Schedule of Investments PIMCO All Asset All Authority Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		$1,616

Total Short-Term Instruments (Cost $1,616)		1,616

Total Investments in Securities (Cost $1,616)		1,616

INVESTMENTS IN AFFILIATES 145.8%
MUTUAL FUNDS (a) 141.0%
PIMCO All Asset: Multi-RAE PLUS Fund	31,863,426	279,761
PIMCO All Asset: Multi-Real Fund	26,518,570	293,561
PIMCO All Asset: Multi-Short PLUS Fund	19,122,517	144,949
PIMCO CommoditiesPLUS® Strategy Fund	2,097,936	17,727
PIMCO CommodityRealReturn Strategy Fund®	3,921,656	24,589
PIMCO Dynamic Bond Fund	4,161,247	40,988
PIMCO Emerging Markets Bond Fund	14,067,456	114,650
PIMCO Emerging Markets Currency and Short-Term Investments Fund	11,378,131	82,605
PIMCO Emerging Markets Local Currency and Bond Fund	55,848,978	293,207
PIMCO Extended Duration Fund	19,342,114	89,167
PIMCO High Yield Fund	11,074,805	84,058
PIMCO High Yield Spectrum Fund	2,778,574	23,257
PIMCO Income Fund	2,996,514	31,793
PIMCO International Bond Fund (U.S. Dollar-Hedged)	19,974,686	194,753
PIMCO Investment Grade Credit Bond Fund	2,074,236	18,440
PIMCO Long Duration Total Return Fund	12,386,453	96,986
PIMCO Long-Term Credit Bond Fund	2,223,366	20,611
PIMCO Long-Term U.S. Government Fund	17,921,472	75,629
PIMCO Low Duration Credit Fund	5,443,286	46,377
PIMCO Low Duration Fund	35,939,168	334,953
PIMCO RAE Emerging Markets Fund	17,510,127	154,965
PIMCO RAE Fundamental Advantage PLUS Fund	9,248,405	78,704
PIMCO RAE International Fund	12,337,630	93,149
PIMCO RAE PLUS EMG Fund	13,919,357	85,047
PIMCO RAE PLUS International Fund	11,408,064	106,893
PIMCO RAE PLUS Small Fund	3,920,466	51,201
PIMCO RAE US Small Fund	5,273,724	43,614
PIMCO RAE Worldwide Long/Short PLUS Fund	10,115,014	80,515
PIMCO RealEstateRealReturn Strategy Fund	20,355,917	139,438
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	9,703,396	74,134
PIMCO StocksPLUS® International Fund (Unhedged)	4,138,933	53,516
PIMCO Total Return Fund	25,098,848	225,890
PIMCO TRENDS Managed Futures Strategy Fund	14,312,874	193,510

Total Mutual Funds (Cost $4,137,625)		3,688,637

SHORT-TERM INSTRUMENTS 4.8%
MUTUAL FUNDS 4.8%
PIMCO Government Money Market Fund
1.450% (a)(b)	127,211,584	127,211

Total Short-Term Instruments (Cost $127,211)		127,211

Total Investments in Affiliates (Cost $4,264,836)		3,815,848

Total Investments 145.9% (Cost $4,266,452)		$3,817,464
Other Assets and Liabilities, net (45.9)%		(1,201,530)

Net Assets 100.0%		$2,615,934

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$1,616	U.S. Treasury Notes 2.875% due 06/15/2025		$(1,648)	$1,616	$1,616

Total Repurchase Agreements							$(1,648)	$1,616	$1,616

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$1,616	$0	$1,616

					$0	$1,616	$0	$1,616
Investments in Affiliates, at Value
Mutual Funds					3,688,637	0	0	3,688,637
Short-Term Instruments
Mutual Funds					127,211	0	0	127,211

					$3,815,848	$0	$0	$3,815,848

Total Investments					$3,815,848	$1,616	$0	$3,817,464

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO All Asset Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%		$2,734

Total Short-Term Instruments (Cost $2,734)		2,734

Total Investments in Securities (Cost $2,734)		2,734

INVESTMENTS IN AFFILIATES 100.0%
MUTUAL FUNDS (a) 99.4%
PIMCO All Asset: Multi-RAE PLUS Fund	388,487,587	3,410,921
PIMCO All Asset: Multi-Real Fund	159,096,861	1,761,202
PIMCO CommoditiesPLUS® Strategy Fund	2,611,993	22,071
PIMCO CommodityRealReturn Strategy Fund®	21,807,537	136,733
PIMCO Dynamic Bond Fund	22,730,760	223,898
PIMCO Emerging Markets Bond Fund	60,013,324	489,109
PIMCO Emerging Markets Currency and Short-Term Investments Fund	45,303,461	328,903
PIMCO Emerging Markets Local Currency and Bond Fund	241,075,343	1,265,646
PIMCO Extended Duration Fund	40,404,438	186,264
PIMCO High Yield Fund	45,442,188	344,906
PIMCO Income Fund	17,490,969	185,579
PIMCO International Bond Fund (U.S. Dollar-Hedged)	60,162,439	586,584
PIMCO Investment Grade Credit Bond Fund	10,894,542	96,852
PIMCO Long Duration Total Return Fund	30,182,224	236,327
PIMCO Long-Term U.S. Government Fund	37,723,085	159,191
PIMCO Low Duration Credit Fund	17,595,183	149,911
PIMCO Low Duration Fund	123,744,186	1,153,296
PIMCO RAE Emerging Markets Fund	49,464,726	437,763
PIMCO RAE Fundamental Advantage PLUS Fund	50,211,838	427,303
PIMCO RAE International Fund	17,363,837	131,097
PIMCO RAE PLUS Fund	22,529,914	126,393
PIMCO RAE US Fund	5,382,958	63,573
PIMCO RAE US Small Fund	5,768,703	47,707
PIMCO RAE Worldwide Long/Short PLUS Fund	55,240,354	439,713
PIMCO RealEstateRealReturn Strategy Fund	61,205,835	419,260
PIMCO StocksPLUS Long Duration Fund	26,407,012	127,018
PIMCO Total Return Fund	87,104,883	783,944
PIMCO TRENDS Managed Futures Strategy Fund	45,794,214	619,138

Total Mutual Funds (Cost $15,972,077)		14,360,302

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund
1.450% (a)(b)	87,683,376	87,684

Total Short-Term Instruments (Cost $87,683)		87,684

Total Investments in Affiliates (Cost $16,059,760)		14,447,986

Total Investments 100.0% (Cost $16,062,494)		$14,450,720
Other Assets and Liabilities, net 0.0%		(5,620)

Net Assets 100.0%		$14,445,100

Schedule of Investments PIMCO All Asset Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$2,734	U.S. Treasury Notes 2.875% due 06/15/2025		$(2,789)	$2,734	$2,734

Total Repurchase Agreements							$(2,789)	$2,734	$2,734

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$2,734	$0	$2,734

					$0	$2,734	$0	$2,734
Investments in Affiliates, at Value
Mutual Funds					14,360,302	0	0	14,360,302
Short-Term Instruments
Mutual Funds					87,684	0	0	87,684

					$14,447,986	$0	$0	$14,447,986

Total Investments					$14,447,986	$2,734	$0	$14,450,720

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.4% ¤
MUNICIPAL BONDS & NOTES 88.1%
CALIFORNIA 81.0%
Alameda County, California Transportation Commission Revenue Bonds, Series 2022 5.000% due 03/01/2036 (a)	$1,000	$1,158
Anaheim Public Financing Authority Revenue Bonds, (AGM/CR Insured), Series 2019 5.000% due 09/01/2027	1,500	1,657
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	370	386
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.000% due 04/01/2029	5,000	5,127
California Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 01/01/2032	1,490	1,631
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2029	265	295
5.000% due 10/01/2030	160	177
5.000% due 10/01/2031	265	292
California Health Facilities Financing Authority Revenue Bonds, Series 2016 4.000% due 03/01/2039	1,500	1,420
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2027	2,000	2,266
5.000% due 11/15/2031	3,390	3,726
California Health Facilities Financing Authority Revenue Bonds, Series 2020 5.000% due 04/01/2033	1,000	1,090
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	2,644	2,316
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.850% due 01/01/2050	1,500	1,480
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	765	665
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2029	1,000	1,075
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	994
California Pollution Control Financing Authority Revenue Notes, Series 2019 5.000% due 07/01/2029	1,000	1,053
California School Finance Authority Revenue Notes, Series 2016 5.000% due 06/01/2026	400	412
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,000	875
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	1,000	1,012
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 05/15/2027	500	527
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 03/01/2030	600	645
5.000% due 03/01/2031	200	214
5.000% due 08/01/2031	425	450
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2026	1,000	1,054
California Statewide Communities Development Authority Revenue Notes, Series 2018 5.000% due 08/01/2028	250	269
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2040 (b)	3,475	1,580
City & County of San Francisco CA General Obligation Refunding Bonds, Series 2022 5.000% due 06/15/2032	1,000	1,190
Coast Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 08/01/2028 (b)	2,900	2,395
Compton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2019 0.000% due 06/01/2037 (b)	3,515	1,846
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015 5.000% due 06/01/2027	1,725	1,858
Contra Costa County, California Redevelopment Agency Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 08/01/2030	1,000	1,104
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	6,660	7,589
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	240	235
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 05/01/2033	750	818
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017 5.000% due 05/01/2026	500	543
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,420	1,346

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Irvine, California Special Assessment Bonds, Series 2015 5.000% due 09/02/2026	1,495	1,627
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014 5.000% due 09/01/2027	775	821
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2036	1,000	1,112
Los Angeles Community College District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2026	2,000	2,071
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016 5.000% due 06/01/2028	1,500	1,646
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012 5.000% due 08/01/2025	1,000	1,003
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2031	1,500	1,652
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 5.000% due 05/15/2032	1,350	1,525
Los Angeles Department of Airports, California Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,084
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2029	2,725	3,102
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019 5.000% due 07/01/2030	1,090	1,235
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 10/01/2027	1,230	1,331
Napa Valley Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005 0.000% due 08/01/2028 (b)	250	205
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009 0.000% due 08/01/2027 (b)	915	781
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	3,000	3,051
Northern California Gas Authority, Revenue Bonds, Series 2007 1.368% (US0003M) due 07/01/2027 ~	1,530	1,497
Northern California Transmission Agency Revenue Bonds, Series 2016 5.000% due 05/01/2029	1,000	1,087
Ontario International Airport Authority, California Revenue Notes, (AGM Insured), Series 2021 5.000% due 05/15/2029	840	923
Ontario Public Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 11/01/2035	500	562
Orange County, California Community Facilities District Special Tax Bonds, Series 2016 5.000% due 08/15/2027	1,600	1,700
Palos Verdes Peninsula Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2003 0.000% due 11/01/2027 (b)	700	597
Riverside, California Sewer Revenue Bonds, Series 2015 5.000% due 08/01/2028	1,000	1,075
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2026	1,000	1,053
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015 5.000% due 12/01/2028	1,000	1,086
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	1,000	1,056
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	280	290
5.000% due 09/01/2031	285	295
5.000% due 09/01/2032	475	491
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016 5.000% due 05/15/2028	1,875	2,051
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020 5.000% due 08/01/2033	500	567
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2021
5.000% due 10/15/2033	400	454
5.000% due 10/15/2035	100	113
San Francisco, California City & County Certificates of Participation Bonds, Series 2021 4.000% due 04/01/2034	1,000	1,034
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 5.000% due 10/01/2034	1,500	1,655
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	1,800	1,934
San Marcos Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2029 (b)	290	230
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2029 (b)	2,575	2,079
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2026 (b)	380	336
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,297
South San Francisco Public Facilities Financing Authority Multiple Capital Projects At Orange Memorial Park Revenue Bonds, Series 2022 5.000% due 06/01/2036	1,000	1,114
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018 5.000% due 10/01/2029	1,000	1,125
Stockton Public Financing Authority, California Revenue Bonds, Series 2010 5.000% due 10/01/2028	500	520
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2030	1,000	1,078
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019 5.000% due 06/01/2029	500	539

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	852
5.000% due 09/01/2029	300	317
Tustin Community Facilities District, California Special Tax Notes, Series 2015 5.000% due 09/01/2025	690	740
University of California Revenue Bonds, Series 2018 5.000% due 05/15/2030	1,500	1,686

		107,449

FLORIDA 0.3%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2034 (b)	650	390

ILLINOIS 0.4%
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	500	537

KENTUCKY 0.8%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	1,000	1,012

MICHIGAN 1.1%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 1.248% (US0003M) due 07/01/2032 ~	1,500	1,465

NEW JERSEY 1.4%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	1,750	1,877

NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,000	1,017

PUERTO RICO 2.3%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.168% (US0003M) due 07/01/2029 ~	720	747
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2031 (b)	2,000	1,357
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	1,000	941

		3,045

Total Municipal Bonds & Notes (Cost $118,842)		116,792

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (c) 1.3%		1,757

Total Short-Term Instruments (Cost $1,757)		1,757

Total Investments in Securities (Cost $120,599)		118,549

	SHARES
INVESTMENTS IN AFFILIATES 10.1%
SHORT-TERM INSTRUMENTS 10.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.1%
PIMCO Short-Term Floating NAV Portfolio III	1,380,496	13,396

Total Short-Term Instruments (Cost $13,396)		13,396

Total Investments in Affiliates (Cost $13,396)		13,396

Total Investments 99.5% (Cost $133,995)		$131,945
Other Assets and Liabilities, net 0.5%		632

Net Assets 100.0%		$132,577

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$1,757	U.S. Treasury Notes 3.000% due 06/30/2024		$(1,792)	$1,757	$1,757

Total Repurchase Agreements							$(1,792)	$1,757	$1,757

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
California					$0	$107,449	$0	$107,449
Florida					0	390	0	390
Illinois					0	537	0	537
Kentucky					0	1,012	0	1,012
Michigan					0	1,465	0	1,465
New Jersey					0	1,877	0	1,877
New York					0	1,017	0	1,017
Puerto Rico					0	3,045	0	3,045
Short-Term Instruments
Repurchase Agreements					0	1,757	0	1,757

					$0	$118,549	$0	$118,549
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$13,396	$0	$0	$13,396

Total Investments					$13,396	$118,549	$0	$131,945

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO California Municipal Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.0% ¤
MUNICIPAL BONDS & NOTES 100.6%
CALIFORNIA 88.9%
Alameda County, California Transportation Commission Revenue Bonds, Series 2022 5.000% due 03/01/2045 (a)	$2,000	$2,261
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2034	1,000	1,087
Anaheim Public Financing Authority Revenue Bonds, (AGM/CR Insured), Series 2019 5.000% due 09/01/2027	1,000	1,104
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	205	214
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	100
4.000% due 04/01/2034	1,000	1,025
5.000% due 04/01/2056	250	280
California Community Choice Financing Authority Revenue Bonds, Series 2022 4.000% due 05/01/2053 (a)	2,000	2,023
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	525	480
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	250	206
4.000% due 02/01/2056	250	199
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	250	221
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2034	200	198
4.000% due 06/01/2035	200	197
5.000% due 06/01/2033	250	268
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2042	300	319
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	500	485
5.000% due 10/01/2043	500	531
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	200	207
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 02/01/2029	1,000	1,056
5.000% due 08/15/2054	200	207
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2036	1,000	992
4.000% due 11/15/2041	100	98
5.000% due 11/15/2046 (d)	250	267
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 08/15/2034	215	206
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	1,500	1,637
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2040	1,000	958
4.000% due 06/01/2050	2,000	1,846
4.000% due 08/15/2050	1,000	957
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048	500	489
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	240	211
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 1.260% (MUNIPSA) due 08/01/2047 ~	1,000	988
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
4.125% due 01/01/2035	500	444
5.000% due 01/01/2055	500	458
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	250	271
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 02/01/2047	100	103
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	310
5.000% due 06/01/2043	500	539
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	360	313
4.000% due 09/01/2050 (e)	1,000	854
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	130	133
California Public Finance Authority Revenue Bonds, Series 2017 0.520% due 08/01/2052	1,000	1,000

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	272
California Public Finance Authority Revenue Bonds, Series 2022
0.520% due 07/15/2062	4,000	4,000
5.000% due 07/15/2046	2,725	2,990
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	248
5.000% due 06/01/2046	300	303
5.000% due 08/01/2046	500	513
California School Finance Authority Revenue Bonds, Series 2019 5.000% due 07/01/2054	1,000	1,023
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	275	272
California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	1,000	1,087
5.000% due 04/01/2049	400	433
California State General Obligation Bonds, Series 2021
4.000% due 10/01/2034	1,500	1,539
5.000% due 09/01/2041	1,000	1,127
California State General Obligation Notes, Series 2020 4.000% due 03/01/2026	500	531
California State University Revenue Bonds, Series 2012 5.000% due 11/01/2030	280	283
California State University Revenue Bonds, Series 2018 5.000% due 11/01/2048	250	268
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2047	250	241
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021 4.000% due 11/01/2051	1,000	959
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	350	354
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	100	101
5.250% due 12/01/2056	150	151
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 03/01/2048	2,000	2,074
5.000% due 12/01/2053	100	104
5.000% due 12/01/2057	100	104
5.500% due 12/01/2058	350	352
Central Unified School District, California General Obligation Bonds, Series 2021
0.000% due 08/01/2034 (b)	265	165
0.000% due 08/01/2037 (b)	500	268
Clovis Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2029 (b)	530	420
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	250	195
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	361
3.100% due 07/01/2045	250	190
4.000% due 08/01/2056	500	411
4.000% due 10/01/2056	250	191
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	1,000	524
Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008 0.000% due 08/01/2032 (b)	250	171
Eureka City Schools, California General Obligation Bonds, (NPFGC Insured), Series 2005 0.000% due 08/01/2030 (b)	280	211
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016 4.000% due 04/01/2041	100	104
Foothill-De Anza Community College District, California General Obligation Bonds, (AMBAC Insured), Series 2007 0.000% due 08/01/2036 (b)	1,000	590
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1995 0.000% due 01/01/2028 (b)	2,000	1,735
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	200	228
5.000% due 06/01/2031	2,000	2,279
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	1,000	864
3.850% due 06/01/2050	1,000	903
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2023	100	103
5.000% due 06/01/2026	200	221
5.000% due 06/01/2027	250	282
Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017 0.000% due 08/01/2031 (b)	500	370
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	250	246
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	350	342
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017 4.000% due 11/01/2041	150	148
Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022 4.500% due 11/01/2052 (a)	750	735
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	355	337

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Irvine Unified School District, California General Obligation Bonds, Series 2018 4.000% due 09/01/2045	250	245
Irvine, California Special Assessment Bonds, Series 2012 5.000% due 09/02/2026	100	100
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	160	164
Livermore, California Certificates of Participation Bonds, Series 2020 4.000% due 10/01/2040	450	446
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.000% due 11/15/2035	120	128
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2037	200	201
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	250	241
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	250	260
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049	1,000	944
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2037	690	766
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 5.000% due 05/15/2033	200	232
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,000	1,083
Los Angeles Department of Water & Power, California Revenue Notes, Series 2022 5.000% due 07/01/2028	1,015	1,156
Los Angeles Unified School District, California General Obligation Bonds, Series 2020 4.000% due 07/01/2040	1,000	996
Los Angeles, California Wastewater System Revenue Bonds, Series 2013 5.000% due 06/01/2035	250	257
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	56
7.000% due 11/01/2034	200	249
Marin Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	250	269
Metropolitan Water District of Southern California Revenue Bonds, Series 2018 5.000% due 01/01/2037	500	554
Metropolitan Water District of Southern California Revenue Bonds, Series 2022 5.000% due 10/01/2035 (a)	1,250	1,473
Metropolitan Water District of Southern California Revenue Notes, Series 2022 5.000% due 10/01/2027 (a)	1,000	1,134
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	350	342
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	196
5.000% due 08/01/2031	150	168
Napa Valley Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2032	250	257
Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (b)	500	369
Norris School District, California General Obligation Bonds, Series 2012 0.000% due 11/01/2040 (c)	250	268
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	525	534
Northern California Gas Authority, Revenue Bonds, Series 2007 1.368% (US0003M) due 07/01/2027 ~	330	323
Oceanside Public Financing Authority, California Revenue Notes, Series 2019 4.000% due 11/01/2029	175	187
Richmond, California Wastewater Revenue Bonds, Series 2019 5.000% due 08/01/2044	250	274
Riverside County, California Transportation Commission Revenue Bonds, Series 2017 5.000% due 06/01/2035	740	805
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	250	251
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	1,000	1,092
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	250	256
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	200	215
5.000% due 10/01/2047 (d)	100	107
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 07/01/2031	100	100
Sacramento County, California Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2038	250	266
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 1.609% (US0003M) due 06/01/2034 ~	500	464
Sacramento Municipal Utility District, California Revenue Bonds, Series 2020 5.000% due 08/15/2033	500	571
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,000	870
Sacramento, California Water Revenue Bonds, Series 2013 5.000% due 09/01/2031	130	135
San Diego County, California Water Authority Revenue Bonds, Series 2013 5.000% due 05/01/2031	200	202

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2019 5.000% due 08/01/2043	500	548
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (b)	550	340
4.000% due 07/01/2047	400	389
San Francisco Bay Area Rapid Transit District Sales Tax, California Revenue Bonds, Series 2019 4.000% due 07/01/2038	500	500
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	500	501
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	500	522
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2021 5.000% due 05/01/2036	1,000	1,078
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	250	250
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016 5.000% due 08/01/2027	105	115
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2036	170	171
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	500	523
San Jose, California General Obligation Bonds, Series 2019 5.000% due 09/01/2041	1,000	1,106
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	200	215
San Marcos Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2038	500	500
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	250	274
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	973
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2045	1,500	1,626
Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041	200	199
Santa Barbara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	500	491
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	600	589
Sierra Joint Community College District School Facilities District No 1, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (b)	1,000	716
South Placer Wastewater Authority, California Revenue Bonds, Series 2020 5.000% due 11/01/2034	500	586
Temple City Unified School District, California General Obligation Bonds, Series 2013 0.000% due 08/01/2036 (c)	200	220
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	8,720	1,260
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2031	500	536
5.000% due 06/01/2048	665	648
University of California Revenue Bonds, Series 2015 5.000% due 05/15/2040	1,000	1,050
University of California Revenue Bonds, Series 2016 4.000% due 05/15/2046	250	245
University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	265	262
5.000% due 05/15/2058	100	106
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	500	540
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	250	230
Val Verde Unified School District, California General Obligation Bonds, (BAM Insured), Series 2020 4.000% due 08/01/2038	550	545
West Valley-Mission Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	500	501

		95,226

FLORIDA 0.4%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2039 (b)	850	394

GEORGIA 1.4%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 05/01/2052	1,500	1,502

ILLINOIS 1.6%
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	200	205
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	1,000	970

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2023	525	537

		1,712

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	250	250

LOUISIANA 0.2%
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.100% due 12/01/2040	180	199

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	500	536

PUERTO RICO 4.9%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,047	522
0.000% due 11/01/2051	585	253
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	269	152
4.000% due 07/01/2033	89	82
4.000% due 07/01/2035	80	72
4.000% due 07/01/2037	69	61
5.750% due 07/01/2031	94	103
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (b)	46	42
5.625% due 07/01/2027	99	105
5.625% due 07/01/2029	250	269
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.168% (US0003M) due 07/01/2029 ~	125	130
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2026	500	544
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2046 (b)	6,818	1,842
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	1,095	1,049

		5,226

TEXAS 2.0%
Board of Regents of the University of Texas System Revenue Bonds, Series 2022 4.000% due 08/15/2052	1,000	998
Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 02/15/2052 (a)	1,000	1,102

		2,100

U.S. VIRGIN ISLANDS 0.5%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Notes, Series 2022 5.000% due 10/01/2028	500	515

Total Municipal Bonds & Notes (Cost $113,158)		107,660

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (f) 0.5%		569

MUNICIPAL BONDS & NOTES 0.9%
Los Angeles, California Revenue Notes, Series 2022 4.000% due 06/29/2023 (a)	$1,000	1,019

Total Municipal Bonds & Notes (Cost $1,015)		1,019

Total Short-Term Instruments (Cost $1,584)		1,588

Total Investments in Securities (Cost $114,742)		109,248

	SHARES
INVESTMENTS IN AFFILIATES 9.1%
SHORT-TERM INSTRUMENTS 9.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%
PIMCO Short-Term Floating NAV Portfolio III	1,002,020	9,724

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $9,727)	9,724

Total Investments in Affiliates (Cost $9,727)	9,724

Total Investments 111.1% (Cost $124,469)	$118,972
Financial Derivative Instruments (g)(j) (0.1)%(Cost or Premiums, net $0)	(69)
Other Assets and Liabilities, net (11.0)%	(11,843)

Net Assets 100.0%	$107,060

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.
	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)					When-issued security.
	(b)					Zero coupon security.
	(c)					Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)					RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%			09/01/2050	02/24/2022	$1,078	$854	0.80%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$569	U.S. Treasury Notes 3.000% due 06/30/2024	$(580)	$569	$569

Total Repurchase Agreements						$(580)	$569	$569

	(1)					Includes accrued interest.
	(g)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
							Variation Margin
Description	Expiration Month			# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2022			68	$(8,060)	$51	$0	$(69)

Total Futures Contracts						$51	$0	$(69)

Cash of $133 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	California			$0	$95,226	$0	$95,226
	Florida			0	394	0	394
	Georgia			0	1,502	0	1,502
	Illinois			0	1,712	0	1,712
	Iowa			0	250	0	250
	Louisiana			0	199	0	199
	New Jersey			0	536	0	536
	Puerto Rico			0	5,226	0	5,226
	Texas			0	2,100	0	2,100
	U.S. Virgin Islands			0	515	0	515
Short-Term Instruments
	Repurchase Agreements			0	569	0	569
	Municipal Bonds & Notes			0	1,019	0	1,019

				$0	$109,248	$0	$109,248
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes			$9,724	$0	$0	$9,724

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Investments	$9,724	$109,248	$0	$118,972

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(69)	$0	$(69)

Total Financial Derivative Instruments	$0	$(69)	$0	$(69)

Totals	$9,724	$109,179	$0	$118,903

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO California Municipal Intermediate Value Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.7% ¤
MUNICIPAL BONDS & NOTES 96.7%
CALIFORNIA 89.4%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013 5.000% due 12/01/2033	$775	$804
Anaheim City School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2007 0.000% due 08/01/2030 (a)	385	290
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2036	1,050	1,151
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015 3.000% due 08/15/2029	1,115	1,110
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 5.000% due 07/01/2031	600	671
Chula Vista Elementary School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 09/01/2023	610	632
Corona Public Financing Authority, California Revenue Notes, Series 2016 5.000% due 11/01/2026	580	643
Cosumnes Community Services District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 09/01/2024	675	702
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015 5.000% due 06/01/2035	405	431
East Side Union High School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2030	605	650
Elk Grove Finance Authority, California Special Tax Notes, Series 2015 5.000% due 09/01/2025	510	547
Escondido, California General Obligation Bonds, Series 2015 5.000% due 09/01/2036	500	531
Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016 4.000% due 08/01/2028	905	943
Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 04/01/2026	330	349
Hacienda, Louisiana Puente Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2015 5.000% due 06/01/2025	545	588
Hemet Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2030	500	534
Irvine Unified School District, California Special Tax Notes, (BAM Insured), Series 2015 5.000% due 09/01/2023	580	600
Jefferson School District/San Joaquin County, California General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 08/01/2034	350	365
Jurupa Community Services District Wastewater, California Revenue Notes, Series 2020 4.000% due 09/01/2023	570	585
Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 11/01/2028 (a)	500	407
Kern High School District, California General Obligation Notes, (AGM Insured), Series 2020 4.000% due 08/01/2027	600	641
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2032	920	984
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2033	1,000	1,070
Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2028	375	407
Lynwood Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016
5.000% due 10/01/2024	655	695
5.000% due 10/01/2025	695	752
Metropolitan Water District of Southern California Revenue Bonds, Series 2012 5.000% due 10/01/2035	550	550
Mount Diablo Unified School District, California General Obligation Bonds, (AGM Insured), Series 2010 0.000% due 08/01/2030 (b)	1,700	1,841
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016 4.000% due 11/01/2033	345	353
Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2018 5.000% due 11/01/2025	625	681
Nipomo Community Services District, California Certificates of Participation Bonds, Series 2022 4.000% due 06/01/2036	405	409
Oak Grove School District, California General Obligation Bonds, Series 2009 0.000% due 08/01/2024 (a)	400	380
Palmdale Elementary School District, California General Obligation Notes, Series 2020 4.000% due 08/01/2027	500	535
Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2027	445	481
Placentia-Yorba Linda Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 10/01/2025	200	217
Poway Unified School District Public Financing Authority, California Special Tax Bonds, Series 2017 5.000% due 09/01/2029	1,720	1,887

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	June 30, 2022 (Unaudited)

Poway Unified School District Public Financing Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	250	262
5.000% due 09/01/2025	350	372
Rio Bravo-Greeley Union School District, California General Obligation Bonds, (AGC Insured), Series 2008 0.000% due 09/01/2029 (a)	450	349
Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014 3.250% due 09/01/2026	325	324
Riverside County, California Redevelopment Successor Agency Tax Allocation Notes, (AGM Insured), Series 2015 5.000% due 10/01/2025	300	323
Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2028	750	823
Sacramento County, California Certificates of Participation Bonds, (AGM Insured), Series 2018 5.000% due 10/01/2032	550	615
Sacramento, California Special Tax Notes, Series 2015 5.000% due 09/01/2024	200	211
San Bernardino City Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2019 5.000% due 10/01/2033	1,365	1,514
San Bernardino Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2034	335	344
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2016 5.000% due 08/01/2035	400	430
Simi Valley Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007 0.000% due 08/01/2030 (a)	475	357
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2029 (b)	1,525	1,605
South San Francisco Public Facilities Financing Authority, California Revenue Bonds, Series 2021 4.000% due 06/01/2034	750	776
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2014 5.000% due 09/01/2025	1,250	1,325
Stockton Unified School District, California Certificates of Participation Bonds, Series 2018 5.000% due 02/01/2029	1,000	1,117
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2014 5.000% due 08/01/2028	510	539
Stockton Unified School District, California General Obligation Notes, (BAM Insured), Series 2015 5.000% due 08/01/2024	430	456
Tulare, California Sewer Revenue Bonds, (AGM Insured), Series 2016 5.000% due 11/15/2028	720	779
Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015 5.000% due 08/01/2026	215	231
West Basin Municipal Water District, California Revenue Bonds, Series 2016 5.000% due 08/01/2034	750	805
West Contra Costa Healthcare District, California Special Tax Bonds, Series 2021 4.000% due 07/01/2036	640	642

		38,615

ILLINOIS 7.0%
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2025	230	238
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	2,000	2,104
University of Illinois Revenue Notes, Series 2018 5.000% due 04/01/2028	625	694

		3,036

KENTUCKY 0.3%
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2016 3.000% due 02/01/2026	125	127

Total Municipal Bonds & Notes (Cost $43,285)		41,778

	SHARES
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
Fidelity Investments Money Market Government Portfolio, Class I 1.410% (c)	6,667	7

Total Short-Term Instruments (Cost $7)		7

Total Investments in Securities (Cost $43,292)		41,785

INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	113,926	1,106

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $1,106)	1,106

Total Investments in Affiliates (Cost $1,106)	1,106

Total Investments 99.3% (Cost $44,398)	$42,891
Other Assets and Liabilities, net 0.7%	323

Net Assets 100.0%	$43,214

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7 days yield
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$38,615	$0	$38,615
Illinois	0	3,036	0	3,036
Kentucky	0	127	0	127
Short-Term Instruments
Mutual Funds	7	0	0	7

	$7	$41,778	$0	$41,785
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,106	$0	$0	$1,106

Total Investments	$1,113	$41,778	$0	$42,891

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.3% ¤
MUNICIPAL BONDS & NOTES 98.0%
CALIFORNIA 90.1%
Alameda Public Financing Authority, California Revenue Bonds, Series 2010 5.250% due 07/01/2029	$1,160	$1,163
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2047	3,925	4,209
Burbank Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2023 (b)	4,375	4,273
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	3,525	3,525
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 5.000% due 11/01/2050	1,000	1,071
California Health Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 11/15/2048	3,975	4,149
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008 5.000% due 08/15/2023	700	701
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010 5.750% due 08/15/2029	500	501
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2013 5.000% due 01/01/2033	1,000	1,027
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2014 5.000% due 08/01/2043	2,455	2,519
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	135	135
California State General Obligation Bonds, (SGI Insured), Series 2002 5.000% due 10/01/2028	5	5
California State General Obligation Bonds, Series 2000 5.750% due 05/01/2030	85	85
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,575	2,694
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 08/15/2046	2,175	2,256
Centinela Valley Union High School District, California General Obligation Bonds, Series 2013
5.750% due 08/01/2030	1,000	1,042
5.750% due 08/01/2033	1,910	1,991
Central School District, California General Obligation Bonds, (BAM Insured), Series 2022 0.000% due 08/01/2044 (b)	1,275	481
Cerritos Community College District, California General Obligation Bonds, Series 2014 4.000% due 08/01/2044	5,850	5,792
Cosumnes Community Services District California Revenue Certificates Of Participation, Series 2022 5.000% due 11/01/2042	1,000	1,099
Desert Community College District, California General Obligation Bonds, Series 2018 5.000% due 08/01/2043	3,375	3,495
Discovery Bay Public Financing Authority Revenue Bonds,Series 2022 5.000% due 12/01/2042	1,005	1,136
Elk Grove Finance Authority Revenue Bonds, Series 2022 5.000% due 11/01/2042	1,385	1,562
Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015 5.000% due 09/01/2038	1,500	1,591
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (b)	2,000	1,530
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AGM/CR Insured), Series 2015 5.000% due 06/01/2040	4,340	4,698
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2040	7,615	8,243
5.000% due 06/01/2045	4,550	4,926
Lake Elsinore Facilities Financing Authority Successor Agency, California Revenue Bonds, (BAM Insured), Series 2022 5.250% due 04/01/2047	2,000	2,182
Long Beach, California Harbor Revenue Bonds, Series 2019 5.000% due 05/15/2044	2,000	2,175
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012 5.000% due 08/01/2042	1,085	1,088
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	8,775	9,119
Los Angeles Department of Water & Power Power System, California Revenue Bonds, Series 2012 5.000% due 07/01/2027	1,300	1,300
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2012 5.000% due 07/01/2043	1,480	1,480
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2012 5.000% due 07/01/2043	8,050	8,050
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2047	2,000	2,230

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2022 (Unaudited)

Louisiana Honda Pescadero Unified School District, California General Obligation Bonds, Series 2022 0.000% due 04/01/2042 (b)	2,215	846
Madera Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2018
5.000% due 09/01/2038	2,250	2,255
5.000% due 09/01/2043	4,165	4,174
5.000% due 09/01/2045	2,500	2,505
Marina, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 05/01/2047 (a)	2,000	2,195
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
1.639% (US0003M) due 09/01/2027 ~	3,185	3,186
1.689% (US0003M) due 09/01/2037 ~	1,600	1,533
Mount Diablo Unified School District, California General Obligation Bonds, Series 2012 5.000% due 08/01/2030	2,510	2,517
Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022 5.000% due 11/01/2047	1,000	1,096
Pittsburg Public Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 08/01/2052	3,000	3,302
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 1999 0.000% due 08/01/2024 (b)	3,000	2,846
Ravenswood City School District CA General Obligation Bonds, (AGM Insured), Series 2022 5.250% due 08/01/2045	1,275	1,424
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013 5.000% due 05/15/2043	2,090	2,140
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016 5.000% due 05/15/2041	3,750	3,964
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022 5.000% due 05/15/2047	5,150	5,593
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014 5.000% due 12/01/2044	1,000	1,044
San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015 5.000% due 08/01/2040	5,475	5,771
San Diego Community College District, California General Obligation Bonds, Series 2013 0.000% due 08/01/2041 (c)	2,650	1,490
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	3,230	3,331
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2046	1,500	1,579
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2016 5.000% due 04/01/2048	2,490	2,657
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2013
5.000% due 05/01/2043	3,420	3,461
5.250% due 05/01/2033	1,520	1,544
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014
5.000% due 05/01/2039	3,865	3,967
5.000% due 05/01/2044	4,640	4,735
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2041	4,450	4,623
San Joaquin County, California Transportation Authority Measure K Sales Tax Revenue Bonds, Series 2019 5.000% due 03/01/2040	1,000	1,103
San Juan Unified School District, California General Obligation Notes, Series 2022
5.000% due 08/01/2040	1,000	1,122
5.000% due 08/01/2041	1,035	1,159
San Mateo Union High School District, California General Obligation Bonds, Series 2013 5.000% due 09/01/2041	1,000	1,037
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2049	3,250	3,424
Santa Monica Community College District General Obligation Bonds, Series 2022 5.000% due 08/01/2045	1,150	1,305
Southern California Public Power Authority Revenue Notes, Series 2020 5.000% due 07/01/2030	3,000	3,122
Stockton Public Financing Authority, California Revenue Bonds, Series 2010 6.250% due 10/01/2040	1,325	1,398
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 07/01/2027	775	777
Tulare County, California Board of Education Certificates of Participation Bonds, (BAM Insured), Series 2013 5.375% due 05/01/2033	1,600	1,649
University of California Revenue Bonds, Series 2014 4.250% due 05/15/2039	4,000	4,022
University of California Revenue Bonds, Series 2015 4.000% due 05/15/2033	2,700	2,749
University of California Revenue Bonds, Series 2017 5.000% due 05/15/2042	2,655	2,833
Wasco Union School District, California General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 08/01/2043	3,740	3,871

		196,872

ILLINOIS 4.8%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015 5.000% due 01/01/2046	1,000	1,017
Chicago Park District, Illinois General Obligation Bonds, Series 2013 5.750% due 01/01/2038	2,050	2,167
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2026	1,000	1,031
Chicago Park District, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2030	1,000	1,038

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2022 (Unaudited)

5.000% due 01/01/2035	1,000	1,037
5.000% due 01/01/2040	2,325	2,409
Chicago Park District, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	1,755	1,827

		10,526

NEW YORK 2.1%
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds Revenue Bonds, Series 2022 5.000% due 05/15/2047	4,145	4,583

PENNSYLVANIA 1.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 5.000% due 12/01/2044	2,100	2,166

Total Municipal Bonds & Notes (Cost $214,321)		214,147

	SHARES
SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
Fidelity Investments Money Market Government Portfolio, Class I 1.410% (d)	594,590	595

Total Short-Term Instruments (Cost $595)		595

Total Investments in Securities (Cost $214,915)		214,742

INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III	403,011	3,911

Total Short-Term Instruments (Cost $3,912)		3,911

Total Investments in Affiliates (Cost $3,912)		3,911

Total Investments 100.1% (Cost $218,828)		$218,653
Other Assets and Liabilities, net (0.1)%		(165)

Net Assets 100.0%		$218,488

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				When-issued security.
(b)				Zero coupon security.
(c)				Security becomes interest bearing at a future date.
(d)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$196,872	$0	$196,872
Illinois	0	10,526	0	10,526
New York	0	4,583	0	4,583
Pennsylvania	0	2,166	0	2,166
Short-Term Instruments
Mutual Funds	595	0	0	595

	$595	$214,147	$0	$214,742
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,911	$0	$0	$3,911

Total Investments	$4,506	$214,147	$0	$218,653

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO California Short Duration Municipal Income Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.9% ¤
MUNICIPAL BONDS & NOTES 90.6%
ALABAMA 0.7%
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	$1,250	$1,191

CALIFORNIA 83.3%
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	285	298
Bay Area Toll Authority, California Revenue Bonds, Series 2001 2.160% (MUNIPSA) due 04/01/2036 ~	1,000	1,008
Bay Area Toll Authority, California Revenue Bonds, Series 2007 0.670% due 04/01/2047	6,000	6,000
Bay Area Toll Authority, California Revenue Bonds, Series 2008 2.010% (MUNIPSA) due 04/01/2045 ~	200	201
Bay Area Toll Authority, California Revenue Bonds, Series 2017 2.000% due 04/01/2053	1,200	1,185
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.625% due 04/01/2045	680	672
Bay Area Toll Authority, California Revenue Bonds, Series 2021
1.320% (MUNIPSA) due 04/01/2056 ~	500	484
1.360% (MUNIPSA) due 04/01/2056 ~	1,000	980
Buena Park, California Revenue Notes, Series 2021 0.595% due 07/01/2024	1,000	943
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,350	2,350
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	270
5.000% due 06/01/2032	300	323
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2024	675	708
California Educational Facilities Authority Revenue Notes, Series 2021
5.000% due 04/01/2023	550	563
5.000% due 04/01/2024	525	550
5.000% due 04/01/2025	425	454
California Health Facilities Financing Authority Revenue Bonds, Series 2009 5.000% due 07/01/2034	1,705	1,722
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	1,770	1,776
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 02/01/2029	1,350	1,426
California Health Facilities Financing Authority Revenue Bonds, Series 2016
2.000% due 10/01/2036	270	262
4.000% due 10/01/2036	125	128
California Health Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 11/01/2032	1,500	1,516
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	3,250	3,522
California Health Facilities Financing Authority Revenue Bonds, Series 2021 3.000% due 08/15/2054	3,500	3,556
California Health Facilities Financing Authority Revenue Notes, Series 2017 5.000% due 11/15/2024	1,000	1,064
California Health Facilities Financing Authority Revenue Notes, Series 2018 5.000% due 11/15/2023	1,500	1,562
California Health Facilities Financing Authority Revenue Notes, Series 2020
5.000% due 06/01/2023	300	309
5.000% due 06/01/2027	365	398
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 1.260% (MUNIPSA) due 08/01/2047 ~	2,000	1,976
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 1.610% (MUNIPSA) due 12/01/2050 ~	1,000	986
California Infrastructure & Economic Development Bank Revenue Notes, Series 2018 5.000% due 10/01/2025	2,500	2,726
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2024	1,000	1,036
California Pollution Control Financing Authority Revenue Bonds, Series 2020 0.600% due 08/01/2040	500	491
California State Department of Water Resources Revenue Bonds, Series 2014 1.280% (MUNIPSA) due 12/01/2035 ~	3,000	2,998
California State General Obligation Notes, Series 2017 5.000% due 08/01/2025	3,880	4,213
California State General Obligation Notes, Series 2020 5.000% due 11/01/2027	1,500	1,697

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2022 (Unaudited)

California State General Obligation Notes, Series 2021 5.000% due 12/01/2027	2,000	2,266
California State University Revenue Bonds, Series 2016 4.000% due 11/01/2051	2,235	2,272
California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.450% due 04/01/2028	1,000	869
2.625% due 11/01/2033	1,000	988
California Statewide Communities Development Authority Revenue Bonds, Series 2008 0.530% due 08/15/2047	2,410	2,410
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2015 5.000% due 08/15/2022	160	161
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018 3.000% due 07/01/2025	470	470
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2024	1,100	1,137
California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 07/01/2022	300	300
5.000% due 07/01/2024	300	316
5.000% due 08/01/2024	150	157
5.000% due 03/01/2025	410	435
5.000% due 08/01/2025	415	441
California Statewide Communities Development Authority Revenue Notes, Series 2021 0.638% due 04/01/2023	1,200	1,176
City of Covina, California Revenue Notes, Series 2021 0.738% due 08/01/2024	550	520
Clovis Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2026 (b)	250	222
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015 5.000% due 06/01/2032	1,000	1,067
Eastern Municipal Water District, California Revenue Bonds, Series 2021 1.010% (MUNIPSA) due 07/01/2046 ~	4,000	3,963
Eastern Municipal Water District, California Revenue Notes, Series 2016 5.000% due 07/01/2022	1,000	1,000
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015 5.000% due 06/01/2045	1,920	2,079
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	2,000	2,279
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.988% due 06/01/2024	1,000	951
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017 5.000% due 06/01/2024	1,000	1,058
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.337% due 06/01/2023	1,000	981
2.687% due 06/01/2030	1,500	1,312
Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007 0.000% due 09/01/2032 (b)	1,565	1,066
Irvine Unified School District, California Special Tax Notes, Series 2017 5.000% due 09/01/2022	1,625	1,633
Kern Community College District, California General Obligation Notes, Series 2020 0.000% due 08/01/2023 (b)	720	699
Lake Tahoe Community College District, California General Obligation Notes, Series 2021 4.000% due 08/01/2023	100	102
Livermore, California Certificates of Participation Notes, Series 2020 4.000% due 10/01/2030	250	267
Long Beach Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 05/01/2023 (b)	100	98
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013 5.000% due 07/01/2022	335	335
Los Angeles Department of Water & Power System, California Revenue Notes, Series 2018
5.000% due 07/01/2023	1,250	1,291
5.000% due 07/01/2024	1,665	1,765
Los Angeles Department of Water & Power, California Revenue Notes, Series 2022 5.000% due 07/01/2028	1,000	1,139
Los Angeles Unified School District, California General Obligation Bonds, Series 2014 5.000% due 07/01/2025	2,500	2,637
Metropolitan Water District of Southern California Revenue Bonds, Series 2017 1.050% (MUNIPSA) due 07/01/2047 ~	750	748
Natomas Unified School District, California General Obligation Notes, Series 2020 5.000% due 08/01/2023	1,500	1,550
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	4,000	4,068
Northern California Power Agency Revenue Notes, Series 2019 5.000% due 08/01/2022	275	276
Oakland Joint Powers Financing Authority, California Revenue Notes, Series 2018
5.000% due 11/01/2022	1,000	1,012
5.000% due 11/01/2023	1,000	1,041
Orange County, California Community Facilities District Special Tax Notes, Series 2016
5.000% due 08/15/2022	640	642
5.000% due 08/15/2023	930	954
Orange County, California Special Assessment Notes, Series 2018 3.000% due 09/02/2025	370	377
Orange County, California Transportation Authority Revenue Notes, Series 2021 4.000% due 10/15/2024	1,400	1,461
Orange County, California Water District Certificates of Participation Bonds, Series 2003 0.700% due 08/01/2042	1,600	1,600

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2022 (Unaudited)

Orange County, California Water District Certificates of Participation Notes, Series 2019 2.000% due 08/15/2023	1,150	1,152
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016 5.000% due 10/01/2023	500	520
Sacramento City Unified School District, California General Obligation Notes, (AGM Insured), Series 2021 4.000% due 07/01/2024	1,000	1,034
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 1.609% (US0003M) due 06/01/2034 ~	1,000	927
Sacramento County, California Water Financing Authority Revenue Notes, Series 2019 5.000% due 06/01/2023	170	175
Sacramento Municipal Utility District, California Revenue Bonds, Series 2019 5.000% due 08/15/2049	3,000	3,071
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	1,250	1,321
San Diego Association of Governments South Bay Expressway, California Revenue Notes, Series 2017 5.000% due 07/01/2022	420	420
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2020 5.000% due 08/01/2023	300	311
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2021 5.000% due 10/15/2025	400	435
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018 0.750% due 05/01/2058	7,755	7,755
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	2,500	2,502
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2015 5.000% due 11/01/2024	1,300	1,389
San Juan Unified School District, California General Obligation Notes, Series 2019 4.000% due 08/01/2025	250	263
San Marcos Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2024 (b)	1,000	949
Santa Clara California Electric Revenue Notes, Series 2018 5.000% due 07/01/2024	500	529
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	3,000	2,757
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2028 (c)	250	263
South Orange County, California Public Financing Authority Special Tax Notes, Series 2018 5.000% due 08/15/2023	1,200	1,236
South Placer Wastewater Authority, California Revenue Bonds, Series 2020
5.000% due 11/01/2030	550	634
5.000% due 11/01/2032	350	407
South Placer Wastewater Authority, California Revenue Notes, Series 2020 5.000% due 11/01/2029	250	286
Southern California Public Power Authority Revenue Notes, Series 2017 5.000% due 07/01/2023	1,000	1,033
Southern California Public Power Authority Revenue Notes, Series 2018 5.000% due 07/01/2022	340	340
Stockton Public Financing Authority, California Revenue Notes, (BAM Insured), Series 2018 5.000% due 10/01/2024	600	637
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2024	2,000	2,069
5.000% due 06/01/2026	1,000	1,059
University of California Revenue Bonds, Series 2015 5.000% due 05/15/2025	1,500	1,622
University of California Revenue Notes, Series 2018 4.000% due 05/15/2024	1,000	1,039
Visalia Unified School District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2043	3,000	3,106
Washington Unified School District/Yolo County, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2026 (b)	2,100	1,858
Whittier, California Revenue Notes, Series 2021 0.519% due 06/01/2024	700	658

		145,701

GUAM 0.6%
Guam Power Authority Revenue Notes, Series 2017 5.000% due 10/01/2023	1,000	1,029

ILLINOIS 1.2%
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	100	103
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2022	2,000	2,018

		2,121

MICHIGAN 0.5%
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	500	448

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2022 (Unaudited)

Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	498	459

		907

NEBRASKA 0.6%
Douglas County, Nebraska Revenue Bonds, Series 2021 1.440% (MUNIPSA) due 07/01/2035 ~	1,000	1,002

NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,365	1,388

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2027	300	325

PENNSYLVANIA 0.5%
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 1.368% (SOFRRATE) due 01/01/2030 ~	995	956

PUERTO RICO 0.9%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2027	1,000	1,101
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018 0.000% due 07/01/2027 (b)	570	472

		1,573

SOUTH CAROLINA 0.6%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018 4.000% due 10/01/2048	1,000	1,019

TENNESSEE 0.6%
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,000	1,043

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	235	225

Total Municipal Bonds & Notes (Cost $161,548)		158,480

SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (d) 0.6%		1,013

MUNICIPAL BONDS & NOTES 1.7%
Los Angeles, California Revenue Notes, Series 2022 4.000% due 06/29/2023 (a)	$2,000	2,039
Riverside County, California Revenue Notes, Series 2021 0.500% due 10/20/2022	1,000	997

Total Municipal Bonds & Notes (Cost $3,032)		3,036

Total Short-Term Instruments (Cost $4,045)		4,049

Total Investments in Securities (Cost $165,593)		162,529

	SHARES
INVESTMENTS IN AFFILIATES 9.8%
SHORT-TERM INSTRUMENTS 9.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%
PIMCO Short-Term Floating NAV Portfolio III	1,756,660	17,047

Total Short-Term Instruments (Cost $17,052)		17,047

Total Investments in Affiliates (Cost $17,052)		17,047

Total Investments 102.7% (Cost $182,645)		$179,576
Other Assets and Liabilities, net (2.7)%		(4,732)

Net Assets 100.0%		$174,844

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Zero coupon security.
	(c)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$1,013	U.S. Treasury Notes 3.000% due 06/30/2024		$(1,033)	$1,013	$1,013

Total Repurchase Agreements							$(1,033)	$1,013	$1,013

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$1,191	$0	$1,191
	California				0	145,701	0	145,701
	Guam				0	1,029	0	1,029
	Illinois				0	2,121	0	2,121
	Michigan				0	907	0	907
	Nebraska				0	1,002	0	1,002
	New York				0	1,388	0	1,388
	Oregon				0	325	0	325
	Pennsylvania				0	956	0	956
	Puerto Rico				0	1,573	0	1,573
	South Carolina				0	1,019	0	1,019
	Tennessee				0	1,043	0	1,043
	West Virginia				0	225	0	225
Short-Term Instruments
	Repurchase Agreements				0	1,013	0	1,013
	Municipal Bonds & Notes				0	3,036	0	3,036

					$0	$162,529	$0	$162,529
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$17,047	$0	$0	$17,047

Total Investments					$17,047	$162,529	$0	$179,576

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Climate Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.2% ¤
CORPORATE BONDS & NOTES 75.5%
BANKING & FINANCE 38.1%
Alexandria Real Estate Equities, Inc. 3.000% due 05/18/2051		$100	$67
AvalonBay Communities, Inc. 1.900% due 12/01/2028		50	44
AXA SA 5.625% due 01/16/2054 •	GBP	100	116
Banco Bilbao Vizcaya Argentaria SA 1.375% due 05/14/2025	EUR	100	102
Bank of America Corp. 2.456% due 10/22/2025 •		$100	95
BNP Paribas SA
0.500% due 06/04/2026 •	EUR	200	195
4.625% due 02/25/2031 • (c)(d)		$200	148
Boston Properties LP 2.550% due 04/01/2032		200	159
CBRE Services, Inc. 2.500% due 04/01/2031		100	82
Chubb INA Holdings, Inc. 0.875% due 06/15/2027	EUR	100	96
Community Preservation Corp. 2.867% due 02/01/2030		$75	67
CPI Property Group SA 1.625% due 04/23/2027	EUR	100	84
CTP NV 1.250% due 06/21/2029		200	146
EQT AB 0.875% due 05/14/2031		100	77
Equinix, Inc.
1.550% due 03/15/2028		$50	42
2.500% due 05/15/2031		60	49
ERP Operating LP 1.850% due 08/01/2031		100	82
Farmers Exchange Capital 5.454% due 10/15/2054 •		50	49
Grainger PLC 3.375% due 04/24/2028	GBP	100	110
HAT Holdings LLC 3.750% due 09/15/2030		$300	240
Healthpeak Properties, Inc. 2.125% due 12/01/2028		100	86
Host Hotels & Resorts LP 2.900% due 12/15/2031		50	40
HSBC Holdings PLC 3.033% due 11/22/2023 •		200	199
ING Groep NV 4.875% due 05/16/2029 •(c)(d)		200	164
Kilroy Realty LP 2.500% due 11/15/2032		300	235
Kimco Realty Corp. 2.700% due 10/01/2030		100	86
Kreditanstalt fuer Wiederaufbau 0.000% due 09/15/2031 (b)	EUR	650	570
LeasePlan Corp. NV 3.500% due 04/09/2025		150	159
Mitsubishi UFJ Financial Group, Inc. 0.848% due 07/19/2029		200	176
Prologis International Funding SA
0.875% due 07/09/2029		125	110
1.750% due 03/15/2028		125	120
Rayonier LP 2.750% due 05/17/2031		$100	84
Regency Centers LP 3.700% due 06/15/2030		60	55
Santander U.K. Group Holdings PLC 2.896% due 03/15/2032 •		300	249
Standard Chartered PLC 1.214% due 03/23/2025 •		250	236
UDR, Inc. 3.100% due 11/01/2034		50	41

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Weyerhaeuser Co. 7.375% due 03/15/2032		9	10
ZF Finance GmbH 2.000% due 05/06/2027	EUR	100	81

			4,751

INDUSTRIALS 16.9%
Aptiv PLC 3.100% due 12/01/2051		$50	32
Autodesk, Inc. 2.400% due 12/15/2031		50	41
Ball Corp. 3.125% due 09/15/2031		100	81
Central Japan Railway Co. 3.400% due 09/06/2023		200	200
Chanel Ceres PLC 1.000% due 07/31/2031	EUR	150	130
Continental Wind LLC 6.000% due 02/28/2033		$59	62
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026		70	72
Dell International LLC 6.200% due 07/15/2030		50	52
Faurecia SE 2.375% due 06/15/2029	EUR	100	74
Gap, Inc.
3.625% due 10/01/2029		$50	35
3.875% due 10/01/2031		50	35
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		200	164
Marks & Spencer PLC 4.500% due 07/10/2027	GBP	100	104
Moody's Corp.
2.000% due 08/19/2031		$100	82
3.100% due 11/29/2061		30	21
MSCI, Inc. 3.625% due 09/01/2030		100	84
Oberlin College 2.874% due 10/01/2051		125	86
ProGroup AG 3.000% due 03/31/2026	EUR	100	93
Reckitt Benckiser Treasury Services PLC 1.750% due 05/19/2032	GBP	100	105
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		$200	183
Schaeffler AG 3.375% due 10/12/2028	EUR	100	85
SEB SA 1.375% due 06/16/2025		100	101
Sunnova Energy Corp. 5.875% due 09/01/2026		$40	35
Verallia SA 1.625% due 05/14/2028	EUR	100	86
Xylem, Inc.
1.950% due 01/30/2028		$35	31
2.250% due 01/30/2031		35	29

			2,103

UTILITIES 20.5%
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		200	175
Clearway Energy Operating LLC
3.750% due 02/15/2031		130	105
4.750% due 03/15/2028		30	27
Dominion Energy, Inc. 2.250% due 08/15/2031		100	82
Georgia Power Co. 3.250% due 03/15/2051		100	74
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		200	200
India Green Energy Holdings 5.375% due 04/29/2024		250	234
Mississippi Power Co. 3.100% due 07/30/2051		50	36
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		100	87
2.200% due 12/02/2026	AUD	200	122
NiSource, Inc. 5.000% due 06/15/2052		$15	15
Public Service Co. of Oklahoma 2.200% due 08/15/2031		100	83
Solar Star Funding LLC 5.375% due 06/30/2035		491	532

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Southern California Edison Co. 2.500% due 06/01/2031		150	126
Southern Power Co. 0.900% due 01/15/2026		40	36
Southwestern Public Service Co. 3.150% due 05/01/2050		30	23
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		165	155
TerraForm Power Operating LLC 5.000% due 01/31/2028		150	136
Verizon Communications, Inc.
0.375% due 03/22/2029	EUR	100	89
1.500% due 09/18/2030		$280	224

			2,561

Total Corporate Bonds & Notes (Cost $11,241)			9,415

MUNICIPAL BONDS & NOTES 1.8%
FLORIDA 0.8%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 2.154% due 07/01/2030		110	96

NEW YORK 1.0%
New York City Water & Sewer System, New York Revenue Bonds, (BABs), Series 2010 5.724% due 06/15/2042		110	130

Total Municipal Bonds & Notes (Cost $281)			226

U.S. TREASURY OBLIGATIONS 3.7%
U.S. Treasury Bonds
2.375% due 02/15/2042		550	466

Total U.S. Treasury Obligations (Cost $528)			466

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
Credit Suisse Mortgage Capital Trust 3.431% due 11/10/2032		100	96
GCT Commercial Mortgage Trust 2.124% due 02/15/2038 •		100	97
JP Morgan Chase Commercial Mortgage Securities Trust 2.124% (US0001M + 0.800%) due 04/15/2038~		94	91
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039		100	93
One Bryant Park Trust 2.516% due 09/15/2054		100	87
VASA Trust 2.224% due 07/15/2039 •		100	96

Total Non-Agency Mortgage-Backed Securities (Cost $602)			560

ASSET-BACKED SECURITIES 4.5%
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		87	75
4.000% due 04/20/2049		49	46
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		60	52
Mosaic Solar Loan Trust 2.640% due 01/20/2053		97	87
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		145	132
Sunrun Demeter Issuer 2.270% due 01/30/2057		196	165

Total Asset-Backed Securities (Cost $627)			557

SHORT-TERM INSTRUMENTS 7.2%
U.S. TREASURY BILLS 7.2%
1.148% due 07/19/2022 - 09/22/2022 (a)(b)		900	899

Total Short-Term Instruments (Cost $899)			899

Total Investments in Securities(Cost $14,178)			12,123

Total Investments 97.2% (Cost $14,178)			$12,123
Financial Derivative Instruments (e)(f) 0.1%(Cost or Premiums, net $28)			9
Other Assets and Liabilities, net 2.7%			335

Net Assets 100.0%			$12,467

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~	Variable rate security
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Weighted average yield to maturity
(b)	Zero coupon security
(c)	Perpetual call
(d)	Contingent convertible corporate bonds
(e)	Financial derivative instruments : Exchange traded
(f)	Financial derivative instruments : Over the counter

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(16) at a weighted average interest rate of 0.273%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2022	21	$2,357	$(10)	$15	$0
U.S. Treasury 30-Year Bond September Futures	09/2022	1	139	(1)	1	0

$(11)	$16	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	1	$(156)	$4	$0	$(4)
U.S. Treasury 10-Year Note September Futures	09/2022	8	(948)	4	0	(8)
U.S. Treasury 10-Year Ultra September Futures	09/2022	6	(764)	6	0	(8)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	3	(463)	10	0	(7)

$24	$0	$(27)

Total Futures Contracts	$13	$16	$(27)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2052	GBP	100	$20	$18	$38	$0	$(3)
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026	CAD	500	(8)	(28)	(36)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	$280	52	42	94	0	(2)

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027	EUR	600	(36)	(29)	(65)	8	0

$28	$3	$31	$9	$(5)

Total Swap Agreements	$28	$3	$31	$9	$(5)

Cash of $134 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	08/2022	CAD	4	$3	$0	$0
08/2022	CHF	29	31	0	0
08/2022	EUR	1,757	1,842	1	(5)
08/2022	GBP	419	520	10	0
08/2022	$45	EUR	42	0	(1)
BPS	08/2022	CAD	9	$7	0	0
BRC	08/2022	$55	GBP	45	0	0
CBK	08/2022	140	EUR	134	1	0
HUS	08/2022	CAD	4	$3	0	0
08/2022	CHF	13	14	0	0
08/2022	EUR	117	122	0	(1)
MYI	08/2022	763	808	5	0
RBC	08/2022	AUD	188	134	4	0
SCX	08/2022	$2	AUD	3	0	0
08/2022	44	CHF	43	2	0

Total Forward Foreign Currency Contracts	$23	$(7)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,751	$0	$4,751
Industrials	0	2,103	0	2,103
Utilities	0	2,561	0	2,561
Municipal Bonds & Notes
Florida	0	96	0	96
New York	0	130	0	130
U.S. Treasury Obligations	0	466	0	466
Non-Agency Mortgage-Backed Securities	0	560	0	560
Asset-Backed Securities	0	557	0	557
Short-Term Instruments
U.S. Treasury Bills	0	899	0	899

Total Investments	$0	$12,123	$0	$12,123

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	25	0	25
Over the counter	0	23	0	23

$0	$48	$0	$48
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(28)	0	(32)
Over the counter	0	(7)	0	(7)

$(4)	$(35)	$0	$(39)

Total Financial Derivative Instruments	$(4)	$13	$0	$9

Totals	$(4)	$12,136	$0	$12,132

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.5% ¤
CORPORATE BONDS & NOTES 3.9%
BANKING & FINANCE 3.8%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$201	$164
Banca Monte dei Paschi di Siena SpA 5.375% due 01/18/2028 •	EUR	500	311
Bank of America Corp.
0.652% (EUR003M + 1.000%) due 08/24/2025 ~		14,600	15,173
2.843% (SOFRRATE + 1.330%) due 04/02/2026 ~		$19,800	19,549
Brandywine Operating Partnership LP 3.950% due 02/15/2023		5,200	5,189
Citigroup, Inc. 2.876% due 07/24/2023 •		3,000	2,999
GA Global Funding Trust 2.148% (SOFRRATE + 1.360%) due 04/11/2025 ~		7,500	7,366
General Motors Financial Co., Inc. 2.439% (SOFRRATE + 1.200%) due 11/17/2023 ~		20,300	20,015
Goldman Sachs Group, Inc.
2.255% (US0003M + 0.750%) due 02/23/2023 ~		12,500	12,482
2.905% due 07/24/2023 •		13,890	13,886
3.000% due 03/15/2024		4,900	4,839
ING Groep NV 3.151% (SOFRINDX + 1.640%) due 03/28/2026 ~		9,900	9,877
JPMorgan Chase & Co. 2.309% (SOFRRATE + 1.320%) due 04/26/2026 ~		17,800	17,528
Mizuho Financial Group, Inc. 2.721% due 07/16/2023 •		3,100	3,100
Natwest Group PLC
3.747% (US0003M + 1.550%) due 06/25/2024 ~		3,203	3,207
4.519% due 06/25/2024 •		2,047	2,043
UBS Group AG
2.789% (SOFRRATE + 1.580%) due 05/12/2026 ~		6,061	6,053
2.859% due 08/15/2023 •		5,800	5,798

			149,579

INDUSTRIALS 0.1%
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		178	178
Komatsu Finance America, Inc. 2.437% due 09/11/2022		1,780	1,778
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024		100	102
TransCanada PipeLines Ltd. 3.750% due 10/16/2023		89	89

			2,147

UTILITIES 0.0%
Verizon Communications, Inc. 2.355% due 03/15/2032		379	315

Total Corporate Bonds & Notes (Cost $153,427)			152,041

U.S. GOVERNMENT AGENCIES 6.6%
Fannie Mae
2.054% due 10/25/2036 •		14	14
2.074% due 08/25/2037 •		461	461
2.125% due 04/24/2026 (h)		5,695	5,502
2.352% due 05/01/2038 •		2,345	2,416
Freddie Mac
1.704% due 07/15/2036 •		170	169
1.774% due 05/15/2032 - 09/15/2042 •		1,313	1,312
1.924% (US0001M + 0.600%) due 12/15/2037 ~		130	131
1.944% due 10/15/2037 •		298	301
Ginnie Mae
0.218% due 10/16/2053 ~(a)		1,082	2
0.382% due 08/20/2068 •		2,917	2,846
1.362% (US0001M + 0.300%) due 10/20/2043 ~		2,661	2,634

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

U.S. Small Business Administration
4.840% due 05/01/2025	23	23
4.990% due 09/01/2024	24	24
5.160% due 02/01/2028	24	24
5.310% due 05/01/2027	33	33
5.510% due 11/01/2027	16	17
5.820% due 06/01/2026	23	23
5.870% due 07/01/2028	14	14
6.020% due 08/01/2028	9	9
6.770% due 11/01/2028	29	31
Uniform Mortgage-Backed Security 3.500% due 02/01/2045 - 03/01/2048	1,457	1,425
Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2052 - 07/01/2052	242,700	239,007

Total U.S. Government Agencies (Cost $255,453)		256,418

U.S. TREASURY OBLIGATIONS 11.7%
U.S. Treasury Bonds
3.000% due 05/15/2045 (j)	2,010	1,866
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2026	4,971	4,932
0.125% due 07/15/2031	20,491	19,500
0.125% due 01/15/2032	240,043	228,065
0.250% due 07/15/2029 (h)	1,129	1,095
0.375% due 07/15/2023	335	341
0.375% due 07/15/2025 (h)(j)	21,575	21,797
0.375% due 07/15/2025 (h)	3,779	3,818
0.375% due 01/15/2027	179	179
0.500% due 01/15/2028	7,142	7,098
0.750% due 02/15/2042	2,199	2,013
0.875% due 02/15/2047	1,993	1,845
1.000% due 02/15/2049	961	927
1.375% due 02/15/2044 (h)	3,795	3,889
1.375% due 02/15/2044	9,348	9,578
2.125% due 02/15/2040	1,392	1,627
2.125% due 02/15/2041	124	144
2.500% due 01/15/2029 (h)(j)	35,476	39,459
3.375% due 04/15/2032	1,184	1,480
3.875% due 04/15/2029	2,477	2,993
U.S. Treasury Notes
1.625% due 05/15/2026	25,577	24,245
2.000% due 02/15/2025	33,704	32,847
2.750% due 02/15/2024	42,010	41,875

Total U.S. Treasury Obligations (Cost $476,320)		451,613

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	1,000	966
Adjustable Rate Mortgage Trust 2.930% due 07/25/2035 ~	82	81
AREIT Trust 3.242% due 06/17/2039 •	3,700	3,673
Ashford Hospitality Trust 2.224% due 04/15/2035 •	531	516
Atrium Hotel Portfolio Trust
2.254% (US0001M + 0.930%) due 12/15/2036 ~	2,025	1,972
2.274% (US0001M + 0.950%) due 06/15/2035 ~	1,000	969
Banc of America Funding Trust 2.810% due 05/20/2036 ^~	208	199
Barclays Commercial Mortgage Securities Trust
2.174% due 08/15/2036 •	1,000	980
2.324% due 07/15/2037 •	4,300	4,189
2.324% due 10/15/2037 •	14,291	13,811
Bear Stearns Adjustable Rate Mortgage Trust 2.282% due 01/25/2035 ~	78	79
Bear Stearns ALT-A Trust 4.307% due 07/25/2035 ^~	529	413
Bear Stearns Structured Products, Inc. Trust 3.490% due 01/26/2036 ^~	57	47
Beast Mortgage Trust 2.374% due 03/15/2036 •	600	580
BFLD Trust 2.414% (US0001M + 1.090%) due 10/15/2034 ~	1,000	980
Braemar Hotels & Resorts Trust 2.144% due 06/15/2035 •	8,530	8,272
Chase Mortgage Finance Trust
2.624% due 02/25/2037 ~	80	78
2.963% due 02/25/2037 ~	70	68
5.500% due 12/25/2022 ^	328	161
ChaseFlex Trust 6.300% due 06/25/2036 ^~	50	43
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.904% due 01/25/2035 •	2	2

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Citigroup Commercial Mortgage Trust 3.024% due 09/10/2045		59	59
Citigroup Mortgage Loan Trust 2.480% (H15T1Y + 2.400%) due 11/25/2035 ~		27	26
Colony Mortgage Capital Ltd. 2.453% due 11/15/2038 •		6,300	6,107
Commercial Mortgage Trust 3.545% due 02/10/2036		1,000	951
Countrywide Alternative Loan Trust
6.000% due 03/25/2037 ^		5,353	2,468
6.500% due 09/25/2037 ^		1,384	662
Countrywide Home Loan Mortgage Pass-Through Trust
2.892% due 11/20/2034 ~		198	190
2.973% due 08/20/2035 ^~		1,100	1,035
DBWF Mortgage Trust 2.625% (US0001M + 1.030%) due 12/19/2030 ~		500	486
Eurosail PLC
2.540% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	842	1,017
2.540% due 06/13/2045 •		287	347
First Horizon Alternative Mortgage Securities Trust 2.729% due 04/25/2035 ~		$186	187
GPMT Ltd. 2.862% (US0001M + 1.250%) due 07/16/2035 ~		1,995	1,963
GS Mortgage Securities Corp. Trust
2.244% due 07/15/2025 •		14,179	13,859
2.474% (US0001M + 1.150%) due 08/15/2032 ~		6,720	6,559
GSR Mortgage Loan Trust
2.938% due 09/25/2035 ~		6	6
3.049% due 11/25/2035 ~		51	51
HarborView Mortgage Loan Trust
1.817% due 12/19/2036 •		7,022	6,174
1.872% due 03/19/2037 •		605	544
2.232% (US0001M + 0.620%) due 11/19/2035 ~		464	379
2.292% due 06/20/2035 •		324	302
Hawaii Hotel Trust 2.474% due 05/15/2038 •		15,550	15,148
Hawksmoor Mortgages 1.703% due 05/25/2053 •	GBP	28,670	34,836
HomeBanc Mortgage Trust 2.284% (US0001M + 0.660%) due 10/25/2035 ~		$15	15
HPLY Trust 2.324% due 11/15/2036 •		6,750	6,556
IndyMac INDA Mortgage Loan Trust 2.847% due 11/25/2035 ^~		124	99
IndyMac INDX Mortgage Loan Trust 2.044% (US0001M + 0.420%) due 07/25/2036 ~		731	694
InTown Hotel Portfolio Trust 2.425% due 01/15/2033 •		2,500	2,488
JP Morgan Alternative Loan Trust 6.810% due 08/25/2036 ^þ		1,334	1,269
JP Morgan Chase Commercial Mortgage Securities Trust
2.324% due 09/15/2029 •		1,334	1,315
4.248% due 07/05/2033		1,750	1,736
JP Morgan Mortgage Trust
2.736% due 04/25/2035 ~		3	3
2.904% due 07/25/2035 ~		21	21
MASTR Adjustable Rate Mortgages Trust 3.052% due 11/21/2034 ~		91	87
MBRT 2.424% due 11/15/2036 •		3,600	3,506
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 2.064% (US0001M + 0.740%) due 09/15/2030 ~		63	62
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.804% due 06/15/2030 •		4	4
Merrill Lynch Mortgage Investors Trust
1.953% due 05/25/2036 ~		3	2
2.292% due 12/25/2034 ~		45	44
3.466% due 06/25/2035 ~		136	131
MFA Trust 4.112% due 12/25/2066 ~		4,827	4,740
MRCD Mortgage Trust 2.718% due 12/15/2036		7,500	7,134
New Orleans Hotel Trust 2.313% due 04/15/2032 •		1,674	1,616
NYO Commercial Mortgage Trust 2.420% due 11/15/2038 •		1,000	958
One Market Plaza Trust 3.614% due 02/10/2032		1,000	982
One New York Plaza Trust 2.274% due 01/15/2036 •		14,400	13,972
Ready Capital Mortgage Financing LLC
2.598% due 01/25/2037 •		1,700	1,641
3.717% due 06/25/2037 •		1,600	1,596
Residential Accredit Loans, Inc. Trust
1.984% due 06/25/2046 •		99	25
6.000% due 09/25/2036		148	124

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

6.000% due 09/25/2036 ^		386	323
Residential Asset Securitization Trust 6.500% due 09/25/2036 ^		7,129	3,118
Structured Adjustable Rate Mortgage Loan Trust 2.012% due 11/25/2034 •		519	474
Structured Asset Mortgage Investments Trust
2.044% due 05/25/2036 •		54	44
2.275% (US0001M + 0.680%) due 05/19/2035 ~		36	33
Tharaldson Hotel Portfolio Trust 2.170% (US0001M + 1.050%) due 11/11/2034 ~		2,135	2,073
Thornburg Mortgage Securities Trust 4.833% due 03/25/2037 ^•		1,791	1,569
Towd Point Mortgage Funding PLC
1.361% due 07/20/2045 •	GBP	10,863	13,205
1.605% (SONIO/N + 1.144%) due 10/20/2051 ~		15,598	18,926
Trinity Square PLC 1.300% due 07/15/2059 •		11,120	13,449
VASA Trust 2.224% due 07/15/2039 •		$3,700	3,540
Verus Securitization Trust 4.474% due 04/25/2067 þ		6,973	6,897
WaMu Mortgage Pass-Through Certificates Trust
2.364% due 11/25/2034 •		160	149
2.364% due 01/25/2045 •		222	216
2.421% due 10/25/2034 ~		23	22
2.424% (US0001M + 0.800%) due 01/25/2045 ~		189	180
2.808% due 01/25/2035 ~		31	30
3.081% due 06/25/2034 ~		25	24
Wells Fargo Mortgage-Backed Securities Trust 2.870% due 04/25/2036 ~		153	146

Total Non-Agency Mortgage-Backed Securities (Cost $255,455)			246,673

ASSET-BACKED SECURITIES 9.0%
ACE Securities Corp. Home Equity Loan Trust
2.494% due 05/25/2035 •		745	737
2.524% due 12/25/2034 •		402	372
American Money Management Corp. CLO Ltd. 2.018% due 04/14/2029 •		850	845
Arbor Realty Commercial Real Estate Notes Ltd. 2.229% due 01/15/2037 •		400	389
Arivo Acceptance Auto Loan Receivables Trust 3.930% due 05/15/2028		12,266	12,102
Asset-Backed Securities Corp. Home Equity Loan Trust 2.084% due 11/25/2036 •		5,666	5,493
Atlas Senior Loan Fund Ltd.
2.134% (US0003M + 1.090%) due 01/15/2031 ~		491	484
2.216% due 04/22/2031 •		1,000	981
Atrium Corp. 1.966% due 04/22/2027 •		2,412	2,377
Babson CLO Ltd. 2.053% (US0003M + 0.990%) due 01/20/2031 ~		1,100	1,082
BDS Ltd. 3.307% due 03/19/2039 •		2,400	2,379
Bear Stearns Asset-Backed Securities Trust
2.284% (US0001M + 0.660%) due 02/25/2036 ~		7,641	7,146
2.624% due 09/25/2046 •		277	251
Benefit Street Partners CLO Ltd.
1.994% due 10/15/2030 •		1,700	1,669
2.124% due 07/15/2032 •		500	491
2.163% due 01/20/2031 •		700	687
BHG Securitization Trust 3.750% due 06/18/2035		17,365	17,259
BPCRE Holder LLC 3.907% due 01/18/2037 •		500	493
BSPRT Issuer Ltd. 1.000% (TSFR1M + 2.296%) due 07/15/2039 ~		2,000	1,992
Carlyle Global Market Strategies CLO Ltd.
2.044% (US0003M + 1.000%) due 01/15/2031 ~		3,055	2,984
2.403% due 07/20/2032 •		500	490
Carlyle U.S. CLO Ltd. 2.224% (US0003M + 1.180%) due 01/15/2030 ~		500	492
CarNow Auto Receivables Trust 3.440% due 07/15/2024		581	579
Carrington Mortgage Loan Trust 2.313% due 07/20/2030 •		600	593
Carvana Auto Receivables Trust 2.310% due 12/11/2028		22,449	22,062
Cedar Funding CLO Ltd. 2.144% (US0003M + 1.100%) due 07/17/2031 ~		900	882
CIFC Funding Ltd.
1.863% due 01/20/2028 •		658	651
2.044% due 04/18/2031 •		400	393
2.224% (US0003M + 1.180%) due 11/16/2030 ~		700	690
2.244% due 10/17/2031 •		800	786

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

CLNC Ltd. 2.874% (TSFR1M + 1.364%) due 08/20/2035 ~		738	723
Countrywide Asset-Backed Certificates Trust
2.659% (US0001M + 1.035%) due 12/25/2035 ~		2,314	2,237
3.349% due 11/25/2034 •		2,519	2,392
Countrywide Asset-Backed Certificates Trust, Inc.
2.404% due 11/25/2034 •		150	142
2.479% (US0001M + 0.855%) due 08/25/2034 ~		25	25
Credit Acceptance Auto Loan Trust 1.370% due 07/16/2029		12,900	12,710
Dryden Euro CLO BV 1.470% due 10/15/2032	EUR	3,000	2,995
Dryden Senior Loan Fund 2.491% due 05/15/2032 •		$500	487
First Help Financial LLC 4.430% due 01/18/2028		491	486
Flagship Credit Auto Trust 4.330% due 12/16/2024		8,800	8,800
Fortress Credit Investments Ltd. 2.753% due 02/23/2039 •		4,000	3,950
FREED ABS Trust 4.500% due 08/20/2029 (b)		5,160	5,160
Fremont Home Loan Trust
1.764% due 01/25/2037 •		1,645	958
1.864% due 10/25/2036 •		5,593	2,662
FS Rialto Issuer LLC 2.692% (SOFR30A + 1.900%) due 01/19/2039 ~		7,400	7,265
Gallatin CLO Ltd. 2.148% due 01/21/2028 •		617	612
Greywolf CLO Ltd. 2.344% (US0003M + 1.160%) due 01/27/2031 ~		1,400	1,383
GSAMP Trust 1.824% (US0001M + 0.200%) due 11/25/2036 ~		754	401
Halseypoint Clo Ltd. 2.736% due 11/30/2032 •		1,800	1,770
Hertz Vehicle Financing LLC 3.370% due 03/25/2025		20,900	20,595
HGI CRE CLO Ltd. 2.477% due 04/19/2037 •		3,100	3,038
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 2.674% due 11/25/2034 •		175	168
Jubilee CLO DAC 0.519% (EUR003M + 0.800%) due 12/15/2029 ~	EUR	1,397	1,448
KKR CLO Ltd. 2.334% due 04/15/2029 •		$800	795
KREF Ltd. 2.957% due 02/17/2039 •		1,000	970
KVK CLO Ltd. 1.938% due 01/14/2028 •		30	30
LCM LP
2.063% due 07/20/2030 •		500	492
2.174% due 10/15/2031 •		700	685
LCM Ltd.
2.043% (US0003M + 0.980%) due 03/20/2030 ~		750	736
2.143% (US0003M + 1.080%) due 04/20/2031 ~		700	684
LendingPoint Pass-Through Trust
3.250% due 04/15/2028		10,583	10,279
4.000% due 05/15/2028		18,281	17,911
LoanCore Issuer Ltd.
2.624% due 07/15/2036 •		500	484
2.624% (US0001M + 1.300%) due 11/15/2038 ~		1,000	962
M360 Ltd. 3.126% due 11/22/2038 •		1,000	987
Madison Park Funding Ltd. 1.794% (US0003M + 0.750%) due 04/15/2029 ~		1,269	1,253
Massachusetts Educational Financing Authority 2.134% due 04/25/2038 •		445	446
MF1 Ltd. 2.960% due 06/19/2037 •		2,500	2,454
Morgan Stanley ABS Capital, Inc. Trust 2.659% due 07/25/2035 •		5,439	5,333
Navient Private Education Loan Trust
2.774% due 07/16/2040 •		996	993
2.924% due 10/15/2031 •		5,200	5,134
3.024% due 11/15/2030 •		2,600	2,605
Navient Private Education Refi Loan Trust
0.940% due 07/15/2069		10,768	9,786
2.924% due 11/15/2068 •		1,964	1,952
Navient Student Loan Trust 2.304% due 12/15/2059 •		8,922	8,772
North Carolina State Education Assistance Authority 2.424% due 07/25/2039 •		2,876	2,849
Octagon Investment Partners Ltd. 2.411% due 02/14/2031 •		1,300	1,271
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.384% (US0001M + 0.760%) due 12/25/2035 ~		3,983	3,850

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Option One Mortgage Loan Trust
1.764% due 01/25/2037 •		1,827	1,264
1.764% (US0001M + 0.140%) due 03/25/2037 ~		1,520	1,072
OZLM Ltd. 2.536% (US0003M + 1.250%) due 10/30/2030 ~		1,187	1,188
Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		11,269	10,963
2.030% due 10/15/2029		5,757	5,562
4.970% due 01/15/2030		500	497
Palmer Square Loan Funding Ltd. 2.828% due 02/20/2028 •		3,411	3,313
Rad CLO Ltd. 2.304% (US0003M + 1.120%) due 07/24/2032 ~		1,700	1,653
Regatta Funding Ltd. 2.294% due 10/17/2030 •		1,450	1,433
Saxon Asset Securities Trust 1.934% due 09/25/2037 •		627	603
SLM Student Loan Trust 2.684% due 04/25/2023 •		1,554	1,551
SMB Private Education Loan Trust
2.054% due 01/15/2053 •		2,794	2,718
2.124% due 02/15/2036 •		5,142	5,056
2.124% (US0001M + 0.800%) due 01/15/2053 ~		18,574	17,925
2.474% (US0001M + 0.850%) due 09/15/2054 ~		367	359
Sound Point CLO Ltd. 2.194% (US0003M + 1.150%) due 04/18/2031 ~		1,400	1,380
Soundview Home Loan Trust 2.574% due 10/25/2037 •		860	690
Structured Asset Securities Corp. Mortgage Loan Trust 2.562% due 04/25/2035 •		53	52
Symphony CLO Ltd. 2.244% (US0003M + 1.200%) due 04/15/2028 ~		7,400	7,260
TCW CLO Ltd. 2.154% (US0003M + 0.970%) due 04/25/2031 ~		500	489
TIAA CLO Ltd. 2.263% due 07/20/2031 •		650	638
TICP CLO Ltd. 1.903% (US0003M + 0.840%) due 04/20/2028 ~		8,915	8,813
TPG Real Estate Finance Issuer Ltd. 2.424% due 02/15/2039 •		3,200	3,118
Upstart Pass-Through Trust Series 3.800% due 04/20/2030 «		1,221	1,207
Upstart Securitization Trust 4.370% due 05/20/2032		1,500	1,483
Upstart Structured Pass Through 4.250% due 06/17/2030		959	942
Venture CLO Ltd.
1.924% due 07/15/2027 •		339	339
2.628% due 08/28/2029 •		670	666
Veros Auto Receivables Trust 2.190% due 06/16/2025		6,666	6,643
Vibrant CLO Ltd. 2.183% (US0003M + 1.120%) due 07/20/2032 ~		2,300	2,235
VMC Finance LLC 2.692% (SOFR30A + 1.900%) due 02/18/2039 ~		1,900	1,869
Voya CLO Ltd.
1.944% due 01/18/2029 •		1,104	1,089
2.024% due 06/07/2030 •		1,300	1,282
2.104% due 04/15/2031 •		900	884
2.254% (US0003M + 1.210%) due 10/15/2030 ~		498	492
Wellfleet CLO Ltd. 2.233% (US0003M + 1.170%) due 07/20/2032 ~		1,000	972

Total Asset-Backed Securities (Cost $352,912)			347,651

SOVEREIGN ISSUES 1.4%
New Zealand Government International Bond 2.000% due 09/20/2025	NZD	3,298	2,108
United Kingdom Gilt 1.250% due 11/22/2027 (e)	GBP	36,168	51,361

Total Sovereign Issues (Cost $58,983)			53,469

		OUNCES
COMMODITIES 5.8%
Gold Warehouse Receipts		123,882	223,162

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Total Commodities (Cost $202,444)			223,162

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 67.7%
REPURCHASE AGREEMENTS (f) 41.6%			1,608,373

ISRAEL TREASURY BILLS 0.1%
0.068% due 11/02/2022 - 01/04/2023 (c)(d)	ILS	12,800	3,653

U.S. TREASURY BILLS 16.8%
1.161% due 07/05/2022 - 09/29/2022 (c)(d)(j)		$649,879	648,592

U.S. TREASURY CASH MANAGEMENT BILLS 9.2%
1.345% due 09/06/2022 - 11/01/2022 (b)(c)(d)(j)		354,413	353,165

Total Short-Term Instruments (Cost $2,614,292)			2,613,783

Total Investments in Securities (Cost $4,369,286)			4,344,810

		SHARES
INVESTMENTS IN AFFILIATES 7.3%
SHORT-TERM INSTRUMENTS 7.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.3%
PIMCO Short Asset Portfolio		27,434,377	268,253
PIMCO Short-Term Floating NAV Portfolio III		1,484,490	14,406

Total Short-Term Instruments (Cost $288,780)			282,659

Total Investments in Affiliates (Cost $288,780)			282,659

Total Investments 119.8% (Cost $4,658,066)			$4,627,469
Financial Derivative Instruments (g)(i) (3.5)%(Cost or Premiums, net $(3,339))			(134,010)
Other Assets and Liabilities, net (16.3)%			(631,319)

Net Assets 100.0%			$3,862,140

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	1.470%	06/28/2022	07/05/2022	$350,000	U.S. Treasury Bonds 2.875% - 3.000% due 08/15/2045 - 08/15/2048			$(366,841)	$350,000	$350,043
BRC	1.450	07/01/2022	07/05/2022	390,100	U.S. Treasury Bonds 3.375% due 11/15/2048			(397,740)	390,100	390,100
	0.400	06/30/2022	07/01/2022	511	U.S. Treasury Notes 3.000% due 06/30/2024			(13,539)	511	511
FICC	0.400	06/30/2022	07/01/2022	13,273	U.S. Treasury Notes 3.000% due 06/30/2024			(13,539)	13,273	13,273
	1.450	06/30/2022	07/01/2022	335,000	U.S. Treasury Notes 2.750% - 3.250% due 05/31/2029 - 06/30/2029			(341,700)	335,000	335,014
JPS	1.450	06/23/2022	07/07/2022	100,000	U.S. Treasury Bills 0.000% due 12/22/2022			(100,857)	100,000	100,032
NOM	1.420	06/30/2022	07/01/2022	6,000	U.S. Treasury Notes 1.625% due 02/15/2026			(6,134)	6,000	6,000
	1.480	06/30/2022	07/01/2022	414,000	U.S. Treasury Bonds 3.000% - 3.375% due 08/15/2048 - 11/15/2048			(428,903)	414,000	414,017

Total Repurchase Agreements								$(1,655,714)	$1,608,373	$1,608,479

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA						3.500%	07/01/2052	$14,500	$(14,093)	$(13,948)

Total Short Sales (0.4)%									$(14,093)	$(13,948)

Cash of $6,889 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(130) at a weighted average interest rate of 0.330%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CMX Gold August 2022 Futures					$1,820.000	07/26/2022	13	$1	$(51)	$(31)
Call - CMX Gold December 2022 Futures					2,100.000	11/22/2022	107	11	(348)	(226)
Call - CMX Gold December 2022 Futures					2,200.000	11/22/2022	208	21	(509)	(302)
Call - CMX Gold September 2022 Futures					2,400.000	08/25/2022	225	23	(605)	(13)
Put - LME Copper December 2022 Futures					8,050.000	12/07/2022	10	0	(138)	(134)
Call - NYMEX Crude August 2022 Futures					120.000	07/15/2022	72	72	(152)	(38)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Call - NYMEX Crude December 2022 Futures	125.000	11/16/2022	52	52	(331)	(174)
Put - NYMEX Crude June 2023 Futures	75.000	05/17/2023	116	116	(856)	(1,100)
Call - NYMEX Crude September 2022 Futures	128.000	08/17/2022	60	60	(172)	(66)
Put - NYMEX Natural Gas August 2022 Futures	7.000	07/26/2022	8	80	(22)	(130)
Put - NYMEX Natural Gas August 2022 Futures	7.500	07/26/2022	27	270	(153)	(569)
Put - NYMEX Natural Gas August 2022 Futures	8.000	07/26/2022	61	610	(497)	(1,583)
Put - NYMEX Natural Gas January 2023 Futures	5.000	12/27/2022	52	520	(473)	(354)
Put - NYMEX Natural Gas March 2023 Futures	4.250	02/23/2023	52	520	(444)	(307)
Put - NYMEX Natural Gas November 2022 Futures	4.000	10/26/2022	48	480	(134)	(73)
Call - NYMEX Natural Gas November 2022 Futures	10.000	10/26/2022	48	480	(108)	(57)
Call - NYMEX WTI-Brent Crude Spread July 2022 Futures	5.000	07/28/2022	207	207	(206)	(124)
Put - NYMEX WTI-Brent Crude Spread July 2022 Futures	8.000	07/28/2022	207	207	(181)	(99)
Call - NYMEX WTI-Brent Crude Spread October 2022 Futures	5.000	10/28/2022	63	63	(91)	(103)
Put - NYMEX WTI-Brent Crude Spread October 2022 Futures	8.000	10/28/2022	63	63	(56)	(65)
Put - OTC Corn September 2022 Futures	600.000	08/26/2022	31	155	(21)	(34)
Put - OTC Corn September 2022 Futures	610.000	08/26/2022	37	185	(29)	(49)
Put - OTC Corn September 2022 Futures	680.000	08/26/2022	49	245	(94)	(174)
Put - OTC Corn September 2022 Futures	700.000	08/26/2022	49	245	(110)	(213)
Put - OTC Wheat September 2022 Futures	830.000	08/26/2022	10	50	(12)	(15)
Put - OTC Wheat September 2022 Futures	850.000	08/26/2022	25	125	(31)	(49)
Put - OTC Wheat September 2022 Futures	1,000.000	08/26/2022	108	540	(181)	(745)

Total Written Options	$(6,005)	$(6,827)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee December Futures	12/2022	54	$4,598	$73	$34	$0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2023	37	220	169	0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	37	206	154	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	37	181	129	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2023	37	225	174	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2023	37	225	173	0	(2)
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	37	208	157	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	37	212	160	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2023	37	225	174	1	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	37	215	164	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	37	190	139	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	37	198	147	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	37	202	151	0	0
Brent Crude December Futures	10/2025	55	4,286	(158)	0	(149)
Brent Crude June Futures	04/2023	370	34,347	(2,091)	0	(1,275)
Brent Crude June Futures	04/2024	742	63,211	(1,098)	0	(2,322)
Brent Crude March Futures	01/2023	703	67,228	(464)	0	(2,580)
Brent Crude November Futures	09/2022	9	925	(41)	0	(34)
Brent Crude October Futures	08/2022	13	1,373	0	0	(48)
California Carbon Allowance Vintage December Futures	12/2022	2,441	76,379	4,058	3,759	0
Cocoa September Futures	09/2022	133	3,112	(217)	0	(34)
Corn December Futures	12/2022	41	1,270	(130)	0	(70)
Cotton No. 2 December Futures	12/2022	13	642	(24)	9	0
Euro-BTP Italy Government Bond September Futures	09/2022	30	3,871	(91)	92	0
Euro-Mill Wheat December Futures	12/2022	934	16,860	316	184	(355)
European Climate Exchange December Futures	12/2022	16	1,512	142	46	0
European Climate Exchange December Futures	12/2023	6	584	25	17	0
Gas Oil December Futures	12/2023	444	38,439	1,182	0	(1,288)
Gas Oil November Futures	11/2022	202	21,351	(905)	0	(697)
Gas Oil September Futures	09/2022	202	22,260	(2,051)	0	(1,343)
Hard Red Winter Wheat December Futures	12/2022	40	1,922	(237)	0	(79)
Henry Hub Natural Gas April Futures	03/2023	13	141	(18)	0	(14)
Henry Hub Natural Gas April Futures	03/2024	73	748	(29)	0	(44)
Henry Hub Natural Gas August Futures	07/2023	13	143	(16)	0	(12)
Henry Hub Natural Gas August Futures	07/2024	73	768	(9)	0	(42)
Henry Hub Natural Gas December Futures	11/2024	73	874	97	0	(46)
Henry Hub Natural Gas February Futures	01/2024	73	890	113	0	(58)
Henry Hub Natural Gas January Futures	12/2023	73	915	138	0	(59)
Henry Hub Natural Gas July Futures	06/2023	13	143	(16)	0	(12)
Henry Hub Natural Gas July Futures	06/2024	73	766	(11)	0	(42)
Henry Hub Natural Gas June Futures	05/2023	13	140	(18)	0	(12)
Henry Hub Natural Gas June Futures	05/2024	73	754	(23)	0	(42)
Henry Hub Natural Gas March Futures	02/2024	73	837	60	0	(58)
Henry Hub Natural Gas May Futures	04/2023	13	138	(20)	0	(12)
Henry Hub Natural Gas May Futures	04/2024	73	741	(36)	0	(42)
Henry Hub Natural Gas November Futures	10/2024	73	806	29	0	(45)
Henry Hub Natural Gas October Futures	09/2023	13	144	(15)	0	(12)
Henry Hub Natural Gas October Futures	09/2024	73	774	(3)	0	(43)
Henry Hub Natural Gas September Futures	08/2023	13	142	(16)	0	(12)
Henry Hub Natural Gas September Futures	08/2024	73	763	(14)	0	(43)
Iron Ore September Futures	09/2022	422	4,994	(262)	0	(134)
Live Cattle October Futures	10/2022	207	11,491	(138)	0	(10)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Natural Gas April Futures	03/2023	147	6,372	(603)	0	(614)
Natural Gas April Futures	03/2024	2	102	9	8	0
Natural Gas August Futures	07/2022	262	14,211	(1,817)	0	(2,243)
Natural Gas August Futures	07/2024	2	95	(2)	8	0
Natural Gas December Futures	11/2023	6	432	69	30	0
Natural Gas December Futures	11/2024	2	94	(3)	8	0
Natural Gas February Futures	01/2023	227	12,626	(5,450)	0	(2,397)
Natural Gas February Futures	01/2024	8	510	80	33	0
Natural Gas January Futures	12/2023	8	558	98	35	0
Natural Gas July Futures	06/2024	2	96	(1)	8	0
Natural Gas June Futures	05/2024	2	94	0	7	0
Natural Gas March Futures	02/2024	8	493	34	33	0
Natural Gas May Futures	04/2024	2	98	1	8	0
Natural Gas November Futures	10/2022	10	552	(175)	0	(109)
Natural Gas November Futures	10/2023	6	420	69	29	0
Natural Gas November Futures	10/2024	2	92	(1)	7	0
Natural Gas October Futures	09/2022	302	16,335	(8,208)	0	(3,352)
Natural Gas October Futures	09/2023	136	6,021	(1,146)	0	(488)
Natural Gas October Futures	09/2023	6	429	65	30	0
Natural Gas October Futures	09/2024	21	891	11	0	(49)
Natural Gas October Futures	09/2024	2	95	(2)	8	0
Natural Gas September Futures	08/2024	2	93	0	7	0
Nickel September Futures	09/2022	1	136	(23)	0	(23)
RBOB Gasoline December Futures	11/2022	152	17,846	(955)	0	(709)
RBOB Gasoline December Futures	11/2023	18	1,803	(53)	0	(35)
Silver September Futures	09/2022	163	16,587	(931)	0	(315)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line April Futures	04/2023	25	(140)	(10)	0	(7)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line August Futures	08/2023	25	(162)	(31)	0	(3)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line December Futures	12/2022	73	(342)	(140)	0	(37)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line December Futures	12/2023	25	(173)	(43)	31	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line February Futures	02/2023	25	(133)	(3)	0	(4)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line January Futures	01/2023	25	(135)	(4)	0	(10)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line July Futures	07/2023	25	(160)	(30)	0	(10)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line June Futures	06/2023	25	(160)	(30)	0	(11)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line March Futures	03/2023	25	(129)	1	0	(1)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line May Futures	05/2023	25	(152)	(22)	0	(6)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line November Futures	11/2022	73	(164)	38	28	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line November Futures	11/2023	25	(171)	(41)	27	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line October Futures	10/2022	73	(99)	103	86	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line October Futures	10/2023	25	(173)	(43)	20	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line September Futures	09/2023	25	(171)	(41)	11	0
Soybean January Futures	01/2023	23	1,682	2	0	(23)
Soybean Meal December Futures	12/2022	671	27,290	285	0	(20)
Soybean Meal January Futures	01/2023	1	41	1	0	0
Soybean November Futures	11/2022	202	14,726	(468)	0	(204)
U.S. Treasury 5-Year Note September Futures	09/2022	345	38,726	(124)	243	0
U.S. Treasury 30-Year Bond September Futures	09/2022	126	17,467	(127)	213	0
WTI Crude August Futures	07/2022	12	1,269	(43)	0	(48)
WTI Crude December Futures	11/2022	1,059	101,198	14,255	0	(3,939)
WTI Crude December Futures	11/2023	450	37,481	(2,573)	0	(1,397)
WTI Crude December Futures	11/2025	30	2,162	(85)	0	(77)
WTI Crude June Futures	05/2023	1,062	93,052	(3,328)	0	(3,632)
WTI Crude March Futures	02/2023	113	10,247	(15)	0	(397)
WTI Crude September Futures	08/2022	90	9,279	(604)	0	(352)
WTI Houston (Argus) vs. WTI Trade April Futures	03/2023	19	24	(7)	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2023	19	27	(5)	1	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2023	19	27	(5)	1	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2023	19	24	(7)	0	0
WTI Houston (Argus) vs. WTI Trade January Futures	12/2022	19	24	(7)	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2023	19	27	(5)	1	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2023	19	24	(7)	0	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2023	19	24	(7)	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2023	19	24	(7)	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2023	19	27	(5)	1	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2023	19	27	(5)	1	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2023	19	27	(5)	2	0
WTI-Brent April Futures	04/2023	19	(87)	10	2	0
WTI-Brent August Futures	08/2023	19	(95)	2	2	0
WTI-Brent December Futures	12/2023	19	(94)	2	2	0
WTI-Brent February Futures	02/2023	19	(78)	18	2	0
WTI-Brent January Futures	01/2023	19	(76)	20	2	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

WTI-Brent July Futures	07/2023	19	(93)	3	2	0
WTI-Brent June Futures	06/2023	19	(92)	4	2	0
WTI-Brent March Futures	03/2023	19	(84)	12	2	0
WTI-Brent May Futures	05/2023	19	(88)	8	2	0
WTI-Brent November Futures	11/2023	19	(95)	2	2	0
WTI-Brent October Futures	10/2023	19	(95)	1	2	0
WTI-Brent September Futures	09/2023	19	(96)	0	2	0

				$(12,071)	$5,091	$(31,582)

SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum September Futures	09/2022	174	$(10,637)	$1,312	$1,312	$0
Arabica Coffee September Futures	09/2022	48	(4,142)	(225)	0	(33)
Brent 1st Line vs. Dubai 1st Line August Futures	08/2022	138	(664)	180	20	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2022	43	(258)	(71)	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2022	44	(258)	(64)	5	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2022	44	(252)	(59)	6	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2022	175	(956)	(47)	24	0
Brent Crude December Futures	10/2022	919	(92,433)	1,438	3,392	0
Brent Crude December Futures	10/2023	1,532	(135,980)	5,729	5,047	0
Brent Crude December Futures	10/2024	337	(27,752)	697	1,001	0
Brent Crude September Futures	07/2022	55	(5,997)	262	188	0
Call Options Strike @ USD 120.000 on October 2022 Futures(2)	08/2022	36	(108)	(9)	41	0
Call Options Strike @ USD 128.000 on Brent Crude September 2022 Futures (2)	07/2022	72	(55)	130	33	0
Call Options Strike @ USD 132.000 on Brent Crude November 2022 Futures (2)	09/2022	36	(78)	47	24	0
Cocoa December Futures	12/2022	47	(1,119)	69	10	0
Copper December Futures	12/2022	14	(2,889)	94	94	0
Copper September Futures	09/2022	3	(278)	6	5	0
Corn September Futures	09/2022	849	(26,690)	4,594	1,496	0
Euro-Bund 10-Year Bond September Futures	09/2022	62	(9,667)	264	0	(234)
European Climate Exchange December Futures	12/2024	6	(622)	(35)	0	(17)
Gas Oil December Futures	12/2022	42	(4,316)	0	0	0
Gas Oil December Futures	12/2024	52	(4,256)	70	116	0
Gas Oil October Futures	10/2022	404	(43,743)	3,311	2,279	0
Gold 100 oz. August Futures	08/2022	678	(122,535)	2,013	692	0
Gold 100 oz. December Futures	12/2022	1,036	(189,329)	3,115	1,067	0
Hard Red Winter Wheat September Futures	09/2022	107	(5,092)	1,196	211	0
Henry Hub Natural Gas April Futures	03/2025	26	(260)	23	15	0
Henry Hub Natural Gas August Futures	07/2025	26	(266)	17	17	0
Henry Hub Natural Gas December Futures	11/2025	26	(305)	(22)	17	0
Henry Hub Natural Gas February Futures	01/2025	26	(313)	(30)	17	0
Henry Hub Natural Gas January Futures	12/2024	26	(321)	(38)	17	0
Henry Hub Natural Gas July Futures	06/2025	26	(264)	18	17	0
Henry Hub Natural Gas June Futures	05/2025	26	(261)	22	16	0
Henry Hub Natural Gas March Futures	02/2025	26	(293)	(10)	17	0
Henry Hub Natural Gas May Futures	04/2025	26	(257)	26	15	0
Henry Hub Natural Gas November Futures	10/2025	26	(281)	2	17	0
Henry Hub Natural Gas October Futures	09/2025	26	(270)	13	17	0
Henry Hub Natural Gas September Futures	08/2025	26	(265)	17	17	0
Lead September Futures	09/2022	90	(4,294)	268	268	0
Lean Hogs October Futures	10/2022	264	(9,364)	380	216	0
Natural Gas February Futures	01/2023	208	(94,072)	(42,927)	0	(4,302)
Natural Gas January Futures	12/2022	547	(115,139)	(35,937)	3,661	(4,466)
Natural Gas January Futures	12/2023	136	(6,819)	1,130	438	0
Natural Gas January Futures	12/2024	21	(1,036)	(7)	54	0
Natural Gas March Futures	02/2023	223	(89,951)	(40,621)	113	(3,958)
Natural Gas September Futures	08/2022	35	(3,871)	(1,102)	0	(380)
Natural Gas September Futures	08/2022	584	(31,489)	14,141	6,430	0
Natural Gas September Futures	08/2022	20	(2,314)	(393)	0	(149)
New York Harbor ULSD December Futures	11/2022	100	(14,906)	265	521	0
Palladium September Futures	09/2022	10	(1,916)	(17)	30	0
Platinum October Futures	10/2022	94	(4,208)	99	69	0
Put Options Strike @ USD 75.000 on Brent Crude June 2023 Futures (2)	04/2023	261	(2,127)	118	0	(235)
Put Options Strike @ USD 80.000 on June 2023 Futures (2)	04/2023	28	(276)	(32)	0	(30)
Put Options Strike @ USD 85.000 on Brent Crude June 2023 Futures (2)	04/2023	297	(3,505)	(52)	0	(383)
Silver December Futures	12/2022	61	(6,255)	226	120	0
Silver March Futures	03/2023	119	(12,302)	490	244	0
Soybean Oil December Futures	12/2022	61	(2,359)	354	92	0
Soybean Oil January Futures	01/2023	39	(1,503)	48	56	0
Sugar No. 11 March Futures	02/2023	227	(4,772)	70	3	0
U.S. Treasury 10-Year Note September Futures	09/2022	1,093	(129,555)	413	0	(1,110)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	306	(47,229)	1,376	0	(717)
United Kingdom Long Gilt September Futures	09/2022	347	(48,146)	1,726	0	(773)
United Kingdom National Balancing Point Gas August Futures	07/2022	79	(23,822)	(1,300)	0	(358)
United Kingdom National Balancing Point Gas December Futures	11/2022	79	(37,723)	(13,921)	0	(1,723)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

United Kingdom National Balancing Point Gas February Futures	01/2023	79	(36,834)	(12,786)	0	(1,278)
United Kingdom National Balancing Point Gas January Futures	12/2022	79	(37,421)	(13,436)	0	(1,466)
United Kingdom National Balancing Point Gas March Futures	02/2023	79	(33,423)	(10,806)	0	(1,184)
United Kingdom National Balancing Point Gas November Futures	10/2022	79	(37,059)	(13,580)	0	(1,674)
United Kingdom National Balancing Point Gas October Futures	09/2022	79	(33,515)	(10,731)	0	(1,306)
United Kingdom National Balancing Point Gas September Futures	08/2022	79	(30,441)	(7,792)	0	(390)
Wheat December Futures	12/2022	373	(16,794)	2,150	811	0
Wheat September Futures	09/2022	114	(5,039)	1,261	262	0
WTI Crude December Futures	11/2022	897	(85,717)	4,195	3,337	0
WTI Crude December Futures	11/2023	14	(1,166)	64	44	0
WTI Crude December Futures	11/2024	60	(4,602)	186	169	0
WTI Crude June Futures	05/2023	48	(4,206)	500	164	0
WTI Crude June Futures	05/2024	210	(16,727)	221	619	0
WTI Crude September Futures	08/2022	421	(43,405)	(482)	1,646	0
Zinc September Futures	09/2022	4	(316)	18	18	0

$(152,168)	$36,647	$(26,166)

Total Futures Contracts	$(164,239)	$41,738	$(57,748)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400%	Annual	12/15/2045	JPY	990	$0	$1	$1	$0	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	$15,700	826	41	867	0	(80)
Receive	CPURNSA	2.069	Maturity	07/15/2022	3,500	(67)	347	280	0	0
Pay	CPURNSA	2.243	Maturity	11/21/2026	39,000	2,165	(6,024)	(3,859)	146	0
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	38,100	2,329	(6,001)	(3,672)	0	(60)
Pay	UKRPI	3.350	Maturity	05/15/2030	13,500	760	(2,805)	(2,045)	48	0
Pay	UKRPI	3.475	Maturity	08/15/2030	35,700	371	(6,982)	(6,611)	67	0

Total Swap Agreements	$6,384	$(21,423)	$(15,039)	$261	$(140)

(h)

Securities with an aggregate market value of $40,258 and cash of $213,850 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.

(1)	Unsettled variation margin asset of $1,000 and liability of $(767) for closed futures is outstanding at period end.
(2)	Future styled option.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	EUR	2,110	$2,350	$139	$0
07/2022	GBP	95,660	120,951	4,504	0
07/2022	$643	EUR	530	0	(87)
07/2022	7,756	GBP	6,169	0	(246)
08/2022	EUR	2,225	$2,362	23	0
08/2022	$1,712	EUR	1,613	4	(21)
09/2022	4,536	4,055	0	(267)
BPS	07/2022	EUR	20,598	$21,856	270	0
07/2022	GBP	39,803	48,439	0	(14)
07/2022	MXN	503	24	0	(1)
07/2022	$4,340	EUR	3,727	0	(435)
07/2022	3,102	GBP	2,503	7	(62)
07/2022	25	MXN	503	0	0
08/2022	EUR	1,915	$2,038	25	0
08/2022	$21,320	EUR	20,229	0	(81)
09/2022	EUR	1,660	$1,738	0	(10)
09/2022	MXN	503	25	0	0
12/2022	$1,622	EUR	1,539	11	0
BRC	11/2022	ILS	7,899	$2,474	193	0
CBK	01/2023	4,893	1,553	133	0
DUB	08/2022	EUR	27,589	29,295	301	0
09/2022	$454	EUR	410	0	(22)
GLM	07/2022	EUR	4,091	$5,071	784	0
07/2022	$10,650	EUR	8,723	0	(1,509)
10/2022	EUR	166	$189	14	0
11/2022	$800	EUR	648	0	(115)
12/2022	EUR	1,192	$1,484	221	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

HUS	07/2022	1,198	1,488	233	0
07/2022	GBP	1,726	2,153	52	0
07/2022	NZD	3,358	2,191	93	0
07/2022	$6,688	EUR	5,486	0	(939)
07/2022	1,388	GBP	1,133	0	(9)
08/2022	CAD	439	$343	2	0
08/2022	$11,241	EUR	10,772	68	0
12/2022	8,899	7,801	0	(623)
JPM	07/2022	EUR	8,813	$10,356	1,121	0
07/2022	$2,900	EUR	2,437	0	(345)
08/2022	EUR	153	$174	13	0
09/2022	150	171	13	0
09/2022	$1,713	EUR	1,501	0	(132)
11/2022	EUR	166	$189	14	0
12/2022	176	201	15	0
MYI	08/2022	666	714	14	0
08/2022	$219	EUR	207	0	(1)
09/2022	218	193	0	(15)
RBC	07/2022	8,903	7,545	0	(996)
09/2022	EUR	4,844	$5,159	58	0
09/2022	$834	EUR	755	0	(39)
12/2022	5,133	4,792	0	(49)
SOG	07/2022	GBP	4,959	$6,035	0	(1)
07/2022	$19,946	EUR	18,558	0	(498)
07/2022	112,835	GBP	92,716	28	0
08/2022	GBP	92,716	$112,888	0	(30)
08/2022	$6,038	GBP	4,959	2	0
TOR	08/2022	GBP	39,627	$48,093	0	(168)

Total Forward Foreign Currency Contracts	$8,355	$(6,715)

PURCHASED OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Call - OTC QS Co. December 2022 Futures «	$30.000	12/31/2022	32	$193	$526

STRADDLE OPTIONS
Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value

BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	06/16/2023	867	$106	$112
MYC	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000	06/16/2023	1,300	160	167

$266	$279

Total Purchased Options	$459	$805

WRITTEN OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC Copper December 2022 Futures	$7,900.000	12/07/2022	1	$(234)	$(213)
Put - OTC Copper December 2022 Futures	8,000.000	12/07/2022	1	(583)	(580)
Call - OTC QS Co. December 2022 Futures «	30.000	12/31/2022	80	(256)	(1,211)

$(1,073)	$(2,004)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	$(496)	$(157)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	18,600	(135)	(1)
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	12,800	(89)	(1)

$(720)	$(159)

OPTIONS ON INDICES
Counterparty	Description	Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC GOLDLNPM Index	2,500.000	03/28/2023	11	$(627)	$(185)
MYC	Call - OTC BCOMTR Index	130.560	02/08/2023	8	(15)	(36)
UAG	Call - OTC BCOMTR Index	119.900	01/20/2023	487	(1,829)	(3,714)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Put - OTC BCOMTR Index	105.000	03/16/2023	384	(1,121)	(1,880)

$(3,592)	$(5,815)

Total Written Options	$(5,385)	$(7,978)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Pay	MEHCO CAL21	$0.750	Maturity	12/31/2022	18,000	$0	$21	$21	$0
DUB	Receive	GOLDLNPM Index	1,850.900	Maturity	11/28/2022	2,900	0	(74)	0	(74)
GST	Receive	EURMARGIN CAL23	7.940	Maturity	12/31/2023	50,400	0	518	518	0
Receive	GOLDLNPM Index	1,978.000	Maturity	03/28/2023	1,982	0	(256)	0	(256)
Receive	LASA F23	30.329	Maturity	01/31/2023	790,000	0	13,248	13,248	0
Receive	LASA G23	30.409	Maturity	02/28/2023	790,000	0	12,575	12,575	0
Receive	LASA H23	28.599	Maturity	03/31/2023	790,000	0	10,600	10,600	0
Receive	LASA Q22	28.479	Maturity	08/31/2022	790,000	0	1,319	1,319	0
Receive	LASA U22	28.639	Maturity	09/30/2022	790,000	0	7,774	7,774	0
Receive	LASA V22	28.809	Maturity	10/31/2022	790,000	0	10,673	10,673	0
Receive	LASA X22	29.689	Maturity	11/30/2022	790,000	0	13,466	13,466	0
Receive	LASA Z22	30.099	Maturity	12/31/2022	790,000	0	13,764	13,764	0
Pay	LLSMEH 2H22	1.000	Maturity	12/31/2022	40,200	0	27	27	0
Pay	LLSMEH CAL22	1.000	Maturity	12/31/2022	24,000	0	17	17	0
Receive	QSCOCAL 4Q22 «	21.900	Maturity	12/31/2022	40,050	0	778	778	0
Receive	TMRA F23	24.506	Maturity	01/31/2023	2,080,000	0	44,182	44,182	0
Receive	TMRA G23	24.546	Maturity	02/28/2023	2,080,000	0	42,415	42,415	0
Receive	TMRA H23	23.266	Maturity	03/31/2023	2,080,000	0	40,146	40,146	0
JPM	Receive	EURMARGIN CAL23	8.030	Maturity	12/31/2023	67,200	5	680	685	0
Pay	LLSCO CAL22	0.070	Maturity	12/31/2022	51,150	0	87	87	0
Pay	MEHCO CAL21	0.225	Maturity	09/30/2022	0	15	103	118	0
Pay	MEHCO CAL21	0.800	Maturity	12/31/2022	6,000	0	7	7	0
Pay	MEHCO CAL21	0.750	Maturity	12/31/2022	28,800	0	33	33	0
Receive	MEHCO CAL22	2.820	Maturity	12/31/2022	75,600	(1)	69	68	0
Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	27,000	0	10	10	0
MAC	Receive	LLSCO CAL22	2.800	Maturity	12/31/2022	27,600	8	24	32	0
Pay	MEHCO CAL21	0.250	Maturity	09/30/2022	0	3	78	81	0
MEI	Receive	GOLDLNPM Index	1,892.000	Maturity	11/28/2022	3,200	0	(212)	0	(212)
MYC	Receive	EURMARGIN CAL23	8.000	Maturity	12/31/2023	46,800	0	478	478	0
Receive	LLSCO CAL22	2.500	Maturity	12/31/2022	27,600	0	24	24	0
Receive	LLSCO CAL22	2.100	Maturity	12/31/2022	76,200	0	35	35	0
Receive	MEHCO CAL21	1.518	Maturity	12/31/2022	121,200	0	(48)	0	(48)
Pay	QSCOCAL 4Q22	30.000	Maturity	12/31/2022	16,050	0	(176)	0	(176)
Receive	TTFNBP 2Q3Q22	GBP	1.440	Maturity	09/30/2022	828,000	0	683	683	0

$30	$213,098	$213,864	$(766)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$107	$(3)	$3	$0	$0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,100	(139)	142	3	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	88	(3)	3	0	0

$(145)	$148	$3	$0

TOTAL RETURN SWAPS ON COMMODITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive(6)	EMSMF Index «	N/A	0.250%	Maturity	12/19/2022	EUR	50,000	$0	$157	$157	$0
Receive(6)	EMSMF Index «	N/A	0.252%	Maturity	12/19/2022	100,000	0	323	323	0
Receive(6)	EMSMF Index «	N/A	2.230%	Maturity	12/18/2023	42,857	0	0	0	0
Receive(6)	EMSMF Index «	N/A	2.245%	Maturity	12/18/2023	21,428	0	0	0	0
Receive(6)	EMSMF Index «	N/A	2.550%	Quarterly	12/18/2023	21,428	0	0	0	0
Receive(6)	EMSMF Index «	N/A	2.572%	Maturity	12/18/2023	21,429	0	0	0	0
Receive(6)	EMSMF Index «	N/A	2.875%	Quarterly	12/18/2023	21,429	0	0	0	0
Receive	BCOMF1NTC Index	271,752	0.120%	Monthly	02/15/2023	$34,925	0	(46)	0	(46)
Receive	BCOMF1TC Index	362,965	1.890% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	43,855	0	(4,260)	0	(4,260)
Receive	BCOMF2T Index	41,347	1.890% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	29,038	0	(2,840)	0	(2,840)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

	Receive	BCOMTR Index	81,231	1.870% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	22,520	0	(2,159)	0	(2,159)
	Receive	CSIXTR Index	35,570	1.940% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	259,264	(1,418)	(18,348)	0	(19,766)
CBK	Receive	CSIXTR Index	1,996	1.940% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	14,549	0	(1,109)	0	(1,109)
CIB	Receive	BCOMTR Index	77,486	1.870% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	21,481	0	(2,060)	0	(2,060)
	Receive	CSIXTR Index	29,682	1.940% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	216,349	0	(16,494)	0	(16,494)
FBF	Receive	CSIXTR Index	92,597	1.890% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	674,920	0	(51,440)	0	(51,440)
GST	Receive	BCOMF1TC Index	44,060	1.890% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	19,724	0	(1,916)	0	(1,916)
	Receive	BCOMTR Index	168,082	1.880% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	46,597	0	(4,468)	0	(4,468)
	Receive	CMDSKEWLS Index	111,625	0.250%	Monthly	02/15/2023	31,081	0	(2,531)	0	(2,531)
	Receive	CSIXTR Index	106,445	1.920% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	775,856	0	(59,141)	0	(59,141)
JPM	Receive	JMABFNJ2 Index	90,192	0.000%	Monthly	12/30/2022	9,439	0	0	0	0
	Pay	BCOMTR Index	3,287,762	1.880% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/17/2023	911,459	0	87,395	87,395	0
	Receive	BCOMF1TC Index	3,599,325	1.900% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	842,741	0	(81,871)	0	(81,871)
	Receive	CSIXTR Index	77,855	1.930% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	567,469	0	(43,260)	0	(43,260)
	Receive	JMABNIC5 Index	453,389	0.000%	Monthly	02/15/2023	87,862	(13)	(4,837)	0	(4,850)
	Receive(7)	EMSMF Index «	N/A	0.900%	Maturity	12/28/2023	105,200	0	497	497	0
MAC	Receive	PIMCODB Index	4,500	0.00002	Monthly	09/15/2022	790	0	(78)	0	(78)
	Receive	BCOMTR Index	29,122	1.880% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	8,073	0	(774)	0	(774)
	Receive	CSIXTR Index	46,318	1.930% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	337,603	0	(25,737)	0	(25,737)
	Receive	PIMCODB Index	544,387	0.000%	Monthly	02/15/2023	111,832	0	(11,060)	0	(11,060)
MEI	Receive	CSIXTR Index	11,820	1.940% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	86,151	0	(6,568)	0	(6,568)
MYC	Receive	BCOMTR Index	49,366	0.000%	Maturity	02/08/2023	5,376	846	(444)	402	0
RBC	Receive	CSIXTR Index	37,882	1.940% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	276,114	0	(21,050)	0	(21,050)
SOG	Receive	CSIXTR Index	88,380	1.900% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	644,185	0	(49,100)	0	(49,100)
UAG	Receive	BCOMTR Index	280,435	0.000%	Maturity	01/20/2023	30,609	1,908	307	2,215	0
	Pay	BCOMTR Index	69,120	0.000%	Maturity	03/16/2023	8,536	0	445	445	0

								$1,323	$(322,467)	$91,434	$(412,578)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

VOLATILITY SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	SLV versus RLND 1-Year ATM Realized Volatility	31.750%	Maturity	06/16/2023	$143	$0	$2	$2	$0
JPM	Pay	GOLDLNPM Index(7)	6.970	Maturity	08/02/2024	4,105	0	87	87	0
	Pay	GOLDLNPM Index(7)	6.325	Maturity	04/10/2026	162,405	0	1,773	1,773	0
UAG	Pay	GOLDLNPM Index(7)	5.153	Maturity	12/05/2022	7,731	0	187	187	0

							$0	$2,049	$2,049	$0

Total Swap Agreements							$1,208	$(107,202)	$307,350	$(413,344)

(j)

Securities with an aggregate market value of $151,859 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)				Notional Amount represents the number of contracts.
(2)				Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)				Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0		$149,579	$0		$149,579
Industrials				0		2,147	0		2,147
Utilities				0		315	0		315
U.S. Government Agencies				0		256,418	0		256,418
U.S. Treasury Obligations				0		451,613	0		451,613
Non-Agency Mortgage-Backed Securities				0		246,673	0		246,673
Asset-Backed Securities				0		346,444	1,207		347,651
Sovereign Issues				0		53,469	0		53,469
Commodities				0		223,162	0		223,162
Short-Term Instruments
Repurchase Agreements				0		1,608,373	0		1,608,373
Israel Treasury Bills				0		3,653	0		3,653
U.S. Treasury Bills				0		648,592	0		648,592
U.S. Treasury Cash Management Bills				0		353,165	0		353,165

				$0		$4,343,603	$1,207		$4,344,810
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$282,659		$0	$0		$282,659

Total Investments				$282,659		$4,343,603	$1,207		$4,627,469

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0		$(13,948)	$0		$(13,948)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				41,282		717	0		41,999
Over the counter				0		314,229	2,281		316,510

				$41,282		$314,946	$2,281		$358,509
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(62,748)		(1,967)	0		(64,715)
Over the counter				0		(426,826)	(1,211)		(428,037)

				$(62,748)		$(428,793)	$(1,211)		$(492,752)

Total Financial Derivative Instruments				$(21,466)		$(113,847)	$1,070		$(134,243)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Totals	$261,193	$4,215,808	$2,277	$4,479,278

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.8% ¤
CORPORATE BONDS & NOTES 4.0%
BANKING & FINANCE 4.0%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$532	$434
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(f)(g)	EUR	400	404
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$7,000	7,006
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		4,200	4,186
ING Bank NV 2.625% due 12/05/2022		7,600	7,595
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	755	86
1.000% due 10/01/2050		484,563	53,705
1.000% due 10/01/2053		9,715	1,003
1.500% due 10/01/2053		33,550	3,731
2.000% due 10/01/2053		10,375	1,239
2.500% due 10/01/2047		11	2
Natwest Group PLC
3.747% (US0003M + 1.550%) due 06/25/2024 ~		$6,500	6,508
4.519% due 06/25/2024 •		4,200	4,191
New York Life Global Funding 2.250% due 07/12/2022		300	300
Nissan Motor Acceptance Co. LLC
2.650% due 07/13/2022		200	200
3.875% due 09/21/2023		100	99
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	282	32
1.000% due 10/01/2050		480,732	53,377
1.000% due 10/01/2053		394	43
1.500% due 10/01/2053		146,723	16,495
2.000% due 10/01/2053		5,097	609
2.500% due 10/01/2047		2	0
Nykredit Realkredit AS
0.500% due 10/01/2043		3,202	364
1.000% due 10/01/2050		563,267	61,699
1.000% due 10/01/2053		49,690	5,419
1.500% due 10/01/2053		525,535	59,229
2.000% due 10/01/2053		71,835	8,297
2.500% due 10/01/2047		9	1
Realkredit Danmark AS
1.000% due 10/01/2050		190,144	21,044
1.000% due 10/01/2053		51,863	5,487
1.500% due 10/01/2053		166,041	18,370
2.000% due 10/01/2053		20,181	2,322
2.500% due 04/01/2047		9	1
UniCredit SpA 7.830% due 12/04/2023		$14,500	15,021

			358,499

INDUSTRIALS 0.0%
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		100	100
Discovery Communications LLC 2.950% due 03/20/2023		158	157
Komatsu Finance America, Inc. 2.437% due 09/11/2022		200	200
Penske Truck Leasing Co. LP 4.250% due 01/17/2023		100	100
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		200	200
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		1,215	1,227

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

VMware, Inc. 3.900% due 08/21/2027	900	865

		2,849

UTILITIES 0.0%
Duke Energy Corp. 2.400% due 08/15/2022	200	200
Eversource Energy 2.900% due 10/01/2024	200	196
Tampa Electric Co. 2.600% due 09/15/2022	100	100

		496

Total Corporate Bonds & Notes (Cost $466,153)		361,844

U.S. GOVERNMENT AGENCIES 3.4%
Fannie Mae
1.067% (US0001M + 0.130%) due 03/25/2036 ~	39	38
2.069% due 02/25/2037 •	319	318
3.759% due 05/01/2035 •	13	13
Freddie Mac
1.594% due 01/15/2037 •	4	4
2.299% due 01/01/2034 •	46	46
2.810% due 06/01/2033 •	71	71
Ginnie Mae 0.382% due 08/20/2068 •	5,658	5,520
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2052 - 08/01/2052	25,300	23,545
3.500% due 08/01/2052	12,000	11,530
4.000% due 04/01/2052	265,689	261,626

Total U.S. Government Agencies (Cost $300,963)		302,711

U.S. TREASURY OBLIGATIONS 92.1%
U.S. Treasury Bonds
1.625% due 11/15/2050 (m)	30,630	21,556
3.000% due 05/15/2045 (m)	1,370	1,272
U.S. Treasury Inflation Protected Securities
0.125% due 01/15/2023 (i)(k)	413,814	420,820
0.125% due 07/15/2024	197,941	199,876
0.125% due 10/15/2024 (k)	752,539	757,318
0.125% due 04/15/2025	325,423	325,672
0.125% due 10/15/2025 (m)	482,036	481,818
0.125% due 04/15/2026	266,922	264,523
0.125% due 07/15/2026 (k)	187,674	186,229
0.125% due 10/15/2026 (i)	1,930,763	1,913,982
0.125% due 04/15/2027	293,512	289,121
0.125% due 01/15/2030	96,508	92,185
0.125% due 07/15/2030 (m)	14,713	14,042
0.125% due 07/15/2031	120,660	114,826
0.125% due 01/15/2032 (i)	185,194	175,953
0.250% due 01/15/2025	209,543	210,865
0.250% due 07/15/2029	3,974	3,856
0.375% due 07/15/2023	213,851	217,633
0.375% due 07/15/2025	327,923	331,307
0.375% due 07/15/2025 (k)(m)	40,589	41,008
0.375% due 01/15/2027	153,766	153,262
0.500% due 04/15/2024	138,025	139,959
0.625% due 04/15/2023 (i)(m)	820,334	834,404
0.625% due 01/15/2024 (k)	61,891	62,960
0.625% due 01/15/2026	118,342	119,709
0.625% due 02/15/2043 (m)	528	468
0.750% due 07/15/2028 (i)	598,663	603,298
0.750% due 02/15/2045 (m)	1,228	1,101
0.875% due 01/15/2029 (m)	6,983	7,053
1.000% due 02/15/2046	22,203	21,080
1.375% due 02/15/2044 (m)	2,704	2,770
1.750% due 01/15/2028	62,819	66,715
2.125% due 02/15/2040 (m)	3,611	4,221
2.125% due 02/15/2041 (m)	10,989	12,786
2.375% due 01/15/2025	111,592	118,275
2.500% due 01/15/2029 (k)(m)	49,827	55,422
3.875% due 04/15/2029 (e)(m)	14,332	17,314

Total U.S. Treasury Obligations (Cost $8,698,792)		8,284,659

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Adjustable Rate Mortgage Trust
2.925% due 09/25/2035 ^~	332	297
3.344% due 10/25/2035 ^~	171	165
Alliance Bancorp Trust 2.104% (US0001M + 0.480%) due 07/25/2037 ~	1,669	1,448
American Home Mortgage Assets Trust
1.396% due 11/25/2046 •	4,741	1,548

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

1.814% due 05/25/2046 ^•		99	83
BAMLL Commercial Mortgage Securities Trust 2.374% due 09/15/2038 •		3,100	3,003
Banc of America Funding Trust
2.192% due 05/20/2035 ^•		69	61
2.966% due 05/25/2035 ~		14	13
3.013% due 05/20/2036 ^~		119	116
3.266% due 01/20/2047 ~		3,700	3,343
3.461% due 01/20/2047 ^~		83	78
Banc of America Mortgage Trust
2.297% due 01/25/2035 ~		1	1
2.469% due 11/25/2035 ^~		158	145
3.066% due 07/25/2035 ^~		158	149
BCAP LLC Trust
1.964% due 01/25/2037 ^•		619	556
2.930% due 04/26/2036 ~		671	579
Bear Stearns Adjustable Rate Mortgage Trust
2.876% due 10/25/2035 ~		221	216
3.003% due 05/25/2033 ~		12	12
3.333% due 02/25/2036 ^~		112	106
3.440% due 07/25/2036 ^~		318	294
4.250% due 07/25/2034 ~		22	22
Bear Stearns ALT-A Trust
1.944% (US0001M + 0.320%) due 02/25/2034 ~		328	305
3.074% due 09/25/2035 ^~		171	114
3.224% due 09/25/2047 ^~		2,920	1,691
3.365% due 09/25/2034 ~		132	135
BSST Mortgage Trust 2.579% (TSFR1M + 1.300%) due 02/15/2037 ~		2,200	2,139
Chase Mortgage Finance Trust
2.863% due 09/25/2036 ^~		385	331
2.894% due 12/25/2035 ^~		170	158
3.342% due 03/25/2037 ^~		536	514
5.500% due 12/25/2022 ^		811	398
CIM Trust
1.951% due 06/25/2057 ~		3,759	3,427
2.624% (US0001M + 1.000%) due 02/25/2049 ~		150	150
Citigroup Mortgage Loan Trust
2.490% due 03/25/2036 ^•		30	28
3.950% due 05/25/2035 •		40	38
Citigroup Mortgage Loan Trust, Inc.
3.135% due 12/25/2035 ^~		207	129
3.440% (H15T1Y + 1.800%) due 09/25/2035 ~		38	37
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^		165	150
Countrywide Alternative Loan Trust
1.134% due 06/25/2046 •		1	0
1.476% due 12/25/2035 •		221	192
1.792% due 02/20/2047 ^•		2,789	2,169
1.807% due 12/20/2046 ^•		210	176
1.984% due 05/25/2047 •		930	808
2.044% due 07/25/2046 •		78	71
2.810% due 11/25/2035 ^~		188	170
5.000% due 07/25/2035		794	528
5.500% due 07/25/2035		115	96
5.750% due 03/25/2037 ^•		197	126
6.000% due 03/25/2037 ^		181	83
6.500% due 08/25/2032		23	23
Countrywide Home Loan Mortgage Pass-Through Trust
2.177% due 10/20/2035 ~		7	6
2.264% due 03/25/2035 •		28	26
2.643% due 11/20/2034 ~		2	2
2.920% due 09/25/2047 ^~		261	238
5.500% due 11/25/2035 ^		56	37
5.500% due 04/25/2038		173	168
6.000% due 04/25/2036		301	183
Credit Suisse Mortgage Capital Certificates
1.774% due 09/29/2036 •		1,702	1,650
5.907% due 10/26/2036 ~		339	298
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		1,433	1,065
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^		230	205
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 1.724% (US0001M + 0.100%) due 10/25/2036 ^~		60	51
Eurosail PLC 1.052% due 10/17/2040 •	EUR	1,207	1,265
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		$1,677	824
First Horizon Mortgage Pass-Through Trust 2.500% due 10/25/2035 ~		21	21
Great Hall Mortgages PLC
1.048% (SONIO/N + 0.269%) due 06/18/2038 ~	GBP	109	131
1.743% (BP0003M + 0.130%) due 03/18/2039 ~		151	181
GS Mortgage Securities Trust 2.773% due 11/10/2045		$924	923

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

GSR Mortgage Loan Trust
2.894% due 11/25/2035 ^~		158	100
3.049% due 11/25/2035 ~		110	109
3.146% due 11/25/2035 ^~		651	579
HarborView Mortgage Loan Trust
1.802% (US0001M + 0.190%) due 09/19/2037 ~		55	50
2.052% due 05/19/2035 •		300	277
2.112% (US0001M + 0.500%) due 01/19/2036 ~		1,034	661
3.401% due 08/19/2036 ^~		51	48
Hawksmoor Mortgages 1.703% due 05/25/2053 •	GBP	13,192	16,029
HomeBanc Mortgage Trust 1.984% due 12/25/2036 •		$37	37
IndyMac IMSC Mortgage Loan Trust 1.984% due 07/25/2047 •		1,286	937
IndyMac INDX Mortgage Loan Trust
2.004% due 09/25/2046 •		2,336	2,099
2.024% (US0001M + 0.400%) due 11/25/2046 ~		264	253
2.184% due 07/25/2035 •		188	146
2.804% due 10/25/2034 ~		254	246
2.926% due 09/25/2035 ^~		164	146
3.280% due 06/25/2035 ^~		70	64
JP Morgan Alternative Loan Trust 2.084% (US0001M + 0.460%) due 12/25/2036 ~		2,851	2,654
JP Morgan Chase Commercial Mortgage Securities Trust 2.774% (US0001M + 1.450%) due 12/15/2031 ~		530	525
JP Morgan Mortgage Trust
2.188% due 06/25/2035 ~		42	40
2.743% due 06/25/2036 ^~		421	325
2.753% due 11/25/2035 ^~		116	99
2.808% due 07/25/2035 ~		48	47
2.826% due 06/25/2035 ~		28	28
2.904% due 07/25/2035 ~		16	16
3.043% due 07/27/2037 ~		191	179
3.350% due 08/25/2036 ^~		82	71
3.365% due 07/25/2034 ~		10	9
Luminent Mortgage Trust 2.024% due 10/25/2046 •		415	378
MASTR Adjustable Rate Mortgages Trust 2.104% (US0001M + 0.480%) due 05/25/2037 ~		263	125
Merrill Lynch Alternative Note Asset Trust
2.224% (US0001M + 0.600%) due 03/25/2037 ~		654	207
2.950% due 06/25/2037 ^~		262	166
Merrill Lynch Mortgage Investors Trust
1.953% due 05/25/2036 ~		54	48
2.931% due 12/25/2035 ~		47	37
2.996% due 09/25/2035 ^~		73	62
3.189% due 05/25/2034 ~		103	95
3.466% due 06/25/2035 ~		155	150
Merrill Lynch Mortgage-Backed Securities Trust 2.731% due 04/25/2037 ^~		795	744
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		734	712
4.500% due 05/25/2058 ~		85	85
Residential Accredit Loans, Inc. Trust
1.924% (US0001M + 0.300%) due 08/25/2035 ~		481	379
2.004% due 12/25/2036 •		796	710
3.313% due 08/25/2035 ^~		408	174
5.096% due 02/25/2036 ^~		265	219
Residential Asset Securitization Trust
2.024% due 05/25/2035 •		798	556
6.500% due 09/25/2036 ^		638	279
6.500% due 06/25/2037		11,714	3,365
Residential Funding Mortgage Securities, Inc. Trust
3.027% due 09/25/2035 ^~		891	625
6.000% due 06/25/2037 ^		501	438
6.500% due 03/25/2032		201	194
Sequoia Mortgage Trust
2.224% due 01/20/2047 ^~		299	210
2.295% due 10/19/2026 •		11	10
Structured Adjustable Rate Mortgage Loan Trust
1.944% due 10/25/2035 •		471	444
3.097% due 02/25/2036 ^~		198	132
Structured Asset Mortgage Investments Trust
2.004% due 06/25/2036 •		86	83
2.044% due 04/25/2036 •		9	8
2.064% due 05/25/2046 •		2,521	818
2.095% due 07/19/2035 •		532	496
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	10,593	12,853
Wachovia Mortgage Loan Trust LLC 2.864% due 08/20/2035 ^~		$136	127
WaMu Mortgage Pass-Through Certificates Trust
1.134% due 12/25/2046 •		530	481
1.216% due 01/25/2047 ^•		1,128	1,020
1.456% due 06/25/2046 •		82	78

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

1.476% due 08/25/2046 •		207	200
1.676% due 11/25/2042 •		77	72
1.723% due 11/25/2046 •		489	450
2.383% due 09/25/2033 ~		32	30
2.856% due 09/25/2036 ^~		691	634
3.050% due 08/25/2036 ^~		66	61
3.125% due 02/25/2037 ^~		96	91
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		121	103
Wells Fargo Mortgage-Backed Securities Trust
2.494% due 10/25/2036 ~		5	5
2.870% due 04/25/2036 ~		242	231

Total Non-Agency Mortgage-Backed Securities (Cost $97,224)			87,854

ASSET-BACKED SECURITIES 11.4%
522 Funding CLO Ltd. 2.103% due 10/20/2031 •		4,000	3,908
ACE Securities Corp. Home Equity Loan Trust 1.744% due 10/25/2036 •		20	8
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	2,500	2,569
Allegro CLO Ltd. 2.209% (US0003M + 1.165%) due 10/16/2031 ~		$2,300	2,262
American Money Management Corp. CLO Ltd. 1.914% due 04/17/2029 •		3,522	3,477
Anchorage Capital CLO Ltd.
2.094% due 07/15/2030 •		5,350	5,288
2.184% (US0003M + 1.140%) due 07/15/2032 ~		10,900	10,639
2.276% due 07/22/2032 •		1,600	1,555
Apex Credit CLO Ltd. 3.086% due 09/20/2029 •		1,042	1,027
Apidos CLO
1.944% (US0003M + 0.900%) due 07/18/2029 ~		1,000	984
1.974% due 07/17/2030 •		450	444
2.013% due 10/20/2030 •		1,500	1,466
2.073% (US0003M + 1.010%) due 04/20/2031 ~		6,100	5,994
Aqueduct European CLO DAC 0.640% (EUR003M + 0.640%) due 07/20/2030 ~	EUR	7,506	7,752
Arbor Realty Commercial Real Estate Notes Ltd. 2.229% due 01/15/2037 •		$20,250	19,679
Ares CLO Ltd.
1.914% (US0003M + 0.870%) due 01/15/2029 ~		8,209	8,088
2.094% due 04/18/2031 •		8,000	7,804
2.094% (US0003M + 1.050%) due 01/15/2032 ~		2,000	1,950
Ares European CLO DAC
0.610% (EUR003M + 0.610%) due 04/15/2030 ~	EUR	2,128	2,186
0.780% due 10/15/2031 •		2,100	2,152
0.850% due 04/20/2032 •		5,200	5,308
Argent Securities Trust
1.924% due 07/25/2036 •		$4,851	4,297
1.944% due 05/25/2036 •		2,481	677
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	6,500	6,636
Asset-Backed Funding Certificates Trust 1.764% due 10/25/2036 •		$4,104	3,819
Atlas Senior Loan Fund Ltd.
2.134% (US0003M + 1.090%) due 01/15/2031 ~		491	484
2.216% due 04/22/2031 •		3,700	3,629
2.274% due 11/17/2027 •		1,341	1,329
Atrium Corp. 1.966% due 04/22/2027 •		678	668
Avoca CLO DAC 0.810% (EUR003M + 0.810%) due 01/12/2031 ~	EUR	2,500	2,572
Babson CLO Ltd. 2.053% (US0003M + 0.990%) due 01/20/2031 ~		$4,500	4,428
Bain Capital Credit CLO Ltd. 2.033% due 07/20/2030 •		9,200	9,046
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	6,700	6,813
Barings CLO Ltd. 1.863% due 01/20/2028 •		$490	484
BDS Ltd. 2.623% (US0001M + 1.100%) due 08/15/2036 ~		811	807
Bear Stearns Asset-Backed Securities Trust 2.574% due 10/25/2037 •		1,746	1,673
Benefit Street Partners CLO Ltd.
1.914% due 07/15/2029 •		2,084	2,062
1.994% due 10/15/2030 •		5,800	5,694
2.124% due 07/15/2032 •		2,150	2,110
Blackrock European CLO DAC 0.620% (EUR003M + 0.620%) due 10/15/2031 ~	EUR	3,300	3,344
BlueMountain Fuji EUR CLO II DAC 0.650% due 07/15/2030 •		517	533
BlueMountain Fuji EUR CLO III DAC 0.720% due 01/15/2031 •		11,100	11,333

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

BPCRE Holder LLC 3.907% due 01/18/2037 •		$5,600	5,522
Cairn CLO DAC
0.600% due 04/30/2031 •	EUR	4,098	4,238
0.780% (EUR003M + 0.780%) due 10/15/2031 ~		3,100	3,166
Carbone CLO Ltd. 2.203% due 01/20/2031 •		$2,800	2,747
Carlyle Euro CLO DAC
0.630% (EUR003M + 0.630%) due 08/15/2030 ~	EUR	708	728
0.700% due 01/15/2031 •		9,300	9,522
Carlyle Global Market Strategies CLO Ltd.
2.216% due 04/22/2032 •		$1,500	1,469
2.403% due 07/20/2032 •		4,500	4,412
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •	EUR	6,100	6,280
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~		$1,500	1,472
Carrington Mortgage Loan Trust
2.183% due 04/20/2032 •		1,600	1,560
2.313% due 07/20/2030 •		3,500	3,461
Cedar Funding CLO Ltd. 2.144% (US0003M + 1.100%) due 07/17/2031 ~		2,400	2,353
Cent CLO Ltd. 2.195% due 07/27/2030 •		3,300	3,247
CIFC Funding Ltd.
1.863% due 01/20/2028 •		324	321
2.013% due 04/20/2030 •		300	296
2.108% due 04/23/2029 •		2,011	1,995
2.134% (US0003M + 0.950%) due 10/24/2030 ~		8,350	8,216
2.224% (US0003M + 1.180%) due 11/16/2030 ~		600	592
2.244% due 10/17/2031 •		1,850	1,819
2.283% due 07/20/2030 •		5,800	5,749
CIT Mortgage Loan Trust
2.974% due 10/25/2037 •		565	563
3.124% due 10/25/2037 •		4,400	4,120
Citigroup Mortgage Loan Trust
1.704% due 01/25/2037 •		44	34
2.084% due 12/25/2036 •		1,007	764
2.324% due 11/25/2046 •		11,000	9,587
2.329% due 03/25/2037 •		3,200	2,984
Citigroup Mortgage Loan Trust, Inc.
1.804% due 03/25/2037 •		10,402	9,130
1.974% due 03/25/2037 •		6,491	5,700
2.119% due 10/25/2036 •		7,400	7,146
Countrywide Asset-Backed Certificates 1.874% (US0001M + 0.250%) due 03/25/2037 ~		5,700	5,420
Countrywide Asset-Backed Certificates Trust
1.764% due 07/25/2037 •		3,325	3,077
1.824% (US0001M + 0.200%) due 09/25/2037 ~		1,627	1,434
2.204% (US0001M + 0.580%) due 08/25/2036 ~		143	143
3.349% due 11/25/2034 •		7,502	7,125
Crestline Denali CLO Ltd.
2.183% due 01/20/2030 •		250	247
2.324% due 10/23/2031 •		10,200	9,976
CVC Cordatus Loan Fund DAC
0.630% (EUR003M + 0.630%) due 09/15/2031 ~	EUR	3,100	3,176
0.650% due 10/15/2031 •		8,700	8,899
Dryden Euro CLO BV
0.660% due 04/15/2033 •		2,700	2,745
0.750% (EUR003M + 0.750%) due 05/15/2032 ~		2,200	2,235
Dryden Senior Loan Fund
1.944% due 04/15/2029 •		$3,763	3,726
2.096% due 01/17/2033 •		1,850	1,807
2.421% due 05/15/2031 •		1,600	1,573
2.611% due 08/15/2030 •		3,310	3,273
Elevation CLO Ltd. 2.134% (US0003M + 0.950%) due 10/25/2030 ~		1,250	1,227
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	5,950	6,078
Fremont Home Loan Trust 1.759% due 10/25/2036 •		$540	491
Galaxy CLO Ltd. 2.014% (US0003M + 0.970%) due 10/15/2030 ~		4,400	4,330
Gallatin CLO Ltd. 2.148% due 01/21/2028 •		3,704	3,673
GoldenTree Loan Management U.S. CLO Ltd. 1.973% due 11/20/2030 •		17,881	17,494
Greywolf CLO Ltd. 2.344% (US0003M + 1.160%) due 01/27/2031 ~		1,497	1,479
GSAA Home Equity Trust 2.224% due 03/25/2037 •		544	249
GSAMP Trust
1.994% due 03/25/2047 •		2,500	2,110
2.144% due 02/25/2046 •		1,977	1,849
2.599% due 03/25/2035 ^•		1,245	1,162

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

Halseypoint Clo Ltd.
2.163% due 07/20/2031 •		14,550	14,385
2.736% due 11/30/2032 •		2,000	1,967
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	8,100	8,292
0.650% (EUR003M + 0.650%) due 06/26/2030 ~		10,283	10,592
0.680% due 10/20/2031 •		4,800	4,909
0.870% due 11/18/2030 •		4,330	4,482
Home Equity Asset Trust 2.299% (US0001M + 0.675%) due 02/25/2036 ~		$3,031	2,949
Home Equity Mortgage Loan Asset-Backed Trust 1.844% (US0001M + 0.220%) due 04/25/2037 ~		1,846	1,463
HSI Asset Securitization Corp. Trust
1.924% due 07/25/2036 •		7,477	3,691
2.164% due 02/25/2036 •		1,877	1,853
ICG U.S. CLO Ltd. 2.216% due 07/22/2031 •		5,645	5,550
IndyMac INDB Mortgage Loan Trust 1.764% due 07/25/2036 •		4,125	1,385
Invesco Euro CLO DAC 0.920% due 07/15/2032 •	EUR	1,200	1,225
JMP Credit Advisors Clo Ltd. 2.324% due 07/17/2029 •		$1,397	1,384
JP Morgan Mortgage Acquisition Trust
1.834% due 10/25/2036 •		133	130
1.924% (US0001M + 0.300%) due 07/25/2036 ~		13,317	6,751
JPMorgan Mortgage Acquisition Trust 1.904% (US0001M + 0.280%) due 06/25/2037 ~		4,500	3,856
Jubilee CLO DAC
0.610% (EUR003M + 0.610%) due 04/15/2030 ~	EUR	8,800	9,110
0.650% (EUR003M + 0.650%) due 04/15/2031 ~		1,800	1,852
0.650% due 04/15/2031 •		800	811
KKR CLO Ltd.
1.984% due 07/18/2030 •		$3,700	3,641
1.994% due 07/15/2030 •		2,600	2,555
2.334% due 04/15/2029 •		6,500	6,458
Laurelin DAC 0.720% (EUR003M + 0.720%) due 10/20/2031 ~	EUR	4,800	4,929
LCM LP
1.914% due 07/19/2027 •		$6,734	6,621
2.103% due 07/20/2031 •		11,400	11,148
2.174% due 10/15/2031 •		3,500	3,423
LCM Ltd.
1.951% due 07/20/2030 •		14,700	14,464
2.114% (US0003M + 1.070%) due 04/15/2031 ~		1,900	1,856
2.133% due 01/20/2031 •		2,900	2,854
2.143% (US0003M + 1.080%) due 04/20/2031 ~		17,700	17,300
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		2,280	1,569
Lehman XS Trust
1.944% due 05/25/2036 •		1,291	1,433
4.157% due 06/25/2036 þ		3,634	3,647
LoanCore Issuer Ltd.
2.329% (SOFR30A + 1.550%) due 01/17/2037 ~		7,500	7,290
2.454% due 05/15/2036 •		587	585
Madison Park Euro Funding DAC 0.750% due 01/15/2032 •	EUR	4,500	4,597
Madison Park Funding Ltd.
1.794% (US0003M + 0.750%) due 04/15/2029 ~		$7,868	7,764
2.053% due 04/20/2032 •		1,850	1,802
2.056% (US0003M + 0.920%) due 01/22/2028 ~		3,776	3,727
2.084% (US0003M + 0.900%) due 07/23/2029 ~		3,043	2,998
2.154% due 04/25/2029 •		1,100	1,082
2.195% due 07/27/2031 •		2,150	2,113
2.304% due 04/25/2032 •		7,000	6,847
Magnetite Ltd.
2.024% due 04/15/2031 •		1,600	1,580
2.291% due 11/15/2028 •		838	825
Man GLG Euro CLO DAC
0.690% due 12/15/2031 •	EUR	5,300	5,435
0.870% due 01/15/2030 •		1,413	1,466
Marathon CLO Ltd. 2.194% due 04/15/2029 •		$1,163	1,148
Marble Point CLO Ltd. 2.084% due 10/15/2030 •		7,000	6,899
MASTR Asset-Backed Securities Trust 1.774% due 10/25/2036 •		1,548	555
MASTR Specialized Loan Trust 1.994% (US0001M + 0.370%) due 01/25/2037 ~		20,722	10,127
MF1 Ltd. 3.148% (TSFR1M + 1.814%) due 11/15/2035 ~		3,900	3,887
Midocean Credit CLO 2.164% due 07/19/2028 •		474	470
MidOcean Credit CLO 2.269% due 01/29/2030 •		3,480	3,436

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust 1.684% (US0001M + 0.060%) due 05/25/2037 ~		408	361
Morgan Stanley Mortgage Loan Trust
2.344% (US0001M + 0.720%) due 04/25/2037 ~		620	225
6.410% due 11/25/2036 þ		1,536	452
Mountain View CLO Ltd. 2.164% due 07/15/2031 •		3,900	3,828
MP CLO Ltd. 1.934% due 10/18/2028 •		3,578	3,511
Neuberger Berman CLO Ltd.
1.974% due 10/18/2029 •		1,100	1,077
2.103% due 04/20/2031 •		2,950	2,877
New Century Home Equity Loan Trust 2.389% due 02/25/2035 •		1,429	1,368
NovaStar Mortgage Funding Trust
1.964% due 11/25/2036 •		8,672	3,259
2.329% due 01/25/2036 •		2,228	2,215
OAK Hill European Credit Partners DAC 0.730% due 01/20/2032 •	EUR	896	925
Oak Hill European Credit Partners DAC 0.740% due 10/20/2031 •		3,900	3,979
Oak Hill European Credit Partners Designated Activity Co. 0.730% due 01/20/2032 •		2,598	2,677
Oaktree CLO Ltd.
2.183% due 10/20/2032 •		$2,500	2,429
2.246% (US0003M + 1.110%) due 04/22/2030 ~		2,200	2,152
OCP CLO Ltd. 2.183% (US0003M + 1.120%) due 07/20/2029 ~		7,858	7,770
OCP Euro CLO DAC
0.820% (EUR003M + 0.820%) due 01/15/2032 ~	EUR	20,980	21,690
0.880% due 09/22/2034 •		9,700	9,840
Octagon Investment Partners Ltd.
2.004% due 04/16/2031 •		$11,091	10,895
2.411% due 02/14/2031 •		4,200	4,105
Octagon Loan Funding Ltd. 2.635% due 11/18/2031 •		6,658	6,533
OZLM Ltd.
2.024% (US0003M + 0.980%) due 10/17/2029 ~		3,376	3,330
2.124% due 04/17/2031 •		8,276	8,100
2.163% due 10/20/2031 •		400	393
2.223% due 07/20/2032 •		3,700	3,615
2.536% (US0003M + 1.250%) due 10/30/2030 ~		1,879	1,881
Palmer Square CLO Ltd. 2.074% (US0003M + 1.030%) due 04/18/2031 ~		750	737
Palmer Square European Loan Funding DAC
0.720% due 10/15/2031 •	EUR	9,400	9,650
0.780% due 04/15/2031 •		7,752	8,024
Palmer Square Loan Funding Ltd.
1.844% (US0003M + 0.800%) due 10/15/2029 ~		$731	718
1.863% (US0003M + 0.800%) due 07/20/2029 ~		6,832	6,747
2.084% due 10/24/2027 •		485	483
2.278% due 05/20/2029 •		13,357	13,220
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.614% (US0001M + 0.990%) due 09/25/2034 ~		69	69
3.649% due 12/25/2034 •		3,100	2,938
Popular ABS Mortgage Pass-Through Trust
1.934% due 06/25/2047 ^•		2,465	2,266
2.494% (US0001M + 0.870%) due 02/25/2036 ~		4,300	4,039
Rad CLO Ltd. 2.304% (US0003M + 1.120%) due 07/24/2032 ~		1,400	1,361
Renaissance Home Equity Loan Trust 2.724% (US0001M + 1.100%) due 09/25/2037 ~		14,078	7,009
Residential Asset Securities Corp. Trust
1.924% due 09/25/2036 •		8,703	7,566
2.104% (US0001M + 0.240%) due 08/25/2036 ~		777	699
Rockford Tower Europe CLO 1.030% (EUR003M + 1.030%) due 12/20/2031 ~	EUR	1,810	1,857
Saranac CLO Ltd. 2.584% due 08/13/2031 •		$2,800	2,743
Securitized Asset-Backed Receivables LLC Trust
1.754% (US0001M + 0.130%) due 12/25/2036 ~		1,990	1,847
2.064% (US0001M + 0.440%) due 10/25/2036 ~		19,561	7,444
2.124% due 05/25/2036 •		4,250	2,498
Sound Point CLO Ltd.
2.043% due 10/20/2030 •		19,750	19,394
2.143% due 01/20/2032 •		1,500	1,468
2.164% due 07/25/2030 •		13,650	13,425
2.174% due 01/23/2029 •		6,333	6,257
2.183% (US0003M + 1.120%) due 01/21/2031 ~		3,100	3,050
2.194% (US0003M + 1.150%) due 04/18/2031 ~		5,600	5,519
Soundview Home Loan Trust 1.684% due 11/25/2036 •		453	154
Starwood Commercial Mortgage Trust 2.528% due 07/15/2038 •		653	648
Stratus CLO Ltd. 1.963% due 12/28/2029 •		1,242	1,220

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

Structured Asset Investment Loan Trust 2.344% due 04/25/2033 •		1,241	1,202
Symphony CLO Ltd.
1.924% due 04/15/2028 •		837	830
1.988% (US0003M + 0.950%) due 07/14/2026 ~		386	385
Symphony Static CLO Ltd. 2.014% (US0003M + 0.830%) due 10/25/2029 ~		6,072	5,963
TCI-Symphony CLO Ltd. 2.041% due 10/13/2032 •		6,300	6,148
TCW CLO Ltd. 2.154% (US0003M + 0.970%) due 04/25/2031 ~		7,000	6,850
Telos CLO Ltd. 1.994% due 04/17/2028 •		121	121
THL Credit Wind River Clo Ltd. 2.124% due 04/15/2031 •		3,700	3,608
TIAA CLO Ltd. 2.263% due 07/20/2031 •		2,200	2,160
TICP CLO Ltd. 1.903% (US0003M + 0.840%) due 04/20/2028 ~		2,011	1,998
Toro European CLO DAC 0.920% due 01/12/2032 •	EUR	4,900	4,988
Towd Point Mortgage Trust
2.624% (US0001M + 1.000%) due 05/25/2058 ~		$6,118	6,054
2.750% due 10/25/2056 ~		704	699
TPG Real Estate Finance Issuer Ltd. 2.424% due 02/15/2039 •		6,300	6,138
Venture CLO Ltd.
1.924% due 04/15/2027 •		4,647	4,597
1.924% due 07/15/2027 •		421	421
2.053% due 07/20/2030 •		8,100	7,970
2.104% due 07/15/2031 •		3,694	3,632
2.113% due 07/20/2030 •		3,200	3,162
2.163% (US0003M + 1.100%) due 01/20/2029 ~		1,396	1,383
2.193% due 04/20/2032 •		9,000	8,806
2.401% due 09/07/2030 •		2,750	2,713
2.446% due 07/30/2032 •		14,700	14,298
Vibrant CLO Ltd.
2.183% (US0003M + 1.120%) due 07/20/2032 ~		7,500	7,312
3.046% due 06/20/2029 •		8,148	8,030
VMC Finance LLC 2.692% (SOFR30A + 1.900%) due 02/18/2039 ~		16,275	16,007
Voya CLO Ltd.
1.994% due 04/17/2030 •		3,700	3,654
2.024% due 06/07/2030 •		1,600	1,578
2.044% (US0003M + 1.000%) due 10/15/2030 ~		5,600	5,505
2.138% (US0003M + 1.100%) due 07/14/2031 ~		2,477	2,426
2.254% (US0003M + 1.210%) due 10/15/2030 ~		8,664	8,556
Wellfleet CLO Ltd.
1.953% due 04/20/2029 •		2,711	2,692
1.953% due 07/20/2029 •		6,195	6,133
1.973% due 04/20/2028 •		1,052	1,043
2.233% (US0003M + 1.170%) due 07/20/2032 ~		7,700	7,486
Wells Fargo Home Equity Asset-Backed Securities Trust 4.024% (US0001M + 2.400%) due 12/25/2034 ~		1,460	1,460
Wind River CLO Ltd. 2.094% due 07/18/2031 •		1,942	1,904

Total Asset-Backed Securities (Cost $1,071,000)			1,024,786

SOVEREIGN ISSUES 8.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		199	42
1.125% due 07/09/2035 þ		130	27
15.500% due 10/17/2026	ARS	21,780	26
47.331% (BADLARPP) due 10/04/2022 ~		1,800	2
Australia Government International Bond 3.000% due 09/20/2025	AUD	35,805	27,077
Canada Government Real Return Bond 4.250% due 12/01/2026 (e)	CAD	19,099	17,121
France Government International Bond
0.100% due 03/01/2026 (e)	EUR	23,578	26,226
0.100% due 07/25/2031 (e)		47,230	51,709
0.100% due 07/25/2038 (e)		31,344	32,675
0.250% due 07/25/2024 (e)		17,918	20,099
2.100% due 07/25/2023 (e)		43,932	49,289
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2033 (e)		12,244	11,120
0.400% due 05/15/2030 (e)		31,260	31,229
1.400% due 05/26/2025 (e)		98,018	107,069
Japan Government International Bond
0.005% due 03/10/2031 (e)	JPY	900,645	7,023
0.100% due 03/10/2028 (e)		2,568,800	19,898
0.100% due 03/10/2029 (e)		4,665,406	36,208
Mexico Government International Bond 4.500% due 11/22/2035	MXN	432,512	22,609

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

New Zealand Government International Bond
2.000% due 09/20/2025	NZD	82,591	52,790
2.500% due 09/20/2035		4,551	2,938
Peru Government International Bond 5.940% due 02/12/2029	PEN	9,200	2,197
Qatar Government International Bond 3.875% due 04/23/2023		$2,400	2,411
United Kingdom Gilt
0.125% due 03/22/2024 (e)(i)	GBP	33,779	43,514
0.125% due 03/22/2026 (e)		4,869	6,387
0.125% due 08/10/2028 (e)(i)		36,292	49,120
1.250% due 11/22/2027 (e)		73,901	104,945

Total Sovereign Issues (Cost $817,542)			723,751

		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Banco Santander SA 5.250% due 09/29/2023 •(f)		200,000	200
Bank of America Corp. 5.875% due 03/15/2028 •(f)		3,840,000	3,376

Total Preferred Securities (Cost $4,048)			3,576

SHORT-TERM INSTRUMENTS 22.9%
REPURCHASE AGREEMENTS (h) 15.1%			1,353,844

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (c)(d)	ARS	564,500	1,892

U.S. TREASURY BILLS 4.9%
0.884% due 07/05/2022 - 09/22/2022 (b)(c)(m)		$439,482	439,000

			439,000

U.S. TREASURY CASH MANAGEMENT BILLS 2.9%
1.681% due 09/06/2022 - 11/01/2022 (a)(b)(c)(m)		265,541	264,349

Total Short-Term Instruments (Cost $2,059,899)			2,059,085

Total Investments in Securities (Cost $13,515,621)			12,848,266

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		52,676	511

Total Short-Term Instruments (Cost $511)			511

Total Investments in Affiliates (Cost $511)			511

Total Investments 142.8% (Cost $13,516,132)			$12,848,777
Financial Derivative Instruments (j)(l) (10.7)%(Cost or Premiums, net $(7,182))			(961,533)
Other Assets and Liabilities, net (32.1)%			(2,891,614)

Net Assets 100.0%			$8,995,630

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

CIB	1.470%	07/01/2022	07/05/2022	$556,875	U.S. Treasury Inflation Protected Securities 0.250% - 0.500% due 01/15/2028 - 02/15/2050	$(569,224)	$556,875	$556,875
1.490	06/30/2022	07/01/2022	736,500	U.S. Treasury Inflation Protected Securities 0.750% - 1.375% due 07/15/2027 - 02/15/2044	(749,845)	736,500	736,531
FICC	0.400	06/30/2022	07/01/2022	5,869	U.S. Treasury Notes 3.000% due 06/30/2024	(5,986)	5,869	5,869
MBC	1.490	06/30/2022	07/01/2022	54,600	U.S. Treasury Notes 0.750% due 12/31/2023	(56,363)	54,600	54,602

Total Repurchase Agreements	$(1,381,418)	$1,353,844	$1,353,877

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	1.390%	06/21/2022	08/09/2022	GBP	(39,500)	$(48,101)
IND	1.320	06/21/2022	08/09/2022	(35,661)	(43,426)
STR	1.540	07/01/2022	07/05/2022	$(1,909,346)	(1,909,346)
1.550	06/30/2022	07/01/2022	(1,911,857)	(1,911,940)

Total Reverse Repurchase Agreements	$(3,912,813)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	1.560%	06/27/2022	07/01/2022	$(5,895)	$(5,896)
BOS	1.510	06/24/2022	07/01/2022	(8,981)	(8,983)
CSN	1.590	06/30/2022	07/05/2022	(18,771)	(18,772)

Total Sale-Buyback Transactions	$(33,651)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	3.500%	07/01/2052	$2,000	$(1,944)	$(1,924)

Total Short Sales 0.0%	$(1,944)	$(1,924)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

(i)	Securities with an aggregate market value of $2,073,576 and cash of $175 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(2,163,243) at a weighted average interest rate of 0.593%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CMX Gold August 2022 Futures	$1,820.000	07/26/2022	5	1	$(19)	$(12)
Call - CMX Gold December 2022 Futures	2,100.000	11/22/2022	268	27	(871)	(565)
Call - CMX Gold December 2022 Futures	2,200.000	11/22/2022	517	52	(1,267)	(750)
Call - CMX Gold September 2022 Futures	2,400.000	08/25/2022	90	9	(242)	(5)
Call - NYMEX Crude August 2022 Futures	120.000	07/15/2022	24	24	(51)	(13)
Call - NYMEX Crude December 2022 Futures	125.000	11/16/2022	22	22	(140)	(73)
Put - NYMEX Crude June 2023 Futures	75.000	05/17/2023	48	48	(354)	(455)
Call - NYMEX Crude September 2022 Futures	128.000	08/17/2022	24	24	(69)	(26)
Put - NYMEX Natural Gas August 2022 Futures	7.000	07/26/2022	4	40	(11)	(65)
Put - NYMEX Natural Gas August 2022 Futures	7.500	07/26/2022	13	130	(75)	(274)
Put - NYMEX Natural Gas August 2022 Futures	8.000	07/26/2022	23	230	(188)	(597)
Put - NYMEX Natural Gas January 2023 Futures	5.000	12/27/2022	21	210	(191)	(143)
Put - NYMEX Natural Gas March 2023 Futures	4.250	02/23/2023	21	210	(179)	(124)
Put - NYMEX Natural Gas November 2022 Futures	4.000	10/26/2022	24	240	(67)	(36)
Call - NYMEX Natural Gas November 2022 Futures	10.000	10/26/2022	24	240	(54)	(29)
Call - NYMEX WTI-Brent Crude Spread July 2022 Futures	5.000	07/28/2022	231	231	(230)	(139)
Put - NYMEX WTI-Brent Crude Spread July 2022 Futures	8.000	07/28/2022	231	231	(204)	(111)
Call - NYMEX WTI-Brent Crude Spread October 2022 Futures	5.000	10/28/2022	26	26	(38)	(42)
Put - NYMEX WTI-Brent Crude Spread October 2022 Futures	8.000	10/28/2022	26	26	(23)	(27)
Put - OTC Corn September 2022 Futures	600.000	08/26/2022	12	60	(8)	(13)
Put - OTC Corn September 2022 Futures	610.000	08/26/2022	13	65	(10)	(17)
Put - OTC Corn September 2022 Futures	680.000	08/26/2022	20	100	(38)	(71)
Put - OTC Corn September 2022 Futures	700.000	08/26/2022	20	100	(45)	(87)
Put - OTC Wheat September 2022 Futures	830.000	08/26/2022	4	20	(5)	(6)
Put - OTC Wheat September 2022 Futures	850.000	08/26/2022	8	40	(10)	(16)
Put - OTC Wheat September 2022 Futures	1,000.000	08/26/2022	44	220	(74)	(304)

Total Written Options	$(4,463)	$(4,000)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor March Futures	03/2023	2,472	$637,821	$3,303	$1,943	$0
Arabica Coffee December Futures	12/2022	77	6,556	200	49	0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2023	12	71	55	0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	12	67	50	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	12	59	42	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2023	12	73	56	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2023	12	73	56	0	(1)
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	12	67	51	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	12	69	52	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2023	12	73	56	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	12	70	53	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	12	62	45	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	12	64	48	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	12	66	49	0	0
Brent Crude December Futures	10/2025	21	1,636	(60)	0	(57)
Brent Crude June Futures	04/2024	305	25,983	(451)	0	(955)
Brent Crude March Futures	01/2023	1,553	148,513	(4,337)	0	(5,699)
Brent Crude November Futures	09/2022	3	308	(14)	0	(11)
Brent Crude October Futures	08/2022	4	422	2	0	(15)
California Carbon Allowance Vintage December Futures	12/2022	3,182	99,565	10,687	4,900	0
Cocoa September Futures	09/2022	183	4,282	(271)	0	(48)
Corn December Futures	12/2022	76	2,355	(265)	0	(129)
Cotton No. 2 December Futures	12/2022	21	1,038	(223)	14	0
Euro-Bund 10-Year Bond September Futures	09/2022	2,385	371,855	5,858	8,998	0
Euro-Mill Wheat December Futures	12/2022	380	6,859	112	74	(144)
European Climate Exchange December Futures	12/2022	48	4,535	402	139	0
European Climate Exchange December Futures	12/2023	2	195	8	5	0
Gas Oil December Futures	12/2022	13	1,336	(4)	0	(4)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

Gas Oil December Futures	12/2023	188	16,276	502	0	(545)
Gas Oil November Futures	11/2022	83	8,773	(373)	0	(287)
Gas Oil September Futures	09/2022	83	9,147	(843)	0	(552)
Hard Red Winter Wheat December Futures	12/2022	57	2,738	(461)	0	(113)
Henry Hub Natural Gas April Futures	03/2023	5	54	(7)	0	(5)
Henry Hub Natural Gas April Futures	03/2024	29	297	(12)	0	(17)
Henry Hub Natural Gas August Futures	07/2023	5	55	(6)	0	(5)
Henry Hub Natural Gas August Futures	07/2024	29	305	(4)	0	(17)
Henry Hub Natural Gas December Futures	11/2024	29	347	38	0	(18)
Henry Hub Natural Gas February Futures	01/2024	29	354	45	0	(23)
Henry Hub Natural Gas January Futures	12/2023	29	364	55	0	(23)
Henry Hub Natural Gas July Futures	06/2023	5	55	(6)	0	(5)
Henry Hub Natural Gas July Futures	06/2024	29	304	(5)	0	(17)
Henry Hub Natural Gas June Futures	05/2023	5	54	(7)	0	(5)
Henry Hub Natural Gas June Futures	05/2024	29	299	(10)	0	(17)
Henry Hub Natural Gas March Futures	02/2024	29	332	23	0	(23)
Henry Hub Natural Gas May Futures	04/2023	5	53	(8)	0	(5)
Henry Hub Natural Gas May Futures	04/2024	29	294	(15)	0	(17)
Henry Hub Natural Gas November Futures	10/2024	29	320	11	0	(18)
Henry Hub Natural Gas October Futures	09/2023	5	55	(6)	0	(4)
Henry Hub Natural Gas October Futures	09/2024	29	307	(2)	0	(17)
Henry Hub Natural Gas September Futures	08/2023	5	55	(6)	0	(4)
Henry Hub Natural Gas September Futures	08/2024	29	303	(6)	0	(17)
Iron Ore September Futures	09/2022	831	9,834	(557)	0	(263)
Live Cattle October Futures	10/2022	285	15,820	(224)	0	(14)
Natural Gas April Futures	03/2023	60	2,601	(239)	0	(251)
Natural Gas April Futures	03/2024	1	51	5	4	0
Natural Gas August Futures	07/2022	82	4,448	(713)	0	(881)
Natural Gas August Futures	07/2024	1	47	(1)	4	0
Natural Gas December Futures	11/2023	2	144	23	10	0
Natural Gas December Futures	11/2024	1	47	(1)	4	0
Natural Gas February Futures	01/2023	379	21,080	(9,279)	0	(4,002)
Natural Gas February Futures	01/2024	3	191	33	12	0
Natural Gas January Futures	12/2023	3	209	40	13	0
Natural Gas July Futures	06/2024	1	48	0	4	0
Natural Gas June Futures	05/2024	1	47	0	3	0
Natural Gas March Futures	02/2023	140	7,017	(1,911)	0	(1,386)
Natural Gas March Futures	02/2024	3	185	16	12	0
Natural Gas May Futures	04/2024	1	49	1	4	0
Natural Gas November Futures	10/2022	5	276	(67)	0	(55)
Natural Gas November Futures	10/2023	2	140	23	9	0
Natural Gas November Futures	10/2024	1	46	(1)	4	0
Natural Gas October Futures	09/2022	125	6,761	(3,408)	0	(1,387)
Natural Gas October Futures	09/2023	54	2,391	(453)	0	(194)
Natural Gas October Futures	09/2023	2	143	22	10	0
Natural Gas October Futures	09/2024	8	339	4	0	(19)
Natural Gas October Futures	09/2024	1	48	(1)	4	0
Natural Gas September Futures	08/2024	1	47	0	3	0
RBOB Gasoline December Futures	11/2022	90	10,567	(375)	0	(420)
RBOB Gasoline December Futures	11/2023	5	501	(15)	0	(10)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line April Futures	04/2023	11	(62)	(4)	0	(3)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line August Futures	08/2023	11	(71)	(14)	0	(1)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line December Futures	12/2022	29	(136)	(57)	0	(15)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line December Futures	12/2023	11	(76)	(19)	13	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line February Futures	02/2023	11	(59)	(1)	0	(2)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line January Futures	01/2023	11	(59)	(2)	0	(4)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line July Futures	07/2023	11	(70)	(13)	0	(4)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line June Futures	06/2023	11	(70)	(13)	0	(5)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line March Futures	03/2023	11	(57)	1	0	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line May Futures	05/2023	11	(67)	(9)	0	(3)
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line November Futures	11/2022	29	(65)	13	11	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line November Futures	11/2023	11	(75)	(18)	12	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line October Futures	10/2022	29	(39)	39	34	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line October Futures	10/2023	11	(76)	(19)	9	0
Singapore Gasoil (Platts) vs Low Sulphur Gasoil 1st Line September Futures	09/2023	11	(75)	(18)	5	0
Soybean January Futures	01/2023	41	2,998	(77)	0	(40)
Soybean Meal December Futures	12/2022	922	37,498	363	0	(28)
Soybean Meal January Futures	01/2023	2	81	1	0	0
Soybean November Futures	11/2022	277	20,193	(758)	0	(280)
U.S. Treasury 2-Year Note September Futures	09/2022	5,316	1,116,443	(6,026)	2,990	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	237	36,579	1,126	555	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

WTI Crude August Futures	07/2022	4	423	(14)	0	(16)
WTI Crude December Futures	11/2022	965	92,215	8,714	0	(3,590)
WTI Crude December Futures	11/2023	326	27,153	(1,246)	0	(1,018)
WTI Crude December Futures	11/2025	12	865	(34)	0	(31)
WTI Crude June Futures	05/2023	422	36,976	(1,268)	0	(1,443)
WTI Houston (Argus) vs. WTI Trade April Futures	03/2023	8	10	(3)	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2023	8	11	(2)	1	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2023	8	11	(2)	1	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2023	8	10	(3)	0	0
WTI Houston (Argus) vs. WTI Trade January Futures	12/2022	8	10	(3)	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2023	8	11	(2)	1	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2023	8	10	(3)	0	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2023	8	10	(3)	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2023	8	10	(3)	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2023	8	11	(2)	1	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2023	8	11	(2)	1	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2023	8	11	(2)	1	0
WTI-Brent April Futures	04/2023	8	(36)	4	1	0
WTI-Brent August Futures	08/2023	8	(40)	0	1	0
WTI-Brent December Futures	12/2023	8	(40)	0	1	0
WTI-Brent February Futures	02/2023	8	(33)	7	1	0
WTI-Brent January Futures	01/2023	8	(32)	8	1	0
WTI-Brent July Futures	07/2023	8	(39)	1	1	0
WTI-Brent June Futures	06/2023	8	(39)	1	1	0
WTI-Brent March Futures	03/2023	8	(35)	5	1	0
WTI-Brent May Futures	05/2023	8	(37)	3	1	0
WTI-Brent November Futures	11/2023	8	(40)	0	1	0
WTI-Brent October Futures	10/2023	8	(40)	0	1	0
WTI-Brent September Futures	09/2023	8	(41)	0	1	0

				$(1,975)	$19,869	$(24,182)

SHORT FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum September Futures	09/2022	249	$(15,222)	$2,129	$2,129	$0
Arabica Coffee September Futures	09/2022	66	(5,695)	(228)	0	(46)
Australia Government 3-Year Note September Futures	09/2022	371	(27,519)	(361)	0	(125)
Australia Government 10-Year Bond September Futures	09/2022	137	(11,243)	(358)	0	(74)
Brent 1st Line vs. Dubai 1st Line August Futures	08/2022	48	(231)	63	7	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2022	12	(72)	(23)	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2022	13	(76)	(21)	1	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2022	13	(74)	(19)	2	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2022	58	(317)	(16)	8	0
Brent Crude December Futures	10/2022	1,336	(134,375)	1,809	5,017	0
Brent Crude December Futures	10/2023	637	(56,540)	2,272	2,098	0
Brent Crude December Futures	10/2024	136	(11,200)	276	404	0
Brent Crude June Futures	04/2023	452	(41,959)	1,863	1,600	0
Brent Crude September Futures	07/2022	75	(8,177)	358	257	0
Call Options Strike @ USD 120.000 on October 2022 Futures (1)	08/2022	12	(36)	(3)	14	0
Call Options Strike @ USD 128.000 on Brent Crude September 2022 Futures (1)	07/2022	24	(18)	43	11	0
Call Options Strike @ USD 132.000 on Brent Crude November 2022 Futures (1)	09/2022	12	(26)	16	8	0
Cocoa December Futures	12/2022	90	(2,142)	134	20	0
Copper December Futures	12/2022	8	(1,651)	309	309	0
Copper September Futures	09/2022	13	(1,206)	28	23	0
Corn September Futures	09/2022	1,166	(36,656)	6,658	2,055	0
Euro-Bobl September Futures	09/2022	1,102	(143,420)	57	0	(2,298)
Euro-BTP Italy Government Bond September Futures	09/2022	3,754	(472,112)	(13,022)	0	(9,694)
Euro-Buxl 30-Year Bond September Futures	09/2022	1,029	(176,373)	6,887	0	(7,591)
Euro-OAT France Government 10-Year Bond September Futures	09/2022	1,028	(149,237)	3,471	0	(2,833)
Euro-Schatz September Futures	09/2022	5,430	(621,075)	(1,973)	0	(3,642)
European Climate Exchange December Futures	12/2024	2	(207)	(12)	0	(6)
Gas Oil December Futures	12/2024	20	(1,637)	27	45	0
Gas Oil October Futures	10/2022	166	(17,974)	1,361	937	0
Gold 100 oz. August Futures	08/2022	231	(41,749)	503	236	0
Gold 100 oz. December Futures	12/2022	56	(10,234)	143	58	0
Hard Red Winter Wheat September Futures	09/2022	146	(6,948)	2,018	288	0
Henry Hub Natural Gas April Futures	03/2025	10	(100)	10	6	0
Henry Hub Natural Gas August Futures	07/2025	10	(102)	7	6	0
Henry Hub Natural Gas December Futures	11/2025	10	(117)	(8)	6	0
Henry Hub Natural Gas February Futures	01/2025	10	(120)	(11)	7	0
Henry Hub Natural Gas January Futures	12/2024	10	(123)	(14)	6	0
Henry Hub Natural Gas July Futures	06/2025	10	(102)	8	6	0
Henry Hub Natural Gas June Futures	05/2025	10	(100)	9	6	0
Henry Hub Natural Gas March Futures	02/2025	10	(113)	(3)	7	0
Henry Hub Natural Gas May Futures	04/2025	10	(99)	11	6	0
Henry Hub Natural Gas November Futures	10/2025	10	(108)	2	6	0
Henry Hub Natural Gas October Futures	09/2025	10	(104)	6	6	0
Henry Hub Natural Gas September Futures	08/2025	10	(102)	8	6	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

Japan Government 10-Year Bond September Futures	09/2022	681	(745,898)	(3,262)	100	(652)
Lead September Futures	09/2022	138	(6,584)	545	545	0
Lean Hogs October Futures	10/2022	363	(12,876)	618	298	0
Natural Gas January Futures	12/2022	527	(30,303)	12,100	5,675	0
Natural Gas January Futures	12/2023	54	(2,708)	446	174	0
Natural Gas January Futures	12/2024	8	(394)	(2)	21	0
Natural Gas September Futures	08/2022	308	(16,607)	7,882	3,391	0
Natural Gas September Futures	08/2022	45	(4,977)	(1,774)	0	(488)
Natural Gas September Futures	08/2022	25	(2,892)	(840)	0	(187)
New York Harbor ULSD December Futures	11/2022	13	(1,938)	201	68	0
Nickel September Futures	09/2022	2	(272)	5	5	0
Palladium September Futures	09/2022	14	(2,683)	5	43	0
Platinum October Futures	10/2022	144	(6,446)	176	105	0
Put Options Strike @ USD 75.000 on Brent Crude June 2023 Futures	04/2023	12	(98)	4	0	(11)
Put Options Strike @ USD 80.000 on June 2023 Futures	04/2023	11	(108)	(13)	0	(12)
Put Options Strike @ USD 85.000 on Brent Crude June 2023 Futures	04/2023	317	(3,741)	26	0	(409)
Put Options Strike @ USD 87.000 on Brent Crude June 2023 Futures	04/2023	157	(1,989)	23	0	(218)
Silver September Futures	09/2022	29	(2,951)	188	56	0
Soybean Oil December Futures	12/2022	84	(3,249)	548	127	0
Soybean Oil January Futures	01/2023	56	(2,158)	69	80	0
Sugar No. 11 March Futures	02/2023	324	(6,811)	217	4	0
U.S. Treasury 5-Year Note September Futures	09/2022	780	(87,555)	399	0	(548)
U.S. Treasury 10-Year Note September Futures	09/2022	6,509	(771,520)	1,933	0	(6,422)
U.S. Treasury 10-Year Ultra September Futures	09/2022	1,439	(183,293)	1,334	0	(1,911)
U.S. Treasury 30-Year Bond September Futures	09/2022	1,882	(260,892)	3,566	0	(3,176)
United Kingdom Long Gilt September Futures	09/2022	551	(76,450)	(1,818)	0	(1,227)
Wheat December Futures	12/2022	193	(8,690)	1,630	420	0
Wheat September Futures	09/2022	156	(6,895)	2,072	359	0
WTI Crude December Futures	11/2023	43	(3,581)	223	135	0
WTI Crude December Futures	11/2024	24	(1,841)	74	67	0
WTI Crude June Futures	05/2023	20	(1,752)	209	68	0
WTI Crude June Futures	05/2024	87	(6,930)	93	257	0
WTI Crude March Futures	02/2023	284	(25,753)	1,059	997	0
WTI Crude September Futures	08/2022	411	(42,374)	(256)	1,607	0
Zinc September Futures	09/2022	6	(474)	27	27	0

$42,121	$30,230	$(41,570)

Total Futures Contracts	$40,146	$50,099	$(65,752)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.622%	EUR	2,700	$18	$(12)	$6	$0	$(1)
General Electric Co.	1.000	Quarterly	12/20/2023	0.844	$2,400	(133)	145	12	0	(1)

$(115)	$133	$18	$0	$(2)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	2,495,000	$(45)	$28	$(17)	$0	$(19)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	568,470	(11)	14	3	0	(5)
Pay(7)	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	97,200	0	(2,027)	(2,027)	295	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	29,700	91	502	593	0	(107)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	$12,400	(313)	998	685	0	(63)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	900	77	(12)	65	0	(5)
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028	50,400	0	2,539	2,539	0	(256)
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028	27,000	0	1,359	1,359	0	(137)
Pay(7)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053	10,400	0	(1,815)	(1,815)	66	0
Pay(7)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053	5,500	0	(1,053)	(1,053)	34	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	11,500	(56)	(508)	(564)	147	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	21,700	(118)	(1,001)	(1,119)	276	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		14,800	(112)	(684)	(796)	196	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		25,200	(92)	(817)	(909)	338	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		11,200	(42)	(366)	(408)	151	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		14,300	7	39	46	0	(91)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		12,300	0	(48)	(48)	0	(80)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		32,100	(232)	(5,474)	(5,706)	260	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		19,100	97	(187)	(90)	0	(230)
Pay	CPTFEMU	2.455	Maturity	06/15/2032		15,600	0	84	84	196	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032		45,400	0	(808)	(808)	0	(584)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		27,900	(89)	(864)	(953)	0	(369)
Receive	CPTFEMU	1.710	Maturity	03/15/2033		5,200	(7)	660	653	0	(48)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		23,120	27	(39)	(12)	380	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048		2,020	7	(357)	(350)	53	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		4,100	2	76	78	134	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		11,000	(196)	447	251	360	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		3,000	4	64	68	97	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		3,330	0	(61)	(61)	100	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		$10,500	0	839	839	1	0
Receive	CPURNSA	2.500	Maturity	07/15/2022		11,100	(988)	805	(183)	2	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		63,290	0	5,720	5,720	0	(225)
Receive	CPURNSA	2.263	Maturity	04/27/2023		13,380	(4)	1,131	1,127	0	(43)
Receive	CPURNSA	2.263	Maturity	05/09/2023		10,270	0	867	867	0	(35)
Receive	CPURNSA	2.281	Maturity	05/10/2023		15,760	0	1,289	1,289	0	(81)
Receive	CPURNSA	2.419	Maturity	03/05/2026		8,100	0	754	754	0	(31)
Receive	CPURNSA	2.768	Maturity	05/13/2026		24,600	0	1,776	1,776	0	(88)
Receive	CPURNSA	2.813	Maturity	05/14/2026		9,800	0	684	684	0	(35)
Receive	CPURNSA	2.703	Maturity	05/25/2026		9,590	2	711	713	0	(33)
Receive	CPURNSA	2.690	Maturity	06/01/2026		10,400	0	772	772	0	(36)
Receive	CPURNSA	1.794	Maturity	08/24/2027		90,200	0	12,932	12,932	0	(288)
Receive	CPURNSA	1.798	Maturity	08/25/2027		21,700	0	3,102	3,102	0	(69)
Receive	CPURNSA	1.890	Maturity	08/27/2027		40,100	0	5,470	5,470	0	(130)
Pay	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	(2,797)	(2,727)	144	0
Pay	CPURNSA	2.353	Maturity	05/09/2028		10,270	0	(827)	(827)	42	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	(1,232)	(1,232)	64	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	(1,250)	(1,250)	65	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	(1,495)	(1,495)	74	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		32,350	0	(3,995)	(3,995)	158	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		95,800	21	(11,228)	(11,207)	518	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,100	0	3,318	3,318	0	(221)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	10,510	(2)	968	966	0	(15)
Pay	FRCPXTOB	1.618	Maturity	07/15/2028		8,760	0	(782)	(782)	62	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		5,600	16	(771)	(755)	76	0
Receive	UKRPI	4.480	Maturity	09/15/2023	GBP	7,400	0	839	839	31	0
Receive	UKRPI	6.290	Maturity	03/15/2024		43,200	(22)	1,124	1,102	75	0
Receive	UKRPI	6.440	Maturity	05/15/2024		10,800	0	97	97	14	0
Receive	UKRPI	6.600	Maturity	05/15/2024		46,200	59	174	233	57	0
Receive	UKRPI	5.200	Maturity	06/15/2024		13,000	0	45	45	9	0
Receive	UKRPI	5.330	Maturity	06/15/2024		36,700	0	10	10	24	0
Pay	UKRPI	3.330	Maturity	01/15/2025		84,100	2,506	(14,112)	(11,606)	0	(145)
Receive	UKRPI	4.735	Maturity	12/15/2026		17,000	(216)	920	704	0	(17)
Pay	UKRPI	3.400	Maturity	01/15/2030		35,790	(15)	(5,999)	(6,014)	63	0
Pay	UKRPI	3.480	Maturity	01/15/2030		20,000	214	(3,354)	(3,140)	38	0
Pay	UKRPI	3.346	Maturity	05/15/2030		10,200	25	(1,906)	(1,881)	23	0
Pay	UKRPI	3.325	Maturity	08/15/2030		25,090	236	(4,416)	(4,180)	72	0
Pay	UKRPI	3.624	Maturity	02/15/2031		17,800	0	(3,091)	(3,091)	52	0
Pay	UKRPI	3.750	Maturity	04/15/2031		35,630	21	(5,570)	(5,549)	108	0
Pay	UKRPI	4.066	Maturity	09/15/2031		19,500	0	(1,654)	(1,654)	83	0
Pay	UKRPI	4.140	Maturity	10/15/2031		19,300	(228)	(1,183)	(1,411)	101	0
Receive	UKRPI	4.300	Maturity	01/15/2032		8,500	19	178	197	0	(48)
Pay	UKRPI	3.566	Maturity	03/15/2036		4,300	0	(697)	(697)	35	0
Pay	UKRPI	3.580	Maturity	03/15/2036		10,300	(60)	(1,577)	(1,637)	85	0

							$653	$(32,722)	$(32,069)	$5,159	$(3,534)

Total Swap Agreements							$538	$(32,589)	$(32,051)	$5,159	$(3,536)

(k)

Securities with an aggregate market value of $31,979 and cash of $102,314 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.

(1)	Future styled option.
(2)	Unsettled variation margin asset of $984 and liability of $(603) for closed futures agreements is outstanding at period end.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)						This instrument has a forward starting effective date.
(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2022		$1,047	NZD	1,647	$0	$(18)
BOA	07/2022	EUR	350		$389	23	0
	07/2022	GBP	124,330		157,201	5,854	0
	07/2022		$271,870	DKK	1,911,462	0	(2,557)
	07/2022		3,200	EUR	3,013	1	(43)
	07/2022		2,787	GBP	2,282	0	(9)
	08/2022	DKK	1,907,584		$271,870	2,617	0
	08/2022	MXN	98		5	0	0
	08/2022	PEN	16,987		4,312	0	(111)
	09/2022		$1,861	EUR	1,664	0	(109)
BPS	07/2022	EUR	30,326		$32,588	808	0
	07/2022	GBP	1,333		1,617	0	(6)
	07/2022	JPY	1,251,100		9,276	55	0
	07/2022	MXN	600,067		28,688	0	(1,153)
	07/2022		$1,259	AUD	1,813	0	(7)
	07/2022		27,014	DKK	184,215	0	(1,059)
	07/2022		144,552	EUR	136,192	36	(1,865)
	07/2022		8,011	GBP	6,492	1	(109)
	07/2022		8,482	JPY	1,139,400	0	(84)
	07/2022		29,858	MXN	600,067	0	(19)
	08/2022	EUR	10,116		$10,659	39	0
	08/2022	GBP	1,333		1,620	0	(4)
	08/2022	NOK	2,095		217	4	0
	08/2022	NZD	90,062		55,951	0	(285)
	08/2022		$6,399	MXN	140,561	547	0
	09/2022	EUR	712		$745	0	(4)
	09/2022	MXN	600,067		29,419	0	(29)
	09/2022	TWD	2,846		102	6	0
	12/2022		$695	EUR	660	5	0
BRC	07/2022	GBP	1,571		$1,918	5	0
	07/2022		$997	GBP	795	0	(29)
	07/2022		40,334	JPY	5,471,343	0	(9)
	08/2022	JPY	5,462,457		$40,334	7	0
CBK	07/2022		$4,347	EUR	4,049	0	(104)
	07/2022		442	PEN	1,662	0	(9)
	08/2022		456		1,741	1	(4)
DUB	07/2022	DKK	568,859		$84,238	4,090	0
	07/2022	PLN	280		64	2	0
	09/2022		$182	EUR	164	0	(9)
GLM	07/2022	EUR	988		$1,225	189	0
	07/2022		$7,355	DKK	50,960	0	(175)
	07/2022		3,536	EUR	2,891	0	(506)
	07/2022		497	MXN	9,804	0	(11)
	07/2022		150	PEN	580	1	0
	08/2022		3,564	DKK	25,395	21	0
	08/2022		50	PEN	186	0	(1)
	10/2022	EUR	38		$44	3	0
	11/2022		486		600	86	0
	12/2022		530		660	98	0
HUS	07/2022	CAD	1,485		1,176	23	0
	07/2022	EUR	232,609		243,452	1,280	(1,590)
	07/2022	NZD	91,709		59,728	2,451	0
	07/2022		$26,779	AUD	38,883	60	0
	07/2022		544,725	EUR	517,736	0	(2,165)
	07/2022		1,808	GBP	1,470	0	(18)
	07/2022		10,020	JPY	1,330,400	0	(215)
	08/2022	AUD	38,883		$26,782	0	(62)
	08/2022	EUR	517,317		545,207	2,088	0
	12/2022		$3,505	EUR	3,072	0	(246)
JPM	07/2022	EUR	1,229		$1,466	178	0
	07/2022		$1,048	EUR	860	0	(147)
	08/2022	EUR	35		$40	3	0
	08/2022	KRW	124,988		98	1	0
	08/2022	SGD	144		105	1	0
	08/2022	TWD	1,733		59	0	0
	09/2022	EUR	35		39	3	0
	09/2022	TWD	3,370		121	7	0
	09/2022		$763	EUR	671	0	(57)
	11/2022	EUR	38		$44	3	0
	12/2022		41		46	3	0
MYI	07/2022	DKK	1,987,034		294,847	14,887	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

07/2022	$57,016	DKK	401,164	0	(495)
07/2022	8,071	JPY	1,098,871	28	0
08/2022	DKK	400,352	$57,016	507	0
08/2022	JPY	1,097,091	8,071	0	(28)
08/2022	KRW	161,771	127	1	0
08/2022	TWD	515	18	0	0
09/2022	1,376	49	3	0
09/2022	$44	EUR	39	0	(3)
RBC	07/2022	3,654	CAD	4,697	0	(4)
07/2022	149	EUR	124	0	(19)
08/2022	CAD	4,698	$3,654	4	0
09/2022	EUR	1,973	2,102	24	0
09/2022	$345	EUR	312	0	(16)
09/2022	458	MXN	9,433	5	0
12/2022	2,091	EUR	1,952	0	(20)
SCX	07/2022	GBP	1,457	$1,789	16	0
07/2022	ILS	451	134	5	0
07/2022	$1,138	DKK	7,855	0	(31)
07/2022	2,618	EUR	2,505	7	0
07/2022	6,274	JPY	854,102	21	0
07/2022	348	PEN	1,317	0	(5)
08/2022	JPY	852,718	$6,274	0	(22)
SOG	07/2022	EUR	398,968	428,814	10,715	0
07/2022	$144,418	GBP	118,667	36	0
08/2022	GBP	118,667	$144,485	0	(38)
TOR	07/2022	CAD	20,620	16,144	125	0
07/2022	JPY	9,100,960	71,702	4,625	0
07/2022	$11,027	CAD	14,186	14	(20)
08/2022	CAD	14,187	$11,027	20	(14)
UAG	07/2022	AUD	40,696	29,069	978	0
09/2022	$114	MXN	2,277	0	(2)

Total Forward Foreign Currency Contracts	$52,621	$(13,545)

PURCHASED OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Call - OTC QS Co. December 2022 Futures «	$30.000	12/31/2022	13	$75	$206

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	8,950	$7	$3,828
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	11,760	896	5,024
BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410	02/02/2023	161,000	805	136
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	5,740	428	2,452
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	312,300	1,718	529
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	20,100	1,248	3,161
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	99,300	1,060	1,004
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	332,800	2,030	441
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	160,500	820	136
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	8,600	627	3,688
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	283,700	3,404	3,180
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	41,300	2,594	6,203

$15,637	$29,782

STRADDLE OPTIONS
Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value

BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	06/16/2023	127	$16	$16
MYC	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000	06/16/2023	190	23	25

$39	$41

Total Purchased Options	$15,751	$30,029

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC Copper December 2022 Futures			$8,000.000	12/07/2022	1	$(479)	$(476)
	Call - OTC QS Co. December 2022 Futures «			30.000	12/31/2022	32	(102)	(481)

							$(581)	$(957)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200%	07/20/2022	15,000	$(23)	$(11)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	8,400	(39)	(18)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.400	08/17/2022	15,400	(44)	(51)
BPS	Put - OTC CDX.IG-37 5-Year Index		Sell	1.200	07/20/2022	12,800	(23)	(5)
BRC	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	10,800	(49)	(24)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.600	08/17/2022	6,200	(15)	(11)
CBK	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200	07/20/2022	8,500	(13)	(6)
DUB	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	08/17/2022	21,200	(40)	(24)
GST	Call - OTC CDX.IG-38 5-Year Index		Buy	0.700	08/17/2022	6,900	(7)	(1)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.300	08/17/2022	22,800	(51)	(36)
JPM	Put - OTC CDX.HY-38 5-Year Index		Sell	95.000	08/17/2022	4,300	(52)	(66)
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.250	07/20/2022	7,900	(13)	(4)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	08/17/2022	18,300	(42)	(25)

							$(411)	$(282)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index		Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151		Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	$(1,429)	$(452)
JPM	Cap - OTC CPURNSA	234.781		Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	25,800	(179)	(2)

							$(1,608)	$(454)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	26,900	$0	$(5,885)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	35,210	(874)	(7,711)
BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558	02/02/2023	35,200	(805)	(88)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	17,190	(421)	(3,764)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	69,200	(1,713)	(294)
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	3,800	(15)	0
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	3,800	(15)	(76)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	98,800	(1,245)	(4,060)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	55,200	(1,090)	(936)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	73,800	(2,042)	(284)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	35,100	(820)	(90)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	25,800	(626)	(5,645)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	201,300	(2,657)	(8,499)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	156,400	(3,410)	(2,900)

							$(15,733)	$(40,232)

OPTIONS ON INDICES
Counterparty	Description			Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC GOLDLNPM Index			2,500.000	03/28/2023	4	$(252)	$(74)
MYC	Call - OTC BCOMTR Index			125.925	12/16/2022	1,019	(2,259)	(4,955)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

Call - OTC BCOMTR Index	130.560	02/08/2023	87	(154)	(396)
UAG	Call - OTC BCOMTR Index	119.900	01/20/2023	80	(299)	(608)
Put - OTC BCOMTR Index	105.000	03/16/2023	152	(445)	(746)

$(3,409)	$(6,779)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	$99.141	09/07/2022	3,500	$(13)	$(23)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.156	09/07/2022	6,800	(24)	(45)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	13,500	(51)	(113)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	101.141	09/07/2022	3,500	(9)	(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	96.906	08/04/2022	2,900	(14)	(37)

$(111)	$(232)

Total Written Options	$(21,853)	$(48,936)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Pay	MEHCO CAL21	$0.750	Maturity	12/31/2022	6,000	$0	$7	$7	$0
DUB	Receive	GOLDLNPM Index	1,850.900	Maturity	11/28/2022	1,100	0	(28)	0	(28)
GST	Receive	EURMARGIN CAL23	7.940	Maturity	12/31/2023	20,400	0	210	210	0
Receive	GOLDLNPM Index	1,978.000	Maturity	03/28/2023	796	0	(103)	0	(103)
Pay	LLSMEH 2H22	1.000	Maturity	12/31/2022	6,600	0	4	4	0
Pay	LLSMEH CAL22	1.000	Maturity	12/31/2022	3,600	0	2	2	0
Receive	QSCOCAL 4Q22 «	21.900	Maturity	12/31/2022	15,900	0	309	309	0
JPM	Receive	EURMARGIN CAL23	8.030	Maturity	12/31/2023	27,600	2	279	281	0
Pay	LLSCO CAL22	0.070	Maturity	12/31/2022	8,250	0	14	14	0
Pay	MEHCO CAL21	0.225	Maturity	09/30/2022	25,500	(5)	36	31	0
Pay	MEHCO CAL21	0.750	Maturity	12/31/2022	7,800	0	9	9	0
Receive	MEHCO CAL22	2.820	Maturity	12/31/2022	12,600	0	11	11	0
Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	15,000	0	6	6	0
MAC	Receive	LLSCO CAL22	2.800	Maturity	12/31/2022	4,200	1	4	5	0
Pay	MEHCO CAL21	0.250	Maturity	09/30/2022	9,900	(1)	15	14	0
Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	2,400	0	1	1	0
MEI	Receive	GOLDLNPM Index	1,892.000	Maturity	11/28/2022	1,300	0	(86)	0	(86)
MYC	Receive	EURMARGIN CAL23	8.000	Maturity	12/31/2023	18,000	0	184	184	0
Receive	LLSCO CAL22	2.500	Maturity	12/31/2022	4,200	0	4	4	0
Receive	LLSCO CAL22	2.100	Maturity	12/31/2022	12,600	0	6	6	0
Receive	MEHCO CAL21	1.518	Maturity	12/31/2022	42,000	0	(17)	0	(17)
Pay	QSCOCAL 4Q22	30.000	Maturity	12/31/2022	6,300	0	(69)	0	(69)
Receive	TTFNBP 2Q3Q22	GBP	1.440	Maturity	09/30/2022	276,000	0	227	227	0

$(3)	$1,025	$1,325	$(303)

TOTAL RETURN SWAPS ON COMMODITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive(4)	EMSMF Index «	N/A	0.250%	Maturity	12/19/2022	EUR	50,000	$0	$157	$157	$0
Receive(4)	EMSMF Index «	N/A	0.252%	Maturity	12/19/2022	100,000	0	323	323	0
Receive(4)	EMSMF Index «	N/A	2.230%	Maturity	12/18/2023	42,857	0	(1)	0	(1)
Receive(4)	EMSMF Index «	N/A	2.245%	Maturity	12/18/2023	21,428	0	0	0	0
Receive(4)	EMSMF Index «	N/A	2.550%	Quarterly	12/18/2023	21,429	0	0	0	0
Receive(4)	EMSMF Index «	N/A	2.572%	Maturity	12/18/2023	21,429	0	0	0	0
Receive(4)	EMSMF Index «	N/A	2.875%	Quarterly	12/18/2023	21,429	0	0	0	0
Receive	BCOMF1NTC Index	159,133	0.120%	Monthly	02/15/2023	$20,452	0	(27)	0	(27)
Receive	BCOMF1TC Index	4,840,328	1.890% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	584,827	0	(56,812)	0	(56,812)
Receive	BCOMTR Index	5,799,397	1.870% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	1,607,753	0	(154,151)	0	(154,151)
CBK	Receive	BCOMTR Index	225,165	1.870% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	62,422	0	(5,985)	0	(5,985)
Receive	CIXBSTR3 Index	692,892	1.900% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	212,273	0	(20,325)	0	(20,325)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

CIB	Receive	BCOMTR Index	401,090	1.870% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	111,193	0	(10,661)	0	(10,661)
	Receive	PIMCODB Index	721,305	0.000%	Monthly	02/15/2023	152,622	0	(15,362)	0	(15,362)
FBF	Receive	BCOMTR Index	1,377,337	1.850% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	381,836	0	(36,607)	0	(36,607)
GST	Receive	BCOMF1TC Index	1,136,646	1.890% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	508,835	0	(49,430)	0	(49,430)
	Receive	BCOMTR Index	3,366,926	1.880% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	933,405	(4,090)	(85,408)	0	(89,498)
	Receive	BCOMTR1 Index	1,416,121	1.890% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	439,193	0	(42,113)	0	(42,113)
	Receive	BCOMTR2 Index	1,145,835	1.890% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	323,280	0	(30,987)	0	(30,987)
	Receive	CMDSKEWLS Index	124,170	0.250%	Monthly	02/15/2023	34,574	0	(2,815)	0	(2,815)
JPM	Receive	BCOMTR Index	5,726,635	1.880% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	1,587,582	0	(152,190)	0	(152,190)
	Receive	JMABNIC5 Index	1,009,208	0.000%	Monthly	02/15/2023	195,574	0	(10,796)	0	(10,796)
	Receive(4)	EMSMF Index «	N/A	0.900%	Maturity	12/28/2023	171,459	0	503	503	0
MAC	Receive	BCOMTR Index	535,394	1.880% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	148,426	0	(14,232)	0	(14,232)
	Receive	BCOMTR1 Index	1,215,042	1.880% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	168,530	0	(16,159)	0	(16,159)
	Receive	BCOMTR2 Index	1,994,812	1.880% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	298,210	0	(28,551)	0	(28,551)
	Receive	PIMCODB Index	188,839	0.000%	Monthly	02/15/2023	38,793	0	(3,836)	0	(3,836)
MEI	Receive	BCOMTR Index	1,345,370	1.870% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	372,974	0	(35,761)	0	(35,761)
	Receive	BCOMTR1 Index	1,043,828	1.870% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	239,929	0	(23,004)	0	(23,004)
	Receive	BCOMTR2 Index	658,442	1.870% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	137,344	0	(13,157)	0	(13,157)
MYC	Receive	BCOMTR Index	264,262	0.000%	Maturity	12/16/2022	28,936	694	1,301	1,995	0
	Receive	BCOMTR Index	271,679	0.000%	Maturity	02/08/2023	29,588	4,501	(2,289)	2,212	0
	Receive	BCOMTR Index	526,687	1.860% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	146,012	0	(13,999)	0	(13,999)
	Receive	BCOMTR1 Index	193,729	1.900% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	158,285	0	(15,178)	0	(15,178)
RBC	Receive	RBCAEC0T Index	838,405	1.850% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	79,047	0	(7,579)	0	(7,579)
	Receive	RBCAECR1 Index	303,641	1.860% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	39,635	0	(3,802)	0	(3,802)
	Receive	RBCAECT0 Index	4,309,621	1.850% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	399,410	0	(38,297)	0	(38,297)
SOG	Receive	BCOMTR Index	1,991,254	1.870% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	552,031	0	(52,929)	0	(52,929)
UAG	Receive	BCOMTR Index	119,778	0.000%	Maturity	01/20/2023	13,088	1,743	(811)	932	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

	Receive	BCOMTR Index	300,310	1.880% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	83,254	0	(7,983)	0	(7,983)
	Pay	BCOMTR Index	27,432	0.000%	Maturity	03/16/2023	3,388	0	177	177	0

								$2,848	$(948,776)	$6,299	$(952,227)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	United States Treasury Inflation Indexed Bonds	0	0.870%	Maturity	07/11/2022	$150,000	$0	$(3,657)	$0	$(3,657)
GLM	Receive	United States Treasury Inflation Indexed Bonds	0	1.250%	Maturity	07/19/2022	48,100	0	(1,166)	0	(1,166)
MYC	Receive	United States Treasury Inflation Indexed Bonds	0	1.510%	Maturity	08/19/2022	325,000	0	(2,408)	0	(2,408)
	Receive	United States Treasury Inflation Indexed Bonds	0	0.850%	Maturity	08/22/2022	450,000	0	(6,442)	0	(6,442)
	Receive	United States Treasury Inflation Indexed Bonds	0	0.820%	Maturity	09/07/2022	203,000	0	(3,840)	0	(3,840)
	Receive	United States Treasury Inflation Indexed Bonds	0	1.520%	Maturity	01/20/2023	400,000	0	(2,419)	0	(2,419)

								$0	$(19,932)	$0	$(19,932)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	SLV versus RLND 1-Year ATM Realized Volatility		31.750%	Maturity	06/16/2023	$57	$0	$1	$1	$0
JPM	Pay	GOLDLNPM Index(5)		6.970	Maturity	08/02/2024	601	0	13	13	0
	Pay	GOLDLNPM Index(5)		6.325	Maturity	04/10/2026	66,938	0	731	731	0
UAG	Pay	GOLDLNPM Index(5)		5.153	Maturity	12/05/2022	1,674	0	40	40	0

								$0	$785	$785	$0

Total Swap Agreements								$2,845	$(966,898)	$8,409	$(972,462)

(m)

Securities with an aggregate market value of $588,509 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)						Notional Amount represents the number of contracts.
(2)						Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)						Exercise level and final premium determined on a future date, based upon implied volatility parameters.
(4)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(5)						Variance Swap.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$358,499	$0		$358,499
Industrials						0	2,849	0		2,849
Utilities						0	496	0		496
U.S. Government Agencies						0	302,711	0		302,711
U.S. Treasury Obligations						0	8,284,659	0		8,284,659
Non-Agency Mortgage-Backed Securities						0	87,854	0		87,854
Asset-Backed Securities						0	1,024,786	0		1,024,786
Sovereign Issues						0	723,751	0		723,751
Preferred Securities
Banking & Finance						0	3,576	0		3,576
Short-Term Instruments
Repurchase Agreements						0	1,353,844	0		1,353,844
Argentina Treasury Bills						0	1,892	0		1,892
U.S. Treasury Bills						0	439,000	0		439,000
U.S. Treasury Cash Management Bills						0	264,349	0		264,349

						$0	$12,848,266	$0		$12,848,266
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$511	$0	$0		$511

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2022 (Unaudited)

Total Investments	$511	$12,848,266	$0	$12,848,777

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,924)	$0	$(1,924)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	46,554	8,704	0	55,258
Over the counter	0	89,561	1,498	91,059

	$46,554	$98,265	$1,498	$146,317
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(57,695)	(15,593)	0	(73,288)
Over the counter	0	(1,034,462)	(481)	(1,034,943)

	$(57,695)	$(1,050,055)	$(481)	$(1,108,231)

Total Financial Derivative Instruments	$(11,141)	$(951,790)	$1,017	$(961,914)

Totals	$(10,630)	$11,894,552	$1,017	$11,884,939

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Credit Opportunities Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 12.1%
AAdvantage Loyalty IP Ltd. 5.813% (LIBOR03M + 4.750%) due 04/20/2028 ~		$1,100	$1,054
Advantage Sales & Marketing, Inc. 6.166% (LIBOR01M + 4.500%) due 10/28/2027 ~		787	725
AllSpring Buyer LLC 5.563% (LIBOR03M + 3.250%) due 11/01/2028 ~		177	170
Arches Buyer, Inc. 4.916% (LIBOR01M + 3.250%) due 12/06/2027 ~		342	312
Avolon TLB Borrower 1 (U.S.) LLC 3.845% (LIBOR01M + 2.250%) due 12/01/2027 ~		591	563
Buckeye Partners LP 3.916% (LIBOR01M + 2.250%) due 11/01/2026 ~		3,176	3,047
Caesars Resort Collection LLC 4.416% (LIBOR01M + 2.750%) due 12/23/2024 ~		789	762
Calpine Corp. 4.170% (LIBOR01M + 2.500%) due 12/16/2027 ~		1,364	1,300
Carnival Corp. 6.127% (LIBOR06M + 3.250%) due 10/18/2028 «~		199	179
Castlelake Aviation Ltd. 4.579% (LIBOR03M + 2.750%) due 10/22/2026 ~		258	247
CDK Global, Inc. TBD% due 07/06/2029 «		100	97
Chobani LLC 5.166% (LIBOR01M + 3.500%) due 10/25/2027 ~		884	808
Clear Channel Outdoor Holdings, Inc. 4.739% (LIBOR03M + 3.500%) due 08/21/2026 ~		1,579	1,360
CommScope, Inc. 4.916% (LIBOR01M + 3.250%) due 04/06/2026 ~		3,904	3,526
Cornerstone Building Brands, Inc. 4.574% - 4.971% (LIBOR01M + 3.250%) due 04/12/2028 ~		420	350
Coty, Inc. 3.410% (LIBOR01M + 2.250%) due 04/07/2025 ~		219	209
Crown Finance US, Inc. 7.000% (LIBOR03M + 7.000%) due 05/23/2024 ~		20	23
Dun & Bradstreet Corp. 4.874% (LIBOR01M + 3.250%) due 02/06/2026 ~		1,179	1,116
Foundation Building Materials Holding Co. LLC 3.750% - 4.825% (LIBOR03M + 3.250%) due 01/31/2028 ~		209	188
Grinding Media, Inc. 4.796% (LIBOR03M + 4.000%) due 10/12/2028 «~		198	182
Ingram Micro, Inc. 5.750% (LIBOR03M + 3.500%) due 06/30/2028 ~		891	844
Instant Brands Holdings, Inc. 6.400% - 7.076% (LIBOR03M + 5.000%) due 04/12/2028 ~		833	669
Intelsat Jackson Holdings SA 4.920% due 02/01/2029		20	18
IQVIA, Inc. 2.000% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	1,000	1,008
IRB Holding Corp.
4.238% due 12/15/2027		$593	565
4.416% (LIBOR01M + 2.750%) due 02/05/2025 ~		880	837
Parexel International Corp. 4.883% (LIBOR01M + 3.250%) due 11/15/2028 ~		2,195	2,073
Polaris Newco LLC 5.239% - 5.666% (LIBOR01M + 4.000%) due 06/02/2028 ~		100	92
Rackspace Technology Global, Inc. 4.160% (LIBOR03M + 2.750%) due 02/15/2028 ~		1,188	1,089
RegionalCare Hospital Partners Holdings, Inc. 5.416% (LIBOR01M + 3.750%) due 11/16/2025 ~		3,450	3,227
Scientific Games Holdings LP 4.175% due 04/04/2029		400	371
SkyMiles IP Ltd. 4.813% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,000	993
Sotera Health Holdings LLC 4.416% (LIBOR01M + 2.750%) due 12/11/2026 ~		3,100	2,953
Spirit Aerosystems, Inc. 5.416% (LIBOR01M + 3.750%) due 01/15/2025 ~		1,588	1,549
Tempo Acquisition LLC 4.525% due 08/31/2028		199	188
Trans Union LLC 3.916% (LIBOR01M + 2.250%) due 12/01/2028 ~		173	166
TransDigm, Inc.
3.916% (LIBOR01M + 2.250%) due 08/22/2024 ~		199	192

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.916% (LIBOR03M + 2.250%) due 05/30/2025 ~		1,694	1,614
United Airlines, Inc. 5.150% - 5.392% (LIBOR01M + 3.750%) due 04/21/2028 ~		1,580	1,471
USI, Inc.
5.250% (LIBOR03M + 3.000%) due 05/16/2024 ~		2,210	2,120
5.500% (LIBOR03M + 3.250%) due 12/02/2026 ~		488	463
Viad Corp. 6.666% (LIBOR01M + 5.000%) due 07/30/2028 «~		298	280

Total Loan Participations and Assignments (Cost $41,390)			39,000

CORPORATE BONDS & NOTES 37.3%
BANKING & FINANCE 11.6%
Alleghany Corp. 3.250% due 08/15/2051		575	419
American Assets Trust LP 3.375% due 02/01/2031		400	343
American Homes 4 Rent LP 3.375% due 07/15/2051		1,800	1,247
American Tower Corp. 2.950% due 01/15/2051		3,775	2,564
Antares Holdings LP 3.750% due 07/15/2027		250	210
Aviation Capital Group LLC 3.500% due 11/01/2027		1,200	1,060
Banca Monte dei Paschi di Siena SpA 2.625% due 04/28/2025	EUR	1,500	1,396
Banco BTG Pactual SA 2.750% due 01/11/2026		$300	267
Bank of America Corp. 3.384% due 04/02/2026 •		500	485
BGC Partners, Inc. 4.375% due 12/15/2025		100	98
Brown & Brown, Inc. 4.950% due 03/17/2052		600	528
Crown Castle International Corp. 2.250% due 01/15/2031		1,000	812
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		1,300	1,231
Equinix, Inc. 3.000% due 07/15/2050		1,500	1,030
Flourish Century 6.600% due 02/04/2049 ^«(b)(i)		800	88
Ford Motor Credit Co. LLC 4.950% due 05/28/2027		1,300	1,210
Global Atlantic Fin Co. 3.125% due 06/15/2031		900	717
GLP Capital LP 4.000% due 01/15/2030		3,400	2,983
Goodman U.S. Finance Four LLC 4.625% due 05/04/2032		50	49
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		1,884	1,883
Host Hotels & Resorts LP
3.375% due 12/15/2029		200	169
3.500% due 09/15/2030		1,300	1,112
HSBC Holdings PLC 4.600% due 12/17/2030 •(g)(h)		900	694
Intercontinental Exchange, Inc.
3.000% due 09/15/2060		2,550	1,726
4.600% due 03/15/2033		300	299
Intesa Sanpaolo SpA 4.950% due 06/01/2042 •		600	406
Kaisa Group Holdings Ltd. 9.750% due 09/28/2023 ^(b)		500	69
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	900	915
Midcap Financial Issuer Trust 6.500% due 05/01/2028		$900	777
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	100	117
4.625% due 08/01/2029		$800	704
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/2030		1,800	1,348
PennyMac Financial Services, Inc. 5.750% due 09/15/2031		900	673
RLJ Lodging Trust LP 3.750% due 07/01/2026		750	651
SBA Communications Corp. 3.125% due 02/01/2029		1,000	821
Seazen Group Ltd. 6.000% due 08/12/2024		1,100	660
Sitka Holdings LLC 6.750% due 07/06/2026 •		450	436

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2022 (Unaudited)

VICI Properties LP 3.875% due 02/15/2029		4,250	3,664
Wells Fargo & Co. 3.526% due 03/24/2028 •		200	190
Weyerhaeuser Co.
4.000% due 03/09/2052		3,025	2,505
7.375% due 03/15/2032		142	164
Willis North America, Inc. 4.650% due 06/15/2027		700	689
Yango Justice International Ltd.
7.500% due 04/15/2024 ^(b)		700	56
8.250% due 11/25/2023 ^(b)		200	14
9.250% due 04/15/2023 ^(b)		600	48

			37,527

INDUSTRIALS 23.3%
Adevinta ASA 2.625% due 11/15/2025	EUR	400	376
Air Canada 3.875% due 08/15/2026		$180	153
Altice France SA 2.125% due 02/15/2025	EUR	600	545
American Airlines, Inc. 5.750% due 04/20/2029		$300	257
B.C. Unlimited Liability Co. 3.875% due 01/15/2028		800	696
Baxter International, Inc. 3.132% due 12/01/2051		2,375	1,722
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (a)		2,000	1,233
Boeing Co.
3.950% due 08/01/2059		2,350	1,585
5.705% due 05/01/2040		800	748
5.805% due 05/01/2050		500	460
5.930% due 05/01/2060		500	456
Bombardier, Inc. 7.125% due 06/15/2026		1,000	828
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		450	399
4.000% due 07/01/2029		550	480
Broadcom, Inc. 3.187% due 11/15/2036		15	11
Canadian Pacific Railway Co. 3.100% due 12/02/2051		1,100	812
CCO Holdings LLC 4.500% due 06/01/2033		1,000	790
Cellnex Finance Co. SA 1.500% due 06/08/2028	EUR	900	739
CF Industries, Inc. 5.375% due 03/15/2044		$1,000	934
Charter Communications Operating LLC 3.950% due 06/30/2062		1,200	804
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		341	342
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 «(a)		799	590
CSN Resources SA
4.625% due 06/10/2031		900	640
5.875% due 04/08/2032		800	610
DAE Funding LLC 1.550% due 08/01/2024		1,800	1,687
DCP Midstream Operating LP 3.250% due 02/15/2032		700	550
Delta Air Lines, Inc. 4.500% due 10/20/2025		200	194
Diamond Sports Group LLC
5.375% due 08/15/2026		700	176
6.625% due 08/15/2027		1,200	150
DirecTV Financing LLC 5.875% due 08/15/2027		500	428
DISH DBS Corp. 5.750% due 12/01/2028		700	520
DT Midstream, Inc. 4.125% due 06/15/2029		600	510
Embecta Corp. 5.000% due 02/15/2030		200	168
Energy Transfer LP 5.000% due 05/15/2044		1,100	920
EQM Midstream Partners LP 7.500% due 06/01/2030		100	96
EQT Corp. 5.000% due 01/15/2029		900	873
Esercizi Aeroportuali SEA SpA 3.500% due 10/09/2025	EUR	800	840

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Expedia Group, Inc. 3.250% due 02/15/2030		$1,300	1,085
Fortune Brands Home & Security, Inc. 4.000% due 03/25/2032		100	89
Freeport-McMoRan, Inc. 5.250% due 09/01/2029		1,825	1,746
Frontier Communications Holdings LLC 8.750% due 05/15/2030		600	608
HCA, Inc.
3.500% due 09/01/2030		1,000	854
4.625% due 03/15/2052		1,975	1,583
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		200	153
5.000% due 06/01/2029		700	568
Hyatt Hotels Corp. 4.375% due 09/15/2028		400	378
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (a)	EUR	500	458
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026		600	531
Innophos Holdings, Inc. 9.375% due 02/15/2028		$400	365
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		70	58
John Lewis PLC 4.250% due 12/18/2034	GBP	700	648
Kansas City Southern 3.500% due 05/01/2050		$1,100	861
Las Vegas Sands Corp. 3.900% due 08/08/2029		400	327
Leidos, Inc. 2.300% due 02/15/2031		1,000	798
Lindblad Expeditions LLC 6.750% due 02/15/2027		200	172
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		1,100	951
Magallanes, Inc. 5.141% due 03/15/2052		2,150	1,807
Manitowoc Co., Inc. 9.000% due 04/01/2026		900	839
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	2,100	1,754
Marriott International, Inc. 4.625% due 06/15/2030		$159	153
MGM China Holdings Ltd. 5.250% due 06/18/2025		900	691
Mileage Plus Holdings LLC 6.500% due 06/20/2027		100	99
Moody's Corp. 3.100% due 11/29/2061		1,200	826
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		800	714
NCL Corp. Ltd. 5.875% due 02/15/2027		600	514
Netflix, Inc. 5.375% due 11/15/2029		875	828
Newell Brands, Inc. 4.450% due 04/01/2026		950	908
NXP BV
3.250% due 05/11/2041		2,300	1,735
4.400% due 06/01/2027		100	98
Park River Holdings, Inc. 5.625% due 02/01/2029		2,650	1,655
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		500	447
Petroleos Mexicanos 6.700% due 02/16/2032		100	76
PGT Innovations, Inc. 4.375% due 10/01/2029		900	711
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		1,000	857
Prosus NV 3.832% due 02/08/2051		700	423
Rolls-Royce PLC 3.625% due 10/14/2025		300	268
Royal Caribbean Cruises Ltd. 10.875% due 06/01/2023		1,000	1,006
Sands China Ltd.
3.800% due 01/08/2026		200	161
5.400% due 08/08/2028		3,300	2,550
Santos Finance Ltd. 3.649% due 04/29/2031		3,200	2,718
Spirit AeroSystems, Inc. 7.500% due 04/15/2025		2,400	2,236
Station Casinos LLC 4.625% due 12/01/2031		600	469

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Studio City Finance Ltd.
5.000% due 01/15/2029		1,600	829
6.000% due 07/15/2025		300	190
Sysco Corp. 3.150% due 12/14/2051		1,100	789
T-Mobile USA, Inc.
2.625% due 04/15/2026		1,025	932
3.600% due 11/15/2060		2,300	1,692
Take-Two Interactive Software, Inc. 4.000% due 04/14/2032		900	846
Time Warner Entertainment Co. LP 8.375% due 07/15/2033		200	232
Travel & Leisure Co.
6.000% due 04/01/2027		900	817
6.625% due 07/31/2026		200	190
Triumph Group, Inc. 8.875% due 06/01/2024		2,555	2,577
United Airlines, Inc.
4.375% due 04/15/2026		400	354
4.625% due 04/15/2029		300	255
Viking Cruises Ltd. 13.000% due 05/15/2025		900	924
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		200	158
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(b)		900	45
Vmed O2 U.K. Financing PLC 3.250% due 01/31/2031	EUR	1,175	953
White Cap Buyer LLC 6.875% due 10/15/2028		$200	160
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (a)		1,900	1,585
Wynn Macau Ltd.
5.125% due 12/15/2029		900	560
5.500% due 10/01/2027		1,200	778
5.625% due 08/26/2028		300	186

			75,150

UTILITIES 2.4%
AES Corp. 2.450% due 01/15/2031		1,000	805
Clearway Energy Operating LLC 3.750% due 02/15/2031		575	465
Duke Energy Florida LLC 3.400% due 10/01/2046		808	638
FirstEnergy Transmission LLC 4.350% due 01/15/2025		950	936
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		1,500	450
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		82	79
Pacific Gas & Electric Co.
2.500% due 02/01/2031		400	306
3.150% due 01/01/2026		1,100	1,009
3.950% due 12/01/2047		1,200	833
4.550% due 07/01/2030		400	356
Rio Oil Finance Trust 8.200% due 04/06/2028		720	749
Southern California Edison Co. 3.650% due 02/01/2050		1,100	843
Sprint Corp.
7.125% due 06/15/2024		100	103
7.875% due 09/15/2023		200	207

			7,779

Total Corporate Bonds & Notes (Cost $143,850)			120,456

U.S. GOVERNMENT AGENCIES 1.4%
Freddie Mac 5.992% due 11/25/2055 «~		369	226
Ginnie Mae, TBA
2.000% due 07/01/2052		500	444
2.500% due 07/01/2052		1,100	1,007
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2052		300	260
2.500% due 08/01/2052		100	90
3.000% due 08/01/2052		200	186
4.000% due 07/01/2052		2,300	2,269

Total U.S. Government Agencies (Cost $4,549)			4,482

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Notes
2.500% due 04/30/2024		1,900	1,883

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2022 (Unaudited)

2.750% due 04/30/2027	2,100	2,072
2.875% due 05/15/2032	2,000	1,978

Total U.S. Treasury Obligations (Cost $5,980)		5,933

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
American Home Mortgage Investment Trust 3.836% due 11/25/2045 ^•	36	19
Banc of America Funding Trust
2.883% due 09/20/2047 ^~	380	322
7.000% due 10/25/2037 ^	144	106
Banc of America Mortgage Trust 2.876% due 10/25/2035 ~	602	560
BCAP LLC Trust
2.064% due 05/25/2047 ^•	119	116
6.000% due 07/26/2037 ~	226	201
Bear Stearns ALT-A Trust 2.985% due 04/25/2037 ~	347	272
Chase Mortgage Finance Trust 3.109% due 09/25/2036 ^~	66	59
Citigroup Mortgage Loan Trust 6.000% due 11/25/2036	28	27
Countrywide Alternative Loan Trust
1.802% due 09/20/2046 •	112	108
1.924% (US0001M + 0.300%) due 06/25/2035 ^~	300	215
2.004% due 07/25/2046 ^•	108	103
2.004% due 09/25/2046 ^•	285	271
2.024% due 04/25/2035 ^•	294	241
2.244% (US0001M + 0.620%) due 11/25/2035 ~	111	100
2.924% due 10/25/2035 ^•	159	119
5.750% due 07/25/2035 ^	98	70
6.000% due 08/25/2036 ^•	229	155
6.000% due 05/25/2037 ^	610	330
Countrywide Home Loan Mortgage Pass-Through Trust
2.733% due 09/25/2037 ^~	124	115
5.750% due 07/25/2037 ^	89	53
6.000% due 10/25/2034	5	4
Credit Suisse Mortgage Capital Certificates 2.476% due 12/29/2037 ~	4,358	3,116
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 07/25/2036	646	388
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.724% (US0001M + 0.100%) due 08/25/2037 ^~	240	196
1.774% (US0001M + 0.150%) due 02/25/2047 ~	1,869	1,199
First Horizon Alternative Mortgage Securities Trust
2.949% due 08/25/2035 ^~	73	66
6.000% due 05/25/2036 ^	7	4
Impac Secured Assets Trust 1.924% due 11/25/2036 •	165	161
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037 ^	252	133
IndyMac INDX Mortgage Loan Trust
1.874% due 02/25/2037 •	245	170
2.916% due 11/25/2035 ^~	283	259
2.941% due 05/25/2037 ^~	106	95
MASTR Adjustable Rate Mortgages Trust 4.749% due 11/25/2034 ~	70	68
Merrill Lynch Alternative Note Asset Trust 1.844% due 03/25/2037 •	1,894	592
Morgan Stanley Mortgage Loan Trust 2.789% due 11/25/2037 ~	274	216
Residential Accredit Loans, Inc. Trust
1.974% due 08/25/2035 ^•	408	344
3.537% due 12/26/2034 ^~	236	104
3.564% due 07/25/2035 ~	22	21
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 10/25/2036 ^	14	13
WaMu Mortgage Pass-Through Certificates Trust
1.473% (COF 11 + 1.250%) due 07/25/2047 ^~	59	52
2.713% due 12/25/2036 ^~	110	102

Total Non-Agency Mortgage-Backed Securities (Cost $11,566)		10,865

ASSET-BACKED SECURITIES 5.1%
ACE Securities Corp. Home Equity Loan Trust 2.449% due 12/25/2045 ^•	603	502
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.084% (US0001M + 0.460%) due 01/25/2036 ~	435	409
Asset-Backed Funding Certificates Trust
2.624% (US0001M + 1.000%) due 06/25/2037 ~	307	260
2.674% due 03/25/2034 ^•	475	456
Bear Stearns Asset-Backed Securities Trust
1.964% due 05/25/2036 ^•	77	77
1.974% due 12/25/2035 ^•	276	154
3.424% due 07/25/2034 •	94	87

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Citigroup Mortgage Loan Trust 1.784% due 12/25/2036 •		982	566
GSAMP Trust
1.744% due 12/25/2036 •		440	233
1.854% (US0001M + 0.230%) due 12/25/2046 ~		377	201
HSI Asset Securitization Corp. Trust 2.404% due 11/25/2035 •		849	818
Lehman XS Trust 1.934% due 03/25/2037 •		825	741
MASTR Asset-Backed Securities Trust
1.844% (US0001M + 0.220%) due 08/25/2036 ~		524	224
1.924% (US0001M + 0.300%) due 08/25/2036 ~		1,186	508
Morgan Stanley ABS Capital, Inc. Trust
1.754% due 01/25/2037 •		3,508	1,627
1.764% due 10/25/2036 •		672	342
1.774% due 10/25/2036 •		1,709	963
1.774% due 12/25/2036 •		98	54
1.854% due 09/25/2036 •		734	348
1.924% (US0001M + 0.300%) due 06/25/2036 ~		161	141
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 ^þ		1,079	476
New Century Home Equity Loan Trust 4.624% (US0001M + 3.000%) due 01/25/2033 ^~		71	62
People's Financial Realty Mortgage Securities Trust 1.764% due 09/25/2036 •		3,624	1,153
Renaissance Home Equity Loan Trust 5.879% due 06/25/2037 ^þ		2,099	715
Residential Asset Mortgage Products Trust 2.084% (US0001M + 0.460%) due 12/25/2035 ~		1,114	975
Residential Asset Securities Corp. Trust 2.504% (US0001M + 0.880%) due 08/25/2034 ~		199	190
Securitized Asset-Backed Receivables LLC Trust
2.124% due 03/25/2036 •		1,296	850
2.124% due 05/25/2036 •		807	474
SG Mortgage Securities Trust 1.984% due 02/25/2036 •		1,051	630
Structured Asset Investment Loan Trust
2.749% (US0001M + 1.125%) due 01/25/2035 ~		1,024	920
3.004% (US0001M + 1.380%) due 04/25/2033 ~		35	34
3.199% due 01/25/2035 •		1,102	886
3.349% (US0001M + 1.725%) due 01/25/2035 ^~		855	273

Total Asset-Backed Securities (Cost $16,803)			16,349

SOVEREIGN ISSUES 2.7%
Argentina Government International Bond
0.500% due 07/09/2030 þ		233	49
1.000% due 07/09/2029		29	7
1.125% due 07/09/2035 þ		153	32
2.500% due 07/09/2041 þ		1,800	468
Australia Government International Bond 1.000% due 11/21/2031	AUD	900	491
Peru Government International Bond
5.940% due 02/12/2029	PEN	200	48
6.350% due 08/12/2028		8,500	2,093
6.950% due 08/12/2031		2,100	521
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	78,100	5,084

Total Sovereign Issues (Cost $11,047)			8,793

		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
Constellation Oil 'B' «(c)(i)		904,655	98

FINANCIALS 0.0%
Intelsat SA «(c)(i)		935	26

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(c)		304,919	0

Total Common Stocks (Cost $719)			124

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(c)		97	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Rights (Cost $0)			0

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(i)		1	0

FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «		1,461	0
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		97	1

			1

INDUSTRIALS 0.0%
Cineworld Group PLC - Exp. 11/23/2025 «(i)		5,979	1

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024		34,977	9

Total Warrants (Cost $284)			11

SHORT-TERM INSTRUMENTS 31.3%
REPURCHASE AGREEMENTS (j) 17.2%			55,608

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (e)(f)	ARS	24,400	82

U.S. TREASURY BILLS 11.9%
0.688% due 07/19/2022 - 07/26/2022 (d)(e)(n)		$38,400	38,380

U.S. TREASURY CASH MANAGEMENT BILLS 2.2%
1.323% due 08/23/2022 - 10/04/2022 (d)(e)(l)(n)		7,000	6,972

Total Short-Term Instruments (Cost $101,085)			101,042

Total Investments in Securities (Cost $337,273)			307,055

		SHARES
INVESTMENTS IN AFFILIATES 4.7%
SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III		1,561,517	15,153

Total Short-Term Instruments (Cost $15,331)			15,153

Total Investments in Affiliates (Cost $15,331)			15,153

Total Investments 99.8% (Cost $352,604)			$322,208
Financial Derivative Instruments (k)(m) (0.3)%(Cost or Premiums, net $(3,256))			(1,125)
Other Assets and Liabilities, net 0.5%			1,811

Net Assets 100.0%			$322,894

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Payment in-kind security.
(b)							Security is not accruing income as of the date of this report.
(c)							Security did not produce income within the last twelve months.
(d)							Coupon represents a weighted average yield to maturity.
(e)							Zero coupon security.
(f)							Coupon represents a yield to maturity.
(g)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)							Contingent convertible security.
(i)							RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Cineworld Group PLC - Exp. 11/23/2025					12/21/2020		$0	$1	0.00%
Constellation Oil 'B'					06/10/2022		98	98	0.03
Constellation Oil Class 'D' - Exp. 06/10/2071					06/10/2022		0	0	0.00
Flourish Century6.600% due 02/04/2049					08/25/2021		788	88	0.03
Intelsat SA					11/12/2019		85	26	0.01

							$971	$213	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	1.400%	06/28/2022	07/13/2022	$1,209	Deere & Co. 3.900% due 06/09/2042		$(3)	$1,209	$1,209
FICC	0.400	06/30/2022	07/01/2022	2,599	U.S. Treasury Notes 3.000% due 06/30/2024		(2,651)	2,599	2,599
MBC	1.490	06/30/2022	07/01/2022	51,800	U.S. Treasury Notes 0.750% - 1.500% due 12/31/2023 - 02/29/2024		(53,472)	51,800	51,802

Total Repurchase Agreements							$(56,126)	$55,608	$55,610

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

Corporate Bonds & Notes (0.4)%
Industrials (0.4)%
Deere & Co.					3.900%	06/09/2042	$1,300	$(1,433)	$(1,226)

Total Short Sales (0.4)%								$(1,433)	$(1,226)

(1)							Includes accrued interest.
(2)							Payable for short sales includes $3 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(7) at a weighted average interest rate of 0.330%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2022	204	$22,899	$(74)	$143	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	1	$(156)	$5	$0	$(4)
U.S. Treasury 2-Year Note September Futures	09/2022	142	(29,822)	151	0	(80)
U.S. Treasury 10-Year Note September Futures	09/2022	61	(7,230)	42	0	(62)
U.S. Treasury 10-Year Ultra September Futures	09/2022	67	(8,534)	62	0	(89)
U.S. Treasury 30-Year Bond September Futures	09/2022	120	(16,635)	96	0	(202)

$356	$0	$(437)

Total Futures Contracts	$282	$143	$(437)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Anheuser-Busch InBev	(1.000)%	Quarterly	12/20/2023	0.573%	EUR	3,300	$(69)	$46	$(23)	$3	$0
AutoZone, Inc.	(1.000)	Quarterly	06/20/2024	0.267	$4,400	(118)	54	(64)	0	(1)
Bath Body Works, Inc.	(1.000)	Quarterly	12/20/2023	3.615	1,050	81	(120)	(39)	0	(70)
ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.435	300	0	(4)	(4)	0	0
Johnson Controls International PLC	(1.000)	Quarterly	12/20/2024	0.367	4,200	(153)	88	(65)	2	0
Lowe's Cos., Inc.	(1.000)	Quarterly	12/20/2023	0.305	1,900	(46)	26	(20)	1	0
Tyson Foods, Inc.	(1.000)	Quarterly	06/20/2024	0.326	4,400	(129)	71	(58)	0	0

$(434)	$161	$(273)	$6	$(71)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2024	8.213%	$400	$(12)	$(14)	$(26)	$0	$0
DISH DBS Corp.	5.000	Quarterly	12/20/2022	7.140	400	23	(26)	(3)	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.541	200	3	(1)	2	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.730	EUR	450	(81)	45	(36)	0	(4)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	3.940	600	(54)	(4)	(58)	0	(5)
Toll Brothers Finance Corp.	1.000	Quarterly	06/20/2026	2.699	$3,100	(28)	(158)	(186)	0	(4)

$(149)	$(158)	$(307)	$0	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-33 5-Year Index	(1.000)%	Quarterly	12/20/2024	$2,900	$27	$(35)	$(8)	$1	$0
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	2,700	(15)	75	60	0	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2022 (Unaudited)

CDX.IG-38 10-Year Index		(1.000)	Quarterly	06/20/2032		3,100	46	35	81	1	0

							$58	$75	$133	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-38 5-Year Index		5.000%	Quarterly	06/20/2027		$7,128	$239	$(437)	$(198)	$0	$(9)
iTraxx Crossover 37 5-Year Index		5.000	Quarterly	06/20/2027	EUR	300	7	(16)	(9)	0	(3)
iTraxx Europe Main 36 5-Year Index		1.000	Quarterly	12/20/2026		700	1	(4)	(3)	0	(2)
iTraxx Europe Main 37 5-Year Index		1.000	Quarterly	06/20/2027		500	1	(6)	(5)	0	(1)

							$248	$(463)	$(215)	$0	$(15)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/21/2027	GBP	5,900	$(479)	$(207)	$(686)	$68	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		1,500	146	118	264	0	(27)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		1,900	402	329	731	0	(57)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2027	JPY	292,500	(1)	27	26	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		$83,600	(3,602)	(267)	(3,869)	469	0
Pay	1-Year BRL-CDI	11.224	Maturity	01/04/2027	BRL	13,400	0	(89)	(89)	8	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		5,500	0	(36)	(36)	3	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		5,600	0	(23)	(23)	3	0
Pay	3-Month CAD-Bank Bill	1.963	Semi-Annual	04/22/2031	CAD	2,500	0	(244)	(244)	10	0
Pay(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		$9,900	(182)	(44)	(226)	13	0
Receive	3-Month ZAR-JIBAR	7.300	Quarterly	04/28/2027	ZAR	46,700	0	81	81	4	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	1,600	(6)	(52)	(58)	22	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		700	(3)	(23)	(26)	10	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		6,400	675	558	1,233	0	(111)
Pay	28-Day MXN-TIIE	5.140	Lunar	03/24/2023	MXN	19,700	0	(30)	(30)	0	0
Pay	28-Day MXN-TIIE	5.345	Lunar	06/13/2023		42,100	0	(82)	(82)	1	0
Pay	28-Day MXN-TIIE	5.400	Lunar	03/05/2026		21,900	1	(129)	(128)	4	0
Pay	28-Day MXN-TIIE	5.925	Lunar	05/05/2026		6,600	(1)	(33)	(34)	1	0

							$(3,050)	$(146)	$(3,196)	$616	$(197)

Total Swap Agreements							$(3,327)	$(531)	$(3,858)	$624	$(296)

(l)	Securities with an aggregate market value of $1,542 and cash of $5,513 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	ZAR	17,619	$1,148	$66	$0
08/2022	$372	NOK	3,543	0	(12)
11/2022	30	ZAR	478	0	(1)
BPS	07/2022	EUR	954	$1,026	27	0
07/2022	GBP	2,246	2,830	95	0
07/2022	PLN	27	6	0	0
07/2022	$13,271	EUR	12,592	0	(75)
07/2022	1,105	GBP	902	0	(7)
07/2022	110	ZAR	1,776	0	(1)
07/2022	ZAR	1,094	$70	3	0
08/2022	EUR	11,015	11,607	42	0
08/2022	GBP	979	1,190	0	(3)
08/2022	$493	EUR	471	2	0
08/2022	72	IDR	1,061,729	0	(1)
08/2022	108	ZAR	1,722	0	(3)
08/2022	ZAR	1,722	$116	11	0
10/2022	PEN	3,241	794	0	(44)
11/2022	$108	ZAR	1,741	0	(3)
11/2022	ZAR	3,844	$257	24	0
BRC	08/2022	$79	IDR	1,168,152	0	(1)
08/2022	257	NOK	2,510	0	(1)
11/2022	ZAR	8,005	$537	51	0
CBK	07/2022	BRL	1,667	318	0	0
07/2022	EUR	2,115	2,261	44	0
07/2022	$335	BRL	1,667	0	(16)
07/2022	77	PEN	289	0	(2)
07/2022	ZAR	5,128	$342	27	0
08/2022	$861	PEN	3,252	1	(16)
12/2022	PEN	14,699	$3,505	0	(279)
DUB	12/2022	ZAR	24,328	1,548	77	0
GLM	07/2022	$382	MXN	7,800	5	0
09/2022	125	HKD	976	0	0
10/2022	65	MXN	1,338	0	0
11/2022	32	ZAR	506	0	(1)
05/2023	ZAR	359	$22	0	0
HUS	07/2022	AUD	579	399	0	(1)
07/2022	$418	AUD	579	0	(19)
07/2022	447	GBP	365	0	(3)
08/2022	399	AUD	579	1	0
08/2022	606	CLP	508,116	0	(57)
08/2022	47	IDR	682,721	0	(1)
JPM	08/2022	106	1,551,942	0	(2)
MYI	07/2022	BRL	1,667	$323	5	0
07/2022	$318	BRL	1,667	0	0
08/2022	321	1,667	0	(5)
08/2022	89	IDR	1,314,108	0	(1)
RBC	08/2022	CAD	313	$242	0	(1)
SCX	08/2022	$636	CHF	635	31	0
08/2022	844	PEN	3,155	0	(23)
09/2022	ZAR	22,184	$1,435	81	0
11/2022	$694	COP	2,950,726	0	0
11/2022	ZAR	5,482	$363	30	0
SOG	07/2022	EUR	9,523	10,235	256	0
08/2022	$394	NOK	3,865	0	(1)
UAG	07/2022	225	ZAR	3,627	0	(3)
09/2022	MXN	42	$2	0	0
09/2022	$45	HKD	354	0	0
11/2022	71	ZAR	1,119	0	(3)
11/2022	ZAR	395	$24	0	0

Total Forward Foreign Currency Contracts	$879	$(586)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060%	10/25/2023	4,300	$245	$788
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	790	90	374
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	520	58	246

Total Purchased Options	$393	$1,408

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2022 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	700	$(1)	$(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250	07/20/2022	300	(3)	(6)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	300	(1)	(1)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	800	(1)	0
BRC	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	200	(2)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	200	(1)	0
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	08/17/2022	300	(1)	(1)
CBK	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200	07/20/2022	300	(1)	0
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	600	(1)	(1)
GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700	08/17/2022	300	0	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	900	(2)	(1)
JPM	Put - OTC CDX.HY-38 5-Year Index	Sell	95.000	08/17/2022	200	(2)	(3)
Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	400	(4)	(4)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.200	07/20/2022	400	(1)	(2)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.250	07/20/2022	400	(1)	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	08/17/2022	600	(1)	(1)

$(23)	$(23)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	10/25/2023	21,500	$(246)	$(1,111)
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	2,390	(89)	(576)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	07/07/2022	600	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	07/07/2022	600	(2)	0
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	800	(3)	0
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	800	(3)	(16)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	37,000	(75)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	37,000	(75)	(848)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	1,560	(57)	(376)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.570	07/05/2022	600	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	07/05/2022	600	(2)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/08/2022	800	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	07/08/2022	800	(3)	(1)

$(563)	$(2,929)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	$99.156	07/07/2022	600	$(5)	$(4)

Total Written Options	$(591)	$(2,956)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.965%	$5,700	$64	$(69)	$0	$(5)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Huarong Finance Co. Ltd.	1.000%	Quarterly	12/20/2024	2.569%	$200	$(4)	$(3)	$0	$(7)
	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.395	600	2	7	9	0
FBF	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.395	1,500	3	19	22	0

							$1	$23	$31	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.HY-31 5-Year Index 25-35%		5.000%	Quarterly	12/20/2023	$100	$12	$(8)	$4	$0
CBK	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	200	21	(12)	9	0
GST	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	400	47	(29)	18	0
JPM	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	900	112	(71)	41	0
MYC	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	100	12	(7)	5	0

							$204	$(127)	$77	$0

Total Swap Agreements							$269	$(173)	$108	$(12)

(n)

Securities with an aggregate market value of $1,935 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)						Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments					$0	$38,262	$738		$39,000
Corporate Bonds & Notes
Banking & Finance					0	37,439	88		37,527
Industrials					0	74,218	932		75,150
Utilities					0	7,779	0		7,779
U.S. Government Agencies					0	4,256	226		4,482
U.S. Treasury Obligations					0	5,933	0		5,933
Non-Agency Mortgage-Backed Securities					0	10,865	0		10,865
Asset-Backed Securities					0	16,349	0		16,349
Sovereign Issues					0	8,793	0		8,793
Common Stocks
Energy					0	0	98		98
Financials					0	0	26		26
Warrants
Financials					0	0	1		1
Industrials					0	0	1		1
Utilities					9	0	0		9
Short-Term Instruments
Repurchase Agreements					0	55,608	0		55,608
Argentina Treasury Bills					0	82	0		82
U.S. Treasury Bills					0	38,380	0		38,380
U.S. Treasury Cash Management Bills					0	6,972	0		6,972

					$9	$304,936	$2,110		$307,055
Investments in Affiliates, at Value

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,153	$0	$0	$15,153

Total Investments	$15,162	$304,936	$2,110	$322,208

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(1,226)	$0	$(1,226)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	767	0	767
Over the counter	0	2,395	0	2,395

	$0	$3,162	$0	$3,162
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(729)	0	(733)
Over the counter	0	(3,554)	0	(3,554)

	$(4)	$(4,283)	$0	$(4,287)

Total Financial Derivative Instruments	$(4)	$(1,121)	$0	$(1,125)

Totals	$15,158	$302,589	$2,110	$319,857

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Diversified Income Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.6%
AAdvantage Loyalty IP Ltd. 5.813% (LIBOR03M + 4.750%) due 04/20/2028 ~		$4,850	$4,646
Advantage Sales & Marketing, Inc. 6.166% (LIBOR01M + 4.500%) due 10/28/2027 ~		985	908
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 «~		1,900	1,753
Allied Universal Holding LLC 5.416% (LIBOR01M + 3.750%) due 05/12/2028 ~		1,588	1,462
Altar Bidco, Inc. 7.355% (LIBOR03M + 5.600%) due 02/01/2030 ~		900	818
Altice France SA
4.732% (LIBOR03M + 4.000%) due 01/31/2026 ~		2,979	2,718
5.411% (LIBOR03M + 4.000%) due 08/14/2026 ~		4,126	3,776
American Builders & Contractors Supply Co., Inc. 3.666% (LIBOR01M + 2.000%) due 01/15/2027 ~		1,073	1,016
AP Core Holdings LLC 7.166% (LIBOR01M + 5.500%) due 09/01/2027 ~		2,600	2,456
APi Group DE, Inc. 4.166% (LIBOR01M + 2.500%) due 10/01/2026 ~		376	362
Arches Buyer, Inc. 4.916% (LIBOR01M + 3.250%) due 12/06/2027 ~		3,430	3,138
Armor Holding LLC 6.750% (LIBOR01M + 4.500%) due 12/11/2028 «~		1,194	1,137
Asplundh Tree Expert LLC 3.416% (LIBOR01M + 1.750%) due 09/07/2027 ~		2,378	2,308
Asurion LLC 4.666% (LIBOR01M + 3.000%) due 11/03/2024 ~		230	217
B.C. Unlimited Liability Co. 3.416% (LIBOR01M + 1.750%) due 11/19/2026 ~		87	84
BCPE Empire Holdings, Inc. 5.666% (LIBOR01M + 4.000%) due 06/11/2026 ~		1,990	1,893
Boels Topholding BV 3.250% (EUR003M + 3.250%) due 02/06/2027 ~	EUR	3,000	2,886
Brooks Automation 5.202% - 5.750% due 02/01/2029		$1,500	1,387
Caesars Resort Collection LLC
4.416% (LIBOR01M + 2.750%) due 12/23/2024 ~		3,503	3,382
5.166% (LIBOR01M + 3.500%) due 07/21/2025 ~		5,477	5,293
Carnival Corp.
5.877% (LIBOR06M + 3.000%) due 06/30/2025 ~		1,476	1,378
6.127% (LIBOR06M + 3.250%) due 10/18/2028 «~		3,477	3,129
Castlelake LP 2.950% (LIBOR01M + 2.950%) due 05/13/2031 «~		7,940	7,226
CenturyLink, Inc. 3.916% (LIBOR01M + 2.250%) due 03/15/2027 ~		5,620	5,177
Charter Communications Operating LLC 3.420% (LIBOR01M + 1.750%) due 02/01/2027 ~		13,164	12,594
Chobani LLC 5.166% (LIBOR01M + 3.500%) due 10/25/2027 ~		983	898
Clear Channel Outdoor Holdings, Inc. 4.739% (LIBOR03M + 3.500%) due 08/21/2026 ~		975	839
Cornerstone Building Brands, Inc. 4.574% - 4.971% (LIBOR01M + 3.250%) due 04/12/2028 ~		2,604	2,173
Cromwell EREIT Lux Finco SARL 1.500% (EUR003M + 1.500%) due 11/21/2024 «~	EUR	2,700	2,561
Diamond Sports Group LLC 9.181% due 05/26/2026		$564	557
DirecTV Financing LLC 6.666% (LIBOR01M + 5.000%) due 08/02/2027 ~		2,145	1,984
Endurance International Group 4.620% (LIBOR01M + 3.500%) due 02/10/2028 ~		2,377	2,148
Forest City Enterprises LP 5.166% (LIBOR01M + 3.500%) due 12/08/2025 ~		169	162
Foundation Building Materials Holding Co. LLC 3.750% - 4.825% (LIBOR03M + 3.250%) due 01/31/2028 ~		990	890
Frontier Communications Corp. 5.150% - 6.063% (LIBOR03M + 3.750%) due 05/01/2028 ~		1,975	1,855
GIP Blue Holding LP 6.750% (LIBOR03M + 4.500%) due 09/29/2028 ~		6,997	6,791
Global Medical Response, Inc. 5.916% (LIBOR01M + 4.250%) due 03/14/2025 ~		287	267
Golden Entertainment, Inc. 4.630% (LIBOR01M + 3.000%) due 10/21/2024 ~		313	306

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

GoTo Group, Inc. 6.345% (LIBOR01M + 4.750%) due 08/31/2027 ~		2,360	1,853
Graham Packaging Co., Inc. 4.666% (LIBOR01M + 3.000%) due 08/04/2027 ~		2,264	2,127
Hertz Corp. 4.920% (LIBOR01M + 3.250%) due 06/30/2028 ~		2,710	2,557
Hilton Worldwide Finance LLC 3.374% (LIBOR01M + 1.750%) due 06/22/2026 ~		2,639	2,534
iHeartCommunications, Inc. 4.666% (LIBOR01M + 3.000%) due 05/01/2026 ~		648	603
Ineos Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	4,800	4,814
Instant Brands Holdings, Inc. 6.400% - 7.076% (LIBOR03M + 5.000%) due 04/12/2028 ~		$925	743
Intelsat Jackson Holdings SA 4.920% due 02/01/2029		1,470	1,349
IRB Holding Corp. 4.238% due 12/15/2027		2,716	2,591
Ivanti Software, Inc. 5.848% (LIBOR03M + 4.250%) due 12/01/2027 ~		1,306	1,124
Kronos Acquisition Holdings, Inc. 5.416% (LIBOR01M + 3.750%) due 12/22/2026 ~		1,231	1,125
LBM Acquisition LLC 5.416% (LIBOR01M + 3.750%) due 12/17/2027 ~		1,635	1,351
Lealand Finance Co. BV (2.666% Cash and 3.000% PIK) 5.666% (LIBOR01M + 1.000%) due 06/30/2025 ~(c)		34	18
Marriott Ownership Resorts, Inc. 3.416% (LIBOR01M + 1.750%) due 08/29/2025 ~		771	736
Medline Borrower LP 4.916% (LIBOR01M + 3.250%) due 10/23/2028 ~		1,995	1,855
MH Sub LLC 5.416% (LIBOR01M + 3.500%) due 09/13/2024 ~		3,585	3,390
MPH Acquisition Holdings LLC 5.825% (LIBOR03M + 4.250%) due 09/01/2028 ~		893	826
Nielsen Finance LLC 3.190% (LIBOR01M + 2.000%) due 10/04/2023 ~		331	330
Olympus Water U.S. Holding Corp. 6.063% (LIBOR03M + 3.750%) due 11/09/2028 ~		2,294	2,143
Organon & Co. 4.625% (LIBOR03M + 3.000%) due 06/02/2028 ~		2,723	2,625
Parexel International Corp. 4.883% (LIBOR01M + 3.250%) due 11/15/2028 ~		399	377
Pelican Products, Inc. 6.500% (LIBOR03M + 4.250%) due 12/29/2028 ~		1,095	1,023
Peraton Corp. 5.416% (LIBOR01M + 3.750%) due 02/01/2028 ~		1,939	1,827
PUG LLC 5.166% (LIBOR01M + 3.500%) due 02/12/2027 ~		1,089	998
RegionalCare Hospital Partners Holdings, Inc. 5.416% (LIBOR01M + 3.750%) due 11/16/2025 ~		1,987	1,858
Sabre Global, Inc. 5.166% (LIBOR01M + 3.500%) due 12/17/2027 ~		2,772	2,605
SOCAR Turkey Enerji AS 3.450% (EUR003M + 3.450%) due 08/11/2026 ~	EUR	4,000	3,961
Softbank Vision Fund 5.000% due 12/21/2025 «		$9,438	9,438
Sotera Health Holdings LLC 4.416% (LIBOR01M + 2.750%) due 12/11/2026 ~		948	903
Spirit Aerosystems, Inc. 5.416% (LIBOR01M + 3.750%) due 01/15/2025 ~		690	673
Standard Industries, Inc. 3.788% (LIBOR06M + 2.500%) due 09/22/2028 ~		2,635	2,554
Staples, Inc. 6.286% (LIBOR03M + 5.000%) due 04/16/2026 ~		2,499	2,183
Starfruit Finco BV
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	755	727
5.250% (LIBOR03M + 3.000%) due 10/01/2025 ~		$1,960	1,855
Stars Group Holdings BV 4.500% (LIBOR03M + 2.250%) due 07/21/2026 ~		2,183	2,081
Steenbok Lux Finco 2 SARL (7.875% PIK) 7.875% (EUR003M) due 12/29/2022 ~(c)	EUR	579	604
Summer Holdco B SARL 6.750% (LIBOR03M + 4.500%) due 12/04/2026 «~		$2,064	1,920
TransDigm, Inc. 3.916% (LIBOR01M + 2.250%) due 12/09/2025 ~		4,040	3,846
Twin River Worldwide Holdings, Inc. 4.370% (LIBOR01M + 3.250%) due 10/02/2028 ~		2,070	1,928
United Airlines, Inc. 5.150% - 5.392% (LIBOR01M + 3.750%) due 04/21/2028 ~		2,272	2,115
Virtusa Corp. 5.416% (LIBOR01M + 3.750%) due 02/11/2028 ~		691	654
Weber-Stephen Products LLC 4.916% (LIBOR01M + 3.250%) due 10/30/2027 ~		809	738
White Cap Buyer LLC 5.275% due 10/19/2027		985	908

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

Windstream Services LLC 7.916% (LIBOR01M + 6.250%) due 09/21/2027 ~		392	368
Worldwide Express Operations LLC 6.250% (LIBOR03M + 4.250%) due 07/26/2028 ~		1,095	997
Zayo Group Holdings, Inc. 3.250% (EUR003M + 3.250%) due 03/09/2027 ~	EUR	978	907
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		$328	289
Ziggo BV 3.000% (EUR003M + 3.000%) due 01/31/2029 ~	EUR	600	563

Total Loan Participations and Assignments (Cost $189,413)			176,169

CORPORATE BONDS & NOTES 49.4%
BANKING & FINANCE 17.1%
AerCap Ireland Capital DAC
3.650% due 07/21/2027		$10,055	9,141
4.450% due 04/03/2026		550	526
AIA Group Ltd. 3.200% due 09/16/2040		800	640
Aircastle Ltd. 2.850% due 01/26/2028		560	463
Allied Universal Holdco LLC
3.625% due 06/01/2028	EUR	4,425	3,525
6.625% due 07/15/2026		$2,352	2,163
Ally Financial, Inc. 8.000% due 11/01/2031		14,166	15,654
American Assets Trust LP 3.375% due 02/01/2031		810	694
American Campus Communities Operating Partnership LP 2.850% due 02/01/2030		600	570
American Homes 4 Rent LP
2.375% due 07/15/2031		100	80
3.375% due 07/15/2051		100	69
4.900% due 02/15/2029		1,910	1,864
American International Group, Inc. 5.750% due 04/01/2048 •		950	851
American Tower Corp.
2.100% due 06/15/2030		1,200	962
2.750% due 01/15/2027		1,860	1,703
2.900% due 01/15/2030		870	746
3.375% due 10/15/2026		290	274
3.700% due 10/15/2049		2,000	1,506
3.800% due 08/15/2029		1,950	1,792
AmWINS Group, Inc. 4.875% due 06/30/2029		1,100	902
Antares Holdings LP 2.750% due 01/15/2027		1,050	839
Aon Corp. 2.800% due 05/15/2030		670	586
Armor Holdco, Inc. 8.500% due 11/15/2029		550	455
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		1,250	1,086
Aviation Capital Group LLC 5.500% due 12/15/2024		3,030	3,006
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		7,590	6,194
2.875% due 02/15/2025		2,000	1,842
3.250% due 02/15/2027		500	436
4.250% due 04/15/2026		1,575	1,461
5.250% due 05/15/2024		4,700	4,621
Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	1,300	1,261
5.375% due 01/18/2028 •(l)		2,400	1,495
10.500% due 07/23/2029		2,400	1,760
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(h)(i)		1,800	1,816
Banco Bradesco SA 2.850% due 01/27/2023		$2,800	2,788
Banco BTG Pactual SA 4.500% due 01/10/2025		5,100	4,919
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	5,400	1,306
Banco de Sabadell SA 1.750% due 05/10/2024	EUR	100	101
Banco General SA
3.250% due 09/30/2026		$3,000	2,715
4.875% due 04/19/2023		270	271
5.250% due 05/07/2031 •(h)(i)		2,000	1,830
Banco Mercantil del Norte SA 8.375% due 10/14/2030 •(h)		2,600	2,514
Banco Santander Chile 2.700% due 01/10/2025		3,000	2,875

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

Banco Santander SA
2.746% due 05/28/2025		800	759
3.490% due 05/28/2030		400	354
Banco Votorantim SA 4.500% due 09/24/2024		600	594
Bank of America Corp.
2.676% due 06/19/2041 •		640	461
2.687% due 04/22/2032 •		3,000	2,521
2.884% due 10/22/2030 •		4,490	3,925
3.705% due 04/24/2028 •		6,700	6,393
Bank of Nova Scotia 4.900% due 06/04/2025 •(h)(i)		2,000	1,859
Barclays Bank PLC 7.625% due 11/21/2022 (i)		4,822	4,870
Barclays PLC
2.375% due 10/06/2023 •	GBP	100	121
3.250% due 01/17/2033		900	936
3.650% due 03/16/2025		$200	196
4.375% due 01/12/2026		4,100	4,065
4.375% due 03/15/2028 •(h)(i)		1,800	1,385
6.125% due 12/15/2025 •(h)(i)		3,000	2,789
6.375% due 12/15/2025 •(h)(i)	GBP	600	674
7.125% due 06/15/2025 •(h)(i)		3,700	4,333
7.250% due 03/15/2023 •(h)(i)		4,600	5,520
7.750% due 09/15/2023 •(h)(i)		$1,400	1,379
7.875% due 09/15/2022 •(h)(i)	GBP	1,600	1,944
8.000% due 06/15/2024 •(h)(i)		$2,800	2,758
BGC Partners, Inc.
4.375% due 12/15/2025		2,540	2,479
5.375% due 07/24/2023		470	473
BNP Paribas SA
1.904% due 09/30/2028 •		750	642
2.219% due 06/09/2026 •		1,600	1,479
3.052% due 01/13/2031 •		4,600	3,972
4.400% due 08/14/2028		1,200	1,149
4.625% due 01/12/2027 •(h)		2,200	1,827
4.705% due 01/10/2025 •		500	500
7.000% due 08/16/2028 •(h)		2,000	1,903
BOC Aviation Ltd.
2.750% due 09/18/2022		1,600	1,599
3.500% due 01/31/2023		200	200
Brandywine Operating Partnership LP 3.950% due 11/15/2027		100	94
Brixmor Operating Partnership LP 4.125% due 05/15/2029		190	177
Brookfield Finance, Inc.
3.900% due 01/25/2028		432	413
4.350% due 04/15/2030		3,400	3,247
4.700% due 09/20/2047		626	550
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		1,595	1,460
Citigroup, Inc.
2.572% due 06/03/2031 •(j)		4,400	3,702
3.106% due 04/08/2026 •		800	769
Corsair International Ltd.
4.850% due 01/28/2027 •	EUR	1,500	1,484
5.200% due 01/28/2029 •		1,500	1,468
Credit Acceptance Corp. 5.125% due 12/31/2024		$2,420	2,285
Credit Agricole SA
1.907% due 06/16/2026 •		3,550	3,270
7.500% due 06/23/2026 •(h)(i)	GBP	200	237
Credit Suisse AG 6.500% due 08/08/2023 (i)		$16,425	16,467
Credit Suisse Group AG
2.593% due 09/11/2025 •		1,950	1,837
2.961% (US0003M + 1.240%) due 06/12/2024 ~		900	901
2.997% due 12/14/2023 •		500	497
3.091% due 05/14/2032 •		1,525	1,215
3.869% due 01/12/2029 •		4,250	3,823
4.194% due 04/01/2031 •		3,100	2,746
4.207% due 06/12/2024 •		2,500	2,478
6.250% due 12/18/2024 •(h)		200	183
6.250% due 12/18/2024 •(h)(i)		2,100	1,918
6.375% due 08/21/2026 •(h)(i)		650	539
7.125% due 07/29/2022 •(h)(i)		1,500	1,499
7.250% due 09/12/2025 •(h)(i)		500	435
7.500% due 07/17/2023 •(h)(i)		5,200	4,810
7.500% due 12/11/2023 •(h)(i)		5,400	5,158
Crown Castle International Corp.
2.250% due 01/15/2031		2,050	1,665
3.100% due 11/15/2029		1,020	901
3.250% due 01/15/2051		2,470	1,777
3.650% due 09/01/2027		1,464	1,388
4.000% due 03/01/2027		199	194
4.000% due 11/15/2049		500	407

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

CubeSmart LP 2.000% due 02/15/2031		1,525	1,215
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,775	1,119
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		7,625	7,219
Deutsche Bank AG
3.035% due 05/28/2032 •(j)		500	396
3.547% due 09/18/2031 •		2,500	2,095
3.729% due 01/14/2032 •(j)		3,000	2,258
3.961% due 11/26/2025 •		3,400	3,289
5.882% due 07/08/2031 •		2,800	2,546
Discover Bank 4.650% due 09/13/2028		1,100	1,060
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		2,800	2,458
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		25	25
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		1,332	1,321
Enact Holdings, Inc. 6.500% due 08/15/2025		690	652
Equinix, Inc. 3.200% due 11/18/2029		910	809
Erste Group Bank AG 4.250% due 10/15/2027 •(h)(i)	EUR	400	332
Essex Portfolio LP
1.650% due 01/15/2031		$700	548
2.650% due 03/15/2032		690	574
2.650% due 09/01/2050		300	191
Ford Credit Canada Co. 3.742% due 05/08/2023 (j)	CAD	4,000	3,067
Ford Motor Credit Co. LLC
0.092% due 12/07/2022 •	EUR	700	728
0.324% due 11/15/2023 •		100	101
0.346% due 12/01/2024 •		600	587
1.744% due 07/19/2024		1,400	1,359
2.366% (US0003M + 1.080%) due 08/03/2022 ~		$200	200
2.748% due 06/14/2024	GBP	1,300	1,464
2.900% due 02/16/2028		$1,400	1,130
2.979% due 08/03/2022		1,100	1,100
3.021% due 03/06/2024	EUR	1,000	1,007
3.350% due 11/01/2022		$1,600	1,592
3.370% due 11/17/2023		5,400	5,270
3.375% due 11/13/2025		13,100	11,837
3.550% due 10/07/2022		4,500	4,485
3.625% due 06/17/2031		2,694	2,097
3.664% due 09/08/2024		1,000	948
3.815% due 11/02/2027		800	682
4.535% due 03/06/2025	GBP	4,900	5,596
4.542% due 08/01/2026		$600	550
5.113% due 05/03/2029		1,000	899
5.125% due 06/16/2025		8,920	8,537
5.584% due 03/18/2024		2,000	1,994
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		6,750	5,591
6.500% due 10/01/2025		10,694	10,110
Freedom Mortgage Corp.
6.625% due 01/15/2027		2,500	1,856
7.625% due 05/01/2026		1,100	859
8.125% due 11/15/2024		1,140	985
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,000	924
GLP Capital LP
4.000% due 01/15/2030		$100	88
5.375% due 04/15/2026		100	98
5.750% due 06/01/2028		890	871
Goldman Sachs Group, Inc. 3.800% due 03/15/2030		2,500	2,321
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		1,450	1,389
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		890	844
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		800	800
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		820	686
HAT Holdings LLC
3.375% due 06/15/2026		1,970	1,699
3.750% due 09/15/2030		2,620	2,094
Highwoods Realty LP 3.050% due 02/15/2030		100	86
Host Hotels & Resorts LP 3.875% due 04/01/2024		560	554
Howard Hughes Corp.
4.125% due 02/01/2029		3,475	2,687

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

4.375% due 02/01/2031		500	371
5.375% due 08/01/2028		1,800	1,511
HSBC Holdings PLC
2.357% due 08/18/2031 •		400	325
2.804% due 05/24/2032 •		1,700	1,398
2.848% due 06/04/2031 •		4,600	3,891
3.101% (US0003M + 1.380%) due 09/12/2026 ~		1,700	1,688
3.973% due 05/22/2030 •		1,140	1,048
4.000% due 03/09/2026 •(h)		1,600	1,345
4.041% due 03/13/2028 •		1,020	969
4.250% due 08/18/2025		4,200	4,147
4.292% due 09/12/2026 •		1,000	979
4.583% due 06/19/2029 •		400	386
4.600% due 12/17/2030 •(h)(i)		2,450	1,889
4.700% due 03/09/2031 •(h)		1,100	830
5.250% due 09/16/2022 •(h)(i)	EUR	1,000	1,035
5.875% due 09/28/2026 •(h)(i)	GBP	2,500	2,771
6.000% due 09/29/2023 •(h)(i)	EUR	1,700	1,766
6.250% due 03/23/2023 •(h)(i)		$900	884
6.500% due 03/23/2028 •(h)(i)		2,800	2,543
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		1,300	980
3.875% due 11/13/2029		2,342	1,871
4.500% due 05/29/2029		4,704	3,922
4.950% due 11/07/2047		1,200	846
Hudson Pacific Properties LP
3.250% due 01/15/2030		480	418
4.650% due 04/01/2029		300	288
Indian Railway Finance Corp. Ltd. 3.950% due 02/13/2050		1,000	769
ING Groep NV 5.750% due 11/16/2026 •(h)(i)		2,800	2,564
Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	191
7.750% due 01/11/2027 •(h)(i)	EUR	1,300	1,296
Intrum AB 3.125% due 07/15/2024		2,300	2,237
Itau Unibanco Holding SA 2.900% due 01/24/2023		$200	199
JAB Holdings BV 2.200% due 11/23/2030		1,000	790
Jefferies Finance LLC 5.000% due 08/15/2028		1,100	908
JPMorgan Chase & Co. 3.509% due 01/23/2029 •		10,000	9,364
KAF Kaerntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023 «	EUR	23,238	1,839
Kennedy-Wilson, Inc. 4.750% due 03/01/2029		$700	568
Kilroy Realty LP
2.500% due 11/15/2032		890	696
3.050% due 02/15/2030		200	172
KKR Group Finance Co. LLC
3.500% due 08/25/2050		970	729
3.750% due 07/01/2029		300	281
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		1,230	995
LeasePlan Corp. NV
2.875% due 10/24/2024		600	575
7.375% due 05/29/2024 •(h)(i)	EUR	2,000	2,051
Liberty Mutual Finance Europe DAC 1.750% due 03/27/2024		260	271
Life Storage LP
3.875% due 12/15/2027		$112	107
4.000% due 06/15/2029		150	139
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		97	96
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	3,825	3,891
Lloyds Bank PLC 0.000% due 04/02/2032 þ		$3,200	2,059
Lloyds Banking Group PLC
4.375% due 03/22/2028		200	195
4.550% due 08/16/2028		1,000	978
4.947% due 06/27/2025 •(h)(i)	EUR	1,900	1,874
7.500% due 09/27/2025 •(h)(i)		$2,400	2,345
LPL Holdings, Inc. 4.000% due 03/15/2029		1,385	1,187
Midcap Financial Issuer Trust
5.625% due 01/15/2030		1,350	1,056
6.500% due 05/01/2028		1,600	1,381
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		2,000	1,633
2.193% due 02/25/2025		3,500	3,326
Mizuho Financial Group, Inc.
0.797% due 04/15/2030	EUR	200	167

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.201% due 07/10/2031 •		$2,500	2,031
2.869% due 09/13/2030 •		1,000	870
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,300	1,521
3.692% due 06/05/2028		3,300	3,486
4.625% due 08/01/2029		$2,050	1,803
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		2,000	1,737
Nationwide Building Society
3.960% due 07/18/2030 •		2,400	2,230
4.363% due 08/01/2024 •		1,700	1,703
Natwest Group PLC
0.000% due 03/22/2023	EUR	6,300	6,664
2.000% due 03/04/2025 •		700	725
4.600% due 06/28/2031 •(h)(i)		$1,700	1,256
5.125% due 05/12/2027 •(h)(i)	GBP	1,700	1,755
6.000% due 12/29/2025 •(h)(i)		$3,490	3,238
Navient Corp. 5.625% due 01/25/2025		100	94
NE Property BV 1.875% due 10/09/2026	EUR	400	352
Newmark Group, Inc. 6.125% due 11/15/2023		$1,825	1,821
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		1,525	1,276
Nomura Holdings, Inc.
2.648% due 01/16/2025		1,700	1,624
2.679% due 07/16/2030		2,300	1,883
Nordea Bank Abp 6.625% due 03/26/2026 •(h)(i)		1,500	1,438
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		700	694
4.950% due 04/01/2024		1,900	1,908
OneMain Finance Corp.
4.000% due 09/15/2030		550	408
5.375% due 11/15/2029		3,149	2,558
5.625% due 03/15/2023		4,400	4,350
6.125% due 03/15/2024		5,410	5,180
6.625% due 01/15/2028		20	18
6.875% due 03/15/2025		5,030	4,777
7.125% due 03/15/2026		1,740	1,612
8.250% due 10/01/2023		2,000	2,009
Oxford Finance LLC 6.375% due 02/01/2027		1,000	959
Pacific LifeCorp 3.350% due 09/15/2050		1,000	752
Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,700	1,463
5.875% due 10/01/2028		2,025	1,851
7.500% due 06/01/2025		855	854
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,850	1,363
5.375% due 10/15/2025		2,440	2,130
5.750% due 09/15/2031		2,375	1,776
Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		1,300	1,141
3.800% due 06/23/2050		1,300	1,049
Physicians Realty LP
3.950% due 01/15/2028		23	22
4.300% due 03/15/2027		3,000	2,943
Piper Sandler Cos. 5.200% due 10/15/2023		2,100	2,071
PRA Group, Inc. 7.375% due 09/01/2025		4,090	3,985
Prudential PLC 3.125% due 04/14/2030		150	138
Rayonier LP 2.750% due 05/17/2031		300	251
Realty Income Corp.
3.100% due 12/15/2029		1,300	1,184
3.250% due 01/15/2031		800	728
3.400% due 01/15/2028		640	605
3.950% due 08/15/2027		438	428
Regency Centers LP 2.950% due 09/15/2029		100	88
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,860	1,493
RHP Hotel Properties LP 4.500% due 02/15/2029		1,275	1,084
RLJ Lodging Trust LP 3.750% due 07/01/2026		975	847
Rocket Mortgage LLC
3.875% due 03/01/2031		560	421
4.000% due 10/15/2033		3,850	2,742
Sammons Financial Group, Inc. 3.350% due 04/16/2031		1,025	848

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

Santander Holdings USA, Inc. 3.244% due 10/05/2026		5,000	4,693
Santander U.K. Group Holdings PLC
0.664% (EUR003M + 0.850%) due 03/27/2024 ~	EUR	500	525
3.373% due 01/05/2024 •		$200	199
3.823% due 11/03/2028 •		900	836
6.750% due 06/24/2024 •(h)(i)	GBP	2,550	2,995
SBA Communications Corp. 3.875% due 02/15/2027		$1,220	1,116
Sberbank of Russia Via SB Capital SA
5.125% due 10/29/2022 ^(d)		900	63
5.250% due 05/23/2023 ^(d)(i)		600	42
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		1,600	1,534
5.950% due 10/24/2022		4,100	4,055
Sitka Holdings LLC 6.750% due 07/06/2026 •		6,015	5,822
SL Green Realty Corp. 4.500% due 12/01/2022		10,300	10,314
SLM Corp. 4.200% due 10/29/2025		2,000	1,816
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		300	292
4.125% due 07/15/2023		200	198
Societe Generale SA
5.375% due 11/18/2030 •(h)(i)		1,500	1,166
6.750% due 04/06/2028 •(h)		3,100	2,753
7.875% due 12/18/2023 •(h)(i)		1,500	1,473
Spirit Realty LP
3.200% due 01/15/2027		500	459
3.200% due 02/15/2031		820	688
3.400% due 01/15/2030		900	780
Standard Chartered PLC
3.265% due 02/18/2036 •		2,400	1,941
4.305% due 05/21/2030 •		2,600	2,435
4.750% due 01/14/2031 •(h)(i)		775	594
Stifel Financial Corp. 4.000% due 05/15/2030		980	912
STORE Capital Corp. 2.750% due 11/18/2030		675	551
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		400	330
2.348% due 01/15/2025		900	862
2.750% due 01/15/2030		1,900	1,654
Sunac China Holdings Ltd. 6.650% due 08/03/2024 ^(d)		650	96
Synchrony Financial 2.875% due 10/28/2031		1,700	1,290
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	92	114
5.801% due 10/13/2040		198	255
6.052% due 10/13/2039		7,079	9,348
TP ICAP Finance PLC 5.250% due 05/29/2026		4,900	5,834
Trust Fibra Uno
6.390% due 01/15/2050		$4,500	3,589
6.950% due 01/30/2044		1,620	1,384
UBS AG
5.125% due 05/15/2024 (i)		1,800	1,800
7.625% due 08/17/2022 (i)		19,500	19,558
UBS Group AG
2.095% due 02/11/2032 •		700	557
4.375% due 02/10/2031 •(h)(i)		900	661
7.000% due 02/19/2025 •(h)(i)		200	199
UniCredit SpA
2.200% due 07/22/2027 •	EUR	500	479
2.569% due 09/22/2026 •		$8,650	7,747
5.459% due 06/30/2035 •		1,400	1,133
7.830% due 12/04/2023		8,300	8,598
United Wholesale Mortgage LLC 5.500% due 11/15/2025		2,000	1,717
UPC Broadband Finco BV 4.875% due 07/15/2031		2,000	1,636
VICI Properties LP
3.875% due 02/15/2029		3,550	3,060
4.125% due 08/15/2030		625	541
4.250% due 12/01/2026		2,030	1,858
5.750% due 02/01/2027		1,030	979
Wells Fargo & Co.
2.164% due 02/11/2026 •		2,000	1,882
2.393% due 06/02/2028 •		2,900	2,599
3.000% due 04/22/2026		282	269
3.068% due 04/30/2041 •		2,100	1,629
3.196% due 06/17/2027 •		7,200	6,829
Welltower, Inc. 4.250% due 04/15/2028		385	374

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

Weyerhaeuser Co.
4.000% due 04/15/2030		2,410	2,271
6.950% due 10/01/2027		460	507
7.375% due 03/15/2032		508	588
Willis North America, Inc. 2.950% due 09/15/2029		200	172

			662,152

INDUSTRIALS 27.4%
AA Bond Co. Ltd. 6.500% due 01/31/2026	GBP	2,000	2,256
Academy Ltd. 6.000% due 11/15/2027		$1,000	915
Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		800	719
5.500% due 07/01/2028		1,000	936
AdaptHealth LLC
4.625% due 08/01/2029		1,030	849
6.125% due 08/01/2028		1,050	930
Adevinta ASA 2.625% due 11/15/2025	EUR	1,000	941
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		$2,085	1,791
Agilent Technologies, Inc. 2.100% due 06/04/2030		370	302
Ahead DB Holdings LLC 6.625% due 05/01/2028		1,350	1,121
Air Canada Pass-Through Trust
3.600% due 09/15/2028		521	494
5.250% due 10/01/2030		1,162	1,163
Aker BP ASA
3.750% due 01/15/2030		800	717
4.000% due 01/15/2031		1,300	1,169
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,394	1,378
Albertsons Cos., Inc. 4.625% due 01/15/2027		100	90
Alcon Finance Corp. 2.600% due 05/27/2030		900	766
Alibaba Group Holding Ltd. 4.000% due 12/06/2037		500	433
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	488
3.550% due 10/01/2027		600	552
ALROSA Finance SA
3.100% due 06/25/2027 ^(d)		5,500	550
4.650% due 04/09/2024 ^(d)		2,200	220
Altice Financing SA
2.250% due 01/15/2025	EUR	300	277
3.000% due 01/15/2028		1,200	942
4.250% due 08/15/2029		1,000	794
5.750% due 08/15/2029		$6,375	5,134
Altice France Holding SA
8.000% due 05/15/2027	EUR	600	519
10.500% due 05/15/2027		$750	631
Altice France SA
2.125% due 02/15/2025	EUR	4,000	3,635
3.375% due 01/15/2028		1,025	807
4.250% due 10/15/2029		3,100	2,434
5.125% due 01/15/2029		$2,100	1,594
5.500% due 10/15/2029		5,225	4,007
8.125% due 02/01/2027		3,350	3,089
AMC Networks, Inc. 4.250% due 02/15/2029		3,630	2,952
American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,950	3,376
3.000% due 04/15/2030		131	119
3.150% due 08/15/2033		317	281
3.200% due 12/15/2029		1,632	1,496
3.350% due 04/15/2031		1,567	1,443
3.375% due 11/01/2028		1,563	1,403
3.575% due 07/15/2029		956	889
3.600% due 03/22/2029		716	664
3.600% due 04/15/2031		141	124
3.650% due 02/15/2029		455	425
3.700% due 04/01/2028		300	261
American Airlines, Inc.
5.500% due 04/20/2026		7,275	6,710
5.750% due 04/20/2029		2,975	2,550
American Builders & Contractors Supply Co., Inc. 3.875% due 11/15/2029		2,100	1,682
Amgen, Inc. 3.150% due 02/21/2040		4,500	3,565
AMN Healthcare, Inc. 4.000% due 04/15/2029		675	572

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

ANGI Group LLC 3.875% due 08/15/2028		1,810	1,381
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		400	330
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		520	478
4.600% due 04/15/2048		3,000	2,700
4.750% due 01/23/2029		1,620	1,650
4.750% due 04/15/2058		120	108
4.950% due 01/15/2042		2,100	2,003
Antofagasta PLC 2.375% due 10/14/2030		800	620
Apache Corp. 4.875% due 11/15/2027		870	803
Arches Buyer, Inc. 4.250% due 06/01/2028		1,505	1,230
Arconic Corp. 6.125% due 02/15/2028		420	393
Ardagh Packaging Finance PLC 4.125% due 08/15/2026		1,800	1,529
Ashtead Capital, Inc. 4.000% due 05/01/2028		700	632
ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		1,400	1,120
7.500% due 09/30/2029		700	487
Atlantia SpA 1.625% due 02/03/2025	EUR	500	479
ATS Automation Tooling Systems, Inc. 4.125% due 12/15/2028		$650	544
Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	1,500	1,369
3.875% due 11/01/2029		$1,925	1,686
4.625% due 07/15/2028		1,820	1,673
Axalta Coating Systems LLC
3.375% due 02/15/2029		1,250	1,022
4.750% due 06/15/2027		1,150	1,035
B.C. Unlimited Liability Co.
3.875% due 01/15/2028		775	674
4.000% due 10/15/2030		3,400	2,739
4.375% due 01/15/2028		4,660	4,082
BAE Systems PLC 3.400% due 04/15/2030		1,000	914
Baidu, Inc.
1.720% due 04/09/2026		1,000	916
3.425% due 04/07/2030		600	552
BAT Capital Corp.
3.557% due 08/15/2027		1,074	983
4.390% due 08/15/2037		770	612
4.540% due 08/15/2047		766	563
Bausch Health Cos., Inc.
5.000% due 01/30/2028		500	268
5.250% due 01/30/2030		1,000	520
5.500% due 11/01/2025		500	440
6.250% due 02/15/2029		500	267
9.000% due 12/15/2025		400	297
Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,100	2,076
4.375% due 12/15/2028		800	780
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,700	1,386
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (c)		75	46
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026		1,000	903
Becton Dickinson & Co. 2.823% due 05/20/2030		270	238
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	2,725	2,587
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		$1,123	713
Black Knight InfoServ LLC 3.625% due 09/01/2028		430	373
Block Communications, Inc. 4.875% due 03/01/2028		1,600	1,361
Block, Inc.
2.750% due 06/01/2026		1,325	1,179
3.500% due 06/01/2031		1,400	1,119
Bloomin' Brands, Inc. 5.125% due 04/15/2029		300	255
Boardwalk Pipelines LP 3.400% due 02/15/2031		1,260	1,076
Boeing Co.
3.250% due 02/01/2028		2,390	2,138
3.625% due 02/01/2031		1,075	929
5.040% due 05/01/2027		600	593
5.150% due 05/01/2030		1,335	1,283

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

5.805% due 05/01/2050	1,350	1,242
5.930% due 05/01/2060	2,570	2,346
Bombardier, Inc.
6.000% due 02/15/2028	1,300	976
7.125% due 06/15/2026	2,350	1,945
7.500% due 03/15/2025	1,713	1,553
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028	1,070	949
Boston Scientific Corp. 2.650% due 06/01/2030	720	629
Boyd Gaming Corp. 4.750% due 06/15/2031	925	783
Boyne USA, Inc. 4.750% due 05/15/2029	1,000	868
BRF SA 5.750% due 09/21/2050	2,700	1,802
Brink's Co. 5.500% due 07/15/2025	2,070	1,996
British Airways Pass-Through Trust
2.900% due 09/15/2036	1,271	1,123
4.250% due 05/15/2034	914	882
Broadcom, Inc.
2.600% due 02/15/2033	1,000	770
3.137% due 11/15/2035	906	689
3.187% due 11/15/2036	5,240	3,991
3.419% due 04/15/2033	2,380	1,971
3.469% due 04/15/2034	5,534	4,511
3.500% due 02/15/2041	1,625	1,228
3.750% due 02/15/2051	1,100	817
4.150% due 11/15/2030	322	295
4.300% due 11/15/2032	1,590	1,446
4.926% due 05/15/2037	1,038	932
Buckeye Partners LP
4.125% due 03/01/2025	1,020	946
4.500% due 03/01/2028	1,330	1,122
Builders FirstSource, Inc. 4.250% due 02/01/2032	925	706
BWX Technologies, Inc. 4.125% due 06/30/2028	1,770	1,579
CA Magnum Holdings 5.375% due 10/31/2026	2,400	2,086
Cable One, Inc. 4.000% due 11/15/2030	1,575	1,296
Cablevision Lightpath LLC 3.875% due 09/15/2027	1,000	829
Caesars Entertainment, Inc. 6.250% due 07/01/2025	2,120	2,050
Camelot Finance SA 4.500% due 11/01/2026	200	183
Cameron LNG LLC
3.302% due 01/15/2035	300	257
3.402% due 01/15/2038	400	341
3.701% due 01/15/2039	300	253
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	2,095	1,914
Carnival Corp.
4.000% due 08/01/2028	6,550	5,394
10.500% due 02/01/2026	1,825	1,820
Catalent Pharma Solutions, Inc.
3.500% due 04/01/2030	2,300	1,880
5.000% due 07/15/2027	140	132
CCO Holdings LLC
4.250% due 01/15/2034	300	233
4.500% due 05/01/2032	600	488
4.500% due 06/01/2033	5,375	4,247
5.125% due 05/01/2027	6,000	5,682
5.375% due 06/01/2029	1,000	896
Centene Corp. 4.250% due 12/15/2027	2,200	2,060
Central Garden & Pet Co. 4.125% due 10/15/2030	1,200	986
CF Industries, Inc. 5.150% due 03/15/2034	2,825	2,761
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	200	193
Charles River Laboratories International, Inc.
3.750% due 03/15/2029	600	522
4.000% due 03/15/2031	375	320
4.250% due 05/01/2028	420	378
Charter Communications Operating LLC
2.936% (US0003M + 1.650%) due 02/01/2024 ~	3,604	3,633
3.500% due 06/01/2041	2,200	1,543
3.700% due 04/01/2051	1,000	679
3.750% due 02/15/2028	1,300	1,202
3.850% due 04/01/2061	3,325	2,193
3.900% due 06/01/2052	1,875	1,305

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

4.400% due 12/01/2061		2,525	1,821
4.800% due 03/01/2050		4,500	3,575
5.125% due 07/01/2049		4,840	4,016
5.375% due 04/01/2038		500	445
5.375% due 05/01/2047		100	85
6.484% due 10/23/2045		2,200	2,143
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,410	1,291
5.875% due 03/31/2025		4,950	5,074
7.000% due 06/30/2024		200	207
Cheniere Energy Partners LP 4.000% due 03/01/2031		2,625	2,238
Cheniere Energy, Inc. 4.625% due 10/15/2028		3,625	3,276
Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	2,000	1,791
5.500% due 01/15/2028		$300	251
Chesapeake Energy Corp.
5.500% due 02/01/2026		1,600	1,527
5.875% due 02/01/2029		225	213
6.750% due 04/15/2029		1,525	1,479
Chobani LLC 4.625% due 11/15/2028		900	762
Choice Hotels International, Inc. 3.700% due 12/01/2029		1,850	1,668
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		1,725	1,446
4.875% due 07/01/2029		1,200	989
CommScope Technologies LLC 5.000% due 03/15/2027		1,000	741
CommScope, Inc.
4.750% due 09/01/2029		3,000	2,428
6.000% due 03/01/2026		593	547
7.125% due 07/01/2028		3,110	2,368
8.250% due 03/01/2027		965	765
Community Health Systems, Inc.
4.750% due 02/15/2031		200	147
5.250% due 05/15/2030		2,150	1,638
5.625% due 03/15/2027		2,275	1,932
6.000% due 01/15/2029		1,000	830
6.875% due 04/15/2029		2,975	1,928
Connect Finco SARL 6.750% due 10/01/2026		2,840	2,562
Consolidated Communications, Inc. 5.000% due 10/01/2028		550	440
Constellation Brands, Inc. 4.100% due 02/15/2048		1,000	854
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 «(c)		595	440
Continental Resources, Inc. 4.375% due 01/15/2028		500	471
Continental Wind LLC 6.000% due 02/28/2033		176	187
Cornerstone Building Brands, Inc. 6.125% due 01/15/2029		3,660	2,356
Corp. GEO SAB de CV 8.875% due 03/27/2049		2,700	0
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027		4,000	3,794
4.250% due 07/17/2042		2,600	2,150
CoStar Group, Inc. 2.800% due 07/15/2030		1,020	850
Coty, Inc.
3.875% due 04/15/2026	EUR	775	721
5.000% due 04/15/2026		$3,175	2,915
Crocs, Inc. 4.250% due 03/15/2029		575	426
CSC Holdings LLC
3.375% due 02/15/2031		1,700	1,262
5.375% due 02/01/2028		900	781
6.500% due 02/01/2029		650	588
CVS Health Corp.
3.250% due 08/15/2029		100	91
4.300% due 03/25/2028		526	521
4.780% due 03/25/2038		715	678
CVS Pass-Through Trust
5.773% due 01/10/2033		254	265
5.926% due 01/10/2034		27	28
6.036% due 12/10/2028		65	67
6.943% due 01/10/2030		6,291	6,702
7.507% due 01/10/2032		4,565	4,981
8.353% due 07/10/2031		997	1,140
DAE Funding LLC
1.550% due 08/01/2024		2,250	2,109
1.625% due 02/15/2024		4,300	4,075
2.625% due 03/20/2025		4,000	3,725

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

DaVita, Inc.
3.750% due 02/15/2031	3,860	2,778
4.625% due 06/01/2030	2,750	2,153
DCP Midstream Operating LP
3.250% due 02/15/2032	2,350	1,848
5.625% due 07/15/2027	1,170	1,118
Dell International LLC
3.450% due 12/15/2051	3,000	2,036
5.300% due 10/01/2029	3,170	3,128
6.020% due 06/15/2026	3,300	3,431
8.100% due 07/15/2036	594	694
8.350% due 07/15/2046	717	895
Dell, Inc. 6.500% due 04/15/2038	1,920	1,938
Delta Air Lines, Inc.
4.500% due 10/20/2025	3,600	3,501
4.750% due 10/20/2028	2,705	2,557
Diamond Foreign Asset Co. (9.000% Cash or 13.000% PIK) 9.000% due 04/22/2027 (c)	89	87
Diamond Offshore Drilling, Inc. 13.000% due 12/21/2026 «(b)	47	46
Diamond Sports Group LLC
5.375% due 08/15/2026	3,163	795
6.625% due 08/15/2027	1,677	210
DirecTV Financing LLC 5.875% due 08/15/2027	3,400	2,911
DISH DBS Corp.
5.250% due 12/01/2026	1,950	1,532
5.750% due 12/01/2028	5,000	3,711
5.875% due 07/15/2022	1,300	1,297
DT Midstream, Inc.
4.125% due 06/15/2029	1,480	1,259
4.375% due 06/15/2031	1,880	1,580
eBay, Inc. 2.700% due 03/11/2030	1,090	933
Ecopetrol SA 7.375% due 09/18/2043	2,130	1,742
Edgewell Personal Care Co.
4.125% due 04/01/2029	1,300	1,075
5.500% due 06/01/2028	1,200	1,094
Edwards Lifesciences Corp. 4.300% due 06/15/2028	368	359
Elanco Animal Health, Inc. 6.400% due 08/28/2028	1,470	1,407
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	1,700	1,027
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	1,000	901
4.700% due 05/07/2050	4,700	3,892
Endurance International Group Holdings, Inc. 6.000% due 02/15/2029	1,325	958
Energean Israel Finance Ltd. 4.875% due 03/30/2026	1,850	1,640
Energizer Holdings, Inc.
4.375% due 03/31/2029	2,175	1,673
4.750% due 06/15/2028	3,160	2,513
Energy Transfer LP
3.750% due 05/15/2030	780	704
5.000% due 05/15/2050	675	575
5.250% due 04/15/2029	200	198
5.875% due 01/15/2024	130	133
5.950% due 12/01/2025	40	41
6.125% due 12/15/2045	2,080	1,988
6.500% due 02/01/2042	800	799
EnLink Midstream LLC 5.625% due 01/15/2028	750	689
Enterprise Products Operating LLC 4.200% due 01/31/2050	200	167
EQM Midstream Partners LP
4.500% due 01/15/2029	2,220	1,806
6.000% due 07/01/2025	144	138
6.500% due 07/01/2027	1,930	1,798
EQT Corp.
5.000% due 01/15/2029	900	873
7.500% due 02/01/2030	2,000	2,151
Expedia Group, Inc.
2.950% due 03/15/2031	1,350	1,075
3.250% due 02/15/2030	90	75
4.625% due 08/01/2027	400	385
6.250% due 05/01/2025	1,323	1,364
FAGE International SA 5.625% due 08/15/2026	741	633
Fair Isaac Corp.
4.000% due 06/15/2028	2,095	1,860
5.250% due 05/15/2026	400	398

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

Ferguson Finance PLC 3.250% due 06/02/2030		600	520
First Student Bidco, Inc. 4.000% due 07/31/2029		2,675	2,144
Fiserv, Inc. 4.400% due 07/01/2049		520	448
Ford Motor Co. 3.250% due 02/12/2032		1,900	1,428
Foundation Building Materials, Inc. 6.000% due 03/01/2029		375	275
Freeport-McMoRan, Inc.
4.125% due 03/01/2028		2,920	2,715
4.375% due 08/01/2028		1,000	935
5.250% due 09/01/2029		500	478
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		2,940	2,327
Fresnillo PLC 4.250% due 10/02/2050		2,000	1,471
Frontier Communications Holdings LLC
5.875% due 10/15/2027		2,750	2,480
6.750% due 05/01/2029		1,220	1,007
Full House Resorts, Inc. 8.250% due 02/15/2028		2,975	2,382
Gap, Inc.
3.625% due 10/01/2029		3,100	2,183
3.875% due 10/01/2031		1,550	1,084
Garda World Security Corp. 4.625% due 02/15/2027		660	569
Gartner, Inc.
3.750% due 10/01/2030		2,825	2,410
4.500% due 07/01/2028		910	837
Gazprom PJSC Via Gaz Capital SA
5.150% due 02/11/2026		3,000	975
8.625% due 04/28/2034		5,500	2,062
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		649	607
General Motors Co. 6.800% due 10/01/2027 (j)		600	632
Global Medical Response, Inc. 6.500% due 10/01/2025		1,275	1,138
Global Partners LP 6.875% due 01/15/2029		1,670	1,415
Globo Comunicacao e Participacoes SA 4.875% due 01/22/2030		500	392
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		290	266
goeasy Ltd. 5.375% due 12/01/2024		4,030	3,705
Graphic Packaging International LLC 3.500% due 03/01/2029		1,610	1,354
Gray Oak Pipeline LLC 3.450% due 10/15/2027		470	430
Grifols Escrow Issuer SA
3.875% due 10/15/2028	EUR	1,750	1,519
4.750% due 10/15/2028		$900	782
GYP Holdings Corp. 4.625% due 05/01/2029		400	313
Hanesbrands, Inc. 4.875% due 05/15/2026		3,000	2,785
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026		1,125	1,011
HCA, Inc.
3.500% due 09/01/2030		480	410
4.500% due 02/15/2027		3,360	3,233
5.375% due 09/01/2026		2,813	2,794
5.625% due 09/01/2028		3,160	3,114
5.875% due 02/15/2026		205	206
HealthEquity, Inc. 4.500% due 10/01/2029		2,000	1,752
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		6,375	5,079
3.750% due 05/01/2029		5,000	4,247
4.000% due 05/01/2031		1,375	1,147
5.750% due 05/01/2028		1,500	1,429
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		1,100	841
5.000% due 06/01/2029		1,675	1,359
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		582	549
Hologic, Inc. 3.250% due 02/15/2029		1,250	1,072
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027		900	777
Hyatt Hotels Corp. 2.563% (SOFRINDX + 1.050%) due 10/01/2023 ~		1,400	1,398

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

Hyundai Capital America 1.150% due 11/10/2022		1,000	993
iHeartCommunications, Inc.
6.375% due 05/01/2026		529	491
8.375% due 05/01/2027		959	764
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	2,200	2,016
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		1,200	984
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,650	1,471
Imola Merger Corp. 4.750% due 05/15/2029		1,825	1,533
Industrias Penoles SAB de CV
4.150% due 09/12/2029		700	638
4.750% due 08/06/2050		800	637
INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	1,000	885
3.375% due 01/15/2026		$1,100	926
Infor, Inc. 1.750% due 07/15/2025		900	833
Innophos Holdings, Inc. 9.375% due 02/15/2028		1,130	1,031
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		2,150	1,785
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		5,213	4,314
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	800	750
International Game Technology PLC 5.250% due 01/15/2029		$1,000	908
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (c)		575	461
Jaguar Land Rover Automotive PLC
4.500% due 07/15/2028	EUR	3,000	2,261
5.875% due 11/15/2024		2,900	2,803
6.875% due 11/15/2026		2,725	2,515
7.750% due 10/15/2025		$1,600	1,484
JELD-WEN, Inc. 4.625% due 12/15/2025		100	85
JetBlue Pass-Through Trust 4.000% due 05/15/2034		1,732	1,614
John Lewis PLC 4.250% due 12/18/2034	GBP	800	741
Kansas City Southern
3.500% due 05/01/2050		$500	391
4.200% due 11/15/2069		270	220
Kimberly-Clark de Mexico SAB de CV 2.431% due 07/01/2031		1,800	1,500
Kinder Morgan, Inc. 7.750% due 01/15/2032		10,100	11,796
Kraft Heinz Foods Co.
4.375% due 06/01/2046		7,600	6,346
5.000% due 06/04/2042		6,000	5,492
5.200% due 07/15/2045		4,180	3,877
6.875% due 01/26/2039		1,000	1,101
Kronos Acquisition Holdings, Inc.
5.000% due 12/31/2026		100	86
7.000% due 12/31/2027		700	526
Lamar Media Corp.
3.625% due 01/15/2031		775	636
4.000% due 02/15/2030		500	421
Las Vegas Sands Corp. 3.900% due 08/08/2029		1,630	1,333
LBM Acquisition LLC 6.250% due 01/15/2029		2,100	1,355
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026		500	420
Leidos, Inc.
2.300% due 02/15/2031		950	758
4.375% due 05/15/2030		640	593
Lenovo Group Ltd. 3.421% due 11/02/2030		3,000	2,557
Level 3 Financing, Inc.
3.400% due 03/01/2027		600	518
3.625% due 01/15/2029		4,250	3,285
3.750% due 07/15/2029		1,825	1,414
3.875% due 11/15/2029		980	811
Leviathan Bond Ltd.
5.750% due 06/30/2023		1,000	989
6.500% due 06/30/2027		1,470	1,362
LifePoint Health, Inc. 5.375% due 01/15/2029		1,875	1,381
Live Nation Entertainment, Inc. 4.750% due 10/15/2027		480	427

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

LogMeIn, Inc. 5.500% due 09/01/2027		2,060	1,439
Madison IAQ LLC 5.875% due 06/30/2029		1,100	846
Magallanes, Inc. 5.141% due 03/15/2052		1,000	841
Marriott International, Inc. 3.500% due 10/15/2032		2,210	1,909
Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		575	479
6.125% due 09/15/2025		461	457
Masco Corp. 4.500% due 05/15/2047		490	418
Masonite International Corp. 3.500% due 02/15/2030		5,300	4,228
Mattel, Inc.
3.375% due 04/01/2026		875	804
3.750% due 04/01/2029		725	653
5.875% due 12/15/2027		400	392
MEG Energy Corp.
5.875% due 02/01/2029		550	503
7.125% due 02/01/2027		1,100	1,110
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		700	524
5.250% due 04/26/2026		1,700	1,202
5.375% due 12/04/2029		5,700	3,449
5.625% due 07/17/2027		1,630	1,095
5.750% due 07/21/2028		200	129
Mercer International, Inc. 5.125% due 02/01/2029		1,500	1,284
MGM China Holdings Ltd.
4.750% due 02/01/2027		4,800	3,399
5.375% due 05/15/2024		2,250	1,920
5.875% due 05/15/2026		2,675	2,026
MGM Resorts International 5.500% due 04/15/2027		1,110	998
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		1,400	1,143
Mileage Plus Holdings LLC 6.500% due 06/20/2027		800	789
Mitchells & Butlers Finance PLC 6.469% due 09/15/2032	GBP	1,700	2,147
MMK International Capital DAC 4.375% due 06/13/2024		$3,300	1,188
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		1,275	1,138
MPLX LP 4.250% due 12/01/2027		100	97
National Fuel Gas Co. 2.950% due 03/01/2031		1,150	934
NCL Corp. Ltd.
3.625% due 12/15/2024		2,150	1,791
5.875% due 02/15/2027		900	771
NCR Corp. 5.000% due 10/01/2028		3,740	3,176
NESCO Holdings, Inc. 5.500% due 04/15/2029		1,400	1,177
Netflix, Inc.
3.625% due 05/15/2027	EUR	4,730	4,655
3.625% due 06/15/2030		2,000	1,819
3.875% due 11/15/2029		3,200	3,034
4.875% due 06/15/2030		$2,560	2,348
5.375% due 11/15/2029		1,755	1,662
5.875% due 11/15/2028		5,900	5,783
6.375% due 05/15/2029		1,070	1,083
New Albertsons LP 6.570% due 02/23/2028		800	785
Newell Brands, Inc. 4.875% due 06/01/2025		480	474
Nexstar Media, Inc. 5.625% due 07/15/2027		450	412
Nidda Healthcare Holding GmbH 3.500% due 09/30/2024	EUR	1,000	931
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025		$68	67
Nielsen Finance LLC
4.750% due 07/15/2031		1,250	1,126
5.625% due 10/01/2028		2,600	2,422
5.875% due 10/01/2030		1,680	1,546
Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	1,500	1,401
4.345% due 09/17/2027		$3,000	2,756
4.810% due 09/17/2030		5,880	5,229
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (c)		682	747

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

Northriver Midstream Finance LP 5.625% due 02/15/2026		2,350	2,134
NortonLifeLock, Inc. 5.000% due 04/15/2025		185	181
Novelis Corp.
3.250% due 11/15/2026		600	508
3.875% due 08/15/2031		700	540
NuStar Logistics LP
5.750% due 10/01/2025		1,800	1,686
6.375% due 10/01/2030		1,310	1,140
NVR, Inc. 3.000% due 05/15/2030		940	811
NXP BV
3.150% due 05/01/2027		200	186
3.875% due 06/18/2026		1,400	1,350
Occidental Petroleum Corp.
5.500% due 12/01/2025 (j)		4,325	4,267
5.875% due 09/01/2025		2,500	2,494
6.375% due 09/01/2028		3,980	4,036
6.450% due 09/15/2036		250	257
6.625% due 09/01/2030		1,990	2,053
8.000% due 07/15/2025		3,450	3,637
8.875% due 07/15/2030		1,040	1,196
Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/01/2022 (f)(h)		3,197	13
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	1,750	1,492
4.250% due 10/01/2028		$1,700	1,334
ON Semiconductor Corp. 3.875% due 09/01/2028		1,820	1,605
Open Text Holdings, Inc. 4.125% due 02/15/2030		600	520
Oracle Corp.
3.600% due 04/01/2040		2,110	1,580
3.600% due 04/01/2050		4,700	3,274
3.800% due 11/15/2037		600	468
3.850% due 04/01/2060		4,700	3,231
3.950% due 03/25/2051 (j)		1,200	883
4.000% due 11/15/2047		3,000	2,230
Organon & Co.
4.125% due 04/30/2028		8,000	7,110
5.125% due 04/30/2031		1,800	1,560
Outfront Media Capital LLC
4.250% due 01/15/2029		950	758
4.625% due 03/15/2030		300	237
5.000% due 08/15/2027		460	403
Owens & Minor, Inc. 4.500% due 03/31/2029		915	748
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		1,000	851
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		3,100	2,657
Papa John's International, Inc. 3.875% due 09/15/2029		1,100	909
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		1,300	1,302
5.375% due 05/05/2045		2,000	1,874
Penske Truck Leasing Co. LP
3.350% due 11/01/2029		100	91
3.450% due 07/01/2024		1,610	1,577
Performance Food Group, Inc. 6.875% due 05/01/2025		800	797
Pertamina Persero PT
4.150% due 02/25/2060		1,000	747
4.175% due 01/21/2050		1,500	1,178
4.700% due 07/30/2049		3,000	2,487
5.625% due 05/20/2043		3,100	2,893
6.500% due 05/27/2041		3,000	3,030
6.500% due 11/07/2048		3,500	3,561
Petroleos de Venezuela SA
3.250% due 02/05/2028	EUR	600	494
5.375% due 04/12/2027 ^(d)		$11,221	670
5.500% due 04/12/2037 ^(d)		47,485	2,837
Petroleos Mexicanos
6.350% due 02/12/2048		4,526	2,672
6.375% due 01/23/2045		8,510	5,173
6.625% due 06/15/2035		6,010	4,117
6.625% due 06/15/2038		6,400	4,230
6.700% due 02/16/2032		7,538	5,764
6.750% due 09/21/2047		13,456	8,356
6.950% due 01/28/2060		7,462	4,616
7.690% due 01/23/2050		22,770	15,554
Petronas Capital Ltd. 4.550% due 04/21/2050		3,900	3,733
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		900	829

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

PetSmart, Inc.
4.750% due 02/15/2028		1,950	1,693
7.750% due 02/15/2029		825	745
Picasso Finance Sub, Inc. 6.125% due 06/15/2025		518	506
Pilgrim's Pride Corp. 5.875% due 09/30/2027		400	384
Post Holdings, Inc.
4.500% due 09/15/2031		2,950	2,421
4.625% due 04/15/2030		2,510	2,122
5.625% due 01/15/2028		200	190
PRA Health Sciences, Inc. 2.875% due 07/15/2026		300	267
Premier Entertainment Sub LLC
5.625% due 09/01/2029		400	285
5.875% due 09/01/2031		3,000	2,086
Presidio Holdings, Inc.
4.875% due 02/01/2027		1,810	1,665
8.250% due 02/01/2028		460	405
Prestige Brands, Inc.
3.750% due 04/01/2031		850	706
5.125% due 01/15/2028		100	93
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		3,250	2,784
Prime Security Services Borrower LLC
3.375% due 08/31/2027		3,400	2,811
5.750% due 04/15/2026		1,440	1,346
6.250% due 01/15/2028		310	260
Prosus NV
1.539% due 08/03/2028	EUR	1,500	1,247
1.985% due 07/13/2033		2,350	1,655
3.061% due 07/13/2031		$1,850	1,364
3.680% due 01/21/2030		1,200	957
3.832% due 02/08/2051		2,000	1,208
4.027% due 08/03/2050		900	560
PTC, Inc. 4.000% due 02/15/2028		200	181
Quanta Services, Inc. 2.900% due 10/01/2030		975	804
Radiate Holdco LLC
4.500% due 09/15/2026		4,000	3,455
6.500% due 09/15/2028		1,300	1,008
Rattler Midstream LP 5.625% due 07/15/2025		2,450	2,452
Rede D'or Finance SARL 4.500% due 01/22/2030		684	579
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		800	733
Resolute Forest Products, Inc. 4.875% due 03/01/2026		275	249
Rockies Express Pipeline LLC
3.600% due 05/15/2025		70	64
4.800% due 05/15/2030		1,430	1,193
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029		1,000	852
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,000	987
5.750% due 10/15/2027	GBP	2,550	2,930
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025		$665	685
RP Escrow Issuer LLC 5.250% due 12/15/2025		925	801
S&P Global, Inc.
4.250% due 05/01/2029		400	396
4.750% due 08/01/2028		345	351
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		2,300	2,207
5.625% due 03/01/2025		7,544	7,703
5.750% due 05/15/2024		4,900	5,001
Sabre Global, Inc. 7.375% due 09/01/2025		740	688
Sands China Ltd.
3.100% due 03/08/2029		3,700	2,624
3.250% due 08/08/2031		2,100	1,391
3.800% due 01/08/2026		1,000	803
5.125% due 08/08/2025		2,100	1,765
5.400% due 08/08/2028		4,100	3,168
Santos Finance Ltd. 3.649% due 04/29/2031		1,325	1,125
Sasol Financing USA LLC
4.375% due 09/18/2026		1,800	1,589
5.875% due 03/27/2024		5,300	5,197
Saudi Arabian Oil Co.
3.250% due 11/24/2050		550	401
3.500% due 11/24/2070		2,000	1,422

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

Scientific Games International, Inc. 8.625% due 07/01/2025		1,190	1,222
Seagate HDD Cayman
3.125% due 07/15/2029		2,000	1,572
3.375% due 07/15/2031		2,795	2,178
Sensata Technologies BV 4.000% due 04/15/2029		2,500	2,126
SIG Combibloc PurchaseCo SARL
1.875% due 06/18/2023	EUR	1,400	1,450
2.125% due 06/18/2025		1,400	1,402
Simmons Foods, Inc. 4.625% due 03/01/2029		$250	212
Sinclair Television Group, Inc. 4.125% due 12/01/2030		1,125	894
Sirius XM Radio, Inc.
3.875% due 09/01/2031		1,050	838
4.125% due 07/01/2030		1,200	1,005
Smith & Nephew PLC 2.032% due 10/14/2030		1,700	1,354
Southern Co. 3.700% due 04/30/2030		2,300	2,136
Southwestern Energy Co. 5.375% due 02/01/2029		660	613
Spectrum Brands, Inc.
3.875% due 03/15/2031		425	343
5.500% due 07/15/2030		2,100	1,894
Speedway Motorsports LLC 4.875% due 11/01/2027		950	842
Spirit AeroSystems, Inc. 7.500% due 04/15/2025		1,140	1,062
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		78	69
4.100% due 10/01/2029		378	363
Sprint Spectrum Co. LLC 5.152% due 09/20/2029		2,200	2,220
SRS Distribution, Inc.
4.625% due 07/01/2028		1,525	1,337
6.125% due 07/01/2029		500	395
Stagwell Global LLC 5.625% due 08/15/2029		3,000	2,419
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	3,990	3,284
3.375% due 01/15/2031		$6,420	4,748
4.375% due 07/15/2030		1,190	941
4.750% due 01/15/2028		1,200	1,029
5.000% due 02/15/2027		1,170	1,046
Staples, Inc. 7.500% due 04/15/2026		1,031	858
Station Casinos LLC
4.500% due 02/15/2028		1,220	1,032
4.625% due 12/01/2031		2,000	1,562
Stryker Corp. 2.900% due 06/15/2050		400	290
Studio City Finance Ltd. 5.000% due 01/15/2029		1,250	647
Suburban Propane Partners LP 5.000% due 06/01/2031		1,075	916
Sunoco LP 4.500% due 05/15/2029		1,875	1,549
Superior Plus LP 4.500% due 03/15/2029		800	682
Switch Ltd. 3.750% due 09/15/2028		1,095	1,084
Syneos Health, Inc. 3.625% due 01/15/2029		1,500	1,272
T-Mobile USA, Inc.
2.050% due 02/15/2028		2,300	1,999
2.250% due 02/15/2026		1,300	1,172
2.550% due 02/15/2031		1,165	982
2.625% due 02/15/2029		350	296
2.875% due 02/15/2031		3,210	2,671
3.000% due 02/15/2041		1,700	1,270
3.300% due 02/15/2051		1,000	730
3.500% due 04/15/2031		2,675	2,315
3.750% due 04/15/2027		760	732
3.875% due 04/15/2030		4,650	4,344
4.750% due 02/01/2028		2,492	2,420
5.375% due 04/15/2027		1,095	1,085
TeamSystem SpA 3.500% due 02/15/2028	EUR	400	355
Teck Resources Ltd. 3.900% due 07/15/2030		$1,040	958
TEGNA, Inc.
4.625% due 03/15/2028		2,150	2,016
4.750% due 03/15/2026		1,000	961

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

Teleflex, Inc. 4.625% due 11/15/2027		200	185
Tencent Holdings Ltd.
2.985% due 01/19/2023		300	299
3.240% due 06/03/2050		1,200	830
3.290% due 06/03/2060		1,000	664
3.595% due 01/19/2028		1,000	951
3.925% due 01/19/2038		200	171
3.940% due 04/22/2061		2,000	1,526
Tenet Healthcare Corp.
4.250% due 06/01/2029		920	778
4.375% due 01/15/2030		1,200	1,018
4.625% due 06/15/2028		660	576
6.125% due 10/01/2028		1,010	867
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027		1,500	1,340
Topaz Solar Farms LLC 5.750% due 09/30/2039		678	616
TopBuild Corp. 4.125% due 02/15/2032		1,600	1,235
TransDigm, Inc. 4.625% due 01/15/2029		775	626
Transocean Pontus Ltd. 6.125% due 08/01/2025		4,342	3,979
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		800	657
Travel & Leisure Co.
4.500% due 12/01/2029		2,100	1,628
4.625% due 03/01/2030		1,100	854
5.650% due 04/01/2024		9,291	9,145
6.000% due 04/01/2027		188	171
TreeHouse Foods, Inc. 4.000% due 09/01/2028		1,690	1,379
TripAdvisor, Inc. 7.000% due 07/15/2025		870	843
Triumph Group, Inc. 8.875% due 06/01/2024		727	733
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		233	194
Twilio, Inc. 3.625% due 03/15/2029		1,800	1,517
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		262	239
U.S. Foods, Inc. 4.750% due 02/15/2029		600	526
U.S. Renal Care, Inc. 10.625% due 07/15/2027		2,227	841
Uber Technologies, Inc. 4.500% due 08/15/2029		950	783
United Airlines Pass-Through Trust
2.700% due 11/01/2033		273	234
2.900% due 11/01/2029		588	518
3.100% due 01/07/2030		210	192
3.500% due 09/01/2031		417	382
4.150% due 02/25/2033		1,194	1,126
5.875% due 04/15/2029		4,463	4,393
United Airlines, Inc.
4.375% due 04/15/2026		5,080	4,494
4.625% due 04/15/2029		1,400	1,192
United Group BV 4.875% due 07/01/2024	EUR	400	382
Univision Communications, Inc.
4.500% due 05/01/2029		$2,400	2,016
5.125% due 02/15/2025		2,000	1,886
6.625% due 06/01/2027		4,210	4,016
Vail Resorts, Inc. 6.250% due 05/15/2025		300	300
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (c)		1,486	1,444
Vale Overseas Ltd.
3.750% due 07/08/2030		460	404
6.875% due 11/10/2039		770	821
Valvoline, Inc. 3.625% due 06/15/2031		1,375	1,103
Verisure Holding AB 3.250% due 02/15/2027	EUR	2,000	1,738
Veritas U.S., Inc. 7.500% due 09/01/2025		$1,040	782
Vertiv Group Corp. 4.125% due 11/15/2028		1,775	1,444
Viasat, Inc.
5.625% due 09/15/2025		500	405
6.500% due 07/15/2028		1,590	1,097
Viavi Solutions, Inc. 3.750% due 10/01/2029		1,300	1,091

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

Viking Cruises Ltd.
7.000% due 02/15/2029		1,200	901
13.000% due 05/15/2025		3,030	3,109
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		550	434
Viper Energy Partners LP 5.375% due 11/01/2027		660	632
Virgin Media Finance PLC
3.750% due 07/15/2030	EUR	680	533
5.000% due 07/15/2030		$2,700	2,147
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,200	5,116
5.000% due 04/15/2027		3,200	3,540
5.250% due 05/15/2029		100	104
5.500% due 05/15/2029		$8,710	7,805
Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028	GBP	3,100	3,038
Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	2,400	1,946
4.250% due 01/31/2031		$3,850	3,106
VOC Escrow Ltd. 5.000% due 02/15/2028		2,518	2,027
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	400	343
WESCO Distribution, Inc.
7.125% due 06/15/2025		$960	960
7.250% due 06/15/2028		3,400	3,371
Western Digital Corp. 4.750% due 02/15/2026		3,040	2,909
Western Midstream Operating LP
3.600% due 02/01/2025		200	185
4.550% due 02/01/2030		2,320	2,013
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		100	97
White Cap Buyer LLC 6.875% due 10/15/2028		1,050	841
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (c)		700	584
Williams Scotsman International, Inc. 4.625% due 08/15/2028		1,700	1,452
Windstream Escrow LLC 7.750% due 08/15/2028		1,000	808
WMG Acquisition Corp. 3.875% due 07/15/2030		860	717
WR Grace Holdings LLC 4.875% due 06/15/2027		3,810	3,320
WRKCo, Inc. 4.000% due 03/15/2028		464	453
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		2,760	2,418
Wynn Las Vegas LLC
4.250% due 05/30/2023		2,200	2,115
5.250% due 05/15/2027		3,800	3,260
5.500% due 03/01/2025		1,225	1,123
Wynn Macau Ltd.
5.500% due 01/15/2026		2,620	1,819
5.500% due 10/01/2027		600	389
5.625% due 08/26/2028		5,325	3,295
Wynn Resorts Finance LLC
5.125% due 10/01/2029		2,250	1,775
7.750% due 04/15/2025		1,200	1,169
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,944	2,004
Yum! Brands, Inc.
3.625% due 03/15/2031		310	261
4.625% due 01/31/2032		2,325	2,061
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		2,000	1,663
6.125% due 03/01/2028		1,400	1,015
Ziggo Bond Co. BV 5.125% due 02/28/2030		800	629
Ziggo BV 4.875% due 01/15/2030		4,800	4,083
ZipRecruiter, Inc. 5.000% due 01/15/2030		1,000	841
ZoomInfo Technologies LLC 3.875% due 02/01/2029		1,200	1,007

			1,062,977

UTILITIES 4.9%
Alabama Power Co. 1.450% due 09/15/2030		1,570	1,275
Ameren Illinois Co. 3.250% due 03/15/2050		300	235

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

AT&T, Inc.
2.550% due 12/01/2033		547	444
2.750% due 06/01/2031		2,000	1,729
3.500% due 06/01/2041		2,000	1,600
3.500% due 09/15/2053		2,526	1,919
3.550% due 09/15/2055		10,091	7,577
3.650% due 09/15/2059		5,552	4,170
3.800% due 12/01/2057		1,157	896
4.300% due 02/15/2030		1,600	1,563
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		575	502
Blue Racer Midstream LLC 7.625% due 12/15/2025		325	308
Centrais Eletricas Brasileiras SA
3.625% due 02/04/2025		600	571
4.625% due 02/04/2030		1,200	1,019
Clearway Energy Operating LLC 3.750% due 02/15/2031		2,665	2,157
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030		600	596
Crestwood Midstream Partners LP 6.000% due 02/01/2029		1,975	1,727
CrownRock LP 5.000% due 05/01/2029		1,325	1,190
Duke Energy Carolinas LLC 3.700% due 12/01/2047		100	85
Duke Energy Florida LLC 1.750% due 06/15/2030		900	747
Edison International
3.125% due 11/15/2022		900	899
3.550% due 11/15/2024		400	391
Electricite de France SA 5.250% due 10/13/2055		300	261
Endeavor Energy Resources LP 6.625% due 07/15/2025		1,350	1,359
Enel Finance International NV
2.250% due 07/12/2031		1,700	1,336
2.650% due 09/10/2024		2,200	2,133
6.000% due 10/07/2039		1,300	1,295
Entergy Corp. 2.950% due 09/01/2026		100	95
Entergy Texas, Inc. 1.750% due 03/15/2031		2,000	1,619
Eskom Holdings SOC Ltd.
6.350% due 08/10/2028		3,800	3,415
6.750% due 08/06/2023		1,000	922
Exelon Corp.
4.050% due 04/15/2030		790	759
4.700% due 04/15/2050		200	188
FEL Energy SARL 5.750% due 12/01/2040		4,992	3,632
FirstEnergy Corp. 2.250% due 09/01/2030		280	222
FirstEnergy Transmission LLC 2.866% due 09/15/2028		2,000	1,694
Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		4,800	1,440
3.250% due 02/25/2030		7,230	2,169
Genesis Energy LP 8.000% due 01/15/2027		1,525	1,354
India Green Energy Holdings 5.375% due 04/29/2024		1,200	1,123
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		300	279
Kentucky Utilities Co. 3.300% due 06/01/2050		100	78
Lumen Technologies, Inc. 4.000% due 02/15/2027		580	492
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		650	635
Narragansett Electric Co. 3.395% due 04/09/2030		600	564
NextEra Energy Capital Holdings, Inc. 2.200% due 12/02/2026	AUD	6,900	4,218
NGPL PipeCo LLC
4.875% due 08/15/2027		$1,602	1,586
7.768% due 12/15/2037		1,139	1,241
NiSource, Inc. 3.600% due 05/01/2030		1,000	917
ONEOK, Inc.
6.350% due 01/15/2031		1,000	1,046
7.500% due 09/01/2023		1,498	1,552
Pacific Gas & Electric Co.
2.100% due 08/01/2027		300	252
2.500% due 02/01/2031		1,400	1,072
2.950% due 03/01/2026		400	364

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

3.150% due 01/01/2026		1,110	1,018
3.250% due 06/15/2023		300	296
3.250% due 06/01/2031		350	283
3.300% due 03/15/2027		700	628
3.300% due 12/01/2027		2,900	2,535
3.400% due 08/15/2024		800	770
3.500% due 06/15/2025		1,610	1,526
3.500% due 08/01/2050		130	87
3.750% due 02/15/2024		890	870
3.750% due 07/01/2028		150	133
3.750% due 08/15/2042		100	68
3.950% due 12/01/2047		1,000	694
4.200% due 03/01/2029		2,000	1,787
4.200% due 06/01/2041		500	367
4.250% due 08/01/2023		100	99
4.250% due 03/15/2046		200	146
4.300% due 03/15/2045		600	437
4.450% due 04/15/2042		500	376
4.500% due 07/01/2040		1,400	1,087
4.550% due 07/01/2030		544	484
4.600% due 06/15/2043		300	229
4.650% due 08/01/2028		800	742
4.950% due 07/01/2050		444	355
Pattern Energy Operations LP 4.500% due 08/15/2028		920	802
Pedernales Electric Cooperative, Inc. 5.952% due 11/15/2022		100	101
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.000% due 06/30/2030		5,200	4,272
4.000% due 06/30/2050		5,400	3,766
4.125% due 05/15/2027		600	577
4.375% due 02/05/2050		1,000	738
4.875% due 07/17/2049		3,200	2,498
6.150% due 05/21/2048		2,820	2,586
6.250% due 01/25/2049		2,000	1,840
PLT Finance SARL 4.625% due 01/05/2026	EUR	1,000	923
Rio Oil Finance Trust
8.200% due 04/06/2028		$2,194	2,283
9.250% due 07/06/2024		6,739	6,991
SA Global Sukuk Ltd. 2.694% due 06/17/2031		2,850	2,510
San Diego Gas & Electric Co. 1.700% due 10/01/2030		1,900	1,561
Southern California Edison Co.
2.850% due 08/01/2029		100	89
3.650% due 02/01/2050		1,475	1,130
4.650% due 10/01/2043		800	728
4.875% due 03/01/2049		300	273
5.625% due 02/01/2036		1,000	1,011
6.650% due 04/01/2029		200	214
Southern California Gas Co. 2.550% due 02/01/2030		800	708
Southern Gas Corridor CJSC 6.875% due 03/24/2026		7,780	7,657
Sprint Communications, Inc. 6.000% due 11/15/2022		900	907
Sprint Corp.
7.125% due 06/15/2024		12,045	12,399
7.625% due 02/15/2025		12,440	12,990
7.625% due 03/01/2026		2,725	2,877
7.875% due 09/15/2023		8,155	8,432
System Energy Resources, Inc. 2.140% due 12/09/2025		1,200	1,115
Tallgrass Energy Partners LP
6.000% due 12/31/2030		2,775	2,307
7.500% due 10/01/2025		930	902
Targa Resources Partners LP
4.000% due 01/15/2032		775	665
4.875% due 02/01/2031		4,645	4,243
6.875% due 01/15/2029		580	593
Telecom Italia Capital SA
7.200% due 07/18/2036		100	76
7.721% due 06/04/2038		150	116
Telefonica Chile SA 3.875% due 10/12/2022		300	301
Verizon Communications, Inc.
2.550% due 03/21/2031		1,800	1,541
2.987% due 10/30/2056		4,300	2,995
Vodafone Group PLC
4.375% due 02/19/2043		3,700	3,222
4.875% due 06/19/2049		930	854
5.125% due 06/19/2059		700	646
5.250% due 05/30/2048		1,000	954
7.875% due 02/15/2030		300	355

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

VTR Comunicaciones SpA 5.125% due 01/15/2028	1,836	1,327

		189,004

Total Corporate Bonds & Notes (Cost $2,292,262)		1,914,133

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	720	865

Total Municipal Bonds & Notes (Cost $970)		865

U.S. GOVERNMENT AGENCIES 5.4%
Fannie Mae
2.045% due 10/18/2030 •	1	1
3.026% due 09/25/2040 •(a)	420	30
4.176% due 09/25/2037 •(a)	476	50
6.500% due 06/25/2028	19	20
6.850% due 12/18/2027	10	11
Freddie Mac
1.524% due 02/25/2045 •	5	5
1.676% due 10/25/2044 •	30	31
1.824% due 09/15/2030 •	4	4
1.876% due 07/25/2044 •	49	51
6.500% due 07/25/2043	4	4
Ginnie Mae
1.625% (H15T1Y + 1.500%) due 07/20/2026 ~	3	3
1.750% (H15T1Y + 1.500%) due 11/20/2023 ~	1	1
1.750% due 11/20/2026 - 11/20/2027 •	7	7
1.875% (H15T1Y + 1.500%) due 05/20/2026 ~	4	4
2.625% (H15T1Y + 1.500%) due 03/20/2026 ~	2	2
6.112% due 09/16/2042 ~	185	185
U.S. Small Business Administration
4.340% due 03/01/2024	5	5
5.080% due 11/01/2022	3	3
5.130% due 09/01/2023	1	1
Uniform Mortgage-Backed Security
3.000% due 02/01/2047	649	615
3.500% due 11/01/2045 - 10/01/2048	7,038	6,877
4.000% due 07/01/2048 - 06/01/2049	1,613	1,615
5.000% due 11/01/2035	21	22
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2052 - 08/01/2052	28,000	26,057
3.500% due 07/01/2052 - 08/01/2052	127,000	122,158
4.000% due 07/01/2052	50,100	49,418

Total U.S. Government Agencies (Cost $209,243)		207,180

U.S. TREASURY OBLIGATIONS 11.2%
U.S. Treasury Bonds
1.625% due 11/15/2050	15,820	11,134
1.750% due 08/15/2041	14,900	11,340
1.875% due 02/15/2041	75,000	58,853
2.250% due 02/15/2052	15,800	13,008
2.875% due 05/15/2043	12,532	11,438
3.125% due 02/15/2042	30,600	29,324
3.125% due 02/15/2043	18,631	17,718
3.750% due 11/15/2043	1,500	1,570
U.S. Treasury Notes
2.000% due 06/30/2024 (n)	42,600	41,803
2.125% due 02/29/2024 (n)(p)	17,100	16,872
2.125% due 07/31/2024	34,200	33,609
2.125% due 09/30/2024 (n)(p)	22,400	21,988
2.250% due 11/15/2024 (n)	16,300	16,029
2.250% due 12/31/2024 (n)	87,000	85,403
2.625% due 12/31/2023	31,000	30,850
2.875% due 10/31/2023 (n)	34,900	34,869

Total U.S. Treasury Obligations (Cost $471,540)		435,808

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
Adjustable Rate Mortgage Trust 2.683% due 01/25/2036 ^~	46	41
American Home Mortgage Assets Trust
1.176% due 02/25/2047 •	20,512	9,574
1.814% due 05/25/2046 ^•	141	118
1.834% due 10/25/2046 •	438	254
American Home Mortgage Investment Trust
3.836% due 12/25/2035 •	496	233
6.500% due 03/25/2047 þ	2,031	1,668
BAMLL Commercial Mortgage Securities Trust 2.374% due 04/15/2036 •	3,600	3,528

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

Banc of America Funding Trust
2.472% due 03/20/2036 ~	19	18
2.574% due 09/20/2035 ^~	31	28
5.500% due 01/25/2036	38	38
6.000% due 07/25/2037 ^	232	198
6.000% due 08/25/2037 ^	74	65
Banc of America Mortgage Trust
2.733% due 02/25/2036 ^~	10	9
2.945% due 11/20/2046 ^~	526	482
3.356% due 06/25/2035 ~	62	54
6.000% due 10/25/2036 ^	77	67
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	600	601
Bear Stearns Adjustable Rate Mortgage Trust
2.086% due 01/25/2034 ~	1	1
2.371% due 01/25/2034 ~	4	4
2.548% due 02/25/2033 ~	1	1
2.667% due 01/25/2035 ~	225	215
2.842% due 02/25/2033 ~	2	1
2.961% due 01/25/2035 ~	5	5
3.064% due 08/25/2035 ^~	340	321
3.333% due 02/25/2036 ^~	195	184
Bear Stearns ALT-A Trust
1.964% due 08/25/2036 ^•	502	463
2.752% due 05/25/2035 ~	74	71
2.954% due 11/25/2036 ^~	2,213	1,250
3.074% due 09/25/2035 ^~	356	236
3.128% due 11/25/2036 ~	101	66
3.232% due 11/25/2036 ^~	115	71
3.235% due 08/25/2036 ^~	298	237
3.370% due 03/25/2036 ^~	199	168
Chase Mortgage Finance Trust
5.500% due 11/25/2035	269	218
5.500% due 07/25/2037 ^	953	138
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.834% due 10/25/2046 •	972	973
1.874% due 01/25/2036 •	67	63
Citigroup Commercial Mortgage Trust 3.209% due 05/10/2049	1,100	1,059
Citigroup Global Markets Mortgage Securities, Inc. 2.124% (US0001M + 0.500%) due 05/25/2032 ~	6	6
Citigroup Mortgage Loan Trust
2.360% due 03/25/2034 ~	10	10
2.470% due 10/25/2035 •	88	85
2.797% due 09/25/2037 ^~	45	42
2.829% due 08/25/2035 ^~	14	12
2.943% due 04/25/2037 ^~	183	157
3.150% due 10/25/2035 ^•	120	118
3.396% due 09/25/2037 ^~	225	205
3.950% due 05/25/2035 •	9	9
Citigroup Mortgage Loan Trust, Inc. 2.883% due 05/25/2035 ~	112	110
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	520	472
Commercial Mortgage Trust
4.228% due 05/10/2051	1,000	992
4.411% due 07/10/2045 ~	647	645
Countrywide Alternative Loan Trust
1.476% due 12/25/2035 •	73	63
1.807% due 12/20/2046 ^•	811	681
1.822% due 07/20/2046 ^•	336	258
1.864% (US0001M + 0.240%) due 06/25/2036 ~	1,911	1,799
1.892% due 09/20/2046 •	393	264
1.984% due 04/25/2046 •	6,215	5,789
2.024% (US0001M + 0.400%) due 02/25/2036 ~	4,512	4,019
2.272% due 11/20/2035 •	2,284	2,070
2.351% due 10/25/2035 ^~	7	6
3.163% due 02/25/2037 ^~	516	482
5.500% due 11/25/2035 ^	532	372
5.500% due 12/25/2035 ^	370	267
5.500% due 01/25/2036	118	81
5.750% due 02/25/2035	313	242
5.750% due 03/25/2037 ^•	89	57
6.000% due 02/25/2037 ^	2,459	1,095
6.250% due 11/25/2036 ^	757	615
6.250% (US0001M + 0.650%) due 12/25/2036 ^~	446	229
6.250% due 08/25/2037 ^	3,085	1,939
Countrywide Home Loan Mortgage Pass-Through Trust
2.084% due 05/25/2035 •	71	60
2.169% due 02/25/2034 ~	97	94
2.241% due 07/20/2034 ~	80	77
5.500% due 01/25/2035	203	199
5.500% due 09/25/2035 ^	87	83
5.500% due 12/25/2035 ^	206	137
6.000% due 05/25/2036 ^	134	74
6.000% due 01/25/2037 ^	2,825	1,671

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

Countrywide Home Loan Reperforming REMIC Trust 1.964% (US0001M + 0.340%) due 06/25/2035 ~		56	55
Credit Suisse First Boston Mortgage Securities Corp.
2.857% due 06/25/2033 ~		45	43
6.000% due 01/25/2036 ^		515	341
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.445% due 10/25/2035 ~		11	10
5.500% due 12/25/2035 ^		215	191
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.800% due 07/25/2036 ^þ		87	76
Dragon Finance BV 1.074% due 07/13/2023 •	GBP	1,751	2,100
EMF-NL Prime BV 0.352% due 04/17/2041 •	EUR	611	608
Eurosail PLC
0.148% due 09/10/2044 •		4,400	4,327
2.290% due 09/13/2045 •	GBP	5,438	6,434
2.540% (BP0003M + 0.950%) due 06/13/2045 ~		3,708	4,478
2.540% due 06/13/2045 •		924	1,116
Finsbury Square PLC 1.775% (SONIO/N + 1.010%) due 12/16/2069 ~		38	46
First Horizon Mortgage Pass-Through Trust
2.683% due 02/25/2036 ~		$22	20
5.750% due 05/25/2037 ^		443	223
GMAC Mortgage Corp. Loan Trust
2.858% due 11/19/2035 ~		44	42
2.900% due 04/19/2036 ^~		32	25
GreenPoint Mortgage Funding Trust 2.164% (US0001M + 0.540%) due 11/25/2045 ~		31	27
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.684% due 10/25/2033 ~		60	58
GSR Mortgage Loan Trust
2.867% due 01/25/2036 ^~		39	39
2.894% due 11/25/2035 ^~		58	37
2.933% due 09/25/2035 ~		7	7
3.049% due 11/25/2035 ~		116	116
3.055% due 05/25/2035 ~		150	132
3.093% due 06/25/2034 ~		12	11
3.132% due 05/25/2034 ~		89	83
6.000% due 02/25/2036 ^		1,024	565
6.000% due 03/25/2037 ^		179	111
6.000% due 05/25/2037 ^		55	44
HarborView Mortgage Loan Trust
1.802% (US0001M + 0.190%) due 09/19/2037 ~		312	286
1.802% (US0001M + 0.190%) due 01/19/2038 ~		436	395
1.817% due 12/19/2036 •		2,147	1,888
3.533% due 06/19/2036 ^~		124	77
Hawksmoor Mortgages 1.703% due 05/25/2053 •	GBP	8,669	10,533
HomeBanc Mortgage Trust 2.144% due 01/25/2036 •		$103	100
HPLY Trust 2.324% due 11/15/2036 •		776	754
IndyMac INDX Mortgage Loan Trust
1.894% due 06/25/2037 ^•		76	87
2.104% due 07/25/2035 •		27	25
3.049% due 07/25/2037 ~		98	68
3.130% due 08/25/2036 ~		52	42
3.236% due 06/25/2036 ~		218	206
JP Morgan Alternative Loan Trust 1.904% due 03/25/2037 •		533	554
JP Morgan Mortgage Trust
2.614% due 04/25/2036 ^~		152	134
2.816% due 04/25/2035 ~		164	159
2.904% due 07/25/2035 ~		10	10
2.909% due 08/25/2035 ^~		134	119
3.043% due 07/27/2037 ~		591	554
3.065% due 07/25/2035 ~		16	16
3.084% due 06/25/2037 ^~		780	613
3.369% due 06/25/2036 ^~		46	35
5.750% due 01/25/2036 ^		191	107
Lehman XS Trust 1.804% (US0001M + 0.180%) due 07/25/2037 ^~		305	280
MASTR Adjustable Rate Mortgages Trust
1.216% (12MTA + 0.740%) due 01/25/2047 ^~		146	144
2.104% (US0001M + 0.480%) due 05/25/2037 ~		92	44
2.123% due 11/25/2033 ~		12	11
2.304% (US0001M + 0.680%) due 05/25/2047 ^~		500	425
MASTR Alternative Loan Trust
2.024% due 03/25/2036 ^•		503	47
5.000% due 09/27/2022		468	421
Merrill Lynch Alternative Note Asset Trust 2.950% due 06/25/2037 ^~		97	61
Merrill Lynch Mortgage Investors Trust
2.044% due 02/25/2036 •		587	553
2.596% due 11/25/2035 ~		39	38

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.931% due 12/25/2035 ~		337	262
3.189% due 05/25/2034 ~		103	95
MFA Trust 1.381% due 04/25/2065 ~		4,342	4,186
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		4,479	4,384
Morgan Stanley Mortgage Loan Trust
2.789% due 11/25/2037 ~		608	478
6.000% due 10/25/2037 ^		3,905	2,567
MortgageIT Securities Corp. Mortgage Loan Trust 2.124% due 09/25/2037 •		3,423	3,041
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		4,282	4,150
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.820% due 03/25/2047 þ		87	84
Prime Mortgage Trust 2.124% due 02/25/2035 •		119	118
RBSGC Structured Trust 5.500% due 11/25/2035 ^~		1,141	1,007
RBSSP Resecuritization Trust
1.517% due 04/26/2037 •		8	8
6.500% due 10/26/2036 ~		1,036	905
Residential Accredit Loans, Inc. Trust
1.824% due 05/25/2037 •		246	235
2.004% due 07/25/2036 •		99	98
2.024% (US0001M + 0.400%) due 12/25/2046 ^~		139	125
2.084% due 05/25/2037 ^•		38	32
3.364% due 02/25/2035 ^~		55	47
5.096% due 02/25/2036 ^~		98	81
6.000% due 06/25/2036 ^		59	51
6.000% due 05/25/2037 ^		50	44
6.500% due 07/25/2036		237	204
Residential Asset Securitization Trust
2.024% due 01/25/2046 ^•		736	246
6.000% due 02/25/2036		323	161
6.250% due 09/25/2037 ^		1,865	886
Residential Funding Mortgage Securities, Inc. Trust
3.027% due 09/25/2035 ^~		131	92
3.990% due 02/25/2036 ^~		203	182
6.000% due 10/25/2036 ^		227	203
Stratton Mortgage Funding PLC 1.361% (SONIO/N + 0.900%) due 07/20/2060 ~	GBP	1,973	2,383
Structured Adjustable Rate Mortgage Loan Trust
2.024% due 04/25/2047 •		$338	320
2.853% due 09/25/2035 ~		540	502
3.014% due 03/25/2036 ^~		45	35
3.032% due 01/25/2035 ~		108	108
3.094% due 09/25/2036 ^~		716	581
Structured Asset Mortgage Investments Trust
2.064% due 05/25/2036 •		681	582
2.144% due 05/25/2046 ^•		51	32
2.255% due 09/19/2032 •		8	8
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.394% due 06/25/2033 ~		27	26
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	1,569	1,905
Verus Securitization Trust 3.889% due 03/25/2060 ~		$100	99
Wachovia Mortgage Loan Trust LLC
2.317% due 10/20/2035 ~		11	11
2.864% due 08/20/2035 ^~		119	111
WaMu Mortgage Pass-Through Certificates Trust
1.134% due 12/25/2046 •		133	120
1.176% (12MTA + 0.700%) due 02/25/2047 ^~		317	281
1.226% due 06/25/2047 ^•		37	28
1.356% due 10/25/2046 ^•		583	514
1.473% due 02/27/2034 •		12	12
1.476% due 08/25/2046 •		836	807
1.676% due 11/25/2042 •		1	1
1.723% due 07/25/2046 •		540	486
1.723% (COF 11 + 1.500%) due 10/25/2046 ~		98	90
1.876% (12MTA + 1.400%) due 06/25/2042 ~		1	1
1.876% (12MTA + 1.400%) due 08/25/2042 ~		2	2
2.144% (US0001M + 0.520%) due 11/25/2045 ~		490	452
2.164% due 12/25/2045 •		413	378
2.264% due 08/25/2045 •		262	253
2.529% due 09/25/2033 ~		1,452	1,388
2.856% due 09/25/2036 ^~		172	158
3.052% due 12/25/2036 ^~		207	190
3.145% due 02/25/2037 ^~		1,450	1,349
Washington Mutual Mortgage Pass-Through Certificates Trust
1.316% due 05/25/2047 ^•		26	3
1.864% due 01/25/2047 ^•		358	338
4.057% due 09/25/2036 þ		16,535	5,566
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		900	803

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

4.218% due 07/15/2046 ~	500	500
Wells Fargo Mortgage-Backed Securities Trust
2.488% due 09/25/2033 ~	13	13
2.756% due 04/25/2036 ^~	16	15
2.879% due 11/25/2037 ^~	223	211

Total Non-Agency Mortgage-Backed Securities (Cost $145,369)		133,092

ASSET-BACKED SECURITIES 4.0%
Aames Mortgage Investment Trust 2.929% due 06/25/2035 •	8,000	7,031
ACE Securities Corp. Home Equity Loan Trust 2.224% (US0001M + 0.600%) due 02/25/2036 ~	133	131
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.299% due 01/25/2036 •	3,222	3,177
Argent Securities Trust 2.164% due 05/25/2036 •	580	159
Asset-Backed Funding Certificates Trust
1.784% due 01/25/2037 •	565	348
1.844% due 01/25/2037 •	2,417	1,498
2.224% due 10/25/2034 •	483	482
Bear Stearns Asset-Backed Securities Trust
2.359% (US0001M + 0.735%) due 09/25/2035 ~	563	561
2.424% due 10/27/2032 •	17	17
2.424% (US0001M + 0.800%) due 09/25/2046 ~	1,604	1,507
2.624% due 10/25/2037 •	28	28
2.674% due 08/25/2037 •	249	229
2.874% due 08/25/2037 •	320	316
Carrington Mortgage Loan Trust
2.419% (US0001M + 0.795%) due 09/25/2035 ~	1,215	1,195
2.449% (US0001M + 0.825%) due 02/25/2035 ~	3,253	3,181
CIT Mortgage Loan Trust 2.974% due 10/25/2037 •	455	453
Citigroup Mortgage Loan Trust
2.124% (US0001M + 0.500%) due 08/25/2036 ~	1,637	1,586
7.250% due 05/25/2036 þ	159	94
Countrywide Asset-Backed Certificates
1.784% due 03/25/2037 •	131	131
2.324% due 11/25/2036 •	800	677
Countrywide Asset-Backed Certificates Trust
1.784% (US0001M + 0.160%) due 09/25/2046 ~	10	10
1.844% due 09/25/2037 ^•	86	88
1.854% due 05/25/2037 •	2,211	2,090
1.884% due 11/25/2037 •	4,227	3,934
1.914% due 06/25/2037 •	3,993	3,819
1.914% due 11/25/2037 •	6,638	6,178
4.384% due 10/25/2046 ^~	137	136
6.095% due 08/25/2035 þ	174	172
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 ^þ	248	82
Fieldstone Mortgage Investment Trust 1.326% due 11/25/2036 •	965	630
First Franklin Mortgage Loan Trust
2.104% due 10/25/2036 •	875	639
2.899% (US0001M + 1.275%) due 07/25/2034 ~	185	182
First NLC Trust
1.764% due 08/25/2037 •	146	83
1.904% due 08/25/2037 •	97	55
GSAA Home Equity Trust
1.964% due 09/25/2036 •	981	276
2.104% due 11/25/2036 •	11,872	4,942
2.224% due 03/25/2037 •	190	87
2.224% due 05/25/2047 •	121	87
Home Equity Asset Trust 2.184% due 08/25/2036 •	364	356
Home Equity Mortgage Loan Asset-Backed Trust
1.764% (US0001M + 0.140%) due 11/25/2036 ~	5,851	5,307
1.814% due 04/25/2037 •	3,648	2,530
1.864% due 11/25/2036 •	1,600	1,306
2.284% due 03/25/2036 •	6,000	5,609
JP Morgan Mortgage Acquisition Corp. 2.134% due 02/25/2036 ^•	6,055	5,946
JP Morgan Mortgage Acquisition Trust 1.924% (US0001M + 0.300%) due 07/25/2036 ~	957	485
MASTR Adjustable Rate Mortgages Trust 2.244% (US0001M + 0.620%) due 09/25/2037 ~	2,008	2,015
MASTR Asset-Backed Securities Trust
1.784% (US0001M + 0.160%) due 11/25/2036 ~	7,817	4,950
2.449% (US0001M + 0.825%) due 10/25/2034 ~	255	249
MASTR Specialized Loan Trust 2.749% due 11/25/2035 •	2,996	2,880
Merrill Lynch Mortgage Investors Trust
1.764% due 04/25/2047 •	1,065	499
1.884% (US0001M + 0.260%) due 03/25/2037 ~	1,082	958
1.944% due 03/25/2037 •	565	503

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust
1.714% due 01/25/2037 •		508	270
1.764% due 10/25/2036 •		1,847	940
1.824% due 09/25/2036 •		1,531	617
1.844% (US0001M + 0.220%) due 10/25/2036 ~		1,119	572
3.199% due 09/25/2034 •		698	670
Morgan Stanley Home Equity Loan Trust 1.974% due 04/25/2037 •		165	97
Morgan Stanley Mortgage Loan Trust
2.344% (US0001M + 0.720%) due 04/25/2037 ~		217	79
6.226% due 10/25/2036 ^þ		195	68
New Century Home Equity Loan Trust
2.284% due 02/25/2036 •		74	74
2.509% due 05/25/2034 •		4,779	4,609
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.384% (US0001M + 0.760%) due 12/25/2035 ~		484	468
Option One Mortgage Loan Trust
1.764% due 03/25/2037 •		254	232
1.844% due 01/25/2037 •		376	235
2.124% due 07/25/2036 •		1,459	874
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		927	312
Residential Asset Securities Corp. Trust 2.719% (US0001M + 1.095%) due 03/25/2035 ~		634	615
Securitized Asset-Backed Receivables LLC Trust
1.744% (US0001M + 0.120%) due 12/25/2036 ^~		182	52
2.044% due 11/25/2036 •		24,706	8,355
2.204% due 12/25/2035 •		350	339
SG Mortgage Securities Trust 1.834% (US0001M + 0.210%) due 10/25/2036 ~		2,000	1,541
SoFi Professional Loan Program LLC 2.724% due 10/27/2036 •		739	739
Soundview Home Loan Trust
1.774% (US0001M + 0.150%) due 06/25/2037 ~		2,655	1,918
1.824% due 01/25/2037 •		3,953	3,908
1.884% due 02/25/2037 •		1,345	419
Specialty Underwriting & Residential Finance Trust
1.894% (US0001M + 0.270%) due 04/25/2037 ~		5,863	4,390
2.224% due 12/25/2036 •		330	312
START Ireland 4.089% due 03/15/2044		310	285
Structured Asset Investment Loan Trust
1.774% due 09/25/2036 •		204	199
1.944% due 05/25/2036 •		101	100
2.424% due 07/25/2034 •		5,582	5,403
2.524% due 04/25/2035 •		11,000	10,328
Towd Point Mortgage Trust
2.624% due 10/25/2048 •		11,462	11,344
2.624% (US0001M + 1.000%) due 05/25/2058 ~		614	608
2.900% due 10/25/2059 ~		12,570	12,208
Venture CLO Ltd. 1.924% due 04/15/2027 •		730	722

Total Asset-Backed Securities (Cost $159,472)			153,786

SOVEREIGN ISSUES 13.4%
Albania Government International Bond 3.500% due 06/16/2027	EUR	1,900	1,703
Angolan Government International Bond 8.000% due 11/26/2029		$4,600	3,655
Argentina Government International Bond
0.500% due 07/09/2030 þ		76,077	16,813
1.000% due 07/09/2029		2,318	546
1.125% due 07/09/2035 þ		3,241	685
2.500% due 07/09/2041 þ		5,275	1,371
Brazil Government International Bond
2.875% due 06/06/2025		1,000	944
4.750% due 01/14/2050		7,101	4,832
Chile Government International Bond
1.250% due 01/29/2040	EUR	4,530	3,113
2.450% due 01/31/2031		$600	513
3.500% due 01/31/2034		3,400	3,031
Colombia Government International Bond
4.500% due 01/28/2026		9,000	8,461
5.200% due 05/15/2049		5,700	3,881
Costa Rica Government International Bond 6.125% due 02/19/2031		1,000	936
Dominican Republic International Bond
4.875% due 09/23/2032		3,550	2,740
5.500% due 01/27/2025		7,000	6,966
5.875% due 01/30/2060		5,200	3,571
6.000% due 07/19/2028		3,400	3,170
6.400% due 06/05/2049		3,700	2,773
6.500% due 02/15/2048		1,250	950
6.850% due 01/27/2045		7,700	6,111
6.875% due 01/29/2026		4,000	4,091

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

7.450% due 04/30/2044		800	686
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		585	252
0.500% due 07/31/2040 þ		2,778	1,196
1.000% due 07/31/2035 þ		6,062	3,023
5.000% due 07/31/2030 þ		9,313	6,144
Egypt Government International Bond
4.750% due 04/11/2025	EUR	4,200	3,685
5.577% due 02/21/2023		$9,100	8,942
5.625% due 04/16/2030	EUR	7,350	4,800
6.375% due 04/11/2031		6,300	4,173
7.053% due 01/15/2032		$2,200	1,437
7.500% due 02/16/2061		4,000	2,238
7.625% due 05/29/2032		700	460
8.750% due 09/30/2051		1,900	1,150
El Salvador Government International Bond 7.125% due 01/20/2050		2,000	640
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		8,000	5,380
3.125% due 09/30/2049		6,000	4,673
3.875% due 04/16/2050		700	624
Export-Import Bank of India 3.250% due 01/15/2030		5,000	4,354
Ghana Government International Bond
6.375% due 02/11/2027		900	519
7.875% due 03/26/2027 (l)		2,200	1,284
7.875% due 03/26/2027		2,780	1,623
7.875% due 02/11/2035		2,000	943
8.125% due 03/26/2032		5,260	2,560
8.750% due 03/11/2061		1,500	712
8.950% due 03/26/2051		3,100	1,476
Guatemala Government International Bond
4.500% due 05/03/2026		4,000	3,857
4.900% due 06/01/2030		1,400	1,281
5.375% due 04/24/2032		700	646
6.125% due 06/01/2050		2,400	2,023
Hazine Mustesarligi Varlik Kiralama AS 5.125% due 06/22/2026		8,300	7,424
Hungary Government International Bond 3.125% due 09/21/2051		2,100	1,393
Indonesia Government International Bond
1.100% due 03/12/2033	EUR	1,675	1,254
1.300% due 03/23/2034		2,700	2,016
4.350% due 01/11/2048		$200	176
4.750% due 07/18/2047		1,000	923
5.250% due 01/17/2042		9,400	9,221
6.625% due 02/17/2037		14,600	16,058
Israel Government International Bond 3.800% due 05/13/2060		2,480	2,073
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	4,600	3,481
5.250% due 03/22/2030		3,300	2,718
5.875% due 10/17/2031		2,000	1,647
6.625% due 03/22/2048		1,000	706
Jordan Government International Bond 5.850% due 07/07/2030		$5,500	4,372
Kazakhstan Government International Bond
1.550% due 11/09/2023	EUR	1,500	1,552
2.375% due 11/09/2028		3,200	3,039
Mexico Government International Bond
3.750% due 04/19/2071		$900	575
3.771% due 05/24/2061		29,126	18,972
4.280% due 08/14/2041		724	574
4.400% due 02/12/2052		1,007	761
4.750% due 04/27/2032		1,600	1,538
5.000% due 04/27/2051		2,000	1,667
5.750% due 10/12/2110		5,500	4,637
Mongolia Government International Bond 5.625% due 05/01/2023		861	849
Nigeria Government International Bond
6.125% due 09/28/2028		2,600	1,852
6.500% due 11/28/2027		2,700	2,064
7.143% due 02/23/2030		4,600	3,263
7.375% due 09/28/2033		1,600	1,051
7.625% due 11/21/2025		6,800	6,009
7.875% due 02/16/2032		4,700	3,286
North Macedonia Government International Bond 3.675% due 06/03/2026	EUR	2,000	1,871
Oman Government International Bond
5.625% due 01/17/2028		$5,000	4,823
6.000% due 08/01/2029		1,100	1,062
6.250% due 01/25/2031		1,700	1,646
6.750% due 01/17/2048		11,680	10,110
7.000% due 01/25/2051		2,000	1,769
Panama Government International Bond
4.500% due 04/16/2050		2,200	1,796

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

6.700% due 01/26/2036		10,200	11,055
9.375% due 04/01/2029		2,100	2,573
Paraguay Government International Bond
4.950% due 04/28/2031		2,500	2,317
5.600% due 03/13/2048		2,200	1,745
6.100% due 08/11/2044		3,600	3,147
Peru Government International Bond
2.783% due 01/23/2031		2,175	1,855
5.625% due 11/18/2050		150	156
5.940% due 02/12/2029	PEN	18,030	4,306
6.350% due 08/12/2028		8,000	1,971
6.950% due 08/12/2031		9,280	2,303
8.200% due 08/12/2026		490	134
8.750% due 11/21/2033		$11,040	14,020
Qatar Government International Bond
4.400% due 04/16/2050		6,500	6,220
4.817% due 03/14/2049		4,200	4,238
5.103% due 04/23/2048		600	630
Republic of Kenya Government International Bond
6.300% due 01/23/2034 (l)		1,750	1,097
7.000% due 05/22/2027		700	527
8.000% due 05/22/2032		2,800	1,994
8.250% due 02/28/2048		1,500	926
Romania Government International Bond
1.750% due 07/13/2030	EUR	3,000	2,247
2.000% due 04/14/2033		2,000	1,365
2.625% due 12/02/2040		3,750	2,290
2.750% due 04/14/2041		425	261
2.875% due 04/13/2042		1,495	920
3.375% due 01/28/2050		2,750	1,715
4.625% due 04/03/2049		4,620	3,450
Russia Government International Bond
4.750% due 05/27/2026		$2,000	550
4.875% due 09/16/2023		27,350	7,248
5.100% due 03/28/2035 ^(d)		9,000	2,385
5.250% due 06/23/2047 ^(d)		400	106
5.625% due 04/04/2042 ^(d)		4,000	1,180
Saudi Government International Bond
3.450% due 02/02/2061		2,000	1,502
3.750% due 01/21/2055		3,100	2,545
4.500% due 10/26/2046		31,600	28,899
5.000% due 04/17/2049		300	295
Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	599
6.250% due 05/23/2033		$1,700	1,309
Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,700	1,302
1.500% due 06/26/2029		3,300	2,510
1.650% due 03/03/2033		2,500	1,649
2.050% due 09/23/2036		900	558
3.125% due 05/15/2027		2,900	2,666
South Africa Government International Bond
4.300% due 10/12/2028		$5,300	4,541
4.665% due 01/17/2024		11,100	11,038
4.850% due 09/30/2029		4,400	3,770
5.650% due 09/27/2047		3,010	2,063
5.750% due 09/30/2049		8,000	5,488
5.875% due 06/22/2030 (l)		1,100	995
6.300% due 06/22/2048		2,100	1,570
Sri Lanka Government International Bond
5.750% due 04/18/2023 ^(d)		7,070	2,294
6.200% due 05/11/2027 ^(d)		800	260
7.850% due 03/14/2029 ^(d)		1,800	591
Turkey Government International Bond
4.250% due 03/13/2025		6,425	5,531
5.125% due 02/17/2028		9,600	7,339
5.250% due 03/13/2030		3,000	2,151
5.600% due 11/14/2024		5,920	5,332
5.750% due 05/11/2047		3,560	2,201
6.000% due 01/14/2041		8,700	5,574
6.125% due 10/24/2028		11,600	9,143
7.375% due 02/05/2025		6,200	5,779
7.625% due 04/26/2029		6,200	5,242
Ukraine Government International Bond
4.375% due 01/27/2030	EUR	10,500	2,751
6.750% due 06/20/2026		5,300	1,444
7.750% due 09/01/2022		$18,500	10,452
7.750% due 09/01/2023		4,700	1,528
7.750% due 09/01/2026		4,600	1,196
Uruguay Government International Bond 5.100% due 06/18/2050		7,540	7,603
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		2,700	236
8.250% due 10/13/2024 ^(d)		2,700	230

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

Vietnam Government International Bond 5.500% due 03/12/2028	4,237	4,215

Total Sovereign Issues (Cost $750,427)		519,187

	SHARES
COMMON STOCKS 0.3%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (e)	228,414	244
iHeartMedia, Inc. 'A' (e)	52,704	416
iHeartMedia, Inc. 'B' «(e)	40,902	291

		951

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (e)	4,701	180
Urbi Desarrollos Urbanos SAB de CV (e)	2,960	1

		181

ENERGY 0.2%
Constellation Oil 'B' «(e)(j)	674,061	73
Noble Corp. (e)(j)	175,333	4,445
Valaris Ltd. (e)	115,056	4,860

		9,378

FINANCIALS 0.1%
Hipotecaria Su Casita SA de CV «(e)	157,773	0
Intelsat SA «(e)(j)	72,485	2,029

		2,029

INDUSTRIALS 0.0%
Diamond Offshore Drilling, Inc. (e)	30,504	180
Mcdermott International Ltd. «(e)	14,432	8
Neiman Marcus Group Ltd. LLC «(e)(j)	2,151	372

		560

Total Common Stocks (Cost $16,213)		13,099

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(e)	8,519	40

Total Rights (Cost $0)		40

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	2,562	7
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	7,503	37

		44

INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 9/21/2055 «	50,061	1,068

Total Warrants (Cost $470)		1,112

PREFERRED SECURITIES 2.2%
BANKING & FINANCE 1.2%
Banco Santander SA 4.125% due 11/12/2027 •(h)(i)	2,200,000	1,735
Bank of America Corp. 4.300% due 01/28/2025 •(h)	2,600,000	2,177
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(h)	400,000	362
CaixaBank SA
6.000% due 07/18/2022 •(h)(i)	200,000	210
6.750% due 06/13/2024 •(h)(i)	400,000	405
Charles Schwab Corp.
4.000% due 06/01/2026 •(h)	3,000,000	2,547
4.000% due 12/01/2030 •(h)	2,400,000	1,850
5.000% due 12/01/2027 •(h)	4,200,000	3,399
5.375% due 06/01/2025 •(h)	1,000,000	993

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

Citigroup, Inc. 4.000% due 12/10/2025 •(h)		1,575,000	1,366
Discover Financial Services 6.125% due 06/23/2025 •(h)		2,390,000	2,396
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)		3,600,000	3,438
Goldman Sachs Group, Inc.
3.800% due 05/10/2026 •(h)		1,000,000	781
4.950% due 02/10/2025 •(h)		670,000	605
JPMorgan Chase & Co.
4.000% due 04/01/2025 •(h)		3,390,000	2,801
4.600% due 02/01/2025 •(h)		3,210,000	2,719
5.000% due 08/01/2024 •(h)		2,430,000	2,146
Nationwide Building Society 10.250% ~		18,950	3,379
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		4,974,525	5,076
Truist Financial Corp.
4.950% due 09/01/2025 •(h)		2,540,000	2,479
5.100% due 03/01/2030 •(h)		1,640,000	1,492
Wells Fargo & Co. 3.900% due 03/15/2026 •(h)		2,600,000	2,241

			44,597

INDUSTRIALS 0.0%
General Electric Co. 5.159% (US0003M + 3.330%) due 09/15/2022 ~(h)		1,488,000	1,310

UTILITIES 1.0%
AT&T Mobility LLC 7.000% due 10/20/2022 «(h)(j)		1,576,079	40,014

Total Preferred Securities (Cost $96,489)			85,921

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (k) 0.1%			5,021

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (f)(g)	ARS	109,000	365

Total Short-Term Instruments (Cost $5,524)			5,386

Total Investments in Securities (Cost $4,337,392)			3,645,778

		SHARES
INVESTMENTS IN AFFILIATES 9.4%
SHORT-TERM INSTRUMENTS 9.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.4%
PIMCO Short Asset Portfolio		3,238,990	31,671
PIMCO Short-Term Floating NAV Portfolio III		34,063,607	330,553

Total Short-Term Instruments (Cost $363,200)			362,224

Total Investments in Affiliates (Cost $363,200)			362,224

Total Investments 103.4% (Cost $4,700,592)			$4,008,002
Financial Derivative Instruments (m)(o) 0.4%(Cost or Premiums, net $4,227)			14,706
Other Assets and Liabilities, net (3.8)%			(145,561)

Net Assets 100.0%			$3,877,147

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.00% due 10/20/2022	09/24/2020	$42,630	$40,014	1.03%
Citigroup, Inc. 2.572% due 06/03/2031	05/26/2020	4,400	3,702	0.10
Constellation Oil 'B'	06/10/2022	73	73	0.00
Deutsche Bank AG 3.035% due 05/28/2032	05/25/2021	500	396	0.01
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021 - 01/28/2021	3,005	2,258	0.06
Ford Credit Canada Co. 3.742% due 05/08/2023	06/03/2020	2,907	3,067	0.08
General Motors Co. 6.800% due 10/01/2027	05/07/2020 - 10/19/2021	641	632	0.02
Intelsat SA	09/05/2018 - 02/23/2022	6,174	2,029	0.05
Neiman Marcus Group Ltd. LLC	09/25/2020	0	372	0.01
Noble Corp.	02/05/2021 - 02/27/2021	1,779	4,445	0.11
Occidental Petroleum Corp. 5.500% due 12/01/2025	12/08/2020	4,325	4,267	0.11
Oracle Corp. 3.950% due 03/25/2051	03/22/2021 - 11/12/2021	1,213	883	0.02

$67,647	$62,138	1.60%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$5,021	U.S. Treasury Notes 3.000% due 06/30/2024	$(5,121)	$5,021	$5,021

Total Repurchase Agreements	$(5,121)	$5,021	$5,021

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	(5.500)%	05/20/2022	TBD(3)	EUR	(1,297)	$(1,351)
BRC	(0.250)	04/25/2022	TBD(3)	$(778)	(777)
FBF	(0.500)	06/30/2022	TBD(3)	(438)	(438)
0.750	06/17/2022	TBD(3)	(886)	(886)
MEI	0.000	06/24/2022	07/08/2022	(356)	(356)

Total Reverse Repurchase Agreements	$(3,808)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2052	$107,800	$(92,830)	$(93,483)

Total Short Sales (2.4)%	$(92,830)	$(93,483)

(l)	Securities with an aggregate market value of $3,583 and cash of $130 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(10,088) at a weighted average interest rate of (0.731%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2022	326	$31,402	$(990)	$162	$0
Euro-Bobl September Futures	09/2022	332	43,208	(18)	692	0
Euro-Bund 10-Year Bond September Futures	09/2022	683	106,489	(931)	2,577	0
U.S. Treasury 5-Year Note September Futures	09/2022	209	23,460	(75)	147	0
U.S. Treasury 10-Year Note September Futures	09/2022	895	106,085	(1,317)	909	0
United Kingdom Long Gilt September Futures	09/2022	237	32,883	(1,182)	528	0

Total Futures Contracts	$(4,513)	$5,015	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	12/20/2022	1.222%	$600	$0	$(1)	$(1)	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	2.327	300	(1)	(13)	(14)	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	4.319	400	21	(9)	12	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.730	EUR	2,800	(452)	230	(222)	0	(23)

$(432)	$207	$(225)	$0	$(24)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-37 5-Year Index	(1.000)%	Quarterly	06/20/2027	$34,700	$3,492	$(19)	$3,473	$0	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$61,500	$(2,251)	$(5,980)	$(8,231)	$0	$(19)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	400	(14)	(33)	(47)	1	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	78,800	(2,813)	(7,424)	(10,237)	0	(79)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	17,424	1,704	(1,842)	(138)	0	(26)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	8,415	655	(760)	(105)	0	(6)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	305,316	9,903	(18,393)	(8,490)	0	(396)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	186,500	2,717	(2,718)	(1)	0	(36)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	EUR	18,600	277	(853)	(576)	0	(177)
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	3,500	8	(24)	(16)	0	(9)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	18,800	72	(240)	(168)	0	(50)

$10,258	$(38,267)	$(28,009)	$1	$(798)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	6-Month AUD-BBR-BBSW	2.750%	Semi-Annual	06/17/2026	AUD	34,600	$3,287	$(4,323)	$(1,036)	$58	$0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027	EUR	112,700	(6,727)	(5,561)	(12,288)	1,483	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	35,400	(3,327)	(3,492)	(6,819)	613	0

$(6,767)	$(13,376)	$(20,143)	$2,154	$0

Total Swap Agreements	$6,551	$(51,455)	$(44,904)	$2,155	$(832)

(n)	Securities with an aggregate market value of $60,032 and cash of $11,813 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	GBP	99,606	$125,941	$4,690	$0
07/2022	$97	DKK	684	0	(1)
07/2022	136	PEN	515	0	(2)
08/2022	CAD	916	$727	16	0
08/2022	DKK	682	97	1	0
09/2022	PEN	9,374	2,228	0	(199)
BPS	07/2022	AUD	810	563	3	0
07/2022	EUR	13,330	14,029	68	(9)
07/2022	GBP	411	511	11	0
07/2022	$228,332	EUR	217,087	0	(836)
07/2022	4,505	GBP	3,576	0	(152)
08/2022	CAD	2,075	$1,605	0	(8)
08/2022	EUR	217,087	228,748	834	0
08/2022	IDR	372,061	25	0	0
08/2022	$128	MXN	2,804	11	0
BRC	07/2022	6,677	GBP	5,470	0	(19)
08/2022	IDR	409,336	$28	0	0
CBK	07/2022	BRL	7,537	1,551	111	0
07/2022	PEN	1,647	419	0	(10)
07/2022	$1,439	BRL	7,537	1	0
07/2022	2,265	EUR	2,110	0	(54)
07/2022	1,134	PEN	4,245	0	(27)
08/2022	2,084	7,869	2	(37)
09/2022	PEN	19,980	$5,181	0	(3)
12/2022	30,071	7,170	0	(570)
DUB	07/2022	DKK	787	117	7	0
07/2022	$103	PEN	377	0	(5)
GLM	07/2022	BRL	7,537	$1,439	0	(1)
07/2022	$1,450	BRL	7,537	0	(10)
07/2022	425	PEN	1,619	1	(4)
08/2022	BRL	7,537	$1,438	11	0
08/2022	DKK	420	59	0	0

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

08/2022	$460	PEN	1,722	0	(12)
HUS	07/2022	7,517	AUD	10,914	17	0
07/2022	7,025	EUR	6,667	0	(39)
08/2022	AUD	10,914	$7,518	0	(17)
08/2022	CAD	564	439	1	0
08/2022	CNH	961	143	0	0
08/2022	IDR	220,458	15	0	0
05/2023	CNH	967	144	0	(1)
JPM	08/2022	421	63	0	0
08/2022	IDR	501,132	34	1	0
MYI	07/2022	DKK	545	82	5	0
07/2022	$33	DKK	231	0	0
08/2022	DKK	230	$33	0	0
08/2022	IDR	460,499	31	1	0
RBC	08/2022	CAD	4,323	3,341	0	(18)
SCX	07/2022	$497	PEN	1,880	0	(7)
08/2022	CNH	1,704	$254	0	0
SOG	07/2022	EUR	212,534	228,433	5,708	0
07/2022	$110,712	GBP	90,971	27	0
08/2022	GBP	90,971	$110,763	0	(29)
UAG	07/2022	AUD	10,104	7,217	243	0

Total Forward Foreign Currency Contracts	$11,770	$(2,070)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250%	07/20/2022	5,200	$(54)	$(104)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	9,800	(45)	(21)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	19,000	(54)	(62)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	3,200	(29)	(36)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	8,200	(37)	(18)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	8,300	(16)	(9)
JPM	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	7,400	(66)	(83)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	07/20/2022	7,300	(28)	(28)

$(329)	$(361)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	$99.141	09/07/2022	2,000	$(7)	$(13)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.156	09/07/2022	4,000	(14)	(26)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	8,000	(30)	(67)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	101.141	09/07/2022	2,000	(5)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	96.906	08/04/2022	1,000	(5)	(13)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	98.234	09/07/2022	5,000	(28)	(22)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.406	09/07/2022	2,000	(7)	(15)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	2,000	(8)	(17)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	100.234	09/07/2022	5,000	(23)	(40)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.688	09/07/2022	3,000	(18)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	8,000	(57)	(51)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.563	07/07/2022	2,000	(10)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	100.281	07/07/2022	5,000	(25)	(11)

$(237)	$(299)

Total Written Options	$(566)	$(660)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Brazil Government International Bond	1.000%	Quarterly	03/20/2023	1.005%	$2,800	$(151)	$152	$1	$0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.870	400	(7)	(1)	0	(8)
Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.692	3,900	(40)	(10)	0	(50)
Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.952	11,600	46	(302)	0	(256)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.870	1,100	(17)	(5)	0	(22)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.544	21,000	(314)	155	0	(159)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.580	52,500	(775)	1,109	334	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2027	1.429	2,900	7	(62)	0	(55)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	2,900	(24)	12	0	(12)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.455	600	(21)	17	0	(4)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.608	5,200	(152)	93	0	(59)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	14,400	(232)	243	11	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.045	2,300	(31)	30	0	(1)
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.503	1,100	(9)	(11)	0	(20)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	2,100	(18)	9	0	(9)
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.406	200	(3)	0	0	(3)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.642	3,600	10	(103)	0	(93)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751	8,000	(27)	(240)	0	(267)

Total Swap Agreements							$(1,758)	$1,086	$346	$(1,018)

(p)

Securities with an aggregate market value of $1,958 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments				$0		$149,005	$27,164		$176,169
Corporate Bonds & Notes
Banking & Finance				0		660,313	1,839		662,152
Industrials				0		1,060,487	2,490		1,062,977
Utilities				0		189,004	0		189,004
Municipal Bonds & Notes
Illinois				0		865	0		865
U.S. Government Agencies				0		207,180	0		207,180
U.S. Treasury Obligations				0		435,808	0		435,808
Non-Agency Mortgage-Backed Securities				0		133,092	0		133,092
Asset-Backed Securities				0		153,786	0		153,786
Sovereign Issues				0		519,187	0		519,187
Common Stocks
Communication Services				660		0	291		951
Consumer Discretionary				181		0	0		181
Energy				9,305		0	73		9,378
Financials				0		0	2,029		2,029
Industrials				0		180	380		560
Rights
Financials				0		0	40		40
Warrants
Financials				0		0	44		44
Information Technology				0		0	1,068		1,068
Preferred Securities
Banking & Finance				0		44,597	0		44,597
Industrials				0		1,310	0		1,310
Utilities				0		0	40,014		40,014
Short-Term Instruments
Repurchase Agreements				0		5,021	0		5,021
Argentina Treasury Bills				0		365	0		365

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

				$10,146		$3,560,200		$75,432	$3,645,778
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$362,224		$0		$0	$362,224

Total Investments				$372,370		$3,560,200		$75,432	$4,008,002

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0		$(93,483)		$0	$(93,483)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				3,959		3,211		0	7,170
Over the counter				0		12,116		0	12,116

				$3,959		$15,327		$0	$19,286
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0		(832)		0	(832)
Over the counter				0		(3,748)		0	(3,748)

				$0		$(4,580)		$0	$(4,580)

Total Financial Derivative Instruments				$3,959		$10,747		$0	$14,706

Totals				$376,329		$3,477,464		$75,432	$3,929,225

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$22,471	$0	$(561)	$9	$0	$(801)	$7,939	$(1,893)	$27,164	$(727)
Corporate Bonds & Notes
Banking & Finance	5,085	0	0	2	0	(296)	0	(2,952)	1,839	(102)
Industrials	2,148	439	0	1	0	(98)	0	0	2,490	(98)
Common Stocks
Communication Services	697	0	0	0	0	(406)	0	0	291	(406)
Energy	0	73	0	0	0	0	0	0	73	0
Financials	2,211	0	0	0	0	(182)	0	0	2,029	(182)
Industrials	334	0	0	0	0	38	8	0	380	38
Rights
Financials	38	0	0	0	0	2	0	0	40	2
Warrants
Financials(3)	51	0	0	0	0	(7)	0	0	44	(7)
Information Technology	1,218	0	0	0	0	(150)	0	0	1,068	(150)
Preferred Securities
Utilities	41,058	0	0	0	0	(1,044)	0	0	40,014	(1,044)

	$75,311	$512	$(561)	$12	$0	$(2,944)	$7,947	$(4,845)	$75,432	$(2,676)
Financial Derivative Instruments - Assets
Over the counter	$2	$0	$0	$0	$0	$(2)	$0	$0	$0	$0

Totals	$75,313	$512	$(561)	$12	$0	$(2,946)	$7,947	$(4,845)	$75,432	$(2,676)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$7,226	Discounted Cash Flow			Discount Rate			5.308	—
		9,438	Discounted Cash Flow			Purchase Price			5.136	—
		2,561	Other Valuation Techniques(4)			-			-	—
		7,939	Third Party Vendor			Broker Quote			90.000 - 95.250	91.974
Corporate Bonds & Notes
Banking & Finance		1,839	Other Valuation Techniques(4)			-			-	—
Industrials		2,050	Discounted Cash Flow			Discount Rate			4.093 - 9.400	4.213
		440	Other Valuation Techniques(4)			-			-	—
Common Stocks
Communication Services		291	Reference Instrument			Liquidity Discount			10.000	—
Energy		73	Other Valuation Techniques(4)			-			-	—

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2022 (Unaudited)

Financials	2,029	Indicative Market Quotation	EBITDA Multiple	X	7.000	—
Industrials	372	Discounted Cash Flow	Discount Rate		9.500	—
	8	Other Valuation Techniques(4)	-		-	—
Rights
Financials	40	Other Valuation Techniques(4)	-		-	—
Warrants
Financials	7	Indicative Market Quotation	EBITDA Multiple	X	7.000	—
	37	Other Valuation Techniques(4)	-		-	—
Information Technology	1,068	Comparable Companies / Discounted Cash Flow	EBITDA Multiple	X	3.875	—
Preferred Securities
Utilities	40,014	Discounted Cash Flow	Discount Rate		4.871	—

Total	$75,432

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Security type updated from Rights to Warrants since prior fiscal year end.
(4)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Dynamic Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.1%
AAdvantage Loyalty IP Ltd. 5.813% (LIBOR03M + 4.750%) due 04/20/2028 ~		$6,000	$5,748
Adient U.S. LLC 4.916% (LIBOR01M + 3.250%) due 04/10/2028 ~		1,980	1,850
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 «~		2,000	1,845
Brookfield Retail Holdings 4.125% due 08/27/2025		2,058	1,976
Caesars Resort Collection LLC
4.416% (LIBOR01M + 2.750%) due 12/23/2024 ~		1,384	1,336
5.166% (LIBOR01M + 3.500%) due 07/21/2025 ~		9,461	9,144
Carnival Corp. 5.877% (LIBOR06M + 3.000%) due 06/30/2025 ~		3,038	2,836
CommScope, Inc. 4.916% (LIBOR01M + 3.250%) due 04/06/2026 ~		4,420	3,993
Hertz Corp. 4.920% (LIBOR01M + 3.250%) due 06/30/2028 ~		2,843	2,683
Intelsat Jackson Holdings SA 4.920% due 02/01/2029		456	418
IRB Holding Corp.
4.238% due 12/15/2027		6,397	6,103
4.416% (LIBOR06M + 2.750%) due 02/05/2025 ~		3,482	3,312
MPH Acquisition Holdings LLC 5.825% (LIBOR03M + 4.250%) due 09/01/2028 ~		4,764	4,404
Organon & Co. 4.625% (LIBOR03M + 3.000%) due 06/02/2028 ~		2,606	2,513
RegionalCare Hospital Partners Holdings, Inc. 5.416% (LIBOR01M + 3.750%) due 11/16/2025 ~		5,618	5,254
SkyMiles IP Ltd. 4.813% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,000	993
Spa Holdings 3 Oy 6.000% (LIBOR03M + 3.750%) due 02/04/2028 ~		1,663	1,551
U.S. Foods, Inc. 4.325% (LIBOR03M + 2.750%) due 11/22/2028 ~		4,876	4,652
United Airlines, Inc. 5.150% - 5.392% (LIBOR01M + 3.750%) due 04/21/2028 ~		1,878	1,749
Zayo Group Holdings, Inc. 4.666% (LIBOR01M + 3.000%) due 03/09/2027 ~		7,680	6,895

Total Loan Participations and Assignments (Cost $73,437)			69,255

CORPORATE BONDS & NOTES 24.9%
BANKING & FINANCE 16.0%
ADLER Real Estate AG 3.000% due 04/27/2026	EUR	200	140
AerCap Ireland Capital DAC 3.300% due 01/30/2032		$3,700	2,966
Ambac Assurance Corp. 5.100% due 12/31/2099 (h)		1	1
American Assets Trust LP 3.375% due 02/01/2031		2,100	1,799
American Tower Corp.
1.875% due 10/15/2030		1,700	1,324
2.100% due 06/15/2030		700	561
3.650% due 03/15/2027		4,000	3,802
4.050% due 03/15/2032		700	639
Aviation Capital Group LLC 5.500% due 12/15/2024		1,400	1,389
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	346
2.528% due 11/18/2027		9	7
4.250% due 04/15/2026		1,200	1,113
Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	900	873
5.375% due 01/18/2028 •		2,500	1,557
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(h)(i)		1,400	1,413
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	5,900	1,427
Banco Santander SA
1.849% due 03/25/2026		$5,000	4,502

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

2.958% due 03/25/2031		4,600	3,858
4.175% due 03/24/2028 •		5,000	4,775
Bank of America Corp.
2.144% (US0003M + 0.960%) due 07/23/2024 ~		3,700	3,691
3.384% due 04/02/2026 •		2,700	2,621
3.550% due 03/05/2024 •		5,100	5,085
4.125% due 01/22/2024		11,000	11,127
Barclays PLC
2.894% due 11/24/2032 •		4,400	3,541
3.330% due 11/24/2042 •		4,300	3,203
3.650% due 03/16/2025		1,100	1,078
4.337% due 01/10/2028		800	765
4.338% due 05/16/2024 •		300	300
4.375% due 01/12/2026		900	892
4.375% due 03/15/2028 •(h)(i)		2,400	1,846
4.836% due 05/09/2028		350	337
4.972% due 05/16/2029 •		1,900	1,869
7.750% due 09/15/2023 •(h)(i)		6,700	6,599
7.875% due 09/15/2022 •(h)(i)	GBP	200	243
Blue Owl Finance LLC 3.125% due 06/10/2031		$1,900	1,469
BNP Paribas SA
1.904% due 09/30/2028 •		3,200	2,737
2.159% due 09/15/2029 •		6,400	5,360
2.871% due 04/19/2032 •		2,000	1,655
4.400% due 08/14/2028		6,000	5,747
Citigroup, Inc.
3.057% due 01/25/2033 •(j)		2,400	2,037
3.290% due 03/17/2026 •(j)		2,500	2,420
3.785% due 03/17/2033 •(j)		5,200	4,690
4.044% due 06/01/2024 •		6,500	6,486
4.658% due 05/24/2028 •		5,600	5,562
4.910% due 05/24/2033 •		1,200	1,185
Cooperatieve Rabobank UA 3.057% (US0003M + 0.860%) due 09/26/2023 ~		2,600	2,613
Corebridge Financial, Inc.
3.650% due 04/05/2027		3,300	3,105
3.850% due 04/05/2029		2,600	2,405
CPI Property Group SA
1.500% due 01/27/2031	EUR	6,514	4,539
1.625% due 04/23/2027		100	84
2.750% due 05/12/2026		1,600	1,494
2.750% due 01/22/2028	GBP	2,400	2,259
Credit Suisse AG 6.500% due 08/08/2023 (i)		$11,393	11,421
Credit Suisse Group AG
3.091% due 05/14/2032 •		3,250	2,590
3.750% due 03/26/2025		14,975	14,525
4.194% due 04/01/2031 •		1,000	886
6.375% due 08/21/2026 •(h)(i)		1,200	994
7.125% due 07/29/2022 •(h)(i)		200	200
7.250% due 09/12/2025 •(h)(i)		200	174
7.500% due 07/17/2023 •(h)(i)		1,800	1,665
7.500% due 12/11/2023 •(h)(i)		5,500	5,253
Cromwell Ereit Lux Finco SARL 2.125% due 11/19/2025	EUR	4,500	3,860
CTP NV 0.625% due 09/27/2026		1,000	837
Deutsche Bank AG
0.898% due 05/28/2024 (j)		$2,100	1,969
1.625% due 01/20/2027	EUR	1,000	940
1.750% due 11/19/2030 •		600	519
2.129% due 11/24/2026 •(j)		$1,000	889
3.547% due 09/18/2031 •		5,600	4,693
3.729% due 01/14/2032 •(j)		1,700	1,280
3.961% due 11/26/2025 •		6,500	6,287
4.100% due 01/13/2026		1,500	1,474
5.882% due 07/08/2031 •		1,700	1,546
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		930	918
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		422	419
Equinix, Inc.
0.250% due 03/15/2027	EUR	1,400	1,272
3.900% due 04/15/2032		$2,500	2,264
Erste Group Bank AG 6.500% due 04/15/2024 •(h)(i)	EUR	2,200	2,249
Extra Space Storage LP 2.350% due 03/15/2032		$1,300	1,032
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		2,900	2,787
Ford Motor Credit Co. LLC
3.021% due 03/06/2024	EUR	100	101
3.375% due 11/13/2025		$2,500	2,259
3.550% due 10/07/2022		3,700	3,688
3.664% due 09/08/2024		1,428	1,353

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

4.535% due 03/06/2025	GBP	600	685
5.125% due 06/16/2025		$200	191
Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •		4,100	3,724
3.000% due 03/15/2024		2,100	2,074
3.615% due 03/15/2028 •		4,600	4,357
3.691% due 06/05/2028 •		16,100	15,281
HSBC Holdings PLC
2.633% due 11/07/2025 •		5,400	5,155
2.871% due 11/22/2032 •		5,700	4,670
2.999% due 03/10/2026 •		1,500	1,430
4.300% due 03/08/2026		400	397
4.583% due 06/19/2029 •		5,600	5,404
4.600% due 12/17/2030 •(h)(i)		2,800	2,159
5.875% due 09/28/2026 •(h)(i)	GBP	6,200	6,873
6.250% due 03/23/2023 •(h)(i)		$200	196
HSBC USA, Inc. 3.750% due 05/24/2024		3,000	2,984
Huarong Finance Co. Ltd.
3.625% due 09/30/2030		1,800	1,386
3.875% due 11/13/2029		400	319
4.250% due 11/07/2027		1,300	1,134
4.500% due 05/29/2029		2,100	1,751
4.750% due 04/27/2027		2,400	2,169
4.950% due 11/07/2047		2,800	1,974
Hyundai Capital Services, Inc. 0.750% due 09/15/2023		2,600	2,503
ING Groep NV 4.017% due 03/28/2028 •		3,500	3,336
Intesa Sanpaolo SpA
3.250% due 09/23/2024		5,800	5,620
7.750% due 01/11/2027 •(h)(i)	EUR	1,700	1,695
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$8,200	7,604
2.963% due 01/25/2033 •		6,900	5,928
3.220% due 03/01/2025 •		4,000	3,931
4.005% due 04/23/2029 •		500	480
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	3,100	3,153
Lloyds Banking Group PLC
3.500% due 04/01/2026 •		2,400	2,538
3.750% due 03/18/2028 •		$1,900	1,810
4.450% due 05/08/2025		10,500	10,523
4.947% due 06/27/2025 •(h)(i)	EUR	1,000	987
Mizuho Financial Group, Inc. 3.261% due 05/22/2030 •		$3,800	3,410
Morgan Stanley
2.591% (US0003M + 1.220%) due 05/08/2024 ~		1,300	1,301
2.630% due 02/18/2026 •		3,200	3,057
2.943% due 01/21/2033 •		3,600	3,089
Morgan Stanley Domestic Holdings, Inc. 4.500% due 06/20/2028		5,000	5,009
MPT Operating Partnership LP
0.993% due 10/15/2026	EUR	1,400	1,211
2.550% due 12/05/2023	GBP	3,600	4,211
3.375% due 04/24/2030		800	781
3.692% due 06/05/2028		2,750	2,905
Nationwide Building Society
3.766% due 03/08/2024 •		$10,400	10,376
4.302% due 03/08/2029 •		13,500	12,933
4.363% due 08/01/2024 •		5,000	5,008
Natwest Group PLC
4.519% due 06/25/2024 •		600	599
4.892% due 05/18/2029 •		2,200	2,134
5.125% due 05/12/2027 •(h)(i)	GBP	1,700	1,755
8.000% due 08/10/2025 •(h)(i)		$900	893
Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		600	552
1.850% due 09/16/2026		1,100	928
2.450% due 09/15/2028		600	484
OneMain Finance Corp.
5.625% due 03/15/2023		1,200	1,186
6.125% due 03/15/2024		4,850	4,644
Park Intermediate Holdings LLC 7.500% due 06/01/2025		4,200	4,197
Piper Sandler Cos. 5.200% due 10/15/2023		3,600	3,550
Public Storage 0.500% due 09/09/2030	EUR	4,500	3,702
QBE Insurance Group Ltd. 7.500% due 11/24/2043 •		$17,650	17,966
RLJ Lodging Trust LP 4.000% due 09/15/2029		1,100	906
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,400	2,253

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		650	604
SBA Communications Corp. 3.875% due 02/15/2027		2,100	1,922
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,900	1,722
SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		$2,000	1,627
4.125% due 07/15/2023		1,500	1,488
Societe Generale SA
4.677% due 06/15/2027		8,100	8,056
7.875% due 12/18/2023 •(h)(i)		600	589
Standard Chartered PLC 7.750% due 04/02/2023 •(h)(i)		600	593
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		4,800	3,886
UBS AG 7.625% due 08/17/2022 (i)		35,100	35,205
UBS Group AG 4.375% due 02/10/2031 •(h)(i)		800	587
UniCredit SpA 7.830% due 12/04/2023		14,700	15,228
Ursa Re II Ltd. 5.448% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		7,000	6,989
VICI Properties LP 5.625% due 05/01/2024		1,000	990
Virgin Money U.K. PLC
3.375% due 04/24/2026 •	GBP	300	348
4.000% due 09/25/2026 •		1,500	1,766
4.000% due 09/03/2027 •		300	349
Wells Fargo & Co.
3.526% due 03/24/2028 •		$9,700	9,196
3.584% due 05/22/2028 •		4,950	4,700
Weyerhaeuser Co. 4.000% due 04/15/2030		5,100	4,806

			525,992

INDUSTRIALS 7.5%
Air Canada 4.625% due 08/15/2029	CAD	800	530
Altice France Holding SA 4.000% due 02/15/2028 (l)	EUR	2,200	1,573
Altice France SA
4.250% due 10/15/2029		2,700	2,120
5.500% due 10/15/2029		$2,800	2,148
American Airlines Pass-Through Trust
3.150% due 08/15/2033		446	395
3.350% due 04/15/2031		1,724	1,588
3.375% due 11/01/2028		260	234
3.575% due 07/15/2029		591	549
3.650% due 02/15/2029		758	708
3.700% due 04/01/2028		1,321	1,146
American Airlines, Inc.
5.500% due 04/20/2026		1,900	1,752
5.750% due 04/20/2029		500	429
Bayer U.S. Finance LLC 4.250% due 12/15/2025		2,200	2,175
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	6,000	5,015
Becton Dickinson Euro Finance SARL 0.334% due 08/13/2028		4,500	3,955
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	7,600	7,216
BK LC Lux Finco1 SARL 5.250% due 04/30/2029	EUR	4,000	3,339
Boeing Co. 1.950% due 02/01/2024		$4,400	4,261
Broadcom, Inc.
3.137% due 11/15/2035		5	4
4.000% due 04/15/2029		3,100	2,875
4.150% due 04/15/2032		3,600	3,254
4.926% due 05/15/2037		21	19
Caesars Entertainment, Inc. 6.250% due 07/01/2025		1,200	1,161
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		1,200	1,096
CCO Holdings LLC 5.000% due 02/01/2028		2,900	2,686
CDI Escrow Issuer, Inc. 5.750% due 04/01/2030		2,100	1,915
Centene Corp. 4.250% due 12/15/2027		1,700	1,592
Charter Communications Operating LLC
3.500% due 06/01/2041		2,200	1,543
4.500% due 02/01/2024		600	604

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

4.908% due 07/23/2025		15,700	15,758
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		9,500	9,543
5.875% due 03/31/2025		1,800	1,845
Chesapeake Energy Corp.
5.500% due 02/01/2026		700	668
5.875% due 02/01/2029		300	283
Community Health Systems, Inc. 5.625% due 03/15/2027		1,300	1,104
Constellation Brands, Inc.
4.350% due 05/09/2027		3,300	3,275
4.750% due 05/09/2032		300	299
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		454	456
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 «(b)		1,115	824
Coty, Inc.
3.875% due 04/15/2026	EUR	3,500	3,254
4.750% due 01/15/2029		$7,200	6,195
5.000% due 04/15/2026		3,600	3,305
DAE Funding LLC 1.625% due 02/15/2024		2,500	2,369
Delta Air Lines, Inc.
4.500% due 10/20/2025		1,300	1,264
7.000% due 05/01/2025		700	709
7.375% due 01/15/2026		6,900	6,908
DISH DBS Corp.
5.250% due 12/01/2026		1,200	943
5.750% due 12/01/2028		4,200	3,118
EQT Corp. 6.625% due 02/01/2025		2,300	2,371
Exela Intermediate LLC 11.500% due 07/15/2026		944	316
Expedia Group, Inc. 6.250% due 05/01/2025		484	499
FactSet Research Systems, Inc. 2.900% due 03/01/2027		1,200	1,123
Ford Motor Co. 3.250% due 02/12/2032		1,900	1,428
Fraport AG Frankfurt Airport Services Worldwide 2.125% due 07/09/2027	EUR	300	287
Frontier Communications Holdings LLC 8.750% due 05/15/2030		$4,000	4,052
General Mills, Inc. 2.054% (US0003M + 1.010%) due 10/17/2023 ~		400	401
GSK Consumer Healthcare Capital U.S. LLC 3.375% due 03/24/2027		3,000	2,874
GSK Consumer Healthcare Capital UK PLC 3.125% due 03/24/2025		3,000	2,925
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		3,500	2,788
3.750% due 05/01/2029		11,500	9,769
Hyatt Hotels Corp.
1.800% due 10/01/2024		1,300	1,230
2.563% (SOFRINDX + 1.050%) due 10/01/2023 ~		1,700	1,697
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (b)	EUR	3,600	3,138
INEOS Styrolution Group GmbH 2.250% due 01/16/2027		3,800	3,092
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		$1,617	1,338
JetBlue Pass-Through Trust 4.000% due 05/15/2034		451	420
Kraft Heinz Foods Co. 5.000% due 07/15/2035		73	71
Magallanes, Inc. 3.755% due 03/15/2027		4,800	4,506
Marriott International, Inc. 2.750% due 10/15/2033		1,700	1,339
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		6,600	3,993
MGM China Holdings Ltd. 4.750% due 02/01/2027		700	496
Mileage Plus Holdings LLC 6.500% due 06/20/2027		4,500	4,436
Mondelez International, Inc. 2.625% due 03/17/2027		3,800	3,557
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		3,400	3,036
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	300	294
3.043% due 09/15/2023		$7,500	7,378
3.522% due 09/17/2025		700	663
4.345% due 09/17/2027		5,200	4,777
4.810% due 09/17/2030		1,100	978

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NXP BV 4.400% due 06/01/2027		1,800	1,774
Ovintiv Exploration, Inc. 5.375% due 01/01/2026		5,100	5,163
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		3,400	3,351
Petroleos Mexicanos 5.950% due 01/28/2031		2,200	1,616
Prosus NV
1.207% due 01/19/2026	EUR	600	549
2.085% due 01/19/2030		1,400	1,124
2.778% due 01/19/2034		1,600	1,171
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		$1,407	1,413
Sands China Ltd. 5.400% due 08/08/2028		1,500	1,159
Sprint Spectrum Co. LLC 4.738% due 03/20/2025		3,850	3,854
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	2,600	2,140
Studio City Finance Ltd. 5.000% due 01/15/2029		$1,200	621
T-Mobile USA, Inc.
2.250% due 11/15/2031		1,400	1,138
3.875% due 04/15/2030		2,100	1,962
TD SYNNEX Corp. 2.375% due 08/09/2028		1,300	1,097
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		286	261
Uber Technologies, Inc.
7.500% due 05/15/2025		600	596
8.000% due 11/01/2026		300	299
Unigel Luxembourg SA 8.750% due 10/01/2026		3,700	3,668
United Airlines Pass-Through Trust
2.700% due 11/01/2033		455	389
5.875% due 04/15/2029		4,319	4,251
United Airlines, Inc.
4.375% due 04/15/2026		300	265
4.625% due 04/15/2029		1,600	1,363
UnitedHealth Group, Inc. 4.000% due 05/15/2029		4,000	3,965
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	4,300	4,231
Wynn Las Vegas LLC
5.250% due 05/15/2027		$600	515
5.500% due 03/01/2025		500	458
Wynn Macau Ltd.
5.125% due 12/15/2029		500	311
5.500% due 01/15/2026		300	208
5.500% due 10/01/2027		600	389
5.625% due 08/26/2028		3,856	2,386
Wynn Resorts Finance LLC
5.125% due 10/01/2029		200	158
7.750% due 04/15/2025		200	195
Zimmer Biomet Holdings, Inc. 1.164% due 11/15/2027	EUR	1,700	1,564

			246,878

UTILITIES 1.4%
AT&T, Inc. 4.300% due 02/15/2030		$105	103
Boston Gas Co. 3.757% due 03/16/2032		1,900	1,773
Gazprom PJSC via Gaz Finance PLC
3.000% due 06/29/2027		500	150
3.250% due 02/25/2030		400	120
Georgia Power Co. 4.700% due 05/15/2032		6,900	6,927
Pacific Gas & Electric Co.
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~		1,700	1,693
3.000% due 06/15/2028		2,600	2,243
3.150% due 01/01/2026		1,500	1,375
3.250% due 06/01/2031		2,800	2,264
3.300% due 12/01/2027		1,000	874
3.400% due 08/15/2024		200	192
3.450% due 07/01/2025		300	282
3.500% due 06/15/2025		200	190
3.950% due 12/01/2047		600	417
4.200% due 03/01/2029		5,500	4,915
4.250% due 08/01/2023		1,100	1,094
4.300% due 03/15/2045		700	510
4.400% due 03/01/2032		1,100	956
4.450% due 04/15/2042		400	301
4.500% due 07/01/2040		200	155

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

4.550% due 07/01/2030	1,000	890
Rio Oil Finance Trust
8.200% due 04/06/2028	358	373
9.250% due 07/06/2024	81	84
Southern California Edison Co. 4.700% due 06/01/2027	3,100	3,109
Southern California Gas Co. 2.950% due 04/15/2027	5,900	5,590
Sprint Corp. 7.625% due 03/01/2026	6,600	6,968
System Energy Resources, Inc. 2.140% due 12/09/2025	700	651
Verizon Communications, Inc. 3.875% due 03/01/2052	3,400	2,857

		47,056

Total Corporate Bonds & Notes (Cost $909,157)		819,926

CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
Royal Caribbean Cruises Ltd. 4.250% due 06/15/2023	4,400	4,224
Southwest Airlines Co. 1.250% due 05/01/2025	7,500	8,859

Total Convertible Bonds & Notes (Cost $11,900)		13,083

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036	2,500	2,106

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	271	291
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,100	1,201

		1,492

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	167	83
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (f)	43	24
4.000% due 07/01/2033	34	31
4.000% due 07/01/2035	30	27
4.000% due 07/01/2037	26	23
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (f)	17	16
5.250% due 07/01/2023	37	38

		242

WASHINGTON 0.6%
Energy Northwest, Washington Revenue Bonds, Series 2012 3.103% due 07/01/2023	4,300	4,301
Energy Northwest, Washington Revenue Notes, Series 2012 2.953% due 07/01/2022	15,000	15,000

		19,301

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)	34,905	2,827
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.401% due 06/01/2034	400	340
3.501% due 06/01/2035	400	337
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.193% due 06/01/2023	620	609
1.497% due 06/01/2024	600	574
1.820% due 06/01/2026	200	182

		4,869

Total Municipal Bonds & Notes (Cost $28,968)		28,010

U.S. GOVERNMENT AGENCIES 7.4%
Fannie Mae
0.976% due 06/25/2050 ~(a)	11,024	363
1.066% (US0001M + 0.060%) due 12/25/2036 ~	20	20

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

1.067% (US0001M + 0.130%) due 03/25/2036 ~	7	7
1.524% due 08/01/2042 - 10/01/2044 •	96	99
1.589% due 12/25/2042 ~(a)	12,882	620
1.628% due 12/01/2034 •	10	10
1.744% due 03/25/2034 •	11	11
1.774% due 08/25/2034 •	7	7
1.795% due 12/01/2034 •	6	6
1.951% due 09/01/2034 •	3	3
1.974% due 03/25/2037 •	64	63
1.974% (US0001M + 0.350%) due 05/25/2042 ~	1	1
2.000% due 02/01/2036 •	26	26
2.045% due 10/18/2030 •	1	1
2.084% due 05/25/2035 ~	6	6
2.124% due 03/01/2036 •	72	72
2.127% due 08/01/2029 •	3	3
2.145% due 04/18/2032 •	14	15
2.190% due 07/25/2043 •(a)	4,973	1,205
2.300% due 01/01/2036 •	36	37
2.332% due 09/01/2039 •	11	11
2.375% due 11/25/2023 •	2	2
2.430% due 11/01/2034 •	81	84
2.506% due 09/01/2031 •	6	6
3.000% due 09/25/2026 (a)	366	4
3.160% due 05/01/2036 •	23	23
3.182% due 05/01/2036 •	2	2
3.965% due 12/01/2036 •	4	4
4.000% due 06/25/2050 (a)	8,615	1,707
4.080% due 08/01/2028 •	1	1
4.476% due 06/25/2047 •(a)	460	72
4.576% (US0001M + 6.200%) due 06/25/2048 ~(a)	7,964	1,142
4.876% (US0001M + 6.500%) due 01/25/2042 ~(a)	5,514	755
4.935% due 11/25/2046 ~(a)	7,273	439
4.976% due 01/25/2041 •(a)	1,135	54
5.000% due 01/25/2035	6	6
5.000% due 06/25/2041 (a)	661	102
5.110% due 01/25/2032 þ	5	5
5.743% due 02/25/2033 þ	69	70
5.750% due 08/25/2033	27	29
6.000% due 01/25/2033 - 07/25/2044	98	104
6.089% due 10/25/2031 þ	19	19
7.500% due 06/25/2032	10	11
Freddie Mac
1.150% (US0001M + 0.350%) due 08/15/2040 ~	667	659
1.500% due 02/25/2036 (a)	17,983	945
1.618% due 09/01/2035 •	3	3
1.674% due 12/15/2029 •	22	22
1.824% due 01/15/2032 •	2	2
1.876% due 07/25/2044 •	855	889
1.981% due 08/01/2035 •	2	2
2.000% due 01/25/2051 (a)	5,656	591
2.021% due 09/01/2035 •	1	1
2.192% due 03/01/2036 •	7	7
2.348% due 12/01/2032 •	1	1
3.000% due 12/15/2047 (a)	4,048	680
3.500% due 12/15/2047 - 06/15/2049 (a)	7,413	1,458
4.000% due 07/01/2047 - 10/01/2047	84	84
4.000% due 06/15/2049 (a)	5,906	1,604
4.376% (US0001M + 6.000%) due 04/25/2048 ~(a)	17,139	2,702
4.376% due 11/25/2049 •(a)	5,492	923
4.446% due 07/25/2033 ~	1	1
5.000% due 02/15/2048 (a)	350	74
5.500% due 09/15/2039	28	29
6.000% due 05/15/2035	60	64
6.500% due 10/25/2043	44	47
6.555% due 09/25/2029 ~	23	24
7.000% due 07/25/2043	29	32
7.002% due 11/25/2030 þ	2	2
7.500% due 08/15/2030 - 03/25/2044	52	57
8.610% due 12/25/2030 þ	88	90
Ginnie Mae
1.625% (H15T1Y + 1.500%) due 09/20/2023 - 07/20/2025 ~	1	0
1.625% due 07/20/2030 •	8	8
1.750% due 10/20/2027 - 10/20/2029 •	12	12
1.875% due 04/20/2030 •	6	6
1.895% due 05/20/2037 •	281	281
2.000% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	6	6
2.000% due 10/20/2027 •	1	1
2.625% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	8	8
2.625% due 01/20/2027 •	18	18
4.455% due 08/20/2049 - 09/20/2049 •(a)	16,858	2,219
5.000% due 03/15/2039 - 05/15/2039	536	565
5.500% due 10/15/2034 - 03/15/2035	44	46
6.000% due 06/20/2038	13	14
8.000% due 03/20/2030	7	7
8.500% due 04/20/2030 - 07/20/2030	1	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Ginnie Mae, TBA 2.500% due 07/01/2052	9,000	8,239
U.S. Small Business Administration
4.340% due 03/01/2024	7	7
4.760% due 09/01/2025	15	15
5.600% due 09/01/2028	65	66
6.220% due 12/01/2028	54	57
Uniform Mortgage-Backed Security
3.000% due 03/01/2050	82,025	76,925
3.500% due 10/01/2040 - 06/01/2048	7,737	7,566
4.000% due 05/01/2047 - 04/01/2048	11,931	11,966
6.500% due 06/01/2036 - 08/01/2038	888	959
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2052 - 08/01/2052	47,000	42,267
3.000% due 07/01/2052	57,300	53,383
3.500% due 08/01/2052	21,300	20,466

Total U.S. Government Agencies (Cost $265,783)		243,327

U.S. TREASURY OBLIGATIONS 9.3%
U.S. Treasury Bonds
2.500% due 02/15/2045	20	17
U.S. Treasury Notes
0.125% due 04/30/2023	31,900	31,184
1.250% due 08/31/2024 (p)	83,300	80,264
1.750% due 01/31/2023 (n)	700	697
1.875% due 08/31/2024 (n)	19,690	19,231
2.250% due 11/15/2024 (n)	71,718	70,526
2.375% due 08/15/2024 (n)	72,390	71,454
2.500% due 05/15/2024 (n)	18,400	18,240
2.500% due 03/31/2027	6,300	6,147
2.875% due 11/30/2023 (n)	9,570	9,560

Total U.S. Treasury Obligations (Cost $314,720)		307,320

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Adjustable Rate Mortgage Trust
1.884% due 03/25/2036 •	237	157
2.925% due 09/25/2035 ^~	4	3
3.344% due 10/25/2035 ^~	265	256
American Home Mortgage Assets Trust
1.396% due 11/25/2046 •	8,385	2,737
1.446% due 10/25/2046 •	130	116
1.814% due 05/25/2046 ^•	282	236
Banc of America Funding Trust
1.932% due 02/20/2047 •	1,003	1,035
1.992% due 10/20/2036 •	285	223
2.024% due 05/25/2037 ^•	164	154
2.044% (US0001M + 0.420%) due 04/25/2037 ^~	239	227
2.172% due 06/20/2047 •	889	769
2.369% due 10/20/2046 ^~	806	694
3.027% due 06/20/2037 ^~	51	46
5.500% due 09/25/2034	435	403
5.806% due 03/25/2037 ^~	6	7
5.878% due 10/25/2036 ^~	170	154
6.000% due 08/25/2037 ^	471	415
Banc of America Mortgage Trust
2.631% due 02/25/2034 ~	24	24
3.027% due 05/25/2034 ~	60	58
BCAP LLC Trust
5.250% due 02/26/2036 ~	1,352	680
5.250% due 06/26/2037	364	339
14.206% due 02/26/2036 ~	399	169
17.034% due 04/26/2037 ~	379	161
31.821% due 06/26/2036 ~	587	378
Bear Stearns Adjustable Rate Mortgage Trust
2.371% due 01/25/2034 ~	117	116
2.438% due 04/25/2034 ~	23	22
2.744% due 11/25/2034 ~	1	1
2.842% due 02/25/2033 ~	3	2
2.846% due 05/25/2034 ~	10	9
2.854% due 11/25/2034 ~	54	50
2.995% due 05/25/2034 ~	12	11
3.064% due 08/25/2035 ^~	37	35
3.340% due 10/25/2034 ~	29	20
3.433% due 08/25/2035 ~	16	15
Bear Stearns ALT-A Trust
1.944% due 08/25/2036 ^•	1,041	955
1.964% (US0001M + 0.340%) due 08/25/2036 ^~	420	366
2.024% due 02/25/2034 •	55	51
2.064% due 04/25/2036 ^•	1,204	1,798
2.752% due 05/25/2035 ~	1,231	1,187
2.890% due 11/25/2035 ^~	81	67
2.899% due 03/25/2036 ~	969	619
2.994% due 01/25/2036 ^~	730	714
3.134% due 08/25/2036 ^~	11	8

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.232% due 11/25/2036 ^~	391	240
3.235% due 03/25/2036 ^~	236	199
Bear Stearns Mortgage Funding Trust 1.814% (US0001M + 0.190%) due 01/25/2037 ~	1,296	1,155
Chase Mortgage Finance Trust
2.431% due 06/25/2035 ~	16	16
2.624% due 02/25/2037 ~	20	19
ChaseFlex Trust
1.924% due 07/25/2037 •	410	387
6.000% due 02/25/2037 ^	580	277
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 4.149% due 08/25/2037 ^þ	1,465	1,283
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.854% due 05/25/2036 •	578	514
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	14	13
6.000% due 09/25/2037	92	89
Citigroup Commercial Mortgage Trust 2.690% due 04/10/2046	7	7
Citigroup Global Markets Mortgage Securities, Inc. 2.124% (US0001M + 0.500%) due 05/25/2032 ~	41	40
Citigroup Mortgage Loan Trust
2.480% (H15T1Y + 2.400%) due 11/25/2035 ~	181	174
2.780% due 11/25/2036 ^~	284	264
2.826% due 09/25/2037 ^~	401	360
2.829% due 08/25/2035 ~	191	189
2.829% due 08/25/2035 ^~	19	15
Citigroup Mortgage Loan Trust, Inc.
2.192% due 02/25/2034 ~	14	14
3.440% (H15T1Y + 1.800%) due 09/25/2035 ~	87	84
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	351	319
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^	420	280
Countrywide Alternative Loan Trust
1.864% (US0001M + 0.240%) due 06/25/2036 ~	589	555
1.904% due 04/25/2047 •	2,147	1,882
1.956% due 01/25/2036 •	573	541
1.974% (US0001M + 0.350%) due 05/25/2036 ^~	975	424
1.974% due 05/25/2037 ^•	34	13
1.994% due 02/25/2037 ^•	7,991	2,657
2.004% due 09/25/2046 ^•	60	58
2.024% (US0001M + 0.400%) due 05/25/2036 ^~	1,082	864
2.024% due 06/25/2037 •	13	11
2.074% due 09/25/2035 ^•	2,357	1,493
2.086% due 07/20/2035 •	19	18
2.124% due 12/25/2035 ^•	2,138	1,025
2.124% due 05/25/2037 ^•	819	325
2.124% due 09/25/2046 ^•	821	634
2.184% due 12/25/2035 •	274	254
2.266% (US0001M + 0.640%) due 11/20/2035 ~	1,671	1,487
2.324% due 05/25/2036 •	1,112	506
2.334% (US0001M + 0.710%) due 07/25/2036 ^~	886	334
2.374% (US0001M + 0.750%) due 08/25/2035 ^~	52	45
2.424% due 12/25/2035 ^•	367	318
2.524% (US0001M + 0.900%) due 12/25/2036 ^~	4,120	1,455
2.737% due 10/25/2035 ^~	253	223
3.473% due 06/25/2037 ^~	68	61
5.250% due 06/25/2035 ^	12	10
5.500% due 04/25/2035	321	292
5.500% due 10/25/2035 ^	232	155
5.500% due 11/25/2035 ^	1,265	870
5.500% due 12/25/2035 ^	173	106
5.500% due 01/25/2036	212	145
5.500% due 03/25/2036 ^	42	21
5.750% due 07/25/2035 ^	1,297	924
6.000% due 04/25/2036 ^	611	333
6.000% due 01/25/2037 ^	725	472
6.000% due 02/25/2037 ^	2,046	1,208
6.000% due 03/25/2037 ^	676	312
6.000% due 08/25/2037 ^	486	292
6.250% due 11/25/2036 ^	378	307
6.500% due 09/25/2037 ^	1,107	530
Countrywide Home Loan Mortgage Pass-Through Trust
1.985% due 02/20/2036 ^•	129	108
1.991% due 02/20/2036 ^•	495	472
2.204% due 04/25/2035 •	1	1
2.264% due 03/25/2035 •	90	83
2.284% (US0001M + 0.660%) due 02/25/2035 ~	41	39
2.350% due 09/25/2034 ^~	10	8
2.364% due 02/25/2035 •	637	558
2.384% due 09/25/2034 •	2	2
2.495% due 12/25/2033 ~	12	12
2.711% due 11/25/2034 ~	30	29
2.892% due 06/20/2035 ~	2	2
3.044% due 03/25/2037 ^~	65	57

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.153% due 07/25/2034 ~		74	72
3.571% due 08/25/2034 ~		10	10
3.571% due 08/25/2034 ^~		1	1
5.500% due 11/25/2035 ^		47	31
5.500% due 07/25/2037 ^		403	220
5.750% due 07/25/2037 ^		1,597	945
5.750% due 08/25/2037		6,813	4,349
6.000% due 02/25/2036 ^		373	185
6.000% due 03/25/2036 ^		3	2
Countrywide Home Loan Reperforming REMIC Trust
1.964% (US0001M + 0.340%) due 06/25/2035 ~		633	623
2.024% due 11/25/2034 •		15	15
Credit Suisse First Boston Mortgage Securities Corp.
1.081% due 03/25/2032 ~		36	33
6.000% due 01/25/2036 ^		865	572
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.593% due 07/25/2033 ~		2	2
7.000% due 02/25/2034		128	130
Credit Suisse Mortgage Capital Certificates 3.176% due 07/27/2037 ~		1,504	1,506
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		300	147
7.000% due 08/25/2037 ^~		827	510
Credit Suisse Mortgage Capital Trust 2.215% due 11/25/2061 ~		519	498
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.924% due 04/25/2037 •		361	254
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.724% (US0001M + 0.100%) due 08/25/2037 ^~		216	176
1.864% due 08/25/2036 ^•		1,354	1,287
Downey Savings & Loan Association Mortgage Loan Trust
1.396% (12MTA + 0.920%) due 03/19/2046 ^~		352	291
2.132% due 08/19/2045 •		8	7
EMF-NL Prime BV 0.352% due 04/17/2041 •	EUR	2,381	2,372
Eurosail PLC 1.052% due 10/17/2040 •		814	853
Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~		$12,026	11,743
First Horizon Alternative Mortgage Securities Trust
2.538% due 04/25/2036 ^~		228	203
2.801% due 03/25/2035 ~		20	13
3.162% due 06/25/2036 ^~		297	253
3.309% due 01/25/2036 ^~		2,327	1,375
First Horizon Mortgage Pass-Through Trust 3.213% due 08/25/2035 ~		81	55
GreenPoint Mortgage Funding Trust
2.064% (US0001M + 0.440%) due 06/25/2045 ~		6	6
2.164% (US0001M + 0.540%) due 11/25/2045 ~		57	50
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.684% due 10/25/2033 ~		9	9
Grifonas Finance PLC 0.551% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	426	423
GS Mortgage Securities Trust 3.135% due 06/10/2046		$310	307
GSMPS Mortgage Loan Trust 1.974% due 03/25/2035 •		36	35
GSR Mortgage Loan Trust
2.880% (H15T1Y + 1.750%) due 03/25/2033 ~		3	3
3.093% due 06/25/2034 ~		38	35
5.750% due 03/25/2036 ^		164	156
5.750% due 01/25/2037 ^		355	261
6.000% due 02/25/2036 ^		1,151	585
6.000% due 03/25/2037 ^		713	442
6.000% due 05/25/2037 ^		227	182
6.500% due 09/25/2036 ^		328	179
HarborView Mortgage Loan Trust
1.792% due 11/19/2036 •		98	90
1.792% due 11/19/2046 ^•		26	19
2.073% due 06/19/2045 ^•		2,459	1,273
2.092% (US0001M + 0.480%) due 06/19/2035 ~		26	24
2.112% (US0001M + 0.500%) due 01/19/2036 ~		935	598
2.172% (US0001M + 0.560%) due 02/19/2036 ~		648	372
2.179% due 04/19/2034 ~		4	3
2.232% (US0001M + 0.620%) due 11/19/2035 ~		601	491
2.432% due 11/19/2034 ^•		336	291
3.112% due 10/19/2035 •		395	274
HomeBanc Mortgage Trust 2.763% due 04/25/2037 ^~		5,572	5,179
Impac CMB Trust 2.284% (US0001M + 0.660%) due 03/25/2035 ~		58	57
Impac Secured Assets Trust 2.324% due 05/25/2036 •		34	32
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 5.314% due 01/25/2051		193	189

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

IndyMac IMSC Mortgage Loan Trust 2.981% due 06/25/2037 ^~	505	372
IndyMac INDA Mortgage Loan Trust
2.938% due 12/25/2036 ^~	21	19
2.988% due 01/25/2036 ~	392	366
IndyMac INDX Mortgage Loan Trust
1.784% due 04/25/2037 •	285	248
1.874% due 02/25/2037 •	1,323	918
2.004% due 09/25/2046 •	19	17
2.024% (US0001M + 0.400%) due 11/25/2046 ~	293	281
2.804% due 10/25/2034 ~	729	706
3.002% due 01/25/2036 ^~	235	213
3.016% due 12/25/2034 ~	227	223
3.236% due 06/25/2036 ~	544	515
JP Morgan Alternative Loan Trust
1.523% due 06/27/2037 •	219	171
1.904% due 03/25/2037 •	533	554
1.984% due 06/25/2037 •	4,327	2,566
3.330% due 05/25/2037 ^~	740	652
5.500% due 11/25/2036 ^~	1	1
5.843% due 05/26/2037 ~	3,113	2,662
6.810% due 08/25/2036 ^þ	978	930
JP Morgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046	34	34
3.414% due 01/15/2046	11	11
JP Morgan Mortgage Trust
2.203% due 11/25/2033 ~	4	4
2.614% due 04/25/2036 ^~	118	104
2.753% due 11/25/2035 ^~	189	162
2.947% due 07/25/2035 ~	12	12
2.976% due 04/25/2037 ^~	20	18
3.285% due 05/25/2034 ~	47	46
5.750% due 01/25/2036 ^	785	442
6.000% due 08/25/2037 ^	10	6
6.250% due 07/25/2036 ^	1,290	698
6.500% due 01/25/2036 ^	429	264
6.500% due 08/25/2036 ^	1,436	680
Lehman XS Trust
2.024% due 08/25/2046 •	1,216	1,121
2.084% due 04/25/2046 ^•	430	490
MASTR Adjustable Rate Mortgages Trust
2.224% due 05/25/2047 ^•	6	6
2.431% due 05/25/2034 ~	64	62
3.052% due 11/21/2034 ~	17	16
MASTR Seasoned Securitization Trust 3.410% due 10/25/2032 ~	8	8
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 2.024% due 11/15/2031 •	37	36
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.764% (US0001M + 0.440%) due 12/15/2030 ~	71	68
Merrill Lynch Mortgage Investors Trust
0.145% due 11/25/2029 ~(a)	829	4
2.253% due 02/25/2036 ~	427	419
2.277% due 02/25/2033 ~	9	9
2.284% (US0001M + 0.660%) due 06/25/2028 ~	1	1
2.606% due 03/25/2036 ^~	784	457
2.968% due 05/25/2033 ~	2	2
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046	11	11
2.657% due 05/15/2046	19	18
3.912% due 07/15/2046 ~	7	7
Morgan Stanley Mortgage Loan Trust
1.884% (US0001M + 0.260%) due 03/25/2036 ~	219	150
2.176% due 06/25/2036 ~	1,808	1,763
2.421% due 12/25/2037 ~	1,262	898
2.535% due 06/25/2036 ~	16	16
2.563% due 07/25/2035 ~	95	86
2.748% due 07/25/2035 ^~	72	64
2.751% due 08/25/2034 ~	10	10
3.031% due 08/25/2034 ~	51	50
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/2035 ^	476	441
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	9,152	8,870
2.750% due 11/25/2059 ~	13,974	13,408
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.044% due 06/25/2037 •	3,901	3,475
2.549% due 10/25/2035 ~	362	239
3.058% due 08/25/2035 ~	40	40
Prime Mortgage Trust
2.024% (US0001M + 0.400%) due 02/25/2034 ~	1	1
5.500% due 06/25/2036 ^	1	1
RBSGC Structured Trust 5.500% due 11/25/2035 ^~	1,948	1,720
RBSSP Resecuritization Trust
1.486% due 06/27/2036 •	6,153	5,247

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

1.486% due 08/27/2037 •		550	540
Residential Accredit Loans, Inc. Trust
1.874% (US0001M + 0.250%) due 02/25/2036 ^~		155	105
1.904% due 01/25/2037 •		359	363
1.984% due 05/25/2036 •		863	790
1.994% due 12/25/2036 •		63	52
2.024% (US0001M + 0.400%) due 11/25/2036 ^~		198	146
2.124% (US0001M + 0.500%) due 08/25/2037 ~		48	43
2.424% due 10/25/2045 •		126	113
3.364% due 02/25/2035 ^~		513	437
3.537% due 12/26/2034 ^~		158	70
4.393% due 01/25/2036 ^~		1,198	987
5.837% due 09/25/2037 ~		7,150	5,606
6.000% due 06/25/2036 ^		187	161
6.500% due 09/25/2037 ^		249	215
Residential Asset Securitization Trust
2.024% due 01/25/2046 ^•		1,504	502
2.074% (US0001M + 0.450%) due 02/25/2034 ~		60	57
5.500% due 09/25/2035 ^		85	49
5.500% due 12/25/2035 ^		238	137
5.750% due 02/25/2036 ^		788	369
6.000% due 07/25/2036		371	234
6.000% due 07/25/2037 ^		1,354	616
Residential Funding Mortgage Securities, Inc. Trust
3.990% due 02/25/2036 ^~		250	224
4.123% due 09/25/2036 ^~		19	10
6.000% due 10/25/2036 ^		318	285
6.500% due 03/25/2032		13	12
RMAC Securities PLC 1.021% (SONIO/N + 0.269%) due 06/12/2044 ~	GBP	569	665
Sequoia Mortgage Trust 3.014% due 09/20/2046 ^~		$44	32
Structured Adjustable Rate Mortgage Loan Trust
1.876% due 01/25/2035 ^•		12	11
1.944% due 10/25/2035 •		2,447	2,304
2.064% due 06/25/2037 •		1,322	1,197
2.769% due 03/25/2034 ~		6	6
3.023% due 04/25/2036 ^~		317	213
3.064% due 01/25/2035 ~		74	72
3.090% due 10/25/2036 ^~		317	207
3.094% due 09/25/2036 ^~		201	163
Structured Asset Mortgage Investments Trust
1.744% due 08/25/2036 •		169	157
1.984% (US0001M + 0.360%) due 07/25/2046 ~		1,903	1,639
2.044% due 05/25/2036 •		99	80
2.044% due 08/25/2036 ^•		836	793
2.084% (US0001M + 0.460%) due 05/25/2045 ~		30	27
2.095% due 07/19/2035 •		126	119
2.175% due 07/19/2034 •		5	5
2.184% (US0001M + 0.560%) due 02/25/2036 ^~		282	259
2.224% due 08/25/2036 ^•		612	562
2.255% due 09/19/2032 •		1	1
2.295% due 03/19/2034 •		2	2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.688% due 03/25/2033 ~		21	21
Thornburg Mortgage Securities Trust
2.017% due 10/25/2043 ~		64	61
4.783% (US0012M + 1.250%) due 06/25/2037 ~		13,929	13,015
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	12,212	14,817
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046		$82	81
3.244% due 04/10/2046		40	40
Wachovia Mortgage Loan Trust LLC
2.317% due 10/20/2035 ~		255	242
2.548% due 05/20/2036 ^~		189	188
2.774% due 03/20/2037 ^~		27	25
WaMu Mortgage Pass-Through Certificates Trust
1.134% due 12/25/2046 •		177	160
1.206% due 01/25/2047 •		83	79
1.226% due 06/25/2047 ^•		47	36
1.372% due 05/25/2046 •		101	92
1.456% due 06/25/2046 •		465	445
1.676% due 11/25/2042 •		8	7
1.824% (COF 11 + 1.500%) due 12/25/2046 ~		296	286
1.876% (12MTA + 1.400%) due 06/25/2042 ~		95	89
1.876% (12MTA + 1.400%) due 08/25/2042 ~		69	66
2.164% due 12/25/2045 •		3	3
2.204% due 12/25/2045 •		332	303
2.325% due 12/25/2032 ~		1,831	1,795
2.368% due 03/25/2033 ~		27	26
2.383% due 09/25/2033 ~		4	4
2.421% due 10/25/2034 ~		89	84
2.462% due 03/25/2034 ~		2	2
2.521% due 10/25/2036 ^~		20	19
2.751% due 08/25/2035 ~		226	213

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

2.758% due 03/25/2037 ^~		16,008	13,694
2.798% due 03/25/2035 ~		97	96
2.833% due 01/25/2036 ~		482	470
3.107% due 07/25/2037 ^~		254	243
3.120% due 05/25/2037 ^~		35	31
3.220% due 06/25/2033 ~		39	38
3.222% due 06/25/2037 ^~		984	901
3.331% due 10/25/2036 ^~		589	542
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	200
1.742% due 12/21/2049 •		5,418	6,590
2.442% due 12/21/2049 •		910	1,105
2.942% due 12/21/2049 •		455	551
3.442% due 12/21/2049 •		260	315
3.942% due 12/21/2049 •		260	314
Washington Mutual Mortgage Pass-Through Certificates Trust
1.246% (12MTA + 0.770%) due 04/25/2047 ~		$3,094	2,573
2.324% due 01/25/2036 ^•		2,305	1,870
3.639% due 06/25/2033 ~		15	15
5.500% due 11/25/2035		100	82
5.750% due 11/25/2035 ^		628	602
6.000% due 10/25/2035 ^		359	265
Wells Fargo Alternative Loan Trust 1.974% due 06/25/2037 ^•		925	822
Wells Fargo Mortgage-Backed Securities Trust 2.870% due 04/25/2036 ~		43	41

Total Non-Agency Mortgage-Backed Securities (Cost $230,839)			221,559

ASSET-BACKED SECURITIES 22.2%
522 Funding CLO Ltd. 2.103% due 10/20/2031 •		3,700	3,615
ACE Securities Corp. Home Equity Loan Trust
1.744% (US0001M + 0.120%) due 08/25/2036 ^~		2,965	835
1.784% due 08/25/2036 ^•		1,590	450
1.824% (US0001M + 0.200%) due 12/25/2036 ~		5,079	1,546
2.599% due 11/25/2033 •		169	164
Aegis Asset-Backed Securities Trust 2.624% (US0001M + 1.000%) due 03/25/2035 ^~		220	211
American Money Management Corp. CLO Ltd.
1.914% due 04/17/2029 •		423	417
2.352% (US0003M + 0.950%) due 11/10/2030 ~		2,600	2,559
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.749% due 11/25/2034 •		870	831
Amortizing Residential Collateral Trust 2.324% (US0001M + 0.700%) due 10/25/2031 ~		246	236
Anchorage Capital CLO Ltd.
2.094% due 07/15/2030 •		8,400	8,303
2.184% (US0003M + 1.140%) due 07/15/2032 ~		800	781
2.276% due 07/22/2032 •		4,400	4,277
Apex Credit CLO Ltd. 3.086% due 09/20/2029 •		6,537	6,442
Apidos CLO 1.974% due 07/17/2030 •		1,900	1,873
Ares CLO Ltd.
1.914% (US0003M + 0.870%) due 01/15/2029 ~		6,549	6,453
2.094% (US0003M + 1.050%) due 01/15/2032 ~		2,000	1,950
Ares European CLO DAC
0.780% due 10/15/2031 •	EUR	14,000	14,346
0.850% due 04/20/2032 •		3,300	3,368
Argent Securities Trust
1.734% due 09/25/2036 •		$379	138
1.774% due 09/25/2036 •		893	327
1.924% due 06/25/2036 •		3,489	1,101
1.924% due 07/25/2036 •		2,118	638
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.444% (US0001M + 0.820%) due 02/25/2034 ~		609	574
Asset-Backed Funding Certificates Trust
1.734% due 01/25/2037 •		2,756	1,691
1.784% due 01/25/2037 •		1,324	816
1.924% due 05/25/2037 •		12,744	11,852
2.324% due 06/25/2034 •		353	339
2.624% (US0001M + 1.000%) due 06/25/2037 ~		38	33
2.674% due 03/25/2034 ^•		706	678
2.749% due 12/25/2032 •		209	205
Asset-Backed Securities Corp. Home Equity Loan Trust 2.719% due 02/25/2035 •		660	652
Aurium CLO DAC 0.730% due 01/16/2031 •	EUR	6,700	6,898
Avoca CLO DAC 0.810% (EUR003M + 0.810%) due 01/12/2031 ~		500	514
Bayview Financial Revolving Asset Trust 2.563% due 02/28/2040 •		$68	65
Bear Stearns Asset-Backed Securities Trust
1.824% due 12/25/2036 •		38	38
1.944% due 08/25/2036 •		2,768	2,633

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

2.254% due 02/25/2036 •		1,979	1,975
2.269% due 12/25/2035 •		57	57
2.344% (US0001M + 0.720%) due 11/25/2035 ^~		1,504	1,492
2.359% (US0001M + 0.735%) due 09/25/2035 ~		1,275	1,272
2.424% (US0001M + 0.800%) due 09/25/2046 ~		305	286
2.584% due 04/25/2035 •		92	92
2.624% due 11/25/2042 •		4	4
5.500% due 08/25/2036		128	128
5.750% due 11/25/2034 ^þ		655	585
6.500% due 10/25/2036 ^		4,671	2,729
Belle Haven ABS CDO Ltd.
0.663% due 11/03/2044 •		13,719	4,395
0.703% (US0003M + 0.360%) due 11/03/2044 ~		20,568	6,646
Benefit Street Partners CLO Ltd. 1.994% due 10/15/2030 •		9,200	9,031
Birch Grove CLO Ltd. 2.959% due 06/15/2031 •		4,900	4,817
Cairn CLO DAC 0.780% (EUR003M + 0.780%) due 10/15/2031 ~	EUR	6,000	6,128
Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		6,900	7,065
0.890% due 08/15/2032 •		2,200	2,237
Carlyle Global Market Strategies CLO Ltd.
2.216% due 04/22/2032 •		$900	882
2.361% due 08/14/2030 •		9,400	9,262
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~		4,700	4,613
Carrington Mortgage Loan Trust
1.784% due 10/25/2036 •		896	748
1.864% due 06/25/2036 •		3,400	3,285
2.524% (US0001M + 0.900%) due 05/25/2034 ~		1,352	1,276
Catamaran CLO Ltd. 2.236% due 04/22/2030 •		10,844	10,703
CIFC Funding Ltd. 2.134% (US0003M + 0.950%) due 10/24/2030 ~		9,300	9,151
CIT Mortgage Loan Trust 3.124% due 10/25/2037 •		11,398	10,672
Citigroup Mortgage Loan Trust
1.944% (US0001M + 0.320%) due 09/25/2036 ~		10,053	7,699
1.944% (US0001M + 0.320%) due 12/25/2036 ~		1,743	1,312
Citius Funding Ltd. 1.082% due 05/05/2046 ^•		435,816	44
Conseco Finance Securitizations Corp. 7.770% due 09/01/2031 þ		5,186	5,282
Countrywide Asset-Backed Certificates 2.304% due 12/25/2036 ^•		169	130
Countrywide Asset-Backed Certificates Trust
1.764% due 08/25/2037 •		1,623	1,604
1.934% due 09/25/2037 ^•		1,674	1,491
4.270% due 12/25/2034 ~		476	474
Countrywide Asset-Backed Certificates Trust, Inc.
2.344% due 07/25/2034 •		373	365
3.124% (US0001M + 1.500%) due 02/25/2035 ~		2,851	2,831
Credit Suisse First Boston Mortgage Securities Corp. 2.244% due 01/25/2032 •		3	2
Credit-Based Asset Servicing & Securitization LLC 2.374% (US0001M + 0.750%) due 04/25/2036 ~		1,237	1,238
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.291% due 03/25/2037 ^þ		8,321	3,499
Credit-Based Asset Servicing & Securitization Trust
1.774% due 11/25/2036 •		902	453
3.136% due 01/25/2037 ^þ		1,211	452
Crestline Denali CLO Ltd.
2.093% (US0003M + 1.030%) due 04/20/2030 ~		2,300	2,267
2.324% due 10/23/2031 •		4,650	4,548
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		5	4
7.790% due 05/25/2030 ^þ		189	180
Elevation CLO Ltd. 2.134% (US0003M + 0.950%) due 10/25/2030 ~		5,500	5,397
Fieldstone Mortgage Investment Trust 1.326% due 11/25/2036 •		1,443	943
First Franklin Mortgage Loan Asset-Backed Certificates 2.449% (US0001M + 0.825%) due 05/25/2034 ~		336	324
First Franklin Mortgage Loan Trust
2.569% (US0001M + 0.945%) due 03/25/2035 ~		1,928	1,891
2.899% (US0001M + 1.275%) due 07/25/2034 ~		315	310
Fremont Home Loan Trust
1.754% due 11/25/2036 •		5,055	2,026
1.774% due 01/25/2037 •		1,464	698
2.104% due 02/25/2037 •		3,679	1,443
2.124% (US0001M + 0.500%) due 05/25/2036 ~		8,913	5,591
2.494% due 05/25/2034 •		3,071	2,955
GE-WMC Mortgage Securities Trust 1.924% due 08/25/2036 •		2,452	1,203

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

GoldenTree Loan Management U.S. CLO Ltd. 1.973% due 11/20/2030 •	7,700	7,533
GSAA Home Equity Trust
2.184% due 07/25/2037 •	31,412	17,903
2.524% due 08/25/2037 •	167	168
4.999% due 09/25/2035 ~	88	81
GSAMP Trust
1.674% due 12/25/2046 •	1,078	573
1.724% due 12/25/2046 •	3,936	2,094
1.774% due 12/25/2046 •	2,532	1,348
1.854% (US0001M + 0.230%) due 12/25/2046 ~	487	259
1.924% due 09/25/2036 •	1,495	603
2.104% (US0001M + 0.480%) due 08/25/2036 ~	797	670
2.164% (US0001M + 0.540%) due 04/25/2036 ~	2,320	1,661
2.494% due 11/25/2034 •	969	945
Home Equity Loan Trust 1.964% due 04/25/2037 •	3,000	2,668
Home Equity Mortgage Loan Asset-Backed Trust
1.784% due 07/25/2037 •	2,760	1,665
1.824% (US0001M + 0.200%) due 07/25/2037 ~	2,847	1,724
1.864% due 04/25/2037 •	1,976	1,373
Home Equity Mortgage Trust 5.867% due 07/25/2036 ^þ	143	20
HSI Asset Securitization Corp. Trust
1.814% due 01/25/2037 •	1,548	1,159
1.844% due 12/25/2036 •	3,533	1,142
1.964% due 12/25/2036 •	1,022	328
2.064% due 12/25/2036 •	7,561	2,440
IXIS Real Estate Capital Trust 2.084% due 01/25/2037 •	3,858	1,570
JP Morgan Mortgage Acquisition Trust
1.924% (US0001M + 0.300%) due 07/25/2036 ~	1,340	679
1.944% due 07/25/2036 ^•	1,352	441
6.630% due 07/25/2036 ^þ	1,076	374
KKR CLO Ltd. 1.994% due 07/15/2030 •	5,800	5,699
L2L Education Loan Trust 1.664% due 06/15/2031 •	2,155	2,153
LCM LP 2.063% due 07/20/2030 •	4,700	4,626
Lehman XS Trust 2.144% due 05/25/2046 ^•	26,840	24,455
Lendingpoint Asset Securitization Trust 1.110% due 02/15/2029	4,337	4,256
LoanCore Issuer Ltd. 2.454% due 05/15/2036 •	1,560	1,554
Long Beach Mortgage Loan Trust
2.224% due 02/25/2036 •	1,577	1,353
2.304% due 01/25/2046 •	215	215
2.806% (US0001M + 1.800%) due 07/25/2032 ^~	83	80
Magnetite Ltd. 2.291% due 11/15/2028 •	10,353	10,195
Marble Point CLO Ltd. 2.084% due 10/15/2030 •	5,300	5,223
MASTR Asset-Backed Securities Trust
1.674% due 10/25/2036 •	916	324
1.724% due 11/25/2036 •	56	21
1.864% (US0001M + 0.240%) due 10/25/2036 ~	1,700	1,549
1.924% (US0001M + 0.300%) due 08/25/2036 ~	889	381
2.104% due 03/25/2036 •	2,836	2,095
2.374% due 10/25/2035 ^•	629	598
Merrill Lynch Mortgage Investors Trust
1.844% due 08/25/2037 •	1,806	1,009
1.924% (US0001M + 0.300%) due 08/25/2037 ~	10,896	6,123
2.074% (US0001M + 0.450%) due 02/25/2047 ~	485	314
3.648% due 02/25/2037 ^þ	1,572	243
MidOcean Credit CLO
2.269% due 01/29/2030 •	3,763	3,714
2.528% due 02/20/2031 •	4,000	3,935
Morgan Stanley ABS Capital, Inc. Trust
1.684% due 12/25/2036 •	3,314	1,825
1.734% due 03/25/2037 •	1,410	672
1.764% due 11/25/2036 •	8,799	4,704
1.774% due 10/25/2036 •	19,186	10,811
1.774% due 11/25/2036 •	2,816	1,790
1.774% due 12/25/2036 •	733	405
1.784% due 09/25/2036 •	1,652	777
1.804% due 02/25/2037 •	2,098	728
1.824% (US0001M + 0.200%) due 02/25/2037 ~	58	33
1.844% (US0001M + 0.220%) due 11/25/2036 ~	4,758	2,550
1.874% (US0001M + 0.250%) due 03/25/2037 ~	15,121	7,252
1.924% due 09/25/2036 •	9,666	3,923
1.984% due 02/25/2037 •	1,508	527
2.104% due 06/25/2036 •	943	547
2.124% due 08/25/2036 •	117	65
2.539% (US0001M + 0.915%) due 03/25/2035 ~	355	352

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

2.674% due 09/25/2033 •		548	536
2.674% (US0001M + 1.050%) due 06/25/2035 ^~		4,000	3,675
Morgan Stanley Home Equity Loan Trust 1.724% due 12/25/2036 •		1,423	772
MP CLO Ltd. 1.934% due 10/18/2028 •		7,451	7,311
Nelnet Student Loan Trust
1.294% due 10/25/2033 •		239	231
2.196% due 03/23/2037 •		141	136
New Century Home Equity Loan Trust 4.624% (US0001M + 3.000%) due 01/25/2033 ^~		353	309
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.954% due 10/25/2036 ^•		4,269	1,019
2.024% due 02/25/2037 ^•		438	143
North Carolina State Education Assistance Authority 2.424% due 07/25/2039 •		441	437
NovaStar Mortgage Funding Trust
1.834% (US0001M + 0.210%) due 01/25/2037 ~		3,002	1,122
1.924% (US0001M + 0.300%) due 09/25/2036 ~		3,420	1,625
1.964% due 11/25/2036 •		7,750	2,913
2.124% due 10/25/2036 •		1,146	709
Oaktree CLO Ltd. 2.246% (US0003M + 1.110%) due 04/22/2030 ~		2,100	2,054
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	7,400	7,507
Octagon Investment Partners Ltd. 2.411% due 02/14/2031 •		$1,500	1,466
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.384% (US0001M + 0.760%) due 12/25/2035 ~		2,177	2,104
Option One Mortgage Loan Trust
1.754% (US0001M + 0.130%) due 07/25/2037 ~		928	713
1.804% due 04/25/2037 •		939	484
1.844% due 01/25/2037 •		807	503
1.864% due 04/25/2037 •		1,023	625
1.874% due 03/25/2037 •		514	293
1.874% due 07/25/2037 •		1,256	968
Ownit Mortgage Loan Trust
1.924% due 05/25/2037 •		1,660	1,313
3.120% due 10/25/2035 þ		641	404
OZLM Ltd.
2.024% (US0003M + 0.980%) due 10/17/2029 ~		3,665	3,616
2.223% due 07/20/2032 •		4,600	4,494
Palmer Square CLO Ltd. 2.044% due 10/17/2031 •		1,500	1,468
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	13,382	13,852
Palmer Square Loan Funding Ltd.
1.844% (US0003M + 0.800%) due 10/15/2029 ~		$1,920	1,885
1.863% (US0003M + 0.800%) due 07/20/2029 ~		10,082	9,956
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.424% (US0001M + 1.800%) due 12/25/2034 ~		754	745
People's Financial Realty Mortgage Securities Trust 1.764% due 09/25/2036 •		2,372	755
RAAC Trust
2.134% (US0001M + 0.510%) due 02/25/2036 ~		52	52
2.134% due 08/25/2036 •		72	72
2.224% due 06/25/2044 •		272	236
Rad CLO Ltd. 2.304% (US0003M + 1.120%) due 07/24/2032 ~		5,450	5,298
Renaissance Home Equity Loan Trust
3.269% due 09/25/2037 þ		5,705	4,296
5.612% due 04/25/2037 þ		3,801	1,280
Residential Asset Securities Corp. Trust
2.144% due 07/25/2036 ^•		14,614	13,206
2.164% due 07/25/2036 •		2,724	2,419
2.464% due 12/25/2034 •		243	241
2.659% (US0001M + 0.690%) due 08/25/2035 ~		2,000	1,968
Romark CLO Ltd. 2.214% (US0003M + 1.030%) due 10/23/2030 ~		5,300	5,206
Saranac CLO Ltd. 2.584% due 08/13/2031 •		3,700	3,624
Saxon Asset Securities Trust
1.679% due 03/25/2035 ^•		168	163
1.794% (US0001M + 0.170%) due 10/25/2046 ~		832	814
Sculptor European CLO DAC 0.790% due 01/14/2032 •	EUR	7,200	7,285
Securitized Asset-Backed Receivables LLC Trust
2.124% due 03/25/2036 •		$2,592	1,700
2.389% due 02/25/2034 •		751	737
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	8,100	8,250
SG Mortgage Securities Trust
1.774% due 10/25/2036 •		$3,424	3,232
1.834% (US0001M + 0.210%) due 10/25/2036 ~		2,300	1,772
2.164% due 02/25/2036 •		5,227	3,171

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Sierra Madre Funding Ltd.
1.500% due 09/07/2039 •		14,666	11,253
1.520% (US0001M + 0.400%) due 09/07/2039 ~		34,227	26,262
Signal Peak CLO Ltd. 2.294% due 04/25/2031 •		2,300	2,266
SLM Student Loan Trust
1.354% due 07/25/2025 •		128	111
2.684% due 04/25/2023 •		2,446	2,442
3.124% (US0001M + 1.500%) due 06/25/2043 ~		103	96
3.124% due 09/25/2076 •		104	97
3.424% (US0001M + 1.800%) due 11/25/2070 ~		141	135
Sound Point CLO Ltd.
2.043% due 10/20/2030 •		5,100	5,008
2.084% (US0003M + 0.900%) due 01/23/2029 ~		5,258	5,183
2.164% due 07/25/2030 •		2,800	2,754
2.273% due 07/20/2032 •		5,500	5,360
Soundview Home Loan Trust
1.734% (US0001M + 0.110%) due 02/25/2037 ~		4,398	1,332
2.184% due 10/25/2036 •		2,859	2,767
2.574% due 09/25/2037 •		2,260	1,917
Specialty Underwriting & Residential Finance Trust
1.744% due 03/25/2037 •		707	442
1.924% due 09/25/2037 •		4,116	1,812
Stratus CLO Ltd. 2.013% due 12/29/2029 •		5,117	5,034
Structured Asset Investment Loan Trust
2.344% (US0001M + 0.720%) due 10/25/2035 ~		465	453
2.599% due 01/25/2035 •		1,713	1,603
2.749% (US0001M + 1.125%) due 01/25/2035 ~		606	545
3.004% (US0001M + 1.380%) due 04/25/2033 ~		36	34
3.199% due 01/25/2035 •		684	550
3.349% (US0001M + 1.725%) due 01/25/2035 ^~		548	175
Structured Asset Securities Corp. Trust 2.314% (US0001M + 0.690%) due 09/25/2035 ~		7,383	7,080
Symphony CLO Ltd. 1.988% (US0003M + 0.950%) due 07/14/2026 ~		1,259	1,256
Symphony Static CLO Ltd. 2.014% (US0003M + 0.830%) due 10/25/2029 ~		4,175	4,100
Talon Funding Ltd. 2.101% due 06/05/2035 •		1,445	232
TCI-Symphony CLO Ltd. 2.041% due 10/13/2032 •		9,300	9,076
TCW CLO Ltd. 2.154% (US0003M + 0.970%) due 04/25/2031 ~		5,600	5,480
THL Credit Wind River Clo Ltd. 2.124% due 04/15/2031 •		7,000	6,827
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	2,500	2,554
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$19,560	18,996
Triaxx Prime CDO Ltd. 1.380% (US0001M + 0.260%) due 10/02/2039 ~		3,599	221
Venture CLO Ltd.
1.963% due 10/20/2028 •		958	946
2.053% due 07/20/2030 •		2,600	2,558
2.083% due 04/20/2029 •		7,281	7,187
2.446% due 07/30/2032 •		4,900	4,766
Vibrant CLO Ltd.
2.103% due 09/15/2030 •		6,900	6,768
2.183% (US0003M + 1.120%) due 07/20/2032 ~		6,200	6,039
3.046% due 06/20/2029 •		1,968	1,939
Voya CLO Ltd.
1.994% due 04/17/2030 •		1,000	988
2.044% (US0003M + 1.000%) due 10/15/2030 ~		2,800	2,752
Washington Mutual Asset-Backed Certificates Trust 2.104% due 05/25/2036 •		1,452	1,198
Wellfleet CLO Ltd.
1.953% due 04/20/2029 •		2,169	2,154
1.953% due 07/20/2029 •		7,744	7,667
2.123% (US0003M + 1.060%) due 10/20/2029 ~		2,078	2,053
Wells Fargo Home Equity Asset-Backed Securities Trust 3.199% (US0001M + 1.575%) due 02/25/2035 ~		796	797

Total Asset-Backed Securities (Cost $833,533)			732,963

SOVEREIGN ISSUES 5.1%
Argentina Government International Bond
0.500% due 07/09/2030 þ		4,802	1,047
1.000% due 07/09/2029		685	161
1.125% due 07/09/2035 þ		14,347	3,031
1.400% due 03/25/2023	ARS	975,738	3,579
2.500% due 07/09/2041 þ		$132	34
15.500% due 10/17/2026	ARS	31,710	38
47.331% (BADLARPP) due 10/04/2022 ~		2,200	2
Dominican Republic International Bond 5.300% due 01/21/2041		$2,050	1,428

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Israel Government International Bond
2.750% due 07/03/2030		3,200	2,972
3.375% due 01/15/2050		1,300	1,054
3.800% due 05/13/2060		3,800	3,176
3.875% due 07/03/2050		1,700	1,499
Kuwait International Government Bond 3.500% due 03/20/2027		3,300	3,291
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	19,128	12,226
3.000% due 09/20/2030		5,096	3,436
Peru Government International Bond
5.940% due 02/12/2029	PEN	40,600	9,695
6.150% due 08/12/2032		20,800	4,808
6.350% due 08/12/2028		45,875	11,302
Provincia de Buenos Aires 49.102% due 04/12/2025	ARS	325,460	1,092
Qatar Government International Bond 3.875% due 04/23/2023		$6,700	6,731
Romania Government International Bond 1.750% due 07/13/2030	EUR	3,600	2,697
Russia Government International Bond 5.100% due 03/28/2035 ^(c)		$1,000	265
Saudi Government International Bond 2.875% due 03/04/2023		1,600	1,598
South Africa Government International Bond
4.850% due 09/30/2029		10,000	8,567
10.500% due 12/21/2026	ZAR	1,064,500	69,290
Turkey Government International Bond
5.750% due 03/22/2024		$3,000	2,795
6.350% due 08/10/2024		12,400	11,494

Total Sovereign Issues (Cost $199,502)			167,308

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos SAB de CV (d)		477	0

ENERGY 0.0%
Constellation Oil 'B' «(d)(j)		1,262,836	137

FINANCIALS 0.0%
Intelsat SA «(d)(j)		22,223	622

Total Common Stocks (Cost $2,728)			759

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)		2,327	11

Total Rights (Cost $0)			11

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(j)		1	0

FINANCIALS 0.0%
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		2,327	12

Total Warrants (Cost $0)			12

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		3,500	4,255

Total Convertible Preferred Securities (Cost $4,179)			4,255

PREFERRED SECURITIES 1.1%
BANKING & FINANCE 0.7%
AGFC Capital Trust 2.794% (US0003M + 1.750%) due 01/15/2067 ~		6,600,000	3,606

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Bank of America Corp.
4.300% due 01/28/2025 •(h)		3,900,000	3,266
5.875% due 03/15/2028 •(h)		1,600,000	1,407
CaixaBank SA
6.000% due 07/18/2022 •(h)(i)		600,000	629
6.750% due 06/13/2024 •(h)(i)		200,000	202
Citigroup, Inc. 4.000% due 12/10/2025 •(h)		600,000	521
JPMorgan Chase & Co. 5.000% due 08/01/2024 •(h)		7,900,000	6,977
Nationwide Building Society 10.250% ~		10,000	1,783
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		3,571,675	3,645
Wells Fargo & Co. 3.900% due 03/15/2026 •(h)		400,000	345

			22,381

UTILITIES 0.4%
AT&T Mobility LLC 7.000% due 10/20/2022 «(h)(j)		400,020	10,156
AT&T, Inc. 2.875% due 03/02/2025 •(h)		3,800,000	3,489

			13,645

Total Preferred Securities (Cost $40,170)			36,026

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 22.7%
REPURCHASE AGREEMENTS (k) 9.5%			313,709

ARGENTINA TREASURY BILLS 0.1%
51.049% due 09/30/2022 (f)(g)	ARS	869,800	2,916

JAPAN TREASURY BILLS 9.2%
(0.106)% due 07/11/2022 - 09/12/2022 (e)(f)	JPY	41,103,000	302,983

U.S. TREASURY BILLS 3.9%
1.266% due 07/21/2022 - 09/29/2022 (e)(f)(p)		$128,600	128,320

Total Short-Term Instruments (Cost $770,070)			747,928

Total Investments in Securities (Cost $3,684,986)			3,391,742

		SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		530,646	5,149

Total Short-Term Instruments (Cost $5,154)			5,149

Total Investments in Affiliates (Cost $5,154)			5,149

Total Investments 103.0% (Cost $3,690,140)			$3,396,891
Financial Derivative Instruments (m)(o) 0.1%(Cost or Premiums, net $16,066)			2,981
Other Assets and Liabilities, net (3.1)%			(100,642)

Net Assets 100.0%			$3,299,230

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022	09/24/2020	$10,820	$10,156	0.31%
Citigroup, Inc. 3.057% due 01/25/2033	01/18/2022	2,400	2,037	0.06
Citigroup, Inc. 3.290% due 03/17/2026	03/10/2022	2,500	2,420	0.07
Citigroup, Inc. 3.785% due 03/17/2033	03/10/2022	5,200	4,690	0.14
Constellation Oil 'B'	06/10/2022	137	137	0.00
Constellation Oil Class 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Deutsche Bank AG 0.898% due 05/28/2024	05/25/2021	2,100	1,969	0.06
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	1,000	889	0.03
Deutsche Bank AG 3.729% due 01/14/2032	01/27/2021-01/28/2021	1,708	1,280	0.04
Intelsat SA	09/05/2018	2,086	622	0.02

$27,951	$24,200	0.73%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$6,009	U.S. Treasury Notes 3.000% due 06/30/2024	$(6,129)	$6,009	$6,009
1.450	06/30/2022	07/01/2022	109,300	U.S. Treasury Bonds 4.250% due 11/15/2040	(111,486)	109,300	109,305
NXN	1.480	06/30/2022	07/01/2022	198,400	U.S. Treasury Bonds 3.125% - 3.875% due 08/15/2040 - 05/15/2048	(204,097)	198,400	198,408

Total Repurchase Agreements	$(321,712)	$313,709	$313,722

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	(2.950)%	05/23/2022	TBD(3)	EUR	(1,790)	$(1,870)

Total Reverse Repurchase Agreements	$(1,870)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

U.S. Government Agencies (4.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2052	$158,200	$(135,585)	$(137,189)

U.S. Treasury Obligations (1.0)%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/2031	35,229	(34,559)	(33,547)

Total Short Sales (5.2)%	$(170,144)	$(170,736)

(l)	Securities with an aggregate market value of $1,573 and cash of $1 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(3,262) at a weighted average interest rate of (1.840)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $(21) of accrued interest.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2022	63	$8,199	$(4)	$131	$0
Euro-BTP Italy Government Bond September Futures	09/2022	878	113,283	(2,036)	2,696	0
Euro-Bund 10-Year Bond September Futures	09/2022	138	21,516	(188)	521	0
U.S. Treasury 5-Year Note September Futures	09/2022	4,725	530,381	(4,394)	3,322	0
U.S. Treasury 10-Year Note September Futures	09/2022	3,871	458,834	(5,718)	3,931	0

$(12,340)	$10,601	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra September Futures	09/2022	826	$(105,212)	$1,798	$0	$(1,097)
U.S. Treasury 30-Year Bond September Futures	09/2022	717	(99,394)	722	0	(1,210)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	704	(108,658)	1,132	0	(1,650)

$3,652	$0	$(3,957)

Total Futures Contracts	$(8,688)	$10,601	$(3,957)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Berkshire Hathaway, Inc.	1.000%	Quarterly	03/20/2023	0.108%	$3,000	$(10)	$30	$20	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2022	1.222	900	0	(1)	(1)	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	1.520	1,700	6	(14)	(8)	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	7,000	(21)	(375)	(396)	0	(9)
Boeing Co.	1.000	Quarterly	06/20/2027	2.538	400	(9)	(17)	(26)	0	(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.782	EUR	9,600	30	27	57	0	(21)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	3.001	$700	93	(72)	21	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	2.634	1,700	338	(177)	161	0	(2)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.258	15,600	315	(256)	59	0	(3)
Stellantis NV	5.000	Quarterly	06/20/2026	1.941	EUR	3,300	767	(365)	402	0	(17)
Stellantis NV	5.000	Quarterly	12/20/2026	2.172	4,700	1,097	(512)	585	0	(32)
Valeo SA	1.000	Quarterly	06/20/2026	2.759	1,700	(19)	(95)	(114)	0	(7)

$2,587	$(1,827)	$760	$0	$(93)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index		(5.000)%	Quarterly	12/20/2025		$31,680	$(1,119)	$1,206	$87	$50	$0
CDX.HY-36 5-Year Index		(5.000)	Quarterly	06/20/2026		75,240	(7,163)	7,758	595	112	0

							$(8,282)	$8,964	$682	$162	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index		1.000%	Quarterly	06/20/2026		$100	$(3)	$(9)	$(12)	$0	$0
CDX.HY-37 5-Year Index		5.000	Quarterly	12/20/2026		495	38	(44)	(6)	0	0
CDX.HY-38 5-Year Index		5.000	Quarterly	06/20/2027		16,830	549	(1,017)	(468)	0	(22)
CDX.IG-35 5-Year Index		1.000	Quarterly	12/20/2025		1,500	27	(17)	10	0	0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026		4,900	107	(84)	23	0	(2)
CDX.IG-37 5-Year Index		1.000	Quarterly	12/20/2026		600	12	(11)	1	0	0
CDX.IG-38 5-Year Index		1.000	Quarterly	06/20/2027		16,100	167	(167)	0	0	(3)
iTraxx Crossover 37 5-Year Index		5.000	Quarterly	06/20/2027	EUR	19,000	283	(871)	(588)	0	(181)

							$1,180	$(2,220)	$(1,040)	$0	$(208)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	02/07/2023	GBP	79,500	$(90)	$(965)	$(1,055)	$32	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2027		50,200	4,085	1,749	5,834	0	(580)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		76,800	(7,450)	(6,067)	(13,517)	1,397	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		43,100	9,135	7,451	16,586	0	(1,282)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.086	Semi-Annual	09/11/2029	JPY	624,000	0	(166)	(166)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.853	Annual	05/18/2032		$29,600	(246)	(2,122)	(2,368)	241	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		51,300	10,705	(1,484)	9,221	0	(464)
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027	BRL	29,800	0	(361)	(361)	19	0
Pay	1-Year BRL-CDI	11.020	Maturity	01/04/2027		149,400	0	(1,126)	(1,126)	91	0
Pay	1-Year BRL-CDI	11.045	Maturity	01/04/2027		137,800	0	(1,019)	(1,019)	84	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		8,800	0	(65)	(65)	5	0
Pay	1-Year BRL-CDI	11.086	Maturity	01/04/2027		116,400	0	(858)	(858)	71	0
Pay	1-Year BRL-CDI	11.098	Maturity	01/04/2027		170,900	0	(1,249)	(1,249)	104	0
Pay	1-Year BRL-CDI	11.115	Maturity	01/04/2027		140,800	(844)	(172)	(1,016)	86	0
Pay	1-Year BRL-CDI	11.814	Maturity	01/04/2027		127,300	0	(450)	(450)	75	0
Pay	1-Year BRL-CDI	11.868	Maturity	01/04/2027		113,300	0	(371)	(371)	66	0
Pay(6)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	463,500	4	(5,723)	(5,719)	311	0
Pay(6)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		64,000	1	(817)	(816)	43	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		9,500	0	(430)	(430)	10	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		8,600	0	(379)	(379)	9	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		5,100	0	(225)	(225)	5	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		2,600	0	(114)	(114)	3	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		14,300	20	(663)	(643)	15	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		88,700	(1,512)	(4,856)	(6,368)	172	0
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	227,249,700	(504)	(12,485)	(12,989)	387	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026		29,832,800	1,237	468	1,705	0	(51)
Pay	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2026		44,017,000	83	(2,236)	(2,153)	76	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		116,355,500	1,226	10,686	11,912	0	(491)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031	15,367,300	(1,199)	(374)	(1,573)	65	0
Receive	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2031	23,875,500	95	1,956	2,051	0	(102)
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	175,100	59	(1,383)	(1,324)	94	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023	243,600	(6)	(1,925)	(1,931)	93	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	$239,700	11,006	2,229	13,235	0	(1,177)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	31,800	2,731	(436)	2,295	0	(167)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	200	12	(3)	9	0	(1)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	25,770	258	4,281	4,539	0	(176)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	8,500	(64)	(393)	(457)	112	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	5,000	(19)	(163)	(182)	67	0
Pay	28-Day MXN-TIIE	5.660	Lunar	03/24/2023	MXN	488,630	(3)	(649)	(652)	2	0
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	24,300	9	(2,765)	(2,756)	188	0

$28,729	$(23,674)	$5,055	$3,930	$(4,491)

Total Swap Agreements	$24,214	$(18,757)	$5,457	$4,092	$(4,792)

(n)	Securities with an aggregate market value of $17,927 and cash of $47,009 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2022	$1,056	NZD	1,680	$0	$(7)
BOA	07/2022	EUR	10,998	$11,633	108	0
07/2022	GBP	46,123	58,317	2,172	0
07/2022	JPY	1,822	14	0	0
07/2022	PEN	17,972	4,473	0	(213)
07/2022	$897	DKK	6,309	0	(8)
07/2022	1,330	GBP	1,061	0	(39)
07/2022	19,915	NZD	31,953	41	0
07/2022	ZAR	18,550	$1,209	70	0
08/2022	DKK	6,296	897	9	0
08/2022	MXN	17,791	876	0	(3)
08/2022	NZD	31,953	19,909	0	(43)
08/2022	SEK	12,260	1,239	39	0
08/2022	$6,310	PEN	24,355	32	0
09/2022	PEN	18,346	$4,361	0	(389)
11/2022	ZAR	65,651	4,135	150	0
02/2023	PEN	24,355	6,203	0	(38)
BPS	07/2022	CAD	1,742	1,383	30	0
07/2022	EUR	10,983	11,607	105	(8)
07/2022	MXN	25,167	1,203	0	(48)
07/2022	NZD	2,195	1,395	24	0
07/2022	$9,495	CAD	12,284	48	0
07/2022	242,261	EUR	230,109	0	(1,118)
07/2022	3,183	GBP	2,567	0	(58)
07/2022	1,252	MXN	25,167	0	(1)
08/2022	EUR	218,389	$230,120	839	0
08/2022	$875	INR	68,204	0	(14)
08/2022	16,758	JPY	2,272,831	21	0
08/2022	ZAR	255,059	$15,975	364	0
09/2022	JPY	6,752,000	50,536	537	0
09/2022	MXN	25,167	1,234	0	(1)
09/2022	TWD	1,840	66	4	0
11/2022	ZAR	141,115	8,802	238	0
BRC	07/2022	JPY	13,723,000	112,653	11,477	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

09/2022	6,828,000	51,101	540	0
11/2022	ZAR	49,924	3,111	81	0
CBK	07/2022	BRL	168,911	32,247	0	(28)
07/2022	NZD	1,037	647	0	(1)
07/2022	PEN	34,989	8,915	0	(210)
07/2022	$34,769	BRL	168,911	0	(2,493)
07/2022	885	PEN	3,324	0	(18)
08/2022	PEN	24,355	$6,171	0	(171)
12/2022	20,411	4,867	0	(387)
DUB	07/2022	DKK	1,750	259	13	0
07/2022	$27	PLN	117	0	(1)
12/2022	ZAR	25,614	$1,630	81	0
02/2023	36,465	2,183	0	(9)
GLM	07/2022	MXN	11,662	571	0	(8)
07/2022	ZAR	965	60	1	0
08/2022	PEN	17,096	4,556	107	0
08/2022	$1,821	COP	6,942,725	0	(162)
08/2022	298	PEN	1,117	0	(7)
09/2022	HKD	8,840	$1,129	0	0
11/2022	ZAR	69,519	4,331	111	0
05/2023	64,088	3,835	18	0
HUS	07/2022	AUD	13,390	9,222	0	(21)
07/2022	CAD	3,819	3,025	58	0
07/2022	JPY	13,800,000	111,911	10,119	0
07/2022	NOK	2,440	261	13	0
07/2022	$26,212	EUR	25,140	155	(22)
08/2022	9,223	AUD	13,390	21	0
08/2022	9,437	CLP	7,908,081	0	(880)
08/2022	875	CNH	5,878	2	0
05/2023	882	5,920	4	0
JPM	07/2022	NZD	30,401	$19,903	916	0
08/2022	KRW	72,924	57	1	0
08/2022	TWD	1,120	38	0	0
08/2022	$388	CNH	2,611	2	0
08/2022	1,432	COP	5,499,925	0	(118)
08/2022	6,679	PEN	25,404	0	(68)
09/2022	TWD	2,179	$78	5	0
MYI	07/2022	BRL	168,911	32,760	485	0
07/2022	DKK	5,883	873	44	0
07/2022	$32,247	BRL	168,911	28	0
07/2022	188	DKK	1,324	0	(2)
08/2022	DKK	1,321	$188	2	0
08/2022	KRW	94,385	74	1	0
08/2022	TWD	333	11	0	0
08/2022	$32,503	BRL	168,911	0	(504)
08/2022	1,466	INR	114,551	0	(21)
09/2022	TWD	889	$32	2	0
RBC	07/2022	CAD	4,704	3,696	41	0
07/2022	$1,075	CAD	1,390	5	0
08/2022	8,277	JPY	1,122,595	11	0
09/2022	MXN	3,479	$169	0	(2)
SCX	07/2022	CAD	2,112	1,634	0	(7)
07/2022	ILS	1,098	326	11	0
07/2022	$35,631	JPY	4,577,801	0	(1,891)
07/2022	2,088	PEN	7,898	0	(30)
08/2022	1,557	CNH	10,427	1	0
08/2022	1,007	GBP	830	4	0
08/2022	8,560	JPY	1,160,978	11	0
09/2022	ZAR	23,357	$1,511	85	0
11/2022	COP	1,326,364	312	0	0
11/2022	PEN	45,655	11,014	0	(744)
SOG	07/2022	EUR	233,268	250,718	6,265	0
07/2022	$51,716	GBP	42,495	13	0
08/2022	GBP	42,495	$51,740	0	(14)
UAG	07/2022	$9,565	AUD	13,390	0	(322)
07/2022	369	MXN	7,495	3	0
07/2022	3,473	ZAR	55,886	0	(44)
08/2022	CLP	7,820,685	$8,946	503	0
09/2022	HKD	3,206	409	0	0
09/2022	MXN	48,449	2,431	51	0
11/2022	ZAR	224,316	14,118	507	0

Total Forward Foreign Currency Contracts	$36,629	$(10,173)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.880%	08/04/2022	30,700	$399	$335
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280	06/29/2023	18,000	958	2,646

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060	10/25/2023	26,300	1,500	4,820
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.073	07/07/2022	7,100	71	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.121	07/07/2022	7,100	74	1
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.134	09/15/2023	13,800	725	2,375
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.128	07/07/2022	7,100	74	1
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.898	08/04/2022	20,500	265	212
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.102	09/15/2023	14,300	777	2,517

Total Purchased Options							$4,843	$12,910

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200%	07/20/2022	10,800	$(50)	$(24)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.400	08/17/2022	26,000	(74)	(85)
BPS	Put - OTC CDX.IG-37 5-Year Index		Sell	1.200	07/20/2022	17,500	(32)	(7)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index		Sell	7.000	08/17/2022	5,200	(48)	(58)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	30,200	(137)	(66)
CBK	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200	07/20/2022	17,900	(27)	(13)
DUB	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	08/17/2022	25,800	(49)	(29)
GST	Put - OTC CDX.IG-38 5-Year Index		Sell	1.300	08/17/2022	5,700	(13)	(9)
JPM	Put - OTC CDX.HY-38 5-Year Index		Sell	95.000	08/17/2022	9,200	(111)	(140)
	Put - OTC iTraxx Crossover 37 5-Year Index		Sell	7.000	08/17/2022	11,900	(105)	(133)
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	08/17/2022	17,600	(40)	(24)

							$(686)	$(588)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	7,500	$(23)	$(30)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	7,500	(23)	(25)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	06/29/2023	87,900	(954)	(4,174)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	131,500	(1,505)	(6,795)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	03/31/2023	15,200	(25)	(9)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	03/31/2023	15,200	(33)	(56)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	12,000	(21)	(9)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	12,000	(21)	(41)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	8,300	(50)	(57)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	8,300	(50)	(47)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	3,800	(15)	0
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	3,800	(15)	(76)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.857	07/13/2022	49,000	(556)	(4,042)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	09/15/2023	69,000	(725)	(3,605)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	457,600	(911)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	457,600	(911)	(10,488)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	7,200	(44)	(50)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	7,200	(44)	(40)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	4,700	(31)	(35)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	4,700	(31)	(25)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	4,700	(33)	(39)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	4,900	(34)	(23)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	4,900	(34)	(42)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	4,900	(34)	(23)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	4,900	(34)	(43)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	4,900	(34)	(22)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	4,700	(32)	(34)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	4,700	(32)	(26)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	4,700	(32)	(31)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	4,700	(32)	(28)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.500	02/07/2023	515,000	(1,772)	(6,664)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	11,700	(21)	(9)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	11,700	(21)	(40)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	09/15/2023	71,500	(777)	(3,781)
NGF	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	03/31/2023	166,500	(276)	(95)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	03/31/2023	166,500	(365)	(609)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	19,500	(24)	(11)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	19,500	(44)	(78)

$(9,619)	$(41,207)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	$99.156	09/07/2022	800	$(3)	$(5)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	98.234	09/07/2022	6,600	(37)	(29)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	100.234	09/07/2022	6,600	(30)	(53)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	16,500	(119)	(105)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.281	07/07/2022	11,900	(54)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.305	07/07/2022	11,900	(54)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.344	07/07/2022	11,900	(53)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.563	07/07/2022	5,100	(26)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	100.281	07/07/2022	9,400	(46)	(20)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.844	08/04/2022	90,000	(478)	(466)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	101.844	08/04/2022	90,000	(323)	(82)

$(1,223)	$(772)

Total Written Options	$(11,528)	$(42,567)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	1.870%	$100	$(2)	$0	$0	$(2)
Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.692	400	(4)	(1)	0	(5)
Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.952	1,100	4	(28)	0	(24)
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.983	2,300	(6)	7	1	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.870	200	(3)	(1)	0	(4)
Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.544	1,900	(28)	14	0	(14)
Russia Government International Bond	1.000	Quarterly	12/20/2026	N/A	1,900	(414)	(1,009)	0	(1,423)
South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.186	17,400	(770)	385	0	(385)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Turkey Government International Bond	1.000	Quarterly	06/21/2024	9.231	400	(49)	(8)	0	(57)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.455	200	(7)	6	0	(1)
Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.608	1,100	(32)	20	0	(12)
JPM	Hochtief AG	5.000	Quarterly	12/20/2026	2.869	EUR	5,900	1,406	(860)	546	0
South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.075	$200	(10)	7	0	(3)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.319	11,400	81	90	171	0

$166	$(1,378)	$718	$(1,930)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$23	$0	$(3)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	563	0	(65)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	380	0	(44)

$(1,078)	$966	$0	$(112)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	6-Month THB-THBFIX	1.000%	Semi-Annual	12/15/2026	THB	1,153,300	$202	$2,103	$2,305	$0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	598,500	(296)	(1,737)	0	(2,033)
DBL	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	417,000	(31)	865	834	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	216,000	(15)	(718)	0	(733)
GLM	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	604,200	(9)	1,216	1,207	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	774,500	(188)	(2,441)	0	(2,629)
NGF	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	4,598,500	540	8,648	9,188	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	1,937,600	(754)	(5,823)	0	(6,577)

$(551)	$2,113	$13,534	$(11,972)

Total Swap Agreements	$(1,463)	$1,701	$14,252	$(14,014)

(p)

Securities with an aggregate market value of $38,736 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Under certain circumstances, implied credit spreads may not be applicable when the reference obligation or underlying security is distressed or in default (identified as “N/A”) and, as such, the market value would serve as the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$67,410	$1,845	$69,255
Corporate Bonds & Notes
Banking & Finance	0	525,992	0	525,992
Industrials	0	245,598	1,280	246,878
Utilities	0	47,056	0	47,056
Convertible Bonds & Notes
Industrials	0	13,083	0	13,083
Municipal Bonds & Notes
California	0	2,106	0	2,106
Illinois	0	1,492	0	1,492
Puerto Rico	0	242	0	242
Washington	0	19,301	0	19,301
West Virginia	0	4,869	0	4,869
U.S. Government Agencies	0	243,327	0	243,327

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

U.S. Treasury Obligations	0	307,320	0	307,320
Non-Agency Mortgage-Backed Securities	0	221,559	0	221,559
Asset-Backed Securities	0	732,963	0	732,963
Sovereign Issues	0	167,308	0	167,308
Common Stocks
Energy	0	0	137	137
Financials	0	0	622	622
Rights
Financials	0	0	11	11
Warrants
Financials	0	0	12	12
Convertible Preferred Securities
Banking & Finance	4,255	0	0	4,254
Preferred Securities
Banking & Finance	0	22,381	0	22,381
Utilities	0	3,489	10,156	13,645
Short-Term Instruments
Repurchase Agreements	0	313,709	0	313,709
Argentina Treasury Bills	0	2,916	0	2,916
Japan Treasury Bills	0	302,983	0	302,983
U.S. Treasury Bills	0	128,320	0	128,320

	$4,255	$3,373,424	$14,063	$3,391,742
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,149	$0	$0	$5,149

Total Investments	$9,404	$3,373,424	$14,063	$3,396,891

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(137,189)	0	(137,189)
U.S. Treasury Obligations	0	(33,547)	0	(33,547)

	$0	$(170,736)	$0	$(170,736)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,348	11,345	0	14,693
Over the counter	0	63,791	0	63,791

	$3,348	$75,136	$0	$78,484
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(8,749)	0	(8,749)
Over the counter	0	(66,754)	0	(66,754)

	$0	$(75,503)	$0	$(75,503)

Total Financial Derivative Instruments	$3,348	$(367)	$0	$2,981

Totals	$12,752	$3,202,321	$14,063	$3,229,136

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Emerging Markets Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.2% ¤
ANGOLA 0.2%
SOVEREIGN ISSUES 0.2%
Angolan Government International Bond
8.750% due 04/14/2032		$1,300	$1,044
9.125% due 11/26/2049		4,000	2,846
9.375% due 05/08/2048		3,600	2,619

Total Angola (Cost $8,700)			6,509

ARGENTINA 1.9%
SOVEREIGN ISSUES 1.9%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$24,726	5,464
0.750% due 07/09/2035 þ	EUR	1,000	206
1.000% due 07/09/2029		$5,844	1,378
1.125% due 07/09/2035 þ		76,612	16,203
1.125% due 07/09/2046 þ		1,334	308
1.500% due 07/09/2041 þ	EUR	1,000	233
2.000% due 01/09/2038 þ		$8,793	2,572
2.500% due 07/09/2041 þ		74,126	19,273
Provincia de Buenos Aires 3.900% due 09/01/2037 þ		3,872	1,195
Provincia de Cordoba 6.875% due 12/10/2025 ^þ		254	195
Provincia de Entre Rios Argentina 5.000% due 08/08/2028 ^þ(b)		2,538	1,751
Provincia de la Rioja 4.750% due 02/24/2028 ^þ		5,046	3,078
Provincia de Neuquen 4.625% due 04/27/2030 ^þ		1,384	830

Total Argentina (Cost $90,149)			52,686

ARMENIA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Armenia International Bond 3.600% due 02/02/2031		$5,500	3,824

Total Armenia (Cost $5,389)			3,824

AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	1,600	1,495

Total Austria (Cost $1,747)			1,495

AZERBAIJAN 1.1%
CORPORATE BONDS & NOTES 0.9%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$24,500	24,113
State Oil Co. of the Azerbaijan Republic 4.750% due 03/13/2023		600	598

			24,711

SOVEREIGN ISSUES 0.2%
Republic of Azerbaijan International Bond
3.500% due 09/01/2032		3,500	2,802

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

4.750% due 03/18/2024		2,800	2,766

			5,568

Total Azerbaijan (Cost $32,833)			30,279

BAHAMAS 0.3%
SOVEREIGN ISSUES 0.3%
Bahamas Government International Bond
6.000% due 11/21/2028		$6,550	4,656
9.000% due 06/16/2029		3,000	2,415

Total Bahamas (Cost $8,975)			7,071

BAHRAIN 0.8%
SOVEREIGN ISSUES 0.8%
Bahrain Government International Bond
4.250% due 01/25/2028		$6,500	5,850
5.250% due 01/25/2033		5,000	4,065
5.625% due 09/30/2031		4,700	4,062
6.125% due 07/05/2022		9,422	9,435

Total Bahrain (Cost $25,480)			23,412

BELARUS 0.0%
SOVEREIGN ISSUES 0.0%
Republic of Belarus International Bond
5.875% due 02/24/2026		$600	93
6.200% due 02/28/2030		700	105
6.378% due 02/24/2031		800	120
7.625% due 06/29/2027		400	62

Total Belarus (Cost $2,450)			380

BRAZIL 3.9%
CORPORATE BONDS & NOTES 3.3%
B3 SA - Brasil Bolsa Balcao 4.125% due 09/20/2031		$9,800	8,078
Banco BTG Pactual SA
2.750% due 01/11/2026		1,000	890
4.500% due 01/10/2025		3,200	3,086
Banco General SA
3.250% due 09/30/2026		15,200	13,758
3.875% due 10/10/2022		2,258	2,262
4.875% due 01/11/2029 (k)		3,500	3,214
Banco Votorantim SA
4.000% due 09/24/2022		2,600	2,600
4.500% due 09/24/2024		800	792
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		19,140	18,791
BRF SA 5.750% due 09/21/2050		4,300	2,870
Centrais Eletricas Brasileiras SA 4.625% due 02/04/2030		1,800	1,528
CSN Inova Ventures 6.750% due 01/28/2028		9,800	8,565
CSN Resources SA 7.625% due 04/17/2026		8,636	8,744
Globo Comunicacao e Participacoes SA 4.875% due 01/22/2030		500	392
Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/01/2022 (e)(g)		9,803	41
Petrobras Global Finance BV 6.850% due 06/05/2115		2,300	1,894
Vale Overseas Ltd. 6.875% due 11/21/2036		280	301
Vale SA 0.000% due 12/29/2049 «~(g)	BRL	168,820	13,572

			91,378

SOVEREIGN ISSUES 0.6%
Banco Nacional de Desenvolvimento Economico e Social 5.750% due 09/26/2023		$200	204
Brazil Government International Bond 4.750% due 01/14/2050		17,474	11,892

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Brazil Notas do Tesouro Nacional 6.000% due 08/15/2050	BRL	20,725	3,943

			16,039

Total Brazil (Cost $122,169)			107,417

CAMEROON 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Cameroon International Bond 5.950% due 07/07/2032	EUR	4,700	3,670

Total Cameroon (Cost $5,573)			3,670

CAYMAN ISLANDS 2.1%
CORPORATE BONDS & NOTES 2.1%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (e)		$6,693	4,250
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		5,000	2,348
3.125% due 10/22/2025		3,300	1,625
5.125% due 01/17/2025		300	164
5.625% due 01/14/2030		400	179
6.150% due 09/17/2025		500	270
Geely Automobile Holdings Ltd. 4.000% due 12/09/2024 •(g)		200	190
HPHT Finance 21 Ltd. 2.000% due 03/19/2026		200	185
ICD Funding Ltd. 3.223% due 04/28/2026		800	755
ICD Sukuk Co. Ltd. 5.000% due 02/01/2027		1,100	1,108
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)		96	85
0.000% due 11/30/2025 «(e)		796	703
0.000% due 05/15/2030 (e)		5,139	4,079
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)		3,400	475
9.750% due 09/28/2023 ^(b)		1,700	236
11.250% due 04/09/2049		5,000	699
11.500% due 01/30/2023 ^(b)		200	28
11.950% due 11/12/2023 ^(b)		1,700	237
KSA Sukuk Ltd. 4.303% due 01/19/2029		500	507
Lima Metro Line 2 Finance Ltd.
4.350% due 04/05/2036		4,092	3,687
5.875% due 07/05/2034		925	914
MGM China Holdings Ltd. 4.750% due 02/01/2027		3,000	2,124
New Metro Global Ltd. 4.500% due 05/02/2026		3,200	1,481
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		9,772	6,029
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		472	456
Poinsettia Finance Ltd. 6.625% due 06/17/2031		6,237	5,660
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025		200	32
SA Global Sukuk Ltd.
1.602% due 06/17/2026		5,600	5,114
2.694% due 06/17/2031		8,300	7,311
Sands China Ltd. 5.400% due 08/08/2028		4,700	3,632
Seazen Group Ltd. 4.450% due 07/13/2025		300	176
Sunac China Holdings Ltd.
5.950% due 04/26/2024 ^(b)		2,900	442
6.500% due 01/26/2026 ^(b)		4,800	712
7.000% due 07/09/2025 ^(b)		200	30
7.250% due 09/14/2022		1,600	243
7.500% due 02/01/2024 ^(b)		1,000	153
7.950% due 10/11/2023 ^(b)		300	46
Xiaomi Best Time International Ltd. 4.100% due 07/14/2051		1,000	674

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Cayman Islands (Cost $87,834)		57,039

CHILE 2.8%
CORPORATE BONDS & NOTES 1.3%
Banco del Estado de Chile 2.704% due 01/09/2025	$900	854
Banco Santander Chile 2.700% due 01/10/2025	950	910
Celulosa Arauco y Constitucion SA 4.500% due 08/01/2024	200	199
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	2,200	1,924
3.625% due 08/01/2027	900	854
3.700% due 01/30/2050	2,000	1,495
4.250% due 07/17/2042	8,600	7,111
4.375% due 02/05/2049	453	379
4.500% due 08/01/2047	700	597
4.875% due 11/04/2044	2,520	2,241
Embotelladora Andina SA 3.950% due 01/21/2050	1,650	1,259
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	200	121
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	600	363
3.830% due 09/14/2061	6,700	4,652
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	1,100	992
4.700% due 05/07/2050	400	331
Empresa Nacional del Petroleo
3.450% due 09/16/2031	7,100	5,747
4.375% due 10/30/2024	200	199
GNL Quintero SA 4.634% due 07/31/2029	5,647	5,432
Sociedad Quimica y Minera de Chile SA 4.250% due 05/07/2029	1,200	1,146

		36,806

SOVEREIGN ISSUES 1.5%
Chile Government International Bond
2.750% due 01/31/2027	13,100	12,258
3.240% due 02/06/2028	500	471
3.250% due 09/21/2071	10,200	6,850
3.500% due 01/31/2034	9,600	8,559
3.500% due 04/15/2053	1,000	759
3.625% due 10/30/2042	4,000	3,217
3.860% due 06/21/2047	1,700	1,424
4.340% due 03/07/2042	10,000	8,922

		42,460

Total Chile (Cost $94,109)		79,266

CHINA 0.0%
CORPORATE BONDS & NOTES 0.0%
Chalco Hong Kong Investment Co. Ltd. 2.100% due 07/28/2026	$200	185
SPIC MTN Co. Ltd. 1.625% due 07/27/2025	500	468
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(b)	5,800	467
ZhongAn Online P&C Insurance Co. Ltd. 3.125% due 07/16/2025	200	183

Total China (Cost $6,361)		1,303

COLOMBIA 2.7%
CORPORATE BONDS & NOTES 0.6%
Ecopetrol SA
4.625% due 11/02/2031	$8,100	6,156
5.875% due 09/18/2023	3,000	3,013
5.875% due 05/28/2045	3,800	2,594
7.375% due 09/18/2043	6,200	5,070

		16,833

SOVEREIGN ISSUES 2.1%
Colombia Government International Bond
2.625% due 03/15/2023	1,800	1,772
3.250% due 04/22/2032	900	653

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.875% due 02/15/2061 (k)		10,200	5,889
4.000% due 02/26/2024		15,800	15,388
4.125% due 02/22/2042		1,600	998
4.125% due 05/15/2051		24,800	14,916
4.500% due 01/28/2026		4,400	4,136
5.000% due 06/15/2045 (k)		5,900	3,965
5.200% due 05/15/2049		3,700	2,519
5.625% due 02/26/2044		2,100	1,516
6.125% due 01/18/2041		1,000	787
7.375% due 09/18/2037		5,325	4,940

			57,479

Total Colombia (Cost $96,501)			74,312

COSTA RICA 0.5%
SOVEREIGN ISSUES 0.5%
Costa Rica Government International Bond
4.250% due 01/26/2023		$7,300	7,280
5.625% due 04/30/2043		7,000	5,270
7.158% due 03/12/2045		200	175

Total Costa Rica (Cost $13,455)			12,725

DOMINICAN REPUBLIC 2.2%
SOVEREIGN ISSUES 2.2%
Dominican Republic International Bond
4.875% due 09/23/2032		$12,000	9,263
5.300% due 01/21/2041		6,300	4,388
5.500% due 01/27/2025		7,800	7,763
5.500% due 02/22/2029		3,900	3,405
5.875% due 01/30/2060		9,700	6,662
5.950% due 01/25/2027		9,700	9,284
6.000% due 07/19/2028		13,700	12,775
6.000% due 02/22/2033		3,300	2,757
6.500% due 02/15/2048		506	385
6.850% due 01/27/2045		300	238
6.875% due 01/29/2026		3,100	3,170

Total Dominican Republic (Cost $71,764)			60,090

ECUADOR 0.9%
SOVEREIGN ISSUES 0.9%
Ecuador Government International Bond
0.000% due 07/31/2030 (e)		$1,200	517
0.500% due 07/31/2040 þ		12,002	5,165
1.000% due 07/31/2035 þ		34,564	17,237
5.000% due 07/31/2030 þ		5,074	3,348

Total Ecuador (Cost $31,467)			26,267

EGYPT 2.2%
SOVEREIGN ISSUES 2.2%
Egypt Government International Bond
4.750% due 04/16/2026	EUR	5,000	3,937
5.875% due 02/16/2031		$1,800	1,123
6.375% due 04/11/2031	EUR	6,200	4,107
7.053% due 01/15/2032		$12,900	8,423
7.300% due 09/30/2033		10,650	6,867
7.500% due 02/16/2061		7,000	3,916
7.500% due 02/16/2061 (k)		27,500	15,383
7.625% due 05/29/2032		7,800	5,130
7.903% due 02/21/2048		1,700	977
8.500% due 01/31/2047		6,400	3,811
8.700% due 03/01/2049		1,100	660
8.750% due 09/30/2051		8,050	4,872
8.875% due 05/29/2050		800	488

Total Egypt (Cost $91,437)			59,694

EL SALVADOR 0.2%
SOVEREIGN ISSUES 0.2%
El Salvador Government International Bond
6.375% due 01/18/2027		$2,000	686
7.125% due 01/20/2050		7,450	2,384
7.625% due 09/21/2034		3,170	988
7.650% due 06/15/2035		1,200	394
7.750% due 01/24/2023		500	352

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

8.250% due 04/10/2032	1,410	484
9.500% due 07/15/2052	1,000	337

Total El Salvador (Cost $15,173)		5,625

ETHIOPIA 0.0%
SOVEREIGN ISSUES 0.0%
Ethiopia Government International Bond 6.625% due 12/11/2024	$2,000	1,145

Total Ethiopia (Cost $1,960)		1,145

GEORGIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Georgian Railway JSC 4.000% due 06/17/2028	$200	167

Total Georgia (Cost $171)		167

GERMANY 0.4%
CORPORATE BONDS & NOTES 0.4%
Deutsche Bank AG
2.601% (US0003M + 1.190%) due 11/16/2022 ~	$2,200	2,200
3.700% due 05/30/2024	3,500	3,440
3.950% due 02/27/2023	5,600	5,589

Total Germany (Cost $11,106)		11,229

GHANA 1.0%
SOVEREIGN ISSUES 1.0%
Ghana Government International Bond
0.000% due 04/07/2025 (e)(k)	$1,200	684
6.375% due 02/11/2027	2,500	1,441
7.625% due 05/16/2029	1,550	764
7.750% due 04/07/2029	4,300	2,159
7.875% due 03/26/2027 (k)	3,300	1,927
7.875% due 02/11/2035	1,200	566
8.125% due 03/26/2032	9,600	4,673
8.625% due 04/07/2034	10,200	4,964
8.750% due 03/11/2061	22,050	10,468
8.875% due 05/07/2042	700	339
8.950% due 03/26/2051	1,200	571
10.750% due 10/14/2030	395	342

Total Ghana (Cost $53,159)		28,898

GUATEMALA 0.7%
SOVEREIGN ISSUES 0.7%
Guatemala Government International Bond
4.375% due 06/05/2027	$6,400	6,000
4.500% due 05/03/2026	2,300	2,218
4.650% due 10/07/2041	3,000	2,191
4.875% due 02/13/2028	5,500	5,153
4.900% due 06/01/2030	600	549
5.375% due 04/24/2032	1,000	924
6.125% due 06/01/2050	3,150	2,656

Total Guatemala (Cost $22,832)		19,691

HONG KONG 0.9%
CORPORATE BONDS & NOTES 0.8%
AIA Group Ltd. 3.200% due 09/16/2040	$400	320
Huarong Finance Co. Ltd.
2.500% due 02/24/2023	2,200	2,151
2.756% (US0003M + 1.250%) due 02/24/2025 ~	6,300	5,914
3.250% due 11/13/2024	500	469
3.375% due 02/24/2030	1,700	1,281
3.750% due 05/29/2024	200	192
4.500% due 05/29/2029	5,200	4,335
5.000% due 11/19/2025	3,000	2,839
5.500% due 01/16/2025	400	389
Lenovo Group Ltd.
3.421% due 11/02/2030	1,700	1,449

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

5.875% due 04/24/2025		2,800	2,883

			22,222

SOVEREIGN ISSUES 0.1%
Airport Authority 2.625% due 02/04/2051		4,300	3,111

Total Hong Kong (Cost $26,367)			25,333

HUNGARY 0.7%
SOVEREIGN ISSUES 0.7%
Hungary Government International Bond
1.750% due 06/05/2035	EUR	100	74
2.125% due 09/22/2031		$5,500	4,263
5.250% due 06/16/2029		14,900	14,885
7.625% due 03/29/2041		1,200	1,392

Total Hungary (Cost $22,194)			20,614

INDIA 1.3%
CORPORATE BONDS & NOTES 1.0%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$3,300	2,698
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		1,400	1,181
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		1,700	1,474
3.950% due 02/13/2050		1,100	846
JSW Steel Ltd. 5.050% due 04/05/2032		9,000	6,697
Muthoot Finance Ltd. 4.400% due 09/02/2023		2,800	2,726
Reliance Industries Ltd. 2.875% due 01/12/2032		6,100	5,067
ReNew Power Pvt Ltd.
5.875% due 03/05/2027		1,000	916
6.450% due 09/27/2022		4,000	3,985
ReNew Wind Energy AP2 4.500% due 07/14/2028		2,800	2,195

			27,785

SOVEREIGN ISSUES 0.3%
Export-Import Bank of India 3.375% due 08/05/2026		9,800	9,359

Total India (Cost $43,116)			37,144

INDONESIA 5.6%
CORPORATE BONDS & NOTES 3.8%
Bank Mandiri Persero Tbk PT
2.000% due 04/19/2026		$2,000	1,815
3.750% due 04/11/2024		200	199
Bank Rakyat Indonesia Persero Tbk PT 3.950% due 03/28/2024		2,400	2,399
Freeport Indonesia PT 5.315% due 04/14/2032		5,900	5,378
Indonesia Asahan Aluminium Persero PT
4.750% due 05/15/2025		4,100	4,080
5.450% due 05/15/2030		12,900	12,128
Pelabuhan Indonesia Persero PT
4.250% due 05/05/2025		6,100	6,022
4.500% due 05/02/2023		3,500	3,504
4.875% due 10/01/2024		800	806
5.375% due 05/05/2045		2,000	1,874
Pertamina Persero PT
1.400% due 02/09/2026		1,900	1,690
4.175% due 01/21/2050		5,000	3,927
4.700% due 07/30/2049		3,000	2,487
5.625% due 05/20/2043		1,000	933
6.000% due 05/03/2042		17,558	16,915
6.450% due 05/30/2044		6,900	7,020
6.500% due 11/07/2048		700	712
Perusahaan Penerbit SBSN Indonesia 3.800% due 06/23/2050		2,200	1,776
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		11,700	8,159
4.125% due 05/15/2027		1,500	1,444
4.375% due 02/05/2050		3,200	2,361
5.250% due 10/24/2042		12,100	10,406

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

5.250% due 05/15/2047		5,200	4,317
5.375% due 01/25/2029		4,300	4,283
5.450% due 05/21/2028		250	253
6.250% due 01/25/2049		700	644

			105,532

SOVEREIGN ISSUES 1.8%
Indonesia Government International Bond
1.100% due 03/12/2033	EUR	5,400	4,042
2.625% due 06/14/2023		1,700	1,800
4.625% due 04/15/2043		$400	364
4.750% due 07/18/2047		1,200	1,107
5.125% due 01/15/2045		5,000	4,803
5.250% due 01/17/2042		9,800	9,613
5.250% due 01/08/2047		2,000	1,949
6.625% due 02/17/2037		5,840	6,423
6.750% due 01/15/2044		10,400	12,024
7.750% due 01/17/2038		4,225	5,037
8.500% due 10/12/2035		1,290	1,631

			48,793

Total Indonesia (Cost $175,109)			154,325

IRELAND 0.4%
CORPORATE BONDS & NOTES 0.4%
Republic of Angola Via Avenir Issuer Ireland DAC 6.927% due 02/19/2027		$10,500	9,660
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(b)	GBP	1,000	122

Total Ireland (Cost $11,587)			9,782

ISRAEL 1.2%
CORPORATE BONDS & NOTES 1.2%
Bank Hapoalim BM 3.255% due 01/21/2032 •(h)		$8,300	7,138
Israel Electric Corp. Ltd.
3.750% due 02/22/2032		6,200	5,559
4.250% due 08/14/2028		9,700	9,348
5.000% due 11/12/2024		500	507
Leviathan Bond Ltd.
6.125% due 06/30/2025		6,800	6,420
6.500% due 06/30/2027		4,600	4,262

Total Israel (Cost $36,706)			33,234

IVORY COAST 1.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Republic of Cote d'lvoire 5.000% (EUR003M + 5.000%) due 03/19/2027 «~	EUR	2,100	2,116

SOVEREIGN ISSUES 1.1%
Ivory Coast Government International Bond
4.875% due 01/30/2032		500	379
5.250% due 03/22/2030		4,000	3,295
5.750% due 12/31/2032 þ		$27,909	24,264
5.875% due 10/17/2031	EUR	800	659
6.625% due 03/22/2048		2,600	1,835
6.875% due 10/17/2040		1,400	1,048

			31,480

Total Ivory Coast (Cost $41,721)			33,596

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$1,885	1,655

Total Jamaica (Cost $1,887)			1,655

JERSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Corsair International Ltd.
4.850% due 01/28/2027 •	EUR	8,600	8,508
5.200% due 01/28/2029 •		4,600	4,502

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Jersey, Channel Islands (Cost $14,752)			13,010

JORDAN 0.7%
SOVEREIGN ISSUES 0.7%
Jordan Government International Bond
5.750% due 01/31/2027		$3,000	2,644
5.850% due 07/07/2030		346	275
6.125% due 01/29/2026		12,700	11,652
7.375% due 10/10/2047		5,750	4,241

Total Jordan (Cost $22,905)			18,812

KAZAKHSTAN 1.5%
CORPORATE BONDS & NOTES 1.3%
Development Bank of Kazakhstan JSC 4.125% due 12/10/2022		$5,758	5,747
KazMunayGas National Co. JSC
3.500% due 04/14/2033		3,000	2,163
4.750% due 04/24/2025		5,800	5,433
4.750% due 04/19/2027		3,800	3,423
5.375% due 04/24/2030		385	340
5.750% due 04/19/2047		7,500	5,760
6.375% due 10/24/2048		1,000	832
KazTransGas JSC 4.375% due 09/26/2027		1,200	1,065
Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		6,600	5,045
4.000% due 08/15/2026		8,500	7,259

			37,067

SOVEREIGN ISSUES 0.2%
Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	2,300	2,184
4.875% due 10/14/2044		$1,100	919
6.500% due 07/21/2045		1,900	1,915

			5,018

Total Kazakhstan (Cost $50,459)			42,085

KENYA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Kenya Government International Bond
6.875% due 06/24/2024		$2,300	1,932
8.000% due 05/22/2032		4,850	3,454

Total Kenya (Cost $7,822)			5,386

KUWAIT 0.0%
SOVEREIGN ISSUES 0.0%
Kuwait International Government Bond 3.500% due 03/20/2027		$600	598

Total Kuwait (Cost $656)			598

LEBANON 0.0%
SOVEREIGN ISSUES 0.0%
Lebanon Government International Bond 8.250% due 05/17/2034		$8,300	529

Total Lebanon (Cost $529)			529

LUXEMBOURG 0.9%
CORPORATE BONDS & NOTES 0.9%
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		$1,022	1,025
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 «(a)		2,531	1,869
Gazprom PJSC Via Gaz Capital SA
4.950% due 07/19/2022		2,300	1,783
5.150% due 02/11/2026		5,650	1,837
Guara Norte SARL 5.198% due 06/15/2034		9,830	7,992

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NE Property BV 1.875% due 10/09/2026	EUR	200	176
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		$5,800	5,344
Sberbank of Russia Via SB Capital SA 5.125% due 10/29/2022 ^(b)		2,615	183
Unigel Luxembourg SA 8.750% due 10/01/2026		4,500	4,461

Total Luxembourg (Cost $34,369)			24,670

MALAYSIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Petronas Capital Ltd.
3.404% due 04/28/2061		$14,500	10,931
4.550% due 04/21/2050		5,400	5,169
4.800% due 04/21/2060		6,630	6,504

Total Malaysia (Cost $26,338)			22,604

MARSHALL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
Nakilat, Inc. 6.267% due 12/31/2033		$332	362

Total Marshall Islands (Cost $388)			362

		SHARES
MEXICO 8.5%
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA de CV «(c)		93,349	0
Urbi Desarrollos Urbanos SAB de CV (c)		4,673	2

			2

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 6.5%
America Movil SAB de CV 5.375% due 04/04/2032		$8,500	7,562
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(g)(h)		2,200	1,801
7.500% due 06/27/2029 •(g)(h)		5,540	5,025
7.625% due 01/10/2028 •(g)		500	464
8.375% due 10/14/2030 •(g)		700	677
BBVA Bancomer SA 6.750% due 09/30/2022		950	953
Cibanco SA Ibm 4.962% due 07/18/2029		2,700	2,419
Corp. GEO SAB de CV 8.875% due 09/25/2049		14,600	0
Industrias Penoles SAB de CV 4.750% due 08/06/2050		1,100	875
Minera Mexico SA de CV 4.500% due 01/26/2050		6,200	4,823
Petroleos Mexicanos
3.750% due 02/21/2024	EUR	500	507
5.950% due 01/28/2031		$3,700	2,718
6.350% due 02/12/2048		23,238	13,720
6.375% due 01/23/2045		12,500	7,598
6.500% due 06/02/2041		13,000	8,136
6.625% due 06/15/2035		1,225	839
6.700% due 02/16/2032		36,220	27,694
6.750% due 09/21/2047		13,590	8,439
6.950% due 01/28/2060		67,020	41,462
7.690% due 01/23/2050		62,433	42,647
Trust Fibra Uno 6.390% due 01/15/2050		2,800	2,233

			180,592

SOVEREIGN ISSUES 2.0%
Mexico Government International Bond
3.500% due 02/12/2034		2,838	2,351
3.750% due 04/19/2071		9,200	5,876

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.771% due 05/24/2061		10,000	6,514
4.000% due 03/15/2115	EUR	4,000	2,980
4.280% due 08/14/2041		$3,000	2,379
5.000% due 04/27/2051		4,800	4,001
5.750% due 10/12/2110		37,850	31,911

			56,012

Total Mexico (Cost $349,709)			236,606

MONGOLIA 0.3%
SOVEREIGN ISSUES 0.3%
Mongolia Government International Bond
3.500% due 07/07/2027		$8,800	7,150
5.625% due 05/01/2023		754	744
8.750% due 03/09/2024		500	506

Total Mongolia (Cost $9,871)			8,400

MOROCCO 1.7%
CORPORATE BONDS & NOTES 0.3%
OCP SA
3.750% due 06/23/2031		$5,550	4,207
5.125% due 06/23/2051		4,600	3,067

			7,274

SOVEREIGN ISSUES 1.4%
Morocco Government International Bond
2.375% due 12/15/2027		9,543	7,710
4.000% due 12/15/2050		3,700	2,174
4.250% due 12/11/2022		27,982	28,000

			37,884

Total Morocco (Cost $51,409)			45,158

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$1,900	1,690

Total Namibia (Cost $1,865)			1,690

NETHERLANDS 1.0%
CORPORATE BONDS & NOTES 1.0%
InterCement Financial Operations BV 5.750% due 07/17/2024		$500	382
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/2042		2,600	2,368
Metinvest BV
7.750% due 04/23/2023		200	119
8.500% due 04/23/2026		3,300	1,731
Prosus NV
1.539% due 08/03/2028	EUR	1,600	1,330
2.031% due 08/03/2032		1,000	726
3.061% due 07/13/2031		$2,000	1,475
3.257% due 01/19/2027		2,900	2,523
3.680% due 01/21/2030		1,100	877
4.027% due 08/03/2050		1,500	934
Republic of Angola Via Avenir BV
6.609% (US0006M + 4.500%) due 12/07/2023 ~		7,581	7,486
10.447% (US0006M + 7.500%) due 07/01/2023 ~		7,070	7,088

Total Netherlands (Cost $32,230)			27,039

NIGERIA 2.5%
CORPORATE BONDS & NOTES 0.3%
BOI Finance BV 7.500% due 02/16/2027	EUR	10,300	8,744

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Bank of Industry Ltd. 7.745% (LIBOR03M + 6.000%) due 12/14/2023 ~		$6,753	6,783

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

SOVEREIGN ISSUES 2.0%
Nigeria Government International Bond
6.125% due 09/28/2028	9,700	6,908
6.375% due 07/12/2023 (k)	1,000	981
6.375% due 07/12/2023	13,528	13,267
6.500% due 11/28/2027	5,100	3,899
7.143% due 02/23/2030	11,100	7,875
7.375% due 09/28/2033	7,900	5,187
7.625% due 11/28/2047	2,000	1,202
7.696% due 02/23/2038	7,500	4,652
7.875% due 02/16/2032	5,600	3,916
8.250% due 09/28/2051	6,400	4,005
8.747% due 01/21/2031	4,850	3,638

		55,530

Total Nigeria (Cost $91,626)		71,057

OMAN 2.2%
CORPORATE BONDS & NOTES 0.1%
Oman Sovereign Sukuk Co. 4.397% due 06/01/2024	$2,300	2,276

SOVEREIGN ISSUES 2.1%
Oman Government International Bond
4.125% due 01/17/2023	4,500	4,500
4.875% due 02/01/2025	10,200	10,002
5.625% due 01/17/2028	3,830	3,694
6.000% due 08/01/2029	15,000	14,485
6.250% due 01/25/2031	7,300	7,069
6.500% due 03/08/2047	3,300	2,781
6.750% due 10/28/2027	2,300	2,351
6.750% due 01/17/2048	1,400	1,212
7.000% due 01/25/2051	10,200	9,022
7.375% due 10/28/2032	2,300	2,383

		57,499

Total Oman (Cost $63,343)		59,775

PAKISTAN 0.6%
CORPORATE BONDS & NOTES 0.1%
Third Pakistan International Sukuk Co. Ltd. 5.625% due 12/05/2022	$1,500	1,410

SOVEREIGN ISSUES 0.5%
Pakistan Government International Bond
6.000% due 04/08/2026	3,200	2,176
6.875% due 12/05/2027	2,500	1,706
7.375% due 04/08/2031	5,800	3,687
8.875% due 04/08/2051	11,900	7,151

		14,720

Total Pakistan (Cost $20,938)		16,130

PANAMA 1.8%
CORPORATE BONDS & NOTES 0.5%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061	$4,500	3,572
Banco General SA 5.250% due 05/07/2031 •(g)(h)	9,500	8,692
Banco Nacional de Panama 2.500% due 08/11/2030	1,800	1,433
ENA Norte Trust 4.950% due 04/25/2028	941	926

		14,623

SOVEREIGN ISSUES 1.3%
Panama Government International Bond
2.252% due 09/29/2032	3,000	2,346
4.300% due 04/29/2053	6,400	5,043
4.500% due 05/15/2047	5,200	4,283
4.500% due 04/16/2050	1,000	816
4.500% due 04/01/2056	4,400	3,503
4.500% due 01/19/2063	5,300	4,092
6.700% due 01/26/2036	8,800	9,538
8.125% due 04/28/2034	2,860	3,596

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

9.375% due 01/16/2023		900	927
9.375% due 04/01/2029		518	635

			34,779

Total Panama (Cost $60,263)			49,402

PARAGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Paraguay Government International Bond
2.739% due 01/29/2033		$800	597
3.849% due 06/28/2033		1,100	899
4.700% due 03/27/2027		1,500	1,443
5.400% due 03/30/2050		3,300	2,570
5.600% due 03/13/2048		200	159
6.100% due 08/11/2044		2,100	1,836

Total Paraguay (Cost $9,639)			7,504

PERU 1.4%
CORPORATE BONDS & NOTES 0.8%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	14,500	3,508
Cia de Minas Buenaventura SAA 5.500% due 07/23/2026		$1,700	1,533
InRetail Consumer 3.250% due 03/22/2028		5,000	4,158
Petroleos del Peru SA
4.750% due 06/19/2032		4,000	3,099
5.625% due 06/19/2047		13,600	9,270

			21,568

SOVEREIGN ISSUES 0.6%
Peru Government International Bond
2.392% due 01/23/2026		2,300	2,141
3.000% due 01/15/2034		12,600	10,367
3.230% due 07/28/2121		2,100	1,294
3.600% due 01/15/2072		2,200	1,495
6.550% due 03/14/2037		1,200	1,304

			16,601

Total Peru (Cost $49,577)			38,169

PHILIPPINES 0.8%
CORPORATE BONDS & NOTES 0.2%
Jollibee Worldwide Pte. Ltd. 4.750% due 06/24/2030		$200	190
PLDT, Inc. 3.450% due 06/23/2050		5,800	4,437

			4,627

SOVEREIGN ISSUES 0.6%
Philippines Government International Bond
2.650% due 12/10/2045		3,400	2,372
2.950% due 05/05/2045		5,600	4,034
3.700% due 03/01/2041		8,300	6,923
3.700% due 02/02/2042		3,000	2,485

			15,814

Total Philippines (Cost $27,697)			20,441

QATAR 1.2%
CORPORATE BONDS & NOTES 0.5%
Qatar Energy
2.250% due 07/12/2031		$5,300	4,536
3.125% due 07/12/2041		5,600	4,406
3.300% due 07/12/2051		6,300	4,880

			13,822

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.400% due 04/16/2050		2,500	2,392
4.625% due 06/02/2046		5,100	5,080
4.817% due 03/14/2049		8,680	8,759

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

5.103% due 04/23/2048		3,900	4,094

			20,325

Total Qatar (Cost $41,391)			34,147

ROMANIA 1.7%
SOVEREIGN ISSUES 1.7%
Romania Government International Bond
1.750% due 07/13/2030	EUR	24,400	18,279
2.000% due 12/08/2026		4,500	4,222
2.124% due 07/16/2031		8,250	6,140
2.125% due 03/07/2028		2,300	1,989
2.375% due 04/19/2027		500	464
2.750% due 04/14/2041		1,000	614
2.875% due 05/26/2028		100	90
2.875% due 04/13/2042		6,000	3,691
3.375% due 01/28/2050		5,300	3,305
3.500% due 04/03/2034		1,900	1,459
3.750% due 02/07/2034		4,300	3,387
4.000% due 02/14/2051		$5,500	3,601
4.625% due 04/03/2049	EUR	1,200	896

Total Romania (Cost $75,022)			48,137

RUSSIA 0.4%
CORPORATE BONDS & NOTES 0.0%
SCF Capital Designated Activity Co. 5.375% due 06/16/2023 ^(b)		$4,000	1,200

SOVEREIGN ISSUES 0.4%
Russia Government International Bond
1.125% due 11/20/2027	EUR	1,300	375
1.850% due 11/20/2032		4,600	1,302
2.875% due 12/04/2025		3,400	944
4.375% due 03/21/2029 ^(b)		$1,600	440
4.750% due 05/27/2026		7,600	2,090
5.100% due 03/28/2035 ^(b)		10,000	2,650
5.250% due 06/23/2047 ^(b)		3,200	848
5.875% due 09/16/2043 ^(b)		5,200	1,534
7.500% due 03/31/2030 ^(b)		363	100
12.750% due 06/24/2028 ^(b)		1,725	474

			10,757

Total Russia (Cost $40,445)			11,957

RWANDA 0.1%
SOVEREIGN ISSUES 0.1%
Rwanda Government International Bond 5.500% due 08/09/2031		$2,300	1,804

Total Rwanda (Cost $2,300)			1,804

SAUDI ARABIA 3.5%
CORPORATE BONDS & NOTES 1.0%
Saudi Arabian Oil Co.
2.875% due 04/16/2024		$300	295
3.500% due 11/24/2070		26,500	18,846
4.250% due 04/16/2039		3,500	3,244
4.375% due 04/16/2049		5,000	4,447

			26,832

SOVEREIGN ISSUES 2.5%
Saudi Government International Bond
2.250% due 02/02/2033		17,000	14,166
2.875% due 03/04/2023		200	200
3.450% due 02/02/2061		9,600	7,209
3.625% due 03/04/2028		12,000	11,860
3.750% due 01/21/2055		15,200	12,477
4.000% due 04/17/2025		400	403
4.375% due 04/16/2029		200	203
4.500% due 10/26/2046		23,000	21,034
4.625% due 10/04/2047		1,400	1,299

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

5.000% due 04/17/2049		200	197

			69,048

Total Saudi Arabia (Cost $119,053)			95,880

SENEGAL 0.2%
SOVEREIGN ISSUES 0.2%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	2,800	2,397
5.375% due 06/08/2037		2,500	1,653
6.750% due 03/13/2048		$1,600	1,023

Total Senegal (Cost $8,101)			5,073

SERBIA 0.7%
SOVEREIGN ISSUES 0.7%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	500	383
1.500% due 06/26/2029		4,800	3,651
1.650% due 03/03/2033		400	264
3.125% due 05/15/2027		16,320	15,005

Total Serbia (Cost $25,964)			19,303

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd. 2.750% due 09/18/2022		$200	200
Medco Bell Pte. Ltd. 6.375% due 01/30/2027		3,300	2,827

Total Singapore (Cost $3,469)			3,027

SOUTH AFRICA 5.1%
CORPORATE BONDS & NOTES 3.2%
AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$2,000	1,650
6.500% due 04/15/2040		1,300	1,237
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	399,500	24,106
Eskom Holdings SOC Ltd.
4.314% due 07/23/2027		$7,200	5,916
6.350% due 08/10/2028		21,100	18,963
6.750% due 08/06/2023		12,600	11,623
8.450% due 08/10/2028		2,700	2,198
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		3,700	3,698
Sasol Financing International Ltd. 4.500% due 11/14/2022		4,903	4,881
Sasol Financing USA LLC 6.500% due 09/27/2028		1,150	1,044
Transnet SOC Ltd. 4.000% due 07/26/2022		14,200	13,614

			88,930

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Sasol Ltd. 0.560% - 3.663% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		9,848	9,754

SOVEREIGN ISSUES 1.5%
South Africa Government International Bond
4.300% due 10/12/2028		200	171
4.850% due 09/27/2027		900	823
4.850% due 09/30/2029		12,600	10,795
4.875% due 04/14/2026		7,900	7,507
5.375% due 07/24/2044		200	137
5.650% due 09/27/2047		2,200	1,508
5.750% due 09/30/2049		8,900	6,105
5.875% due 04/20/2032		5,300	4,537
7.300% due 04/20/2052		4,000	3,209

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

10.500% due 12/21/2026	ZAR	92,800	6,041

			40,833

Total South Africa (Cost $157,518)			139,517

SOUTH KOREA 0.4%
CORPORATE BONDS & NOTES 0.4%
KB Kookmin Card Co. Ltd. 1.500% due 05/13/2026		$600	540
LG Chem Ltd. 1.375% due 07/07/2026		11,200	10,056
Shinhan Financial Group Co. Ltd. 2.875% due 05/12/2026 •(g)		2,000	1,780

Total South Korea (Cost $13,736)			12,376

SRI LANKA 0.5%
SOVEREIGN ISSUES 0.5%
Sri Lanka Government International Bond
5.750% due 04/18/2023 ^(b)		$8,100	2,629
5.875% due 07/25/2022 ^(b)		2,000	836
6.125% due 06/03/2025 ^(b)		6,400	2,132
6.200% due 05/11/2027 ^(b)		900	293
6.825% due 07/18/2026 ^(b)		500	174
6.850% due 11/03/2025 ^(b)		4,450	1,468
7.550% due 03/28/2030 ^(b)		17,400	5,635
7.850% due 03/14/2029 ^(b)		2,600	853

Total Sri Lanka (Cost $33,132)			14,020

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
African Export-Import Bank 2.634% due 05/17/2026		$8,000	7,076

Total Supranational (Cost $8,000)			7,076

SWITZERLAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group AG 9.750% due 06/23/2027 •(g)(h)		$5,700	5,835

Total Switzerland (Cost $5,700)			5,835

TANZANIA 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 5.400% (EUR003M + 5.400%) due 04/26/2028 «~	EUR	13,000	13,657

Total Tanzania (Cost $15,202)			13,657

THAILAND 0.4%
CORPORATE BONDS & NOTES 0.4%
Bangkok Bank PCL 3.466% due 09/23/2036 •		$10,200	8,547
GC Treasury Center Co. Ltd. 2.980% due 03/18/2031		1,500	1,250
PTTEP Treasury Center Co. Ltd. 2.587% due 06/10/2027		400	370
Thaioil Treasury Center Co. Ltd. 3.500% due 10/17/2049		1,000	651

Total Thailand (Cost $13,028)			10,818

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Tunisian Republic International Bond
3.280% due 08/09/2027	JPY	200,000	694
5.625% due 02/17/2024	EUR	200	123
6.750% due 10/31/2023		300	219

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Tunisia (Cost $2,193)			1,036

TURKEY 4.5%
CORPORATE BONDS & NOTES 0.2%
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$1,686	1,403
Turkiye Is Bankasi AS 6.125% due 04/25/2024		1,400	1,308
Yapi ve Kredi Bankasi AS 5.850% due 06/21/2024		1,800	1,668

			4,379

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
SOCAR Turkey Enerji AS 3.450% (EUR003M + 3.450%) due 08/11/2026 ~	EUR	14,100	13,963

SOVEREIGN ISSUES 3.8%
Turkey Government International Bond
4.250% due 03/13/2025		$1,800	1,549
4.875% due 04/16/2043		14,100	8,376
5.125% due 02/17/2028		7,400	5,657
5.250% due 03/13/2030		4,100	2,939
5.750% due 05/11/2047		57,200	35,369
5.875% due 06/26/2031		5,400	3,887
5.950% due 01/15/2031		3,100	2,259
6.000% due 03/25/2027		3,200	2,638
6.000% due 01/14/2041		20,280	12,994
6.125% due 10/24/2028		5,300	4,177
6.375% due 10/14/2025		5,400	4,798
6.875% due 03/17/2036		4,800	3,534
Turkiye Ihracat Kredi Bankasi AS
4.250% due 09/18/2022		3,600	3,575
5.375% due 10/24/2023		9,700	9,198
8.250% due 01/24/2024		4,700	4,627

			105,577

Total Turkey (Cost $159,311)			123,919

UKRAINE 1.0%
CORPORATE BONDS & NOTES 0.1%
NPC Ukrenergo 6.875% due 11/09/2026		$7,000	1,750

SOVEREIGN ISSUES 0.9%
Ukraine Government International Bond
4.375% due 01/27/2030	EUR	8,600	2,253
6.876% due 05/21/2029		$6,800	1,683
7.253% due 03/15/2033		14,100	3,560
7.375% due 09/25/2032		9,360	2,363
7.750% due 09/01/2022		2,200	1,243
7.750% due 09/01/2023		20,500	6,663
7.750% due 09/01/2024		8,600	2,215
7.750% due 09/01/2025		9,550	2,435
7.750% due 09/01/2026		800	208
8.994% due 02/01/2024		4,300	1,107

			23,730

Total Ukraine (Cost $85,737)			25,480

UNITED ARAB EMIRATES 1.7%
CORPORATE BONDS & NOTES 1.1%
Abu Dhabi Crude Oil Pipeline LLC 3.650% due 11/02/2029		$2,700	2,602
DP World Ltd.
4.700% due 09/30/2049		500	410
5.625% due 09/25/2048		6,550	6,155
6.850% due 07/02/2037		5,550	5,997
Kuwait Projects Co. SPC Ltd. 5.000% due 03/15/2023		5,200	5,079
NBK SPC Ltd. 1.625% due 09/15/2027 •		9,700	8,667

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Ruwais Power Co. PJSC 6.000% due 08/31/2036		620	710

			29,620

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
NMC Opco Ltd. TBD% due 03/25/2027	AED	39,258	10,856

SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond 3.125% due 05/03/2026		$1,300	1,277
Emirate of Dubai Government International Bond 3.900% due 09/09/2050		200	145
Finance Department Government of Sharjah 4.375% due 03/10/2051		4,350	3,105

			4,527

Total United Arab Emirates (Cost $49,652)			45,003

UNITED KINGDOM 0.3%
CORPORATE BONDS & NOTES 0.3%
Antofagasta PLC 2.375% due 10/14/2030		$1,200	930
Fresnillo PLC 4.250% due 10/02/2050		5,400	3,973
Gazprom PJSC via Gaz Finance PLC
3.000% due 06/29/2027		700	210
3.250% due 02/25/2030		400	120
HSBC Holdings PLC
3.803% due 03/11/2025 •		1,000	987
6.000% due 05/22/2027 •(g)(h)		200	180
Natwest Group PLC
0.000% due 03/22/2025 •		300	297
4.800% due 04/05/2026		300	299
State Savings Bank of Ukraine 9.375% due 03/10/2023 þ		940	564
Ukraine Railways Via Rail Capital Markets PLC 8.250% due 07/09/2024		4,000	1,140
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025		1,200	666

Total United Kingdom (Cost $15,415)			9,366

UNITED STATES 4.0%
ASSET-BACKED SECURITIES 0.6%
Aames Mortgage Investment Trust 2.104% due 04/25/2036 •		$829	776
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.674% (US0001M + 1.050%) due 11/25/2034 ~		193	189
Argent Securities Trust 1.924% due 07/25/2036 •		682	604
Countrywide Asset-Backed Certificates Trust
1.864% due 02/25/2037 •		3,076	2,971
2.749% due 11/25/2035 •		2,400	2,331
Credit-Based Asset Servicing & Securitization Trust 3.136% due 01/25/2037 ^þ		7,265	2,715
CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 ^þ		163	60
6.672% due 06/25/2036 ^þ		248	82
GSAA Home Equity Trust 6.502% due 11/25/2036 þ		1,085	479
Home Equity Asset Trust 2.974% due 02/25/2033 •		85	83
MASTR Asset-Backed Securities Trust 2.324% (US0001M + 0.700%) due 09/25/2034 ~		164	154
Morgan Stanley ABS Capital, Inc. Trust
2.389% due 01/25/2035 •		23	22
2.419% (US0001M + 0.795%) due 03/25/2034 ~		2,613	2,524
Morgan Stanley Mortgage Loan Trust
2.344% (US0001M + 0.720%) due 04/25/2037 ~		248	90
6.000% due 02/25/2037 ^~		61	44
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.774% due 07/25/2036 •		456	420
Option One Mortgage Loan Trust
1.844% due 04/25/2037 •		618	458
1.844% (US0001M + 0.220%) due 05/25/2037 ~		247	166
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.404% due 09/25/2035 •		1,600	1,465
RAAC Trust 2.324% due 02/25/2046 •		240	235

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Saxon Asset Securities Trust 1.934% due 09/25/2037 •	349	335
Soundview Home Loan Trust
2.149% due 03/25/2036 •	649	642
2.524% (US0001M + 0.900%) due 10/25/2037 ~	781	615

		17,460

	SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(c)(i)	2,865,490	311

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.9%
DAE Funding LLC
1.625% due 02/15/2024	$2,300	2,180
2.625% due 03/20/2025	1,800	1,676
3.375% due 03/20/2028	2,000	1,762
Ford Motor Credit Co. LLC 3.550% due 10/07/2022	2,100	2,093
Rio Oil Finance Trust
8.200% due 04/06/2028	4,747	4,939
9.250% due 07/06/2024	2,376	2,464
9.750% due 01/06/2027	5,077	5,415
Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (e)	8,478	5,015

		25,544

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Castlelake LP 2.950% (LIBOR01M + 2.950%) due 05/13/2031 «~	6,389	5,814

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Adjustable Rate Mortgage Trust 2.855% due 11/25/2035 ^~	75	63
Banc of America Funding Trust
2.245% due 11/20/2035 ^~	76	68
6.388% due 04/25/2037 ^þ	102	96
BCAP LLC Trust 3.148% due 05/26/2037 ~	2,213	2,095
Bear Stearns Adjustable Rate Mortgage Trust
2.961% due 01/25/2035 ~	5	5
3.333% due 02/25/2036 ^~	35	33
Citigroup Mortgage Loan Trust 2.585% due 07/25/2046 ^~	40	37
Citigroup Mortgage Loan Trust, Inc. 3.440% (H15T1Y + 1.800%) due 09/25/2035 ~	56	54
CitiMortgage Alternative Loan Trust 2.274% (US0001M + 0.650%) due 10/25/2036 ~	553	460
Countrywide Alternative Loan Trust
1.974% (US0001M + 0.350%) due 05/25/2036 ^~	499	217
2.264% due 11/25/2035 •	95	78
5.750% due 03/25/2037 ^•	89	57
6.250% due 11/25/2036 ^	63	52
Countrywide Home Loan Mortgage Pass-Through Trust
2.672% due 04/20/2036 ^~	7	6
2.730% due 02/25/2047 ^~	49	44
2.920% due 09/25/2047 ^~	24	22
3.044% due 03/25/2037 ^~	43	38
Credit Suisse Mortgage Capital Certificates 1.506% due 11/30/2037 ~	700	638
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	554	412
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.445% due 10/25/2035 ~	11	10
5.500% due 12/25/2035 ^	108	96
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 ^þ	65	59
6.386% due 10/25/2036 ^þ	65	59
GSMPS Mortgage Loan Trust 1.974% due 01/25/2036 •	145	122
HarborView Mortgage Loan Trust 3.401% due 08/19/2036 ^~	5	5
Impac CMB Trust 2.264% due 03/25/2035 •	96	90
IndyMac INDA Mortgage Loan Trust
2.650% due 11/25/2037 ~	651	555

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

2.978% due 08/25/2036 ~	121	104
IndyMac INDX Mortgage Loan Trust
1.804% due 02/25/2037 •	457	451
1.924% (US0001M + 0.300%) due 06/25/2037 ^~	111	49
2.766% due 10/25/2035 ~	80	68
3.080% due 06/25/2036 ~	86	79
JP Morgan Mortgage Trust
2.736% due 04/25/2035 ~	2	2
2.753% due 11/25/2035 ^~	33	28
3.045% due 08/25/2035 ~	37	36
JP Morgan Resecuritization Trust 2.500% due 03/25/2056	158	151
Lehman XS Trust
1.874% due 08/25/2037 •	3,514	3,260
2.004% (US0001M + 0.380%) due 09/25/2046 ~	1,792	1,673
Luminent Mortgage Trust 1.984% (US0001M + 0.360%) due 12/25/2036 ^~	27	25
MASTR Alternative Loan Trust 2.024% due 03/25/2036 ^•	131	12
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	892	746
6.500% due 07/25/2037 ^	303	263
Sequoia Mortgage Trust 2.224% due 01/20/2047 ^~	28	20
Structured Adjustable Rate Mortgage Loan Trust
2.911% due 11/25/2035 ^~	28	26
3.094% due 09/25/2036 ^~	134	109
3.586% due 10/25/2037 ^•	74	69
SunTrust Adjustable Rate Mortgage Loan Trust 2.741% due 10/25/2037 ^~	372	334
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	568	24
WaMu Mortgage Pass-Through Certificates Trust
1.994% due 05/25/2034 •	77	77
2.550% due 01/25/2037 ^~	77	70
2.742% due 04/25/2037 ^~	50	46
3.087% due 03/25/2036 ~	796	762
3.196% due 12/25/2036 ^~	141	133
3.340% due 05/25/2037 ^~	98	81
Wells Fargo Mortgage-Backed Securities Trust 2.494% due 10/25/2036 ~	240	228

		14,397

U.S. GOVERNMENT AGENCIES 0.5%
Israel Government AID Bond 5.500% due 04/26/2024	100	104
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2052	6,300	5,661
3.500% due 08/01/2052	7,900	7,591

		13,356

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Bonds
1.750% due 08/15/2041 (k)(m)(o)	24,600	18,722
2.375% due 02/15/2042	21,300	18,068

		36,790

	SHARES
WARRANTS 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(i)	3	0

Total United States (Cost $122,030)		113,672

	PRINCIPAL AMOUNT (000s)
URUGUAY 0.0%
SOVEREIGN ISSUES 0.0%
Uruguay Government International Bond 7.875% due 01/15/2033	$950	1,191

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Uruguay (Cost $1,164)			1,191

VENEZUELA 0.4%
CORPORATE BONDS & NOTES 0.2%
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		$51,899	3,101
5.500% due 04/12/2037 ^(b)		19,263	1,151
6.000% due 05/16/2024 ^(b)		2,800	176

			4,428

SOVEREIGN ISSUES 0.2%
Venezuela Government International Bond
6.000% due 12/09/2049		120	9
7.000% due 03/31/2038 ^(b)		19,240	1,683
7.650% due 04/21/2025 ^(b)		10,109	885
7.750% due 04/13/2024		7,300	566
8.250% due 10/13/2024 ^(b)		21,739	1,848
9.000% due 05/07/2023 ^(b)		2,521	214
9.250% due 09/15/2027 ^(b)		7,540	660
9.250% due 05/07/2028 ^(b)		3,027	265
11.950% due 08/05/2031 ^(b)		6,580	576

			6,706

Total Venezuela (Cost $89,212)			11,134

VIETNAM 0.0%
SOVEREIGN ISSUES 0.0%
Vietnam Government International Bond 5.500% due 03/12/2028		$1,367	1,360

Total Vietnam (Cost $1,279)			1,360

VIRGIN ISLANDS (BRITISH) 0.6%
CORPORATE BONDS & NOTES 0.6%
1MDB Global Investments Ltd. 4.400% due 03/09/2023		$8,700	8,438
CLP Power Hong Kong Financing Ltd. 2.125% due 06/30/2030		5,300	4,480
Gold Fields Orogen Holdings BVI Ltd. 5.125% due 05/15/2024		200	202
Studio City Finance Ltd. 5.000% due 01/15/2029		6,600	3,418

Total Virgin Islands (British) (Cost $20,881)			16,538

ZAMBIA 0.3%
SOVEREIGN ISSUES 0.3%
Zambia Government International Bond
5.375% due 09/20/2022 ^(b)		$2,350	1,348
8.500% due 04/14/2024 ^(b)		3,100	1,890
8.970% due 07/30/2027 ^(b)		2,700	1,588
12.000% due 08/26/2026	ZMW	26,000	1,082
12.000% due 03/22/2028		20,000	758
13.000% due 08/29/2026		28,300	1,198
13.000% due 12/05/2026		35,900	1,540

Total Zambia (Cost $8,702)			9,404

SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS (j) 2.2%			61,744

JAPAN TREASURY BILLS 1.2%
(0.108)% due 07/11/2022 (e)(f)	JPY	4,530,000	33,389

U.S. TREASURY BILLS 0.3%
1.514% due 08/18/2022 - 09/22/2022 (d)(e)(o)		$7,493	7,471

			7,471

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
1.578% due 09/20/2022 (e)(f)(o)		271	270

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $106,283)		102,874

Total Investments in Securities (Cost $3,409,786)		2,582,908

	SHARES
INVESTMENTS IN AFFILIATES 9.5%
SHORT-TERM INSTRUMENTS 9.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.5%
PIMCO Short-Term Floating NAV Portfolio III	26,993,199	261,942

Total Short-Term Instruments (Cost $262,078)		261,942

Total Investments in Affiliates (Cost $262,078)		261,942

Total Investments 102.7% (Cost $3,671,864)		$2,844,850
Financial Derivative Instruments (l)(n) (0.1)%(Cost or Premiums, net $(10,713))		(1,525)
Other Assets and Liabilities, net (2.6)%		(72,177)

Net Assets 100.0%		$2,771,148

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description							Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'							06/10/2022	$311	$311	0.01%
Constellation Oil Class 'D' - Exp. 06/10/2071							06/10/2022	0	0	0.00

								$311	$311	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	(1.500)%	06/15/2022	TBD(2)	EUR	14,957	Romanian Government International Bond 1.375% due 12/02/2029		$(15,339)	$15,674	$15,684
BPS	0.050	05/06/2022	TBD(2)		$1,275	Egypt Government International Bond 7.500% due 01/31/2027		(1,139)	1,275	1,275
	0.450	05/06/2022	TBD(2)		1,093	Egypt Government International Bond 7.500% due 01/31/2027		(977)	1,093	1,094
FBF	1.000	06/17/2022	TBD(2)		6,747	Egypt Government International Bond 7.500% due 01/31/2027		(6,347)	6,747	6,750
NOM	1.250	06/30/2022	07/13/2022		25,451	Petroleos Mexicanos 5.950% due 01/28/2031		(25,072)	25,451	25,452
RDR	1.400	06/30/2022	07/13/2022		9,255	Petroleos Mexicanos 5.950% due 01/28/2031		(9,117)	9,255	9,255
SCX	0.850	06/17/2022	TBD(2)		2,249	Egypt Government International Bond 7.500% due 01/31/2027		(2,116)	2,249	2,250

Total Repurchase Agreements								$(60,107)	$61,744	$61,760

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)		Payable for Reverse Repurchase Agreements

BRC					(3.750)%	05/16/2022	07/01/2022	$(877)		$(873)
					(0.750)	05/31/2022	TBD(4)	(1,938)		(1,936)
					(0.600)	05/27/2022	TBD(4)	(5,061)		(5,054)
					(0.250)	06/10/2022	TBD(4)	(1,037)		(1,036)
					(0.100)	05/19/2022	TBD(4)	(4,006)		(4,002)
					(0.100)	05/25/2022	TBD(4)	(3,006)		(3,004)
FBF					(1.500)	05/17/2022	TBD(4)	(569)		(568)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

(0.250)	06/17/2022	TBD(4)	(1,372)	(1,372)
MEI	0.000	06/24/2022	07/08/2022	(475)	(474)
1.000	04/06/2022	07/08/2022	(2,491)	(2,492)
NOM	1.300	06/27/2022	TBD(4)	(774)	(774)
1.450	06/17/2022	TBD(4)	(1,739)	(1,740)
1.580	06/17/2022	TBD(4)	(3,985)	(3,987)

Total Reverse Repurchase Agreements	$(27,312)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)

Egypt (0.4)%
Sovereign Issues (0.4)%
Egypt Government International Bond	7.500%	01/31/2027	$13,000	$(13,043)	$(10,674)

Mexico (1.3)%
Corporate Bonds & Notes (1.3)%
Petroleos Mexicanos	5.950%	01/28/2031	48,700	(47,705)	(36,999)

Romania (0.5)%
Sovereign Issues (0.5)%
Romania Government International Bond	1.375%	12/02/2029	EUR	20,000	(23,433)	(15,355)

United States (1.0)%
U.S. Treasury Obligations (1.0)%
U.S. Treasury Bonds	2.250%	05/15/2041	$6,000	(5,058)	(5,028)
U.S. Treasury Bonds	3.375	11/15/2048	8,238	(8,481)	(8,414)
U.S. Treasury Notes	2.375	02/29/2024	5,340	(5,323)	(5,345)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(9,905)	(9,960)

Total United States	(28,767)	(28,747)

Total Short Sales (3.2)%	$(112,948)	$(91,775)

(k)	Securities with an aggregate market value of $26,551 and cash of $260 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $ (27,513) at a weighted average interest rate of (0.117)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $(2,146) of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2022	3,567	$422,801	$(2,402)	$3,623	$0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	406	62,664	(1,379)	951	0

$(3,781)	$4,574	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2022	197	$(25,639)	$405	$0	$(411)
Euro-Bund 10-Year Bond September Futures	09/2022	591	(92,145)	1,936	0	(2,229)
Euro-Buxl 30-Year Bond September Futures	09/2022	31	(5,313)	229	0	(229)
U.S. Treasury 2-Year Note September Futures	09/2022	153	(32,132)	91	0	(86)
U.S. Treasury 5-Year Note September Futures	09/2022	950	(106,638)	(315)	0	(668)
U.S. Treasury 10-Year Ultra September Futures	09/2022	56	(7,133)	52	0	(74)

$2,398	$0	$(3,697)

Total Futures Contracts	$(1,383)	$4,574	$(3,697)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.844%		$1,300	$(90)	$97	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly		06/20/2026		$100	$(3)	$(9)	$(12)	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly		12/20/2026		9,200	(326)	(869)	(1,195)	0	(9)
iTraxx Asia Ex-Japan 37 5-Year Index	1.000	Quarterly		06/20/2027		15,500	(75)	(206)	(281)	0	(40)

							$(404)	$(1,084)	$(1,488)	$0	$(49)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	5.863%	Maturity	01/02/2023	BRL	340,600	$(233)	$(3,118)	$(3,351)	$13	$0
Pay	1-Year BRL-CDI	6.635	Maturity	01/02/2023		116,700	0	(1,022)	(1,022)	4	0
Receive	1-Year BRL-CDI	11.970	Maturity	01/02/2024		238,700	0	739	739	0	(64)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		$85,030	(2,539)	3,109	570	10	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		22,300	(2,779)	1,167	(1,612)	128	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		2,000	13	(195)	(182)	13	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		3,300	52	(409)	(357)	24	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		500	60	(12)	48	0	(5)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		800	136	(23)	113	0	(7)
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	459,200	0	918	918	0	(12)
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	5,300	498	523	1,021	0	(92)
Pay	28-Day MXN-TIIE	6.080	Lunar	02/26/2025	MXN	363,100	0	(1,397)	(1,397)	41	0
Pay	28-Day MXN-TIIE	6.100	Lunar	02/28/2025		193,600	0	(741)	(741)	22	0
Receive	28-Day MXN-TIIE	5.470	Lunar	04/21/2025		94,100	0	448	448	0	(11)
Receive	28-Day MXN-TIIE	5.615	Lunar	04/23/2025		370,700	0	1,697	1,697	0	(44)
Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025		86,400	0	406	406	0	(10)

							$(4,792)	$2,090	$(2,702)	$255	$(245)

Total Swap Agreements							$(5,286)	$1,103	$(4,183)	$255	$(294)

(m)	Securities with an aggregate market value of $5,329 and cash of $22,638 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2022			$2,476		EUR	2,306	$0		$(59)
		07/2022		ZAR	172,838		$11,449		842		0
		08/2022		PEN	6,461		1,687		6		0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

08/2022	$7,928	PEN	30,600	40	0
09/2022	PEN	16,202	$3,852	0	(343)
09/2022	TRY	29,685	1,458	0	(214)
09/2022	$5,560	PEN	21,477	13	0
02/2023	PEN	30,600	$7,793	0	(48)
BPS	07/2022	BRL	94,671	18,026	0	(64)
07/2022	EUR	1,575	1,659	8	0
07/2022	GBP	1,308	1,648	56	0
07/2022	JPY	160,400	1,241	59	0
07/2022	$18,259	BRL	94,671	3	(173)
07/2022	189,197	EUR	179,854	3	(722)
07/2022	ZAR	2,018	$129	5	0
08/2022	BRL	21,465	4,071	5	0
08/2022	EUR	163,436	172,215	628	0
08/2022	GBP	1,308	1,589	0	(4)
08/2022	$6,823	PEN	26,058	13	(52)
12/2022	TRY	33,829	$1,458	0	(259)
BRC	07/2022	JPY	4,530,000	37,040	3,642	0
BSH	07/2022	BRL	20,600	3,704	0	(232)
07/2022	$3,858	BRL	20,600	78	0
10/2022	BRL	18,400	$3,210	0	(217)
10/2022	$1,295	BRL	6,500	0	(84)
CBK	07/2022	BRL	50,444	$9,630	0	(8)
07/2022	$10,383	BRL	50,444	0	(745)
07/2022	4,922	EUR	4,610	0	(91)
08/2022	PEN	85,449	$21,970	132	(403)
08/2022	$15	COP	62,662	0	(1)
08/2022	11,773	PEN	44,803	0	(106)
10/2022	1,424	5,627	30	0
11/2022	PEN	10,935	$2,755	0	(66)
12/2022	$2,128	PEN	8,924	169	0
05/2023	PEN	6,048	$1,530	0	(10)
DUB	07/2022	$180	PLN	786	0	(5)
12/2022	ZAR	44,877	$2,856	142	0
GLM	07/2022	BRL	3,100	592	0	(1)
07/2022	$599	BRL	3,100	0	(6)
07/2022	322	ZAR	5,183	0	(4)
10/2022	BRL	2,800	$489	0	(32)
10/2022	$3,102	BRL	16,200	0	(85)
10/2022	258	MXN	5,290	0	0
10/2022	ZAR	210,070	$13,330	549	0
HUS	07/2022	EUR	2,490	2,628	18	0
07/2022	$4,647	EUR	4,411	0	(24)
08/2022	CNH	203	$30	0	0
08/2022	EUR	1,394	1,455	0	(9)
05/2023	CNH	205	31	0	0
JPM	07/2022	BRL	23,565	4,482	0	(20)
07/2022	$4,495	BRL	23,564	8	0
08/2022	CNH	90	$13	0	0
10/2022	BRL	1,500	259	0	(20)
MYI	07/2022	122,150	24,090	749	0
07/2022	$23,320	BRL	122,150	20	0
08/2022	TRY	109,068	$6,317	0	(19)
08/2022	$16,561	BRL	86,066	0	(257)
SCX	07/2022	ZAR	51,805	$3,414	235	0
08/2022	CNH	360	54	0	0
09/2022	ZAR	40,924	2,647	149	0
SOG	07/2022	EUR	184,984	198,822	4,968	0
UAG	07/2022	$237	HUF	83,142	0	(18)
07/2022	304	ZAR	4,889	0	(4)
09/2022	MXN	9,884	$496	10	0
10/2022	TRY	182,727	10,833	990	0

Total Forward Foreign Currency Contracts	$13,570	$(4,405)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Russia Government International Bond	(1.000)%	Quarterly	12/20/2022	N/A	$200	$60	$90	$150	$0
GST	Russia Government International Bond	(1.000)	Quarterly	12/20/2022	N/A	3,600	1,044	1,651	2,695	0
South Korea Government International Bond	(1.000)	Quarterly	06/20/2027	0.532%	18,700	(653)	245	0	(408)
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.965	600	(2)	0	0	(2)
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.965	2,100	(3)	(5)	0	(8)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

MYC	Turkey Government International Bond	(1.000)	Quarterly	12/20/2026	8.613	100	17	8	25	0

							$463	$1,989	$2,870	$(418)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2031	3.683%	$800	$(121)	$(21)	$0	$(142)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	1.039	1,800	10	(12)	0	(2)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.045	21,200	(4)	(9)	0	(13)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	1.037	1,300	11	(9)	2	0
	Peru Government International Bond	1.000	Quarterly	12/20/2031	1.827	600	(25)	(13)	0	(38)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	8.547	4,100	(809)	(293)	0	(1,102)
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.642	4,000	5	(109)	0	(104)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	1.037	12,200	53	(35)	18	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	8.547	300	(59)	(22)	0	(81)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	30.251	3,400	(480)	(524)	0	(1,004)
	Brazil Government International Bond	1.000	Quarterly	12/20/2030	3.627	900	(125)	(26)	0	(151)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	1.039	12,500	122	(138)	0	(16)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	1.037	7,000	52	(42)	10	0
	QNB Finance Ltd.	1.000	Quarterly	06/20/2023	0.609	2,000	16	(3)	13	0
	Russia Government International Bond	1.000	Quarterly	12/20/2031		6,200	(645)	(3,997)	0	(4,642)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.483	11,200	121	22	143	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.527	3,876	41	14	55	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.692	200	(2)	0	0	(2)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	8.547	1,900	(377)	(134)	0	(511)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2022	1.636	4,800	(35)	34	0	(1)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	300	(13)	(11)	0	(24)
	Turkey Government International Bond	1.000	Quarterly	12/20/2022	8.480	10,600	(470)	105	0	(365)
GST	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	30.251	1,500	(311)	(132)	0	(443)
	Brazil Government International Bond	1.000	Quarterly	06/20/2031	3.683	900	(136)	(24)	0	(160)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	1.039	9,400	91	(103)	0	(12)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.544	800	(12)	8	0	(4)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2027	1.429	66,500	158	(1,422)	0	(1,264)
	Malaysia Government International Bond	1.000	Quarterly	06/20/2027	0.004	3,700	(3)	1	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751	3,700	(16)	(107)	0	(123)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	1.037	15,400	94	(72)	22	0
	Russia Government International Bond	1.000	Quarterly	12/20/2031		700	(89)	(435)	0	(524)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.483	15,000	113	79	192	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.527	2,324	25	8	33	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2022	8.480	13,100	(591)	140	0	(451)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	8.547	5,600	(1,093)	(412)	0	(1,505)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	300	(5)	6	1	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.483	900	10	2	12	0
JPM	Israel Government International Bond	1.000	Quarterly	06/20/2024	0.215	3,500	83	(20)	63	0
	Nigeria Government International Bond	1.000	Quarterly	06/20/2023	1.448	5,600	(133)	110	0	(23)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.483	21,900	283	(3)	280	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.075	5,200	(84)	19	0	(65)
	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	3.275	6,200	(217)	21	0	(196)
MYC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	30.251	1,900	(377)	(184)	0	(561)
	Brazil Government International Bond	1.000	Quarterly	12/20/2030	3.627	1,800	(251)	(51)	0	(302)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

	Chile Government International Bond	1.000	Quarterly	12/20/2026	1.039		6,600	38	(47)	0	(9)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.045		1,300	(1)	0	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183		100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751		500	(2)	(15)	0	(17)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	1.037		13,000	23	(4)	19	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.483		11,100	60	82	142	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013		4,700	(210)	(161)	0	(371)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	8.547		2,700	(534)	(192)	0	(726)
MYI	Peru Government International Bond	1.000	Quarterly	06/20/2026	1.037		1,200	10	(8)	2	0

								$(5,813)	$(8,137)	$1,007	$(14,957)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Montenegro Equity Market Index «		1.000%	Quarterly	06/20/2023	EUR	1,000	$(77)	$47	$0	$(30)

Total Swap Agreements								$(5,427)	$(6,101)	$3,877	$(15,405)

(o)

Securities with an aggregate market value of $9,540 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Under certain circumstances, implied credit spreads may not be applicable when the reference obligation or underlying security is distressed or in default (identified as “N/A”) and, as such, the market value would serve as the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Angola
Sovereign Issues	$0	$6,509	$0	$6,509
Argentina
Sovereign Issues	0	52,686	0	52,686
Armenia
Sovereign Issues	0	3,824	0	3,824
Austria
Corporate Bonds & Notes	0	1,495	0	1,495
Azerbaijan
Corporate Bonds & Notes	0	24,711	0	24,711
Sovereign Issues	0	5,568	0	5,568
Bahamas
Sovereign Issues	0	7,071	0	7,071
Bahrain
Sovereign Issues	0	23,412	0	23,412
Belarus
Sovereign Issues	0	380	0	380
Brazil
Corporate Bonds & Notes	0	77,806	13,572	91,378
Sovereign Issues	0	16,039	0	16,039
Cameroon
Sovereign Issues	0	3,670	0	3,670
Cayman Islands
Corporate Bonds & Notes	0	57,039	0	57,039
Chile
Corporate Bonds & Notes	0	36,806	0	36,806
Sovereign Issues	0	42,460	0	42,460
China
Corporate Bonds & Notes	0	1,303	0	1,303
Colombia
Corporate Bonds & Notes	0	16,833	0	16,833
Sovereign Issues	0	57,479	0	57,479
Costa Rica
Sovereign Issues	0	12,725	0	12,725
Dominican Republic
Sovereign Issues	0	60,090	0	60,090
Ecuador
Sovereign Issues	0	26,267	0	26,267
Egypt
Sovereign Issues	0	59,694	0	59,694
El Salvador
Sovereign Issues	0	5,625	0	5,625
Ethiopia
Sovereign Issues	0	1,145	0	1,145
Georgia
Corporate Bonds & Notes	0	167	0	167
Germany
Corporate Bonds & Notes	0	11,229	0	11,229
Ghana
Sovereign Issues	0	28,898	0	28,898
Guatemala
Sovereign Issues	0	19,691	0	19,691
Hong Kong
Corporate Bonds & Notes	0	22,222	0	22,222
Sovereign Issues	0	3,111	0	3,111
Hungary
Sovereign Issues	0	20,614	0	20,614
India
Corporate Bonds & Notes	0	27,785	0	27,785
Sovereign Issues	0	9,359	0	9,359
Indonesia
Corporate Bonds & Notes	0	105,532	0	105,532
Sovereign Issues	0	48,793	0	48,793
Ireland
Corporate Bonds & Notes	0	9,782	0	9,782
Israel
Corporate Bonds & Notes	0	33,234	0	33,234
Ivory Coast
Loan Participations and Assignments	0	0	2,116	2,116
Sovereign Issues	0	31,480	0	31,480
Jamaica
Corporate Bonds & Notes	0	1,655	0	1,655
Jersey, Channel Islands
Corporate Bonds & Notes	0	13,010	0	13,010
Jordan
Sovereign Issues	0	18,812	0	18,812
Kazakhstan
Corporate Bonds & Notes	0	37,067	0	37,067
Sovereign Issues	0	5,018	0	5,018
Kenya
Sovereign Issues	0	5,386	0	5,386
Kuwait
Sovereign Issues	0	598	0	598
Lebanon
Sovereign Issues	0	529	0	529

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Luxembourg
Corporate Bonds & Notes	0	21,776	2,894	24,670
Malaysia
Corporate Bonds & Notes	0	22,604	0	22,604
Marshall Islands
Corporate Bonds & Notes	0	362	0	362
Mexico
Common Stocks	2	0	0	2
Corporate Bonds & Notes	0	180,592	0	180,592
Sovereign Issues	0	56,012	0	56,012
Mongolia
Sovereign Issues	0	8,400	0	8,400
Morocco
Corporate Bonds & Notes	0	7,274	0	7,274
Sovereign Issues	0	37,884	0	37,884
Namibia
Sovereign Issues	0	1,690	0	1,690
Netherlands
Corporate Bonds & Notes	0	27,039	0	27,039
Nigeria
Corporate Bonds & Notes	0	8,744	0	8,744
Loan Participations and Assignments	0	6,783	0	6,783
Sovereign Issues	0	55,530	0	55,530
Oman
Corporate Bonds & Notes	0	2,276	0	2,276
Sovereign Issues	0	57,499	0	57,499
Pakistan
Corporate Bonds & Notes	0	1,410	0	1,410
Sovereign Issues	0	14,720	0	14,720
Panama
Corporate Bonds & Notes	0	14,623	0	14,623
Sovereign Issues	0	34,779	0	34,779
Paraguay
Sovereign Issues	0	7,504	0	7,504
Peru
Corporate Bonds & Notes	0	21,568	0	21,568
Sovereign Issues	0	16,601	0	16,601
Philippines
Corporate Bonds & Notes	0	4,627	0	4,627
Sovereign Issues	0	15,814	0	15,814
Qatar
Corporate Bonds & Notes	0	13,822	0	13,822
Sovereign Issues	0	20,325	0	20,325
Romania
Sovereign Issues	0	48,137	0	48,137
Russia
Corporate Bonds & Notes	0	1,200	0	1,200
Sovereign Issues	0	10,757	0	10,757
Rwanda
Sovereign Issues	0	1,804	0	1,804
Saudi Arabia
Corporate Bonds & Notes	0	26,832	0	26,832
Sovereign Issues	0	69,048	0	69,048
Senegal
Sovereign Issues	0	5,073	0	5,073
Serbia
Sovereign Issues	0	19,303	0	19,303
Singapore
Corporate Bonds & Notes	0	3,027	0	3,027
South Africa
Corporate Bonds & Notes	0	64,824	24,106	88,930
Loan Participations and Assignments	0	0	9,754	9,754
Sovereign Issues	0	40,833	0	40,833
South Korea
Corporate Bonds & Notes	0	12,376	0	12,376
Sri Lanka
Sovereign Issues	0	14,020	0	14,020
Supranational
Corporate Bonds & Notes	0	7,076	0	7,076
Switzerland
Corporate Bonds & Notes	0	5,835	0	5,835
Tanzania
Loan Participations and Assignments	0	0	13,657	13,657
Thailand
Corporate Bonds & Notes	0	10,818	0	10,818
Tunisia
Sovereign Issues	0	1,036	0	1,036
Turkey
Corporate Bonds & Notes	0	4,379	0	4,379
Loan Participations and Assignments	0	13,963	0	13,963
Sovereign Issues	0	105,577	0	105,577
Ukraine
Corporate Bonds & Notes	0	1,750	0	1,750
Sovereign Issues	0	23,730	0	23,730
United Arab Emirates
Corporate Bonds & Notes	0	29,620	0	29,620

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Loan Participations and Assignments	0	10,856	0	10,856
Sovereign Issues	0	4,527	0	4,527
United Kingdom
Corporate Bonds & Notes	0	9,366	0	9,366
United States
Asset-Backed Securities	0	17,460	0	17,460
Common Stocks	0	0	311	311
Corporate Bonds & Notes	0	25,544	0	25,544
Loan Participations and Assignments	0	0	5,814	5,814
Non-Agency Mortgage-Backed Securities	0	14,397	0	14,397
U.S. Government Agencies	0	13,356	0	13,356
U.S. Treasury Obligations	0	36,790	0	36,790
Uruguay
Sovereign Issues	0	1,191	0	1,191
Venezuela
Corporate Bonds & Notes	0	4,428	0	4,428
Sovereign Issues	0	6,706	0	6,706
Vietnam
Sovereign Issues	0	1,360	0	1,360
Virgin Islands (British)
Corporate Bonds & Notes	0	16,538	0	16,538
Zambia
Sovereign Issues	0	9,404	0	9,404
Short-Term Instruments
Repurchase Agreements	0	61,744	0	61,744
Japan Treasury Bills	0	33,389	0	33,389
U.S. Treasury Bills	0	7,471	0	7,471
U.S. Treasury Cash Management Bills	0	270	0	270

$2	$2,510,682	$72,224	$2,582,908
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$261,942	$0	$0	$261,942

Total Investments	$261,944	$2,510,682	$72,224	$2,844,850

Short Sales, at Value - Liabilities
Egypt
Sovereign Issues	$0	$(10,674)	$0	$(10,674)
Mexico
Corporate Bonds & Notes	0	(36,999)	0	(36,999)
Romania
Sovereign Issues	0	(15,355)	0	(15,355)
United States
U.S. Treasury Obligations	0	(28,747)	0	(28,747)

$0	$(91,775)	$0	$(91,775)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,829	0	4,829
Over the counter	0	17,447	0	17,447

$0	$22,276	$0	$22,276
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,869)	(1,122)	0	(3,991)
Over the counter	(2)	(19,778)	(30)	(19,810)

$(2,871)	$(20,900)	$(30)	$(23,801)

Total Financial Derivative Instruments	$(2,871)	$1,376	$(30)	$(1,525)

Totals	$259,073	$2,420,283	$72,194	$2,751,550

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022 (2)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$13,991	$3,964	$0	$44	$0	$(4,427)	$0	$0	$13,572	$(4,427)
Ivory Coast
Loan Participations and Assignments	2,327	0	0	0	0	(211)	0	0	2,116	(210)
Jersey, Channel Islands
Corporate Bonds & Notes	13,838	0	0	7	0	(835)	0	(13,010)	0	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Luxembourg
Corporate Bonds & Notes	0	2,852	0	8	0	34	0	0	2,894	34
Mexico	0	0	0	0	0	0	0	0	0	0
South Africa
Corporate Bonds & Notes	27,232	0	0	0	0	(3,126)	0	0	24,106	(3,126)
Loan Participations and Assignments	9,648	0	0	117	0	(11)	0	0	9,754	141
Tanzania
Loan Participations and Assignments	901	0	(914)	0	0	13	13,657	0	13,657	0
United States
Common Stocks	0	311	0	0	0	0	0	0	311	0
Loan Participations and Assignments	6,263	0	(154)	0	0	(295)	0	0	5,814	(301)
Non-Agency Mortgage-Backed Securities	900	0	(900)	0	0	0	0	0	0	0

	$75,100	$7,127	$(1,968)	$176	$0	$(8,858)	$13,657	$(13,010)	$72,224	$(7,889)
Financial Derivative Instruments - Assets
Over the counter	$2,924	$0	$0	$0	$0	$(2,924)	$0	$0	$0	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(81)	$0	$8	$0	$0	$43	$0	$0	$(30)	$2

Totals	$77,943	$7,127	$(1,960)	$176	$0	$(11,739)	$13,657	$(13,010)	$72,194	$(7,887)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes		$13,572	Reference Instrument			Weighted Average		BRL	42.864	—
Ivory Coast
Loan Participations and Assignments		2,116	Discounted Cash Flow			Discount Rate			6.950	—
Luxembourg
Corporate Bonds & Notes		1,869	Other Valuation Techniques(3)			—			—	—
		1,025	Proxy Pricing			Base Price			100.000	—
South Africa
Corporate Bonds & Notes		24,106	Other Valuation Techniques(3)			—			—	—
Loan Participations and Assignments		9,754	Reference Instrument			Yield			—	—
Tanzania
Loan Participations and Assignments		13,657	Third Party Vendor			Broker Quote			100.250	—
United States
Common Stocks		311	Other Valuation Techniques(3)			—			—	—
Loan Participations and Assignments		5,814	Discounted Cash Flow			Discount Rate			5.308	—
Financial Derivative Instruments - Liabilities
Over the counter		(30)	Indicative Market Quotation			Broker Quote			(2.904)	—

Total		$72,194

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.3% ¤
ARGENTINA 0.3%
CORPORATE BONDS & NOTES 0.3%
MSU Energy SA 6.875% due 02/01/2025		$300	$219
YPF SA 6.950% due 07/21/2027		200	114

			333

SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		6	1
1.125% due 07/09/2035 þ		3	1

			2

Total Argentina (Cost $398)			335

AUSTRIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Sappi Papier Holding GmbH 7.500% due 06/15/2032		$200	188

Total Austria (Cost $186)			188

AZERBAIJAN 0.4%
CORPORATE BONDS & NOTES 0.4%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$434	427

Total Azerbaijan (Cost $481)			427

BERMUDA 0.4%
CORPORATE BONDS & NOTES 0.4%
Geopark Ltd. 5.500% due 01/17/2027		$500	420

Total Bermuda (Cost $497)			420

BRAZIL 4.0%
CORPORATE BONDS & NOTES 4.0%
Banco BTG Pactual SA 4.500% due 01/10/2025		$700	675
Braskem Netherlands Finance BV 4.500% due 01/10/2028		600	546
BRF SA 4.875% due 01/24/2030		700	556
CSN Inova Ventures 6.750% due 01/28/2028		500	437
Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/01/2022 (d)(f)		1,122	5
Petrobras Global Finance BV 6.625% due 01/16/2034	GBP	400	448
Suzano Austria GmbH 7.000% due 03/16/2047		$300	287
Vale Overseas Ltd.
3.750% due 07/08/2030		300	263
6.875% due 11/21/2036		400	430

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Vale SA 0.000% due 12/29/2049 «~(f)	BRL	5,700	458

			4,105

		SHARES
WARRANTS 0.0%
OAS SA - Exp. 01/21/2039 «(h)		131,712	0

Total Brazil (Cost $4,867)			4,105

CANADA 1.0%
COMMON STOCKS 0.1%
Frontera Energy Corp. (c)		16,190	129

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.9%
Canacol Energy Ltd. 5.750% due 11/24/2028		$400	325
First Quantum Minerals Ltd. 6.875% due 10/15/2027		600	537

			862

Total Canada (Cost $2,386)			991

CAYMAN ISLANDS 12.8%
CORPORATE BONDS & NOTES 12.8%
Arabian Centres Sukuk Ltd. 5.375% due 11/26/2024		$400	382
China Modern Dairy Holdings Ltd. 2.125% due 07/14/2026		500	436
Country Garden Holdings Co. Ltd. 7.250% due 04/08/2026		300	164
EMG SUKUK Ltd. 4.564% due 06/18/2024		300	300
Fab Sukuk Co. Ltd. 2.500% due 01/21/2025		1,300	1,265
Goodman HK Finance 3.000% due 07/22/2030		400	356
Health & Happiness H&H International Holdings Ltd. 5.625% due 10/24/2024		600	525
IHS Holding Ltd. 5.625% due 11/29/2026		500	412
IIRSA Norte Finance Ltd. 8.750% due 05/30/2024		17	18
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)		400	56
9.750% due 09/28/2023 ^(b)		1,000	139
MAF Sukuk Ltd. 4.638% due 05/14/2029		500	502
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		600	363
5.625% due 07/17/2027		300	202
MGM China Holdings Ltd.
5.250% due 06/18/2025		200	154
5.375% due 05/15/2024		500	427
5.875% due 05/15/2026		200	151
New Metro Global Ltd. 6.800% due 08/05/2023		600	411
Odebrecht Holdco Finance Ltd. 0.000% due 09/10/2058 (d)		2,121	18
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		133	129
OEC Finance Ltd. (4.375% PIK) 4.375% due 10/25/2029 (a)		167	4
OEC Finance Ltd. (5.250% PIK) 5.250% due 12/27/2033 (a)		1,132	28
OEC Finance Ltd. (7.125% PIK) 7.125% due 12/26/2046 (a)		660	16
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025		800	128
QNB Finance Ltd.
2.625% due 05/12/2025		400	385
3.500% due 03/28/2024		900	896

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

SA Global Sukuk Ltd. 2.694% due 06/17/2031		600	529
Samba Funding Ltd.
2.750% due 10/02/2024		400	387
2.900% due 01/29/2027		600	568
Sands China Ltd.
3.250% due 08/08/2031		400	265
4.875% due 06/18/2030		600	440
5.125% due 08/08/2025		600	504
SPARC EM SPC Panama Metro Line SP 0.000% due 12/05/2022 (d)		186	183
Sunac China Holdings Ltd. 6.500% due 01/10/2025 ^(b)		900	135
Sunny Optical Technology Group Co. Ltd. 3.750% due 01/23/2023		600	601
Wynn Macau Ltd.
4.875% due 10/01/2024		600	447
5.500% due 01/15/2026		300	208
Xiaomi Best Time International Ltd. 2.875% due 07/14/2031		600	465
Zhongsheng Group Holdings Ltd. 3.000% due 01/13/2026		400	373

Total Cayman Islands (Cost $19,426)			12,972

CHILE 1.8%
CORPORATE BONDS & NOTES 1.8%
Alfa Desarrollo SpA 4.550% due 09/27/2051		$598	431
Banco de Credito e Inversiones SA 3.500% due 10/12/2027		600	565
Banco Santander Chile 2.700% due 01/10/2025		800	767
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		73	61

Total Chile (Cost $2,138)			1,824

CHINA 1.7%
CORPORATE BONDS & NOTES 1.7%
China Construction Bank Corp. 2.450% due 06/24/2030 •		$400	380
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(b)		400	32
Yunda Holding Investment Ltd. 2.250% due 08/19/2025		600	545
Zoomlion HK SPV Co. Ltd. 6.125% due 12/20/2022		800	801

Total China (Cost $2,219)			1,758

COLOMBIA 2.1%
CORPORATE BONDS & NOTES 2.1%
Banco Davivienda SA 6.650% due 04/22/2031 •(f)		$500	400
Ecopetrol SA
4.625% due 11/02/2031		500	380
5.875% due 05/28/2045		700	478
6.875% due 04/29/2030		1,000	887

Total Colombia (Cost $3,018)			2,145

GUATEMALA 0.7%
CORPORATE BONDS & NOTES 0.7%
CT Trust 5.125% due 02/03/2032		$600	482
Industrial Senior Trust 5.500% due 11/01/2022		200	200

Total Guatemala (Cost $788)			682

HONG KONG 3.3%
CORPORATE BONDS & NOTES 3.3%
AIA Group Ltd. 3.600% due 04/09/2029		$800	771
Fortune Star BVI Ltd. 4.350% due 05/06/2023	EUR	1,000	831

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Huarong Finance Co. Ltd. 5.500% due 01/16/2025		$500	486
MTR Corp. Ltd. 1.625% due 08/19/2030		400	334
Poly Real Estate Finance Ltd. 3.950% due 02/05/2023		400	400
Yanlord Land HK Co. Ltd. 6.800% due 02/27/2024		600	523

Total Hong Kong (Cost $3,983)			3,345

INDIA 3.4%
CORPORATE BONDS & NOTES 3.4%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$300	245
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		175	148
Bharti Airtel Ltd. 4.375% due 06/10/2025		500	498
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032		600	514
JSW Steel Ltd. 5.050% due 04/05/2032		400	298
Muthoot Finance Ltd.
4.400% due 09/02/2023		200	195
6.125% due 10/31/2022		300	300
Periama Holdings LLC 5.950% due 04/19/2026		200	180
Reliance Industries Ltd. 2.875% due 01/12/2032		600	498
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		200	183
Shriram Transport Finance Co. Ltd. 4.150% due 07/18/2025		500	438

Total India (Cost $3,943)			3,497

INDONESIA 3.9%
CORPORATE BONDS & NOTES 3.9%
Bank Mandiri Persero Tbk PT 4.750% due 05/13/2025		$400	406
Bank Negara Indonesia Persero Tbk PT 3.750% due 03/30/2026		800	728
Cikarang Listrindo Tbk PT 4.950% due 09/14/2026		300	278
Freeport Indonesia PT 4.763% due 04/14/2027		600	577
LLPL Capital Pte. Ltd. 6.875% due 02/04/2039		349	325
Medco Oak Tree Pte. Ltd. 7.375% due 05/14/2026		400	365
Pertamina Persero PT 5.625% due 05/20/2043		600	560
Perusahaan Gas Negara Tbk PT 5.125% due 05/16/2024		200	201
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.375% due 02/05/2030		600	508

Total Indonesia (Cost $4,438)			3,948

IRELAND 0.4%
CORPORATE BONDS & NOTES 0.4%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^(b)		$900	99
Novolipetsk Steel Via Steel Funding DAC 1.450% due 06/02/2026	EUR	600	245
Sovcombank Via SovCom Capital DAC 3.400% due 01/26/2025 ^(b)		$800	56

Total Ireland (Cost $2,426)			400

ISRAEL 5.3%
CORPORATE BONDS & NOTES 5.3%
Bank Hapoalim BM 3.255% due 01/21/2032 •(g)		$700	602
Bank Leumi Le-Israel BM 3.275% due 01/29/2031 •		969	855
Energean Israel Finance Ltd.
4.500% due 03/30/2024		300	283

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

4.875% due 03/30/2026		200	177
ICL Group Ltd. 6.375% due 05/31/2038		300	299
Israel Electric Corp. Ltd.
3.750% due 02/22/2032		800	717
4.250% due 08/14/2028		1,000	964
Leviathan Bond Ltd.
6.125% due 06/30/2025		500	472
6.500% due 06/30/2027		500	464
Mizrahi Tefahot Bank Ltd. 3.077% due 04/07/2031 •		600	521

Total Israel (Cost $6,097)			5,354

JERSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Corsair International Ltd.
4.850% due 01/28/2027 •	EUR	200	198
5.200% due 01/28/2029 •		200	196

Total Jersey, Channel Islands (Cost $447)			394

KAZAKHSTAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		$700	535

Total Kazakhstan (Cost $694)			535

LUXEMBOURG 2.5%
CORPORATE BONDS & NOTES 2.5%
Andrade Gutierrez International SA 11.000% due 09/14/2022 «		$1	0
Guara Norte SARL 5.198% due 06/15/2034		843	686
NE Property BV 1.875% due 10/09/2026	EUR	500	441
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		$500	461
Sberbank of Russia Via SB Capital SA 5.250% due 05/23/2023 ^(b)(g)		900	63
Severstal OAO Via Steel Capital SA 3.150% due 09/16/2024 ^(b)		700	105
Unigel Luxembourg SA 8.750% due 10/01/2026		600	594
Votorantim Cimentos International SA 7.250% due 04/05/2041		200	216

Total Luxembourg (Cost $4,435)			2,566

MAURITIUS 2.2%
CORPORATE BONDS & NOTES 2.2%
Greenko Dutch BV 3.850% due 03/29/2026		$485	413
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025		600	564
India Green Energy Holdings 5.375% due 04/29/2024		800	748
MTN Mauritius Investments Ltd. 4.755% due 11/11/2024		500	487

Total Mauritius (Cost $2,396)			2,212

MEXICO 5.3%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA de CV «(c)		172,487	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.3%
America Movil SAB de CV 5.375% due 04/04/2032		$300	267
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		900	862
Banco Mercantil del Norte SA
5.875% due 01/24/2027 •(f)		200	166
6.875% due 07/06/2022 •(f)		200	198
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375% due 04/17/2025		900	905
BBVA Bancomer SA 5.125% due 01/18/2033 •		800	679
Cibanco SA Ibm 4.962% due 07/18/2029		500	448
Corp. GEO SAB de CV 8.875% due 09/25/2049		400	0
Fomento Economico Mexicano SAB de CV
1.000% due 05/28/2033	EUR	200	151
4.375% due 05/10/2043		$300	268
Industrias Penoles SAB de CV 4.750% due 08/06/2050		500	398
Metalsa SA de CV 3.750% due 05/04/2031		500	354
Petroleos Mexicanos
5.950% due 01/28/2031		100	73
6.500% due 06/02/2041		300	188
6.750% due 09/21/2047		300	186
Trust Fibra Uno 6.390% due 01/15/2050		300	239

			5,382

Total Mexico (Cost $8,085)			5,382

MOROCCO 0.8%
CORPORATE BONDS & NOTES 0.8%
OCP SA
5.125% due 06/23/2051		$600	400
6.875% due 04/25/2044		500	418

Total Morocco (Cost $1,210)			818

MULTINATIONAL 0.5%
CORPORATE BONDS & NOTES 0.5%
ATP Tower Holdings LLC 4.050% due 04/27/2026		$400	331
Digicel International Finance Ltd. 8.750% due 05/25/2024		194	181

Total Multinational (Cost $590)			512

NETHERLANDS 3.3%
CORPORATE BONDS & NOTES 3.3%
DTEK Finance PLC (3.500% Cash and 3.500% PIK) 7.000% due 12/31/2027 (a)		$586	141
IHS Netherlands Holdco BV 8.000% due 09/18/2027		400	351
Metinvest BV
5.625% due 06/17/2025	EUR	400	239
8.500% due 04/23/2026		$500	262
NGD Holdings BV 6.750% due 12/31/2026		221	99
Prosus NV
2.031% due 08/03/2032	EUR	200	145
3.061% due 07/13/2031		$300	221
3.257% due 01/19/2027		300	261
3.832% due 02/08/2051		200	121
4.987% due 01/19/2052		300	216
Teva Pharmaceutical Finance Netherlands BV 3.750% due 05/09/2027	EUR	1,400	1,246

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Netherlands (Cost $4,851)			3,302

NIGERIA 1.2%
CORPORATE BONDS & NOTES 0.7%
Access Bank PLC 6.125% due 09/21/2026		$500	406
SEPLAT Energy PLC 7.750% due 04/01/2026		300	269

			675

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Bank of Industry Ltd. 7.745% (LIBOR03M + 6.000%) due 12/14/2023 ~		533	536

Total Nigeria (Cost $1,341)			1,211

OMAN 0.2%
SOVEREIGN ISSUES 0.2%
Oman Government International Bond 6.250% due 01/25/2031		$200	194

Total Oman (Cost $200)			194

PERU 1.9%
CORPORATE BONDS & NOTES 1.9%
Banco de Credito del Peru SA 2.700% due 01/11/2025		$600	564
Banco Internacional del Peru SAA Interbank 3.250% due 10/04/2026		600	552
InRetail Consumer 3.250% due 03/22/2028		600	499
Peru LNG SRL 5.375% due 03/22/2030		400	324

Total Peru (Cost $2,226)			1,939

QATAR 0.8%
CORPORATE BONDS & NOTES 0.8%
Nakilat, Inc. 6.067% due 12/31/2033		$284	304
Ras Laffan Liquefied Natural Gas Co. Ltd. 6.332% due 09/30/2027		501	523

Total Qatar (Cost $878)			827

ROMANIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela SA 3.250% due 02/05/2028	EUR	100	82

Total Romania (Cost $110)			82

RUSSIA 0.6%
CORPORATE BONDS & NOTES 0.6%
ALROSA Finance SA 3.100% due 06/25/2027 ^(b)		$800	80
Lukoil Securities BV 3.875% due 05/06/2030		1,000	530

Total Russia (Cost $1,851)			610

SAUDI ARABIA 1.8%
CORPORATE BONDS & NOTES 1.8%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$1,000	853
4.250% due 04/16/2039		1,000	927

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Saudi Arabia (Cost $1,985)			1,780

SINGAPORE 1.2%
CORPORATE BONDS & NOTES 1.2%
ABJA Investment Co. Pte. Ltd. 5.450% due 01/24/2028		$700	664
BOC Aviation Ltd. 1.750% due 01/21/2026		600	550

Total Singapore (Cost $1,269)			1,214

SOUTH AFRICA 5.0%
		SHARES
COMMON STOCKS 0.2%
Petra Diamonds Ltd. (c)		218,666	238

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.1%
Absa Group Ltd. 6.375% due 05/27/2026 •(f)		$200	182
AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		400	339
6.500% due 04/15/2040		400	381
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	18,200	1,098
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		$600	600
Sasol Financing USA LLC
5.875% due 03/27/2024		800	784
6.500% due 09/27/2028		800	726

			4,110

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Sasol Ltd. 0.560% - 3.663% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		729	723

Total South Africa (Cost $5,479)			5,071

SOUTH KOREA 2.7%
CORPORATE BONDS & NOTES 2.7%
Kookmin Bank 2.500% due 11/04/2030		$400	338
LG Chem Ltd. 3.625% due 04/15/2029		500	477
Shinhan Bank Co. Ltd. 3.875% due 03/24/2026		500	492
Shinhan Financial Group Co. Ltd. 1.350% due 01/10/2026		800	736
Woori Bank
4.750% due 04/30/2024		400	405
5.125% due 08/06/2028		300	309

Total South Korea (Cost $2,937)			2,757

TURKEY 1.9%
CORPORATE BONDS & NOTES 1.4%
Akbank TAS 6.800% due 02/06/2026		$500	449
QNB Finansbank AS 6.875% due 09/07/2024		500	502
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		552	459

			1,410

SOVEREIGN ISSUES 0.5%
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024		500	492

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Turkey (Cost $1,987)			1,902

UKRAINE 0.2%
CORPORATE BONDS & NOTES 0.1%
VF Ukraine PAT via VFU Funding PLC 6.200% due 02/11/2025		$200	133

SOVEREIGN ISSUES 0.1%
Ukraine Government International Bond
4.375% due 01/27/2030	EUR	200	52
7.750% due 09/01/2024		$200	52

			104

Total Ukraine (Cost $566)			237

UNITED ARAB EMIRATES 2.3%
CORPORATE BONDS & NOTES 2.3%
Abu Dhabi National Energy Co. PJSC 2.000% due 04/29/2028		$600	535
Kuwait Projects Co. SPC Ltd. 4.500% due 02/23/2027		500	403
NBK SPC Ltd. 1.625% due 09/15/2027 •		1,250	1,117
Oztel Holdings SPC Ltd. 6.625% due 04/24/2028		300	303

Total United Arab Emirates (Cost $2,537)			2,358

UNITED KINGDOM 1.8%
CORPORATE BONDS & NOTES 1.8%
Antofagasta PLC
2.375% due 10/14/2030		$200	155
5.625% due 05/13/2032		300	289
Fresnillo PLC 4.250% due 10/02/2050		500	368
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	200	63
2.950% due 01/27/2029		$600	180
3.000% due 06/29/2027		800	240
Tullow Oil PLC 10.250% due 05/15/2026		283	271
Vedanta Resources Finance PLC 8.950% due 03/11/2025		300	238

Total United Kingdom (Cost $3,199)			1,804

UNITED STATES 8.1%
ASSET-BACKED SECURITIES 0.9%
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		$247	145
Countrywide Asset-Backed Certificates Trust 1.844% due 09/25/2037 ^•		21	22
JP Morgan Mortgage Acquisition Corp. 2.599% (US0001M + 0.975%) due 12/25/2035 ~		700	672
NovaStar Mortgage Funding Trust 1.824% due 09/25/2037 •		110	106

			945

CORPORATE BONDS & NOTES 4.5%
BOC Aviation USA Corp. 1.625% due 04/29/2024		300	288
Hikma Finance USA LLC 3.250% due 07/09/2025		700	665
Invepar Holdings LLC 1.000% due 12/31/2049 «(h)		158	0
Kosmos Energy Ltd. 7.125% due 04/04/2026		700	596
NBM U.S. Holdings, Inc. 7.000% due 05/14/2026		400	407
Rio Oil Finance Trust
8.200% due 04/06/2028		1,120	1,165
9.750% due 01/06/2027		808	862

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Stillwater Mining Co. 4.000% due 11/16/2026		700	585

			4,568

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.854% due 10/25/2035 •		321	303
Citigroup Mortgage Loan Trust 3.300% due 08/25/2036 ~		200	181

			484

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Bonds
1.375% due 11/15/2040		900	648
U.S. Treasury Notes
2.125% due 12/31/2022		1,600	1,597

			2,245

Total United States (Cost $8,781)			8,242

VIRGIN ISLANDS (BRITISH) 2.0%
CORPORATE BONDS & NOTES 2.0%
Champion Path Holdings Ltd. 4.500% due 01/27/2026		$600	381
Gold Fields Orogen Holdings BVI Ltd. 6.125% due 05/15/2029		500	512
NWD MTN Ltd. 4.375% due 11/30/2022		200	200
OAS Restructuring Ltd. (0.250% Cash and 4.750% PIK) 5.000% due 03/31/2035 «(a)(h)	BRL	356	3
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		$494	466
Studio City Co. Ltd. 7.000% due 02/15/2027		300	260
Studio City Finance Ltd. 5.000% due 01/15/2029		400	207

Total Virgin Islands (British) (Cost $2,609)			2,029

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (i) 0.3%			316

JAPAN TREASURY BILLS 1.0%
(0.108)% due 07/11/2022 (d)(e)	JPY	140,000	1,032

Total Short-Term Instruments (Cost $1,456)			1,348

Total Investments in Securities (Cost $119,410)			91,717

		SHARES
INVESTMENTS IN AFFILIATES 8.0%
SHORT-TERM INSTRUMENTS 8.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.0%
PIMCO Short-Term Floating NAV Portfolio III		838,989	8,142

Total Short-Term Instruments (Cost $8,146)			8,142

Total Investments in Affiliates (Cost $8,146)			8,142

Total Investments 98.3% (Cost $127,556)			$99,859
Financial Derivative Instruments (j)(k) 0.3%(Cost or Premiums, net $67)			270
Other Assets and Liabilities, net 1.4%			1,490

Net Assets 100.0%			$101,619

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
µ							All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Payment in-kind security.
(b)							Security is not accruing income as of the date of this report.
(c)							Security did not produce income within the last twelve months.
(d)							Zero coupon security.
(e)							Coupon represents a yield to maturity.
(f)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)							Contingent convertible security.
(h)							RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Invepar Holdings LLC 1.000% due 12/31/2049						11/16/2018	$0	$0	0.00%
OAS Restructuring Ltd. (0.250% Cash and 4.750% PIK) 5.000% due 03/31/2035						04/30/2019	14	3	0.00
OAS SA - Exp. 01/21/2039						04/30/2019 - 01/21/2039	0	0	0.00

							$14	$3	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$316		U.S. Treasury Notes 3.000% due 06/30/2024	$(322)	$316	$316

Total Repurchase Agreements							$(322)	$316	$316

(1)							Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(71) at a weighted average interest rate of 0.330%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2022	35	$7,351	$(23)	$19	$0
U.S. Treasury 5-Year Note September Futures				09/2022	31	3,480	(8)	22	0
U.S. Treasury 10-Year Note September Futures				09/2022	73	8,653	(36)	74	0
U.S. Treasury Ultra Long-Term Bond September Futures				09/2022	5	772	(17)	12	0

							$(84)	$127	$0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	23	$(3,586)	$98	$0	$(87)
U.S. Treasury 10-Year Ultra September Futures	09/2022	8	(1,019)	7	0	(10)

$105	$0	$(97)

Total Futures Contracts	$21	$127	$(97)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2026	9.623%	EUR	200	$13	$(42)	$(29)	$0	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Asia Ex-Japan 37 5-Year Index	1.000%	Quarterly	06/20/2027	$400	$(2)	$(5)	$(7)	$0	$(1)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	EUR	3,300	164	(266)	(102)	0	(31)

$162	$(271)	$(109)	$0	$(32)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	0.076%	Annual	12/09/2022	$5,700	$(46)	$(23)	$(69)	$2	$0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027	ZAR	8,100	0	16	16	1	0
Pay	3-Month ZAR-JIBAR	7.210	Quarterly	04/22/2027	24,300	(37)	(10)	(47)	0	(2)

$(83)	$(17)	$(100)	$3	$(2)

Total Swap Agreements	$92	$(330)	$(238)	$3	$(38)

Cash of $948 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	$59	ZAR	900	$0	$(3)
07/2022	ZAR	5,747	$382	30	0
08/2022	GBP	386	477	7	0
BPS	07/2022	$4,841	EUR	4,604	0	(17)
08/2022	EUR	4,203	$4,429	16	0
08/2022	$1,198	ZAR	19,416	0	(10)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

		08/2022	ZAR	21,297		$1,334	30			0
		11/2022		5,748		356	7			0
BRC		07/2022	JPY	140,000		1,145	113			0
		11/2022	ZAR	4,169		260	7			0
CBK		07/2022	EUR	153		164	4			0
		07/2022		$68	EUR	64	0			(1)
DUB		12/2022		79	ZAR	1,242	0			(4)
GLM		07/2022	BRL	910		$183	9			0
		07/2022		$175	BRL	910	0			(1)
		08/2022	BRL	910		$174	1			0
		09/2022		$58	HKD	455	0			0
		10/2022	ZAR	9,570		$607	25			0
		05/2023		2,019		121	1			0
HUS		07/2022		$487	ZAR	7,869	0			(4)
SCX		07/2022	ZAR	2,122		$140	10			0
		09/2022		$73	ZAR	1,133	0			(4)
SOG		07/2022	EUR	4,515		$4,853	121			0
UAG		09/2022		$21	HKD	165	0			0

Total Forward Foreign Currency Contracts							$381		$(44)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description			Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

BOA	Put - OTC iTraxx Europe 37 5-Year Index			Sell	1.400%	08/17/2022	600	$(2)		$(2)

Total Written Options							$(2)			$(2)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2024	1.608%	$1,500	$24	$(7)	$17	$0
	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.965	750	12	(13)	0	(1)
GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2024	1.608	1,500	21	(4)	17	0
MYC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2024	1.183	750	(1)	4	3	0

							$56	$(20)	$37	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	America Movil S.A.B. de C.V.	1.000%	Quarterly	12/20/2025	1.222%	$800	$(20)	$14	$0	$(6)
	QNB Finance Ltd.	1.000	Quarterly	06/20/2023	0.609	300	2	(1)	1	0
CBK	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.503	50	1	(2)	0	(1)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	700	(33)	(22)	0	(55)
JPM	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	3.275	800	(28)	3	0	(25)
MYC	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751	300	(1)	(9)	0	(10)

							$(79)	$(17)	$1	$(97)

Total Swap Agreements							$(23)	$(37)	$38	$(98)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$333	$0	$333
Sovereign Issues	0	2	0	2
Austria
Corporate Bonds & Notes	0	188	0	188
Azerbaijan
Corporate Bonds & Notes	0	427	0	427
Bermuda
Corporate Bonds & Notes	0	420	0	420
Brazil
Corporate Bonds & Notes	0	3,647	458	4,105
Canada
Common Stocks	129	0	0	129
Corporate Bonds & Notes	0	862	0	862
Cayman Islands
Corporate Bonds & Notes	0	12,972	0	12,972
Chile
Corporate Bonds & Notes	0	1,824	0	1,824
China
Corporate Bonds & Notes	0	1,758	0	1,758
Colombia
Corporate Bonds & Notes	0	2,145	0	2,145
Guatemala
Corporate Bonds & Notes	0	682	0	682
Hong Kong
Corporate Bonds & Notes	0	3,345	0	3,345
India
Corporate Bonds & Notes	0	3,497	0	3,497
Indonesia
Corporate Bonds & Notes	0	3,948	0	3,948
Ireland
Corporate Bonds & Notes	0	400	0	400
Israel
Corporate Bonds & Notes	0	5,354	0	5,354
Jersey, Channel Islands
Corporate Bonds & Notes	0	394	0	394
Kazakhstan
Corporate Bonds & Notes	0	535	0	535
Luxembourg
Corporate Bonds & Notes	0	2,566	0	2,566
Mauritius
Corporate Bonds & Notes	0	2,212	0	2,212
Mexico
Corporate Bonds & Notes	0	5,382	0	5,382
Morocco
Corporate Bonds & Notes	0	818	0	818
Multinational
Corporate Bonds & Notes	0	512	0	512
Netherlands
Corporate Bonds & Notes	0	3,302	0	3,302
Nigeria
Corporate Bonds & Notes	0	675	0	675
Loan Participations and Assignments	0	536	0	536
Oman
Sovereign Issues	0	194	0	194
Peru
Corporate Bonds & Notes	0	1,939	0	1,939
Qatar
Corporate Bonds & Notes	0	827	0	827
Romania
Corporate Bonds & Notes	0	82	0	82
Russia
Corporate Bonds & Notes	0	610	0	610
Saudi Arabia
Corporate Bonds & Notes	0	1,780	0	1,780
Singapore
Corporate Bonds & Notes	0	1,214	0	1,214
South Africa
Common Stocks	238	0	0	238
Corporate Bonds & Notes	0	3,012	1,098	4,110

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Loan Participations and Assignments	0	0	723	723
South Korea
Corporate Bonds & Notes	0	2,757	0	2,757
Turkey
Corporate Bonds & Notes	0	1,410	0	1,410
Sovereign Issues	0	492	0	492
Ukraine
Corporate Bonds & Notes	0	133	0	133
Sovereign Issues	0	104	0	104
United Arab Emirates
Corporate Bonds & Notes	0	2,358	0	2,358
United Kingdom
Corporate Bonds & Notes	0	1,804	0	1,804
United States
Asset-Backed Securities	0	945	0	945
Corporate Bonds & Notes	0	4,568	0	4,568
Non-Agency Mortgage-Backed Securities	0	484	0	484
U.S. Treasury Obligations	0	2,245	0	2,245
Virgin Islands (British)
Corporate Bonds & Notes	0	2,026	3	2,029
Short-Term Instruments
Repurchase Agreements	0	316	0	316
Japan Treasury Bills	0	1,032	0	1,032

$367	$89,068	$2,282	$91,717
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,142	$0	$0	$8,142

Total Investments	$8,509	$89,068	$2,282	$99,859

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	130	0	130
Over the counter	0	419	0	419

$0	$549	$0	$549
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(87)	(48)	0	(135)
Over the counter	0	(144)	0	(144)

$(87)	$(192)	$0	$(279)

Total Financial Derivative Instruments	$(87)	$357	$0	$270

Totals	$8,422	$89,425	$2,282	$100,129

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022(1)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$612	$10	$0	$2	$0	$(166)	$0	$0	$458	$(166)
Warrants	2	0	0	0	0	(2)	0	0	0	(2)
Jersey, Channel Islands
Corporate Bonds & Notes	419	0	0	0	0	(25)	0	(394)	0	0
South Africa
Corporate Bonds & Notes	1,241	0	0	0	0	(143)	0	0	1,098	(143)
Loan Participations and Assignments	714	0	0	(26)	48	(13)	0	0	723	10
Virgin Islands (British)
Corporate Bonds & Notes	4	0	0	0	0	(1)	0	0	3	0

$2,992	$10	$0	$(24)	$48	$(350)	$0	$(394)	$2,282	$(301)
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$1	$0	$0	$(1)	$0	$0	$0	$0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Totals	$2,992	$10	$1	$(24)	$48	$(351)	$0	$(394)	$2,282	$(301)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$458	Reference Instrument	Weighted Average	BRL	42.864	—
South Africa
Corporate Bonds & Notes	1,098	Other Valuation Techniques(2)	—	—	—
Loan Participations and Assignments	723	Reference Instrument	Yield	6.366	—
Virgin Islands (British)
Corporate Bonds & Notes	3	Proxy Pricing	Base Price	4.955	—

Total	$2,282

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.2% ¤
ARGENTINA 0.7%
SOVEREIGN ISSUES 0.7%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$8,456	$1,808
1.000% due 07/09/2029		217	51
1.125% due 07/09/2035 þ		6,899	1,438
1.400% due 03/25/2023	ARS	139	1
15.500% due 10/17/2026		144,420	171
47.331% (BADLARPP) due 10/04/2022 ~		25,153	22
Autonomous City of Buenos Aires 52.234% (BADLARPP + 3.750%) due 02/22/2028 ~		108,464	389

Total Argentina (Cost $10,040)			3,880

AUSTRALIA 0.0%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
RESIMAC Bastille Trust 1.682% due 12/05/2059 •		$240	240

Total Australia (Cost $240)			240

BAHAMAS 0.1%
SOVEREIGN ISSUES 0.1%
Bahamas Government International Bond 9.000% due 06/16/2029		$800	644

Total Bahamas (Cost $641)			644

BRAZIL 3.9%
CORPORATE BONDS & NOTES 0.8%
Banco BTG Pactual SA 4.500% due 01/10/2025		$1,200	1,157
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		240	236
Oi SA 0.000% (BZDIOVRA) due 02/25/2035 «~	BRL	1,010	800
Vale SA 0.000% due 12/29/2049 «~(h)		27,540	2,214

			4,407

SOVEREIGN ISSUES 3.1%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2022 (f)		92,300	17,071
Brazil Notas do Tesouro Nacional 10.000% due 01/01/2025		1,400	252

			17,323

Total Brazil (Cost $22,106)			21,730

CAYMAN ISLANDS 1.0%
ASSET-BACKED SECURITIES 0.8%
Anchorage Capital CLO Ltd. 2.094% due 07/15/2030 •		$2,450	2,422
MidOcean Credit CLO 2.269% due 01/29/2030 •		2,305	2,275

			4,697

CORPORATE BONDS & NOTES 0.2%
Alpha Star Holding Ltd. 6.625% due 04/18/2023		300	302
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (f)		120	106

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(c)		500	70
9.750% due 09/28/2023 ^(c)		1,000	139
10.500% due 01/15/2025 ^(c)		1,200	165
10.875% due 07/23/2023 ^(c)		300	42
11.700% due 11/11/2025 ^(c)		1,100	153
MGM China Holdings Ltd. 5.250% due 06/18/2025		200	154
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		100	99
Sunac China Holdings Ltd. 8.350% due 04/19/2023 ^(c)		500	76

			1,306

Total Cayman Islands (Cost $8,403)			6,003

CHILE 0.0%
SOVEREIGN ISSUES 0.0%
Bonos de la Tesoreria de la Republica en pesos 6.000% due 01/01/2043	CLP	105,000	111

Total Chile (Cost $135)			111

COLOMBIA 6.0%
CORPORATE BONDS & NOTES 0.8%
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	10,460,000	2,350
8.375% due 11/08/2027		10,308,000	1,988

			4,338

SOVEREIGN ISSUES 5.2%
Bogota Distrito Capital 9.750% due 07/26/2028		60,000	13
Colombian TES
5.750% due 11/03/2027		103,161,500	19,687
6.000% due 04/28/2028		2,396,300	452
6.250% due 11/26/2025		31,699,900	6,700
7.500% due 08/26/2026		7,960,200	1,706
9.250% due 05/28/2042		678,200	131
Financiera de Desarrollo Territorial SA Findeter 7.875% due 08/12/2024		248,000	56
Republic of Colombia
1.000% due 03/11/2027 (a)		2,089,000	398
1.000% due 07/09/2036 (a)		510,000	78

			29,221

Total Colombia (Cost $44,674)			33,559

DENMARK 1.5%
CORPORATE BONDS & NOTES 1.5%
Jyske Realkredit AS 1.500% due 10/01/2053	DKK	5,708	641
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		1,226	136
1.500% due 10/01/2053		2,788	312
Nykredit Realkredit AS
1.000% due 10/01/2050		11,602	1,285
1.000% due 10/01/2053		389	40
1.500% due 10/01/2053		38,437	4,395
Realkredit Danmark AS
1.000% due 10/01/2050		5,233	579
1.500% due 10/01/2053		7,560	870

Total Denmark (Cost $10,985)			8,258

INDIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Periama Holdings LLC 5.950% due 04/19/2026		$1,200	1,078
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		1,700	1,682

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

Total India (Cost $2,989)			2,760

IRELAND 0.4%
ASSET-BACKED SECURITIES 0.3%
Oak Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	1,450	1,479

CORPORATE BONDS & NOTES 0.1%
Alfa Bank AO Via Alfa Bond Issuance PLC 9.350% due 08/06/2022 ^(c)	RUB	653,000	357

Total Ireland (Cost $10,763)			1,836

ISRAEL 3.9%
CORPORATE BONDS & NOTES 0.2%
Leviathan Bond Ltd. 6.125% due 06/30/2025		$1,400	1,322

SOVEREIGN ISSUES 3.7%
Israel Government International Bond
0.750% due 07/31/2022	ILS	25,200	7,214
1.250% due 11/30/2022		47,300	13,550

			20,764

Total Israel (Cost $23,882)			22,086

IVORY COAST 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Republic of Cote d'lvoire 5.000% (EUR003M + 5.000%) due 03/19/2027 «~	EUR	1,900	1,915

Total Ivory Coast (Cost $2,246)			1,915

JERSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Corsair International Ltd.
4.850% due 01/28/2027 •	EUR	1,900	1,880
5.200% due 01/28/2029 •		700	685

Total Jersey, Channel Islands (Cost $2,906)			2,565

KAZAKHSTAN 1.0%
CORPORATE BONDS & NOTES 1.0%
Development Bank of Kazakhstan JSC 8.950% due 05/04/2023	KZT	3,125,750	5,829

Total Kazakhstan (Cost $9,540)			5,829

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		$341	341
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 «(b)		633	468
Sberbank of Russia Via SB Capital SA 5.250% due 05/23/2023 ^(c)(i)		1,400	98

Total Luxembourg (Cost $2,237)			907

MAURITIUS 0.5%
CORPORATE BONDS & NOTES 0.5%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$2,850	2,547

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

Total Mauritius (Cost $2,870)			2,547

MEXICO 0.1%
CORPORATE BONDS & NOTES 0.0%
Corp. GEO SAB de CV 8.875% due 09/25/2049 «		$1,700	0

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	4,500	209
8.500% due 05/31/2029		3,900	189

			398

Total Mexico (Cost $1,881)			398

MONGOLIA 0.2%
SOVEREIGN ISSUES 0.2%
Mongolia Government International Bond 5.625% due 05/01/2023		$833	822

Total Mongolia (Cost $838)			822

MOROCCO 0.1%
SOVEREIGN ISSUES 0.1%
Morocco Government International Bond 4.250% due 12/11/2022		$600	600

Total Morocco (Cost $600)			600

NETHERLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Prosus NV 3.680% due 01/21/2030		$1,600	1,276
Republic of Angola Via Avenir BV
6.609% (US0006M + 4.500%) due 12/07/2023 ~		540	533
10.447% (US0006M + 7.500%) due 07/01/2023 ~		1,238	1,242

			3,051

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Sigma Bidco BV 6.320% (WIBOR03M + 3.500%) due 07/02/2025 ~	PLN	1,600	259

Total Netherlands (Cost $3,763)			3,310

NIGERIA 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Bank of Industry Ltd. 7.745% (LIBOR03M + 6.000%) due 12/14/2023 ~		$1,210	1,215

Total Nigeria (Cost $1,199)			1,215

PERU 1.9%
CORPORATE BONDS & NOTES 0.6%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	14,180	3,431

SOVEREIGN ISSUES 1.3%
Fondo MIVIVIENDA SA 7.000% due 02/14/2024		28,000	7,260

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

Peru Government International Bond 5.940% due 02/12/2029		800	191

			7,451

Total Peru (Cost $12,012)			10,882

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond 2.750% due 10/25/2029	PLN	3,900	668
Republic of Poland Government International Bond 0.250% due 10/25/2026		6,300	1,052

Total Poland (Cost $1,967)			1,720

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond
1.125% due 11/20/2027	EUR	300	86
5.100% due 03/28/2035 ^(c)		$200	53
7.650% due 04/10/2030 ^(c)	RUB	60,400	99

Total Russia (Cost $1,320)			238

SOUTH AFRICA 5.7%
CORPORATE BONDS & NOTES 1.3%
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	56,800	3,427
Eskom Holdings SOC Ltd.
6.750% due 08/06/2023		$1,200	1,107
7.850% due 04/02/2026	ZAR	37,000	2,147
Transnet SOC Ltd. 4.000% due 07/26/2022		$700	671

			7,352

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Sasol Ltd. 0.560% - 3.663% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		2,261	2,240

SOVEREIGN ISSUES 4.0%
South Africa Government International Bond
6.500% due 02/28/2041	ZAR	20,200	762
10.500% due 12/21/2026		336,800	21,923

			22,685

Total South Africa (Cost $35,792)			32,277

SPAIN 0.0%
CORPORATE BONDS & NOTES 0.0%
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(h)(i)	EUR	200	202

Total Spain (Cost $233)			202

TURKEY 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
SOCAR Turkey Enerji AS 3.450% (EUR003M + 3.450%) due 08/11/2026 ~	EUR	2,500	2,476

Total Turkey (Cost $2,934)			2,476

UGANDA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Uganda Government International Bond 16.250% due 11/08/2035	UGX	2,765,600	726

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

Total Uganda (Cost $840)			726

UNITED KINGDOM 0.4%
CORPORATE BONDS & NOTES 0.2%
Jaguar Land Rover Automotive PLC 5.875% due 11/15/2024	EUR	1,100	1,063

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Harbour PLC 1.405% due 01/28/2054 •	GBP	500	593
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (f)		0	373

			966

Total United Kingdom (Cost $3,429)			2,029

UNITED STATES 5.4%
ASSET-BACKED SECURITIES 3.2%
Bear Stearns Asset-Backed Securities Trust 2.718% due 07/25/2036 ~		$20	20
Citigroup Mortgage Loan Trust 1.684% due 07/25/2045 •		80	60
Countrywide Asset-Backed Certificates Trust
1.814% due 11/25/2037 •		1,324	1,227
1.924% due 03/25/2047 ^•		145	142
Credit-Based Asset Servicing & Securitization LLC 1.744% (US0001M + 0.120%) due 07/25/2037 ~		25	18
Fremont Home Loan Trust 1.774% due 10/25/2036 •		3,019	1,433
GE-WMC Mortgage Securities Trust 1.704% due 08/25/2036 •		24	11
GSAMP Trust 1.694% (US0001M + 0.070%) due 12/25/2036 ~		87	46
HSI Asset Loan Obligation Trust 1.744% due 12/25/2036 •		34	12
Humboldt Americas LLC 0.000% due 07/31/2022 «•	COP	34,000,000	7,322
JP Morgan Mortgage Acquisition Corp. 2.134% due 02/25/2036 ^•		$438	430
MASTR Asset-Backed Securities Trust 1.674% due 01/25/2037 •		177	60
Morgan Stanley ABS Capital, Inc. Trust 2.389% due 01/25/2035 •		185	174
Morgan Stanley Mortgage Loan Trust 6.488% due 11/25/2036 ^þ		1,094	322
OneMain Financial Issuance Trust 4.130% due 05/14/2035		1,800	1,775
RAAC Trust 2.324% due 02/25/2046 •		3,321	3,257
Residential Asset Securities Corp. Trust 2.584% due 08/25/2035 •		318	312
Securitized Asset-Backed Receivables LLC Trust 1.744% (US0001M + 0.120%) due 12/25/2036 ^~		252	72
WaMu Asset-Backed Certificates WaMu Trust 1.864% due 05/25/2037 •		1,510	1,317

			18,010

		SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(d)(j)		710,158	77

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.4%
Aviation Capital Group LLC 3.875% due 05/01/2023		$200	198
DAE Funding LLC 1.625% due 02/15/2024		1,200	1,137
Ford Motor Credit Co. LLC 2.366% (US0003M + 1.080%) due 08/03/2022 ~		400	399
General Motors Financial Co., Inc. 3.275% (US0003M + 0.990%) due 01/05/2023 ~		100	100

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

Nissan Motor Acceptance Co. LLC 2.650% due 07/13/2022	100	100
Rio Oil Finance Trust 9.250% due 07/06/2024	436	453

		2,387

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Banc of America Mortgage Trust 3.538% due 07/25/2034 ~	44	42
CitiMortgage Alternative Loan Trust 2.274% (US0001M + 0.650%) due 10/25/2036 ~	850	708
Countrywide Alternative Loan Trust
1.904% due 04/25/2047 •	1,045	916
1.974% (US0001M + 0.350%) due 05/25/2036 ^~	1,279	557
2.184% due 12/25/2035 •	39	36
2.351% due 10/25/2035 ^~	7	6
Countrywide Home Loan Mortgage Pass-Through Trust
2.164% due 04/25/2046 •	372	119
3.182% due 02/20/2036 ^~	29	24
Credit Suisse Mortgage Capital Trust 2.938% due 12/26/2059 ~	763	753
GSMPS Mortgage Loan Trust 1.974% due 01/25/2036 •	175	146
HarborView Mortgage Loan Trust 2.476% (12MTA + 2.000%) due 10/19/2035 ~	257	159
IndyMac INDX Mortgage Loan Trust 2.264% (US0001M + 0.640%) due 07/25/2045 ~	194	160
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	2,620	2,618
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~	274	268
Mortgage Equity Conversion Asset Trust 3.280% (H15T1Y + 0.500%) due 05/25/2042 ~	942	921
New York Mortgage Trust 2.164% due 04/25/2035 •	1,761	1,715
Structured Asset Mortgage Investments Trust 2.012% due 04/19/2035 •	512	469
Structured Asset Securities Corp. Mortgage Loan Trust 6.000% due 10/25/2036	131	130
WaMu Mortgage Pass-Through Certificates Trust
1.994% due 05/25/2034 •	190	189
3.108% due 03/25/2037 ~	61	57

		9,993

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
1.522% due 11/01/2035 •	12	12
1.523% due 06/01/2043 •	53	54
1.524% due 07/01/2044 •	14	14
1.913% due 09/01/2035 •	44	44
2.162% due 11/01/2035 •	13	14
Freddie Mac
1.904% due 09/25/2031 •	49	49
1.981% due 08/01/2035 •	1	1

		188

	SHARES
WARRANTS 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(j)	1	0

Total United States (Cost $35,394)		30,655

	PRINCIPAL AMOUNT (000s)
UZBEKISTAN 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Uzbekistan International Bond 4.750% due 02/20/2024	$1,500	1,435

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

Total Uzbekistan (Cost $1,487)			1,435

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
12.000% due 03/22/2028	ZMW	7,800	296

Total Zambia (Cost $163)			296

SHORT-TERM INSTRUMENTS 64.0%
COMMERCIAL PAPER 0.5%
Constellation Brands, Inc. 1.750% due 07/07/2022		$1,600	1,599
International Flavors & Fragrances, Inc. 3.000% due 07/15/2022		900	899
Verizon Communications, Inc. 1.250% due 07/12/2022		250	250

			2,748

REPURCHASE AGREEMENTS (k) 15.9%			89,266

SHORT-TERM NOTES 13.1%
Monetary Authority of Singapore Bill 0.000% due 07/08/2022 - 07/22/2022 (f)	SGD	101,950	73,345

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (f)(g)	ARS	41,300	138

ISRAEL TREASURY BILLS 7.4%
0.333% due 10/07/2022 - 05/03/2023 (e)(f)	ILS	145,900	41,540

JAPAN TREASURY BILLS 18.3%
(0.116)% due 07/11/2022 - 09/20/2022 (e)(f)	JPY	13,910,000	102,533

MALAYSIA TREASURY BILLS 3.9%
2.291% due 11/17/2022 (e)(f)	MYR	97,100	21,808

U.S. TREASURY BILLS 4.9%
1.381% due 07/07/2022 - 09/29/2022 (e)(f)(n)		$27,473	27,401

Total Short-Term Instruments (Cost $369,075)			358,779

Total Investments in Securities (Cost $627,584)			562,930

		SHARES
INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short Asset Portfolio		2,185,919	21,374
PIMCO Short-Term Floating NAV Portfolio III		19,122	185

Total Short-Term Instruments (Cost $22,075)			21,559

Total Investments in Affiliates (Cost $22,075)			21,559

Total Investments 104.0% (Cost $649,659)			$584,489
Financial Derivative Instruments (l)(m) 0.9%(Cost or Premiums, net $404)			5,271
Other Assets and Liabilities, net (4.9)%			(27,961)

Net Assets 100.0%			$561,799

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$77	$77	0.01%
Constellation Oil Class 'D' - Exp. 06/10/2071	06/10/2022 - 06/10/2071	0	0	0.00

$77	$77	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$866	U.S. Treasury Notes 3.000% due 06/30/2024	$(883)	$866	$866
1.450	06/30/2022	07/01/2022	88,400	U.S. Treasury Notes 3.250% due 06/30/2029	(90,168)	88,400	88,404

Total Repurchase Agreements	$(91,051)	$89,266	$89,270

(1)	Includes accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	2.327%	$100	$(2)	$(3)	$(5)	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.844	100	1	(1)	0	0	0

$(1)	$(4)	$(5)	$0	$0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Asia Ex-Japan 37 5-Year Index	1.000%	Quarterly		06/20/2027		$400	$(2)	$(5)	$(7)	$0	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Year BRL-CDI	5.150%	Maturity	01/02/2023	BRL	235,300	$(1,636)	$3,342	$1,706	$0	$(9)
Pay	1-Year BRL-CDI	5.250	Maturity	01/02/2023		109,900	(2)	(761)	(763)	4	0
Pay	1-Year BRL-CDI	5.440	Maturity	01/02/2023		65,200	(115)	(226)	(341)	2	0
Pay	1-Year BRL-CDI	5.863	Maturity	01/02/2023		156,000	22	(1,557)	(1,535)	6	0
Pay	1-Year BRL-CDI	6.675	Maturity	01/02/2023		36,400	300	(236)	64	1	0
Receive	1-Year BRL-CDI	7.195	Maturity	01/02/2023		62,300	0	494	494	0	(2)
Receive	1-Year BRL-CDI	7.260	Maturity	01/02/2023		79,500	0	614	614	0	(3)
Receive	1-Year BRL-CDI	4.720	Maturity	01/02/2024		8,500	77	120	197	0	(2)
Pay	1-Year BRL-CDI	7.310	Maturity	01/02/2024		20,500	0	(322)	(322)	6	0
Pay	1-Year BRL-CDI	7.775	Maturity	01/02/2024		27,100	0	(381)	(381)	7	0
Pay	1-Year BRL-CDI	9.880	Maturity	01/02/2024		13,700	12	(116)	(104)	4	0
Pay	1-Year BRL-CDI	10.665	Maturity	01/02/2024		1,400	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		5,600	0	(34)	(34)	2	0
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		900	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		1,700	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		5,300	0	(27)	(27)	1	0
Pay	1-Year BRL-CDI	11.148	Maturity	01/02/2024		1,300	0	(6)	(6)	0	0
Receive	1-Year BRL-CDI	11.505	Maturity	01/02/2024		9,700	0	39	39	0	(3)
Receive	1-Year BRL-CDI	11.530	Maturity	01/02/2024		31,900	0	127	127	0	(9)
Receive	1-Year BRL-CDI	11.535	Maturity	01/02/2024		10,600	0	42	42	0	(3)
Receive	1-Year BRL-CDI	11.540	Maturity	01/02/2024		9,600	0	38	38	0	(3)
Receive	1-Year BRL-CDI	11.543	Maturity	01/02/2024		9,700	0	38	38	0	(3)
Pay	1-Year BRL-CDI	12.290	Maturity	01/02/2024		8,200	0	(6)	(6)	2	0
Pay	1-Year BRL-CDI	11.315	Maturity	01/02/2025		12,000	0	(55)	(55)	6	0
Pay	1-Year BRL-CDI	12.425	Maturity	01/02/2025		32,200	0	(27)	(27)	15	0
Pay	1-Year BRL-CDI	12.740	Maturity	01/02/2025		14,200	0	5	5	5	0
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027		75,900	(281)	(2,144)	(2,425)	56	0
Receive	1-Year BRL-CDI	6.250	Maturity	01/04/2027		24,100	0	740	740	0	(18)
Receive	1-Year BRL-CDI	6.450	Maturity	01/04/2027		46,100	0	1,339	1,339	0	(34)
Receive	1-Year BRL-CDI	6.520	Maturity	01/04/2027		28,200	(123)	895	772	0	(20)
Receive	1-Year BRL-CDI	6.535	Maturity	01/04/2027		36,300	0	1,026	1,026	0	(26)
Receive	1-Year BRL-CDI	6.950	Maturity	01/04/2027		30,700	(275)	978	703	0	(21)
Pay	1-Year BRL-CDI	7.300	Maturity	01/04/2027		58,900	0	(1,472)	(1,472)	42	0
Receive	1-Year BRL-CDI	8.325	Maturity	01/04/2027		8,500	0	188	188	0	(6)
Pay	1-Year BRL-CDI	8.355	Maturity	01/04/2027		8,200	0	(181)	(181)	6	0
Pay	1-Year BRL-CDI	8.450	Maturity	01/04/2027		19,200	5	(415)	(410)	13	0
Receive	1-Year BRL-CDI	8.640	Maturity	01/04/2027		15,900	(214)	325	111	0	(10)
Pay	1-Year BRL-CDI	8.910	Maturity	01/04/2027		8,600	114	(151)	(37)	5	0
Receive	1-Year BRL-CDI	9.600	Maturity	01/04/2027		2,700	0	(13)	(13)	0	(1)
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		300	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		2,300	0	(28)	(28)	1	0
Pay	1-Year BRL-CDI	10.995	Maturity	01/04/2027		5,200	0	(40)	(40)	3	0
Pay	1-Year BRL-CDI	11.020	Maturity	01/04/2027		4,100	0	(31)	(31)	2	0
Pay	1-Year BRL-CDI	11.045	Maturity	01/04/2027		5,000	0	(37)	(37)	3	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		7,800	0	(58)	(58)	5	0
Pay	1-Year BRL-CDI	11.050	Maturity	01/04/2027		5,500	0	(41)	(41)	3	0
Pay	1-Year BRL-CDI	11.055	Maturity	01/04/2027		5,100	0	(37)	(37)	3	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/04/2027		5,200	0	(38)	(38)	3	0
Pay	1-Year BRL-CDI	11.130	Maturity	01/04/2027		4,700	0	(33)	(33)	3	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/04/2027		5,700	0	(40)	(40)	3	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2027		700	34	(21)	13	0	0
Pay	3-Month COP-IBR Compounded-OIS	2.148	Quarterly	09/25/2022	COP	208,891,600	(821)	124	(697)	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	4.290	Quarterly	10/10/2022		16,725,500	0	52	52	0	0
Receive	3-Month COP-IBR Compounded-OIS	2.000	Quarterly	02/02/2023		161,894,300	12	1,805	1,817	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.490	Maturity	02/15/2023		8,213,000	0	(15)	(15)	0	(19)
Pay	3-Month COP-IBR Compounded-OIS	2.450	Quarterly	02/25/2023		63,400,000	0	(706)	(706)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	3.145	Quarterly	05/11/2023		40,953,210	0	547	547	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.560	Quarterly	02/14/2024		10,775,000	0	74	74	0	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	2.630	Quarterly	07/24/2024		33,752,000	0	1,107	1,107	0	0
Receive	3-Month COP-IBR Compounded-OIS	2.650	Quarterly	07/24/2024		43,761,000	0	1,431	1,431	0	0
Pay	3-Month COP-IBR Compounded-OIS	2.740	Quarterly	07/24/2024		79,227,300	0	(2,555)	(2,555)	0	0
Receive	3-Month COP-IBR Compounded-OIS	3.900	Quarterly	07/24/2024		53,858,600	237	1,190	1,427	0	0
Pay	3-Month COP-IBR Compounded-OIS	4.495	Quarterly	10/10/2024		10,487,900	0	(268)	(268)	0	0
Receive	3-Month COP-IBR Compounded-OIS	6.885	Quarterly	01/31/2025		4,577,000	0	64	64	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.500	Quarterly	02/15/2025		2,957,000	0	32	32	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.855	Quarterly	02/22/2025		3,899,700	0	34	34	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	04/08/2025		8,036,300	0	57	57	0	0
Receive(5)	3-Month COP-IBR Compounded-OIS	9.470	Quarterly	07/01/2025		6,788,000	0	(1)	(1)	0	0
Receive	3-Month COP-IBR Compounded-OIS	2.995	Quarterly	11/24/2025		25,719,000	0	1,164	1,164	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	9.270	Quarterly	11/26/2025		5,342,000	0	4	4	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.080	Quarterly	01/13/2026		34,964,000	0	(1,629)	(1,629)	3	0
Receive	3-Month COP-IBR Compounded-OIS	3.125	Quarterly	01/15/2026		8,185,000	0	379	379	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	4.655	Quarterly	05/11/2026		18,314,458	0	(669)	(669)	2	0
Receive	3-Month COP-IBR Compounded-OIS	6.710	Quarterly	01/11/2027		21,419,000	0	461	461	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	7.130	Quarterly	01/31/2027		1,649,000	0	30	30	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.140	Quarterly	02/01/2027		2,948,400	0	53	53	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.080	Quarterly	02/02/2027		1,563,700	0	29	29	0	0
Pay	3-Month COP-IBR Compounded-OIS	7.585	Quarterly	02/14/2027		4,772,000	0	(67)	(67)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.200	Quarterly	03/11/2027		6,915,000	0	(60)	(60)	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.240	Quarterly	03/15/2027		2,148,800	0	(18)	(18)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.560	Quarterly	03/30/2027		1,406,700	0	(8)	(8)	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.686	Quarterly	03/30/2027		8,373,200	0	(38)	(38)	20	0
Pay	3-Month COP-IBR Compounded-OIS	8.320	Quarterly	03/31/2027		3,632,000	0	(29)	(29)	8	0
Receive	3-Month COP-IBR Compounded-OIS	7.890	Quarterly	04/08/2027		3,159,600	0	34	34	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.913	Quarterly	04/08/2027		4,863,100	0	51	51	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.940	Quarterly	04/08/2027		2,447,900	0	25	25	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	5.175	Quarterly	05/28/2027		33,105,900	64	1,185	1,249	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	8.360	Quarterly	06/02/2027		11,303,000	0	(80)	(80)	4	0
Receive	3-Month COP-IBR Compounded-OIS	9.430	Quarterly	06/16/2027		2,488,400	0	(7)	(7)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	3.680	Quarterly	11/03/2027		9,474,700	220	307	527	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	4.410	Quarterly	11/03/2027		57,178,000	(33)	2,778	2,745	0	(20)
Receive	3-Month COP-IBR Compounded-OIS	7.880	Quarterly	04/08/2029		4,000,600	0	51	51	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.890	Quarterly	05/12/2029		5,451,000	0	(4)	(4)	3	0
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031		1,806,700	0	128	128	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	6.620	Quarterly	11/08/2031		2,786,200	0	(99)	(99)	2	0
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	28,687,700	21	(1,661)	(1,640)	49	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		14,649,900	59	1,441	1,500	0	(62)
Receive	3-Month PLN-WIBOR	5.470	Annual	04/08/2027	PLN	10,900	0	130	130	0	(32)
Receive	3-Month PLN-WIBOR	5.550	Annual	04/08/2027		6,900	0	77	77	0	(21)
Receive	3-Month PLN-WIBOR	5.575	Annual	04/08/2027		6,900	0	76	76	0	(21)
Pay	3-Month PLN-WIBOR	5.980	Annual	04/13/2027		7,700	0	(59)	(59)	23	0
Pay	3-Month PLN-WIBOR	5.985	Annual	04/13/2027		7,800	0	(60)	(60)	24	0
Pay	3-Month PLN-WIBOR	6.010	Annual	04/13/2027		7,800	0	(58)	(58)	24	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	3-Month PLN-WIBOR	6.755	Annual	05/10/2027		14,900	0	(17)	(17)	49	0
Pay	3-Month PLN-WIBOR	6.940	Annual	06/09/2027		14,200	0	7	7	50	0
Pay	3-Month PLN-WIBOR	7.725	Annual	06/23/2027		10,400	0	79	79	38	0
Receive	3-Month PLN-WIBOR	6.725	Annual	06/27/2027		17,600	0	28	28	0	(63)
Pay	3-Month PLN-WIBOR	6.843	Annual	06/28/2027		7,300	0	(4)	(4)	26	0
Receive	3-Month PLN-WIBOR	7.310	Annual	06/30/2027		5,600	0	(21)	(21)	0	(21)
Pay	3-Month PLN-WIBOR	7.310	Annual	06/30/2027		7,500	33	(5)	28	0	(5)
Receive	3-Month ZAR-JIBAR	6.670	Quarterly	12/13/2022	ZAR	112,300	0	(41)	(41)	0	(1)
Receive	3-Month ZAR-JIBAR	6.665	Quarterly	01/09/2023		390,300	0	(243)	(243)	0	(5)
Pay	3-Month ZAR-JIBAR	6.410	Quarterly	02/11/2023		517,100	0	203	203	10	0
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026		154,200	0	261	261	0	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		41,800	7	(201)	(194)	0	(1)
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		16,400	0	(79)	(79)	0	0
Receive	3-Month ZAR-JIBAR	6.067	Quarterly	12/21/2026		137,400	120	510	630	9	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		33,300	0	64	64	3	0
Receive	3-Month ZAR-JIBAR	7.210	Quarterly	04/22/2027		25,600	0	49	49	2	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		22,100	0	(45)	(45)	0	(4)
Receive	6-Month CLP-CHILIBOR	0.700	Semi-Annual	11/24/2022	CLP	1,063,400	0	50	50	0	(1)
Receive	6-Month CLP-CHILIBOR	9.540	Maturity	05/13/2023		2,203,000	0	4	4	0	0
Receive	6-Month CLP-CHILIBOR	2.020	Semi-Annual	08/30/2023		925,200	0	96	96	0	(3)
Receive	6-Month CLP-CHILIBOR	5.110	Semi-Annual	12/14/2023		2,459,900	0	144	144	0	(1)
Receive	6-Month CLP-CHILIBOR	5.170	Semi-Annual	12/14/2023		1,024,900	0	59	59	0	0
Pay	6-Month CLP-CHILIBOR	5.785	Semi-Annual	01/06/2024		6,672,800	0	(349)	(349)	2	0
Pay(5)	6-Month CLP-CHILIBOR	8.280	Semi-Annual	07/05/2024		198,000	0	(1)	(1)	0	0
Receive	6-Month CLP-CHILIBOR	2.585	Semi-Annual	12/04/2024		4,445,000	0	595	595	0	(4)
Receive	6-Month CLP-CHILIBOR	2.590	Semi-Annual	12/04/2024		4,510,000	0	603	603	0	(4)
Receive	6-Month CLP-CHILIBOR	2.635	Semi-Annual	12/04/2024		3,563,000	0	472	472	0	(3)
Receive	6-Month CLP-CHILIBOR	2.650	Semi-Annual	12/04/2024		3,650,000	0	482	482	0	(3)
Pay	6-Month CLP-CHILIBOR	2.780	Semi-Annual	12/09/2024		3,688,000	0	(475)	(475)	3	0
Pay	6-Month CLP-CHILIBOR	2.510	Semi-Annual	01/14/2025		10,456,600	0	(1,629)	(1,629)	13	0
Pay	6-Month CLP-CHILIBOR	5.720	Semi-Annual	01/28/2025		737,000	(38)	(6)	(44)	2	0
Pay	6-Month CLP-CHILIBOR	2.393	Semi-Annual	02/05/2025		6,415,000	0	(1,016)	(1,016)	13	0
Receive	6-Month CLP-CHILIBOR	5.770	Semi-Annual	02/08/2025		4,047,000	0	232	232	0	(10)
Receive	6-Month CLP-CHILIBOR	6.335	Semi-Annual	02/10/2025		1,010,000	0	41	41	0	(3)
Receive	6-Month CLP-CHILIBOR	6.350	Semi-Annual	02/10/2025		1,510,000	0	60	60	0	(4)
Receive	6-Month CLP-CHILIBOR	6.315	Semi-Annual	02/11/2025		1,897,000	0	77	77	0	(5)
Receive	6-Month CLP-CHILIBOR	6.350	Semi-Annual	02/11/2025		3,680,000	0	146	146	0	(10)
Pay	6-Month CLP-CHILIBOR	2.420	Semi-Annual	02/24/2025		278,000	0	(43)	(43)	1	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	03/01/2025		3,935,000	0	349	349	0	(12)
Receive	6-Month CLP-CHILIBOR	5.130	Semi-Annual	03/01/2025		1,590,000	0	119	119	0	(6)
Pay	6-Month CLP-CHILIBOR	5.940	Semi-Annual	03/01/2025		850,000	0	(44)	(44)	3	0
Receive	6-Month CLP-CHILIBOR	1.935	Semi-Annual	03/10/2025		8,297,500	0	1,417	1,417	0	(26)
Receive	6-Month CLP-CHILIBOR	1.940	Semi-Annual	03/10/2025		4,148,700	0	706	706	0	(14)
Pay	6-Month CLP-CHILIBOR	7.280	Semi-Annual	03/21/2025		4,818,000	0	(58)	(58)	14	0
Pay	6-Month CLP-CHILIBOR	7.325	Semi-Annual	03/23/2025		1,147,000	0	(12)	(12)	3	0
Receive	6-Month CLP-CHILIBOR	6.625	Semi-Annual	04/04/2025		1,552,000	0	48	48	0	(4)
Receive	6-Month CLP-CHILIBOR	6.628	Semi-Annual	04/04/2025		2,276,000	0	72	72	0	(6)
Receive	6-Month CLP-CHILIBOR	6.670	Semi-Annual	04/05/2025		1,500,000	0	45	45	0	(4)
Pay	6-Month CLP-CHILIBOR	7.690	Semi-Annual	05/10/2025		1,526,300	0	1	1	2	0
Pay	6-Month CLP-CHILIBOR	7.540	Semi-Annual	06/13/2025		569,400	0	(1)	(1)	0	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	6-Month CLP-CHILIBOR	7.550	Semi-Annual	06/13/2025	571,300	0	(1)	(1)	0	0
Pay(5)	6-Month CLP-CHILIBOR	7.214	Semi-Annual	09/21/2025	1,250,000	0	(1)	(1)	0	0
Receive	6-Month CLP-CHILIBOR	1.640	Semi-Annual	01/12/2026	5,466,000	0	1,182	1,182	0	(8)
Pay	6-Month CLP-CHILIBOR	1.582	Semi-Annual	02/02/2026	779,000	0	(169)	(169)	2	0
Pay	6-Month CLP-CHILIBOR	2.545	Semi-Annual	02/05/2026	2,566,000	0	(461)	(461)	7	0
Receive	6-Month CLP-CHILIBOR	2.640	Semi-Annual	03/01/2026	9,271,000	0	1,623	1,623	0	(33)
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	03/01/2026	1,220,000	0	90	90	0	(4)
Pay	6-Month CLP-CHILIBOR	6.850	Semi-Annual	03/01/2026	1,650,000	0	(21)	(21)	5	0
Pay	6-Month CLP-CHILIBOR	2.270	Semi-Annual	03/15/2026	3,900,300	0	(736)	(736)	15	0
Pay	6-Month CLP-CHILIBOR	2.020	Semi-Annual	04/30/2026	11,700,000	0	(2,308)	(2,308)	29	0
Pay	6-Month CLP-CHILIBOR	1.950	Semi-Annual	05/05/2026	11,151,100	0	(2,225)	(2,225)	27	0
Receive	6-Month CLP-CHILIBOR	3.000	Semi-Annual	06/14/2026	7,364,000	0	1,153	1,153	0	(8)
Receive	6-Month CLP-CHILIBOR	3.530	Semi-Annual	08/06/2026	265,300	0	40	40	0	(1)
Pay	6-Month CLP-CHILIBOR	4.870	Semi-Annual	11/15/2026	991,000	0	(89)	(89)	3	0
Receive	6-Month CLP-CHILIBOR	5.045	Semi-Annual	12/14/2026	346,700	0	28	28	0	(1)
Pay	6-Month CLP-CHILIBOR	5.910	Semi-Annual	01/21/2027	780,900	0	(36)	(36)	3	0
Pay	6-Month CLP-CHILIBOR	5.610	Semi-Annual	02/08/2027	1,282,000	0	(77)	(77)	6	0
Pay	6-Month CLP-CHILIBOR	6.030	Semi-Annual	02/10/2027	960,000	0	(38)	(38)	5	0
Pay	6-Month CLP-CHILIBOR	6.055	Semi-Annual	02/10/2027	652,000	0	(25)	(25)	3	0
Pay	6-Month CLP-CHILIBOR	5.975	Semi-Annual	02/11/2027	1,199,000	0	(51)	(51)	6	0
Pay	6-Month CLP-CHILIBOR	6.000	Semi-Annual	02/11/2027	2,339,000	0	(95)	(95)	13	0
Pay	6-Month CLP-CHILIBOR	6.130	Semi-Annual	02/16/2027	752,000	0	(26)	(26)	4	0
Pay	6-Month CLP-CHILIBOR	6.270	Semi-Annual	03/02/2027	136,600	0	(3)	(3)	1	0
Receive	6-Month CLP-CHILIBOR	6.120	Semi-Annual	03/08/2027	367,100	0	13	13	0	(2)
Receive	6-Month CLP-CHILIBOR	6.300	Semi-Annual	03/11/2027	979,500	0	26	26	0	(5)
Receive	6-Month CLP-CHILIBOR	6.350	Semi-Annual	03/15/2027	432,900	0	11	11	0	(2)
Receive	6-Month CLP-CHILIBOR	6.635	Semi-Annual	03/23/2027	364,000	0	4	4	0	(2)
Pay	6-Month CLP-CHILIBOR	6.350	Semi-Annual	04/04/2027	491,000	0	(12)	(12)	3	0
Pay	6-Month CLP-CHILIBOR	6.333	Semi-Annual	04/05/2027	465,000	0	(12)	(12)	2	0
Receive	6-Month CLP-CHILIBOR	7.040	Semi-Annual	05/10/2027	508,800	0	(4)	(4)	0	(2)
Pay	6-Month CLP-CHILIBOR	6.386	Semi-Annual	05/24/2027	2,059,900	0	(44)	(44)	9	0
Pay	6-Month CLP-CHILIBOR	6.360	Semi-Annual	05/25/2027	1,035,700	0	(24)	(24)	4	0
Pay	6-Month CLP-CHILIBOR	6.380	Semi-Annual	06/03/2027	2,227,000	(6)	(41)	(47)	9	0
Receive	6-Month CLP-CHILIBOR	7.160	Semi-Annual	06/16/2027	2,472,000	0	(38)	(38)	0	(9)
Pay	6-Month CLP-CHILIBOR	7.160	Semi-Annual	06/22/2027	738,900	0	12	12	3	0
Pay(5)	6-Month CLP-CHILIBOR	6.800	Semi-Annual	07/05/2027	174,000	0	0	0	0	0
Pay	6-Month CLP-CHILIBOR	6.195	Semi-Annual	04/04/2028	595,000	0	(17)	(17)	4	0
Receive	6-Month CLP-CHILIBOR	3.520	Semi-Annual	06/14/2028	821,500	0	140	140	0	(3)
Receive	6-Month CLP-CHILIBOR	3.920	Semi-Annual	08/06/2028	447,600	0	72	72	0	(3)
Receive	6-Month CLP-CHILIBOR	5.180	Semi-Annual	10/01/2028	690,000	0	60	60	0	(4)
Receive	6-Month CLP-CHILIBOR	5.370	Semi-Annual	10/01/2028	442,900	0	33	33	0	(3)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	10/01/2028	710,000	0	52	52	0	(4)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	6-Month CLP-CHILIBOR	5.420	Semi-Annual	10/01/2028		1,565,000	0	114	114	0	(9)
Receive	6-Month CLP-CHILIBOR	5.570	Semi-Annual	10/01/2028		505,000	0	32	32	0	(3)
Pay	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/01/2028		345,200	0	(13)	(13)	2	0
Pay	6-Month CLP-CHILIBOR	6.250	Semi-Annual	10/01/2028		64,700	0	(1)	(1)	0	0
Pay	6-Month CLP-CHILIBOR	6.010	Semi-Annual	02/16/2029		568,000	0	(21)	(21)	3	0
Pay	6-Month CLP-CHILIBOR	6.020	Semi-Annual	03/02/2029		62,300	0	(2)	(2)	0	0
Pay	6-Month CLP-CHILIBOR	6.420	Semi-Annual	03/24/2029		423,000	0	(5)	(5)	2	0
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029		323,000	0	(4)	(4)	1	0
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030		5,726,900	0	1,327	1,327	0	(21)
Pay	6-Month CLP-CHILIBOR	3.120	Semi-Annual	02/05/2030		834,000	0	(197)	(197)	5	0
Pay	6-Month CLP-CHILIBOR	2.370	Semi-Annual	06/18/2030		8,000,000	0	(2,257)	(2,257)	16	0
Receive	6-Month CLP-CHILIBOR	5.240	Semi-Annual	09/01/2030		1,127,000	0	103	103	0	(6)
Receive	6-Month CLP-CHILIBOR	5.470	Semi-Annual	09/01/2030		910,000	0	68	68	0	(5)
Pay	6-Month CLP-CHILIBOR	6.110	Semi-Annual	09/01/2030		1,183,100	0	(34)	(34)	5	0
Receive	6-Month CLP-CHILIBOR	2.480	Semi-Annual	11/24/2030		2,760,000	0	797	797	0	(9)
Pay	6-Month CLP-CHILIBOR	2.565	Semi-Annual	11/27/2030		690,000	0	(195)	(195)	2	0
Pay	6-Month CLP-CHILIBOR	2.585	Semi-Annual	11/27/2030		690,000	0	(194)	(194)	2	0
Pay	6-Month CLP-CHILIBOR	2.680	Semi-Annual	01/12/2031		6,275,000	2	(1,834)	(1,832)	17	0
Receive	6-Month CLP-CHILIBOR	3.245	Semi-Annual	03/15/2031		3,812,000	0	936	936	0	(18)
Receive	6-Month CLP-CHILIBOR	3.900	Semi-Annual	06/14/2031		3,776,000	0	723	723	0	(8)
Pay	6-Month CLP-CHILIBOR	5.100	Semi-Annual	11/15/2031		190,500	0	(20)	(20)	1	0
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	11/15/2031		190,500	0	(20)	(20)	1	0
Receive	6-Month CLP-CHILIBOR	5.890	Semi-Annual	03/17/2032		242,500	0	11	11	0	(1)
Receive	6-Month CLP-CHILIBOR	5.930	Semi-Annual	03/17/2032		242,500	0	10	10	0	(1)
Receive	6-Month CLP-CHILIBOR	6.255	Semi-Annual	04/08/2032		447,000	0	6	6	0	(2)
Receive	6-Month CLP-CHILIBOR	6.260	Semi-Annual	04/08/2032		420,000	0	6	6	0	(2)
Receive	6-Month CLP-CHILIBOR	6.299	Semi-Annual	04/08/2032		471,000	0	5	5	0	(2)
Pay	6-Month CLP-CHILIBOR	6.140	Semi-Annual	06/28/2032		25,400	0	(1)	(1)	0	0
Pay	6-Month CZK-PRIBOR	1.575	Annual	03/26/2026	CZK	15,700	(7)	(89)	(96)	7	0
Pay	6-Month CZK-PRIBOR	1.872	Annual	08/05/2026		23,700	(62)	(74)	(136)	12	0
Pay	6-Month CZK-PRIBOR	3.530	Annual	12/27/2026		20,800	(14)	(42)	(56)	12	0
Pay	6-Month CZK-PRIBOR	3.930	Annual	01/18/2027		158,700	0	(448)	(448)	93	0
Receive	6-Month CZK-PRIBOR	4.164	Annual	03/14/2027		127,800	0	296	296	0	(77)
Receive	6-Month CZK-PRIBOR	4.220	Annual	03/14/2027		127,800	0	283	283	0	(77)
Receive	6-Month CZK-PRIBOR	4.310	Annual	03/15/2027		23,500	0	48	48	0	(14)
Receive	6-Month CZK-PRIBOR	4.320	Annual	03/15/2027		8,800	0	18	18	0	(5)
Receive	6-Month CZK-PRIBOR	4.490	Annual	03/25/2027		26,050	0	44	44	0	(16)
Receive	6-Month CZK-PRIBOR	4.560	Annual	03/25/2027		26,050	0	41	41	0	(16)
Receive	6-Month CZK-PRIBOR	4.700	Annual	03/29/2027		24,200	0	32	32	0	(15)
Pay	6-Month CZK-PRIBOR	5.606	Annual	06/28/2027		27,900	0	5	5	19	0
Receive	6-Month CZK-PRIBOR	3.490	Annual	01/18/2032		84,700	1	418	419	0	(70)
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	7,200	677	710	1,387	0	(125)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026	PLN	27,100	0	824	824	0	(75)
Pay	6-Month PLN-WIBOR	4.135	Annual	02/08/2027		5,800	0	(133)	(133)	17	0
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		15,600	0	373	373	0	(45)
Receive	6-Month PLN-WIBOR	4.320	Annual	03/09/2027		2,750	0	60	60	0	(8)
Receive	6-Month PLN-WIBOR	4.350	Annual	03/09/2027		2,750	0	59	59	0	(8)
Receive	6-Month PLN-WIBOR	4.885	Annual	03/22/2027		5,900	0	101	101	0	(17)
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		5,200	0	75	75	0	(15)
Receive	6-Month PLN-WIBOR	5.285	Annual	03/25/2027		6,000	0	80	80	0	(18)
Receive	6-Month PLN-WIBOR	5.290	Annual	03/25/2027		5,900	0	79	79	0	(17)
Receive	6-Month PLN-WIBOR	5.340	Annual	03/28/2027		2,900	0	37	37	0	(9)
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030		5,400	0	412	412	0	(21)
Pay	28-Day MXN-TIIE	4.530	Lunar	11/15/2022	MXN	255,500	24	(225)	(201)	0	(2)
Receive	28-Day MXN-TIIE	4.145	Lunar	02/13/2023		991,000	0	1,634	1,634	4	0
Pay	28-Day MXN-TIIE	4.290	Lunar	02/16/2023		333,800	0	(537)	(537)	0	(1)
Pay	28-Day MXN-TIIE	4.300	Lunar	02/16/2023		1,054,100	(591)	(1,101)	(1,692)	0	(4)
Pay	28-Day MXN-TIIE	4.680	Lunar	03/16/2023		381,000	2	(642)	(640)	0	0
Receive	28-Day MXN-TIIE	6.360	Lunar	03/22/2023		96,400	(111)	214	103	0	0
Receive	28-Day MXN-TIIE	5.282	Lunar	03/29/2023		288,100	0	430	430	0	(1)
Receive	28-Day MXN-TIIE	4.920	Lunar	04/10/2023		35,600	0	63	63	0	0
Receive	28-Day MXN-TIIE	4.965	Lunar	04/27/2023		515,000	0	927	927	0	(5)
Pay	28-Day MXN-TIIE	5.420	Lunar	05/18/2023		525,000	0	(926)	(926)	7	0
Receive	28-Day MXN-TIIE	5.285	Lunar	06/05/2023		520,000	0	1,023	1,023	0	(9)
Pay(5)	28-Day MXN-TIIE	9.580	Lunar	06/30/2023		123,000	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.270	Lunar	11/23/2023		562,600	0	(858)	(858)	32	0
Pay	28-Day MXN-TIIE	7.110	Lunar	11/28/2023		160,100	0	(263)	(263)	9	0
Receive	28-Day MXN-TIIE	7.790	Lunar	02/09/2024		286,500	0	375	375	0	(20)
Pay	28-Day MXN-TIIE	4.340	Lunar	02/12/2024		671,000	0	(2,704)	(2,704)	42	0
Receive	28-Day MXN-TIIE	4.540	Lunar	02/21/2024		67,900	0	264	264	0	(4)
Receive	28-Day MXN-TIIE	5.520	Lunar	03/21/2024		424,000	0	1,371	1,371	0	(30)
Pay	28-Day MXN-TIIE	5.650	Lunar	03/22/2024		214,000	0	(669)	(669)	15	0
Pay	28-Day MXN-TIIE	5.605	Lunar	03/26/2024		3,600	0	(11)	(11)	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		123,400	45	27	72	0	(10)
Pay	28-Day MXN-TIIE	6.580	Lunar	01/01/2025		138,300	(1)	(431)	(432)	15	0
Receive	28-Day MXN-TIIE	4.840	Lunar	02/19/2025		57,200	0	304	304	0	(6)
Receive	28-Day MXN-TIIE	4.850	Lunar	02/19/2025		77,700	0	413	413	0	(8)
Receive	28-Day MXN-TIIE	5.893	Lunar	06/05/2025		372,000	0	1,634	1,634	0	(47)
Receive	28-Day MXN-TIIE	5.120	Lunar	09/29/2025		1,019,100	3,281	2,623	5,904	0	(143)
Pay	28-Day MXN-TIIE	4.880	Lunar	11/07/2025		389,400	0	(2,427)	(2,427)	57	0
Pay	28-Day MXN-TIIE	4.720	Lunar	02/06/2026		7,300	0	(50)	(50)	1	0
Receive	28-Day MXN-TIIE	4.943	Lunar	02/12/2026		69,100	0	451	451	0	(11)
Receive	28-Day MXN-TIIE	4.950	Lunar	02/12/2026		108,100	0	704	704	0	(18)
Pay	28-Day MXN-TIIE	5.800	Lunar	04/06/2026		28,700	0	(153)	(153)	5	0
Pay	28-Day MXN-TIIE	5.930	Lunar	04/23/2026		225,000	0	(1,149)	(1,149)	40	0
Receive	28-Day MXN-TIIE	6.280	Lunar	05/14/2026		230,000	0	1,057	1,057	0	(42)
Pay	28-Day MXN-TIIE	6.290	Lunar	05/14/2026		460,000	20	(2,127)	(2,107)	84	0
Pay	28-Day MXN-TIIE	6.270	Lunar	05/22/2026		227,000	0	(1,047)	(1,047)	42	0
Pay	28-Day MXN-TIIE	6.135	Lunar	06/01/2026		225,000	0	(1,102)	(1,102)	41	0
Pay	28-Day MXN-TIIE	9.070	Lunar	06/04/2026		9,000	0	0	0	2	0
Receive	28-Day MXN-TIIE	6.670	Lunar	06/19/2026		21,100	0	84	84	0	(4)
Receive	28-Day MXN-TIIE	6.720	Lunar	06/19/2026		20,600	0	81	81	0	(4)
Receive	28-Day MXN-TIIE	6.845	Lunar	07/02/2026		14,600	0	55	55	0	(3)
Receive	28-Day MXN-TIIE	6.398	Lunar	07/16/2026		31,600	0	143	143	0	(6)
Receive	28-Day MXN-TIIE	6.415	Lunar	07/16/2026		12,800	0	57	57	0	(2)
Receive	28-Day MXN-TIIE	6.495	Lunar	07/17/2026		10,900	0	47	47	0	(2)
Receive	28-Day MXN-TIIE	6.505	Lunar	07/17/2026		8,000	0	35	35	0	(2)
Pay	28-Day MXN-TIIE	6.380	Lunar	08/19/2026		82,900	(2)	(381)	(383)	16	0
Pay	28-Day MXN-TIIE	7.165	Lunar	10/02/2026		9,700	0	(32)	(32)	2	0
Pay	28-Day MXN-TIIE	7.180	Lunar	10/02/2026		23,700	0	(78)	(78)	5	0
Pay	28-Day MXN-TIIE	7.250	Lunar	10/05/2026		4,610	0	(15)	(15)	1	0
Pay	28-Day MXN-TIIE	7.285	Lunar	10/12/2026		700	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	7.450	Lunar	10/16/2026		19,000	(5)	(49)	(54)	4	0
Receive	28-Day MXN-TIIE	7.240	Lunar	12/16/2026		62,200	0	204	204	0	(12)
Receive	28-Day MXN-TIIE	7.250	Lunar	12/16/2026		75,100	0	245	245	0	(15)
Pay	28-Day MXN-TIIE	7.533	Lunar	01/07/2027		28,600	0	(79)	(79)	6	0
Receive	28-Day MXN-TIIE	7.510	Lunar	02/04/2027		133,200	0	378	378	0	(27)
Receive	28-Day MXN-TIIE	8.431	Lunar	05/24/2027		67,800	0	76	76	0	(15)
Pay	28-Day MXN-TIIE	8.975	Lunar	06/03/2027		37,400	0	1	1	8	0
Receive	28-Day MXN-TIIE	9.060	Lunar	06/18/2027		23,000	0	(4)	(4)	0	(5)
Receive	28-Day MXN-TIIE	6.618	Lunar	01/18/2030		101,700	0	640	640	0	(29)
Receive	28-Day MXN-TIIE	5.575	Lunar	11/01/2030		222,500	0	2,177	2,177	0	(65)
Receive	28-Day MXN-TIIE	5.520	Lunar	01/01/2031		81,000	0	817	817	0	(24)
Pay	28-Day MXN-TIIE	5.510	Lunar	01/21/2031		82,600	0	(839)	(839)	25	0
Pay	28-Day MXN-TIIE	5.980	Lunar	02/12/2031		26,100	0	(229)	(229)	8	0
Pay	28-Day MXN-TIIE	5.990	Lunar	02/12/2031		61,900	0	(542)	(542)	19	0
Receive	28-Day MXN-TIIE	6.630	Lunar	03/31/2031		9,100	0	63	63	0	(3)
Receive	28-Day MXN-TIIE	6.950	Lunar	05/08/2031		270,000	(50)	1,654	1,604	0	(89)
Receive	28-Day MXN-TIIE	6.890	Lunar	05/16/2031		133,000	0	815	815	0	(44)
Pay	28-Day MXN-TIIE	6.678	Lunar	05/29/2031		627,600	(732)	(3,551)	(4,283)	206	0
Receive	28-Day MXN-TIIE	7.100	Lunar	06/13/2031		48,000	(36)	301	265	0	(16)
Receive	28-Day MXN-TIIE	7.070	Lunar	08/27/2031		56,900	0	324	324	0	(19)
Pay	28-Day MXN-TIIE	7.525	Lunar	09/26/2031		16,300	0	(70)	(70)	6	0
Pay	28-Day MXN-TIIE	7.650	Lunar	09/29/2031		3,530	0	(14)	(14)	1	0
Pay	28-Day MXN-TIIE	7.690	Lunar	10/16/2031		19,000	0	(72)	(72)	7	0
Pay	28-Day MXN-TIIE	7.418	Lunar	10/27/2031		27,300	0	(127)	(127)	10	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	28-Day MXN-TIIE	7.784	Lunar	11/13/2031	116,400	0	406	406	0	(42)
Receive	28-Day MXN-TIIE	7.800	Lunar	11/13/2031	31,500	0	108	108	0	(11)
Receive	28-Day MXN-TIIE	7.643	Lunar	11/18/2031	41,900	0	165	165	0	(15)
Pay	28-Day MXN-TIIE	7.875	Lunar	02/17/2032	17,200	0	(56)	(56)	6	0
Pay	28-Day MXN-TIIE	7.900	Lunar	02/19/2032	18,400	0	(59)	(59)	7	0
Pay	28-Day MXN-TIIE	7.950	Lunar	02/20/2032	34,100	0	(103)	(103)	12	0
Pay	28-Day MXN-TIIE	8.050	Lunar	02/24/2032	32,400	0	(88)	(88)	12	0
Pay	28-Day MXN-TIIE	8.680	Lunar	03/30/2032	34,500	0	(22)	(22)	13	0

$234	$11,437	$11,671	$1,776	$(2,256)

Total Swap Agreements	$231	$11,428	$11,659	$1,776	$(2,257)

Cash of $3,765 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	CLP	1,248,286	$1,450	$92	$0
07/2022	COP	2,704,275	651	0	0
07/2022	DKK	1,995	299	18	0
07/2022	EUR	558	599	14	0
07/2022	GBP	6,672	8,148	26	0
07/2022	MXN	12,529	610	0	(12)
07/2022	PEN	13,571	3,378	0	(161)
07/2022	SGD	74,259	54,393	942	0
07/2022	$707	COP	2,704,275	0	(56)
07/2022	130	CZK	3,088	1	0
07/2022	6,786	DKK	47,709	0	(64)
07/2022	47,509	PEN	191,818	2,489	(10)
07/2022	ZAR	1,726	$112	6	0
08/2022	DKK	47,612	6,786	65	0
08/2022	IDR	15,079,825	1,007	0	(1)
08/2022	MXN	76,779	3,521	0	(273)
08/2022	PEN	4,895	1,278	4	0
08/2022	$50	IDR	741,665	0	(1)
08/2022	7,250	MXN	147,170	22	0
08/2022	2,965	TWD	87,993	2	0
09/2022	EGP	15,031	$773	2	0
10/2022	$429	COP	1,666,665	0	(35)
11/2022	MYR	96,004	$21,839	95	0
11/2022	PEN	14,449	3,494	0	(231)
11/2022	ZAR	3,015	190	7	0
01/2023	CNH	54,600	8,461	299	0
02/2023	$8,453	CNH	54,600	0	(287)
04/2023	PLN	21,107	EUR	4,192	0	(37)
BPS	07/2022	BRL	24,419	$4,384	65	(347)
07/2022	CLP	4,788,755	5,446	256	(15)
07/2022	EUR	17,177	18,437	437	(1)
07/2022	HUF	1,258,208	3,327	21	(11)
07/2022	JPY	716,800	5,334	51	0
07/2022	MXN	285,436	14,139	8	(59)
07/2022	PLN	13,373	2,987	7	0
07/2022	$4,643	BRL	24,419	22	0
07/2022	373	CHF	358	2	0
07/2022	5,760	CLP	4,718,235	0	(629)
07/2022	618	DKK	4,290	0	(14)
07/2022	35,332	EUR	33,574	0	(148)
07/2022	573	GBP	472	2	0
07/2022	986	HUF	369,828	5	(15)
07/2022	23,194	JPY	2,980,100	0	(1,225)
07/2022	11,550	MXN	241,591	464	0
07/2022	1,084	PLN	4,845	0	(4)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

	07/2022		742	RON	3,526	5	0
	08/2022	CNH	54,600		$8,198	43	0
	08/2022	COP	6,125,756		1,579	115	0
	08/2022	EUR	27,692		29,180	106	0
	08/2022	GBP	6,441		7,826	0	(18)
	08/2022	IDR	16,679,611		1,136	21	0
	08/2022	THB	444		13	0	0
	08/2022	TWD	76,884		2,624	32	0
	08/2022		$2,574	CLP	2,289,221	14	(111)
	08/2022		6,158	IDR	90,512,641	0	(111)
	08/2022		1,718	INR	134,258	0	(24)
	08/2022		1,981	KRW	2,480,407	0	(55)
	08/2022		394	PHP	21,166	0	(10)
	08/2022		1,962	SGD	2,698	0	(20)
	08/2022		2,113	THB	73,299	0	(37)
	08/2022		274	TRY	5,126	25	0
	08/2022		2,578	TWD	75,588	0	(30)
	08/2022	ZAR	102,388		$6,326	93	(31)
	09/2022	CNH	54,600		8,243	90	0
	09/2022	MYR	23,602		5,421	72	0
	09/2022	TRY	40,564		2,185	0	(103)
	09/2022		$766	CLP	706,445	0	(8)
	09/2022		8,178	CNH	54,600	0	(24)
	09/2022		12,007	MXN	244,913	12	0
	09/2022		9,879	TWD	274,437	0	(590)
	10/2022	CNH	54,600		$8,227	72	0
	10/2022	COP	11,559,896		2,741	6	0
	10/2022		$8,225	CNH	54,600	0	(71)
	10/2022		1,689	COP	6,707,203	0	(102)
	10/2022	ZAR	10,238		$666	43	0
	11/2022	CNH	54,600		8,344	187	0
	11/2022		$8,209	CNH	54,600	0	(52)
	11/2022	ZAR	22,121		$1,373	31	0
	12/2022	CNH	54,600		8,365	205	0
	12/2022	TRY	37,608		2,891	982	0
	12/2022		$8,329	CNH	54,600	0	(169)
	01/2023		8,350		54,600	0	(187)
	02/2023	ILS	41,423		$12,312	265	0
	05/2023	EUR	351	CZK	9,193	1	0
BRC	07/2022	BRL	11,160		$2,131	0	(2)
	07/2022	CZK	8,063		343	2	0
	07/2022	JPY	7,450,000		61,157	6,231	0
	07/2022		$2,294	BRL	11,160	0	(162)
	07/2022		3,112	CLP	2,603,075	0	(281)
	07/2022		822	CZK	19,394	0	(1)
	07/2022		9,993	MYR	43,785	0	(46)
	08/2022	IDR	7,379,808		$506	13	0
	08/2022	KRW	1,889,704		1,496	29	0
	08/2022	TRY	17,378		1,023	9	0
	08/2022		$4,991	IDR	73,624,481	0	(73)
	08/2022		1,063	KRW	1,376,245	5	0
	08/2022		409	PHP	21,808	0	(13)
	08/2022		5,627	SGD	7,771	0	(33)
	08/2022		326	TRY	6,090	30	0
	09/2022	MYR	7,084		$1,607	1	0
	09/2022		$11,217	MYR	49,306	0	(39)
	10/2022		437	COP	1,694,579	0	(36)
	11/2022	ZAR	13,636		$850	22	0
BSH	07/2022	BRL	146,300		26,307	0	(1,648)
	07/2022	CLP	230,945		278	26	0
	07/2022		$27,399	BRL	146,300	555	0
	07/2022		248	CLP	230,945	4	0
	09/2022		417		346,029	0	(44)
	10/2022	BRL	131,900		$23,010	0	(1,553)
	10/2022		$8,427	BRL	42,300	0	(549)
CBK	07/2022	BRL	158,039		$30,646	448	0
	07/2022	EUR	1,323		1,418	31	0
	07/2022	PEN	188,981		45,625	0	(3,622)
	07/2022		$31,916	BRL	158,039	2	(1,720)
	07/2022		689	CLP	592,394	0	(45)
	07/2022		498	HUF	184,591	0	(12)
	07/2022		659	MXN	13,347	4	0
	07/2022		5,590	PEN	21,321	17	(48)
	07/2022		1,567	VND	36,122,450	0	(14)
	07/2022	VND	36,122,450		$1,547	0	(6)
	08/2022	INR	421,159		5,385	70	0
	08/2022	MXN	2,993		148	0	0
	08/2022	PEN	55,397		14,483	85	(18)
	08/2022	PHP	35,975		682	29	0
	08/2022	TWD	14,191		480	2	0
	08/2022		$1,762	AUD	2,500	0	(35)
	08/2022		30,405	BRL	158,039	0	(466)
	08/2022		1,715	INR	134,350	0	(20)
	08/2022		1,999	KRW	2,523,038	0	(40)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

	08/2022		8,671	PEN	32,524	0	(208)
	08/2022 «		1,929	RUB	164,762	942	0
	08/2022		2,577	TWD	75,611	0	(28)
	08/2022	ZAR	16,032		$1,021	41	0
	09/2022	CLP	374,497		396	0	(6)
	09/2022	COP	2,777,079		719	58	0
	09/2022		$2,221	MXN	45,913	35	0
	10/2022	COP	14,120,928		$3,373	35	0
	10/2022	ILS	71,693		21,120	455	0
	10/2022		$423	COP	1,639,988	0	(35)
	11/2022	PEN	5,533		$1,394	0	(33)
	11/2022		$2,166	PEN	8,599	52	0
	11/2022		1,015	PKR	230,876	93	0
	11/2022		1,585	VND	37,366,375	15	0
	12/2022	PEN	127,118		$30,591	20	(2,146)
	12/2022		$27,135	PEN	113,804	2,158	0
	12/2022		1,547	VND	36,694,840	22	0
	12/2022	VND	464,100		$20	0	0
	04/2023	PEN	13,571		3,436	0	(23)
	05/2023	ILS	32,323		9,547	96	0
	05/2023	PEN	4,419		1,118	0	(7)
DUB	07/2022	DKK	14,879		2,203	107	0
	07/2022		$1,388	PEN	5,090	0	(61)
	07/2022		29,585	PLN	129,072	0	(823)
	07/2022		10,288	RON	48,198	0	(87)
	08/2022	IDR	9,900,240		$672	10	0
	08/2022	INR	50,047		641	9	0
	08/2022	TWD	14,154		480	3	0
	08/2022		$8,220	THB	285,450	0	(135)
	08/2022		853	TWD	25,337	1	0
	12/2022	ZAR	2,383		$152	8	0
	02/2023		21,192		1,269	0	(5)
GLM	07/2022	BRL	28,196		5,418	34	(4)
	07/2022	MXN	196,821		9,637	0	(133)
	07/2022	PLN	27,375		6,044	1	(56)
	07/2022	SGD	27,417		19,957	223	0
	07/2022		$5,499	BRL	28,196	0	(111)
	07/2022		599	CLP	513,184	0	(41)
	07/2022		492	HUF	180,932	0	(15)
	07/2022		2,293	MXN	45,278	0	(45)
	07/2022		6,784	MYR	29,698	0	(37)
	07/2022		2,417	PEN	8,953	0	(84)
	07/2022		737	PLN	3,269	0	(8)
	07/2022		1,155	ZAR	18,627	0	(12)
	08/2022	BRL	9,438		$1,790	2	0
	08/2022	COP	110,446,281		27,403	1,026	0
	08/2022	DOP	110,437		1,928	0	(72)
	08/2022	IDR	4,217,430		285	3	0
	08/2022 «	RUB	255,709		2,694	0	(1,762)
	08/2022		$1,700	INR	132,850	0	(24)
	08/2022		1,956	KRW	2,527,556	6	0
	08/2022		3,370	PEN	12,718	0	(60)
	08/2022		1,957	SGD	2,703	0	(11)
	08/2022		1,291	TWD	38,255	0	(1)
	08/2022		988	ZAR	14,511	0	(100)
	09/2022	EGP	16,123		$822	0	(5)
	09/2022	MYR	2,867		653	3	0
	09/2022		$1,968	MYR	8,650	0	(7)
	10/2022	BRL	19,520		$3,411	0	(224)
	10/2022		$22,118	BRL	115,500	0	(609)
	10/2022		397	COP	1,637,955	0	(9)
	10/2022	ZAR	29,867		$1,895	78	0
	11/2022		$2,580	DOP	145,736	8	0
	11/2022	ZAR	3,193		$199	5	0
	02/2023		3,048		184	1	0
	05/2023		25,600		1,532	7	0
HUS	07/2022	CAD	2,682		2,124	41	0
	07/2022	CLP	604,819		706	48	0
	07/2022	EUR	136		144	1	0
	07/2022	HUF	126,819		340	5	0
	07/2022	MXN	27,137		1,319	0	(28)
	07/2022		$1,106	CLP	948,110	1	(76)
	07/2022		5,322	JPY	706,600	0	(114)
	07/2022		161	MXN	3,322	4	0
	08/2022	CNH	10,025		$1,493	0	(4)
	08/2022	IDR	27,475,806		1,874	38	0
	08/2022	INR	240,221		3,056	25	0
	08/2022	KRW	1,613,634		1,271	18	0
	08/2022	THB	19,988		564	0	(2)
	08/2022	TWD	14,104		480	5	0
	08/2022		$9,903	CLP	8,300,637	0	(921)
	08/2022		3,321	EUR	3,139	0	(24)
	08/2022		1,967	KRW	2,466,893	0	(52)
	08/2022		806	PHP	42,947	0	(27)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

	09/2022	MXN	12,781		$627	0	0
	09/2022	MYR	19,821		4,548	55	0
	10/2022	BRL	92,300		17,222	34	0
	10/2022	COP	12,057,218		2,897	44	0
	05/2023		$5,250	CNH	35,236	23	0
IND	07/2022	CLP	366,958		$440	40	0
	07/2022	JPY	5,620,000		45,977	4,543	0
	07/2022		$599	ZAR	9,167	0	(36)
	08/2022	KRW	1,738,426		$1,351	1	0
	08/2022	TWD	14,010		476	4	0
	08/2022		$4,951	CLP	4,316,356	0	(281)
	08/2022		1,700	INR	133,001	0	(22)
	06/2024		1,477	TWD	38,002	0	(129)
JPM	07/2022	BRL	20,854		$3,933	88	(139)
	07/2022	CLP	2,542,582		2,951	186	0
	07/2022	EGP	25,255		1,305	0	(20)
	07/2022	MXN	28,623		1,407	0	(13)
	07/2022		$4,020	BRL	20,854	29	(65)
	07/2022		828	CLP	711,298	0	(54)
	07/2022		22,651	CZK	531,227	6	(181)
	07/2022		3,174	MXN	63,073	0	(43)
	07/2022		1,494	PEN	5,478	0	(66)
	08/2022	CNH	4,407		$655	0	(3)
	08/2022	IDR	138,973,114		9,400	114	0
	08/2022	ILS	25,500		7,917	606	0
	08/2022	KRW	3,475,993		2,749	51	0
	08/2022	SGD	866		625	2	0
	08/2022	TRY	23,247		1,355	11	(12)
	08/2022		$778	IDR	11,302,006	0	(23)
	08/2022		17,547	INR	1,371,100	0	(245)
	08/2022		24,194	KRW	30,797,603	0	(285)
	08/2022		73	PHP	3,852	0	(3)
	08/2022		47,334	SGD	65,098	3	(477)
	08/2022		10,021	TWD	295,261	0	(67)
	08/2022		1,573	ZAR	24,167	0	(94)
	08/2022	ZAR	3,510		$214	0	(1)
	08/2022	ZMW	4,768		195	0	(87)
	09/2022		$11,692	TWD	324,968	0	(693)
	10/2022	BRL	10,900		$1,881	0	(149)
	10/2022		$911	BRL	4,520	0	(69)
	10/2022		2,498	COP	9,717,220	0	(199)
	11/2022		359	PKR	79,339	22	0
	11/2022	ZAR	14,324		$879	9	0
	12/2022		$1,441	TRY	25,694	0	(137)
	06/2023		307	VND	7,368,000	6	0
MBC	08/2022 «		1,065	RUB	90,947	521	0
MYI	07/2022	BRL	4,129		$847	58	0
	07/2022	CLP	857,445		976	47	(5)
	07/2022	COP	2,704,275		677	25	0
	07/2022	DKK	50,008		7,418	372	0
	07/2022	GBP	241		291	0	(2)
	07/2022		$788	BRL	4,129	1	0
	07/2022		2,409	CLP	2,016,051	0	(216)
	07/2022		651	COP	2,704,275	0	0
	07/2022		1,423	DKK	10,013	0	(12)
	07/2022		31	PLN	137	0	0
	07/2022		600	TRY	10,818	42	0
	07/2022		687	ZAR	10,633	0	(35)
	07/2022	ZAR	36,701		$2,315	63	0
	08/2022	DKK	9,992		1,423	13	0
	08/2022	THB	37,559		1,063	0	(1)
	08/2022	TRY	29,613		1,787	59	0
	08/2022	TWD	43,372		1,492	30	0
	08/2022		$17,234	CNY	115,702	45	0
	08/2022		671	COP	2,704,275	0	(25)
	08/2022		4,754	IDR	70,135,716	0	(70)
	08/2022		32,367	INR	2,528,663	0	(458)
	08/2022		33,854	KRW	43,121,656	0	(379)
	08/2022		20,212	THB	696,361	0	(487)
	08/2022		277	TRY	5,280	31	0
	08/2022		2,981	TWD	87,806	0	(21)
	08/2022		3,751	ZAR	59,845	0	(90)
	08/2022	ZAR	10,205		$649	25	0
	09/2022	CLP	723,294		827	50	0
	09/2022	KZT	2,157,674		4,716	284	0
	09/2022	MYR	12,046		2,734	3	0
	09/2022	TRY	25,110		1,371	0	(45)
	09/2022		$2,019	MXN	42,182	51	0
	09/2022		3,068	MYR	13,510	2	(7)
	09/2022		3,070	TRY	54,533	6	0
	09/2022		4,752	TWD	132,650	0	(262)
	10/2022	COP	3,092,188		$734	2	0
	10/2022		$45	COP	174,285	0	(4)
	11/2022	ILS	47,300		$14,718	1,028	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

12/2022	TRY	33,647	2,663	955	0
05/2023	CZK	3,643	EUR	138	0	(1)
NGF	08/2022	$6,611	CNH	43,936	0	(49)
RBC	08/2022	KRW	945,335	$748	14	0
08/2022	$4,367	JPY	592,261	6	0
09/2022	49,802	MXN	1,024,740	554	0
10/2022	MXN	35,714	$1,783	38	0
10/2022	$7,473	MXN	149,681	0	(159)
RYL	07/2022	CLP	457,875	$546	48	0
08/2022	IDR	5,657,947	387	9	0
SCX	07/2022	HUF	408,742	1,115	37	0
07/2022	$7,643	ILS	25,768	0	(263)
08/2022	CNH	17,784	$2,655	0	(2)
08/2022	TWD	52,301	1,774	11	0
08/2022	$1,589	CNH	10,664	4	0
08/2022	27,672	CNY	185,202	0	(14)
08/2022	19,941	IDR	291,035,261	0	(494)
08/2022	1,945	JPY	263,834	2	0
08/2022	1,086	PEN	4,087	0	(22)
08/2022	240	ZAR	3,697	0	(14)
09/2022	MYR	24,394	$5,585	56	0
09/2022	$3,101	COP	12,455,405	0	(139)
09/2022	16,105	MYR	67,817	0	(733)
09/2022	ZAR	2,173	$141	8	0
11/2022	COP	50,614,564	11,909	0	(2)
11/2022	$495	PKR	108,043	24	0
04/2023	KES	28,659	$215	0	(18)
SOG	07/2022	EUR	14,380	15,456	386	0
07/2022	$686	DKK	4,865	0	(1)
08/2022	INR	92,444	$1,184	17	0
08/2022	PHP	14,634	276	11	0
08/2022	$5,659	NOK	56,110	43	0
08/2022	340	ZAR	5,087	0	(29)
10/2022	103	1,646	0	(3)
03/2023	KES	22,145	$171	0	(10)
05/2023	CZK	6,093	EUR	234	1	0
SSB	08/2022	KRW	961,000	$758	12	0
08/2022	PHP	34,529	656	30	0
08/2022	$2,013	KRW	2,529,012	0	(50)
TOR	07/2022	HUF	205,069	$569	28	0
08/2022	KRW	940,863	742	12	0
09/2022	JPY	3,820,000	28,605	299	0
UAG	07/2022	BRL	5,722	1,092	0	(1)
07/2022	HUF	121,526	328	8	0
07/2022	$1,110	BRL	5,722	0	(17)
07/2022	764	CLP	645,059	0	(61)
07/2022	119	CZK	2,782	0	(1)
07/2022	16,155	HUF	5,679,650	1	(1,182)
07/2022	2,102	MXN	41,418	0	(46)
07/2022	61	PLN	264	0	(2)
07/2022	992	ZAR	15,965	0	(13)
08/2022	CLP	4,151,239	$4,748	267	0
08/2022	KRW	2,684,186	2,142	58	0
08/2022	TRY	36,433	2,229	102	0
08/2022	TWD	55,154	1,867	8	0
08/2022	$1,720	INR	135,138	0	(15)
08/2022	878	NZD	1,367	0	(24)
08/2022	11,538	PHP	605,284	0	(558)
08/2022	174	TRY	3,293	19	0
08/2022	164	ZAR	2,429	0	(15)
08/2022	ZAR	16,517	$1,056	45	0
09/2022	CLP	1,551,877	1,637	0	(30)
09/2022	MXN	183,959	9,232	192	0
09/2022	TRY	38,256	2,170	49	(40)
09/2022	$16,788	TRY	297,535	0	(10)
11/2022	ZAR	35,268	$2,177	37	0
12/2022	TRY	1,618	73	0	(10)
12/2022	$2,832	TRY	45,561	0	(520)
02/2023	CNH	54,600	$8,492	327	0
05/2023	EUR	22	CZK	567	0	0

Total Forward Foreign Currency Contracts	$33,555	$(34,450)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

MYI	Call - OTC EUR versus CZK	CZK	26.330	05/10/2023	768	$24	$19
Put - OTC EUR versus CZK	26.330	05/10/2023	768	24	26
Put - OTC EUR versus USD	$0.950	07/29/2022	8,919	19	1
Put - OTC GBP versus USD	1.170	08/15/2022	8,882	92	50

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

SOG	Call - OTC EUR versus CZK	CZK	26.000	05/08/2023	768	23	23
Put - OTC EUR versus CZK	26.000	05/08/2023	768	22	20
UAG	Call - OTC EUR versus CZK	25.975	05/08/2023	768	24	23
Put - OTC EUR versus CZK	25.975	05/08/2023	768	21	19
Call - OTC EUR versus CZK	26.200	05/08/2023	768	26	21
Put - OTC EUR versus CZK	26.200	05/08/2023	768	23	23

$298	$225

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	1.000%	04/26/2024	1,990,000	$84	$52

Total Purchased Options	$382	$277

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700%	08/17/2022	42,200	$(26)	$(5)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	42,200	(36)	(67)

$(62)	$(72)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYI	Put - OTC GBP versus USD	$1.100	08/15/2022	13,323	$(39)	$(13)

Total Written Options	$(101)	$(85)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Nigeria Government International Bond	1.000%	Quarterly	06/20/2023	1.448%	$800	$(19)	$16	$0	$(3)
State Oil Company of Azerb	5.000	Quarterly	06/20/2026	6.225	200	2	(10)	0	(8)

$(17)	$6	$0	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Montenegro Equity Market Index «	1.000%	Quarterly	06/20/2023	EUR	200	$(15)	$9	$0	$(6)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Floating rate equal to 6-Month USD-LIBOR plus 0.330% based on the notional amount of currency received	Floating rate equal to 6-Month ARS-LIBOR based on the notional amount of currency delivered	Maturity	05/28/2024	$7,800	ARS	351,546	$7	$6,689	$6,696	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Pay	1-Year BRL-CDI	7.715%	Maturity	01/04/2027	BRL	21,000	$0	$(325)	$0	$(325)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

	Pay	3-Month COP-IBR Compounded-OIS	5.170	Quarterly	01/25/2023	COP	1,597,400	0	(8)	0	(8)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(96)	0	(96)
MYC	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	THB	39,600	(4)	83	79	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		20,500	0	(70)	0	(70)
NGF	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		738,100	31	1,444	1,475	0
	Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031		376,700	(110)	(1,169)	0	(1,279)

								$(83)	$(141)	$1,554	$(1,778)

Total Swap Agreements								$(108)	$6,563	$8,250	$(1,795)

(n)

Securities with an aggregate market value of $15,064 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$3,880	$0	$3,880
Australia
Non-Agency Mortgage-Backed Securities	0	240	0	240
Bahamas
Sovereign Issues	0	644	0	644
Brazil
Corporate Bonds & Notes	0	1,393	3,014	4,407
Sovereign Issues	0	17,323	0	17,323
Cayman Islands
Asset-Backed Securities	0	4,697	0	4,697
Corporate Bonds & Notes	0	1,306	0	1,306
Chile
Sovereign Issues	0	111	0	111
Colombia
Corporate Bonds & Notes	0	4,338	0	4,338
Sovereign Issues	0	29,221	0	29,221
Denmark
Corporate Bonds & Notes	0	8,258	0	8,258
India
Corporate Bonds & Notes	0	2,760	0	2,760
Ireland
Asset-Backed Securities	0	1,479	0	1,479
Corporate Bonds & Notes	0	357	0	357
Israel
Corporate Bonds & Notes	0	1,322	0	1,322
Sovereign Issues	0	20,764	0	20,764
Ivory Coast
Loan Participations and Assignments	0	0	1,915	1,915
Jersey, Channel Islands
Corporate Bonds & Notes	0	2,565	0	2,565
Kazakhstan
Corporate Bonds & Notes	0	5,829	0	5,829
Luxembourg
Corporate Bonds & Notes	0	98	809	907
Mauritius
Corporate Bonds & Notes	0	2,547	0	2,547
Mexico
Sovereign Issues	0	398	0	398
Mongolia
Sovereign Issues	0	822	0	822
Morocco
Sovereign Issues	0	600	0	600
Netherlands
Corporate Bonds & Notes	0	3,051	0	3,051
Loan Participations and Assignments	0	259	0	259
Nigeria
Loan Participations and Assignments	0	1,215	0	1,215
Peru
Corporate Bonds & Notes	0	3,431	0	3,431
Sovereign Issues	0	7,451	0	7,451
Poland
Sovereign Issues	0	1,720	0	1,720
Russia
Sovereign Issues	0	238	0	238
South Africa
Corporate Bonds & Notes	0	3,925	3,427	7,352
Loan Participations and Assignments	0	0	2,240	2,240
Sovereign Issues	0	22,685	0	22,685
Spain
Corporate Bonds & Notes	0	202	0	202
Turkey
Loan Participations and Assignments	0	2,476	0	2,476
Uganda
Sovereign Issues	0	726	0	726
United Kingdom
Corporate Bonds & Notes	0	1,063	0	1,063
Non-Agency Mortgage-Backed Securities	0	966	0	966
United States
Asset-Backed Securities	0	10,688	7,322	18,010
Common Stocks	0	0	77	77
Corporate Bonds & Notes	0	2,387	0	2,387
Non-Agency Mortgage-Backed Securities	0	9,993	0	9,993
U.S. Government Agencies	0	188	0	188
Uzbekistan
Sovereign Issues	0	1,435	0	1,435
Zambia
Sovereign Issues	0	296	0	296
Short-Term Instruments
Commercial Paper	0	2,748	0	2,748
Repurchase Agreements	0	89,266	0	89,266
Short-Term Notes	0	73,345	0	73,345
Argentina Treasury Bills	0	138	0	138

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

Israel Treasury Bills	0	41,540	0	41,540
Japan Treasury Bills	0	102,533	0	102,533
Malaysia Treasury Bills	0	21,808	0	21,808
U.S. Treasury Bills	0	27,401	0	27,401

$0	$544,126	$18,804	$562,930
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,559	$0	$0	$21,559

Total Investments	$21,559	$544,126	$18,804	$584,489

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,776	0	1,776
Over the counter	0	40,619	1,463	42,082

$0	$42,395	$1,463	$43,858
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,257)	0	(2,257)
Over the counter	0	(34,562)	(1,768)	(36,330)

$0	$(36,819)	$(1,768)	$(38,587)

Total Financial Derivative Instruments	$0	$5,576	$(305)	$5,271

Totals	$21,559	$549,702	$18,499	$589,760

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases(1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022(2)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$3,284	$611	$0	$(6)	$0	$(875)	$0	$0	$3,014	$(875)
Ivory Coast
Loan Participations and Assignments	2,105	0	0	0	0	(190)	0	0	1,915	(190)
Jersey, Channel Islands
Corporate Bonds & Notes	2,726	0	0	1	0	(162)	0	(2,565)	0	0
Luxembourg
Corporate Bonds & Notes	0	795	0	2	0	12	0	0	809	12
South Africa
Corporate Bonds & Notes	3,872	0	0	0	0	(445)	0	0	3,427	(445)
Loan Participations and Assignments	2,216	0	0	27	0	(3)	0	0	2,240	32
United States
Asset-Backed Securities	7,986	0	0	0	0	(664)	0	0	7,322	(664)
Common Stocks	0	77	0	0	0	0	0	0	77	0
Non-Agency Mortgage-Backed Securities	300	0	(300)	0	0	0	0	0	0	0

$22,489	$1,483	$(300)	$24	$0	$(2,327)	$0	$(2,565)	$18,804	$(2,130)
Financial Derivative Instruments - Assets
Over the counter	$1,820	$0	$0	$0	$0	$(357)	$0	$0	$1,463	$1,766

Financial Derivative Instruments - Liabilities
Over the counter	$(3,744)	$0	$2	$0	$0	$1,974	$0	$0	$(1,768)	$(1,762)

Totals	$20,565	$1,483	$(298)	$24	$0	$(710)	$0	$(2,565)	$18,499	$(2,126)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2022 (Unaudited)

Brazil
Corporate Bonds & Notes	$800	Discounted Cash Flow	Discount rate		34.580	—
	2,214	Reference instrument	Weighted Average	BRL	42.864	—
Ivory Coast
Loan Participations and Assignments	1,915	Discounted Cash Flow	Discount Rate		6.950	—
Luxembourg
Corporate Bonds & Notes	468	Other Valuation Techniques(3)	—		—	—
	341	Proxy Pricing	Base Price		100.000	—
South Africa
Corporate Bonds & Notes	3,427	Other Valuation Techniques(3)	—		—	—
Loan Participations and Assignments	2,240	Reference instrument	Yield		6.366	—
United States
Asset-Backed Securities	7,322	Proxy Pricing	Base Price		88.496	—
Common Stocks	77	Other Valuation Techniques(3)	—		—	—
Financial Derivative Instruments - Assets
Over the counter	1,463	Other Valuation Techniques(3)	—		—	—
Financial Derivative Instruments - Liabilities
Over the counter	(6)	Indicative Market Quotation	Broker Quote		(2.904)	—
	(1,762)	Other Valuation Techniques(3)	—		—	—

Total	$18,499

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 3.9% ¤
AZERBAIJAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$700	$689

Total Azerbaijan (Cost $753)			689

BRAZIL 0.9%
CORPORATE BONDS & NOTES 0.9%
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		$720	707
BRF SA 4.875% due 01/24/2030		800	635
Vale SA 0.000% due 12/29/2049 « ~(b)	BRL	10,800	868

Total Brazil (Cost $2,490)			2,210

CAYMAN ISLANDS 0.8%
CORPORATE BONDS & NOTES 0.8%
CIFI Holdings Group Co. Ltd. 4.375% due 04/12/2027		$500	271
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^		1,500	209
KWG Group Holdings Ltd. 6.300% due 02/13/2026		900	180
Poinsettia Finance Ltd. 6.625% due 06/17/2031		945	858
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025		900	144
Sunac China Holdings Ltd. 5.950% due 04/26/2024 ^		1,800	275

Total Cayman Islands (Cost $6,549)			1,937

CHINA 0.0%
CORPORATE BONDS & NOTES 0.0%
Yango Justice International Ltd. 7.500% due 02/17/2025 ^		$1,000	88

Total China (Cost $990)			88

ECUADOR 0.3%
SOVEREIGN ISSUES 0.3%
Ecuador Government International Bond 1.000% due 07/31/2035 þ		$1,800	898

Total Ecuador (Cost $1,197)			898

GHANA 0.1%
SOVEREIGN ISSUES 0.1%
Ghana Government International Bond 8.875% due 05/07/2042		$700	339

Total Ghana (Cost $677)			339

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Periama Holdings LLC 5.950% due 04/19/2026		$200	180

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total India (Cost $210)			180

MEXICO 0.3%
CORPORATE BONDS & NOTES 0.3%
Petroleos Mexicanos 6.500% due 06/02/2041		$1,200	751

Total Mexico (Cost $1,031)			751

MOROCCO 0.3%
SOVEREIGN ISSUES 0.3%
Morocco Government International Bond 4.250% due 12/11/2022		$700	700

Total Morocco (Cost $702)			700

NETHERLANDS 0.5%
CORPORATE BONDS & NOTES 0.4%
Republic of Angola Via Avenir BV
6.609% (US0006M + 4.500%) due 12/07/2023 ~		$510	503
10.447% (US0006M + 7.500%) due 07/01/2023 ~		485	486

			989

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Sigma Bidco BV 6.320% (WIBOR03M + 3.500%) due 07/02/2025 ~	PLN	800	129

Total Netherlands (Cost $1,178)			1,118

NIGERIA 0.1%
CORPORATE BONDS & NOTES 0.1%
BOI Finance BV 7.500% due 02/16/2027	EUR	300	255

Total Nigeria (Cost $343)			255

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond
1.125% due 11/20/2027	EUR	100	29
5.100% due 03/28/2035 ^		$200	53

Total Russia (Cost $196)			82

SOUTH AFRICA 0.1%
CORPORATE BONDS & NOTES 0.1%
Transnet SOC Ltd. 4.000% due 07/26/2022		$400	384

Total South Africa (Cost $400)			384

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%			262

Total Short-Term Instruments (Cost $262)			262

Total Investments in Securities (Cost $16,978)			9,893

		SHARES
INVESTMENTS IN AFFILIATES 95.6%
UNITED STATES 88.4%
MUTUAL FUNDS 88.4%
PIMCO Emerging Markets Bond Fund (c)		6,749,689	55,010
PIMCO Emerging Markets Corporate Bond Fund (c)		6,533,935	56,518
PIMCO Emerging Markets Local Currency and Bond Fund (c)		22,116,693	116,113

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total United States (Cost $267,648)		227,641

SHORT-TERM INSTRUMENTS 7.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%
PIMCO Short-Term Floating NAV Portfolio III	1,920,478	18,636

Total Short-Term Instruments (Cost $18,643)		18,636

Total Investments in Affiliates (Cost $286,291)		246,277

Total Investments 99.5% (Cost $303,268)		$256,170
Financial Derivative Instruments (b)(c) (0.0)%(Cost or Premiums, net $(244))		(97)
Other Assets and Liabilities, net 0.5%		1,424

Net Assets 100.0%		$257,497

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

þ	Step Bond
(a)	Non-income producing - Fixed income security
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Institutional Class Shares
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d) Repurchase Agreement
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$262		U.S. Treasury Notes 3.000% due 06/30/2024			$(267)	$262	$262

Total Repurchase Agreements									$(267)	$262	$262

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

iTraxx Asia Ex-Japan 37 5-Year Index		1.000%	Quarterly	06/20/2027		$4,700	$(23)	$(62)	$(85)	$0	$(12)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month KRW-KORIBOR	1.750%	Quarterly	12/15/2026	KRW	43,693,600	$31	$(2,529)	$(2,498)	$74	$0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		22,462,000	102	2,198	2,300	0	(95)

							$133	$(331)	$(198)	$74	$(95)

Total Swap Agreements							$110	$(393)	$(283)	$74	$(107)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	08/2022	EUR	233	$244	$0	$(1)
BPS	07/2022	PLN	748	167	1	0
MYI	08/2022	EUR	133	141	1	0

Total Forward Foreign Currency Contracts	$2	$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	2.726%	$1,300	$(65)	$(24)	$0	$(89)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	400	(19)	(14)	0	(33)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	30.251	600	(114)	(71)	0	(185)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	300	(11)	(14)	0	(25)
JPM	Nigeria Government International Bond	1.000	Quarterly	06/20/2023	1.448	600	(14)	12	0	(2)

$(223)	$(111)	$0	$(334)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Montenegro Equity Market Index «	1.000%	Quarterly	06/20/2023	EUR	100	$(8)	$5	$0	$(3)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Receive	6-Month THB-THBFIX	1.000%	Semi-Annual	12/15/2026	THB	998,800	$102	$1,894	$1,996	$0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	512,300	(219)	(1,521)	0	(1,740)
MYI	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	64,400	(7)	136	129	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	33,300	1	(114)	0	(113)

$(123)	$395	$2,125	$(1,853)

Total Swap Agreements	$(354)	$289	$2,125	$(2,190)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Azerbaijan
Corporate Bonds & Notes	$0	$689	$0	$689
Brazil
Corporate Bonds & Notes	0	1,342	868	2,210
Cayman Islands
Corporate Bonds & Notes	0	1,937	0	1,937
China
Corporate Bonds & Notes	0	88	0	88
Ecuador
Sovereign Issues	0	898	0	898
Ghana
Sovereign Issues	0	339	0	339
India
Corporate Bonds & Notes	0	180	0	180
Mexico
Corporate Bonds & Notes	0	751	0	751
Morocco
Sovereign Issues	0	700	0	700
Netherlands
Corporate Bonds & Notes	0	989	0	989
Loan Participations and Assignments	0	129	0	129
Nigeria
Corporate Bonds & Notes	0	255	0	255
Russia
Sovereign Issues	0	82	0	82
South Africa
Corporate Bonds & Notes	0	384	0	384
Short-Term Instruments
Repurchase Agreements	0	262	0	262

	$0	$9,025	$868	$9,893
Investments in Affiliates, at Value
United States
Mutual Funds	227,641	0	0	227,641
Short-Term Instruments
Central Funds Used for Cash Management Purposes	18,636	0	0	18,636

	$246,277	$0	$0	$246,277

Total Investments	$246,277	$9,025	$868	$256,170

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	74	0	74
Over the counter	0	2,127	0	2,127

	$0	$2,201	$0	$2,201
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(107)	0	(107)
Over the counter	0	(2,188)	(3)	(2,191)

	$0	$(2,295)	$(3)	$(2,298)

Total Financial Derivative Instruments	$0	$(94)	$(3)	$(97)

Totals	$246,277	$8,931	$865	$256,073

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.6% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$6,999	$1,471
1.125% due 07/09/2035 þ		4,934	1,022

Total Argentina (Cost $5,219)			2,493

AUSTRIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Erste Group Bank AG 6.500% due 04/15/2024 •(h)(i)	EUR	200	205

Total Austria (Cost $243)			205

BAHAMAS 0.1%
SOVEREIGN ISSUES 0.1%
Bahamas Government International Bond 9.000% due 06/16/2029		$3,700	2,979

Total Bahamas (Cost $2,964)			2,979

BRAZIL 6.0%
CORPORATE BONDS & NOTES 1.1%
Banco BTG Pactual SA 4.500% due 01/10/2025		$1,800	1,736
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		840	825
Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/01/2022 (f)(h)		1,580	6
Oi SA 0.000% (BZDIOVRA) due 02/25/2035 «~	BRL	2,500	1,981
Rede D'or Finance SARL 4.500% due 01/22/2030		$1,175	994
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032	BRL	70,570	11,732
Vale SA 0.000% due 12/29/2049 «~(h)		114,743	9,225
XP, Inc. 3.250% due 07/01/2026		$200	176

			26,675

SOVEREIGN ISSUES 4.9%
Brazil Government International Bond 8.500% due 01/05/2024	BRL	14,740	2,616
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2022 (f)		382,800	70,797
0.000% due 07/01/2023 (f)		42,300	7,104
0.000% due 01/01/2024 (f)		171,200	27,061
0.000% due 07/01/2024 (f)		39,200	5,860

			113,438

Total Brazil (Cost $154,357)			140,113

CAYMAN ISLANDS 0.9%
ASSET-BACKED SECURITIES 0.5%
LCM Ltd. 2.143% (US0003M + 1.080%) due 04/20/2031 ~		$1,750	1,710
Venture CLO Ltd. 2.193% due 04/20/2032 •		4,000	3,914
Vibrant CLO Ltd. 3.046% due 06/20/2029 •		3,628	3,576

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Voya CLO Ltd. 1.994% due 04/17/2030 •		2,950	2,913

			12,113

CORPORATE BONDS & NOTES 0.4%
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (f)		506	448
Kaisa Group Holdings Ltd.
9.750% due 09/28/2023 ^(c)		6,700	929
10.500% due 01/15/2025 ^(c)		4,300	591
10.875% due 07/23/2023 ^(c)		1,200	166
11.250% due 04/16/2025 ^(c)		300	41
11.700% due 11/11/2025 ^(c)		4,200	586
MGM China Holdings Ltd. 5.250% due 06/18/2025		800	615
New Metro Global Ltd. 4.500% due 05/02/2026		3,300	1,527
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		947	584
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		245	236
Poinsettia Finance Ltd. 6.625% due 06/17/2031		3,497	3,173
Sunac China Holdings Ltd. 5.950% due 04/26/2024 ^(c)		3,600	549

			9,445

Total Cayman Islands (Cost $33,123)			21,558

CHILE 0.8%
SOVEREIGN ISSUES 0.8%
Bonos de la Tesoreria de la Republica 4.500% due 10/15/2023	CLP	2,316,078	2,630
Bonos de la Tesoreria de la Republica en pesos
5.000% due 03/01/2035		8,825,000	8,512
6.000% due 01/01/2043		6,410,000	6,745

Total Chile (Cost $22,366)			17,887

CHINA 6.1%
SOVEREIGN ISSUES 6.1%
China Government International Bond
2.850% due 06/04/2027	CNY	10,400	1,568
3.020% due 05/27/2031		24,470	3,696
3.030% due 03/11/2026		401,200	60,987
3.250% due 11/22/2028		29,500	4,535
3.270% due 11/19/2030		2,900	446
3.280% due 12/03/2027		369,600	56,956
3.810% due 09/14/2050		92,000	14,869

Total China (Cost $144,987)			143,057

COLOMBIA 8.6%
CORPORATE BONDS & NOTES 0.4%
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	1,090,000	245
8.375% due 11/08/2027		41,993,000	8,101

			8,346

SOVEREIGN ISSUES 8.2%
Bogota Distrito Capital 9.750% due 07/26/2028		22,200,000	4,728
Colombia Government International Bond 4.375% due 03/21/2023		3,373,000	783
Colombian TES
5.750% due 11/03/2027		103,162,000	32,512
6.000% due 04/28/2028		50,509,700	9,526
6.250% due 11/26/2025		176,696,700	37,345
6.250% due 07/09/2036		38,581,600	5,896
7.000% due 03/26/2031		71,537,200	13,057
7.000% due 06/30/2032		20,756,700	3,692
7.250% due 10/18/2034		101,410,000	17,575
7.250% due 10/26/2050		7,607,200	1,145
7.500% due 08/26/2026		119,471,200	25,612
7.750% due 09/18/2030		36,297,000	7,074
9.250% due 05/28/2042		23,230,000	4,475
Financiera de Desarrollo Territorial SA Findeter 7.875% due 08/12/2024		3,616,000	812

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Republic of Colombia
1.000% due 08/26/2026 (a)		22,500,000	4,820
1.000% due 03/11/2027 (a)		71,711,500	13,680
1.000% due 04/28/2028 (a)		45,831,000	8,640
1.000% due 07/09/2036 (a)		2,005,000	306

			191,678

Total Colombia (Cost $241,987)			200,024

CZECH REPUBLIC 1.1%
SOVEREIGN ISSUES 1.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	387,320	12,204
1.200% due 03/13/2031		188,200	5,918
4.200% due 12/04/2036		168,200	6,652

Total Czech Republic (Cost $32,838)			24,774

DENMARK 1.3%
CORPORATE BONDS & NOTES 1.3%
Jyske Realkredit AS 1.500% due 10/01/2053	DKK	27,634	3,100
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		5,250	583
1.500% due 10/01/2053		12,982	1,456
Nykredit Realkredit AS
1.000% due 10/01/2050		40,262	4,458
1.000% due 10/01/2053		1,327	137
1.500% due 10/01/2053		132,853	15,194
Realkredit Danmark AS
1.000% due 10/01/2050		18,454	2,042
1.500% due 10/01/2053		30,701	3,530

Total Denmark (Cost $40,500)			30,500

DOMINICAN REPUBLIC 0.2%
SOVEREIGN ISSUES 0.2%
Dominican Republic International Bond 8.900% due 02/15/2023	DOP	280,600	5,107

Total Dominican Republic (Cost $5,286)			5,107

FRANCE 0.1%
CORPORATE BONDS & NOTES 0.1%
BNP Paribas SA 6.240% due 02/06/2025 «	IDR	21,000,000	1,377

Total France (Cost $1,218)			1,377

HUNGARY 0.8%
SOVEREIGN ISSUES 0.8%
Hungary Government International Bond
2.000% due 05/23/2029	HUF	3,110,400	5,657
2.750% due 12/22/2026		4,752,500	10,001
3.000% due 10/27/2038		140,300	207
3.250% due 10/22/2031		883,200	1,629
4.000% due 04/28/2051		417,000	625

Total Hungary (Cost $30,273)			18,119

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Periama Holdings LLC 5.950% due 04/19/2026		$4,100	3,684
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		1,900	1,822
5.950% due 10/24/2022		1,400	1,385

Total India (Cost $7,703)			6,891

INDONESIA 6.8%
SOVEREIGN ISSUES 6.8%
Indonesia Government International Bond
6.375% due 04/15/2032	IDR	1,209,528,000	76,729

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

6.500% due 02/15/2031		492,917,000	31,594
7.000% due 09/15/2030		287,384,000	19,108
7.500% due 08/15/2032		149,864,000	10,157
7.500% due 06/15/2035		69,238,000	4,672
8.250% due 05/15/2029		59,147,000	4,224
8.250% due 06/15/2032		25,045,000	1,772
8.750% due 05/15/2031		61,580,000	4,468
9.000% due 03/15/2029		42,064,000	3,114
9.500% due 07/15/2031		25,734,000	1,953
10.500% due 08/15/2030		22,905,000	1,818

Total Indonesia (Cost $168,589)			159,609

IRELAND 0.0%
ASSET-BACKED SECURITIES 0.0%
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •	EUR	800	824

Total Ireland (Cost $970)			824

ISRAEL 1.2%
SOVEREIGN ISSUES 1.2%
Israel Government International Bond 0.750% due 07/31/2022	ILS	100,000	28,626

Total Israel (Cost $31,114)			28,626

IVORY COAST 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Republic of Cote d'lvoire 5.000% (EUR003M + 5.000%) due 03/19/2027 «~	EUR	3,900	3,931

Total Ivory Coast (Cost $4,610)			3,931

JERSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Corsair International Ltd.
4.850% due 01/28/2027 •	EUR	6,600	6,529
5.200% due 01/28/2029 •		2,600	2,545

Total Jersey, Channel Islands (Cost $10,283)			9,074

KAZAKHSTAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Development Bank of Kazakhstan JSC 8.950% due 05/04/2023	KZT	3,235,500	6,034

Total Kazakhstan (Cost $9,875)			6,034

LUXEMBOURG 0.0%
CORPORATE BONDS & NOTES 0.0%
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		$341	342
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 «(b)		727	537
Sberbank of Russia Via SB Capital SA
5.125% due 10/29/2022 ^(c)		300	21
5.250% due 05/23/2023 ^(c)(i)		700	49

Total Luxembourg (Cost $1,891)			949

MALAYSIA 7.5%
SOVEREIGN ISSUES 7.5%
Malaysia Government International Bond
3.733% due 06/15/2028	MYR	43,370	9,605
3.757% due 05/22/2040		45,900	9,098
3.828% due 07/05/2034		16,600	3,504
3.844% due 04/15/2033		23,400	5,000
3.885% due 08/15/2029		52,700	11,689
4.065% due 06/15/2050		55,880	10,994
4.254% due 05/31/2035		50,800	11,095
4.762% due 04/07/2037		7,000	1,617
Malaysia Government Investment Issue
3.422% due 09/30/2027		94,650	20,837

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.465% due 10/15/2030		48,520	10,323
3.726% due 03/31/2026		55,680	12,552
4.130% due 07/09/2029		16,800	3,784
4.369% due 10/31/2028		235,500	53,924
4.417% due 09/30/2041		49,800	10,756

Total Malaysia (Cost $185,807)			174,778

		SHARES
MEXICO 3.4%
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA de CV «(d)		742,577	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.0%
Corp. GEO SAB de CV 8.875% due 09/25/2049 «		$500	0

SOVEREIGN ISSUES 3.4%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	124,400	5,783
7.750% due 05/29/2031		165,000	7,572
7.750% due 11/13/2042		544,600	23,727
8.000% due 11/07/2047		143,300	6,367
8.500% due 05/31/2029		203,400	9,831
8.500% due 11/18/2038		521,400	24,646
10.000% due 11/20/2036		7,800	419

			78,345

Total Mexico (Cost $89,666)			78,345

MOROCCO 0.0%
SOVEREIGN ISSUES 0.0%
Morocco Government International Bond 4.250% due 12/11/2022		$200	200

Total Morocco (Cost $201)			200

NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Republic of Angola Via Avenir BV
6.609% (US0006M + 4.500%) due 12/07/2023 ~		$3,720	3,674
10.447% (US0006M + 7.500%) due 07/01/2023 ~		2,585	2,591

			6,265

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Sigma Bidco BV 6.320% (WIBOR03M + 3.500%) due 07/02/2025 ~	PLN	3,300	534

Total Netherlands (Cost $7,082)			6,799

NIGERIA 0.4%
CORPORATE BONDS & NOTES 0.2%
BOI Finance BV 7.500% due 02/16/2027	EUR	5,000	4,245

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Bank of Industry Ltd. 7.745% (LIBOR03M + 6.000%) due 12/14/2023 ~		$4,410	4,429

Total Nigeria (Cost $10,092)			8,674

PERU 3.3%
CORPORATE BONDS & NOTES 0.2%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	19,300	4,669

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

SOVEREIGN ISSUES 3.1%
Fondo MIVIVIENDA SA 7.000% due 02/14/2024		39,400	10,216
Peru Government International Bond
5.350% due 08/12/2040		24,400	4,778
5.400% due 08/12/2034		31,800	6,711
5.940% due 02/12/2029		8,200	1,958
6.150% due 08/12/2032		30,400	7,027
6.350% due 08/12/2028		97,350	23,984
6.900% due 08/12/2037		48,500	11,482
6.950% due 08/12/2031		1,000	248
8.200% due 08/12/2026		19,500	5,328

			71,732

Total Peru (Cost $91,208)			76,401

PHILIPPINES 0.4%
SOVEREIGN ISSUES 0.4%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	527,000	9,396
6.250% due 01/14/2036		54,000	950

Total Philippines (Cost $13,740)			10,346

POLAND 3.8%
SOVEREIGN ISSUES 3.8%
Poland Government International Bond
2.500% due 07/25/2027	PLN	16,400	2,936
2.750% due 04/25/2028		316,879	56,745
2.750% due 10/25/2029		60,900	10,435
Republic of Poland Government International Bond
0.250% due 10/25/2026		79,000	13,192
1.750% due 04/25/2032		37,900	5,428

Total Poland (Cost $111,345)			88,736

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QNB Finance Ltd.
6.800% due 03/04/2030 «	IDR	2,000,000	124
6.900% due 01/23/2025 «		100,000	6

Total Qatar (Cost $131)			130

ROMANIA 3.0%
SOVEREIGN ISSUES 3.0%
Romania Government International Bond
3.650% due 07/28/2025	RON	26,700	4,914
3.700% due 11/25/2024		27,900	5,296
4.150% due 01/26/2028		68,600	11,674
4.400% due 09/25/2023		33,900	6,839
4.500% due 06/17/2024		149,300	29,340
4.750% due 10/11/2034		27,400	4,056
4.850% due 07/25/2029		36,200	6,144
5.000% due 02/12/2029		10,300	1,784

Total Romania (Cost $88,059)			70,047

RUSSIA 1.0%
SOVEREIGN ISSUES 1.0%
Russia Government International Bond
1.125% due 11/20/2027	EUR	300	86
5.100% due 03/28/2035 ^(c)		$1,200	318
5.700% due 05/17/2028 ^(c)	RUB	1,942,000	3,178
6.900% due 07/23/2031 ^(c)		2,681,200	4,387
7.050% due 01/19/2028 ^(c)		872,100	1,427
7.100% due 10/16/2024 ^(c)		438,700	718
7.400% due 12/07/2022 ^(c)		2,500,000	4,091
7.650% due 04/10/2030 ^(c)		1,173,400	1,920
7.700% due 03/23/2033 ^(c)		2,114,400	3,460
7.950% due 10/07/2026 ^(c)		1,834,500	3,002
8.150% due 02/03/2027 ^(c)		232,400	380
8.500% due 09/17/2031 ^(c)		566,900	928

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Russia (Cost $197,040)			23,895

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond 4.500% due 08/20/2032	RSD	345,400	2,501

Total Serbia (Cost $3,864)			2,501

SOUTH AFRICA 11.5%
CORPORATE BONDS & NOTES 1.1%
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	196,700	11,869
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (f)		143,600	4,017
0.000% due 12/31/2032 (f)		363,100	4,471
6.750% due 08/06/2023		$4,100	3,782
Transnet SOC Ltd.
4.000% due 07/26/2022		1,400	1,342
10.000% due 03/30/2029	ZAR	10,500	612

			26,093

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Sasol Ltd. 0.560% - 3.663% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		$5,836	5,780

SOVEREIGN ISSUES 10.2%
South Africa Government International Bond
6.250% due 03/31/2036	ZAR	419,700	16,760
6.500% due 02/28/2041		487,700	18,415
7.000% due 02/28/2031		225,127	10,889
8.000% due 01/31/2030		606,350	32,404
8.250% due 03/31/2032		506,800	26,098
8.500% due 01/31/2037		722,400	35,113
8.750% due 01/31/2044		96,300	4,598
8.875% due 02/28/2035		149,400	7,701
9.000% due 01/31/2040		265,700	13,176
10.500% due 12/21/2026		1,115,600	72,616

			237,770

Total South Africa (Cost $320,091)			269,643

SPAIN 0.0%
CORPORATE BONDS & NOTES 0.0%
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(h)(i)	EUR	200	202

		SHARES
PREFERRED SECURITIES 0.0%
CaixaBank SA 6.000% due 07/18/2022 •(h)(i)		200,000	210

Total Spain (Cost $466)			412

		PRINCIPAL AMOUNT (000s)
SUPRANATIONAL 2.8%
CORPORATE BONDS & NOTES 2.8%
Asian Development Bank 4.700% due 03/12/2024	MXN	34,300	1,557
Asian Infrastructure Investment Bank 4.500% due 11/04/2024	IDR	250,000	16
European Bank for Reconstruction & Development 4.600% due 12/09/2025		149,930,000	9,648
International Bank for Reconstruction & Development
4.500% due 04/15/2026		307,100,000	19,519
4.600% due 02/09/2026		533,000,000	34,157
International Finance Corp. 8.000% due 10/09/2023		3,500,000	242

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Supranational (Cost $69,000)			65,139

TANZANIA 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 5.400% (EUR003M + 5.400%) due 04/26/2028 «~	EUR	5,900	6,198

Total Tanzania (Cost $6,899)			6,198

THAILAND 3.3%
SOVEREIGN ISSUES 3.3%
Thailand Government International Bond
1.585% due 12/17/2035	THB	1,199,130	27,489
1.600% due 06/17/2035		77,800	1,799
2.000% due 06/17/2042		150,900	3,219
2.875% due 06/17/2046		23,000	539
3.300% due 06/17/2038		1,266,440	34,482
3.400% due 06/17/2036		32,100	896
3.775% due 06/25/2032		315,270	9,606

Total Thailand (Cost $86,378)			78,030

TURKEY 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
SOCAR Turkey Enerji AS 3.450% (EUR003M + 3.450%) due 08/11/2026 ~	EUR	7,300	7,229

Total Turkey (Cost $8,566)			7,229

UGANDA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Uganda Government International Bond 16.250% due 11/08/2035	UGX	11,412,800	2,995

Total Uganda (Cost $3,495)			2,995

UKRAINE 0.1%
SOVEREIGN ISSUES 0.1%
Ukraine Government International Bond
7.375% due 09/25/2032		$1,800	455
7.750% due 09/01/2023		4,355	1,415

Total Ukraine (Cost $3,199)			1,870

UNITED ARAB EMIRATES 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
NMC Opco Ltd. TBD% due 03/25/2027	AED	32,858	9,086

Total United Arab Emirates (Cost $9,127)			9,086

UNITED KINGDOM 0.3%
CORPORATE BONDS & NOTES 0.3%
Barclays PLC 7.750% due 09/15/2023 •(h)(i)		$200	197
Gazprom PJSC via Gaz Finance PLC
3.000% due 06/29/2027		500	150
3.250% due 02/25/2030		300	90
Jaguar Land Rover Automotive PLC 5.875% due 11/15/2024	EUR	5,900	5,702

			6,139

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (f)	GBP	0	192

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total United Kingdom (Cost $7,772)		6,331

UNITED STATES 6.2%
ASSET-BACKED SECURITIES 3.6%
ACE Securities Corp. Home Equity Loan Trust 2.644% due 04/25/2035 •	$1,786	1,739
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.599% due 07/25/2035 •	1,800	1,730
Bear Stearns Asset-Backed Securities Trust
2.464% due 08/25/2036 •	1,096	1,069
2.524% (US0001M + 0.900%) due 03/25/2034 ~	562	546
Carrington Mortgage Loan Trust 2.674% (US0001M + 1.050%) due 05/25/2035 ~	700	685
Countrywide Asset-Backed Certificates Trust 2.209% due 06/25/2036 •	3,500	3,320
Credit-Based Asset Servicing & Securitization LLC
1.744% (US0001M + 0.120%) due 07/25/2037 ~	11	8
2.269% (US0001M + 0.645%) due 08/25/2035 ~	1,586	1,486
Credit-Based Asset Servicing and Securitization LLC 2.899% (US0001M + 1.275%) due 03/25/2046 ~	4,631	4,539
Fieldstone Mortgage Investment Trust 2.004% due 05/25/2036 •	1,786	1,293
First Franklin Mortgage Loan Trust
1.924% (US0001M + 0.300%) due 08/25/2036 ~	7,244	6,776
1.934% (US0001M + 0.310%) due 10/25/2036 ~	2,000	1,603
GSAMP Trust
1.714% (US0001M + 0.090%) due 01/25/2037 ~	1,025	660
1.924% (US0001M + 0.300%) due 12/25/2036 ~	1,603	1,503
2.449% due 05/25/2034 •	2,575	2,377
Home Equity Mortgage Loan Asset-Backed Trust 2.104% (US0001M + 0.480%) due 08/25/2036 ~	1,300	1,186
JP Morgan Mortgage Acquisition Corp. 2.209% due 05/25/2035 •	3,194	3,159
JP Morgan Mortgage Acquisition Trust 1.894% due 07/25/2036 •	3,999	3,403
Lehman XS Trust 5.111% due 01/25/2036 ^þ	3,466	3,245
Merrill Lynch Mortgage Investors Trust 2.374% (US0001M + 0.750%) due 09/25/2035 ~	2,020	1,929
Morgan Stanley ABS Capital, Inc. Trust 2.554% due 07/25/2035 •	2,915	2,859
Morgan Stanley Mortgage Loan Trust
2.104% (US0001M + 0.480%) due 12/25/2036 ~	3,454	1,598
3.336% due 11/25/2036 ^•	232	102
New Century Home Equity Loan Trust
1.784% (US0001M + 0.160%) due 08/25/2036 ~	1,895	1,837
2.269% due 12/25/2035 •	6,000	5,736
NovaStar Mortgage Funding Trust 2.374% due 06/25/2034 •	4,407	4,205
OneMain Financial Issuance Trust 4.130% due 05/14/2035	7,300	7,199
Option One Mortgage Loan Trust 1.844% due 04/25/2037 •	427	317
Residential Asset Mortgage Products Trust 2.779% (US0001M + 0.770%) due 02/25/2035 ~	1,710	1,658
Saxon Asset Securities Trust 2.024% (US0001M + 0.400%) due 09/25/2047 ~	3,956	3,745
Securitized Asset-Backed Receivables LLC Trust 2.902% due 01/25/2036 ^þ	1,885	1,553
Structured Asset Securities Corp. Mortgage Loan Trust 1.844% due 10/25/2037 •	5,938	4,002
Towd Point Mortgage Trust 2.624% (US0001M + 1.000%) due 05/25/2058 ~	491	486
WaMu Asset-Backed Certificates WaMu Trust 1.864% due 05/25/2037 •	5,202	4,538
Wells Fargo Home Equity Asset-Backed Securities Trust 2.264% due 03/25/2037 •	2,000	1,761

		83,852

	SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(d)(j)	823,266	89

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.1%
DAE Funding LLC 1.625% due 02/15/2024		$3,000	2,843
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		1,600	1,595
Republic of Colombia 1.000% due 04/28/2028 (a)	COP	102,000,000	19,296
Rio Oil Finance Trust
9.250% due 07/06/2024		$2,117	2,196
9.750% due 01/06/2027		480	512

			26,442

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		522	458
Angel Oak Mortgage Trust 0.909% due 01/25/2066 ~		4,487	4,181
Banc of America Funding Trust 2.472% due 03/20/2036 ~		19	18
BCAP LLC Trust
1.964% due 01/25/2037 ^•		193	173
3.148% due 05/26/2037 ~		2,455	2,324
Bear Stearns Adjustable Rate Mortgage Trust
2.961% due 01/25/2035 ~		4	3
3.333% due 02/25/2036 ^~		41	39
Bear Stearns ALT-A Trust
2.985% due 04/25/2037 ~		7,624	5,978
3.235% due 08/25/2036 ^~		298	237
Citigroup Mortgage Loan Trust
2.360% due 03/25/2034 ~		7	6
2.585% due 07/25/2046 ^~		27	25
3.396% due 09/25/2037 ^~		3,244	2,955
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^		58	52
Countrywide Alternative Loan Trust 1.904% due 04/25/2047 •		6,403	5,612
Countrywide Home Loan Mortgage Pass-Through Trust 2.920% due 09/25/2047 ^~		18	16
Countrywide Home Loan Reperforming REMIC Trust 1.482% due 11/25/2034 •		250	234
GreenPoint Mortgage Funding Trust 2.064% (US0001M + 0.440%) due 06/25/2045 ~		84	78
GSMPS Mortgage Loan Trust 1.974% due 01/25/2036 •		233	195
GSR Mortgage Loan Trust 2.894% due 11/25/2035 ^~		58	37
HarborView Mortgage Loan Trust
1.802% (US0001M + 0.190%) due 01/19/2038 ~		4,252	3,859
2.292% due 06/20/2035 •		382	357
2.476% (12MTA + 2.000%) due 10/19/2035 ~		332	205
3.401% due 08/19/2036 ^~		4	3
Impac CMB Trust
2.264% due 03/25/2035 •		102	96
5.730% due 01/25/2033 þ		425	424
IndyMac INDX Mortgage Loan Trust
1.804% due 02/25/2037 ^•		335	312
1.804% due 02/25/2037 •		662	655
2.264% (US0001M + 0.640%) due 07/25/2045 ~		122	100
JP Morgan Mortgage Trust 3.369% due 06/25/2036 ^~		217	168
JP Morgan Resecuritization Trust 2.500% due 03/25/2056		386	370
Luminent Mortgage Trust 1.984% (US0001M + 0.360%) due 12/25/2036 ^~		16	14
MASTR Alternative Loan Trust 2.024% due 03/25/2036 ^•		88	8
Morgan Stanley Mortgage Loan Trust 2.535% due 06/25/2036 ~		9	9
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.340% due 06/25/2036 þ		8,567	2,686
Residential Accredit Loans, Inc. Trust
1.259% due 10/25/2037 ~		1,016	937
5.096% due 02/25/2036 ^~		98	81
Residential Asset Securitization Trust 2.024% due 01/25/2046 ^•		132	44
Sequoia Mortgage Trust 2.224% due 01/20/2047 ^~		20	14

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
1.876% due 01/25/2035 ^•		34	30
3.014% due 03/25/2036 ^~		45	35
Structured Asset Mortgage Investments Trust 1.774% (US0001M + 0.150%) due 02/25/2037 ~		1,218	1,119
TBW Mortgage-Backed Trust 6.540% due 01/25/2037 ^þ		1,367	424
Thornburg Mortgage Securities Trust 4.783% due 06/25/2047 ^•		344	283
WaMu Mortgage Pass-Through Certificates Trust
1.994% due 05/25/2034 •		246	245
2.550% due 01/25/2037 ^~		52	47
2.713% due 12/25/2036 ^~		31	29
2.742% due 04/25/2037 ^~		33	31
2.856% due 09/25/2036 ^~		43	39
Wells Fargo Mortgage-Backed Securities Trust 2.494% due 10/25/2036 ~		608	579

			35,824

U.S. GOVERNMENT AGENCIES 0.0%
Uniform Mortgage-Backed Security 4.000% due 02/01/2049		29	29

		SHARES
WARRANTS 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(j)		1	0

Total United States (Cost $151,237)			146,236

		PRINCIPAL AMOUNT (000s)
VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
1MDB Global Investments Ltd. 4.400% due 03/09/2023		$5,800	5,625

Total Virgin Islands (British) (Cost $5,806)			5,625

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
12.000% due 08/26/2026	ZMW	28,500	1,186
12.000% due 03/22/2028		21,800	827
13.000% due 12/05/2026		2,600	112
15.000% due 02/16/2027		18,700	851

Total Zambia (Cost $1,758)			2,976

SHORT-TERM INSTRUMENTS 11.5%
COMMERCIAL PAPER 0.9%
Constellation Brands, Inc.
1.700% due 07/05/2022		$4,850	4,848
1.750% due 07/07/2022		7,500	7,497
International Flavors & Fragrances, Inc.
2.050% due 07/05/2022		200	200
3.000% due 07/15/2022		3,700	3,697
Molson Coors Brewing Co. 1.850% due 07/06/2022		3,050	3,049
Verizon Communications, Inc. 1.250% due 07/12/2022		600	600

			19,891

REPURCHASE AGREEMENTS (k) 0.2%			3,724

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (f)(g)	ARS	7,900	27

ISRAEL TREASURY BILLS 5.1%
0.696% due 08/03/2022 - 03/02/2023 (e)(f)	ILS	417,000	118,685

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

JAPAN TREASURY BILLS 3.0%
(0.145)% due 09/20/2022 (e)(f)	JPY	9,440,000	69,599

MALAYSIA TREASURY BILLS 0.9%
0.000% due 11/17/2022 (f)(g)	MYR	95,700	21,493

U.S. TREASURY BILLS 1.4%
0.886% due 07/26/2022 - 09/22/2022 (e)(f)(n)		$31,714	31,684

			31,684

Total Short-Term Instruments (Cost $274,259)			265,104

Total Investments in Securities (Cost $2,696,684)			2,231,856

		SHARES
INVESTMENTS IN AFFILIATES 9.4%
SHORT-TERM INSTRUMENTS 9.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.4%
PIMCO Short Asset Portfolio		3,010,945	29,441
PIMCO Short-Term Floating NAV Portfolio III		19,616,446	190,358

Total Short-Term Instruments (Cost $220,644)			219,799

Total Investments in Affiliates (Cost $220,644)			219,799

Total Investments 105.0% (Cost $2,917,328)			$2,451,655
Financial Derivative Instruments (l)(m) 0.3%(Cost or Premiums, net $318)			7,425
Other Assets and Liabilities, net (5.3)%			(123,418)

Net Assets 100.0%			$2,335,662

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
«									Security valued using significant unobservable inputs (Level 3).
µ									All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									When-issued security.
(b)									Payment in-kind security.
(c)									Security is not accruing income as of the date of this report.
(d)									Security did not produce income within the last twelve months.
(e)									Coupon represents a weighted average yield to maturity.
(f)									Zero coupon security.
(g)									Coupon represents a yield to maturity.
(h)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)									Contingent convertible security.
(j)									RESTRICTED SECURITIES:
Issuer Description						Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'						06/10/2022		$89	$89	0.00%
Constellation Oil Class 'D' - Exp. 06/10/2071						06/10/2022		0	0	0.00

								$89	$89	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$3,724	U.S. Treasury Notes 3.000% due 06/30/2024			$(3,799)	$3,724	$3,724

Total Repurchase Agreements								$(3,799)	$3,724	$3,724

Cash of $590 has been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)									Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(66,263) at a weighted average interest rate of 4.891%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2023	1.520%	$400	$3	$(5)	$(2)	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2023	1.745	1,100	8	(19)	(11)	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2026	2.327	100	(1)	(4)	(5)	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	4,900	(19)	(258)	(277)	0	(7)
Boeing Co.	1.000	Quarterly	06/20/2027	2.538	200	(4)	(9)	(13)	0	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

General Electric Co.	1.000	Quarterly	12/20/2023	0.844		1,700	(81)	85	4	0	(1)

							$(94)	$(210)	$(304)	$0	$(9)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Asia Ex-Japan 37 5-Year Index	1.000%	Quarterly		06/20/2027		$17,100	$(82)	$(228)	$(310)	$0	$(43)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day INR-MIBOR Compounded-OIS	5.750%	Annual	03/15/2024	INR	27,930,500	$(3,301)	$(1,435)	$(4,736)	$399	$0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027		385,700	171	28	199	0	(19)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		3,476,800	2,186	165	2,351	0	(387)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/16/2024	SGD	369,300	3,635	1,738	5,373	0	(177)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.250	Semi-Annual	06/15/2027		29,200	(117)	(327)	(444)	53	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.250	Semi-Annual	06/15/2032		61,880	(643)	(1,395)	(2,038)	205	0
Pay	1-Year BRL-CDI	4.020	Maturity	01/02/2023	BRL	192,900	(451)	(2,286)	(2,737)	7	0
Pay	1-Year BRL-CDI	4.030	Maturity	01/02/2023		130,200	0	(1,842)	(1,842)	5	0
Pay	1-Year BRL-CDI	4.038	Maturity	01/02/2023		31,800	0	(449)	(449)	1	0
Receive	1-Year BRL-CDI	4.045	Maturity	01/02/2023		400,900	(123)	5,379	5,256	0	(16)
Pay	1-Year BRL-CDI	4.070	Maturity	01/02/2023		113,900	0	(1,592)	(1,592)	4	0
Pay	1-Year BRL-CDI	4.100	Maturity	01/02/2023		192,600	6	(2,641)	(2,635)	7	0
Receive	1-Year BRL-CDI	4.605	Maturity	01/02/2023		100,000	0	1,196	1,196	0	(4)
Receive	1-Year BRL-CDI	4.640	Maturity	01/02/2023		136,400	0	1,612	1,612	0	(5)
Pay	1-Year BRL-CDI	4.808	Maturity	01/02/2023		96,700	0	(865)	(865)	4	0
Pay	1-Year BRL-CDI	4.950	Maturity	01/02/2023		113,000	0	(929)	(929)	4	0
Pay	1-Year BRL-CDI	5.000	Maturity	01/02/2023		82,600	111	(766)	(655)	3	0
Receive	1-Year BRL-CDI	5.150	Maturity	01/02/2023		336,800	(1,424)	3,866	2,442	0	(13)
Pay	1-Year BRL-CDI	5.250	Maturity	01/02/2023		175,800	(1)	(1,220)	(1,221)	7	0
Receive	1-Year BRL-CDI	5.350	Maturity	01/02/2023		38,300	(203)	443	240	0	(1)
Receive	1-Year BRL-CDI	5.360	Maturity	01/02/2023		3,300	(19)	38	19	0	0
Receive	1-Year BRL-CDI	5.440	Maturity	01/02/2023		56,200	(39)	333	294	0	(2)
Pay	1-Year BRL-CDI	5.745	Maturity	01/02/2023		76,400	0	(293)	(293)	3	0
Pay	1-Year BRL-CDI	5.780	Maturity	01/02/2023		9,800	0	(36)	(36)	0	0
Pay	1-Year BRL-CDI	5.920	Maturity	01/02/2023		69,300	418	(607)	(189)	3	0
Pay	1-Year BRL-CDI	6.230	Maturity	01/02/2023		50,600	75	(110)	(35)	2	0
Receive	1-Year BRL-CDI	6.335	Maturity	01/02/2023		65,600	(137)	149	12	0	(2)
Pay	1-Year BRL-CDI	6.410	Maturity	01/02/2023		224,000	0	(1,975)	(1,975)	9	0
Pay	1-Year BRL-CDI	6.675	Maturity	01/02/2023		149,500	681	(418)	263	6	0
Receive	1-Year BRL-CDI	7.195	Maturity	01/02/2023		222,100	0	1,759	1,759	0	(9)
Receive	1-Year BRL-CDI	7.260	Maturity	01/02/2023		225,500	0	1,742	1,742	0	(9)
Pay	1-Year BRL-CDI	8.418	Maturity	01/02/2023		150,000	0	(886)	(886)	6	0
Pay	1-Year BRL-CDI	9.020	Maturity	01/02/2023		51,100	(2)	1,027	1,025	2	0
Receive	1-Year BRL-CDI	10.100	Maturity	01/02/2023		27,200	0	(687)	(687)	0	(1)
Receive	1-Year BRL-CDI	4.720	Maturity	01/02/2024		379,500	2,326	6,449	8,775	0	(108)
Pay	1-Year BRL-CDI	4.870	Maturity	01/02/2024		360,900	(717)	(7,236)	(7,953)	102	0
Receive	1-Year BRL-CDI	5.100	Maturity	01/02/2024		119,100	57	2,476	2,533	0	(34)
Receive	1-Year BRL-CDI	5.135	Maturity	01/02/2024		55,100	0	1,261	1,261	0	(16)
Receive	1-Year BRL-CDI	5.160	Maturity	01/02/2024		171,600	0	3,606	3,606	0	(49)
Pay	1-Year BRL-CDI	5.680	Maturity	01/02/2024		429,300	619	(7,342)	(6,723)	119	0
Pay	1-Year BRL-CDI	6.090	Maturity	01/02/2024		27,800	0	(519)	(519)	8	0
Pay	1-Year BRL-CDI	7.310	Maturity	01/02/2024		35,100	0	(551)	(551)	10	0
Pay	1-Year BRL-CDI	7.775	Maturity	01/02/2024		100,700	0	(1,417)	(1,417)	28	0
Receive	1-Year BRL-CDI	7.790	Maturity	01/02/2024		37,400	(20)	541	521	0	(10)
Pay	1-Year BRL-CDI	9.105	Maturity	01/02/2024		85,800	0	(851)	(851)	23	0
Pay	1-Year BRL-CDI	9.660	Maturity	01/02/2024		73,000	0	(647)	(647)	20	0
Pay	1-Year BRL-CDI	9.745	Maturity	01/02/2024		100,600	0	(829)	(829)	27	0
Pay	1-Year BRL-CDI	9.780	Maturity	01/02/2024		103,900	0	(864)	(864)	28	0
Pay	1-Year BRL-CDI	9.880	Maturity	01/02/2024		71,100	64	(602)	(538)	19	0
Pay	1-Year BRL-CDI	10.665	Maturity	01/02/2024		5,200	0	(33)	(33)	1	0
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		20,000	0	(122)	(122)	5	0
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		168,700	0	(990)	(990)	45	0
Pay	1-Year BRL-CDI	10.898	Maturity	01/02/2024		170,500	0	(986)	(986)	46	0
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		12,550	0	(67)	(67)	3	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		39,400	0	(198)	(198)	11	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	1-Year BRL-CDI	11.148	Maturity	01/02/2024		9,900	0	(47)	(47)	3	0
Receive	1-Year BRL-CDI	11.505	Maturity	01/02/2024		122,800	0	496	496	0	(33)
Receive	1-Year BRL-CDI	11.530	Maturity	01/02/2024		405,200	0	1,609	1,609	0	(108)
Receive	1-Year BRL-CDI	11.535	Maturity	01/02/2024		134,100	0	530	530	0	(36)
Receive	1-Year BRL-CDI	11.540	Maturity	01/02/2024		121,900	0	480	480	0	(33)
Receive	1-Year BRL-CDI	11.543	Maturity	01/02/2024		122,800	0	483	483	0	(33)
Pay	1-Year BRL-CDI	12.290	Maturity	01/02/2024		139,100	0	(98)	(98)	37	0
Pay	1-Year BRL-CDI	5.710	Maturity	01/02/2025		37,800	0	(868)	(868)	18	0
Pay	1-Year BRL-CDI	6.010	Maturity	01/02/2025		30,300	0	(621)	(621)	15	0
Pay	1-Year BRL-CDI	6.030	Maturity	01/02/2025		19,400	1	(384)	(383)	9	0
Receive	1-Year BRL-CDI	6.050	Maturity	01/02/2025		140,500	692	2,138	2,830	0	(68)
Pay	1-Year BRL-CDI	6.230	Maturity	01/02/2025		101,500	0	(1,852)	(1,852)	49	0
Pay	1-Year BRL-CDI	6.710	Maturity	01/02/2025		116,700	(103)	(1,531)	(1,634)	55	0
Receive	1-Year BRL-CDI	6.810	Maturity	01/02/2025		238,100	43	3,110	3,153	0	(112)
Receive	1-Year BRL-CDI	7.170	Maturity	01/02/2025		20,700	0	406	406	0	(10)
Pay	1-Year BRL-CDI	7.190	Maturity	01/02/2025		78,000	0	(954)	(954)	37	0
Pay	1-Year BRL-CDI	7.480	Maturity	01/02/2025		113,000	8	(881)	(873)	52	0
Pay	1-Year BRL-CDI	10.330	Maturity	01/02/2025		150,300	86	2,916	3,002	64	0
Receive	1-Year BRL-CDI	10.685	Maturity	01/02/2025		137,000	0	(2,664)	(2,664)	0	(58)
Pay	1-Year BRL-CDI	11.315	Maturity	01/02/2025		168,900	0	(778)	(778)	78	0
Pay	1-Year BRL-CDI	12.105	Maturity	01/02/2025		157,700	0	(307)	(307)	72	0
Pay	1-Year BRL-CDI	12.425	Maturity	01/02/2025		312,200	0	(266)	(266)	142	0
Pay	1-Year BRL-CDI	12.740	Maturity	01/02/2025		113,200	0	42	42	42	0
Pay	1-Year BRL-CDI	12.850	Maturity	01/02/2025		171,400	0	95	95	77	0
Pay	1-Year BRL-CDI	12.950	Maturity	01/02/2025		55,900	0	49	49	25	0
Receive	1-Year BRL-CDI	6.020	Maturity	01/04/2027		20,300	0	707	707	0	(15)
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027		245,300	(2,299)	(5,539)	(7,838)	182	0
Receive	1-Year BRL-CDI	6.180	Maturity	01/04/2027		31,200	37	948	985	0	(23)
Receive	1-Year BRL-CDI	6.245	Maturity	01/04/2027		130,200	(120)	4,355	4,235	0	(97)
Receive	1-Year BRL-CDI	6.250	Maturity	01/04/2027		24,100	0	740	740	0	(18)
Pay	1-Year BRL-CDI	6.350	Maturity	01/04/2027		81,700	0	(2,817)	(2,817)	62	0
Pay	1-Year BRL-CDI	6.450	Maturity	01/04/2027		114,200	(954)	(2,364)	(3,318)	83	0
Receive	1-Year BRL-CDI	6.500	Maturity	01/04/2027		44,500	0	1,333	1,333	0	(33)
Receive	1-Year BRL-CDI	6.510	Maturity	01/04/2027		86,200	0	2,456	2,456	0	(62)
Receive	1-Year BRL-CDI	6.520	Maturity	01/04/2027		35,000	(153)	1,112	959	0	(25)
Receive	1-Year BRL-CDI	6.535	Maturity	01/04/2027		18,600	0	526	526	0	(13)
Receive	1-Year BRL-CDI	6.550	Maturity	01/04/2027		51,800	0	1,432	1,432	0	(37)
Pay	1-Year BRL-CDI	6.950	Maturity	01/04/2027		13,000	5	(303)	(298)	9	0
Pay	1-Year BRL-CDI	6.990	Maturity	01/04/2027		58,900	0	(1,328)	(1,328)	41	0
Pay	1-Year BRL-CDI	7.115	Maturity	01/04/2027		60,400	0	(1,295)	(1,295)	41	0
Receive	1-Year BRL-CDI	7.170	Maturity	01/04/2027		104,600	3	2,163	2,166	0	(71)
Pay	1-Year BRL-CDI	7.305	Maturity	01/04/2027		28,000	0	(550)	(550)	19	0
Pay	1-Year BRL-CDI	7.650	Maturity	01/04/2027		23,000	0	(423)	(423)	15	0
Receive	1-Year BRL-CDI	7.770	Maturity	01/04/2027		113,500	0	2,795	2,795	0	(80)
Pay	1-Year BRL-CDI	7.800	Maturity	01/04/2027		18,000	25	(289)	(264)	12	0
Pay	1-Year BRL-CDI	8.355	Maturity	01/04/2027		26,900	0	(593)	(593)	19	0
Pay	1-Year BRL-CDI	8.450	Maturity	01/04/2027		54,600	14	(1,181)	(1,167)	37	0
Receive	1-Year BRL-CDI	8.635	Maturity	01/04/2027		61,100	0	430	430	0	(37)
Pay	1-Year BRL-CDI	8.640	Maturity	01/04/2027		131,800	443	(1,364)	(921)	80	0
Receive	1-Year BRL-CDI	8.750	Maturity	01/04/2027		153,500	(203)	2,892	2,689	0	(102)
Pay	1-Year BRL-CDI	8.805	Maturity	01/04/2027		22,500	0	(440)	(440)	15	0
Pay	1-Year BRL-CDI	9.250	Maturity	01/04/2027		40,600	(2)	(674)	(676)	27	0
Pay	1-Year BRL-CDI	9.600	Maturity	01/04/2027		70,800	(4)	361	357	38	0
Pay	1-Year BRL-CDI	10.000	Maturity	01/04/2027		20,000	(5)	(235)	(240)	13	0
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		30,600	0	(348)	(348)	19	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		8,500	0	(103)	(103)	5	0
Receive	1-Year BRL-CDI	10.300	Maturity	01/04/2027		129,700	7	(1,146)	(1,139)	0	(67)
Pay	1-Year BRL-CDI	10.995	Maturity	01/04/2027		65,600	0	(504)	(504)	40	0
Pay	1-Year BRL-CDI	11.020	Maturity	01/04/2027		52,000	0	(392)	(392)	32	0
Pay	1-Year BRL-CDI	11.045	Maturity	01/04/2027		63,700	0	(471)	(471)	39	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		98,900	0	(730)	(730)	60	0
Pay	1-Year BRL-CDI	11.050	Maturity	01/04/2027		70,400	0	(519)	(519)	43	0
Pay	1-Year BRL-CDI	11.055	Maturity	01/04/2027		64,200	0	(471)	(471)	39	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/04/2027		65,600	0	(478)	(478)	40	0
Pay	1-Year BRL-CDI	11.080	Maturity	01/04/2027		77,200	0	(572)	(572)	47	0
Pay	1-Year BRL-CDI	11.130	Maturity	01/04/2027		31,900	0	(227)	(227)	19	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/04/2027		38,200	0	(270)	(270)	23	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		40,000	0	(258)	(258)	24	0
Receive	3-Month CNY-CNREPOFIX	2.787	Quarterly	03/17/2025	CNY	67,400	(132)	24	(108)	0	(4)
Pay	3-Month CNY-CNREPOFIX	1.955	Quarterly	09/16/2025		61,600	(152)	15	(137)	6	0
Pay	3-Month CNY-CNREPOFIX	2.620	Quarterly	12/16/2025		41,900	(17)	47	30	4	0
Receive	3-Month CNY-CNREPOFIX	2.735	Quarterly	12/16/2025		41,700	(77)	22	(55)	0	(4)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027		337,600	152	(325)	(173)	49	0
Receive	3-Month COP-IBR Compounded-OIS	7.490	Maturity	02/15/2023	COP	66,630,000	0	(119)	(119)	0	(156)
Pay	3-Month COP-IBR Compounded-OIS	2.510	Quarterly	07/28/2023		39,078,000	(318)	(415)	(733)	3	0
Receive	3-Month COP-IBR Compounded-OIS	7.560	Quarterly	02/14/2024		84,237,000	0	582	582	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	6.885	Quarterly	01/31/2025		47,566,000	0	666	666	0	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	7.500	Quarterly	02/15/2025	23,987,000	0	257	257	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.855	Quarterly	02/22/2025	59,669,600	0	521	521	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	4.360	Quarterly	03/30/2025	14,823,000	0	442	442	10	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	04/08/2025	56,805,800	0	405	405	0	(2)
Receive(5)	3-Month COP-IBR Compounded-OIS	9.470	Quarterly	07/01/2025	18,349,000	0	(4)	(4)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	3.240	Quarterly	10/15/2025	29,337,000	0	(1,260)	(1,260)	2	0
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	11/26/2025	30,546,000	0	1,152	1,152	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	4.075	Quarterly	11/26/2025	12,151,300	0	455	455	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	4.090	Quarterly	11/26/2025	7,395,000	0	276	276	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	4.651	Quarterly	11/26/2025	53,000,800	0	(1,764)	(1,764)	4	0
Receive	3-Month COP-IBR Compounded-OIS	4.690	Quarterly	11/26/2025	13,228,400	0	437	437	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	5.670	Quarterly	11/26/2025	38,457,600	0	(996)	(996)	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.720	Quarterly	11/26/2025	57,572,400	0	220	220	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	9.270	Quarterly	11/26/2025	44,689,000	0	30	30	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	3.125	Quarterly	01/15/2026	8,804,000	0	408	408	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	3.060	Quarterly	02/05/2026	13,065,000	156	459	615	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.660	Quarterly	08/26/2026	20,500,000	0	262	262	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	7.860	Quarterly	08/26/2026	14,905,300	0	165	165	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	5.780	Quarterly	10/04/2026	23,259,300	0	(676)	(676)	4	0
Pay	3-Month COP-IBR Compounded-OIS	5.880	Quarterly	10/13/2026	8,500,000	0	(241)	(241)	1	0
Receive	3-Month COP-IBR Compounded-OIS	6.640	Quarterly	01/11/2027	40,571,200	0	900	900	0	(10)
Receive	3-Month COP-IBR Compounded-OIS	6.705	Quarterly	01/11/2027	36,319,600	0	783	783	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	7.040	Quarterly	01/25/2027	6,295,500	0	118	118	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.130	Quarterly	01/31/2027	17,136,000	0	308	308	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	7.140	Quarterly	02/01/2027	32,209,700	0	577	577	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	7.080	Quarterly	02/02/2027	9,409,900	0	174	174	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	7.585	Quarterly	02/14/2027	37,305,000	0	(521)	(521)	10	0
Pay	3-Month COP-IBR Compounded-OIS	8.200	Quarterly	03/11/2027	44,051,000	0	(384)	(384)	13	0
Pay	3-Month COP-IBR Compounded-OIS	8.240	Quarterly	03/15/2027	17,281,500	0	(145)	(145)	5	0
Pay	3-Month COP-IBR Compounded-OIS	8.560	Quarterly	03/30/2027	4,965,500	0	(28)	(28)	11	0
Pay	3-Month COP-IBR Compounded-OIS	8.686	Quarterly	03/30/2027	29,556,300	0	(134)	(134)	69	0
Pay	3-Month COP-IBR Compounded-OIS	8.320	Quarterly	03/31/2027	11,455,000	0	(90)	(90)	24	0
Receive	3-Month COP-IBR Compounded-OIS	7.890	Quarterly	04/08/2027	22,333,800	0	236	236	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	7.913	Quarterly	04/08/2027	34,375,800	0	355	355	0	(11)
Receive	3-Month COP-IBR Compounded-OIS	7.940	Quarterly	04/08/2027	17,303,300	0	174	174	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	5.175	Quarterly	05/28/2027	7,181,000	0	(271)	(271)	2	0
Receive	3-Month COP-IBR Compounded-OIS	4.030	Quarterly	06/19/2027	12,067,300	0	591	591	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	3.975	Quarterly	06/23/2027	11,131,100	0	551	551	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	3.680	Quarterly	11/03/2027	10,150,000	0	565	565	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	3.690	Quarterly	11/03/2027	10,389,200	0	577	577	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	6.140	Quarterly	11/03/2027	52,156,800	0	1,559	1,559	0	(20)
Pay	3-Month COP-IBR Compounded-OIS	6.214	Quarterly	11/03/2027	10,551,700	0	(307)	(307)	4	0
Receive	3-Month COP-IBR Compounded-OIS	6.260	Quarterly	11/03/2027	20,690,000	0	592	592	0	(8)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	6.290	Quarterly	11/03/2027		20,690,000	0	586	586	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	6.380	Quarterly	11/03/2027		5,550,600	0	152	152	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	6.650	Quarterly	11/03/2027		36,209,000	0	889	889	0	(14)
Receive	3-Month COP-IBR Compounded-OIS	6.355	Quarterly	11/18/2027		5,576,100	0	155	155	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.090	Quarterly	04/28/2028		16,249,500	0	340	340	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	7.130	Quarterly	04/28/2028		5,743,300	0	118	118	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.140	Quarterly	04/28/2028		17,230,000	0	351	351	0	(7)
Pay	3-Month COP-IBR Compounded-OIS	5.260	Quarterly	05/05/2028		18,900,000	0	(784)	(784)	7	0
Receive	3-Month COP-IBR Compounded-OIS	7.380	Quarterly	01/21/2029		9,663,000	0	182	182	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	7.880	Quarterly	04/08/2029		28,279,000	0	356	356	0	(15)
Pay	3-Month COP-IBR Compounded-OIS	8.890	Quarterly	05/12/2029		34,381,000	0	(24)	(24)	20	0
Pay	3-Month COP-IBR Compounded-OIS	4.340	Quarterly	07/29/2030		30,381,200	0	(1,951)	(1,951)	14	0
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031		34,133,000	1,066	1,302	2,368	0	(14)
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031		13,423,000	0	942	942	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	5.950	Quarterly	03/26/2031		25,411,800	0	1,115	1,115	0	(13)
Pay	3-Month COP-IBR Compounded-OIS	6.560	Quarterly	03/26/2031		1,950,000	0	(68)	(68)	1	0
Receive	3-Month COP-IBR Compounded-OIS	5.805	Quarterly	08/02/2031		7,024,000	0	331	331	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	6.630	Quarterly	10/07/2031		3,234,000	0	(113)	(113)	2	0
Pay	3-Month COP-IBR Compounded-OIS	6.660	Quarterly	10/07/2031		1,600,000	0	(55)	(55)	1	0
Pay	3-Month COP-IBR Compounded-OIS	6.690	Quarterly	10/07/2031		1,600,000	0	(54)	(54)	1	0
Receive	3-Month ILS-TELBOR	3.210	Annual	06/17/2025	ILS	30,400	(75)	(63)	(138)	0	(36)
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	106,166,400	(1,230)	(4,838)	(6,068)	181	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		53,171,800	1,298	4,146	5,444	0	(224)
Receive	3-Month PLN-WIBOR	5.470	Annual	04/08/2027	PLN	76,800	0	916	916	0	(228)
Receive	3-Month PLN-WIBOR	5.550	Annual	04/08/2027		48,000	0	537	537	0	(143)
Receive	3-Month PLN-WIBOR	5.575	Annual	04/08/2027		48,000	0	526	526	0	(143)
Pay	3-Month PLN-WIBOR	5.985	Annual	04/13/2027		72,100	0	(551)	(551)	219	0
Pay	3-Month PLN-WIBOR	6.010	Annual	04/13/2027		72,100	0	(535)	(535)	219	0
Receive	3-Month PLN-WIBOR	5.870	Annual	04/22/2027		75,600	0	665	665	0	(235)
Receive	3-Month PLN-WIBOR	5.960	Annual	04/25/2027		82,900	0	662	662	0	(259)
Receive	3-Month PLN-WIBOR	6.210	Annual	04/26/2027		24,279	0	138	138	0	(77)
Pay	3-Month PLN-WIBOR	6.755	Annual	05/10/2027		90,100	0	(104)	(104)	299	0
Pay	3-Month PLN-WIBOR	6.940	Annual	06/09/2027		120,100	3	53	56	422	0
Pay	3-Month PLN-WIBOR	7.725	Annual	06/23/2027		111,700	204	640	844	408	0
Receive	3-Month PLN-WIBOR	6.725	Annual	06/27/2027		26,300	0	41	41	0	(94)
Pay	3-Month PLN-WIBOR	6.843	Annual	06/28/2027		68,000	0	(35)	(35)	244	0
Receive	3-Month PLN-WIBOR	7.310	Annual	06/30/2027		47,200	0	(176)	(176)	0	(176)
Pay	3-Month ZAR-JIBAR	7.020	Quarterly	07/26/2023	ZAR	16,200	0	10	10	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023		229,900	(254)	351	97	4	0
Receive	3-Month ZAR-JIBAR	5.750	Quarterly	03/02/2024		1,058,200	7	1,318	1,325	0	(34)
Receive	3-Month ZAR-JIBAR	6.124	Quarterly	03/08/2024		702,300	0	629	629	0	(22)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		31,400	8	30	38	1	0
Receive	3-Month ZAR-JIBAR	7.600	Quarterly	06/19/2024		230,100	(197)	98	(99)	0	(6)
Pay	3-Month ZAR-JIBAR	5.255	Quarterly	07/09/2025		162,400	9	(642)	(633)	1	0
Receive	3-Month ZAR-JIBAR	4.970	Quarterly	07/21/2025		117,400	0	525	525	0	(1)
Receive	3-Month ZAR-JIBAR	4.980	Quarterly	07/21/2025		124,100	0	553	553	0	(1)
Pay	3-Month ZAR-JIBAR	5.105	Quarterly	12/02/2025		76,900	2	(383)	(381)	0	0
Receive	3-Month ZAR-JIBAR	6.200	Quarterly	03/08/2026		358,300	(73)	1,228	1,155	4	0
Pay	3-Month ZAR-JIBAR	5.757	Quarterly	04/14/2026		260,000	0	(1,069)	(1,069)	0	(6)
Pay	3-Month ZAR-JIBAR	5.700	Quarterly	04/21/2026		70,100	0	(299)	(299)	0	(2)
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		162,400	28	(782)	(754)	0	(4)
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		55,200	0	(266)	(266)	0	(2)
Pay	3-Month ZAR-JIBAR	7.470	Quarterly	07/26/2026		58,070	0	(40)	(40)	0	(2)
Pay	3-Month ZAR-JIBAR	5.739	Quarterly	07/28/2026		95,700	(18)	(422)	(440)	0	(3)
Pay	3-Month ZAR-JIBAR	5.375	Quarterly	10/20/2026		63,200	(205)	(161)	(366)	0	(3)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		257,500	179	(893)	(714)	0	(13)
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	01/04/2027		254,700	(114)	(711)	(825)	0	(19)
Pay	3-Month ZAR-JIBAR	6.555	Quarterly	02/16/2027		397,500	0	(1,381)	(1,381)	0	(27)
Pay	3-Month ZAR-JIBAR	6.956	Quarterly	03/11/2027		180,200	0	(488)	(488)	0	(14)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		103,200	0	200	200	9	0
Receive	3-Month ZAR-JIBAR	7.210	Quarterly	04/22/2027		79,300	0	152	152	7	0
Pay	3-Month ZAR-JIBAR	7.751	Quarterly	05/10/2027		661,352	0	(438)	(438)	0	(55)
Receive	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		14,200	3	26	29	3	0
Receive	3-Month ZAR-JIBAR	7.460	Quarterly	03/06/2030		70,800	0	310	310	21	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	3-Month ZAR-JIBAR	7.490	Quarterly	03/06/2030		70,700	0	302	302	21	0
Receive	6-Month CLP-CHILIBOR	9.540	Maturity	05/13/2023	CLP	18,473,000	0	30	30	0	(3)
Receive	6-Month CLP-CHILIBOR	5.110	Semi-Annual	12/14/2023		11,759,600	0	688	688	0	(4)
Receive	6-Month CLP-CHILIBOR	5.170	Semi-Annual	12/14/2023		4,899,800	0	282	282	0	(2)
Pay	6-Month CLP-CHILIBOR	1.040	Semi-Annual	12/17/2023		862,000	0	(104)	(104)	0	0
Pay	6-Month CLP-CHILIBOR	5.785	Semi-Annual	01/06/2024		15,769,400	0	(825)	(825)	4	0
Receive	6-Month CLP-CHILIBOR	7.970	Semi-Annual	06/28/2024		25,713,000	0	224	224	0	(3)
Pay(5)	6-Month CLP-CHILIBOR	8.280	Semi-Annual	07/05/2024		40,003,000	(26)	(92)	(118)	0	(92)
Receive	6-Month CLP-CHILIBOR	2.585	Semi-Annual	12/04/2024		6,691,000	0	895	895	0	(4)
Receive	6-Month CLP-CHILIBOR	2.590	Semi-Annual	12/04/2024		6,788,000	0	907	907	0	(4)
Receive	6-Month CLP-CHILIBOR	2.635	Semi-Annual	12/04/2024		5,363,000	0	711	711	0	(5)
Receive	6-Month CLP-CHILIBOR	2.650	Semi-Annual	12/04/2024		5,495,000	0	726	726	0	(5)
Pay	6-Month CLP-CHILIBOR	2.780	Semi-Annual	12/09/2024		5,551,000	0	(716)	(716)	4	0
Pay	6-Month CLP-CHILIBOR	2.510	Semi-Annual	01/14/2025		18,107,800	0	(2,814)	(2,814)	22	0
Pay	6-Month CLP-CHILIBOR	5.880	Semi-Annual	01/14/2025		4,187,400	0	(228)	(228)	5	0
Pay	6-Month CLP-CHILIBOR	2.393	Semi-Annual	02/05/2025		10,950,000	0	(1,730)	(1,730)	24	0
Receive	6-Month CLP-CHILIBOR	5.770	Semi-Annual	02/08/2025		30,109,000	0	1,723	1,723	0	(72)
Receive	6-Month CLP-CHILIBOR	6.335	Semi-Annual	02/10/2025		7,500,000	0	302	302	0	(19)
Receive	6-Month CLP-CHILIBOR	6.350	Semi-Annual	02/10/2025		11,308,000	0	451	451	0	(27)
Receive	6-Month CLP-CHILIBOR	6.315	Semi-Annual	02/11/2025		14,226,000	0	581	581	0	(36)
Receive	6-Month CLP-CHILIBOR	6.350	Semi-Annual	02/11/2025		27,605,200	0	1,098	1,098	0	(70)
Pay	6-Month CLP-CHILIBOR	2.420	Semi-Annual	02/24/2025		424,000	0	(66)	(66)	1	0
Receive	6-Month CLP-CHILIBOR	1.020	Semi-Annual	03/01/2025		2,779,000	0	550	550	0	(9)
Receive	6-Month CLP-CHILIBOR	1.025	Semi-Annual	03/01/2025		2,895,000	0	573	573	0	(9)
Receive	6-Month CLP-CHILIBOR	1.030	Semi-Annual	03/01/2025		3,709,000	0	733	733	0	(12)
Pay	6-Month CLP-CHILIBOR	1.470	Semi-Annual	03/01/2025		5,410,000	0	(999)	(999)	16	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	03/01/2025		120,000	0	11	11	0	0
Receive	6-Month CLP-CHILIBOR	5.130	Semi-Annual	03/01/2025		2,805,000	0	212	212	0	(9)
Pay	6-Month CLP-CHILIBOR	5.940	Semi-Annual	03/01/2025		2,280,000	0	(116)	(116)	8	0
Receive	6-Month CLP-CHILIBOR	1.935	Semi-Annual	03/10/2025		5,462,900	0	931	931	0	(16)
Receive	6-Month CLP-CHILIBOR	1.940	Semi-Annual	03/10/2025		2,731,300	0	465	465	0	(9)
Receive	6-Month CLP-CHILIBOR	1.840	Semi-Annual	03/13/2025		3,911,000	0	677	677	0	(12)
Pay	6-Month CLP-CHILIBOR	7.280	Semi-Annual	03/21/2025		19,906,000	0	(241)	(241)	57	0
Pay	6-Month CLP-CHILIBOR	7.325	Semi-Annual	03/23/2025		13,429,000	0	(145)	(145)	36	0
Receive	6-Month CLP-CHILIBOR	6.625	Semi-Annual	04/04/2025		12,527,000	0	396	396	0	(31)
Receive	6-Month CLP-CHILIBOR	6.628	Semi-Annual	04/04/2025		18,374,000	0	580	580	0	(45)
Receive	6-Month CLP-CHILIBOR	6.670	Semi-Annual	04/05/2025		12,078,000	0	365	365	0	(30)
Pay	6-Month CLP-CHILIBOR	7.690	Semi-Annual	05/10/2025		12,355,900	0	6	6	18	0
Pay	6-Month CLP-CHILIBOR	7.540	Semi-Annual	06/13/2025		8,528,400	0	(19)	(19)	4	0
Pay	6-Month CLP-CHILIBOR	7.550	Semi-Annual	06/13/2025		8,556,000	0	(17)	(17)	4	0
Receive	6-Month CLP-CHILIBOR	7.550	Semi-Annual	06/23/2025		5,454,000	0	6	6	0	(2)
Pay	6-Month CLP-CHILIBOR	7.600	Semi-Annual	06/23/2025		5,288,000	0	2	2	3	0
Pay	6-Month CLP-CHILIBOR	3.030	Semi-Annual	07/19/2025		9,027,900	0	(1,362)	(1,362)	15	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	6-Month CLP-CHILIBOR	1.150	Semi-Annual	07/24/2025	8,009,500	0	(1,724)	(1,724)	17	0
Pay(5)	6-Month CLP-CHILIBOR	7.214	Semi-Annual	09/21/2025	10,690,000	0	(9)	(9)	1	0
Pay	6-Month CLP-CHILIBOR	1.740	Semi-Annual	12/09/2025	3,515,000	0	(662)	(662)	4	0
Pay	6-Month CLP-CHILIBOR	2.580	Semi-Annual	02/05/2026	4,380,000	0	(780)	(780)	13	0
Receive	6-Month CLP-CHILIBOR	1.780	Semi-Annual	02/17/2026	4,295,000	0	895	895	0	(15)
Receive	6-Month CLP-CHILIBOR	1.785	Semi-Annual	02/17/2026	1,952,000	0	407	407	0	(7)
Receive	6-Month CLP-CHILIBOR	1.790	Semi-Annual	02/17/2026	7,481,000	0	1,557	1,557	0	(24)
Receive	6-Month CLP-CHILIBOR	2.640	Semi-Annual	03/01/2026	521,000	0	91	91	0	(2)
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	03/01/2026	4,300,000	0	317	317	0	(16)
Pay	6-Month CLP-CHILIBOR	6.850	Semi-Annual	03/01/2026	7,305,000	0	(97)	(97)	23	0
Receive	6-Month CLP-CHILIBOR	2.305	Semi-Annual	03/10/2026	3,676,500	0	689	689	0	(14)
Receive	6-Month CLP-CHILIBOR	2.325	Semi-Annual	03/10/2026	2,451,100	0	457	457	0	(9)
Receive	6-Month CLP-CHILIBOR	6.860	Semi-Annual	03/18/2026	6,947,600	0	84	84	0	(25)
Pay	6-Month CLP-CHILIBOR	1.950	Semi-Annual	05/05/2026	617,300	0	(123)	(123)	2	0
Receive	6-Month CLP-CHILIBOR	3.530	Semi-Annual	07/06/2026	2,555,000	0	386	386	0	(4)
Receive	6-Month CLP-CHILIBOR	3.530	Semi-Annual	08/06/2026	3,039,900	0	455	455	0	(11)
Receive	6-Month CLP-CHILIBOR	2.320	Semi-Annual	08/30/2026	1,629,900	0	325	325	0	(7)
Pay	6-Month CLP-CHILIBOR	4.660	Semi-Annual	09/14/2026	4,018,300	0	(403)	(403)	17	0
Pay	6-Month CLP-CHILIBOR	5.530	Semi-Annual	10/13/2026	2,000,000	0	(126)	(126)	8	0
Pay	6-Month CLP-CHILIBOR	4.870	Semi-Annual	11/15/2026	3,446,000	0	(309)	(309)	11	0
Receive	6-Month CLP-CHILIBOR	5.045	Semi-Annual	12/14/2026	1,657,400	0	133	133	0	(4)
Pay	6-Month CLP-CHILIBOR	2.665	Semi-Annual	01/07/2027	5,000,000	0	(1,000)	(1,000)	15	0
Pay	6-Month CLP-CHILIBOR	5.865	Semi-Annual	01/14/2027	3,149,200	0	(152)	(152)	11	0
Pay	6-Month CLP-CHILIBOR	5.890	Semi-Annual	01/14/2027	1,692,400	0	(80)	(80)	6	0
Pay	6-Month CLP-CHILIBOR	2.680	Semi-Annual	01/22/2027	6,630,000	0	(1,317)	(1,317)	24	0
Pay	6-Month CLP-CHILIBOR	5.550	Semi-Annual	01/25/2027	10,577,400	0	(667)	(667)	42	0
Pay	6-Month CLP-CHILIBOR	5.610	Semi-Annual	02/08/2027	9,534,000	0	(570)	(570)	44	0
Pay	6-Month CLP-CHILIBOR	6.030	Semi-Annual	02/10/2027	7,150,000	0	(285)	(285)	34	0
Pay	6-Month CLP-CHILIBOR	6.055	Semi-Annual	02/10/2027	4,880,000	0	(189)	(189)	23	0
Pay	6-Month CLP-CHILIBOR	5.975	Semi-Annual	02/11/2027	8,991,000	0	(381)	(381)	44	0
Pay	6-Month CLP-CHILIBOR	6.000	Semi-Annual	02/11/2027	17,541,900	0	(723)	(723)	84	0
Pay	6-Month CLP-CHILIBOR	6.130	Semi-Annual	02/16/2027	4,147,000	0	(145)	(145)	21	0
Pay	6-Month CLP-CHILIBOR	6.270	Semi-Annual	03/02/2027	2,047,400	0	(58)	(58)	11	0
Pay	6-Month CLP-CHILIBOR	6.195	Semi-Annual	03/04/2027	5,611,300	0	(177)	(177)	31	0
Receive	6-Month CLP-CHILIBOR	6.120	Semi-Annual	03/08/2027	2,926,700	0	103	103	0	(16)
Receive	6-Month CLP-CHILIBOR	6.300	Semi-Annual	03/11/2027	10,308,200	0	275	275	0	(56)
Receive	6-Month CLP-CHILIBOR	6.350	Semi-Annual	03/15/2027	3,790,000	0	93	93	0	(21)
Receive	6-Month CLP-CHILIBOR	6.635	Semi-Annual	03/23/2027	4,265,000	0	48	48	0	(23)
Pay	6-Month CLP-CHILIBOR	6.480	Semi-Annual	04/01/2027	2,780,000	0	(52)	(52)	15	0
Pay	6-Month CLP-CHILIBOR	6.495	Semi-Annual	04/01/2027	2,529,000	0	(46)	(46)	13	0
Pay	6-Month CLP-CHILIBOR	6.350	Semi-Annual	04/04/2027	3,967,000	0	(98)	(98)	21	0
Pay	6-Month CLP-CHILIBOR	6.333	Semi-Annual	04/05/2027	3,748,000	0	(96)	(96)	19	0
Receive	6-Month CLP-CHILIBOR	7.040	Semi-Annual	05/10/2027	4,118,600	0	(33)	(33)	0	(18)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	6-Month CLP-CHILIBOR	6.386	Semi-Annual	05/24/2027	14,751,600	0	(319)	(319)	60	0
Pay	6-Month CLP-CHILIBOR	6.360	Semi-Annual	05/25/2027	4,822,400	0	(110)	(110)	20	0
Pay	6-Month CLP-CHILIBOR	6.380	Semi-Annual	06/03/2027	9,510,000	(27)	(175)	(202)	37	0
Pay	6-Month CLP-CHILIBOR	1.684	Semi-Annual	06/04/2027	11,074,300	0	(2,634)	(2,634)	41	0
Pay	6-Month CLP-CHILIBOR	1.715	Semi-Annual	06/04/2027	2,208,900	0	(522)	(522)	9	0
Receive	6-Month CLP-CHILIBOR	7.110	Semi-Annual	06/15/2027	5,236,000	0	(68)	(68)	0	(19)
Receive	6-Month CLP-CHILIBOR	7.150	Semi-Annual	06/15/2027	12,107,000	0	(180)	(180)	0	(42)
Receive	6-Month CLP-CHILIBOR	7.160	Semi-Annual	06/16/2027	36,841,000	0	(567)	(567)	0	(131)
Pay	6-Month CLP-CHILIBOR	7.160	Semi-Annual	06/22/2027	4,309,700	0	68	68	15	0
Receive	6-Month CLP-CHILIBOR	6.800	Semi-Annual	06/23/2027	3,305,000	0	2	2	0	(12)
Pay	6-Month CLP-CHILIBOR	6.900	Semi-Annual	06/23/2027	3,305,000	0	13	13	12	0
Pay	6-Month CLP-CHILIBOR	6.470	Semi-Annual	06/28/2027	11,080,000	0	(171)	(171)	37	0
Pay(5)	6-Month CLP-CHILIBOR	6.800	Semi-Annual	07/05/2027	7,948,000	0	(6)	(6)	0	(6)
Receive	6-Month CLP-CHILIBOR	3.475	Semi-Annual	07/19/2027	6,223,300	0	1,054	1,054	0	(30)
Receive	6-Month CLP-CHILIBOR	2.260	Semi-Annual	09/10/2027	9,763,700	0	2,241	2,241	0	(62)
Receive	6-Month CLP-CHILIBOR	1.947	Semi-Annual	11/23/2027	4,288,000	0	1,038	1,038	0	(21)
Receive	6-Month CLP-CHILIBOR	1.965	Semi-Annual	11/24/2027	4,159,900	0	1,003	1,003	0	(20)
Receive	6-Month CLP-CHILIBOR	2.000	Semi-Annual	11/25/2027	2,200,000	0	527	527	0	(11)
Receive	6-Month CLP-CHILIBOR	2.020	Semi-Annual	11/25/2027	2,827,000	0	674	674	0	(14)
Pay	6-Month CLP-CHILIBOR	2.245	Semi-Annual	12/10/2027	775,000	0	(174)	(174)	4	0
Pay	6-Month CLP-CHILIBOR	2.255	Semi-Annual	12/10/2027	4,170,000	0	(939)	(939)	18	0
Pay	6-Month CLP-CHILIBOR	6.195	Semi-Annual	04/04/2028	4,802,000	0	(136)	(136)	29	0
Receive	6-Month CLP-CHILIBOR	3.520	Semi-Annual	06/14/2028	483,900	0	82	82	0	(2)
Receive	6-Month CLP-CHILIBOR	3.470	Semi-Annual	06/15/2028	10,350,000	0	1,793	1,793	0	(36)
Receive	6-Month CLP-CHILIBOR	3.990	Semi-Annual	07/06/2028	2,465,000	0	389	389	0	(9)
Receive	6-Month CLP-CHILIBOR	4.000	Semi-Annual	07/06/2028	1,304,000	0	205	205	0	(5)
Receive	6-Month CLP-CHILIBOR	3.725	Semi-Annual	07/19/2028	1,002,700	(3)	176	173	0	(6)
Receive	6-Month CLP-CHILIBOR	3.731	Semi-Annual	07/20/2028	7,185,000	0	1,242	1,242	0	(34)
Receive	6-Month CLP-CHILIBOR	3.920	Semi-Annual	08/06/2028	3,077,800	0	495	495	0	(17)
Pay	6-Month CLP-CHILIBOR	5.015	Semi-Annual	09/13/2028	445,700	0	(43)	(43)	3	0
Receive	6-Month CLP-CHILIBOR	4.170	Semi-Annual	10/01/2028	2,116,730	0	308	308	0	(12)
Receive	6-Month CLP-CHILIBOR	5.180	Semi-Annual	10/01/2028	1,210,000	0	105	105	0	(7)
Receive	6-Month CLP-CHILIBOR	5.370	Semi-Annual	10/01/2028	1,458,500	0	110	110	0	(8)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	10/01/2028	2,538,000	0	187	187	0	(14)
Receive	6-Month CLP-CHILIBOR	5.420	Semi-Annual	10/01/2028	5,600,000	0	406	406	0	(31)
Receive	6-Month CLP-CHILIBOR	5.570	Semi-Annual	10/01/2028	760,000	0	48	48	0	(4)
Pay	6-Month CLP-CHILIBOR	6.250	Semi-Annual	10/01/2028	1,834,200	0	(44)	(44)	10	0
Pay	6-Month CLP-CHILIBOR	6.010	Semi-Annual	02/16/2029	3,133,000	0	(116)	(116)	16	0
Pay	6-Month CLP-CHILIBOR	5.990	Semi-Annual	03/02/2029	1,621,000	0	(62)	(62)	9	0
Pay	6-Month CLP-CHILIBOR	6.020	Semi-Annual	03/02/2029	935,600	0	(34)	(34)	5	0
Pay	6-Month CLP-CHILIBOR	6.420	Semi-Annual	03/24/2029	700,000	0	(8)	(8)	4	0
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029	10,154,000	0	(120)	(120)	24	0
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030	9,917,400	0	2,298	2,298	0	(34)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	6-Month CLP-CHILIBOR	3.120	Semi-Annual	02/05/2030		1,423,000	0	(336)	(336)	8	0
Pay	6-Month CLP-CHILIBOR	2.080	Semi-Annual	06/01/2030		2,187,000	0	(664)	(664)	7	0
Pay	6-Month CLP-CHILIBOR	2.110	Semi-Annual	06/01/2030		825,000	0	(249)	(249)	3	0
Pay	6-Month CLP-CHILIBOR	6.670	Semi-Annual	06/14/2030		2,733,000	0	31	31	8	0
Pay	6-Month CLP-CHILIBOR	2.105	Semi-Annual	07/13/2030		4,000,000	0	(1,291)	(1,291)	14	0
Receive	6-Month CLP-CHILIBOR	4.410	Semi-Annual	09/01/2030		1,386,850	0	211	211	0	(7)
Receive	6-Month CLP-CHILIBOR	5.240	Semi-Annual	09/01/2030		1,976,000	0	180	180	0	(10)
Receive	6-Month CLP-CHILIBOR	5.470	Semi-Annual	09/01/2030		3,230,000	0	241	241	0	(17)
Pay	6-Month CLP-CHILIBOR	6.110	Semi-Annual	09/01/2030		2,282,900	0	(66)	(66)	9	0
Pay	6-Month CLP-CHILIBOR	2.740	Semi-Annual	12/10/2030		2,415,000	0	(648)	(648)	6	0
Receive	6-Month CLP-CHILIBOR	2.548	Semi-Annual	01/07/2031		3,517,700	0	1,058	1,058	0	(9)
Pay	6-Month CLP-CHILIBOR	2.770	Semi-Annual	02/12/2031		1,550,000	0	(436)	(436)	6	0
Pay	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/08/2031		1,279,000	0	(53)	(53)	6	0
Pay	6-Month CLP-CHILIBOR	5.835	Semi-Annual	10/12/2031		1,970,300	0	(95)	(95)	8	0
Pay	6-Month CLP-CHILIBOR	5.100	Semi-Annual	11/15/2031		662,000	0	(70)	(70)	2	0
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	11/15/2031		662,000	0	(69)	(69)	2	0
Receive	6-Month CLP-CHILIBOR	5.965	Semi-Annual	02/25/2032		5,150,000	0	191	191	0	(25)
Receive	6-Month CLP-CHILIBOR	5.890	Semi-Annual	03/17/2032		2,167,200	0	93	93	0	(12)
Receive	6-Month CLP-CHILIBOR	5.930	Semi-Annual	03/17/2032		2,167,300	0	86	86	0	(12)
Receive	6-Month CLP-CHILIBOR	6.100	Semi-Annual	04/01/2032		1,390,000	0	37	37	0	(7)
Receive	6-Month CLP-CHILIBOR	6.115	Semi-Annual	04/01/2032		1,445,000	0	37	37	0	(7)
Receive	6-Month CLP-CHILIBOR	6.255	Semi-Annual	04/08/2032		4,154,000	0	56	56	0	(19)
Receive	6-Month CLP-CHILIBOR	6.260	Semi-Annual	04/08/2032		3,902,000	0	51	51	0	(18)
Receive	6-Month CLP-CHILIBOR	6.299	Semi-Annual	04/08/2032		4,380,000	0	44	44	0	(20)
Pay	6-Month CLP-CHILIBOR	6.550	Semi-Annual	06/15/2032		2,999,300	0	37	37	9	0
Pay	6-Month CLP-CHILIBOR	6.590	Semi-Annual	06/16/2032		9,060,000	0	143	143	25	0
Pay	6-Month CLP-CHILIBOR	6.610	Semi-Annual	06/17/2032		2,451,300	0	43	43	7	0
Pay	6-Month CLP-CHILIBOR	6.140	Semi-Annual	06/28/2032		971,500	0	(19)	(19)	3	0
Receive	6-Month CZK-PRIBOR	2.255	Annual	01/15/2023	CZK	692,200	0	1,070	1,070	1	0
Pay	6-Month CZK-PRIBOR	2.250	Annual	12/19/2023		1,055,200	(403)	(2,090)	(2,493)	107	0
Receive	6-Month CZK-PRIBOR	2.465	Annual	12/19/2023		1,012,700	0	2,218	2,218	0	(103)
Pay	6-Month CZK-PRIBOR	1.781	Annual	02/04/2024		638,200	0	(2,383)	(2,383)	83	0
Pay	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025		340,000	12	(1,604)	(1,592)	116	0
Receive	6-Month CZK-PRIBOR	0.690	Annual	03/31/2025		5,800	0	35	35	0	(2)
Pay	6-Month CZK-PRIBOR	0.915	Annual	09/01/2025		47,200	0	(297)	(297)	18	0
Pay	6-Month CZK-PRIBOR	1.575	Annual	03/26/2026		46,200	(21)	(260)	(281)	21	0
Receive	6-Month CZK-PRIBOR	0.765	Annual	04/07/2026		50,700	0	372	372	0	(23)
Pay	6-Month CZK-PRIBOR	1.903	Annual	08/04/2026		81,500	0	(465)	(465)	41	0
Pay	6-Month CZK-PRIBOR	1.872	Annual	08/05/2026		206,100	(269)	(918)	(1,187)	104	0
Pay	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026		343,700	(518)	(1,376)	(1,894)	174	0
Pay	6-Month CZK-PRIBOR	3.530	Annual	12/27/2026		150,800	(102)	(304)	(406)	86	0
Pay	6-Month CZK-PRIBOR	3.930	Annual	01/18/2027		101,800	0	(287)	(287)	60	0
Pay	6-Month CZK-PRIBOR	3.770	Annual	02/11/2027		438,600	(106)	(1,260)	(1,366)	258	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	6-Month CZK-PRIBOR	4.164	Annual	03/14/2027		368,500	0	855	855	0	(413)
Receive	6-Month CZK-PRIBOR	4.220	Annual	03/14/2027		698,500	0	1,548	1,548	0	(421)
Receive	6-Month CZK-PRIBOR	4.310	Annual	03/15/2027		101,500	0	208	208	0	(61)
Receive	6-Month CZK-PRIBOR	4.320	Annual	03/15/2027		38,300	0	78	78	0	(23)
Receive	6-Month CZK-PRIBOR	4.490	Annual	03/25/2027		231,600	0	395	395	0	(141)
Receive	6-Month CZK-PRIBOR	4.560	Annual	03/25/2027		231,600	0	365	365	0	(141)
Pay	6-Month CZK-PRIBOR	4.876	Annual	04/19/2027		194,400	(84)	(115)	(199)	121	0
Pay	6-Month CZK-PRIBOR	6.221	Annual	06/17/2027		525,300	0	728	728	357	0
Pay	6-Month CZK-PRIBOR	5.606	Annual	06/28/2027		234,200	0	44	44	157	0
Pay	6-Month CZK-PRIBOR	2.000	Annual	06/20/2028		51,100	(14)	(346)	(360)	34	0
Pay	6-Month CZK-PRIBOR	1.890	Annual	01/15/2030		49,600	0	(444)	(444)	36	0
Pay	6-Month CZK-PRIBOR	1.477	Annual	02/04/2030		233,600	0	(2,350)	(2,350)	166	0
Receive	6-Month CZK-PRIBOR	0.929	Annual	03/13/2030		85,500	0	982	982	0	(58)
Receive	6-Month CZK-PRIBOR	0.650	Annual	03/31/2030		13,800	12	157	169	0	(9)
Receive	6-Month CZK-PRIBOR	0.800	Annual	05/11/2030		181,100	0	2,139	2,139	0	(123)
Pay	6-Month CZK-PRIBOR	2.715	Annual	10/20/2031		169,300	(651)	(469)	(1,120)	131	0
Receive	6-Month CZK-PRIBOR	3.490	Annual	01/18/2032		54,300	1	268	269	0	(45)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	103,700	(3,401)	(1,683)	(5,084)	1,321	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027		133,600	7,119	7,448	14,567	0	(1,758)
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		25,200	3,847	1,007	4,854	0	(436)
Pay	6-Month HUF-BBR	0.840	Annual	08/18/2022	HUF	8,293,800	(1)	(340)	(341)	0	(2)
Pay	6-Month HUF-BBR	0.960	Annual	03/05/2023		2,993,000	0	(525)	(525)	0	(29)
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024		5,305,100	(165)	(1,858)	(2,023)	54	0
Pay	6-Month HUF-BBR	2.325	Annual	07/20/2024		6,436,400	(2)	(2,266)	(2,268)	24	0
Receive	6-Month HUF-BBR	0.980	Annual	07/23/2024		4,770,600	0	2,135	2,135	0	(18)
Receive	6-Month HUF-BBR	0.710	Annual	03/31/2025		2,281,500	0	1,318	1,318	0	(25)
Receive	6-Month HUF-BBR	1.100	Annual	04/03/2025		1,176,900	0	648	648	0	(13)
Receive	6-Month HUF-BBR	1.155	Annual	04/03/2025		1,682,600	0	920	920	0	(19)
Receive	6-Month HUF-BBR	0.825	Annual	08/06/2025		3,700,000	0	2,242	2,242	0	(47)
Pay	6-Month HUF-BBR	1.243	Annual	09/08/2025		4,421,600	(10)	(2,547)	(2,557)	61	0
Pay	6-Month HUF-BBR	1.770	Annual	02/24/2026		3,434,000	0	(2,046)	(2,046)	59	0
Pay	6-Month HUF-BBR	2.420	Annual	08/02/2026		5,709,600	(217)	(2,914)	(3,131)	125	0
Pay	6-Month HUF-BBR	2.720	Annual	09/13/2026		1,043,200	(102)	(451)	(553)	25	0
Pay	6-Month HUF-BBR	4.790	Annual	01/17/2027		11,533,000	(417)	(3,819)	(4,236)	328	0
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		1,905,500	(542)	(1,070)	(1,612)	128	0
Receive	6-Month PLN-WIBOR	1.942	Annual	03/20/2024	PLN	6,600	(8)	152	144	0	(2)
Receive	6-Month PLN-WIBOR	2.250	Annual	03/20/2024		2,700	(13)	68	55	0	(1)
Receive	6-Month PLN-WIBOR	1.834	Annual	07/03/2024		50,900	0	1,171	1,171	0	(44)
Pay	6-Month PLN-WIBOR	1.860	Annual	11/12/2024		8,600	7	(233)	(226)	9	0
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		145,600	251	(4,950)	(4,699)	169	0
Receive	6-Month PLN-WIBOR	0.655	Annual	05/21/2025		62,000	0	2,433	2,433	0	(86)
Receive	6-Month PLN-WIBOR	0.481	Annual	08/06/2025		47,600	0	2,033	2,033	0	(73)
Pay	6-Month PLN-WIBOR	0.565	Annual	08/14/2025		56,500	0	(2,385)	(2,385)	86	0
Pay	6-Month PLN-WIBOR	1.460	Annual	05/28/2026		18,900	0	(801)	(801)	41	0
Pay	6-Month PLN-WIBOR	1.465	Annual	06/07/2026		7,700	22	(349)	(327)	17	0
Pay	6-Month PLN-WIBOR	1.405	Annual	08/10/2026		21,700	6	(945)	(939)	50	0
Pay	6-Month PLN-WIBOR	1.330	Annual	08/23/2026		28,500	0	(1,258)	(1,258)	65	0
Pay	6-Month PLN-WIBOR	1.930	Annual	10/05/2026		39,000	(16)	(1,518)	(1,534)	87	0
Pay	6-Month PLN-WIBOR	2.375	Annual	10/12/2026		64,100	(6)	(2,268)	(2,274)	149	0
Receive	6-Month PLN-WIBOR	3.004	Annual	12/09/2026		33,600	0	1,005	1,005	0	(92)
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026		35,800	0	1,089	1,089	0	(99)
Pay	6-Month PLN-WIBOR	4.135	Annual	02/08/2027		60,300	(1)	(1,385)	(1,386)	176	0
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		143,000	0	3,419	3,419	0	(409)
Receive	6-Month PLN-WIBOR	4.320	Annual	03/09/2027		22,300	0	485	485	0	(64)
Receive	6-Month PLN-WIBOR	4.350	Annual	03/09/2027		22,300	0	479	479	0	(64)
Receive	6-Month PLN-WIBOR	4.885	Annual	03/22/2027		63,000	0	1,074	1,074	0	(182)
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		48,900	0	703	703	0	(142)
Receive	6-Month PLN-WIBOR	5.285	Annual	03/25/2027		48,800	0	653	653	0	(142)
Receive	6-Month PLN-WIBOR	5.290	Annual	03/25/2027		48,800	0	651	651	0	(142)
Receive	6-Month PLN-WIBOR	5.340	Annual	03/28/2027		24,000	0	310	310	0	(70)
Receive	6-Month PLN-WIBOR	0.663	Annual	06/25/2027		17,700	521	484	1,005	0	(52)
Receive	6-Month PLN-WIBOR	1.490	Annual	08/29/2029		52,000	9	3,275	3,284	0	(193)
Receive	6-Month PLN-WIBOR	2.585	Annual	10/14/2029		12,600	64	555	619	0	(49)
Pay	6-Month PLN-WIBOR	1.421	Annual	02/25/2030		143,900	(2,374)	(7,559)	(9,933)	553	0
Pay	6-Month PLN-WIBOR	1.163	Annual	12/03/2030		8,700	0	(659)	(659)	36	0
Receive	6-Month PLN-WIBOR	1.280	Annual	02/08/2031		28,400	0	2,197	2,197	0	(118)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	6-Month PLN-WIBOR	2.920	Annual	12/13/2031		30,600	0	1,633	1,633	0	(151)
Pay	28-Day MXN-TIIE	4.515	Lunar	08/17/2022	MXN	142,000	0	(36)	(36)	0	(1)
Pay	28-Day MXN-TIIE	4.700	Lunar	08/25/2022		168,800	0	(45)	(45)	0	(1)
Receive	28-Day MXN-TIIE	4.535	Lunar	11/15/2022		2,838,800	2,488	(253)	2,235	18	0
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022		620,100	75	(221)	(146)	0	0
Pay	28-Day MXN-TIIE	7.856	Lunar	12/15/2022		521,600	0	(120)	(120)	0	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		76,500	0	(15)	(15)	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		226,200	127	(179)	(52)	1	0
Pay	28-Day MXN-TIIE	4.245	Lunar	02/15/2023		188,100	0	(305)	(305)	0	(1)
Pay	28-Day MXN-TIIE	4.350	Lunar	02/15/2023		963,300	0	(1,527)	(1,527)	0	(4)
Pay	28-Day MXN-TIIE	4.290	Lunar	02/16/2023		229,100	0	(369)	(369)	0	(1)
Pay	28-Day MXN-TIIE	4.300	Lunar	02/16/2023		1,247,600	0	(2,003)	(2,003)	0	(5)
Pay	28-Day MXN-TIIE	4.335	Lunar	02/21/2023		405,000	0	(651)	(651)	0	(2)
Pay	28-Day MXN-TIIE	5.000	Lunar	02/22/2023		407,600	(2,284)	1,719	(565)	0	(1)
Pay	28-Day MXN-TIIE	5.500	Lunar	02/22/2023		434,400	(1,869)	1,340	(529)	0	(1)
Pay	28-Day MXN-TIIE	7.650	Lunar	02/24/2023		1,161,000	0	(576)	(576)	1	0
Pay	28-Day MXN-TIIE	4.470	Lunar	02/27/2023		23,900	0	(38)	(38)	0	0
Pay	28-Day MXN-TIIE	4.520	Lunar	02/27/2023		47,800	0	(75)	(75)	0	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023		165,200	0	(257)	(257)	0	(1)
Pay	28-Day MXN-TIIE	4.560	Lunar	02/27/2023		23,900	0	(37)	(37)	0	0
Pay	28-Day MXN-TIIE	4.565	Lunar	02/27/2023		23,900	0	(37)	(37)	0	0
Pay	28-Day MXN-TIIE	7.150	Lunar	03/17/2023		1,033,400	0	(781)	(781)	5	0
Receive	28-Day MXN-TIIE	4.900	Lunar	03/22/2023		168,500	0	272	272	0	0
Receive	28-Day MXN-TIIE	6.360	Lunar	03/22/2023		564,000	(649)	1,250	601	0	(2)
Receive	28-Day MXN-TIIE	7.730	Lunar	03/23/2023		8,600	0	5	5	0	0
Receive	28-Day MXN-TIIE	7.720	Lunar	03/24/2023		3,789,000	0	2,137	2,137	0	(26)
Pay	28-Day MXN-TIIE	5.860	Lunar	03/29/2023		538,600	0	(687)	(687)	2	0
Receive	28-Day MXN-TIIE	4.920	Lunar	04/10/2023		1,829,200	(8)	3,248	3,240	0	(11)
Receive	28-Day MXN-TIIE	5.070	Lunar	05/03/2023		730,000	0	1,312	1,312	0	(7)
Receive	28-Day MXN-TIIE	4.970	Lunar	05/09/2023		129,200	0	251	251	0	(2)
Pay	28-Day MXN-TIIE	5.260	Lunar	05/17/2023		650,000	0	(1,190)	(1,190)	9	0
Pay(5)	28-Day MXN-TIIE	9.580	Lunar	06/30/2023		1,672,900	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.910	Lunar	11/15/2023		968,800	0	(435)	(435)	55	0
Pay	28-Day MXN-TIIE	8.818	Lunar	11/16/2023		1,798,700	0	(918)	(918)	102	0
Pay	28-Day MXN-TIIE	7.270	Lunar	11/23/2023		1,966,600	0	(3,000)	(3,000)	111	0
Pay	28-Day MXN-TIIE	8.980	Lunar	11/23/2023		1,578,600	0	(553)	(553)	95	0
Pay	28-Day MXN-TIIE	7.110	Lunar	11/28/2023		559,700	0	(920)	(920)	32	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/07/2023		339,200	0	378	378	0	(20)
Pay	28-Day MXN-TIIE	7.920	Lunar	12/28/2023		353,900	206	(610)	(404)	23	0
Receive	28-Day MXN-TIIE	8.325	Lunar	02/08/2024		700,000	0	652	652	0	(49)
Receive	28-Day MXN-TIIE	7.790	Lunar	02/09/2024		1,960,300	0	2,569	2,569	0	(138)
Pay	28-Day MXN-TIIE	4.590	Lunar	02/20/2024		104,800	0	(402)	(402)	7	0
Receive	28-Day MXN-TIIE	4.540	Lunar	02/21/2024		151,900	0	590	590	0	(10)
Receive	28-Day MXN-TIIE	4.570	Lunar	02/21/2024		1,345,800	0	5,192	5,192	0	(87)
Receive	28-Day MXN-TIIE	8.035	Lunar	02/22/2024		538,100	(2,575)	3,188	613	0	(39)
Pay	28-Day MXN-TIIE	5.605	Lunar	03/26/2024		131,100	0	(415)	(415)	9	0
Receive	28-Day MXN-TIIE	7.865	Lunar	05/13/2024		784,500	(72)	1,164	1,092	0	(64)
Receive	28-Day MXN-TIIE	7.690	Lunar	05/22/2024		230,000	0	359	359	0	(19)
Receive	28-Day MXN-TIIE	8.940	Lunar	05/22/2024		1,505,600	0	692	692	0	(128)
Pay	28-Day MXN-TIIE	4.870	Lunar	06/17/2024		880,600	0	(3,678)	(3,678)	67	0
Pay	28-Day MXN-TIIE	4.715	Lunar	06/24/2024		57,000	0	(248)	(248)	4	0
Pay	28-Day MXN-TIIE	4.695	Lunar	06/25/2024		286,500	0	(1,251)	(1,251)	21	0
Pay	28-Day MXN-TIIE	4.610	Lunar	06/27/2024		360,100	0	(1,601)	(1,601)	27	0
Receive	28-Day MXN-TIIE	7.180	Lunar	06/27/2024		1,091,200	0	2,296	2,296	0	(89)
Pay	28-Day MXN-TIIE	6.513	Lunar	09/26/2024		387,000	0	(1,152)	(1,152)	35	0
Receive	28-Day MXN-TIIE	4.870	Lunar	11/12/2024		104,900	0	508	508	0	(9)
Pay	28-Day MXN-TIIE	6.620	Lunar	01/02/2025		329,600	3	(1,018)	(1,015)	35	0
Pay	28-Day MXN-TIIE	6.600	Lunar	01/13/2025		186,200	0	(588)	(588)	20	0
Receive	28-Day MXN-TIIE	6.635	Lunar	01/15/2025		256,900	(112)	912	800	0	(28)
Receive	28-Day MXN-TIIE	4.840	Lunar	02/19/2025		128,000	0	681	681	0	(14)
Receive	28-Day MXN-TIIE	4.850	Lunar	02/19/2025		173,800	0	923	923	0	(19)
Pay	28-Day MXN-TIIE	6.510	Lunar	02/24/2025		371,900	0	(1,240)	(1,240)	42	0
Pay	28-Day MXN-TIIE	6.415	Lunar	02/25/2025		34,200	0	(118)	(118)	4	0
Receive	28-Day MXN-TIIE	6.855	Lunar	03/20/2025		966,000	0	2,874	2,874	0	(115)
Receive	28-Day MXN-TIIE	5.893	Lunar	06/05/2025		371,000	0	1,629	1,629	0	(47)
Pay	28-Day MXN-TIIE	5.080	Lunar	06/16/2025		121,900	0	(665)	(665)	15	0
Receive	28-Day MXN-TIIE	4.830	Lunar	07/22/2025		266,700	(2)	1,579	1,577	0	(34)
Receive	28-Day MXN-TIIE	4.835	Lunar	07/24/2025		49,400	0	292	292	0	(6)
Pay	28-Day MXN-TIIE	4.970	Lunar	08/08/2025		141,000	0	(819)	(819)	18	0
Pay	28-Day MXN-TIIE	4.917	Lunar	08/11/2025		115,500	(5)	(674)	(679)	15	0
Pay	28-Day MXN-TIIE	4.980	Lunar	08/12/2025		113,600	0	(658)	(658)	15	0
Receive	28-Day MXN-TIIE	5.120	Lunar	09/29/2025		164,500	0	953	953	0	(23)
Receive	28-Day MXN-TIIE	4.770	Lunar	01/06/2026		124,300	0	822	822	0	(19)
Pay	28-Day MXN-TIIE	4.720	Lunar	02/06/2026		94,300	0	(649)	(649)	15	0
Pay	28-Day MXN-TIIE	4.730	Lunar	02/06/2026		78,600	1	(540)	(539)	13	0
Receive	28-Day MXN-TIIE	4.950	Lunar	02/11/2026		282,700	0	1,841	1,841	0	(46)
Receive	28-Day MXN-TIIE	4.943	Lunar	02/12/2026		47,400	0	309	309	0	(8)
Receive	28-Day MXN-TIIE	4.950	Lunar	02/12/2026		74,200	0	483	483	0	(12)
Receive	28-Day MXN-TIIE	6.210	Lunar	03/19/2026		79,800	0	367	367	0	(14)
Pay	28-Day MXN-TIIE	5.800	Lunar	04/06/2026		1,580,300	0	(8,407)	(8,407)	279	0
Pay	28-Day MXN-TIIE	6.070	Lunar	04/29/2026		315,000	0	(1,544)	(1,544)	56	0
Pay	28-Day MXN-TIIE	5.925	Lunar	05/05/2026		111,700	0	(579)	(579)	20	0
Pay	28-Day MXN-TIIE	9.070	Lunar	06/04/2026		174,400	0	5	5	35	0
Receive	28-Day MXN-TIIE	6.720	Lunar	06/19/2026		133,600	0	524	524	0	(25)
Receive	28-Day MXN-TIIE	6.845	Lunar	07/02/2026		284,600	0	1,067	1,067	0	(54)
Receive	28-Day MXN-TIIE	6.398	Lunar	07/16/2026		171,800	0	775	775	0	(32)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	28-Day MXN-TIIE	6.415	Lunar	07/16/2026	69,400	0	311	311	0	(13)
Receive	28-Day MXN-TIIE	6.495	Lunar	07/17/2026	49,200	0	214	214	0	(9)
Receive	28-Day MXN-TIIE	6.505	Lunar	07/17/2026	35,800	0	155	155	0	(7)
Pay	28-Day MXN-TIIE	6.380	Lunar	08/19/2026	398,600	(9)	(1,834)	(1,843)	75	0
Pay	28-Day MXN-TIIE	7.285	Lunar	09/30/2026	42,100	0	(130)	(130)	8	0
Pay	28-Day MXN-TIIE	7.165	Lunar	10/02/2026	138,200	0	(458)	(458)	27	0
Pay	28-Day MXN-TIIE	7.180	Lunar	10/02/2026	339,600	0	(1,116)	(1,116)	66	0
Pay	28-Day MXN-TIIE	7.250	Lunar	10/05/2026	24,240	0	(77)	(77)	5	0
Pay	28-Day MXN-TIIE	7.285	Lunar	10/12/2026	164,400	0	(514)	(514)	32	0
Pay	28-Day MXN-TIIE	7.450	Lunar	10/16/2026	55,800	(14)	(144)	(158)	11	0
Pay	28-Day MXN-TIIE	7.265	Lunar	11/02/2026	287,500	0	(912)	(912)	57	0
Receive	28-Day MXN-TIIE	7.250	Lunar	12/16/2026	66,600	0	217	217	0	(13)
Pay	28-Day MXN-TIIE	7.533	Lunar	01/07/2027	238,900	0	(661)	(661)	48	0
Receive	28-Day MXN-TIIE	7.510	Lunar	02/04/2027	528,800	0	1,501	1,501	0	(106)
Receive	28-Day MXN-TIIE	8.431	Lunar	05/24/2027	507,700	0	570	570	0	(109)
Receive	28-Day MXN-TIIE	6.565	Lunar	06/03/2027	141,500	0	685	685	0	(29)
Pay	28-Day MXN-TIIE	8.975	Lunar	06/03/2027	277,800	0	4	4	61	0
Receive	28-Day MXN-TIIE	9.060	Lunar	06/18/2027	306,600	0	(50)	(50)	0	(68)
Pay	28-Day MXN-TIIE	7.990	Lunar	03/16/2028	4,000	0	(9)	(9)	1	0
Pay	28-Day MXN-TIIE	7.977	Lunar	03/17/2028	2,208,700	0	(4,769)	(4,769)	526	0
Receive	28-Day MXN-TIIE	9.210	Lunar	11/08/2028	400,200	(135)	(133)	(268)	0	(109)
Receive	28-Day MXN-TIIE	9.100	Lunar	11/09/2028	1,018,400	0	(410)	(410)	0	(276)
Receive	28-Day MXN-TIIE	9.330	Lunar	11/16/2028	978,600	0	(1,011)	(1,011)	0	(270)
Pay	28-Day MXN-TIIE	8.483	Lunar	01/17/2029	415,000	0	(443)	(443)	113	0
Pay	28-Day MXN-TIIE	8.493	Lunar	01/17/2029	196,950	0	(205)	(205)	54	0
Receive	28-Day MXN-TIIE	8.110	Lunar	05/03/2029	542,200	7	1,102	1,109	0	(150)
Pay	28-Day MXN-TIIE	8.135	Lunar	05/07/2029	181,800	0	(361)	(361)	51	0
Pay	28-Day MXN-TIIE	7.675	Lunar	06/04/2029	595,300	1,032	(2,935)	(1,903)	164	0
Receive	28-Day MXN-TIIE	6.845	Lunar	11/02/2029	215,800	0	1,200	1,200	0	(60)
Receive	28-Day MXN-TIIE	6.830	Lunar	12/27/2029	25,600	0	145	145	0	(7)
Receive	28-Day MXN-TIIE	6.618	Lunar	01/18/2030	257,800	0	1,623	1,623	0	(72)
Pay	28-Day MXN-TIIE	7.210	Lunar	02/28/2030	120,300	0	(567)	(567)	35	0
Pay	28-Day MXN-TIIE	7.220	Lunar	02/28/2030	69,800	0	(327)	(327)	20	0
Receive	28-Day MXN-TIIE	7.750	Lunar	03/08/2030	387,800	0	1,238	1,238	0	(117)
Receive	28-Day MXN-TIIE	6.288	Lunar	04/25/2030	324,500	(119)	2,511	2,392	0	(92)
Receive	28-Day MXN-TIIE	6.040	Lunar	05/02/2030	61,800	0	501	501	0	(18)
Receive	28-Day MXN-TIIE	6.060	Lunar	05/16/2030	32,300	0	260	260	0	(9)
Receive	28-Day MXN-TIIE	5.940	Lunar	05/23/2030	54,300	0	456	456	0	(15)
Receive	28-Day MXN-TIIE	6.095	Lunar	05/29/2030	30,800	0	246	246	0	(9)
Receive	28-Day MXN-TIIE	5.893	Lunar	06/05/2030	176,800	0	1,517	1,517	0	(50)
Pay	28-Day MXN-TIIE	5.885	Lunar	06/07/2030	279,600	0	(2,405)	(2,405)	79	0
Pay	28-Day MXN-TIIE	5.870	Lunar	06/12/2030	116,000	0	(1,002)	(1,002)	33	0
Pay	28-Day MXN-TIIE	5.865	Lunar	06/13/2030	251,300	0	(2,175)	(2,175)	71	0
Receive	28-Day MXN-TIIE	5.590	Lunar	07/03/2030	95,900	0	912	912	0	(27)
Receive	28-Day MXN-TIIE	5.610	Lunar	07/03/2030	265,500	(1)	2,510	2,509	0	(75)
Pay	28-Day MXN-TIIE	5.445	Lunar	12/05/2030	21,300	0	(219)	(219)	6	0
Pay	28-Day MXN-TIIE	5.450	Lunar	12/05/2030	18,900	0	(194)	(194)	6	0
Pay	28-Day MXN-TIIE	5.540	Lunar	12/31/2030	70,700	0	(709)	(709)	21	0
Pay	28-Day MXN-TIIE	5.520	Lunar	01/27/2031	211,600	(458)	(1,688)	(2,146)	63	0
Pay	28-Day MXN-TIIE	5.980	Lunar	02/12/2031	58,300	0	(513)	(513)	18	0
Receive	28-Day MXN-TIIE	6.630	Lunar	03/31/2031	457,400	(16)	3,170	3,154	0	(148)
Receive	28-Day MXN-TIIE	6.550	Lunar	04/04/2031	73,000	0	521	521	0	(23)
Receive	28-Day MXN-TIIE	6.755	Lunar	04/29/2031	32,700	0	214	214	0	(11)
Pay	28-Day MXN-TIIE	6.678	Lunar	05/29/2031	175,700	0	(1,199)	(1,199)	58	0
Pay	28-Day MXN-TIIE	6.715	Lunar	05/30/2031	7,900	(10)	(43)	(53)	3	0
Receive	28-Day MXN-TIIE	7.100	Lunar	06/13/2031	230,700	(173)	1,445	1,272	0	(77)
Receive	28-Day MXN-TIIE	7.070	Lunar	08/27/2031	126,900	0	723	723	0	(43)
Pay	28-Day MXN-TIIE	7.650	Lunar	09/24/2031	18,900	0	(73)	(73)	7	0
Pay	28-Day MXN-TIIE	7.525	Lunar	09/26/2031	237,200	0	(1,015)	(1,015)	83	0
Pay	28-Day MXN-TIIE	7.650	Lunar	09/29/2031	18,350	0	(71)	(71)	6	0
Pay	28-Day MXN-TIIE	7.600	Lunar	10/08/2031	44,600	0	(182)	(182)	16	0
Pay	28-Day MXN-TIIE	7.700	Lunar	10/10/2031	30,300	0	(113)	(113)	11	0
Pay	28-Day MXN-TIIE	7.690	Lunar	10/16/2031	19,900	0	(75)	(75)	7	0
Receive	28-Day MXN-TIIE	7.784	Lunar	11/13/2031	406,800	0	1,419	1,419	0	(145)
Receive	28-Day MXN-TIIE	7.800	Lunar	11/13/2031	110,200	0	379	379	0	(39)
Receive	28-Day MXN-TIIE	7.643	Lunar	11/18/2031	146,400	0	578	578	0	(52)
Pay	28-Day MXN-TIIE	8.320	Lunar	01/07/2032	525,400	360	(1,296)	(936)	194	0
Pay	28-Day MXN-TIIE	7.875	Lunar	02/17/2032	248,700	0	(811)	(811)	90	0
Pay	28-Day MXN-TIIE	7.900	Lunar	02/19/2032	178,300	0	(567)	(567)	64	0
Pay	28-Day MXN-TIIE	7.950	Lunar	02/20/2032	176,800	0	(534)	(534)	64	0
Pay	28-Day MXN-TIIE	8.050	Lunar	02/24/2032	313,600	0	(853)	(853)	114	0
Pay	28-Day MXN-TIIE	8.680	Lunar	03/30/2032	165,800	0	(103)	(103)	63	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	26,800	0	100	100	0	(10)
Pay	28-Day MXN-TIIE	7.890	Lunar	05/27/2039	434,200	0	(2,123)	(2,123)	173	0
Pay	28-Day MXN-TIIE	7.675	Lunar	06/09/2039	421,800	0	(2,477)	(2,477)	164	0
Pay	28-Day MXN-TIIE	7.625	Lunar	07/12/2039	124,000	0	(755)	(755)	49	0
Pay	28-Day MXN-TIIE	7.640	Lunar	07/13/2039	106,600	0	(642)	(642)	42	0
Pay	28-Day MXN-TIIE	7.127	Lunar	08/10/2039	132,900	0	(1,107)	(1,107)	50	0
Receive	28-Day MXN-TIIE	7.210	Lunar	10/28/2039	40,000	0	321	321	0	(15)
Receive	28-Day MXN-TIIE	7.253	Lunar	10/28/2039	80,000	0	626	626	0	(31)
Receive	28-Day MXN-TIIE	7.180	Lunar	10/31/2039	94,900	0	773	773	0	(36)
Receive	28-Day MXN-TIIE	7.200	Lunar	10/31/2039	82,300	0	663	663	0	(31)
Receive	28-Day MXN-TIIE	7.065	Lunar	12/26/2039	95,600	0	832	832	0	(36)
Pay	28-Day MXN-TIIE	7.990	Lunar	02/17/2040	69,200	0	(314)	(314)	29	0
Pay	28-Day MXN-TIIE	8.300	Lunar	02/17/2040	286,700	0	(899)	(899)	124	0
Receive	28-Day MXN-TIIE	6.623	Lunar	05/17/2040	66,500	0	718	718	0	(24)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	28-Day MXN-TIIE	6.435	Lunar	05/18/2040	14,500	0	169	169	0	(5)
Receive	28-Day MXN-TIIE	6.463	Lunar	05/18/2040	79,400	0	916	916	0	(28)
Receive	28-Day MXN-TIIE	6.500	Lunar	05/25/2040	181,500	0	2,061	2,061	0	(65)
Receive	28-Day MXN-TIIE	6.480	Lunar	05/28/2040	406,000	0	4,645	4,645	0	(145)
Receive	28-Day MXN-TIIE	6.545	Lunar	05/30/2040	74,600	0	831	831	0	(27)
Receive	28-Day MXN-TIIE	6.540	Lunar	05/31/2040	164,600	0	1,838	1,838	0	(59)
Receive	28-Day MXN-TIIE	6.430	Lunar	06/04/2040	17,000	0	199	199	0	(6)
Receive	28-Day MXN-TIIE	6.380	Lunar	06/05/2040	85,800	0	1,022	1,022	0	(30)
Receive	28-Day MXN-TIIE	6.260	Lunar	06/07/2040	101,100	0	1,259	1,259	0	(35)
Receive	28-Day MXN-TIIE	6.465	Lunar	09/26/2040	64,000	0	743	743	0	(23)

$(914)	$3,427	$2,513	$16,609	$(15,964)

Total Swap Agreements	$(1,090)	$2,989	$1,899	$16,609	$(16,016)

Cash of $39,263 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	CLP	1,120,432	$1,270	$51	$0
07/2022	COP	13,299,525	3,204	0	0
07/2022	DKK	7,210	1,080	64	0
07/2022	GBP	28,644	34,980	112	0
07/2022	HUF	1,466,487	4,096	229	0
07/2022	MXN	367,784	17,809	0	(480)
07/2022	PEN	116,932	30,930	419	0
07/2022	$3,477	COP	13,299,525	0	(273)
07/2022	174	CZK	4,101	0	(1)
07/2022	23,875	DKK	167,862	0	(225)
07/2022	1,355	HUF	516,498	8	(1)
07/2022	6,859	MXN	140,825	131	0
07/2022	9,568	PEN	38,649	504	0
07/2022	10,148	ZAR	155,698	0	(585)
08/2022	DKK	167,522	$23,875	230	0
08/2022	EUR	61,938	66,359	1,298	(33)
08/2022	IDR	239,598,124	16,066	60	(4)
08/2022	PEN	45,448	11,824	35	(39)
08/2022	$71,572	EUR	67,684	0	(439)
08/2022	257	IDR	3,784,450	0	(4)
08/2022	42,351	MXN	859,717	130	0
08/2022	4,794	PEN	18,536	31	0
09/2022	EGP	52,099	$2,680	7	0
09/2022	PEN	9,094	2,354	0	(5)
10/2022	$5,968	COP	23,872,711	0	(319)
11/2022	MYR	94,603	$21,520	93	0
11/2022	PEN	11,200	2,708	0	(179)
11/2022	$177	ZAR	2,843	0	(5)
11/2022	ZAR	57,217	$3,603	131	0
12/2022	214,981	13,798	794	0
01/2023	CNH	155,805	24,145	852	0
02/2023	PEN	8,924	2,273	0	(14)
02/2023	$24,120	CNH	155,805	0	(820)
04/2023	PLN	82,277	EUR	16,341	0	(145)
BPS	07/2022	BRL	153,600	$29,987	944	(307)
07/2022	CLP	18,685,939	20,756	648	(219)
07/2022	HUF	5,909,170	15,676	138	(40)
07/2022	JPY	3,151,900	23,455	225	0
07/2022	PLN	116,329	26,008	86	0
07/2022	$27,018	BRL	153,600	2,331	0
07/2022	5,117	CLP	4,256,750	0	(487)
07/2022	5,495	DKK	38,750	0	(35)
07/2022	7,063	GBP	5,699	9	(135)
07/2022	1,406	HUF	517,611	1	(42)
07/2022	34,671	MXN	698,507	78	(19)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

	07/2022		8,060	MYR	35,472	0	(1)
	07/2022		1,499	RON	7,125	9	0
	07/2022		617	ZAR	9,665	0	(24)
	08/2022	CNH	155,805		$23,392	122	0
	08/2022	COP	76,622,985		19,748	1,443	0
	08/2022	EUR	3,715		3,978	74	0
	08/2022	IDR	169,421,641		11,529	209	0
	08/2022	INR	26,856		345	6	0
	08/2022	THB	2,322		67	1	0
	08/2022	TWD	93,178		3,172	31	0
	08/2022		$17,806	CLP	16,213,176	210	(472)
	08/2022		15,157	IDR	221,635,958	0	(347)
	08/2022		93,388	MXN	2,051,380	7,975	0
	08/2022		15,541	THB	543,308	20	(172)
	08/2022		4,918	TRY	84,851	35	0
	08/2022		201	ZAR	3,300	1	0
	08/2022	ZAR	136,672		$8,560	195	0
	09/2022	CLP	1,618,250		1,836	99	0
	09/2022	CNH	155,805		23,523	256	0
	09/2022	MXN	631,871		30,978	0	(31)
	09/2022	TWD	22,960		826	49	0
	09/2022		$5,826	CLP	5,373,037	0	(57)
	09/2022		23,335	CNH	155,805	0	(69)
	10/2022	CNH	155,805		$23,475	207	0
	10/2022	COP	59,744,516		14,375	238	0
	10/2022		$23,471	CNH	155,805	0	(203)
	10/2022		4,379	COP	16,993,016	0	(358)
	10/2022		6,190	ZAR	103,530	109	0
	11/2022	CNH	155,805		$23,809	532	0
	11/2022		$23,426	CNH	155,805	0	(149)
	11/2022		18,788	ZAR	315,131	342	(5)
	11/2022	ZAR	62,996		$3,954	131	0
	12/2022	CNH	155,805		23,871	586	0
	12/2022	TRY	132,361		10,175	3,458	0
	12/2022		$23,767	CNH	155,805	0	(482)
	01/2023		23,827		155,805	0	(534)
	03/2023	ILS	42,544		$12,531	141	0
	05/2023	EUR	1,430	CZK	37,491	6	0
BRC	07/2022	BRL	52,356		$9,995	0	(9)
	07/2022	GBP	1,922		2,346	7	0
	07/2022	MYR	19,087		4,340	4	0
	07/2022		$10,762	BRL	52,356	0	(758)
	07/2022		248	CZK	5,836	0	(1)
	07/2022		189	HUF	69,834	0	(5)
	07/2022		10,962	MYR	48,030	0	(51)
	08/2022	IDR	142,916,379		$9,735	185	0
	08/2022	TRY	74,783		4,400	41	0
	08/2022		$10,688	IDR	155,293,195	0	(311)
	08/2022		5,050	SGD	6,974	0	(30)
	09/2022	MYR	21,657		$4,916	6	0
	09/2022		$33,694	MYR	148,132	0	(112)
	10/2022		2,892	COP	11,213,682	0	(239)
	11/2022		281	ZAR	4,199	0	(27)
	02/2023		788		13,055	0	(3)
BSH	07/2022	BRL	123,300		$22,172	0	(1,388)
	07/2022	CLP	1,404,522		1,691	160	0
	07/2022		$23,540	BRL	123,300	20	0
	07/2022		1,507	CLP	1,404,522	24	0
	10/2022	BRL	111,200		$19,398	0	(1,310)
CBK	07/2022		995,604		191,647	1,408	0
	07/2022	HUF	664,941		1,741	0	(12)
	07/2022	PEN	3,103		818	8	0
	07/2022		$194,998	BRL	995,604	96	(4,856)
	07/2022		16,219	CLP	13,866,722	0	(1,137)
	07/2022		1,008	HUF	373,630	0	(23)
	07/2022		2,732	PEN	10,212	0	(68)
	07/2022	VND	42,554,460		$1,822	0	(7)
	08/2022	ILS	6,402		2,044	209	0
	08/2022	PEN	51,771		13,459	109	(123)
	08/2022	PHP	27,216		518	24	0
	08/2022		$190,139	BRL	995,604	0	(1,530)
	08/2022		35,696	PEN	134,367	40	(769)
	08/2022 «		8,621	RUB	736,268	4,212	0
	08/2022		1,284	THB	45,553	6	0
	08/2022		8,233	ZAR	136,672	131	0
	08/2022	ZAR	43,449		$2,767	110	0
	09/2022	CLP	1,457,324		1,541	0	(24)
	09/2022	COP	18,513,860		4,791	385	0
	09/2022		$1,303	PEN	5,023	1	0
	09/2022		3,940	UYU	160,531	66	0
	10/2022	COP	103,009,587		$24,820	468	0
	10/2022		$12,681	COP	49,311,951	0	(1,013)
	10/2022		36,534	MXN	766,980	945	0
	11/2022	PEN	21,754		$5,519	0	(96)
	11/2022		$1,895	PEN	7,523	46	0
	11/2022		4,926	PKR	1,125,948	477	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

	11/2022		5,704	VND	134,471,800	55	0
	12/2022	ILS	32,006		$10,239	971	0
	12/2022	PEN	54,956		13,516	0	(622)
	12/2022		$239	TRY	3,827	0	(45)
	12/2022		3,726	VND	88,210,980	47	0
	03/2023	ILS	200,125		$59,017	731	0
	05/2023	PEN	104,292		26,358	0	(198)
DUB	07/2022	DKK	53,807		7,968	387	0
	07/2022	RON	14,351		3,046	11	(2)
	07/2022		$2,629	MXN	51,803	0	(57)
	07/2022		68,793	PLN	300,131	0	(1,913)
	08/2022	EUR	101,963		$108,270	1,112	0
	08/2022	IDR	46,569,432		3,161	49	0
	08/2022	TWD	1,199		40	0	0
	08/2022		$43,006	THB	1,493,428	0	(704)
	10/2022		5,473	COP	21,235,240	0	(448)
	12/2022		13,683	ZAR	214,981	0	(679)
	02/2023	ZAR	44,141		$2,643	0	(10)
GLM	07/2022	BRL	661,817		126,724	370	(106)
	07/2022	CLP	3,509,260		4,067	251	0
	07/2022	HUF	566,389		1,499	6	0
	07/2022	MXN	262,704		12,820	15	(258)
	07/2022	MYR	16,374		3,720	0	0
	07/2022	PLN	14,407		3,186	2	(26)
	07/2022		$133,244	BRL	661,817	0	(6,785)
	07/2022		1,986	CLP	1,697,847	0	(140)
	07/2022		316	CZK	7,466	0	0
	07/2022		1,699	HUF	621,370	0	(60)
	07/2022		5,610	MXN	110,589	0	(120)
	07/2022		1,886	MYR	8,257	0	(10)
	07/2022		12,133	PEN	45,025	0	(398)
	07/2022		685	PLN	3,035	0	(9)
	07/2022		1,411	RON	6,719	11	0
	07/2022		5,125	ZAR	82,656	0	(53)
	07/2022	ZAR	307,494		$19,145	260	0
	08/2022	COP	31,261,320		7,756	290	0
	08/2022	DOP	107,905		1,953	0	(1)
	08/2022	IDR	34,079,794		2,303	26	0
	08/2022	PEN	16,134		4,264	65	0
	08/2022 «	RUB	1,142,662		12,041	0	(7,876)
	08/2022	THB	201,740		5,764	50	0
	08/2022	TRY	36,068		2,052	0	(52)
	08/2022		$2,857	DOP	166,283	154	0
	08/2022		13,019	IDR	191,585,424	0	(217)
	08/2022		6,296	PEN	23,720	0	(122)
	08/2022		1,507	THB	53,076	0	(3)
	08/2022		5,005	ZAR	77,665	0	(252)
	09/2022	EGP	70,264		$3,581	0	(24)
	09/2022	MYR	21,643		4,930	23	0
	09/2022		$148	HKD	1,162	0	0
	09/2022		612	MXN	12,383	0	(5)
	09/2022		30,023	MYR	132,532	58	(35)
	10/2022	BRL	16,500		$2,883	0	(190)
	10/2022	COP	17,735,758		4,502	305	0
	10/2022		$2,757	COP	11,374,913	0	(65)
	10/2022	ZAR	103,431		$6,563	270	0
	11/2022	ILS	133,887		43,365	4,697	0
	11/2022	ZAR	60,589		3,774	97	0
	05/2023		23,245		1,391	7	0
HUS	07/2022	CLP	287,655		348	34	0
	07/2022	COP	11,588,400		2,900	117	0
	07/2022	MXN	84,758		4,119	0	(89)
	07/2022	PLN	31,397		7,071	75	0
	07/2022		$22,949	CLP	19,931,176	5	(1,300)
	07/2022		1,719	HUF	626,213	0	(68)
	07/2022		131	ILS	453	0	(2)
	08/2022	CNH	15,882		$2,365	0	(7)
	08/2022	IDR	271,541,125		18,551	406	0
	08/2022	PEN	4,494		1,206	36	0
	08/2022		$54,325	CLP	45,595,078	0	(4,987)
	08/2022		22,661	EUR	21,425	26	(174)
	08/2022		51,559	IDR	755,358,617	0	(1,085)
	08/2022		0	PEN	1	0	0
	08/2022		5,236	TRY	89,875	8	0
	08/2022	ZAR	80,116		$5,383	484	0
	09/2022		$2,008	CLP	1,883,303	14	0
	10/2022	BRL	382,800		$71,427	140	0
	10/2022	COP	31,083,388		7,468	113	0
	05/2023		$11,712	CNH	78,601	51	0
IND	07/2022	CLP	7,423,066		$8,895	809	0
	07/2022	HUF	20,000		56	4	0
	07/2022	ZAR	194,922		12,730	770	0
	08/2022	CLP	9,937,032		11,359	606	0
	08/2022		$8,837	CLP	7,423,066	0	(811)
	08/2022		3,348	ZAR	54,331	0	(23)
	08/2022	ZAR	74,530		$5,014	453	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

	10/2022		23,245		1,504	90	0
	11/2022		53,213		3,436	206	0
	06/2024		$3,517	TWD	90,489	0	(307)
JPM	07/2022	BRL	60,448		$11,851	421	(120)
	07/2022	CLP	36,549,855		42,496	2,747	0
	07/2022	EGP	97,635		5,045	0	(76)
	07/2022	MXN	60,826		2,991	0	(29)
	07/2022		$12,213	BRL	60,448	0	(663)
	07/2022		83,485	CZK	1,957,481	14	(677)
	07/2022		4,925	MXN	98,264	0	(47)
	07/2022		6,925	PEN	25,394	0	(307)
	07/2022		1,827	VND	42,386,400	0	(5)
	07/2022	VND	42,386,400		$1,818	0	(4)
	08/2022	CNH	6,983		1,038	0	(5)
	08/2022	IDR	857,786,827		58,082	764	0
	08/2022	ILS	100,750		31,512	2,626	0
	08/2022	KRW	165,283		130	2	0
	08/2022	PEN	5,023		1,330	23	0
	08/2022	PHP	2,854		54	2	0
	08/2022	SGD	792		570	0	0
	08/2022	TRY	73,863		4,354	48	0
	08/2022	TWD	13,978		474	3	0
	08/2022		$18,183	CNY	121,794	6	0
	08/2022		5,096	IDR	74,029,592	0	(149)
	08/2022		41,970	SGD	57,713	2	(429)
	08/2022		197	TRY	3,398	2	0
	08/2022	ZAR	135,296		$8,789	508	0
	08/2022	ZMW	13,716		561	0	(250)
	09/2022	TWD	27,188		978	58	0
	10/2022	BRL	9,200		1,588	0	(125)
	10/2022	COP	61,528,904		15,153	594	0
	11/2022		$1,649	PKR	364,429	103	0
	11/2022	ZAR	40,892		$2,508	26	0
	12/2022		$10,367	TRY	175,739	0	(1,449)
	12/2022		1,798	VND	42,386,400	15	0
	06/2023		6,245		149,880,000	117	0
MBC	08/2022 «		4,758	RUB	406,394	2,326	0
MYI	07/2022	BRL	78,558		$15,454	443	0
	07/2022	CLP	13,179,526		14,660	453	(134)
	07/2022	COP	13,299,525		3,328	125	0
	07/2022	CZK	60,447		2,552	0	(5)
	07/2022	DKK	180,846		26,825	1,345	0
	07/2022		$14,998	BRL	78,558	13	0
	07/2022		8,422	CLP	7,094,549	0	(703)
	07/2022		3,204	COP	13,299,525	0	0
	07/2022		5,007	DKK	35,230	0	(43)
	07/2022		101	PLN	450	0	(1)
	07/2022		573	ZAR	9,189	0	(9)
	08/2022	DKK	35,158		$5,007	45	0
	08/2022	EUR	1,389		1,469	12	(3)
	08/2022	IDR	281,388,076		19,304	501	0
	08/2022	INR	45,106		577	8	0
	08/2022	KRW	213,926		168	2	0
	08/2022	TRY	117,825		7,090	215	(1)
	08/2022	TWD	4,157		141	1	0
	08/2022		$10,155	BRL	53,102	0	(95)
	08/2022		6,335	CLP	5,946,401	100	0
	08/2022		18,362	CNY	123,273	48	0
	08/2022		3,300	COP	13,299,525	0	(124)
	08/2022		2,403	PEN	9,037	0	(51)
	08/2022		104,642	THB	3,605,175	0	(2,524)
	08/2022		9,739	ZAR	154,728	0	(277)
	09/2022	CLP	2,673,982		$3,041	170	0
	09/2022	KZT	347,617		760	46	0
	09/2022	MYR	26,228		5,934	0	(12)
	09/2022	TWD	11,098		398	22	0
	09/2022		$41,167	MYR	181,070	10	(128)
	10/2022	COP	12,865,861		$3,054	10	0
	10/2022		$23,461	BRL	136,900	2,033	0
	10/2022		186	COP	720,378	0	(16)
	11/2022		2,418	ZAR	38,049	0	(108)
	12/2022	TRY	118,946		$9,414	3,378	0
	02/2023		$7,100	EGP	123,433	0	(1,104)
	05/2023	CZK	15,047	EUR	571	0	(6)
NGF	08/2022		$18,854	CNH	125,302	0	(140)
RBC	07/2022		921	HUF	347,632	0	(4)
	08/2022		3,155	PEN	11,905	0	(57)
	09/2022	MXN	352,150		$17,114	0	(190)
	09/2022	ZAR	196,043		12,699	734	0
	10/2022	MXN	89,517		4,468	94	0
	10/2022		$2,821	COP	11,076,659	0	(200)
	10/2022		19,281	MXN	386,175	0	(410)
RYL	07/2022	CLP	1,333,374		$1,590	140	0
	07/2022		$2,347	CLP	2,067,963	0	(98)
SCX	07/2022	BRL	31,467		$6,099	86	0
	07/2022	HUF	746,051		2,034	68	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

07/2022	ILS	21,168	6,279	216	0
07/2022	$6,007	BRL	31,467	5	0
07/2022	18,713	CLP	15,288,122	0	(2,086)
07/2022	2,950	COP	11,588,400	0	(167)
07/2022	1,839	VND	42,554,460	0	(10)
08/2022	CNH	28,172	$4,206	0	(3)
08/2022	EUR	19,551	20,961	416	(1)
08/2022	$4,545	CNH	30,503	11	0
08/2022	11,300	CNY	75,627	0	(6)
08/2022	43,136	IDR	628,547,659	0	(1,136)
08/2022	27,533	NOK	273,465	255	0
08/2022	7,636	PEN	28,746	0	(155)
08/2022	9,682	THB	338,043	0	(107)
08/2022	4,839	ZAR	74,530	0	(278)
09/2022	COP	66,458,559	$16,545	743	0
09/2022	MYR	42,700	10,156	478	0
09/2022	$18,621	MYR	82,177	18	(13)
09/2022	12,681	ZAR	196,043	0	(716)
10/2022	1,479	23,245	0	(65)
11/2022	COP	22,714,125	$5,344	0	(1)
11/2022	PEN	4,505	1,088	0	(73)
11/2022	$2,001	PKR	436,747	99	0
11/2022	3,975	ZAR	60,036	0	(331)
11/2022	ZAR	64,609	$3,931	10	0
12/2022	$1,796	VND	42,572,784	26	0
04/2023	KES	115,571	$867	0	(74)
SOG	07/2022	$30,263	GBP	24,867	7	0
07/2022	483	HUF	183,016	2	(3)
08/2022	GBP	24,867	$30,277	0	(8)
08/2022	NOK	36,000	3,631	0	(27)
03/2023	KES	92,722	716	0	(40)
05/2023	CZK	24,686	EUR	948	3	0
SSB	08/2022	$2,824	PEN	10,759	0	(24)
TOR	07/2022	BRL	5,477	$1,059	13	0
07/2022	ILS	25	7	0	0
07/2022	$1,046	BRL	5,477	1	0
07/2022	23,872	JPY	3,175,200	0	(469)
08/2022	1,051	BRL	5,477	0	(13)
08/2022	ZAR	31,163	$1,911	5	0
09/2022	JPY	9,440,000	70,688	738	0
10/2022	ZAR	56,017	3,416	8	0
11/2022	$2,432	ZAR	38,078	0	(121)
UAG	07/2022	BRL	27,075	$5,169	0	(5)
07/2022	CZK	16,462	699	2	0
07/2022	HUF	650,448	1,756	41	0
07/2022	ILS	735	214	3	0
07/2022	$5,481	BRL	28,259	0	(83)
07/2022	11,553	CLP	9,455,252	0	(1,254)
07/2022	60,567	HUF	21,242,080	0	(4,564)
07/2022	329	ILS	1,137	0	(3)
07/2022	4,987	MXN	98,281	0	(109)
07/2022	6,000	ZAR	96,541	0	(76)
07/2022	ZAR	14,538	$905	13	0
08/2022	CLP	21,404,970	24,484	1,376	0
08/2022	PEN	14,229	3,713	11	0
08/2022	PHP	448,521	8,550	413	0
08/2022	TRY	144,145	8,810	394	0
08/2022	$2,907	PEN	11,140	0	(8)
08/2022	3,507	TRY	60,203	12	0
09/2022	CLP	6,651,145	$7,031	3	(115)
09/2022	MXN	364,420	18,210	321	(15)
09/2022	TRY	378,876	21,409	224	(199)
09/2022	$4,804	CLP	3,993,906	0	(510)
09/2022	5,259	MXN	109,791	128	0
10/2022	3,781	ZAR	55,918	0	(379)
11/2022	926	15,135	0	(8)
11/2022	ZAR	133,955	$8,537	407	0
12/2022	TRY	22,814	1,029	0	(134)
12/2022	$4,459	TRY	71,721	0	(820)
01/2023	3,023	TWD	78,505	0	(334)
02/2023	CNH	155,805	$24,232	932	0
05/2023	EUR	89	CZK	2,335	1	0

Total Forward Foreign Currency Contracts	$77,923	$(77,320)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus INR	INR	92.600	06/16/2025	1,500	$90	$35
Put - OTC USD versus INR	92.600	06/16/2025	1,500	90	120
MYI	Call - OTC EUR versus CZK	CZK	26.330	05/10/2023	3,171	100	79
Put - OTC EUR versus CZK	26.330	05/10/2023	3,171	100	107

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Put - OTC EUR versus USD	$0.950	07/29/2022	35,647	75	6
Put - OTC GBP versus USD	1.170	08/15/2022	38,147	395	215
SOG	Call - OTC EUR versus CZK	CZK	26.000	05/08/2023	3,108	93	93
Put - OTC EUR versus CZK	26.000	05/08/2023	3,108	88	79
UAG	Call - OTC EUR versus CZK	25.975	05/08/2023	3,108	95	94
Put - OTC EUR versus CZK	25.975	05/08/2023	3,108	87	77
Call - OTC EUR versus CZK	26.200	05/08/2023	3,108	105	83
Put - OTC EUR versus CZK	26.200	05/08/2023	3,108	95	94

$1,413	$1,082

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	1.000%	04/26/2024	7,850,000	$331	$206

Total Purchased Options	$1,744	$1,288

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700%	08/17/2022	197,800	$(121)	$(23)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	197,800	(168)	(316)

$(289)	$(339)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYI	Put - OTC GBP versus USD	$1.100	08/15/2022	57,221	$(170)	$(56)

Total Written Options	$(459)	$(395)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Ghana Government International Bond	5.000%	Quarterly	06/20/2024	30.388%	$800	$2	$(267)	$0	$(265)
Nigeria Government International Bond	1.000	Quarterly	06/20/2023	1.448	2,600	(62)	51	0	(11)
State Oil Company of Azerb	1.000	Quarterly	12/20/2023	3.275	500	(17)	1	0	(16)
State Oil Company of Azerb	5.000	Quarterly	06/20/2026	6.225	4,600	39	(217)	0	(178)

$(38)	$(432)	$0	$(470)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Montenegro Equity Market Index «	1.000%	Quarterly	06/20/2023	EUR	400	$(31)	$19	$0	$(12)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month ILS-TELBOR	0.295%	Annual	09/08/2025	ILS	39,000	$0	$779	$779	$0
Pay	3-Month ILS-TELBOR	1.963	Annual	02/16/2028	28,700	(2)	(258)	0	(260)
Receive	3-Month ILS-TELBOR	0.800	Annual	04/24/2028	130,200	0	3,777	3,777	0
Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028	18,500	0	(210)	0	(210)
Pay	3-Month ILS-TELBOR	0.680	Annual	09/08/2030	19,500	0	(859)	0	(859)
Receive	3-Month KRW-KORIBOR	1.197	Quarterly	03/18/2025	KRW	64,449,000	0	3,089	3,089	0
Pay	6-Month THB-THBFIX	3.000	Semi-Annual	06/15/2032	THB	510,200	71	72	143	0
BPS	Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026	COP	16,064,000	0	442	442	0
Pay	3-Month ILS-TELBOR	1.805	Annual	12/12/2025	ILS	1,700	0	(9)	0	(9)
Pay	3-Month ILS-TELBOR	0.588	Annual	04/29/2026	1,400	0	(30)	0	(30)
Pay	3-Month KRW-KORIBOR	1.450	Quarterly	01/23/2025	KRW	67,610,200	0	(2,703)	0	(2,703)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

BRC	Pay	3-Month ILS-TELBOR	1.050	Annual	02/27/2024	ILS	12,800	0	(80)	0	(80)
	Receive	3-Month ILS-TELBOR	0.513	Annual	08/12/2024		39,500	0	446	446	0
	Receive	3-Month ILS-TELBOR	0.795	Annual	06/20/2028		43,000	0	1,300	1,300	0
	Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028		46,200	0	(559)	0	(559)
BSH	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026	CLP	15,998,900	0	(2,082)	0	(2,082)
	Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029		3,550,000	0	712	712	0
CBK	Pay	3-Month ILS-TELBOR	1.041	Annual	05/15/2024	ILS	80,700	0	(641)	0	(641)
	Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024		146,100	0	1,250	1,250	0
	Receive	3-Month ILS-TELBOR	0.485	Annual	08/09/2024		64,700	0	741	741	0
	Pay	6-Month CLP-CHILIBOR	3.650	Semi-Annual	11/14/2023	CLP	326,700	0	(26)	0	(26)
	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029		2,445,900	(38)	465	427	0
	Pay	6-Month THB-THBFIX	2.500	Semi-Annual	06/15/2027	THB	19,600	(2)	(3)	0	(5)
CKL	Pay	3-Month ILS-TELBOR	2.100	Annual	06/20/2028	ILS	11,000	(36)	(71)	0	(107)
DUB	Receive	3-Month ILS-TELBOR	0.690	Annual	09/27/2027		25,100	0	659	659	0
GLM	Receive	3-Month COP-IBR Compounded-OIS	4.880	Quarterly	06/07/2024	COP	27,580,700	(3)	562	559	0
	Pay	3-Month ILS-TELBOR	0.235	Annual	01/15/2023	ILS	122,700	0	(293)	0	(293)
	Pay	3-Month ILS-TELBOR	1.048	Annual	02/27/2024		171,400	0	(1,073)	0	(1,073)
	Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024		64,900	0	555	555	0
	Receive	3-Month ILS-TELBOR	0.960	Annual	05/24/2024		10,700	0	91	91	0
	Receive	3-Month ILS-TELBOR	0.520	Annual	08/12/2024		51,200	0	575	575	0
	Pay	3-Month ILS-TELBOR	1.898	Annual	12/17/2025		59,900	0	(272)	0	(272)
	Pay	3-Month ILS-TELBOR	0.540	Annual	05/11/2027		10,300	0	(283)	0	(283)
	Pay	3-Month ILS-TELBOR	1.971	Annual	02/16/2028		3,200	0	(29)	0	(29)
	Pay	3-Month ILS-TELBOR	1.883	Annual	03/21/2028		37,800	0	(419)	0	(419)
	Receive	3-Month ILS-TELBOR	0.720	Annual	06/20/2028		20,200	0	635	635	0
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		10,300	0	(117)	0	(117)
	Receive	3-Month ILS-TELBOR	0.820	Annual	01/15/2030		20,200	0	768	768	0
	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026	CLP	5,445,000	0	955	955	0
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	(1,915)	0	(1,915)
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		6,734,700	0	(1,149)	0	(1,149)
	Pay	6-Month CLP-CHILIBOR(6)	4.319	Semi-Annual	05/22/2029		10,120,000	0	(575)	0	(575)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	(349)	0	(349)
	Pay	6-Month THB-THBFIX	3.000	Semi-Annual	06/15/2032	THB	997,600	280	7	287	0
GST	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032		222,800	52	156	208	0
HUS	Pay	3-Month ILS-TELBOR	1.018	Annual	03/11/2024	ILS	117,300	0	(786)	0	(786)
	Pay	3-Month ILS-TELBOR	1.018	Annual	05/15/2024		64,800	0	(523)	0	(523)
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		20,000	1	(228)	0	(227)
JPM	Receive	3-Month ILS-TELBOR	0.475	Annual	08/09/2024		67,300	0	777	777	0
	Receive	3-Month ILS-TELBOR	0.813	Annual	06/20/2028		24,300	0	728	728	0
	Pay	3-Month ILS-TELBOR	2.078	Annual	06/20/2028		17,000	0	(171)	0	(171)
	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	766	766	0
MBC	Pay	6-Month THB-THBFIX	3.000	Semi-Annual	06/15/2032	THB	306,500	78	10	88	0
MYC	Receive	1-Day THB-THORON Compounded-OIS	1.500	Quarterly	06/15/2023		3,553,800	(65)	42	0	(23)
	Pay	1-Day THB-THORON Compounded-OIS	2.500	Quarterly	06/15/2024		1,792,100	196	123	319	0
	Pay	6-Month THB-THBFIX	2.500	Semi-Annual	06/15/2027		18,900	(2)	(3)	0	(5)
	Pay	6-Month THB-THBFIX(6)	3.000	Semi-Annual	09/21/2027		494,650	40	65	105	0
	Pay	6-Month THB-THBFIX	3.000	Semi-Annual	06/15/2029		1,207,500	(133)	500	367	0
	Pay	6-Month THB-THBFIX	2.750	Semi-Annual	06/15/2032		237,500	(120)	35	0	(85)
SCX	Pay	3-Month MYR-KLIBOR	3.750	Quarterly	06/15/2025	MYR	188,820	(125)	260	135	0

								$192	$5,626	$21,683	$(15,865)

Total Swap Agreements								$123	$5,213	$21,683	$(16,347)

(n)

Securities with an aggregate market value of $29,846 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)		This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$2,493	$0	$2,493
Austria
Corporate Bonds & Notes	0	205	0	205
Bahamas
Sovereign Issues	0	2,979	0	2,979
Brazil
Corporate Bonds & Notes	0	15,469	11,206	26,675
Sovereign Issues	0	113,438	0	113,438
Cayman Islands
Asset-Backed Securities	0	12,113	0	12,113
Corporate Bonds & Notes	0	9,445	0	9,445
Chile
Sovereign Issues	0	17,887	0	17,887
China
Sovereign Issues	0	143,057	0	143,057
Colombia
Corporate Bonds & Notes	0	8,346	0	8,346
Sovereign Issues	0	191,678	0	191,678
Czech Republic
Sovereign Issues	0	24,774	0	24,774
Denmark
Corporate Bonds & Notes	0	30,500	0	30,500
Dominican Republic
Sovereign Issues	0	5,107	0	5,107
France
Corporate Bonds & Notes	0	0	1,377	1,377
Hungary
Sovereign Issues	0	18,119	0	18,119
India
Corporate Bonds & Notes	0	6,891	0	6,891
Indonesia
Sovereign Issues	0	159,609	0	159,609
Ireland
Asset-Backed Securities	0	824	0	824
Israel
Sovereign Issues	0	28,626	0	28,626
Ivory Coast
Loan Participations and Assignments	0	0	3,931	3,931
Jersey, Channel Islands
Corporate Bonds & Notes	0	9,074	0	9,074
Kazakhstan
Corporate Bonds & Notes	0	6,034	0	6,034
Luxembourg
Corporate Bonds & Notes	0	70	879	949
Malaysia
Sovereign Issues	0	174,778	0	174,778
Mexico
Sovereign Issues	0	78,345	0	78,345
Morocco
Sovereign Issues	0	200	0	200
Netherlands
Corporate Bonds & Notes	0	6,265	0	6,265
Loan Participations and Assignments	0	534	0	534
Nigeria
Corporate Bonds & Notes	0	4,245	0	4,245
Loan Participations and Assignments	0	4,429	0	4,429
Peru
Corporate Bonds & Notes	0	4,669	0	4,669
Sovereign Issues	0	71,732	0	71,732
Philippines
Sovereign Issues	0	10,346	0	10,346
Poland
Sovereign Issues	0	88,736	0	88,736
Qatar
Corporate Bonds & Notes	0	0	130	130
Romania
Sovereign Issues	0	70,047	0	70,047
Russia
Sovereign Issues	0	23,895	0	23,895
Serbia
Sovereign Issues	0	2,501	0	2,501
South Africa
Corporate Bonds & Notes	0	14,224	11,869	26,093
Loan Participations and Assignments	0	0	5,780	5,780
Sovereign Issues	0	237,770	0	237,770
Spain
Corporate Bonds & Notes	0	202	0	202
Preferred Securities	0	210	0	210
Supranational
Corporate Bonds & Notes	0	65,139	0	65,139
Tanzania
Loan Participations and Assignments	0	0	6,198	6,198
Thailand
Sovereign Issues	0	78,030	0	78,030

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Turkey
Loan Participations and Assignments	0	7,229	0	7,229
Uganda
Sovereign Issues	0	2,995	0	2,995
Ukraine
Sovereign Issues	0	1,870	0	1,870
United Arab Emirates
Loan Participations and Assignments	0	9,086	0	9,086
United Kingdom
Corporate Bonds & Notes	0	6,139	0	6,139
Non-Agency Mortgage-Backed Securities	0	192	0	192
United States
Asset-Backed Securities	0	83,852	0	83,852
Common Stocks	0	0	89	89
Corporate Bonds & Notes	19,296	7,146	0	26,442
Non-Agency Mortgage-Backed Securities	0	35,824	0	35,824
U.S. Government Agencies	0	29	0	29
Virgin Islands (British)
Corporate Bonds & Notes	0	5,625	0	5,625
Zambia
Sovereign Issues	0	2,976	0	2,976
Short-Term Instruments
Commercial Paper	0	19,891	0	19,891
Repurchase Agreements	0	3,724	0	3,724
Argentina Treasury Bills	0	27	0	27
Israel Treasury Bills	0	118,685	0	118,685
Japan Treasury Bills	0	69,599	0	69,599
Malaysia Treasury Bills	0	21,493	0	21,493
U.S. Treasury Bills	0	31,684	0	31,684

$19,296	$2,171,101	$41,459	$2,231,856
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$219,799	$0	$0	$219,799

Total Investments	$239,095	$2,171,101	$41,459	$2,451,655

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	16,609	0	16,609
Over the counter	0	94,356	6,538	100,894

$0	$110,965	$6,538	$117,503
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(16,016)	0	(16,016)
Over the counter	0	(86,174)	(7,888)	(94,062)

$0	$(102,190)	$(7,888)	$(110,078)

Total Financial Derivative Instruments	$0	$8,775	$(1,350)	$7,425

Totals	$239,095	$2,179,876	$40,109	$2,459,080

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022 (2)

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$10,189	$4,150	$0	$(5)	$0	$(3,128)	$0	$0	$11,206	$(3,128)
France
Corporate Bonds & Notes	1,466	0	0	5	0	(94)	0	0	1,377	(94)
Germany
Corporate Bonds & Notes	15,899	0	(15,406)	(1)	(1,624)	1,132	0	0	0	0
Ivory Coast
Loan Participations and Assignments	4,321	0	0	0	0	(390)	0	0	3,931	(390)
Jersey, Channel Islands
Corporate Bonds & Notes	9,646	0	0	5	0	(577)	0	(9,074)	0	0
Luxembourg
Corporate Bonds & Notes	0	865	0	2	0	12	0	0	879	12

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Qatar
Corporate Bonds & Notes	143	0	0	0	0	(13)	0	0	130	(13)
South Africa
Corporate Bonds & Notes	13,408	0	0	0	0	(1,539)	0	0	11,869	(1,539)
Loan Participations and Assignments	5,718	0	0	69	0	(7)	0	0	5,780	84
Tanzania
Loan Participations and Assignments	0	0	0	0	0	0	6,198	0	6,198	0
United States
Common Stocks	0	89	0	0	0	0	0	0	89	0
Non-Agency Mortgage-Backed Securities	300	0	(300)	0	0	0	0	0	0	0

	$61,090	$5,104	$(15,706)	$75	$(1,624)	$(4,604)	$6,198	$(9,074)	$41,459	$(5,068)
Financial Derivative Instruments - Assets
Over the counter	$125	$0	$0	$0	$0	$6,413	$0	$0	$6,538	$6,538

Financial Derivative Instruments - Liabilities
Over the counter	$(5,454)	$0	$5	$0	$0	$(2,439)	$0	$0	$(7,888)	$(7,875)

Totals	$55,761	$5,104	$(15,701)	$75	$(1,624)	$(630)	$6,198	$(9,074)	$40,109	$(6,405)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes		$1,981	Discounted Cash Flow			Discount Rate			34.580	—
		9,225	Reference Instrument			Weighted Average		BRL	42.864	—
France
Corporate Bonds & Notes		1,377	Other Valuation Techniques(3)			—			—	—
Ivory Coast
Loan Participations and Assignments		3,931	Discounted Cash Flow			Discount Rate			6.950	—
Luxembourg
Corporate Bonds & Notes		537	Other Valuation Techniques(3)			—			—	—
		342	Proxy Pricing			Base Price			100.000	—
Qatar
Corporate Bonds & Notes		130	Other Valuation Techniques(3)			—			—	—
South Africa
Corporate Bonds & Notes		11,869	Other Valuation Techniques(3)			—			—	—
Loan Participations and Assignments		5,780	Reference Instrument			Yield			6.366	—
Tanzania
Loan Participations and Assignments		6,198	Third Party Vendor			Broker Quote			100.250	—
United States
Common Stocks		89	Other Valuation Techniques(3)			—			—	—
Financial Derivative Instruments - Assets
Over the counter		6,538	Other Valuation Techniques(3)			—			—	—
Financial Derivative Instruments - Liabilities
Over the counter		(12)	Indicative Market Quotation			Broker Quote			(2.904)	—
		(7,876)	Other Valuation Techniques(3)			—			—	—

Total		$40,109

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO ESG Income Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
TerraForm Power Operating LLC 2.921% due 05/21/2029 «		$500	$491

Total Loan Participations and Assignments (Cost $493)			491

CORPORATE BONDS & NOTES 29.6%
BANKING & FINANCE 16.2%
ABN AMRO Bank NV 2.470% due 12/13/2029 •		500	427
AIB Group PLC 2.875% due 05/30/2031 •	EUR	200	190
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		$400	316
Ally Financial, Inc. 8.000% due 11/01/2031		250	278
American Express Co. 4.050% due 05/03/2029		500	491
American Tower Corp.
3.100% due 06/15/2050		300	208
3.800% due 08/15/2029		200	184
Asian Development Bank
4.700% due 03/12/2024	MXN	5,600	254
6.550% due 01/26/2025	ZAR	40,000	2,388
Assicurazioni Generali SpA 4.125% due 05/04/2026	EUR	100	105
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(f)(g)		200	202
Banco BTG Pactual SA 2.750% due 01/11/2026		$600	534
Banco General SA 4.875% due 01/11/2029		400	367
Banco Mercantil del Norte SA 6.625% due 01/24/2032 •(f)(g)		200	164
Bancolombia SA 3.000% due 01/29/2025		400	369
Bank of America Corp. 2.687% due 04/22/2032 •		200	168
Banque Ouest Africaine de Developpement 2.750% due 01/22/2033	EUR	870	732
Barclays PLC 7.750% due 09/15/2023 •(f)(g)		$200	197
BNP Paribas SA 4.625% due 02/25/2031 •(f)(g)		400	296
Boston Properties LP
2.550% due 04/01/2032		150	120
3.400% due 06/21/2029		100	90
Brookfield Finance, Inc. 2.724% due 04/15/2031		350	296
Citycon Treasury BV 1.625% due 03/12/2028	EUR	300	232
Cooperatieve Rabobank UA 4.375% due 06/29/2027 •(f)		400	370
CPI Property Group SA
1.500% due 01/27/2031		100	70
2.750% due 01/22/2028	GBP	200	188
Crown Castle International Corp. 3.100% due 11/15/2029		$400	354
CTP NV
1.250% due 06/21/2029	EUR	200	146
1.500% due 09/27/2031		500	318
Deutsche Bank AG 3.742% due 01/07/2033 •		$500	364
Equinix, Inc.
1.550% due 03/15/2028		500	421
3.900% due 04/15/2032		400	362
First American Financial Corp. 2.400% due 08/15/2031		600	463
Ford Motor Credit Co. LLC
3.664% due 09/08/2024		200	190
5.125% due 06/16/2025		200	191
5.584% due 03/18/2024		200	199

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2022 (Unaudited)

FS KKR Capital Corp.
1.650% due 10/12/2024		200	178
3.125% due 10/12/2028		400	319
Globalworth Real Estate Investments Ltd. 2.950% due 07/29/2026	EUR	400	337
Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		$400	324
3.615% due 03/15/2028 •		1,000	947
Goodman U.S. Finance Four LLC 4.625% due 05/04/2032		1,000	982
Grainger PLC 3.000% due 07/03/2030	GBP	100	102
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		$200	200
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		300	274
HAT Holdings LLC
3.375% due 06/15/2026		535	462
3.750% due 09/15/2030		300	240
Host Hotels & Resorts LP
2.900% due 12/15/2031		250	199
3.375% due 12/15/2029		600	508
3.500% due 09/15/2030		200	171
Howard Hughes Corp. 4.375% due 02/01/2031		600	445
Hudson Pacific Properties LP 3.950% due 11/01/2027		230	219
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032		950	815
ING Groep NV
2.727% due 04/01/2032 •		200	167
3.875% due 05/16/2027 •(f)(g)		200	146
4.250% due 05/16/2031 •(f)(g)		200	137
4.252% due 03/28/2033 •		500	467
4.875% due 05/16/2029 •(f)(g)		200	164
Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	191
6.250% due 05/16/2024 •(f)(g)	EUR	200	200
Kilroy Realty LP
2.500% due 11/15/2032		$200	156
2.650% due 11/15/2033		900	698
Legal & General Group PLC 5.625% due 03/24/2031 •(f)(g)	GBP	200	206
Lendlease Finance Ltd. 3.400% due 10/27/2027	AUD	900	555
Lloyds Banking Group PLC 3.750% due 03/18/2028 •		$500	476
Manulife Financial Corp. 3.703% due 03/16/2032		1,000	920
MPT Operating Partnership LP 3.375% due 04/24/2030	GBP	200	195
Munich Re 5.875% due 05/23/2042 •		$400	403
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031		300	230
Natwest Group PLC 5.125% due 05/12/2027 •(f)(g)	GBP	200	206
NE Property BV 3.375% due 07/14/2027	EUR	300	271
Nexi SpA 1.625% due 04/30/2026		550	471
Nomura Holdings, Inc. 2.172% due 07/14/2028		$200	169
Nordea Bank Abp 3.750% due 03/01/2029 •(f)(g)		500	370
OneMain Finance Corp. 3.500% due 01/15/2027		781	626
Owl Rock Capital Corp. 2.875% due 06/11/2028		200	157
PennyMac Financial Services, Inc. 5.750% due 09/15/2031		200	150
Regency Centers LP 3.700% due 06/15/2030		100	91
Shinhan Bank Co. Ltd.
4.000% due 04/23/2029		200	192
4.375% due 04/13/2032		500	483
Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	300	272
1.750% due 11/24/2028		200	163
SLM Corp. 3.125% due 11/02/2026		$900	728
Societe Generale SA
4.750% due 05/26/2026 •(f)		200	163
7.875% due 12/18/2023 •(f)(g)		200	196
Standard Chartered PLC
2.678% due 06/29/2032 •		200	161

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2022 (Unaudited)

3.603% due 01/12/2033 •		200	164
7.750% due 04/02/2023 •(f)(g)		200	198
Starwood Property Trust, Inc.
3.625% due 07/15/2026		620	527
4.375% due 01/15/2027		320	278
Sun Communities Operating LP 4.200% due 04/15/2032		300	273
SVB Financial Group 4.570% due 04/29/2033 •		550	517
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(f)		400	329
UBS Group AG 4.375% due 02/10/2031 •(f)(g)		200	147
UDR, Inc. 3.100% due 11/01/2034		100	82
UniCredit SpA 5.459% due 06/30/2035 •		400	324
VIA Outlets BV 1.750% due 11/15/2028	EUR	500	438
VICI Properties LP 3.500% due 02/15/2025		$700	656
Weyerhaeuser Co.
4.000% due 11/15/2029		100	95
7.375% due 03/15/2032		15	17
Workspace Group PLC 2.250% due 03/11/2028	GBP	100	100
ZF Finance GmbH 2.000% due 05/06/2027	EUR	400	324

			33,615

INDUSTRIALS 9.8%
AA Bond Co. Ltd. 4.875% due 07/31/2043	GBP	400	485
Accor SA 2.375% due 11/29/2028	EUR	900	752
Ardagh Metal Packaging Finance USA LLC 3.000% due 09/01/2029		500	392
Ball Corp. 3.125% due 09/15/2031		$580	469
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	100	84
Berkeley Group PLC 2.500% due 08/11/2031	GBP	600	539
Boise Cascade Co. 4.875% due 07/01/2030		$500	438
CDW LLC 3.569% due 12/01/2031		500	414
Cellnex Finance Co. SA 3.875% due 07/07/2041		200	138
DaVita, Inc. 3.750% due 02/15/2031		300	216
Fair Isaac Corp. 4.000% due 06/15/2028		570	506
Faurecia SE 2.375% due 06/15/2027	EUR	500	393
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029		$150	130
Gap, Inc.
3.625% due 10/01/2029		250	176
3.875% due 10/01/2031		250	175
Graphic Packaging International LLC 2.625% due 02/01/2029	EUR	400	343
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$250	199
4.000% due 05/01/2031		200	167
Illumina, Inc. 2.550% due 03/23/2031		300	244
InterContinental Hotels Group PLC 3.375% due 10/08/2028	GBP	300	333
JDE Peet's NV 2.250% due 09/24/2031		$800	626
John Lewis PLC 6.125% due 01/21/2025	GBP	200	252
Lendlease Europe Finance PLC 3.500% due 12/02/2033		400	381
Lenovo Group Ltd. 3.421% due 11/02/2030		$400	341
Level 3 Financing, Inc. 3.750% due 07/15/2029		80	62
Lindblad Expeditions LLC 6.750% due 02/15/2027		300	258
Magallanes, Inc.
4.054% due 03/15/2029		500	458
5.050% due 03/15/2042		200	170

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2022 (Unaudited)

Marks & Spencer PLC
3.750% due 05/19/2026	GBP	100	107
4.500% due 07/10/2027		300	312
Metalsa SA de CV 3.750% due 05/04/2031		$150	106
Micron Technology, Inc. 2.703% due 04/15/2032		200	160
Natura Cosmeticos SA 4.125% due 05/03/2028		600	495
Nemak SAB de CV 2.250% due 07/20/2028	EUR	300	226
Newell Brands, Inc. 4.875% due 06/01/2025		$200	197
NextEra Energy Operating Partners LP 3.875% due 10/15/2026		350	321
Nokia Oyj 3.125% due 05/15/2028	EUR	500	479
NXP BV
2.500% due 05/11/2031		$300	247
5.000% due 01/15/2033		1,300	1,270
Pearson Funding PLC 3.750% due 06/04/2030	GBP	100	116
Prosus NV
3.061% due 07/13/2031		$600	442
3.257% due 01/19/2027		300	261
RELX Capital, Inc.
4.000% due 03/18/2029		100	97
4.750% due 05/20/2032		1,000	1,017
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		200	183
Rexel SA 2.125% due 12/15/2028	EUR	200	163
Sixt SE 1.750% due 12/09/2024		300	308
Standard Industries, Inc. 2.250% due 11/21/2026		600	494
Sunnova Energy Corp. 5.875% due 09/01/2026		$550	479
Travis Perkins PLC 3.750% due 02/17/2026 (i)	GBP	400	425
Valeo 1.000% due 08/03/2028	EUR	400	327
Verallia SA
1.625% due 05/14/2028		400	346
1.875% due 11/10/2031		500	392
VeriSign, Inc. 2.700% due 06/15/2031		$400	322
Vilmorin & Cie SA 1.375% due 03/26/2028	EUR	400	326
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031		$600	486
VMware, Inc. 1.800% due 08/15/2028		200	166
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	500	429
Weir Group PLC 2.200% due 05/13/2026		$400	352
Zenith Finco PLC 6.500% due 06/30/2027	GBP	200	197

			20,389

UTILITIES 3.6%
AES Corp. 2.450% due 01/15/2031		$720	580
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		200	175
Azure Power Energy Ltd. 3.575% due 08/19/2026		193	160
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		200	190
Clean Renewable Power Mauritius Pte Ltd. 4.250% due 03/25/2027		196	156
Clearway Energy Operating LLC 3.750% due 02/15/2031		650	526
Dominion Energy, Inc. 2.250% due 08/15/2031		200	165
Duke Energy Carolinas LLC 3.550% due 03/15/2052		402	335
Duke Energy Progress LLC 3.400% due 04/01/2032		400	372
Greenko Dutch BV 3.850% due 03/29/2026		388	330
Greenko Power Ltd. 4.300% due 12/13/2028		391	314

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2022 (Unaudited)

Iberdrola International BV 6.750% due 09/15/2033		250	284
India Green Energy Holdings 5.375% due 04/29/2024		250	234
India Green Power Holdings 4.000% due 02/22/2027		250	196
Leeward Renewable Energy Operations LLC 4.250% due 07/01/2029		650	520
NextEra Energy Capital Holdings, Inc. 2.200% due 12/02/2026	AUD	200	122
Pattern Energy Operations LP 4.500% due 08/15/2028		$500	436
Public Service Electric & Gas Co. 3.100% due 03/15/2032		1,000	920
San Diego Gas & Electric Co. 2.950% due 08/15/2051		350	259
Solar Star Funding LLC 5.375% due 06/30/2035		164	177
Southern California Edison Co.
2.500% due 06/01/2031		100	84
2.750% due 02/01/2032		400	338
Southwestern Public Service Co. 3.150% due 05/01/2050		100	77
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		329	310
TerraForm Power Operating LLC 5.000% due 01/31/2028		200	181
Vodafone Group PLC 5.125% due 06/04/2081 •		110	74

			7,515

Total Corporate Bonds & Notes (Cost $73,879)			61,519

U.S. GOVERNMENT AGENCIES 9.5%
Fannie Mae
3.000% due 04/01/2059		1,664	1,562
3.500% due 05/01/2056 - 08/01/2059		2,039	1,982
Freddie Mac 0.940% due 11/25/2030 ~(a)		2,797	158
Uniform Mortgage-Backed Security 4.000% due 09/01/2049		188	188
Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2052		16,000	15,755

Total U.S. Government Agencies (Cost $20,161)			19,645

U.S. TREASURY OBLIGATIONS 2.8%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2030		112	107
0.125% due 07/15/2031		1,823	1,735
0.750% due 02/15/2045		196	176
1.000% due 02/15/2046		378	359
1.375% due 02/15/2044		434	445
U.S. Treasury Notes
2.375% due 03/31/2029		3,100	2,968

Total U.S. Treasury Obligations (Cost $6,550)			5,790

NON-AGENCY MORTGAGE-BACKED SECURITIES 22.3%
1211 Avenue of the Americas Trust 4.280% due 08/10/2035 ~		1,500	1,403
225 Liberty Street Trust 4.501% due 02/10/2036		1,050	1,005
280 Park Avenue Mortgage Trust 2.271% (US0001M + 1.080%) due 09/15/2034 ~		2,000	1,945
Adjustable Rate Mortgage Trust
1.864% (US0001M + 0.240%) due 08/25/2036 ~		711	294
2.184% due 08/25/2036 •		285	124
American Home Mortgage Assets Trust
1.814% due 12/25/2046 ^•		35	30
2.044% (US0001M + 0.420%) due 06/25/2037 ~		152	147
BAMLL Commercial Mortgage Securities Trust
0.046% due 09/15/2038 ~(a)		261,000	23
4.074% due 09/15/2038 •		1,000	957
Barclays Commercial Mortgage Securities Trust
3.811% due 02/15/2053 ~		1,855	1,468
4.498% due 08/10/2035		1,000	950
5.122% due 08/10/2035 ~		900	810
Barclays Commercial Real Estate Trust 4.715% due 08/10/2033 ~		2,660	2,433
Bear Stearns ALT-A Trust 1.944% (US0001M + 0.320%) due 06/25/2046 ^~		354	311
Beast Mortgage Trust
3.274% due 03/15/2036 •		500	480
3.824% due 03/15/2036 •		500	475

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2022 (Unaudited)

Beneria Cowen & Pritzer Collateral Funding Corp. 3.816% due 06/15/2038 •	900	850
BSREP Commercial Mortgage Trust 0.125% due 08/15/2038 ~(a)	233,200	33
BSST Mortgage Trust
0.412% due 02/15/2037 ~(a)	63,800	159
4.129% due 02/15/2037 •	1,200	1,152
Chase Mortgage Finance Trust 3.342% due 03/25/2037 ^~	138	133
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	298	271
Commercial Mortgage Trust
0.347% due 12/15/2038 ~(a)	82,173	124
2.624% due 06/15/2034 •	107	103
2.874% due 06/15/2034 •	734	693
4.475% due 12/15/2038 •	1,000	958
Countrywide Alternative Loan Trust
2.004% due 10/25/2046 •	77	70
2.266% (US0001M + 0.640%) due 11/20/2035 ~	155	131
Countrywide Home Loan Mortgage Pass-Through Trust 2.730% due 02/25/2047 ^~	49	44
Countrywide Home Loan Reperforming REMIC Trust 4.377% due 01/25/2034 ^~	86	77
Credit Suisse Mortgage Capital Trust 3.303% due 07/10/2034 ~	1,301	1,299
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.246% due 04/25/2047 •	78	72
DOLP Trust 3.704% due 05/10/2041 ~	1,100	871
DROP Mortgage Trust
3.570% due 10/15/2043 •	1,000	948
4.070% due 10/15/2043 •	996	930
Extended Stay America Trust
3.025% due 07/15/2038 •	323	313
3.575% (US0001M + 2.250%) due 07/15/2038 ~	571	553
GCT Commercial Mortgage Trust 3.024% due 02/15/2038 •	200	192
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~	200	176
HarborView Mortgage Loan Trust 3.913% due 06/19/2036 ^~	138	72
Independence Plaza Trust
3.911% due 07/10/2035	1,500	1,448
4.158% due 07/10/2035	200	192
4.356% due 07/10/2035	350	333
IndyMac INDX Mortgage Loan Trust
1.794% (US0001M + 0.170%) due 01/25/2037 ^~	78	73
2.144% (US0001M + 0.520%) due 07/25/2035 ~	395	289
JP Morgan Chase Commercial Mortgage Securities Corp. 2.424% due 05/15/2034 •	730	719
JP Morgan Chase Commercial Mortgage Securities Trust
2.624% due 04/15/2038 •	365	347
3.024% due 04/15/2038 •	900	853
3.074% (US0001M + 1.750%) due 03/15/2036 ~	100	97
3.164% due 06/15/2038 •	1,000	919
3.434% due 05/15/2034 •	1,020	999
3.624% (US0001M + 2.300%) due 03/15/2036 ~	1,600	1,540
3.824% due 05/15/2034 •	900	874
4.424% due 03/15/2036 •	300	287
KREST Commercial Mortgage Securities Trust 3.024% due 11/05/2044 ~	1,100	837
MAD Mortgage Trust 3.478% due 08/15/2034 ~	650	618
Madison Avenue Trust 4.108% due 08/15/2034 ~	1,057	997
Merrill Lynch Alternative Note Asset Trust 2.024% due 03/25/2037 •	835	299
MFT Mortgage Trust 3.392% due 08/10/2040 ~	1,180	976
MFT Trust 3.358% due 02/10/2042	100	86
Morgan Stanley Capital Trust
0.174% due 12/15/2023 ~(a)	180,160	141
2.800% due 12/15/2036 •	800	777
3.300% due 12/15/2036 •	1,097	1,048
4.401% due 12/15/2023 •	1,500	1,413
Morgan Stanley Mortgage Loan Trust 1.944% due 06/25/2036 •	266	70
Natixis Commercial Mortgage Securities Trust 0.661% due 02/15/2039 ~(a)	23,885	722
NYO Commercial Mortgage Trust 3.870% due 11/15/2038 •	1,500	1,399
One New York Plaza Trust 2.274% due 01/15/2036 •	200	194
Residential Accredit Loans, Inc. Trust
5.500% due 02/25/2036	284	245

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2022 (Unaudited)

6.000% due 06/25/2036 ^	160	138
6.000% due 06/25/2037	236	205
Residential Asset Securitization Trust
1.934% due 04/25/2037 •	511	94
5.066% due 04/25/2037 •(a)	511	120
SFO Commercial Mortgage Trust
3.124% due 05/15/2038 •	450	425
3.724% (US0001M + 2.400%) due 05/15/2038 ~	450	424
Starwood Mortgage Trust
3.574% due 04/15/2034 •	1,000	957
3.629% due 11/15/2036 •	1,100	1,037
VASA Trust
3.074% due 07/15/2039 •	400	381
3.424% (US0001M + 2.100%) due 07/15/2039 ~	400	377
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 11/25/2037 ^	173	150
Worldwide Plaza Trust 3.526% due 11/10/2036	100	93

Total Non-Agency Mortgage-Backed Securities (Cost $49,300)		46,272

ASSET-BACKED SECURITIES 12.3%
ACE Securities Corp. Home Equity Loan Trust 1.794% due 11/25/2036 •	511	238
Argent Securities Trust 1.924% due 07/25/2036 •	178	158
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.424% due 11/25/2034 •	300	283
Asset-Backed Securities Corp. Home Equity Loan Trust
2.254% (US0001M + 0.630%) due 01/25/2036 ~	2,081	1,773
3.469% (US0001M + 1.845%) due 05/25/2035 ~	403	389
Bear Stearns Asset-Backed Securities Trust
1.764% due 11/25/2036 •	59	57
3.499% due 12/25/2034 •	291	279
Centex Home Equity Loan Trust
2.074% due 06/25/2036 •	29	29
2.554% due 09/25/2034 •	78	76
2.584% due 03/25/2035 •	204	191
Countrywide Asset-Backed Certificates Trust
2.059% due 01/25/2045 ^•	277	249
2.104% due 03/25/2047 ^•	226	199
EquiFirst Mortgage Loan Trust 3.424% due 04/25/2035 •	210	196
First Franklin Mortgage Loan Trust 2.164% (US0001M + 0.540%) due 03/25/2036 ~	1,688	1,468
First Help Financial LLC 4.430% due 01/18/2028	983	973
GoodLeap Sustainable Home Solutions Trust 4.000% due 04/20/2049	980	929
GSAA Home Equity Trust
1.764% due 03/25/2036 •	55	22
6.000% due 08/25/2047 ^	73	66
6.948% due 06/25/2036 þ	230	72
Lehman XS Trust 1.964% due 10/25/2036 •	148	139
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048	161	138
Long Beach Mortgage Loan Trust 1.784% due 10/25/2036 •	786	287
MASTR Asset-Backed Securities Trust 2.524% due 10/25/2035 •	225	208
Merrill Lynch Mortgage Investors Trust 2.224% (US0001M + 0.600%) due 12/25/2036 ~	1,607	1,511
Morgan Stanley ABS Capital, Inc. Trust 2.779% due 12/25/2034 •	24	24
Mosaic Solar Loan Trust 2.640% due 01/20/2053	726	655
New Century Home Equity Loan Trust 2.359% (US0001M + 0.735%) due 10/25/2035 ~	1,800	1,526
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	1,738	1,655
4.320% due 09/25/2030	1,000	984
Residential Asset Mortgage Products Trust
2.614% (US0001M + 0.660%) due 10/25/2033 ~	341	332
2.824% (US0001M + 0.800%) due 01/25/2035 ^~	964	903
Residential Asset Securities Corp. Trust 2.504% (US0001M + 0.880%) due 08/25/2034 ~	133	127
Service Experts Issuer 2.670% due 02/02/2032	855	790
Specialty Underwriting & Residential Finance Trust 2.794% due 12/25/2035 •	200	194
Starwood Commercial Mortgage Trust 3.623% due 04/18/2038 •	400	374
Structured Asset Investment Loan Trust
2.324% due 04/25/2033 •	38	38
2.599% due 05/25/2035 •	1,639	1,421

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2022 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust
1.914% due 07/25/2036 ^•		1,526	1,457
2.044% due 02/25/2037 •		131	123
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		1,592	1,446
Sunrun Demeter Issuer 2.270% due 01/30/2057		735	618
Tesla Auto Lease Trust 2.680% due 01/20/2023		1,925	1,919
Upstart Pass-Through Trust Series 3.800% due 04/20/2030 «		939	928

Total Asset-Backed Securities (Cost $26,663)			25,444

SOVEREIGN ISSUES 1.4%
Chile Government International Bond
2.750% due 01/31/2027		300	281
3.500% due 01/31/2034		300	267
Korea Development Bank 4.800% due 06/10/2023	IDR	13,450,000	898
Mexico Government International Bond 2.250% due 08/12/2036	EUR	610	445
Romania Government International Bond 2.000% due 04/14/2033		200	136
Serbia Government International Bond 1.000% due 09/23/2028		300	230
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	8,000	521
Uruguay Government International Bond 4.975% due 04/20/2055		$100	99

Total Sovereign Issues (Cost $3,525)			2,877

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
CaixaBank SA
5.875% due 10/09/2027 •(f)(g)		200,000	185
6.750% due 06/13/2024 •(f)(g)		200,000	202
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(f)		100,000	78

Total Preferred Securities (Cost $617)			465

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 28.4%
REPURCHASE AGREEMENTS (h) 19.9%			41,400

U.S. TREASURY BILLS 6.0%
0.719% due 07/19/2022 - 07/26/2022 (b)(c)(l)		$12,500	12,491

U.S. TREASURY CASH MANAGEMENT BILLS 2.5%
1.089% due 08/23/2022 (c)(d)		5,100	5,089

Total Short-Term Instruments (Cost $58,986)			58,980

Total Investments in Securities (Cost $240,174)			221,483

Total Investments 106.7% (Cost $240,174)			$221,483
Financial Derivative Instruments (j)(k) (0.3)%(Cost or Premiums, net $427)			(740)
Other Assets and Liabilities, net (6.4)%			(13,210)

Net Assets 100.0%			$207,533

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Coupon represents a weighted average yield to maturity.
(c)					Zero coupon security.
(d)					Coupon represents a yield to maturity.
(e)					Principal amount of security is adjusted for inflation.
(f)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)					Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

GSC	1.490%	06/30/2022	07/01/2022	$41,400	Fannie Mae 2.500% due 12/01/2051		$(42,927)	$41,400	$41,402

Total Repurchase Agreements							$(42,927)	$41,400	$41,402

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BRC				(1.250)%	05/26/2022	TBD(3)	GBP	(191)	$(232)

Total Reverse Repurchase Agreements									$(232)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.6)%
Uniform Mortgage-Backed Security, TBA					2.000%	08/01/2052	$750	$(650)	$(650)
Uniform Mortgage-Backed Security, TBA					2.500	08/01/2052	750	(674)	(674)

Total Short Sales (0.6)%								$(1,324)	$(1,324)

(i)					Securities with an aggregate market value of $174 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(92) at a weighted average interest rate of (1.500%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)					Open maturity reverse repurchase agreement.
(j)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2022 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	3	$8	$(3)	$(4)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	3	8	(2)	(2)

Total Written Options	$(5)	$(6)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2022	68	$7,633	$(18)	$48	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2022	31	$(3,674)	$23	$0	$(32)
U.S. Treasury 10-Year Ultra September Futures	09/2022	6	(764)	6	0	(8)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	7	(1,080)	23	0	(16)

$52	$0	$(56)

Total Futures Contracts	$34	$48	$(56)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.697%	EUR	200	$(1)	$(7)	$(8)	$0	$(2)
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.799	700	(10)	(24)	(34)	0	(5)
Tesco PLC	1.000	Quarterly	06/20/2028	1.643	500	1	(19)	(18)	0	(3)
Valeo SA	1.000	Quarterly	06/20/2028	3.563	100	(5)	(9)	(14)	0	(1)

$(15)	$(59)	$(74)	$0	$(11)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/21/2027	GBP	100	$8	$4	$12	$0	$(1)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	1,730	147	157	304	0	(32)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	1,660	90	549	639	0	(49)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	590,000	16	22	38	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2028	1,600,000	90	106	196	0	(14)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	340,000	4	20	24	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	133,000	38	29	67	0	(3)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		$400	(1)	(19)	(20)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		400	(1)	(13)	(14)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027		400	(1)	(19)	(20)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027		500	(2)	(20)	(22)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		500	(2)	(20)	(22)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027		800	(3)	(12)	(15)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027		800	(4)	(3)	(7)	5	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027		700	0	13	13	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		670	0	12	12	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		200	0	(13)	(13)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032		250	(1)	(22)	(23)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032		250	(1)	(19)	(20)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		200	(1)	(16)	(17)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		350	(2)	(27)	(29)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		250	(1)	(19)	(20)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		200	(1)	(14)	(15)	2	0
Pay(5)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		2,800	(52)	(12)	(64)	4	0
Pay(5)	3-Month USD-LIBOR	1.700	Semi-Annual	03/06/2024		500	(1)	(8)	(9)	1	0
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026		250	0	20	20	0	(1)
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/11/2027		200	0	(12)	(12)	1	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/12/2027		100	0	(6)	(6)	1	0
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027		500	(1)	(32)	(33)	3	0
Pay	3-Month USD-LIBOR	1.443	Semi-Annual	01/18/2027		500	(1)	(31)	(32)	2	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		100	0	7	7	0	(1)
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	01/20/2027		250	0	(16)	(16)	1	0
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027		600	(2)	(34)	(36)	3	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		550	0	38	38	0	(3)
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027		2,200	(8)	(121)	(129)	13	0
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	02/16/2027		300	(1)	(17)	(18)	2	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		500	0	33	33	0	(3)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		2,000	(8)	(100)	(108)	12	0
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		400	0	27	27	0	(2)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027		1,300	(5)	(68)	(73)	7	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2027		500	(14)	66	52	0	(3)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029		110	0	10	10	0	(1)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029		400	(2)	(28)	(30)	3	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		150	0	(13)	(13)	1	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		150	0	(12)	(12)	1	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		1,900	(19)	313	294	0	(14)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	05/10/2031		800	9	91	100	0	(6)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		700	62	66	128	0	(5)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2031		250	(1)	32	31	0	(2)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		200	0	(25)	(25)	2	0
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	01/12/2032		150	0	(16)	(16)	1	0
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	01/24/2032		150	(1)	(16)	(17)	1	0
Pay	3-Month USD-LIBOR	1.768	Semi-Annual	02/02/2032		100	0	(10)	(10)	1	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	02/18/2032		200	(1)	(16)	(17)	2	0
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051		100	(1)	21	20	0	(1)
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		250	(3)	60	57	0	(2)
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	01/24/2052		50	0	(11)	(11)	0	0
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	01/26/2052		50	0	(10)	(10)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	700	(3)	(22)	(25)	9	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		450	(2)	(14)	(16)	6	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027		3,900	163	262	425	0	(51)
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		4,240	211	606	817	0	(74)
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		400	11	131	142	0	(10)

							$702	$1,809	$2,511	$112	$(295)

Total Swap Agreements							$687	$1,750	$2,437	$112	$(306)

Cash of $ 1,912 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2022 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(k)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2022	ZAR	3,861		$252	$15	$0
	08/2022	EUR	8,450		8,852	4	(32)
	08/2022	GBP	3,966		4,921	90	0
	08/2022		$267	AUD	388	1	0
	08/2022		243	CAD	313	0	0
	08/2022		1,122	EUR	1,059	0	(9)
	08/2022		483	GBP	385	0	(14)
	08/2022		277	IDR	4,067,573	0	(5)
	08/2022		2,920	JPY	387,300	0	(58)
	08/2022		196	MXN	4,268	15	0
	08/2022		323	NOK	3,073	0	(10)
BPS	07/2022	BRL	9,773		$1,895	28	0
	07/2022	MXN	3,766		187	0	0
	07/2022		$1,866	BRL	9,773	2	0
	07/2022		180	MXN	3,766	7	0
	08/2022	EUR	181		$192	1	0
	08/2022	IDR	4,374,547		297	4	0
	08/2022		$1,881	BRL	9,773	0	(29)
	08/2022		402	CAD	520	2	0
	09/2022		185	MXN	3,766	0	0
BRC	08/2022	IDR	4,812,995		$325	4	0
	08/2022		$222	NOK	2,177	0	(1)
CBK	07/2022	BRL	200		$38	0	0
	07/2022		$35	BRL	200	3	0
	08/2022		1,125	AUD	1,596	0	(23)
GLM	07/2022	BRL	9,773		$1,866	0	(2)
	07/2022		$1,967	BRL	9,773	0	(100)
	07/2022	ZAR	238		$15	0	0
	10/2022	BRL	2,700		472	0	(31)
	10/2022		$632	BRL	3,700	57	0
HUS	08/2022	EUR	334		$349	0	(2)
	08/2022	IDR	1,155,981		79	2	0
	08/2022		$252	CLP	211,392	0	(23)
	08/2022		1,064	EUR	988	0	(25)
	08/2022		347	JPY	46,600	0	(2)
JPM	07/2022	BRL	200		$36	0	(2)
	07/2022		$38	BRL	200	0	0
	08/2022	IDR	2,627,761		$179	3	0
	08/2022		$307	EUR	290	0	(3)
	10/2022	BRL	1,000		$173	0	(14)
MYI	08/2022	EUR	4,677		4,949	33	0
	08/2022	IDR	5,414,433		367	5	0
	08/2022		$197	GBP	160	0	(2)
RBC	08/2022		1,420	CAD	1,837	8	0
	09/2022		406	MXN	8,356	5	0
SCX	08/2022	BRL	9,740		$1,840	0	(5)
	08/2022	GBP	80		100	3	0
	09/2022	ZAR	4,857		314	18	0
SOG	08/2022		$505	NOK	4,958	0	(2)
UAG	09/2022		985	MXN	19,627	0	(20)

Total Forward Foreign Currency Contracts						$310	$(414)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2022 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	500	$(2)	$(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	500	(2)	(2)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	08/26/2022	1,000	(5)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	08/26/2022	1,000	(5)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	08/16/2022	300	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	08/16/2022	300	(3)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.310	08/19/2022	300	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	08/19/2022	300	(3)	(3)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	200	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	600	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	600	(1)	(2)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	100	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	100	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.755	09/30/2022	700	(4)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.955	09/30/2022	700	(5)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/01/2022	400	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/01/2022	400	(3)	(4)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	7,200	(14)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	11/02/2022	1,200	0	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	6,000	(12)	(138)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	200	(1)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	200	(1)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	200	(1)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	300	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	300	(2)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	300	(2)	(2)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2022 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	300	(2)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	500	(2)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	500	(2)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	500	(2)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	500	(2)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	500	(2)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	500	(2)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	500	(4)	(4)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	500	(4)	(3)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	200	(2)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	200	(2)	(1)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/05/2023	600	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/05/2023	600	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	1,000	(2)	(1)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	1,000	(2)	(4)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	600	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	600	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	600	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	600	(1)	(2)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	08/17/2022	500	(3)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	08/17/2022	500	(3)	(2)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.370	08/18/2022	300	(2)	(1)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.070	08/18/2022	300	(2)	(2)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/06/2022	500	(3)	(3)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/06/2022	500	(3)	(4)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	09/07/2022	500	(3)	(3)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	09/07/2022	500	(3)	(4)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	300	(2)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	300	(2)	(2)

$(156)	$(263)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	$99.563	07/07/2022	400	$(2)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	100.281	07/07/2022	400	(2)	(1)

$(4)	$(1)

Total Written Options	$(160)	$(264)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	3.013%	$1,000	$(44)	$(35)	$0	$(79)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	CMBX.NA.AAA.14 Index		0.500%	Monthly	12/16/2072	$2,100	$(51)	$1	$0	$(50)

INTEREST RATE SWAPS
									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Pay	3-Month USD-LIBOR	2.880%	Annual	09/30/2027	$2,000	$(1)	$(17)	$0	$(18)
	Pay	3-Month USD-LIBOR	2.900	Annual	10/04/2027	1,900	1	(18)	0	(17)

							$0	$(35)	$0	$(35)

Total Swap Agreements							$(95)	$(69)	$0	$(164)

(l)

Securities with an aggregate market value of $335 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments				$0		$0	$491		$491
Corporate Bonds & Notes
Banking & Finance				0		33,615	0		33,615
Industrials				0		20,389	0		20,389
Utilities				0		7,515	0		7,515
U.S. Government Agencies				0		19,645	0		19,645
U.S. Treasury Obligations				0		5,790	0		5,790
Non-Agency Mortgage-Backed Securities				0		46,272	0		46,272
Asset-Backed Securities				0		24,516	928		25,444
Sovereign Issues				0		2,877	0		2,877
Preferred Securities
Banking & Finance				0		465	0		465
Short-Term Instruments
Repurchase Agreements				0		41,400	0		41,400
U.S. Treasury Bills				0		12,491	0		12,491
U.S. Treasury Cash Management Bills				0		5,089	0		5,089

Total Investments				$0		$220,064	$1,419		$221,483

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0		$(1,324)	$0		$(1,324)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				0		160	0		160
Over the counter				0		310	0		310

				$0		$470	$0		$470
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0		(368)	0		(368)
Over the counter				0		(842)	0		(842)

				$0		$(1,210)	$0		$(1,210)

Total Financial Derivative Instruments				$0		$(740)	$0		$(740)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2022 (Unaudited)

Totals	$0	$218,000	$1,419	$219,419

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Extended Duration Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 184.3% ¤
CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.1%
BOC Aviation Ltd. 2.750% due 09/18/2022	$800	$799

		799

INDUSTRIALS 0.3%
Sands China Ltd. 5.400% due 08/08/2028	800	618
United Airlines Pass-Through Trust
2.875% due 04/07/2030	838	767
3.100% due 04/07/2030	838	718

		2,103

Total Corporate Bonds & Notes (Cost $3,273)		2,902

U.S. GOVERNMENT AGENCIES 10.6%
Fannie Mae
0.000% due 11/15/2030 (d)	400	301
2.358% due 01/25/2031 ~(a)	2,262	265
3.000% due 07/25/2043	534	471
3.790% due 01/01/2029	2,000	2,037
5.000% due 08/25/2033	28	29
5.500% due 04/25/2033 - 08/25/2035	72	74
6.000% due 12/25/2034	286	325
Freddie Mac
0.000% due 03/15/2028 - 07/15/2031 (a)	10,500	8,683
0.000% due 03/15/2031 - 07/15/2032 (d)	9,300	6,759
0.000% due 01/15/2041 (b)(d)	3,368	2,834
3.000% due 04/15/2053	1,683	1,502
4.000% due 09/15/2054	815	804
4.440% due 11/25/2052 ~	4,830	4,821
5.500% due 02/15/2024	9	9
6.000% due 06/15/2035	462	533
Ginnie Mae 5.500% due 10/20/2037	224	245
Residual Funding Corp. STRIPS 0.000% due 04/15/2030 (d)	4,100	3,130
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 (a)	800	647
Tennessee Valley Authority STRIPS 4.625% due 09/15/2060	1,000	1,106
U.S. Small Business Administration 5.290% due 12/01/2027	30	31
Uniform Mortgage-Backed Security 4.000% due 08/01/2048	46	46
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2052	3,000	2,696
3.500% due 08/01/2052	13,700	13,164
4.000% due 07/01/2052	12,700	12,527
4.500% due 07/01/2052	5,100	5,121

Total U.S. Government Agencies (Cost $68,546)		68,160

U.S. TREASURY OBLIGATIONS 152.5%
U.S. Treasury Bonds
1.875% due 11/15/2051 (f)	21,600	16,213
2.000% due 11/15/2041 (f)	23,800	18,912
2.250% due 02/15/2052 (f)	75,300	61,993
2.375% due 02/15/2042 (f)	48,400	41,057
2.750% due 11/15/2047	1	1
2.875% due 05/15/2052 (f)	12,300	11,621
3.125% due 11/15/2041 (f)	45,850	44,046
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(f)	100,300	68,948
0.000% due 08/15/2034 (a)(f)	76,520	52,145
0.000% due 11/15/2034 (a)(h)	34,600	23,366
0.000% due 08/15/2035 (a)(h)	6,870	4,518
0.000% due 05/15/2036 (a)	52,000	33,401
0.000% due 11/15/2036 (a)	76,900	48,595

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2022 (Unaudited)

0.000% due 05/15/2037 (a)		54,350	33,690
0.000% due 08/15/2037 (a)		9,100	5,590
0.000% due 08/15/2041 (d)		14,800	7,691
0.000% due 02/15/2042 (d)(h)		9,500	4,814
0.000% due 05/15/2042 (d)(h)		9,700	4,867
0.000% due 05/15/2043 (d)		16,610	7,984
0.000% due 08/15/2043 (d)		92,900	44,361
0.000% due 02/15/2044 (d)		51,400	24,114
0.000% due 05/15/2044 (d)		88,500	41,157
0.000% due 08/15/2044 (d)(h)		1,500	691
0.000% due 11/15/2044 (d)(h)		4,800	2,189
0.000% due 02/15/2045 (d)(h)		5,200	2,357
0.000% due 05/15/2045 (d)		7,750	3,490
0.000% due 08/15/2046 (d)(h)		3,500	1,528
0.000% due 05/15/2048 (d)		77,000	33,137
0.000% due 08/15/2048 (d)(f)		153,800	65,541
0.000% due 11/15/2048 (d)(f)		172,400	73,913
0.000% due 02/15/2049 (d)		120,600	51,633
0.000% due 08/15/2049 (d)		72,300	30,519
0.000% due 11/15/2049 (d)(f)		155,500	65,573
0.000% due 08/15/2050 (d)(f)		130,900	53,657

Total U.S. Treasury Obligations (Cost $1,222,251)			983,312

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037		3,000	2,977
BAMLL Commercial Mortgage Securities Trust
2.374% due 04/15/2036 •		3,200	3,136
2.524% due 03/15/2034 •		1,500	1,464
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035		800	775
5.122% due 08/10/2035 ~		600	540
Bear Stearns ALT-A Trust 3.074% due 09/25/2035 ^~		120	80
BWAY Mortgage Trust 3.454% due 03/10/2033		3,000	2,881
ChaseFlex Trust 2.184% (US0001M + 0.560%) due 05/25/2037 ~		1,574	1,548
CityLine Commercial Mortgage Trust 2.871% due 11/10/2031 ~		2,800	2,731
Commercial Mortgage Trust 3.942% due 04/10/2033 ~		2,500	2,302
Countrywide Home Loan Mortgage Pass-Through Trust 2.920% due 09/25/2047 ^~		94	85
DROP Mortgage Trust 2.470% (US0001M + 1.150%) due 10/15/2043 ~		600	580
Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~		1,193	1,165
GS Mortgage Securities Corp. Trust 2.210% due 11/15/2036 •		1,750	1,684
GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		1,800	1,646
3.932% due 10/10/2035 ~		800	766
Hilton USA Trust 4.333% due 11/05/2038 ~		1,000	937
JP Morgan Chase Commercial Mortgage Securities Trust 2.774% (US0001M + 1.450%) due 12/15/2031 ~		1,273	1,261
JP Morgan Mortgage Trust
2.417% due 07/25/2035 ~		26	25
2.524% due 12/25/2049 •		113	110
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~		2,159	2,071
Structured Adjustable Rate Mortgage Loan Trust 1.944% due 10/25/2035 •		282	266
Towd Point Mortgage Funding 1.827% due 02/20/2054 •	GBP	1,386	1,688
VNDO Mortgage Trust 3.805% due 01/10/2035		$3,600	3,428
WaMu Mortgage Pass-Through Certificates Trust
1.206% due 01/25/2047 •		84	79
1.723% (COF 11 + 1.500%) due 08/25/2046 ~		2,530	2,309
1.723% (COF 11 + 1.500%) due 10/25/2046 ~		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $38,556)			36,537

ASSET-BACKED SECURITIES 11.0%
ACE Securities Corp. Home Equity Loan Trust 2.419% due 01/25/2035 •		4,474	4,180
ACREC Ltd. 2.762% due 10/16/2036 •		1,700	1,625
Anchorage Capital CLO Ltd.
2.094% due 07/15/2030 •		2,300	2,273
2.276% due 07/22/2032 •		4,700	4,569
Apidos CLO 2.073% (US0003M + 1.010%) due 04/20/2031 ~		750	737

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Arbor Realty Commercial Real Estate Notes Ltd. 2.229% due 01/15/2037 •		1,950	1,895
Ares CLO Ltd. 2.186% (US0003M + 1.050%) due 04/22/2031 ~		700	683
Atlas Senior Loan Fund Ltd. 2.194% due 01/16/2030 •		1,497	1,482
Barings CLO Ltd. 1.863% due 01/20/2028 •		377	373
BDS Ltd. 2.962% due 12/16/2036 •		700	672
Bear Stearns Asset-Backed Securities Trust 2.718% due 07/25/2036 ~		1	1
Black Diamond CLO DAC 0.980% (EUR003M + 0.980%) due 05/15/2032 ~	EUR	2,200	2,253
Carlyle Global Market Strategies CLO Ltd.
2.216% due 04/22/2032 •		$1,600	1,567
2.361% due 08/14/2030 •		3,600	3,547
CIT Mortgage Loan Trust 3.124% due 10/25/2037 •		2,230	2,088
Countrywide Asset-Backed Certificates 2.124% due 01/25/2046 ^•		4,428	4,178
Crestline Denali CLO Ltd. 2.324% due 10/23/2031 •		1,750	1,711
ECMC Group Student Loan Trust 2.374% due 02/27/2068 •		525	503
Elevation CLO Ltd. 2.134% (US0003M + 0.950%) due 10/25/2030 ~		2,600	2,551
Encore Credit Receivables Trust 2.284% due 07/25/2035 •		131	135
Fortress Credit Investments Ltd. 2.753% due 02/23/2039 •		2,400	2,370
Fremont Home Loan Trust 2.689% due 06/25/2035 •		1,682	1,633
JP Morgan Mortgage Acquisition Corp. 2.344% due 12/25/2035 •		1,636	1,631
KKR CLO Ltd. 1.984% due 07/18/2030 •		700	689
LCM LP 2.103% (US0003M + 1.040%) due 10/20/2027 ~		317	315
LoanCore Issuer Ltd. 2.454% due 05/15/2036 •		232	231
Lument Finance Trust, Inc. 2.494% due 06/15/2039 •		2,400	2,351
Magnetite Ltd. 2.291% due 11/15/2028 •		789	777
MASTR Asset-Backed Securities Trust 2.449% (US0001M + 0.825%) due 10/25/2034 ~		1,422	1,387
MF1 Ltd. 2.960% due 06/19/2037 •		500	491
MidOcean Credit CLO 2.269% due 01/29/2030 •		1,411	1,393
Mountain View CLO LLC 2.084% (US0003M + 1.040%) due 01/16/2031 ~		1,500	1,471
OZLM Ltd.
2.163% due 10/20/2031 •		1,000	981
2.441% due 05/16/2030 •		1,700	1,671
Residential Asset Securities Corp. Trust 1.844% due 02/25/2037 •		739	695
Romark CLO Ltd. 2.214% (US0003M + 1.030%) due 10/23/2030 ~		2,500	2,456
Saranac CLO Ltd. 2.584% due 08/13/2031 •		1,800	1,763
SLM Student Loan Trust 1.784% (US0003M + 0.600%) due 10/25/2029 ~		486	482
Sound Point CLO Ltd.
2.084% (US0003M + 0.900%) due 01/23/2029 ~		1,360	1,340
2.273% due 07/20/2032 •		1,000	974
Symphony Static CLO Ltd. 2.014% (US0003M + 0.830%) due 10/25/2029 ~		569	559
Venture CLO Ltd.
2.053% due 07/20/2030 •		1,600	1,574
2.193% due 04/20/2032 •		2,200	2,153
Vibrant CLO Ltd.
2.103% due 09/15/2030 •		1,800	1,766
2.183% (US0003M + 1.120%) due 07/20/2032 ~		300	291

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Voya CLO Ltd. 2.044% (US0003M + 1.000%) due 10/15/2030 ~		2,700	2,654

Total Asset-Backed Securities (Cost $72,482)			71,121

SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	7,800	402

Total Sovereign Issues (Cost $655)			402

SHORT-TERM INSTRUMENTS 4.0%
REPURCHASE AGREEMENTS (e) 3.3%			21,167

ISRAEL TREASURY BILLS 0.3%
0.020% due 11/02/2022 - 01/04/2023 (c)(d)	ILS	7,500	2,138

U.S. TREASURY BILLS 0.4%
1.283% due 07/26/2022 - 08/18/2022 (c)(d)(j)		$2,395	2,391

Total Short-Term Instruments (Cost $25,918)			25,696

Total Investments in Securities (Cost $1,431,681)			1,188,130

		SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short Asset Portfolio		2,292,698	22,418
PIMCO Short-Term Floating NAV Portfolio III		18,708	182

Total Short-Term Instruments (Cost $23,141)			22,600

Total Investments in Affiliates (Cost $23,141)			22,600

Total Investments 187.8% (Cost $1,454,822)			$1,210,730
Financial Derivative Instruments (g)(i) (0.7)%(Cost or Premiums, net $(1,000))			(4,261)
Other Assets and Liabilities, net (87.1)%			(561,714)

Net Assets 100.0%			$644,755

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BSN	1.170%	06/21/2022	07/07/2022	$8,502	U.S. Treasury Bonds 2.000% due 11/15/2041	$(8,689)	$8,502	$8,505
DEU	1.150	06/22/2022	07/15/2022	4,323	U.S. Treasury Bonds 2.375% due 02/15/2042	(4,457)	4,323	4,324
FICC	0.400	06/30/2022	07/01/2022	8,342	U.S. Treasury Notes 3.000% due 06/30/2024	(8,509)	8,342	8,342

Total Repurchase Agreements	$(21,655)	$21,167	$21,171

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	1.530%	06/30/2022	07/01/2022	$(326,643)	$(326,657)
BOS	1.370	06/22/2022	07/06/2022	(37,742)	(37,755)
1.510	06/22/2022	07/06/2022	(7,344)	(7,347)
1.550	06/28/2022	07/12/2022	(5,581)	(5,582)
BSN	1.170	06/07/2022	07/07/2022	(68,238)	(68,291)
DEU	1.150	06/01/2022	07/15/2022	(1,470)	(1,472)
1.150	06/02/2022	07/15/2022	(46,766)	(46,809)
1.510	06/22/2022	07/06/2022	(10,402)	(10,406)
JPS	1.120	06/09/2022	07/15/2022	(22,983)	(22,998)
1.500	06/21/2022	07/05/2022	(5,673)	(5,676)

Total Reverse Repurchase Agreements	$(532,993)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2052	$3,000	$(2,601)	$(2,602)

Total Short Sales (0.4)%	$(2,601)	$(2,602)

(f)	Securities with an aggregate market value of $536,182 and cash of $1,974 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(534,442) at a weighted average interest rate of 0.722%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond September Futures	09/2022	31	$4,000	$(93)	$95	$0
U.S. Treasury 5-Year Note September Futures	09/2022	2,343	263,002	(2,483)	1,346	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	122	18,830	(724)	143	0

$(3,300)	$1,584	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2022	1,098	$(230,597)	$1,492	$0	$(416)
U.S. Treasury 10-Year Note September Futures	09/2022	1,157	(137,141)	1,565	0	(949)
U.S. Treasury 10-Year Ultra September Futures	09/2022	1,125	(143,297)	2,845	0	(1,099)
U.S. Treasury 30-Year Bond September Futures	09/2022	1,350	(187,144)	2,622	0	(1,582)

$8,524	$0	$(4,046)

Total Futures Contracts	$5,224	$1,584	$(4,046)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-38 5-Year Index	5.000%	Quarterly	06/20/2027	$1,782	$90	$(140)	$(50)	$0	$(2)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	EUR	2,100	31	(96)	(65)	0	(20)
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	1,800	4	(12)	(8)	0	(5)

$125	$(248)	$(123)	$0	$(27)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(4)	1-Day USD-SOFR Compounded-OIS	1.600%	Annual	10/23/2028	$55,800	$121	$(2,886)	$(2,765)	$287	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051	9,100	(386)	1,988	1,602	0	(82)
Receive(4)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	11,600	(195)	2,043	1,848	0	(176)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	CAD	2,400	0	(106)	(106)	2	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025	500	0	(22)	(22)	1	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	10,800	11	(497)	(486)	11	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023	$153,100	(168)	(1,484)	(1,652)	0	(84)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024	8,900	(184)	228	44	0	(19)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	16,100	(63)	924	861	0	(55)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	3,300	49	96	145	0	(21)
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	02/25/2030	22,800	(48)	2,182	2,134	0	(166)
Receive	3-Month USD-LIBOR	0.958	Semi-Annual	03/31/2030	23,900	(67)	3,485	3,418	0	(165)
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	05/13/2030	24,600	(266)	1,161	895	0	(193)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	14,200	801	1,023	1,824	0	(101)
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	06/23/2031	6,500	(16)	829	813	0	(50)
Receive	3-Month USD-LIBOR	1.468	Semi-Annual	07/15/2031	10,300	(46)	1,307	1,261	0	(81)
Receive	3-Month USD-LIBOR	1.452	Semi-Annual	07/16/2031	8,500	(37)	1,089	1,052	0	(67)
Receive	3-Month USD-LIBOR	1.441	Semi-Annual	07/21/2031	10,500	(39)	1,342	1,303	0	(75)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050	1,700	(4)	229	225	0	(15)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	1,100	(8)	207	199	0	(9)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	2,600	(5)	665	660	0	(20)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	1,950	(9)	458	449	0	(16)

$(559)	$14,261	$13,702	$301	$(1,395)

Total Swap Agreements	$(434)	$14,013	$13,579	$301	$(1,422)

(h)	Securities with an aggregate market value of $13,134 and cash of $5,485 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	DKK	2,422	$345	$3	$0
08/2022	GBP	1,179	1,463	26	0
08/2022	$345	DKK	2,417	0	(3)
BPS	07/2022	EUR	243	$258	4	0
11/2022	ZAR	682	42	1	0
BRC	11/2022	ILS	300	94	7	0
CBK	07/2022	BRL	108	22	1	0
07/2022	EUR	2,363	2,537	61	0
07/2022	$21	BRL	108	0	0
12/2022	ILS	2,500	$799	75	0
01/2023	4,699	1,488	125	0
DUB	07/2022	DKK	241	36	2	0
GLM	07/2022	BRL	108	21	0	0
07/2022	$21	BRL	108	0	0
08/2022	BRL	108	$21	0	0
05/2023	ZAR	182	11	0	0
HUS	08/2022	CAD	266	208	1	0
MYI	07/2022	DKK	961	139	4	0
08/2022	$72	DKK	507	0	(1)
SCX	07/2022	525	3,625	0	(15)
UAG	09/2022	MXN	1,827	$92	2	0

Total Forward Foreign Currency Contracts	$312	$(19)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	10,300	$626	$1,485

Total Purchased Options	$626	$1,485

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400%	08/17/2022	400	$(1)	$(1)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	300	(1)	0
BRC	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	100	(1)	(1)
CBK	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200	07/20/2022	2,100	(3)	(2)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	15,500	(29)	(18)
GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	3,100	(7)	(5)
JPM	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	300	(3)	(3)

$(45)	$(30)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2022 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395%	10/23/2023	49,900	$(619)	$(1,966)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	08/16/2022	22,600	(191)	(61)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	08/16/2022	22,600	(190)	(176)

$(1,000)	$(2,203)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	$94.688	09/07/2022	2,000	$(12)	$(10)

Total Written Options	$(1,057)	$(2,243)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	3.013%	$2,700	$(135)	$(78)	$0	$(213)

Total Swap Agreements	$(135)	$(78)	$0	$(213)

(j)

Securities with an aggregate market value of $1,157 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$799	$0	$799
Industrials	0	2,103	0	2,103
U.S. Government Agencies	0	68,160	0	68,160
U.S. Treasury Obligations	0	983,312	0	983,312
Non-Agency Mortgage-Backed Securities	0	36,537	0	36,537
Asset-Backed Securities	0	71,121	0	71,121
Sovereign Issues	0	402	0	402
Short-Term Instruments
Repurchase Agreements	0	21,167	0	21,167
Israel Treasury Bills	0	2,138	0	2,138
U.S. Treasury Bills	0	2,391	0	2,391

$0	$1,188,130	$0	$1,188,130
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,600	$0	$0	$22,600

Total Investments	$22,600	$1,188,130	$0	$1,210,730

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,602)	$0	$(2,602)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	95	1,790	0	1,885
Over the counter	0	1,797	0	1,797

	$95	$3,587	$0	$3,682
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5,468)	0	(5,468)
Over the counter	0	(2,475)	0	(2,475)

	$0	$(7,943)	$0	$(7,943)

Total Financial Derivative Instruments	$95	$(4,356)	$0	$(4,261)

Totals	$22,695	$1,181,172	$0	$1,203,867

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.1% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$43	$9
1.125% due 07/09/2035 þ		29	6
Provincia de Buenos Aires 49.102% due 04/12/2025	ARS	1,170	4

Total Argentina (Cost $39)			19

AUSTRALIA 2.7%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
RESIMAC Bastille Trust
1.682% due 12/05/2059 •		$44	44
1.733% due 09/05/2057 •		100	100

			144

SOVEREIGN ISSUES 2.7%
Australia Government International Bond
0.500% due 09/21/2026	AUD	3,400	2,090
0.750% due 11/21/2027		1,780	1,222
1.000% due 11/21/2031		600	328
1.250% due 05/21/2032		100	55
1.750% due 06/21/2051		200	88
4.500% due 04/21/2033		300	222
New South Wales Treasury Corp. 2.750% due 11/20/2025		4,225	3,176
Northern Territory Treasury Corp. 2.000% due 04/21/2031		500	287
Treasury Corp. of Victoria 4.250% due 12/20/2032		600	412

			7,880

Total Australia (Cost $8,846)			8,024

AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Erste Group Bank AG 6.500% due 04/15/2024 •(h)(i)	EUR	200	204

Total Austria (Cost $252)			204

BRAZIL 0.9%
CORPORATE BONDS & NOTES 0.9%
Banco Votorantim SA 4.500% due 09/24/2024		$1,000	990
Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/01/2022 (e)(h)		653	3
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032	BRL	10,208	1,697

Total Brazil (Cost $3,844)			2,690

CANADA 1.0%
CORPORATE BONDS & NOTES 0.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$164	150

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	485

			635

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	274	211

SOVEREIGN ISSUES 0.7%
Canada Government Real Return Bond 3.000% due 12/01/2036 (g)		2,036	1,933

Total Canada (Cost $3,252)			2,779

CAYMAN ISLANDS 9.1%
ASSET-BACKED SECURITIES 8.0%
American Money Management Corp. CLO Ltd.
2.352% (US0003M + 0.950%) due 11/10/2030 ~		$800	787
2.536% due 11/02/2030 •		800	787
Anchorage Capital CLO Ltd. 2.184% (US0003M + 1.140%) due 07/15/2032 ~		800	781
Apidos CLO 1.944% (US0003M + 0.900%) due 07/18/2029 ~		800	788
Ares CLO Ltd.
2.094% due 04/18/2031 •		800	780
2.094% (US0003M + 1.050%) due 01/15/2032 ~		800	780
2.186% (US0003M + 1.050%) due 04/22/2031 ~		800	781
Atlas Senior Loan Fund Ltd. 2.134% (US0003M + 1.090%) due 01/15/2031 ~		786	774
BDS Ltd. 2.962% due 12/16/2036 •		900	864
Benefit Street Partners CLO Ltd. 2.074% (US0003M + 1.030%) due 01/17/2032 ~		900	877
Carlyle Global Market Strategies CLO Ltd. 2.216% due 04/22/2032 •		800	784
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~		800	785
CIFC Funding Ltd.
2.044% due 04/18/2031 •		800	786
2.134% (US0003M + 0.950%) due 10/24/2030 ~		800	787
Elevation CLO Ltd. 2.134% (US0003M + 0.950%) due 10/25/2030 ~		900	883
GPMT Ltd. 2.992% (US0001M + 1.350%) due 12/15/2036 ~		900	872
Halseypoint Clo Ltd. 2.736% due 11/30/2032 •		800	787
LCM LP 1.914% due 07/19/2027 •		944	928
LCM Ltd. 2.143% (US0003M + 1.080%) due 04/20/2031 ~		800	782
Madison Park Funding Ltd. 1.794% (US0003M + 0.750%) due 04/15/2029 ~		778	767
MidOcean Credit CLO
2.269% due 01/29/2030 •		753	743
2.528% due 02/20/2031 •		800	787
Sculptor CLO Ltd. 2.314% (US0003M + 1.270%) due 01/15/2031 ~		800	783
Sound Point CLO Ltd. 2.164% due 07/25/2030 •		900	885
Starwood Commercial Mortgage Trust 2.723% (US0001M + 1.200%) due 04/18/2038 ~		800	790
THL Credit Wind River Clo Ltd. 2.124% due 04/15/2031 •		800	780
TPG Real Estate Finance Issuer Ltd. 2.424% due 02/15/2039 •		800	780
Venture CLO Ltd.
1.924% due 04/15/2027 •		146	144
2.446% due 07/30/2032 •		900	875
Wind River CLO Ltd. 2.094% due 07/18/2031 •		797	781

			23,508

CORPORATE BONDS & NOTES 1.0%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		471	384
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		135	130
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		4,751	1,188
SA Global Sukuk Ltd. 2.694% due 06/17/2031		400	352

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Sands China Ltd.
5.125% due 08/08/2025		200	168
5.400% due 08/08/2028		300	232
Tencent Holdings Ltd. 2.390% due 06/03/2030		700	587

			3,041

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
MF1 Multifamily Housing Mortgage Loan Trust 2.298% due 07/15/2036 •		256	253

Total Cayman Islands (Cost $29,814)			26,802

CHILE 0.6%
CORPORATE BONDS & NOTES 0.4%
Banco Santander Chile 2.700% due 01/10/2025		$1,100	1,054

SOVEREIGN ISSUES 0.2%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	645,000	631

Total Chile (Cost $2,090)			1,685

CHINA 0.8%
SOVEREIGN ISSUES 0.8%
China Government International Bond
3.530% due 10/18/2051	CNY	7,500	1,162
3.720% due 04/12/2051		2,600	415
3.810% due 09/14/2050		4,200	679

Total China (Cost $2,348)			2,256

COLOMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Colombia Government International Bond 4.500% due 03/15/2029		$200	173

Total Colombia (Cost $195)			173

CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	176
2.500% due 08/25/2028		900	33

Total Czech Republic (Cost $262)			209

DENMARK 3.6%
CORPORATE BONDS & NOTES 3.6%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	16,223	1,781
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		33,439	3,623
1.500% due 10/01/2053		3,176	360
Nykredit Realkredit AS
1.000% due 10/01/2050		33,145	3,530
1.500% due 10/01/2053		692	80
Realkredit Danmark AS
1.000% due 10/01/2050		4,525	501
1.500% due 10/01/2053		4,946	574

Total Denmark (Cost $14,270)			10,449

DOMINICAN REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Dominican Republic International Bond 6.500% due 02/15/2048		$500	380

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Dominican Republic (Cost $571)			380

FRANCE 2.2%
CORPORATE BONDS & NOTES 1.3%
BNP Paribas SA
2.219% due 06/09/2026 •		$800	740
3.800% due 01/10/2024		1,000	994
BPCE SA 2.045% due 10/19/2027 •		250	221
Societe Generale SA
1.488% due 12/14/2026 •		600	530
2.797% due 01/19/2028 •		200	179
3.337% due 01/21/2033 •		400	328
4.677% due 06/15/2027		800	795

			3,787

SOVEREIGN ISSUES 0.9%
France Government International Bond
0.500% due 05/25/2072 (l)	EUR	100	46
0.750% due 05/25/2052 (l)		2,600	1,731
1.500% due 05/25/2050 (l)		700	592
2.000% due 05/25/2048 (l)		300	288

			2,657

Total France (Cost $8,806)			6,444

GERMANY 1.9%
CORPORATE BONDS & NOTES 1.9%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	800	752
2.129% due 11/24/2026 •(j)		$500	445
2.625% due 12/16/2024	GBP	100	116
2.625% due 02/12/2026	EUR	600	605
3.035% due 05/28/2032 •(j)		$1,100	871
3.547% due 09/18/2031 •		200	168
3.729% due 01/14/2032 •(j)		900	677
3.961% due 11/26/2025 •		1,300	1,257
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		800	698

Total Germany (Cost $6,666)			5,589

GUATEMALA 0.1%
SOVEREIGN ISSUES 0.1%
Guatemala Government International Bond 5.375% due 04/24/2032		$200	185

Total Guatemala (Cost $236)			185

INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Muthoot Finance Ltd. 6.125% due 10/31/2022		$900	900
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		400	395

Total India (Cost $1,304)			1,295

INDONESIA 0.7%
CORPORATE BONDS & NOTES 0.2%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.875% due 07/17/2049		$900	703

SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond 8.375% due 03/15/2034	IDR	18,578,000	1,331

Total Indonesia (Cost $2,302)			2,034

IRELAND 1.9%
ASSET-BACKED SECURITIES 1.5%
Accunia European CLO DAC 0.950% (EUR003M + 0.950%) due 07/15/2030 ~	EUR	359	371

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Aurium CLO DAC 0.730% due 01/16/2031 •		800	824
BlueMountain Fuji EUR CLO II DAC 0.650% due 07/15/2030 •		603	622
Cairn CLO DAC 0.780% (EUR003M + 0.780%) due 10/15/2031 ~		400	409
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		400	409
Dryden Euro CLO BV 0.660% due 04/15/2033 •		250	254
Jubilee CLO DAC
0.610% (EUR003M + 0.610%) due 04/15/2030 ~		700	725
0.650% due 04/15/2031 •		300	304
Man GLG Euro CLO DAC 0.690% due 12/15/2031 •		400	410

			4,328

CORPORATE BONDS & NOTES 0.4%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$300	262
3.000% due 10/29/2028		300	253
AIB Group PLC 4.750% due 10/12/2023		200	200
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		400	400

			1,115

Total Ireland (Cost $6,227)			5,443

ISRAEL 0.7%
CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd. 3.750% due 02/22/2032		$400	359

SOVEREIGN ISSUES 0.6%
Israel Government International Bond
0.750% due 07/31/2022	ILS	900	258
2.000% due 03/31/2027		2,100	591
3.800% due 05/13/2060		$1,200	1,003

			1,852

Total Israel (Cost $2,579)			2,211

ITALY 7.5%
CORPORATE BONDS & NOTES 0.6%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	600	595
2.625% due 04/28/2025		300	279
UniCredit SpA
2.569% due 09/22/2026 •		$500	448
7.830% due 12/04/2023		500	518

			1,840

SOVEREIGN ISSUES 6.9%
Italy Buoni Poliennali Del Tesoro 2.350% due 09/15/2024 (g)(l)	EUR	17,611	20,229

Total Italy (Cost $22,583)			22,069

IVORY COAST 0.3%
SOVEREIGN ISSUES 0.3%
Ivory Coast Government International Bond 5.250% due 03/22/2030	EUR	1,000	824

Total Ivory Coast (Cost $951)			824

JAPAN 3.4%
CORPORATE BONDS & NOTES 0.5%
Mizuho Financial Group, Inc.
2.721% (US0003M + 1.000%) due 09/11/2024 ~		$700	699
3.922% due 09/11/2024 •		400	399
Olympus Corp. 2.143% due 12/08/2026		200	183

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Sumitomo Mitsui Trust Bank Ltd. 2.800% due 03/10/2027		200	188

			1,469

SOVEREIGN ISSUES 2.9%
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	143,853	1,114
0.100% due 03/10/2029 (g)		642,871	4,989
0.500% due 03/20/2049		199,000	1,248
0.700% due 12/20/2048		6,000	40
0.700% due 06/20/2051		168,000	1,088

			8,479

Total Japan (Cost $12,341)			9,948

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
CPI Property Group SA 1.500% due 01/27/2031	EUR	200	139
Gazprom PJSC Via Gaz Capital SA 4.950% due 03/23/2027		$800	240
Sberbank of Russia Via SB Capital SA
5.125% due 10/29/2022 ^(c)		800	56
5.250% due 05/23/2023 ^(c)(i)		1,800	126

Total Luxembourg (Cost $3,736)			561

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
2.480% due 01/28/2032		$200	171
4.550% due 04/21/2050		200	191

Total Malaysia (Cost $400)			362

MEXICO 0.3%
CORPORATE BONDS & NOTES 0.2%
Petroleos Mexicanos 6.750% due 09/21/2047		$1,190	739

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.750% due 10/12/2110		200	169

Total Mexico (Cost $1,254)			908

MOROCCO 0.3%
SOVEREIGN ISSUES 0.3%
Morocco Government International Bond
2.000% due 09/30/2030	EUR	1,100	840
4.000% due 12/15/2050		$200	117

Total Morocco (Cost $1,138)			957

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Delta Air Lines, Inc. 4.750% due 10/20/2028		$300	284

Total Multinational (Cost $318)			284

NETHERLANDS 1.3%
CORPORATE BONDS & NOTES 1.2%
Cooperatieve Rabobank UA
3.649% due 04/06/2028 •		$600	570
3.758% due 04/06/2033 •		250	226
Enel Finance International NV 1.875% due 07/12/2028		600	504
Prosus NV
1.207% due 01/19/2026	EUR	400	366
3.257% due 01/19/2027		$900	783
Syngenta Finance NV
4.441% due 04/24/2023		700	706
5.182% due 04/24/2028		200	203

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Volkswagen Financial Services NV 0.875% due 02/20/2025	GBP	200	223

			3,581

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV 0.352% due 04/17/2041 •	EUR	183	182
Eurosail PLC 1.052% due 10/17/2040 •		56	59

			241

		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		105,050	107

Total Netherlands (Cost $4,330)			3,929

		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	500	258

Total New Zealand (Cost $351)			258

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	400	249

Total Norway (Cost $291)			249

PERU 1.3%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,200	290

SOVEREIGN ISSUES 1.2%
Peru Government International Bond
5.350% due 08/12/2040		1,400	274
5.940% due 02/12/2029		8,200	1,958
6.150% due 08/12/2032		900	208
6.350% due 08/12/2028		4,400	1,084

			3,524

Total Peru (Cost $4,839)			3,814

PHILIPPINES 0.1%
SOVEREIGN ISSUES 0.1%
Philippines Government International Bond 6.250% due 01/14/2036	PHP	20,000	352

Total Philippines (Cost $493)			352

QATAR 0.5%
CORPORATE BONDS & NOTES 0.2%
Qatar Energy
2.250% due 07/12/2031		$200	171
3.125% due 07/12/2041		200	157
3.300% due 07/12/2051		200	155

			483

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.400% due 04/16/2050		300	287

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

4.817% due 03/14/2049		500	505

			792

Total Qatar (Cost $1,458)			1,275

ROMANIA 0.6%
SOVEREIGN ISSUES 0.6%
Romania Government International Bond
1.375% due 12/02/2029	EUR	360	273
1.750% due 07/13/2030		400	300
2.000% due 01/28/2032		400	287
2.000% due 04/14/2033		900	614
2.625% due 12/02/2040		100	61
2.750% due 04/14/2041		100	61
2.875% due 04/13/2042		300	185

Total Romania (Cost $2,726)			1,781

RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Government International Bond
7.250% due 05/10/2034 ^(c)	RUB	38,500	63
7.650% due 04/10/2030 ^(c)		87,400	143

Total Russia (Cost $2,053)			206

SAUDI ARABIA 0.8%
CORPORATE BONDS & NOTES 0.3%
Saudi Arabian Oil Co. 3.500% due 04/16/2029		$900	860

SOVEREIGN ISSUES 0.5%
Saudi Government International Bond 4.375% due 04/16/2029		1,300	1,321

Total Saudi Arabia (Cost $2,225)			2,181

SERBIA 0.5%
SOVEREIGN ISSUES 0.5%
Serbia Government International Bond
1.650% due 03/03/2033	EUR	400	264
3.125% due 05/15/2027		1,400	1,287

Total Serbia (Cost $2,028)			1,551

SINGAPORE 1.9%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd. 2.750% due 09/18/2022		$600	599

SOVEREIGN ISSUES 1.7%
Singapore Government International Bond
1.625% due 07/01/2031	SGD	3,900	2,514
2.875% due 09/01/2030		3,300	2,364

			4,878

Total Singapore (Cost $5,927)			5,477

SOUTH AFRICA 0.5%
SOVEREIGN ISSUES 0.5%
South Africa Government International Bond
4.850% due 09/30/2029		$1,000	856
5.375% due 07/24/2044		400	275
5.875% due 04/20/2032		300	257

Total South Africa (Cost $1,677)			1,388

SOUTH KOREA 0.5%
SOVEREIGN ISSUES 0.5%
Korea Government International Bond
2.375% due 12/10/2028	KRW	1,620,000	1,159
5.500% due 03/10/2028		360,000	304

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total South Korea (Cost $1,845)			1,463

SPAIN 0.8%
CORPORATE BONDS & NOTES 0.2%
Banco de Sabadell SA 1.750% due 05/10/2024	EUR	100	102
Banco Santander SA
1.849% due 03/25/2026		$200	180
3.496% due 03/24/2025		400	391

			673

SOVEREIGN ISSUES 0.6%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	200	227
Spain Government International Bond
1.450% due 10/31/2071 (l)		300	176
3.450% due 07/30/2066 (l)		1,300	1,419

			1,822

Total Spain (Cost $3,614)			2,495

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.7%
Asian Development Bank 6.150% due 02/25/2030	INR	173,700	2,075

Total Supranational (Cost $2,316)			2,075

SWITZERLAND 1.7%
CORPORATE BONDS & NOTES 1.7%
Credit Suisse Group AG
2.945% (US0003M + 1.200%) due 12/14/2023 ~		$2,100	2,099
3.869% due 01/12/2029 •		500	450
6.375% due 08/21/2026 •(h)		400	331
UBS AG
5.125% due 05/15/2024 (i)		1,300	1,300
7.625% due 08/17/2022 (i)		900	903

Total Switzerland (Cost $5,296)			5,083

THAILAND 0.7%
SOVEREIGN ISSUES 0.7%
Thailand Government International Bond
1.585% due 12/17/2035	THB	77,900	1,786
3.300% due 06/17/2038		7,700	209

Total Thailand (Cost $1,965)			1,995

UNITED ARAB EMIRATES 0.2%
SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		$200	134
3.125% due 09/30/2049		200	156
3.875% due 04/16/2050		200	178

Total United Arab Emirates (Cost $553)			468

UNITED KINGDOM 10.7%
CORPORATE BONDS & NOTES 5.0%
Antofagasta PLC 2.375% due 10/14/2030		$400	310
Barclays Bank PLC 7.625% due 11/21/2022 (i)		1,500	1,515
Barclays PLC
4.338% due 05/16/2024 •		500	500
7.125% due 06/15/2025 •(h)(i)	GBP	800	937
HSBC Holdings PLC
2.455% (US0003M + 1.000%) due 05/18/2024 ~		$400	397
2.804% due 05/24/2032 •		1,000	822
4.041% due 03/13/2028 •		700	665
4.292% due 09/12/2026 •		600	587
John Lewis PLC 6.125% due 01/21/2025	GBP	100	126

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Lloyds Banking Group PLC
3.750% due 03/18/2028 •		$500	476
3.900% due 03/12/2024		400	398
4.550% due 08/16/2028		900	880
Marks & Spencer PLC 4.250% due 12/08/2023	GBP	100	119
Nationwide Building Society 3.766% due 03/08/2024 •		$1,400	1,397
Natwest Group PLC
3.747% (US0003M + 1.550%) due 06/25/2024 ~		1,000	1,001
4.600% due 06/28/2031 •(h)(i)		200	148
5.076% due 01/27/2030 •		300	294
Rolls-Royce PLC 4.625% due 02/16/2026	EUR	100	99
Santander U.K. Group Holdings PLC 4.750% due 09/15/2025		$900	890
Santander U.K. PLC 5.000% due 11/07/2023		211	213
Standard Chartered PLC
1.319% due 10/14/2023 •		800	794
1.822% due 11/23/2025 •		600	556
2.678% due 06/29/2032 •		200	161
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	92	114
5.744% due 04/13/2040		186	239
5.801% due 10/13/2040		472	608
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		500	553

			14,799

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
Alba PLC 0.962% due 11/25/2042 •		410	476
Avon Finance PLC 1.690% due 09/20/2048 •		523	634
Eurosail PLC
0.000% due 03/13/2045 •	EUR	124	129
1.698% due 12/10/2044 •	GBP	39	47
Great Hall Mortgages PLC
0.000% (EUR003M + 0.130%) due 06/18/2039 ~	EUR	338	349
1.048% (SONIO/N + 0.269%) due 06/18/2038 ~	GBP	146	175
1.743% (BP0003M + 0.130%) due 03/18/2039 ~		428	513
1.753% due 06/18/2039 •		149	177
Mortgage Funding PLC 2.690% due 03/13/2046 •		16	19
Newgate Funding PLC 0.319% due 12/15/2050 •	EUR	293	301
Residential Mortgage Securities PLC 2.040% due 06/20/2070 •	GBP	444	539
Ripon Mortgages PLC 1.351% due 08/28/2056 •		2,311	2,786
Stratton Mortgage Funding PLC 1.361% (SONIO/N + 0.900%) due 07/20/2060 ~		1,047	1,264
Towd Point Mortgage Funding 1.361% due 07/20/2045 •		1,124	1,366
Towd Point Mortgage Funding PLC
1.361% due 07/20/2045 •		599	729
1.605% (SONIO/N + 1.144%) due 10/20/2051 ~		638	774

			10,278

		SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~		1,360	243

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 2.1%
United Kingdom Gilt 0.125% due 03/22/2024 (g)(l)		4,688	6,039

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total United Kingdom (Cost $34,523)		31,358

UNITED STATES 47.7%
ASSET-BACKED SECURITIES 4.3%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	$103	102
ACE Securities Corp. Home Equity Loan Trust 2.524% due 12/25/2034 •	113	104
Argent Securities Trust
1.924% due 07/25/2036 •	669	201
2.104% due 07/25/2036 •	836	252
Asset-Backed Funding Certificates Trust 1.784% due 01/25/2037 •	440	271
Bear Stearns Asset-Backed Securities Trust
1.864% (US0001M + 0.240%) due 06/25/2047 ~	325	324
2.359% (US0001M + 0.735%) due 09/25/2035 ~	563	561
2.424% (US0001M + 0.800%) due 09/25/2046 ~	72	68
Countrywide Asset-Backed Certificates Trust
1.844% due 09/25/2037 ^•	64	66
4.444% due 07/25/2036 ~	20	19
Countrywide Asset-Backed Certificates Trust, Inc. 2.344% due 07/25/2034 •	102	100
Credit Suisse First Boston Mortgage Securities Corp. 2.244% due 01/25/2032 •	11	11
Credit-Based Asset Servicing & Securitization LLC 1.844% due 07/25/2037 •	191	135
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.291% due 03/25/2037 ^þ	920	387
Fieldstone Mortgage Investment Trust 1.326% due 11/25/2036 •	965	630
First Franklin Mortgage Loan Trust 2.899% (US0001M + 1.275%) due 07/25/2034 ~	130	128
Fortress Credit Investments Ltd. 2.753% due 02/23/2039 •	800	790
GSAA Home Equity Trust 2.524% due 08/25/2037 •	51	52
GSAMP Trust
1.714% (US0001M + 0.090%) due 01/25/2037 ~	146	94
1.774% due 12/25/2046 •	633	337
2.164% (US0001M + 0.540%) due 04/25/2036 ~	644	461
HSI Asset Securitization Corp. Trust 2.064% due 12/25/2036 •	511	165
JP Morgan Mortgage Acquisition Trust 1.784% due 08/25/2036 •	3	2
Massachusetts Educational Financing Authority 2.134% due 04/25/2038 •	27	27
MASTR Asset-Backed Securities Trust 2.104% due 03/25/2036 •	550	406
Merrill Lynch Mortgage Investors Trust
1.844% due 08/25/2037 •	482	269
2.144% due 04/25/2037 •	648	393
Morgan Stanley ABS Capital, Inc. Trust
1.714% due 01/25/2037 •	508	270
1.764% due 10/25/2036 •	560	285
1.764% due 11/25/2036 •	200	107
1.844% (US0001M + 0.220%) due 11/25/2036 ~	200	107
1.854% (US0001M + 0.230%) due 10/25/2036 ~	737	418
2.269% (US0001M + 0.645%) due 09/25/2035 ~	51	51
Renaissance Home Equity Loan Trust 5.797% due 08/25/2036 þ	478	218
Residential Asset Securities Corp. Trust 2.304% due 11/25/2035 •	31	31
SMB Private Education Loan Trust 1.830% due 02/16/2055 •	700	697
Specialty Underwriting & Residential Finance Trust 3.455% due 02/25/2037 ^þ	511	219
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	499	464
2.710% due 01/25/2060 ~	475	457
2.900% due 10/25/2059 ~	1,860	1,807
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	1,100	1,077

		12,563

CORPORATE BONDS & NOTES 7.9%
Allegion U.S. Holding Co., Inc. 3.200% due 10/01/2024	400	391
American Airlines Pass-Through Trust 3.600% due 03/22/2029	644	598
Bank of America Corp.
2.551% due 02/04/2028 •	200	182
2.972% due 02/04/2033 •	300	256

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.384% due 04/02/2026 •		200	194
Bayer U.S. Finance LLC
2.839% (US0003M + 1.010%) due 12/15/2023 ~		600	597
4.375% due 12/15/2028		800	780
Boeing Co. 5.040% due 05/01/2027		200	198
British Airways Pass-Through Trust 4.250% due 05/15/2034		222	214
Broadcom, Inc.
2.450% due 02/15/2031		400	322
2.600% due 02/15/2033		200	154
3.469% due 04/15/2034		200	163
Charter Communications Operating LLC
3.750% due 02/15/2028		1,100	1,017
3.950% due 06/30/2062		600	402
Citigroup, Inc.
2.876% due 07/24/2023 •		100	100
3.070% due 02/24/2028 •		500	464
3.785% due 03/17/2033 •(j)		400	361
Corebridge Financial, Inc. 3.650% due 04/05/2027		300	282
CVS Pass-Through Trust 7.507% due 01/10/2032		1,112	1,213
Dell International LLC 6.020% due 06/15/2026		200	208
Discover Bank 3.350% due 02/06/2023		300	300
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		100	88
Equitable Holdings, Inc. 3.900% due 04/20/2023		65	65
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	300	312
Ford Motor Credit Co. LLC
0.092% due 12/07/2022 •		100	104
0.324% due 11/15/2023 •		100	101
2.748% due 06/14/2024	GBP	200	225
3.370% due 11/17/2023		$300	293
3.375% due 11/13/2025		400	361
GA Global Funding Trust 2.250% due 01/06/2027		200	179
General Motors Financial Co., Inc. 3.550% due 07/08/2022		700	700
GLP Capital LP 5.250% due 06/01/2025		200	197
Goldman Sachs Group, Inc.
1.625% due 07/27/2026	EUR	500	494
1.757% due 01/24/2025 •		$700	673
3.615% due 03/15/2028 •		800	758
4.223% due 05/01/2029 •		200	192
GSK Consumer Healthcare Capital U.S. LLC 3.375% due 03/24/2029		500	468
Helmerich & Payne, Inc. 2.900% due 09/29/2031		200	172
Hyatt Hotels Corp. 1.300% due 10/01/2023		200	194
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		800	742
4.080% due 04/26/2026 •		900	890
Kilroy Realty LP 3.450% due 12/15/2024		100	98
Komatsu Finance America, Inc. 2.437% due 09/11/2022		500	499
Las Vegas Sands Corp. 2.900% due 06/25/2025		300	268
Mileage Plus Holdings LLC 6.500% due 06/20/2027		400	394
Morgan Stanley 2.630% due 02/18/2026 •		500	478
Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		300	242
2.924% due 09/28/2022 •		1,000	997
Oracle Corp.
2.875% due 03/25/2031 (j)		1,100	907
3.950% due 03/25/2051 (j)		200	147
Organon & Co.
2.875% due 04/30/2028	EUR	100	88
5.125% due 04/30/2031		$200	173
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	84
3.150% due 01/01/2026		100	92
3.500% due 06/15/2025		100	95
4.000% due 12/01/2046		100	70
4.550% due 07/01/2030		100	89
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,200	1,183

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Rio Oil Finance Trust 9.250% due 07/06/2024	566	586
Southern California Edison Co.
2.153% (SOFRINDX + 0.640%) due 04/03/2023 ~	200	200
2.343% (SOFRINDX + 0.830%) due 04/01/2024 ~	200	198
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	200	188
Sprint Spectrum Co. LLC 4.738% due 03/20/2025	138	138
Walt Disney Co.
3.500% due 05/13/2040	300	256
3.600% due 01/13/2051	300	251

		23,325

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 3.916% (LIBOR01M + 2.250%) due 03/15/2027 ~	301	277

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.958% due 06/01/2025	300	283
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 4.131% due 06/15/2042	100	87

		370

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.3%
Adjustable Rate Mortgage Trust 2.445% due 01/25/2035 ~	7	7
Banc of America Funding Trust
2.032% due 04/20/2047 ^•	61	57
2.044% (US0001M + 0.420%) due 04/25/2037 ^~	53	50
2.966% due 05/25/2035 ~	61	60
6.000% due 07/25/2037 ^	159	136
Banc of America Mortgage Trust 6.000% due 10/25/2036 ^	58	50
Barclays Commercial Mortgage Securities Trust 2.324% due 07/15/2037 •	800	779
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	830	745
BCAP LLC Trust 2.044% (US0001M + 0.420%) due 05/25/2047 ~	204	191
Bear Stearns Adjustable Rate Mortgage Trust
2.400% (H15T1Y + 2.250%) due 02/25/2036 ~	16	16
2.817% due 02/25/2034 ~	5	5
3.076% due 04/25/2034 ~	73	70
3.433% due 08/25/2035 ~	4	3
Bear Stearns ALT-A Trust
2.752% due 05/25/2035 ~	69	67
3.011% due 09/25/2035 ^~	207	96
BWAY Mortgage Trust 2.574% due 09/15/2036 •	800	770
BX Commercial Mortgage Trust 2.054% due 10/15/2036 •	900	857
Chase Mortgage Finance Trust
3.057% due 03/25/2037 ^~	143	136
3.718% due 07/25/2037 ~	24	21
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	359	308
2.943% due 04/25/2037 ^~	135	116
Citigroup Mortgage Loan Trust, Inc. 2.883% due 05/25/2035 ~	22	22
Countrywide Alternative Loan Trust
1.822% due 07/20/2046 ^•	76	58
3.044% due 06/25/2037 ~	144	123
5.500% due 10/25/2035 ^	16	12
5.500% due 02/25/2036 ^	34	24
6.000% due 01/25/2037 ^	267	243
6.000% due 02/25/2037 ^	499	217
6.000% due 05/25/2037 ^	425	225
6.250% (US0001M + 0.650%) due 12/25/2036 ^~	385	198
6.500% due 08/25/2037 ^	322	162
8.000% due 10/25/2036 ^	21	17
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^	115	67
6.250% due 09/25/2036 ^	194	93
Countrywide Home Loan Reperforming REMIC Trust 1.964% (US0001M + 0.340%) due 06/25/2035 ~	112	110
Credit Suisse Mortgage Capital Trust 2.500% due 07/25/2056 ~	178	152
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 ^þ	216	202
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.684% due 10/25/2033 ~	6	5

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	183	157
2.500% due 01/25/2052 ~	828	712
2.500% due 02/25/2052 ~	364	313
3.000% due 08/26/2052 ~	978	871
3.000% due 09/25/2052 ~	1,483	1,327
GSR Mortgage Loan Trust 2.823% due 05/25/2037 ^~	12	8
HarborView Mortgage Loan Trust
2.721% due 02/25/2036 ^~	23	9
2.739% due 07/19/2035 ^~	1	1
Impac Secured Assets Trust 3.171% due 07/25/2035 ~	51	46
IndyMac INDX Mortgage Loan Trust
2.104% due 07/25/2035 •	6	6
3.016% due 12/25/2034 ~	3	3
3.236% due 06/25/2036 ~	163	155
JP Morgan Alternative Loan Trust
2.693% due 12/25/2036 ~	19	19
3.330% due 05/25/2037 ^~	203	179
JP Morgan Mortgage Trust
2.496% due 02/25/2035 ~	2	2
2.500% due 06/25/2051 ~	541	464
2.500% due 12/25/2051 ~	727	619
2.749% due 10/25/2035 ^~	193	166
3.000% due 12/25/2051 ~	728	645
3.000% due 01/25/2052 ~	1,454	1,325
3.000% due 03/25/2052 ~	1,532	1,404
3.000% due 04/25/2052 ~	1,432	1,281
3.000% due 05/25/2052 ~	2,138	1,897
Lehman Mortgage Trust 6.000% due 09/25/2037 ^	96	91
Manhattan West Mortgage Trust 2.130% due 09/10/2039	800	705
Merrill Lynch Mortgage Investors Trust
2.044% due 02/25/2036 •	19	18
2.606% due 03/25/2036 ^~	78	46
Morgan Stanley Mortgage Loan Trust
2.524% due 02/25/2036 ^•	23	22
3.052% due 05/25/2036 ^~	155	107
3.384% due 09/25/2035 ^~	105	42
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	621	602
2.750% due 11/25/2059 ~	568	545
NYO Commercial Mortgage Trust 2.420% due 11/15/2038 •	900	862
OBX Trust 2.500% due 10/25/2051 ~	830	710
PMT Loan Trust 2.500% due 07/25/2051 ~	820	705
Prime Mortgage Trust
2.124% due 02/25/2035 •	94	93
6.000% due 06/25/2036 ^	11	11
Residential Accredit Loans, Inc. Trust
1.824% due 05/25/2037 •	295	282
1.884% (US0001M + 0.260%) due 02/25/2037 ~	57	71
1.904% due 01/25/2037 •	184	186
1.964% (US0001M + 0.340%) due 12/25/2036 ~	177	174
2.004% due 07/25/2036 •	232	229
2.024% (US0001M + 0.400%) due 11/25/2036 ^~	158	117
5.000% due 09/25/2036 ^	46	38
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^	14	13
Starwood Mortgage Trust 2.374% due 04/15/2034 •	800	777
Structured Adjustable Rate Mortgage Loan Trust
1.944% due 10/25/2035 •	68	64
3.023% due 04/25/2036 ^~	115	77
Structured Asset Mortgage Investments Trust
2.024% due 05/25/2036 •	241	206
2.044% due 05/25/2036 •	19	15
Structured Asset Securities Corp. 1.904% due 01/25/2036 •	149	144
Structured Asset Securities Corp. Mortgage Loan Trust 1.914% due 10/25/2036 •	329	289
SunTrust Adjustable Rate Mortgage Loan Trust 2.113% due 02/25/2037 ^~	82	72
Thornburg Mortgage Securities Trust 2.364% (US0001M + 0.740%) due 09/25/2034 ~	17	16
UWM Mortgage Trust 2.500% due 11/25/2051 ~	1,044	898
WaMu Mortgage Pass-Through Certificates Trust
1.876% (12MTA + 1.400%) due 08/25/2042 ~	4	4
2.184% due 11/25/2045 •	60	54
2.404% (US0001M + 0.780%) due 10/25/2044 ~	53	48
3.052% due 12/25/2036 ^~	193	177

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.331% due 10/25/2036 ^~		344	316
Washington Mutual Mortgage Pass-Through Certificates Trust
1.944% due 02/25/2037 ^•		363	313
5.500% due 11/25/2035 ^		63	59
6.500% due 08/25/2035 ^		67	61

			27,338

		SHARES
PREFERRED SECURITIES 0.5%
AT&T, Inc. 2.875% due 03/02/2025 •(h)		200,000	184
Bank of America Corp. 5.875% due 03/15/2028 •(h)		600,000	528
Wells Fargo & Co. 3.900% due 03/15/2026 •(h)		800,000	689

			1,401

		PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 16.3%
Fannie Mae
2.024% due 06/25/2036 •		24	24
3.000% due 03/01/2060		360	338
3.500% due 01/01/2059		801	778
Freddie Mac
1.150% due 01/15/2038 •		380	378
1.295% due 01/15/2038 ~(a)		380	21
Ginnie Mae 3.000% due 07/20/2046 - 05/20/2047		12	11
Tagua Leasing LLC 1.581% due 11/16/2024		1,601	1,566
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052		1,784	1,556
2.500% due 02/01/2051 - 01/01/2052		1,222	1,102
3.000% due 02/01/2027 - 06/01/2051		466	436
3.500% due 01/01/2026 - 07/01/2050		656	641
4.000% due 01/01/2037 - 06/01/2050		400	399
4.500% due 05/01/2023 - 08/01/2041		154	159
5.000% due 08/01/2033 - 10/01/2041		74	77
5.500% due 07/01/2035 - 02/01/2041		80	86
6.000% due 06/01/2026 - 09/01/2039		188	199
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2052 - 08/01/2052		2,300	2,140
3.500% due 08/01/2052		24,100	23,157
4.000% due 04/01/2052 - 07/01/2052		12,965	12,785
4.500% due 08/01/2052		2,000	2,004

			47,857

U.S. TREASURY OBLIGATIONS 9.2%
U.S. Treasury Bonds
1.625% due 11/15/2050 (p)		2,400	1,689
1.875% due 02/15/2041 (l)		6,300	4,944
2.875% due 05/15/2052		200	189
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2030 (n)		564	538
0.125% due 07/15/2031		1,833	1,745
0.500% due 01/15/2028		6,211	6,172
2.500% due 01/15/2029 (n)		5,183	5,765
3.875% due 04/15/2029 (n)(p)		703	849
U.S. Treasury Notes
2.875% due 04/30/2025 (l)(n)(p)		5,200	5,179

			27,070

Total United States (Cost $148,070)			140,201

SHORT-TERM INSTRUMENTS 5.1%
REPURCHASE AGREEMENTS (k) 0.5%			1,357

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (e)(f)	ARS	22,500	75

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

ISRAEL TREASURY BILLS 2.3%
0.587% due 11/02/2022 - 05/03/2023 (d)(e)	ILS	23,900	6,792

JAPAN TREASURY BILLS 2.3%
(0.140)% due 09/12/2022 - 09/20/2022 (d)(e)	JPY	933,000	6,879

Total Short-Term Instruments (Cost $15,713)			15,103

Total Investments in Securities (Cost $378,917)			337,487

		SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short Asset Portfolio		21,931	214
PIMCO Short-Term Floating NAV Portfolio III		438,876	4,259

Total Short-Term Instruments (Cost $4,479)			4,473

Total Investments in Affiliates (Cost $4,479)			4,473

Total Investments 116.6% (Cost $383,396)			$341,960
Financial Derivative Instruments (m)(o) 0.7%(Cost or Premiums, net $(7,088))			2,107
Other Assets and Liabilities, net (17.3)%			(50,659)

Net Assets 100.0%			$293,408

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.785%	03/17/2033	03/10/2022	$400	$361	0.12%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	500	445	0.15
Deutsche Bank AG	3.035	05/28/2032	05/28/2021 - 10/21/2021	1,106	871	0.30
Deutsche Bank AG	3.729	01/14/2032	01/20/2021 - 01/28/2021	902	677	0.23
Oracle Corp.	2.875	03/25/2031	03/22/2021	1,098	907	0.31
Oracle Corp.	3.950	03/25/2051	03/22/2021	200	147	0.05

$4,206	$3,408	1.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.160%	01/17/2022	TBD(2)	GBP	223	United Kingdom Gilt 1.750% due 01/22/2049	$(205)	$271	$271
FICC	0.400	06/30/2022	07/01/2022	$1,086	U.S. Treasury Notes 3.000% due 06/30/2024	(1,108)	1,086	1,086

Total Repurchase Agreements	$(1,313)	$1,357	$1,357

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BPS	(0.540)%	02/14/2022	08/15/2022	EUR	(2,029)	$(2,122)
BRC	(0.530)	05/19/2022	08/15/2022	(5,179)	(5,424)
DEU	1.180	06/02/2022	07/19/2022	$(1,204)	(1,206)
1.500	06/21/2022	07/05/2022	(2,066)	(2,066)
MYI	(0.580)	02/14/2022	08/15/2022	EUR	(3,460)	(3,617)

Total Reverse Repurchase Agreements	$(14,435)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

United Kingdom (4.7)%
Sovereign Issues (4.7)%
United Kingdom Gilt	1.750%	01/22/2049	GBP	200	$(290)	$(205)

United States (15.6)%
U.S. Government Agencies (15.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2037	$4,300	(4,027)	(4,015)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2052	16,900	(14,654)	(14,655)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2052	14,300	(12,854)	(12,850)
Uniform Mortgage-Backed Security, TBA	3.500	07/01/2037	300	(299)	(298)

Total United States	(31,834)	(31,818)

Total Short Sales (20.3)%	$(32,124)	$(32,023)

(l)	Securities with an aggregate market value of $13,449 and cash of $1,006 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(20,238) at a weighted average interest rate of (0.385%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for short sales includes $2 of accrued interest.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	6	$15	$(5)	$(7)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	6	15	(5)	(5)

Total Written Options	$(10)	$(12)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	25	$6,052	$(34)	$13	$0
Australia Government 10-Year Bond September Futures	09/2022	46	3,775	(14)	25	0
Euro-Bund 10-Year Bond September Futures	09/2022	24	3,742	12	27	0
U.S. Treasury 5-Year Note September Futures	09/2022	193	21,664	123	136	0
U.S. Treasury 10-Year Note September Futures	09/2022	51	6,045	(25)	52	0

$62	$253	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2022	20	$(1,483)	$(1)	$0	$(7)
Canada Government 10-Year Bond September Futures	09/2022	14	(1,349)	46	0	(7)
Euro-Bobl September Futures	09/2022	238	(30,974)	498	0	(496)
Euro-BTP Italy Government Bond September Futures	09/2022	82	(10,580)	(450)	0	(252)
Euro-OAT France Government 10-Year Bond September Futures	09/2022	143	(20,760)	626	0	(394)
Euro-Schatz September Futures	09/2022	29	(3,317)	11	0	(20)
Japan Government 10-Year Bond September Futures	09/2022	11	(12,048)	(19)	1	(11)
U.S. Treasury 2-Year Note September Futures	09/2022	143	(30,032)	(10)	0	(80)
U.S. Treasury 10-Year Ultra September Futures	09/2022	135	(17,196)	(120)	0	(179)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	5	(772)	17	0	(12)
United Kingdom Long Gilt September Futures	09/2022	83	(11,516)	418	0	(185)

$1,016	$1	$(1,643)

Total Futures Contracts	$1,078	$254	$(1,643)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.622%	EUR	400	$3	$(2)	$1	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.096	$1,200	19	(14)	5	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.799	EUR	700	(9)	(25)	(34)	0	(5)
General Motors Co.	5.000	Quarterly	12/20/2026	2.634	$400	80	(42)	38	0	(1)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.657	EUR	1,400	55	(33)	22	0	(2)
Stellantis NV	5.000	Quarterly	12/20/2026	2.172	400	92	(42)	50	0	(3)

$240	$(158)	$82	$0	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$198	$(19)	$20	$1	$0	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	396	(38)	41	3	1	0
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	2,300	0	54	54	2	0
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	6,000	(37)	134	97	3	0
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	10,000	(50)	273	223	2	0
CDX.IG-38 10-Year Index	(1.000)	Quarterly	06/20/2032	18,100	251	219	470	4	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	1,800	(32)	71	39	7	0
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	900	(11)	35	24	4	0

$64	$847	$911	$23	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$9,400	$134	$(134)	$0	$0	$(2)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	EUR	300	7	(16)	(9)	0	(3)
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	800	2	(6)	(4)	0	(2)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	1,200	2	(13)	(11)	0	(3)

$145	$(169)	$(24)	$0	$(10)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	$14,800	$0	$5	$5	$0	$(3)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	2,800	0	(1)	(1)	0	(3)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	8,800	1	3	4	0	(4)

$1	$7	$8	$0	$(10)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	12,000	$(15)	$(215)	$(230)	$5	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2024		8,000	433	1	434	0	(45)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2027		1,400	(115)	(48)	(163)	16	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		8,300	(1,055)	(406)	(1,461)	151	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		1,000	(380)	(5)	(385)	30	0
Pay(6)	1-Day INR-MIBOR Compounded-OIS	5.750	Annual	03/15/2024	INR	2,063,700	(244)	(106)	(350)	30	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.500	Semi-Annual	12/15/2026		450,300	(267)	(28)	(295)	22	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027		458,910	204	33	237	0	(23)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		45,300	28	2	30	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	JPY	540,000	(14)	(65)	(79)	6	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2029		24,000	(1)	(3)	(4)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		2,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		190,000	(44)	(11)	(55)	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		270,000	46	83	129	0	(8)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/16/2024	SGD	17,400	171	85	256	0	(8)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027		3,400	(2)	7	5	6	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	06/15/2027		3,400	3	30	33	6	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		40	(3)	(1)	(4)	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		100	(1)	10	9	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.250	Semi-Annual	06/15/2032		300	(2)	(8)	(10)	1	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	06/15/2032		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Annual	12/15/2023		$3,600	29	117	146	0	(5)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		88,000	292	1,401	1,693	0	(114)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		6,200	0	96	96	0	(12)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		4,800	0	67	67	0	(10)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.850	Annual	04/21/2024		23,400	259	28	287	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		600	(9)	(20)	(29)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.400	Annual	06/21/2024		5,900	(10)	(56)	(66)	14	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		8,300	0	(22)	(22)	19	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.004	Annual	06/30/2024		4,300	0	(9)	(9)	10	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.026	Annual	06/30/2024		8,100	0	(14)	(14)	18	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.486	Annual	06/30/2024		3,400	0	20	20	8	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Pay(6)	1-Day USD-SOFR Compounded-OIS	3.527	Annual	06/30/2024		3,200	0	21	21	7	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.531	Annual	06/30/2024		3,200	0	22	22	7	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		25,000	20	(143)	(123)	0	(130)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.059	Annual	11/30/2026		3,000	0	(26)	(26)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		1,400	54	62	116	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		28,300	962	387	1,349	0	(159)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027		2,000	(8)	(30)	(38)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		700	(2)	61	59	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		900	(2)	(56)	(58)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		1,600	(4)	(77)	(81)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		1,900	(5)	(86)	(91)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	2.175	Annual	04/21/2029		1,500	(4)	(47)	(51)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		8,400	(571)	(370)	(941)	54	0
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		8,100	(14)	(713)	(727)	62	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		1,800	(28)	211	183	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		1,400	(7)	(105)	(112)	11	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.886	Annual	05/15/2032		15,700	(71)	170	99	133	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.005	Annual	05/15/2032		1,400	0	23	23	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		2,400	23	302	325	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		1,500	(144)	8	(136)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		200	12	(47)	(35)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		1,800	(56)	(363)	(419)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		400	87	(14)	73	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.675	Annual	06/22/2052		200	0	(1)	(1)	0	(2)
Pay	1-Year BRL-CDI	6.745	Maturity	01/02/2025	BRL	3,500	34	(82)	(48)	2	0
Pay(6)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	9,300	0	(115)	(115)	6	0
Pay(6)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		4,100	0	(52)	(52)	3	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		2,100	45	(138)	(93)	3	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		600	(7)	(36)	(43)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		3,200	18	(381)	(363)	11	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		200	26	(50)	(24)	1	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		100	10	(24)	(14)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	11,900	(23)	(764)	(787)	172	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		1,600	(3)	(52)	(55)	26	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		1,200	0	(43)	(43)	19	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		1,100	0	(39)	(39)	18	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.295	Annual	02/17/2027		700	0	(25)	(25)	11	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		800	0	(31)	(31)	13	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.368	Annual	06/15/2027		4,500	(10)	(168)	(178)	76	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	7,000	3	(7)	(4)	1	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	3-Month KRW-KORIBOR	3.000	Quarterly	06/15/2032	KRW	999,200	0	(20)	(20)	5	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032		456,400	1	(2)	(1)	2	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	8,500	3	(67)	(64)	5	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		8,200	(2)	(63)	(65)	3	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024		250	0	(9)	(9)	0	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		16,600	(48)	20	(28)	12	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		2,400	(21)	2	(19)	8	0
Pay	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028		1,800	196	(232)	(36)	7	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	41,100	74	(229)	(155)	17	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		$4,600	(126)	211	85	0	(4)
Receive(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		30,200	328	361	689	0	(40)
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,900	(107)	250	143	0	(10)
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		4,550	(118)	290	172	0	(12)
Receive	3-Month USD-LIBOR	2.959	Semi-Annual	05/31/2025		6,900	(738)	760	22	0	(26)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		19,100	(190)	1,631	1,441	0	(94)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		900	(49)	(77)	(126)	5	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		4,100	2	(375)	(373)	26	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		200	0	(17)	(17)	1	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		1,400	(3)	(108)	(111)	9	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		4,535	218	581	799	0	(31)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		350	(65)	(53)	(118)	2	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		1,900	132	(490)	(358)	16	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		300	16	(72)	(56)	2	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	13,300	64	(57)	7	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,700	(5)	(99)	(104)	3	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		3,800	(29)	553	524	0	(10)
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2024	EUR	6,800	(155)	(145)	(300)	31	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		400	(2)	(18)	(20)	5	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		900	(5)	(41)	(46)	11	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		600	(5)	(27)	(32)	8	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,000	(4)	(32)	(36)	13	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		500	(2)	(16)	(18)	7	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027		29,700	(1,638)	(1,600)	(3,238)	391	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		38,880	(4,843)	(2,646)	(7,489)	673	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		300	(19)	89	70	0	(6)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		150	13	47	60	0	(2)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		4,900	627	1,116	1,743	0	(127)
Receive(6)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	7	39	46	0	(2)
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	3,100	(14)	19	5	0	(1)
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		5,300	(16)	39	23	0	(1)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	3,500	0	(172)	(172)	14	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	61,200	31	(388)	(357)	8	0
Pay	UKRPI	3.740	Maturity	03/15/2031	GBP	600	0	(92)	(92)	2	0
Pay	UKRPI	3.700	Maturity	04/15/2031		300	3	(52)	(49)	1	0

							$(6,851)	$(3,048)	$(9,899)	$2,364	$(985)

Total Swap Agreements							$(6,401)	$(2,521)	$(8,922)	$2,387	$(1,016)

(n)	Securities with an aggregate market value of $3,246 and cash of $6,475 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

(6)						This instrument has a forward starting effective date.
(o)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	09/2022	JPY	50,000		$373	$3	$0
BOA	07/2022	DKK	2,710		406	24	0
	07/2022	GBP	17,150		21,683	806	0
	07/2022	PEN	4,207		1,047	0	(50)
	07/2022		$212	CHF	211	9	0
	07/2022		9,034	DKK	63,533	0	(83)
	07/2022		1,519	PEN	6,141	81	0
	07/2022		242	ZAR	3,714	0	(14)
	08/2022	DKK	61,268		$8,732	84	0
	08/2022	PEN	340		92	4	0
	08/2022		$3,786	MXN	76,853	12	0
	11/2022		62	ZAR	981	0	(2)
	05/2023	CNH	4,806		$743	24	0
BPS	07/2022	CAD	62		49	1	0
	07/2022	CHF	538		549	0	(15)
	07/2022	DKK	2,045		291	3	0
	07/2022	EUR	1,331		1,414	21	(1)
	07/2022	NZD	247		155	1	0
	07/2022	PLN	72		16	0	0
	07/2022		$777	CHF	745	3	0
	07/2022		1,364	DKK	9,520	1	(24)
	07/2022		36,209	EUR	34,416	0	(142)
	07/2022		480	GBP	394	0	0
	07/2022		2,617	JPY	353,500	0	(12)
	07/2022		36	MXN	736	1	0
	08/2022	EUR	33,963		$35,787	130	0
	08/2022		$259	IDR	3,811,730	0	(4)
	08/2022		3,267	INR	254,661	0	(53)
	08/2022		21	THB	745	0	0
	08/2022		317	ZAR	5,067	0	(7)
	09/2022	MXN	368		$18	0	0
	09/2022		$736	TWD	20,452	0	(44)
	11/2022		153	ZAR	2,448	0	(4)
	02/2023	ILS	1,792		$543	22	0
	03/2023	CNH	1,756		272	9	0
BRC	07/2022	NOK	29,676		3,027	14	0
	07/2022		$306	GBP	250	0	(1)
	07/2022		6,265	JPY	849,896	0	(1)
	08/2022	JPY	848,516		$6,265	1	0
	08/2022	SGD	864		626	4	0
	08/2022		$283	IDR	4,193,762	0	(3)
	08/2022		3,027	NOK	29,663	0	(14)
	09/2022	JPY	153,000		$1,140	7	0
	09/2022		$782	MYR	3,428	0	(5)
	11/2022	ILS	300		$94	7	0
CBK	07/2022	BRL	17,433		3,328	0	(3)
	07/2022		$3,588	BRL	17,433	0	(257)
	07/2022		153	DKK	1,075	0	(2)
	07/2022		463	EUR	431	0	(11)
	07/2022		1,092	PEN	4,207	5	0
	08/2022	ILS	913		$282	20	0
	08/2022		$247	PEN	938	1	(3)
	09/2022	PEN	2,698		$700	0	0
	10/2022		1,002		254	0	(5)
	11/2022		5,347		1,347	0	(33)
	12/2022	ILS	2,300		738	72	0
	12/2022		$279	PEN	1,169	22	0
	02/2023	ILS	5,471		$1,659	67	0
	04/2023		4,370		1,332	56	0
	04/2023	PEN	4,207		1,065	0	(7)
	05/2023	CNH	530		82	3	0
	05/2023	ILS	5,652		1,694	41	0
DUB	07/2022	DKK	19,608		2,904	141	0
	07/2022		$93	CAD	120	0	0
	07/2022		557	DKK	3,930	0	(3)
	07/2022		1,534	PLN	6,694	0	(43)
	07/2022		635	RON	2,977	0	(5)
	08/2022	THB	1,251		$36	1	0
	08/2022		$42	TWD	1,240	0	0
	12/2022		326	ZAR	5,128	0	(16)
GLM	07/2022	MXN	3,501		$171	0	(2)
	07/2022	PEN	9,178		2,450	55	0
	07/2022	PLN	52		12	0	0
	08/2022	PEN	353		93	1	0
	08/2022		$176	BRL	928	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

	08/2022		314	PEN	1,189	0	(5)
	09/2022		752	HKD	5,890	0	0
	11/2022	ILS	1,200		$387	41	0
	11/2022		$65	ZAR	1,039	0	(2)
	03/2023	CNH	4,599		$712	24	0
	05/2023		$29	ZAR	480	0	0
HUS	07/2022	CAD	3,086		$2,444	47	0
	07/2022	EUR	231		243	1	0
	07/2022	MXN	736		36	0	(1)
	07/2022	NZD	418		273	12	0
	07/2022		$5,152	AUD	7,480	12	0
	07/2022		266	DKK	1,890	1	0
	07/2022		422	EUR	402	1	(2)
	07/2022		308	JPY	40,900	0	(7)
	08/2022	AUD	7,480		$5,152	0	(12)
	08/2022	CNH	1,604		240	0	0
	08/2022	EUR	286		298	0	(2)
	08/2022		$158	CLP	132,423	0	(15)
	08/2022		3,542	CNH	23,785	10	0
	08/2022		663	IDR	9,713,472	0	(13)
	08/2022		176	INR	13,952	0	0
	05/2023		4,409	CNH	29,587	19	0
IND	07/2022	CLP	434,208		$520	47	0
	07/2022		$116	CLP	100,139	0	(7)
	08/2022		660		559,738	0	(55)
	05/2023	CNH	7,651		$1,183	38	0
JPM	07/2022	MXN	15,595		767	0	(7)
	07/2022		$707	CZK	16,580	0	(6)
	07/2022		315	GBP	250	0	(11)
	07/2022	ZAR	914		$57	1	0
	08/2022	IDR	11,163,684		753	7	0
	08/2022	SGD	6,936		5,046	53	0
	08/2022		$2,196	CNH	14,763	8	0
	08/2022		695	IDR	10,128,476	0	(18)
	08/2022		1,208	KRW	1,537,965	0	(14)
	08/2022		2,153	SGD	2,985	0	(4)
	08/2022		491	TWD	14,456	0	(3)
	09/2022		871		24,218	0	(52)
	09/2022		847	VND	19,472,625	0	(11)
	12/2022	ILS	400		$130	14	0
	04/2023		2,284		689	22	0
MYI	07/2022	BRL	17,433		3,381	50	0
	07/2022	CAD	66		53	1	0
	07/2022	DKK	68,048		10,078	491	(1)
	07/2022		$3,328	BRL	17,433	3	0
	07/2022		147	CAD	189	0	0
	07/2022		1,770	DKK	12,456	0	(15)
	08/2022	DKK	12,430		$1,770	16	0
	08/2022	GBP	86		104	0	(1)
	08/2022	THB	3,053		89	2	0
	08/2022		$3,355	BRL	17,433	0	(52)
	08/2022		5,865	CNY	39,374	15	0
	08/2022		320	IDR	4,717,805	0	(5)
	08/2022		5,475	INR	427,711	0	(77)
	08/2022		1,563	KRW	1,990,591	0	(18)
	08/2022		146	TWD	4,299	0	(1)
	09/2022		310	KZT	141,755	0	(19)
	09/2022		354	TWD	9,885	0	(20)
RBC	09/2022	MXN	3,898		$189	0	(2)
SCX	07/2022		$524	CLP	434,208	0	(51)
	07/2022		339	GBP	276	0	(3)
	07/2022		401	ILS	1,352	0	(14)
	08/2022	INR	16,419		$209	2	0
	08/2022		$6,728	CNH	45,073	4	(1)
	08/2022		9,417	CNY	63,025	0	(5)
	08/2022		121	INR	9,504	0	(1)
	09/2022	MYR	15,597		$3,710	175	0
	09/2022		$3,308	MYR	14,620	6	0
	09/2022		302	ZAR	4,676	0	(17)
	11/2022		479	COP	2,037,121	0	0
SOG	07/2022	EUR	33,390		$35,888	897	0
	07/2022		$19,927	GBP	16,374	5	0
	08/2022	GBP	16,374		$19,936	0	(5)
SSB	08/2022	INR	9,426		120	1	0
	09/2022		$189	MYR	828	0	(1)
TOR	07/2022	JPY	1,618,799		$12,754	823	0
	07/2022		$1,119	CAD	1,434	0	(4)
	08/2022	CAD	1,435		$1,119	4	0
	08/2022		$478	GBP	394	2	0
	09/2022	JPY	730,000		$5,466	57	0
UAG	07/2022	AUD	7,480		5,343	180	0
	07/2022	EUR	297		312	1	0
	07/2022		$352	HUF	123,547	0	(27)
	07/2022		3,148	NOK	29,686	0	(134)
	08/2022		435	PHP	22,795	0	(21)
	09/2022		273	HKD	2,136	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

	09/2022		549	MXN	10,936		0	(11)
	11/2022		179	ZAR	2,826		0	(7)

Total Forward Foreign Currency Contracts							$4,850	$(1,629)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	1,200	$34	$86

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052		EUR	97.000	05/23/2025	600	$46	$209

Total Purchased Options							$80	$295

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200%	07/20/2022	1,100	$(2)	$(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	800	(4)	(2)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.400	08/17/2022	1,600	(5)	(5)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index		Sell	7.000	08/17/2022	100	(1)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	1,000	(4)	(2)
CBK	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200	07/20/2022	400	(1)	0
JPM	Put - OTC CDX.HY-38 5-Year Index		Sell	95.000	08/17/2022	200	(2)	(3)
	Put - OTC iTraxx Crossover 37 5-Year Index		Sell	7.000	08/17/2022	300	(3)	(3)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.100	07/20/2022	400	(1)	(2)
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	08/17/2022	600	(1)	(1)

							$(24)	$(20)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	700	$(2)	$(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	700	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	10,200	(33)	(85)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.310	08/19/2022	1,500	(13)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	08/19/2022	1,500	(13)	(14)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	1,300	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	1,300	(4)	(5)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	800	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	800	(1)	(3)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	600	(46)	(208)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/01/2022	1,700	(14)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/01/2022	1,700	(14)	(17)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	400	(3)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	400	(2)	(2)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	300	(1)	0
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	300	(1)	(6)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/02/2022	1,700	(9)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/02/2022	1,700	(9)	(12)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	400	(3)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	400	(3)	(3)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	30,200	(61)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	30,200	(61)	(692)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	400	(3)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	400	(3)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	300	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	300	(2)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	300	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	300	(2)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	300	(2)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	300	(2)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	400	(3)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	400	(3)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	400	(3)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	400	(3)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	400	(3)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	400	(3)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	300	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	300	(2)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	600	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	600	(2)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	600	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	600	(2)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	700	(2)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	700	(2)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	900	(7)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	900	(7)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	400	(3)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	400	(3)	(3)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	2,700	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	2,700	(5)	(10)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	900	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	900	(3)	(3)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	800	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	800	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	300	(1)	(1)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.370	08/18/2022	1,300	(9)	(4)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.070	08/18/2022	1,300	(9)	(8)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/06/2022	200	(1)	(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/06/2022	200	(1)	(2)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	09/07/2022	900	(6)	(6)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	09/07/2022	900	(6)	(7)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	2,800	(20)	(8)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	300	(2)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	300	(2)	(2)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	07/12/2022	1,400	(11)	0
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	500	(3)	(4)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	500	(3)	(3)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	500	(3)	(3)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	500	(3)	(3)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	500	(4)	(4)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	500	(4)	(3)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	500	(4)	(4)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	500	(4)	(3)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	2,700	(5)	(2)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	2,700	(5)	(10)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	1,400	(3)	(1)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	1,400	(3)	(5)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	1,400	(2)	(1)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	1,400	(3)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	09/09/2022	1,000	(8)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150	09/09/2022	1,000	(8)	(8)

$(521)	$(1,279)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	6,250	$(6)	$0
Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	3,500	(4)	0

$(10)	$0

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MSC	Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052	$91.359	09/07/2022	200	$(1)	$(1)

Total Written Options	$(556)	$(1,300)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.319%	$1,500	$(37)	$27	$0	$(10)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.285	700	(13)	8	0	(5)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	1,800	(45)	33	0	(12)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.285	1,300	(25)	15	0	(10)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	700	(18)	13	0	(5)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	900	(22)	16	0	(6)

$(160)	$112	$0	$(48)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.894%	$400	$(10)	$11	$1	$0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	100	(5)	(3)	0	(8)
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.894	200	(5)	6	1	0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.894	400	(10)	11	1	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.656	300	9	(4)	5	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	300	(11)	(14)	0	(25)

$(32)	$7	$8	$(33)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	2,700	$2,034	$13	$(9)	$4	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	2,800	1,932	1	1	2	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	2,700	1,863	(10)	1	0	(9)

$4	$(7)	$6	$(9)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	4.250%	Quarterly	06/15/2027	MYR	300	$1	$0	$1	$0
Pay	6-Month THB-THBFIX	2.750	Semi-Annual	06/15/2032	THB	17,500	(6)	0	0	(6)
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	100	0	0	0	0
BPS	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	9,300	2	7	9	0
CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	4,500	5	43	48	0
Pay	6-Month THB-THBFIX	2.810	Semi-Annual	05/18/2037	THB	29,000	0	(66)	0	(66)
GLM	Pay	3-Month MYR-KLIBOR	4.000	Quarterly	06/15/2027	MYR	7,200	(13)	26	13	0
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	THB	2,100	0	2	2	0
JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0
NGF	Pay	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	06/15/2027	INR	50,610	(2)	(2)	0	(4)

$(13)	$10	$73	$(76)

Total Swap Agreements	$(201)	$122	$87	$(166)

(p)

Securities with an aggregate market value of $1,011 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$19	$0	$19
Australia
Non-Agency Mortgage-Backed Securities	0	144	0	144
Sovereign Issues	0	7,880	0	7,880
Austria
Corporate Bonds & Notes	0	204	0	204
Brazil
Corporate Bonds & Notes	0	2,690	0	2,690
Canada
Corporate Bonds & Notes	0	635	0	635
Non-Agency Mortgage-Backed Securities	0	211	0	211
Sovereign Issues	0	1,933	0	1,933
Cayman Islands
Asset-Backed Securities	0	23,508	0	23,508
Corporate Bonds & Notes	0	3,041	0	3,041
Non-Agency Mortgage-Backed Securities	0	253	0	253
Chile
Corporate Bonds & Notes	0	1,054	0	1,054
Sovereign Issues	0	631	0	631
China
Sovereign Issues	0	2,256	0	2,256
Colombia
Sovereign Issues	0	173	0	173
Czech Republic
Sovereign Issues	0	209	0	209
Denmark
Corporate Bonds & Notes	0	10,449	0	10,449
Dominican Republic
Sovereign Issues	0	380	0	380
France
Corporate Bonds & Notes	0	3,787	0	3,787
Sovereign Issues	0	2,657	0	2,657
Germany
Corporate Bonds & Notes	0	5,589	0	5,589
Guatemala
Sovereign Issues	0	185	0	185
India
Corporate Bonds & Notes	0	1,295	0	1,295
Indonesia
Corporate Bonds & Notes	0	703	0	703
Sovereign Issues	0	1,331	0	1,331
Ireland
Asset-Backed Securities	0	4,328	0	4,328
Corporate Bonds & Notes	0	1,115	0	1,115
Israel
Corporate Bonds & Notes	0	359	0	359
Sovereign Issues	0	1,852	0	1,852
Italy
Corporate Bonds & Notes	0	1,840	0	1,840
Sovereign Issues	0	20,229	0	20,229
Ivory Coast
Sovereign Issues	0	824	0	824
Japan
Corporate Bonds & Notes	0	1,469	0	1,469
Sovereign Issues	0	8,479	0	8,479
Luxembourg
Corporate Bonds & Notes	0	561	0	561
Malaysia
Corporate Bonds & Notes	0	362	0	362
Mexico
Corporate Bonds & Notes	0	739	0	739
Sovereign Issues	0	169	0	169
Morocco
Sovereign Issues	0	957	0	957
Multinational
Corporate Bonds & Notes	0	284	0	284
Netherlands
Corporate Bonds & Notes	0	3,581	0	3,581
Non-Agency Mortgage-Backed Securities	0	241	0	241
Preferred Securities	0	107	0	107
New Zealand
Sovereign Issues	0	258	0	258
Norway
Sovereign Issues	0	249	0	249
Peru
Corporate Bonds & Notes	0	290	0	290
Sovereign Issues	0	3,524	0	3,524
Philippines
Sovereign Issues	0	352	0	352
Qatar
Corporate Bonds & Notes	0	483	0	483
Sovereign Issues	0	792	0	792
Romania
Sovereign Issues	0	1,781	0	1,781

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Russia
Sovereign Issues	0	206	0	206
Saudi Arabia
Corporate Bonds & Notes	0	860	0	860
Sovereign Issues	0	1,321	0	1,321
Serbia
Sovereign Issues	0	1,551	0	1,551
Singapore
Corporate Bonds & Notes	0	599	0	599
Sovereign Issues	0	4,878	0	4,878
South Africa
Sovereign Issues	0	1,388	0	1,388
South Korea
Sovereign Issues	0	1,463	0	1,463
Spain
Corporate Bonds & Notes	0	673	0	673
Sovereign Issues	0	1,822	0	1,822
Supranational
Corporate Bonds & Notes	0	2,075	0	2,075
Switzerland
Corporate Bonds & Notes	0	5,083	0	5,083
Thailand
Sovereign Issues	0	1,995	0	1,995
United Arab Emirates
Sovereign Issues	0	468	0	468
United Kingdom
Corporate Bonds & Notes	0	14,799	0	14,799
Non-Agency Mortgage-Backed Securities	0	10,278	0	10,278
Preferred Securities	0	243	0	243
Sovereign Issues	0	6,039	0	6,039
United States
Asset-Backed Securities	0	12,563	0	12,563
Corporate Bonds & Notes	0	23,325	0	23,325
Loan Participations and Assignments	0	277	0	277
Municipal Bonds & Notes	0	370	0	370
Non-Agency Mortgage-Backed Securities	0	27,338	0	27,338
Preferred Securities	0	1,401	0	1,401
U.S. Government Agencies	0	47,857	0	47,857
U.S. Treasury Obligations	0	27,070	0	27,070
Short-Term Instruments
Repurchase Agreements	0	1,357	0	1,357
Argentina Treasury Bills	0	75	0	75
Israel Treasury Bills	0	6,792	0	6,792
Japan Treasury Bills	0	6,879	0	6,879

	$0	$337,487	$0	$337,487
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,473	$0	$0	$4,473

Total Investments	$4,473	$337,487	$0	$341,960

Short Sales, at Value - Liabilities
United Kingdom
Sovereign Issues	0	(205)	0	(205)
United States
U.S. Government Agencies	0	(31,818)	0	(31,818)

	$0	$(32,023)	$0	$(32,023)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	53	2,588	0	2,641
Over the counter	0	5,232	0	5,232

	$53	$7,820	$0	$7,873
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,372)	(1,299)	0	(2,671)
Over the counter	0	(3,095)	0	(3,095)

	$(1,372)	$(4,394)	$0	$(5,766)

Total Financial Derivative Instruments	$(1,319)	$3,426	$0	$2,107

Totals	$3,154	$308,890	$0	$312,044

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.9% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$184	$39
1.125% due 07/09/2035 þ		122	25

Total Argentina (Cost $134)			64

AUSTRALIA 1.7%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
RESIMAC Bastille Trust 1.733% due 09/05/2057 •		$341	341

SOVEREIGN ISSUES 1.7%
Australia Government International Bond
0.500% due 09/21/2026	AUD	16,700	10,263
1.000% due 11/21/2031		1,500	819
1.250% due 05/21/2032		200	111
1.750% due 06/21/2051		300	132
2.500% due 05/21/2030		2,300	1,470
4.500% due 04/21/2033		500	370
Northern Territory Treasury Corp. 2.000% due 04/21/2031		1,100	632
Treasury Corp. of Victoria 4.250% due 12/20/2032		1,500	1,031

			14,828

Total Australia (Cost $17,805)			15,169

CANADA 0.4%
CORPORATE BONDS & NOTES 0.4%
Canadian Imperial Bank of Commerce 1.992% (BBSW3M + 0.370%) due 09/14/2026 ~	AUD	3,200	2,161
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,068

			3,229

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	494	380

SOVEREIGN ISSUES 0.0%
Canada Government Real Return Bond 1.500% due 12/01/2044 (g)		518	409

Total Canada (Cost $4,362)			4,018

CAYMAN ISLANDS 8.2%
ASSET-BACKED SECURITIES 7.2%
522 Funding CLO Ltd. 2.103% due 10/20/2031 •		$2,100	2,052
American Money Management Corp. CLO Ltd.
1.914% due 04/17/2029 •		1,409	1,391
2.018% due 04/14/2029 •		1,032	1,027
Apidos CLO
1.944% (US0003M + 0.900%) due 07/18/2029 ~		2,200	2,166
1.974% due 07/17/2030 •		2,200	2,169
Arbor Realty Commercial Real Estate Notes Ltd. 2.229% due 01/15/2037 •		2,300	2,235
Ares CLO Ltd. 2.094% due 04/18/2031 •		2,200	2,146
Bain Capital Credit CLO Ltd. 2.033% due 07/20/2030 •		2,000	1,966
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~		2,100	2,061

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

CIFC Funding Ltd. 2.134% (US0003M + 0.950%) due 10/24/2030 ~		2,100	2,066
Dryden Senior Loan Fund 2.491% due 05/15/2032 •		2,300	2,240
Elevation CLO Ltd. 2.134% (US0003M + 0.950%) due 10/25/2030 ~		2,200	2,159
Gallatin CLO Ltd.
2.134% due 07/15/2031 •		1,500	1,469
2.148% due 01/21/2028 •		673	668
GPMT Ltd. 2.992% (US0001M + 1.350%) due 12/15/2036 ~		2,400	2,326
Halseypoint Clo Ltd. 2.736% due 11/30/2032 •		2,200	2,163
KKR CLO Ltd. 1.984% due 07/18/2030 •		1,000	984
LCM LP 1.914% due 07/19/2027 •		2,316	2,277
MF1 Ltd. 2.692% due 10/16/2036 •		2,200	2,112
MidOcean Credit CLO 2.269% due 01/29/2030 •		1,975	1,950
Newark BSL CLO Ltd. 2.154% (US0003M + 0.970%) due 07/25/2030 ~		750	736
OZLM Ltd. 2.163% due 10/20/2031 •		2,100	2,061
Palmer Square Loan Funding Ltd. 1.863% (US0003M + 0.800%) due 07/20/2029 ~		1,750	1,728
Sound Point CLO Ltd.
2.043% due 10/20/2030 •		2,300	2,259
2.164% due 07/25/2030 •		2,200	2,164
Stratus CLO Ltd. 2.013% due 12/29/2029 •		4,625	4,550
Symphony CLO Ltd. 1.988% (US0003M + 0.950%) due 07/14/2026 ~		386	385
TPG Real Estate Finance Issuer Ltd. 2.424% due 02/15/2039 •		2,200	2,143
Venture CLO Ltd.
1.924% due 04/15/2027 •		292	289
2.163% (US0003M + 1.100%) due 01/20/2029 ~		1,795	1,778
2.401% due 09/07/2030 •		2,200	2,170
Vibrant CLO Ltd.
2.103% due 09/15/2030 •		2,100	2,060
3.046% due 06/20/2029 •		1,076	1,060

			61,010

CORPORATE BONDS & NOTES 0.7%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,726	1,408
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		500	498
SA Global Sukuk Ltd. 2.694% due 06/17/2031		700	617
Sands China Ltd.
5.125% due 08/08/2025		400	336
5.400% due 08/08/2028		800	618
Tencent Holdings Ltd.
2.390% due 06/03/2030		2,200	1,844
3.595% due 01/19/2028		300	285

			5,606

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
GPMT Ltd. 2.862% (US0001M + 1.250%) due 07/16/2035 ~		1,806	1,777
MF1 Multifamily Housing Mortgage Loan Trust 2.298% due 07/15/2036 •		639	631

			2,408

Total Cayman Islands (Cost $71,282)			69,024

DENMARK 3.2%
CORPORATE BONDS & NOTES 3.2%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	38,063	4,032
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		36,257	3,809
1.500% due 10/01/2053		2,984	332
Nykredit Realkredit AS
1.000% due 10/01/2050		132,650	14,329
1.000% due 10/01/2053		3,740	411
1.500% due 10/01/2053		9,189	1,065

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Realkredit Danmark AS
1.000% due 10/01/2050		24,198	2,678
1.500% due 10/01/2053		1,682	195

Total Denmark (Cost $36,616)			26,851

FRANCE 2.8%
CORPORATE BONDS & NOTES 0.8%
BNP Paribas SA
2.159% due 09/15/2029 •		$1,800	1,507
3.132% due 01/20/2033 •		700	587
BPCE SA 2.045% due 10/19/2027 •		600	530
Societe Generale SA
2.226% due 01/21/2026 •		1,700	1,586
2.797% due 01/19/2028 •		1,200	1,073
4.677% due 06/15/2027		1,600	1,591

			6,874

SOVEREIGN ISSUES 2.0%
France Government International Bond
0.750% due 05/25/2052	EUR	6,050	4,029
1.500% due 05/25/2050		4,500	3,804
2.000% due 05/25/2048		6,800	6,519
3.250% due 05/25/2045		2,100	2,519

			16,871

Total France (Cost $31,443)			23,745

GERMANY 1.8%
CORPORATE BONDS & NOTES 1.8%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,200	2,067
2.129% due 11/24/2026 •(j)		$400	356
2.625% due 02/12/2026	EUR	1,600	1,614
3.300% due 11/16/2022		$3,200	3,200
3.547% due 09/18/2031 •		1,400	1,173
3.700% due 05/30/2024		1,100	1,081
3.729% due 01/14/2032 •(j)		1,000	753
3.950% due 02/27/2023		1,100	1,098
3.961% due 11/26/2025 •		1,700	1,644
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)	EUR	300	246
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,100	981
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		300	262
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	300	209
5.375% due 04/23/2024	NZD	1,400	893

Total Germany (Cost $17,716)			15,577

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$1,000	989

Total India (Cost $1,002)			989

IRELAND 1.4%
ASSET-BACKED SECURITIES 1.0%
Accunia European CLO DAC 0.950% (EUR003M + 0.950%) due 07/15/2030 ~	EUR	718	743
Cairn CLO DAC 0.670% due 01/31/2030 •		1,262	1,301
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		700	716
Dryden Euro CLO BV 0.660% due 04/15/2033 •		800	813
Jubilee CLO DAC 0.519% (EUR003M + 0.800%) due 12/15/2029 ~		1,728	1,791
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		899	933

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Marlay Park CLO DAC 0.740% (EUR003M + 0.740%) due 10/15/2030 ~		2,000	2,067

			8,364

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
1.150% due 10/29/2023		$450	429
1.750% due 10/29/2024		500	462
3.000% due 10/29/2028		550	464
AIB Group PLC 4.750% due 10/12/2023		300	300

			1,655

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Shamrock Residential DAC 0.338% (EUR001M + 0.850%) due 01/24/2061 ~	EUR	2,042	2,110

Total Ireland (Cost $13,354)			12,129

ISRAEL 0.7%
SOVEREIGN ISSUES 0.7%
Israel Government International Bond
0.750% due 07/31/2022	ILS	12,400	3,550
2.000% due 03/31/2027		2,700	760
3.800% due 05/13/2060		$2,000	1,671
4.125% due 01/17/2048		400	370

Total Israel (Cost $7,153)			6,351

ITALY 0.6%
CORPORATE BONDS & NOTES 0.5%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,200	1,189
2.625% due 04/28/2025		800	745
Intesa Sanpaolo SpA 5.875% due 09/01/2031 •(h)(i)		300	246
UniCredit SpA 7.830% due 12/04/2023		$1,900	1,968

			4,148

SOVEREIGN ISSUES 0.1%
Italy Government International Bond 6.000% due 08/04/2028	GBP	600	815

Total Italy (Cost $5,562)			4,963

JAPAN 2.9%
CORPORATE BONDS & NOTES 0.4%
Mizuho Financial Group, Inc. 2.154% (US0003M + 0.630%) due 05/25/2024 ~		$2,500	2,473
Nomura Holdings, Inc. 2.329% due 01/22/2027		600	532
Sumitomo Mitsui Trust Bank Ltd. 2.800% due 03/10/2027		400	376

			3,381

SOVEREIGN ISSUES 2.5%
Development Bank of Japan, Inc. 1.750% due 08/28/2024		2,200	2,134
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		4,300	3,936
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	811,741	6,288
0.500% due 03/20/2049		977,000	6,125
0.700% due 12/20/2048		247,000	1,638
0.700% due 06/20/2051		30,000	194

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Tokyo Metropolitan Government 0.750% due 07/16/2025		$1,200	1,105

			21,420

Total Japan (Cost $30,210)			24,801

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Saranac CLO Ltd. 2.584% due 08/13/2031 •		$2,200	2,155

CORPORATE BONDS & NOTES 0.0%
AA Bond Co. Ltd. 2.750% due 07/31/2043	GBP	200	239

Total Jersey, Channel Islands (Cost $2,450)			2,394

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Medtronic Global Holdings SCA 0.000% due 12/02/2022 (e)	EUR	2,300	2,408
Sberbank of Russia Via SB Capital SA 5.125% due 10/29/2022 ^(c)		$200	14

Total Luxembourg (Cost $2,816)			2,422

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.550% due 04/21/2050		$300	287
4.800% due 04/21/2060		300	294

Total Malaysia (Cost $600)			581

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$500	417

Total Mexico (Cost $464)			417

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd. 2.129% (US0003M + 0.300%) due 09/22/2037 ~		$768	696

Total Multinational (Cost $580)			696

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Cooperatieve Rabobank UA 3.057% (US0003M + 0.860%) due 09/26/2023 ~		$1,900	1,909
Enel Finance International NV
1.875% due 07/12/2028		500	420
2.650% due 09/10/2024		1,300	1,260
ING Groep NV
3.285% (US0003M + 1.000%) due 10/02/2023 ~		800	802
4.100% due 10/02/2023		800	803
4.250% due 05/16/2031 •(h)(i)		400	274

			5,468

		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		315,150	322

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Total Netherlands (Cost $6,034)			5,790

		PRINCIPAL AMOUNT (000s)
NORWAY 0.2%
SOVEREIGN ISSUES 0.2%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	2,200	1,372

Total Norway (Cost $1,600)			1,372

PERU 1.1%
SOVEREIGN ISSUES 1.1%
Peru Government International Bond
5.350% due 08/12/2040	PEN	1,600	313
5.940% due 02/12/2029		20,700	4,943
6.350% due 08/12/2028		18,200	4,484

Total Peru (Cost $12,196)			9,740

QATAR 0.3%
CORPORATE BONDS & NOTES 0.1%
Qatar Energy
2.250% due 07/12/2031		$300	257
3.125% due 07/12/2041		500	393
3.300% due 07/12/2051		600	465

			1,115

SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
4.400% due 04/16/2050		800	766
4.817% due 03/14/2049		600	605
5.103% due 04/23/2048		300	315

			1,686

Total Qatar (Cost $3,222)			2,801

ROMANIA 0.3%
SOVEREIGN ISSUES 0.3%
Romania Government International Bond
1.750% due 07/13/2030	EUR	800	599
2.000% due 04/14/2033		800	546
2.125% due 03/07/2028		600	519
2.750% due 04/14/2041		400	246
2.875% due 04/13/2042		1,000	615

Total Romania (Cost $4,103)			2,525

SAUDI ARABIA 0.1%
SOVEREIGN ISSUES 0.1%
Saudi Government International Bond
4.375% due 04/16/2029		$400	407
4.625% due 10/04/2047		400	371

Total Saudi Arabia (Cost $870)			778

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	700	536
2.050% due 09/23/2036		600	372

Total Serbia (Cost $1,495)			908

SINGAPORE 1.4%
CORPORATE BONDS & NOTES 0.0%
BOC Aviation Ltd. 2.750% due 09/18/2022		$400	400

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

SOVEREIGN ISSUES 1.4%
Singapore Government International Bond
1.625% due 07/01/2031	SGD	9,600	6,189
2.875% due 09/01/2030		7,700	5,516

			11,705

Total Singapore (Cost $13,211)			12,105

SPAIN 0.8%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(h)(i)	EUR	2,200	2,220
Banco Santander SA 1.849% due 03/25/2026		$200	180

			2,400

SOVEREIGN ISSUES 0.5%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	300	340
Spain Government International Bond 3.450% due 07/30/2066		3,600	3,929

			4,269

Total Spain (Cost $9,411)			6,669

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	1,800	1,152

Total Supranational (Cost $1,336)			1,152

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG 6.500% due 08/08/2023 (i)		$4,200	4,211
Credit Suisse Group AG
3.800% due 06/09/2023		1,000	991
6.375% due 08/21/2026 •(h)(i)		1,300	1,077
7.500% due 12/11/2023 •(h)(i)		400	382
UBS AG 7.625% due 08/17/2022 (i)		3,300	3,310
UBS Group AG
4.488% due 05/12/2026 •		500	499
4.751% due 05/12/2028 •		400	396

Total Switzerland (Cost $11,341)			10,866

THAILAND 0.6%
SOVEREIGN ISSUES 0.6%
Thailand Government International Bond
1.585% due 12/17/2035	THB	181,300	4,156
2.000% due 06/17/2042		19,200	410
3.300% due 06/17/2038		16,100	438

Total Thailand (Cost $4,832)			5,004

UNITED ARAB EMIRATES 0.1%
SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		$500	445

Total United Arab Emirates (Cost $481)			445

UNITED KINGDOM 7.6%
CORPORATE BONDS & NOTES 4.3%
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$6,800	6,868
Barclays PLC
4.338% due 05/16/2024 •		1,500	1,500
4.375% due 01/12/2026		300	297
6.375% due 12/15/2025 •(h)(i)	GBP	600	674

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

7.250% due 03/15/2023 •(h)(i)		600	720
GSK Consumer Healthcare Capital UK PLC 3.125% due 03/24/2025		$800	780
HSBC Holdings PLC
3.101% (US0003M + 1.380%) due 09/12/2026 ~		2,200	2,185
3.973% due 05/22/2030 •		1,900	1,747
4.041% due 03/13/2028 •		900	855
4.292% due 09/12/2026 •		2,200	2,153
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	1,200	1,407
Lloyds Banking Group PLC 3.574% due 11/07/2028 •		$200	187
Nationwide Building Society
1.700% due 02/13/2023		2,500	2,479
3.766% due 03/08/2024 •		800	798
Natwest Group PLC
0.000% due 09/12/2023		500	499
4.600% due 06/28/2031 •(h)(i)		1,200	887
5.076% due 01/27/2030 •		1,700	1,666
Santander U.K. Group Holdings PLC
4.750% due 09/15/2025		1,300	1,285
4.796% due 11/15/2024 •		2,100	2,101
6.750% due 06/24/2024 •(h)(i)	GBP	1,400	1,645
Standard Chartered PLC
1.822% due 11/23/2025 •		$1,800	1,668
2.608% due 01/12/2028 •		900	805
2.678% due 06/29/2032 •		2,100	1,688
Tesco Property Finance PLC 5.411% due 07/13/2044	GBP	553	683
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		700	774

			36,351

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
Eurohome UK Mortgages PLC 1.739% (BP0003M + 0.150%) due 06/15/2044 ~		785	932
Eurosail PLC 2.540% (BP0003M + 0.950%) due 06/13/2045 ~		594	717
Hawksmoor Mortgages 1.703% due 05/25/2053 •		2,469	3,000
Newgate Funding PLC
2.589% due 12/15/2050 •		358	418
2.839% (BP0003M + 1.250%) due 12/15/2050 ~		179	200
Resloc UK PLC 1.749% due 12/15/2043 •		1,037	1,163
Ripon Mortgages PLC 1.351% due 08/28/2056 •		6,644	8,009
Stratton Mortgage Funding PLC 1.361% (SONIO/N + 0.900%) due 07/20/2060 ~		3,824	4,619
Towd Point Mortgage Funding 1.361% due 07/20/2045 •		3,296	4,007
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~		1,422	1,726

			24,791

		SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~		2,750	490

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.3%
United Kingdom Gilt 0.500% due 07/22/2022		1,900	2,312

Total United Kingdom (Cost $68,679)			63,944

UNITED STATES 48.0%
ASSET-BACKED SECURITIES 8.2%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		$284	280
ACE Securities Corp. Home Equity Loan Trust 2.524% due 08/25/2035 •		1,600	1,563
Amortizing Residential Collateral Trust 2.324% (US0001M + 0.700%) due 10/25/2031 ~		2	2

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

AMRESCO Residential Securities Corp. Mortgage Loan Trust 2.564% due 06/25/2029 •	8	7
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.384% due 02/25/2036 •	928	756
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	171	172
Citigroup Mortgage Loan Trust
1.784% due 12/25/2036 •	430	248
1.804% due 01/25/2037 •	1,862	1,440
2.144% due 03/25/2036 •	939	880
Citigroup Mortgage Loan Trust, Inc. 2.614% due 07/25/2035 •	2,400	2,318
Countrywide Asset-Backed Certificates 2.124% due 02/25/2036 •	469	460
Countrywide Asset-Backed Certificates Trust
1.764% due 06/25/2037 •	486	448
1.764% due 06/25/2047 ^•	509	465
1.824% (US0001M + 0.200%) due 06/25/2037 ^~	1,499	1,513
1.884% due 12/25/2036 ^•	635	577
Countrywide Asset-Backed Certificates Trust, Inc. 2.364% (US0001M + 0.740%) due 08/25/2047 ~	305	293
Credit Suisse First Boston Mortgage Securities Corp. 2.244% due 01/25/2032 •	2	2
First Franklin Mortgage Loan Trust
1.739% due 07/25/2036 •	1,040	970
2.569% (US0001M + 0.945%) due 03/25/2035 ~	997	978
Fortress Credit Investments Ltd. 2.753% due 02/23/2039 •	2,200	2,172
GSAMP Trust
2.104% due 09/25/2036 •	3,453	1,392
2.124% due 05/25/2046 •	2,147	2,023
2.144% due 02/25/2046 •	59	55
2.494% due 11/25/2034 •	312	305
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ	113	106
LCCM Trust 2.774% due 11/15/2038 •	2,300	2,237
MASTR Asset-Backed Securities Trust
2.104% due 06/25/2036 •	3,243	1,438
2.374% due 10/25/2035 ^•	838	797
MASTR Specialized Loan Trust 1.994% (US0001M + 0.370%) due 01/25/2037 ~	963	471
Merrill Lynch Mortgage Investors Trust
2.284% (US0001M + 0.660%) due 07/25/2036 ~	4,053	3,728
2.344% (US0001M + 0.720%) due 05/25/2036 ~	17	17
Morgan Stanley ABS Capital, Inc. Trust
1.754% due 01/25/2037 •	1,799	956
1.764% (US0001M + 0.140%) due 05/25/2037 ~	1,506	1,156
1.874% due 07/25/2036 •	165	140
2.104% due 06/25/2036 •	1,415	821
2.554% due 02/25/2035 •	2,866	2,753
2.584% due 09/25/2034 •	1,380	1,334
Morgan Stanley Home Equity Loan Trust 1.854% due 04/25/2037 •	1,323	772
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 ^þ	1,715	519
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.059% due 03/25/2036 •	1,042	1,022
NovaStar Mortgage Funding Trust
1.754% due 03/25/2037 •	1,121	795
2.164% due 05/25/2036 •	2,800	2,628
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	546	212
5.731% due 11/25/2036 þ	1,935	827
Residential Asset Securities Corp. Trust 1.874% (US0001M + 0.250%) due 11/25/2036 ^~	4,885	4,524
Saxon Asset Securities Trust 1.934% due 09/25/2037 •	1,168	1,122
SMB Private Education Loan Trust
1.290% due 07/15/2053	997	905
1.830% due 02/16/2055 •	1,900	1,893
2.424% due 07/15/2053 •	277	272
Soundview Home Loan Trust
2.124% due 11/25/2036 •	2,011	1,897
2.184% due 05/25/2036 •	634	620
2.574% due 10/25/2037 •	1,395	1,120
Specialty Underwriting & Residential Finance Trust 1.924% due 06/25/2037 •	348	216
Structured Asset Investment Loan Trust
1.796% (US0001M + 0.173%) due 07/25/2036 ~	1,024	684
2.304% due 01/25/2033 •	730	710
2.524% due 09/25/2034 •	55	54
Structured Asset Securities Corp. 2.749% due 02/25/2035 •	3,410	3,304
Terwin Mortgage Trust 2.564% due 11/25/2033 •	28	27

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		1,329	1,237
2.710% due 01/25/2060 ~		1,139	1,097
2.900% due 10/25/2059 ~		5,330	5,176
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		2,400	2,349

			69,255

CORPORATE BONDS & NOTES 6.1%
AbbVie, Inc.
1.500% due 11/15/2023	EUR	100	104
3.750% due 11/14/2023		$2,200	2,207
Bank of America Corp. 4.376% due 04/27/2028 •		1,400	1,379
Bayer U.S. Finance LLC
2.839% (US0003M + 1.010%) due 12/15/2023 ~		800	796
4.250% due 12/15/2025		400	395
4.375% due 12/15/2028		400	390
Boeing Co. 1.433% due 02/04/2024		1,200	1,147
BP Capital Markets America, Inc. 3.790% due 02/06/2024		1,300	1,306
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		2,600	2,603
British Airways Pass-Through Trust 3.350% due 12/15/2030		2,116	1,848
Broadcom, Inc.
2.450% due 02/15/2031		600	483
2.600% due 02/15/2033		200	154
4.300% due 11/15/2032		300	273
Campbell Soup Co. 3.650% due 03/15/2023		172	172
Charles Schwab Corp. 0.750% due 03/18/2024		200	192
Charter Communications Operating LLC
3.750% due 02/15/2028		1,900	1,756
5.125% due 07/01/2049		400	332
6.384% due 10/23/2035		500	504
Citigroup, Inc. 3.290% due 03/17/2026 •(j)		1,300	1,258
Corebridge Financial, Inc. 3.650% due 04/05/2027		600	565
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	176
DR Horton, Inc. 4.375% due 09/15/2022		400	400
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	600	625
Ford Motor Credit Co. LLC
0.092% due 12/07/2022 •		200	208
2.300% due 02/10/2025		$1,100	990
2.748% due 06/14/2024	GBP	500	563
3.021% due 03/06/2024	EUR	300	302
3.350% due 11/01/2022		$500	497
3.375% due 11/13/2025		1,000	904
3.815% due 11/02/2027		400	341
4.535% due 03/06/2025	GBP	600	685
4.687% due 06/09/2025		$600	568
5.125% due 06/16/2025		600	574
GA Global Funding Trust 2.250% due 01/06/2027		600	537
GLP Capital LP 5.300% due 01/15/2029		700	670
Goldman Sachs Group, Inc.
1.675% (SOFRRATE + 0.700%) due 01/24/2025 ~		3,200	3,128
3.000% due 03/15/2024		2,200	2,173
Hyatt Hotels Corp. 1.300% due 10/01/2023		400	388
JPMorgan Chase & Co. 4.080% due 04/26/2026 •		2,500	2,472
Kilroy Realty LP 3.450% due 12/15/2024		700	683
Komatsu Finance America, Inc. 2.437% due 09/11/2022		900	899
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	1,500	1,755
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		$2,800	2,798
Nissan Motor Acceptance Co. LLC 2.650% due 07/13/2022		300	300
ONEOK, Inc. 4.550% due 07/15/2028		200	194
Organon & Co. 5.125% due 04/30/2031		500	433

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Pacific Gas & Electric Co.
2.100% due 08/01/2027	100	84
3.500% due 06/15/2025	300	284
4.000% due 12/01/2046	100	70
4.250% due 03/15/2046	100	73
4.300% due 03/15/2045	100	73
4.550% due 07/01/2030	500	445
Principal Life Global Funding 1.375% due 01/10/2025	500	467
Reliance Standard Life Global Funding 2.625% due 07/22/2022	2,500	2,500
San Diego Gas & Electric Co. 3.600% due 09/01/2023	300	302
Southern California Edison Co.
0.700% due 04/03/2023	600	587
2.153% (SOFRINDX + 0.640%) due 04/03/2023 ~	100	100
2.343% (SOFRINDX + 0.830%) due 04/01/2024 ~	400	396
Southern Co. 2.950% due 07/01/2023	1,500	1,487
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023	100	99
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	1,200	1,127
Sprint Spectrum Co. LLC 4.738% due 03/20/2025	275	275
Wells Fargo & Co. 2.469% (US0003M + 1.230%) due 10/31/2023 ~	2,000	2,001

		51,497

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc. 3.916% (LIBOR03M + 2.250%) due 03/15/2027 ~	677	624
Charter Communications Operating LLC 3.420% (LIBOR03M + 1.750%) due 02/01/2027 ~	1,223	1,170
Hilton Worldwide Finance LLC 3.374% (LIBOR03M + 1.750%) due 06/22/2026 ~	571	549

		2,343

MUNICIPAL BONDS & NOTES 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.334% due 02/15/2028	800	903
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.958% due 06/01/2025	900	850
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	384	461

		2,214

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
American Home Mortgage Assets Trust 1.814% due 05/25/2046 ^•	99	83
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ	1,026	843
Banc of America Mortgage Trust 3.356% due 06/25/2035 ~	32	28
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	2,030	1,821
BCAP LLC Trust 1.064% due 01/26/2047 •	11	11
Bear Stearns Adjustable Rate Mortgage Trust
2.535% due 10/25/2033 ~	2	2
2.744% due 11/25/2034 ~	1	1
2.846% due 05/25/2034 ~	5	5
2.995% due 05/25/2034 ~	4	4
3.160% due 08/25/2033 ~	2	2
3.278% due 05/25/2047 ^~	67	63
3.349% due 09/25/2034 ~	28	27
Bear Stearns ALT-A Trust
1.944% (US0001M + 0.320%) due 02/25/2034 ~	20	19
2.752% due 05/25/2035 ~	5	4
2.890% due 11/25/2035 ^~	184	153
3.497% due 08/25/2036 ^~	91	53
Bear Stearns Structured Products, Inc. Trust 3.490% due 01/26/2036 ^~	39	32
Chase Mortgage Finance Trust 3.718% due 07/25/2037 ~	41	36
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.774% due 01/25/2036 •	675	611
Citigroup Mortgage Loan Trust
1.146% (US0001M + 0.140%) due 08/25/2036 ~	5,467	2,318
2.500% due 05/25/2051 ~	2,574	2,211
3.396% due 09/25/2037 ^~	71	64

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Citigroup Mortgage Loan Trust, Inc. 4.255% due 08/25/2035 ^~	535	505
Commercial Mortgage Trust 1.389% due 01/10/2046 ~(a)	1,659	3
Countrywide Alternative Loan Trust
1.726% (12MTA + 1.250%) due 11/25/2047 ^~	393	340
1.822% due 07/20/2046 ^•	95	73
1.974% due 05/25/2037 ^•	79	31
2.044% due 07/25/2046 ^•	876	759
2.184% due 02/25/2037 •	133	109
2.284% due 09/25/2035 •	413	315
2.334% due 11/25/2035 •	19	17
2.810% due 11/25/2035 ^~	89	81
3.051% due 11/25/2035 •	6	6
3.163% due 02/25/2037 ^~	21	20
5.250% due 06/25/2035 ^	8	7
6.250% due 12/25/2036	2,336	1,240
6.250% due 08/25/2037 ^	19	12
6.500% due 06/25/2036 ^	40	23
Countrywide Home Loan Mortgage Pass-Through Trust
2.024% due 04/25/2046 •	175	154
2.164% due 04/25/2046 •	3,265	1,042
2.384% due 09/25/2034 •	10	9
6.000% due 07/25/2036	776	480
Countrywide Home Loan Reperforming REMIC Trust 1.964% (US0001M + 0.340%) due 06/25/2035 ~	45	45
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~	137	46
Credit Suisse Mortgage Capital Trust 2.500% due 07/25/2056 ~	355	304
DBUBS Mortgage Trust 0.914% due 11/10/2046 ~(a)	75	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.764% due 07/25/2047 •	290	262
Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~	2,087	2,038
GreenPoint Mortgage Funding Trust 2.164% (US0001M + 0.540%) due 11/25/2045 ~	5	5
GS Mortgage Securities Corp. 1.606% due 02/10/2046 ~(a)	1,969	9
GS Mortgage Securities Trust 2.039% due 11/10/2045 ~(a)	1,259	0
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	457	393
2.500% due 01/25/2052 ~	2,025	1,740
2.500% due 02/25/2052 ~	910	782
2.500% due 08/25/2052 ~	2,159	1,849
3.000% due 08/26/2052 ~	2,641	2,351
3.000% due 09/25/2052 ~	4,251	3,803
GSC Capital Corp. Mortgage Trust 1.984% due 05/25/2036 ^•	1,082	1,028
GSMPS Mortgage Loan Trust 1.974% due 01/25/2036 •	1,751	1,475
GSR Mortgage Loan Trust
2.568% due 01/25/2035 ~	6	6
2.880% (H15T1Y + 1.750%) due 03/25/2033 ~	1	1
3.037% due 06/25/2034 ~	6	6
HarborView Mortgage Loan Trust
1.326% due 12/19/2036 ^•	48	44
2.292% due 06/20/2035 •	13	12
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	157	157
Impac CMB Trust
2.344% due 10/25/2034 •	187	176
2.624% (US0001M + 1.000%) due 07/25/2033 ~	1	1
IndyMac INDX Mortgage Loan Trust 2.926% due 09/25/2035 ^~	37	33
JP Morgan Mortgage Trust
2.203% due 11/25/2033 ~	2	2
2.500% due 06/25/2051 ~	1,497	1,286
2.832% due 10/25/2035 ~	6	6
3.000% due 12/25/2051 ~	2,003	1,774
3.000% due 01/25/2052 ~	3,998	3,645
3.000% due 03/25/2052 ~	3,830	3,511
3.000% due 04/25/2052 ~	3,938	3,523
3.000% due 05/25/2052 ~	5,949	5,278
6.000% due 06/25/2037	1,469	846
JP Morgan Resecuritization Trust 5.035% due 07/27/2037 ~	39	39
Lehman XS Trust 2.034% due 08/25/2046 •	1,284	1,207
Luminent Mortgage Trust 2.004% due 05/25/2046 •	1,187	1,019

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

LUXE Commercial Mortgage Trust 2.374% due 10/15/2038 •	2,200	2,122
Manhattan West Mortgage Trust 2.130% due 09/10/2039	2,000	1,762
MASTR Alternative Loan Trust
2.024% due 03/25/2036 ^•	44	4
6.000% due 02/25/2036	551	319
Merrill Lynch Mortgage Investors Trust
2.079% due 02/25/2036 ~	6	6
2.253% due 02/25/2036 ~	51	50
2.277% due 02/25/2033 ~	3	3
2.968% due 05/25/2033 ~	6	6
Morgan Stanley Mortgage Loan Trust 5.701% due 02/25/2047 þ	164	74
Natixis Commercial Mortgage Securities Trust 3.102% due 03/15/2035 •	2,400	2,352
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,808	1,752
2.750% due 11/25/2059 ~	1,363	1,308
NYO Commercial Mortgage Trust 2.420% due 11/15/2038 •	2,300	2,204
OBX Trust
2.274% due 06/25/2057 •	375	368
2.500% due 10/25/2051 ~	2,028	1,735
3.000% due 01/25/2052 ~	576	513
PMT Loan Trust 2.500% due 07/25/2051 ~	2,005	1,723
Residential Accredit Loans, Inc. Trust
1.259% due 10/25/2037 ~	327	302
1.976% due 08/25/2035 •	128	109
1.984% due 06/25/2046 •	273	69
6.250% due 02/25/2037	1,431	1,202
Residential Asset Securitization Trust
2.024% due 01/25/2046 ^•	47	16
5.750% due 02/25/2036	808	680
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	1	1
Sequoia Mortgage Trust
1.995% due 07/20/2036 •	96	85
2.295% (US0001M + 0.700%) due 07/20/2033 ~	24	23
Structured Adjustable Rate Mortgage Loan Trust
2.513% due 04/25/2034 ~	4	4
2.543% due 02/25/2034 ~	3	3
2.853% due 09/25/2035 ~	58	54
2.961% due 08/25/2035 ~	69	63
Structured Asset Mortgage Investments Trust
1.744% due 08/25/2036 •	1,031	954
1.844% due 09/25/2047 •	141	121
2.044% due 05/25/2036 •	28	23
2.064% due 05/25/2036 •	85	73
2.175% due 07/19/2034 •	4	4
Structured Asset Securities Corp. 1.904% due 01/25/2036 •	1,196	1,153
Structured Asset Securities Corp. Mortgage Loan Trust 1.914% due 10/25/2036 •	637	560
TBW Mortgage-Backed Trust 6.130% due 01/25/2037 ^þ	163	61
Thornburg Mortgage Securities Trust
2.874% due 06/25/2037 ^•	55	49
4.733% due 06/25/2037 •	108	95
4.783% (US0012M + 1.250%) due 06/25/2047 ^~	14	14
4.783% due 06/25/2047 ^•	32	26
UWM Mortgage Trust 2.500% due 11/25/2051 ~	2,751	2,368
WaMu Mortgage Pass-Through Certificates Trust
1.473% due 02/27/2034 •	7	7
2.204% due 07/25/2045 •	340	319
2.244% (US0001M + 0.620%) due 01/25/2045 ~	8	8
2.344% due 10/25/2045 •	533	506
2.713% due 12/25/2036 ^~	321	297
2.716% due 12/25/2035 ~	129	126
2.831% due 09/25/2036 ~	139	121
3.220% due 06/25/2033 ~	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
1.416% (12MTA + 0.940%) due 07/25/2046 ^~	33	21
6.500% due 03/25/2036	1,526	1,145
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	51	48
6.000% due 06/25/2037 ^	95	88

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Wells Fargo-RBS Commercial Mortgage Trust 1.250% due 03/15/2045 ~(a)	3,578	9

		79,430

	SHARES
PREFERRED SECURITIES 0.2%
AT&T, Inc. 2.875% due 03/02/2025 •(h)	500,000	459
Bank of America Corp. 5.875% due 03/15/2028 •(h)	1,660,000	1,460

		1,919

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 20.4%
Fannie Mae
1.628% due 12/01/2034 •	10	10
2.024% due 06/25/2036 •	18	18
2.430% due 11/01/2034 •	18	18
3.000% due 03/01/2060	863	811
3.500% due 01/01/2059	2,136	2,076
6.000% due 04/25/2043 - 07/25/2044	63	65
6.500% due 11/25/2042	72	79
Freddie Mac
1.039% due 11/25/2022 ~(a)	2,664	5
1.150% due 01/15/2038 •	280	279
1.295% due 01/15/2038 ~(a)	280	16
1.676% due 10/25/2044 •	45	46
1.924% (US0001M + 0.600%) due 12/15/2037 ~	7	7
Ginnie Mae
1.625% (H15T1Y + 1.500%) due 09/20/2023 - 09/20/2026 ~	2	2
1.653% due 07/20/2066 - 11/20/2066 •	3,024	3,021
1.750% due 11/20/2026 - 12/20/2026 •	3	2
1.875% due 05/20/2028 - 06/20/2030 •	4	5
2.000% due 04/20/2030 - 05/20/2030 •	6	6
2.625% due 01/20/2030 •	3	3
3.000% due 07/20/2046 - 05/20/2047	29	29
6.000% due 08/20/2034	209	221
U.S. Small Business Administration 5.600% due 09/01/2028	64	65
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	4,954	4,321
2.500% due 02/01/2051	671	605
3.000% due 10/01/2049 - 06/01/2051	3,023	2,824
3.500% due 10/01/2034 - 07/01/2050	2,409	2,354
4.000% due 06/01/2048 - 06/01/2050	1,082	1,077
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2052	17,500	16,286
3.500% due 07/01/2037 - 08/01/2052	106,100	102,049
4.000% due 07/01/2052	24,800	24,462
4.500% due 08/01/2052	12,600	12,624

		173,386

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Bonds
1.375% due 11/15/2040 (n)(p)	1,400	1,009
1.875% due 02/15/2041 (l)(p)	10,400	8,161
2.000% due 08/15/2051 (p)	200	155
2.875% due 05/15/2052 (l)	1,300	1,228
U.S. Treasury Inflation Protected Securities (g)
0.375% due 07/15/2027 (n)	4,372	4,359
0.500% due 01/15/2028 (n)	4,805	4,774
2.500% due 01/15/2029 (n)	3,231	3,594
3.875% due 04/15/2029 (n)(p)	2,637	3,186

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

			26,466

Total United States (Cost $424,585)			406,510

SHORT-TERM INSTRUMENTS 27.6%
REPURCHASE AGREEMENTS (k) 0.2%			1,967

SHORT-TERM NOTES 0.7%
European Union Bill 0.000% due 09/09/2022 (e)	EUR	5,500	5,767

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (e)(f)	ARS	72,800	244

GERMANY TREASURY BILLS 1.0%
(0.259)% due 10/19/2022 (e)(f)	EUR	8,100	8,496

ISRAEL TREASURY BILLS 1.7%
0.369% due 08/03/2022 - 05/03/2023 (d)(e)	ILS	50,900	14,492

JAPAN TREASURY BILLS 23.2%
(0.112)% due 07/04/2022 - 09/20/2022 (d)(e)	JPY	26,722,000	196,980

U.S. TREASURY BILLS 0.8%
0.769% due 07/05/2022 - 07/21/2022 (d)(e)(p)		$7,054	7,051

Total Short-Term Instruments (Cost $249,401)			234,997

Total Investments in Securities (Cost $1,056,346)			975,797

		SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short Asset Portfolio		55,879	547
PIMCO Short-Term Floating NAV Portfolio III		1,670,877	16,214

Total Short-Term Instruments (Cost $16,771)			16,761

Total Investments in Affiliates (Cost $16,771)			16,761

Total Investments 116.9% (Cost $1,073,117)			$992,558
Financial Derivative Instruments (m)(o) 2.0%(Cost or Premiums, net $(24,482))			16,724
Other Assets and Liabilities, net (18.9)%			(160,209)

Net Assets 100.0%			$849,073

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.290%	03/17/2026	03/10/2022	$1,300	$1,258	0.15%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	400	356	0.04
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	1,002	753	0.09

$2,702	$2,367	0.28%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.160%	01/17/2022	TBD(2)	GBP	223	United Kingdom Gilt 1.750% due 01/22/2049	$(205)	$271	$271
FICC	0.400	06/30/2022	07/01/2022	$1,696	U.S. Treasury Notes 3.000% due 06/30/2024	(1,730)	1,696	1,696

Total Repurchase Agreements	$(1,935)	$1,967	$1,967

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

DEU	1.500%	06/21/2022	07/05/2022	$(1,607)	$(1,607)
JPS	1.500	06/21/2022	07/05/2022	(1,098)	(1,099)

Total Reverse Repurchase Agreements	$(2,706)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

United Kingdom (5.9)%
Sovereign Issues (5.9)%
United Kingdom Gilt	1.750%	01/22/2049	GBP	200	$(290)	$(206)

United States (25.5)%
U.S. Government Agencies (25.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2037	$12,100	(11,331)	(11,297)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2052	114,800	(98,609)	(99,553)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Uniform Mortgage-Backed Security, TBA	2.500	08/01/2052	62,300	(55,995)	(55,981)

Total United States	(165,935)	(66,831)

Total Short Sales (31.4)%	$(166,225)	$(167,037)

(l)	Securities with an aggregate market value of $2,782 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(314) at a weighted average interest rate of 1.500%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for short sales includes $(2) of accrued interest.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	15	$38	$(14)	$(19)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	15	38	(12)	(12)

Total Written Options	$(26)	$(31)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	71	$17,186	$(98)	$38	$0
Australia Government 10-Year Bond September Futures	09/2022	71	5,827	(22)	38	0
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond September 2022 Futures(1)	08/2022	473	5	0	0	0
Canada Government 10-Year Bond September Futures	09/2022	9	867	(27)	5	0
U.S. Treasury 5-Year Note September Futures	09/2022	504	56,574	349	354	0
U.S. Treasury 10-Year Note September Futures	09/2022	41	4,860	(20)	42	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	4	617	(14)	9	0

$168	$486	$0

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2022	51	$(3,783)	$(3)	$0	$(17)
Euro-Bobl September Futures	09/2022	215	(27,981)	442	0	(448)
Euro-BTP Italy Government Bond September Futures	09/2022	167	(21,547)	(1,078)	0	(513)
Euro-Bund 10-Year Bond September Futures	09/2022	236	(36,796)	802	0	(993)
Euro-Buxl 30-Year Bond September Futures	09/2022	13	(2,228)	96	0	(96)
Euro-OAT France Government 10-Year Bond September Futures	09/2022	713	(103,508)	3,044	0	(1,965)
Japan Government 10-Year Bond September Futures	09/2022	37	(40,526)	(25)	6	(35)
U.S. Treasury 2-Year Note September Futures	09/2022	483	(101,438)	31	0	(272)
U.S. Treasury 10-Year Ultra September Futures	09/2022	293	(37,321)	(315)	0	(389)
U.S. Treasury 30-Year Bond September Futures	09/2022	8	(1,109)	6	0	(14)
United Kingdom Long Gilt September Futures	09/2022	334	(46,342)	1,662	0	(744)

$4,662	$6	$(5,486)

Total Futures Contracts	$4,830	$492	$(5,486)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.697%	EUR	1,000	$(5)	$(35)	$(40)	$0	$(8)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	3.389	$100	6	(2)	4	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	3.556	600	24	0	24	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	3.772	200	8	0	8	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	3.931	300	13	(2)	11	0	(1)
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	9.623	EUR	700	47	(147)	(100)	0	(13)
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.084	1,000	3	(25)	(22)	0	(2)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.657	100	3	(1)	2	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	1.026	1,000	(33)	32	(1)	0	(2)

$66	$(180)	$(114)	$0	$(26)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(4)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$5,841	$(556)	$602	$46	$9	$0
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	12,600	(78)	281	203	6	0
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	14,500	(103)	426	323	2	0
CDX.IG-38 10-Year Index	(1.000)	Quarterly	06/20/2032	30,900	421	382	803	7	0
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	EUR	2,000	(35)	88	53	8	0
iTraxx Europe Main 33 10-Year Index	(1.000)	Quarterly	06/20/2030	5,200	(43)	188	145	20	0

$(394)	$1,967	$1,573	$52	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$4,900	$58	$(45)	$13	$0	$(1)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	121,200	1,465	(1,466)	(1)	0	(24)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	EUR	3,700	189	(304)	(115)	0	(35)
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	2,200	5	(15)	(10)	0	(5)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	3,300	14	(44)	(30)	0	(9)

$1,731	$(1,874)	$(143)	$0	$(74)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	$32,200	$0	$12	$12	$0	$(5)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	7,300	0	(2)	(2)	0	(7)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	53,800	13	11	24	0	(27)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	22,600	0	8	8	0	(4)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	17,200	0	9	9	0	(2)

$13	$38	$51	$0	$(45)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	30,200	$(39)	$(540)	$(579)	$12	$0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	1.250	Annual	10/28/2023		33,300	(44)	(614)	(658)	89	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2024		22,600	(930)	(297)	(1,227)	126	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2027		2,500	(205)	(86)	(291)	29	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		18,100	(2,459)	(727)	(3,186)	329	0
Receive(8)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		3,300	724	546	1,270	0	(98)
Pay(8)	1-Day INR-MIBOR Compounded-OIS	5.750	Annual	03/15/2024	INR	5,748,700	(679)	(296)	(975)	82	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027		1,241,260	551	89	640	0	(62)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		118,900	75	5	80	0	(13)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024	JPY	2,560,000	6	16	22	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		1,090,000	(28)	(132)	(160)	11	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		3,710,000	(395)	774	379	0	(43)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		860,000	(203)	(45)	(248)	11	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,830,000	33	941	974	0	(37)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		90,000	74	27	101	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		360,000	104	68	172	0	(11)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/16/2024	SGD	49,190	484	241	725	0	(24)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027		2,900	(5)	9	4	5	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	06/15/2027		13,200	9	122	131	24	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		1,370	(91)	(29)	(120)	4	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		900	(7)	86	79	0	(3)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.250	Semi-Annual	06/15/2032		710	(6)	(17)	(23)	2	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	06/15/2032		1,600	(3)	(25)	(28)	5	0
Receive(8)	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		$315,200	855	5,210	6,065	0	(408)
Receive(8)	1-Day USD-SOFR Compounded-OIS	1.430	Annual	03/31/2024		200	2	3	5	0	0
Receive(8)	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		17,600	0	272	272	0	(36)
Receive(8)	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		19,000	0	264	264	0	(39)
Receive(8)	1-Day USD-SOFR Compounded-OIS	1.850	Annual	04/21/2024		66,000	732	77	809	0	(94)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		35,600	(540)	(1,169)	(1,709)	81	0
Pay	1-Day USD-SOFR Compounded-OIS	2.400	Annual	06/21/2024		16,800	(29)	(159)	(188)	41	0
Pay(8)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		22,300	0	(61)	(61)	50	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Pay(8)	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		26,200	0	(70)	(70)	59	0
Pay(8)	1-Day USD-SOFR Compounded-OIS	3.004	Annual	06/30/2024		11,600	0	(24)	(24)	26	0
Pay(8)	1-Day USD-SOFR Compounded-OIS	3.026	Annual	06/30/2024		14,600	0	(25)	(25)	33	0
Pay(8)	1-Day USD-SOFR Compounded-OIS	3.486	Annual	06/30/2024		9,600	0	58	58	22	0
Pay(8)	1-Day USD-SOFR Compounded-OIS	3.527	Annual	06/30/2024		8,900	0	59	59	20	0
Pay(8)	1-Day USD-SOFR Compounded-OIS	3.531	Annual	06/30/2024		9,500	0	64	64	21	0
Receive(8)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		53,600	43	(307)	(264)	0	(278)
Receive(8)	1-Day USD-SOFR Compounded-OIS	3.059	Annual	11/30/2026		9,400	0	(81)	(81)	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		78,400	3,390	3,104	6,494	0	(442)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		16,100	(597)	(171)	(768)	90	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027		5,600	(23)	(83)	(106)	32	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		2,800	(7)	(175)	(182)	18	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		4,400	(12)	(210)	(222)	29	0
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		5,300	(15)	(237)	(252)	35	0
Pay	1-Day USD-SOFR Compounded-OIS	2.175	Annual	04/21/2029		4,100	(11)	(129)	(140)	28	0
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		5,900	0	(601)	(601)	44	0
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		30,900	(52)	(2,720)	(2,772)	237	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		7,000	(35)	(527)	(562)	56	0
Pay(8)	1-Day USD-SOFR Compounded-OIS	2.886	Annual	05/15/2032		35,800	(153)	378	225	302	0
Pay(8)	1-Day USD-SOFR Compounded-OIS	3.005	Annual	05/15/2032		4,100	0	67	67	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		13,000	810	948	1,758	0	(102)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		17,700	(672)	(1,702)	(2,374)	139	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		41,100	(3,079)	(639)	(3,718)	335	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		2,500	(232)	(354)	(586)	22	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		3,900	(109)	(799)	(908)	33	0
Receive	1-Day USD-SOFR Compounded-OIS	2.675	Annual	06/22/2052		1,000	0	(6)	(6)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	2.704	Annual	06/22/2052		100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.792	Annual	06/23/2052		100	0	(3)	(3)	0	(1)
Pay(8)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	227,700	13	(2,823)	(2,810)	153	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		5,700	0	(258)	(258)	6	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		5,400	(43)	(195)	(238)	7	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		1,200	0	(110)	(110)	4	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		6,800	(392)	(581)	(973)	26	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		1,600	0	(226)	(226)	10	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	13,800	(50)	(862)	(912)	200	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		3,800	(8)	(124)	(132)	61	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		3,400	0	(121)	(121)	54	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		3,100	0	(108)	(108)	50	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.295	Annual	02/17/2027		1,800	0	(63)	(63)	29	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		2,300	0	(90)	(90)	38	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.368	Annual	06/15/2027		12,900	(28)	(482)	(510)	219	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	06/15/2027	CNY	77,300	1	49	50	0	(12)
Receive(8)	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/21/2027		77,200	52	28	80	0	(12)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032	KRW	100	0	0	0	0	0
Pay(8)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	145,700	(47)	(1,054)	(1,101)	78	0
Pay(8)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		64,100	(112)	5	(107)	46	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		10,200	(18)	(63)	(81)	35	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$8,400	88	(166)	(78)	1	0
Pay	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		4,900	3	(104)	(101)	3	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		20,450	0	379	379	0	(19)
Receive(8)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		86,900	944	1,039	1,983	0	(114)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		200	(1)	(7)	(8)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		29,800	617	58	675	0	(42)
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		16,900	0	618	618	0	(43)
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		20,050	0	757	757	0	(51)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/15/2024		200	(2)	(10)	(12)	1	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		4,300	423	(494)	(71)	12	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		9,400	(115)	825	710	0	(51)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		27,300	(287)	(3,414)	(3,701)	155	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		21,900	278	(2,271)	(1,993)	141	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		1,400	(3)	(118)	(121)	9	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		4,100	(9)	(317)	(326)	27	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		900	(2)	(70)	(72)	6	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	8,900	(26)	(518)	(544)	16	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		13,400	161	(1,862)	(1,701)	36	0
Pay(8)	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	6,846	(28)	(32)	(60)	17	0
Pay(8)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2024		28,400	(641)	(610)	(1,251)	129	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,300	(6)	(58)	(64)	17	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		2,300	(13)	(106)	(119)	29	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,600	(12)	(74)	(86)	21	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,800	(10)	(91)	(101)	38	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,300	(5)	(42)	(47)	18	0
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027		100,400	(6,047)	(4,900)	(10,947)	1,321	0
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		130,520	(18,743)	(6,398)	(25,141)	2,260	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		100	(9)	32	23	0	(2)
Receive(8)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		400	0	160	160	0	(6)
Receive(8)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		27,200	2,634	7,044	9,678	0	(704)
Receive(8)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		300	0	137	137	0	(7)
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	8,900	(5)	20	15	0	(3)
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		13,300	0	58	58	0	(4)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	8,600	0	(423)	(423)	33	0
Pay	UKRPI	3.740	Maturity	03/15/2031	GBP	1,400	1	(216)	(215)	4	0
Pay	UKRPI	3.700	Maturity	04/15/2031		3,000	27	(515)	(488)	9	0

							$(24,188)	$(18,400)	$(42,588)	$7,836	$(2,825)

Total Swap Agreements							$(22,772)	$(18,449)	$(41,221)	$7,888	$(2,970)

(n)	Securities with an aggregate market value of $15,057 and cash of $15,927 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	Future styled option.
(2)	Unsettled variation margin liability of $(60) for closed futures is outstanding at period end.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)						This instrument has a forward starting effective date.
(o)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2022	EUR	1,173		$1,241	$12	$0
	07/2022	GBP	31,624		39,985	1,489	0
	07/2022	JPY	5,350,000		43,971	4,540	0
	07/2022		$22,466	DKK	157,946	0	(212)
	07/2022		4,157	PEN	16,799	221	0
	07/2022		908	ZAR	13,927	0	(52)
	08/2022	CAD	593		$459	0	(2)
	08/2022	CHF	622		627	0	(26)
	08/2022	DKK	157,626		22,466	217	0
	08/2022	JPY	2,082,000		16,060	682	0
	08/2022		$1,182	CAD	1,528	6	0
	08/2022		26	IDR	384,664	0	0
	08/2022		901	JPY	119,500	0	(18)
	09/2022	PEN	16,275		$3,865	0	(350)
	05/2023	CNH	22,383		3,460	110	0
BPS	07/2022	DKK	9,780		1,388	10	0
	07/2022	GBP	1,902		2,282	0	(34)
	07/2022	MXN	7,255		361	0	0
	07/2022	PLN	160		36	0	0
	07/2022		$4,045	DKK	28,395	4	(49)
	07/2022		66,893	EUR	63,584	0	(260)
	07/2022		1,158	GBP	919	0	(39)
	07/2022		347	MXN	7,255	14	0
	07/2022		457	NOK	4,525	2	0
	08/2022	AUD	3,413		$2,376	20	0
	08/2022	CAD	466		361	0	(2)
	08/2022	EUR	60,052		63,278	231	0
	08/2022	NZD	328		215	10	0
	08/2022		$1,817	AUD	2,630	1	(2)
	08/2022		65	MXN	1,432	6	0
	08/2022		521	PEN	1,980	0	(6)
	08/2022		56	THB	1,969	0	0
	09/2022		356	MXN	7,255	0	0
	11/2022		11	ZAR	181	0	0
	03/2023	CNH	14,713		$2,279	78	0
BRC	07/2022	JPY	4,330,000		35,545	3,622	0
	07/2022	NOK	125,661		12,818	60	0
	07/2022		$915	GBP	757	6	0
	08/2022	JPY	6,460,400		$50,485	2,748	(3)
	08/2022	SGD	2,542		1,841	11	0
	08/2022		$12,818	NOK	125,606	0	(59)
	09/2022	JPY	969,000		$7,218	42	0
	09/2022		$2,285	MYR	10,014	0	(15)
	11/2022	ILS	900		$282	22	0
CBK	07/2022	BRL	13,700		2,615	0	(2)
	07/2022	EUR	1,362		1,454	27	0
	07/2022	GBP	661		830	25	0
	07/2022	PEN	69		17	0	0
	07/2022		$2,820	BRL	13,700	0	(202)
	08/2022	AUD	510		$354	2	0
	08/2022	ILS	14,233		4,367	286	0
	08/2022	NZD	1,044		652	1	0
	08/2022		$4,392	JPY	569,200	0	(185)
	08/2022		268	PEN	1,017	0	(3)
	09/2022	PEN	4,777		$1,239	0	(1)
	10/2022		18,423		4,654	0	(106)
	11/2022		17,186		4,329	0	(105)
	12/2022	ILS	1,300		416	40	0
	12/2022	PEN	6,555		1,690	6	0
	12/2022		$1,041	PEN	4,364	83	0
	01/2023	ILS	5,299		$1,680	142	0
	05/2023	CNH	2,458		380	12	0
	05/2023	ILS	15,467		4,609	87	0
DUB	07/2022	DKK	49,516		7,332	356	0
	07/2022	PLN	617		141	4	0
	08/2022	THB	51,400		1,480	24	0
	09/2022	EUR	5,504		5,791	0	(4)
	12/2022		$1,224	ZAR	19,230	0	(61)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

GLM	07/2022	PLN	128		$29	0	0
	07/2022		$1,308	MXN	26,709	18	0
	08/2022	PEN	1,400		$359	0	(5)
	08/2022		$268	PEN	1,029	0	0
	08/2022		1,045	SGD	1,449	0	(2)
	09/2022	HKD	2,826		$361	0	0
	11/2022	ILS	16,999		5,503	594	0
	03/2023	CNH	7,620		1,180	40	0
HUS	07/2022	EUR	976		1,026	3	0
	07/2022	GBP	412		507	5	0
	07/2022	NOK	5,010		536	27	0
	07/2022		$1,514	EUR	1,455	11	0
	08/2022	CHF	386		$390	0	(16)
	08/2022	CNH	14,836		2,209	0	(6)
	08/2022		$2,005	IDR	29,397,721	0	(41)
	08/2022		918	NZD	1,475	3	0
	08/2022		263	PEN	989	0	(6)
	09/2022		336	CLP	318,900	6	0
	03/2023	ILS	5,465		$1,671	80	0
	05/2023	CNH	1,238		185	0	(1)
IND	08/2022		$724	CLP	633,180	0	(39)
	05/2023	CNH	35,599		$5,504	176	0
JPM	07/2022	MXN	68,088		3,348	0	(32)
	07/2022	PEN	1,272		347	15	0
	07/2022		$2,406	CLP	2,006,191	0	(225)
	07/2022		508	DKK	3,610	0	0
	08/2022	CAD	699		$556	13	0
	08/2022	CNH	6,523		970	0	(4)
	08/2022	IDR	59,895,448		4,039	37	0
	08/2022	ILS	3,325		1,040	87	0
	08/2022	JPY	5,705,647		44,097	1,935	0
	08/2022	SGD	20,404		14,843	156	0
	08/2022		$2,103	IDR	30,653,707	0	(55)
	08/2022		3,523	SGD	4,887	0	(5)
	12/2022	ILS	300		$97	10	0
MYI	07/2022	BRL	13,700		2,657	39	0
	07/2022	DKK	173,353		25,724	1,299	0
	07/2022		$2,615	BRL	13,700	2	0
	07/2022		4,955	DKK	34,766	0	(56)
	08/2022	CNY	144		$21	0	0
	08/2022	DKK	31,707		4,516	40	0
	08/2022	KRW	13,939		11	0	0
	08/2022	THB	125,391		3,640	88	0
	08/2022		$2,636	BRL	13,700	0	(41)
	08/2022		585	CHF	581	26	0
	09/2022	MYR	29,515		$6,699	8	0
RBC	08/2022	AUD	6,942		4,935	142	0
	08/2022	CAD	1,650		1,275	0	(7)
	08/2022	CHF	366		371	0	(13)
	08/2022		$854	NZD	1,345	0	(15)
SCX	07/2022	ILS	3,171		$941	32	0
	07/2022		$943	GBP	768	0	(8)
	07/2022		25,582	JPY	3,482,689	87	0
	08/2022	AUD	1,560		$1,096	19	0
	08/2022	CHF	1,505		1,543	0	(38)
	08/2022	CNH	26,318		3,929	0	(2)
	08/2022	CNY	231		35	0	0
	08/2022	JPY	3,477,043		25,582	0	(88)
	08/2022	NZD	518		326	3	0
	08/2022		$5,587	CHF	5,500	191	0
	09/2022	JPY	243,000		$1,814	15	0
	09/2022	MYR	18,308		4,355	205	0
	09/2022		$8,316	MYR	36,757	15	0
	09/2022		1,134	ZAR	17,536	0	(64)
	10/2022	EUR	8,107		$8,645	83	0
SOG	07/2022		60,735		65,279	1,631	0
	07/2022		$1,115	DKK	7,910	0	(1)
	07/2022		35,975	GBP	29,560	9	0
	08/2022	GBP	29,560		$35,991	0	(9)
TOR	08/2022	CHF	539		545	0	(22)
	09/2022	JPY	4,370,000		32,723	342	0
UAG	07/2022		$846	GBP	693	0	(2)
	07/2022		13,382	NOK	126,186	0	(571)
	08/2022	AUD	834		$603	27	0
	08/2022	NZD	2,891		1,856	51	0
	09/2022	HKD	1,025		131	0	0
	09/2022		$1,665	MXN	33,181	0	(35)

Total Forward Foreign Currency Contracts						$22,829	$(3,207)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	3,300	$94	$238

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052		EUR	97.000	05/23/2025	1,400	$106	$487

Total Purchased Options							$200	$725

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200%	07/20/2022	2,200	$(10)	$(5)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.400	08/17/2022	3,300	(9)	(11)
BPS	Put - OTC CDX.IG-37 5-Year Index		Sell	1.200	07/20/2022	1,000	(2)	0
BRC	Put - OTC iTraxx Crossover 37 5-Year Index		Sell	7.000	08/17/2022	200	(2)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	2,600	(12)	(6)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.600	08/17/2022	800	(2)	(1)
CBK	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200	07/20/2022	600	(1)	0
DUB	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	08/17/2022	800	(2)	(1)
GST	Call - OTC CDX.IG-38 5-Year Index		Buy	0.700	08/17/2022	1,100	(1)	0
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.300	08/17/2022	3,000	(7)	(5)
JPM	Put - OTC CDX.HY-38 5-Year Index		Sell	95.000	08/17/2022	400	(5)	(6)
	Put - OTC iTraxx Crossover 37 5-Year Index		Sell	7.000	08/17/2022	600	(6)	(7)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.100	07/20/2022	2,200	(8)	(8)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.200	07/20/2022	3,000	(9)	(11)
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.250	07/20/2022	1,300	(2)	(1)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	08/17/2022	1,900	(4)	(3)

							$(82)	$(67)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	2,400	$(7)	$(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	2,400	(7)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	29,600	(95)	(248)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.310	08/19/2022	4,200	(36)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	08/19/2022	4,200	(36)	(39)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	3,600	(4)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	3,600	(11)	(14)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	2,400	(4)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	2,400	(4)	(8)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,400	(106)	(485)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/01/2022	4,600	(38)	(27)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/01/2022	4,600	(38)	(46)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,300	(8)	(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,300	(8)	(7)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	800	(3)	0
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	800	(3)	(16)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/02/2022	4,800	(25)	(21)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/02/2022	4,800	(25)	(34)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	900	(7)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	900	(7)	(6)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	86,900	(173)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	86,900	(173)	(1,992)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	900	(6)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	900	(6)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	1,000	(6)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	1,000	(6)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	1,000	(7)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	1,000	(7)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	1,000	(7)	(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	1,000	(7)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	1,000	(7)	(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	1,000	(7)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	1,000	(7)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	1,000	(7)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	1,000	(7)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	1,000	(7)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	900	(7)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	900	(7)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	600	(4)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	600	(4)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	1,500	(5)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	1,500	(5)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	1,800	(6)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	1,800	(6)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	1,700	(5)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	1,700	(5)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	2,700	(21)	(19)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	2,700	(21)	(18)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	1,000	(8)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	1,000	(8)	(6)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	7,600	(15)	(4)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	7,600	(15)	(28)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	2,600	(3)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	2,600	(7)	(9)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	2,500	(4)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	2,500	(4)	(9)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	900	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	900	(2)	(4)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.370	08/18/2022	3,900	(27)	(13)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.070	08/18/2022	3,900	(27)	(25)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/06/2022	600	(4)	(3)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/06/2022	600	(4)	(5)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	09/07/2022	2,400	(15)	(16)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	09/07/2022	2,400	(15)	(18)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	8,100	(57)	(24)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	700	(5)	(5)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	700	(5)	(4)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	07/12/2022	4,100	(32)	0
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	1,500	(10)	(12)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	1,500	(10)	(8)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,400	(9)	(10)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,400	(9)	(8)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	1,500	(12)	(12)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	1,500	(12)	(9)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	1,500	(11)	(12)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	1,500	(11)	(9)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	7,600	(15)	(4)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	7,600	(15)	(28)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	3,800	(7)	(2)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	3,800	(7)	(14)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	3,900	(5)	(2)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	3,900	(9)	(16)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	09/09/2022	2,900	(24)	(26)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150	09/09/2022	2,900	(24)	(24)

$(1,457)	$(3,553)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	18,250	$(19)	$0
Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	9,750	(9)	0

$(28)	$0

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MSC	Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052	$91.359	09/07/2022	600	$(4)	$(3)

Total Written Options	$(1,571)	$(3,623)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.319%	$2,700	$(67)	$48	$0	$(19)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.285	1,500	(29)	18	0	(11)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	3,200	(80)	58	0	(22)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.285	2,700	(52)	33	0	(19)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	1,500	(37)	27	0	(10)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	2,000	(48)	34	0	(14)

$(313)	$218	$0	$(95)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.894%	$1,300	$(32)	$36	$4	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.894	900	(22)	25	3	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.656	600	18	(9)	9	0

$(36)	$52	$16	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	4,700	$3,541	$23	$(16)	$7	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	7,900	5,451	1	4	5	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	7,700	5,313	(28)	4	0	(24)

$(4)	$(8)	$12	$(24)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	4.250%	Quarterly	06/15/2027	MYR	13,200	$34	$26	$60	$0
Pay	6-Month THB-THBFIX	2.750	Semi-Annual	06/15/2032	THB	32,200	(11)	(1)	0	(12)
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	56,000	8	44	52	0
BPS	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	3,200	1	2	3	0
CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	13,300	15	126	141	0
GLM	Pay	3-Month MYR-KLIBOR	4.000	Quarterly	06/15/2027	3,600	(3)	10	7	0
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	THB	32,900	6	24	30	0
NGF	Pay	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	06/15/2027	INR	323,960	(10)	(13)	0	(23)

$40	$218	$293	$(35)

Total Swap Agreements	$(313)	$480	$321	$(154)

(p)

Securities with an aggregate market value of $3,132 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$64	$0	$64
Australia
Non-Agency Mortgage-Backed Securities	0	341	0	341
Sovereign Issues	0	14,828	0	14,828
Canada
Corporate Bonds & Notes	0	3,229	0	3,229
Non-Agency Mortgage-Backed Securities	0	380	0	380
Sovereign Issues	0	409	0	409
Cayman Islands
Asset-Backed Securities	0	61,010	0	61,010
Corporate Bonds & Notes	0	5,606	0	5,606
Non-Agency Mortgage-Backed Securities	0	2,408	0	2,408
Denmark
Corporate Bonds & Notes	0	26,851	0	26,851
France
Corporate Bonds & Notes	0	6,874	0	6,874
Sovereign Issues	0	16,871	0	16,871
Germany
Corporate Bonds & Notes	0	15,577	0	15,577
India
Corporate Bonds & Notes	0	989	0	989
Ireland
Asset-Backed Securities	0	8,364	0	8,364
Corporate Bonds & Notes	0	1,655	0	1,655
Non-Agency Mortgage-Backed Securities	0	2,110	0	2,110
Israel
Sovereign Issues	0	6,351	0	6,351
Italy
Corporate Bonds & Notes	0	4,148	0	4,148
Sovereign Issues	0	815	0	815
Japan
Corporate Bonds & Notes	0	3,381	0	3,381
Sovereign Issues	0	21,420	0	21,420
Jersey, Channel Islands
Asset-Backed Securities	0	2,155	0	2,155
Corporate Bonds & Notes	0	239	0	239
Luxembourg
Corporate Bonds & Notes	0	2,422	0	2,422
Malaysia
Corporate Bonds & Notes	0	581	0	581
Mexico
Sovereign Issues	0	417	0	417
Multinational
Corporate Bonds & Notes	0	696	0	696
Netherlands
Corporate Bonds & Notes	0	5,468	0	5,468
Preferred Securities	0	322	0	322
Norway
Sovereign Issues	0	1,372	0	1,372
Peru
Sovereign Issues	0	9,740	0	9,740
Qatar
Corporate Bonds & Notes	0	1,115	0	1,115
Sovereign Issues	0	1,686	0	1,686
Romania
Sovereign Issues	0	2,525	0	2,525
Saudi Arabia
Sovereign Issues	0	778	0	778
Serbia
Sovereign Issues	0	908	0	908
Singapore
Corporate Bonds & Notes	0	400	0	400
Sovereign Issues	0	11,705	0	11,705
Spain
Corporate Bonds & Notes	0	2,400	0	2,400
Sovereign Issues	0	4,269	0	4,269
Supranational

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Corporate Bonds & Notes	0	1,152	0	1,152
Switzerland
Corporate Bonds & Notes	0	10,866	0	10,866
Thailand
Sovereign Issues	0	5,004	0	5,004
United Arab Emirates
Sovereign Issues	0	445	0	445
United Kingdom
Corporate Bonds & Notes	0	36,351	0	36,351
Non-Agency Mortgage-Backed Securities	0	24,791	0	24,791
Preferred Securities	0	490	0	490
Sovereign Issues	0	2,312	0	2,312
United States
Asset-Backed Securities	0	69,255	0	69,255
Corporate Bonds & Notes	0	51,497	0	51,497
Loan Participations and Assignments	0	2,343	0	2,343
Municipal Bonds & Notes	0	2,214	0	2,214
Non-Agency Mortgage-Backed Securities	0	79,430	0	79,430
Preferred Securities	0	1,919	0	1,919
U.S. Government Agencies	0	173,386	0	173,386
U.S. Treasury Obligations	0	26,466	0	26,466
Short-Term Instruments
Repurchase Agreements	0	1,967	0	1,967
Short-Term Notes	0	5,767	0	5,767
Argentina Treasury Bills	0	244	0	244
Germany Treasury Bills	0	8,496	0	8,496
Israel Treasury Bills	0	14,492	0	14,492
Japan Treasury Bills	0	196,980	0	196,980
U.S. Treasury Bills	0	7,051	0	7,051

	$0	$975,797	$0	$975,797
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,761	$0	$0	$16,761

Total Investments	$16,761	$975,797	$0	$992,558

Short Sales, at Value - Liabilities
United Kingdom
Sovereign Issues	0	(206)	0	(206)
United States
U.S. Government Agencies	0	(166,831)	0	(166,831)

	$0	$(167,037)	$0	$(167,037)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	49	8,331	0	8,380
Over the counter	0	23,875	0	23,875

	$49	$32,206	$0	$32,255
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,811)	(3,676)	0	(8,487)
Over the counter	0	(6,984)	0	(6,984)

	$(4,811)	$(10,660)	$0	$(15,471)

Total Financial Derivative Instruments	$(4,762)	$21,546	$0	$16,784

Totals	$11,999	$830,306	$0	$842,305

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 75.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
AAdvantage Loyalty IP Ltd. 5.813% (LIBOR03M + 4.750%) due 04/20/2028 ~		$200	$192
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 «~		200	184
Carnival Corp. 6.127% (LIBOR03M + 3.250%) due 10/18/2028 «~		398	358
United Airlines, Inc. 5.150% - 5.392% (LIBOR03M + 3.750%) due 04/21/2028 ~		297	277
Viad Corp. 6.666% (LIBOR03M + 5.000%) due 07/30/2028 «~		298	280

Total Loan Participations and Assignments (Cost $1,394)			1,291

CORPORATE BONDS & NOTES 5.1%
BANKING & FINANCE 2.0%
Avolon Holdings Funding Ltd. 4.250% due 04/15/2026		100	93
Credit Suisse Group AG 5.250% due 02/11/2027 •(i)(k)		700	542
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		400	379
Ford Motor Credit Co. LLC
4.063% due 11/01/2024		200	190
4.389% due 01/08/2026		200	185
5.125% due 06/16/2025		500	479
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	100	92
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(c)		$700	98
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		200	169
Seazen Group Ltd. 6.000% due 08/12/2024		700	420
Societe Generale SA 5.375% due 11/18/2030 •(i)(k)		700	544
Sunac China Holdings Ltd. 8.350% due 04/19/2023 ^(c)		400	61
UniCredit SpA
7.500% due 06/03/2026 •(i)(k)	EUR	500	485
7.830% due 12/04/2023		$800	829
Ursa Re II Ltd. 5.448% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		600	599
VICI Properties LP 3.875% due 02/15/2029		400	345
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(c)		700	56

			5,566

INDUSTRIALS 2.4%
Air Canada 4.625% due 08/15/2029	CAD	100	66
American Airlines Pass-Through Trust
3.575% due 07/15/2029		$295	275
3.700% due 04/01/2028		180	156
Berry Global, Inc. 4.875% due 07/15/2026		1,600	1,530
Broadcom, Inc. 3.137% due 11/15/2035		521	396
Caesars Entertainment, Inc. 6.250% due 07/01/2025		200	194
Carnival Corp. 4.000% due 08/01/2028		400	329
DAE Funding LLC 1.625% due 02/15/2024		200	190
Energy Transfer LP 3.750% due 05/15/2030		900	812
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		100	92
4.810% due 09/17/2030		800	712

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2022 (Unaudited)

Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		600	514
Petroleos de Venezuela SA 3.250% due 02/05/2028	EUR	600	494
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	500	574
Univision Communications, Inc. 6.625% due 06/01/2027		$200	191
Wynn Las Vegas LLC 5.250% due 05/15/2027		200	172

			6,697

UTILITIES 0.7%
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024		1,500	1,473
Pacific Gas & Electric Co. 2.500% due 02/01/2031		600	459

			1,932

Total Corporate Bonds & Notes (Cost $18,174)			14,195

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (b)		800	661

Total Convertible Bonds & Notes (Cost $784)			661

U.S. GOVERNMENT AGENCIES 11.3%
Freddie Mac 1.874% due 07/15/2041 •		510	512
Ginnie Mae
0.382% due 08/20/2068 •		423	413
1.671% due 09/20/2071 •		2,717	2,722
Uniform Mortgage-Backed Security 4.000% due 10/01/2040		2	2
Uniform Mortgage-Backed Security, TBA
3.000% due 09/01/2052		1,800	1,673
3.500% due 07/01/2052 - 08/01/2052		27,400	26,327

Total U.S. Government Agencies (Cost $31,555)			31,649

U.S. TREASURY OBLIGATIONS 5.0%
U.S. Treasury Bonds
1.375% due 11/15/2040 (n)(p)		2,700	1,946
U.S. Treasury Inflation Protected Securities (h)
0.125% due 07/15/2031 (n)(p)		1,510	1,437
0.125% due 01/15/2032		9,281	8,817
U.S. Treasury Notes
1.875% due 02/15/2032		1,900	1,722

Total U.S. Treasury Obligations (Cost $15,774)			13,922

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Alliance Bancorp Trust 2.104% (US0001M + 0.480%) due 07/25/2037 ~		211	183
Bear Stearns Adjustable Rate Mortgage Trust
2.915% due 08/25/2033 ~		37	36
3.333% due 02/25/2036 ^~		35	34
3.440% due 07/25/2036 ^~		54	50
Countrywide Alternative Loan Trust
1.476% (12MTA + 1.000%) due 02/25/2036 ~		103	93
1.944% due 09/25/2047 •		90	82
Countrywide Home Loan Mortgage Pass-Through Trust
2.264% due 03/25/2035 •		45	41
2.939% due 09/20/2036 ^~		60	54
6.000% due 04/25/2036		165	101
Hawksmoor Mortgages 1.703% due 05/25/2053 •	GBP	1,040	1,263
Impac CMB Trust
2.244% due 04/25/2035 •		$88	84
2.269% due 04/25/2035 •		115	108
Residential Accredit Loans, Inc. Trust 6.000% due 12/25/2036		45	40
Structured Adjustable Rate Mortgage Loan Trust 3.032% due 01/25/2035 ~		4	4
Structured Asset Mortgage Investments Trust 2.095% due 07/19/2035 •		17	16
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	883	1,071

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2022 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust 2.284% (US0001M + 0.660%) due 01/25/2045 ~		$1,236	1,182

Total Non-Agency Mortgage-Backed Securities (Cost $4,643)			4,442

ASSET-BACKED SECURITIES 11.3%
522 Funding CLO Ltd. 2.103% due 10/20/2031 •		600	586
Aames Mortgage Investment Trust 2.104% due 04/25/2036 •		92	86
ACE Securities Corp. Home Equity Loan Trust
2.104% due 06/25/2036 •		124	95
2.524% due 08/25/2035 •		150	147
3.424% due 06/25/2034 •		14	15
Anchorage Capital CLO Ltd. 2.094% due 07/15/2030 •		1,000	988
Apex Credit CLO Ltd. 3.086% due 09/20/2029 •		663	653
Apidos CLO 1.944% (US0003M + 0.900%) due 07/18/2029 ~		700	689
Ares CLO Ltd. 1.914% (US0003M + 0.870%) due 01/15/2029 ~		1,077	1,061
Argent Mortgage Loan Trust 2.104% due 05/25/2035 •		364	327
Argent Securities Trust 1.924% due 07/25/2036 •		273	242
Benefit Street Partners CLO Ltd.
1.994% due 10/15/2030 •		250	245
2.074% (US0003M + 1.030%) due 01/17/2032 ~		100	97
Carlyle Global Market Strategies CLO Ltd. 2.361% due 08/14/2030 •		1,200	1,182
Catamaran CLO Ltd. 2.236% due 04/22/2030 •		597	589
CIFC Funding Ltd. 2.134% (US0003M + 0.950%) due 10/24/2030 ~		400	394
CIT Mortgage Loan Trust 2.974% due 10/25/2037 •		466	464
Citigroup Mortgage Loan Trust, Inc. 2.059% (US0001M + 0.435%) due 11/25/2036 ~		66	65
Countrywide Asset-Backed Certificates 1.874% (US0001M + 0.250%) due 03/25/2037 ~		600	570
Countrywide Asset-Backed Certificates Trust 1.764% due 05/25/2035 •		33	32
Crestline Denali CLO Ltd. 2.324% due 10/23/2031 •		400	391
Dryden Senior Loan Fund 2.096% due 01/17/2033 •		300	293
Elevation CLO Ltd. 2.134% (US0003M + 0.950%) due 10/25/2030 ~		850	834
First Franklin Mortgage Loan Trust 2.329% (US0001M + 0.705%) due 11/25/2036 ~		1,200	1,157
Fremont Home Loan Trust 1.759% due 10/25/2036 •		508	462
Gallatin CLO Ltd. 2.134% due 07/15/2031 •		300	294
GoldenTree Loan Management U.S. CLO Ltd. 1.973% due 11/20/2030 •		850	832
KKR CLO Ltd. 1.984% due 07/18/2030 •		250	246
LCM LP 1.914% due 07/19/2027 •		944	928
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		408	281
Long Beach Mortgage Loan Trust 2.224% due 01/25/2036 •		1,224	1,130
Madison Park Funding Ltd. 2.053% due 04/20/2032 •		250	243
Magnetite Ltd. 2.291% due 11/15/2028 •		838	825
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	161	167
Oaktree CLO Ltd.
2.183% due 10/20/2032 •		$250	243
2.246% (US0003M + 1.110%) due 04/22/2030 ~		250	244
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	500	507
Octagon Investment Partners Ltd. 2.411% due 02/14/2031 •		$300	293
OSD CLO Ltd. 1.914% due 04/17/2031 •		500	489
OZLM Ltd.
2.024% (US0003M + 0.980%) due 10/17/2029 ~		386	381
2.163% due 10/20/2031 •		250	245
2.223% due 07/20/2032 •		400	391
2.536% (US0003M + 1.250%) due 10/30/2030 ~		297	297

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2022 (Unaudited)

Palmer Square CLO Ltd. 2.044% due 10/17/2031 •		100	98
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	369	382
Palmer Square Loan Funding Ltd.
1.844% (US0003M + 0.800%) due 10/15/2029 ~		$2,011	1,975
1.863% (US0003M + 0.800%) due 07/20/2029 ~		1,250	1,234
Popular ABS Mortgage Pass-Through Trust 1.954% (US0001M + 0.330%) due 07/25/2036 ~		115	111
Rad CLO Ltd. 2.304% (US0003M + 1.120%) due 07/24/2032 ~		600	583
Saranac CLO Ltd. 2.584% due 08/13/2031 •		400	392
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	300	306
Sound Point CLO Ltd.
2.043% due 10/20/2030 •		$900	884
2.164% due 07/25/2030 •		388	382
2.273% due 07/20/2032 •		500	487
Stratus CLO Ltd. 2.013% due 12/29/2029 •		394	387
Structured Asset Securities Corp. Mortgage Loan Trust
2.194% due 10/25/2036 •		69	67
2.419% due 02/25/2036 •		100	93
Symphony Static CLO Ltd. 2.014% (US0003M + 0.830%) due 10/25/2029 ~		237	233
TCI-Symphony CLO Ltd. 2.041% due 10/13/2032 •		500	488
TCW CLO Ltd. 2.154% (US0003M + 0.970%) due 04/25/2031 ~		500	489
THL Credit Wind River Clo Ltd. 2.124% due 04/15/2031 •		600	585
TICP CLO Ltd. 1.903% (US0003M + 0.840%) due 04/20/2028 ~		114	114
Venture CLO Ltd.
1.924% due 07/15/2027 •		66	66
2.053% due 07/20/2030 •		500	492
2.446% due 07/30/2032 •		1,000	973
Vibrant CLO Ltd.
2.183% (US0003M + 1.120%) due 07/20/2032 ~		300	293
3.046% due 06/20/2029 •		184	182
Voya CLO Ltd. 2.044% (US0003M + 1.000%) due 10/15/2030 ~		250	246
Wellfleet CLO Ltd. 1.953% due 07/20/2029 •		344	341

Total Asset-Backed Securities (Cost $31,903)			31,583

SOVEREIGN ISSUES 10.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		368	77
1.125% due 07/09/2035 þ		242	50
1.400% due 03/25/2023	ARS	534	2
15.500% due 10/17/2026		1,490	2
47.331% (BADLARPP) due 10/04/2022 ~		2,500	2
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	1,120,000	1,095
China Government International Bond
2.850% due 06/04/2027	CNY	52,800	7,961
3.280% due 12/03/2027		18,300	2,820
Colombian TES
6.250% due 11/26/2025	COP	17,438,900	3,686
7.750% due 09/18/2030		14,600,000	2,845
Israel Government International Bond 0.750% due 07/31/2022	ILS	1,700	487
Japan Government International Bond 1.700% due 09/20/2044	JPY	310,000	2,616
Peru Government International Bond
1.862% due 12/01/2032		$900	685
5.400% due 08/12/2034	PEN	5,900	1,245
Provincia de Buenos Aires 49.102% due 04/12/2025	ARS	1,150	4
Qatar Government International Bond 3.875% due 04/23/2023		$1,000	1,005
Saudi Government International Bond 4.000% due 04/17/2025		1,580	1,592
Spain Government International Bond 0.700% due 04/30/2032	EUR	1,800	1,600

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2022 (Unaudited)

United Kingdom Gilt 0.625% due 10/22/2050	GBP	1,200	891

Total Sovereign Issues (Cost $30,660)			28,665

		SHARES
COMMON STOCKS 12.4%
COMMUNICATION SERVICES 1.4%
Activision Blizzard, Inc.		22,348	1,740
TEGNA, Inc.		58,130	1,219
Twitter, Inc. (d)		25,018	935

			3,894

FINANCIALS 0.9%
Alleghany Corp. (d)		1,557	1,297
First Horizon Corp.		55,729	1,218

			2,515

HEALTH CARE 4.4%
AbbVie, Inc.		2,147	329
Biohaven Pharmaceutical Holding Co. Ltd. (d)		8,489	1,237
Change Healthcare, Inc. (d)		55,665	1,284
Cigna Corp.		661	174
Elevance Health, Inc.		1,647	795
Exact Sciences Corp. (d)		2,337	92
Exelixis, Inc. (d)		20,306	423
Halozyme Therapeutics, Inc. (d)		9,559	421
Hologic, Inc. (d)		6,222	431
Humana, Inc.		2,053	961
Incyte Corp. (d)		4,834	367
LHC Group, Inc. (d)		8,007	1,247
Merck & Co., Inc.		5,324	485
Molina Healthcare, Inc. (d)		626	175
Neurocrine Biosciences, Inc. (d)		1,220	119
Regeneron Pharmaceuticals, Inc. (d)		1,217	719
Seagen, Inc. (d)		1,608	285
Turning Point Therapeutics, Inc. (d)		15,007	1,129
United Therapeutics Corp. (d)		1,774	418
Vertex Pharmaceuticals, Inc. (d)		4,513	1,272

			12,363

INDUSTRIALS 1.7%
ABB Ltd.		9,686	258
AMETEK, Inc.		6,151	676
Caterpillar, Inc.		2,732	488
Deere & Co.		807	242
Eaton Corp. PLC		3,562	449
Emerson Electric Co.		5,670	451
FANUC Corp.		2,262	354
GXO Logistics, Inc. (d)		6,200	268
Kubota Corp.		24,764	370
MasTec, Inc. (d)		6,218	446
Mueller Water Products, Inc. 'A'		51,870	609

			4,611

INFORMATION TECHNOLOGY 3.1%
Applied Materials, Inc.		5,338	486
Arista Networks, Inc. (d)		3,142	295
Automatic Data Processing, Inc.		899	189
BE Semiconductor Industries NV		3,000	144
Flex Ltd. (d)		45,014	651
Intel Corp.		11,687	437
IPG Photonics Corp. (d)		1,458	137
Lam Research Corp.		1,271	542
Marvell Technology, Inc.		6,900	300
Micron Technology, Inc.		4,569	253
NetApp, Inc.		9,435	616
Rogers Corp. (d)		5,338	1,399
Skyworks Solutions, Inc.		1,936	179
Switch, Inc.		35,532	1,190
Teradyne, Inc.		4,680	419
Vonage Holdings Corp. (d)		70,397	1,326

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2022 (Unaudited)

Zebra Technologies Corp. 'A' (d)		300	88

			8,651

MATERIALS 0.5%
GCP Applied Technologies, Inc. (d)		45,175	1,413

UTILITIES 0.4%
PNM Resources, Inc.		25,926	1,239

Total Common Stocks (Cost $38,534)			34,686

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Bank of America Corp. 5.875% due 03/15/2028 •(i)		290,000	255
Nationwide Building Society 10.250% ~		3,636	648

Total Preferred Securities (Cost $998)			903

REAL ESTATE INVESTMENT TRUSTS 5.9%
REAL ESTATE 5.9%
Agree Realty Corp.		14,473	1,044
American Tower Corp.		3,455	883
Apartment Income REIT Corp.		21,788	906
Duke Realty Corp.		31,177	1,713
Equinix, Inc.		692	455
Equity LifeStyle Properties, Inc.		10,659	751
Equity Residential		13,954	1,008
First Industrial Realty Trust, Inc.		21,867	1,038
Gaming & Leisure Properties, Inc.		16,967	778
Host Hotels & Resorts, Inc.		47,599	746
Invitation Homes, Inc.		36,761	1,308
Life Storage, Inc.		3,658	409
Medical Properties Trust, Inc.		35,947	549
RLJ Lodging Trust		48,491	535
SBA Communications Corp.		3,178	1,017
Simon Property Group, Inc.		7,993	759
Sun Communities, Inc.		4,891	779
Sunstone Hotel Investors, Inc.		20,000	198
VICI Properties, Inc.		52,082	1,552

Total Real Estate Investment Trusts (Cost $14,107)			16,428

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.8%
REPURCHASE AGREEMENTS (l) 4.7%			13,288

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (f)(g)	ARS	26,300	88

ISRAEL TREASURY BILLS 0.1%
(0.018)% due 10/07/2022 - 12/07/2022 (e)(f)	ILS	1,500	428

JAPAN TREASURY BILLS 3.4%
(0.137)% due 08/22/2022 - 08/29/2022 (e)(f)	JPY	1,315,000	9,694

U.S. TREASURY BILLS 3.6%
1.095% due 07/19/2022 - 09/15/2022 (a)(e)(f)(p)		$10,068	10,052

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $34,047)		33,550

Total Investments in Securities (Cost $222,573)		211,975

	SHARES
INVESTMENTS IN AFFILIATES 29.5%
MUTUAL FUNDS (j) 2.2%
PIMCO Investment Grade Credit Bond Fund	681,221	6,056

Total Mutual Funds (Cost $7,107)		6,056

SHORT-TERM INSTRUMENTS 27.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.3%
PIMCO Short Asset Portfolio (j)	3,554,216	34,753
PIMCO Short-Term Floating NAV Portfolio III	4,315,944	41,882

Total Short-Term Instruments (Cost $77,481)		76,635

Total Investments in Affiliates (Cost $84,588)		82,691

Total Investments 105.1% (Cost $307,161)		$294,666
Financial Derivative Instruments (m)(o) (0.9)%(Cost or Premiums, net $(3,309))		(2,641)
Other Assets and Liabilities, net (4.2)%		(11,647)

Net Assets 100.0%		$280,378

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								When-issued security.
(b)								Payment in-kind security.
(c)								Security is not accruing income as of the date of this report.
(d)								Security did not produce income within the last twelve months.
(e)								Coupon represents a weighted average yield to maturity.
(f)								Zero coupon security.
(g)								Coupon represents a yield to maturity.
(h)								Principal amount of security is adjusted for inflation.
(i)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)								Institutional Class Shares of each Fund.
(k)								Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$338		U.S. Treasury Notes 3.000% due 06/30/2024		$(345)	$338	$338
SAL	1.480	06/30/2022	07/01/2022	12,700		U.S. Treasury Notes 3.000% due 06/30/2024		(12,954)	12,700	12,701
SSB	0.400	06/30/2022	07/01/2022	250		U.S. Treasury Notes 1.875% due 06/30/2026(2)		(255)	250	250

Total Repurchase Agreements								$(13,554)	$13,288	$13,289

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.5)%
Uniform Mortgage-Backed Security, TBA						2.000%	08/01/2052	$7,000	$(6,070)	$(6,070)
Uniform Mortgage-Backed Security, TBA						2.500	08/01/2052	7,400	(6,651)	(6,650)

Total Short Sales (4.5)%									$(12,721)	$(12,720)

(1)								Includes accrued interest.
(2)								Collateral is held in custody by the counterparty.
(m)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures				09/2022	34	$2,522		$2	$11	$0
Australia Government 10-Year Bond September Futures				09/2022	5	410		(2)	3	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2022 (Unaudited)

CAC 40 Index July Futures	07/2022	11	682	(8)	0	(19)
Canada Government 10-Year Bond September Futures	09/2022	13	1,252	(42)	6	0
DAX Index September Futures	09/2022	2	669	(27)	0	(23)
E-mini NASDAQ 100 Index September Futures	09/2022	1	231	(7)	0	(3)
E-mini S&P 500 Index September Futures	09/2022	511	96,822	(2,291)	0	(811)
Euro STOXX 600 September Futures	09/2022	1,093	23,183	(268)	0	(487)
Euro-Bobl September Futures	09/2022	45	5,857	(2)	94	0
Euro-BTP Italy Government Bond September Futures	09/2022	21	2,709	(66)	65	0
Euro-Buxl 30-Year Bond September Futures	09/2022	3	514	(43)	22	0
Euro-Schatz September Futures	09/2022	55	6,291	(20)	37	0
FTSE 100 Index September Futures	09/2022	13	1,127	(7)	0	(26)
FTSE/MIB Index September Futures	09/2022	1	111	(3)	0	(4)
Hang Seng Index July Futures	07/2022	2	277	(5)	0	(7)
IBEX 35 Index July Futures	07/2022	1	84	0	0	(2)
Japan Government 10-Year Bond September Futures	09/2022	10	10,953	104	10	(1)
Mini MSCI Emerging Markets Index September Futures	09/2022	105	5,264	12	0	(25)
Nikkei 225 Yen-denominated September Futures	09/2022	94	9,142	(390)	0	(123)
S&P/Toronto Stock Exchange 60 September Futures	09/2022	35	6,213	(315)	0	(75)
SPI 200 Index September Futures	09/2022	43	4,794	(48)	0	(165)
Topix Index September Futures	09/2022	10	1,379	(48)	0	(27)
U.S. Treasury 2-Year Note September Futures	09/2022	68	14,281	(45)	38	0
U.S. Treasury 10-Year Note September Futures	09/2022	134	15,883	151	136	0
U.S. Treasury 30-Year Bond September Futures	09/2022	3	416	(2)	5	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	33	5,093	(53)	77	0
United Kingdom Long Gilt September Futures	09/2022	12	1,665	0	51	0
Wheat September Futures	09/2022	15	663	(55)	0	(35)
WTI Crude December Futures	11/2023	29	2,415	29	0	(91)

$(3,449)	$555	$(1,924)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro STOXX 50 September Futures	09/2022	20	$(721)	$0	$0	$(31)
Euro-Bund 10-Year Bond September Futures	09/2022	52	(8,108)	1	76	0
Euro-OAT France Government 10-Year Bond September Futures	09/2022	11	(1,597)	12	0	(30)
Gold 100 oz. August Futures	08/2022	26	(4,699)	76	27	0
OMX Stockholm 30 Index July Futures	07/2022	1	(18)	1	0	0
U.S. Treasury 5-Year Note September Futures	09/2022	244	(27,389)	87	0	(171)

$177	$103	$(232)

Total Futures Contracts	$(3,272)	$658	$(2,156)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	3.556%	$500	$20	$0	$20	$0	$0
General Motors Co.	5.000	Quarterly	12/20/2026	2.634	500	94	(47)	47	0	(1)

$114	$(47)	$67	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

iTraxx Crossover 37 5-Year Index	(5.000)%	Quarterly	06/20/2027	EUR	100	$(6)	$9	$3	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$2,400	$35	$(35)	$0	$0	$0
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	EUR	200	3	(5)	(2)	0	(1)

$38	$(40)	$(2)	$0	$(1)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2022 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/21/2024	GBP	19,400	$(1,158)	$105	$(1,053)	$108	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2027		500	(44)	(14)	(58)	6	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		4,500	846	(54)	792	0	(82)
Receive	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026	INR	308,200	30	(213)	(183)	12	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026		308,200	157	26	183	0	(12)
Pay	1-Day INR-MIBOR Compounded-OIS	5.260	Semi-Annual	09/15/2026		6,900	(4)	(1)	(5)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	2,201,000	(112)	(32)	(144)	13	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		1,090,000	254	61	315	0	(14)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	12/15/2026	SGD	3,900	(142)	(30)	(172)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Annual	03/16/2024		$9,500	488	(36)	452	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	03/16/2027		1,600	26	98	124	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		200	16	1	17	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		19,300	(1,247)	327	(920)	108	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		1,100	(59)	6	(53)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		2,200	23	53	76	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,600	282	(47)	235	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	(10)	127	0	(6)
Pay	1-Year BRL-CDI	11.420	Maturity	01/02/2025	BRL	12,500	0	(55)	(55)	6	0
Pay	1-Year BRL-CDI	11.670	Maturity	01/02/2025		18,500	(10)	(55)	(65)	8	0
Pay	1-Year BRL-CDI	11.825	Maturity	01/02/2025		12,700	0	(38)	(38)	6	0
Pay	1-Year BRL-CDI	11.910	Maturity	01/02/2025		12,700	0	(34)	(34)	6	0
Pay	1-Year BRL-CDI	12.330	Maturity	01/02/2025		30,300	0	(34)	(34)	14	0
Receive	1-Year BRL-CDI	12.460	Maturity	01/02/2025		30,300	0	22	22	0	(14)
Pay	1-Year BRL-CDI	11.575	Maturity	01/04/2027		1,900	(7)	(1)	(8)	1	0
Pay(7)	3-Month CAD-Bank Bill	2.250	Semi-Annual	09/21/2052	CAD	900	(101)	(70)	(171)	6	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/15/2026	CNY	7,100	0	(3)	(3)	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.585	Quarterly	11/26/2025	COP	7,565,800	0	39	39	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	11/26/2025		8,099,800	0	39	39	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	4.920	Quarterly	08/26/2026		9,600,000	0	346	346	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	5.925	Quarterly	08/26/2026		9,400,000	0	(259)	(259)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.215	Quarterly	02/09/2027		3,729,400	37	28	65	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.930	Quarterly	09/18/2030		11,500,000	0	9	9	0	(8)
Pay	3-Month ILS-TELBOR	1.215	Annual	02/11/2027	ILS	13,200	0	(221)	(221)	31	0
Pay	3-Month KRW-KORIBOR	0.939	Quarterly	12/16/2025	KRW	3,002,800	(32)	(168)	(200)	3	0
Pay	3-Month KRW-KORIBOR	0.939	Quarterly	12/16/2025		3,002,800	176	24	200	0	(3)
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	03/16/2027		962,400	4	(36)	(32)	2	0
Pay	3-Month KRW-KORIBOR	1.268	Quarterly	03/17/2031		1,951,100	(25)	(220)	(245)	7	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		$4,100	(192)	411	219	0	(14)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026	ZAR	52,300	(19)	(126)	(145)	0	(3)
Pay	3-Month ZAR-JIBAR	7.178	Quarterly	04/26/2027		48,900	(114)	15	(99)	0	(4)
Pay	6-Month CLP-CHILIBOR	7.070	Semi-Annual	04/05/2024	CLP	3,545,800	0	(99)	(99)	8	0
Receive	6-Month CLP-CHILIBOR	7.950	Semi-Annual	06/28/2024		3,143,000	0	29	29	0	(1)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/14/2027	2,677,000	0	131	131	0	(9)
Receive	6-Month CLP-CHILIBOR	6.045	Semi-Annual	02/11/2027	1,075,200	0	41	41	0	(5)
Pay	6-Month CLP-CHILIBOR	6.205	Semi-Annual	03/03/2027	2,299,700	0	(70)	(70)	14	0
Pay	6-Month CLP-CHILIBOR	6.270	Semi-Annual	03/07/2027	1,597,800	0	(45)	(45)	9	0
Pay	6-Month CLP-CHILIBOR	6.280	Semi-Annual	03/07/2027	1,501,900	0	(42)	(42)	8	0
Receive	6-Month CLP-CHILIBOR	5.930	Semi-Annual	02/22/2032	1,073,500	0	42	42	0	(5)
Receive	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026	CZK	128,000	303	403	706	0	(71)
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2024	EUR	21,800	1,098	(137)	961	0	(99)
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027	2,700	(286)	(8)	(294)	36	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031	8,700	(891)	(568)	(1,459)	146	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	11,200	(1,628)	(529)	(2,157)	194	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	2,200	(342)	(441)	(783)	57	0
Receive	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	1,622,900	311	369	680	0	(50)
Receive	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	16,700	173	332	505	0	(43)
Pay	6-Month PLN-WIBOR	4.135	Annual	02/08/2027	9,200	(64)	(147)	(211)	27	0

$(2,116)	$(886)	$(3,002)	$850	$(515)

Total Swap Agreements	$(1,970)	$(964)	$(2,934)	$851	$(517)

(n)	Securities with an aggregate market value of $2,708 and cash of $12,628 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	Unsettled variation margin asset of $217 and liability of $(82) for closed future is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2022	$324	AUD	467	$0	$(2)
08/2022	AUD	467	$324	2	0
BOA	07/2022	CAD	368	291	5	0
07/2022	CHF	460	462	0	(20)
07/2022	DKK	4,982	709	7	0
07/2022	GBP	6,433	8,134	303	0
07/2022	HUF	42,620	112	0	(1)
07/2022	MXN	207	10	0	0
07/2022	$553	AUD	797	0	(3)
07/2022	574	CAD	745	5	0
07/2022	805	CLP	702,940	0	(41)
07/2022	250	DKK	1,690	0	(12)
07/2022	427	EUR	404	0	(4)
07/2022	559	GBP	442	0	(21)
07/2022	79	HUF	29,249	0	(2)
08/2022	AUD	797	$553	3	0
08/2022	PEN	19,358	4,914	0	(127)
08/2022	$709	DKK	4,971	0	(7)
09/2022	4,186	PEN	16,170	9	0
10/2022	1,030	COP	4,150,900	0	(48)
11/2022	1,168	ZAR	18,733	0	(31)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2022 (Unaudited)

	11/2022	ZAR	7,530		$474	17	0
	12/2022	PEN	2,453		642	11	0
BPS	07/2022	AUD	3,407		2,349	0	(2)
	07/2022	BRL	4,061		775	0	(1)
	07/2022	CAD	641		496	0	(2)
	07/2022	DKK	1,125		162	3	0
	07/2022	EUR	19,436		20,437	69	0
	07/2022	GBP	1,088		1,333	9	0
	07/2022	HUF	110,982		290	0	(3)
	07/2022	JPY	175,800		1,309	13	0
	07/2022	MXN	50,664		2,422	0	(97)
	07/2022		$1,470	AUD	2,117	0	(9)
	07/2022		807	BRL	4,061	0	(31)
	07/2022		566	CAD	718	0	(9)
	07/2022		1,310	CHF	1,256	5	0
	07/2022		594	DKK	4,240	4	0
	07/2022		2,530	EUR	2,371	1	(47)
	07/2022		518	GBP	428	3	0
	07/2022		7,136	JPY	951,300	0	(125)
	07/2022		2,215	MXN	44,508	0	(1)
	07/2022		17	PLN	74	0	0
	07/2022	ZAR	3,292		$207	5	0
	08/2022	GBP	5,764		7,003	0	(16)
	08/2022	INR	33,008		423	7	0
	08/2022	MXN	16,296		812	6	0
	08/2022	THB	7		0	0	0
	08/2022		$18,969	EUR	18,002	0	(69)
	08/2022		3,226	JPY	437,482	4	0
	08/2022		1,611	MXN	35,384	138	0
	08/2022		2,676	ZAR	43,888	11	(2)
	08/2022	ZAR	25,441		$1,593	36	0
	09/2022	MXN	44,508		2,182	0	(2)
	09/2022	TWD	2,005		72	4	0
	10/2022	PEN	7,971		1,953	0	(109)
	11/2022	ZAR	15,157		946	26	0
BRC	08/2022	JPY	575,000		4,505	254	0
	08/2022		$165	KRW	206,344	0	(5)
	08/2022		59	SGD	81	0	0
	09/2022		129	MYR	567	0	0
	10/2022		1,030	COP	4,146,378	0	(49)
	11/2022	ZAR	4,980		$310	8	0
CBK	07/2022	BRL	467		96	7	0
	07/2022	HUF	31,633		83	0	(1)
	07/2022	MXN	8,099		400	0	(3)
	07/2022	NZD	503		314	0	(1)
	07/2022		$486	AUD	675	0	(20)
	07/2022		89	BRL	467	0	0
	07/2022		790	JPY	105,300	0	(14)
	07/2022		394	MXN	8,000	4	0
	08/2022	IDR	1,114,283		$75	1	0
	08/2022	ILS	1,764		544	38	0
	08/2022	INR	13,455		172	2	0
	08/2022	KRW	407,907		328	11	0
	08/2022	PEN	2,716		718	12	0
	08/2022	TWD	5,640		191	1	0
	08/2022		$372	CLP	327,795	0	(18)
	08/2022		561	KRW	708,153	0	(11)
	08/2022		484	MXN	10,084	14	0
	08/2022		119	PEN	436	0	(6)
	08/2022		116	THB	4,057	0	(1)
	08/2022		247	TWD	7,301	0	(1)
	08/2022	ZAR	919		$59	3	0
	09/2022	COP	7,975,544		2,068	170	0
	10/2022		20,978,710		5,167	203	0
	10/2022	ILS	100		32	3	0
	11/2022		$2,520	PEN	10,004	61	0
	11/2022		362	ZAR	5,850	0	(7)
	11/2022	ZAR	12,259		$815	71	0
	12/2022	ILS	1,200		386	38	0
DUB	07/2022		$69	DKK	465	0	(3)
	08/2022	TWD	1,883		$63	0	0
	08/2022		$123	THB	4,266	0	(2)
GLM	07/2022	BRL	17,579		$3,402	43	0
	07/2022	CLP	657,208		761	46	0
	07/2022	HUF	27,034		75	4	0
	07/2022	MXN	19,116		936	0	(14)
	07/2022	PLN	241		53	0	(1)
	07/2022		$3,463	BRL	17,579	1	(104)
	07/2022		1,523	CLP	1,325,821	0	(81)
	07/2022		1,412	MXN	28,617	23	(13)
	07/2022		793	ZAR	12,694	0	(14)
	07/2022	ZAR	19,833		$1,234	17	0
	08/2022	INR	12,245		157	2	0
	08/2022	THB	2,787		79	0	0
	08/2022		$3,235	BRL	16,903	0	(33)
	08/2022		356	INR	27,827	0	(5)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2022 (Unaudited)

	08/2022		114	PEN	431	0	(2)
	08/2022	ZAR	9,751		$628	32	0
	09/2022	TWD	11,541		393	2	0
	09/2022		$787	HKD	6,161	0	0
	10/2022		1,394	MXN	28,539	0	0
	11/2022	COP	1,813,407		$427	0	0
	11/2022	ZAR	7,974		497	13	0
HUS	07/2022	AUD	9,862		6,797	3	(13)
	07/2022	BRL	4,049		807	33	0
	07/2022	EUR	1,098		1,143	0	(8)
	07/2022		$773	BRL	4,050	1	0
	07/2022		2,704	CAD	3,414	0	(52)
	07/2022		300	EUR	284	0	(2)
	07/2022		34	HUF	12,979	0	0
	07/2022		834	SEK	8,145	0	(38)
	08/2022	CLP	1,426,408		$1,702	159	0
	08/2022	INR	28,555		364	4	0
	08/2022	TWD	10,606		361	3	0
	08/2022		$5,850	AUD	8,493	14	0
	08/2022		428	CNH	2,871	1	0
	08/2022		202	TWD	5,870	0	(4)
	09/2022	JPY	740,209		$5,605	120	0
	09/2022		$392	MXN	8,003	0	0
	11/2022		1,110	ZAR	18,197	2	(8)
	05/2023		1,275	CNH	8,555	6	0
IND	08/2022	INR	7,987		$102	1	0
	08/2022	ZAR	836		52	1	0
JPM	07/2022	CZK	1,165		50	0	0
	07/2022	MXN	11,283		555	0	(5)
	07/2022		$3,235	CLP	2,815,523	0	(174)
	07/2022		103	CZK	2,450	1	0
	07/2022		839	ILS	2,899	0	(8)
	08/2022	KRW	125,702		$99	1	0
	08/2022	TWD	21,948		745	5	0
	08/2022		$188	CNH	1,262	1	0
	08/2022		474	SGD	651	0	(5)
	09/2022	TWD	2,374		$85	5	0
	11/2022		$321	ZAR	5,238	0	(3)
	12/2022	ILS	200		$65	7	0
MYI	07/2022	CLP	726,618		802	12	0
	07/2022	CZK	4,722		199	0	0
	07/2022	DKK	1,045		149	1	0
	07/2022	NOK	7,945		798	0	(9)
	07/2022		$112	DKK	757	0	(5)
	07/2022		1,527	GBP	1,264	12	0
	08/2022	AUD	106		$73	0	0
	08/2022	CNY	44,084		6,566	0	(17)
	08/2022	INR	55,438		710	10	0
	08/2022	KRW	162,697		128	1	0
	08/2022	TWD	18,300		627	10	0
	08/2022		$149	DKK	1,043	0	(1)
	08/2022		302	THB	10,406	0	(7)
	08/2022		241	TWD	7,032	0	(4)
	09/2022		27		765	0	(2)
	10/2022	COP	3,366,082		$846	50	0
RBC	07/2022	CLP	284,142		341	32	0
	08/2022		$1,593	JPY	216,081	2	0
	09/2022	HKD	747		$95	0	0
	09/2022	MXN	1,424		69	0	(1)
RYL	07/2022	SEK	600		59	1	0
	07/2022		$258	CLP	224,818	0	(14)
SCX	07/2022	BRL	3,988		$761	0	(1)
	07/2022	GBP	377		463	4	0
	07/2022	NOK	6,770		682	0	(6)
	07/2022		$776	BRL	3,988	0	(14)
	07/2022		126	ILS	425	0	(4)
	07/2022		911	SEK	8,890	0	(42)
	08/2022	CNY	70,564		$10,543	5	0
	08/2022	INR	4,151		53	1	0
	08/2022	TWD	20,618		702	7	0
	08/2022		$5,208	CAD	6,718	11	0
	08/2022		760	CNH	5,092	0	0
	08/2022		219	INR	17,157	0	(3)
	08/2022		1,648	JPY	223,469	2	0
	08/2022		106	KRW	136,913	0	0
	08/2022	ZAR	5,884		$382	22	0
	09/2022		$4,461	COP	17,920,016	0	(200)
	11/2022	COP	28,661,255		$6,743	0	(1)
	11/2022		$778	ZAR	12,483	0	(20)
	11/2022	ZAR	12,292		$817	71	0
SOG	07/2022		$18,783	EUR	17,475	0	(469)
	08/2022		120	INR	9,413	0	(1)
	08/2022	ZAR	211		$13	0	0
SSB	08/2022	KRW	448,244		352	4	0
	08/2022	TWD	8,488		293	7	0
	08/2022		$126	KRW	159,017	0	(3)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2022 (Unaudited)

08/2022	168	TWD	4,936	0	(2)
09/2022	182	MYR	797	0	(1)
10/2022	886	COP	3,411,020	0	(79)
TOR	07/2022	BRL	329	$63	0	0
07/2022	$69	BRL	329	0	(6)
07/2022	2,221	CAD	2,854	1	(5)
07/2022	25	HUF	9,019	0	(2)
08/2022	KRW	66,782	$53	1	0
UAG	07/2022	ILS	175	51	1	0
07/2022	$6,505	AUD	9,108	0	(219)
07/2022	292	HUF	102,261	0	(22)
07/2022	3,797	NOK	35,801	0	(162)
07/2022	3,784	ZAR	60,881	0	(48)
08/2022	PHP	687	$13	1	0
08/2022	ZAR	846	54	2	0
09/2022	MXN	61,879	3,089	49	0
09/2022	$285	HKD	2,235	0	0
10/2022	MXN	17,102	$836	1	0
11/2022	$38	ZAR	609	0	(1)
11/2022	ZAR	17,630	$1,124	54	0

Total Forward Foreign Currency Contracts	$2,533	$(2,944)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(308)	$(92)

Total Written Options	$(308)	$(92)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,600	$(48)	$42	$0	$(6)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,369	(532)	525	0	(7)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	209	0	(26)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	71	0	(10)

$(896)	$847	$0	$(49)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	2.750%	Quarterly	12/15/2026	MYR	3,000	$(7)	$(24)	$0	$(31)
Pay	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027	29,800	(39)	(212)	0	(251)
CBK	Pay	3-Month KRW-KORIBOR	1.430	Quarterly	07/01/2029	KRW	100	0	0	0	0
GLM	Pay	6-Month THB-THBFIX	1.750	Semi-Annual	06/15/2027	THB	60,900	(34)	(43)	0	(77)
MYC	Pay	6-Month THB-THBFIX	1.000	Semi-Annual	09/15/2026	222,900	(55)	(359)	0	(414)

$(135)	$(638)	$0	$(773)

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	DWRTFT Index	93	1.990% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	$1,092	$0	$1	$1	$0
BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	12/20/2022	100	0	1	1	0
Pay	DWRTFT Index	246	1.980% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/15/2023	2,888	0	3	3	0
FBF	Pay	Swiss Market Index	10	0.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/16/2022	CHF	104	0	(2)	0	(2)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2022 (Unaudited)

JPM	Receive	NDUEACWF Index	19,543	1.270% (1-Month USD-LIBOR less a specified spread)	Monthly	09/07/2022	$6,088	0	(3)	0	(3)
	Pay	NDUEACWF Index	37,467	1.690% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/07/2022	11,671	0	11	11	0
	Pay	JPPMGSHP Index	67,755	0.600% (1-Month USD-LIBOR less a specified spread)	Monthly	06/07/2023	5,500	0	1	1	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	09/20/2022	100	0	(5)	0	(5)
MYI	Receive	NDUEEGF Index	8,718	1.270% (1-Month USD-LIBOR less a specified spread)	Monthly	09/07/2022	4,368	0	(3)	0	(3)
	Receive	NDUEEGF Index	8,718	1.410% (1-Month USD-LIBOR less a specified spread)	Monthly	12/07/2022	4,368	0	(3)	0	(3)
	Receive	NDUEEGF Index	8,718	1.530% (1-Month USD-LIBOR less a specified spread)	Monthly	03/08/2023	4,368	0	(4)	0	(4)
	Receive	NDUEEGF Index	8,718	1.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/07/2023	4,665	0	(301)	0	(301)
SOG	Pay	DWRTFT Index	818	1.510% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	9,603	0	13	13	0
	Pay	DWRTFT Index	199	1.960% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/05/2023	2,348	0	15	15	0

								$0	$(276)	$45	$(321)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3M Co.	6,600	0.480% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	$860	$0	$6	$6	$0
	Pay	Allison Transmission Holdings, Inc.	8,300	1.480% (1-Month USD-LIBOR less a specif6ied spread)	Monthly	06/28/2023	321	0	2	2	0
	Pay	Fastenal Co.	17,100	1.480% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	841	0	(13)	0	(13)
	Pay	Illinois Tool Works, Inc.	4,700	1.480% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	860	0	9	9	0
	Pay	JB Hunt Transport Services, Inc.	1,900	1.480% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	300	0	1	1	0
	Pay	Knight-Swift Transportation Holdings, Inc.	6,700	1.480% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	309	0	(1)	0	(1)
	Pay	Old Dominion Freight Line, Inc.	1,200	1.480% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	301	0	(7)	0	(7)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	Watsco, Inc.	3,700	1.480% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	882	0	(1)	0	(1)
Pay	WW Grainger, Inc.	1,900	1.480% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2023	856	0	(7)	0	(7)

							$0	$(11)	$18	$(29)

Total Swap Agreements							$(1,031)	$(78)	$63	$(1,172)

(p)

Securities with an aggregate market value of $2,072 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)					Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments					$0	$469	$822		$1,291
Corporate Bonds & Notes
Banking & Finance					0	5,566	0		5,566
Industrials					0	6,697	0		6,697
Utilities					0	1,932	0		1,932
Convertible Bonds & Notes
Industrials					0	661	0		661
U.S. Government Agencies					0	31,649	0		31,649
U.S. Treasury Obligations					0	13,922	0		13,922
Non-Agency Mortgage-Backed Securities					0	4,442	0		4,442
Asset-Backed Securities					0	31,583	0		31,583
Sovereign Issues					0	28,665	0		28,665
Common Stocks
Communication Services					3,894	0	0		3,894
Financials					2,515	0	0		2,515
Health Care					12,363	0	0		12,363
Industrials					4,611	0	0		4,611
Information Technology					8,651	0	0		8,651
Materials					1,413	0	0		1,413
Utilities					1,239	0	0		1,239
Preferred Securities
Banking & Finance					0	903	0		903
Real Estate Investment Trusts
Real Estate					16,428	0	0		16,428
Short-Term Instruments
Repurchase Agreements					0	13,288	0		13,288
Argentina Treasury Bills					0	88	0		88
Israel Treasury Bills					0	428	0		428
Japan Treasury Bills					0	9,694	0		9,694
U.S. Treasury Bills					0	10,052	0		10,052

					$51,114	$160,039	$822		$211,975
Investments in Affiliates, at Value
Mutual Funds					6,056	0	0		6,056
Short-Term Instruments
Central Funds Used for Cash Management Purposes					76,635	0	0		76,635

					$82,691	$0	$0		$82,691

Total Investments					$133,805	$160,039	$822		$294,666

Short Sales, at Value - Liabilities
U.S. Government Agencies					$0	$(12,720)	$0		$(12,720)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					402	1,107	0		1,509

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2022 (Unaudited)

Over the counter	0	2,596	0	2,596

	$402	$3,703	$0	$4,105
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,985)	(688)	0	(2,673)
Over the counter	0	(4,208)	0	(4,208)

	$(1,985)	$(4,896)	$0	$(6,881)

Total Financial Derivative Instruments	$(1,583)	$(1,193)	$0	$(2,776)

Totals	$132,222	$146,126	$822	$279,170

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO GNMA and Government Securities Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 206.8% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Preferred Term Securities Ltd. 3.057% (US0003M + 0.860%) due 07/03/2033 ~	$150	$140

Total Corporate Bonds & Notes (Cost $121)		140

U.S. GOVERNMENT AGENCIES 189.4%
Fannie Mae
0.200% due 02/25/2043 •(a)	450	3
1.009% due 07/25/2044 ~(a)	397	16
1.012% due 10/25/2046 ~(a)	96	4
1.029% due 01/25/2045 ~(a)	272	12
1.038% due 03/25/2045 ~(a)	575	24
1.101% due 07/25/2052 ~(a)	302	10
1.174% due 04/25/2046 ~(a)	253	14
1.230% due 04/25/2055 ~(a)	491	18
1.267% due 07/25/2044 ~(a)	326	10
1.291% due 08/25/2054 ~(a)	443	18
1.296% due 08/25/2055 ~(a)	291	13
1.298% due 09/25/2045 ~(a)	306	13
1.401% due 08/25/2044 ~(a)	218	10
1.414% due 07/25/2045 ~(a)	1,205	58
1.719% due 08/25/2024 ~	31	31
2.074% due 02/25/2049 •	292	292
2.274% due 02/01/2042 •	181	184
2.314% due 10/25/2042 •	97	82
2.324% due 10/25/2037 •	956	967
2.352% due 05/01/2038 •	1,044	1,075
2.358% due 01/25/2031 ~(a)	590	69
2.405% due 10/01/2037 •	1,860	1,931
2.431% due 05/01/2035 •	156	162
2.526% due 09/01/2041 •	287	298
2.722% due 01/01/2036 •	303	314
2.947% due 12/25/2040 ~	427	442
3.000% due 09/25/2039 - 12/25/2048 (a)	1,737	180
3.000% due 03/25/2043 - 05/01/2058	4,195	3,944
3.105% due 01/01/2048 •	5,636	5,573
3.142% due 10/25/2040 ~	539	550
3.252% due 04/25/2042 ~	401	389
3.465% due 05/25/2042 ~	1,240	1,239
3.492% due 08/01/2049 •	1,286	1,289
3.500% due 08/01/2032 - 01/01/2059	13,696	13,337
3.500% due 08/25/2043 - 04/25/2046 (a)	246	29
3.575% due 02/01/2026	1,000	998
3.737% due 05/25/2042 ~	636	640
3.750% due 02/01/2029	3,776	3,809
3.820% due 01/01/2029	781	797
3.826% due 11/25/2031 ~	2,557	2,645
3.831% due 01/25/2042 ~	1,582	1,550
3.915% due 03/25/2042 ~	859	847
3.938% due 11/25/2040 •(a)	3,305	286
4.000% due 06/01/2033 - 07/01/2034	1,060	1,059
4.000% due 06/25/2044 (a)	58	7
4.376% (US0001M + 6.000%) due 11/25/2049 ~(a)	367	66
4.426% due 08/25/2049 •(a)	3,675	511
4.500% due 09/01/2028 - 09/01/2048	797	788
4.526% due 08/25/2042 •(a)	679	60
4.576% due 11/25/2044 •(a)	2,128	338
4.576% (US0001M + 6.200%) due 06/25/2048 ~(a)	3,534	548
5.000% due 12/01/2035 - 10/01/2036	17	17
5.320% due 10/01/2043	203	211
5.500% due 12/01/2032 - 10/01/2038	146	148
5.514% due 06/25/2043 •(a)	1,037	165
6.000% due 04/01/2032 - 10/01/2048	136	139
6.500% due 09/01/2036	8	8
6.500% due 04/25/2038 (a)	63	20
6.856% due 10/25/2045 •	283	204
Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(d)	6,126	4,689
0.654% due 10/15/2037 ~(a)	38	1
0.718% due 10/15/2037 ~(a)	90	3

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2022 (Unaudited)

0.835% due 05/15/2037 ~(a)	70	3
1.039% due 11/25/2022 ~(a)	6,189	11
1.084% due 10/15/2041 ~(a)	166	6
1.144% due 08/15/2041 ~(a)	81	3
1.150% due 10/15/2037 - 04/15/2038 •	2,044	2,032
1.151% due 03/15/2037 ~(a)	93	4
1.183% due 11/15/2038 ~(a)	252	10
1.250% due 12/15/2044	10,044	8,865
1.256% due 08/15/2036 ~(a)	144	4
1.288% due 02/15/2038 ~(a)	174	6
1.334% due 11/15/2036 ~(a)	252	15
1.432% due 06/15/2038 ~(a)	190	10
1.824% (US0001M + 0.500%) due 06/15/2042 ~	769	769
2.009% due 11/01/2036 •	364	375
2.174% due 01/25/2050 •	195	195
2.240% due 11/01/2041 •	952	979
2.280% due 09/01/2034 •	622	645
2.392% due 10/01/2039 •	1,047	1,072
2.500% due 08/15/2027 - 01/15/2040 (a)	953	31
2.700% due 08/01/2023	2,463	2,461
2.700% due 05/01/2031 •	5	5
3.000% due 11/15/2027 - 06/25/2050 (a)	33,421	5,396
3.000% due 07/01/2043 - 12/25/2046	5,454	5,211
3.500% due 01/15/2043 - 08/15/2045 (a)	1,176	194
3.500% due 12/25/2046 - 03/01/2049	3,616	3,520
3.564% due 07/25/2033 ~	730	720
3.579% due 01/01/2050 •	1,369	1,369
4.000% due 07/15/2034 - 11/15/2042 (a)	1,514	223
4.000% due 04/01/2041 - 01/01/2049	12,112	12,201
4.500% due 04/01/2025 - 11/01/2048	1,116	1,132
5.000% due 07/01/2033 - 03/01/2049	1,899	1,985
5.500% due 09/01/2034 - 03/01/2041	144	150
6.000% due 08/01/2023	2	2
6.426% (US0001M + 7.750%) due 02/15/2027 ~(a)	376	22
7.500% due 08/15/2029 (a)	1	0
8.469% due 10/15/2035 •	392	359
9.435% (US0001M + 12.267%) due 05/15/2035 ~	519	483
11.753% (US0001M + 16.000%) due 05/15/2041 ~	3,527	3,241
Ginnie Mae
0.000% due 03/20/2034 - 12/20/2040 (b)(d)	3,047	2,745
0.000% due 10/16/2042 - 08/16/2052 ~(a)	5,837	0
0.010% due 11/16/2051 ~(a)	3,183	0
0.196% due 11/16/2043 ~(a)	921	1
0.678% due 12/20/2045 ~(a)	173	5
0.680% due 11/20/2045 ~(a)	326	7
0.708% due 09/20/2045 ~(a)	477	8
0.725% due 06/20/2042 ~(a)	326	10
0.727% due 08/20/2045 ~(a)	170	3
0.775% due 06/20/2042 ~(a)	301	7
0.859% due 06/20/2043 ~(a)	296	9
1.250% due 12/20/2050	17,597	15,078
1.362% due 11/20/2036 •	14,687	14,638
1.383% due 09/20/2062 •	4	4
1.412% due 06/20/2036 •	10,488	10,464
1.451% due 05/20/2061 •	843	843
1.483% due 08/20/2061 •	7	7
1.503% due 10/20/2065 •	6	6
1.603% due 06/20/2066 •	636	634
1.625% due 08/20/2045 •	163	162
1.853% due 07/20/2070 - 08/20/2070 •	101,954	102,712
1.875% due 06/20/2038 •	44	44
2.000% due 02/20/2051 (a)	12,897	1,596
2.000% due 04/20/2052 (f)	21,046	18,226
2.053% due 09/20/2070 - 01/20/2071 •	54,009	54,835
2.053% (US0001M + 1.250%) due 12/20/2070 ~	19,761	20,054
2.103% due 09/20/2063 •	1,008	1,011
2.218% due 04/20/2061 •	1,690	1,708
2.405% due 05/20/2043 •	448	380
2.444% due 03/20/2058 •	2,043	2,044
2.500% due 09/20/2027 - 08/20/2051 (a)	20,643	3,057
2.500% due 06/15/2043 - 11/20/2050	15,986	14,502
2.500% due 03/20/2051 (f)	62,839	57,293
2.526% due 12/20/2070 •(f)	10,496	10,773
2.621% due 05/20/2061 •	1,550	1,553
2.625% due 02/20/2030 - 01/20/2034 •	166	165
3.000% due 11/20/2026 - 01/20/2052	49,405	46,116
3.000% due 01/20/2029 - 09/20/2051 (a)	7,868	1,093
3.000% due 02/20/2050 - 01/20/2052 (f)	37,068	35,810
3.150% due 11/15/2042 - 12/20/2042	528	504
3.250% due 05/15/2042	675	659
3.500% due 11/20/2034 - 01/20/2052	72,518	71,394
3.500% due 08/20/2042 - 09/20/2046 (a)	1,019	140
3.500% due 07/20/2051 - 02/20/2052 (f)	140,472	136,720
3.740% due 04/20/2042	30	29
3.750% due 06/20/2045 - 12/20/2045	2,964	2,964
4.000% due 04/15/2025 - 07/20/2051	31,464	31,759

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2022 (Unaudited)

4.000% due 10/20/2043 (a)	61	8
4.000% due 01/20/2048 (f)	1,614	1,636
4.050% due 04/15/2040 - 11/15/2040	1,145	1,164
4.284% due 01/20/2031 ~	1,605	1,631
4.455% due 09/20/2049 •(a)	2,312	327
4.500% due 04/15/2030 - 05/20/2050	52,655	54,349
4.790% due 02/20/2040	112	115
4.875% due 08/15/2039 - 10/15/2040	255	264
5.000% due 12/20/2032 - 11/20/2049	7,617	7,981
5.000% due 08/20/2048 (f)	1,606	1,659
5.250% due 05/15/2033 - 08/20/2039	467	487
5.270% due 06/15/2034	57	59
5.380% due 08/15/2034	63	66
5.475% due 06/15/2035	131	137
5.500% due 05/15/2023 - 05/20/2049	6,942	7,272
5.520% due 06/15/2034 - 02/15/2035	146	152
5.530% due 05/15/2035	103	108
5.570% due 03/15/2035	75	78
5.680% due 12/15/2034	138	146
5.720% due 12/15/2034	56	59
5.750% due 09/15/2033	8	9
5.820% due 04/15/2034 - 12/15/2034	152	160
5.870% due 10/15/2034	62	65
5.875% due 10/15/2033	126	133
5.930% due 10/15/2034	95	100
5.970% due 08/15/2034	58	61
6.000% due 05/15/2023 - 04/20/2048	6,607	7,155
6.020% due 01/15/2034	68	72
6.075% due 01/15/2034	141	149
6.250% due 01/15/2029 - 03/15/2029	27	29
6.500% due 09/15/2023 - 08/20/2048	1,452	1,528
6.700% due 07/20/2026	12	13
6.856% due 09/20/2045 •	519	391
7.000% due 11/15/2022 - 12/20/2038	842	864
7.250% due 12/15/2025 - 11/15/2027	3	4
7.500% due 12/15/2022 - 10/15/2035	273	279
7.750% due 09/15/2026 - 10/15/2026	2	2
8.000% due 11/15/2022 - 07/15/2031	198	203
8.500% due 12/15/2022 - 03/20/2025	1	1
Ginnie Mae, TBA
2.000% due 07/01/2052	66,000	58,632
2.500% due 07/01/2052	76,000	69,576
3.000% due 07/01/2052	93,050	87,751
3.500% due 07/01/2052	129,250	125,615
4.000% due 07/01/2052 - 08/01/2052	115,550	114,906
4.500% due 08/01/2052	136,220	137,742
5.000% due 07/01/2052	7,000	7,247
Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	541	451
2.000% due 07/01/2028 - 04/01/2036	6,906	6,488
2.500% due 01/01/2028 - 04/01/2052	34,362	31,363
3.000% due 04/01/2031 - 04/01/2052	56,973	53,664
3.000% due 02/01/2050 - 04/01/2052 (f)	109,914	102,901
3.500% due 05/01/2024 - 04/01/2052	46,823	45,736
3.500% due 04/01/2047 (f)	8,977	8,822
4.000% due 05/01/2033 - 06/01/2049	31,454	31,703
4.000% due 10/01/2048 (f)	10,827	10,843
4.500% due 01/01/2026 - 01/01/2049	9,133	9,335
5.000% due 04/01/2027 - 03/01/2049	176	182
5.500% due 02/01/2027 - 11/01/2039	110	119
6.000% due 07/01/2036 - 11/01/2040	1,120	1,208
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2052 - 09/01/2052	61,200	56,999
3.500% due 07/01/2037 - 08/01/2052	102,550	98,703
4.000% due 07/01/2037	10,200	10,292
4.500% due 07/01/2052	50,000	50,205

Total U.S. Government Agencies (Cost $2,060,690)		1,978,034

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.7%
AREIT Trust 3.508% due 04/15/2037 •	420	407
Bear Stearns Structured Products, Inc. Trust 3.490% due 01/26/2036 ^~	939	778
Credit Suisse First Boston Mortgage Securities Corp. 1.081% due 03/25/2032 ~	6	5
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	1,333	1,140
4.786% due 05/27/2053 ~	1,599	1,612
GCAT LLC 2.981% due 09/25/2025 þ	1,084	1,066
Ginnie Mae
2.000% due 10/20/2050 (a)	32,503	4,193
2.000% due 01/20/2051 (a)	24,052	2,808
2.500% due 01/20/2051 (a)	27,687	4,378
2.500% due 09/20/2051 (a)	9,436	1,505

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2022 (Unaudited)

3.500% due 01/20/2052	1,896	1,705
4.705% due 10/20/2050 •(a)	2,591	411
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	2,012	1,728
2.500% due 02/25/2052 ~	4,370	3,754
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	5,700	5,602
JP Morgan Mortgage Trust
2.524% due 12/25/2049 •	1,144	1,108
3.000% due 05/25/2052 ~	23,052	20,451
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	2,132	2,034
3.498% due 10/25/2041 «	1,796	1,753
4.250% due 09/29/2046 «	4,167	4,113
La Hipotecaria Panamanian Mortgage Trust
2.750% due 09/08/2039 «•	6,013	5,831
3.508% due 11/24/2042 «•	3,051	3,014
MFA Trust 1.381% due 04/25/2065 ~	4,770	4,598
Mortgage Equity Conversion Asset Trust
3.280% (H15T1Y + 0.500%) due 05/25/2042 ~	13,271	12,979
3.300% (H15T1Y + 0.470%) due 02/25/2042 ~	4,432	4,066
Structured Asset Mortgage Investments Trust 2.255% due 09/19/2032 •	8	8
UBS-Barclays Commercial Mortgage Trust 1.224% due 04/10/2046 ~(a)	23,197	71
Wells Fargo Commercial Mortgage Trust 1.768% due 10/15/2045 ~(a)	2,259	0

Total Non-Agency Mortgage-Backed Securities (Cost $94,415)		91,118

ASSET-BACKED SECURITIES 6.9%
Anchorage Capital CLO Ltd. 2.094% due 07/15/2030 •	5,900	5,832
Arbor Realty Commercial Real Estate Notes Ltd. 2.674% (US0001M + 1.350%) due 11/15/2036 ~	10,000	9,694
Atlas Senior Loan Fund Ltd. 2.274% due 11/17/2027 •	1,141	1,131
Centex Home Equity Loan Trust 1.924% (US0001M + 0.300%) due 01/25/2032 ~	8	8
Home Equity Asset Trust 2.224% (US0001M + 0.600%) due 11/25/2032 ~	3	2
Marathon CLO Ltd. 2.194% due 04/15/2029 •	2,357	2,328
Marble Point CLO Ltd. 2.084% due 10/15/2030 •	5,800	5,716
MKS CLO Ltd. 2.063% (US0003M + 1.000%) due 07/20/2030 ~	2,400	2,371
Sound Point CLO Ltd.
2.113% due 10/20/2028 •	7,040	6,956
2.164% due 07/25/2030 •	10,800	10,622
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	2,770	2,576
2.710% due 01/25/2060 ~	2,374	2,285
Tralee CLO Ltd. 2.383% due 07/20/2029 •	2,891	2,870
Venture CLO Ltd.
1.963% due 10/20/2028 •	3,221	3,183
2.163% (US0003M + 1.100%) due 01/20/2029 ~	8,077	7,999
2.401% due 09/07/2030 •	6,200	6,116
Wellfleet CLO Ltd. 1.953% due 04/20/2029 •	2,349	2,333

Total Asset-Backed Securities (Cost $73,473)		72,022

SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (e) 0.1%		567

U.S. TREASURY BILLS 1.7%
1.461% due 07/26/2022 - 09/15/2022 (c)(d)(i)	17,529	17,498

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $18,062)		18,065

Total Investments in Securities (Cost $2,246,761)		2,159,379

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	291,828	2,832

Total Short-Term Instruments (Cost $2,832)		2,832

Total Investments in Affiliates (Cost $2,832)		2,832

Total Investments 207.1% (Cost $2,249,593)		$2,162,211
Financial Derivative Instruments (g)(h) 0.2%(Cost or Premiums, net $(2,160))		1,887
Other Assets and Liabilities, net (107.3)%		(1,119,830)

Net Assets 100.0%		$1,044,268

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$567	U.S. Treasury Notes 3.000% due 06/30/2024		$(578)	$567	$567

Total Repurchase Agreements							$(578)	$567	$567

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOS				1.300%	06/13/2022	07/14/2022	$(83,897)		$(83,951)
				1.300	07/01/2022	07/14/2022	(54,561)		(54,561)
FAR				1.300	06/13/2022	07/14/2022	(45,362)		(45,392)
TDM				1.290	06/13/2022	07/14/2022	(186,244)		(186,364)

Total Reverse Repurchase Agreements									$(370,268)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (33.7)%
Ginnie Mae, TBA					4.500%	07/01/2052	50,000	$(50,463)	$(50,750)
Uniform Mortgage-Backed Security, TBA					1.500	07/01/2037	1,000	(912)	(910)
Uniform Mortgage-Backed Security, TBA					2.000	07/01/2037	22,900	(21,411)	(21,381)
Uniform Mortgage-Backed Security, TBA					2.000	08/01/2052	64,704	(55,772)	(56,111)
Uniform Mortgage-Backed Security, TBA					2.500	07/01/2037	3,925	(3,737)	(3,749)
Uniform Mortgage-Backed Security, TBA					2.500	07/01/2052	42,325	(38,318)	(38,076)
Uniform Mortgage-Backed Security, TBA					2.500	08/01/2052	91,525	(82,317)	(82,241)
Uniform Mortgage-Backed Security, TBA					3.000	07/01/2037	5,600	(5,493)	(5,472)
Uniform Mortgage-Backed Security, TBA					3.000	07/01/2052	39,700	(36,457)	(36,986)
Uniform Mortgage-Backed Security, TBA					3.000	08/01/2052	41,800	(38,962)	(38,900)
Uniform Mortgage-Backed Security, TBA					4.000	07/01/2052	17,493	(17,513)	(17,255)

Total Short Sales (33.7)%								$(351,355)	$(351,831)

(f)							Securities with an aggregate market value of $384,405 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(317,478) at a weighted average interest rate of 0.751%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2022	339	$40,182		$(257)	$344	$0

Total Futures Contracts							$(257)		$344	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.200%	Annual	04/29/2023	$71,300	$3	$1,707	$1,710	$0	$(27)
Receive	1-Day USD-SOFR Compounded-OIS	2.705	Annual	06/16/2024	1,230	5	1	6	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	32,014	122	(2,858)	(2,736)	203	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	138,700	(5,483)	(3,499)	(8,982)	940	0
Pay	1-Day USD-SOFR Compounded-OIS	2.198	Annual	06/08/2032	6,200	(66)	(250)	(316)	52	0
Pay	1-Day USD-SOFR Compounded-OIS	2.204	Annual	06/08/2032	6,200	(66)	(246)	(312)	52	0
Receive	1-Day USD-SOFR Compounded-OIS	2.314	Annual	06/08/2032	14,700	138	462	600	0	(124)
Receive	1-Day USD-SOFR Compounded-OIS	2.373	Annual	06/08/2032	9,400	87	248	335	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032	3,500	37	84	121	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	2.436	Annual	06/08/2032	4,600	44	94	138	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	2.451	Annual	06/08/2032	6,500	62	125	187	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	64,200	4,824	985	5,809	0	(523)
Receive	1-Day USD-SOFR Compounded-OIS	2.553	Annual	06/15/2032	18,000	37	329	366	0	(154)
Receive	1-Day USD-SOFR Compounded-OIS	2.516	Annual	06/16/2032	1,230	22	7	29	0	(10)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032	25,000	0	2,091	2,091	0	(206)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023	697,900	240	19,874	20,114	0	(421)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024	200,600	1,589	9,999	11,588	0	(422)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	03/03/2025	165,100	161	6,837	6,998	0	(535)
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	04/05/2025	165,100	188	7,325	7,513	0	(554)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	05/04/2025	84,400	100	3,621	3,721	0	(302)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	65,010	(3,578)	(5,513)	(9,091)	392	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	153,400	948	(14,906)	(13,958)	985	0
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	02/09/2032	5,900	27	466	493	0	(49)

Total Swap Agreements						$(559)	$26,983	$26,424	$2,624	$(3,534)

Cash of $23,808 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1) This instrument has a forward starting effective date.
(h)								FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	2.313%	07/06/2022	131,000	$508	$5,566
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	2.770	08/04/2022	4,000	37	61
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	2.880	08/04/2022	8,300	108	91

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2022 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	08/04/2022	6,000	66	42
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.043	08/04/2022	1,000	11	6
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	09/14/2022	20,500	215	372
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	09/14/2022	20,500	215	73
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	04/06/2023	2,700	57	54
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	04/14/2023	2,700	64	64
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.955	09/14/2022	20,500	229	527
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.655	09/14/2022	20,500	229	48
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.898	08/04/2022	7,000	91	72
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.348	04/13/2023	2,700	54	57
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	04/20/2023	2,500	61	66
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	04/20/2023	2,500	56	61
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/21/2023	2,800	82	77
NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.851	08/04/2022	6,300	67	75
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.859	08/04/2022	2,500	27	29

$2,177	$7,341

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2052	$91.875	09/07/2022	29,500	$207	$54
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	91.797	08/04/2022	30,000	141	18
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	94.313	08/04/2022	30,000	124	19
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	94.547	08/04/2022	29,500	115	21
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	95.859	08/04/2022	39,000	110	59
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	96.453	08/04/2022	81,000	278	44
JPM	Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052	112.000	09/07/2022	28,000	1	0
Put - OTC Ginnie Mae, TBA 2.000% due 08/01/2052	65.000	08/04/2022	66,000	2	0
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2052	67.000	08/04/2022	76,000	3	0
Put - OTC Ginnie Mae, TBA 3.000% 08/01/2052	68.000	08/04/2022	143,000	6	0
Put - OTC Ginnie Mae, TBA 3.500% 08/01/2052	70.000	08/04/2022	110,000	4	0
Put - OTC Ginnie Mae, TBA 4.500% 08/01/2052	74.000	08/04/2022	136,000	5	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2052	112.000	08/04/2022	66,000	2	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2052	114.000	08/04/2022	17,000	1	0
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	115.000	08/04/2022	20,000	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	70.000	08/04/2022	226,000	9	0
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	117.000	08/04/2022	120,000	5	0
MSC	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2052	92.938	09/07/2022	21,500	136	63
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	91.664	07/07/2022	3,000	31	53
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	91.703	07/07/2022	3,000	31	54
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	75.000	09/07/2022	150,000	6	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	75.000	08/04/2022	55,000	2	0
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	125.000	09/07/2022	43,000	2	0

$1,222	$385

Total Purchased Options	$3,399	$7,726

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2022 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.680%	07/07/2022	2,200	$(30)	$(27)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	07/07/2022	2,200	(31)	(25)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.230	08/04/2022	19,500	(97)	(62)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.481	08/04/2022	14,200	(114)	(18)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.483	08/04/2022	32,400	(277)	(41)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.491	08/04/2022	17,300	(133)	(21)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.255	09/07/2022	13,500	(136)	(82)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.490	09/07/2022	16,500	(197)	(53)
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.911	08/04/2022	3,800	(32)	(38)
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/06/2023	14,800	(56)	(61)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/14/2023	14,500	(62)	(61)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.074	08/04/2022	3,800	(30)	(21)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/13/2023	14,500	(52)	(60)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/20/2023	28,000	(118)	(91)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/21/2023	15,500	(82)	(51)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.498	08/04/2022	17,300	(138)	(21)

$(1,585)	$(733)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	$92.703	09/07/2022	20,500	$(237)	$(281)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	93.563	09/07/2022	28,000	(210)	(263)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.438	09/07/2022	25,000	(145)	(149)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.703	09/07/2022	24,500	(160)	(125)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	98.297	07/07/2022	12,500	(78)	(20)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.141	07/07/2022	22,000	(151)	(137)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.250	08/04/2022	12,000	(60)	(41)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.750	08/04/2022	12,500	(59)	(61)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.828	08/04/2022	18,000	(96)	(92)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	100.313	08/04/2022	8,000	(25)	(57)
JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.141	09/07/2022	12,500	(47)	(82)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.156	09/07/2022	23,000	(81)	(153)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	44,000	(165)	(367)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	101.141	09/07/2022	12,500	(31)	(52)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	92.773	09/07/2022	2,500	(29)	(33)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	96.906	08/04/2022	9,000	(45)	(114)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	95.594	08/04/2022	4,500	(12)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.867	08/04/2022	5,000	(24)	(26)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.906	08/04/2022	3,500	(19)	(19)
MSC	Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052	91.359	09/07/2022	9,500	(64)	(47)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	91.219	09/07/2022	26,000	(343)	(606)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2022 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	26,500	(182)	(168)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	98.234	09/07/2022	25,500	(143)	(111)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.406	09/07/2022	11,000	(39)	(82)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	12,000	(46)	(100)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	100.234	09/07/2022	25,500	(116)	(205)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	90.156	09/07/2022	15,000	(204)	(472)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	91.375	09/07/2022	19,500	(256)	(432)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.688	09/07/2022	17,500	(104)	(90)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.563	07/07/2022	10,500	(54)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	100.281	07/07/2022	24,800	(122)	(53)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.281	08/04/2022	2,000	(9)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.844	08/04/2022	5,500	(29)	(29)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.906	08/04/2022	9,500	(24)	(51)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	101.281	08/04/2022	2,000	(6)	(4)

$(3,415)	$(4,540)

Total Written Options	$(5,000)	$(5,273)

(i)

Securities with an aggregate market value of $2,960 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$140	$0	$140
U.S. Government Agencies	0	1,978,034	0	1,978,034
Non-Agency Mortgage-Backed Securities	0	74,372	16,746	91,118
Asset-Backed Securities	0	72,022	0	72,022
Short-Term Instruments
Repurchase Agreements	0	567	0	567
U.S. Treasury Bills	0	17,498	0	17,498

$0	$2,142,633	$16,746	$2,159,379
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,832	$0	$0	$2,832

Total Investments	$2,832	$2,142,633	$16,746	$2,162,211

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(351,831)	$0	$(351,831)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,968	0	2,968
Over the counter	0	7,726	0	7,726

$0	$10,694	$0	$10,694
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,534)	0	(3,534)
Over the counter	0	(5,273)	0	(5,273)

$0	$(8,807)	$0	$(8,807)

Total Financial Derivative Instruments	$0	$1,887	$0	$1,887

Totals	$2,832	$1,792,689	$16,746	$1,812,267

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2022 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022 (1)

Investments in Securities, at Value
U.S. Government Agencies	$1,791	$0	$(660)	$0	$10	$(21)	$0	$(1,120)	$0	$0
Non-Agency Mortgage-Backed Securities	17,829	0	(702)	1	5	(387)	0	0	16,746	(386)

Totals	$19,620	$0	$(1,362)	$1	$15	$(408)	$0	$(1,120)	$16,746	$(386)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities		$16,746	Proxy Pricing			Base Price			96.130 - 104.564	99.673

Total		$16,746

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO High Yield Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.5%
AP Core Holdings LLC 7.166% (LIBOR03M + 5.500%) due 09/01/2027 ~	$15,050	$14,207
APi Group DE, Inc. 4.166% (LIBOR03M + 2.500%) due 10/01/2026 ~	4,966	4,781
Caesars Resort Collection LLC 4.416% (LIBOR03M + 2.750%) due 12/23/2024 ~	7,769	7,500
CommScope, Inc. 4.916% (LIBOR03M + 3.250%) due 04/06/2026 ~	9,534	8,613
Da Vinci Purchaser Corp. 6.250% (LIBOR03M + 4.000%) due 01/08/2027 ~	10,807	10,281
Diamond Sports Group LLC 4.431% due 08/24/2026	7,295	1,744
DirecTV Financing LLC 6.666% (LIBOR03M + 5.000%) due 08/02/2027 ~	9,325	8,624
Dun & Bradstreet Corp. 4.874% (LIBOR03M + 3.250%) due 02/06/2026 ~	8,907	8,429
Getty Images, Inc. 6.125% (LIBOR03M + 4.500%) due 02/19/2026 ~	16,356	15,875
H Food Holdings LLC 6.666% (LIBOR03M + 5.000%) due 05/23/2025 ~	1,965	1,812
Innophos, Inc. 5.166% (LIBOR03M + 3.500%) due 02/05/2027 «~	2,151	2,070
LBM Acquisition LLC 5.416% (LIBOR03M + 3.750%) due 12/17/2027 ~	12,401	10,248
Madison IAQ LLC 4.524% - 5.182% (LIBOR03M + 3.250%) due 06/21/2028 ~	5,632	5,149
Parexel International Corp. 4.883% (LIBOR03M + 3.250%) due 11/15/2028 ~	30,025	28,357
RegionalCare Hospital Partners Holdings, Inc. 5.416% (LIBOR03M + 3.750%) due 11/16/2025 ~	16,679	15,599
Sotera Health Holdings LLC 4.416% (LIBOR03M + 2.750%) due 12/11/2026 ~	50,000	47,625
Surgery Center Holdings, Inc. 4.950% (LIBOR03M + 3.750%) due 08/31/2026 ~	14,597	13,644
Team Health Holdings, Inc. 4.416% (LIBOR03M + 2.750%) due 02/06/2024 ~	52,347	46,763
U.S. Renal Care, Inc. 6.688% (LIBOR03M + 5.000%) due 06/26/2026 ~	22,758	15,671
Welbilt, Inc. 4.166% (LIBOR03M + 2.500%) due 10/23/2025 ~	11,042	10,904

Total Loan Participations and Assignments (Cost $304,798)		277,896

CORPORATE BONDS & NOTES 86.3%
BANKING & FINANCE 8.6%
Acrisure LLC
4.250% due 02/15/2029	15,000	12,149
6.000% due 08/01/2029	8,250	6,469
Allied Universal Holdco LLC
4.625% due 06/01/2028	15,750	12,951
6.000% due 06/01/2029	10,000	7,291
6.625% due 07/15/2026	15,000	13,794
Ally Financial, Inc. 8.000% due 11/01/2031	21,011	23,279
AmWINS Group, Inc. 4.875% due 06/30/2029	11,750	9,637
Coinbase Global, Inc.
3.375% due 10/01/2028	5,750	3,636
3.625% due 10/01/2031	4,750	2,681
Credit Acceptance Corp. 5.125% due 12/31/2024	5,000	4,720
CTR Partnership LP 3.875% due 06/30/2028	10,000	8,559
Curo Group Holdings Corp. 7.500% due 08/01/2028	20,000	12,609
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028	5,000	4,653
Enact Holdings, Inc. 6.500% due 08/15/2025	7,000	6,615
Ford Motor Credit Co. LLC
2.700% due 08/10/2026	15,000	12,801

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

2.900% due 02/16/2028	7,600	6,136
2.900% due 02/10/2029	15,000	11,787
3.375% due 11/13/2025	10,000	9,036
3.664% due 09/08/2024	10,000	9,475
4.000% due 11/13/2030	25,000	20,307
4.125% due 08/17/2027	19,500	17,226
4.134% due 08/04/2025	17,500	16,625
4.271% due 01/09/2027	8,000	7,191
4.389% due 01/08/2026	3,975	3,671
4.542% due 08/01/2026	5,000	4,584
5.113% due 05/03/2029	10,000	8,986
5.125% due 06/16/2025	10,000	9,570
5.584% due 03/18/2024	21,250	21,184
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	10,000	8,283
6.500% due 10/01/2025	16,750	15,835
Greystar Real Estate Partners LLC 5.750% due 12/01/2025	13,271	12,585
HAT Holdings LLC
3.375% due 06/15/2026	9,500	8,195
3.750% due 09/15/2030	11,750	9,393
Howard Hughes Corp.
4.125% due 02/01/2029	15,000	11,597
4.375% due 02/01/2031	10,000	7,418
5.375% due 08/01/2028	7,500	6,297
Intesa Sanpaolo SpA
5.017% due 06/26/2024	5,000	4,775
5.710% due 01/15/2026	10,000	9,542
7.700% due 09/17/2025 •(g)(h)	5,000	4,516
LFS Topco LLC 5.875% due 10/15/2026	7,000	5,540
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(g)(h)	25,000	24,298
Midcap Financial Issuer Trust
5.625% due 01/15/2030	6,000	4,691
6.500% due 05/01/2028	9,875	8,521
MPT Operating Partnership LP
3.500% due 03/15/2031	15,000	11,867
4.625% due 08/01/2029	5,000	4,397
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	8,250	6,177
5.500% due 08/15/2028	10,000	8,036
5.750% due 11/15/2031	5,000	3,835
NCL Finance Ltd. 6.125% due 03/15/2028	5,000	3,644
OneMain Finance Corp.
3.500% due 01/15/2027	8,500	6,812
4.000% due 09/15/2030	8,500	6,312
5.375% due 11/15/2029	9,000	7,310
5.625% due 03/15/2023	8,000	7,909
6.125% due 03/15/2024	4,000	3,830
6.625% due 01/15/2028	6,500	5,821
6.875% due 03/15/2025	10,000	9,498
7.125% due 03/15/2026	10,000	9,266
Oxford Finance LLC 6.375% due 02/01/2027	10,000	9,594
Park Intermediate Holdings LLC
4.875% due 05/15/2029	4,250	3,656
5.875% due 10/01/2028	2,750	2,514
7.500% due 06/01/2025	7,000	6,996
Paysafe Finance PLC 4.000% due 06/15/2029	15,750	11,376
PennyMac Financial Services, Inc.
4.250% due 02/15/2029	16,000	11,789
5.750% due 09/15/2031	10,000	7,477
Provident Funding Associates LP 6.375% due 06/15/2025	7,000	6,309
RHP Hotel Properties LP
4.500% due 02/15/2029	12,000	10,199
4.750% due 10/15/2027	10,000	8,886
RLJ Lodging Trust LP 4.000% due 09/15/2029	15,700	12,924
Rocket Mortgage LLC
3.625% due 03/01/2029	3,500	2,759
3.875% due 03/01/2031	8,000	6,017
4.000% due 10/15/2033	10,000	7,122
SBA Communications Corp.
3.125% due 02/01/2029	20,000	16,418
3.875% due 02/15/2027	20,750	18,989
United Wholesale Mortgage LLC 5.500% due 11/15/2025	5,250	4,507
VICI Properties LP
4.125% due 08/15/2030	10,000	8,648

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

5.750% due 02/01/2027		7,625	7,249

			687,251

INDUSTRIALS 72.3%
180 Medical, Inc. 3.875% due 10/15/2029		10,000	8,667
Academy Ltd. 6.000% due 11/15/2027		10,000	9,154
Acadia Healthcare Co., Inc. 5.500% due 07/01/2028		15,000	14,037
AdaptHealth LLC
4.625% due 08/01/2029		5,750	4,737
5.125% due 03/01/2030		7,000	5,910
6.125% due 08/01/2028		8,000	7,087
Adient Global Holdings Ltd. 4.875% due 08/15/2026		15,000	13,187
ADT Security Corp.
4.125% due 08/01/2029		4,000	3,258
4.875% due 07/15/2032		14,970	11,946
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		20,000	17,184
Air Canada
3.875% due 08/15/2026		10,000	8,479
4.625% due 08/15/2029	CAD	7,150	4,734
Albertsons Cos., Inc.
3.250% due 03/15/2026		$2,125	1,855
3.500% due 03/15/2029		20,000	16,246
4.625% due 01/15/2027		12,000	10,744
4.875% due 02/15/2030		10,000	8,606
7.500% due 03/15/2026		10,000	9,965
Albion Financing 1 SARL 6.125% due 10/15/2026		12,425	10,656
Allison Transmission, Inc.
3.750% due 01/30/2031		7,750	6,225
4.750% due 10/01/2027		5,000	4,581
5.875% due 06/01/2029		7,000	6,523
Altice Financing SA
3.000% due 01/15/2028	EUR	5,000	3,927
4.250% due 08/15/2029		5,000	3,969
5.750% due 08/15/2029		$15,000	12,080
Altice France Holding SA 6.000% due 02/15/2028		20,000	14,233
Altice France SA
5.125% due 01/15/2029		16,000	12,144
5.125% due 07/15/2029		14,000	10,614
5.500% due 01/15/2028		20,000	16,172
5.500% due 10/15/2029		11,250	8,629
AMC Networks, Inc.
4.250% due 02/15/2029		15,300	12,443
4.750% due 08/01/2025		3,500	3,267
5.000% due 04/01/2024		1,563	1,517
American Airlines Pass-Through Trust 3.375% due 11/01/2028		3,386	3,041
American Airlines, Inc.
5.500% due 04/20/2026		20,500	18,907
5.750% due 04/20/2029		25,000	21,429
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		15,000	12,014
4.000% due 01/15/2028		17,500	15,022
Amsted Industries, Inc. 4.625% due 05/15/2030		10,125	8,650
ANGI Group LLC 3.875% due 08/15/2028		9,000	6,868
Antero Resources Corp.
5.375% due 03/01/2030		10,000	9,134
8.375% due 07/15/2026		3,413	3,616
Apache Corp. 4.875% due 11/15/2027		12,500	11,532
APi Group DE, Inc. 4.125% due 07/15/2029		20,000	15,912
Aramark Services, Inc.
5.000% due 02/01/2028		9,000	8,175
6.375% due 05/01/2025		5,500	5,392
Arches Buyer, Inc.
4.250% due 06/01/2028		20,000	16,340
6.125% due 12/01/2028		10,000	8,170
Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028		8,000	6,839
4.000% due 09/01/2029		10,000	8,055
Ardagh Packaging Finance PLC
4.125% due 08/15/2026		10,000	8,492
5.250% due 04/30/2025		5,000	4,632
5.250% due 08/15/2027		10,000	7,158
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		8,250	7,272

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

7.000% due 11/01/2026		5,000	4,657
8.250% due 12/31/2028		7,000	6,676
ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		10,000	7,998
7.500% due 09/30/2029		4,000	2,784
At Home Group, Inc.
4.875% due 07/15/2028		5,000	3,632
7.125% due 07/15/2029		5,000	2,846
ATS Automation Tooling Systems, Inc. 4.125% due 12/15/2028		7,500	6,273
Audacy Capital Corp.
6.500% due 05/01/2027		4,000	2,386
6.750% due 03/31/2029		4,500	2,403
Avantor Funding, Inc.
3.875% due 11/01/2029		5,000	4,380
4.625% due 07/15/2028		17,500	16,088
Avient Corp. 5.750% due 05/15/2025		6,250	6,001
Axalta Coating Systems LLC
3.375% due 02/15/2029		17,000	13,900
4.750% due 06/15/2027		10,000	8,999
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		7,250	6,150
3.875% due 01/15/2028		10,000	8,700
4.000% due 10/15/2030		28,575	23,024
4.375% due 01/15/2028		5,000	4,379
5.750% due 04/15/2025		5,000	5,037
Ball Corp.
2.875% due 08/15/2030		17,000	13,721
3.125% due 09/15/2031		6,500	5,254
5.250% due 07/01/2025		7,500	7,519
Bath & Body Works, Inc.
6.625% due 10/01/2030		15,000	12,995
6.875% due 11/01/2035		25,000	20,387
Bausch Health Cos., Inc.
4.875% due 06/01/2028		10,000	7,846
5.000% due 01/30/2028		10,000	5,353
5.250% due 01/30/2030		15,000	7,793
5.250% due 02/15/2031		7,500	3,860
5.500% due 11/01/2025		20,000	17,600
5.750% due 08/15/2027		10,125	8,404
6.250% due 02/15/2029		17,000	9,095
7.000% due 01/15/2028		10,000	5,737
7.250% due 05/30/2029		5,000	2,720
9.000% due 12/15/2025		8,000	5,933
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		20,000	16,310
Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		10,000	8,147
4.500% due 11/15/2026		5,000	4,517
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	15,000	14,242
BellRing Brands, Inc. 7.000% due 03/15/2030		$8,975	8,471
Black Knight InfoServ LLC 3.625% due 09/01/2028		12,500	10,844
Block, Inc.
2.750% due 06/01/2026		2,500	2,224
3.500% due 06/01/2031		12,500	9,988
Boise Cascade Co. 4.875% due 07/01/2030		7,500	6,570
Bombardier, Inc.
7.125% due 06/15/2026		11,500	9,519
7.500% due 03/15/2025		8,566	7,765
7.875% due 04/15/2027		10,000	8,351
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		15,000	13,299
4.000% due 07/01/2029		5,250	4,586
Boyd Gaming Corp.
4.750% due 12/01/2027		8,000	7,257
4.750% due 06/15/2031		12,000	10,164
Buckeye Partners LP
4.125% due 03/01/2025		10,000	9,272
4.500% due 03/01/2028		6,500	5,483
5.850% due 11/15/2043		2,625	1,869
Builders FirstSource, Inc.
4.250% due 02/01/2032		9,000	6,868
5.000% due 03/01/2030		10,000	8,487
Cable One, Inc. 4.000% due 11/15/2030		7,425	6,110
Cablevision Lightpath LLC
3.875% due 09/15/2027		6,000	4,973
5.625% due 09/15/2028		7,000	5,485
Caesars Entertainment, Inc.
4.625% due 10/15/2029		20,750	16,189
6.250% due 07/01/2025		14,250	13,781

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

Caesars Resort Collection LLC 5.750% due 07/01/2025	5,000	4,794
Callon Petroleum Co. 7.500% due 06/15/2030	9,000	8,295
Camelot Finance SA 4.500% due 11/01/2026	12,000	10,963
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	12,000	10,962
Carnival Corp.
4.000% due 08/01/2028	25,000	20,588
5.750% due 03/01/2027	23,675	17,181
6.000% due 05/01/2029	12,500	8,825
7.625% due 03/01/2026	17,000	13,207
10.500% due 02/01/2026	5,000	4,987
Cascades, Inc.
5.125% due 01/15/2026	7,000	6,426
5.375% due 01/15/2028	7,500	6,389
Catalent Pharma Solutions, Inc.
3.125% due 02/15/2029	15,000	12,327
3.500% due 04/01/2030	10,000	8,172
5.000% due 07/15/2027	7,000	6,598
CCO Holdings LLC
4.250% due 02/01/2031	30,000	24,533
4.250% due 01/15/2034	15,000	11,640
4.500% due 08/15/2030	25,000	20,837
4.500% due 05/01/2032	25,000	20,327
4.500% due 06/01/2033	30,000	23,705
4.750% due 03/01/2030	25,000	21,458
5.000% due 02/01/2028	12,500	11,577
5.125% due 05/01/2027	10,000	9,470
5.375% due 06/01/2029	12,500	11,199
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025	10,000	8,891
CDI Escrow Issuer, Inc. 5.750% due 04/01/2030	12,500	11,401
Cedar Fair LP 5.250% due 07/15/2029	7,500	6,625
Centene Corp.
2.500% due 03/01/2031	12,000	9,563
2.625% due 08/01/2031	11,000	8,774
3.375% due 02/15/2030	10,000	8,509
4.250% due 12/15/2027	5,000	4,683
4.625% due 12/15/2029	10,000	9,354
Centennial Resource Production LLC
5.375% due 01/15/2026	8,500	7,693
6.875% due 04/01/2027	10,000	9,514
Central Garden & Pet Co.
4.125% due 10/15/2030	5,000	4,109
5.125% due 02/01/2028	4,500	4,046
Cheniere Energy Partners LP
3.250% due 01/31/2032	10,000	7,897
4.000% due 03/01/2031	17,000	14,495
4.500% due 10/01/2029	11,750	10,512
Cheniere Energy, Inc. 4.625% due 10/15/2028	18,750	16,946
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028	5,000	4,184
Chesapeake Energy Corp.
5.500% due 02/01/2026	6,000	5,725
5.875% due 02/01/2029	3,450	3,260
6.750% due 04/15/2029	30,000	29,100
Churchill Downs, Inc.
4.750% due 01/15/2028	15,000	13,377
5.500% due 04/01/2027	5,000	4,757
Clarios Global LP
6.250% due 05/15/2026	12,600	12,147
6.750% due 05/15/2025	5,000	4,959
8.500% due 05/15/2027	12,000	11,623
Clarivate Science Holdings Corp.
3.875% due 07/01/2028	17,500	14,673
4.875% due 07/01/2029	9,575	7,890
Clean Harbors, Inc.
4.875% due 07/15/2027	5,000	4,584
5.125% due 07/15/2029	3,000	2,728
Clearwater Paper Corp.
4.750% due 08/15/2028	7,000	6,048
5.375% due 02/01/2025	3,000	2,923
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	7,500	7,058
8.750% due 04/15/2030	15,000	12,979
CNX Midstream Partners LP 4.750% due 04/15/2030	7,750	6,520
Colgate Energy Partners LLC 5.875% due 07/01/2029	10,000	8,776
CommScope Technologies LLC
5.000% due 03/15/2027	15,000	11,110

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

6.000% due 06/15/2025		10,000	8,669
CommScope, Inc.
4.750% due 09/01/2029		14,700	11,900
6.000% due 03/01/2026		5,000	4,615
7.125% due 07/01/2028		12,000	9,138
8.250% due 03/01/2027		12,500	9,912
Community Health Systems, Inc.
4.750% due 02/15/2031		20,000	14,697
5.250% due 05/15/2030		10,000	7,617
5.625% due 03/15/2027		15,000	12,736
6.000% due 01/15/2029		5,075	4,212
6.125% due 04/01/2030		10,750	6,585
6.875% due 04/15/2029		12,750	8,261
8.000% due 03/15/2026		10,000	9,136
Comstock Resources, Inc.
5.875% due 01/15/2030		10,000	8,627
6.750% due 03/01/2029		10,000	8,976
Connect Finco SARL 6.750% due 10/01/2026		10,000	9,020
Consolidated Communications, Inc. 5.000% due 10/01/2028		4,375	3,504
CoreLogic, Inc. 4.500% due 05/01/2028		20,000	15,432
Cornerstone Building Brands, Inc. 6.125% due 01/15/2029		15,000	9,654
Coty, Inc.
3.875% due 04/15/2026	EUR	10,500	9,762
5.000% due 04/15/2026		$10,000	9,180
6.500% due 04/15/2026		17,000	15,698
Covanta Holding Corp.
4.875% due 12/01/2029		8,000	6,521
5.000% due 09/01/2030		5,000	4,092
Crocs, Inc. 4.125% due 08/15/2031		14,000	9,930
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		15,000	12,995
Crown Americas LLC
4.250% due 09/30/2026		10,550	9,750
4.750% due 02/01/2026		3,000	2,861
CSC Holdings LLC
3.375% due 02/15/2031		15,250	11,318
4.125% due 12/01/2030		10,000	7,827
4.625% due 12/01/2030		15,000	10,077
5.375% due 02/01/2028		5,000	4,338
5.500% due 04/15/2027		12,000	10,897
5.750% due 01/15/2030		25,000	18,256
6.500% due 02/01/2029		12,000	10,861
Darling Ingredients, Inc. 6.000% due 06/15/2030		3,250	3,245
DaVita, Inc.
3.750% due 02/15/2031		27,500	19,788
4.625% due 06/01/2030		25,000	19,576
DCP Midstream Operating LP
3.250% due 02/15/2032		12,000	9,435
5.125% due 05/15/2029		11,500	10,372
5.375% due 07/15/2025		12,000	11,691
5.625% due 07/15/2027		4,600	4,396
Diamond BC BV 4.625% due 10/01/2029		5,000	4,005
Diamond Foreign Asset Co. (9.000% Cash or 13.000% PIK) 9.000% due 04/22/2027 (b)		167	164
Diamond Offshore Drilling, Inc. 13.000% due 12/21/2026 «(a)		88	87
Diamond Sports Group LLC
5.375% due 08/15/2026		15,000	3,769
6.625% due 08/15/2027		10,000	1,250
DirecTV Financing LLC 5.875% due 08/15/2027		20,000	17,126
DISH DBS Corp.
5.000% due 03/15/2023		10,000	9,541
5.250% due 12/01/2026		14,000	11,000
5.750% due 12/01/2028		14,100	10,466
5.875% due 11/15/2024		12,500	10,574
7.750% due 07/01/2026		12,250	9,592
DKT Finance ApS 9.375% due 06/17/2023		5,000	4,850
DT Midstream, Inc.
4.125% due 06/15/2029		9,525	8,100
4.375% due 06/15/2031		11,000	9,246
Dun & Bradstreet Corp. 5.000% due 12/15/2029		8,000	6,921
Edgewell Personal Care Co.
4.125% due 04/01/2029		12,500	10,341
5.500% due 06/01/2028		7,500	6,839
Elanco Animal Health, Inc. 6.400% due 08/28/2028		10,000	9,569

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

Elastic NV 4.125% due 07/15/2029	5,000	4,180
Element Solutions, Inc. 3.875% due 09/01/2028	12,500	10,333
Encino Acquisition Partners Holdings LLC 8.500% due 05/01/2028	10,000	9,464
Endo Dac 6.000% due 06/30/2028	7,500	600
Energizer Holdings, Inc.
4.375% due 03/31/2029	15,000	11,539
4.750% due 06/15/2028	10,000	7,951
EnLink Midstream LLC
5.375% due 06/01/2029	2,500	2,192
5.625% due 01/15/2028	2,200	2,022
EnLink Midstream Partners LP
4.150% due 06/01/2025	12,000	11,194
4.400% due 04/01/2024	2,500	2,444
4.850% due 07/15/2026	5,000	4,622
5.450% due 06/01/2047	6,250	4,435
EQM Midstream Partners LP
4.000% due 08/01/2024	5,612	5,221
4.125% due 12/01/2026	4,000	3,462
4.500% due 01/15/2029	8,000	6,510
4.750% due 01/15/2031	10,000	8,004
5.500% due 07/15/2028	5,000	4,326
6.000% due 07/01/2025	918	882
6.500% due 07/01/2027	6,000	5,589
6.500% due 07/15/2048	6,250	4,777
7.500% due 06/01/2027	2,000	1,933
7.500% due 06/01/2030	5,750	5,533
FAGE International SA 5.625% due 08/15/2026	3,705	3,164
Fertitta Entertainment LLC
4.625% due 01/15/2029	10,000	8,553
6.750% due 01/15/2030	10,000	7,704
First Student Bidco, Inc. 4.000% due 07/31/2029	17,500	14,029
Ford Motor Co. 3.250% due 02/12/2032	13,250	9,956
Freeport-McMoRan, Inc.
5.400% due 11/14/2034	10,000	9,779
5.450% due 03/15/2043	4,575	4,242
Frontier Communications Holdings LLC
5.000% due 05/01/2028	7,400	6,307
5.875% due 10/15/2027	9,175	8,273
6.750% due 05/01/2029	10,750	8,872
8.750% due 05/15/2030	9,875	10,003
Gap, Inc.
3.625% due 10/01/2029	10,000	7,040
3.875% due 10/01/2031	15,000	10,493
Garda World Security Corp.
4.625% due 02/15/2027	12,000	10,340
6.000% due 06/01/2029	4,000	3,081
Gartner, Inc.
3.625% due 06/15/2029	10,000	8,681
3.750% due 10/01/2030	7,000	5,971
4.500% due 07/01/2028	7,000	6,440
GCP Applied Technologies, Inc. 5.500% due 04/15/2026	7,500	7,475
GFL Environmental, Inc.
3.500% due 09/01/2028	10,000	8,590
4.000% due 08/01/2028	10,000	8,266
4.250% due 06/01/2025	4,000	3,781
Global Medical Response, Inc. 6.500% due 10/01/2025	20,000	17,848
goeasy Ltd.
4.375% due 05/01/2026	6,500	5,522
5.375% due 12/01/2024	7,500	6,895
Graphic Packaging International LLC
3.500% due 03/15/2028	5,000	4,306
3.500% due 03/01/2029	7,000	5,887
3.750% due 02/01/2030	10,000	8,488
4.125% due 08/15/2024	5,000	4,919
4.875% due 11/15/2022	5,000	5,015
Grifols Escrow Issuer SA 4.750% due 10/15/2028	7,600	6,601
H-Food Holdings LLC 8.500% due 06/01/2026	17,500	12,275
Harsco Corp. 5.750% due 07/31/2027	5,875	4,709
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026	10,000	8,987
HCA, Inc.
3.500% due 09/01/2030	15,000	12,804
5.375% due 02/01/2025	5,000	4,989
5.875% due 02/01/2029	10,000	10,027

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

8.360% due 04/15/2024		3,000	3,164
HealthEquity, Inc. 4.500% due 10/01/2029		5,000	4,381
Hertz Corp.
4.625% due 12/01/2026		4,500	3,768
5.000% due 12/01/2029		6,000	4,636
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		20,000	15,933
3.750% due 05/01/2029		9,750	8,282
4.000% due 05/01/2031		9,025	7,527
4.875% due 01/15/2030		10,000	9,065
5.375% due 05/01/2025		3,000	2,947
5.750% due 05/01/2028		5,250	5,000
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		17,000	13,002
5.000% due 06/01/2029		11,250	9,130
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		7,250	6,839
Hologic, Inc. 3.250% due 02/15/2029		10,000	8,575
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027		7,175	6,192
Howmet Aerospace, Inc.
5.125% due 10/01/2024		5,000	4,965
5.950% due 02/01/2037		7,500	7,085
iHeartCommunications, Inc.
4.750% due 01/15/2028		5,000	4,127
5.250% due 08/15/2027		15,000	12,859
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)		10,000	8,609
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		5,000	4,458
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		5,000	4,360
II-VI, Inc. 5.000% due 12/15/2029		12,500	10,936
Imola Merger Corp. 4.750% due 05/15/2029		19,000	15,960
INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	3,250	2,876
3.375% due 01/15/2026		$7,500	6,311
Innophos Holdings, Inc. 9.375% due 02/15/2028		10,000	9,125
Installed Building Products, Inc. 5.750% due 02/01/2028		10,000	8,898
International Game Technology PLC
5.250% due 01/15/2029		5,000	4,538
6.250% due 01/15/2027		3,000	2,924
6.500% due 02/15/2025		12,000	11,962
IQVIA, Inc.
5.000% due 10/15/2026		20,000	19,100
5.000% due 05/15/2027		5,000	4,743
IRB Holding Corp. 7.000% due 06/15/2025		17,500	17,157
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (b)		7,075	5,671
Jazz Securities DAC 4.375% due 01/15/2029		5,000	4,457
JELD-WEN, Inc.
4.625% due 12/15/2025		10,000	8,513
4.875% due 12/15/2027		15,250	11,915
6.250% due 05/15/2025		5,500	5,290
Kaiser Aluminum Corp. 4.625% due 03/01/2028		7,000	5,838
KFC Holding Co. 4.750% due 06/01/2027		5,000	4,817
Kinetik Holdings LP 5.875% due 06/15/2030		12,000	11,453
Kraft Heinz Foods Co. 5.500% due 06/01/2050		5,000	4,811
Kronos Acquisition Holdings, Inc.
5.000% due 12/31/2026		10,000	8,563
7.000% due 12/31/2027		5,000	3,756
LABL, Inc.
5.875% due 11/01/2028		5,575	4,512
6.750% due 07/15/2026		14,125	12,739
Lamar Media Corp.
3.625% due 01/15/2031		5,000	4,100
3.750% due 02/15/2028		5,565	4,948
4.875% due 01/15/2029		5,000	4,510
Lamb Weston Holdings, Inc.
4.125% due 01/31/2030		5,000	4,341
4.375% due 01/31/2032		5,000	4,359
4.875% due 05/15/2028		10,000	9,428
LBM Acquisition LLC 6.250% due 01/15/2029		24,000	15,488

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

Legacy LifePoint Health LLC
4.375% due 02/15/2027		10,000	8,581
6.750% due 04/15/2025		2,000	1,936
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026		5,500	4,617
Level 3 Financing, Inc.
3.625% due 01/15/2029		5,000	3,865
3.750% due 07/15/2029		15,000	11,625
4.250% due 07/01/2028		9,250	7,439
5.375% due 05/01/2025		5,000	4,853
Levi Strauss & Co. 3.500% due 03/01/2031		7,500	6,146
LifePoint Health, Inc. 5.375% due 01/15/2029		7,500	5,523
Lindblad Expeditions LLC 6.750% due 02/15/2027		8,500	7,301
Live Nation Entertainment, Inc.
4.750% due 10/15/2027		4,000	3,558
4.875% due 11/01/2024		5,000	4,784
6.500% due 05/15/2027		10,750	10,594
LogMeIn, Inc. 5.500% due 09/01/2027		5,000	3,493
Madison IAQ LLC
4.125% due 06/30/2028		15,000	12,411
5.875% due 06/30/2029		18,500	14,224
Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		8,000	6,665
4.750% due 01/15/2028		7,000	6,082
6.125% due 09/15/2025		1,226	1,215
Masonite International Corp. 5.375% due 02/01/2028		7,500	6,802
Mattel, Inc.
3.375% due 04/01/2026		8,000	7,353
3.750% due 04/01/2029		7,500	6,752
5.875% due 12/15/2027		5,000	4,895
6.200% due 10/01/2040		750	718
Matthews International Corp. 5.250% due 12/01/2025		3,000	2,775
Mauser Packaging Solutions Holding Co.
4.750% due 04/15/2024	EUR	10,000	9,811
5.500% due 04/15/2024		$17,500	16,747
Medline Borrower LP
3.875% due 04/01/2029		25,000	21,378
5.250% due 10/01/2029		22,000	18,137
MEG Energy Corp.
5.875% due 02/01/2029		7,500	6,861
7.125% due 02/01/2027		15,000	15,141
MGM Resorts International
4.625% due 09/01/2026		10,000	8,890
5.750% due 06/15/2025		4,727	4,509
6.000% due 03/15/2023		6,000	5,997
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		14,000	11,433
Moog, Inc. 4.250% due 12/15/2027		18,850	16,369
Motion Bondco DAC 6.625% due 11/15/2027		9,000	7,138
MPH Acquisition Holdings LLC
5.500% due 09/01/2028		12,975	11,584
5.750% due 11/01/2028 (k)		22,625	18,795
MSCI, Inc.
3.250% due 08/15/2033		8,000	6,392
3.625% due 09/01/2030		4,000	3,342
3.875% due 02/15/2031		9,250	7,935
4.000% due 11/15/2029		10,000	8,888
Nabors Industries, Inc.
7.375% due 05/15/2027		6,750	6,421
9.000% due 02/01/2025		4,725	4,708
NCL Corp. Ltd.
3.625% due 12/15/2024		5,250	4,374
5.875% due 03/15/2026		8,775	6,913
NCR Corp.
5.000% due 10/01/2028		7,000	5,945
5.125% due 04/15/2029		5,000	4,239
5.250% due 10/01/2030		7,500	6,478
5.750% due 09/01/2027		4,000	3,555
NESCO Holdings, Inc. 5.500% due 04/15/2029		6,250	5,253
Nexstar Media, Inc.
4.750% due 11/01/2028		10,000	8,595
5.625% due 07/15/2027		10,000	9,146
NextEra Energy Operating Partners LP
4.250% due 07/15/2024		4,250	4,073
4.250% due 09/15/2024		91	87
4.500% due 09/15/2027		11,500	10,671

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025 (k)		5,000	4,894
Nielsen Finance LLC
4.500% due 07/15/2029		5,000	4,524
4.750% due 07/15/2031		10,000	9,009
5.625% due 10/01/2028		6,000	5,589
5.875% due 10/01/2030		10,000	9,200
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)		2,342	2,565
Northriver Midstream Finance LP 5.625% due 02/15/2026		15,300	13,892
Novelis Corp.
3.250% due 11/15/2026		10,875	9,210
3.875% due 08/15/2031		17,000	13,121
4.750% due 01/30/2030		24,000	19,994
NuStar Logistics LP
5.750% due 10/01/2025		7,000	6,556
6.375% due 10/01/2030		7,500	6,528
Occidental Petroleum Corp.
4.300% due 08/15/2039		10,000	8,161
4.400% due 04/15/2046		5,000	4,050
4.625% due 06/15/2045		11,210	9,234
5.500% due 12/01/2025 (i)		7,000	6,906
5.550% due 03/15/2026		8,000	7,959
5.875% due 09/01/2025		8,000	7,982
6.125% due 01/01/2031 (i)		2,250	2,285
6.200% due 03/15/2040		7,750	7,650
6.375% due 09/01/2028		6,500	6,592
6.450% due 09/15/2036		15,000	15,411
6.600% due 03/15/2046		17,500	18,637
6.625% due 09/01/2030		15,000	15,477
6.950% due 07/01/2024		1,000	1,032
7.500% due 05/01/2031		5,000	5,386
8.000% due 07/15/2025		4,500	4,744
8.875% due 07/15/2030		12,100	13,915
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		30,000	23,545
5.375% due 10/01/2029	EUR	8,650	6,546
6.250% due 10/01/2029		$15,000	10,444
ON Semiconductor Corp. 3.875% due 09/01/2028		11,000	9,700
Open Text Corp. 3.875% due 12/01/2029		7,250	6,112
Open Text Holdings, Inc. 4.125% due 12/01/2031		7,500	6,221
Option Care Health, Inc. 4.375% due 10/31/2029		12,500	10,737
Organon & Co.
4.125% due 04/30/2028		25,000	22,218
5.125% due 04/30/2031		28,000	24,261
Outfront Media Capital LLC
4.250% due 01/15/2029		5,000	3,990
4.625% due 03/15/2030		5,000	3,946
5.000% due 08/15/2027		15,000	13,125
6.250% due 06/15/2025		7,500	7,128
Owens & Minor, Inc. 6.625% due 04/01/2030		10,000	9,147
P&L Development LLC 7.750% due 11/15/2025		6,000	4,209
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		12,000	10,217
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		26,750	22,926
Pactiv LLC 7.950% due 12/15/2025		10,972	9,724
Papa John's International, Inc. 3.875% due 09/15/2029		5,000	4,132
Park River Holdings, Inc.
5.625% due 02/01/2029		14,000	8,745
6.750% due 08/01/2029		8,000	5,200
PDC Energy, Inc.
5.750% due 05/15/2026		10,000	9,347
6.125% due 09/15/2024		2,000	1,990
Performance Food Group, Inc.
4.250% due 08/01/2029		8,000	6,696
5.500% due 10/15/2027		7,500	6,956
6.875% due 05/01/2025		3,500	3,488
PetSmart, Inc.
4.750% due 02/15/2028		25,000	21,703
7.750% due 02/15/2029		25,000	22,569
PGT Innovations, Inc. 4.375% due 10/01/2029		11,500	9,083
Picasso Finance Sub, Inc. 6.125% due 06/15/2025		4,050	3,955
PM General Purchaser LLC 9.500% due 10/01/2028		5,000	4,046

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

Post Holdings, Inc.
4.500% due 09/15/2031		25,000	20,520
4.625% due 04/15/2030		20,475	17,311
5.500% due 12/15/2029		9,875	8,848
5.625% due 01/15/2028		7,500	7,135
5.750% due 03/01/2027		6,871	6,665
PRA Health Sciences, Inc. 2.875% due 07/15/2026		7,000	6,239
Premier Entertainment Sub LLC
5.625% due 09/01/2029		15,500	11,059
5.875% due 09/01/2031		13,000	9,040
Presidio Holdings, Inc. 4.875% due 02/01/2027		10,000	9,201
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		17,500	14,990
Prime Security Services Borrower LLC
3.375% due 08/31/2027		13,875	11,473
5.250% due 04/15/2024		9,000	8,814
5.750% due 04/15/2026		11,000	10,280
6.250% due 01/15/2028		14,000	11,750
Radiate Holdco LLC
4.500% due 09/15/2026		15,000	12,957
6.500% due 09/15/2028		16,000	12,411
Range Resources Corp.
4.750% due 02/15/2030		5,000	4,492
4.875% due 05/15/2025		5,000	4,886
5.000% due 03/15/2023		2,242	2,229
8.250% due 01/15/2029		8,500	8,680
Rite Aid Corp.
7.500% due 07/01/2025		3,745	3,040
8.000% due 11/15/2026		4,000	3,117
ROBLOX Corp. 3.875% due 05/01/2030		10,000	8,136
Rockcliff Energy LLC 5.500% due 10/15/2029		20,000	18,228
Rockies Express Pipeline LLC
3.600% due 05/15/2025		3,200	2,907
4.800% due 05/15/2030		6,000	5,005
4.950% due 07/15/2029		11,750	10,066
6.875% due 04/15/2040		5,000	4,147
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,750	1,727
5.750% due 10/15/2027		$8,000	7,231
5.750% due 10/15/2027	GBP	1,750	2,010
Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		$10,000	6,974
9.125% due 06/15/2023		12,500	12,392
11.500% due 06/01/2025		4,563	4,700
RP Escrow Issuer LLC 5.250% due 12/15/2025		6,600	5,715
Sabre Global, Inc.
7.375% due 09/01/2025		7,250	6,739
9.250% due 04/15/2025		6,500	6,276
Scientific Games International, Inc. 7.000% due 05/15/2028		5,000	4,699
SCIH Salt Holdings, Inc.
4.875% due 05/01/2028		18,000	14,997
6.625% due 05/01/2029 (k)		10,000	7,915
Scotts Miracle-Gro Co.
4.000% due 04/01/2031		5,000	3,747
4.375% due 02/01/2032		5,000	3,810
5.250% due 12/15/2026		2,500	2,320
Scripps Escrow, Inc.
3.875% due 01/15/2029		8,000	6,719
5.375% due 01/15/2031		2,000	1,598
5.875% due 07/15/2027		6,750	5,918
Seagate HDD Cayman
3.125% due 07/15/2029		5,750	4,520
3.375% due 07/15/2031		10,050	7,830
Sealed Air Corp.
5.000% due 04/15/2029		5,000	4,682
5.125% due 12/01/2024		5,000	4,971
6.875% due 07/15/2033		8,710	8,792
Select Medical Corp. 6.250% due 08/15/2026		15,000	14,032
Sensata Technologies BV
4.875% due 10/15/2023		7,000	6,899
5.000% due 10/01/2025		5,000	4,808
Sensata Technologies, Inc.
3.750% due 02/15/2031		14,000	11,245
4.375% due 02/15/2030		5,000	4,265
Sigma Holdco BV
5.750% due 05/15/2026	EUR	7,500	4,157
7.875% due 05/15/2026		$20,000	11,385
Simmons Foods, Inc. 4.625% due 03/01/2029		14,000	11,859

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

Sinclair Television Group, Inc.
4.125% due 12/01/2030	10,000	7,945
5.125% due 02/15/2027	4,000	3,377
5.500% due 03/01/2030	5,000	3,688
Sirius XM Radio, Inc.
3.125% due 09/01/2026	5,000	4,475
3.875% due 09/01/2031	7,250	5,787
4.000% due 07/15/2028	17,750	15,417
4.125% due 07/01/2030	15,000	12,564
5.000% due 08/01/2027	5,000	4,649
SM Energy Co. 6.500% due 07/15/2028	15,000	13,817
Southwestern Energy Co.
4.750% due 02/01/2032	10,000	8,569
5.375% due 02/01/2029	15,000	13,942
5.375% due 03/15/2030	16,750	15,444
7.750% due 10/01/2027	4,000	4,087
Spectrum Brands, Inc.
3.875% due 03/15/2031	10,000	8,074
5.000% due 10/01/2029	10,000	8,661
5.750% due 07/15/2025	660	653
Speedway Motorsports LLC 4.875% due 11/01/2027	12,500	11,082
Spirit AeroSystems, Inc.
5.500% due 01/15/2025	4,750	4,402
7.500% due 04/15/2025	8,000	7,453
SRS Distribution, Inc.
4.625% due 07/01/2028	15,000	13,149
6.000% due 12/01/2029	16,250	12,782
6.125% due 07/01/2029	10,250	8,102
Standard Industries, Inc.
3.375% due 01/15/2031	25,500	18,859
4.375% due 07/15/2030	17,750	14,033
4.750% due 01/15/2028	12,500	10,722
5.000% due 02/15/2027	12,500	11,175
Staples, Inc.
7.500% due 04/15/2026	22,500	18,718
10.750% due 04/15/2027	5,000	3,314
Station Casinos LLC
4.500% due 02/15/2028	8,000	6,768
4.625% due 12/01/2031	10,000	7,812
Stericycle, Inc. 3.875% due 01/15/2029	5,000	4,094
Stevens Holding Co., Inc. 6.125% due 10/01/2026	15,000	14,465
Strathcona Resources Ltd. 6.875% due 08/01/2026	12,000	10,937
Suburban Propane Partners LP 5.000% due 06/01/2031	11,725	9,989
Summer BC Bidco B LLC 5.500% due 10/31/2026	10,000	8,971
Switch Ltd. 3.750% due 09/15/2028	5,000	4,952
Syneos Health, Inc. 3.625% due 01/15/2029	10,000	8,481
T-Mobile USA, Inc.
2.250% due 02/15/2026	10,000	9,018
2.625% due 02/15/2029	20,000	16,890
2.875% due 02/15/2031	20,000	16,642
3.375% due 04/15/2029	6,750	5,926
3.500% due 04/15/2031	15,000	12,982
4.750% due 02/01/2028	8,250	8,013
Team Health Holdings, Inc. 6.375% due 02/01/2025	21,750	15,220
TEGNA, Inc.
4.625% due 03/15/2028	10,000	9,377
4.750% due 03/15/2026	2,500	2,403
5.000% due 09/15/2029	15,000	14,227
Teleflex, Inc. 4.250% due 06/01/2028	15,000	13,578
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028	7,000	6,185
Tempo Acquisition LLC 5.750% due 06/01/2025	10,000	9,425
Tenet Healthcare Corp.
4.375% due 01/15/2030	11,000	9,328
4.625% due 09/01/2024	7,000	6,730
4.625% due 06/15/2028	10,000	8,723
4.875% due 01/01/2026	4,125	3,809
5.125% due 11/01/2027	5,000	4,509
6.125% due 10/01/2028	30,000	25,766
6.125% due 06/15/2030	26,000	24,065
6.250% due 02/01/2027	7,250	6,688
6.750% due 06/15/2023	25,000	25,748
6.875% due 11/15/2031	500	445

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

Terminix Co. LLC 7.250% due 03/01/2038		2,000	2,418
Thor Industries, Inc. 4.000% due 10/15/2029		7,625	6,049
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027		12,550	11,211
TopBuild Corp. 4.125% due 02/15/2032		14,000	10,804
TransDigm, Inc.
4.625% due 01/15/2029		23,250	18,771
5.500% due 11/15/2027		25,000	21,292
6.250% due 03/15/2026		15,000	14,505
6.375% due 06/15/2026		11,000	10,307
8.000% due 12/15/2025		6,000	6,079
Transocean Guardian Ltd. 5.875% due 01/15/2024		8,838	8,183
Transocean Pontus Ltd. 6.125% due 08/01/2025		5,074	4,649
Travel & Leisure Co.
4.500% due 12/01/2029		12,500	9,690
4.625% due 03/01/2030		12,500	9,706
6.625% due 07/31/2026		10,000	9,499
TripAdvisor, Inc. 7.000% due 07/15/2025		7,000	6,786
Triumph Group, Inc.
6.250% due 09/15/2024		7,000	6,253
7.750% due 08/15/2025 (k)		7,000	5,400
8.875% due 06/01/2024		8,850	8,926
Twilio, Inc.
3.625% due 03/15/2029		7,800	6,572
3.875% due 03/15/2031		8,425	6,948
Twitter, Inc. 3.875% due 12/15/2027		4,000	3,778
U.S. Foods, Inc.
4.625% due 06/01/2030		5,925	5,003
4.750% due 02/15/2029		20,000	17,518
6.250% due 04/15/2025		10,000	9,997
Uber Technologies, Inc. 4.500% due 08/15/2029		23,500	19,373
United Airlines, Inc.
4.375% due 04/15/2026		10,000	8,847
4.625% due 04/15/2029		23,350	19,887
United Rentals North America, Inc. 4.000% due 07/15/2030		10,000	8,566
Univar Solutions USA, Inc. 5.125% due 12/01/2027		12,500	11,658
Univision Communications, Inc.
4.500% due 05/01/2029		25,000	21,004
5.125% due 02/15/2025		15,000	14,145
6.625% due 06/01/2027		12,500	11,925
7.375% due 06/30/2030		4,500	4,403
UPC Holding BV 5.500% due 01/15/2028		20,000	17,124
USA Compression Partners LP
6.875% due 04/01/2026		5,000	4,555
6.875% due 09/01/2027		3,500	3,111
Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		4,600	3,809
4.125% due 08/15/2031		2,500	2,144
Veritas U.S., Inc. 7.500% due 09/01/2025		12,500	9,405
Vertiv Group Corp. 4.125% due 11/15/2028		21,600	17,571
Viasat, Inc.
5.625% due 09/15/2025		10,000	8,102
5.625% due 04/15/2027		1,500	1,300
6.500% due 07/15/2028		8,000	5,521
Viavi Solutions, Inc. 3.750% due 10/01/2029		6,000	5,036
Victoria's Secret & Co. 4.625% due 07/15/2029		7,250	5,473
Viking Cruises Ltd.
7.000% due 02/15/2029		8,000	6,005
13.000% due 05/15/2025		10,000	10,262
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		7,000	5,528
Virgin Media Finance PLC 5.000% due 07/15/2030 (k)		10,000	7,952
Virgin Media Secured Finance PLC
4.500% due 08/15/2030		13,000	10,716
5.500% due 05/15/2029		10,000	8,961
Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	1,750	1,419
4.250% due 01/31/2031		$16,000	12,906
4.750% due 07/15/2031		15,000	12,150

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

WESCO Distribution, Inc.
7.125% due 06/15/2025	15,000	14,998
7.250% due 06/15/2028	18,000	17,846
Western Midstream Operating LP
4.550% due 02/01/2030	10,000	8,678
5.450% due 04/01/2044	12,500	10,413
5.750% due 02/01/2050	25,000	20,150
White Cap Buyer LLC 6.875% due 10/15/2028	27,500	22,038
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)	8,250	6,881
Williams Scotsman International, Inc. 4.625% due 08/15/2028	8,875	7,579
WMG Acquisition Corp.
3.000% due 02/15/2031	20,000	15,545
3.750% due 12/01/2029	10,000	8,367
3.875% due 07/15/2030	15,000	12,499
WR Grace Holdings LLC
4.875% due 06/15/2027	10,000	8,715
5.625% due 10/01/2024	5,795	5,634
5.625% due 08/15/2029	15,000	11,081
WW International, Inc. 4.500% due 04/15/2029	10,000	6,675
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028	10,000	8,761
Wynn Las Vegas LLC
5.250% due 05/15/2027 (k)	15,000	12,868
5.500% due 03/01/2025	14,000	12,838
Wynn Macau Ltd.
5.125% due 12/15/2029	5,000	3,111
5.500% due 01/15/2026	400	278
5.625% due 08/26/2028	2,000	1,238
Wynn Resorts Finance LLC 5.125% due 10/01/2029	8,000	6,313
XPO Logistics, Inc. 6.250% due 05/01/2025	7,970	7,924
Yum! Brands, Inc.
3.625% due 03/15/2031	12,500	10,529
4.625% due 01/31/2032	12,500	11,079
4.750% due 01/15/2030	7,000	6,365
6.875% due 11/15/2037	5,250	5,339
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	20,000	16,629
6.125% due 03/01/2028	15,000	10,872
Ziff Davis, Inc. 4.625% due 10/15/2030	9,561	8,169
Ziggo Bond Co. BV
5.125% due 02/28/2030	10,950	8,603
6.000% due 01/15/2027	10,000	8,862
Ziggo BV 4.875% due 01/15/2030	15,000	12,759
ZoomInfo Technologies LLC 3.875% due 02/01/2029	10,000	8,392

		5,817,600

UTILITIES 5.4%
Antero Midstream Partners LP
5.375% due 06/15/2029	10,000	8,974
5.750% due 03/01/2027	5,000	4,658
Blue Racer Midstream LLC
6.625% due 07/15/2026	8,000	7,216
7.625% due 12/15/2025	5,000	4,735
Calpine Corp.
3.750% due 03/01/2031	15,000	12,232
4.500% due 02/15/2028	7,750	7,051
5.000% due 02/01/2031	12,000	9,717
5.125% due 03/15/2028	10,000	8,827
5.250% due 06/01/2026	4,511	4,294
Clearway Energy Operating LLC
3.750% due 01/15/2032	7,000	5,558
4.750% due 03/15/2028	14,500	13,070
Crestwood Midstream Partners LP
5.625% due 05/01/2027	10,000	8,917
6.000% due 02/01/2029	5,000	4,372
CrownRock LP 5.625% due 10/15/2025	20,000	18,854
Embarq Corp. 7.995% due 06/01/2036	7,500	5,649
Endeavor Energy Resources LP
5.750% due 01/30/2028	24,150	23,070
6.625% due 07/15/2025	7,050	7,095
FirstEnergy Corp.
2.250% due 09/01/2030	10,000	7,937
3.400% due 03/01/2050	2,275	1,547
5.350% due 07/15/2047	1,363	1,154

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

Genesis Energy LP
6.250% due 05/15/2026	5,000	4,474
6.500% due 10/01/2025	3,000	2,772
7.750% due 02/01/2028	2,000	1,733
8.000% due 01/15/2027	10,000	8,878
Lumen Technologies, Inc.
4.000% due 02/15/2027	6,325	5,366
4.500% due 01/15/2029	4,750	3,549
7.500% due 04/01/2024	5,000	4,944
NRG Energy, Inc.
3.375% due 02/15/2029	8,750	7,072
3.625% due 02/15/2031	10,000	7,861
3.875% due 02/15/2032	14,750	11,748
5.250% due 06/15/2029	5,500	4,919
6.625% due 01/15/2027	4,460	4,376
NSG Holdings LLC 7.750% due 12/15/2025	9,099	8,966
Pacific Gas & Electric Co. 2.500% due 02/01/2031	3,000	2,298
PG&E Corp.
5.000% due 07/01/2028 (k)	5,000	4,232
5.250% due 07/01/2030	10,000	8,246
Sprint Capital Corp.
6.875% due 11/15/2028	14,000	14,763
8.750% due 03/15/2032	25,000	30,168
Sprint Corp.
7.125% due 06/15/2024	17,000	17,499
7.625% due 02/15/2025	25,000	26,106
7.875% due 09/15/2023	15,000	15,510
Tallgrass Energy Partners LP
5.500% due 01/15/2028	10,000	8,516
6.000% due 12/31/2030	4,875	4,053
7.500% due 10/01/2025	2,000	1,939
Targa Resources Partners LP
5.000% due 01/15/2028	5,000	4,768
6.500% due 07/15/2027	7,000	7,182
6.875% due 01/15/2029	10,000	10,222
Telecom Italia Capital SA
6.375% due 11/15/2033	10,000	7,751
7.200% due 07/18/2036	5,000	3,811
TerraForm Power Operating LLC
4.750% due 01/15/2030	7,500	6,437
5.000% due 01/31/2028	15,000	13,614
Transocean Poseidon Ltd. 6.875% due 02/01/2027	4,688	4,131
Transocean Proteus Ltd. 6.250% due 12/01/2024	3,825	3,571

		436,402

Total Corporate Bonds & Notes (Cost $8,112,216)		6,941,253

U.S. TREASURY OBLIGATIONS 2.1%
U.S. Treasury Notes
2.750% due 04/30/2027	170,700	168,413

Total U.S. Treasury Obligations (Cost $170,038)		168,413

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust 2.351% due 10/25/2035 ^~	7	6
Countrywide Home Loan Mortgage Pass-Through Trust 3.182% due 02/20/2036 ^~	29	24
First Horizon Alternative Mortgage Securities Trust 2.572% due 10/25/2034 ~	7	7
GreenPoint Mortgage Funding Trust
2.024% (US0001M + 0.400%) due 10/25/2046 ^~	254	240
2.024% (US0001M + 0.400%) due 12/25/2046 ^~	253	235
GSR Mortgage Loan Trust 2.763% due 04/25/2035 ~	6	6
HarborView Mortgage Loan Trust 3.401% due 08/19/2036 ^~	13	12
Lehman XS Trust 2.104% (US0001M + 0.480%) due 09/25/2046 ^~	11	13
Structured Asset Mortgage Investments Trust
2.044% due 05/25/2036 •	419	339
2.095% due 07/19/2035 •	11	10
TBW Mortgage-Backed Trust 6.515% due 07/25/2037 þ	154	71

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust 2.444% (US0001M + 0.820%) due 12/25/2045 ~	102	94

Total Non-Agency Mortgage-Backed Securities (Cost $926)		1,057

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust 2.344% (US0001M + 0.720%) due 04/25/2037 ~	248	90
NovaStar Mortgage Funding Trust 1.724% (US0001M + 0.100%) due 03/25/2037 ~	58	23

Total Asset-Backed Securities (Cost $243)		113

	SHARES
COMMON STOCKS 0.2%
ENERGY 0.2%
Noble Corp. (c)(i)	543,545	13,779

INDUSTRIALS 0.0%
Diamond Offshore Drilling, Inc. (c)	57,365	338

MATERIALS 0.0%
Associated Materials Group, Inc. «(c)	3,684,112	854

Total Common Stocks (Cost $5,150)		14,971

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.6%
REPURCHASE AGREEMENTS (j) 3.8%		301,789

U.S. TREASURY BILLS 1.8%
0.858% due 07/14/2022 - 07/21/2022 (d)(e)(n)	148,100	148,023

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
1.089% due 08/23/2022 (e)(f)(n)	1,800	1,796

Total Short-Term Instruments (Cost $451,622)		451,608

Total Investments in Securities (Cost $9,044,993)		7,855,311

	SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III	11,766,065	114,178

Total Short-Term Instruments (Cost $115,111)		114,178

Total Investments in Affiliates (Cost $115,111)		114,178

Total Investments 99.1% (Cost $9,160,104)		$7,969,489
Financial Derivative Instruments (l)(m) (0.1)%(Cost or Premiums, net $24,858)		(5,780)
Other Assets and Liabilities, net 1.0%		80,511

Net Assets 100.0%		$8,044,220

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Noble Corp.	02/05/2021 - 02/08/2021	$5,150	$13,779	0.17%
Occidental Petroleum Corp.5.500% due 12/01/2025	12/08/2020	7,000	6,906	0.09
Occidental Petroleum Corp.6.125% due 01/01/2031	12/08/2020 - 04/12/2022	2,273	2,285	0.03

$14,423	$22,970	0.29%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$19,989	U.S. Treasury Notes 3.000% due 06/30/2024	$(20,389)	$19,989	$19,989
1.450	06/30/2022	07/01/2022	281,800	U.S. Treasury Notes 0.750% due 07/15/2028	(287,436)	281,800	281,812

Total Repurchase Agreements	$(307,825)	$301,789	$301,801

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	(2.950)%	06/17/2022	TBD(3)	$(6,980)	$(6,973)
FBF	(1.250)	06/29/2022	TBD(3)	(3,402)	(3,402)
(0.750)	06/23/2022	TBD(3)	(3,470)	(3,469)
JML	1.300	06/17/2022	07/29/2022	(1,412)	(1,413)
1.350	06/17/2022	07/29/2022	(3,718)	(3,720)
NOM	1.250	06/17/2022	TBD(3)	(2,550)	(2,551)
RDR	(0.250)	06/17/2022	TBD(3)	(1,895)	(1,895)
1.400	06/17/2022	TBD(3)	(4,768)	(4,770)

Total Reverse Repurchase Agreements	$(28,193)

(k)	Securities with an aggregate market value of $32,059 and cash of $300 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(47,511) at a weighted average interest rate of (0.413)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-37 5-Year Index	5.000%	Quarterly	12/20/2026	$217,800	$19,715	$(22,417)	$(2,702)	$0	$(154)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	198,000	5,422	(10,927)	(5,505)	0	(257)

Total Swap Agreements	$25,137	$(33,344)	$(8,207)	$0	$(411)

Cash of $42,240 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	GBP	17,667	$22,338	$832	$0
BPS	07/2022	EUR	9,683	10,422	275	0
07/2022	$53,421	EUR	50,790	0	(195)
08/2022	CAD	1,490	$1,152	0	(6)
08/2022	EUR	50,790	53,518	195	0
CBK	07/2022	1,514	1,625	39	0
HUS	08/2022	CAD	226	176	1	0
RBC	08/2022	5,267	4,071	0	(21)
SCX	08/2022	$1,111	CHF	1,110	55	0
SOG	07/2022	EUR	39,593	$42,555	1,063	0
07/2022	$21,501	GBP	17,667	5	0
08/2022	GBP	17,667	$21,511	0	(6)

Total Forward Foreign Currency Contracts	$2,465	$(228)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	03/20/2023	$26,100	$(33)	$(148)	$0	$(181)
BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	09/20/2022	118,800	(133)	(4,431)	0	(4,564)
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	09/20/2022	101,800	(113)	(2,748)	0	(2,861)

Total Swap Agreements	$(279)	$(7,327)	$0	$(7,606)

(n)

Securities with an aggregate market value of $6,694 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$275,826	$2,070	$277,896
Corporate Bonds & Notes
Banking & Finance	0	687,251	0	687,251
Industrials	0	5,817,513	87	5,817,600
Utilities	0	436,402	0	436,402
U.S. Treasury Obligations	0	168,413	0	168,413
Non-Agency Mortgage-Backed Securities	0	1,057	0	1,057
Asset-Backed Securities	0	113	0	113
Common Stocks
Energy	13,779	0	0	13,779
Industrials	0	338	0	338
Materials	0	0	854	854
Short-Term Instruments
Repurchase Agreements	0	301,789	0	301,789
U.S. Treasury Bills	0	148,023	0	148,023
U.S. Treasury Cash Management Bills	0	1,796	0	1,796

	$13,779	$7,838,521	$3,011	$7,855,311
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$114,178	$0	$0	$114,178

Total Investments	$127,957	$7,838,521	$3,011	$7,969,489

Financial Derivative Instruments - Assets
Over the counter	$0	$2,465	$0	$2,465

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(411)	0	(411)
Over the counter	0	(7,834)	0	(7,834)

	$0	$(8,245)	$0	$(8,245)

Total Financial Derivative Instruments	$0	$(5,780)	$0	$(5,780)

Totals	$127,957	$7,832,741	$3,011	$7,963,709

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO High Yield Municipal Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
CORPORATE BONDS & NOTES 2.7%
BANKING & FINANCE 1.6%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	$18,000	$16,813
Reagan Ranch Development LLC 8.500% due 09/01/2031 «	8,500	8,399
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (c)	34,653	9,118
VM Fund LLC 8.625% due 02/28/2031 «	5,501	5,246

		39,576

INDUSTRIALS 1.0%
CAN Community Health, Inc. 8.500% due 03/01/2028	5,850	6,157
Tower Health 4.451% due 02/01/2050	14,189	9,606
UMass Memorial Health Care Obligated Group 5.363% due 07/01/2052	3,000	3,013
Wild Rivers Water Park 8.500% due 11/01/2051	7,500	6,298

		25,074

UTILITIES 0.1%
Pacific Gas & Electric Co.
3.250% due 06/15/2023	50	49
3.300% due 03/15/2027	200	179
3.300% due 12/01/2027	100	88
3.450% due 07/01/2025	100	94
3.750% due 07/01/2028	100	88
3.850% due 11/15/2023	150	148
4.250% due 08/01/2023	100	100
4.550% due 07/01/2030	550	489
4.950% due 07/01/2050	550	440

		1,675

Total Corporate Bonds & Notes (Cost $74,099)		66,325

MUNICIPAL BONDS & NOTES 86.9%
ALABAMA 3.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016 5.750% due 06/01/2045	800	743
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 10/01/2052	5,060	5,123
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 4.000% due 12/01/2052	10,000	10,019
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,855	1,530
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2046 (d)	7,000	7,102
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	9,675	9,794
6.500% due 10/01/2053	11,550	12,600
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,064
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
1.561% (US0001M) due 06/01/2049 ~	2,000	1,971
1.611% (US0001M) due 04/01/2049 ~	3,000	2,965
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	8,750	9,261
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	3,051	2,752

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

5.250% due 05/01/2044	22,475	20,135

		85,059

ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(b)	1,400	28

ARIZONA 1.3%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2040	1,000	648
4.500% due 01/01/2049	2,400	1,515
4.750% due 01/01/2039	1,000	631
5.000% due 01/01/2040	1,045	672
5.000% due 01/01/2043	1,000	621
5.000% due 01/01/2049	4,265	2,593
5.000% due 01/01/2054	11,800	7,890
5.125% due 01/01/2054	2,365	1,517
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	4,030	4,393
Arizona Industrial Development Authority Revenue Notes, Series 2019
5.000% due 01/01/2023	455	437
5.000% due 01/01/2024	480	440
5.000% due 01/01/2025	500	444
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016 5.000% due 07/01/2046	2,000	1,967
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	3,500	3,149
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 5.000% due 09/01/2042	4,000	4,210
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 4.000% due 07/01/2038	1,250	1,225

		32,352

ARKANSAS 0.3%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	8,500	8,215

CALIFORNIA 8.0%
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	3,145	3,285
California Community Choice Financing Authority Revenue Bonds, Series 2022 4.000% due 05/01/2053 (a)	8,000	8,094
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	14,750	13,491
5.000% due 08/01/2049	1,000	922
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	2,230	1,838
4.000% due 02/01/2056	7,250	5,770
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	2,900	2,569
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,150	1,150
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 5.000% due 06/01/2049	785	803
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	5,000	5,296
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (e)	23,750	25,364
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	1,360	576
4.125% due 01/01/2035	500	444
5.000% due 01/01/2055	1,000	916
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	12,960	849
4.000% due 05/01/2051	5,000	4,701
California Municipal Finance Authority Revenue Bonds, Series 2008 7.000% due 10/01/2039	500	500
California Municipal Finance Authority Revenue Bonds, Series 2016 5.000% due 11/01/2046	1,000	1,025
California Municipal Finance Authority Revenue Bonds, Series 2018 4.000% due 12/31/2047	1,650	1,462
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,070	990
California Municipal Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2036	175	182
5.000% due 12/01/2054	1,000	1,015
California Municipal Finance Authority Revenue Notes, Series 2021
3.637% due 07/01/2030	3,485	3,044
5.000% due 12/01/2030	105	110
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	994

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,500	1,536
California Pollution Control Financing Authority Revenue Bonds, Series 2019
7.500% due 12/01/2039 ^(b)	6,000	300
7.500% due 12/01/2040	2,000	1,303
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	3,000	3,259
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	745
5.000% due 06/01/2046	2,590	2,562
5.000% due 08/01/2046	1,500	1,539
5.000% due 06/01/2051	1,000	959
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	1,919
5.250% due 12/01/2056	5,850	5,879
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 12/01/2053	7,000	6,526
5.500% due 12/01/2058	5,000	5,035
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	7,200	7,313
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,232
5.000% due 09/01/2034	1,300	1,308
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	6,250	4,875
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.100% due 07/01/2045	2,250	1,713
4.000% due 08/01/2056	6,250	5,136
4.000% due 10/01/2056	7,500	5,717
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (d)	23,500	12,310
5.000% due 09/01/2037	4,000	3,800
Firebaugh, California Revenue Bonds, Series 2019 4.000% due 08/01/2039	1,210	1,038
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 5.500% due 01/15/2053	6,250	6,257
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	2,000	2,045
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	10,000	984
3.850% due 06/01/2050	7,000	6,322
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	2,530	2,540
5.000% due 07/01/2061	6,000	5,859
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,500	1,854
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	1,000	1,026
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,500	1,305
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (c)	5,000	2,272
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,583
6.250% due 10/01/2040	1,000	1,055
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	18,000	3,122
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (c)	10,635	1,867

		199,485

COLORADO 1.9%
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	6,000	5,343
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.250% due 01/01/2045	1,250	1,271
Colorado Health Facilities Authority Revenue Bonds, Series 2017 5.000% due 06/01/2031	3,760	4,193
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	5,000	4,486
Colorado Health Facilities Authority Revenue Bonds, Series 2020
4.000% due 09/01/2045	1,000	917
4.000% due 09/01/2050	2,800	2,502
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043 (e)	7,000	6,939
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016
5.750% due 12/01/2036	1,000	1,021
6.000% due 12/01/2046	1,447	1,478
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	2,913	2,766
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	3,000	2,481
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017 5.000% due 12/15/2041	875	834

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.250% due 11/15/2028	2,205	2,459
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	4,300	3,620
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2017
5.000% due 12/01/2030	1,500	1,506
7.500% due 12/15/2047	2,000	1,950
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	2,000	1,844
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2049	1,200	1,160

		46,770

CONNECTICUT 0.3%
Connecticut State General Obligation Bonds, Series 2019 5.000% due 04/15/2036	2,300	2,526
Connecticut State General Obligation Bonds, Series 2020
4.000% due 06/01/2037	1,000	1,003
4.000% due 06/01/2039	1,200	1,199
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 01/01/2055	1,750	1,717

		6,445

DELAWARE 1.5%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 10/01/2038	34,425	31,048
7.120% due 10/01/2038	6,075	5,914

		36,962

DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Bonds, Series 2017 5.000% due 07/01/2052	1,000	898
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001 6.500% due 05/15/2033	20	21

		919

FLORIDA 2.5%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,035
8.000% due 10/01/2046	1,250	1,294
Babcock Ranch Community Independent Special Assessment Bonds, Series2022 5.000% due 05/01/2053	2,000	1,881
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017 7.000% due 07/01/2052 ^(b)	4,365	1,266
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(b)	1,500	600
5.000% due 07/01/2043 ^(b)	950	185
5.250% due 07/01/2048 ^(b)	900	176
7.500% due 07/01/2053 ^(b)	1,000	35
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	22,070	1,501
Florida Development Finance Corp. Revenue Bonds, Series 2017 6.125% due 06/15/2047	5,300	4,988
Florida Development Finance Corp. Revenue Bonds, Series 2019
6.250% due 01/01/2049	5,600	5,545
6.500% due 01/01/2049	3,790	3,630
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018 6.000% due 04/01/2038 ^(b)	500	188
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (c)	2,815	1,931
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	3,000	2,949
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2032 (c)	1,000	620
0.000% due 10/01/2033 (c)	1,680	990
0.000% due 10/01/2035 (c)	1,250	666
Palm Beach County, Florida Revenue Bonds, Series 2021 5.000% due 06/01/2057	1,000	952
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	9,500	9,804
Pompano Beach, Florida General Obligation Bonds, Series 2018 4.000% due 07/01/2043	6,000	5,812
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	3,250	2,681
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	7,000	7,580
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 5.000% due 08/15/2042 (e)	3,000	3,143
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2040 (c)	1,000	447
0.000% due 09/01/2041 (c)	1,000	421

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014 5.750% due 05/01/2031	1,450	1,469

		61,789

GEORGIA 1.7%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(b)	1,600	848
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2032	1,000	1,106
5.000% due 07/01/2034	1,000	1,096
5.000% due 07/01/2038	1,000	1,085
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	9,041
4.125% due 11/01/2045	2,000	1,849
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2021 4.000% due 04/01/2056	500	347
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017 5.125% due 03/01/2052	1,620	1,156
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	1,830
5.000% due 01/01/2049	11,000	11,331
5.000% due 01/01/2059	2,000	2,049
5.000% due 01/01/2063	3,300	3,381
Municipal Electric Authority of Georgia Revenue Bonds, Series 2020
5.000% due 01/01/2045	2,000	2,090
5.000% due 01/01/2050	1,250	1,299
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063 (a)	5,000	4,624

		43,132

GUAM 0.1%
Guam Department of Education Certificates of Participation Bonds, Series 2020 5.000% due 02/01/2040	1,500	1,500

ILLINOIS 8.9%
Belleville, Illinois Tax Allocation Bonds, Series 2007 5.700% due 05/01/2036	1,000	979
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	3,500	3,546
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017 5.000% due 12/01/2046	6,000	6,093
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2031	4,045	4,184
5.000% due 12/01/2032	4,000	4,126
5.000% due 12/01/2046	7,000	7,103
Chicago Board of Education, Illinois General Obligation Bonds, Series 2022 4.000% due 12/01/2047	8,000	7,009
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,089
Chicago Board of Education, Illinois General Obligation Notes, Series 2019
0.000% due 12/01/2025 (c)	2,640	2,324
0.000% due 12/01/2026 (c)	2,700	2,275
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2053	9,000	9,323
Chicago Transit Authority, Illinois Revenue Bonds, Series 2014 5.250% due 12/01/2049	5,000	5,146
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
4.000% due 12/01/2050	1,250	1,198
4.000% due 12/01/2055	1,500	1,373
5.000% due 12/01/2055	2,500	2,634
Chicago, Illinois General Obligation Bonds, Series 2005 5.500% due 01/01/2037	7,035	7,252
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	3,350	3,448
Chicago, Illinois General Obligation Bonds, Series 2014 5.250% due 01/01/2033	4,250	4,322
Chicago, Illinois General Obligation Bonds, Series 2015 5.500% due 01/01/2033	6,000	6,202
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2029	4,000	4,274
5.625% due 01/01/2030	10,000	10,650
5.750% due 01/01/2034	3,120	3,317
6.000% due 01/01/2038	13,000	13,967
Exceptional Children Have Opportunities, Illinois Revenue Bonds, Series 2020 4.000% due 12/01/2036	680	689
Illinois Finance Authority Revenue Bonds, Series 2015 5.250% due 05/15/2050	1,650	1,785
Illinois Finance Authority Revenue Bonds, Series 2016 4.000% due 02/15/2036	2,500	2,505
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	2,720	1,835
5.125% due 02/15/2045 ^(b)	3,000	1,946

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 12/01/2043 ^«(b)	817	0
5.000% due 12/01/2053 ^(b)	583	0
5.800% due 12/01/2053 ^(b)	970	0
Illinois Finance Authority Revenue Bonds, Series 2019
2.450% due 10/01/2039	2,000	1,811
5.000% due 11/01/2035	4,900	4,670
5.000% due 11/01/2040	1,100	1,018
5.000% due 11/01/2049	1,700	1,504
Illinois Finance Authority Revenue Bonds, Series 2020 4.000% due 08/15/2039	5,370	5,338
Illinois Finance Authority Revenue Bonds, Series 2021 4.000% due 05/01/2045	3,830	3,379
Illinois State General Obligation Bonds, (AGM Insured), Series 2016 4.000% due 02/01/2031	1,500	1,510
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2025	2,550	2,643
5.000% due 02/01/2026	2,000	2,064
5.250% due 02/01/2029	845	870
Illinois State General Obligation Bonds, Series 2016 3.500% due 06/01/2029	2,000	1,990
Illinois State General Obligation Bonds, Series 2017 5.000% due 12/01/2038	1,000	1,034
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	4,000	4,036
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	1,940
Illinois State General Obligation Notes, Series 2014 4.000% due 02/01/2024	2,805	2,860
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	2,485	2,632
Illinois State General Obligation Notes, Series 2018 5.000% due 05/01/2028	4,295	4,639
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	2,650	2,931
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,115	3,180
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	3,500	3,253
3.000% due 06/15/2033	2,785	2,532
Illinois State Revenue Bonds, Series 2018 4.750% due 06/15/2043	10,000	10,173
Illinois State Revenue Notes, Series 2016 4.000% due 06/15/2025	155	159
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2031	2,000	2,279
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	10,000	3,361
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2034 (c)	4,000	2,402
0.000% due 06/15/2035 (c)	5,000	2,855
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 0.000% due 12/15/2047 (d)	2,500	1,392
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 4.000% due 06/15/2052	19,500	16,841
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	3,500	3,739
Southwestern Illinois Development Authority Revenue Bonds, Series 2007 5.350% due 03/01/2031	1,250	727

		221,356

INDIANA 1.5%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	3,000	2,961
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	5,500	4,986
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	5,500	4,986
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	29,725	23,565
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	1,017

		37,515

IOWA 1.5%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 1.148% due 08/15/2032	7,625	7,587
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 1.050% due 08/15/2029	9,920	9,908
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	9,500	9,764
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	1,847	1,974

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.000% due 06/01/2065 (c)	74,740	7,661

		36,894

KANSAS 0.1%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	3,520	757
Wichita, Kansas Revenue Bonds, Series 2016 5.250% due 12/01/2036	500	237
Wyandotte County-Kansas City Unified Government Revenue Bonds, Series 2018 4.500% due 06/01/2040	1,015	931

		1,925

KENTUCKY 1.3%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	2,139
6.250% due 11/15/2046	1,150	1,013
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 5.000% due 07/01/2050	5,670	4,719
Kentucky Economic Development Finance Authority Revenue Notes, Series 2021 4.250% due 07/01/2031	2,130	1,903
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,000	2,019
Kentucky Public Energy Authority Revenue Notes, Series 2018 4.000% due 06/01/2025	6,505	6,612
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2037	1,250	1,291
4.000% due 11/01/2038	350	359
5.000% due 11/01/2032	2,815	3,085
Owen County, Kentucky Revenue Bonds, Series 2019 2.450% due 06/01/2039	1,000	901
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2022 5.000% due 09/01/2041 (a)	5,000	5,419
Trimble County, Kentucky Revenue Bonds, Series 2016 1.300% due 09/01/2044	4,250	3,572

		33,032

LOUISIANA 1.0%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (e)	7,000	7,030
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	5,600	6,212
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	4,500	4,704
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.000% due 06/01/2037	3,320	3,281
2.100% due 06/01/2037	1,540	1,490
2.125% due 06/01/2037	1,310	1,268

		23,985

MAINE 0.2%
Finance Authority of Maine Revenue Bonds, Series 2017 5.375% due 12/15/2033 ^(b)	2,000	780
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,400	5,506

		6,286

MARYLAND 0.3%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.250% due 07/01/2050	1,400	1,214
Maryland Economic Development Corp. Revenue Bonds, Series 2021 3.997% due 04/01/2034	3,725	3,288
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020
4.000% due 09/01/2040	1,000	877
4.000% due 09/01/2050	3,000	2,448

		7,827

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	3,580	3,576

MICHIGAN 2.6%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	6,460	7,338
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	17,000	13,650
Gerald R Ford International Airport Authority, Michigan Revenue Bonds, Series 2021
5.000% due 01/01/2046	2,000	2,172

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

5.000% due 01/01/2051	2,500	2,705
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007 5.000% due 11/01/2036	1,200	1,201
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	8,385	8,456
5.000% due 07/01/2033	2,000	2,066
5.000% due 07/01/2044	4,500	4,500
Michigan Finance Authority Revenue Bonds, Series 2019 4.000% due 02/15/2047	3,500	3,302
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (c)	15,000	3,223
0.000% due 06/01/2065 (c)	15,000	1,374
4.800% due 09/01/2040	235	203
5.000% due 09/01/2050	380	317
Michigan Finance Authority Revenue Notes, Series 2014 3.875% due 10/01/2023	3,000	3,028
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	135	124
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (c)	43,000	4,684
0.000% due 06/01/2058 (c)	145,250	6,690

		65,033

MINNESOTA 0.7%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2041	750	776
Minnesota Municipal Gas Agency Revenue Bonds, Series 2022 4.000% due 12/01/2052	14,200	14,561
St Paul Park, Minnesota Revenue Bonds, Series 2018
4.375% due 05/01/2048	600	545
5.000% due 05/01/2053	2,500	2,503

		18,385

MISSOURI 0.4%
Ferguson, Missouri Certificates of Participation Notes, Series 2013 2.625% due 04/01/2023	335	333
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	240
5.550% due 10/01/2036	45	42
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020 4.000% due 03/01/2039	7,000	6,673
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016 5.000% due 08/15/2051	1,450	1,349
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017 5.125% due 06/01/2046	2,355	2,418

		11,055

MONTANA 0.1%
Hardin, Montana Tax Allocation Bonds, Series 2006 6.250% due 09/01/2031 ^	830	166
Kalispell, Montana Revenue Bonds, Series 2017 5.250% due 05/15/2047	1,500	1,426

		1,592

NEBRASKA 0.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012 5.250% due 09/01/2037	5,000	5,029

NEVADA 0.6%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020 4.000% due 06/15/2039	1,415	1,426
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	3,600	3,266
Nevada Department of Business & Industry State Revenue Bonds, Series 2017 5.125% due 12/15/2037	2,355	1,827
Nevada Department of Business & Industry State Revenue Bonds, Series 2018 6.950% due 02/15/2038	4,125	3,783
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	38,500	4,336

		14,638

NEW JERSEY 3.1%
Atlantic City, New Jersey General Obligation Bonds, (AGM Insured), Series 2017 5.000% due 03/01/2037	1,500	1,624
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	1,040	1,077
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2040	1,500	1,552

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.500% due 06/15/2029	5,000	5,686
New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	17,000	18,230
5.250% due 04/01/2028 (f)	4,195	4,560
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,250	2,343
New Jersey State General Obligation Bonds, Series 2020 4.000% due 06/01/2032	5,900	6,213
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2026	5,000	5,433
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,550
5.250% due 06/15/2041	1,000	1,031
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	2,000	1,958
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2021 4.000% due 06/15/2036	4,250	4,235
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	2,000	2,159
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	2,500	2,537
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2030	5,065	5,411
5.000% due 06/01/2046	1,000	1,001
5.250% due 06/01/2046	4,000	4,162
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	6,000	5,000

		76,762

NEW YORK 8.5%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	9,310	9,290
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,750	1,567
Huntington Local Development Corp., New York Revenue Notes, Series 2021 4.000% due 07/01/2027	5,000	4,777
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.250% due 11/15/2056	1,000	1,030
Metropolitan Transportation Authority, New York Revenue Notes, Series 2018 5.000% due 11/15/2026	2,200	2,358
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	8,735	9,045
New York City Housing Development Corp. Revenue Bonds, Series 2014 4.500% due 02/15/2048	3,000	2,987
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	2,000	1,765
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 08/01/2036	6,555	7,131
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2039	4,000	3,996
4.000% due 05/01/2042	5,000	4,934
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021 4.000% due 11/01/2038	6,410	6,409
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.000% due 08/01/2039 (a)	7,610	8,459
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2020
4.000% due 12/01/2033	500	513
4.000% due 12/01/2034	2,000	2,041
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	133,600	8,842
0.000% due 06/01/2060 (c)	210,000	6,219
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	13,675	13,350
5.375% due 11/15/2040	4,000	4,035
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	10,000	9,623
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,440	2,522
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2047	15,000	14,613
New York State Dormitory Authority Revenue Bonds, Series 2022 5.000% due 03/15/2041	4,625	5,145
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2042	4,000	4,306
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	4,080	4,170
5.000% due 01/01/2033	6,750	6,861
5.000% due 01/01/2036	1,500	1,517
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	8,000	7,347
5.000% due 10/01/2040	1,885	1,900
5.250% due 08/01/2031	8,985	9,364
New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2025	4,000	4,093

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

5.000% due 01/01/2028	1,000	1,032
New York Transportation Development Corp. Revenue Notes, Series 2021 2.250% due 08/01/2026	3,200	3,000
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.375% due 11/01/2054	4,000	3,404
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	67,080	6,923
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	11,480	11,203
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,500	4,445
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2030	7,960	8,355
5.000% due 06/01/2034	1,500	1,561
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	766
5.250% due 09/15/2053	2,500	1,861

		212,759

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043	7,940	4,606

OHIO 3.5%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	7,500	7,637
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (c)	138,880	17,879
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,218
5.000% due 12/01/2035	1,200	1,244
5.000% due 12/01/2037	650	670
5.000% due 12/01/2039	1,425	1,457
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	6,000	5,660
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.500% due 12/01/2037 ^(b)	1,100	352
6.750% due 12/01/2052 ^(b)	650	208
Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(b)	2,985	1,122
6.250% due 04/01/2049 ^(b)	6,520	2,451
Northeast Ohio Medical University Revenue Bonds, Series 2021
4.000% due 12/01/2035	300	294
4.000% due 12/01/2045	225	207
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	11,750	11,911
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	6,495	6,305
Ohio Air Quality Development Authority Revenue Bonds, Series 2007 2.500% due 11/01/2042	3,500	3,163
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 2.875% due 02/01/2026	5,000	4,793
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	4,500	4,086
Ohio State Revenue Bonds, Series 2020
4.000% due 11/15/2036	1,000	940
4.000% due 11/15/2040	1,110	1,030
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018 4.000% due 02/15/2033 (e)	5,000	5,247
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	2,500	2,169
Southern Ohio Port Authority Revenue Notes, Series 2020 6.500% due 12/01/2030	8,500	7,759

		87,802

OKLAHOMA 0.4%
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	7,500	6,079
Oklahoma Development Finance Authority Revenue Notes, Series 2020 1.625% due 07/06/2023	1,750	1,721
Oklahoma Turnpike Authority Revenue Bonds, Series 2018 4.000% due 01/01/2048	3,000	2,916
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(b)	526	1
6.875% due 11/01/2046 ^(b)	1,081	3
7.000% due 11/01/2051 ^(b)	2,163	5

		10,725

OREGON 0.7%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017 5.000% due 11/15/2052	1,500	1,415

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018 5.000% due 05/15/2052	355	307
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031 ^(b)	26,000	1,898
Oregon State Business Development Commission Revenue Bonds, Series 2018 6.500% due 04/01/2031 ^(b)	8,230	601
Oregon State Business Development Commission Revenue Bonds, Series 2020 9.000% due 04/01/2037 ^(b)	2,545	186
Oregon State Facilities Authority Revenue Bonds, Series 2020 5.000% due 10/01/2040	1,750	1,842
Portland, Oregon Water System Revenue Bonds, Series 2019 5.000% due 05/01/2044	7,500	8,252
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 0.000% due 06/15/2040 (a)(c)	5,000	2,271

		16,772

PENNSYLVANIA 3.3%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	3,500	3,521
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	7,280	8,750
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2032	1,000	1,082
5.000% due 06/01/2035	4,000	4,296
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 12/01/2053	1,650	1,467
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (e)	6,000	6,286
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050 (e)	9,000	8,173
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018 6.500% due 07/15/2048	4,200	4,437
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021 5.000% due 11/01/2051	6,000	6,301
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	2,965	2,789
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 4.000% due 09/01/2049	2,200	2,054
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.783% (US0001M) due 08/15/2048 ~	2,000	2,008
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	16,000	18,352
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 06/01/2036	5,750	6,047
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 4.000% due 12/01/2043	2,000	1,960
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	3,500	3,276
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018 5.000% due 07/01/2035	750	743

		81,542

PUERTO RICO 10.1%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	194,500	10,276
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	44,491	22,190
0.000% due 11/01/2051	57,806	24,929
6.200% due 07/01/2039 «	5,000	111
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	6,728	3,789
4.000% due 07/01/2033	5,228	4,803
4.000% due 07/01/2035	4,699	4,221
4.000% due 07/01/2037	4,033	3,580
4.000% due 07/01/2041	5,093	4,422
5.750% due 07/01/2031	5,513	6,033
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (c)	2,689	2,463
5.625% due 07/01/2027	5,770	6,146
5.625% due 07/01/2029	3,760	4,044
Employees Retirement of Puerto Rico Bonds, Series 2022 6.300% due 07/01/2038 «	2,000	45
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040 ^	24,108	21,395
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2012 5.250% due 07/01/2042	5,000	5,000
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.168% (US0003M) due 07/01/2029 ~	9,245	9,589
Puerto Rico Electric Power Authority Revenue Bonds, Series 2003 5.500% due 07/01/2020	10	9
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005 4.625% due 07/01/2030 ^(b)	10	8
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022 ^(b)	50	42

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

5.000% due 07/01/2026 ^(b)	10	9
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008 5.375% due 07/01/2024 ^(b)	55	47
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^(b)	100	80
3.875% due 07/01/2023 ^(b)	75	60
4.500% due 07/01/2023 ^(b)	15	13
4.600% due 07/01/2024 ^(b)	50	42
4.625% due 07/01/2025 ^(b)	35	29
4.750% due 07/01/2026 ^(b)	245	207
4.750% due 07/01/2027 ^(b)	50	42
5.000% due 07/01/2022 ^(b)	35	30
5.000% due 07/01/2024 ^(b)	50	43
5.000% due 07/01/2025 ^(b)	25	21
5.000% due 07/01/2026 ^(b)	65	55
5.250% due 07/01/2022 ^(b)	420	357
5.250% due 07/01/2025 ^(b)	25	21
5.250% due 07/01/2026 ^(b)	670	569
5.250% due 07/01/2027 ^(b)	140	119
5.250% due 07/01/2031 ^(b)	30	26
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013 7.000% due 07/01/2040 ^(b)	20	18
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 1998
4.750% due 07/01/2038 ^(b)	1,030	569
5.000% due 07/01/2022 ^(b)	995	159
5.000% due 07/01/2038 ^(b)	10	6
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2003
5.000% due 07/01/2022 ^(b)	265	146
5.000% due 07/01/2023 ^(b)	390	62
5.000% due 07/01/2028 ^(b)	8,000	1,280
5.000% due 07/01/2033 ^(b)	1,695	936
5.000% due 07/01/2042 ^(b)	13,320	7,359
5.450% due 07/01/2035	655	362
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2022 ^(b)	1,500	829
5.000% due 07/01/2024 ^(b)	145	80
5.000% due 07/01/2025 ^(b)	90	50
5.000% due 07/01/2026 ^(b)	5,305	2,931
5.000% due 07/01/2027 ^(b)	355	196
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022 ^(b)	1,000	552
5.000% due 07/01/2023 ^(b)	945	522
5.000% due 07/01/2025 ^(b)	255	141
5.000% due 07/01/2026 ^(b)	280	155
5.000% due 07/01/2032 ^(b)	810	448
5.000% due 07/01/2046 ^(b)	19,525	10,788
5.500% due 07/01/2022 ^(b)	25	14
5.500% due 07/01/2023 ^(b)	170	94
5.500% due 07/01/2024 ^(b)	2,670	1,475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	562	152
0.000% due 07/01/2051 (c)	181,988	36,416
5.000% due 07/01/2058	1,446	1,425
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	18,800	17,702
4.784% due 07/01/2058	33,924	32,488

		252,220

RHODE ISLAND 0.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (c)	12,580	1,951
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,000	4,055
5.000% due 06/01/2050	2,500	2,528

		8,534

SOUTH CAROLINA 0.2%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2046	4,000	4,203
South Carolina Public Service Authority Revenue Bonds, Series 2016 4.000% due 12/01/2041	200	189

		4,392

TENNESSEE 1.1%
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016 5.625% due 06/01/2035	2,000	1,887
Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017 7.500% due 06/01/2047 ^(b)	4,600	1,242
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017 5.625% due 01/01/2046	850	615
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	788

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, (AGM Insured), Series 2008 0.650% due 06/01/2042	6,775	6,775
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	9,750	8,943
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	1,545	1,607
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017 4.000% due 05/01/2048	1,630	1,650
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2018 4.000% due 11/01/2049	4,000	4,063

		27,570

TEXAS 6.0%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
3.200% due 12/01/2045	5,750	5,750
7.500% due 12/01/2045	5,560	4,465
12.000% due 12/01/2045	9,525	8,606
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 12/01/2051	2,710	2,764
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	500	495
9.000% due 03/01/2039	15,760	17,068
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022 10.000% due 06/01/2042	5,000	4,882
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 6.500% due 07/01/2026	12,750	12,267
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (c)	5,115	2,589
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	3,000	3,060
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012 4.750% due 11/15/2046	2,500	2,530
Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016 0.000% due 08/16/2030 (c)	2,560	1,954
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031	1,030	566
4.250% due 07/01/2036	1,700	935
5.000% due 07/01/2031	265	199
5.000% due 07/01/2046	3,320	2,250
5.000% due 07/01/2051	4,505	3,379
5.250% due 07/01/2036	400	200
5.750% due 07/01/2051	1,000	500
7.000% due 07/01/2051	1,450	652
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	500	496
4.000% due 08/15/2035 (e)	1,300	1,289
4.000% due 08/15/2036 (e)	1,100	1,091
4.000% due 08/15/2037 (e)	1,500	1,487
4.000% due 08/15/2040 (e)	4,600	4,554
5.000% due 01/01/2042	500	493
5.000% due 01/01/2047	1,500	1,455
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	450	309
5.000% due 12/01/2054	250	222
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.250% due 01/01/2042	9,800	8,694
New Hope Cultural Education Finance Facilities Corp., Texas Revenue Notes, Series 2016 6.000% due 07/01/2026	80	36
North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2043	5,925	6,313
5.000% due 01/01/2048	4,000	4,201
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,800	5,037
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	3,075	3,031
Port Beaumont Navigation District, Texas Revenue Notes, Series 2020 6.000% due 01/01/2025	2,500	2,521
Port of Beaumont Industrial Development Authority, Texas Revenue Notes, Series 2021 4.100% due 01/01/2028	1,500	1,346
Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 02/15/2052 (a)	4,000	4,407
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	95
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2048	5,000	4,859
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2052	3,000	3,115
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 2.675% (US0003M) due 12/15/2026 ~	5,530	5,291
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021 5.000% due 12/15/2025	2,500	2,629
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 4.000% due 12/31/2037	3,000	2,762
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	6,500	6,620

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016 6.750% due 12/01/2051 ^(b)	2,500	1,550

		149,014

U.S. VIRGIN ISLANDS 0.8%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2032	13,930	14,335
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Notes, Series 2022 5.000% due 10/01/2027	5,660	5,825

		20,160

UTAH 0.3%
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2050	4,200	3,265
Military Installation Development Authority, Utah Revenue Bonds, Series 2021 4.000% due 06/01/2052	3,500	2,654
UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	2,000	1,624

		7,543

VIRGINIA 1.3%
Carilion Clinic Obligated Group, Virginia Revenue Bonds, Series 2020 4.000% due 07/01/2051	5,000	4,803
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013 6.000% due 06/01/2043	2,332	2,417
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044 ^(b)	358	269
6.050% due 03/01/2044	166	137
6.050% due 03/01/2054 ^(b)	584	292
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018 5.000% due 09/01/2045	2,250	2,085
Virginia Small Business Financing Authority Revenue Bonds, Series 2017 5.000% due 12/31/2056	2,000	2,032
Virginia Small Business Financing Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	979
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	16,000	15,680
7.500% due 07/01/2052	4,674	4,581

		33,275

WASHINGTON 2.0%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (e)	6,390	6,418
Snohomish County, Washington Public Utility District No 1 Revenue Bonds, Series 2021 5.000% due 12/01/2051	9,000	9,955
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	2,730	2,516
Washington Health Care Facilities Authority Revenue Bonds, Series 2021 4.000% due 10/01/2042	7,315	7,520
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	11,500	11,000
Washington State Health Care Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2031 (e)	3,500	3,778
5.000% due 10/01/2032 (e)	3,000	3,218
5.000% due 10/01/2033 (e)	3,500	3,735
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2053	1,200	935

		49,075

WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	117,010	9,478
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	2,497
4.875% due 06/01/2049	12,500	11,451
West Virginia Economic Development Authority Revenue Bonds, Series 2021 4.125% due 07/01/2045	1,000	994

		24,420

WISCONSIN 3.6%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	750	685
6.000% due 06/01/2037	2,000	1,854
6.750% due 08/01/2031	17,500	14,447
7.000% due 11/01/2046 ^(b)	3,500	2,774
7.000% due 01/01/2050	4,750	5,142
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	4,543
6.375% due 01/01/2048	8,930	5,492

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

7.000% due 07/01/2048	3,000	2,483
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	5,230	4,439
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	4,185	1,751
0.000% due 01/01/2060 (c)	13,000	884
5.000% due 01/01/2055	3,500	3,120
5.250% due 03/01/2045	3,325	3,185
5.250% due 03/01/2055	1,000	936
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.500% due 06/01/2056	8,000	5,993
5.625% due 06/01/2050	6,500	5,013
6.500% due 09/01/2036	2,967	2,819
6.500% due 06/01/2045	1,400	1,119
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 5.000% due 12/01/2025	2,000	2,105
Public Finance Authority, Wisconsin Revenue Notes, Series 2017
5.625% due 08/01/2024	3,000	2,851
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	25,000	8,396
0.000% due 12/15/2055 (c)	14,520	2,905
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (e)	3,000	2,968
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2041	4,000	3,852

		89,756

Total Municipal Bonds & Notes (Cost $2,307,481)		2,167,711

SHORT-TERM INSTRUMENTS 10.3%
REPURCHASE AGREEMENTS (g) 10.3%		257,329

Total Short-Term Instruments (Cost $257,329)		257,329

Total Investments in Securities (Cost $2,638,909)		2,491,365

	SHARES
INVESTMENTS IN AFFILIATES 2.3%
SHORT-TERM INSTRUMENTS 2.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short-Term Floating NAV Portfolio III	6,053,888	58,747

Total Short-Term Instruments (Cost $59,439)		58,747

Total Investments in Affiliates (Cost $59,439)		58,747

Total Investments 102.2% (Cost $2,698,348)		$2,550,112
Financial Derivative Instruments (h) (0.0)%(Cost or Premiums, net $0)		(202)
Other Assets and Liabilities, net (2.2)%		(55,401)

Net Assets 100.0%		$2,494,509

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

New Jersey Economic Development Authority Revenue Notes, Series 2019	5.250%	04/01/2028	05/10/2022	$4,545	$4,560	0.18%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$329	U.S. Treasury Notes 3.000% due 06/30/2024	$(336)	$329	$329
1.450	06/30/2022	07/01/2022	257,000	U.S. Treasury Bonds 4.250% due 11/15/2040	(262,140)	257,000	257,010

Total Repurchase Agreements	$(262,476)	$257,329	$257,339

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	86	$(13,274)	$129	$0	$(202)

Total Futures Contracts	$129	$0	$(202)

Cash of $4,888 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,118	$30,458	$39,576
Industrials	0	25,074	0	25,074
Utilities	0	1,675	0	1,675
Municipal Bonds & Notes
Alabama	0	85,059	0	85,059
Alaska	0	28	0	28
Arizona	0	32,352	0	32,352
Arkansas	0	8,215	0	8,215
California	0	199,485	0	199,485
Colorado	0	46,770	0	46,770
Connecticut	0	6,445	0	6,445
Delaware	0	36,962	0	36,962
District of Columbia	0	919	0	919
Florida	0	61,789	0	61,789
Georgia	0	43,132	0	43,132
Guam	0	1,500	0	1,500
Illinois	0	221,356	0	221,356
Indiana	0	37,515	0	37,515
Iowa	0	36,894	0	36,894
Kansas	0	1,925	0	1,925
Kentucky	0	33,032	0	33,032
Louisiana	0	23,985	0	23,985
Maine	0	6,286	0	6,286
Maryland	0	7,827	0	7,827
Massachusetts	0	3,576	0	3,576
Michigan	0	65,033	0	65,033
Minnesota	0	18,385	0	18,385
Missouri	0	11,055	0	11,055
Montana	0	1,592	0	1,592
Nebraska	0	5,029	0	5,029
Nevada	0	14,638	0	14,638
New Jersey	0	76,762	0	76,762
New York	0	212,759	0	212,759
North Dakota	0	4,606	0	4,606
Ohio	0	87,802	0	87,802
Oklahoma	0	10,725	0	10,725
Oregon	0	16,772	0	16,772
Pennsylvania	0	81,542	0	81,542
Puerto Rico	0	252,064	156	252,220
Rhode Island	0	8,534	0	8,534
South Carolina	0	4,392	0	4,392
Tennessee	0	27,570	0	27,570
Texas	0	149,014	0	149,014
U.S. Virgin Islands	0	20,160	0	20,160
Utah	0	7,543	0	7,543
Virginia	0	33,275	0	33,275
Washington	0	49,075	0	49,075
West Virginia	0	24,420	0	24,420
Wisconsin	0	89,756	0	89,756
Short-Term Instruments
Repurchase Agreements	0	257,329	0	257,329

$0	$2,460,751	$30,614	$2,491,365
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$58,747	$0	$0	$58,747

Total Investments	$58,747	$2,460,751	$30,614	$2,550,112

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(202)	$0	$(202)

Total Financial Derivative Instruments	$0	$(202)	$0	$(202)

Totals	$58,747	$2,460,549	$30,614	$2,549,910

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022 (1)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$23,287	$8,500	$(516)	$3	$12	$(828)	$0	$0	$30,458	$(841)

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Municipal Bonds & Notes
Puerto Rico	156	0	0	0	0	0	0	0	156	0

Totals	$23,443	$8,500	$(516)	$3	$12	$(828)	$0	$0	$30,614	$(841)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance		$16,813	Other Valuation Techniques(2)			—			—	—
		13,645	Proxy Pricing			Base Price			94.680 - 100.000	97.955
Municipal Bonds & Notes
Puerto Rico		156	Other Valuation Techniques(2)			—			—	—

Total		$30,614

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO High Yield Spectrum Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
AAdvantage Loyalty IP Ltd. 5.813% (LIBOR03M + 4.750%) due 04/20/2028 ~		$800	$766
AmSurg Corp. 13.000% due 04/30/2028 «		116	108
Diamond Sports Group LLC 9.181% due 05/26/2026		223	220
Envision Healthcare Corp. TBD% due 04/30/2027		100	99
Intelsat Jackson Holdings SA 4.920% due 02/01/2029		595	546
Softbank Vision Fund 5.000% due 12/21/2025 «		1,227	1,227

Total Loan Participations and Assignments (Cost $3,183)			2,966

CORPORATE BONDS & NOTES 84.4%
BANKING & FINANCE 14.0%
ADLER Group SA 1.875% due 01/14/2026	EUR	700	381
Allied Universal Holdco LLC
3.625% due 06/01/2028		1,000	797
6.000% due 06/01/2029		$600	437
Armor Holdco, Inc. 8.500% due 11/15/2029		600	497
Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	950	592
8.000% due 01/22/2030 •		750	503
BroadStreet Partners, Inc. 5.875% due 04/15/2029		$350	274
Burford Capital Global Finance LLC 6.875% due 04/15/2030		850	748
Coinbase Global, Inc. 3.625% due 10/01/2031		375	212
CTR Partnership LP 3.875% due 06/30/2028		200	171
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,050	662
Deutsche Bank AG 5.882% due 07/08/2031 •		1,300	1,182
Ford Motor Credit Co. LLC
0.346% due 12/01/2024 •	EUR	1,500	1,467
2.900% due 02/16/2028		$500	404
4.000% due 11/13/2030		1,550	1,259
4.125% due 08/17/2027		1,100	972
4.271% due 01/09/2027		1,800	1,618
5.125% due 06/16/2025		700	670
Fortress Transportation & Infrastructure Investors LLC 5.500% due 05/01/2028		1,450	1,201
Freedom Mortgage Corp. 6.625% due 01/15/2027		600	445
Getty Images, Inc. 9.750% due 03/01/2027		1,000	951
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		1,000	948
HAT Holdings LLC 3.375% due 06/15/2026		840	725
Howard Hughes Corp.
4.125% due 02/01/2029		500	387
5.375% due 08/01/2028		375	315
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(g)(h)	EUR	1,000	1,000
7.700% due 09/17/2025 •(g)(h)		$400	361
Intrum AB
3.500% due 07/15/2026	EUR	500	440
4.875% due 08/15/2025		1,000	953
Jefferies Finance LLC 5.000% due 08/15/2028		$600	495
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029		600	463
LeasePlan Corp. NV 7.375% due 05/29/2024 •(g)(h)	EUR	800	820

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2022 (Unaudited)

LFS Topco LLC 5.875% due 10/15/2026		$500	396
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(g)(h)		2,000	1,944
Midcap Financial Issuer Trust
5.625% due 01/15/2030		500	391
6.500% due 05/01/2028		650	561
MPT Operating Partnership LP 0.993% due 10/15/2026	EUR	1,100	952
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/2030		$400	299
OneMain Finance Corp.
4.000% due 09/15/2030		500	371
5.375% due 11/15/2029		750	609
6.875% due 03/15/2025		1,000	950
7.125% due 03/15/2026		500	463
Park Intermediate Holdings LLC
4.875% due 05/15/2029		500	430
5.875% due 10/01/2028		500	457
Paysafe Finance PLC 3.000% due 06/15/2029	EUR	400	316
PennyMac Financial Services, Inc.
5.375% due 10/15/2025		$1,000	873
5.750% due 09/15/2031		600	449
PRA Group, Inc. 5.000% due 10/01/2029		1,000	830
RHP Hotel Properties LP 4.500% due 02/15/2029		1,000	850
RLJ Lodging Trust LP 4.000% due 09/15/2029		600	494
Rocket Mortgage LLC
3.625% due 03/01/2029		1,000	788
4.000% due 10/15/2033		1,000	712
Sitka Holdings LLC 6.750% due 07/06/2026 •		1,200	1,162
UniCredit SpA 5.459% due 06/30/2035 •		1,000	809
United Wholesale Mortgage LLC 5.500% due 11/15/2025		375	322
UPC Broadband Finco BV 4.875% due 07/15/2031		400	327
USI, Inc. 6.875% due 05/01/2025		700	676
ZF Finance GmbH 2.750% due 05/25/2027	EUR	1,100	913

			39,694

INDUSTRIALS 65.2%
180 Medical, Inc. 3.875% due 10/15/2029		$600	520
AdaptHealth LLC 5.125% due 03/01/2030		400	338
Adient Global Holdings Ltd.
3.500% due 08/15/2024	EUR	500	475
4.875% due 08/15/2026		$500	440
ADT Security Corp. 4.875% due 07/15/2032		500	399
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		850	730
Ahead DB Holdings LLC 6.625% due 05/01/2028		750	623
Air Canada 3.875% due 08/15/2026		800	678
Albion Financing 1 SARL 6.125% due 10/15/2026		450	386
Altice Financing SA
3.000% due 01/15/2028	EUR	500	393
5.750% due 08/15/2029		$1,250	1,007
Altice France Holding SA
6.000% due 02/15/2028		1,000	712
8.000% due 05/15/2027	EUR	500	432
10.500% due 05/15/2027		$500	421
Altice France SA
4.000% due 07/15/2029	EUR	500	385
5.500% due 01/15/2028		$500	404
8.125% due 02/01/2027		350	323
American Airlines, Inc.
5.500% due 04/20/2026		1,700	1,568
5.750% due 04/20/2029		1,200	1,029
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		1,000	858
Apache Corp. 4.875% due 11/15/2027		1,000	923
Arches Buyer, Inc. 6.125% due 12/01/2028		850	694

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2022 (Unaudited)

Ardagh Metal Packaging Finance USA LLC
3.000% due 09/01/2029	EUR	500	392
3.250% due 09/01/2028		$250	214
Ardagh Packaging Finance PLC
4.125% due 08/15/2026		500	425
5.250% due 08/15/2027		450	322
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		400	353
7.000% due 11/01/2026		500	466
Ashland Services BV 2.000% due 01/30/2028	EUR	1,000	863
ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		$600	480
7.500% due 09/30/2029		200	139
At Home Group, Inc. 7.125% due 07/15/2029		800	455
Atlantia SpA
1.625% due 02/03/2025	EUR	500	479
1.875% due 07/13/2027		1,000	855
Avantor Funding, Inc.
3.875% due 07/15/2028		500	456
3.875% due 11/01/2029		$1,000	876
B.C. Unlimited Liability Co.
3.875% due 01/15/2028		1,000	870
4.000% due 10/15/2030		1,950	1,571
Banijay Group SAS 6.500% due 03/01/2026	EUR	800	704
Bath & Body Works, Inc. 6.875% due 11/01/2035		$500	408
Bausch Health Cos., Inc.
5.500% due 11/01/2025		1,000	880
7.250% due 05/30/2029		1,000	544
BCP Modular Services Finance PLC 6.750% due 11/30/2029	EUR	800	616
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		$1,025	836
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (b)		500	308
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	1,150	1,092
Block, Inc. 3.500% due 06/01/2031		$425	340
Bombardier, Inc.
6.000% due 02/15/2028		900	676
7.125% due 06/15/2026		500	414
7.500% due 03/15/2025		1,285	1,165
Boxer Parent Co., Inc. 6.500% due 10/02/2025	EUR	500	493
Boyd Gaming Corp. 4.750% due 06/15/2031		$550	466
Buckeye Partners LP
4.125% due 03/01/2025		375	348
4.500% due 03/01/2028		250	211
Builders FirstSource, Inc. 5.000% due 03/01/2030		500	424
CAB SELAS 3.375% due 02/01/2028	EUR	250	211
Cable One, Inc. 4.000% due 11/15/2030		$750	617
Cablevision Lightpath LLC 5.625% due 09/15/2028		750	588
Camelot Finance SA 4.500% due 11/01/2026		850	777
Carnival Corp. 7.625% due 03/01/2026		750	583
Carnival PLC 1.000% due 10/28/2029	EUR	600	356
Carvana Co.
4.875% due 09/01/2029		$500	285
5.500% due 04/15/2027		250	162
Catalent Pharma Solutions, Inc. 2.375% due 03/01/2028	EUR	2,000	1,719
CB High Ridge 8.875% due 03/15/2025 «		$1,750	28
CCO Holdings LLC
4.500% due 08/15/2030		1,500	1,250
4.500% due 05/01/2032		1,500	1,220
4.500% due 06/01/2033		1,000	790
5.000% due 02/01/2028		1,000	926
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		250	222
CDI Escrow Issuer, Inc. 5.750% due 04/01/2030		600	547
Cellnex Finance Co. SA 2.000% due 02/15/2033	EUR	1,400	978

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2022 (Unaudited)

Centene Corp.
2.500% due 03/01/2031		$500	398
3.375% due 02/15/2030		250	213
Centennial Resource Production LLC 5.375% due 01/15/2026		1,000	905
Charles River Laboratories International, Inc. 3.750% due 03/15/2029		500	435
Chemours Co. 4.000% due 05/15/2026	EUR	535	499
Cheniere Energy Partners LP 3.250% due 01/31/2032		$1,000	790
Cheniere Energy, Inc. 4.625% due 10/15/2028		625	565
Cheplapharm Arzneimittel GmbH 4.375% due 01/15/2028	EUR	1,000	895
Chesapeake Energy Corp.
5.500% due 02/01/2026		$500	477
6.750% due 04/15/2029		850	824
Chobani LLC 7.500% due 04/15/2025		800	736
Chrome Bidco SASU 3.500% due 05/31/2028	EUR	200	172
Cirsa Finance International SARL
4.750% due 05/22/2025		500	465
6.250% due 12/20/2023		425	425
Clarios Global LP 4.375% due 05/15/2026		1,500	1,378
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		$500	419
4.875% due 07/01/2029		600	494
Clear Channel Outdoor Holdings, Inc. 7.750% due 04/15/2028		300	219
Clydesdale Acquisition Holdings, Inc. 8.750% due 04/15/2030		500	433
CommScope, Inc.
4.750% due 09/01/2029		650	526
7.125% due 07/01/2028		1,000	761
8.250% due 03/01/2027		375	297
Community Health Systems, Inc.
4.750% due 02/15/2031		1,000	735
5.625% due 03/15/2027		400	340
6.875% due 04/01/2028		750	441
6.875% due 04/15/2029		650	421
8.000% due 03/15/2026		500	457
Comstock Resources, Inc. 6.750% due 03/01/2029		500	449
Condor Merger Sub, Inc. 7.375% due 02/15/2030		500	408
Consolidated Communications, Inc. 5.000% due 10/01/2028		275	220
Coty, Inc.
4.750% due 04/15/2026	EUR	500	453
4.750% due 01/15/2029		$600	516
5.000% due 04/15/2026		1,000	918
6.500% due 04/15/2026		500	462
CQP Holdco LP 5.500% due 06/15/2031		700	598
Crocs, Inc. 4.250% due 03/15/2029		100	74
CSC Holdings LLC
5.875% due 09/15/2022		500	498
6.500% due 02/01/2029		1,000	905
Ctec GmbH 5.250% due 02/15/2030	EUR	300	229
DaVita, Inc. 4.625% due 06/01/2030		$1,600	1,253
DCP Midstream Operating LP
3.250% due 02/15/2032		700	550
5.625% due 07/15/2027		500	478
6.450% due 11/03/2036		400	394
Deluxe Corp. 8.000% due 06/01/2029		625	510
Diamond BC BV 4.625% due 10/01/2029		450	360
Diamond Foreign Asset Co. (9.000% Cash or 13.000% PIK) 9.000% due 04/22/2027 (b)		21	20
Diamond Offshore Drilling, Inc. 13.000% due 12/21/2026 «(a)		11	11
Diamond Sports Group LLC
5.375% due 08/15/2026		1,250	314
6.625% due 08/15/2027		500	62
DirecTV Financing LLC 5.875% due 08/15/2027		1,700	1,456
DISH DBS Corp.
5.250% due 12/01/2026		1,500	1,179
5.750% due 12/01/2028		400	297

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2022 (Unaudited)

DT Midstream, Inc.
4.125% due 06/15/2029		800	680
4.375% due 06/15/2031		1,000	840
Dufry One BV 3.375% due 04/15/2028	EUR	800	643
Endo Dac 6.000% due 06/30/2028		$982	79
Endurance International Group Holdings, Inc. 6.000% due 02/15/2029		800	579
Energizer Holdings, Inc.
4.375% due 03/31/2029		500	385
4.750% due 06/15/2028		300	239
EnLink Midstream LLC 5.625% due 01/15/2028		500	459
EnLink Midstream Partners LP 4.850% due 07/15/2026		500	462
EQM Midstream Partners LP
4.000% due 08/01/2024		375	349
4.750% due 01/15/2031		500	400
7.500% due 06/01/2030		300	289
Fertitta Entertainment LLC 6.750% due 01/15/2030		750	578
First Student Bidco, Inc. 4.000% due 07/31/2029		700	561
Foundation Building Materials, Inc. 6.000% due 03/01/2029		400	294
Frontier Communications Holdings LLC
5.875% due 10/15/2027		375	338
6.000% due 01/15/2030		1,000	772
6.750% due 05/01/2029		250	206
Full House Resorts, Inc. 8.250% due 02/15/2028		750	600
Gap, Inc. 3.625% due 10/01/2029		500	352
Garda World Security Corp. 6.000% due 06/01/2029		400	308
GCP Applied Technologies, Inc. 5.500% due 04/15/2026		1,000	997
GFL Environmental, Inc. 4.000% due 08/01/2028		600	496
Global Medical Response, Inc. 6.500% due 10/01/2025		800	714
Graham Packaging Co., Inc. 7.125% due 08/15/2028		500	402
Grifols Escrow Issuer SA 3.875% due 10/15/2028	EUR	1,200	1,042
Grifols SA 2.250% due 11/15/2027		300	263
H-Food Holdings LLC 8.500% due 06/01/2026		$1,300	912
Hadrian Merger Sub, Inc. 8.500% due 05/01/2026		700	666
HCA, Inc. 3.500% due 09/01/2030		750	640
HealthEquity, Inc. 4.500% due 10/01/2029		900	789
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		600	478
3.750% due 05/01/2029		375	319
Hilton Grand Vacations Borrower Escrow LLC 5.000% due 06/01/2029		625	507
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027		500	432
iHeartCommunications, Inc.
4.750% due 01/15/2028		1,000	825
6.375% due 05/01/2026		250	232
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)		250	215
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		500	436
IMA Industria Macchine Automatiche SpA 3.750% due 01/15/2028	EUR	300	253
Imola Merger Corp. 4.750% due 05/15/2029		$400	336
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	375	332
INEOS Styrolution Group GmbH 2.250% due 01/16/2027		300	244
Innophos Holdings, Inc. 9.375% due 02/15/2028		$700	639
Installed Building Products, Inc. 5.750% due 02/01/2028		800	712
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		2,109	1,745
International Game Technology PLC
2.375% due 04/15/2028	EUR	500	414

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2022 (Unaudited)

3.500% due 07/15/2024		500	512
IQVIA, Inc. 2.250% due 01/15/2028		1,500	1,307
IRB Holding Corp. 7.000% due 06/15/2025		$400	392
Jaguar Land Rover Automotive PLC 4.500% due 07/15/2028	EUR	750	565
Jazz Securities DAC 4.375% due 01/15/2029		$500	446
JELD-WEN, Inc. 4.875% due 12/15/2027		500	391
Kronos Acquisition Holdings, Inc. 7.000% due 12/31/2027		1,050	789
LABL, Inc.
6.750% due 07/15/2026		1,000	902
10.500% due 07/15/2027		400	349
Laboratoire Eimer Selas 5.000% due 02/01/2029	EUR	300	221
Lamb Weston Holdings, Inc. 4.375% due 01/31/2032		$1,100	959
LBM Acquisition LLC 6.250% due 01/15/2029		250	161
Legacy LifePoint Health LLC 4.375% due 02/15/2027		400	343
Level 3 Financing, Inc. 3.750% due 07/15/2029		800	620
LifePoint Health, Inc. 5.375% due 01/15/2029		500	368
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		600	519
LogMeIn, Inc. 5.500% due 09/01/2027		375	262
Loxam SAS 4.500% due 02/15/2027	EUR	700	633
Madison IAQ LLC 5.875% due 06/30/2029		$500	384
Manitowoc Co., Inc. 9.000% due 04/01/2026		500	466
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	500	418
Marks & Spencer PLC 3.750% due 05/19/2026	GBP	500	536
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029		$400	333
Mauser Packaging Solutions Holding Co.
4.750% due 04/15/2024	EUR	500	491
7.250% due 04/15/2025		$500	437
Medline Borrower LP 3.875% due 04/01/2029		300	257
MEDNAX, Inc. 5.375% due 02/15/2030		400	343
MGM China Holdings Ltd. 4.750% due 02/01/2027		1,000	709
MGM Resorts International 6.000% due 03/15/2023		500	500
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		500	408
MPH Acquisition Holdings LLC 5.750% due 11/01/2028		800	665
Nabors Industries, Inc. 9.000% due 02/01/2025		375	374
NCL Corp. Ltd. 5.875% due 03/15/2026		925	729
NESCO Holdings, Inc. 5.500% due 04/15/2029		250	210
Nidda BondCo GmbH 5.000% due 09/30/2025 (k)	EUR	450	383
Nidda Healthcare Holding GmbH 3.500% due 09/30/2024		1,500	1,396
Nielsen Finance LLC
4.500% due 07/15/2029		$1,100	995
5.625% due 10/01/2028		250	233
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)		146	160
Norican AS 4.500% due 05/15/2023	EUR	400	370
Novelis Corp.
3.250% due 11/15/2026		$900	762
4.750% due 01/30/2030		400	333
NuStar Logistics LP
5.750% due 10/01/2025		250	234
6.375% due 10/01/2030		500	435
Occidental Petroleum Corp.
5.550% due 03/15/2026		500	497
6.200% due 03/15/2040		500	494
7.875% due 09/15/2031		1,500	1,649

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2022 (Unaudited)

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		725	569
5.375% due 10/01/2029	EUR	500	378
Open Text Holdings, Inc. 4.125% due 12/01/2031		$850	705
Organon & Co.
2.875% due 04/30/2028	EUR	500	440
4.125% due 04/30/2028		$500	444
5.125% due 04/30/2031		600	520
Owens & Minor, Inc. 4.500% due 03/31/2029		500	409
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		875	750
Pactiv LLC 7.950% due 12/15/2025		700	620
Park River Holdings, Inc. 5.625% due 02/01/2029		800	500
Parkland Corp. 4.625% due 05/01/2030		500	406
PDC Energy, Inc. 5.750% due 05/15/2026		500	467
Performance Food Group, Inc. 4.250% due 08/01/2029		600	502
Perrigo Finance Unlimited Co. 4.900% due 12/15/2044		400	289
PetSmart, Inc. 7.750% due 02/15/2029		600	542
Post Holdings, Inc.
4.500% due 09/15/2031		1,500	1,231
4.625% due 04/15/2030		500	423
Premier Entertainment Sub LLC 5.875% due 09/01/2031		725	504
Presidio Holdings, Inc. 8.250% due 02/01/2028		750	660
Prestige Brands, Inc. 3.750% due 04/01/2031		400	332
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		825	707
Prime Security Services Borrower LLC
5.250% due 04/15/2024		500	490
6.250% due 01/15/2028		500	420
Q-Park Holding BV 2.000% due 03/01/2027	EUR	1,000	838
Quatrim SASU 5.875% due 01/15/2024		500	500
Radiate Holdco LLC 6.500% due 09/15/2028		$1,000	776
Radiology Partners, Inc. 9.250% due 02/01/2028		500	376
Real Hero Merger Sub 2, Inc. 6.250% due 02/01/2029		400	304
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		1,000	974
Revlon Consumer Products Corp. 6.250% due 08/01/2024		500	41
Rite Aid Corp. 7.500% due 07/01/2025		225	183
Rockcliff Energy LLC 5.500% due 10/15/2029		400	365
Rockies Express Pipeline LLC 4.800% due 05/15/2030		750	626
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029		1,000	852
Rolls-Royce PLC
0.875% due 05/09/2024	EUR	500	486
4.625% due 02/16/2026		450	444
5.750% due 10/15/2027		$1,000	904
Royal Caribbean Cruises Ltd. 5.375% due 07/15/2027		500	365
Scientific Games Holdings LP 6.625% due 03/01/2030		400	341
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028		500	417
Scripps Escrow, Inc. 3.875% due 01/15/2029		600	504
Seagate HDD Cayman
4.125% due 01/15/2031		700	573
5.750% due 12/01/2034		200	176
Sensata Technologies BV 4.000% due 04/15/2029		1,000	850
Sensata Technologies, Inc. 3.750% due 02/15/2031		400	321
Sigma Holdco BV 7.875% due 05/15/2026		1,000	569
Simmons Foods, Inc. 4.625% due 03/01/2029		350	296

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2022 (Unaudited)

Sirius XM Radio, Inc. 3.875% due 09/01/2031		250	200
SM Energy Co.
6.625% due 01/15/2027		250	234
6.750% due 09/15/2026		250	236
Spirit AeroSystems, Inc.
3.950% due 06/15/2023		375	352
7.500% due 04/15/2025		1,000	932
SRS Distribution, Inc.
4.625% due 07/01/2028		400	351
6.000% due 12/01/2029		600	472
Stagwell Global LLC 5.625% due 08/15/2029		800	645
Standard Industries, Inc.
3.375% due 01/15/2031		1,000	740
5.000% due 02/15/2027		1,000	894
Staples, Inc. 10.750% due 04/15/2027		550	364
Station Casinos LLC 4.625% due 12/01/2031		350	273
Strathcona Resources Ltd. 6.875% due 08/01/2026		800	729
Studio City Finance Ltd. 5.000% due 01/15/2029		200	104
Suburban Propane Partners LP 5.000% due 06/01/2031		400	341
Summer BC Holdco A SARL 9.250% due 10/31/2027	EUR	901	733
Summer BC Holdco B SARL 5.750% due 10/31/2026		250	229
Surgery Center Holdings, Inc. 10.000% due 04/15/2027		$1,000	970
Syneos Health, Inc. 3.625% due 01/15/2029		500	424
T-Mobile USA, Inc. 2.625% due 02/15/2029		625	528
Team Health Holdings, Inc. 6.375% due 02/01/2025		1,200	840
TEGNA, Inc. 5.000% due 09/15/2029		1,000	948
Teleflex, Inc. 4.250% due 06/01/2028		1,000	905
Tenet Healthcare Corp.
6.125% due 06/15/2030		500	463
6.875% due 11/15/2031		900	802
TK Elevator Holdco GmbH 7.625% due 07/15/2028		448	403
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027		500	447
TopBuild Corp. 3.625% due 03/15/2029		500	395
TransDigm, Inc.
4.625% due 01/15/2029		300	242
5.500% due 11/15/2027		2,000	1,703
Transocean, Inc. 7.250% due 11/01/2025		500	371
Travel & Leisure Co. 6.625% due 07/31/2026		750	712
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		1,000	916
TriMas Corp. 4.125% due 04/15/2029		500	428
Triumph Group, Inc. 7.750% due 08/15/2025		500	386
Twilio, Inc. 3.875% due 03/15/2031		250	206
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026		850	762
U.S. Foods, Inc. 4.750% due 02/15/2029		1,000	876
U.S. Renal Care, Inc. 10.625% due 07/15/2027		600	226
Uber Technologies, Inc. 4.500% due 08/15/2029		375	309
United Airlines, Inc.
4.375% due 04/15/2026		800	708
4.625% due 04/15/2029		900	767
Univision Communications, Inc. 5.125% due 02/15/2025		1,500	1,414
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (b)		399	388
Verisure Holding AB 3.250% due 02/15/2027	EUR	500	435
Veritas U.S., Inc. 7.500% due 09/01/2025		$450	339

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2022 (Unaudited)

Vertiv Group Corp. 4.125% due 11/15/2028		800	651
Viavi Solutions, Inc. 3.750% due 10/01/2029		400	336
Viking Cruises Ltd.
5.875% due 09/15/2027		400	299
13.000% due 05/15/2025		250	257
Virgin Media Finance PLC 3.750% due 07/15/2030	EUR	1,250	981
Vmed O2 U.K. Financing PLC 3.250% due 01/31/2031		1,500	1,216
VOC Escrow Ltd. 5.000% due 02/15/2028		$500	402
Waste Pro USA, Inc. 5.500% due 02/15/2026		750	667
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 «(b)		649	615
WESCO Distribution, Inc. 7.125% due 06/15/2025		500	500
Western Midstream Operating LP 5.450% due 04/01/2044		500	417
White Cap Buyer LLC 6.875% due 10/15/2028		850	681
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)		750	626
WMG Acquisition Corp.
3.000% due 02/15/2031		1,000	777
3.875% due 07/15/2030		200	167
WR Grace Holdings LLC 5.625% due 08/15/2029		400	295
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,000	858
5.500% due 03/01/2025		100	92
Wynn Resorts Finance LLC 5.125% due 10/01/2029		500	395
Yum! Brands, Inc. 6.875% due 11/15/2037		1,000	1,017
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		250	208
6.125% due 03/01/2028		400	290
Ziggo Bond Co. BV
3.375% due 02/28/2030	EUR	500	369
6.000% due 01/15/2027		$1,500	1,329
ZipRecruiter, Inc. 5.000% due 01/15/2030		500	421

			185,262

UTILITIES 5.2%
Antero Midstream Partners LP 5.375% due 06/15/2029		700	628
Calpine Corp. 5.125% due 03/15/2028		750	662
Clearway Energy Operating LLC 3.750% due 02/15/2031		1,500	1,214
CrownRock LP 5.625% due 10/15/2025		2,000	1,885
Electricite de France SA
2.625% due 12/01/2027 •(g)	EUR	1,000	742
5.625% due 01/22/2024 •(g)		$1,000	917
Endeavor Energy Resources LP
5.750% due 01/30/2028		1,000	955
6.625% due 07/15/2025		425	428
Genesis Energy LP 7.750% due 02/01/2028		400	347
Lorca Telecom Bondco SA 4.000% due 09/18/2027	EUR	500	439
NRG Energy, Inc. 3.625% due 02/15/2031		$500	393
Sprint Capital Corp. 8.750% due 03/15/2032		1,500	1,810
Sprint Corp. 7.875% due 09/15/2023		1,000	1,034
Tallgrass Energy Partners LP 6.000% due 12/31/2030		500	416
Telecom Italia Capital SA 6.375% due 11/15/2033		1,000	775
TerraForm Power Operating LLC 5.000% due 01/31/2028		1,000	908
Vodafone Group PLC
5.125% due 06/04/2081 •		400	268

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2022 (Unaudited)

7.000% due 04/04/2079 •		1,100	1,082

			14,903

Total Corporate Bonds & Notes (Cost $291,655)			239,859

U.S. TREASURY OBLIGATIONS 7.0%
U.S. Treasury Notes
1.750% due 03/15/2025		20,500	19,822

Total U.S. Treasury Obligations (Cost $19,998)			19,822

SOVEREIGN ISSUES 0.8%
United Kingdom Gilt 0.250% due 07/31/2031	GBP	2,100	2,143

Total Sovereign Issues (Cost $2,646)			2,143

		SHARES
COMMON STOCKS 1.1%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (c)		51,501	55
iHeartMedia, Inc. 'A' (c)		11,879	94
iHeartMedia, Inc. 'B' «(c)		9,227	65

			214

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (c)		294,527	1

ENERGY 0.5%
CHC Group LLC «(c)		3,887	0
Noble Corp. (c)(i)		57,287	1,452

			1,452

FINANCIALS 0.3%
DB Investors, Inc. «(c)(i)		13	0
Intelsat SA «(c)(i)		28,358	794

			794

INDUSTRIALS 0.2%
Diamond Offshore Drilling, Inc. (c)		7,170	42
Healogics, Inc. «(c)		44,931	665

			707

MATERIALS 0.0%
Associated Materials Group, Inc. «(c)		331,570	77

Total Common Stocks (Cost $8,862)			3,245

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(c)		2,968	14

Total Rights (Cost $0)			14

WARRANTS 0.0%
FINANCIALS 0.0%
DB Investors, Inc. - Exp. 01/18/2024 «(i)		50	0
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		2,968	15

Total Warrants (Cost $0)			15

PREFERRED SECURITIES 1.7%
INDUSTRIALS 1.7%
Sequa Corp. (15.000% PIK) 15.000% «(b)		4,162	4,722

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2022 (Unaudited)

Total Preferred Securities (Cost $2,400)		4,722

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.8%
REPURCHASE AGREEMENTS (j) 1.2%		3,324

U.S. TREASURY BILLS 3.8%
0.617% due 07/12/2022 - 07/19/2022 (d)(e)	$10,800	10,795

U.S. TREASURY CASH MANAGEMENT BILLS 1.8%
1.416% due 10/04/2022 (e)(f)	5,100	5,076

Total Short-Term Instruments (Cost $19,202)		19,195

Total Investments in Securities (Cost $347,946)		291,981

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	12,140	118

Total Short-Term Instruments (Cost $118)		118

Total Investments in Affiliates (Cost $118)		118

Total Investments 102.8% (Cost $348,064)		$292,099
Financial Derivative Instruments (l)(m) 0.4%(Cost or Premiums, net $1,040)		1,233
Other Assets and Liabilities, net (3.2)%		(9,104)

Net Assets 100.0%		$284,228

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

DB Investors, Inc.	06/28/2019	$0	$0	0.00%
DB Investors, Inc. - Exp. 01/18/2024	06/28/2019 - 01/18/2024	0	0	0.00
Intelsat SA	09/11/2013 - 10/29/2021	2,215	794	0.28
Noble Corp.	02/05/2021 - 05/23/2022	689	1,452	0.51

$2,904	$2,246	0.79%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$3,324	U.S. Treasury Notes 3.000% due 06/30/2024	$(3,390)	$3,324	$3,324

Total Repurchase Agreements	$(3,390)	$3,324	$3,324

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	(1.250)%	03/24/2022	TBD(3)	EUR	(449)	$(469)

Total Reverse Repurchase Agreements	$(469)

(k)	Securities with an aggregate market value of $383 and cash of $280 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(1,634) at a weighted average interest rate of (0.446)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-37 5-Year Index	5.000%	Quarterly	12/20/2026	$594	$51	$(58)	$(7)	$0	$(1)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	30,987	989	(1,851)	(862)	0	(40)

Total Swap Agreements	$1,040	$(1,909)	$(869)	$0	$(41)

Cash of $3,036 has been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	GBP	3,505	$4,432	$165	$0
BPS	07/2022	EUR	710	746	2	0
07/2022	$45,554	EUR	43,311	0	(167)
08/2022	EUR	43,311	$45,637	166	0
08/2022	GBP	3,505	4,259	0	(10)
CBK	07/2022	EUR	3,911	4,176	78	0
07/2022	$1,200	EUR	1,118	0	(29)
SOG	07/2022	EUR	39,808	$42,785	1,069	0

Total Forward Foreign Currency Contracts	$1,480	$(206)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,631	$1,335	$2,966
Corporate Bonds & Notes
Banking & Finance	0	39,694	0	39,694
Industrials	0	184,608	654	185,262
Utilities	0	14,903	0	14,903
U.S. Treasury Obligations	0	19,822	0	19,822
Sovereign Issues	0	2,143	0	2,143
Common Stocks
Communication Services	149	0	65	214
Consumer Discretionary	1	0	0	1
Energy	1,452	0	0	1,452
Financials	0	0	794	794
Industrials	0	42	665	707
Materials	0	0	77	77
Rights
Financials	0	0	14	14
Warrants
Financials	0	0	15	15
Preferred Securities
Industrials	0	0	4,722	4,722
Short-Term Instruments
Repurchase Agreements	0	3,324	0	3,324
U.S. Treasury Bills	0	10,795	0	10,795
U.S. Treasury Cash Management Bills	0	5,076	0	5,076

$1,602	$282,038	$8,341	$291,981
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$118	$0	$0	$118

Total Investments	$1,720	$282,038	$8,341	$292,099

Financial Derivative Instruments - Assets

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2022 (Unaudited)

Over the counter					$0		$1,480	$0	$1,480

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					0		(41)	0	(41)
Over the counter					0		(206)	0	(206)

					$0		$(247)	$0	$(247)

Total Financial Derivative Instruments					$0		$1,233	$0	$1,233

Totals					$1,720		$283,271	$8,341	$293,332

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022(1)

Investments in Securities, at Value
Loan Participations and Assignments	$1,274	$234	$(47)	$(3)	$0	$(123)	$0	$0	$1,335	$(123)
Corporate Bonds & Notes
Industrials	719	2	(4)	0	0	(63)	0	0	654	(63)
Common Stocks
Communication Services	157	0	0	0	0	(92)	0	0	65	(92)
Financials	865	0	0	0	0	(71)	0	0	794	(71)
Industrials	803	0	0	0	0	(138)	0	0	665	(138)
Materials	0	0	0	0	0	77	0	0	77	77
Rights
Financials	13	0	0	0	0	1	0	0	14	1
Warrants
Financials	15	0	0	0	0	0	0	0	15	0
Preferred Securities
Industrials	4,995	0	0	0	0	(273)	0	0	4,722	(264)

Totals	$8,841	$236	$(51)	$(3)	$0	$(682)	$0	$0	$8,341	$(673)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$1,227	Discounted Cash Flow			Purchase Price			5.136	—
		108	Third Party Vendor			Broker Quote			93.000	—
Corporate Bonds & Notes
Industrials		626	Discounted Cash Flow			Discount Rate			9.400 - 12.080	12.033
		28	Proxy Pricing			Base Price			1.626	—
Common Stocks
Communication Services		65	Reference Instrument			Liquidity Discount			10.000	—
Financials		794	Indicative Market Quotation			EBITDA Multiple		X	7.000	—
Industrials		665	Comparable Companies			EBITDA multiple		X	8.501	—
Materials		77	Comparable Companies			EBITDA Multiple		X	0.977	—
Rights
Financials		14	Other Valuation Techniques(2)			—			—	—
Warrants
Financials		15	Other Valuation Techniques(2)			—			—	—
Preferred Securities
Industrials		4,722	Comparable Companies			EBITDA Multiple		X	10.700/9.100	—

Total		$8,341

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Income Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.0%
AAdvantage Loyalty IP Ltd. 5.813% (LIBOR03M + 4.750%) due 04/20/2028 ~		$128,500	$123,103
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 «~		43,800	40,405
AmSurg Corp. 13.000% due 04/30/2028 «		196,405	182,656
Aramark Services, Inc. 3.416% (LIBOR01M + 1.750%) due 03/11/2025 ~		9,978	9,567
Avolon TLB Borrower 1 (U.S.) LLC
3.095% (LIBOR01M + 1.500%) due 02/12/2027 ~		15,507	14,685
3.345% (LIBOR01M + 1.750%) due 01/15/2025 ~		33,008	31,502
3.845% (LIBOR01M + 2.250%) due 12/01/2027 ~		20,552	19,583
Axalta Coating Systems US Holdings Inc. 4.000% (LIBOR03M + 1.750%) due 06/01/2024 ~		3,573	3,500
Caesars Resort Collection LLC
4.416% (LIBOR01M + 2.750%) due 12/23/2024 ~		248,499	239,905
5.166% (LIBOR01M + 3.500%) due 07/21/2025 ~		131,062	126,680
Carnival Corp.
3.750% - 3.975% (EUR003M + 3.750%) due 06/30/2025 ~	EUR	105,263	102,313
5.877% (LIBOR06M + 3.000%) due 06/30/2025 ~		$246,074	229,710
6.127% (LIBOR06M + 3.250%) due 10/18/2028 «~		112,368	101,132
Cengage Learning, Inc. 5.750% (LIBOR03M + 4.750%) due 07/14/2026 ~		89,331	80,889
CenturyLink, Inc. 3.916% (LIBOR01M + 2.250%) due 03/15/2027 ~		13,588	12,515
Charter Communications Operating LLC 3.420% (LIBOR01M + 1.750%) due 02/01/2027 ~		11,914	11,398
Clear Channel Outdoor Holdings, Inc. 4.739% (LIBOR03M + 3.500%) due 08/21/2026 ~		13,277	11,431
CommScope, Inc. 4.916% (LIBOR01M + 3.250%) due 04/06/2026 ~		31,704	28,639
Delos Finance SARL 4.000% (LIBOR03M + 1.750%) due 10/06/2023 ~		19,850	19,651
DirecTV Financing LLC 6.666% (LIBOR01M + 5.000%) due 08/02/2027 ~		74,507	68,905
Encina Private Credit LLC TBD% - 5.598% (LIBOR01M + 4.274%) due 11/30/2025 «~µ		191,178	186,454
Envision Healthcare Corp. TBD% due 04/30/2027		15,082	14,894
8.875% due 04/30/2027		82,951	81,914
Fidere Gestion De Vivienda 2.094% (EUR003M + 2.500%) due 08/15/2023 «~(l)	EUR	72,426	72,295
Galderma 6.000% (LIBOR03M + 3.750%) due 10/01/2026 ~		$52,824	49,060
GHH Holdings Ltd. 2.909% (BP0003M + 1.850%) due 12/04/2024 «~(l)	GBP	75,000	88,634
GVC Holdings PLC 2.250% (EUR003M + 2.250%) due 03/29/2024 ~	EUR	19,717	19,578
Hertz Corp. 4.920% (LIBOR01M + 3.250%) due 06/30/2028 ~		$3,236	3,054
Hilton Worldwide Finance LLC 3.374% (LIBOR01M + 1.750%) due 06/22/2026 ~		126,904	121,859
Hotel Ltd. 2.591% due 02/07/2023 «(l)	GBP	54,000	65,444
iHeartCommunications, Inc. 4.666% (LIBOR01M + 3.000%) due 05/01/2026 ~		$2,695	2,510
II-VI, Inc. TBD% due 01/14/2028		60,910	58,550
Ineos Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	106,861	107,191
Intelsat Jackson Holdings SA 4.920% due 02/01/2029		$163,885	150,365
IQVIA, Inc. 2.000% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	10,310	10,396
Isla Vista Owner LLC 4.374% (LIBOR01M + 2.974%) due 05/09/2023 «~(l)		$53,500	53,423
Kiinteisto oy Paulon Talo 2.300% (EUR003M + 2.300%) due 11/15/2022 «~(l)	EUR	39,497	41,320
Koala Ppn TBD% due 09/20/2032 «(c)(l)	GBP	10,000	426,199
Lealand Finance Co. BV 4.666% (LIBOR01M + 3.000%) due 06/28/2024 «~		$2,410	1,506

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Lealand Finance Co. BV (2.666% Cash and 3.000% PIK) 5.666% (LIBOR01M + 1.000%) due 06/30/2025 ~(d)		5,548	2,843
Marriott Ownership Resorts, Inc. 3.416% (LIBOR01M + 1.750%) due 08/29/2025 ~		3,524	3,362
MH Sub LLC 5.416% (LIBOR01M + 3.500%) due 09/13/2024 ~		14,576	13,786
Nielsen Finance LLC 3.190% (LIBOR01M + 2.000%) due 10/04/2023 ~		15,607	15,542
Petco Health & Wellness Co., Inc. 5.500% (LIBOR03M + 3.250%) due 03/03/2028 ~		65,186	61,535
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/11/2028 ~		13,101	12,352
Press Ganey (Azalea Topco) 4.739% - 5.166% (LIBOR03M + 3.500%) due 07/24/2026 ~		6,146	5,739
Project Bull 3.294% due 03/11/2023 «		38,411	38,371
Project Quasar Pledgco SLU 3.250% (EUR003M + 3.250%) due 03/15/2026 «~	EUR	140,017	144,408
PUG LLC 5.166% (LIBOR01M + 3.500%) due 02/12/2027 ~		$7,155	6,555
RegionalCare Hospital Partners Holdings, Inc. 5.416% (LIBOR01M + 3.750%) due 11/16/2025 ~		9,260	8,660
Sequa Mezzanine Holdings LLC 8.303% (LIBOR03M + 6.750%) due 11/28/2023 ~		24,694	24,591
Serta Simmons Bedding LLC 4.563% - 4.714% (LIBOR03M + 3.500%) due 11/08/2023 ~		4,927	1,365
Sierra Hamilton LLC 15.000% due 09/12/2023 «		3	3
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	42,800	34,032
Sinclair Television Group, Inc. 4.170% (LIBOR01M + 2.500%) due 09/30/2026 ~		$10,269	9,442
SkyMiles IP Ltd. 4.813% (LIBOR03M + 3.750%) due 10/20/2027 ~		124,975	124,105
Softbank Vision Fund 5.000% due 12/21/2025 «		610,269	610,269
Sotera Health Holdings LLC 4.416% (LIBOR01M + 2.750%) due 12/11/2026 ~		29,413	28,016
SS&C European Holdings SARL 3.416% (LIBOR01M + 1.750%) due 04/16/2025 ~		14,517	13,885
SS&C Technologies, Inc. 3.416% (LIBOR01M + 1.750%) due 04/16/2025 ~		17,788	17,014
Starfruit Finco BV 5.250% (LIBOR03M + 3.000%) due 10/01/2025 ~		9,853	9,329
Syniverse Holdings, Inc. 8.286% due 05/13/2027		18,124	15,994
Trans Union LLC 3.916% (LIBOR01M + 2.250%) due 12/01/2028 ~		26,071	24,944
TransDigm, Inc.
3.916% (LIBOR01M + 2.250%) due 08/22/2024 ~		20,303	19,600
3.916% (LIBOR01M + 2.250%) due 05/30/2025 ~		23,364	22,261
3.916% (LIBOR01M + 2.250%) due 12/09/2025 ~		68,526	65,239
U.S. Renal Care, Inc. 6.688% (LIBOR01M + 5.000%) due 06/26/2026 ~		22,600	15,563
Uber Technologies, Inc.
5.075% (LIBOR03M + 3.500%) due 04/04/2025 ~		49,076	47,221
5.075% (LIBOR03M + 3.500%) due 02/25/2027 ~		17,679	16,987
United Airlines, Inc. 5.150% - 5.392% (LIBOR01M + 3.750%) due 04/21/2028 ~		84,853	78,998
Univision Communications, Inc. 4.416% (LIBOR01M + 2.750%) due 03/15/2024 ~		70,972	69,819
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (d)		12,654	7,592
Windstream Services LLC 7.916% (LIBOR01M + 6.250%) due 09/21/2027 ~		27,605	25,949
Wyndham Hotels & Resorts, Inc. 3.416% (LIBOR01M + 1.750%) due 05/30/2025 ~		9,438	9,131
Zayo Group Holdings, Inc. 4.666% (LIBOR01M + 3.000%) due 03/09/2027 ~		84,580	75,934
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		13,177	11,596

Total Loan Participations and Assignments (Cost $5,043,681)			4,704,847

CORPORATE BONDS & NOTES 20.5%
BANKING & FINANCE 7.7%
AIB Group PLC 4.263% due 04/10/2025 •		69,645	68,344
Ally Financial, Inc. 8.000% due 11/01/2031		29,130	32,409
Ambac Assurance Corp. 5.100% due 12/31/2099 (j)		197	180
American Assets Trust LP 3.375% due 02/01/2031		47,900	41,039

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Asian Development Bank 4.700% due 03/12/2024	MXN	189,200	8,591
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$127,356	103,925
3.250% due 02/15/2027		7,800	6,797
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	48,500	42,568
2.625% due 04/28/2025		10,922	10,168
3.625% due 09/24/2024		9,350	9,066
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(j)(k)		12,200	12,312
Banco Bradesco SA 2.850% due 01/27/2023		$19,400	19,317
Banco BTG Pactual SA 4.500% due 01/10/2025		39,400	38,000
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	166,500	40,282
Bank of Ireland Group PLC
6.000% due 09/01/2025 •(j)(k)	EUR	5,631	5,452
7.500% due 05/19/2025 •(j)(k)		5,800	6,040
Bank of Nova Scotia 4.900% due 06/04/2025 •(j)(k)		$4,043	3,759
Barclays Bank PLC 7.625% due 11/21/2022 (k)		84,269	85,115
Barclays PLC
3.250% due 01/17/2033	GBP	13,935	14,484
4.375% due 03/15/2028 •(j)(k)		$24,600	18,926
4.972% due 05/16/2029 •		54,550	53,664
5.875% due 09/15/2024 •(j)(k)	GBP	10,330	11,651
6.125% due 12/15/2025 •(j)(k)		$96,762	89,962
6.375% due 12/15/2025 •(j)(k)	GBP	9,000	10,111
7.125% due 06/15/2025 •(j)(k)		102,176	119,652
7.250% due 03/15/2023 •(j)(k)		174,700	209,641
7.750% due 09/15/2023 •(j)(k)		$163,600	161,146
7.875% due 09/15/2022 •(j)(k)	GBP	189,564	230,322
8.000% due 06/15/2024 •(j)(k)		$80,800	79,588
BGC Partners, Inc.
3.750% due 10/01/2024		14,944	14,599
4.375% due 12/15/2025		9,000	8,784
BNP Paribas SA 4.625% due 02/25/2031 •(j)(k)		115,100	85,231
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027		500	271
4.450% due 08/17/2026		1,500	854
4.800% due 05/17/2028		1,300	709
5.250% due 05/13/2026		2,200	1,250
6.000% due 07/16/2025		1,300	784
Corsair International Ltd.
4.850% due 01/28/2027 •	EUR	137,900	136,420
5.200% due 01/28/2029 •		59,600	58,336
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		$3,740	1,756
3.125% due 10/22/2025		7,700	3,792
3.875% due 10/22/2030		10,800	4,563
4.800% due 08/06/2030		2,100	896
5.125% due 01/17/2025		6,100	3,343
5.400% due 05/27/2025		3,400	1,844
5.625% due 01/14/2030		1,300	582
6.150% due 09/17/2025		1,900	1,027
6.500% due 04/08/2024		1,000	601
8.000% due 01/27/2024		5,515	3,667
Credit Agricole SA 7.875% due 01/23/2024 •(j)(k)		300	297
Credit Suisse AG 6.500% due 08/08/2023 (k)		53,492	53,626
Credit Suisse Group AG
3.091% due 05/14/2032 •		105,935	84,415
3.869% due 01/12/2029 •		2,400	2,159
4.194% due 04/01/2031 •		11,419	10,115
4.282% due 01/09/2028		3,000	2,804
5.250% due 02/11/2027 •(j)(k)		17,510	13,570
6.250% due 12/18/2024 •(j)(k)		5,550	5,070
6.375% due 08/21/2026 •(j)(k)		25,650	21,257
7.125% due 07/29/2022 •(j)(k)		12,216	12,209
7.250% due 09/12/2025 •(j)(k)		21,940	19,066
7.500% due 07/17/2023 •(j)(k)		75,089	69,458
7.500% due 12/11/2023 •(j)(k)		101,657	97,097
Dalian Wanda Commercial Management Group Co. Ltd. 4.890% due 04/17/2023	CNY	10,000	1,287
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	17,200	14,886
2.129% due 11/24/2026 •(l)		$22,800	20,279
3.035% due 05/28/2032 •(l)		89,774	71,125
3.547% due 09/18/2031 •		134,828	113,002
3.950% due 02/27/2023		20,700	20,660
3.961% due 11/26/2025 •		135,335	130,902

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

5.625% due 05/19/2031 •	EUR	7,100	7,442
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		$2,755	2,719
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		348	345
Enact Holdings, Inc. 6.500% due 08/15/2025		9,713	9,179
EPR Properties
4.750% due 12/15/2026		2,445	2,300
4.950% due 04/15/2028		3,980	3,665
Erste Group Bank AG
4.250% due 10/15/2027 •(j)(k)	EUR	6,400	5,305
6.500% due 04/15/2024 •(j)(k)		5,200	5,316
Essential Properties LP 2.950% due 07/15/2031		$7,800	6,120
Fairfax Financial Holdings Ltd.
3.375% due 03/03/2031		5,500	4,760
3.950% due 03/03/2031	CAD	16,500	11,210
4.625% due 04/29/2030		$19,203	18,456
4.850% due 04/17/2028		9,918	9,866
FFC Senior Note Lease-Backed Pass-Through Trust 5.141% due 07/10/2053 «		48,455	46,068
First-Citizens Bank & Trust Co. 2.969% due 09/27/2025 •		13,900	13,402
Ford Motor Credit Co. LLC
0.346% due 12/01/2024 •	EUR	14,700	14,377
1.744% due 07/19/2024		47,444	46,048
2.330% due 11/25/2025		66,928	62,291
2.386% due 02/17/2026		38,500	35,386
2.700% due 08/10/2026		$65,025	55,492
2.748% due 06/14/2024	GBP	29,422	33,126
2.979% due 08/03/2022		$43,197	43,197
3.021% due 03/06/2024	EUR	4,100	4,130
3.250% due 09/15/2025		52,226	50,278
3.350% due 11/01/2022		$73,418	73,029
3.370% due 11/17/2023		11,300	11,029
3.375% due 11/13/2025		75,595	68,309
3.550% due 10/07/2022		109,072	108,713
3.664% due 09/08/2024		18,551	17,577
3.810% due 01/09/2024		4,672	4,541
4.134% due 08/04/2025		6,727	6,391
4.250% due 09/20/2022		36,600	36,590
4.271% due 01/09/2027		6,100	5,483
4.389% due 01/08/2026		32,707	30,210
4.535% due 03/06/2025	GBP	42,779	48,859
4.542% due 08/01/2026		$15,100	13,844
4.687% due 06/09/2025		10,765	10,197
5.125% due 06/16/2025		71,340	68,275
5.584% due 03/18/2024		19,161	19,101
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		80,451	76,056
Future Diamond Ltd. 4.250% due 09/22/2022		1,200	1,121
GLP Capital LP
3.250% due 01/15/2032		5,900	4,740
4.000% due 01/15/2031		5,500	4,752
5.250% due 06/01/2025		6,166	6,059
5.300% due 01/15/2029		29,811	28,542
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		26,267	25,170
Host Hotels & Resorts LP
2.900% due 12/15/2031		2,000	1,590
3.375% due 12/15/2029		1,600	1,356
4.000% due 06/15/2025		3,070	3,005
HSBC Holdings PLC
2.804% due 05/24/2032 •		50,100	41,191
2.848% due 06/04/2031 •		2,000	1,692
3.973% due 05/22/2030 •		73,500	67,578
4.041% due 03/13/2028 •		11,280	10,721
4.292% due 09/12/2026 •		9,600	9,394
4.583% due 06/19/2029 •		73,000	70,445
4.600% due 12/17/2030 •(j)(k)		60,700	46,809
4.750% due 07/04/2029 •(j)(k)	EUR	38,417	33,821
5.250% due 09/16/2022 •(j)(k)		8,400	8,698
5.875% due 09/28/2026 •(j)(k)	GBP	77,273	85,661
6.000% due 09/29/2023 •(j)(k)	EUR	19,040	19,785
6.500% due 03/23/2028 •(j)(k)		$100,860	91,590
Huarong Finance Co. Ltd.
2.500% due 02/24/2023		10,800	10,557
3.375% due 02/24/2030		10,257	7,731
3.625% due 09/30/2030		14,270	10,988
3.875% due 11/13/2029		16,912	13,508
4.250% due 11/07/2027		5,400	4,711
4.500% due 05/29/2029		31,559	26,312
4.625% due 06/03/2026		12,865	11,820
4.750% due 04/27/2027		28,400	25,666

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

4.950% due 11/07/2047		8,975	6,327
ING Groep NV
4.250% due 05/16/2031 •(j)(k)		4,100	2,806
4.875% due 05/16/2029 •(j)(k)		10,299	8,439
5.750% due 11/16/2026 •(j)(k)		45,500	41,670
International Finance Corp. 8.000% due 10/09/2023	IDR	248,200,000	17,194
Intesa Sanpaolo SpA
5.500% due 03/01/2028 •(j)(k)	EUR	250	211
5.875% due 09/01/2031 •(j)(k)		916	750
6.250% due 05/16/2024 •(j)(k)		900	900
7.750% due 01/11/2027 •(j)(k)		28,300	28,222
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025		2,800	2,725
Lloyds Banking Group PLC
4.947% due 06/27/2025 •(j)(k)		11,831	11,671
7.500% due 06/27/2024 •(j)(k)		$12,714	12,357
7.500% due 09/27/2025 •(j)(k)		123,152	120,341
7.625% due 06/27/2023 •(j)(k)	GBP	393,267	479,204
7.875% due 06/27/2029 •(j)(k)		152,608	183,945
MMcapS Funding Ltd.
2.487% (US0003M + 0.290%) due 12/26/2039 ~		$16,740	15,841
2.697% (US0003M + 0.500%) due 12/26/2039 ~		10,100	8,509
MPT Operating Partnership LP
0.993% due 10/15/2026	EUR	11,500	9,950
2.500% due 03/24/2026	GBP	13,200	14,256
3.375% due 04/24/2030		18,565	18,132
3.500% due 03/15/2031		$48,400	38,290
3.692% due 06/05/2028	GBP	2,965	3,132
National Health Investors, Inc. 3.000% due 02/01/2031		$18,500	14,219
Nationwide Building Society
3.960% due 07/18/2030 •		57,892	53,780
4.302% due 03/08/2029 •		79,100	75,777
Natwest Group PLC
0.000% due 05/08/2030 •		163,400	153,987
4.600% due 06/28/2031 •(j)(k)		45,790	33,827
4.892% due 05/18/2029 •		13,000	12,611
5.076% due 01/27/2030 •		177,653	174,069
5.125% due 05/12/2027 •(j)(k)	GBP	52,415	54,103
6.000% due 12/29/2025 •(j)(k)		$150,200	139,372
8.000% due 08/10/2025 •(j)(k)		90,171	89,448
New Metro Global Ltd.
4.800% due 12/15/2024		2,200	1,210
5.000% due 08/08/2022		900	880
6.800% due 08/05/2023		580	397
Newmark Group, Inc. 6.125% due 11/15/2023		17,678	17,643
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		44,978	38,968
2.750% due 03/09/2028		40,800	34,149
Nomura Holdings, Inc. 2.172% due 07/14/2028		51,800	43,684
Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		24,548	18,620
3.625% due 10/01/2029		17,120	14,548
OneMain Finance Corp.
5.625% due 03/15/2023		256,251	253,328
6.125% due 03/15/2024		26,574	25,443
6.875% due 03/15/2025		4,254	4,040
Owl Rock Capital Corp. 2.875% due 06/11/2028		20,100	15,802
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		28,041	27,947
5.500% due 02/15/2024		3,113	3,090
Preferred Term Securities Ltd.
0.000% due 09/26/2034 ~		6,000	2,393
2.129% (US0003M + 0.300%) due 03/22/2037 ~		56,438	51,712
2.129% (US0003M + 0.300%) due 09/22/2037 ~		96	87
2.129% (US0003M + 0.300%) due 12/22/2037 ~		10,855	9,729
2.139% (US0003M + 0.310%) due 12/22/2036 ~		67,579	62,764
2.169% (US0003M + 0.340%) due 09/22/2036 ~		12,853	11,732
2.179% (US0003M + 0.350%) due 06/22/2037 ~		50,175	42,649
2.199% (US0003M + 0.370%) due 09/22/2037 ~		42,865	37,078
2.209% (US0003M + 0.380%) due 09/23/2035 ~		139	138
2.209% (US0003M + 0.380%) due 12/22/2036 ~		1,362	1,083
2.209% (US0003M + 0.380%) due 03/22/2037 ~		46,862	39,833
2.219% (US0003M + 0.390%) due 12/22/2036 ~		3,019	2,490
2.229% (US0003M + 0.400%) due 09/22/2036 ~		30,003	26,252
2.229% (US0003M + 0.400%) due 12/22/2037 ~		2,118	1,789
2.229% (US0003M + 0.400%) due 03/22/2038 ~		84,174	76,795
2.259% (US0003M + 0.430%) due 12/22/2035 ~		29,716	26,075
2.279% (US0003M + 0.450%) due 03/22/2038 ~		7,166	6,342
2.309% (US0003M + 0.480%) due 09/23/2035 ~		15,092	13,583
2.409% (US0003M + 0.580%) due 03/23/2035 ~		14,250	12,967
2.429% (US0003M + 0.600%) due 03/22/2038 ~		17,442	14,826

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.430% (US0003M + 0.400%) due 06/23/2035 ~		22,416	21,211
2.449% (US0003M + 0.620%) due 12/22/2036 ~		32,099	25,519
2.530% (US0003M + 0.500%) due 06/23/2035 ~		10,965	9,485
2.579% (US0003M + 0.750%) due 09/23/2035 ~		20,740	18,043
2.643% (US0003M + 0.580%) due 09/26/2034 ~		7,500	6,769
2.729% (US0003M + 0.900%) due 03/22/2038 ~		24,438	23,124
2.910% (US0003M + 0.880%) due 12/24/2033 ~		5,000	4,750
3.057% (US0003M + 0.860%) due 07/03/2033 ~		3,001	2,804
3.097% (US0003M + 0.900%) due 01/03/2033 ~		13,028	12,946
Realty Income Corp.
3.950% due 08/15/2027		400	391
4.875% due 06/01/2026		300	306
Sabra Health Care LP 3.200% due 12/01/2031		30,300	24,080
Santander Holdings USA, Inc. 4.500% due 07/17/2025		131,400	130,301
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		31,580	29,342
6.750% due 06/24/2024 •(j)(k)	GBP	48,676	57,177
Seazen Group Ltd.
4.450% due 07/13/2025		$2,300	1,351
6.000% due 08/12/2024		3,400	2,040
6.150% due 04/15/2023		480	358
Sitka Holdings LLC 6.750% due 07/06/2026 •		164,742	159,464
SL Green Realty Corp. 4.500% due 12/01/2022		29,900	29,941
SLM Student Loan Trust 0.269% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	811	804
Societe Generale SA
2.889% due 06/09/2032 •		$29,900	23,906
4.750% due 05/26/2026 •(j)		34,000	27,713
5.375% due 11/18/2030 •(j)(k)		34,000	26,435
6.750% due 04/06/2028 •(j)		31,687	28,136
7.375% due 10/04/2023 •(j)		203	196
7.375% due 10/04/2023 •(j)(k)		88,538	85,337
7.875% due 12/18/2023 •(j)(k)		13,082	12,851
Standard Chartered PLC
2.678% due 06/29/2032 •		4,900	3,938
4.750% due 01/14/2031 •(j)(k)(n)		50,400	38,633
7.750% due 04/02/2023 •(j)(k)		1,500	1,483
Sunac China Holdings Ltd.
6.500% due 01/10/2025 ^(e)		3,300	495
6.500% due 01/26/2026 ^(e)		1,300	193
6.650% due 08/03/2024 ^(e)		1,300	192
7.500% due 02/01/2024 ^(e)		1,700	259
8.350% due 04/19/2023 ^(e)		9,800	1,495
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,893	6,041
5.744% due 04/13/2040		3,927	5,044
5.801% due 10/13/2040		24,357	31,355
6.052% due 10/13/2039		29,747	39,284
Trafford Centre Finance Ltd. 2.033% (SONIO/N + 0.844%) due 07/28/2038 ~		6,550	6,977
U.S. Capital Funding Ltd.
1.269% due 07/10/2043 •		$55,077	50,051
2.166% (US0003M + 0.880%) due 05/01/2034 ~		6,235	6,087
UBS AG
5.125% due 05/15/2024 (k)		62,650	62,637
7.625% due 08/17/2022 (k)		38,011	38,124
UBS Group AG
4.375% due 02/10/2031 •(j)(k)		44,033	32,325
4.875% due 02/12/2027 •(j)(k)		60,700	50,925
UniCredit SpA
2.569% due 09/22/2026 •		11,513	10,311
7.830% due 12/04/2023		603,540	625,218
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	2,525	3,245
Uniti Group LP
4.750% due 04/15/2028		$22,123	18,243
7.875% due 02/15/2025		38,790	37,550
VICI Properties LP
3.875% due 02/15/2029		5,805	5,004
4.500% due 09/01/2026		16,083	14,825
4.500% due 01/15/2028		3,495	3,191
4.625% due 06/15/2025		4,435	4,226
5.625% due 05/01/2024		8,500	8,411
5.750% due 02/01/2027		12,316	11,709
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		39,868	35,682

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Yango Group Co. Ltd. 6.900% due 10/31/2022 ^(e)	CNY	80,000	3,275

			9,076,138

INDUSTRIALS 9.2%
AA Bond Co. Ltd.
4.875% due 07/31/2043	GBP	3,270	3,961
5.500% due 07/31/2050		1,096	1,304
Aeroporti di Roma SpA 5.441% due 02/20/2023		4,300	5,291
Air Canada
3.875% due 08/15/2026		$77,094	65,371
4.625% due 08/15/2029	CAD	14,800	9,798
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$37,085	36,666
Altice Financing SA
3.000% due 01/15/2028	EUR	8,800	6,911
4.250% due 08/15/2029		18,910	15,011
5.750% due 08/15/2029		$133,089	107,181
Altice France SA 8.125% due 02/01/2027		45,663	42,108
Amdocs Ltd. 2.538% due 06/15/2030		32,600	27,490
American Airlines Pass-Through Trust
2.875% due 01/11/2036		43,199	36,922
3.000% due 04/15/2030		19,043	17,304
3.150% due 08/15/2033		2,140	1,898
3.200% due 12/15/2029		10,326	9,463
3.350% due 04/15/2031		22,911	21,102
3.375% due 11/01/2028		40,654	36,512
3.575% due 07/15/2029		9,609	8,941
3.600% due 03/22/2029		3,521	3,268
3.650% due 02/15/2029		12,244	11,441
3.650% due 12/15/2029		3,710	3,079
3.700% due 04/01/2028		17,288	15,007
4.000% due 01/15/2027		1,503	1,384
American Airlines, Inc.
5.500% due 04/20/2026		141,500	130,505
5.750% due 04/20/2029		53,330	45,713
Arconic Corp. 6.000% due 05/15/2025		6,500	6,356
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		24,100	19,234
BAT Capital Corp. 3.557% due 08/15/2027		24,000	21,975
Boeing Co.
3.250% due 02/01/2035		2,400	1,819
3.600% due 05/01/2034		13,400	10,711
5.150% due 05/01/2030		109,188	104,899
5.705% due 05/01/2040		212,372	198,459
5.805% due 05/01/2050		175,547	161,553
5.930% due 05/01/2060		226,356	206,599
Bombardier, Inc.
7.500% due 03/15/2025		16,958	15,372
7.875% due 04/15/2027		42,613	35,584
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050		11,300	8,462
British Airways Pass-Through Trust
2.900% due 09/15/2036		13,782	12,179
3.300% due 06/15/2034		2,657	2,374
3.800% due 03/20/2033		5,341	5,060
4.250% due 05/15/2034		13,177	12,707
Broadcom, Inc.
2.450% due 02/15/2031		121,900	98,061
2.600% due 02/15/2033		92,715	71,403
3.137% due 11/15/2035		35,900	27,312
3.187% due 11/15/2036		26,500	20,182
3.419% due 04/15/2033		53,003	43,888
3.469% due 04/15/2034		137,523	112,108
3.500% due 02/15/2041		56,562	42,751
3.750% due 02/15/2051		23,900	17,745
4.150% due 11/15/2030		45,128	41,394
4.300% due 11/15/2032		115,550	105,100
4.926% due 05/15/2037		66,984	60,148
Caesars Entertainment, Inc. 6.250% due 07/01/2025		172,944	167,257
Cameron LNG LLC 3.402% due 01/15/2038		1,633	1,392
Carnival Corp.
4.000% due 08/01/2028		182,753	150,504
10.500% due 02/01/2026		6,177	6,161
Carvana Co.
5.500% due 04/15/2027		65,113	42,110
10.250% due 05/01/2030 (n)		419,940	345,741

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

CCO Holdings LLC
4.250% due 01/15/2034		48,600	37,712
4.500% due 06/01/2033		14,100	11,141
CDW LLC
2.670% due 12/01/2026		64,300	57,408
3.276% due 12/01/2028		16,500	14,264
3.569% due 12/01/2031		51,800	42,892
Cellnex Finance Co. SA 3.875% due 07/07/2041		22,644	15,584
Centene Corp. 2.450% due 07/15/2028		144,100	120,574
Charter Communications Operating LLC
3.500% due 06/01/2041		38,600	27,077
3.500% due 03/01/2042		16,200	11,268
3.700% due 04/01/2051		13,244	8,987
3.850% due 04/01/2061		29,900	19,721
3.900% due 06/01/2052		149,000	103,724
3.950% due 06/30/2062		92,400	61,908
4.400% due 12/01/2061		115,600	83,377
4.800% due 03/01/2050		34,486	27,394
Citrix Systems, Inc. 3.300% due 03/01/2030		6,885	6,722
CommonSpirit Health 3.910% due 10/01/2050		6,861	5,522
Community Health Systems, Inc.
4.750% due 02/15/2031		99,900	73,414
5.625% due 03/15/2027		314,631	267,152
8.000% due 03/15/2026		100,854	92,137
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		909	911
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 «(d)		2,158	1,594
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026		2,397	2,306
Corning, Inc. 5.450% due 11/15/2079		11,846	10,702
CoStar Group, Inc. 2.800% due 07/15/2030		29,567	24,645
Coty, Inc. 3.875% due 04/15/2026	EUR	2,095	1,948
CVS Pass-Through Trust
4.163% due 08/11/2036		$5,495	5,261
5.773% due 01/10/2033		4,440	4,643
5.880% due 01/10/2028		862	907
7.507% due 01/10/2032		3,953	4,312
Dell International LLC 5.300% due 10/01/2029		4,600	4,539
Delta Air Lines, Inc.
4.500% due 10/20/2025		36,515	35,515
4.750% due 10/20/2028		38,190	36,105
7.000% due 05/01/2025		74,037	75,040
DirecTV Financing LLC 5.875% due 08/15/2027		87,850	75,226
DISH DBS Corp.
5.250% due 12/01/2026		143,110	112,444
5.750% due 12/01/2028		160,000	118,766
5.875% due 07/15/2022		2,500	2,493
Dufry One BV 2.500% due 10/15/2024	EUR	4,071	3,879
Energy Transfer LP
4.400% due 03/15/2027		$4,145	4,019
4.950% due 05/15/2028		4,355	4,262
5.300% due 04/01/2044		1,700	1,478
Exela Intermediate LLC 11.500% due 07/15/2026		12,225	4,095
Expedia Group, Inc.
2.950% due 03/15/2031		29,500	23,495
3.250% due 02/15/2030		12,910	10,779
4.625% due 08/01/2027		33,891	32,593
6.250% due 05/01/2025		78,266	80,705
Ford Foundation
2.415% due 06/01/2050		7,600	5,436
2.815% due 06/01/2070		14,800	10,214
Gazprom PJSC Via Gaz Capital SA
2.949% due 01/24/2024	EUR	880	300
4.250% due 04/06/2024	GBP	4,500	1,849
4.950% due 07/19/2022		$3,000	2,325
4.950% due 03/23/2027		24,600	7,380
4.950% due 02/06/2028		15,900	5,923
7.288% due 08/16/2037		30,730	10,756
8.625% due 04/28/2034		141,090	52,909
General Electric Co. 6.750% due 03/15/2032		130	146
Greene King Finance PLC
3.088% (SONIO/N + 1.919%) due 12/15/2034 ~	GBP	427	430
5.106% due 03/15/2034		1,338	1,662

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$93,135	74,198
3.750% due 05/01/2029		82,300	69,912
4.000% due 05/01/2031		86,024	71,745
Hyatt Hotels Corp.
2.563% (SOFRINDX + 1.050%) due 10/01/2023 ~		31,900	31,847
4.850% due 03/15/2026		6,500	6,484
iHeartCommunications, Inc.
6.375% due 05/01/2026		108,547	100,722
8.375% due 05/01/2027		78,836	62,818
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)	EUR	26,773	24,533
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)		10,000	8,198
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		$30,798	27,462
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)		10,992	9,585
Imperial Brands Finance PLC 3.500% due 07/26/2026		5,425	5,091
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		19,600	16,717
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		579,839	479,817
JetBlue Pass-Through Trust
2.750% due 11/15/2033		2,649	2,300
4.000% due 05/15/2034		64,031	59,689
Kraft Heinz Foods Co. 3.875% due 05/15/2027		18,590	17,994
Las Vegas Sands Corp.
3.200% due 08/08/2024		4,597	4,347
3.500% due 08/18/2026		2,800	2,437
3.900% due 08/08/2029		13,212	10,805
Leland Stanford Junior University 3.647% due 05/01/2048		18,025	16,782
Level 3 Financing, Inc. 3.875% due 11/15/2029		8,189	6,779
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		11,000	9,515
Lundin Energy Finance BV 3.100% due 07/15/2031		5,000	4,142
Magallanes, Inc.
3.755% due 03/15/2027		34,000	31,921
4.279% due 03/15/2032		28,800	25,767
5.050% due 03/15/2042		27,200	23,183
5.141% due 03/15/2052		48,100	40,436
5.391% due 03/15/2062		17,600	14,750
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	213,300	178,152
Marriott International, Inc.
2.750% due 10/15/2033		$11,000	8,664
2.850% due 04/15/2031		13,700	11,375
4.625% due 06/15/2030		15,666	15,035
Marvell Technology, Inc. 2.950% due 04/15/2031		3,800	3,193
Massachusetts Institute of Technology
4.678% due 07/01/2114		718	721
5.600% due 07/01/2111		1,144	1,379
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		200	150
5.375% due 12/04/2029		48,255	29,196
5.625% due 07/17/2027		2,700	1,814
5.750% due 07/21/2028		2,200	1,420
MGM China Holdings Ltd.
4.750% due 02/01/2027		15,429	10,925
5.250% due 06/18/2025		36,819	28,302
5.875% due 05/15/2026		200	151
Micron Technology, Inc.
4.663% due 02/15/2030		24,361	23,386
5.327% due 02/06/2029		8,273	8,238
Mileage Plus Holdings LLC 6.500% due 06/20/2027		54,950	54,171
Mitchells & Butlers Finance PLC
2.279% (US0003M + 0.450%) due 12/15/2030 ~		45	42
6.013% due 12/15/2030	GBP	5,423	6,735
NCL Corp. Ltd. 5.875% due 02/15/2027		$22,517	19,294
Netflix, Inc.
3.625% due 06/15/2030	EUR	43,809	39,837
3.875% due 11/15/2029		90,629	85,919
4.625% due 05/15/2029		75,300	74,619
4.875% due 04/15/2028		$9,400	8,866
4.875% due 06/15/2030		29,000	26,596
5.375% due 11/15/2029		18,140	17,175
5.875% due 11/15/2028		2,900	2,843
6.375% due 05/15/2029		16,700	16,896

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		6,710	6,359
4.345% due 09/17/2027		74,963	68,871
4.810% due 09/17/2030		212,402	188,898
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (d)		11,159	12,220
Norfolk Southern Corp. 4.100% due 05/15/2121		9,800	7,394
Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/01/2022 (h)(j)		5,635	24
Oracle Corp.
3.850% due 04/01/2060		16,110	11,075
3.950% due 03/25/2051 (l)		37,933	27,920
4.000% due 07/15/2046		12,488	9,256
4.000% due 11/15/2047		2,900	2,156
4.100% due 03/25/2061 (l)		45,000	31,930
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		8,843	8,462
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(e)		105,630	6,311
5.500% due 04/12/2037 ^(e)		117,045	6,993
6.000% due 05/16/2024 ^(e)		87,600	5,497
6.000% due 11/15/2026 ^(e)		54,167	3,236
9.000% due 11/17/2022		4,000	247
9.750% due 05/17/2035 ^(e)		43,640	2,046
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	17,100	13,484
5.950% due 01/28/2031		$188,440	138,400
6.500% due 06/02/2041		70,843	44,337
6.625% due 06/15/2035		35,000	23,978
6.700% due 02/16/2032		412,739	315,580
6.750% due 09/21/2047		71,382	44,325
6.950% due 01/28/2060		72,260	44,704
7.690% due 01/23/2050		25,040	17,104
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		70,556	60,435
Prosus NV
1.207% due 01/19/2026	EUR	14,200	12,985
1.288% due 07/13/2029		25,300	19,839
1.985% due 07/13/2033		26,900	18,945
2.085% due 01/19/2030		27,600	22,157
2.778% due 01/19/2034		20,944	15,334
3.061% due 07/13/2031		$62,500	46,075
3.257% due 01/19/2027		22,000	19,137
4.193% due 01/19/2032		38,900	31,097
4.987% due 01/19/2052		32,600	23,460
PTC, Inc. 3.625% due 02/15/2025		6,760	6,405
RAC Bond Co. PLC 4.870% due 05/06/2046	GBP	1,200	1,439
Rede D'or Finance SARL 4.500% due 01/22/2030		$1,281	1,083
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		5,100	4,970
Rockefeller Foundation 2.492% due 10/01/2050		19,600	14,294
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	23,287	18,273
3.375% due 06/18/2026	GBP	72,065	76,234
3.625% due 10/14/2025		$73,243	65,385
4.625% due 02/16/2026 (n)	EUR	178,596	176,276
5.750% due 10/15/2027	GBP	111,931	128,591
5.750% due 10/15/2027		$54,676	49,422
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023		39,726	39,383
10.875% due 06/01/2023		88,139	88,645
11.500% due 06/01/2025		99,305	102,281
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(e)	GBP	60,389	7,351
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		$18,431	17,682
Sands China Ltd.
2.550% due 03/08/2027		30,400	22,190
3.100% due 03/08/2029		22,500	15,959
3.250% due 08/08/2031		19,500	12,915
3.800% due 01/08/2026		50,882	40,848
4.875% due 06/18/2030		36,391	26,661
5.125% due 08/08/2025		50,168	42,169
5.400% due 08/08/2028		52,477	40,546
Santos Finance Ltd. 3.649% due 04/29/2031		33,100	28,111
Seagate HDD Cayman
4.091% due 06/01/2029		2,900	2,499
4.125% due 01/15/2031		12,329	10,101
Sprint Spectrum Co. LLC
4.738% due 03/20/2025		63,250	63,308

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

5.152% due 09/20/2029		31,065	31,343
Studio City Co. Ltd. 7.000% due 02/15/2027		18,200	15,803
Studio City Finance Ltd.
5.000% due 01/15/2029		24,034	12,446
6.000% due 07/15/2025		200	127
Surgery Center Holdings, Inc. 10.000% due 04/15/2027		4,559	4,422
Sutter Health
3.161% due 08/15/2040		12,800	10,080
3.361% due 08/15/2050		31,200	24,004
Syngenta Finance NV
3.375% due 04/16/2026	EUR	9,800	10,148
4.441% due 04/24/2023		$7,700	7,765
4.892% due 04/24/2025		9,941	9,976
5.182% due 04/24/2028		27,100	27,459
T-Mobile USA, Inc.
2.250% due 02/15/2026		71,900	64,836
2.400% due 03/15/2029		9,150	7,916
2.625% due 04/15/2026		57,774	52,538
2.700% due 03/15/2032		5,550	4,663
3.375% due 04/15/2029		149,103	130,898
3.400% due 10/15/2052		33,000	24,444
3.500% due 04/15/2031		89,431	77,399
Tencent Holdings Ltd.
3.840% due 04/22/2051		62,100	48,287
3.940% due 04/22/2061		41,500	31,667
Times Square Hotel Trust 8.528% due 08/01/2026		880	906
Topaz Solar Farms LLC
4.875% due 09/30/2039		9,881	8,571
5.750% due 09/30/2039		72,253	65,712
Transocean Guardian Ltd. 5.875% due 01/15/2024		2,142	1,983
Transocean, Inc.
7.250% due 11/01/2025		20,102	14,903
7.500% due 01/15/2026		15,760	11,290
8.000% due 02/01/2027		25,477	17,104
Triumph Group, Inc. 6.250% due 09/15/2024		7,686	6,866
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		1,524	1,389
7.125% due 04/22/2025		521	526
U.S. Renal Care, Inc. 10.625% due 07/15/2027		14,592	5,508
Uber Technologies, Inc.
4.500% due 08/15/2029		41,685	34,364
7.500% due 05/15/2025		30,125	29,911
8.000% due 11/01/2026		7,900	7,883
United Airlines Pass-Through Trust
2.700% due 11/01/2033		9,615	8,227
4.000% due 10/11/2027		3,139	2,960
4.150% due 10/11/2025		1,462	1,436
4.150% due 02/25/2033		3,920	3,694
4.300% due 02/15/2027		1,193	1,143
5.875% due 04/15/2029		194,766	191,708
United Airlines, Inc.
4.375% due 04/15/2026		60,963	53,935
4.625% due 04/15/2029		63,494	54,078
United Group BV 4.875% due 07/01/2024	EUR	4,329	4,137
Univision Communications, Inc.
5.125% due 02/15/2025		$102,297	96,466
6.625% due 06/01/2027		61,240	58,423
Usiminas International SARL 5.875% due 07/18/2026		11,500	11,291
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (d)		3,221	3,130
Vale Overseas Ltd.
6.875% due 11/21/2036		13,383	14,395
Viasat, Inc.
5.625% due 09/15/2025		17,993	14,577
6.500% due 07/15/2028		17,700	12,214
Viking Cruises Ltd. 13.000% due 05/15/2025		68,161	69,945
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		8,400	6,634
VMware, Inc.
2.200% due 08/15/2031		24,200	19,081
4.700% due 05/15/2030		5,890	5,685
VOC Escrow Ltd. 5.000% due 02/15/2028		20,271	16,316
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	30,754	26,397
Wesleyan University 4.781% due 07/01/2116		$7,745	7,078

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Western Midstream Operating LP 2.621% (US0003M + 1.850%) due 01/13/2023 ~		9,357	9,311
Windstream Escrow LLC 7.750% due 08/15/2028		85,720	69,242
Wynn Las Vegas LLC
5.250% due 05/15/2027 (n)		62,800	53,872
5.500% due 03/01/2025		20,108	18,439
Wynn Macau Ltd.
4.875% due 10/01/2024		3,456	2,575
5.125% due 12/15/2029		16,500	10,267
5.500% due 01/15/2026		48,950	33,976
5.500% due 10/01/2027		24,828	16,104
5.625% due 08/26/2028		76,920	47,597
Wynn Resorts Finance LLC 7.750% due 04/15/2025		19,180	18,691
Yellowstone Energy LP 5.750% due 12/31/2026 «		3,158	3,257
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		17,946	14,921
6.125% due 03/01/2028		16,093	11,664

			10,854,566

UTILITIES 3.6%
AT&T, Inc.
3.650% due 06/01/2051		117,232	91,868
3.850% due 06/01/2060		11,700	9,064
Edison International 5.750% due 06/15/2027		10,300	10,462
FirstEnergy Corp.
3.400% due 03/01/2050		6,200	4,216
4.400% due 07/15/2027		2,000	1,890
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	137,850	43,338
2.950% due 01/27/2029		$93,400	28,020
3.000% due 06/29/2027		12,000	3,600
Greenko Dutch BV 3.850% due 03/29/2026		31,622	26,898
Greenko Investment Co. 4.875% due 08/16/2023		8,200	7,945
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		6,300	5,631
Jersey Central Power & Light Co. 2.750% due 03/01/2032		9,600	8,177
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		2,711	2,648
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)		12,207	7,532
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		232	224
Pacific Gas & Electric Co.
1.367% due 03/10/2023		124,160	122,299
1.700% due 11/15/2023		99,400	95,843
2.100% due 08/01/2027		44,031	36,947
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~		33,100	32,967
2.500% due 02/01/2031		45,059	34,508
2.950% due 03/01/2026		70,387	64,045
3.000% due 06/15/2028		85,600	73,850
3.150% due 01/01/2026		218,783	200,616
3.250% due 06/15/2023		106,599	105,112
3.250% due 02/16/2024		133,900	130,498
3.250% due 06/01/2031		86,160	69,679
3.300% due 03/15/2027		83,737	75,093
3.300% due 12/01/2027		164,659	143,914
3.300% due 08/01/2040		17,093	11,810
3.400% due 08/15/2024		87,360	84,033
3.450% due 07/01/2025		157,836	148,588
3.500% due 06/15/2025		104,124	98,706
3.500% due 08/01/2050		97,263	65,151
3.750% due 02/15/2024		78,151	76,432
3.750% due 07/01/2028		176,652	156,116
3.750% due 08/15/2042		9,252	6,278
3.850% due 11/15/2023		38,144	37,650
3.950% due 12/01/2047		57,094	39,646
4.000% due 12/01/2046		45,023	31,659
4.200% due 03/01/2029		65,400	58,440
4.200% due 06/01/2041		9,800	7,192
4.250% due 08/01/2023		59,475	59,166
4.250% due 03/15/2046		65,103	47,671
4.300% due 03/15/2045		50,981	37,149
4.400% due 03/01/2032		67,000	58,236
4.450% due 04/15/2042		51,362	38,655
4.500% due 07/01/2040		163,823	127,218
4.500% due 12/15/2041		21,614	15,932
4.550% due 07/01/2030		346,519	308,231
4.600% due 06/15/2043		52,798	40,373

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

4.650% due 08/01/2028		19,885	18,441
4.750% due 02/15/2044		48,018	36,889
4.950% due 06/08/2025		31,400	30,821
4.950% due 07/01/2050		313,203	250,506
5.250% due 03/01/2052		66,800	55,160
5.450% due 06/15/2027		26,500	25,669
5.900% due 06/15/2032		20,000	19,355
Pennsylvania Electric Co. 3.600% due 06/01/2029		220	208
Peru LNG SRL 5.375% due 03/22/2030		1,400	1,134
Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	4,910	5,810
6.625% due 01/16/2034		9,000	10,085
6.850% due 06/05/2115		$7,842	6,458
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/2038		32,700	32,940
4.377% due 06/01/2041		36,350	35,941
4.451% due 12/01/2049		186,920	188,744
4.674% due 12/01/2053		42,000	42,041
Rio Oil Finance Trust
8.200% due 04/06/2028		23,733	24,694
9.250% due 07/06/2024		9,503	9,857
9.750% due 01/06/2027		18,112	19,314
Southern California Edison Co.
3.650% due 02/01/2050		10,624	8,142
4.875% due 03/01/2049		2,032	1,846
Sprint Capital Corp. 8.750% due 03/15/2032		25,100	30,289
Sprint Communications, Inc. 6.000% due 11/15/2022		40,608	40,907
Sprint Corp.
7.125% due 06/15/2024		53,975	55,559
7.625% due 02/15/2025		41,586	43,425
7.625% due 03/01/2026		30,127	31,809
7.875% due 09/15/2023		190,133	196,598
System Energy Resources, Inc. 2.140% due 12/09/2025		26,100	24,257
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025		540	532
Transocean Phoenix 2 Ltd. 7.750% due 10/15/2024		2,397	2,287
Transocean Proteus Ltd. 6.250% due 12/01/2024		2,117	1,976

			4,242,910

Total Corporate Bonds & Notes (Cost $28,154,963)			24,173,614

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (d)		56,500	46,697

Total Convertible Bonds & Notes (Cost $55,381)			46,697

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		4,500	6,213
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		6,500	5,719
3.850% due 06/01/2050		5,100	4,606
4.214% due 06/01/2050		26,895	21,982
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031		410	401

			38,921

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		4,742	5,082
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		7,270	7,692
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		26,740	28,506
6.725% due 04/01/2035		7,300	7,743
7.350% due 07/01/2035		21,440	23,411

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	19,770	19,914

		92,348

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043 (h)	19,417	9,684
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (h)	5,022	2,828
4.000% due 07/01/2033	3,903	3,585
4.000% due 07/01/2035	3,508	3,151
4.000% due 07/01/2037	3,011	2,672
4.000% due 07/01/2041	2,700	2,345
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (h)	2,007	1,838
5.250% due 07/01/2023	4,359	4,439

		30,542

Total Municipal Bonds & Notes (Cost $169,295)		161,811

U.S. GOVERNMENT AGENCIES 28.1%
Fannie Mae
0.397% due 09/25/2022 ~(a)	1,070	0
1.066% (US0001M + 0.060%) due 12/25/2036 ~	25	24
1.490% due 03/01/2033 •	6	6
1.524% due 10/01/2044 •	2	2
1.724% due 10/01/2040 •	12	12
1.734% due 09/25/2031 •	1,273	1,257
1.744% due 03/25/2034 •	3	3
1.774% due 08/25/2034 •	3	2
1.776% due 02/01/2034 •	363	365
1.828% due 08/01/2033 •	12	12
1.840% due 12/01/2035 •	14	14
1.877% due 10/01/2032 •	5	5
1.910% due 10/01/2034 •	78	77
1.945% due 02/01/2032 •	4	4
1.965% due 10/01/2033 - 09/25/2042 •	819	489
1.974% (US0001M + 0.350%) due 03/25/2044 ~	4	4
1.995% due 04/18/2028 - 09/18/2031 •	1	2
2.000% due 08/01/2032 •	3	3
2.024% (US0001M + 0.400%) due 06/25/2029 - 08/25/2036 ~	4	4
2.024% due 09/25/2032 •	6	6
2.074% (US0001M + 0.450%) due 06/25/2049 ~	5,376	5,355
2.129% due 10/01/2036 •	2	2
2.135% due 07/01/2032 •	5	5
2.283% due 09/01/2035 •	3	3
2.295% due 10/01/2025 •	5	5
2.326% due 07/01/2025 - 03/01/2033 •	139	139
2.340% due 12/01/2033 •	8	8
2.395% due 09/01/2031 •	39	38
2.500% due 04/25/2042 - 08/25/2042	19,547	19,008
2.644% due 11/01/2033 •	9	9
2.723% due 10/01/2025 •	1	1
2.767% due 09/01/2030 •	6	6
2.824% (US0001M + 1.200%) due 01/25/2024 ~	1	1
2.868% due 04/01/2032 •	10	10
2.875% due 09/01/2024 •	10	10
3.000% due 06/25/2027 - 06/25/2042 (a)	27,013	1,549
3.006% due 04/01/2033 •	1	1
3.163% due 04/01/2028 •	4	4
3.190% due 05/01/2024 •	8	8
3.200% due 05/01/2024 •	3	3
3.564% due 04/01/2027 •	28	28
3.680% due 03/01/2036 •	2	2
3.824% due 12/01/2027 •	2	2
4.000% due 07/01/2041 - 01/01/2059	6,488	6,401
4.000% due 12/25/2042 - 12/25/2047 (a)	1,691	212
4.226% (US0001M + 5.850%) due 03/25/2041 ~(a)	2,753	305
4.376% (US0001M + 6.000%) due 11/25/2049 ~(a)	22,857	4,123
4.406% (US0001M + 6.030%) due 06/25/2037 ~(a)	448	56
4.426% due 03/25/2037 - 03/25/2049 •(a)	8,378	1,174
4.446% due 12/25/2036 •(a)	1,002	105
4.446% (US0001M + 6.070%) due 02/25/2037 ~(a)	466	50
4.476% (US0001M + 6.100%) due 04/25/2037 ~(a)	770	89
4.486% (US0001M + 6.110%) due 04/25/2037 ~(a)	1,069	115
4.500% due 12/25/2039 - 07/25/2040	3,718	3,680
4.500% due 12/25/2042 (a)	1,129	202
4.526% due 08/25/2035 - 02/25/2043 •(a)	4,380	522
4.676% due 01/25/2038 •(a)	1,782	202
4.726% due 01/25/2040 •(a)	2,090	201
4.756% (US0001M + 6.380%) due 03/25/2037 ~(a)	2,367	271
4.776% due 05/25/2037 •(a)	612	68
4.786% due 06/25/2037 •(a)	2,720	350
4.816% (US0001M + 6.440%) due 04/25/2037 ~(a)	1,765	233

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

4.826% due 12/25/2037 - 10/25/2039 •(a)	2,430	217
4.926% due 10/25/2036 •(a)	1,156	138
4.926% (US0001M + 6.550%) due 06/25/2040 ~(a)	648	75
4.946% due 11/25/2042 •	19	12
4.976% due 11/25/2035 •(a)	279	17
5.000% due 08/25/2033 - 06/25/2043	22,355	23,337
5.026% due 11/25/2036 •(a)	458	43
5.076% due 03/25/2036 •(a)	1,148	120
5.166% due 04/25/2037 •(a)	1,235	169
5.376% due 02/25/2038 •(a)	5,025	723
5.500% due 11/25/2032 - 06/01/2048	6,882	7,334
5.576% (US0001M + 7.200%) due 02/25/2037 ~(a)	445	67
6.000% due 06/25/2029 - 09/25/2031	1,041	1,100
6.500% due 06/25/2028 - 02/25/2033	51	54
6.850% due 12/18/2027	3	3
6.900% due 05/25/2023	2	2
7.000% due 07/25/2022 - 01/25/2048	125	132
7.350% due 01/17/2040 ~	23	23
7.500% due 10/25/2022 - 06/25/2042	16	18
7.500% due 06/25/2042 ~	13	14
8.500% due 06/25/2030	73	82
12.860% (US0001M + 17.325%) due 03/25/2038 ~	435	456
15.533% (H15T7Y + 22.300%) due 04/25/2023 ~(a)	1	0
Freddie Mac
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	161,666	123,515
0.818% due 01/25/2023 ~(a)	160,978	362
1.256% due 09/25/2030 ~(a)	203,002	15,029
1.295% due 01/15/2038 ~(a)	20,584	1,148
1.483% due 06/25/2030 ~(a)	88,674	7,658
1.535% due 05/25/2030 ~(a)	308,753	28,144
1.665% due 02/01/2037 •	2	2
1.724% due 12/15/2046 •	21,552	21,439
1.774% (US0001M + 0.450%) due 06/15/2049 ~	12,327	12,295
1.876% due 07/25/2044 •	5	5
1.884% (US0001M + 0.260%) due 08/25/2031 ~	7	7
1.995% due 08/01/2034 •	1	1
2.008% due 09/01/2037 •	1	1
2.100% due 02/01/2033 •	1	1
2.120% due 09/01/2037 - 12/01/2037 •	2	3
2.172% due 04/01/2036 •	4	5
2.221% due 07/01/2033 •	2	2
2.229% due 12/01/2033 •	33	33
2.250% due 09/01/2032 •	23	23
2.253% due 09/01/2024 •	1	1
2.312% due 09/01/2033 •	27	27
2.322% due 12/01/2034 •	5	5
2.334% due 07/01/2034 •	26	27
2.339% due 11/01/2031 •	7	7
2.349% due 10/01/2032 •	7	7
2.350% due 01/01/2033 •	4	4
2.355% due 09/01/2031 •	110	109
2.363% due 09/01/2034 •	28	28
2.410% due 01/01/2035 •	36	37
2.433% due 01/01/2035 •	16	16
2.464% due 09/01/2037 •	1	1
2.470% due 09/01/2033 •	1	1
2.541% due 03/01/2032 - 06/01/2037 •	77	77
2.664% due 04/01/2033 •	1	1
2.714% due 05/01/2029 •	8	8
2.720% due 11/01/2029 •	33	33
2.895% due 07/01/2033 •	7	7
2.914% due 10/15/2023 •	18	18
2.979% due 11/01/2035 •	47	49
3.000% due 03/15/2027 - 10/15/2047 (a)	45,227	9,531
3.000% due 08/01/2032 - 03/01/2049	213,091	201,746
3.100% due 06/01/2033 •	3	3
3.102% due 05/01/2035 •	11	11
3.162% due 03/01/2031 •	6	6
3.167% due 09/01/2023 •	1	1
3.272% due 05/01/2037 •	1	1
3.290% due 05/01/2033 •	11	11
3.500% due 08/15/2042 - 05/01/2049	391,583	382,955
3.500% due 12/15/2042 (a)	4,438	913
3.896% due 03/15/2036 •(a)	407	10
4.000% due 08/01/2040 - 08/01/2048	94,905	95,223
4.000% due 09/15/2048 (a)	5,595	831
4.155% due 09/25/2035 ~(a)	78,103	16,110
4.500% due 06/01/2048	2,684	2,716
4.626% (US0001M + 5.950%) due 11/15/2037 ~(a)	5,659	609
4.726% due 08/15/2037 •(a)	718	77
4.876% (US0001M + 6.200%) due 06/15/2038 - 01/15/2042 ~(a)	3,851	452
5.000% due 02/15/2024 - 05/15/2038	3,073	3,216
5.116% (US0001M + 6.440%) due 03/15/2037 ~(a)	3,750	460
5.126% (US0001M + 6.450%) due 03/15/2037 ~(a)	1,073	131
5.126% due 06/15/2039 •(a)	638	91
5.226% (US0001M + 6.550%) due 09/15/2036 ~(a)	1,373	159

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

5.246% due 09/15/2036 •(a)	901	104
5.326% (US0001M + 6.650%) due 04/15/2036 ~(a)	4,653	673
5.326% due 05/15/2036 •(a)	1,085	125
5.376% due 04/15/2026 •(a)	308	16
5.426% due 01/15/2037 •(a)	590	76
5.500% due 08/15/2036 - 06/15/2041	18,650	20,070
5.558% (US0001M + 7.875%) due 12/15/2042 ~	1,370	1,094
5.826% (US0001M + 7.150%) due 08/15/2036 ~(a)	1,567	216
5.876% (US0001M + 7.200%) due 07/15/2034 ~(a)	826	33
6.000% due 02/15/2031 - 02/15/2032	942	1,004
6.500% due 11/25/2023 - 11/25/2049	5,383	6,087
6.750% due 01/15/2024	1	1
7.000% due 08/15/2023 - 03/15/2032	97	104
7.250% due 09/15/2030	9	10
7.252% due 01/15/2041 •	1,083	1,073
7.402% due 11/15/2043 •	12,510	13,591
7.500% due 01/15/2023 - 09/15/2030	63	70
7.562% due 08/15/2044 •	6,411	6,573
7.649% (H15T3M + 8.900%) due 05/15/2023 ~	1	1
8.212% due 02/15/2040 •	581	554
8.500% due 06/15/2031	37	41
13.452% due 12/15/2031 - 02/15/2032 •	463	518
16.396% due 02/15/2024 •	1	1
16.968% (US0001M + 20.410%) due 11/15/2023 ~	3	3
17.488% due 10/15/2031 •	24	25
17.798% (US0001M + 19.953%) due 02/15/2024 ~	3	3
Ginnie Mae
0.025% due 08/16/2048 ~(a)	3,344	5
0.196% due 11/16/2043 ~(a)	2,447	3
0.218% due 10/16/2053 ~(a)	1,587	4
1.092% due 03/16/2051 ~(a)	691	2
1.203% due 10/20/2062 •	3,174	3,148
1.273% due 03/20/2063 •	574	570
1.553% (US0001M + 0.750%) due 11/20/2065 - 08/20/2066 ~	32,215	32,067
1.573% due 10/20/2066 •	10,860	10,826
1.583% due 09/20/2066 •	6,553	6,534
1.603% due 05/20/2066 - 09/20/2066 •	62,416	62,172
1.603% (US0001M + 0.800%) due 07/20/2066 ~	16,390	16,353
1.625% due 10/20/2029 •	30	30
1.633% due 08/20/2066 •	9,778	9,760
1.653% due 04/20/2066 - 11/20/2066 •	25,947	25,885
1.750% (H15T1Y + 1.500%) due 10/20/2025 ~	1	1
1.750% due 12/20/2026 - 12/20/2033 •	31	30
1.803% due 03/20/2066 •	23,655	23,609
1.803% (US0001M + 1.000%) due 01/20/2067 ~	4,585	4,592
1.875% due 06/20/2027 - 06/20/2032 •	74	75
1.953% due 03/20/2066 •	6,550	6,560
1.968% due 04/20/2067 •	27,998	27,671
2.000% due 08/20/2027 •	1	1
2.125% due 08/20/2033 •	3	3
2.500% due 04/20/2052	41,063	37,664
2.625% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	1	2
2.625% due 01/20/2027 - 01/20/2035 •	47	48
2.857% due 04/20/2068 •	23,208	22,925
3.000% due 01/20/2042 - 11/20/2048	588	563
3.500% due 03/20/2043 (a)	377	77
3.500% due 01/20/2045 - 03/15/2048	140,855	141,824
4.000% due 06/20/2039 - 08/20/2048	71,760	72,398
4.000% due 03/20/2043 (a)	1,155	146
4.500% due 07/20/2032 - 02/20/2049	121,503	124,313
4.605% due 10/20/2047 •(a)	10,109	1,328
5.000% due 07/20/2033	143	145
5.500% due 04/20/2037	115	122
6.100% due 06/15/2028 - 01/15/2029	233	245
6.490% due 01/15/2028 - 01/15/2029	303	321
Ginnie Mae, TBA
2.000% due 07/01/2052	85,000	75,511
2.500% due 07/01/2052	297,000	271,894
3.500% due 07/01/2052 - 08/01/2052	515,400	500,890
4.000% due 07/01/2052 - 08/01/2052	1,020,875	1,015,321
4.500% due 08/01/2052	471,200	476,464
U.S. Small Business Administration 5.370% due 04/01/2028	115	118
Uniform Mortgage-Backed Security
1.500% due 12/01/2040 - 06/01/2051	1,940	1,650
2.000% due 02/01/2023 - 05/01/2052	305,695	266,084
2.500% due 08/01/2027 - 09/01/2051	2,400,593	2,174,628
3.000% due 07/01/2022 - 07/01/2052	7,087,696	6,675,055
3.500% due 10/01/2025 - 07/01/2052	1,920,391	1,860,905
4.000% due 09/01/2023 - 09/01/2051	1,377,383	1,383,646
4.500% due 08/01/2023 - 02/01/2050	65,921	67,043
5.000% due 06/01/2024 - 06/01/2049	7,394	7,630
6.000% due 12/01/2032 - 09/01/2040	10,083	11,009
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2037 - 07/01/2052	2,950	2,818
3.000% due 07/01/2037 - 08/01/2052	1,304,985	1,232,944

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

3.500% due 07/01/2052 - 08/01/2052	8,249,347	7,927,764
4.000% due 04/01/2052 - 07/01/2052	7,607,605	7,491,262
4.500% due 07/01/2052	15,200	15,262
5.000% due 07/01/2052	1,300	1,327
5.500% due 07/01/2052	100	104
Vendee Mortgage Trust 6.500% due 09/15/2024	12	13

Total U.S. Government Agencies (Cost $34,047,520)		33,149,812

U.S. TREASURY OBLIGATIONS 10.4%
U.S. Treasury Bonds
2.250% due 08/15/2046 (r)	4,400	3,551
2.500% due 02/15/2045 (p)(r)	77,400	65,705
2.500% due 02/15/2046	2,319	1,968
2.500% due 05/15/2046 (r)	4,955	4,204
2.750% due 11/15/2047 (r)	100	90
2.875% due 05/15/2043 (p)(r)	118,245	107,926
2.875% due 08/15/2045 (r)	858,035	780,142
2.875% due 11/15/2046 (r)	542,700	495,214
2.875% due 05/15/2049 (r)	3,300	3,078
3.000% due 11/15/2044	615,851	571,274
3.000% due 08/15/2048 (r)	2,585	2,444
3.000% due 02/15/2049 (p)(r)	125,029	119,202
3.125% due 02/15/2043 (r)	276,604	263,044
3.125% due 08/15/2044 (r)	478,709	453,876
3.375% due 05/15/2044 (r)	712,349	703,695
3.625% due 08/15/2043 (n)(p)	680,378	698,876
3.625% due 02/15/2044	494,809	508,107
3.750% due 11/15/2043 (r)	355,213	371,878
6.250% due 05/15/2030 (r)	845	1,035
U.S. Treasury Inflation Protected Securities (i)
0.125% due 07/15/2030 (p)	1,344,289	1,282,999
0.125% due 07/15/2031 (p)	48,197	45,867
0.250% due 01/15/2025 (p)	842	847
0.250% due 07/15/2029 (p)	1,415,507	1,373,472
0.250% due 02/15/2050 (p)	184,634	146,081
0.375% due 01/15/2027 (p)	20,955	20,887
0.500% due 04/15/2024	80	81
0.500% due 01/15/2028 (p)	5,491	5,457
0.625% due 02/15/2043	30,073	26,620
0.750% due 07/15/2028 (p)	312,302	314,720
0.750% due 02/15/2042 (p)	238,768	218,533
0.750% due 02/15/2045	159,490	143,082
0.875% due 02/15/2047	193,268	178,940
1.000% due 02/15/2046 (p)	152,308	144,608
1.000% due 02/15/2048 (p)	222,363	212,695
1.000% due 02/15/2049 (p)	558,135	538,248
1.375% due 02/15/2044 (p)	121,097	124,078
2.125% due 02/15/2040	67,804	79,261
2.125% due 02/15/2041	17,027	19,812
2.500% due 01/15/2029 (p)	24,135	26,845
U.S. Treasury Notes
1.500% due 08/15/2026 (p)	1,100	1,033
1.625% due 02/15/2026 (r)	420	399
2.000% due 11/15/2026	200	192
2.250% due 11/15/2024 (p)	965	949
2.375% due 03/31/2029 (p)(r)	1,607,400	1,538,929
2.625% due 02/15/2029 (r)	560	546
2.750% due 02/28/2025 (r)	400	397
2.875% due 05/15/2032	590,680	584,127

Total U.S. Treasury Obligations (Cost $14,004,484)		12,185,014

NON-AGENCY MORTGAGE-BACKED SECURITIES 28.8%
20 Times Square Trust 3.203% due 05/15/2035 ~	138,309	132,760
Adjustable Rate Mortgage Trust
1.984% due 08/25/2036 •	125	63
2.044% due 06/25/2037 •	297	309
2.124% (US0001M + 0.500%) due 03/25/2036 ~	747	279
2.164% due 11/25/2035 •	2,937	2,738
2.164% due 01/25/2036 •	437	408
2.479% due 08/25/2036 ~	3,212	590
2.683% due 01/25/2036 ^~	63	57
2.717% due 01/25/2036 ^~	4,112	3,374
2.774% due 01/25/2035 •	2,018	1,828
2.774% due 01/25/2035 ^•	3,313	2,914
2.855% due 11/25/2035 ^~	339	281
2.855% due 01/25/2036 ^~	653	590
2.875% due 07/25/2035 ~	1,145	1,088
2.925% due 09/25/2035 ^~	582	520
2.945% due 05/25/2035 ~	2,587	2,498
3.097% due 03/25/2036 ~	10,601	4,195
3.182% due 11/25/2035 ^~	46	40
3.182% due 02/25/2036 ^~	1,467	1,104

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

American General Mortgage Loan Trust 0.000% due 09/25/2048 (h)		170,964	151,579
American Home Mortgage Assets Trust
1.396% due 11/25/2046 •		92,862	30,315
1.814% due 05/25/2046 ^•		6,697	5,612
1.814% due 12/25/2046 ^•		26,097	22,141
1.834% due 10/25/2046 •		179	103
2.004% due 09/25/2046 ^•		10,929	9,838
2.004% (US0001M + 0.380%) due 06/25/2047 ^~		83	74
6.750% due 06/25/2037 ^þ		4,936	4,300
American Home Mortgage Investment Trust
1.904% due 03/25/2046 •		8,086	7,384
1.944% due 06/25/2046 •		11,217	2,851
2.224% (US0001M + 0.600%) due 11/25/2045 ~		178	134
3.065% due 10/25/2034 •		1,478	1,459
3.687% (US0006M + 1.625%) due 09/25/2035 ~		32,199	15,604
3.836% due 12/25/2035 •		266	125
3.836% due 11/25/2045 ^•		21,790	11,599
4.086% (US0006M + 2.000%) due 02/25/2045 ~		36	36
5.908% due 09/25/2035 þ		22,632	13,931
Avon Finance PLC
0.000% due 11/28/2049 (b)(h)	GBP	27,160	29,883
0.000% due 11/28/2049 (h)		1,900	68,864
1.690% due 09/20/2048 •		80,758	97,811
2.076% due 11/28/2049 •		501,625	611,372
2.290% due 09/20/2048 •		11,604	14,019
2.776% due 11/28/2049 •		66,994	81,474
2.790% due 09/20/2048 •		11,605	14,012
3.290% due 09/20/2048 •		8,778	10,602
3.326% due 11/28/2049 •		28,517	34,681
4.176% (SONIO/N + 3.500%) due 11/28/2049 ~		17,653	21,559
4.676% due 11/28/2049 •		22,179	26,708
5.176% (SONIO/N + 4.500%) due 11/28/2049 ~		23,990	28,738
BAMLL Commercial Mortgage Securities Trust
1.144% due 07/07/2043 ~(a)		$2,895	89
3.418% due 07/07/2043		1,844	1,821
Banc of America Alternative Loan Trust
2.024% (US0001M + 0.400%) due 06/25/2046 ^~		29	23
5.500% due 10/25/2033		3,139	3,046
5.500% due 12/25/2035 ^		62	57
6.000% due 07/25/2034		12,048	11,616
6.000% due 03/25/2036 ^		1,820	1,674
6.000% due 06/25/2046 ^		124	113
6.000% due 07/25/2046 ^		356	313
Banc of America Funding Corp. 4.017% due 09/25/2048 ~		14,608	13,805
Banc of America Funding Trust
1.448% due 05/26/2037 ~		35,302	24,907
1.653% due 06/20/2035 ^•		372	293
1.904% due 07/25/2037 •		10,682	9,921
1.914% (US0001M + 0.290%) due 07/25/2037 ~		9,119	8,476
1.932% (US0001M + 0.320%) due 02/20/2047 ~		3,200	2,992
2.028% due 12/20/2034 ~		253	162
2.124% (US0001M + 0.500%) due 07/25/2036 ^~		23	17
2.172% (US0001M + 0.560%) due 05/20/2036 ~		72,858	26,494
2.232% (US0001M + 0.620%) due 09/20/2035 ^~		3,498	2,628
2.583% due 03/20/2036 ~		36	31
2.672% due 03/20/2036 ~		259	224
2.694% due 07/20/2036 ~		2,381	2,298
2.880% due 04/20/2035 ~		140	125
2.966% due 05/25/2035 ~		13	12
2.972% due 06/20/2047 ~		1,640	1,439
2.997% due 09/20/2035 ^~		150	130
3.008% due 05/20/2034 ~		404	383
3.013% due 05/20/2036 ^~		87	84
3.080% due 09/20/2046 ^~		697	622
3.218% due 11/20/2035 ~		1,472	1,282
3.312% due 10/20/2035 ~		2,361	2,252
3.461% due 01/20/2047 ^~		72	68
3.634% due 11/20/2035 ~		2,185	1,937
3.675% due 09/20/2035 ~		10	9
5.500% due 09/25/2034		17	16
5.500% due 03/25/2036 ^		49	44
6.000% due 09/25/2036 ^		1,227	1,066
6.000% due 08/25/2037 ^		3,318	2,915
6.000% due 10/26/2037 ~		5,428	4,828
6.388% due 04/25/2037 ^þ		233	220
12.358% due 10/20/2046 ^~		197	166
Banc of America Mortgage Trust
2.122% due 12/25/2033 ~		64	63
2.248% due 08/25/2034 ~		38	39
2.340% due 09/25/2035 ~		15	14
2.437% due 02/25/2035 ~		108	102
2.455% due 01/25/2034 ~		107	105
2.469% due 11/25/2035 ^~		96	88
2.545% due 02/25/2035 ~		113	114

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.551% due 01/25/2036 ^~	80	72
2.562% due 01/25/2035 ~	6,594	6,442
2.607% due 12/25/2033 ~	26	25
2.666% due 04/25/2033 ~	44	42
2.719% due 09/25/2033 ~	1,115	1,056
2.733% due 02/25/2036 ^~	1,558	1,475
2.738% due 10/25/2035 ^~	13	12
2.743% due 09/25/2035 ^~	284	257
2.764% due 11/25/2035 ^~	149	137
2.874% due 08/25/2035 ^~	1,474	1,428
2.941% due 04/25/2035 ^~	149	145
2.945% due 11/20/2046 ^~	16	15
3.027% due 05/25/2034 ~	130	126
3.043% due 05/25/2033 ~	5	5
3.066% due 07/25/2035 ^~	254	239
3.066% due 07/25/2035 ~	450	424
3.204% due 05/25/2035 ^~	1,939	1,785
3.356% due 06/25/2035 ~	92	80
3.538% due 07/25/2034 ~	10	9
3.662% due 03/25/2033 ~	91	87
5.500% due 09/25/2035 ^	89	80
5.500% due 09/25/2035	444	398
5.750% due 07/20/2032 ~	3	3
6.000% due 09/25/2037 ^	107	98
6.000% due 07/25/2046 •	2,196	1,991
BANK 0.462% due 02/15/2061 ~(a)	215,517	3,783
Bayview Commercial Asset Trust 2.044% (US0001M + 0.420%) due 01/25/2037 ~	42	38
BCAP LLC Trust
0.967% due 11/26/2036 •	5,420	1,949
1.224% due 11/27/2047 ~	27,533	21,615
1.246% due 08/26/2036 ~	11,445	10,113
1.327% due 07/26/2036 ~	329	288
1.366% due 03/26/2035 ~	880	838
1.566% due 05/26/2037 •	3,629	3,490
1.646% due 05/26/2037 •	9,347	6,852
1.964% due 01/25/2037 ^•	321	288
2.064% due 05/25/2047 ^•	3,349	3,273
2.506% due 09/27/2037 •	5,392	5,152
2.551% due 01/26/2036 ~	1,197	923
2.736% due 02/26/2036 ~	17	16
2.767% due 10/26/2035 ~	2,308	1,665
2.779% due 10/26/2035 ~	3,532	3,562
2.800% due 12/20/2035 ~	11,888	6,787
2.844% due 02/26/2036 ~	1,805	1,588
3.049% due 11/26/2035 ~	204	199
3.221% due 06/26/2037 ~	7,613	6,860
3.221% due 06/27/2037 ~	5,604	4,827
3.278% due 05/26/2047 ~	4,531	3,914
5.250% due 02/26/2036 ~	676	340
5.250% due 04/26/2037	1,261	815
5.750% due 04/25/2037	5,232	2,959
6.000% due 07/26/2036 ~	8,347	5,734
6.000% due 08/26/2037 ~	7,910	7,455
6.250% due 12/26/2036 ~	6,863	6,079
6.726% due 04/26/2037 ~	4,770	2,792
9.857% due 08/26/2022 ~	84	53
Bear Stearns Adjustable Rate Mortgage Trust
2.141% due 12/25/2046 •	1,691	1,503
2.233% due 02/25/2036 ^~	1,747	1,506
2.263% due 02/25/2036 ^~	72	68
2.400% (H15T1Y + 2.250%) due 02/25/2036 ~	37	36
2.547% due 01/25/2035 ~	23	21
2.548% due 02/25/2033 ~	2	2
2.668% due 10/25/2033 ~	131	125
2.699% due 04/25/2034 ~	540	511
2.732% due 02/25/2035 ~	675	654
2.793% due 08/25/2035 ^~	1,182	1,008
2.833% due 01/25/2035 ~	370	358
2.854% due 11/25/2034 ~	346	319
2.951% due 03/25/2035 ~	529	492
2.961% due 01/25/2035 ~	97	92
2.995% due 05/25/2034 ~	18	17
3.009% due 08/25/2035 ~	2,176	2,156
3.064% due 08/25/2035 ^~	274	258
3.076% due 04/25/2034 ~	291	279
3.086% due 08/25/2047 ^~	1,916	1,802
3.090% due 08/25/2047 ^~	1,208	1,037
3.140% due 05/25/2037 ~	2,093	1,980
3.278% due 05/25/2047 ^~	2,570	2,413
3.281% due 07/25/2034 ~	116	112
3.333% due 02/25/2036 ^~	348	329
3.349% due 09/25/2034 ~	1,060	1,020
3.357% due 07/25/2036 ^~	1,914	1,690
3.383% due 02/25/2036 ^~	25	23

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

3.433% due 08/25/2035 ~		140	129
3.489% due 11/25/2034 ~		3	3
3.615% due 06/25/2047 ^~		5,440	5,108
3.624% due 11/25/2034 ~		11	9
4.250% due 07/25/2034 ~		20	20
4.446% due 08/25/2035 ^•		5,612	4,395
Bear Stearns ALT-A Trust
1.625% due 01/25/2034 ~		39	31
1.944% (US0001M + 0.320%) due 02/25/2034 ~		34	32
1.944% (US0001M + 0.320%) due 08/25/2036 ~		11,236	10,261
1.944% due 11/25/2036 ^•		4,796	4,018
1.944% (US0001M + 0.320%) due 06/25/2046 ^~		8,468	7,446
2.064% due 04/25/2036 ^•		3,845	5,740
2.104% due 02/25/2036 •		2,253	2,225
2.125% due 09/25/2034 ~		86	85
2.264% (US0001M + 0.640%) due 04/25/2034 ~		103	100
2.299% due 04/25/2035 •		6,536	6,485
2.479% due 06/25/2034 •		1,747	1,740
2.529% due 04/25/2035 ~		435	432
2.554% due 11/25/2034 •		7,882	6,692
2.593% due 10/25/2035 ^~		14,996	13,379
2.715% due 01/25/2035 ~		279	233
2.738% due 02/25/2036 ^~		930	875
2.752% due 05/25/2035 ~		171	165
2.780% due 02/25/2036 ^~		7,853	7,029
2.890% due 11/25/2035 ^~		10,418	8,663
2.922% due 09/25/2035 ^~		863	406
2.925% due 07/25/2035 ~		22,998	17,386
2.931% due 04/25/2035 ~		557	522
2.946% due 11/25/2035 ^~		6,659	4,683
2.994% due 01/25/2036 ^~		4,640	4,539
2.999% due 01/25/2036 ~		19,609	18,795
3.045% due 02/25/2034 ~		49	46
3.047% due 01/25/2047 ~		1,751	1,072
3.066% due 02/25/2036 ^~		1,639	1,309
3.074% due 09/25/2035 ^~		4,019	2,669
3.102% due 08/25/2034 ~		808	797
3.114% due 05/25/2036 ~		12,686	10,412
3.127% due 09/25/2035 ^~		5,092	3,223
3.128% due 11/25/2036 ~		4,724	3,096
3.131% due 04/25/2035 ~		321	281
3.155% due 06/25/2034 ~		327	313
3.222% due 05/25/2036 ^~		18	13
3.224% due 09/25/2047 ^~		20,503	11,874
3.235% due 08/25/2036 ^~		255	203
3.257% due 01/25/2035 ~		49	47
3.266% due 05/25/2035 ~		1,001	976
3.271% due 04/25/2035 ~		263	252
3.274% due 09/25/2034 •		6,446	6,004
3.297% due 05/25/2036 ^~		6,997	4,321
3.349% (US0001M + 1.725%) due 07/25/2034 ~		4,507	4,538
3.365% due 09/25/2034 ~		43	44
3.370% due 03/25/2036 ^~		8,470	7,136
3.497% due 08/25/2036 ^~		2,995	1,725
3.501% due 05/25/2036 ~		12,176	7,665
4.307% due 07/25/2035 ^~		9,237	7,207
Bear Stearns Mortgage Funding Trust
1.794% due 03/25/2037 •		41,368	37,803
1.804% due 06/25/2037 •		8,741	7,793
1.824% (US0001M + 0.200%) due 09/25/2046 ~		18,402	16,182
1.834% due 06/25/2037 •		43,928	41,136
2.024% due 11/25/2036 ^•		16,102	14,482
2.064% due 08/25/2036 •		8,614	7,837
Bear Stearns Structured Products, Inc. Trust
2.999% due 12/26/2046 ^~		130	108
3.490% due 01/26/2036 ^~		6,251	5,180
7.000% due 07/25/2037 ~		30,090	11,928
BellaVista Mortgage Trust 2.112% due 05/20/2045 •		127	84
Benchmark Mortgage Trust
0.665% due 07/15/2053 ~(a)		68,256	2,645
1.567% due 12/17/2053 ~(a)		218,597	18,727
1.916% due 07/15/2053 ~(a)		104,062	9,210
Business Mortgage Finance PLC 0.000% (EUR003M + 0.190%) due 08/15/2040 ~	EUR	41	43
BXP Trust 3.379% due 06/13/2039		$28,700	26,870
CFCRE Commercial Mortgage Trust 1.236% due 11/10/2049 ~(a)		150,615	5,590
Chase Mortgage Finance Trust
2.431% due 06/25/2035 ~		2	2
2.448% due 02/25/2037 ~		22	22
2.725% due 06/25/2035 ~		27	27
2.839% due 01/25/2036 ^~		349	305
2.863% due 09/25/2036 ^~		10	8
2.894% due 12/25/2035 ^~		150	139

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

3.137% due 03/25/2037 ^~		3,039	2,885
3.144% due 12/25/2037 ^~		322	288
5.500% due 11/25/2035		687	557
6.000% due 10/25/2036 ^		477	255
6.000% due 11/25/2036		1,768	942
6.000% due 12/25/2036		106	58
6.000% due 02/25/2037 ^		1,326	661
6.000% due 03/25/2037 ^		742	437
6.000% due 05/25/2037 ^		11,785	6,609
6.250% due 10/25/2036 ^		4,463	2,440
ChaseFlex Trust
1.924% due 07/25/2037 •		10,011	9,436
2.184% (US0001M + 0.560%) due 05/25/2037 ~		14,296	14,054
4.461% due 09/25/2036 ~		4,588	4,230
6.300% due 06/25/2036 ^~		10,937	9,504
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
2.304% (US0001M + 0.680%) due 08/25/2037 ~		4,927	4,397
4.149% due 08/25/2037 ^þ		732	642
Chester A PLC
0.000% due 03/17/2046 (h)	GBP	116,570	118,014
0.000% due 05/20/2046		9	71,343
1.570% due 03/17/2046 •		627,750	765,948
2.020% due 03/17/2046 •		125,536	151,359
2.520% (SONIO/N + 1.750%) due 03/17/2046 ~		116,569	139,983
3.020% (SONIO/N + 2.250%) due 03/17/2046 ~		71,735	85,677
3.770% (SONIO/N + 3.000%) due 03/17/2046 ~		35,868	42,935
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.804% (US0001M + 0.180%) due 05/25/2036 ~		$146	130
1.854% due 05/25/2036 •		284	253
1.904% due 01/25/2035 •		191	182
1.924% due 08/25/2035 •		33	31
Citicorp Mortgage Securities Trust
5.750% due 06/25/2036		90	82
6.000% due 08/25/2036		2,702	2,585
Citigroup Commercial Mortgage Trust
1.525% due 10/10/2049 ~(a)		280,441	12,864
3.349% due 02/10/2049		40,000	38,781
Citigroup Mortgage Loan Trust
0.000% due 09/25/2037 ^~		828	95
0.000% due 09/25/2060 ~		109,688	86,778
0.000% due 09/25/2060 ~(a)		813,455	21,227
0.000% due 10/25/2060 ~		60,679	44,044
0.000% due 10/25/2060 ~(a)		1,060,530	19,619
0.000% due 05/01/2061 ~		37,453	26,673
0.000% due 05/01/2061 ~(a)		1,136,774	16,322
0.000% due 08/01/2061 ~		23,511	20,882
0.000% due 08/01/2061 ~(a)		1,310,416	52,421
0.000% due 09/25/2064 ~		60	59
0.000% due 03/01/2065 ~		28,132	18,971
0.000% due 03/01/2065 ~(a)		2,099,129	23,179
0.000% due 03/01/2070 ~		19,356	18,761
0.000% due 03/01/2070 ~(a)		336,148	18,502
0.000% due 01/25/2082 (a)		587	584
0.110% due 10/25/2060 ~(a)		950,610	3,720
0.150% due 09/25/2060 ~(a)		743,481	5,388
0.150% due 05/01/2061 ~(a)		1,031,946	7,996
0.150% due 03/01/2070 ~(a)		315,237	1,831
0.151% due 03/01/2065 ~(a)		1,634,566	9,373
0.170% due 08/01/2061 ~(a)		1,207,310	5,551
1.146% (US0001M + 0.140%) due 08/25/2036 ~		30,873	13,088
1.347% due 05/20/2047 •		8,975	7,965
1.500% due 10/25/2060 ~		721,863	673,575
1.500% due 03/01/2065 ~		1,617,685	1,469,952
1.500% due 03/01/2070 ~		215,818	204,049
1.545% due 12/25/2035 ~		6,426	5,509
1.694% (US0001M + 0.070%) due 01/25/2037 ~		174	167
1.750% due 09/25/2060 ~		444,022	410,032
1.812% (US0001M + 0.750%) due 08/25/2035 ~		5,429	5,177
2.000% due 09/25/2060 ~		65,780	55,838
2.000% due 08/01/2061 ~		1,017,177	970,799
2.124% due 09/25/2036 •		624	594
2.125% due 05/01/2061 ~		871,003	828,478
2.140% due 09/25/2037 ~		843	824
2.250% due 03/01/2065 ~		135,165	110,806
2.360% due 03/25/2034 ~		265	257
2.360% due 08/25/2035 ~		180	170
2.436% due 10/25/2035 ^~		1,581	831
2.490% due 03/25/2036 ^•		196	184
2.500% due 10/25/2060 ~		69,657	61,572
2.500% due 05/01/2061 ~		68,073	60,656
2.574% due 09/25/2037 •		2,090	1,625
2.581% due 07/25/2036 ^~		1,182	1,080
2.625% due 08/01/2061 ~		84,146	76,114
2.657% due 11/25/2036 ^~		51	48
2.660% due 10/25/2035 ^~		19	16
2.679% due 10/25/2046 ^~		1,574	1,467

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.693% due 03/25/2035 ~		8,164	8,053
2.750% due 09/25/2060		57,244	49,188
2.750% due 03/01/2065 ~		101,375	84,384
2.750% due 03/01/2070 ~		23,221	20,801
2.756% due 03/25/2036 ^~		1,289	1,212
2.780% due 11/25/2036 ^~		1,665	1,549
2.820% due 11/25/2036 ~		4,015	3,070
2.829% due 08/25/2035 ~		237	234
2.875% due 05/01/2061 ~		55,309	47,021
2.875% due 08/01/2061 ~		58,828	50,975
2.912% due 11/25/2036 ^~		3,312	2,907
3.000% due 10/25/2060 ~		68,367	59,697
3.000% due 03/01/2065 ~		80,097	63,914
3.000% due 03/01/2070 ~		26,154	23,772
3.039% due 03/25/2037 ~		3,057	2,427
3.125% due 05/01/2061 ~		44,369	36,335
3.207% due 03/25/2037 ^~		861	753
3.250% due 09/25/2060		50,716	44,379
3.250% due 08/01/2061 ~		48,403	40,966
3.260% due 06/25/2036 ^~		1,804	1,719
3.292% due 03/01/2065 ~		103,877	76,908
3.374% due 03/25/2052 ~		444,122	399,362
3.396% due 09/25/2037 ~		5,262	4,702
3.405% due 07/25/2036 ~		1,962	1,496
3.479% due 06/25/2036 ~		739	683
3.500% due 10/25/2060 ~		52,242	44,936
3.500% due 05/01/2061 ~		30,998	25,513
3.500% due 03/01/2070 ~		20,531	18,396
3.750% due 08/01/2061 ~		35,744	29,935
3.793% due 05/01/2061 ~		23,096	18,516
3.890% due 10/25/2060 ~		66,433	54,300
3.950% due 05/25/2035 •		17	16
4.026% due 09/25/2060 ~		66,282	55,856
4.040% due 03/01/2070 ~		21,753	19,430
4.145% due 01/25/2082 ~		275,701	252,001
4.217% due 08/01/2061 ~		28,297	23,469
4.299% due 09/25/2064 ~		105,525	86,555
5.250% due 03/25/2037 ^		2,235	1,821
5.750% due 04/25/2047 ^		3,989	2,508
5.750% due 10/25/2048		316	310
6.000% due 05/25/2037		2,777	2,310
6.000% due 08/25/2037 ~		11,676	7,371
6.250% due 11/25/2037 ~		1,941	1,022
6.500% due 10/25/2036 ~		5,841	3,696
Citigroup Mortgage Loan Trust, Inc.
2.370% due 04/25/2035 ~		1,053	1,003
2.819% due 05/25/2035 ~		204	198
3.135% due 12/25/2035 ^~		215	133
6.000% due 05/25/2035		2,139	2,063
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.010% due 09/25/2035 ^~		286	223
CitiMortgage Alternative Loan Trust
3.826% (US0001M + 5.450%) due 02/25/2037 ^~(a)		1,621	148
5.750% due 12/25/2036 ^		297	261
5.750% due 03/25/2037 ^		483	440
6.000% due 07/25/2036 ^		273	244
6.000% due 06/25/2037 ^		3,373	3,065
6.000% due 10/25/2037 ^		1,783	1,601
Clavis Securities PLC
0.000% due 12/15/2031 •	EUR	5,437	5,429
1.759% due 12/15/2032 •	GBP	582	679
CNL Commercial Mortgage Loan Trust 1.824% due 05/15/2031 •		$247	235
Commercial Mortgage Trust
0.250% due 04/10/2047 ~(a)		58,814	168
1.248% due 08/10/2047 ~(a)		195,483	3,243
1.454% due 10/10/2049 ~(a)		196,899	8,377
3.140% due 10/10/2036		13,000	11,980
3.546% due 06/10/2047		8,212	8,047
3.550% due 02/10/2049		16,042	15,907
3.955% due 02/10/2047		3,400	3,381
4.228% due 05/10/2051		1,400	1,388
Countrywide Alternative Loan Resecuritization Trust
5.665% due 08/25/2037 ^~		844	477
6.000% due 05/25/2036 ^		58	39
6.000% due 08/25/2037 ^~		1,142	685
Countrywide Alternative Loan Trust
1.412% due 09/25/2034 •		201	189
1.476% due 12/25/2035 •		5,518	4,798
1.476% (12MTA + 1.000%) due 12/25/2035 ~		2,767	2,561
1.786% (12MTA + 1.310%) due 07/20/2035 ^~		2,378	2,062
1.792% due 02/20/2047 ^•		12,704	9,879
1.802% due 03/20/2047 •		19,557	15,833
1.807% due 12/20/2046 ^•		34,988	29,372
1.812% (US0001M + 0.200%) due 07/20/2046 ^~		5,727	4,403
1.822% due 09/20/2046 •		2,840	2,248

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

1.834% due 04/25/2047 •	10,586	8,556
1.864% (US0001M + 0.240%) due 06/25/2036 ~	890	838
1.876% due 08/25/2035 •	129	120
1.904% due 06/25/2037 •	12,839	11,270
1.944% (US0001M + 0.320%) due 06/25/2036 ~	11,228	9,249
1.944% due 11/25/2036 •	10,961	10,444
1.944% (US0001M + 0.320%) due 01/25/2037 ~	22,629	19,871
1.944% due 07/25/2046 •	6,156	5,872
1.944% due 09/25/2047 •	17,204	15,755
1.984% due 11/25/2036 •	4,358	4,865
1.984% due 05/25/2047 •	6,148	5,341
1.994% due 02/25/2037 ^•	348	116
2.004% due 09/25/2046 ^•	20,608	19,489
2.004% due 10/25/2046 •	2,448	2,222
2.024% (US0001M + 0.400%) due 02/25/2036 ~	1,586	1,413
2.024% (US0001M + 0.400%) due 06/25/2036 ^~	67	33
2.032% (US0001M + 0.420%) due 05/20/2046 ^~	21,587	18,543
2.036% due 08/25/2035 •	3,776	3,430
2.044% (US0001M + 0.420%) due 05/25/2035 ~	3,988	3,645
2.044% due 07/25/2046 •	5,184	4,717
2.064% due 05/25/2035 •	2,003	1,836
2.064% due 09/25/2047 •	13,563	12,021
2.121% (12MTA + 1.645%) due 06/25/2035 ~	229	206
2.124% (US0001M + 0.500%) due 12/25/2035 ~	6,278	5,083
2.124% due 12/25/2035 ^•	1,637	785
2.124% due 12/25/2035 •	23,322	14,909
2.124% due 04/25/2036 •	6,183	2,565
2.144% (US0001M + 0.520%) due 07/25/2035 ~	245	221
2.144% (US0001M + 0.520%) due 08/25/2035 ~	7,409	5,348
2.164% due 02/25/2036 •	932	732
2.174% due 11/25/2035 •	2,700	1,336
2.184% due 08/25/2035 •	1,597	1,449
2.184% due 12/25/2035 •	342	318
2.184% due 02/25/2037 •	12,180	9,988
2.204% (US0001M + 0.580%) due 11/25/2035 ~	180	184
2.204% (US0001M + 0.580%) due 02/25/2036 ^~	6,411	5,974
2.204% due 05/25/2036 •	4,161	3,660
2.244% due 08/25/2035 ^•	715	622
2.244% due 10/25/2035 •	9	8
2.244% (US0001M + 0.620%) due 11/25/2035 ~	3,131	2,838
2.266% (US0001M + 0.640%) due 11/20/2035 ~	5,610	4,968
2.272% due 11/20/2035 •	20,908	18,946
2.284% due 09/25/2035 •	1,574	1,201
2.284% due 10/25/2035 •	1,409	1,046
2.324% due 09/25/2035 •	6,841	6,267
2.324% due 12/25/2035 ^•	13,752	12,891
2.424% due 08/25/2035 •	1,177	752
2.424% (US0001M + 0.800%) due 01/25/2036 ^~	1,595	1,504
2.497% due 05/25/2035 ^~	2,348	1,619
2.526% (12MTA + 2.050%) due 10/20/2035 ~	16,490	12,282
2.546% due 10/20/2035 •	7,982	6,123
2.569% due 12/25/2034 ~	5,441	5,633
2.607% due 12/25/2035 ~	82	77
2.624% due 08/25/2035 ^•	4,064	2,272
2.644% due 10/25/2034 •	5,971	5,994
2.661% due 03/25/2047 ^•	3,590	3,012
2.685% due 08/25/2034 ^~	2,650	2,465
2.810% due 11/25/2035 ^~	247	223
2.841% due 03/25/2047 ~	3,451	3,260
3.044% due 06/25/2037 ~	68	58
3.163% due 02/25/2037 ^~	664	620
3.164% due 11/25/2035 •	3,355	2,862
3.199% (US0001M + 1.575%) due 02/25/2035 ~	2,673	2,643
3.274% due 08/25/2034 •	4,492	4,454
3.274% (US0001M + 1.650%) due 10/25/2034 ~	4,144	4,137
3.326% due 11/25/2035 •(a)	2,700	198
3.359% due 08/25/2036 ~	413	389
3.373% due 12/25/2035 ^~	80	75
3.473% due 06/25/2037 ^~	2,957	2,678
3.476% (US0001M + 5.100%) due 11/25/2035 ^~(a)	2,707	288
3.626% due 08/25/2036 ^•(a)	8,363	975
5.000% due 08/25/2035 ^	3,022	2,345
5.500% due 03/25/2035	2,395	2,185
5.500% due 05/25/2035	604	483
5.500% due 06/25/2035 ^	141	119
5.500% due 07/25/2035 ^	44	37
5.500% due 08/25/2035	3,496	3,216
5.500% due 09/25/2035 ^	25,382	20,636
5.500% due 11/25/2035 ^	7,032	5,734
5.500% due 12/25/2035 ^	2,792	1,745
5.500% due 01/25/2036 ^	5,488	4,546
5.500% due 01/25/2036	155	107
5.500% due 02/25/2036 ^	608	423
5.500% due 02/25/2036	30,917	21,929
5.750% due 05/25/2036	263	135
5.750% due 08/25/2036 ^	3,877	2,487

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

5.750% due 03/25/2037	3,797	2,431
5.750% due 06/25/2037	3,140	1,728
5.750% due 07/25/2037 ^	889	620
5.750% due 04/25/2047 ^	2,148	1,495
6.000% due 11/25/2034	3,202	3,130
6.000% due 02/25/2035	20,343	17,400
6.000% due 02/25/2036 ^	29	19
6.000% due 02/25/2036	33,075	22,499
6.000% due 03/25/2036 ^	9,701	5,226
6.000% due 04/25/2036 ^	10,994	6,331
6.000% due 05/25/2036 ^	7,220	4,303
6.000% due 05/25/2036	3,319	2,145
6.000% due 06/25/2036	7,951	5,158
6.000% due 07/25/2036	8,347	5,727
6.000% due 08/25/2036 ^	4,085	2,772
6.000% due 01/25/2037 ^	993	903
6.000% due 02/25/2037 ^	3,335	1,447
6.000% due 03/25/2037 ^	2,378	1,096
6.000% due 04/25/2037 ^	7,879	4,350
6.000% due 05/25/2037 ^	11,582	6,190
6.000% due 06/25/2037 ^	527	299
6.000% due 08/25/2037 ^•	5,290	3,272
6.250% due 11/25/2036	4,390	2,462
6.250% due 12/25/2036 ^	3,130	1,662
6.250% due 11/25/2046 ^	2,044	1,143
6.500% due 05/25/2036 ^	2,674	1,586
6.500% due 06/25/2036 ^	874	505
6.500% due 08/25/2036 ^	2,476	1,040
6.500% due 09/25/2036 ^	4,074	2,507
6.500% due 09/25/2036	1,381	896
6.500% due 12/25/2036 ^	2,523	1,384
6.500% due 08/25/2037 ^	10,056	5,061
6.500% due 09/25/2037 ^	18,536	8,874
6.500% due 11/25/2037 ^	7,974	4,417
7.000% due 08/25/2034 ^	170	144
7.000% due 09/25/2036	27,314	8,302
7.250% due 08/25/2032	86	86
7.500% due 12/25/2034 ^	104	25
Countrywide Home Loan Mortgage Pass-Through Trust
1.894% due 04/25/2035 •	1,512	1,394
1.985% (US0012M + 1.750%) due 02/20/2036 ^~	19	17
1.985% due 02/20/2036 ^•	1,135	952
1.987% (US0012M + 1.750%) due 02/20/2036 ^~	480	432
1.991% due 02/20/2036 ^•	610	582
2.024% due 04/25/2046 •	325	287
2.084% due 05/25/2035 •	256	216
2.116% due 02/25/2034 ~	101	94
2.121% due 02/20/2036 ^•	4,485	3,787
2.124% due 05/25/2036 ^•	2,029	739
2.164% due 03/25/2035 •	323	299
2.169% due 02/25/2034 ~	8	8
2.204% (US0001M + 0.580%) due 04/25/2035 ~	4,041	3,554
2.217% due 02/25/2035 ~	4,858	4,016
2.224% (US0001M + 0.600%) due 03/25/2035 ~	1,131	840
2.224% (US0001M + 0.600%) due 05/25/2035 ~	6,979	5,609
2.252% due 10/25/2033 ~	37	35
2.264% due 03/25/2035 •	12,505	10,874
2.284% due 02/25/2035 •	332	284
2.304% due 02/25/2035 •	703	617
2.304% due 03/25/2036 •	7	4
2.324% due 02/25/2036 ^•	2	1
2.350% due 09/25/2034 ^~	18	15
2.364% due 02/25/2035 •	6,084	5,323
2.369% due 12/25/2033 ~	43	41
2.384% due 09/25/2034 •	79	76
2.520% due 02/20/2035 ~	193	193
2.572% due 11/20/2034 ~	143	139
2.579% due 12/19/2033 ~	7	6
2.592% due 04/25/2035 ~	478	390
2.655% due 03/25/2035 ~	396	380
2.680% due 03/25/2035 ^~	197	165
2.680% due 10/20/2035 ~	1,441	1,414
2.680% due 10/20/2035 ^~	344	337
2.730% due 02/25/2047 ^~	8,899	8,053
2.733% due 09/25/2037 ^~	1,006	934
2.749% due 09/25/2034 ~	172	169
2.757% due 10/20/2034 ~	2,837	2,767
2.761% due 03/20/2036 ~	4,345	4,147
2.763% due 11/20/2035 ~	18,465	15,471
2.772% due 05/20/2036 ~	6,303	5,729
2.773% due 04/25/2037 ^~	1,861	1,721
2.776% due 09/20/2035 ~	7,977	7,384
2.784% due 11/20/2035 ~	571	518
2.809% due 05/20/2034 ~	39	38
2.818% due 01/25/2036 ~	2,141	1,988
2.818% due 01/25/2036 ^~	670	623

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.874% due 11/25/2037 ~	18,733	17,832
2.879% due 02/20/2036 ~	3,015	2,873
2.920% due 09/25/2047 ^~	907	828
2.939% due 09/20/2036 ^~	793	717
2.950% due 09/20/2035 ~	5,040	4,698
2.953% due 09/20/2034 ~	97	90
2.973% due 08/20/2035 ^~	5,489	5,166
2.996% due 05/19/2033 ~	104	95
3.032% due 05/20/2036 ^~	2,452	2,036
3.036% due 07/19/2033 ~	352	343
3.042% due 05/20/2036 ^~	15,531	14,725
3.044% due 03/25/2037 ^~	144	127
3.059% due 11/20/2035 ^~	1,231	1,025
3.065% due 05/25/2034 ~	55	54
3.087% due 04/25/2047 ~	5,061	4,522
3.093% due 11/25/2037 ~	16,278	15,312
3.103% due 11/25/2037 ~	13,285	11,973
3.122% due 05/20/2035 ~	655	621
3.128% due 04/25/2035 ^~	21	18
3.153% due 07/25/2034 ~	75	72
3.179% due 05/20/2036 ^~	1,560	1,445
3.198% due 04/20/2036 ^~	230	203
3.279% due 06/20/2036 ~	5,320	4,795
3.571% due 08/25/2034 ^~	1	1
3.571% due 08/25/2034 ~	4	4
3.642% due 06/25/2047 ^~	3,153	3,181
5.250% due 12/25/2027 ^	439	310
5.250% due 07/25/2034	159	153
5.500% due 04/25/2035	22	19
5.500% due 08/25/2035	218	134
5.500% due 08/25/2035 ^	1,757	1,142
5.500% due 09/25/2035 ^	1,332	1,009
5.500% due 10/25/2035 ^	189	136
5.500% due 10/25/2035	81	57
5.500% due 11/25/2035 ^	238	151
5.500% due 01/25/2036	775	558
5.750% due 08/25/2034	171	159
5.750% due 02/25/2036 ^	482	277
5.750% due 02/25/2037 ^	208	118
5.750% due 03/25/2037 ^	2,118	1,190
5.750% due 05/25/2037 ^	332	195
5.750% due 07/25/2037 ^	1,900	1,124
5.850% due 05/25/2036 ^	2,303	1,242
6.000% due 12/25/2035 ^	15	10
6.000% due 02/25/2037 ^	6,179	3,313
6.000% due 03/25/2037 ^	3,744	2,140
6.000% due 04/25/2037 ^	276	164
6.000% due 05/25/2037 ^	3,011	1,597
6.000% due 07/25/2037	4,491	2,335
6.000% due 07/25/2037 ^	2,040	1,173
6.000% due 08/25/2037 ^	752	449
6.000% due 09/25/2037	2,140	1,322
6.000% due 10/25/2037 ^	84	67
6.000% due 01/25/2038 ^	8,513	4,723
6.250% due 09/25/2036 ^	2,079	1,041
6.250% due 10/25/2036 ^	105	62
6.500% due 11/25/2036 ^	8,402	3,881
6.500% due 05/25/2037 ^	207	116
6.500% due 10/25/2037 ^	15,688	8,090
6.500% due 11/25/2037 ^	3,435	1,575
6.500% due 12/25/2037	21,402	11,036
6.500% due 11/25/2047	12,625	7,723
Countrywide Home Loan Reperforming REMIC Trust
2.024% due 11/25/2034 •	5,862	5,546
2.024% due 09/25/2035 •	814	727
5.709% due 01/25/2034	17,487	15,955
Credit Suisse First Boston Mortgage Securities Corp.
2.274% due 11/25/2031 •	475	331
2.274% due 09/25/2035 ^•	2,687	1,895
2.773% due 04/25/2034 ~	2	2
2.774% (US0001M + 1.150%) due 11/25/2034 ~	5,079	4,517
3.193% due 11/25/2031 •	200	123
3.209% due 06/25/2046 ~	294,589	275,957
5.250% due 09/25/2035 ^	573	505
5.750% due 04/22/2033	10	10
6.000% due 01/25/2036 ^	2,663	1,888
6.500% due 01/25/2036	354	105
7.000% due 01/25/2036 ^	4,818	886
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.053% due 10/25/2033 ~	13	13
2.593% due 07/25/2033 ~	17	17
5.500% due 10/25/2035	2,984	1,798
5.500% due 10/25/2035 ^	155	102
6.000% due 11/25/2035 ^	230	83
Credit Suisse Mortgage Capital Certificates
1.296% (US0001M + 0.290%) due 07/27/2037 ~	877	776

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

1.446% due 05/27/2037 •	9,363	8,254
1.450% due 04/27/2037 ~	9,901	5,281
2.502% due 04/26/2038 ~	1,916	1,910
2.820% due 11/26/2036 ~	3,522	2,663
2.866% due 09/26/2036 ~	620	571
2.942% due 04/26/2047 ~	10,528	6,790
3.463% due 08/27/2037 ~	11,403	10,081
4.000% due 08/27/2037 ~	10,049	9,378
5.561% due 04/25/2036 ~	5,889	4,875
6.000% due 04/26/2037 ~	2,970	2,906
6.305% due 02/27/2047 ~	94,084	44,799
7.000% due 08/26/2036	1,875	865
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.124% (US0001M + 0.500%) due 07/25/2036 ~	14,593	6,433
5.000% due 04/25/2037	448	399
5.500% due 03/25/2037 ^	343	213
6.000% due 08/25/2036 ^	3,748	2,239
6.000% due 02/25/2037 ^	1,632	1,095
6.000% due 06/25/2037	2,109	355
6.250% due 08/25/2036 ^	669	327
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2049 ~	40,689	36,259
0.000% due 12/25/2054 (h)	27	27
0.000% due 07/25/2057 (h)	256	255
0.000% due 01/25/2058 (h)	210	209
0.000% due 07/25/2058 (h)	670	666
0.000% due 01/27/2059 (a)	817,476	0
0.000% due 01/27/2059 (h)	445	442
0.000% due 04/25/2059 ~(a)	402,554	24
0.000% due 09/25/2059 ~	32,893	30,567
0.000% due 10/25/2060 (h)	653	651
0.000% due 02/25/2061 ~(a)	335,184	1,787
0.000% due 11/25/2076 (a)	948,122	0
0.000% due 11/25/2076 (h)	1,480	1,448
0.010% due 04/25/2058 (a)	10	10
0.010% due 05/25/2061 (a)	318	314
0.388% due 02/25/2061 ~(a)	280,510	4,720
0.393% due 05/25/2061 ~(a)	515,950	6,446
1.000% due 02/25/2061 ~(a)	178,825	3,796
1.250% due 02/25/2061 ~	178,825	163,173
1.381% due 08/15/2037 ~(a)	142,496	4,830
1.463% due 05/25/2061 ~(a)	573,362	17,049
1.650% due 05/25/2061 ~	394,441	369,447
2.100% due 05/25/2061 ~	40,232	34,440
2.450% due 05/25/2061 ~	33,691	26,673
2.500% due 07/25/2057 ~	420,087	384,203
2.500% due 02/25/2061 ~	27,143	23,607
2.798% due 07/25/2057 ~	22,030	18,011
2.800% due 05/25/2061 ~	28,457	21,780
2.801% due 07/25/2049 ~	855,178	865,200
3.000% due 02/25/2061 ~	20,262	17,531
3.014% due 07/25/2050 ~	34,118	34,324
3.046% due 07/25/2057 ~	333,914	223,739
3.047% due 06/25/2048 ~	756,700	695,488
3.054% due 06/01/2050 ~	914,142	919,394
3.139% due 02/25/2061	14,205	13,137
3.166% due 02/25/2061 ~	108,000	75,663
3.250% due 01/27/2059 ~	457,033	442,162
3.250% due 04/25/2059 ~	217,141	211,318
3.253% due 07/25/2058 ~	2,788,350	2,335,436
3.295% due 10/25/2060 ~	1,527,405	1,339,490
3.341% due 09/25/2048 ~	118,488	105,747
3.431% due 10/27/2060 ~(a)	64,860	57,517
3.489% due 05/25/2061 ~	76,541	49,968
3.500% due 05/25/2061	25,200	22,534
3.500% due 11/25/2076 ~	512,483	500,206
3.598% due 01/25/2058 ~	182,136	156,223
3.636% due 04/25/2059 ~	182,996	148,154
3.657% due 07/25/2049	36,623	37,085
3.726% due 10/25/2058 ~	11,187	10,020
3.824% due 04/25/2058 ~	296,330	291,139
3.831% due 11/25/2076 ~	430,959	355,148
3.837% due 10/27/2060 ~	9,799	8,460
3.857% due 12/25/2054 ~	141,656	118,324
3.861% due 01/27/2059 ~	356,200	291,471
4.292% due 09/25/2057 ~	624,336	582,942
4.400% due 12/25/2048 ~	260,447	235,962
4.786% due 05/27/2053 ~	88,855	89,546
5.117% due 09/25/2059 ~	357,584	344,567
5.150% due 09/25/2057 ~	26,706	24,461
CRSNT Commercial Mortgage Trust 0.536% due 04/15/2036 ~(a)	175,301	280
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057	502	497
3.617% due 11/15/2048	11,869	11,777

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

DBJPM Mortgage Trust 1.828% due 09/15/2053 ~(a)		63,299	4,973
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.924% due 04/25/2037 •		14,177	9,966
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.246% due 04/25/2047 •		16,017	14,899
1.764% due 07/25/2047 •		7,882	7,099
1.774% due 12/25/2036 •		3,489	3,246
1.774% (US0001M + 0.150%) due 02/25/2047 ~		1,361	874
1.884% due 08/25/2047 •		35,162	31,391
1.924% due 03/25/2037 ^•		14,273	14,032
1.944% due 01/25/2047 •		15	214
1.954% due 08/25/2037 ^•		7,487	6,559
2.004% due 08/25/2036 •		2,782	2,666
2.004% (US0001M + 0.380%) due 10/25/2036 ^~		14,753	5,435
2.004% (US0001M + 0.190%) due 08/25/2047 ~		457	387
2.004% due 08/25/2047 •		10,644	9,583
2.024% due 02/25/2047 •		3,851	3,443
2.184% (US0001M + 0.560%) due 08/25/2036 ~		8,420	8,041
2.324% (US0001M + 0.700%) due 06/25/2037 ^~		48,094	43,567
2.374% due 10/25/2047 •		29,154	24,675
2.844% due 10/25/2035 ~		224	206
2.974% (US0001M + 1.350%) due 11/25/2035 ~		2,333	3,092
5.250% due 09/25/2035 ~		3,229	2,921
5.500% due 11/25/2035 ^~		39	55
5.500% due 12/25/2035 ^		1,576	1,403
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.914% due 06/25/2036 ~		7,927	7,186
5.431% due 02/25/2036 ~		2,190	2,052
5.530% due 02/25/2036 ~		3,764	3,527
5.650% due 10/25/2036 ~		10,792	9,719
5.900% due 10/25/2036 ~		4,647	4,175
6.369% due 10/25/2036 ^þ		747	669
6.386% due 10/25/2036 ^þ		118	106
6.420% due 07/25/2036 ^~		3,642	3,199
6.600% due 10/25/2036 þ		3,216	2,895
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2.721% due 06/25/2034 ~		5	5
Downey Savings & Loan Association Mortgage Loan Trust
1.416% due 04/19/2046 •		4,104	3,720
1.792% due 04/19/2047 ^•		74	83
2.032% due 03/19/2045 •		311	301
2.112% due 02/19/2045 •		939	925
2.272% due 09/19/2045 •		1,384	943
2.392% due 11/19/2044 •		1,437	1,391
2.412% due 11/19/2044 •		44	41
2.432% due 09/19/2044 •		2,610	2,425
2.699% due 07/19/2044 ~		299	279
2.806% due 07/19/2044 ~		9	8
Durham Mortgages
0.000% due 03/31/2054 «~	GBP	10	15,336
0.000% due 11/28/2054 «~		27,883	27,006
0.000% due 11/28/2054 «(h)		9,973	9,659
1.326% due 11/28/2054 •		1,269,418	1,529,038
1.676% due 11/28/2054 •		66,488	79,196
2.026% due 11/28/2054 •		55,683	65,919
2.376% due 11/28/2054 •		49,866	58,577
3.076% due 11/28/2054 •		36,568	42,956
3.176% due 11/28/2054 •		15,967	19,253
3.326% (SONIO/N + 2.650%) due 11/28/2054 ~		22,439	25,963
Durham Mortgages PLC
0.000% due 03/31/2053 ~		10	0
0.000% due 05/28/2054 (h)		17,086	16,995
0.000% due 05/28/2054 ~		31,919	30,709
1.476% due 05/28/2054 •		68,293	82,559
1.776% (SONIO/N + 1.100%) due 05/28/2054 ~		75,940	91,101
2.176% (SONIO/N + 1.500%) due 05/28/2054 ~		63,600	75,872
2.676% (SONIO/N + 2.000%) due 05/28/2054 ~		48,412	57,459
3.176% due 05/28/2054 •		36,071	42,702
3.176% (SONIO/N + 2.500%) due 05/28/2054 ~		990	1,202
3.426% due 05/28/2054 •		19,933	23,294
E-MAC NL BV 1.797% due 07/25/2036 •	EUR	278	286
EMF-UK PLC 2.570% due 03/13/2046 •	GBP	19,798	24,079
Eurohome UK Mortgages PLC 1.739% (BP0003M + 0.150%) due 06/15/2044 ~		1,353	1,606
Eurosail PLC
0.000% due 03/13/2045 •	EUR	262	273
1.698% due 12/10/2044 •	GBP	329	399
1.749% (BP0003M + 0.160%) due 12/15/2044 ~		64	78
1.750% due 03/13/2045 •		769	921
1.990% due 09/13/2045 •		29,809	35,693
2.360% (BP0003M + 0.770%) due 09/13/2045 ~		28,996	33,499
2.540% (BP0003M + 0.950%) due 06/13/2045 ~		2,575	3,109
2.540% due 06/13/2045 •		1,173	1,416

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

First Horizon Alternative Mortgage Securities Trust
1.994% due 02/25/2037 •		$166	54
2.372% due 02/25/2035 ~		497	478
2.374% (US0001M + 0.750%) due 04/25/2036 ^~		1,397	582
2.448% due 09/25/2035 ^~		823	748
2.500% due 09/25/2036 ~		3,503	2,850
2.538% due 04/25/2036 ^~		918	816
2.597% due 08/25/2034 ~		74	75
2.617% due 08/25/2035 ~		5	4
2.638% due 03/25/2035 ~		252	231
2.729% due 04/25/2035 ~		1,542	1,547
2.772% due 12/25/2035 ~		1,571	1,347
2.940% due 02/25/2036 ~		69	55
2.949% due 08/25/2035 ^~		752	678
3.309% due 01/25/2036 ^~		2,762	1,632
3.926% due 04/25/2037 ^•(a)		2,408	376
5.750% due 02/25/2036 ^		2,540	1,433
6.000% due 11/25/2036		977	401
6.250% due 11/25/2036		1,883	792
6.250% due 08/25/2037 ^		88	45
First Horizon Mortgage Pass-Through Trust
2.625% due 10/25/2035 ~		101	56
2.715% due 11/25/2037 ^~		35	21
2.850% due 05/25/2037 ^~		1,420	649
2.894% due 01/25/2037 ^~		428	302
2.959% due 10/25/2035 ^~		591	570
3.213% due 08/25/2035 ~		39	27
5.750% due 05/25/2037 ^		149	75
Fremont Home Loan Trust 2.449% due 01/25/2034 •		1,602	1,527
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		8,168	7,752
GMAC Mortgage Corp. Loan Trust
2.858% due 11/19/2035 ~		110	104
2.918% due 03/18/2035 ~		279	272
2.976% due 11/19/2035 ^~		216	174
3.210% due 03/18/2035 ~		2	2
3.220% due 03/18/2035 ~		283	257
3.589% due 11/19/2035 ~		103	98
Grace Trust 0.390% due 12/10/2040 ~(a)		174,400	3,885
Great Hall Mortgages PLC
0.000% (EUR003M + 0.150%) due 06/18/2038 ~	EUR	116	120
0.000% due 03/18/2039 •		1,807	1,867
1.048% (SONIO/N + 0.269%) due 06/18/2038 ~	GBP	103	123
2.193% (US0003M + 0.130%) due 06/18/2039 ~		$770	756
GreenPoint Mortgage Funding Trust
1.804% (US0001M + 0.180%) due 01/25/2037 ~		6,328	5,595
1.824% due 03/25/2047 •		10,887	9,928
2.044% due 04/25/2036 •		7,677	6,583
2.104% due 08/25/2045 •		154	123
2.144% (US0001M + 0.520%) due 10/25/2045 ~		373	366
2.164% (US0001M + 0.540%) due 11/25/2045 ~		47	41
2.244% (US0001M + 0.620%) due 10/25/2045 ~		3,095	2,802
2.264% due 09/25/2046 ^•		4,467	3,783
Grifonas Finance PLC 0.000% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	20,755	20,594
GS Mortgage Securities Corp. 0.395% due 05/03/2032 ~(a)		$179,000	1,272
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		47,500	47,424
GS Mortgage Securities Trust
0.000% due 03/10/2044 ~(a)		594	0
0.093% due 08/10/2044 ~(a)		1,973	0
0.583% due 08/10/2043 ~(a)		17,314	130
0.674% due 08/10/2046 ~(a)		90,729	412
0.694% due 11/10/2049 ~(a)		118,758	2,420
3.120% due 05/10/2050		1,465	1,453
3.278% due 10/10/2048		4,613	4,559
3.365% due 11/10/2047		3,583	3,548
3.801% due 01/10/2047		6,496	6,450
GS Mortgage-Backed Securities Trust
0.000% due 06/25/2061 ~		473	462
0.000% due 06/25/2061 ~(a)		386,878	13,942
0.148% due 06/25/2061 ~(a)		357,383	2,471
0.657% due 03/25/2052 ~(a)		283,931	9,188
1.625% due 06/25/2061 ~		257,898	239,519
2.250% due 06/25/2061 ~		24,938	21,466
2.500% due 03/25/2052 ~		283,931	241,914
2.500% due 06/25/2061 ~		24,253	20,475
2.750% due 06/25/2061 ~		19,676	15,964
2.862% due 03/25/2052 ~		3,866	1,231
3.157% due 03/25/2052 ~		21,026	16,903
3.807% due 06/25/2061 ~		55,798	46,469
GSC Capital Corp. Mortgage Trust 2.024% due 02/25/2036 ^•		4,986	4,749

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

GSMPS Mortgage Loan Trust
1.974% due 01/25/2035 •	18,057	16,380
1.974% due 03/25/2035 •	2,719	2,632
2.024% (US0001M + 0.400%) due 06/25/2034 ~	29,150	25,137
7.064% due 10/20/2032 ~	10,748	9,749
GSMSC Pass-Through Trust
4.041% due 09/25/2036 ^~	723	295
7.500% due 10/25/2036 ~	1,033	285
GSMSC Resecuritization Trust
1.141% due 02/26/2037 •	27,810	25,099
1.146% due 04/26/2037 •	52,055	25,609
1.764% due 10/26/2036 •	12,819	11,639
GSR Mortgage Loan Trust
2.074% (US0001M + 0.450%) due 07/25/2037 ^~	140	29
2.144% (US0001M + 0.520%) due 08/25/2046 ~	26,048	9,639
2.424% due 11/25/2035 ~	167	104
2.568% due 01/25/2035 ~	241	227
2.571% due 05/25/2035 ~	521	406
2.654% due 04/25/2035 ~	28	26
2.655% due 04/25/2036 ~	878	654
2.668% due 11/25/2035 ~	15	14
2.694% due 05/25/2035 ~	2,975	2,511
2.733% due 01/25/2036 ^~	15	15
2.842% due 12/25/2034 ~	366	110
2.867% due 01/25/2036 ^~	1,999	1,981
2.867% due 03/25/2037 ^~	668	587
2.904% due 01/25/2035 ~	11	10
2.975% due 05/25/2037 ~	986	592
2.994% due 04/25/2035 ~	89	86
3.009% due 10/25/2035 ^~	318	301
3.049% due 11/25/2035 ~	9	9
3.054% due 09/25/2034 ~	6	6
3.055% due 05/25/2035 ~	658	580
3.092% due 09/25/2035 ~	294	286
3.136% due 07/25/2035 ~	1,117	889
3.216% due 07/25/2035 ~	1,199	752
3.259% due 05/25/2037 ~	2,333	2,191
3.285% due 08/25/2034 ~	217	210
3.358% due 08/25/2034 ~	493	478
3.375% due 07/25/2035 ~	177	173
3.760% due 04/25/2032 •	9	8
3.812% due 08/25/2034 ~	22	21
5.000% due 07/25/2036	65	55
5.500% due 03/25/2036	345	366
5.500% due 03/25/2036 ^	719	855
5.500% due 01/25/2037 ^	774	1,361
5.750% due 02/25/2036 ^	334	307
6.000% due 11/25/2035	250	127
6.000% due 02/25/2036 ^	366	202
6.000% due 03/25/2036	11,052	5,276
6.000% due 06/25/2036 ^	543	837
6.000% due 07/25/2036	1,741	1,163
6.000% due 09/25/2036 ^	1,322	683
6.000% due 01/25/2037 ^	42	33
6.250% due 10/25/2036 ^	12,562	11,791
6.500% due 09/25/2036 ^	1,235	674
6.500% due 10/25/2036 ^	600	331
HarborView Mortgage Loan Trust
1.326% due 12/19/2036 ^•	6,161	5,622
1.792% due 11/19/2036 •	4,584	4,218
1.802% (US0001M + 0.190%) due 09/19/2037 ~	8,781	8,062
1.852% (US0001M + 0.240%) due 12/19/2036 ^~	2,507	2,368
1.952% (US0001M + 0.340%) due 12/19/2036 ^~	61	53
1.992% due 02/19/2046 •	1,710	1,466
2.032% due 11/19/2036 •	3,623	3,171
2.073% due 06/19/2045 ^•	3,853	1,994
2.092% due 01/19/2036 ^•	143	134
2.112% (US0001M + 0.500%) due 01/19/2036 ~	390	250
2.152% (US0001M + 0.540%) due 07/19/2045 ~	8,326	7,731
2.172% (US0001M + 0.560%) due 02/19/2036 ~	4,152	2,380
2.172% (US0001M + 0.560%) due 10/20/2045 ~	7,111	4,646
2.187% due 06/19/2034 •	18	17
2.188% due 11/19/2034 ~	18	17
2.192% due 07/19/2045 •	43	37
2.232% (US0001M + 0.620%) due 11/19/2035 ~	888	726
2.232% due 08/19/2045 •	305	286
2.252% due 01/19/2035 •	162	139
2.272% due 09/19/2035 •	1,092	829
2.312% (US0001M + 0.700%) due 01/19/2035 ~	977	872
2.372% due 01/19/2035 ^•	182	164
2.392% (US0001M + 0.780%) due 12/19/2034 ^~	3,404	3,076
2.412% due 11/19/2034 •	86	81
2.412% (US0001M + 0.800%) due 11/19/2034 ~	49	44
2.412% (US0001M + 0.800%) due 12/19/2034 ^~	37	33
2.432% due 12/19/2034 ^•	13,295	11,374
2.472% due 11/19/2034 •	13,959	10,772

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.580% due 12/19/2035 ~		132	121
2.591% due 12/19/2035 ^~		5	5
2.615% due 08/19/2034 ~		621	625
2.624% due 10/25/2037 •		13,321	13,100
2.888% due 12/19/2035 ^~		1,640	1,004
2.899% due 06/19/2036 ^~		106	62
3.217% due 07/19/2035 ^~		1,155	890
3.369% due 08/19/2036 ^~		416	378
3.913% due 06/19/2036 ^~		289	150
Hawksmoor Mortgages 1.703% due 05/25/2053 •	GBP	1,625	1,974
Hilton USA Trust
0.614% due 11/05/2038 ~(a)		$118,960	2,217
2.828% due 11/05/2035		71,800	70,037
Hipocat FTA 0.000% (EUR003M + 0.170%) due 07/15/2036 ~	EUR	79	82
HomeBanc Mortgage Trust 2.599% due 12/25/2034 •		$247	235
HPLY Trust 3.674% (US0001M + 2.350%) due 11/15/2036 ~		4,267	3,981
HSI Asset Loan Obligation Trust
2.421% due 01/25/2037 ^~		34	33
2.815% due 01/25/2037 ^~		896	668
3.215% due 09/25/2037 ^~		9,987	9,069
3.632% due 09/25/2037 ^~		1,896	1,653
3.977% due 01/25/2037 ~		2,666	2,152
HSI Asset Securitization Corp. Trust
2.584% due 07/25/2035 •		900	876
2.614% (US0001M + 0.990%) due 07/25/2035 ~		1,527	1,416
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 •	EUR	15,538	14,626
Impac CMB Trust
1.904% (US0001M + 0.280%) due 10/25/2035 ~		$5,422	5,139
2.144% (US0001M + 0.520%) due 04/25/2035 ~		1,679	1,602
2.264% due 09/25/2034 •		49	48
2.264% due 03/25/2035 •		4,946	4,649
Impac Secured Assets Trust
2.024% due 05/25/2036 •		27	28
2.104% due 03/25/2037 •		37,282	33,499
2.104% due 09/25/2037 ^•		6,989	5,940
2.324% due 05/25/2036 •		348	322
2.344% due 09/25/2037 •		10,313	8,611
3.724% due 05/25/2036 •		534	527
5.450% due 03/25/2033 ~		2,223	2,158
IndyMac Adjustable Rate Mortgage Trust 1.544% due 01/25/2032 ~		5	5
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037 ^		1,836	966
IndyMac IMSC Mortgage Loan Trust
6.000% due 06/25/2037		10,661	7,953
6.500% due 09/25/2037 ^		93	63
IndyMac INDA Mortgage Loan Trust
2.639% due 09/25/2036 ~		3,000	2,278
2.650% due 11/25/2037 ~		8,462	7,214
2.847% due 11/25/2035 ^~		255	204
2.877% due 09/25/2037 ~		10,208	5,441
2.988% due 01/25/2036 ~		78	72
3.007% due 03/25/2037 ^~		868	749
3.052% due 01/25/2036 ~		1,689	1,394
IndyMac INDX Mortgage Loan Trust
1.864% (US0001M + 0.240%) due 07/25/2036 ~		6,215	5,839
1.864% due 06/25/2037 •		14,368	13,084
1.874% due 02/25/2037 •		15,896	11,035
1.884% due 10/25/2036 •		65	59
1.924% (US0001M + 0.300%) due 06/25/2037 ^~		8,711	3,814
2.004% due 09/25/2046 •		1,344	1,208
2.024% due 10/25/2036 •		2,551	2,345
2.024% due 06/25/2046 •		14,026	12,358
2.024% (US0001M + 0.400%) due 11/25/2046 ~		15,246	14,618
2.044% due 04/25/2046 •		4,996	4,435
2.044% due 05/25/2046 •		32,341	29,375
2.064% due 04/25/2046 •		5,467	4,863
2.084% (US0001M + 0.460%) due 04/25/2035 ~		340	309
2.084% (US0001M + 0.460%) due 07/25/2046 ~		1,792	1,849
2.104% due 04/25/2035 •		4,513	3,983
2.144% (US0001M + 0.520%) due 07/25/2035 ~		12,272	8,980
2.184% due 03/25/2035 •		269	262
2.184% due 07/25/2035 •		2,004	1,453
2.264% due 02/25/2035 •		135	123
2.264% (US0001M + 0.640%) due 07/25/2045 ~		164	135
2.304% due 02/25/2035 •		884	783
2.424% due 08/25/2034 •		61	54
2.424% due 11/25/2034 •		5	5
2.432% due 04/25/2035 ~		10	9
2.504% due 09/25/2034 •		67	60
2.640% due 08/25/2035 ~		2,144	1,965

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.726% due 11/25/2035 ^~	7,481	5,697
2.735% due 01/25/2036 ^~	54	51
2.747% due 05/25/2036 ~	14,767	10,161
2.766% due 10/25/2035 ~	169	145
2.787% due 01/25/2035 ~	358	348
2.810% due 06/25/2037 ^~	10,342	8,801
2.824% due 06/25/2035 ^~	55	44
2.899% due 12/25/2035 ~	6,047	5,013
2.916% due 11/25/2035 ^~	2,461	2,251
2.926% due 09/25/2035 ^~	1,610	1,429
2.940% due 03/25/2035 ~	203	195
2.957% due 06/25/2037 ~	4,377	2,664
2.959% due 03/25/2035 ~	19	18
2.984% due 05/25/2037 ^~	3,751	3,219
2.985% due 08/25/2035 ~	3,639	3,011
2.985% due 08/25/2035 ^~	1,763	1,471
3.028% due 12/25/2035 ^~	1,127	779
3.049% due 07/25/2037 ~	18,439	12,703
3.054% due 06/25/2036 ~	209	150
3.080% due 06/25/2036 ~	530	485
3.082% (US0006M + 1.750%) due 05/25/2037 ~	43,878	39,729
3.087% due 08/25/2037 ^~	62	52
3.089% due 05/25/2037 ^~	18,553	13,076
3.104% due 09/25/2036 ~	65	47
3.115% due 06/25/2036 ~	22,170	17,120
3.143% due 05/25/2036 ^~	10,232	9,948
3.184% due 10/25/2036 •	7,330	4,326
3.197% due 07/25/2036 ~	6,665	5,398
3.244% due 02/25/2036 ~	2,767	2,197
3.391% due 01/25/2037 ~	4,413	3,716
3.527% due 07/25/2035 ~	4,625	2,917
InTown Hotel Portfolio Trust 0.000% due 01/15/2033 ~(a)	217,597	2
JP Morgan Alternative Loan Trust
3.048% due 05/25/2036 ^~	673	440
5.843% due 05/26/2037 ~	23,505	2,292
6.500% due 12/25/2036 þ	39,403	33,178
6.810% due 08/25/2036 ^þ	18,239	17,349
JP Morgan Chase Commercial Mortgage Securities Trust
0.322% due 03/05/2042 ~(a)	158,100	2,026
1.360% due 04/15/2046 ~(a)	113,351	697
1.519% due 08/15/2049 ~(a)	149,894	6,527
JP Morgan Mortgage Trust
2.032% due 10/25/2033 ~	30	28
2.103% due 02/25/2034 ~	2	2
2.417% due 07/25/2035 ~	274	260
2.489% due 06/25/2035 ~	50	50
2.496% due 02/25/2035 ~	8	8
2.496% due 08/25/2035 ~	3	3
2.499% due 08/25/2035 ~	605	595
2.614% due 04/25/2036 ^~	770	680
2.680% due 11/25/2035 ~	136	124
2.725% due 09/25/2035 ~	166	151
2.749% due 10/25/2035 ^~	213	184
2.753% due 11/25/2035 ^~	4,011	3,438
2.770% due 05/25/2036 ^~	7	6
2.777% due 12/26/2037 ~	5,458	4,570
2.779% due 10/25/2035 ~	234	232
2.794% due 06/25/2035 ~	45	38
2.808% due 07/25/2035 ~	736	708
2.816% due 04/25/2035 ~	114	110
2.835% due 10/25/2036 ^~	810	704
2.843% due 04/25/2036 ~	374	358
2.843% due 04/25/2036 ^~	5,344	5,035
2.852% due 04/25/2035 ~	43	41
2.882% due 10/25/2035 ~	7	5
2.887% due 08/25/2036 ~	6,293	5,452
2.896% due 02/25/2036 ^~	1,827	1,499
2.908% due 10/25/2036 ~	302	236
2.909% due 08/25/2035 ^~	784	693
2.916% due 08/25/2036 ^~	493	430
2.925% due 11/25/2035 ~	13	11
2.947% due 07/25/2035 ~	124	118
2.967% due 05/25/2036 ~	617	543
2.976% due 04/25/2037 ^~	444	390
2.991% due 10/25/2036 ^~	773	623
3.008% due 07/25/2035 ~	59	59
3.011% due 10/25/2037 ~	6,602	5,664
3.084% due 06/25/2037 ^~	2,982	2,342
3.160% due 04/25/2037 ^~	4,079	3,673
3.172% due 01/25/2037 ^~	349	307
3.232% due 05/25/2036 ^~	318	273
3.232% due 05/25/2036 ~	1,971	1,694
3.279% due 06/25/2036 ^~	138	107
3.339% due 07/25/2035 ~	8	7
3.350% due 08/25/2036 ^~	2,331	2,003

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

3.369% due 06/25/2036 ^~		1,051	812
3.397% due 06/25/2037 ^~		264	222
5.500% due 09/25/2035		2,235	1,928
5.500% due 01/25/2036 ^		612	361
5.500% due 08/25/2037 ^		2,135	1,268
5.750% due 03/25/2037 ^		350	173
6.000% due 10/25/2034		2,453	2,141
6.000% due 07/25/2036 ^		2,474	1,580
6.000% due 06/25/2037 ^		11,389	6,617
6.000% due 08/25/2037		1,191	735
6.000% due 08/25/2037 ^		82	50
6.500% due 09/25/2035		193	156
7.000% due 08/25/2037 ^		798	490
JP Morgan Resecuritization Trust 1.346% (US0001M) due 11/26/2036 ~		9,902	9,481
JPMBB Commercial Mortgage Securities Trust 0.523% due 08/15/2046 ~(a)		39,704	116
JPMDB Commercial Mortgage Securities Trust 0.880% due 12/15/2049 ~(a)		182,242	4,935
Kentmere PLC
0.000% due 10/28/2051 ~	GBP	9,500	21,009
0.000% due 10/28/2051 (h)		10,711	12,167
1.305% due 10/28/2051 •		346,890	418,131
1.905% (SONIO/N + 1.400%) due 10/28/2051 ~		21,423	25,588
2.255% (SONIO/N + 1.750%) due 10/28/2051 ~		21,423	25,501
2.705% (SONIO/N + 2.200%) due 10/28/2051 ~		12,854	15,274
3.505% due 10/28/2051 •		7,141	8,419
5.505% due 10/28/2051 •		12,139	13,310
Kirkby RMBS PLC
0.000% due 02/22/2045 ~		6	19,463
1.559% due 02/22/2045 •		221,988	262,443
2.250% due 02/22/2045		26,742	22,462
2.759% due 02/22/2045 •		82,543	93,443
Landmark Mortgage Securities PLC
0.018% (EUR003M + 0.200%) due 06/17/2039 ~	EUR	1,028	1,013
1.439% (BP0003M + 0.280%) due 04/17/2044 ~	GBP	19,421	21,839
1.804% due 06/17/2039 •		5,190	5,946
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		$11,183	11,175
Lehman Mortgage Trust
2.044% due 12/25/2036 •		5,824	1,257
2.224% due 07/25/2036 •		5,169	2,002
2.524% due 12/25/2035 ^•		618	389
4.878% due 12/25/2035 ~		2,925	736
4.965% due 07/25/2037 ~		2,941	1,744
5.076% due 03/25/2037 ^•(a)		12,569	2,335
5.101% due 01/25/2036 ^~		1,016	1,010
5.500% due 12/25/2035 ^		31	20
5.919% due 04/25/2036 ^~		3,356	2,442
6.000% due 08/25/2037		1,729	1,646
6.500% due 09/25/2037 ^		4,650	1,947
Lehman XS Trust
2.004% (US0001M + 0.380%) due 11/25/2046 ~		163	145
2.024% (US0001M + 0.400%) due 08/25/2046 ^~		9,036	8,886
2.024% due 11/25/2046 ^•		11,666	11,221
2.024% due 07/25/2047 ^•		9,139	8,892
2.044% due 09/25/2046 •		92	90
2.224% due 12/25/2035 ^•		7	5
5.610% due 07/25/2035 ^þ		689	633
Ludgate Funding PLC
1.198% due 01/01/2061 •	GBP	4,652	5,320
1.608% due 12/01/2060 •		3,842	4,426
1.638% due 01/01/2061 •		6,023	7,084
Luminent Mortgage Trust 2.024% due 02/25/2046 •		$84	66
LUXE Commercial Mortgage Trust
3.574% due 10/15/2038 •		28,799	26,972
3.675% due 11/15/2038 •		15,200	14,304
4.074% (US0001M + 2.750%) due 10/15/2038 ~		38,383	35,855
Manhattan West Mortgage Trust 0.283% due 09/10/2039 ~(a)		807,900	8,094
Mansard Mortgages PLC 1.529% due 12/15/2049 •	GBP	9,058	10,796
MASTR Adjustable Rate Mortgages Trust
1.430% due 09/25/2034 ~		$70	66
2.104% (US0001M + 0.480%) due 05/25/2037 ~		828	393
2.190% due 12/25/2033 ~		35	35
2.304% (US0001M + 0.680%) due 05/25/2047 ^~		5,903	5,023
2.310% due 05/25/2034 ~		112	107
2.375% due 07/25/2034 ~		349	334
2.398% due 01/25/2036 ~		3,596	3,423
2.500% due 01/25/2034 ~		123	111
2.603% due 09/25/2035 ^~		732	487
2.639% due 07/25/2035 ^~		692	633
2.665% due 11/25/2036 ~		43	27
2.678% due 04/21/2034 ~		16	15

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.724% (US0001M + 1.100%) due 09/25/2037 ~	14,481	6,916
2.727% due 10/25/2032 ~	40	38
2.733% due 12/21/2034 ~	56	53
2.762% due 09/25/2033 ~	377	357
2.868% due 07/25/2035 ^~	155	143
2.982% due 10/25/2034 ~	155	145
3.052% due 11/21/2034 ~	184	179
3.125% due 12/25/2033 ~	19	18
3.294% due 06/25/2035 ~	49	45
MASTR Alternative Loan Trust
5.500% due 07/25/2034	1,098	1,078
5.500% due 08/25/2034	2,012	1,930
7.000% due 06/25/2034	14	14
MASTR Asset Securitization Trust
5.500% due 06/26/2034	8	8
6.000% due 06/25/2036 ^	144	105
6.000% (US0001M + 6.000%) due 06/25/2036 ^~	1,141	854
MASTR Reperforming Loan Trust
1.974% due 05/25/2035 •	1,703	944
1.984% due 07/25/2035 ^•	18,381	9,595
4.035% due 05/25/2036 ~	161	139
MASTR Seasoned Securitization Trust
2.280% due 05/25/2032 ~	178	173
2.375% due 10/25/2032 ~	80	77
2.410% due 10/25/2032 ~	11	11
3.410% due 10/25/2032 ~	157	157
6.500% due 08/25/2032 ~	26	26
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.024% due 11/15/2031 •	109	107
2.064% (US0001M + 0.740%) due 09/15/2030 ~	233	231
Merrill Lynch Alternative Note Asset Trust
2.024% due 03/25/2037 •	8,159	2,694
2.224% (US0001M + 0.600%) due 03/25/2037 ~	229	72
2.950% due 06/25/2037 ^~	26,516	16,783
Merrill Lynch Mortgage Investors Trust
1.890% due 03/25/2030 •	149	134
1.939% due 05/25/2036 ^~	171	143
2.070% due 10/25/2028 •	23	22
2.079% due 02/25/2036 ~	1	1
2.084% (US0001M + 0.460%) due 04/25/2029 ~	411	386
2.084% due 03/25/2030 •	60	56
2.090% (US0006M + 0.700%) due 11/25/2029 ~	30	28
2.113% due 04/25/2035 ~	38	34
2.148% due 05/25/2036 ~	6	5
2.159% (US0001M + 0.535%) due 08/25/2036 ~	2,008	1,999
2.238% due 09/25/2029 ~	106	103
2.277% due 02/25/2033 ~	18	16
2.284% (US0001M + 0.660%) due 06/25/2028 ~	915	855
2.284% due 11/25/2029 •	875	797
2.287% due 02/25/2034 ~	48	46
2.304% due 04/25/2028 •	6	6
2.408% due 05/25/2036 ~	136	133
2.463% due 12/25/2034 ~	9	9
2.464% due 09/25/2033 ~	6	5
2.522% (US0006M + 0.460%) due 07/25/2030 ~	402	395
2.603% due 05/25/2029 ~	53	51
2.606% due 03/25/2036 ^~	2,024	1,179
2.610% due 12/25/2034 ~	169	163
2.626% due 01/25/2029 ~	2,717	2,641
2.692% due 12/25/2035 ^~	43	30
2.713% due 06/25/2037 ~	122	116
2.808% due 07/25/2035 ^~	315	180
2.820% due 02/25/2035 ~	897	862
2.867% due 07/25/2035 ^~	465	417
2.996% due 09/25/2035 ^~	33	28
3.145% due 01/25/2029 ~	2	2
3.189% due 05/25/2034 ~	63	57
3.435% due 01/25/2030 •	6	6
3.515% (US0006M + 0.680%) due 01/25/2029 ~	223	209
6.250% due 10/25/2036	1,881	1,006
Merrill Lynch Mortgage Trust 0.000% due 02/12/2051 ~(a)	4,187	0
Merrill Lynch Mortgage-Backed Securities Trust
3.527% due 06/25/2037 ^~	6	4
4.410% due 08/25/2036 ^•	4,207	3,844
Morgan Stanley Bank of America Merrill Lynch Trust
1.092% due 02/15/2047 ~(a)	34,466	355
1.695% due 11/15/2045 ~(a)	36,235	1
3.040% due 04/15/2048	3,552	3,497
Morgan Stanley Capital Trust
0.415% due 11/12/2049 ~(a)	2,783	0
1.004% due 07/15/2053 ~(a)	54,413	3,244
1.968% due 07/15/2053 ~(a)	108,964	12,113
2.509% due 04/05/2042 ~	2,000	1,680
3.340% due 03/15/2049	8,235	8,130

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Morgan Stanley Mortgage Loan Trust
1.904% due 01/25/2036 •		1,192	699
1.988% due 06/25/2037 ~		12,121	7,304
2.112% due 08/25/2034 ~		627	597
2.221% due 06/25/2036 ~		318	319
2.281% due 07/25/2034 ~		128	129
2.550% due 10/25/2034 ~		34	33
2.563% due 07/25/2035 ~		164	149
2.579% due 01/25/2035 ~		313	295
2.669% due 09/25/2034 ~		623	596
2.694% due 11/25/2035 ~		74	43
2.784% due 08/25/2034 ~		3	3
2.898% due 11/25/2037 ^~		2,078	1,893
2.964% due 07/25/2034 ~		79	76
2.993% due 09/25/2035 ^~		42	31
3.052% due 05/25/2036 ^~		8,936	6,151
3.158% due 07/25/2035 ^~		108	97
5.500% due 11/25/2035 ^		47	42
6.000% due 08/25/2037 ^		285	139
6.353% due 09/25/2034 ~		445	454
7.013% due 08/25/2036 ^þ		6,147	1,676
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		7,505	4,714
6.250% due 08/26/2047 ~		11,234	7,454
Morgan Stanley Resecuritization Trust
1.074% (12MTA + 0.750%) due 06/26/2047 ~		41,194	35,560
1.094% due 04/26/2047 •		34,306	23,744
1.284% due 06/26/2047 •		530	436
2.429% due 04/26/2047 ~		3,800	2,358
Mortgage Equity Conversion Asset Trust 3.280% (H15T1Y + 0.500%) due 05/25/2042 ~		69,447	67,918
MortgageIT Securities Corp. Mortgage Loan Trust 2.084% due 06/25/2047 •		12,961	12,445
MortgageIT Trust 2.124% due 11/25/2035 •		4,505	3,844
MSJP HAUL
0.562% due 09/05/2047 ~(a)		31,700	1,003
1.049% due 09/05/2047 ~(a)		53,100	2,355
NAAC Reperforming Loan REMIC Trust 6.500% due 03/25/2034 ^		498	445
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/2035 ^		1,554	1,438
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039		29,500	27,679
New Rochelle Public Library Trust
0.000% due 05/01/2058 (h)		632	626
3.449% due 05/01/2058 ~		292,721	265,817
Newgate Funding PLC
0.319% due 12/15/2050 •	EUR	429	441
0.969% due 12/15/2050 •		2,329	2,230
1.219% due 12/15/2050 •		3,896	3,618
1.452% (BP0003M + 0.170%) due 12/01/2050 ~	GBP	1,684	1,945
2.589% due 12/15/2050 •		12,359	14,419
2.839% (BP0003M + 1.250%) due 12/15/2050 ~		3,493	3,902
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.184% due 04/25/2037 •		$105	77
2.549% due 10/25/2035 ~		359	237
3.215% due 02/25/2036 ~		659	515
3.258% due 08/25/2034 ~		1,607	1,601
3.452% due 02/25/2036 ^~		384	303
5.500% due 05/25/2033		1	1
5.659% due 03/25/2035 þ		1	1
6.000% due 05/25/2033		3	3
6.215% due 08/25/2036 ^~		6,595	1,524
6.431% due 08/25/2036 ^~		2,813	650
7.000% due 04/25/2033		6	6
Nomura Resecuritization Trust
0.010% due 08/27/2047 ~		124,884	101,118
2.524% due 07/25/2036 •		3,251	3,105
2.565% (US0001M + 0.190%) due 10/26/2036 ~		4,405	3,927
4.303% due 10/25/2036 ~		7,200	5,499
6.000% due 07/26/2037		14,300	5,837
NovaStar Mortgage Funding Trust 0.371% due 09/25/2046 •		68,976	28,206
PHH Alternative Mortgage Trust 6.000% due 02/25/2037		3,171	2,712
Prime Mortgage Trust 7.000% due 07/25/2034		130	116
Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	1,219	4,571
0.000% due 10/29/2054 (b)(h)		85,302	79,271
0.005% due 10/29/2054 •		406,870	424,467
0.455% due 10/29/2054 •		52,929	55,207
0.655% (EUR003M + 1.100%) due 10/29/2054 ~		38,495	40,127
1.305% due 10/29/2054 •		28,871	30,050
2.555% due 10/29/2054 •		24,059	24,982

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

RBSSP Resecuritization Trust
1.256% due 03/26/2037 •		$33,480	28,186
1.546% due 08/26/2045 •		114	110
2.016% due 02/28/2047 ~		13,971	10,395
2.756% due 12/26/2037 •		21,647	19,475
2.878% due 12/26/2036 ^~		2,469	2,014
3.011% due 10/26/2036 ~		7,971	7,694
3.062% due 03/26/2036 ~		6,539	4,458
3.133% due 09/28/2047 ~		101,210	73,527
3.196% due 12/26/2036 ~		12,203	11,857
Real Estate Asset Liquidity Trust 3.641% due 06/14/2061	CAD	59,157	45,868
Regal Trust 1.742% (COF 11 + 1.500%) due 09/29/2031 ~		$30	28
Residential Accredit Loans, Inc. Trust
1.476% due 01/25/2046 ^•		11,007	9,735
1.572% due 11/25/2037 ~		7,682	6,963
1.774% due 02/25/2047 •		11,454	4,804
1.836% (12MTA + 1.360%) due 09/25/2045 ~		384	349
1.874% (US0001M + 0.250%) due 02/25/2036 ^~		7,270	4,909
1.924% (US0001M + 0.300%) due 08/25/2035 ~		2,643	2,083
1.924% due 04/25/2037 •		2,908	2,227
1.954% (US0001M + 0.330%) due 03/25/2037 ~		160	31
1.964% due 01/25/2037 •		2,894	2,494
1.976% due 08/25/2035 •		170	146
1.984% due 05/25/2036 •		6,579	6,019
1.984% (US0001M + 0.360%) due 07/25/2036 ~		22,783	10,832
1.984% due 09/25/2036 •		7,983	7,381
1.984% (US0001M + 0.360%) due 11/25/2036 ~		2,162	1,459
1.984% due 01/25/2037 ^•		619	461
1.984% due 06/25/2046 •		27,385	6,945
2.004% (US0001M + 0.380%) due 09/25/2036 ^~		3,673	3,494
2.024% (US0001M + 0.400%) due 06/25/2036 ~		150	110
2.024% (US0001M + 0.400%) due 05/25/2047 ~		2,098	1,932
2.034% due 09/25/2046 •		2,454	2,323
2.054% (US0001M + 0.430%) due 05/25/2046 ~		12,314	10,716
2.144% due 12/25/2045 •		11,655	9,186
2.164% due 05/25/2046 ^•		720	604
2.184% due 12/25/2045 •		298	230
2.224% due 08/25/2036 •		4,379	3,638
2.324% due 11/25/2035 •		2,780	2,337
3.313% due 08/25/2035 ^~		561	240
3.352% due 04/25/2035 ~		8,830	6,755
3.385% due 07/25/2035 ~		5,492	4,026
3.564% due 07/25/2035 ~		1,149	1,087
3.709% due 07/25/2035 ~		2,943	1,792
3.817% due 12/26/2034 ^~		140	74
4.084% due 12/25/2035 ^~		7,952	6,760
5.500% due 08/25/2035 ^		21	18
5.500% due 06/25/2037		3,758	3,179
6.000% due 08/25/2035 ^		420	371
6.000% due 10/25/2035 ^		6,171	2,894
6.000% due 12/25/2035 ^		1,997	1,796
6.000% due 08/25/2036 ^		12,391	10,504
6.000% due 09/25/2036		2,248	1,881
6.000% due 01/25/2037		90	77
6.000% due 02/25/2037 ^		9,210	7,632
6.000% due 03/25/2037 ^		7,662	6,578
6.000% due 05/25/2037 ^		982	867
6.000% due 05/25/2037		6,867	6,064
6.000% due 06/25/2037 ^		14,284	12,406
6.500% due 08/25/2036		17,259	14,880
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		56	52
7.500% due 07/25/2032		372	188
Residential Asset Securitization Trust
1.934% due 04/25/2037 •		9,704	1,786
1.974% due 06/25/2036 •		5,863	1,512
2.324% due 07/25/2036 •		4,854	3,707
5.066% due 04/25/2037 •(a)		9,704	2,286
5.500% due 07/25/2035		999	684
5.500% due 09/25/2035 ^		19,509	11,258
6.000% due 11/25/2036 ^		6,330	2,771
6.000% due 01/25/2037 ^		3,385	1,418
6.000% due 03/25/2037 ^		6,792	2,742
6.000% due 04/25/2037		535	360
6.000% due 08/25/2037		645	434
6.250% due 11/25/2036 ^		11,638	5,301
6.500% due 09/25/2036		3,253	1,423
6.500% due 04/25/2037 ^		19,165	6,466
Residential Funding Mortgage Securities, Inc. Trust
2.964% due 08/25/2035 ^~		1,867	981
3.803% due 04/25/2037 ~		497	434
4.505% due 10/25/2037 ^~		5,312	4,077
4.642% due 10/25/2037 ^~		3,220	2,763
4.771% due 09/25/2036 ^~		38	33

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

4.900% due 07/27/2037 ^~		125	101
5.500% due 03/25/2037 ^		2,255	1,688
6.000% due 04/25/2037 ^		1,339	1,164
6.000% due 04/25/2037 ^•		70	62
6.000% due 10/25/2037 ^		438	288
6.500% due 03/25/2032		26	25
Resloc UK PLC 0.000% due 12/15/2043 •	EUR	4,669	4,572
Ripon Mortgages PLC
0.000% due 08/28/2056 (h)	GBP	94,120	80,663
0.010% due 08/20/2056 «		24,190	27,405
0.070% due 08/28/2056 ~		2,143	5
1.551% due 08/28/2056 •		123,878	146,725
1.801% due 08/28/2056 •		78,831	92,842
2.151% due 08/28/2056 •		45,046	52,970
2.951% due 08/28/2056 •		11,260	13,227
3.651% due 08/28/2056 •		40,479	48,441
3.901% (SONIO/N + 3.250%) due 08/28/2056 ~		15,766	18,568
4.951% due 08/28/2056 •		9,008	10,527
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	1,205	1,200
1.021% due 06/12/2044 •	GBP	3,982	4,631
1.021% (SONIO/N + 0.269%) due 06/12/2044 ~		7,033	8,217
1.041% due 06/12/2044 •		5,793	6,655
1.871% due 06/12/2044 •		$2,026	1,912
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	92,331	65,991
0.382% due 09/28/2055 •		673,385	700,091
0.532% due 09/28/2055 •		72,544	74,848
0.782% due 09/28/2055 •		49,462	50,857
1.000% due 09/28/2055 ~		18,400	15,522
1.282% (EUR003M + 1.500%) due 09/28/2055 ~		29,677	30,385
2.032% (EUR003M + 2.250%) due 09/28/2055 ~		49,461	50,100
Sequoia Mortgage Trust
1.574% due 04/20/2033 •		$266	252
2.215% (US0001M + 0.620%) due 08/20/2034 ~		286	271
2.217% (US0006M + 0.660%) due 11/20/2034 ~		87	79
2.255% due 06/20/2033 •		141	137
2.295% (US0001M + 0.700%) due 07/20/2033 ~		76	72
2.345% (US0001M + 0.750%) due 05/20/2034 ~		127	119
2.355% due 10/20/2027 •		1	1
2.355% due 04/20/2033 •		38	35
2.360% due 10/20/2034 •		235	200
2.395% (US0001M + 0.800%) due 10/20/2027 ~		17	16
2.588% due 02/20/2047 ~		1,643	1,378
2.645% due 09/20/2046 ^~		1,543	950
2.881% due 08/20/2047 ~		3,753	2,832
2.901% due 07/20/2037 ^~		3,547	3,035
3.014% due 09/20/2046 ^~		259	189
3.189% due 07/20/2037 ~		545	424
Stratton Mortgage Funding PLC 1.361% (SONIO/N + 0.900%) due 07/20/2060 ~	GBP	84,419	101,961
Structured Adjustable Rate Mortgage Loan Trust
1.924% (US0001M + 0.300%) due 09/25/2034 ~		$193	174
2.124% (US0001M + 0.500%) due 10/25/2034 ~		330	294
2.269% due 04/25/2035 •		1,362	1,311
2.576% due 03/25/2035 ~		315	293
2.600% due 10/25/2034 ~		48	46
2.663% due 04/25/2034 ~		5	4
2.699% due 02/25/2036 ^~		727	661
2.717% due 03/25/2035 ~		6,838	5,814
2.756% due 09/25/2036 ^~		2,279	1,826
2.851% due 09/25/2034 ~		73	69
2.853% due 09/25/2035 ~		1,077	1,000
2.872% due 10/25/2035 ^~		1,807	1,656
2.899% due 05/25/2035 ~		3,227	2,592
2.911% due 11/25/2035 ^~		44	40
2.914% due 12/25/2034 ~		497	487
2.961% due 08/25/2035 ~		710	657
2.993% due 05/25/2036 ^~		3,559	2,795
3.014% due 03/25/2036 ^~		731	563
3.048% due 05/25/2035 ~		16	13
3.051% due 04/25/2035 ~		41	40
3.074% due 07/25/2035 ^~		1,823	1,611
3.094% due 09/25/2036 ^~		7,208	5,848
3.097% due 02/25/2036 ^~		4,711	3,137
3.102% due 12/25/2034 ~		21	19
3.111% due 12/25/2035 ~		124	105
3.127% due 11/25/2035 ~		236	193
3.167% due 01/25/2036 ^~		2,951	1,963
3.289% due 05/25/2036 ^~		4,313	3,148
3.293% due 09/25/2036 ^~		7,245	7,000
3.326% due 12/25/2035 ~		143	88
3.359% due 08/25/2036 ~		12,797	10,960
3.415% due 07/25/2037 ^~		29	20
3.451% due 11/25/2035 ^~		198	183

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

3.586% due 10/25/2037 ^•		3,660	3,442
3.756% due 01/25/2037 ^~		3,130	2,610
3.924% (US0001M + 2.300%) due 12/25/2037 ^~		4,574	4,138
Structured Asset Mortgage Investments Trust
1.744% due 08/25/2036 •		7,157	6,624
1.804% (US0001M + 0.180%) due 01/25/2037 ~		1,658	1,499
1.844% due 09/25/2047 •		9,708	8,307
1.984% (US0001M + 0.360%) due 07/25/2046 ~		7,664	6,599
1.994% due 02/19/2035 ~		1	1
2.004% due 06/25/2036 •		1,820	1,777
2.004% due 07/25/2046 ^•		5,725	4,447
2.024% due 05/25/2036 •		7,230	6,175
2.024% (US0001M + 0.400%) due 10/25/2036 ~		3,480	3,233
2.044% due 04/25/2036 •		9,877	8,800
2.044% due 05/25/2036 •		122	99
2.044% due 08/25/2036 ^•		8,162	7,746
2.044% due 05/25/2046 •		100	67
2.044% due 09/25/2047 ^•		13,721	15,271
2.084% due 02/25/2036 •		7,167	6,555
2.084% due 02/25/2036 ^•		31,024	26,769
2.084% due 07/25/2036 ^•		12	6
2.084% (US0001M + 0.460%) due 05/25/2045 ~		660	597
2.095% due 07/19/2035 •		982	905
2.174% due 09/25/2047 ^•		16,195	13,561
2.184% (US0001M + 0.560%) due 02/25/2036 ^~		11,993	11,029
2.224% due 08/25/2036 ^•		4,802	4,411
2.275% (US0001M + 0.680%) due 05/19/2035 ~		699	642
2.474% due 05/25/2047 •		2,720	2,280
2.511% due 05/25/2036 ~		171	56
3.079% due 05/25/2047 ^~		25,396	21,126
3.302% due 05/25/2045 ^~		80	64
Structured Asset Securities Corp Mortgage Pass-Through Certificates 2.981% due 12/25/2033 ~		303	295
Structured Asset Securities Corp.
1.974% due 03/25/2035 •		2,602	2,474
1.974% due 04/25/2035 •		258	242
Structured Asset Securities Corp. Mortgage Loan Trust 2.344% (US0001M + 0.720%) due 11/25/2035 ~		1,291	1,136
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.295% due 09/25/2033 ~		82	81
2.340% due 03/25/2033 ~		74	74
2.362% due 07/25/2033 ~		133	130
2.530% due 11/25/2032 ~		81	79
2.604% due 11/25/2033 ~		100	94
2.935% due 01/25/2034 ~		48	46
3.033% due 11/25/2033 ~		21	21
4.624% due 07/25/2032 •		857	759
Structured Asset Securities Corp. Trust 5.500% due 04/25/2035		31	29
SunTrust Adjustable Rate Mortgage Loan Trust
2.307% due 02/25/2037 ^~		2,579	2,290
2.681% due 04/25/2037 ^~		1,184	800
TDA Mixto Fondo de Titulizacion de Activos 3.322% due 03/22/2036 •	EUR	1,200	1,225
Terwin Mortgage Trust 2.184% (US0001M + 0.560%) due 10/25/2037 ~		$33,393	13,610
Thornburg Mortgage Securities Trust
1.488% due 03/25/2044 ~		915	898
1.565% due 03/25/2044 ~		4,196	4,079
2.017% due 10/25/2043 ~		163	154
2.018% due 12/25/2044 ~		22	20
2.164% due 03/25/2044 •		76	71
4.783% (US0012M + 1.250%) due 06/25/2047 ~		904	859
Towd Point Mortgage Funding 1.361% due 07/20/2045 •	GBP	5,431	6,603
UBS-Barclays Commercial Mortgage Trust 1.224% due 04/10/2046 ~(a)		$69,672	213
Uropa Securities PLC
0.000% due 10/10/2040 •	EUR	6,590	6,584
1.287% due 10/10/2040 •	GBP	19,644	22,797
1.337% (BP0003M + 0.250%) due 10/10/2040 ~		2,440	2,803
Wachovia Mortgage Loan Trust LLC
2.184% due 10/20/2035 ~		$17	17
2.317% due 10/20/2035 ~		212	201
2.450% due 03/20/2037 ^~		26	24
2.595% due 10/20/2035 ^~		207	193
2.795% due 08/20/2035 ^~		381	368
3.213% due 05/20/2036 ~		26	25
WaMu Mortgage Pass-Through Certificates Trust
1.144% due 12/25/2046 ^•		7,807	6,828
1.176% (12MTA + 0.700%) due 02/25/2047 ^~		15,359	13,603
1.206% due 01/25/2047 •		802	756
1.216% due 01/25/2047 ^•		3,467	3,137
1.226% due 06/25/2047 •		8,410	7,427
1.236% (12MTA + 0.760%) due 04/25/2047 ~		2,378	2,138
1.264% (12MTA + 0.940%) due 05/25/2046 ~		4,732	4,322

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

1.316% due 11/25/2046 •		7,085	6,303
1.356% due 10/25/2046 ^•		29,033	25,595
1.436% due 09/25/2046 •		4,617	3,988
1.456% due 06/25/2046 •		514	492
1.456% due 07/25/2046 •		7,516	6,302
1.466% due 06/25/2046 •		1,282	1,189
1.676% due 11/25/2042 •		129	121
1.723% due 07/25/2046 •		7,132	6,416
1.876% (12MTA + 1.400%) due 08/25/2042 ~		54	52
2.084% due 04/25/2045 •		3,317	3,190
2.144% (US0001M + 0.520%) due 11/25/2045 ~		172	159
2.164% due 12/25/2045 •		1,612	1,477
2.204% due 07/25/2045 •		1,299	1,220
2.204% due 12/25/2045 •		3,011	2,741
2.284% due 01/25/2045 •		2,429	2,356
2.304% due 01/25/2045 •		2,077	1,985
2.324% (US0001M + 0.700%) due 01/25/2045 ~		41	40
2.364% due 11/25/2034 •		1,273	1,183
2.387% due 12/25/2036 ^~		41	37
2.404% (US0001M + 0.780%) due 10/25/2044 ~		847	767
2.424% due 10/25/2044 •		1,099	993
2.491% due 11/25/2036 ^~		513	472
2.504% due 11/25/2034 •		25	23
2.504% due 07/25/2044 •		3,698	3,433
2.521% due 10/25/2036 ^~		656	617
2.532% due 09/25/2036 ^~		4,623	4,099
2.550% due 01/25/2037 ^~		6,237	5,674
2.577% due 11/25/2036 ^~		1,866	1,743
2.577% due 01/25/2037 ^~		2,248	1,959
2.614% due 02/25/2033 ~		220	219
2.646% due 10/25/2036 ^~		157	147
2.758% due 03/25/2037 ^~		15,610	13,354
2.798% due 03/25/2035 ~		614	609
2.808% due 01/25/2035 ~		1,059	1,011
2.819% due 08/25/2035 ~		7	6
2.833% due 01/25/2036 ~		618	598
2.842% due 12/25/2035 ~		9,731	9,412
2.851% due 10/25/2035 ~		1,668	1,601
2.853% due 08/25/2046 ^~		49	46
2.874% due 08/25/2034 ~		377	371
2.943% due 01/25/2037 ^~		3,221	2,910
2.950% due 09/25/2035 ~		205	193
3.036% due 02/25/2037 ^~		8,099	7,651
3.087% due 03/25/2036 ~		1,416	1,354
3.092% due 01/25/2036 ~		1,046	965
3.098% due 08/25/2036 ^~		10,312	8,981
3.125% due 02/25/2037 ^~		1,906	1,801
3.145% due 02/25/2037 ^~		8,726	8,115
3.150% due 04/25/2037 ^~		9,085	8,550
3.176% due 07/25/2037 ^~		8,626	8,239
3.184% due 10/25/2045 •		794	773
3.188% due 06/25/2037 ^~		1,428	1,296
3.196% due 12/25/2036 ^~		2,801	2,631
3.201% due 05/25/2037 ^~		705	657
3.222% due 06/25/2037 ^~		3,741	3,425
3.287% due 03/25/2037 ^~		7,697	7,321
3.325% due 02/25/2037 ^~		10,045	9,557
3.340% due 05/25/2037 ^~		6,452	5,355
3.368% due 07/25/2037 ^~		1,571	1,504
3.433% due 01/25/2036 ^~		236	232
WaMu Mortgage-Backed Pass-Through Certificates 1.826% due 12/19/2039 ~		43	41
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	7	10,107
1.742% due 12/21/2049 •		273,955	333,226
2.442% due 12/21/2049 •		46,014	55,898
2.942% due 12/21/2049 •		23,010	27,854
3.442% due 12/21/2049 •		13,146	15,906
3.942% due 12/21/2049 •		13,146	15,884
Washington Mutual Mortgage Pass-Through Certificates Trust
1.176% due 01/25/2047 •		$15,961	13,276
1.176% (12MTA + 0.700%) due 04/25/2047 ~		3,936	3,261
1.196% due 12/25/2046 •		5,599	4,674
1.246% (12MTA + 0.770%) due 04/25/2047 ~		5,544	4,611
1.326% due 10/25/2046 ^•		11,573	9,856
1.396% due 09/25/2046 ^•		17,222	14,155
1.416% due 04/25/2046 •		23,591	20,897
1.446% (12MTA + 0.970%) due 05/25/2046 ^~		2,392	1,963
2.004% due 07/25/2046 •		275	215
2.024% (US0001M + 0.400%) due 07/25/2035 ~		804	727
2.074% due 05/25/2035 ^•		135	116
2.084% due 12/25/2036 •		3,305	3,088
2.144% (US0001M + 0.520%) due 12/25/2035 ~		295	268
2.224% (US0001M + 0.600%) due 03/25/2036 ^~		1,100	1,013
3.074% (US0001M + 1.450%) due 09/25/2035 ^~		425	394
3.725% due 06/25/2033 ~		134	129

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

4.057% due 09/25/2036 ^þ	29,272	9,857
4.168% due 10/25/2036 ^þ	59	25
4.305% due 10/25/2036 ^þ	5,856	1,845
5.500% due 06/25/2035	1,339	1,225
5.500% due 08/25/2035	32	29
5.500% due 11/25/2035 ^	379	309
5.750% due 11/25/2035 ^	503	481
5.750% due 01/25/2036 ^	3,191	2,739
6.000% due 11/25/2035 ^	1,486	1,416
6.000% due 04/25/2036 ^	2,261	2,018
6.000% due 04/25/2037	6,238	5,672
6.500% due 11/25/2035 ^	597	350
6.500% due 03/25/2036	11,917	9,316
6.500% due 07/25/2036 þ	1,473	431
6.500% due 08/25/2036 ^	17,410	14,889
6.721% due 07/25/2036 ^þ	22,540	6,595
6.949% due 07/25/2036 ^þ	2,050	599
7.000% due 05/25/2036 ^þ	3,316	3,013
7.500% due 04/25/2033	8	8
Wells Fargo Alternative Loan Trust 6.000% due 07/25/2037	416	383
Wells Fargo Commercial Mortgage Trust
1.120% due 01/15/2052 ~(a)	128,922	6,204
1.761% due 10/15/2049 ~(a)	269,532	14,056
3.324% due 01/15/2059	10,834	10,744
3.487% due 11/15/2048	3,408	3,371
Wells Fargo Mortgage Loan Trust
1.186% due 09/27/2047 •	18,525	16,669
3.114% due 12/27/2046 ~	12,914	7,324
Wells Fargo Mortgage-Backed Securities Trust
2.797% due 04/25/2037 ^~	123	111
2.808% due 08/25/2035 ~	99	96
2.870% due 04/25/2036 ~	2,179	2,081
2.879% due 11/25/2037 ^~	24	23
2.980% due 10/25/2036 ~	1,429	1,346
2.990% due 10/25/2034 ~	21	20
3.260% due 08/25/2036 ^~	302	287
5.500% due 09/26/2022	3	3
6.000% due 06/25/2036 ^	308	273
6.000% due 06/25/2037 ^	505	452
6.000% due 11/25/2037 ^	1,232	1,070
Wells Fargo-RBS Commercial Mortgage Trust
0.583% due 03/15/2047 ~(a)	83,202	618
1.415% due 03/15/2047 ~(a)	66,028	964
2.313% due 12/15/2045 •	834	834

Total Non-Agency Mortgage-Backed Securities (Cost $36,357,172)		33,891,374

ASSET-BACKED SECURITIES 17.6%
Aames Mortgage Investment Trust
2.824% due 06/25/2035 •	2,558	2,535
3.649% (US0001M + 2.025%) due 01/25/2035 ~	4,471	4,359
ABSC Manufactured Housing Contract Resecuritization Trust 8.400% due 12/02/2030 ~	8,431	8,170
Academic Loan Funding Trust 2.424% due 12/26/2044 •	2,229	2,176
Accredited Mortgage Loan Trust
1.844% due 02/25/2037 •	25,211	24,150
1.894% due 09/25/2036 •	1,486	1,386
2.224% (US0001M + 0.300%) due 07/25/2034 ~	2,449	2,356
2.344% due 09/25/2035 •	4,378	4,335
ACE Securities Corp. Home Equity Loan Trust
1.694% due 11/25/2036 •	4,087	1,880
1.744% due 10/25/2036 •	161	69
1.744% (US0001M + 0.120%) due 11/25/2036 ~	7,385	3,418
1.754% due 12/25/2036 •	106,156	61,169
1.764% due 12/25/2036 •	16,599	9,936
1.794% due 11/25/2036 •	6,579	3,063
1.804% due 07/25/2036 ^•	37,483	11,300
1.844% (US0001M + 0.220%) due 11/25/2036 ~	4,418	2,068
1.864% due 12/25/2036 •	8,359	3,248
1.864% due 01/25/2037 •	1,276	837
1.904% (US0001M + 0.280%) due 07/25/2036 ~	12,451	11,911
1.904% due 07/25/2036 •	40,066	31,612
1.924% (US0001M + 0.300%) due 04/25/2036 ~	8,572	8,301
1.924% due 07/25/2036 ^•	9,842	2,969
1.924% due 07/25/2036 •	27,032	9,101
1.964% (US0001M + 0.340%) due 01/25/2037 ~	1,361	893
2.004% due 02/25/2036 •	19,847	19,466
2.104% (US0001M + 0.480%) due 07/25/2036 ~	19,001	6,485
2.124% due 07/25/2036 •	16,636	5,021
2.124% due 01/25/2037 •	1,276	837
2.164% (US0001M + 0.540%) due 08/25/2036 ~	10,251	9,067
2.224% (US0001M + 0.600%) due 02/25/2036 ~	1,819	1,798
2.284% (US0001M + 0.660%) due 11/25/2035 ~	1,106	1,108
2.389% (US0001M + 0.765%) due 08/25/2035 ~	129	129

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.524% due 09/25/2033 •	1,289	1,229
2.554% due 02/25/2036 ^•	1,572	1,507
2.599% (US0001M + 0.975%) due 06/25/2034 ~	7,568	7,192
2.599% (US0001M + 0.975%) due 07/25/2035 ~	4,570	4,546
2.614% due 06/25/2035 •	128	137
2.629% (US0001M + 1.005%) due 07/25/2035 ~	17,500	16,882
2.659% due 06/25/2035 •	2,680	2,608
2.674% due 12/25/2033 •	988	952
2.674% (US0001M + 1.050%) due 08/25/2045 ~	1,226	1,219
2.749% due 04/25/2035 •	3,371	2,935
4.819% due 06/25/2034 •	847	697
Aegis Asset-Backed Securities Trust
1.864% due 01/25/2037 •	6,709	5,407
2.374% due 03/25/2035 •	5,325	4,438
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.329% due 10/25/2035 •	6,564	6,301
2.674% due 01/25/2034 •	588	566
3.454% due 12/25/2034 •	8,425	7,936
3.724% due 12/25/2034 •	103	47
AFC Home Equity Loan Trust
2.224% (US0001M + 0.600%) due 09/27/2027 ~	38	37
2.274% (US0001M + 0.650%) due 09/22/2028 ~	93	88
2.504% due 02/25/2029 •	192	182
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 ~	5,125	4,786
1.364% due 07/15/2037 •	10,208	9,762
1.444% (US0003M + 0.400%) due 07/15/2037 ~	27,000	23,390
1.794% due 05/01/2034 •	2,676	2,623
1.986% (US0003M + 0.700%) due 07/30/2034 ~	7,000	6,379
2.434% due 12/23/2037 •	8,541	7,858
2.474% (US0003M + 0.320%) due 09/23/2037 ~	11,495	10,575
2.484% (US0003M + 0.330%) due 12/23/2036 ~	11,589	10,850
2.494% due 09/23/2036 •	19,041	17,256
2.514% (US0003M + 0.360%) due 06/23/2036 ~	11,907	11,505
2.554% due 09/23/2037 •	2,255	1,900
2.604% (US0003M + 0.450%) due 06/23/2036 ~	27,500	24,786
2.604% due 12/23/2036 •	7,500	6,610
2.624% due 12/23/2035 •	20,821	19,051
2.654% due 09/23/2036 •	12,000	10,696
2.754% (US0003M + 0.600%) due 03/23/2035 ~	5,000	4,756
2.804% due 12/23/2034 •	4,750	4,560
2.904% due 09/23/2038 •	44,346	41,962
3.104% due 09/23/2038 •	10,000	8,813
Ameriquest Mortgage Securities Trust
1.724% (US0001M + 0.100%) due 10/25/2036 ~	7,779	2,832
1.864% (US0001M + 0.240%) due 10/25/2036 ~	19,424	7,087
2.179% (US0001M + 0.555%) due 04/25/2036 ~	13,000	12,348
2.284% due 03/25/2036 •	1,894	1,627
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.269% due 01/25/2036 •	385	385
2.329% due 01/25/2036 •	92	92
2.419% due 03/25/2035 •	1,507	1,504
2.494% due 07/25/2034 •	55	54
2.494% (US0001M + 0.870%) due 01/25/2036 ~	14,093	13,538
2.539% due 01/25/2035 •	928	910
2.584% (US0001M + 0.960%) due 10/25/2035 ~	1,918	1,826
2.599% (US0001M + 0.975%) due 05/25/2035 ~	3,800	3,683
2.599% (US0001M + 0.975%) due 08/25/2035 ~	2,301	2,294
2.614% (US0001M + 0.990%) due 11/25/2034 ~	3,498	3,481
2.644% due 10/25/2034 •	1,970	1,949
2.659% (US0001M + 1.035%) due 12/25/2033 ~	142	140
2.674% due 05/25/2035 •	588	556
2.794% (US0001M + 1.170%) due 03/25/2035 ~	6,952	6,573
2.899% (US0001M + 1.275%) due 08/25/2035 ~	2,782	2,690
3.274% due 11/25/2034 •	1,055	1,012
3.349% due 05/25/2034 •	11,176	10,840
3.349% (US0001M + 1.725%) due 08/25/2035 ~	14,800	13,571
3.379% (US0001M + 1.755%) due 10/25/2034 ~	1,813	1,743
3.724% due 04/25/2034 •	981	968
4.399% (US0001M + 2.775%) due 03/25/2033 ~	56	37
4.999% due 11/25/2032 ^•	1,641	1,623
5.149% (US0001M + 3.525%) due 11/25/2032 ^~	3	0
6.874% due 02/25/2033 •	1,349	1,235
Amortizing Residential Collateral Trust
2.324% (US0001M + 0.700%) due 10/25/2031 ~	12	11
2.449% (US0001M + 0.825%) due 08/25/2031 ~	200	220
2.659% (US0001M + 1.035%) due 07/25/2032 ~	15	15
3.024% (US0001M + 1.400%) due 01/25/2033 ~	53	52
3.424% (US0001M + 1.800%) due 07/25/2032 ~	41	40
Angel Oak Mortgage Trust 2.387% due 07/25/2066 ~	3,345	2,547
Argent Securities Trust
1.734% due 09/25/2036 •	7,147	2,614
1.804% (US0001M + 0.180%) due 07/25/2036 ~	5,239	1,574
1.864% (US0001M + 0.240%) due 09/25/2036 ~	4,465	1,635
1.924% due 06/25/2036 •	33,425	10,548

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

1.924% due 07/25/2036 •	102,623	66,839
1.974% (US0001M + 0.350%) due 04/25/2036 ~	20,948	12,747
1.984% due 04/25/2036 •	7,071	2,551
2.004% due 03/25/2036 •	2,969	2,747
2.104% due 06/25/2036 •	5,720	1,806
2.104% due 07/25/2036 •	5,575	1,680
2.164% due 05/25/2036 •	16,335	4,463
2.184% (US0001M + 0.560%) due 04/25/2036 ~	7,031	2,557
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.314% due 11/25/2035 •	2,774	2,343
2.359% due 10/25/2035 •	4,219	4,150
2.384% due 02/25/2036 •	3,150	2,565
2.524% due 10/25/2034 •	1,756	1,701
3.424% due 11/25/2034 •	3,311	3,125
3.499% due 11/25/2034 •	283	246
3.724% (US0001M + 2.100%) due 11/25/2034 ~	73	87
Asset-Backed Funding Certificates Trust
1.734% due 01/25/2037 •	10,845	6,653
1.754% due 01/25/2037 •	47,506	34,664
1.764% (US0001M + 0.140%) due 10/25/2036 ~	38,465	33,193
1.774% due 10/25/2036 •	4,896	4,781
1.784% due 01/25/2037 •	60,873	37,519
1.844% due 01/25/2037 •	36,370	22,532
1.904% (US0001M + 0.280%) due 11/25/2036 ~	7,123	4,555
1.924% (US0001M + 0.300%) due 09/25/2036 ~	7,198	7,121
1.944% due 11/25/2036 •	13,349	6,399
2.044% due 09/25/2036 ^•	31,253	28,879
2.124% due 11/25/2036 •	2,694	1,292
2.284% (US0001M + 0.660%) due 03/25/2035 ~	4,298	4,157
2.404% due 09/25/2033 •	988	932
2.524% due 02/25/2034 •	3,595	3,476
2.599% (US0001M + 0.975%) due 06/25/2035 ~	15,579	14,358
2.624% (US0001M + 1.000%) due 06/25/2037 ~	2,647	2,244
2.629% due 03/25/2035 •	1,539	1,312
2.749% due 12/25/2032 •	435	457
3.394% due 12/25/2033 •	2,097	1,956
3.799% due 01/25/2034 •	308	196
4.324% due 07/25/2033 •	276	260
Asset-Backed Securities Corp. Home Equity Loan Trust
1.774% (US0001M + 0.150%) due 12/25/2036 ~	3,480	3,237
1.844% due 12/25/2036 •	3,700	3,351
1.904% due 07/25/2036 •	687	680
2.124% due 03/25/2036 •	10,132	8,862
2.254% (US0001M + 0.630%) due 01/25/2036 ~	9,439	8,046
2.524% due 06/25/2035 •	8,150	8,074
2.719% due 02/25/2035 •	99	98
2.734% due 07/25/2035 •	3,794	3,331
2.974% (US0001M + 1.650%) due 03/15/2032 ~	167	164
BankAmerica Manufactured Housing Contract Trust 7.370% due 12/10/2025 ~	5,000	1,490
Basic Asset-Backed Securities Trust 2.194% (US0001M + 0.570%) due 04/25/2036 ~	9,616	9,057
Bayview Financial Acquisition Trust 2.158% (US0001M + 0.525%) due 05/28/2037 ~	4,150	3,676
Bayview Financial Asset Trust
2.074% due 03/25/2037 •	4,573	4,353
2.424% due 03/25/2037 •	2,377	2,265
2.524% (US0001M + 0.900%) due 03/25/2037 ~	2,486	2,406
2.774% due 03/25/2037 •	1,351	1,321
3.124% (US0001M + 1.500%) due 03/25/2037 ~	1,251	1,252
Bayview Financial Mortgage Pass-Through Trust 1.930% due 04/28/2036 •	5,774	5,602
Bayview Financial Revolving Asset Trust 2.563% (US0001M + 0.930%) due 12/28/2040 ~	1,660	1,601
Bear Stearns Asset-Backed Securities Trust
1.011% due 09/25/2034 •	51	49
1.526% (12MTA + 1.050%) due 07/25/2036 ~	811	732
1.764% due 04/25/2037 •	5,551	7,623
1.774% due 11/25/2036 •	1,205	1,155
1.794% due 10/25/2036 •	2,770	2,740
1.794% (US0001M + 0.170%) due 12/25/2036 ^~	5,936	7,148
1.824% due 12/25/2036 •	46	45
1.844% (US0001M + 0.220%) due 06/25/2047 ~	2,081	2,075
1.864% (US0001M + 0.240%) due 06/25/2047 ~	4,351	4,339
1.924% (US0001M + 0.300%) due 02/25/2037 ~	10,917	9,314
1.924% due 06/25/2047 •	750	712
1.944% due 08/25/2036 •	1,608	1,529
1.964% due 05/25/2036 ^•	237	236
1.974% (US0001M + 0.350%) due 05/25/2037 ^~	14,775	12,538
2.074% due 06/25/2036 •	8,700	8,570
2.074% (US0001M + 0.450%) due 01/25/2047 ~	14,920	14,335
2.084% due 04/25/2036 •	6,312	11,342
2.164% (US0001M + 0.540%) due 05/25/2036 ~	26,790	24,738
2.194% due 04/25/2036 •	6,607	8,972
2.254% due 12/25/2035 •	1,690	1,686
2.269% (US0001M + 0.645%) due 12/25/2035 ~	2,715	2,707

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.274% (US0001M + 0.975%) due 02/25/2034 ~	1,013	964
2.284% due 10/25/2032 •	7	7
2.284% due 12/25/2035 ^•	3,400	3,372
2.299% (US0001M + 0.675%) due 12/25/2035 ~	10,821	10,398
2.299% (US0001M + 0.675%) due 08/25/2036 ~	2,321	2,308
2.384% due 01/25/2037 •	3,940	3,826
2.404% (US0001M + 0.780%) due 12/25/2035 ~	13,594	13,011
2.424% due 10/27/2032 •	43	42
2.424% (US0001M + 0.800%) due 09/25/2046 ~	2,868	2,695
2.574% due 10/25/2037 •	8,452	8,096
2.624% due 10/25/2037 •	10,432	10,161
2.624% due 11/25/2042 •	710	688
2.629% (US0001M + 1.005%) due 06/25/2035 ~	10,953	10,826
2.644% (US0001M + 1.020%) due 10/25/2035 ~	7,850	7,596
2.674% due 11/25/2035 ^•	19,167	17,803
2.704% due 06/25/2035 •	7,165	7,105
2.724% due 10/25/2033 •	46	46
2.724% due 10/25/2036 ~	55	43
2.749% (US0001M + 1.125%) due 02/25/2035 ~	968	962
2.804% due 01/25/2034 •	2,688	2,302
2.929% (US0001M + 1.305%) due 02/25/2036 ~	5,785	5,430
2.974% due 01/25/2036 •	1,886	1,865
3.499% due 08/25/2034 •	152	151
3.799% (US0001M + 2.175%) due 01/25/2035 ~	961	913
3.874% due 04/25/2036 •	8,942	8,855
4.249% (US0001M + 2.625%) due 09/25/2035 ~	7,789	7,668
5.125% due 03/25/2034 þ	2,004	2,043
5.500% due 01/25/2034 þ	4,353	3,917
5.500% due 06/25/2034 þ	186	181
5.500% due 08/25/2035 ~	3,707	2,678
5.500% due 08/25/2036	457	457
5.750% due 10/25/2033 þ	102	105
5.750% due 01/25/2034 þ	3,780	3,402
6.000% due 10/25/2035 þ	4,919	3,580
6.000% due 08/25/2036	3,243	2,897
6.500% due 08/25/2036 ^	3,122	1,543
6.750% due 12/25/2036 þ	4,416	4,329
Bear Stearns Second Lien Trust
1.814% due 01/25/2037 •	1,515	1,469
2.064% (US0001M + 0.440%) due 08/25/2037 ~	3,081	2,876
2.064% due 08/25/2037 •	2,893	2,704
Bear Stearns Structured Products Trust 3.624% (US0001M + 2.000%) due 03/25/2037 ~	5,705	5,651
BNC Mortgage Loan Trust
1.834% due 07/25/2037 •	6,633	6,030
1.944% due 11/25/2036 •	356	347
1.984% due 10/25/2036 •	8,468	6,495
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029 ~	187	187
6.530% due 10/15/2028 ~	690	670
6.975% due 12/15/2029 ~	8,918	1,469
7.180% due 12/15/2029 ~	22,628	3,835
7.575% due 06/15/2030 ~	16,139	2,638
7.935% due 12/15/2030 ~	4,862	4,889
BPCRE Holder LLC 3.907% due 01/18/2037 •	51,700	50,978
Buckingham CDO Ltd.
1.082% due 09/05/2051 •	990,065	35,840
1.300% (US0001M + 0.180%) due 04/05/2041 ~	643,519	54,695
Camber PLC 1.571% (US0003M + 0.200%) due 11/09/2053 ~	183,696	2,888
Carrington Mortgage Loan Trust
1.774% due 04/25/2036 ^•	35,417	34,188
1.774% (US0001M + 0.150%) due 08/25/2036 ~	7,852	7,615
1.844% due 01/25/2037 •	17,797	13,477
1.874% due 10/25/2036 •	5,374	4,497
1.884% due 02/25/2037 •	10,703	10,014
2.044% (US0001M + 0.420%) due 12/26/2036 ~	8,317	6,785
2.164% due 02/25/2036 •	10,000	9,253
2.329% due 12/25/2035 •	1,691	1,691
CDC Mortgage Capital Trust
2.539% (US0001M + 0.915%) due 11/25/2034 ~	44	45
3.424% due 06/25/2034 •	543	566
Centex Home Equity Loan Trust
1.924% (US0001M + 0.300%) due 01/25/2032 ~	34	33
2.074% due 06/25/2036 •	419	416
2.084% due 07/25/2032 •	57	51
2.104% (US0001M + 0.480%) due 06/25/2036 ~	31,200	29,956
2.269% due 03/25/2035 •	916	901
2.274% due 09/25/2032 •	495	481
2.314% (US0001M + 0.690%) due 03/25/2035 ~	1,173	1,115
2.344% due 06/25/2034 •	44	41
2.344% (US0001M + 0.720%) due 01/25/2035 ~	421	416
2.419% due 06/25/2034 •	106	100
2.449% (US0001M + 0.825%) due 01/25/2035 ~	475	450
2.539% due 10/25/2035 •	688	687

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.554% due 09/25/2034 •		964	930
2.569% due 03/25/2034 •		101	97
2.584% due 10/25/2035 •		4,093	4,008
2.629% due 06/25/2034 •		131	122
2.824% due 01/25/2035 •		825	776
3.354% due 03/25/2033 •		73	68
3.374% due 01/25/2034 •		25	23
6.260% due 09/25/2034 þ		768	716
Chase Funding Trust
2.124% due 05/25/2032 •		65	63
2.224% due 07/25/2033 •		9	8
4.725% due 05/25/2033		399	375
CHEC Loan Trust 2.584% due 06/25/2034 •		146	142
CIT Group Home Equity Loan Trust 2.599% due 12/25/2031 •		118	116
CIT Mortgage Loan Trust
2.974% due 10/25/2037 •		20,944	20,858
3.124% due 10/25/2037 •		30,000	28,090
Citicorp Residential Mortgage Trust 4.759% due 11/25/2036 þ		1,328	1,202
Citigroup Mortgage Loan Trust
0.000% due 02/01/2062 «~		1,474	1,476
0.000% due 03/01/2062 «~		2,185	2,187
1.684% due 07/25/2045 •		1,434	1,079
1.704% due 01/25/2037 •		12,331	9,476
1.794% (US0001M + 0.170%) due 05/25/2037 ~		38,561	32,104
1.804% due 01/25/2037 •		73,665	56,993
1.814% due 05/25/2037 •		34,536	26,179
1.824% due 12/25/2036 •		3,418	2,553
1.874% (US0001M + 0.250%) due 01/25/2037 ~		23,982	18,608
1.894% (US0001M + 0.270%) due 05/25/2037 ~		25,635	23,443
1.944% due 09/25/2036 •		5,055	4,582
1.944% (US0001M + 0.320%) due 12/25/2036 ~		6,936	5,219
1.999% due 12/25/2036 ^•		14,644	13,469
2.044% (US0001M + 0.420%) due 12/25/2036 ~		8,197	8,058
2.124% (US0001M + 0.500%) due 08/25/2036 ~		5,458	5,286
2.144% due 03/25/2036 •		3,675	3,443
2.224% (US0001M + 0.600%) due 12/25/2035 ^~		17,146	16,315
2.299% (US0001M + 0.675%) due 03/25/2037 ~		34,431	33,742
2.329% (US0001M + 0.705%) due 01/25/2036 ~		6,491	6,380
3.377% due 03/01/2062 «~		962,191	893,933
3.789% due 02/01/2062 «~		896,702	877,380
4.329% due 10/25/2037 þ		16,433	15,707
6.485% due 05/25/2036 þ		12,322	5,097
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 3.199% due 10/25/2034 •		499	430
Citigroup Mortgage Loan Trust, Inc.
1.884% due 03/25/2037 •		21,876	19,897
2.074% (US0001M + 0.450%) due 10/25/2036 ~		6,859	6,812
2.299% (US0001M + 0.675%) due 10/25/2035 ^~		681	672
2.674% due 02/25/2035 •		588	576
5.749% due 08/25/2035 þ		19	18
Cologix Canadian Issuer LP 4.940% due 01/25/2052	CAD	20,400	14,826
Commonbond Student Loan Trust 1.980% due 08/25/2050		$1,124	1,079
Conseco Finance Corp.
6.280% due 09/01/2030		3,594	3,624
6.440% due 12/01/2030		5,169	5,246
7.220% due 03/15/2028 ~		2,060	2,057
7.860% due 03/01/2030 ~		12,279	5,886
Conseco Finance Securitizations Corp.
3.112% (US0001M + 2.050%) due 12/01/2033 ~		2,257	2,258
7.360% due 06/01/2030 ~		55,180	24,903
7.410% due 05/01/2033 þ		11,753	11,873
7.424% due 03/01/2033 ~		3,683	3,684
7.490% due 07/01/2031 þ		17,348	17,040
7.770% due 09/01/2031 þ		7,710	7,853
7.954% due 12/01/2033 ~		1,006	1,020
7.960% due 05/01/2031		21,303	7,652
7.970% due 05/01/2032		7,164	1,692
8.060% due 09/01/2029 ~		7,260	1,884
8.200% due 05/01/2031		29,659	10,965
8.260% due 12/01/2030 ~		74,664	23,571
8.310% due 05/01/2032 ~		40,754	10,026
8.850% due 12/01/2030 ~		1,831	458
Countrywide Alternative Loan Trust 2.104% due 01/25/2037 •		33,116	28,148
Countrywide Asset-Backed Certificates
1.764% due 03/25/2037 •		12,382	12,027
1.784% due 03/25/2037 •		192	192
1.914% (US0001M + 0.290%) due 05/25/2047 ~		1,173	1,122
2.024% due 02/25/2037 •		1,930	1,763
2.059% (US0001M + 0.435%) due 11/25/2036 ~		15,200	13,905
2.104% due 11/25/2036 •		3,898	3,848

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.104% due 03/25/2037 •	22,535	20,362
2.104% due 04/25/2037 •	6,708	5,829
2.124% due 03/25/2036 •	4,498	4,542
2.124% due 01/25/2046 ^•	33,170	31,293
2.224% (US0001M + 0.600%) due 06/25/2033 ~	16	15
2.304% due 12/25/2036 ^•	8,502	6,565
2.324% due 12/25/2033 •	669	649
2.374% due 05/25/2034 •	234	230
2.524% (US0001M + 0.900%) due 03/25/2047 ^~	6,630	5,698
2.674% due 07/25/2033 •	599	587
2.824% (US0001M + 1.200%) due 10/25/2035 ~	5,085	4,967
3.199% due 08/25/2034 •	7,044	6,180
Countrywide Asset-Backed Certificates Trust
1.764% due 05/25/2035 •	21,325	20,709
1.764% due 02/25/2037 •	31,537	29,575
1.764% (US0001M + 0.140%) due 03/25/2037 ~	30,372	29,144
1.764% due 05/25/2037 •	39,831	37,707
1.764% due 06/25/2037 •	18,238	16,793
1.764% due 07/25/2037 •	54,635	50,562
1.764% due 07/25/2037 ^•	11,839	11,604
1.764% due 08/25/2037 •	2,615	2,585
1.764% due 08/25/2037 ^•	66,045	59,493
1.764% due 04/25/2047 •	16,942	16,253
1.764% due 06/25/2047 •	19,542	18,130
1.774% (US0001M + 0.150%) due 04/25/2047 ^~	1,200	1,195
1.774% due 06/25/2047 ^•	1,352	1,349
1.784% (US0001M + 0.160%) due 09/25/2046 ~	1,013	1,008
1.804% due 06/25/2047 •	6,543	6,162
1.804% due 11/25/2047 ^•	24,714	23,801
1.814% due 11/25/2037 •	15,166	14,065
1.824% (US0001M + 0.200%) due 09/25/2037 ~	31,705	27,947
1.824% (US0001M + 0.200%) due 06/25/2047 ^~	20,606	18,533
1.824% due 09/25/2047 ^•	28,433	26,867
1.844% (US0001M + 0.220%) due 05/25/2037 ~	3,702	3,569
1.844% (US0001M + 0.220%) due 06/25/2037 ~	5,595	5,397
1.844% due 09/25/2037 ^•	7,225	7,426
1.844% (US0001M + 0.220%) due 06/25/2047 ~	18,822	18,073
1.844% due 06/25/2047 ^•	40,896	38,234
1.844% (US0001M + 0.220%) due 09/25/2047 ^~	8,646	8,353
1.854% due 05/25/2037 •	14,024	13,223
1.854% due 07/25/2037 ^•	46,686	39,866
1.854% due 10/25/2047 •	5,187	5,121
1.864% due 02/25/2037 •	10,902	10,530
1.874% due 02/25/2036 •	8,284	8,029
1.874% due 01/25/2037 •	18,771	18,326
1.874% due 06/25/2047 •	25,787	24,712
1.874% (US0001M + 0.250%) due 11/25/2047 ^~	18,452	16,288
1.884% due 11/25/2037 •	55,400	51,559
1.884% due 04/25/2046 •	24,163	22,007
1.884% due 09/25/2046 •	10,880	10,440
1.904% due 06/25/2047 •	4,702	4,444
1.914% due 06/25/2037 •	12,337	11,799
1.924% due 03/25/2047 ^•	9,883	9,699
1.944% (US0001M + 0.320%) due 05/25/2047 ^~	8,661	6,451
2.074% due 02/25/2037 •	14,433	14,077
2.104% (US0001M + 0.480%) due 04/25/2036 ^~	8,562	7,449
2.104% due 09/25/2036 •	19,449	18,297
2.104% (US0001M + 0.480%) due 02/25/2037 ^~	6,000	5,117
2.104% (US0001M + 0.480%) due 12/25/2046 ~	17,654	16,932
2.124% due 03/25/2036 ^«•	22	26
2.124% due 04/25/2046 ^•	2,265	2,151
2.179% due 04/25/2036 •	9,606	9,400
2.284% due 08/25/2035 •	10,707	10,516
2.284% due 07/25/2036 •	294	285
2.314% (US0001M + 0.690%) due 05/25/2036 ~	6,188	6,148
2.324% (US0001M + 0.700%) due 03/25/2036 ^~	6,128	5,501
2.329% due 04/25/2036 •	4,674	4,667
2.359% due 04/25/2036 •	43,050	42,248
2.389% due 02/25/2036 •	18,000	17,645
2.464% due 10/25/2047 •	14,425	13,917
2.524% due 05/25/2036 •	983	962
2.629% due 10/25/2035 •	70	69
2.674% (US0001M + 1.050%) due 11/25/2034 ~	2,577	2,560
2.689% due 08/25/2035 •	3,876	3,846
2.704% due 05/25/2036 •	15,750	13,427
2.719% due 07/25/2035 •	104	103
2.764% (US0001M + 1.140%) due 01/25/2036 ~	2,675	2,573
3.349% due 05/25/2035 •	1,225	1,213
3.454% due 12/25/2035 •	8,267	7,112
3.499% due 07/25/2035 •	7,400	7,174
4.384% due 10/25/2046 ^~	291	288
5.050% due 02/25/2036 ~	20	20
5.989% due 10/25/2046 ^~	11	10
Countrywide Asset-Backed Certificates Trust, Inc.
2.404% due 11/25/2034 •	247	233
2.424% due 08/25/2047 •	8,129	8,067

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.479% (US0001M + 0.855%) due 08/25/2034 ~	1,515	1,492
2.524% due 11/25/2034 •	224	213
2.629% due 07/25/2034 •	1,332	1,322
Countrywide Asset-Backed Notes Trust 3.499% due 12/25/2034 •	2,725	2,645
Countrywide Asset-Backed Securities Notes Trust 3.624% due 08/25/2047 •	209	208
Credit Suisse First Boston Mortgage Securities Corp.
2.244% due 01/25/2032 •	6	6
3.974% due 08/25/2032 •	103	96
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (h)	262	261
3.086% due 02/25/2056 ~	1,170,339	1,010,493
Credit-Based Asset Servicing & Securitization LLC
1.744% (US0001M + 0.120%) due 07/25/2037 ~	5,075	3,580
1.844% due 07/25/2037 •	4,691	3,325
1.964% due 07/25/2037 •	4,966	3,528
2.254% due 12/25/2035 •	19,631	18,463
2.269% (US0001M + 0.645%) due 08/25/2035 ~	4,410	4,132
2.269% due 11/25/2035 •	4,302	4,100
2.944% due 12/25/2035 •	1,709	1,642
3.191% due 12/25/2035 þ	10,076	9,336
6.780% due 05/25/2035 þ	2,334	2,155
Credit-Based Asset Servicing & Securitization Trust
1.684% (US0001M + 0.060%) due 11/25/2036 ~	66	33
1.694% due 01/25/2037 ^•	508	185
1.854% due 11/25/2036 •	5,850	2,942
1.904% due 10/25/2036 •	13,449	10,012
2.104% (US0001M + 0.480%) due 10/25/2036 ~	2,251	1,587
2.124% due 07/25/2036 •	21,532	20,442
3.136% due 01/25/2037 ^þ	215	80
CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~	15,157	4,393
6.089% due 12/25/2036 þ	17,010	4,202
DFC HEL Trust 3.499% (US0001M + 1.875%) due 12/25/2031 ~	1,834	1,775
Downey Savings & Loan Association Mortgage Loan Trust 1.752% (US0001M + 0.140%) due 03/19/2037 ~	25,544	21,686
Duke Funding High Grade Ltd.
0.940% (US0001M + 0.140%) due 08/02/2049 ~	776,047	11,475
1.030% due 08/02/2049 •	285,269	4,341
1.736% (US0003M + 0.450%) due 08/02/2049 ~	102,000	10
Education Funding Trust
3.455% due 02/15/2050	17,591	17,594
3.557% due 02/01/2050	46,702	40,346
3.947% due 02/01/2050	33,266	33,292
4.108% due 02/01/2050	33,266	33,149
4.714% due 02/01/2050	33,266	33,133
EFS Volunteer LLC 2.034% due 10/25/2035 •	839	832
Ellington Loan Acquisition Trust
2.674% (US0001M + 1.050%) due 05/25/2037 ~	40,367	39,416
3.124% due 05/25/2037 •	803	792
3.124% (US0001M + 1.500%) due 05/25/2037 ~	1,174	1,148
3.224% due 05/25/2037 •	11,088	10,169
EMC Mortgage Loan Trust
2.364% due 05/25/2040 •	50	46
2.724% due 08/25/2040 •	220	212
2.724% (US0001M + 1.100%) due 11/25/2041 ~	28	25
Encore Credit Receivables Trust 2.314% (US0001M + 0.690%) due 07/25/2035 ~	7,998	7,800
Equifirst Loan Securitization Trust 1.794% (US0001M + 0.170%) due 04/25/2037 ~	34,293	31,752
EquiFirst Mortgage Loan Trust
2.554% (US0001M + 0.930%) due 04/25/2035 ~	355	352
2.599% due 12/25/2034 •	26	26
2.629% due 04/25/2035 •	55	54
2.689% due 04/25/2035 •	659	635
3.124% (US0001M + 1.500%) due 12/25/2034 ~	238	234
3.349% due 12/25/2034 •	756	732
3.424% due 04/25/2035 •	1,990	1,858
4.099% due 12/25/2034 •	501	476
5.524% (US0001M + 3.900%) due 12/25/2034 ~	982	868
Equity One Mortgage Pass-Through Trust 5.495% due 12/25/2033 þ	62	62
Fieldstone Mortgage Investment Trust
1.246% (US0001M + 0.240%) due 11/25/2036 ~	1,774	1,159
2.004% due 05/25/2036 •	27,519	19,920
2.269% due 02/25/2036 •	3,188	2,898
Finance America Mortgage Loan Trust 2.674% due 09/25/2033 •	119	114
First Franklin Mortgage Loan Asset-Backed Certificates
2.449% (US0001M + 0.825%) due 05/25/2034 ~	2,311	2,231
3.334% due 05/25/2034 •	86	82
First Franklin Mortgage Loan Trust
1.729% due 09/25/2036 •	1,850	1,707

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

1.739% due 07/25/2036 •		342	319
1.744% due 11/25/2036 •		3,902	3,568
1.774% (US0001M + 0.150%) due 12/25/2036 ~		9,507	8,979
1.784% due 11/25/2036 •		601	592
1.784% due 12/25/2037 •		16,653	15,233
1.844% due 01/25/2038 •		309	184
1.904% due 12/25/2036 •		5,417	2,643
1.924% due 05/25/2036 •		2,151	2,037
1.934% due 09/25/2036 •		32,292	30,187
1.934% (US0001M + 0.310%) due 11/25/2036 ~		3,900	3,347
2.004% (US0001M + 0.380%) due 02/25/2036 ~		14,107	12,959
2.164% (US0001M + 0.540%) due 03/25/2036 ~		17,497	15,218
2.194% due 02/25/2036 •		22,712	20,752
2.204% due 02/25/2036 •		9,639	9,545
2.299% due 11/25/2036 •		875	875
2.344% due 11/25/2035 •		21,678	20,561
2.404% due 09/25/2035 •		6,247	6,210
2.404% due 06/25/2036 •		14,733	14,439
2.449% (US0001M + 0.825%) due 06/25/2034 ~		3,810	3,764
2.479% (US0001M + 0.855%) due 04/25/2035 ~		4,056	3,913
2.494% (US0001M + 0.870%) due 09/25/2034 ~		774	771
2.524% (US0001M + 0.900%) due 07/25/2035 ~		7,438	7,328
2.574% due 07/25/2033 •		3,859	3,708
2.599% (US0001M + 0.975%) due 05/25/2035 ~		15,649	15,031
2.599% due 05/25/2035 •		14,844	14,490
2.629% due 09/25/2035 •		12,600	11,881
2.749% (US0001M + 1.125%) due 12/25/2034 ~		1,121	1,125
2.809% (US0001M + 1.185%) due 12/25/2034 ~		2,042	1,974
2.899% (US0001M + 1.275%) due 07/25/2034 ~		8,153	8,032
3.049% (US0001M + 1.425%) due 10/25/2034 ~		1,255	1,230
3.124% due 03/25/2034 •		214	200
3.424% due 09/25/2034 •		581	566
3.499% due 07/25/2034 •		241	235
4.099% due 03/25/2034 •		556	529
First Help Financial LLC 4.430% due 01/18/2028		29,485	29,187
Flagship Credit Auto Trust 4.760% due 05/17/2027		19,540	19,428
Fremont Home Loan Trust
1.724% due 08/25/2036 •		5,038	1,871
1.754% due 11/25/2036 •		22,539	9,035
1.759% due 10/25/2036 •		10,831	9,844
1.784% due 08/25/2036 •		33,409	12,407
1.844% due 01/25/2037 •		24,903	11,877
1.864% due 08/25/2036 •		6,127	2,276
1.964% due 02/25/2036 •		11,510	11,113
1.964% due 02/25/2037 •		16,359	6,348
2.124% (US0001M + 0.500%) due 05/25/2036 ~		6,602	4,142
2.164% due 04/25/2036 •		31,781	28,159
2.299% (US0001M + 0.675%) due 01/25/2036 ~		44,985	34,916
2.554% due 06/25/2035 ^•		1,137	1,044
2.674% due 11/25/2034 •		4,587	4,454
2.779% due 06/25/2035 •		17,148	14,853
Galaxy CLO Ltd. 2.014% (US0003M + 0.970%) due 10/15/2030 ~		4,000	3,936
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	82,143	55,164
GE-WMC Mortgage Securities Trust
1.704% due 08/25/2036 •		$3	1
1.884% due 08/25/2036 •		3,315	3,033
Goal Structured Solutions Trust 2.274% (US0001M + 0.650%) due 09/25/2041 ~		10,491	10,350
Greenpoint Manufactured Housing 4.772% due 06/08/2031 •		7,683	7,553
GS Mortgage-Backed Securities Corp. Trust
1.000% due 05/01/2072 «(c)		12,189	12,202
4.000% due 05/01/2072 «(c)		1,226,274	1,188,361
GS Mortgage-Backed Securities Trust
0.000% due 12/27/2067 «~(a)		2,904	2,907
3.920% due 12/27/2067 «~		678,985	667,994
GSAA Home Equity Trust
1.744% (US0001M + 0.120%) due 05/25/2036 ~		6,038	1,663
1.764% due 03/25/2036 •		21	9
1.864% due 06/25/2036 •		46,507	11,665
1.964% (US0001M + 0.340%) due 10/25/2036 ~		39,448	12,570
1.964% due 02/25/2037 •		8,652	3,097
1.984% due 03/25/2036 •		21,340	8,737
1.984% due 05/25/2036 •		17,563	5,167
2.064% due 05/25/2047 •		1,469	1,034
2.104% (US0001M + 0.480%) due 06/25/2036 ~		2,940	1,042
2.164% due 03/25/2036 •		16,308	9,351
2.264% (US0001M + 0.640%) due 04/25/2047 ~		12,008	6,302
2.324% due 08/25/2037 •		3,083	3,100
2.359% due 06/25/2035 •		3,000	2,913
2.364% due 10/25/2035 •		3,087	3,048
2.419% (US0001M + 0.795%) due 08/25/2035 ~		4,304	4,121

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.599% due 06/25/2034 •	345	327
5.344% due 09/25/2035 ~	183	136
5.772% due 11/25/2036 ^~	7,501	2,610
6.000% due 11/25/2037 ^	696	475
6.948% due 06/25/2036 þ	19,727	6,202
GSAMP Trust
1.694% (US0001M + 0.070%) due 12/25/2036 ~	653	346
1.704% (US0001M + 0.080%) due 11/25/2036 ~	1,034	549
1.714% (US0001M + 0.090%) due 01/25/2037 ~	6,590	4,243
1.754% due 12/25/2046 •	5,539	3,226
1.764% (US0001M + 0.140%) due 08/25/2036 ~	13,838	13,146
1.764% due 11/25/2036 •	25,174	13,371
1.794% due 12/25/2036 •	5,528	2,933
1.794% due 01/25/2037 •	2,078	2,017
1.804% due 11/25/2035 •	188	24
1.824% (US0001M + 0.200%) due 11/25/2036 ~	14,127	7,505
1.894% due 03/25/2047 •	12,656	12,187
1.904% due 06/25/2036 •	8,751	8,405
1.924% due 10/25/2036 ^•	1,502	17
1.924% due 05/25/2046 •	6,935	6,840
1.994% due 03/25/2047 •	2,000	1,688
2.074% due 06/25/2036 •	6,985	5,636
2.104% (US0001M + 0.480%) due 12/25/2035 ~	855	853
2.104% due 06/25/2036 •	3,836	2,350
2.164% due 02/25/2036 •	14,144	13,707
2.269% due 11/25/2035 ^•	11,203	9,816
2.299% due 02/25/2035 •	239	245
2.299% due 11/25/2035 •	143	140
2.404% due 07/25/2045 •	13,105	12,948
2.494% due 11/25/2034 •	2,187	2,133
2.524% due 11/25/2035 •	3,179	3,051
2.569% due 11/25/2035 •	4,016	3,692
2.599% due 03/25/2035 ^•	3,603	3,365
2.674% (US0001M + 1.050%) due 06/25/2035 ~	2,808	2,791
3.349% (US0001M + 1.725%) due 12/25/2034 ~	9,138	8,941
Harley Marine Financing LLC 5.682% due 05/15/2043 «	46,040	44,314
Hildene TruPS Securitization Ltd. 3.265% due 05/22/2039 •	2,506	2,456
Home Equity Asset Trust
1.944% due 08/25/2036 •	513	508
2.239% (US0001M + 0.615%) due 04/25/2036 ~	11	11
2.284% (US0001M + 0.660%) due 04/25/2036 ~	7,046	6,111
2.324% due 12/25/2033 •	8	8
2.329% (US0001M + 0.705%) due 01/25/2036 ~	4,709	4,516
2.329% due 04/25/2036 •	18,000	17,174
2.384% (US0001M + 0.760%) due 11/25/2032 ~	128	118
2.524% due 11/25/2034 •	78	77
2.569% (US0001M + 0.945%) due 11/25/2035 ~	7,552	7,163
2.824% due 06/25/2032 ^•	1,078	1,060
4.174% due 03/25/2033 •	1,909	1,848
Home Equity Mortgage Loan Asset-Backed Trust
1.784% due 11/25/2036 •	7,313	6,402
1.784% due 07/25/2037 •	394	238
1.814% due 07/25/2037 •	33,326	15,614
1.824% (US0001M + 0.200%) due 07/25/2037 ~	16,878	10,221
1.844% (US0001M + 0.220%) due 04/25/2037 ~	45,846	36,338
1.864% due 11/25/2036 •	7,998	6,530
1.944% due 04/25/2037 •	10,390	9,076
2.004% (US0001M + 0.380%) due 06/25/2036 ~	1,309	1,296
2.104% (US0001M + 0.480%) due 08/25/2036 ~	6,315	5,760
2.184% (US0001M + 0.560%) due 06/25/2036 ~	8,000	7,279
2.224% (US0001M + 0.600%) due 03/25/2036 ~	23,252	21,242
2.284% due 03/25/2036 •	14,859	13,890
2.404% (US0001M + 0.780%) due 10/25/2035 ~	13,050	11,708
Hout Bay Corp.
0.325% due 07/05/2041 •	438,233	81,258
0.525% (US0001M + 0.450%) due 07/05/2041 ~	34,165	4,334
0.655% due 07/05/2041 •	4,046	11
HSI Asset Loan Obligation Trust 4.661% due 12/25/2036 þ	8,653	3,283
HSI Asset Securitization Corp. Trust
1.724% due 10/25/2036 •	2,397	1,085
1.764% (US0001M + 0.140%) due 12/25/2036 ~	14,335	12,396
1.764% (US0001M + 0.140%) due 01/25/2037 ~	52,513	41,983
1.784% (US0001M + 0.160%) due 05/25/2037 ~	6,238	6,192
1.814% (US0001M + 0.190%) due 04/25/2037 ~	15,657	8,624
1.844% due 10/25/2036 •	16,329	7,442
1.874% due 05/25/2037 •	2,200	2,114
1.884% due 04/25/2037 •	6,308	3,502
1.944% due 10/25/2036 •	8,453	3,872
1.964% due 12/25/2036 •	27,688	8,897
2.104% (US0001M + 0.480%) due 10/25/2036 ~	1,883	869
2.119% due 02/25/2036 •	7,819	7,507
2.149% due 02/25/2036 •	16,250	14,597

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

IMC Home Equity Loan Trust 7.520% due 08/20/2028	12	12
IndyMac INDA Mortgage Loan Trust 1.944% (US0001M + 0.320%) due 07/25/2036 ~	28,532	9,696
IXIS Real Estate Capital Trust
1.684% (US0001M + 0.060%) due 05/25/2037 ~	5,576	1,520
1.784% due 05/25/2037 •	33,565	9,186
1.924% due 01/25/2037 •	76,057	30,813
1.944% due 08/25/2036 •	63,151	19,041
2.024% due 03/25/2036 ^•	10,992	6,120
2.144% due 08/25/2036 •	32,063	9,676
2.254% (US0001M + 0.630%) due 02/25/2036 ~	343	356
2.569% (US0001M + 0.945%) due 02/25/2035 ~	805	784
JP Morgan Mortgage Acquisition Corp.
1.984% (US0001M + 0.360%) due 03/25/2036 ~	533	533
2.134% due 02/25/2036 ^•	5,739	5,636
2.164% (US0001M + 0.540%) due 03/25/2036 ~	40,500	38,591
2.209% due 01/25/2036 •	14,000	13,277
2.329% due 09/25/2035 •	7,727	7,659
2.554% due 06/25/2035 •	16,467	15,807
2.599% (US0001M + 0.975%) due 12/25/2035 ~	8,091	7,765
JP Morgan Mortgage Acquisition Trust
1.724% due 03/25/2047 •	114	75
1.844% due 08/25/2036 •	2,315	1,703
1.864% (US0001M + 0.240%) due 05/25/2037 ~	7,625	6,912
1.864% due 05/25/2037 •	1,531	1,513
1.884% (US0001M + 0.260%) due 08/25/2036 ~	9,887	9,752
1.894% due 07/25/2036 •	26,294	22,373
1.904% (US0001M + 0.280%) due 11/25/2036 ~	11,732	10,449
2.029% (US0001M + 0.405%) due 07/25/2036 ~	12,626	12,237
2.059% due 05/25/2036 •	19,000	17,078
2.104% due 04/25/2036 •	25,104	24,293
2.104% due 08/25/2036 •	19,477	14,538
2.144% due 07/25/2036 •	7,375	7,222
2.624% due 11/25/2036 •	1,794	1,679
4.436% due 10/25/2030 ^þ	1,226	757
4.436% due 01/25/2037 ^þ	13	8
6.330% due 07/25/2036 ^þ	5,308	1,844
6.910% due 07/25/2036 ^þ	7,568	2,626
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	21,029	17,033
KGS-Alpha SBA COOF Trust 1.012% due 04/25/2038 «~(a)	11,653	219
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	1,363	1,222
Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)	839,334	6,018
0.000% due 07/25/2057 (h)	930	924
0.000% due 07/25/2057 ~	280,023	260,825
0.000% due 04/25/2058 ~	511	506
0.000% due 08/26/2058 (h)	758	743
0.000% due 01/28/2070 ~	5,546	2,828
0.125% due 12/26/2057 ~(a)	427,094	2,066
1.555% due 12/26/2057 ~(a)	149,558	1,568
3.033% due 12/25/2056 ~	839,334	733,910
3.383% due 01/28/2070 •	240,571	240,510
3.466% due 06/25/2057 ~	122,753	115,944
3.720% due 04/25/2058 ~	53,142	44,690
3.750% due 04/25/2058 ~	161,318	158,411
3.942% due 08/26/2058 ~	178,636	171,074
4.000% due 02/25/2058 ~	243,544	242,362
4.000% due 04/25/2058 ~	106,604	97,575
4.000% due 08/26/2058 ~	196,800	196,845
4.246% due 02/25/2058 ~	132,995	124,275
4.248% due 01/25/2058 ~	200,123	184,599
4.250% due 02/25/2058 ~	132,996	130,502
4.250% due 08/26/2058 ~	357,273	349,943
4.500% due 02/25/2058 ~	132,996	126,959
4.805% due 12/26/2057 ~	273,799	245,959
7.131% due 01/28/2070 ~	363,108	349,577
Lehman XS Trust
1.794% (US0001M + 0.170%) due 02/25/2037 ^~	20,197	17,645
1.804% due 02/25/2037 •	14,065	13,234
1.944% due 05/25/2036 •	16,717	18,550
2.084% (US0001M + 0.460%) due 02/25/2037 ~	7,143	5,904
2.184% due 05/25/2036 •	2,697	4,428
2.374% (US0001M + 0.750%) due 10/25/2035 ~	489	651
4.423% due 05/25/2037 þ	574	564
6.640% due 04/25/2036 þ	12,374	12,044
LendingClub Receivables Trust
3.500% due 02/15/2046	9,165	9,105
3.600% due 02/15/2046	7,341	7,286
3.750% due 10/15/2025	13,241	13,167
Lendingpoint Asset Securitization Trust
1.680% due 06/15/2029	64,923	63,926
4.770% due 10/15/2029	29,400	29,357

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

LendingPoint Pass-Through Trust 5.700% due 07/15/2029	28,900	28,934
Long Beach Mortgage Loan Trust
1.724% due 12/25/2036 •	14,964	6,158
1.734% due 11/25/2036 •	6,270	2,209
1.779% due 10/25/2036 •	46,572	28,480
1.784% due 10/25/2036 •	22,718	8,301
1.784% due 12/25/2036 •	2,998	2,168
1.794% (US0001M + 0.170%) due 12/25/2036 ~	35,925	14,870
1.804% due 09/25/2036 •	10,652	3,462
1.854% due 12/25/2036 •	24,669	10,256
1.914% (US0001M + 0.290%) due 07/25/2036 ~	14,903	11,012
1.924% due 05/25/2036 •	46,167	28,189
1.924% (US0001M + 0.300%) due 06/25/2036 ~	57,624	31,556
1.924% due 09/25/2036 •	42,639	28,626
1.934% due 08/25/2036 •	20,777	11,498
1.944% (US0001M + 0.320%) due 08/25/2036 ~	26,725	12,439
1.944% (US0001M + 0.320%) due 05/25/2046 ~	8,392	7,606
2.024% due 01/25/2036 •	18,272	17,495
2.064% due 02/25/2036 •	14,752	14,356
2.104% (US0001M + 0.480%) due 08/25/2036 ~	6,384	2,985
2.144% due 05/25/2036 •	3,048	1,059
2.224% due 01/25/2036 •	32,614	30,135
2.254% due 01/25/2046 •	51,118	48,645
2.269% due 11/25/2035 •	8,170	8,045
2.404% due 08/25/2035 •	557	544
2.419% (US0001M + 0.795%) due 06/25/2034 ~	1,691	1,617
2.479% due 07/25/2034 •	1,673	1,598
2.749% (US0001M + 1.125%) due 07/25/2033 ~	2,163	2,093
2.824% (US0001M + 1.200%) due 11/25/2034 ~	4,599	4,271
2.854% due 06/25/2033 •	3,379	3,260
Madison Avenue Manufactured Housing Contract Trust 4.874% due 03/25/2032 •	2,802	2,804
Marlette Funding Trust 0.000% due 04/16/2029 «(h)	7	406
MASTR Adjustable Rate Mortgages Trust 2.244% (US0001M + 0.620%) due 09/25/2037 ~	71	72
MASTR Asset-Backed Securities Trust
1.674% due 08/25/2036 •	5,030	1,981
1.674% due 10/25/2036 •	39,765	14,076
1.674% due 01/25/2037 •	35,640	12,065
1.724% due 11/25/2036 •	14,605	9,230
1.724% due 01/25/2037 •	33,858	11,466
1.744% due 10/25/2036 •	32,790	11,719
1.769% due 10/25/2036 •	56,873	23,535
1.769% due 01/25/2037 •	13,783	4,596
1.784% due 01/25/2037 •	37,387	12,664
1.824% due 08/25/2036 •	10,610	3,534
1.824% due 10/25/2036 •	8,108	4,504
1.834% (US0001M + 0.210%) due 05/25/2037 ~	1,431	1,359
1.864% due 08/25/2036 •	19,593	7,880
1.869% due 10/25/2036 •	6,319	2,650
1.884% due 10/25/2036 •	27,322	14,168
1.924% (US0001M + 0.300%) due 04/25/2036 ~	26,605	8,040
1.924% due 08/25/2036 •	9,305	3,103
1.924% (US0001M + 0.300%) due 08/25/2036 ~	12,846	5,502
1.924% due 05/25/2037 •	7,221	6,319
1.944% (US0001M + 0.320%) due 10/25/2036 ~	3,234	1,800
2.024% due 04/25/2036 •	65,316	15,171
2.044% (US0001M + 0.420%) due 10/25/2036 ~	4,197	2,337
2.044% due 11/25/2036 •	3,557	1,352
2.104% due 06/25/2036 •	4,246	1,883
2.104% due 08/25/2036 •	29,442	10,370
2.144% (US0001M + 0.520%) due 06/25/2036 ~	1,929	1,747
2.194% due 01/25/2036 •	224	219
2.204% due 01/25/2036 •	4,318	4,257
2.374% due 10/25/2035 ^•	12,405	11,803
2.774% (US0001M + 1.150%) due 08/25/2037 ~	20,548	18,926
6.274% due 05/25/2033 •	3,998	3,851
MASTR Specialized Loan Trust
1.994% (US0001M + 0.370%) due 01/25/2037 ~	11,022	5,387
2.144% due 02/25/2036 •	2,403	2,305
Mercury CDO Ltd. 2.515% (US0003M + 0.850%) due 12/08/2040 ~	6,000	1,468
Merrill Lynch First Franklin Mortgage Loan Trust
1.794% (US0001M + 0.170%) due 05/25/2037 ~	28,206	22,167
1.864% due 05/25/2037 •	49,811	39,329
1.944% (US0001M + 0.320%) due 05/25/2037 ~	31,125	24,704
1.964% due 04/25/2037 •	2,985	1,299
2.124% due 04/25/2037 •	23,963	10,541
Merrill Lynch Mortgage Investors Trust
1.744% due 11/25/2037 •	4,039	1,643
1.769% due 08/25/2037 •	8,823	8,148
1.774% due 08/25/2037 •	457	429
1.824% due 07/25/2037 •	3,905	1,069
1.864% due 08/25/2037 •	371	308

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

1.924% (US0001M + 0.300%) due 08/25/2037 ~	3,496	3,353
1.924% (US0001M + 0.300%) due 11/25/2037 ~	24,644	10,169
1.944% due 03/25/2037 •	5,566	1,936
1.944% (US0001M + 0.320%) due 04/25/2037 ~	11,368	6,779
1.944% due 07/25/2037 •	3,402	2,103
2.074% (US0001M + 0.450%) due 02/25/2047 ~	27,310	17,687
2.224% (US0001M + 0.600%) due 12/25/2036 ~	11,452	10,770
2.224% due 01/25/2037 •	2,381	2,216
2.314% (US0001M + 0.690%) due 08/25/2036 ~	6,597	6,586
2.344% (US0001M + 0.720%) due 05/25/2036 ~	287	283
2.494% due 05/25/2036 •	4,037	3,257
2.554% (US0001M + 0.930%) due 07/25/2035 ~	8,531	8,279
2.599% due 04/25/2036 •	1,027	1,001
2.749% due 08/25/2036 •	1,641	1,813
5.186% due 04/25/2035 •	220	175
MESA Trust 4.849% due 11/25/2031 ^•	939	785
Mid-State Trust 4.864% due 07/15/2038	443	436
MMcapS Funding Ltd. 2.030% (US0003M + 0.450%) due 12/01/2035 ~	9,100	8,872
Morgan Stanley ABS Capital, Inc. 2.704% (US0001M + 1.080%) due 03/25/2033 ~	43	42
Morgan Stanley ABS Capital, Inc. Trust
1.704% due 09/25/2036 •	240	112
1.724% due 10/25/2036 •	4,355	2,212
1.724% (US0001M + 0.100%) due 11/25/2036 ~	1,700	1,078
1.734% due 03/25/2037 •	2,966	1,415
1.754% (US0001M + 0.130%) due 10/25/2036 ~	16,146	14,573
1.754% (US0001M + 0.130%) due 12/25/2036 ~	46,432	30,537
1.754% due 01/25/2037 •	22,840	12,142
1.764% due 10/25/2036 •	37,937	19,313
1.764% due 11/25/2036 •	2,855	1,526
1.764% (US0001M + 0.140%) due 05/25/2037 ~	3,422	2,656
1.774% due 10/25/2036 •	15,745	8,872
1.774% due 12/25/2036 •	978	540
1.784% due 09/25/2036 •	25,236	11,875
1.804% due 02/25/2037 •	25,789	8,945
1.804% (US0001M + 0.180%) due 03/25/2037 ~	26,417	12,637
1.804% due 05/25/2037 •	12,877	11,410
1.824% (US0001M + 0.200%) due 02/25/2037 ~	9,484	5,374
1.824% due 05/25/2037 •	3,928	2,353
1.844% (US0001M + 0.220%) due 10/25/2036 ~	1,343	687
1.844% (US0001M + 0.220%) due 11/25/2036 ~	11,569	6,201
1.854% due 09/25/2036 •	3,838	1,818
1.854% (US0001M + 0.230%) due 10/25/2036 ~	8,993	5,097
1.854% due 02/25/2037 •	31,331	10,894
1.874% (US0001M + 0.250%) due 03/25/2037 ~	43,931	21,069
1.874% (US0001M + 0.250%) due 05/25/2037 ~	11,155	9,906
1.884% (US0001M + 0.260%) due 09/25/2036 ~	45,904	22,903
1.884% (US0001M + 0.260%) due 05/25/2037 ~	8,432	6,501
1.904% due 08/25/2036 •	29,571	16,605
1.924% due 09/25/2036 •	14,356	5,826
1.944% (US0001M + 0.320%) due 03/25/2036 ~	8,499	8,397
1.954% due 02/25/2037 •	7,881	4,478
2.124% due 04/25/2036 •	15,471	14,499
2.124% due 08/25/2036 •	11,884	6,609
2.164% due 03/25/2036 •	5,883	5,723
2.224% (US0001M + 0.600%) due 12/25/2035 ~	12,427	11,609
2.244% due 12/25/2035 •	10,343	10,143
2.364% (US0001M + 0.740%) due 01/25/2034 ~	4,379	4,182
2.434% due 04/25/2034 •	1,507	1,446
2.524% due 05/25/2034 •	3,688	3,539
2.554% due 07/25/2035 •	5,745	5,634
2.614% due 06/25/2035 •	9,852	9,743
2.644% due 10/25/2033 •	467	458
2.684% due 09/25/2034 •	323	292
2.874% due 07/25/2037 •	14,010	12,741
3.524% due 02/25/2047 •	34,447	31,584
Morgan Stanley Capital, Inc. Trust
2.164% due 03/25/2036 •	90,105	75,696
2.179% due 01/25/2036 •	700	560
2.204% due 01/25/2036 •	11,684	11,337
2.204% due 02/25/2036 •	7,314	7,210
Morgan Stanley Dean Witter Capital, Inc. Trust
2.974% due 02/25/2033 •	426	416
3.199% due 11/25/2032 •	301	300
Morgan Stanley Home Equity Loan Trust
1.724% due 12/25/2036 •	3,578	1,941
1.724% due 04/25/2037 •	5,659	3,280
1.764% (US0001M + 0.140%) due 12/25/2036 ~	43,978	23,926
1.794% due 04/25/2037 •	9,592	5,499
1.944% (US0001M + 0.320%) due 04/25/2036 ~	7,889	5,910
1.974% due 04/25/2037 •	20,196	11,831
2.134% (US0001M + 0.510%) due 02/25/2036 ~	257	240
2.144% (US0001M + 0.520%) due 04/25/2036 ~	12,028	9,097

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.614% due 05/25/2035 •	9,933	9,681
Morgan Stanley IXIS Real Estate Capital Trust
1.694% due 11/25/2036 •	8,355	3,123
1.734% (US0001M + 0.110%) due 11/25/2036 ~	19,292	7,226
1.774% (US0001M + 0.150%) due 11/25/2036 ~	1,587	596
1.844% due 11/25/2036 •	21,194	7,970
1.924% due 07/25/2036 •	6,845	3,113
2.084% due 07/25/2036 •	26,640	12,208
Morgan Stanley Mortgage Loan Trust
1.964% (US0001M + 0.340%) due 10/25/2036 ~	2,316	843
2.084% (US0001M + 0.460%) due 02/25/2037 ~	3,134	994
2.344% (US0001M + 0.720%) due 04/25/2037 ~	8,022	2,905
5.622% due 01/25/2047 þ	155	147
5.750% due 04/25/2037 ^~	332	188
5.754% due 01/25/2047 þ	6,407	3,332
6.000% due 02/25/2037 ^~	173	159
6.465% due 09/25/2046 ^þ	3,855	1,701
Morgan Stanley Structured Trust
1.854% due 06/25/2037 •	999	998
1.924% due 06/25/2037 •	39,975	36,465
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	61,425	17,628
Nationstar Home Equity Loan Trust
1.799% (US0001M + 0.175%) due 06/25/2037 ~	391	381
1.854% due 03/25/2037 •	98	97
1.874% due 06/25/2037 •	2,744	2,294
1.894% (US0001M + 0.270%) due 03/25/2037 ~	3,067	2,937
1.904% due 03/25/2037 •	5,542	5,059
1.984% due 09/25/2036 •	13,337	12,577
1.994% due 09/25/2036 •	1,338	1,180
2.034% due 04/25/2037 •	11,803	10,982
Navient Private Education Loan Trust 2.774% due 07/16/2040 •	28,429	28,347
Navient Private Education Refi Loan Trust
1.690% due 05/15/2069	439	415
3.238% due 11/15/2045 ~	173,344	168,985
Navient Student Loan Trust 2.674% (US0001M + 1.050%) due 12/27/2066 ~	1,906	1,883
New Century Home Equity Loan Trust
1.984% due 05/25/2036 •	724	708
2.359% (US0001M + 0.735%) due 10/25/2035 ~	35,480	30,076
2.364% (US0001M + 0.740%) due 08/25/2034 ~	117	112
2.449% (US0001M + 0.825%) due 09/25/2035 ~	2,307	2,303
2.569% due 09/25/2035 •	1,650	1,613
2.689% (US0001M + 1.065%) due 11/25/2034 ~	69	69
4.853% due 11/25/2033 þ	111	94
Newcastle Investment Trust 8.114% due 05/01/2033 ~	52,936	55,650
Newcastle Mortgage Securities Trust
1.814% due 04/25/2037 •	11,350	10,915
1.854% due 04/25/2037 •	1,747	1,717
1.964% due 04/25/2037 •	6,698	6,129
2.124% due 04/25/2037 •	7,785	6,208
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.774% due 07/25/2036 •	30,628	28,184
2.044% due 11/25/2035 •	2,776	2,740
2.059% due 03/25/2036 •	429	421
2.104% due 03/25/2036 •	4,024	3,775
2.254% due 02/25/2036 •	2,125	1,979
2.284% (US0001M + 0.660%) due 11/25/2035 ~	9,479	8,883
North Carolina State Education Assistance Authority 1.984% (US0003M + 0.800%) due 07/25/2036 ~	2,899	2,875
NovaStar Mortgage Funding Trust
1.754% due 03/25/2037 •	104,069	73,779
1.804% due 09/25/2037 •	26,455	23,728
1.924% (US0001M + 0.300%) due 06/25/2036 ~	1,413	1,127
2.539% due 10/25/2035 •	8,491	7,978
2.794% due 06/25/2035 •	5,000	4,757
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032 ~	541	535
5.410% due 11/15/2032	489	488
Option One Mortgage Loan Trust
1.744% due 03/25/2037 •	712	680
1.764% due 01/25/2037 •	20,867	14,439
1.764% (US0001M + 0.140%) due 01/25/2037 ~	7,796	4,866
1.764% (US0001M + 0.140%) due 02/25/2037 ~	6,613	3,673
1.764% (US0001M + 0.140%) due 03/25/2037 ~	64,942	41,982
1.804% (US0001M + 0.180%) due 04/25/2037 ~	21,167	12,914
1.804% (US0001M + 0.180%) due 07/25/2037 ~	5,047	3,884
1.844% due 04/25/2037 •	122,911	91,610
1.844% (US0001M + 0.220%) due 05/25/2037 ~	111,681	75,266
1.874% due 03/25/2037 •	5,145	2,929
1.924% due 05/25/2037 •	5,488	3,183
2.194% due 01/25/2036 •	54,206	41,603
2.224% (US0001M + 0.600%) due 01/25/2036 ~	8,412	8,342
2.494% (US0001M + 0.870%) due 05/25/2035 ~	2,941	2,646

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.524% due 01/25/2034 •	1,554	1,492
3.049% (US0001M + 1.425%) due 11/25/2034 ~	17	16
Option One Mortgage Loan Trust Asset-Backed Certificates
2.209% due 12/25/2035 •	183	182
2.254% due 12/25/2035 •	4,230	4,111
2.284% due 12/25/2035 •	8,709	7,717
2.314% due 11/25/2035 •	14,771	14,366
2.359% due 11/25/2035 •	5,889	5,004
2.479% due 10/25/2032 •	2,010	1,945
Ownit Mortgage Loan Trust
2.524% (US0001M + 0.900%) due 10/25/2036 ^~	3,302	3,135
3.120% due 10/25/2035 þ	7,106	4,476
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029	67,872	65,574
4.970% due 01/15/2030	46,300	46,007
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.344% due 05/25/2035 •	11,056	10,891
2.554% (US0001M + 0.930%) due 05/25/2035 ~	18,645	17,309
2.629% (US0001M + 1.005%) due 06/25/2035 ~	6,274	6,102
2.659% (US0001M + 1.035%) due 05/25/2035 ~	4,784	3,972
2.674% due 10/25/2034 •	6,415	6,304
2.674% (US0001M + 1.050%) due 06/25/2035 ~	4,641	4,262
2.794% (US0001M + 1.170%) due 03/25/2035 ~	7,552	7,045
3.199% due 02/25/2035 •	8,141	8,013
3.349% due 02/25/2035 •	3,247	2,945
3.499% (US0001M + 1.875%) due 10/25/2034 ~	1,408	1,355
3.724% (US0001M + 2.100%) due 09/25/2034 ~	3,062	2,896
People's Financial Realty Mortgage Securities Trust 1.764% due 09/25/2036 •	26,641	8,474
Popular ABS Mortgage Pass-Through Trust
1.874% (US0001M + 0.250%) due 06/25/2047 ^~	252	252
1.954% (US0001M + 0.330%) due 07/25/2036 ~	2,678	2,572
2.164% due 05/25/2036 ^•	3,966	3,651
2.494% (US0001M + 0.870%) due 02/25/2036 ~	1,312	1,232
3.835% due 04/25/2035 þ	75	71
RAAC Trust
1.974% due 11/25/2046 •	446	423
2.204% (US0001M + 0.580%) due 05/25/2046 ~	1,137	1,130
2.224% due 09/25/2045 •	3,571	3,504
2.324% due 02/25/2046 •	975	956
2.374% (US0001M + 0.500%) due 02/25/2037 ~	3,298	3,054
2.384% due 10/25/2046 •	7,363	6,967
2.599% (US0001M + 0.975%) due 02/25/2046 ~	19,679	16,600
3.124% (US0001M + 1.500%) due 09/25/2047 ~	7,791	7,585
4.099% due 05/25/2039 •	2,058	2,020
Regatta Funding Ltd. 2.294% due 10/17/2030 •	6,100	6,029
Renaissance Home Equity Loan Trust
2.504% due 08/25/2033 •	705	664
5.512% due 04/25/2037 þ	6,555	2,170
5.580% due 11/25/2036 þ	12,334	5,143
5.744% due 06/25/2037 ^þ	89,647	29,841
5.906% due 06/25/2037 þ	23,928	8,187
6.115% due 08/25/2036 þ	12,997	6,244
6.203% due 06/25/2037 þ	23,512	8,550
7.750% due 09/25/2037 ^þ	31,161	15,333
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030	43,050	42,371
Residential Asset Mortgage Products Trust
1.854% due 12/25/2036 •	15,000	13,837
1.894% due 10/25/2036 •	481	481
1.974% due 08/25/2036 •	549	530
1.974% due 10/25/2036 •	2,700	2,599
2.064% due 12/25/2035 •	20,713	18,874
2.149% (US0001M + 0.350%) due 07/25/2036 ~	1,328	1,247
2.224% (US0001M + 0.400%) due 02/25/2036 ~	4,482	4,430
2.324% due 12/25/2035 •	26,675	23,700
2.374% (US0001M + 0.500%) due 04/25/2034 ~	4,558	4,440
2.434% due 07/25/2035 •	6,500	6,290
2.494% (US0001M + 0.580%) due 02/25/2034 ~	973	951
2.494% due 04/25/2034 •	3,133	3,049
2.494% due 10/25/2035 •	11,246	10,833
2.509% due 11/25/2035 •	7,000	6,541
2.569% due 09/25/2035 •	10,000	9,690
2.599% due 04/25/2034 •	29	29
2.614% (US0001M + 0.660%) due 10/25/2033 ~	2,665	2,595
2.644% due 03/25/2035 •	7,451	7,309
2.689% (US0001M + 0.710%) due 07/25/2035 ~	10,889	10,715
2.779% (US0001M + 0.770%) due 02/25/2035 ~	5,718	5,545
2.824% (US0001M + 0.800%) due 01/25/2035 ^~	3,218	3,012
3.199% due 04/25/2034 ^•	1,688	1,515
3.349% due 08/25/2034 •	612	587
3.529% due 02/25/2034 •	370	325
3.604% due 04/25/2034 ^•	2,821	2,513
4.249% due 12/25/2034 •	566	517
5.492% due 01/25/2035 þ	433	334

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

5.577% due 12/25/2034 þ		215	195
5.670% due 10/25/2034 þ		428	428
Residential Asset Securities Corp. Trust
1.784% due 11/25/2036 ^•		3	6
1.834% due 04/25/2037 •		12,209	11,810
1.844% due 02/25/2037 •		7,759	7,294
1.864% due 10/25/2036 •		25,864	24,873
1.874% (US0001M + 0.250%) due 11/25/2036 ^~		76,102	70,479
1.884% (US0001M + 0.260%) due 07/25/2036 ~		408	405
1.904% due 07/25/2036 •		16,300	15,486
1.924% due 08/25/2036 •		19	19
1.964% due 11/25/2036 •		10,047	9,403
1.964% due 04/25/2037 •		47,409	45,288
2.134% due 04/25/2036 •		12,082	10,521
2.144% due 07/25/2036 ^•		12,278	11,094
2.164% due 07/25/2036 •		11,895	10,563
2.184% due 04/25/2036 •		7,365	7,227
2.224% due 02/25/2036 •		6,033	5,900
2.239% (US0001M + 0.410%) due 11/25/2035 ~		17,900	17,134
2.254% (US0001M + 0.630%) due 12/25/2035 ~		242	241
2.284% due 10/25/2035 •		11,326	10,929
2.284% due 11/25/2035 •		1,331	1,323
2.314% due 01/25/2036 •		2,958	2,944
2.374% due 04/25/2034 •		1,299	1,251
2.464% due 09/25/2034 •		596	565
2.464% due 12/25/2034 •		1,596	1,577
2.509% due 08/25/2035 •		1,546	1,543
2.509% due 12/25/2035 •		1,516	1,350
2.659% due 08/25/2035 •		4,230	4,052
2.674% (US0001M + 1.050%) due 07/25/2035 ~		3,062	3,056
3.349% due 11/25/2034 •		365	362
3.424% due 01/25/2034 •		1,415	1,375
3.574% due 11/25/2034 •		802	771
4.099% due 11/25/2034 •		443	428
5.980% due 09/25/2034 ~		895	785
Residential Funding Home Loan Trust 1.754% (US0001M + 0.130%) due 05/25/2036 ~		122	121
Salomon Mortgage Loan Trust 2.524% (US0001M + 0.900%) due 11/25/2033 ~		106	100
Saxon Asset Securities Trust
1.489% (US0001M + 0.975%) due 11/25/2035 ~		6,244	3,867
1.804% due 05/25/2037 •		26,327	19,518
1.864% (US0001M + 0.240%) due 10/25/2046 ~		2,734	2,151
1.934% due 09/25/2037 •		13,546	13,017
2.344% (US0001M + 0.720%) due 11/25/2037 ~		4,873	4,436
2.419% (US0001M + 0.795%) due 03/25/2031 ~		147	130
2.599% due 12/25/2033 •		2,381	2,313
2.599% due 12/26/2034 •		186	175
6.499% (US0001M + 4.875%) due 12/26/2034 ~		532	107
Securitized Asset-Backed Receivables LLC Trust
1.744% (US0001M + 0.120%) due 12/25/2036 ^~		475	135
1.754% (US0001M + 0.130%) due 12/25/2036 ~		8,272	7,678
1.784% due 11/25/2036 ^•		146	49
1.824% (US0001M + 0.200%) due 07/25/2036 ~		21,559	10,356
1.904% (US0001M + 0.280%) due 07/25/2036 ~		12,722	11,586
1.904% (US0001M + 0.280%) due 08/25/2036 ~		25,641	12,564
1.924% due 07/25/2036 •		21,506	10,349
1.924% due 09/25/2036 •		4,239	1,662
1.944% due 07/25/2036 •		5,447	2,163
1.944% due 10/25/2036 •		68,035	25,884
1.944% due 11/25/2036 •		7,655	2,588
1.964% due 08/25/2036 ^•		9,254	3,428
2.024% due 12/25/2036 •		72,877	31,704
2.104% due 07/25/2036 •		3,935	1,897
2.124% due 05/25/2036 •		7,414	4,357
2.124% (US0001M + 0.500%) due 06/25/2036 ~		19,615	13,551
2.204% due 12/25/2035 •		2,696	2,617
2.224% due 11/25/2035 •		31,688	26,621
2.224% (US0001M + 0.600%) due 12/25/2035 ~		13,340	8,294
2.269% due 10/25/2035 •		4,092	3,705
2.299% due 01/25/2035 •		946	883
2.344% due 10/25/2035 •		963	862
2.584% due 01/25/2036 ^•		751	704
SG Mortgage Securities Trust
1.764% due 10/25/2036 •		19,155	17,870
2.084% (US0001M + 0.460%) due 07/25/2036 ~		8,265	2,038
2.329% due 10/25/2035 •		2,000	1,861
Sierra Madre Funding Ltd. 1.520% (US0001M + 0.400%) due 09/07/2039 ~		26,519	20,348
SLM Private Credit Student Loan Trust 2.099% due 12/15/2039 •		444	423
SLM Student Loan Trust
0.000% due 10/25/2039 •	EUR	6,489	6,514
2.684% (US0003M + 1.500%) due 04/25/2023 ~		$10,188	10,112
SMB Private Education Loan Trust
0.000% due 02/16/2055 «(h)		34	59,926

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

1.830% due 02/16/2055 •	374,482	373,148
2.474% (US0001M + 0.850%) due 09/15/2054 ~	3,815	3,732
3.940% due 02/16/2055	379,482	370,525
4.550% due 02/16/2055	96,891	94,992
4.950% due 02/16/2055	24,146	23,642
5.950% due 02/16/2055	41,493	40,830
SoFi Alternative Trust
0.000% due 02/15/2046 «(h)	950	37,380
1.170% due 02/15/2046	300,274	278,234
2.210% due 05/16/2050 ~	113,343	111,794
2.550% due 02/15/2046	51,395	45,301
3.873% due 06/15/2050 ~	194,249	190,898
SoFi Professional Loan Program LLC
2.574% due 01/25/2039 •	390	389
3.020% due 02/25/2040	4,348	4,266
Soundview Home Loan Trust
1.734% (US0001M + 0.110%) due 01/25/2037 ~	196	153
1.734% (US0001M + 0.110%) due 02/25/2037 ~	197	60
1.774% (US0001M + 0.150%) due 07/25/2036 ~	14,491	14,324
1.774% due 03/25/2037 •	13,512	12,753
1.774% (US0001M + 0.150%) due 06/25/2037 ~	3,196	2,309
1.784% due 01/25/2037 •	35,849	28,010
1.794% due 11/25/2036 •	64,756	22,097
1.794% due 07/25/2037 •	1,752	1,556
1.794% due 08/25/2037 •	2,685	2,377
1.824% due 01/25/2037 •	130	129
1.824% due 06/25/2037 •	138,267	102,281
1.834% due 06/25/2037 •	7,070	5,109
1.864% (US0001M + 0.240%) due 07/25/2036 ~	9,800	8,765
1.864% due 01/25/2037 •	15,602	12,200
1.904% due 06/25/2037 •	2,816	2,035
1.924% (US0001M + 0.300%) due 01/25/2037 ~	11,976	11,190
1.964% due 06/25/2036 •	1,708	1,707
1.994% (US0001M + 0.370%) due 02/25/2037 ~	21,009	6,664
2.029% due 12/25/2036 •	13,050	12,590
2.084% (US0001M + 0.460%) due 06/25/2036 ~	7,154	6,910
2.089% due 02/25/2036 •	14,610	13,831
2.124% due 10/25/2036 •	29,513	28,357
2.124% due 11/25/2036 •	293	276
2.179% due 03/25/2036 •	14,893	14,155
2.324% due 12/25/2035 •	7,687	7,614
2.374% (US0001M + 0.750%) due 06/25/2035 ~	17,750	16,839
2.389% due 08/25/2035 •	2,095	2,104
2.479% due 01/25/2035 •	120	111
2.524% (US0001M + 0.900%) due 10/25/2037 ~	2,179	1,715
2.599% due 11/25/2035 •	3,946	3,803
2.924% due 11/25/2033 •	140	138
Specialty Underwriting & Residential Finance Trust
1.764% due 11/25/2037 •	6,641	5,489
1.834% due 11/25/2037 •	6,701	4,290
1.864% due 03/25/2037 •	31,346	17,486
1.894% (US0001M + 0.270%) due 04/25/2037 ~	2,772	2,076
1.904% due 09/25/2037 •	9,299	8,456
1.924% due 06/25/2037 •	1,740	1,080
2.104% due 09/25/2037 •	16,335	7,268
2.124% (US0001M + 0.500%) due 06/25/2037 ~	3,774	2,017
2.794% due 12/25/2035 •	3,021	2,924
Starwood Commercial Mortgage Trust
2.528% due 07/15/2038 •	38,510	38,221
2.848% due 07/15/2038 •	25,170	24,895
3.048% (TSFR1M + 1.714%) due 07/15/2038 ~	10,070	10,011
3.398% due 07/15/2038 •	13,000	12,755
3.798% due 07/15/2038 •	12,125	11,826
4.148% due 07/15/2038 •	2,500	2,419
Streeterville ABS CDO Ltd. 1.636% due 11/03/2040 •	30,036	15,575
Structured Asset Investment Loan Trust
1.754% due 07/25/2036 •	33,806	26,341
1.764% due 06/25/2036 •	13,933	13,405
1.774% due 07/25/2036 •	2,053	2,018
1.796% (US0001M + 0.173%) due 07/25/2036 ~	36,223	24,195
2.224% due 01/25/2036 •	356	350
2.244% (US0001M + 0.620%) due 01/25/2036 ~	36,303	34,596
2.324% due 04/25/2033 •	105	103
2.344% due 04/25/2035 •	1,243	1,224
2.344% due 07/25/2035 •	12,829	12,393
2.344% (US0001M + 0.720%) due 10/25/2035 ~	29,672	28,883
2.359% (US0001M + 0.735%) due 03/25/2035 ~	1,256	1,249
2.359% due 09/25/2035 •	5,685	4,911
2.374% due 07/25/2035 •	1,852	1,795
2.389% due 08/25/2035 •	21,075	20,422
2.404% due 07/25/2035 •	635	634
2.524% due 04/25/2035 •	12,640	11,868
2.574% due 07/25/2033 •	1,054	1,005
2.574% (US0001M + 0.950%) due 07/25/2033 ~	2	2
2.574% (US0001M + 0.950%) due 08/25/2033 ~	2,946	2,866

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.599% due 09/25/2034 •	21	21
2.599% due 01/25/2035 •	1,000	936
2.599% due 05/25/2035 •	25,492	22,099
2.674% (US0001M + 1.050%) due 09/25/2034 ~	397	381
2.749% (US0001M + 1.125%) due 07/25/2033 ~	19	18
2.864% (US0001M + 1.240%) due 09/25/2034 ~	21	21
2.899% due 11/25/2034 •	5,203	5,003
3.124% due 11/25/2034 •	3,883	3,844
3.349% due 10/25/2034 •	185	178
3.349% (US0001M + 1.725%) due 11/25/2034 ~	1,948	1,874
3.949% (US0001M + 2.325%) due 11/25/2034 ~	96	95
4.249% (US0001M + 2.625%) due 07/25/2033 ~	1	1
4.249% (US0001M + 2.625%) due 08/25/2033 ~	1	1
4.399% due 10/25/2033 •	148	147
4.624% due 06/25/2033 •	83	83
4.624% (US0001M + 3.000%) due 11/25/2034 ~	2,222	2,204
4.774% due 08/25/2033 •	1,046	996
Structured Asset Securities Corp.
2.329% (US0001M + 0.705%) due 02/25/2035 ~	1,621	1,573
2.374% due 02/25/2035 •	442	356
2.749% due 02/25/2035 •	9,991	9,680
6.617% due 05/25/2031 ~	3,296	2,840
Structured Asset Securities Corp. Mortgage Loan Trust
1.754% due 05/25/2036 •	12,355	11,905
1.759% due 07/25/2036 •	9,778	9,633
1.764% due 08/25/2046 •	22,018	20,803
1.774% due 09/25/2036 •	3,655	3,557
1.784% due 03/25/2036 •	13,424	12,521
1.784% due 04/25/2036 •	11,017	10,738
1.784% due 01/25/2037 •	13,200	12,712
1.844% due 10/25/2037 •	40,933	27,583
1.854% (US0001M + 0.230%) due 01/25/2037 ~	39,282	26,560
1.854% due 05/25/2047 •	2,302	2,224
1.864% due 01/25/2037 •	2,062	1,939
1.874% (US0001M + 0.250%) due 09/25/2036 ~	4,140	4,128
1.894% due 04/25/2036 •	7,494	7,166
1.914% due 07/25/2036 ^•	11,943	11,402
1.914% due 07/25/2036 •	32,865	30,996
1.914% due 09/25/2036 •	62,675	57,463
1.924% (US0001M + 0.300%) due 04/25/2031 ~	822	821
1.934% due 05/25/2036 •	24,502	23,731
1.984% due 03/25/2037 •	3,996	1,792
2.024% due 02/25/2037 •	590	590
2.124% due 03/25/2037 •	17,371	7,854
2.124% due 11/25/2037 •	5,100	4,670
2.149% due 07/25/2036 •	2,947	2,776
2.224% due 12/25/2035 •	13,800	11,552
2.224% (US0001M + 0.600%) due 01/25/2037 ~	13,630	10,740
2.224% due 03/25/2037 •	5,982	2,720
2.244% (US0001M + 0.620%) due 12/25/2036 ~	35,465	21,364
2.244% due 02/25/2037 •	2,200	2,027
2.254% (US0001M + 0.630%) due 05/25/2035 ~	18	17
2.269% due 02/25/2036 •	433	431
2.299% due 04/25/2035 •	921	865
2.299% (US0001M + 0.675%) due 06/25/2035 ~	3,806	3,685
2.329% due 02/25/2036 •	12,034	11,658
2.419% due 02/25/2036 •	297	275
2.524% due 05/25/2035 •	447	424
2.569% due 05/25/2035 •	115	107
2.599% (US0001M + 0.975%) due 05/25/2035 ~	3,853	3,685
2.614% due 05/25/2035 •	87	80
2.624% (US0001M + 1.000%) due 08/25/2037 ~	4,130	4,095
2.629% due 11/25/2035 •	1,457	1,416
2.674% due 05/25/2035 •	677	604
2.674% (US0001M + 1.050%) due 08/25/2037 ~	7,000	6,764
2.724% due 10/25/2037 •	58,378	30,359
3.274% due 05/25/2035 •	35	33
3.724% due 11/25/2035 •	3,000	2,927
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.449% due 01/25/2035 •	1,780	1,773
3.450% due 02/25/2032	98	62
Structured Asset Securities Corp. Trust 2.314% (US0001M + 0.690%) due 09/25/2035 ~	10,894	10,447
Taberna Preferred Funding Ltd.
1.432% due 07/05/2035 •	11,227	10,217
1.432% (US0003M + 0.470%) due 07/05/2035 ~	169	154
1.763% (US0003M + 0.400%) due 02/05/2036 ~	63,024	57,824
Terwin Mortgage Trust
1.964% due 07/25/2037 •	2,351	2,257
2.244% due 04/25/2037 •	15,805	14,761
2.424% due 09/25/2036 •	10,532	4,780
3.874% (US0001M + 2.250%) due 10/25/2038 ~	1,470	1,454
Theorem Funding Trust 1.850% due 02/15/2028	47,472	46,566
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	4,058	3,941

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Trapeza CDO Ltd.
1.259% (US0003M + 0.290%) due 04/06/2042 ~		14,315	13,331
1.319% due 04/06/2042 •		8,300	7,190
1.555% (US0003M + 0.330%) due 01/27/2040 ~		26,670	25,503
1.651% (US0003M + 0.280%) due 11/09/2042 ~		13,867	13,018
1.701% due 11/09/2042 •		14,000	11,848
Triaxx Prime CDO Ltd. 1.380% due 10/02/2039 •		5,843	358
Tropic CDO Ltd.
1.334% (US0003M + 0.290%) due 07/15/2036 ~		21,152	20,227
1.364% due 07/15/2036 •		31,523	29,828
Truman Capital Mortgage Loan Trust 1.884% due 03/25/2036 •		44	44
TruPS Financials Note Securitization Ltd. 3.420% due 03/30/2039 •		179,492	172,312
U.S. Capital Funding Ltd. 1.269% (US0003M + 0.280%) due 10/10/2040 ~		40,115	36,956
Upstart Pass-Through Trust Series 4.300% due 05/20/2030		13,905	13,691
Upstart Securitization Trust 1.310% due 11/20/2031		15,762	15,182
Upstart Structured Pass Throug 4.250% due 06/17/2030		18,219	17,895
Wachovia Mortgage Loan Trust 2.314% due 10/25/2035 •		2,744	2,527
WaMu Asset-Backed Certificates WaMu Trust
1.734% due 04/25/2037 •		45	19
1.774% (US0001M + 0.150%) due 01/25/2037 ~		35,903	31,730
1.794% (US0001M + 0.170%) due 07/25/2047 ~		12,976	8,597
1.849% due 05/25/2037 •		36,089	33,665
1.864% due 05/25/2037 •		20,703	18,060
1.874% (US0001M + 0.250%) due 05/25/2037 ~		14,139	12,345
Washington Mutual Asset-Backed Certificates Trust
1.684% due 10/25/2036 •		130	58
1.804% due 10/25/2036 •		13,060	5,928
1.924% due 05/25/2036 •		11,041	9,016
2.104% due 08/25/2036 •		8,522	5,333
Wells Fargo Home Equity Asset-Backed Securities Trust
1.854% due 04/25/2037 •		11,518	11,193
1.914% due 07/25/2036 •		6,380	6,248
2.044% due 03/25/2037 •		952	926
2.599% due 10/25/2034 •		523	521
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 2.569% due 04/25/2034 •		18	18

Total Asset-Backed Securities (Cost $21,653,178)			20,750,432

SOVEREIGN ISSUES 3.9%
Argentina Government International Bond
0.500% due 07/09/2030 þ		567,294	123,029
1.000% due 07/09/2029		36,438	8,590
1.125% due 07/09/2035 þ		550,755	115,460
1.125% due 07/09/2046 þ		15,639	3,605
1.300% due 09/20/2022	ARS	11,797,651	45,494
1.400% due 03/25/2023		3,989,158	14,634
1.450% due 08/13/2023		17,353,632	59,320
2.000% due 01/09/2038 þ		$113,563	33,217
2.500% due 07/09/2041 þ		326,079	84,781
15.500% due 10/17/2026	ARS	2,847,058	3,367
16.000% due 10/17/2023		123,865	291
47.331% (BADLARPP) due 10/04/2022 ~		335,699	288
Autonomous City of Buenos Aires
52.234% (BADLARPP + 3.750%) due 02/22/2028 ~		1,089,226	3,910
53.715% (BADLARPP + 3.250%) due 03/29/2024 ~		3,417,764	12,651
Colombia Government International Bond 4.000% due 02/26/2024		$32,600	31,750
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		61,729	41,515
3.875% due 04/16/2050		106,000	94,428
Guatemala Government International Bond 6.125% due 06/01/2050		1,000	843
Israel Government International Bond
3.800% due 05/13/2060		115,235	96,308
4.500% due 04/03/2120		48,000	43,735
Korea Development Bank 4.800% due 06/10/2023	IDR	780,100,000	52,055
Peru Government International Bond
5.350% due 08/12/2040	PEN	106,531	20,861
5.400% due 08/12/2034		121,111	25,560
5.940% due 02/12/2029		534,706	127,686
6.150% due 08/12/2032		365,779	84,547
6.350% due 08/12/2028		661,695	163,021
6.900% due 08/12/2037		12,016	2,845
6.950% due 08/12/2031		186,220	46,216
8.200% due 08/12/2026		585,476	159,969

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Provincia de Buenos Aires 49.102% due 04/12/2025	ARS	941,356	3,161
Qatar Government International Bond 4.400% due 04/16/2050		$10,750	10,287
Republic of Greece Government International Bond
2.000% due 04/22/2027 (n)	EUR	29,093	29,525
3.900% due 01/30/2033 (n)		46,724	49,405
4.000% due 01/30/2037 (n)		78,168	86,533
4.200% due 01/30/2042 (n)		33,323	37,271
Romania Government International Bond
1.750% due 07/13/2030		141,200	105,774
2.000% due 04/14/2033		56,994	38,887
2.125% due 03/07/2028		51,300	44,368
2.750% due 04/14/2041		66,000	40,547
2.875% due 04/13/2042		132,000	81,210
3.750% due 02/07/2034		59,420	46,808
Russia Government International Bond
0.000% due 04/24/2024 ^(e)	RUB	30,965,796	50,671
4.250% due 06/23/2027 ^(e)		$62,400	17,160
4.375% due 03/21/2029 ^(e)		200	55
4.750% due 05/27/2026 ^(e)		1,400	385
4.750% due 05/27/2026		14,600	4,015
4.875% due 09/16/2023		30,000	7,950
5.100% due 03/28/2035 ^(e)		5,600	1,484
5.250% due 06/23/2047 ^(e)		297,800	78,917
5.625% due 04/04/2042 ^(e)		362,400	106,908
5.875% due 09/16/2043 ^(e)		110,600	32,627
7.150% due 11/12/2025 ^(e)	RUB	34,182,840	55,936
7.400% due 12/07/2022 ^(e)		2,570,000	4,205
7.500% due 03/31/2030 ^(e)		$2,541	699
7.600% due 07/20/2022 ^(e)	RUB	4,000,000	6,545
7.950% due 10/07/2026 ^(e)		13,227,572	21,645
12.750% due 06/24/2028 ^(e)		$7,900	2,173
Serbia Government International Bond
1.650% due 03/03/2033	EUR	78,100	51,526
3.125% due 05/15/2027		51,212	47,086
South Africa Government International Bond
4.850% due 09/30/2029		$30,100	25,787
5.750% due 09/30/2049		7,529	5,165
7.750% due 02/28/2023	ZAR	720,000	44,652
8.000% due 01/31/2030		525,700	28,095
8.250% due 03/31/2032		218,000	11,226
8.750% due 02/28/2048		315,200	14,940
8.875% due 02/28/2035		156,000	8,041
10.500% due 12/21/2026		16,966,700	1,104,383
Turkey Government International Bond
4.250% due 03/13/2025		$312,100	268,658
4.625% due 03/31/2025	EUR	24,100	23,462
5.250% due 03/13/2030		$258,921	185,619
6.350% due 08/10/2024		2,300	2,132
7.625% due 04/26/2029		324,615	274,443
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024		25,400	25,006
Venezuela Government International Bond
6.000% due 12/09/2049		67,641	5,242
7.000% due 03/31/2038 ^(e)		8,428	737
7.650% due 04/21/2025 ^(e)		40,703	3,562
7.750% due 04/13/2024		12,195	945
8.250% due 10/13/2024 ^(e)		53,077	4,512
9.000% due 05/07/2023 ^(e)		23,441	1,993
9.250% due 09/15/2027 ^(e)		60,703	5,312
9.250% due 05/07/2028 ^(e)		75,546	6,610
11.750% due 10/21/2026 ^(e)		6,260	548
11.950% due 08/05/2031 ^(e)		64,700	5,661

Total Sovereign Issues (Cost $7,306,380)			4,620,470

		SHARES
COMMON STOCKS 0.2%
ENERGY 0.0%
Constellation Oil 'B' «(f)(l)		2,442,967	265
Valaris Ltd. (f)		267,394	11,295

			11,560

FINANCIALS 0.2%
Credit Suisse Group AG		5,526,012	31,374

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Intelsat SA «(f)(l)	7,963,794	222,986

		254,360

HEALTH CARE 0.0%
NVHL SA 'A' «(f)(l)	8,220	5
NVHL SA 'D' «(f)(l)	8,220	5
NVHL SA 'E' «(f)(l)	8,220	5
NVHL SA 'F' «(f)(l)	8,220	5
NVHL SA 'G' «(f)(l)	8,220	5
NVHL SA 'H' «(f)(l)	8,220	6
NVHL SA 'I' «(f)(l)	8,220	6
NVHL SA 'J' «(f)(l)	8,220	6
NVHL SA. 'B' «(f)(l)	8,220	6
NVHL SA. 'C' «(f)(l)	8,220	6

		55

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC «(f)	5,549	0
Westmoreland Mining Holdings «(f)(l)	144,947	0

		0

Total Common Stocks (Cost $672,041)		265,975

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(f)	900,294	4,276

Total Rights (Cost $0)		4,276

WARRANTS 0.1%
ENERGY 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(l)	3	0

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	183,119	488
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	827,738	4,139

		4,627

INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	684,000	410

INFORMATION TECHNOLOGY 0.1%
Windstream Holdings LLC - Exp. 9/21/2055 «	5,118,377	109,144

Total Warrants (Cost $82,482)		114,181

PREFERRED SECURITIES 1.9%
BANKING & FINANCE 0.8%
AGFC Capital Trust 2.794% (US0003M + 1.750%) due 01/15/2067 ~	105,720,000	57,768
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)	5,245,000	4,747
CaixaBank SA
6.000% due 07/18/2022 •(j)(k)	2,600,000	2,727
6.750% due 06/13/2024 •(j)(k)	800,000	809
Charles Schwab Corp.
4.000% due 06/01/2026 •(j)	104,800,000	88,966
4.000% due 12/01/2030 •(j)	10,500,000	8,096
5.000% due 12/01/2027 •(j)	9,000,000	7,283
5.375% due 06/01/2025 •(j)	34,310,000	34,053
Encina Private Credit LLC «	24,670	0
Farm Credit Bank of Texas 6.750% (US0003M + 4.010%) due 09/15/2023 ~(j)	87,500	8,750
Nationwide Building Society 10.250% ~	1,233,257	219,911
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(j)	381,436,200	389,245
Wells Fargo & Co. 3.900% due 03/15/2026 •(j)	124,230,000	107,071

		929,426

INDUSTRIALS 0.2%
General Electric Co. 5.159% (US0003M + 3.330%) due 09/15/2022 ~(j)	199,992,000	175,983

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Sequa Corp. (15.000% PIK) 15.000% «(d)		21,979	24,937
Voyager Aviation Holdings LLC 9.500% «		33,294	10,066

			210,986

UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(j)(l)		41,201,923	1,046,054

Total Preferred Securities (Cost $2,470,844)			2,186,466

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
CBL & Associates Properties, Inc.		71,693	1,684
Uniti Group, Inc.		1,524,129	14,357
VICI Properties, Inc.		11,625,222	346,316

Total Real Estate Investment Trusts (Cost $161,465)			362,357

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (m) 0.1%			60,992

ARGENTINA TREASURY BILLS 0.2%
32.047% due 07/29/2022 - 12/16/2022 (g)(h)	ARS	59,217,950	209,891

ISRAEL TREASURY BILLS 0.2%
0.023% due 12/07/2022 - 01/04/2023 (g)(h)	ILS	637,400	181,722

U.S. TREASURY BILLS 0.0%
1.296% due 08/18/2022 - 09/22/2022 (g)(h)(r)		$29,923	29,859

			29,859

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
1.578% due 09/20/2022 (g)(h)(r)		1,937	1,930

			1,930

Total Short-Term Instruments (Cost $571,049)			484,394

Total Investments in Securities (Cost $150,749,935)			137,101,720

		SHARES
INVESTMENTS IN AFFILIATES 1.7%
COMMON STOCKS 0.4%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (f)		50,862,666	54,423
iHeartMedia, Inc. 'A' (f)		9,028,024	71,231
iHeartMedia, Inc. 'B' «		12,214,441	86,735

			212,389

INDUSTRIALS 0.2%
Neiman Marcus Group Ltd. LLC «(l)		919,864	158,997
Noble Corp. (l)		4,688,652	118,857
Sierra Hamilton Holder LLC «(l)		15,369,768	2

			277,856

Total Common Stocks (Cost $762,473)			490,245

SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III		156,391,937	1,517,627

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $1,518,222)	1,517,627

Total Investments in Affiliates (Cost $2,280,695)	2,007,872

Total Investments 118.1% (Cost $153,030,630)	$139,109,592
Financial Derivative Instruments (o)(q) (0.8)%(Cost or Premiums, net $109,983)	(997,560)
Other Assets and Liabilities, net (17.3)%	(20,317,708)

Net Assets 100.0%	$117,794,324

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022	09/24/2020	$1,114,426	$1,046,054	0.89%
Constellation Oil 'B'	06/10/2022	265	265	0.00
Constellation Oil Class 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	22,800	20,279	0.02
Deutsche Bank AG 3.035% due 05/28/2032	05/25/2021 - 09/29/2021	90,124	71,125	0.06
Fidere Gestion De Vivienda 2.094% due 08/15/2023	10/31/2018	82,033	72,295	0.06
GHH Holdings Ltd. 2.909% due 12/04/2024	10/10/2018	98,716	88,634	0.07
Hotel Ltd. 2.591% due 02/07/2023	07/09/2018	71,550	65,444	0.06
Intelsat SA	06/19/2017 - 02/23/2022	612,233	222,986	0.19
Isla Vista Owner LLC 4.374% due 05/09/2023	11/15/2018	53,562	53,423	0.05
Kiinteisto oy Paulon Talo 2.300% due 11/15/2022	04/18/2018	48,875	41,320	0.04
Koala Ppn 0.000% due 09/20/2032	06/24/2022	429,992	426,199	0.36
NVHL SA 'A'	03/09/2012 - 05/01/2013	26	5	0.00
NVHL SA 'D'	03/09/2012 - 05/01/2013	26	5	0.00
NVHL SA 'E'	03/09/2012 - 05/01/2013	26	5	0.00
NVHL SA 'F'	03/09/2012 - 05/01/2013	27	5	0.00
NVHL SA 'G'	03/09/2012 - 05/01/2013	27	5	0.00
NVHL SA 'H'	03/09/2012 - 05/01/2013	27	6	0.00
NVHL SA 'I'	03/09/2012 - 05/01/2013	27	6	0.00
NVHL SA 'J'	03/09/2012 - 05/01/2013	27	6	0.00
NVHL SA. 'B'	03/09/2012 - 05/01/2013	27	6	0.00
NVHL SA. 'C'	03/09/2012 - 05/01/2013	27	6	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020	29,624	158,997	0.13
Noble Corp.	02/05/2021 - 02/27/2021	57,604	118,857	0.10
Oracle Corp. 3.950% due 03/25/2051	03/22/2021 - 10/05/2021	37,868	27,920	0.02
Oracle Corp. 4.100% due 03/25/2061	03/22/2021 - 10/05/2021	47,561	31,930	0.03
Sierra Hamilton Holder LLC	07/31/2017	3,896	2	0.00
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	4,070	0	0.00

		$2,805,466	$2,445,785	2.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$60,992	U.S. Treasury Notes 3.000% due 06/30/2024	$(62,212)	$60,992	$60,993

Total Repurchase Agreements	$(62,212)	$60,992	$60,993

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	(0.750)%	06/17/2022	TBD(3)	$(10,537)	$(10,534)
BRC	(3.500)	04/14/2022	TBD(3)	EUR	(3,892)	(4,048)
(3.250)	01/27/2022	TBD(3)	(7,548)	(7,823)
(2.500)	01/12/2022	TBD(3)	(34,821)	(36,057)
(2.500)	01/27/2022	TBD(3)	(13,885)	(14,391)
(1.500)	06/02/2022	TBD(3)	(23,047)	(24,123)
(1.500)	07/01/2022	TBD(3)	(8,697)	(9,114)
0.000	05/23/2022	TBD(3)	$(6,599)	(6,600)
DBL	(3.250)	06/07/2022	TBD(3)	EUR	(24,075)	(25,174)
FBF	(1.900)	06/16/2022	TBD(3)	(9,147)	(9,578)
(0.750)	06/23/2022	TBD(3)	$(6,941)	(6,940)
(0.250)	06/17/2022	TBD(3)	(4,884)	(4,883)
JML	(1.000)	06/16/2022	TBD(3)	(3,347)	(3,346)

Total Reverse Repurchase Agreements	$(162,611)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.0)%
Uniform Mortgage-Backed Security, TBA	1.500%	08/01/2052	$32,175	$(26,739)	$(26,701)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2037	300	(281)	(280)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2052	304,500	(262,541)	(264,059)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2052	205,655	(189,040)	(185,009)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2052	1,474,295	(1,324,212)	(1,324,749)
Uniform Mortgage-Backed Security, TBA	3.000	07/01/2052	44,550	(41,428)	(42,013)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2052	695	(701)	(669)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2037	102,300	(104,042)	(103,221)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2052	372,200	(374,816)	(372,912)

Total Short Sales (2.0)%	$(2,323,800)	$(2,319,613)

(n)	Securities with an aggregate market value of $158,952 and cash of $620 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(314,130) at a weighted average interest rate of (1.463%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	2,515	$6,288	$(2,352)	$(3,108)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	2,515	6,288	(2,042)	(2,027)
Put - CME 90-Day Eurodollar December 2022 Futures	97.500	12/19/2022	4,980	12,450	(3,603)	(15,916)
Call - CME 90-Day Eurodollar December 2022 Futures	98.500	12/19/2022	4,980	12,450	(2,171)	(216)

Total Written Options	$(10,168)	$(21,267)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2022	6,109	$795,055	$(117)	$12,740	$0
Euro-BTP Italy Government Bond September Futures	09/2022	17,480	2,255,333	(47,601)	53,672	0
Euro-Bund 10-Year Bond September Futures	09/2022	4	624	(4)	15	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Euro-Buxl 30-Year Bond September Futures	09/2022	2	343	(29)	15	0
U.S. Treasury 2-Year Note September Futures	09/2022	1,344	282,261	(894)	756	0
U.S. Treasury 10-Year Ultra September Futures	09/2022	2,098	267,233	(2,909)	2,786	0

$(51,554)	$69,984	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2022	11,965	$(981,935)	$2,151	$0	$(6,436)
U.S. Treasury 5-Year Note September Futures	09/2022	317	(35,583)	114	0	(223)
U.S. Treasury 10-Year Note September Futures	09/2022	74,470	(8,827,022)	58,762	0	(75,633)
U.S. Treasury 30-Year Bond September Futures	09/2022	21,145	(2,931,226)	20,180	0	(35,682)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	15,493	(2,391,248)	52,687	0	(36,312)
United Kingdom Long Gilt September Futures	09/2022	1,395	(193,553)	6,994	0	(3,107)

$140,888	$0	$(157,393)

Total Futures Contracts	$89,334	$69,984	$(157,393)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

British Telecommunications PLC	(1.000)%	Quarterly	06/20/2028	1.697%	EUR	3,300	$120	$11	$131	$13	$0
Sprint Communications, Inc.	(5.000)	Quarterly	06/20/2024	1.055	$2,200	(304)	135	(169)	1	0

$(184)	$146	$(38)	$14	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2028	1.437%	EUR	25,700	$567	$(1,206)	$(639)	$0	$(258)
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.952	$21,900	278	(257)	21	0	(8)
AT&T, Inc.	1.000	Quarterly	12/20/2025	1.108	2,400	31	(39)	(8)	0	(2)
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.142	14,600	241	(313)	(72)	0	(11)
AT&T, Inc.	1.000	Quarterly	12/20/2026	1.227	2,300	26	(47)	(21)	0	(3)
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.502	51,400	373	(237)	136	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.622	EUR	65,500	435	(290)	145	0	(27)
Boeing Co.	1.000	Quarterly	12/20/2022	1.222	$22,100	4	(21)	(17)	0	(2)
Boeing Co.	1.000	Quarterly	06/20/2023	1.520	115,300	418	(962)	(544)	0	(32)
Boeing Co.	1.000	Quarterly	12/20/2023	1.745	13,300	100	(238)	(138)	0	(13)
Boeing Co.	1.000	Quarterly	12/20/2024	2.015	11,530	(279)	10	(269)	0	(12)
Boeing Co.	1.000	Quarterly	06/20/2026	2.327	7,750	(47)	(316)	(363)	0	(7)
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	56,900	(257)	(2,960)	(3,217)	0	(77)
Boeing Co.	1.000	Quarterly	06/20/2027	2.538	30,200	(1,551)	(435)	(1,986)	0	(43)
Bombardier, Inc.	5.000	Quarterly	06/20/2024	7.828	8,400	(68)	(331)	(399)	12	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	8.213	2,400	(119)	(38)	(157)	0	(2)
Bombardier, Inc.	5.000	Quarterly	06/20/2025	8.463	300	(22)	(2)	(24)	0	0
British Telecommunications PLC	1.000	Quarterly	6/20/2028	1.697	EUR	37,700	(227)	(1,268)	(1,495)	0	(293)
Comcast Corp.	1.000	Quarterly	12/20/2026	0.786	$4,600	121	(79)	42	0	(3)
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.798	12,900	(79)	(333)	(412)	0	(19)
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	2.093	7,200	53	(367)	(314)	0	(32)
Ford Motor Co.	5.000	Quarterly	12/20/2022	2.085	15,000	702	(474)	228	0	(4)
Ford Motor Co.	5.000	Quarterly	12/20/2024	3.479	24,300	2,324	(1,452)	872	0	(84)
Ford Motor Co.	5.000	Quarterly	06/20/2026	4.039	6,700	744	(516)	228	0	(30)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Ford Motor Co.	5.000	Quarterly	12/20/2026	4.268		8,800	1,089	(837)	252	0	(48)
Ford Motor Co.	5.000	Quarterly	06/20/2027	4.446		16,700	1,581	(1,185)	396	0	(81)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.974		400	47	(41)	6	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2023	2.731		6,600	516	(364)	152	0	(4)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2024	3.134		7,900	554	(270)	284	0	(3)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	3.389		28,300	1,920	(847)	1,073	0	(37)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	3.556		50,300	4,272	(2,267)	2,005	0	(38)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	3.772		15,100	544	41	585	0	(23)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	3.931		21,300	2,034	(1,232)	802	0	(37)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2026	4.148		13,400	1,508	(1,064)	444	0	(37)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	4.319		47,500	4,548	(3,176)	1,372	0	(142)
General Electric Co.	1.000	Quarterly	12/20/2023	0.844		72,800	1,061	(876)	185	0	(27)
General Electric Co.	1.000	Quarterly	06/20/2026	1.530		60,700	537	(1,695)	(1,158)	0	(44)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700		31,200	370	(1,247)	(877)	0	(35)
General Motors Co.	5.000	Quarterly	12/20/2026	2.634		47,300	9,144	(4,670)	4,474	0	(63)
Hess Corp.	1.000	Quarterly	12/20/2026	1.797		16,000	(174)	(337)	(511)	0	(30)
Lennar Corp.	5.000	Quarterly	12/20/2026	2.322		12,400	2,558	(1,220)	1,338	0	(25)
Morgan Stanley	1.000	Quarterly	12/20/2022	0.568		12,200	85	(57)	28	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	4.406	EUR	51,500	(4,761)	(2,975)	(7,736)	0	(483)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	3.940		36,900	(3,945)	347	(3,598)	0	(316)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.096		77,200	(2,940)	(5,909)	(8,849)	0	(736)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	4.270		261,700	(12,603)	(22,205)	(34,808)	0	(2,666)
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	1.293		5,000	(2)	(82)	(84)	0	(36)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	1.105		$13,300	302	(350)	(48)	0	(9)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.198		62,700	1,471	(1,962)	(491)	0	(77)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	1.272		41,000	(64)	(425)	(489)	0	(36)

							$13,420	$(67,076)	$(53,656)	$12	$(5,996)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
										Variation Margin(6)
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 5-Year Index		(1.000)%	Quarterly	12/20/2025		$205,800	$(1,977)	$605	$(1,372)	$37	$0
iTraxx Europe Main 36 5-Year Index		(1.000)	Quarterly	12/20/2026	EUR	142,400	(1,203)	1,867	664	347	0

							$(3,180)	$2,472	$(708)	$384	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin(6)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-28 5-Year Index		1.000%	Quarterly	12/20/2022		$34,216	$(791)	$(1,806)	$(2,597)	$62	$0
CDX.EM-29 5-Year Index		1.000	Quarterly	06/20/2023		17,578	(612)	(843)	(1,455)	2	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

CDX.EM-30 5-Year Index	1.000	Quarterly		12/20/2023		61,288	119	(5,629)	(5,510)	0	(13)
CDX.EM-31 5-Year Index	1.000	Quarterly		06/20/2024		204,591	(509)	(16,662)	(17,171)	59	0
CDX.EM-32 5-Year Index	1.000	Quarterly		12/20/2024		79,887	(381)	(6,818)	(7,199)	0	(12)
CDX.EM-34 5-Year Index	1.000	Quarterly		12/20/2025		235,900	(27,652)	(3,922)	(31,574)	0	(73)
CDX.EM-35 5-Year Index	1.000	Quarterly		06/20/2026		1,600	(52)	(137)	(189)	2	0
CDX.EM-36 5-Year Index	1.000	Quarterly		12/20/2026		2,453,600	(102,389)	(216,353)	(318,742)	0	(2,466)
CDX.HY-34 5-Year Index	5.000	Quarterly		06/20/2025		8,190	756	(744)	12	0	(11)
CDX.HY-35 5-Year Index	5.000	Quarterly		12/20/2025		13,108	1,255	(1,291)	(36)	0	(21)
CDX.HY-36 5-Year Index	5.000	Quarterly		06/20/2026		874,962	9,161	(16,086)	(6,925)	0	(1,301)
CDX.HY-37 5-Year Index	5.000	Quarterly		12/20/2026		302,148	21,900	(25,648)	(3,748)	0	(214)
CDX.HY-38 5-Year Index	5.000	Quarterly		06/20/2027		11,523,501	303,975	(624,394)	(320,419)	0	(14,943)
CDX.IG-37 5-Year Index	1.000	Quarterly		12/20/2026		10,600	236	(210)	26	0	(2)
CDX.IG-38 5-Year Index	1.000	Quarterly		06/20/2027		260,300	3,147	(3,150)	(3)	0	(51)
iTraxx Asia Ex-Japan 37 5-Year Index	1.000	Quarterly		06/20/2027		321,800	(1,574)	(4,279)	(5,853)	0	(819)
iTraxx Crossover 36 5-Year Index	5.000	Quarterly		12/20/2026	EUR	212,700	6,546	(10,265)	(3,719)	0	(1,933)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly		06/20/2027		123,400	1,906	(5,728)	(3,822)	0	(1,172)
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly		12/20/2026		342,800	1,432	(3,030)	(1,598)	0	(835)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly		06/20/2027		430,100	1,600	(5,446)	(3,846)	0	(1,156)

							$218,073	$(952,441)	$(734,368)	$125	$(25,022)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	856,700	$82,944	$67,840	$150,784	$0	$(15,588)
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2042		126,300	3,484	40,014	43,498	0	(3,086)
Pay	1-Day GBP-SONIO Compounded-OIS	1.096	Annual	02/14/2052		62,400	(736)	(17,434)	(18,170)	1,976	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		29,900	(366)	(8,632)	(8,998)	941	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		29,900	(367)	(8,308)	(8,675)	948	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		59,900	(784)	(15,440)	(16,224)	1,925	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		1,906,250	26,570	706,996	733,566	0	(56,708)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	09/20/2026	JPY	155,370,000	(15,084)	27,375	12,291	842	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027		45,730,000	0	(547)	(547)	303	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		275,310,000	1,870	45,700	47,570	0	(2,648)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		1,037,000,000	10,945	186,396	197,341	0	(11,331)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		154,460,000	1,850	9,053	10,903	0	(2,222)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		82,420,000	24,036	17,215	41,251	0	(2,052)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		12,000,000	0	2,624	2,624	0	(322)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		$192,700	(350)	(9,206)	(9,556)	1,041	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		324,900	(668)	(10,596)	(11,264)	1,798	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027		306,100	(972)	(14,530)	(15,502)	1,694	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027		228,000	(788)	(9,074)	(9,862)	1,270	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		230,500	(798)	(9,281)	(10,079)	1,287	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,065,410	101,423	69,567	170,990	0	(11,497)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		424,700	13,619	6,640	20,259	0	(2,380)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		716,600	18,002	16,263	34,265	0	(4,147)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027		475,000	(1,894)	(9,720)	(11,614)	2,713	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027		326,200	(1,337)	(4,857)	(6,194)	1,871	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027		323,400	(1,618)	(1,056)	(2,674)	1,872	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027		468,710	0	8,510	8,510	0	(2,645)
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		451,470	0	7,775	7,775	0	(2,553)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		53,800	(128)	(3,378)	(3,506)	348	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		240,700	(644)	(11,563)	(12,207)	1,591	0
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029		196,100	(512)	(6,081)	(6,593)	1,321	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		614,570	28,368	40,489	68,857	0	(3,947)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		316,880	18,379	17,271	35,650	0	(2,067)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		4,866,020	304,944	7,918	312,862	0	(32,438)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032		182,700	(685)	(15,984)	(16,669)	1,430	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032		161,950	(577)	(12,563)	(13,140)	1,280	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		172,450	(638)	(14,074)	(14,712)	1,362	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		60,600	(285)	(4,785)	(5,070)	481	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		651,050	(3,216)	(49,173)	(52,389)	5,228	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		324,550	(1,671)	(22,898)	(24,569)	2,616	0
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		54,500	578	1,306	1,884	0	(461)
Receive	1-Day USD-SOFR Compounded-OIS	2.451	Annual	06/08/2032		185,100	1,758	3,574	5,332	0	(1,574)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		1,076,355	(88,155)	(45,342)	(133,497)	8,059	(354)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		1,725,280	(79,826)	(76,739)	(156,565)	14,022	0
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023	BRL	1,691,200	36	(5,705)	(5,669)	64	0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		1,313,100	0	(4,360)	(4,360)	50	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		436,900	0	(1,408)	(1,408)	17	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		14,497,400	(44,891)	(88,498)	(133,389)	556	0
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023		703,100	0	509	509	0	(27)
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023		467,500	0	327	327	0	(18)
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023		1,210,800	0	756	756	0	(46)
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023		580,800	0	360	360	0	(22)
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023		1,208,400	0	725	725	0	(46)
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023		2,472,800	0	979	979	0	(93)
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023		306,300	0	117	117	0	(12)
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023		1,236,300	0	430	430	0	(47)
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023		3,104,500	0	1,076	1,076	0	(117)
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023		2,472,800	0	793	793	0	(93)
Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023		4,063,700	0	1,321	1,321	0	(153)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		232,000	0	(1,270)	(1,270)	107	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		154,200	0	(833)	(833)	71	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		190,800	0	(896)	(896)	88	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		521,200	0	(1,200)	(1,200)	238	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		866,500	0	(1,739)	(1,739)	395	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		435,900	0	(780)	(780)	199	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		427,100	0	(757)	(757)	195	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		872,100	0	(1,497)	(1,497)	397	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		280,100	0	(1,870)	(1,870)	169	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		141,400	0	(925)	(925)	85	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		141,500	0	(915)	(915)	85	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		72,600	0	(302)	(302)	43	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		314,300	0	(1,284)	(1,284)	185	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		750,900	0	(2,465)	(2,465)	440	0
Pay	3-Month CAD-Bank Bill	2.625	Semi-Annual	03/19/2027	CAD	172,700	9,232	(13,667)	(4,435)	515	0
Pay	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	39,316	(43,895)	(4,579)	1,133	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	8,212	(11,954)	(3,742)	449	0
Pay	3-Month CAD-Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	3,971	(4,197)	(226)	136	0
Receive	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2047		14,000	920	3,956	4,876	0	(60)
Receive	3-Month CAD-Bank Bill	1.300	Semi-Annual	06/16/2047		340,700	14,213	91,104	105,317	0	(1,679)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		$202,500	676	3,505	4,181	0	(107)
Pay(7)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		5,203,300	(96,481)	(22,247)	(118,728)	6,843	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	01/26/2024		306,100	(344)	(9,715)	(10,059)	498	0
Pay	3-Month USD-LIBOR	1.088	Semi-Annual	02/03/2024		463,700	(748)	(13,933)	(14,681)	819	0
Pay(7)	3-Month USD-LIBOR	1.700	Semi-Annual	03/06/2024		682,700	(847)	(10,841)	(11,688)	981	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	3-Month USD-LIBOR	0.350	Semi-Annual	11/05/2024		820,000	17,093	36,685	53,778	0	(2,329)
Receive	3-Month USD-LIBOR	0.600	Semi-Annual	12/14/2024		3,976,455	60,613	182,350	242,963	0	(11,700)
Receive	3-Month USD-LIBOR	0.700	Semi-Annual	12/14/2024		10,241,100	3,768	597,353	601,121	0	(30,206)
Receive	3-Month USD-LIBOR	0.800	Semi-Annual	12/14/2024		10,221,000	(17,191)	592,566	575,375	0	(30,219)
Receive	3-Month USD-LIBOR	0.350	Semi-Annual	12/18/2024		1,460,000	13,856	85,097	98,953	0	(4,026)
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026		290,050	(399)	23,129	22,730	0	(1,391)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		5,706,900	(105,954)	(444,874)	(550,828)	26,654	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		670,750	(10,308)	60,958	50,650	0	(3,621)
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027		415,700	(935)	(26,785)	(27,720)	2,150	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/11/2027		246,000	(526)	(13,763)	(14,289)	1,391	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/12/2027		152,500	(313)	(8,557)	(8,870)	863	0
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027		287,000	(728)	(17,985)	(18,713)	1,628	0
Pay	3-Month USD-LIBOR	1.443	Semi-Annual	01/18/2027		309,600	(813)	(19,096)	(19,909)	1,571	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		215,100	0	14,800	14,800	0	(1,219)
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	01/20/2027		146,200	(238)	(9,358)	(9,596)	830	0
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027		956,100	(3,308)	(53,510)	(56,818)	5,448	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		761,430	0	53,065	53,065	0	(4,403)
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027		3,045,800	(10,480)	(167,564)	(178,044)	17,735	0
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	02/16/2027		301,850	(815)	(17,119)	(17,934)	1,756	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		709,700	0	46,551	46,551	0	(4,112)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		2,839,700	(10,680)	(142,371)	(153,051)	16,573	0
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		528,800	0	35,574	35,574	0	(3,058)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027		1,763,000	(44,914)	(54,727)	(99,641)	10,262	0
Receive	3-Month USD-LIBOR	0.450	Semi-Annual	03/30/2027		250,200	12,359	16,269	28,628	0	(1,271)
Receive	3-Month USD-LIBOR	0.550	Semi-Annual	12/18/2027		467,500	(353)	59,564	59,211	0	(2,552)
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		147,600	(301)	14,691	14,390	0	(949)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		4,543,974	(253,413)	(382,032)	(635,445)	27,418	0
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		114,500	0	10,311	10,311	0	(745)
Receive	3-Month USD-LIBOR	1.410	Semi-Annual	08/24/2028		473,000	0	41,751	41,751	0	(3,082)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	08/25/2028		144,696	0	13,123	13,123	0	(941)
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028		226,300	(450)	(21,968)	(22,418)	1,418	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		1,382,211	(2,820)	(122,946)	(125,766)	8,874	0
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028		224,400	(530)	22,738	22,208	0	(1,416)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029		168,023	0	14,687	14,687	0	(1,106)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029		611,000	(1,791)	(43,802)	(45,593)	4,056	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		86,750	(197)	(7,320)	(7,517)	574	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		120,300	(277)	(9,285)	(9,562)	799	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		144,450	(372)	(11,171)	(11,543)	966	0
Receive	3-Month USD-LIBOR	0.650	Semi-Annual	07/15/2030		1,390,000	7,209	230,786	237,995	0	(9,949)
Receive	3-Month USD-LIBOR	0.711	Semi-Annual	07/28/2030		129,300	(944)	22,586	21,642	0	(938)
Receive	3-Month USD-LIBOR	0.678	Semi-Annual	07/29/2030		122,100	(881)	21,621	20,740	0	(885)
Receive	3-Month USD-LIBOR	0.674	Semi-Annual	08/05/2030		119,100	(893)	21,220	20,327	0	(866)
Receive	3-Month USD-LIBOR	0.685	Semi-Annual	09/24/2030		150,000	0	25,837	25,837	0	(1,060)
Receive	3-Month USD-LIBOR	0.725	Semi-Annual	09/25/2030		150,000	0	25,372	25,372	0	(1,062)
Receive	3-Month USD-LIBOR	0.610	Semi-Annual	10/01/2030		150,000	12,469	14,605	27,074	0	(1,066)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		219,500	709	33,246	33,955	0	(1,609)
Receive	3-Month USD-LIBOR	0.700	Semi-Annual	12/18/2030		757,500	32,293	101,768	134,061	0	(5,171)
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	04/12/2031		177,700	0	26,155	26,155	0	(1,364)
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	04/12/2031		888,400	(5,418)	(109,787)	(115,205)	6,909	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	05/10/2031		249,975	0	35,361	35,361	0	(1,957)
Pay	3-Month USD-LIBOR	1.450	Semi-Annual	05/10/2031		999,900	(78)	(125,490)	(125,568)	7,919	0
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	05/11/2031		156,000	0	21,444	21,444	0	(1,224)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	05/11/2031		1,000,000	4,671	(126,257)	(121,586)	7,938	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	05/12/2031		1,000,000	4,663	(126,230)	(121,567)	7,936	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		243,400	13,920	30,419	44,339	0	(1,628)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		7,602,290	(721,581)	(669,638)	(1,391,219)	56,037	0
Receive	3-Month USD-LIBOR	1.470	Semi-Annual	07/15/2031		235,600	(1,048)	29,851	28,803	0	(1,859)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		118,500	(270)	15,773	15,503	0	(931)
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2031		178,300	190	23,291	23,481	0	(1,400)
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031		288,000	(1,411)	38,904	37,493	0	(2,251)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031		172,500	(5,262)	(16,557)	(21,819)	1,358	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		172,200	(4,734)	(16,626)	(21,360)	1,368	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031		115,100	(328)	(13,990)	(14,318)	917	0
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031		116,200	(3,109)	(11,284)	(14,393)	929	0
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	01/12/2032		115,350	(1,188)	(11,018)	(12,206)	925	0
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	01/24/2032		144,550	(2,581)	(13,840)	(16,421)	1,160	0
Pay	3-Month USD-LIBOR	1.768	Semi-Annual	02/02/2032		109,000	(395)	(10,851)	(11,246)	803	0
Receive	3-Month USD-LIBOR	1.988	Semi-Annual	02/09/2032		43,400	271	3,389	3,660	0	(323)
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	02/09/2032		72,300	329	5,710	6,039	0	(596)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	02/18/2032		262,800	(1,886)	(20,341)	(22,227)	2,159	0
Receive	3-Month USD-LIBOR	1.900	Semi-Annual	05/18/2032		5,207,200	(42,978)	547,529	504,551	0	(53,207)
Receive	3-Month USD-LIBOR	0.900	Semi-Annual	03/12/2050		1,085,000	8,587	421,118	429,705	0	(6,917)
Receive	3-Month USD-LIBOR	0.950	Semi-Annual	12/11/2050		1,343,300	6,009	521,812	527,821	0	(8,545)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		3,900	845	526	1,371	0	(23)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051		66,100	9,691	9,765	19,456	0	(433)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	04/08/2051		275,500	0	(70,173)	(70,173)	1,887	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		3,516,800	628,180	529,037	1,157,217	0	(44,369)
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		148,100	(3,068)	36,551	33,483	0	(1,192)
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	01/24/2052		28,900	(897)	(5,461)	(6,358)	234	0
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	01/26/2052		28,900	(550)	(5,504)	(6,054)	237	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/15/2052		75,000	7,800	21,508	29,308	0	(477)
Receive	3-Month USD-LIBOR	0.975	Semi-Annual	06/17/2052		97,800	10,595	28,159	38,754	0	(612)
Receive	3-Month USD-LIBOR	1.025	Semi-Annual	06/22/2052		75,000	8,237	20,735	28,972	0	(474)
Receive	3-Month USD-LIBOR	1.035	Semi-Annual	06/28/2052		48,500	5,327	13,310	18,637	0	(310)
Receive	3-Month ZAR-JIBAR	6.547	Quarterly	03/18/2023	ZAR	734,000	0	(186)	(186)	0	(14)
Pay	3-Month ZAR-JIBAR	5.015	Quarterly	12/10/2025		1,000,000	0	(5,165)	(5,165)	0	(1)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	3-Month ZAR-JIBAR	5.005	Quarterly	12/11/2025		670,000	0	(3,478)	(3,478)	0	(1)
Pay	3-Month ZAR-JIBAR	4.990	Quarterly	12/14/2025		670,000	0	(3,511)	(3,511)	0	(2)
Pay	3-Month ZAR-JIBAR	4.925	Quarterly	12/15/2025		1,060,000	0	(5,685)	(5,685)	0	(4)
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	12/17/2025		1,829,750	4	(10,108)	(10,104)	0	(10)
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		2,769,800	(81)	(15,318)	(15,399)	0	(38)
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		8,604,900	(353)	(47,731)	(48,084)	0	(104)
Pay	3-Month ZAR-JIBAR	4.950	Quarterly	01/27/2026		850,000	0	(4,639)	(4,639)	0	(7)
Pay	3-Month ZAR-JIBAR	4.915	Quarterly	02/01/2026		3,123,900	(473)	(16,894)	(17,367)	0	(24)
Pay	3-Month ZAR-JIBAR	5.065	Quarterly	02/09/2026		6,333,500	(775)	(32,768)	(33,543)	0	(37)
Pay	3-Month ZAR-JIBAR	5.020	Quarterly	02/11/2026		1,083,600	0	(5,853)	(5,853)	0	(7)
Receive	3-Month ZAR-JIBAR	5.970	Quarterly	03/10/2026		204,100	0	754	754	2	0
Receive	3-Month ZAR-JIBAR	6.845	Quarterly	03/18/2026		6,030,000	(1,075)	13,107	12,032	95	0
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		625,500	(1)	345	344	0	(48)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		327,300	(1)	(669)	(670)	0	(60)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/15/2023	AUD	3,175,400	195,330	(151,136)	44,194	0	(1,809)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2023		397,900	28,677	(22,458)	6,219	0	(224)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	12/11/2023		462,900	35,562	(32,424)	3,138	289	0
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024		1,180,600	34,052	(44,550)	(10,498)	2,075	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		755,720	32,046	(37,159)	(5,113)	1,227	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(126)	(662)	(788)	44	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	9,736	(42,542)	(32,806)	2,943	0
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	38,900	0	1,082	1,082	0	(122)
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		38,100	0	1,421	1,421	0	(186)
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		16,600	0	842	842	0	(108)
Receive	6-Month EUR-EURIBOR	0.260	Annual	03/18/2025		4,777,800	949	233,697	234,646	0	(29,718)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		875,000	54	45,974	46,028	0	(6,877)
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		32,000	0	1,902	1,902	0	(262)
Receive	6-Month EUR-EURIBOR	0.135	Annual	07/24/2025		375,000	0	19,712	19,712	0	(3,056)
Receive	6-Month EUR-EURIBOR	0.155	Annual	07/27/2025		600,000	0	32,170	32,170	0	(4,881)
Receive	6-Month EUR-EURIBOR	0.230	Annual	07/29/2025		300,000	0	17,050	17,050	0	(2,430)
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		20,500	0	1,474	1,474	0	(200)
Receive	6-Month EUR-EURIBOR	0.294	Annual	06/30/2026		9,900	0	801	801	0	(110)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		226,800	(1,113)	(10,005)	(11,118)	2,890	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		96,600	(525)	(4,458)	(4,983)	1,230	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		428,500	(3,232)	(19,819)	(23,051)	5,664	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		491,000	(1,792)	(15,924)	(17,716)	6,594	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		235,750	(883)	(7,703)	(8,586)	3,179	0
Receive	6-Month EUR-EURIBOR	0.650	Annual	02/18/2029		58,900	4,759	(9,541)	(4,782)	934	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/18/2029		58,900	333	4,449	4,782	0	(934)
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029		5,603,500	(10,567)	(447,115)	(457,682)	88,234	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	03/04/2029		4,913,200	24,293	(426,958)	(402,665)	76,930	0
Pay	6-Month EUR-EURIBOR	0.050	Annual	02/05/2030		1,778,300	(1,949)	(269,860)	(271,809)	28,844	0
Pay	6-Month EUR-EURIBOR	0.050	Annual	02/13/2030		889,000	8,768	(145,321)	(136,553)	14,352	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		279,900	311	45,646	45,957	0	(4,378)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		451,200	(19,829)	86,919	67,090	0	(7,608)
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/30/2030		120,000	0	18,817	18,817	0	(2,006)
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/31/2030		120,000	0	18,822	18,822	0	(2,004)
Receive	6-Month EUR-EURIBOR	0.030	Annual	08/03/2030		120,000	0	18,982	18,982	0	(1,998)
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/04/2030		120,000	0	19,198	19,198	0	(1,994)
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/05/2030		120,000	0	19,202	19,202	0	(1,992)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	6-Month EUR-EURIBOR	0.060	Annual	08/07/2030		120,000	0	18,687	18,687	0	(1,996)
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/13/2030		120,000	0	19,294	19,294	0	(1,982)
Receive(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		2,044,700	192,585	201,275	393,860	0	(35,398)
Pay	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		87,300	8,105	(42,872)	(34,767)	2,012	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		626,000	(58,467)	310,214	251,747	0	(14,992)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,557,071	10,675	875,831	886,506	0	(64,595)
Pay	28-Day MXN-TIIE	4.490	Lunar	10/12/2022	MXN	600,000	0	(344)	(344)	0	(3)
Pay	28-Day MXN-TIIE	4.460	Lunar	10/13/2022		550,000	0	(319)	(319)	0	(2)
Pay	28-Day MXN-TIIE	4.555	Lunar	11/01/2022		575,000	0	(418)	(418)	0	(3)
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		538,600	0	(109)	(109)	1	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		936,700	0	(220)	(220)	3	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		1,673,100	(345)	(337)	(682)	0	0
Pay	28-Day MXN-TIIE	8.185	Lunar	02/10/2023		44,600,000	78,517	(90,508)	(11,991)	70	0
Receive	28-Day MXN-TIIE	6.475	Lunar	02/20/2023		2,060,000	0	1,813	1,813	1	0
Pay	28-Day MXN-TIIE	4.470	Lunar	02/27/2023		2,040,000	0	(3,225)	(3,225)	0	(7)
Pay	28-Day MXN-TIIE	4.520	Lunar	02/27/2023		4,080,000	0	(6,380)	(6,380)	0	(14)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023		14,288,800	14	(22,214)	(22,200)	0	(50)
Pay	28-Day MXN-TIIE	4.560	Lunar	02/27/2023		2,002,100	0	(3,104)	(3,104)	0	(7)
Pay	28-Day MXN-TIIE	4.565	Lunar	02/27/2023		2,040,000	0	(3,159)	(3,159)	0	(7)
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		7,393,200	(12)	(11,703)	(11,715)	0	(25)
Receive	28-Day MXN-TIIE	4.430	Lunar	03/09/2023		940,000	0	1,548	1,548	3	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/09/2023		4,065,000	0	(6,600)	(6,600)	0	(12)
Pay	28-Day MXN-TIIE	4.600	Lunar	03/09/2023		547,000	0	(870)	(870)	0	(2)
Receive	28-Day MXN-TIIE	6.413	Lunar	03/09/2023		1,670,000	0	1,635	1,635	0	0
Receive	28-Day MXN-TIIE	6.420	Lunar	03/15/2023		5,235,000	0	5,356	5,356	0	(15)
Receive	28-Day MXN-TIIE	6.441	Lunar	03/15/2023		4,830,000	0	4,903	4,903	0	(14)
Receive	28-Day MXN-TIIE	6.498	Lunar	03/15/2023		2,000,000	0	1,988	1,988	0	(6)
Receive	28-Day MXN-TIIE	6.520	Lunar	03/15/2023		1,400,000	0	1,380	1,380	0	(4)
Receive	28-Day MXN-TIIE	6.543	Lunar	03/15/2023		3,400,000	0	3,323	3,323	0	(10)
Receive	28-Day MXN-TIIE	6.562	Lunar	03/15/2023		4,485,000	0	4,350	4,350	0	(14)
Receive	28-Day MXN-TIIE	6.590	Lunar	03/15/2023		2,060,000	0	1,976	1,976	0	(6)
Receive	28-Day MXN-TIIE	6.595	Lunar	03/15/2023		3,010,000	0	2,882	2,882	0	(9)
Pay	28-Day MXN-TIIE	6.960	Lunar	03/17/2023		4,350,000	0	(3,597)	(3,597)	18	0
Pay	28-Day MXN-TIIE	6.270	Lunar	03/21/2023		1,000,000	0	(1,097)	(1,097)	4	0
Pay	28-Day MXN-TIIE	6.360	Lunar	03/22/2023		100,000	0	(107)	(107)	0	0
Pay	28-Day MXN-TIIE	6.280	Lunar	03/23/2023		3,335,000	0	(3,667)	(3,667)	14	0
Pay	28-Day MXN-TIIE	6.022	Lunar	03/24/2023		5,800,000	9,382	(16,340)	(6,958)	24	0
Pay	28-Day MXN-TIIE	5.930	Lunar	03/27/2023		1,915,000	0	(2,379)	(2,379)	8	0
Pay	28-Day MXN-TIIE	5.860	Lunar	03/29/2023		950,000	0	(1,211)	(1,211)	4	0
Receive	28-Day MXN-TIIE	8.320	Lunar	03/30/2023		13,785,730	0	4,949	4,949	0	(120)
Pay	28-Day MXN-TIIE	5.730	Lunar	04/03/2023		1,320,000	0	(1,799)	(1,799)	6	0
Pay	28-Day MXN-TIIE	5.790	Lunar	04/04/2023		1,350,000	0	(1,813)	(1,813)	6	0
Pay	28-Day MXN-TIIE	4.660	Lunar	10/11/2023		755,000	0	(2,275)	(2,275)	32	0
Receive	28-Day MXN-TIIE	4.565	Lunar	12/07/2023		355,000	0	1,208	1,208	0	(19)
Receive	28-Day MXN-TIIE	4.570	Lunar	12/07/2023		350,000	0	1,190	1,190	0	(18)
Receive	28-Day MXN-TIIE	6.380	Lunar	02/15/2024		1,320,000	0	3,206	3,206	0	(90)
Receive	28-Day MXN-TIIE	6.405	Lunar	02/16/2024		2,640,000	(6,398)	12,761	6,363	0	(181)
Receive	28-Day MXN-TIIE	6.410	Lunar	02/16/2024		2,100,000	0	5,053	5,053	0	(144)
Receive	28-Day MXN-TIIE	7.170	Lunar	03/15/2024		7,700,000	11,073	3,363	14,436	0	(570)
Pay	28-Day MXN-TIIE	6.620	Lunar	03/19/2024		1,450,000	0	(3,378)	(3,378)	106	0
Pay	28-Day MXN-TIIE	6.670	Lunar	03/20/2024		225,000	0	(515)	(515)	17	0
Pay	28-Day MXN-TIIE	6.011	Lunar	04/01/2024		1,350,000	0	(3,873)	(3,873)	97	0
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		3,812,100	0	2,670	2,670	0	(299)
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		1,598,100	0	1,141	1,141	0	(125)
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		1,031,100	0	601	601	0	(82)
Receive	28-Day MXN-TIIE	4.720	Lunar	07/31/2024		2,460,000	0	11,266	11,266	0	(193)
Pay	28-Day MXN-TIIE	4.805	Lunar	09/05/2024		590,000	0	(2,732)	(2,732)	48	0
Receive	28-Day MXN-TIIE	6.377	Lunar	09/05/2024		1,180,000	0	3,594	3,594	0	(102)
Pay	28-Day MXN-TIIE	6.660	Lunar	09/05/2024		700,000	0	(1,932)	(1,932)	61	0
Pay	28-Day MXN-TIIE	6.730	Lunar	09/05/2024		495,000	0	(1,331)	(1,331)	43	0
Pay	28-Day MXN-TIIE	4.865	Lunar	10/09/2024		580,000	0	(2,726)	(2,726)	50	0
Pay	28-Day MXN-TIIE	4.840	Lunar	10/14/2024		1,140,000	0	(5,417)	(5,417)	98	0
Receive	28-Day MXN-TIIE	4.715	Lunar	12/05/2024		555,000	0	2,835	2,835	0	(52)
Pay	28-Day MXN-TIIE	8.240	Lunar	02/10/2025		6,500,000	20,410	(28,598)	(8,188)	766	0
Receive	28-Day MXN-TIIE	6.388	Lunar	02/12/2025		1,070,000	0	3,716	3,716	0	(120)
Receive	28-Day MXN-TIIE	6.393	Lunar	02/12/2025		1,070,000	0	3,711	3,711	0	(120)
Receive	28-Day MXN-TIIE	6.395	Lunar	02/12/2025		1,075,000	0	3,725	3,725	0	(120)
Receive	28-Day MXN-TIIE	6.408	Lunar	02/12/2025		1,530,000	0	5,279	5,279	0	(171)
Receive	28-Day MXN-TIIE	6.623	Lunar	03/12/2025		1,750,000	0	5,696	5,696	0	(206)
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		1,604,600	(5,315)	(3,273)	(8,588)	200	0
Pay	28-Day MXN-TIIE	5.065	Lunar	10/08/2025		470,000	0	(2,758)	(2,758)	66	0
Pay	28-Day MXN-TIIE	8.410	Lunar	02/05/2026		8,240,000	41,729	(51,034)	(9,305)	1,477	0
Pay	28-Day MXN-TIIE	8.375	Lunar	02/08/2027		2,700,000	23,698	(26,860)	(3,162)	563	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		456,500	0	528	528	0	(96)
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		317,600	0	154	154	0	(68)
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		3,177,000	897	(22,627)	(21,730)	610	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,364,100	(13)	2,858	2,845	0	(312)
Receive	28-Day MXN-TIIE	6.500	Lunar	12/21/2027		8,700,000	(34,161)	80,541	46,380	0	(1,888)
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		25,700	0	53	53	0	(6)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		622,900	0	1,557	1,557	0	(143)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027	31,300	0	71	71	0	(7)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028	799,900	6	1,629	1,635	0	(186)
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028	606,400	154	1,059	1,213	0	(141)
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032	175,600	721	64	785	0	(62)
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032	726,600	2,984	260	3,244	0	(256)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032	158,800	0	72	72	0	(60)
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032	422,600	0	235	235	0	(160)
Pay	28-Day MXN-TIIE	8.780	Lunar	01/30/2034	1,750,000	0	(832)	(832)	615	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037	64,600	255	180	435	0	(22)
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	1,486,300	(13,284)	18,853	5,569	0	(562)
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	105,100	(89)	(9,797)	(9,886)	429	0
Pay	UKRPI	4.055	Maturity	09/15/2031	97,100	400	(8,786)	(8,386)	410	0
Pay	UKRPI	4.066	Maturity	09/15/2031	188,200	(2,313)	(13,650)	(15,963)	801	0
Pay	UKRPI	4.020	Maturity	10/15/2031	136,900	(605)	(11,710)	(12,315)	675	0
Pay	UKRPI	4.140	Maturity	10/15/2031	263,700	(984)	(18,295)	(19,279)	1,381	0
Pay	UKRPI	4.400	Maturity	10/15/2031	119,600	939	(5,244)	(4,305)	708	0
Pay	UKRPI	4.250	Maturity	11/15/2031	267,100	(2,878)	(11,404)	(14,282)	1,502	0

$581,793	$2,571,260	$3,153,053	$551,114	$(620,712)

Total Swap Agreements	$809,922	$1,554,361	$2,364,283	$551,649	$(651,730)

(p)

Securities with an aggregate market value of $3,750,112 and cash of $457,524 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin liability of $(5) for closed swap agreements.
(7)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	AUD	33,202	$23,798	$880	$0
07/2022	CHF	46,276	48,426	0	(48)
07/2022	DKK	180,805	25,716	242	0
07/2022	PEN	326,121	80,825	0	(4,165)
07/2022	$4,266	AUD	6,019	0	(112)
07/2022	2,877	DKK	19,210	0	(170)
07/2022	6,740	EUR	6,407	0	(26)
07/2022	58,680	GBP	47,607	0	(728)
07/2022	93,645	MXN	1,933,326	2,500	(6)
07/2022	6,593	PEN	24,890	0	(99)
07/2022	2,162	ZAR	33,168	0	(125)
07/2022	ZAR	262,471	$17,452	1,346	0
08/2022	GBP	2,313,802	2,811,374	0	(6,574)
08/2022	PEN	61,051	15,497	0	(399)
08/2022	SEK	29,790	3,012	95	0
08/2022	$2,129	AUD	3,066	0	(12)
08/2022	25,716	DKK	180,438	0	(248)
08/2022	45,567	IDR	666,928,928	0	(1,013)
08/2022	641,440	MXN	13,087,701	4,263	0
08/2022	213,812	NOK	2,035,770	0	(6,952)
08/2022	45,430	PEN	175,000	177	(37)
08/2022	11,163	RUB	1,744,819	19,533	0
09/2022	193,695	MXN	4,000,000	2,868	0
10/2022	1,673	ILS	5,313	0	(141)
11/2022	PEN	47,789	$11,600	0	(716)
11/2022	ZAR	151,167	9,520	346	0
12/2022	$9,933	ILS	31,474	0	(819)
05/2023	PEN	175,000	$44,314	6	(271)
BPS	07/2022	BRL	2,487,969	467,453	216	(8,160)
07/2022	CLP	2,128,831	2,314	0	(6)
07/2022	EUR	496,586	524,060	3,852	(190)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

	07/2022	MXN	5,554,861		268,491	4	(7,270)
	07/2022		$115,919	AUD	167,036	4	(627)
	07/2022		488,502	BRL	2,487,969	824	(13,928)
	07/2022		4,962	CAD	6,427	31	0
	07/2022		39,097	CLP	34,181,450	0	(1,977)
	07/2022		452,762	EUR	429,231	0	(2,949)
	07/2022		240,374	GBP	195,824	228	(2,226)
	07/2022		316,733	JPY	42,674,900	0	(2,207)
	07/2022		100	MXN	2,000	0	0
	07/2022		132	ZAR	2,059	0	(5)
	08/2022		379,585	BRL	2,001,269	0	(462)
	08/2022		210,225	IDR	3,099,761,467	0	(3,148)
	08/2022		1,487	INR	115,938	0	(24)
	08/2022		201,579	JPY	27,339,689	257	0
	08/2022	ZAR	892,731		$55,906	1,269	0
	09/2022		$157,431	MXN	3,136,963	7	(3,294)
	10/2022		7,718	BRL	39,100	0	(436)
	11/2022		19,001	ILS	60,579	0	(1,505)
	11/2022	ZAR	286,432		$17,902	518	0
	12/2022		$9,751	ILS	30,876	0	(811)
	01/2023		59,679		192,522	0	(3,814)
BRC	07/2022	GBP	5,272,775		$6,651,376	232,826	0
	07/2022	JPY	132,610,700		977,595	216	0
	07/2022		180,538	GBP	147,546	9	(939)
	08/2022	CHF	15,676		$16,421	0	(28)
	08/2022		$198,877	IDR	2,943,730,342	0	(2,223)
	08/2022		977,595	JPY	132,395,336	0	(178)
	08/2022		147,373	NOK	1,442,108	0	(837)
	09/2022		14,420	CLP	12,739,070	0	(742)
	11/2022	ILS	62,594		$19,605	1,527	0
	11/2022	ZAR	69,033		4,301	111	0
BSH	07/2022	BRL	4,397,200		790,659	0	(49,552)
	07/2022		$729,130	BRL	3,897,518	15,602	0
	10/2022	BRL	4,180,800		$729,341	0	(49,227)
	10/2022		$469,644	BRL	2,357,500	0	(30,619)
BSS	07/2022		95,396		499,682	83	0
	10/2022		29,114		147,500	0	(1,646)
CBK	07/2022	BRL	6,753,621		$1,288,128	0	(2,344)
	07/2022	CLP	3,000,001		3,250	0	(18)
	07/2022	EUR	1,350,227		1,448,666	33,696	0
	07/2022	GBP	155,430		195,132	5,927	0
	07/2022	ILS	41		12	0	0
	07/2022	MXN	1,700,000		82,215	0	(2,323)
	07/2022	PEN	238,278		60,639	150	(1,639)
	07/2022		$3,028	AUD	4,396	6	0
	07/2022		1,384,990	BRL	6,753,621	0	(94,518)
	07/2022		180,355	MXN	3,654,998	1,119	(46)
	07/2022		38,980	PEN	146,143	1	(842)
	08/2022	MXN	21,910		$1,083	0	0
	08/2022	PEN	236,167		57,931	0	(3,530)
	08/2022		$558,305	BRL	2,953,943	1,294	0
	08/2022		109,597	PEN	419,902	800	(1,080)
	09/2022	PEN	63,875		$16,803	240	0
	09/2022		$3,211	CLP	3,000,001	14	0
	09/2022		320,955	MXN	6,646,519	5,660	0
	09/2022		117,989	PEN	455,000	69	0
	10/2022	ILS	25,113		$8,027	789	0
	10/2022		$68,833	MXN	1,445,044	1,781	0
	11/2022	ILS	97,481		$30,950	2,738	0
	11/2022	PEN	289,166		72,841	0	(1,759)
	11/2022		$588	ILS	1,897	0	(40)
	12/2022	ILS	252,076		$80,291	7,298	0
	12/2022	PEN	45,080		11,691	98	(1)
	12/2022		$248	ILS	798	0	(17)
	12/2022		20,363	PEN	85,403	1,619	0
	01/2023	ILS	722,132		$228,746	19,202	0
	03/2023	PEN	150,000		38,767	415	0
DUB	07/2022	MXN	3,657,784		176,399	0	(5,168)
	07/2022		$1,135	CAD	1,457	0	(4)
	07/2022		5,474	DKK	37,038	0	(255)
	07/2022		2,609	MXN	53,074	26	(1)
	07/2022		3,412	PEN	12,515	0	(151)
	08/2022	MXN	1,308,541		$62,674	0	(1,984)
	08/2022	TWD	535,431		18,028	0	(23)
	08/2022		$25,000	RUB	2,284,994	15,889	0
	09/2022		763	MXN	15,584	1	0
	10/2022		21,579	RUB	2,076,192	11,435	0
	10/2022	ZAR	3,676,768		$238,429	14,840	0
	12/2022	ILS	19,500		6,158	512	0
	12/2022		$2,915	ZAR	45,796	0	(145)
	02/2023	ZAR	80,946		$4,847	0	(19)
GLM	07/2022	BRL	3,516,465		669,793	0	(2,128)
	07/2022	MXN	16,854		839	6	(5)
	07/2022		$690,909	BRL	3,516,465	258	(19,247)
	07/2022		8,670	MXN	175,457	80	(41)
	07/2022		14,037	PEN	53,307	37	(175)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

	07/2022		3,888	ZAR	62,224	0	(67)
	07/2022	ZAR	244,305		$15,161	159	0
	08/2022		$664,537	BRL	3,516,465	1,626	0
	08/2022		18,844	CLP	16,302,178	0	(1,245)
	08/2022		30,193	IDR	447,161,710	0	(321)
	08/2022		2,102	PEN	8,000	0	(20)
	08/2022	ZAR	259,230		$16,706	841	0
	09/2022	MXN	55,119		2,725	21	0
	09/2022		$76	HKD	592	0	0
	10/2022	BRL	610,000		$106,591	0	(7,006)
	10/2022		$497,767	BRL	2,588,900	0	(15,650)
	10/2022		2,165	MXN	44,361	3	0
	10/2022		89,268	RUB	8,539,774	47,668	0
	11/2022		30,198	ILS	97,205	0	(2,066)
	11/2022	ZAR	208,312		$12,977	334	0
	12/2022		$178,647	MXN	3,639,652	0	(3,374)
	01/2023		30,988	ILS	99,640	0	(2,075)
	05/2023	ZAR	142,265		$8,513	40	0
HUS	07/2022	AUD	857,071		590,265	0	(1,329)
	07/2022	BRL	3,000		573	0	(1)
	07/2022	CLP	2,128,831		2,392	73	0
	07/2022	GBP	107,102		131,232	856	0
	07/2022		$10,604	AUD	15,221	0	(97)
	07/2022		614	BRL	3,000	0	(40)
	07/2022		2,314	CLP	2,128,831	6	0
	07/2022		182,578	EUR	174,173	538	(591)
	07/2022		19,247	GBP	15,275	0	(653)
	07/2022		3,315	MXN	68,085	68	0
	07/2022		2,137	NZD	3,276	0	(91)
	07/2022		7,685	PEN	28,609	0	(224)
	07/2022		348	ZAR	5,523	0	(9)
	08/2022	CNH	7,334		$1,092	0	(3)
	08/2022	GBP	995,932		1,210,818	0	(2,114)
	08/2022		$590,342	AUD	857,071	1,372	0
	08/2022		144,963	CLP	121,613,880	0	(13,373)
	08/2022		54,280	EUR	52,015	329	0
	08/2022		158,638	IDR	2,325,957,086	0	(3,217)
	09/2022		1,095	MXN	22,329	1	0
	12/2022	ZAR	45,796		$2,796	26	0
	05/2023	CNH	7,382		1,100	0	(5)
IND	07/2022		$603	ZAR	9,235	0	(36)
	08/2022		40,429	CLP	35,710,891	0	(1,787)
JPM	07/2022	BRL	911,016		$169,732	0	(4,344)
	07/2022	EUR	1,093,525		1,175,550	29,591	0
	07/2022		$179,605	BRL	911,016	932	(6,462)
	07/2022		8,805	CLP	7,567,571	0	(575)
	07/2022		1,648	EUR	1,540	0	(35)
	07/2022		178,283	MXN	3,614,267	1,411	(288)
	08/2022	CNH	3,224		$479	0	(2)
	08/2022	EUR	393,702		412,243	0	(1,096)
	08/2022	TWD	6,825,690		231,662	1,547	0
	08/2022		$334,252	IDR	4,918,921,622	0	(5,567)
	09/2022		43,429	MXN	882,236	0	(75)
	10/2022	BRL	342,200		$59,061	0	(4,665)
MYI	07/2022	BRL	1,500,417		290,665	3,967	0
	07/2022	CLP	11,500,000		12,959	427	0
	07/2022	DKK	37,946		5,393	47	0
	07/2022	JPY	26,633,693		195,620	0	(678)
	07/2022		$307,340	BRL	1,500,417	0	(20,642)
	07/2022		25,288	CLP	23,000,000	194	(423)
	07/2022		24,108	DKK	162,525	0	(1,209)
	07/2022		1,872	EUR	1,781	0	(5)
	07/2022		50,219	GBP	41,571	386	0
	07/2022		7,514	PEN	28,105	0	(184)
	07/2022		6,066	ZAR	97,060	0	(110)
	08/2022	CHF	30,453		$31,798	0	(157)
	08/2022	TWD	2,028,906		68,875	474	0
	08/2022		$2,256	AUD	3,276	5	0
	08/2022		288,284	BRL	1,500,000	0	(4,122)
	08/2022		5,393	DKK	37,869	0	(48)
	08/2022		233,031	IDR	3,437,769,935	0	(3,437)
	08/2022		2,492	INR	194,721	0	(35)
	08/2022		195,620	JPY	26,590,559	686	0
RBC	07/2022	CAD	293,372		$228,180	266	0
	07/2022	CLP	5,650,000		6,062	0	(95)
	07/2022		$1,168	CAD	1,511	5	0
	07/2022		6,484	CLP	5,650,000	0	(327)
	08/2022	CAD	3,251		$2,518	0	(7)
	08/2022	MXN	3,730,411		181,288	0	(2,300)
	08/2022		$228,180	CAD	293,392	0	(257)
	08/2022		99,564	JPY	13,503,600	127	0
	08/2022		189,540	MXN	3,913,442	3,620	0
	10/2022		218,843		4,384,186	0	(4,603)
	11/2022		78,184		1,607,510	0	(213)
SCX	07/2022	AUD	13,355		$9,607	388	0
	07/2022	EUR	1,161,546		1,244,257	27,015	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

07/2022	GBP	1,480,194	1,860,795	58,955	0
07/2022	JPY	38,641,211	283,834	0	(962)
07/2022	PEN	10,570	2,760	0	(1)
07/2022	$90,885	CAD	114,973	0	(1,565)
07/2022	2,925	EUR	2,806	15	0
07/2022	117,499	GBP	93,278	11	(3,962)
07/2022	42,237	PEN	158,819	0	(819)
07/2022	ZAR	96,891	$6,385	440	0
08/2022	CNH	13,009	1,942	0	(1)
08/2022	EUR	2,898,153	3,028,061	0	(14,640)
08/2022	GBP	2,686,448	3,262,956	0	(8,833)
08/2022	TWD	49,200	1,661	2	0
08/2022	$155,916	CAD	201,131	334	0
08/2022	386,803	JPY	52,543,868	1,106	0
09/2022	2,701	ZAR	41,762	0	(152)
10/2022	ZAR	149,579	$9,706	607	0
11/2022	PEN	152,447	36,809	0	(2,472)
SOG	07/2022	CLP	5,850,000	6,276	0	(99)
07/2022	GBP	1,256,223	1,570,506	41,305	0
07/2022	$6,739	CLP	5,850,000	0	(364)
07/2022	2,666	GBP	2,182	0	(10)
08/2022	226,455	NOK	2,220,864	0	(787)
TOR	07/2022	BRL	989,635	$188,394	0	(704)
07/2022	CAD	885,243	688,115	1,269	(882)
07/2022	JPY	51,624,448	385,534	5,047	0
07/2022	$188,934	BRL	989,635	164	0
07/2022	982,948	CAD	1,255,471	0	(7,598)
07/2022	1,968,844	JPY	261,879,200	0	(38,720)
07/2022	30,125	MXN	617,508	527	0
08/2022	186,914	BRL	989,635	564	0
08/2022	688,115	CAD	885,301	892	(1,257)
08/2022	331,128	JPY	44,647,203	0	(1,518)
08/2022	ZAR	220,632	$13,499	0	(4)
09/2022	41,762	2,575	27	0
UAG	07/2022	AUD	174,379	124,557	4,192	0
07/2022	BRL	29,816	5,644	0	(53)
07/2022	CLP	8,499,999	9,264	5	0
07/2022	EUR	1,089,381	1,170,650	29,033	0
07/2022	MXN	2,893,039	139,240	0	(4,365)
07/2022	$618,662	AUD	888,611	0	(5,298)
07/2022	5,692	BRL	29,816	5	0
07/2022	10,145	MXN	202,302	2	(105)
07/2022	67,107	ZAR	1,080,555	7	(811)
07/2022	ZAR	178,612	$11,119	159	0
08/2022	GBP	568,574	691,576	0	(882)
08/2022	MXN	29,199	1,409	0	(34)
08/2022	$5,599	BRL	29,816	49	0
08/2022	17,717	CLP	15,488,652	0	(996)
08/2022	428	MXN	8,680	1	0
09/2022	MXN	54,466	$2,632	0	(41)
09/2022	$9,153	CLP	8,499,999	0	(14)
09/2022	158,466	MXN	3,160,757	0	(3,533)
10/2022	6,119	ILS	19,770	0	(421)
11/2022	ZAR	510,663	$32,151	1,164	0

Total Forward Foreign Currency Contracts	$686,771	$(568,452)

PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	$91.664	07/07/2022	76,000	$778	$1,351
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	91.703	07/07/2022	76,000	783	1,381

Total Purchased Options	$1,561	$2,732

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	197,900	$(299)	$(148)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250	07/20/2022	86,800	(902)	(1,728)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	199,400	(921)	(433)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	534,400	(1,519)	(1,751)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	231,700	(420)	(95)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	62,300	(570)	(698)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	08/17/2022	96,100	(233)	(173)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

CBK	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200	07/20/2022	95,300	(143)	(71)
DUB	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	08/17/2022	186,500	(356)	(212)
GST	Call - OTC CDX.IG-38 5-Year Index		Buy	0.700	08/17/2022	110,000	(121)	(13)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.300	08/17/2022	319,000	(718)	(509)
JPM	Put - OTC CDX.HY-38 5-Year Index		Sell	95.000	08/17/2022	46,500	(563)	(708)
	Put - OTC iTraxx Crossover 37 5-Year Index		Sell	7.000	08/17/2022	145,800	(1,293)	(1,634)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.200	07/20/2022	113,600	(346)	(424)
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.250	07/20/2022	103,000	(167)	(56)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	08/17/2022	202,600	(462)	(272)

							$(9,033)	$(8,925)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	326,000	$(1,011)	$(1,284)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	326,000	(1,011)	(1,082)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	08/26/2022	284,000	(1,420)	(582)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	08/26/2022	284,000	(1,420)	(2,775)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.680	07/07/2022	56,000	(773)	(679)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	07/07/2022	56,000	(784)	(641)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	08/16/2022	166,700	(1,409)	(451)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	08/16/2022	166,700	(1,409)	(1,294)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.310	08/19/2022	166,700	(1,427)	(428)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	08/19/2022	166,700	(1,427)	(1,566)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	148,500	(149)	(85)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	148,500	(453)	(557)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	379,600	(658)	(293)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	379,600	(658)	(1,300)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	84,500	(663)	(606)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	84,500	(663)	(553)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.755	09/30/2022	288,500	(1,817)	(256)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.955	09/30/2022	288,500	(2,019)	(2,922)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/01/2022	215,300	(1,798)	(1,259)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/01/2022	215,300	(1,798)	(2,153)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	294,600	(1,779)	(2,030)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	294,600	(1,779)	(1,656)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	201,500	(1,551)	(1,559)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	201,500	(1,551)	(1,239)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	143,000	(557)	(13)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	143,000	(557)	(2,858)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/02/2022	143,650	(738)	(638)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/02/2022	143,650	(738)	(1,005)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	260,300	(2,037)	(1,864)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	260,300	(2,037)	(1,707)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	287,400	(2,220)	(2,207)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	287,400	(2,220)	(1,777)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	12,652,900	(25,563)	(130)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	11/02/2022	2,150,900	(107)	(60)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	10,502,000	(21,269)	(240,712)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	197,300	(1,213)	(1,360)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	197,300	(1,213)	(1,109)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	159,700	(1,034)	(1,201)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	159,700	(1,034)	(836)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	159,400	(1,120)	(1,314)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	159,400	(1,120)	(763)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	159,400	(1,108)	(1,362)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	159,400	(1,108)	(735)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	159,400	(1,106)	(1,396)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	159,400	(1,106)	(716)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	159,500	(1,096)	(1,170)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	159,500	(1,096)	(866)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	159,100	(1,090)	(1,057)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	159,100	(1,090)	(946)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	158,500	(1,149)	(1,283)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	158,500	(1,149)	(789)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	163,400	(1,085)	(1,173)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	163,400	(1,085)	(925)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	323,000	(1,171)	(1,353)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	323,000	(1,171)	(989)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	323,000	(1,126)	(1,237)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	323,000	(1,126)	(1,067)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	325,000	(1,016)	(1,419)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	325,000	(1,016)	(1,005)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	246,400	(1,933)	(1,776)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	246,400	(1,933)	(1,606)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	165,700	(1,251)	(1,221)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	165,700	(1,251)	(1,065)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/05/2023	406,600	(754)	(231)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/05/2023	406,600	(754)	(1,506)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	689,200	(1,324)	(395)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	689,200	(1,324)	(2,583)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	411,000	(444)	(317)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	411,000	(1,162)	(1,388)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	380,000	(669)	(294)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	380,000	(669)	(1,295)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	381,000	(670)	(222)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	381,000	(670)	(1,528)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	08/17/2022	333,700	(1,718)	(903)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	08/17/2022	333,700	(1,718)	(1,668)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.370	08/18/2022	166,600	(1,133)	(536)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.070	08/18/2022	166,600	(1,133)	(1,053)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/06/2022	143,100	(901)	(823)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/06/2022	143,100	(901)	(1,183)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	09/07/2022	142,900	(897)	(969)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	09/07/2022	142,900	(897)	(1,070)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	170,100	(1,149)	(1,240)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	170,100	(1,149)	(912)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	242,700	(1,577)	(1,874)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	242,700	(1,577)	(1,270)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	239,800	(1,517)	(1,641)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	239,800	(1,517)	(1,422)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	201,000	(1,548)	(1,549)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	201,000	(1,548)	(1,240)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	201,000	(1,533)	(1,604)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	201,000	(1,533)	(1,201)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	1,212,200	(2,404)	(692)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	1,212,200	(2,404)	(4,448)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	609,900	(1,188)	(350)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	609,900	(1,188)	(2,258)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	565,900	(704)	(329)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	565,900	(1,268)	(2,263)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	09/09/2022	220,300	(1,842)	(1,949)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150	09/09/2022	220,300	(1,842)	(1,841)

							$(165,692)	$(358,007)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052		$93.563	09/07/2022		118,000	$(885)	$(1,108)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052		94.438	09/07/2022		117,500	(679)	(700)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052		94.703	09/07/2022		100,000	(652)	(511)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052		98.297	07/07/2022		52,000	(325)	(82)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052		99.141	07/07/2022		105,900	(728)	(658)
JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052		99.141	09/07/2022		50,000	(188)	(329)
	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052		99.156	09/07/2022		91,600	(322)	(608)
	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052		99.656	09/07/2022		181,000	(679)	(1,510)
	Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052		101.141	09/07/2022		50,000	(125)	(208)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052		96.906	08/04/2022		35,000	(175)	(443)
MSC	Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052		91.359	09/07/2022		61,000	(410)	(303)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052		99.156	07/07/2022		86,100	(592)	(546)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052		100.344	07/07/2022		81,500	(388)	(197)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052		98.234	09/07/2022		118,000	(664)	(514)
	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052		99.406	09/07/2022		46,500	(163)	(346)
	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052		99.656	09/07/2022		54,500	(209)	(455)
	Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052		100.234	09/07/2022		118,000	(535)	(948)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052		94.688	09/07/2022		72,100	(428)	(372)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052		99.563	07/07/2022		44,700	(230)	(21)

							$(8,377)	$(9,859)

Total Written Options							$(183,102)	$(376,791)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	1.039%	EUR	5,300	$72	$(70)	$2	$0
CBK	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	1.039		20,000	169	(159)	10	0
GST	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	1.039		10,000	90	(85)	5	0
JPM	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	1.039		40,000	371	(351)	20	0

								$702	$(665)	$37	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Russia Government International Bond	1.000%	Quarterly	09/20/2024	N/A		$11,600	$(1,179)	$(7,505)	$0	$(8,684)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013		10,600	(464)	(374)	0	(838)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	9.159		101,800	(7,407)	(3,667)	0	(11,074)
	Turkey Government International Bond	1.000	Quarterly	06/21/2024	9.231		7,900	(724)	(395)	0	(1,119)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	9.043		37,600	(4,231)	(2,066)	0	(6,297)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912		51,000	(2,445)	(1,787)	0	(4,232)
	Turkey Government International Bond	1.000	Quarterly	12/21/2023	9.159		15,600	(1,157)	(540)	0	(1,697)
	Turkey Government International Bond	1.000	Quarterly	06/21/2025	8.917		2,600	(445)	(53)	0	(498)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.726		140,500	(6,441)	(3,195)	0	(9,636)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	N/A		19,860	(2,138)	(12,730)	0	(14,868)
	Russia Government International Bond	1.000	Quarterly	12/20/2026	N/A		3,220	(184)	(2,227)	0	(2,411)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	9.159		90,800	(6,096)	(3,781)	0	(9,877)
	Turkey Government International Bond	1.000	Quarterly	06/21/2024	9.231		79,800	(7,054)	(4,253)	0	(11,307)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	9.043		133,990	(16,822)	(5,616)	0	(22,438)
BYL	Banca Monte Dei Paschi Di	5.000	Quarterly	12/20/2022	8.580	EUR	4,300	(137)	69	0	(68)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.143		$7,600	(385)	377	0	(8)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.870		89,500	(1,546)	(263)	0	(1,809)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.883		3,300	9	(6)	3	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.692		14,900	(152)	(40)	0	(192)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.952		49,600	195	(1,291)	0	(1,096)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912		6,100	(219)	(287)	0	(506)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.045		40,400	(653)	629	0	(24)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	N/A		26,300	(2,281)	(17,409)	0	(19,690)
	Turkey Government International Bond	1.000	Quarterly	06/21/2024	9.231		11,000	(985)	(574)	0	(1,559)
	Turkey Government International Bond	1.000	Quarterly	12/21/2024	9.043		8,500	(886)	(537)	0	(1,423)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013		17,500	(769)	(614)	0	(1,383)
	Turkey Government International Bond	1.000	Quarterly	12/21/2024	9.159		13,100	(1,509)	(685)	0	(2,194)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.608		6,900	(222)	144	0	(78)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.870		87,700	(1,365)	(408)	0	(1,773)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.544		59,800	(896)	444	0	(452)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912		86,000	(3,626)	(3,511)	0	(7,137)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.591		700	5	(3)	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.801		4,300	(33)	42	9	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	43,000	(358)	183	0	(175)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751	15,600	(66)	(455)	0	(521)
	Russia Government International Bond	1.000	Quarterly	12/20/2024	N/A	145,400	716	(109,571)	0	(108,855)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.075	15,800	(816)	577	0	(239)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	8,900	(400)	(304)	0	(704)
	Turkey Government International Bond	1.000	Quarterly	06/21/2024	9.231	22,500	(2,118)	(1,070)	0	(3,188)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	9.043	67,500	(7,534)	(3,770)	0	(11,304)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.455	14,500	(459)	368	0	(91)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.608	127,400	(3,727)	2,286	0	(1,441)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.692	12,600	(36)	(126)	0	(162)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	113,500	(1,698)	1,787	89	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	N/A	14,861	(2,032)	(9,094)	0	(11,126)
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	8,800	(339)	(391)	0	(730)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	141,000	(2,841)	2,952	111	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.503	21,600	(169)	(225)	0	(394)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.075	91,000	(5,032)	3,657	0	(1,375)
	Turkey Government International Bond	1.000	Quarterly	12/21/2023	9.043	2,200	(152)	(87)	0	(239)
MBC	Turkey Government International Bond	1.000	Quarterly	12/21/2024	9.159	10,500	(1,145)	(613)	0	(1,758)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	135,400	(6,170)	(5,067)	0	(11,237)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	35,400	(184)	40	0	(144)
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.406	3,700	(51)	3	0	(48)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.642	48,100	74	(1,322)	0	(1,248)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751	163,900	(765)	(4,706)	0	(5,471)
	Russia Government International Bond	1.000	Quarterly	06/20/2023	N/A	190,980	(3,194)	(139,785)	0	(142,979)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	229,100	(10,035)	(8,075)	0	(18,110)
	Turkey Government International Bond	1.000	Quarterly	12/21/2023	9.159	9,500	(688)	(345)	0	(1,033)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	9.231	19,700	(1,909)	(882)	0	(2,791)
	Turkey Government International Bond	1.000	Quarterly	12/21/2024	9.043	28,000	(3,159)	(1,530)	0	(4,689)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.075	23,400	(1,213)	859	0	(354)

							$(127,742)	$(346,818)	$214	$(474,774)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.7-1 Index		0.090%	Monthly	08/25/2037	$35,260	$(21,354)	$19,418	$0	$(1,936)
	ABX.HE.AAA.7-2 Index		0.760	Monthly	01/25/2038	3,861	(2,391)	1,892	0	(499)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	47,938	(1,390)	1,408	18	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	4,588	(11)	7	0	(4)
BRC	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046	4,162	(1,054)	1,068	14	0
	ABX.HE.AAA.7-1 Index		0.090	Monthly	08/25/2037	11,088	(6,754)	6,145	0	(609)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	3,174	(113)	114	1	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	10,552	(327)	317	0	(10)
	PRIMEX.ARM.2-AAA Index «		4.580	Monthly	12/25/2037	1,372	46	(30)	16	0
CBK	ABX.HE.AA.6-1 Index		0.320	Monthly	07/25/2045	7,013	(3,419)	2,942	0	(477)
	ABX.HE.AAA.7-1 Index		0.090	Monthly	08/25/2037	85,157	(51,668)	46,992	0	(4,676)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	12,695	(497)	502	5	0
	CMBX.NA.AAA.8 Index		0.500	Monthly	10/17/2057	50,000	(1,820)	1,858	38	0
DUB	ABX.HE.AAA.7-1 Index		0.090	Monthly	08/25/2037	15,523	(9,419)	8,567	0	(852)
	ABX.HE.AAA.7-2 Index		0.760	Monthly	01/25/2038	12,885	(7,980)	6,315	0	(1,665)
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	62,000	(1,006)	783	0	(223)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	40,372	(1,031)	1,046	15	0
	CMBX.NA.AAA.7 Index		0.500	Monthly	01/17/2047	187,226	(8,548)	8,798	250	0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	9,963	(1,001)	992	0	(9)
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	5,735	(119)	114	0	(5)
FBF	ABX.HE.AA.6-2 Index		0.170	Monthly	05/25/2046	23,075	(20,538)	15,100	0	(5,438)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	244	(193)	147	0	(46)
ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	104,340	(63,272)	57,543	0	(5,729)
ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	75,284	(45,599)	35,871	0	(9,728)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	27,200	(190)	(106)	0	(296)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	71,326	(2,111)	2,137	26	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	168,800	(8,696)	8,825	129	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	62,069	(1,433)	1,377	0	(56)
CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	11,469	(238)	227	0	(11)
GST	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	7,470	(1,877)	1,903	26	0
ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	53,778	(22,806)	19,853	0	(2,953)
ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	3,861	(1,597)	1,098	0	(499)
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	403,950	(4,818)	3,365	0	(1,453)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	5,000	(8)	(46)	0	(54)
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	70,800	109	(1,368)	0	(1,259)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	13,989	(464)	469	5	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	661,300	2,375	(1,871)	504	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	195,969	(8,345)	8,169	0	(176)
CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	20,000	(1,505)	1,403	0	(102)
JPM	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	774	(326)	143	0	(183)
ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	67	(40)	28	0	(12)
ABX.HE.AA.7-2 Index	1.920	Monthly	01/25/2038	150	(84)	13	0	(71)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	4,358	0	(1,149)
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	97,945	(4,411)	4,541	130	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	588,800	(35,350)	35,799	449	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	298,885	(2,674)	2,406	0	(268)
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	5,894	(1,426)	1,446	20	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	2,071	(84)	85	1	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	47,512	(2,497)	2,560	63	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	145,500	(9,443)	9,554	111	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	157,811	(12,356)	12,214	0	(142)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	57,892	(9,332)	9,532	200	0
ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	17,741	(10,744)	9,770	0	(974)
ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	9,652	(5,979)	4,732	0	(1,247)
CDX.HY-33 5-Year Index 35-100%	5.000	Quarterly	12/20/2024	218,893	36,475	(14,208)	22,267	0
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	1,081	0	(292)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	9,979	(272)	276	4	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,503	(630)	655	25	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	64,900	(4,510)	4,559	49	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,967	(892)	884	0	(8)
CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	10,724	(436)	426	0	(10)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	454,800	(1,564)	(72)	0	(1,636)
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	82,900	392	(943)	0	(551)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	98,300	(134)	(936)	0	(1,070)
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	41,200	(2,256)	2,287	31	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,671	99	(106)	0	(7)
UAG	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	14,600	(514)	519	5	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	17,914	(798)	822	24	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	52,000	(3,102)	3,142	40	0

$(380,830)	$358,911	$24,466	$(46,385)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Pay	3-Month USD-LIBOR	2.880%	Annual	09/30/2027	$1,339,200	$(335)	$(11,921)	$0	$(12,256)
Pay	3-Month USD-LIBOR	2.900	Annual	10/04/2027	1,290,000	97	(11,607)	0	(11,510)

$(238)	$(23,528)	$0	$(23,766)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	03/20/2023	$15,800	$(20)	$(90)	$0	$(110)
BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	09/20/2022	44,700	(50)	(1,588)	0	(1,638)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	09/20/2022	2,300	(3)	(15)	0	(18)
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	09/20/2022	43,200	(49)	(599)	190	(838)

$(122)	$(2,292)	$190	$(2,604)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Investment Grade Corporate Bond ETF	1,842,080	(0.220)% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	$135,872	$0	$(275)	$0	$(275)
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	921,040	(0.520)% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	71,436	0	(3,616)	0	(3,616)
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	984,334	0.280% (1-Month USD-LIBOR less a specified spread)	Monthly	12/01/2022	77,664	0	(5,185)	0	(5,185)
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	984,333	(0.420)% (1-Month USD-LIBOR less a specified spread)	Monthly	12/15/2022	73,834	0	(1,360)	0	(1,360)

								$0	$(10,436)	$0	$(10,436)

Total Swap Agreements								$(508,230)	$(24,828)	$24,907	$(557,965)

(r)

Securities with an aggregate market value of $1,137,530 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)						Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Under certain circumstances, implied credit spreads may not be applicable when the reference obligation or underlying security is distressed or in default (identified as “N/A”) and, as such, the market value would serve as the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments						$0	$2,652,328	$2,052,519		$4,704,847
Corporate Bonds & Notes
Banking & Finance						0	9,030,070	46,068		9,076,138
Industrials						0	10,848,804	5,762		10,854,566
Utilities						0	4,242,910	0		4,242,910
Convertible Bonds & Notes
Industrials						0	46,697	0		46,697
Municipal Bonds & Notes
California						0	38,921	0		38,921
Illinois						0	92,348	0		92,348
Puerto Rico						0	30,542	0		30,542
U.S. Government Agencies						0	33,149,812	0		33,149,812
U.S. Treasury Obligations						0	12,185,014	0		12,185,014
Non-Agency Mortgage-Backed Securities						0	33,811,968	79,406		33,891,374
Asset-Backed Securities						0	16,906,557	3,843,875		20,750,432
Sovereign Issues						0	4,620,470	0		4,620,470
Common Stocks

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Energy	11,295	0	265	11,560
Financials	31,374	0	222,986	254,360
Health Care	0	0	55	55
Rights
Financials	0	0	4,276	4,276
Warrants
Financials	0	0	4,627	4,627
Industrials	0	0	410	410
Information Technology	0	0	109,144	109,144
Preferred Securities
Banking & Finance	0	929,426	0	929,426
Industrials	0	175,983	35,003	210,986
Utilities	0	0	1,046,054	1,046,054
Real Estate Investment Trusts
Real Estate	362,357	0	0	362,357
Short-Term Instruments
Repurchase Agreements	0	60,992	0	60,992
Argentina Treasury Bills	0	209,891	0	209,891
Israel Treasury Bills	0	181,722	0	181,722
U.S. Treasury Bills	0	29,859	0	29,859
U.S. Treasury Cash Management Bills	0	1,930	0	1,930

$405,026	$129,246,244	$7,450,450	$137,101,720
Investments in Affiliates, at Value
Common Stocks
Communication Services	125,654	0	86,735	212,389
Industrials	118,857	0	158,999	277,856
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,517,627	0	0	1,517,627

$1,762,138	$0	$245,734	$2,007,872

Total Investments	$2,167,164	$129,246,244	$7,696,184	$139,109,592

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,319,613)	$0	$(2,319,613)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	66,442	555,191	0	621,633
Over the counter	0	714,394	16	714,410

$66,442	$1,269,585	$16	$1,336,043
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9,543)	(820,847)	0	(830,390)
Over the counter	0	(1,503,208)	0	(1,503,208)

$(9,543)	$(2,324,055)	$0	$(2,333,598)

Total Financial Derivative Instruments	$56,899	$(1,054,470)	$16	$(997,555)

Totals	$2,224,063	$125,872,161	$7,696,200	$135,792,424

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$1,405,592	$709,279	$(96,136)	$(1,404)	$(887)	$(105,463)	$141,538	$0	$2,052,519	$(106,552)
Corporate Bonds & Notes
Banking & Finance	256,755	0	(112)	113	0	(15,932)	0	(194,756)	46,068	(3,511)
Industrials	3,414	2,467	0	6	0	(125)	0	0	5,762	(125)
Non-Agency Mortgage-Backed Securities	2,166,447	90	(1,656,395)	78	(125)	(12,074)	0	(418,615)	79,406	6,107
Asset-Backed Securities	148,510	3,776,202	(20,023)	(71)	(243)	(60,526)	26	0	3,843,875	(60,559)
Common Stocks
Energy	0	265	0	0	0	0	0	0	265	0
Financials	242,895	0	0	0	0	(19,909)	0	0	222,986	(19,909)
Health Care	2,141	0	(386)	0	381	(2,081)	0	0	55	(1,670)
Rights
Financials	4,051	0	0	0	0	225	0	0	4,276	225
Warrants
Financials(3)	5,035	0	0	0	0	(408)	0	0	4,627	(408)
Industrials	374	0	0	0	0	36	0	0	410	36

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2022 (Unaudited)

Information Technology	124,570	0	0	0	0	(15,426)	0	0	109,144	(15,426)
Preferred Securities
Industrials	36,456	0	0	0	0	(1,453)	0	0	35,003	(1,453)
Utilities	1,073,342	0	0	0	0	(27,288)	0	0	1,046,054	(27,288)

	$5,469,582	$4,488,303	$(1,773,052)	$(1,278)	$(874)	$(260,424)	$141,564	$(613,371)	$7,450,450	$(230,533)
Investments in Affiliates, at Value
Common Stocks
Communication Services	208,097	0	0	0	0	(121,362)	0	0	86,735	(121,363)
Industrials	142,629	0	0	0	0	16,370	0	0	158,999	16,370
Financial Derivative Instruments – Assets
Over the counter	$249,803	$4	$(3)	$0	$(4)	$(242,512)	$0	$(7,272)	$16	$(2)

Financial Derivative Instruments – Liabilities
Over the counter	$(195,279)	$0	$0	$0	$0	$195,279	$0	$0	$0	$0

Totals	$5,874,832	$4,488,307	$(1,773,055)	$(1,278)	$(878)	$(412,649)	$141,564	$(620,643)	$7,696,200	$(335,528)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$610,269	Discounted Cash Flow			Purchase Price			5.136	—
		690,348	Discounted Cash Flow			Discount Rate			3.140 - 8.444	5.773
		3	Other Valuation Techniques(4)			—			—	—
		426,199	Proxy Pricing			Base Price			61.667 - 3,500.000	3,500.000
		325,700	Third Party Vendor			Broker Quote			62.500 - 93.000	91.834
Corporate Bonds & Notes
Banking & Finance		46,068	Proxy Pricing			Base Price			107.757	—
Industrials		3,257	Discounted Cash Flow			Discount Rate			4.093	—
		1,594	Other Valuation Techniques(4)			—			—	—
		911	Proxy Pricing			Base Price			100.000	—
Non-Agency Mortgage-Backed Securities		27,405	Other Valuation Techniques(4)			—			—	—
		52,001	Proxy Pricing			Base Price			0.010 - 132,523.000	39,139.542
Asset-Backed Securities		92,544	Discounted Cash Flow			Discount Rate			7.215 - 12.500	9.350
		3,707,017	Proxy Pricing			Base Price			1.875 - 178,622.000	2,981.866
		44,314	Recent Transaction / Discounted Cash Flow			Discount Rate			8.000	—
Common Stocks
Energy		265	Other Valuation Techniques(4)			—			—	—
Financials		222,986	Indicative Market Quotation			EBITDA Multiple		X	7.000	—
Health Care		55	Comparable Companies			EBITDA Multiple		X	10.700 / 9.100	—
Rights
Financials		4,276	Other Valuation Techniques(4)			—			—	—
Warrants
Financials		488	Indicative Market Quotation			EBITDA Multiple		X	7.000	—
		4,139	Other Valuation Techniques(4)			—			—	—
Industrials		410	Comparable Companies			EBITDA Multiple		X	10.700 / 9.100	—
Information Technology		109,144	Comparable Companies / Discounted Cash Flow			EBITDA Multiple		X	3.875	—
Preferred Securities
Industrials		24,937	Comparable Companies			EBITDA Multiple		X	10.700 / 9.100	—
		10,066	Comparable Companies / Discounted Cash Flow			Book Value Multiple / Discount Rate		X/%	0.260 / 21.660	—
Utilities		1,046,054	Discounted Cash Flow			Discount Rate			4.871	—
Investments in Affiliates, at Value
Common Stocks
Communication Services		86,735	Reference Instrument			Liquidity Discount			10.000	—
Industrials		158,997	Discounted Cash Flow			Discount Rate			9.500	—
		2	Other Valuation Techniques(4)			—			—	—
Financial Derivative Instruments - Assets
Over the counter		16	Other Valuation Techniques(4)			—			—	—

Total		$7,696,200

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Security type updated from Rights to Warrants since prior fiscal period.
(4)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.8% ¤
CORPORATE BONDS & NOTES 5.7%
BANKING & FINANCE 5.6%
Ambac Assurance Corp. 5.100% due 12/31/2099 (g)		$28	$26
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(g)(i)	EUR	200	202
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$513	518
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		600	601
ING Bank NV 2.625% due 12/05/2022		1,200	1,199
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	92,282	10,228
1.500% due 10/01/2050		76,635	8,719
1.500% due 10/01/2053		43,740	4,918
2.000% due 10/01/2053		798	95
2.500% due 10/01/2047		1	0
Natwest Group PLC
3.747% (US0003M + 1.550%) due 06/25/2024 ~		$1,100	1,101
4.519% due 06/25/2024 •		700	699
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	32,451	3,603
1.000% due 10/01/2053		3,545	389
1.500% due 10/01/2053		60,576	6,792
2.000% due 10/01/2053		2,999	358
Nykredit Realkredit AS
1.000% due 10/01/2050		135,653	15,022
1.000% due 10/01/2053		23,767	2,589
1.500% due 10/01/2053		392,500	43,962
2.000% due 10/01/2053		33,268	3,847
2.500% due 10/01/2047		2	0
3.000% due 10/01/2053		30,000	3,950
Realkredit Danmark AS
1.000% due 10/01/2050		99,254	10,985
1.000% due 10/01/2053		15,617	1,679
1.500% due 10/01/2050		13,795	1,569
1.500% due 10/01/2053		198,969	22,193
2.000% due 10/01/2053		2,198	254
2.500% due 04/01/2047		9	1
3.000% due 10/01/2053		40,700	5,360
UniCredit SpA 7.830% due 12/04/2023		$5,050	5,231

			156,090

INDUSTRIALS 0.1%
eBay, Inc. 2.750% due 01/30/2023		700	699
ERAC USA Finance LLC 2.700% due 11/01/2023		100	99
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023		40	39
VMware, Inc. 3.900% due 08/21/2027		200	192

			1,029

UTILITIES 0.0%
Petrobras Global Finance BV 7.250% due 03/17/2044		424	406
Tampa Electric Co. 2.600% due 09/15/2022		100	100

			506

Total Corporate Bonds & Notes (Cost $210,037)			157,625

U.S. GOVERNMENT AGENCIES 3.1%
Ginnie Mae 0.382% due 08/20/2068 •		1,058	1,032
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2052 - 08/01/2052		12,300	11,447

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

3.500% due 08/01/2052	31,052	29,836
4.000% due 04/01/2052 - 07/01/2052	45,390	44,720

Total U.S. Government Agencies (Cost $87,134)		87,035

U.S. TREASURY OBLIGATIONS 49.2%
U.S. Treasury Bonds
3.000% due 05/15/2045	320	297
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2023 (l)(n)	31,644	32,180
0.125% due 10/15/2024	25,766	25,930
0.125% due 04/15/2025 (l)	18,017	18,031
0.125% due 10/15/2025	25,177	25,165
0.125% due 04/15/2026	11,243	11,142
0.125% due 07/15/2026	27,169	26,960
0.125% due 10/15/2026	106,627	105,701
0.125% due 04/15/2027	19,861	19,564
0.125% due 01/15/2030 (n)	6,741	6,439
0.125% due 07/15/2030	24,138	23,037
0.125% due 01/15/2031	13,147	12,515
0.125% due 07/15/2031	233,491	222,201
0.125% due 01/15/2032	237,854	225,984
0.125% due 02/15/2051 (n)	17,187	13,267
0.125% due 02/15/2052	17,237	13,413
0.250% due 07/15/2029	53,438	51,851
0.250% due 02/15/2050 (n)	4,947	3,914
0.375% due 07/15/2025 (l)	11,092	11,206
0.375% due 01/15/2027	11,344	11,307
0.375% due 07/15/2027	27,509	27,423
0.500% due 04/15/2024	31,048	31,483
0.500% due 01/15/2028	47,226	46,928
0.625% due 04/15/2023 (l)	16,990	17,282
0.625% due 01/15/2024 (l)(n)	6,242	6,350
0.625% due 01/15/2026 (n)	7,177	7,260
0.625% due 01/15/2026	46,459	46,995
0.625% due 02/15/2043 (n)	8,776	7,768
0.750% due 07/15/2028	34,500	34,767
0.750% due 02/15/2042	11,846	10,842
0.750% due 02/15/2045	46,474	41,692
0.875% due 01/15/2029	21,252	21,464
0.875% due 02/15/2047 (n)	24,955	23,105
1.000% due 02/15/2046	48,016	45,589
1.000% due 02/15/2048	13,014	12,448
1.375% due 02/15/2044	31,565	32,341
2.000% due 01/15/2026 (l)(n)	5,355	5,673
2.125% due 02/15/2040 (n)	4,774	5,581
2.125% due 02/15/2041	15,971	18,583
2.375% due 01/15/2025	47,720	50,578
2.500% due 01/15/2029	11,969	13,313
3.375% due 04/15/2032 (n)	49	61

Total U.S. Treasury Obligations (Cost $1,487,255)		1,367,630

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Alliance Bancorp Trust 2.104% (US0001M + 0.480%) due 07/25/2037 ~	518	449
Banc of America Alternative Loan Trust
2.274% (US0001M + 0.650%) due 12/25/2035 ^~	407	337
6.000% due 06/25/2046	318	289
Banc of America Mortgage Trust
2.469% due 11/25/2035 ^~	60	55
2.874% due 08/25/2035 ^~	55	53
3.356% due 06/25/2035 ~	49	43
BCAP LLC Trust 2.930% due 04/26/2036 ~	264	228
Bear Stearns Adjustable Rate Mortgage Trust 3.440% due 07/25/2036 ^~	105	97
Citigroup Mortgage Loan Trust, Inc. 5.500% due 08/25/2034	930	871
Countrywide Alternative Loan Trust
1.134% due 06/25/2046 «•	1	0
1.807% due 12/20/2046 ^•	150	126
2.351% due 10/25/2035 ^~	8	7
5.500% due 11/25/2035 ^	29	25
5.500% due 01/25/2036	164	113
6.000% due 08/25/2036 ^•	82	55
6.000% due 04/25/2037 ^	268	173
6.000% due 04/25/2037	643	585
6.250% due 11/25/2036 ^	73	59
Countrywide Home Loan Mortgage Pass-Through Trust
2.204% (US0001M + 0.580%) due 04/25/2035 ~	202	178
6.000% due 03/25/2037 ^	500	290
6.000% due 05/25/2037 ^	338	179
6.000% due 07/25/2037 ^	964	554
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.924% due 04/25/2037 •	415	292

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.800% due 07/25/2036 ^þ		187	164
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		52	26
Grifonas Finance PLC 0.000% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	260	258
GSR Mortgage Loan Trust
2.938% due 09/25/2035 ~		$9	8
6.000% due 11/25/2035 ^		323	163
Hawksmoor Mortgages 1.703% due 05/25/2053 •	GBP	2,859	3,474
IndyMac IMSC Mortgage Loan Trust 1.984% due 07/25/2047 •		$379	276
JP Morgan Mortgage Trust 2.826% due 06/25/2035 ~		1	1
Lehman Mortgage Trust 5.101% due 01/25/2036 ^~		148	147
MASTR Alternative Loan Trust 2.024% due 03/25/2036 ^•		416	39
Morgan Stanley Mortgage Loan Trust 2.221% due 06/25/2036 ~		63	63
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		2,393	2,382
New York Mortgage Trust 2.888% due 05/25/2036 ^~		61	54
One Market Plaza Trust 3.614% due 02/10/2032		1,518	1,491
Residential Asset Securitization Trust
2.024% due 05/25/2035 •		364	254
2.024% due 01/25/2046 ^•		903	301
5.750% due 02/25/2036 ^		173	81
6.250% due 11/25/2036 ^		165	75
6.500% due 06/25/2037		11,455	3,291
Sequoia Mortgage Trust 1.995% due 07/20/2036 •		885	788
Structured Asset Mortgage Investments Trust
2.044% due 05/25/2036 •		207	168
2.064% due 05/25/2036 •		312	267
2.184% (US0001M + 0.560%) due 02/25/2036 ^~		403	371
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	2,011	2,440
WaMu Mortgage Pass-Through Certificates Trust
2.383% due 09/25/2033 ~		$3	3
2.577% due 11/25/2036 ^~		256	239
2.851% due 10/25/2035 ~		579	556
3.125% due 02/25/2037 ^~		41	39
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/2036		298	229

Total Non-Agency Mortgage-Backed Securities (Cost $26,442)			22,706

ASSET-BACKED SECURITIES 8.9%
522 Funding CLO Ltd. 2.103% due 10/20/2031 •		500	489
Allegro CLO Ltd. 2.209% (US0003M + 1.165%) due 10/16/2031 ~		2,100	2,065
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.404% due 05/25/2034 •		898	890
Arbor Realty Commercial Real Estate Notes Ltd. 2.229% due 01/15/2037 •		5,000	4,859
Ares CLO Ltd. 1.914% (US0003M + 0.870%) due 01/15/2029 ~		359	354
Ares European CLO DAC 0.610% (EUR003M + 0.610%) due 04/15/2030 ~	EUR	891	915
Argent Securities Trust 1.944% due 05/25/2036 •		$1,509	412
Atlas Senior Loan Fund Ltd. 2.134% (US0003M + 1.090%) due 01/15/2031 ~		786	774
Babson CLO Ltd. 2.053% (US0003M + 0.990%) due 01/20/2031 ~		2,100	2,066
Bain Capital Euro DAC 1.100% due 01/24/2033 •	EUR	600	617
Barings CLO Ltd. 2.133% (US0003M + 1.070%) due 01/20/2032 ~		$4,600	4,499
BDS Ltd. 3.307% due 03/19/2039 •		7,300	7,235
Bear Stearns Asset-Backed Securities Trust 2.254% due 02/25/2036 •		2,114	2,109
Benefit Street Partners CLO Ltd.
1.914% due 07/15/2029 •		521	515
1.994% due 10/15/2030 •		3,700	3,632
2.074% (US0003M + 1.030%) due 01/17/2032 ~		1,300	1,267
2.124% due 07/15/2032 •		1,000	981
Carlyle Euro CLO DAC 0.630% (EUR003M + 0.630%) due 08/15/2030 ~	EUR	8,080	8,302

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

Carlyle Global Market Strategies CLO Ltd. 2.275% (US0003M + 1.050%) due 07/27/2031 ~		$496	487
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •	EUR	1,200	1,235
Carlyle U.S. CLO Ltd. 2.224% (US0003M + 1.180%) due 01/15/2030 ~		$600	590
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~		300	294
Carrington Mortgage Loan Trust
2.064% due 04/17/2031 •		800	786
2.183% due 04/20/2032 •		2,400	2,340
2.313% due 07/20/2030 •		1,300	1,286
Cedar Funding CLO Ltd. 2.144% (US0003M + 1.100%) due 07/17/2031 ~		900	882
CIFC Funding Ltd.
2.044% due 04/18/2031 •		3,100	3,046
2.108% due 04/23/2029 •		575	570
2.134% (US0003M + 0.950%) due 10/24/2030 ~		300	295
2.244% due 10/17/2031 •		600	590
CIT Mortgage Loan Trust 2.974% due 10/25/2037 •		129	129
Citigroup Mortgage Loan Trust 1.704% due 01/25/2037 •		243	187
Citigroup Mortgage Loan Trust, Inc. 2.119% due 10/25/2036 •		2,300	2,221
Contego CLO DAC 0.640% due 01/23/2030 •	EUR	1,199	1,235
Countrywide Asset-Backed Certificates
1.874% (US0001M + 0.250%) due 03/25/2037 ~		$2,200	2,092
2.824% (US0001M + 1.200%) due 10/25/2035 ~		1,932	1,887
Countrywide Asset-Backed Certificates Trust
1.764% due 07/25/2037 •		305	282
1.824% (US0001M + 0.200%) due 09/25/2037 ~		75	66
1.854% due 05/25/2037 •		995	938
5.805% due 04/25/2036 ^~		56	49
Crestline Denali CLO Ltd. 2.324% due 10/23/2031 •		1,800	1,760
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 ^þ		402	133
CVC Cordatus Loan Fund DAC 0.780% (EUR003M + 0.780%) due 08/15/2032 ~	EUR	500	513
Denali Capital CLO Ltd. 2.094% due 04/15/2031 •		$499	490
Dryden Senior Loan Fund
2.014% due 04/18/2031 •		500	490
2.421% due 05/15/2031 •		900	885
Elevation CLO Ltd. 2.134% (US0003M + 0.950%) due 10/25/2030 ~		5,600	5,495
First Franklin Mortgage Loan Trust 2.329% (US0001M + 0.705%) due 11/25/2036 ~		2,600	2,508
Fremont Home Loan Trust
1.759% due 10/25/2036 •		206	188
1.774% due 10/25/2036 •		4,420	2,098
1.864% due 10/25/2036 •		2,429	1,156
GoldenTree Loan Management EUR CLO DAC 0.900% due 01/20/2032 •	EUR	3,000	3,055
GoldenTree Loan Management U.S. CLO Ltd. 1.973% due 11/20/2030 •		$600	587
GSAMP Trust 1.944% (US0001M + 0.320%) due 05/25/2046 ~		11	11
Halseypoint Clo Ltd. 2.163% due 07/20/2031 •		600	593
Harvest CLO DAC 0.870% due 11/18/2030 •	EUR	1,267	1,311
Home Equity Asset Trust 2.299% (US0001M + 0.675%) due 02/25/2036 ~		$4,014	3,905
Home Equity Mortgage Loan Asset-Backed Trust 1.844% (US0001M + 0.220%) due 04/25/2037 ~		326	258
HSI Asset Securitization Corp. Trust 1.924% due 07/25/2036 •		5,220	2,577
ICG U.S. CLO Ltd. 2.216% due 07/22/2031 •		1,100	1,081
IndyMac INDB Mortgage Loan Trust 1.764% due 07/25/2036 •		783	263
JP Morgan Mortgage Acquisition Trust 1.834% due 10/25/2036 •		66	65
KKR CLO Ltd. 2.224% (US0003M + 1.180%) due 01/15/2031 ~		1,600	1,578
LCM LP
1.914% due 07/19/2027 •		515	506
2.103% due 07/20/2031 •		1,900	1,858
LCM Ltd. 1.951% due 07/20/2030 •		1,300	1,279
Lehman XS Trust
1.944% due 05/25/2036 •		711	789
4.157% due 06/25/2036 þ		727	730

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

LoanCore Issuer Ltd.
2.329% (SOFR30A + 1.550%) due 01/17/2037 ~		2,200	2,138
2.454% due 05/15/2036 •		124	123
2.624% due 07/15/2036 •		800	774
Long Beach Mortgage Loan Trust 2.224% due 01/25/2036 •		1,307	1,207
Madison Park Euro Funding DAC 0.800% due 07/15/2032 •	EUR	5,600	5,689
Madison Park Funding Ltd.
1.794% (US0003M + 0.750%) due 04/15/2029 ~		$1,652	1,631
2.056% (US0003M + 0.920%) due 01/22/2028 ~		372	367
2.439% (US0003M + 1.200%) due 07/29/2030 ~		300	297
Magnetite Ltd. 2.291% due 11/15/2028 •		5,817	5,728
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	321	333
MASTR Asset-Backed Securities Trust
2.104% due 06/25/2036 •		$225	100
2.194% due 01/25/2036 •		2,836	2,779
MF1 Ltd. 2.960% due 06/19/2037 •		2,500	2,454
Midocean Credit CLO 2.164% due 07/19/2028 •		167	166
Morgan Stanley ABS Capital, Inc. Trust
1.694% (US0001M + 0.070%) due 10/25/2036 ~		1,589	805
1.734% due 10/25/2036 •		18	10
1.754% (US0001M + 0.130%) due 10/25/2036 ~		907	819
1.844% (US0001M + 0.220%) due 10/25/2036 ~		1,959	1,001
1.924% (US0001M + 0.300%) due 06/25/2036 ~		1,271	730
Morgan Stanley Mortgage Loan Trust
2.084% (US0001M + 0.460%) due 02/25/2037 ~		165	52
6.226% due 10/25/2036 ^þ		195	68
Mountain View CLO Ltd. 2.164% due 07/15/2031 •		900	883
Neuberger Berman CLO Ltd. 1.974% due 10/18/2029 •		1,200	1,174
NovaStar Mortgage Funding Trust 1.964% due 11/25/2036 •		163	61
Oaktree CLO Ltd. 2.246% (US0003M + 1.110%) due 04/22/2030 ~		450	440
OCP Euro CLO DAC 0.820% (EUR003M + 0.820%) due 01/15/2032 ~	EUR	12,200	12,613
Octagon Investment Partners Ltd.
2.004% due 04/16/2031 •		$1,600	1,572
2.411% due 02/14/2031 •		6,100	5,962
OSD CLO Ltd. 1.914% due 04/17/2031 •		6,500	6,358
OZLM Ltd.
2.124% due 04/17/2031 •		985	964
2.441% due 05/16/2030 •		800	786
2.536% (US0003M + 1.250%) due 10/30/2030 ~		297	297
Palmer Square CLO Ltd.
2.044% due 10/17/2031 •		3,400	3,327
2.144% (US0003M + 1.100%) due 07/16/2031 ~		800	782
Palmer Square European Loan Funding DAC 1.050% due 10/15/2031 •	EUR	1,300	1,342
Palmer Square Loan Funding Ltd.
1.844% (US0003M + 0.800%) due 10/15/2029 ~		$3,017	2,962
2.278% due 05/20/2029 •		3,449	3,414
Rad CLO Ltd. 2.304% (US0003M + 1.120%) due 07/24/2032 ~		6,400	6,222
Regatta Funding Ltd. 2.294% due 10/17/2030 •		3,700	3,657
Renaissance Home Equity Loan Trust 2.724% (US0001M + 1.100%) due 09/25/2037 ~		5,399	2,688
Residential Asset Securities Corp. Trust
1.874% (US0001M + 0.250%) due 11/25/2036 ^~		3,745	3,469
2.104% (US0001M + 0.240%) due 08/25/2036 ~		583	524
Securitized Asset-Backed Receivables LLC Trust
1.944% due 07/25/2036 •		2,036	808
2.064% (US0001M + 0.440%) due 10/25/2036 ~		10,904	4,150
2.124% due 05/25/2036 •		807	474
Signal Peak CLO Ltd. 2.294% due 04/25/2031 •		500	493
Sound Point CLO Ltd.
2.084% (US0003M + 0.900%) due 01/23/2029 ~		3,263	3,217
2.194% (US0003M + 1.150%) due 04/18/2031 ~		1,600	1,577
Soundview Home Loan Trust
1.684% due 11/25/2036 •		125	43
2.029% due 12/25/2036 •		1,500	1,447
2.184% due 05/25/2036 •		317	310
Specialty Underwriting & Residential Finance Trust 1.944% due 09/25/2037 •		9,711	5,955
Starwood Commercial Mortgage Trust 2.528% due 07/15/2038 •		979	972

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

Stratus CLO Ltd. 1.963% due 12/28/2029 •		4,776	4,693
Structured Asset Investment Loan Trust 2.344% (US0001M + 0.720%) due 10/25/2035 ~		2,000	1,947
Structured Asset Securities Corp. Mortgage Loan Trust 2.562% due 04/25/2035 •		13	12
Symphony CLO Ltd. 1.924% due 04/15/2028 •		154	153
Symphony Static CLO Ltd. 2.014% (US0003M + 0.830%) due 10/25/2029 ~		854	839
TCW CLO Ltd. 2.154% (US0003M + 0.970%) due 04/25/2031 ~		1,500	1,468
Telos CLO Ltd. 1.994% due 04/17/2028 •		16	16
THL Credit Wind River Clo Ltd. 2.124% due 04/15/2031 •		800	780
TIAA CLO Ltd. 2.263% due 07/20/2031 •		600	589
TICP CLO Ltd. 1.903% (US0003M + 0.840%) due 04/20/2028 ~		1,049	1,039
Toro European CLO DAC
0.810% due 02/15/2034 •	EUR	5,600	5,672
0.920% due 01/12/2032 •		3,800	3,868
Towd Point Mortgage Trust 2.750% due 10/25/2057 ~		$2,512	2,456
TPG Real Estate Finance Issuer Ltd. 2.424% due 02/15/2039 •		1,700	1,656
Venture CLO Ltd.
1.924% due 04/15/2027 •		533	527
1.924% due 07/15/2027 •		131	132
1.963% due 10/20/2028 •		522	516
2.628% due 08/28/2029 •		2,298	2,283
Vibrant CLO Ltd. 2.183% (US0003M + 1.120%) due 07/20/2032 ~		4,500	4,373
Voya CLO Ltd.
2.024% due 06/07/2030 •		1,800	1,775
2.104% due 04/15/2031 •		900	884
2.138% (US0003M + 1.100%) due 07/14/2031 ~		694	679
2.254% (US0003M + 1.210%) due 10/15/2030 ~		2,291	2,262
Wellfleet CLO Ltd.
1.953% due 07/20/2029 •		688	682
2.233% (US0003M + 1.170%) due 07/20/2032 ~		2,200	2,139

Total Asset-Backed Securities (Cost $253,705)			247,284

SOVEREIGN ISSUES 8.5%
Argentina Government International Bond
0.500% due 07/09/2030 þ		869	184
1.125% due 07/09/2035 þ		570	118
15.500% due 10/17/2026	ARS	2,720	3
Australia Government International Bond 3.000% due 09/20/2025	AUD	8,387	6,343
France Government International Bond
0.100% due 03/01/2026 (f)	EUR	18,229	20,277
0.100% due 07/25/2031 (f)		12,463	13,645
0.100% due 07/25/2038 (f)		8,910	9,288
0.250% due 07/25/2024 (f)		45,842	51,421
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2033 (f)		6,495	5,899
0.400% due 05/15/2030 (f)		16,628	16,611
1.400% due 05/26/2025 (f)		42,008	45,887
Japan Government International Bond
0.005% due 03/10/2031 (f)	JPY	552,668	4,310
0.100% due 03/10/2028 (f)		671,998	5,205
0.100% due 03/10/2029 (f)		2,772,508	21,517
Peru Government International Bond
5.940% due 02/12/2029	PEN	2,600	621
6.150% due 08/12/2032		7,700	1,780
Qatar Government International Bond 3.875% due 04/23/2023		$700	703
Saudi Government International Bond 4.000% due 04/17/2025		2,710	2,731
United Kingdom Gilt
0.125% due 08/10/2028 (f)	GBP	1,807	2,446
1.875% due 11/22/2022 (f)		21,859	27,557

Total Sovereign Issues (Cost $264,370)			236,546

		SHARES
COMMON STOCKS 1.4%
COMMUNICATION SERVICES 0.2%
Activision Blizzard, Inc.		26,753	2,083

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

TEGNA, Inc.	101,727	2,133
Twitter, Inc. (b)	55,675	2,082

		6,298

CONSUMER DISCRETIONARY 0.0%
Hilton Worldwide Holdings, Inc.	1,851	206
Marriott International, Inc. 'A'	1,851	252

		458

ENERGY 0.2%
Cheniere Energy, Inc.	31,827	4,234
ONEOK, Inc.	34,056	1,890

		6,124

FINANCIALS 0.2%
Alleghany Corp. (b)	3,365	2,804
First Horizon Corp.	99,056	2,165

		4,969

HEALTH CARE 0.3%
Biohaven Pharmaceutical Holding Co. Ltd. (b)	20,213	2,945
Change Healthcare, Inc. (b)	50,430	1,163
LHC Group, Inc. (b)	15,575	2,426
Turning Point Therapeutics, Inc. (b)	37,775	2,842

		9,376

INFORMATION TECHNOLOGY 0.2%
Rogers Corp. (b)	7,394	1,938
Switch, Inc.	86,225	2,888
Vonage Holdings Corp. (b)	98,716	1,860

		6,686

MATERIALS 0.1%
GCP Applied Technologies, Inc. (b)	65,017	2,034

REAL ESTATE 0.1%
CBRE Group, Inc. 'A' (b)	6,164	454
Howard Hughes Corp. (b)	10,335	703

		1,157

UTILITIES 0.1%
PNM Resources, Inc.	23,899	1,142

Total Common Stocks (Cost $38,097)		38,244

MASTER LIMITED PARTNERSHIPS 0.2%
ENERGY 0.2%
Enterprise Products Partners LP	73,242	1,785
Plains All American Pipeline LP	86,112	846
Energy Transfer LP	134,765	1,345

Total Master Limited Partnerships (Cost $5,957)		3,976

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Banco Santander SA 5.250% due 09/29/2023 •(g)	400,000	400
Bank of America Corp. 5.875% due 03/15/2028 •(g)	670,000	589

Total Preferred Securities (Cost $1,086)		989

REAL ESTATE INVESTMENT TRUSTS 3.5%
REAL ESTATE 3.5%
Agree Realty Corp.	7,143	515
Alexandria Real Estate Equities, Inc.	19,673	2,853
American Assets Trust, Inc.	21,977	653
American Homes 4 Rent 'A'	75,312	2,669
American Tower Corp.	12,158	3,107
Apartment Income REIT Corp.	33,750	1,404
AvalonBay Communities, Inc.	19,800	3,846
Boston Properties, Inc.	6,892	613

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

Camden Property Trust		7,903	1,063
Crown Castle International Corp.		4,589	773
CubeSmart		23,767	1,015
Digital Realty Trust, Inc.		21,290	2,764
Duke Realty Corp.		60,766	3,339
Equinix, Inc.		1,783	1,171
Equity LifeStyle Properties, Inc.		49,272	3,472
Equity Residential		49,036	3,541
Essex Property Trust, Inc.		6,283	1,643
Extra Space Storage, Inc.		4,813	819
First Industrial Realty Trust, Inc.		32,985	1,566
Gaming & Leisure Properties, Inc.		38,956	1,787
Healthpeak Properties, Inc.		92,328	2,392
Host Hotels & Resorts, Inc.		77,690	1,218
Hudson Pacific Properties, Inc.		10,931	162
Invitation Homes, Inc.		163,998	5,835
Kilroy Realty Corp.		15,854	830
Life Storage, Inc.		7,782	869
Medical Properties Trust, Inc.		71,893	1,098
Mid-America Apartment Communities, Inc.		8,201	1,432
Prologis, Inc.		60,393	7,105
Public Storage		19,053	5,957
Regency Centers Corp.		6,328	375
Retail Opportunity Investments Corp.		30,972	489
Rexford Industrial Realty, Inc.		18,955	1,092
RLJ Lodging Trust		135,613	1,496
Ryman Hospitality Properties, Inc.		12,900	981
Safehold, Inc.		7,334	259
SBA Communications Corp.		8,679	2,778
Simon Property Group, Inc.		36,497	3,464
SITE Centers Corp.		34,410	464
Sun Communities, Inc.		24,697	3,936
Sunstone Hotel Investors, Inc.		63,863	634
Terreno Realty Corp.		7,339	409
UDR, Inc.		30,140	1,388
Ventas, Inc.		32,797	1,687
VICI Properties, Inc.		272,836	8,128
Welltower, Inc.		32,328	2,662
WP Carey, Inc.		29,674	2,459

Total Real Estate Investment Trusts (Cost $83,229)			98,212

		OUNCES
COMMODITIES 2.2%
Gold Warehouse Receipts-		61,061	62,136

Total Commodities (Cost $61,061)			62,136

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.3%
REPURCHASE AGREEMENTS (j) 5.6%			156,569

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (d)(e)	ARS	97,900	328

U.S. TREASURY BILLS 4.0%
1.036% due 07/05/2022 - 09/29/2022 (c)(d)(n)		$110,327	110,170

			110,170

U.S. TREASURY CASH MANAGEMENT BILLS 2.7%
1.816% due 09/06/2022 - 11/01/2022 (a)(c)(d)		75,600	75,191

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $342,395)		342,258

Total Investments in Securities (Cost $2,860,768)		2,664,641

	SHARES
INVESTMENTS IN AFFILIATES 9.2%
MUTUAL FUNDS (h) 3.5%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	13,468,934	97,784

Total Mutual Funds (Cost $121,633)		97,784

SHORT-TERM INSTRUMENTS 5.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%
PIMCO Short-Term Floating NAV Portfolio III	16,414,974	159,291

Total Short-Term Instruments (Cost $159,324)		159,291

Total Investments in Affiliates (Cost $280,957)		257,075

Total Investments 105.0% (Cost $3,141,725)		$2,921,716
Financial Derivative Instruments (k)(m) (1.9)%(Cost or Premiums, net $(1,886))		(52,676)
Other Assets and Liabilities, net (3.1)%		(86,114)

Net Assets 100.0%		$2,782,926

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	1.500%	06/30/2022	07/01/2022	$101,000	U.S. Treasury Bonds 1.375% due 11/15/2040	$(103,049)	$101,000	$101,004
FICC	0.400	06/30/2022	07/01/2022	7,369	U.S. Treasury Notes 3.000% due 06/30/2024	(7,516)	7,369	7,369
NOM	1.480	06/30/2022	07/01/2022	10,700	U.S. Treasury Bonds 4.375% due 05/15/2040	(10,955)	10,700	10,700
RBC	1.480	06/30/2022	07/01/2022	37,500	U.S. Treasury Notes 2.750% due 02/15/2024	(38,299)	37,500	37,502

Total Repurchase Agreements	$(159,819)	$156,569	$156,575

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(36,698) at a weighted average interest rate of (0.613%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor March Futures	03/2023	1,446	$373,095	$(6,773)	$1,136	$0
Australia Government 10-Year Bond September Futures	09/2022	15	1,231	(5)	8	0
California Carbon Allowance Vintage December Futures	12/2022	1,684	52,692	2,278	2,593	0
Euro-Bund 10-Year Bond September Futures	09/2022	1,422	221,710	3,045	7,106	0
European Climate Exchange December Futures	12/2022	41	3,874	331	119	0
Gold 100 oz. August Futures	08/2022	1,128	203,863	(3,903)	19	(1,073)
Iron Ore September Futures	09/2022	409	4,840	(260)	0	(130)
U.S. Treasury 2-Year Note September Futures	09/2022	1,274	267,560	(848)	717	0
U.S. Treasury 10-Year Note September Futures	09/2022	1,495	177,204	2,485	1,518	0
United Kingdom Long Gilt September Futures	09/2022	92	12,765	(7)	438	0

$(3,657)	$13,654	$(1,203)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2022	226	$(16,763)	$(14)	$0	$(76)
Euro-Bobl September Futures	09/2022	542	(70,539)	28	0	(1,130)
Euro-BTP Italy Government Bond September Futures	09/2022	1,845	(234,425)	(8,762)	0	(5,123)
Euro-Buxl 30-Year Bond September Futures	09/2022	553	(94,786)	3,704	0	(4,080)
Euro-OAT France Government 10-Year Bond September Futures	09/2022	249	(36,148)	1,028	0	(686)
Euro-Schatz September Futures	09/2022	2,871	(328,381)	1,046	0	(1,925)
Gold 100 oz. December Futures	12/2022	236	(43,129)	602	195	0
Japan Government 10-Year Bond September Futures	09/2022	391	(428,261)	1,910	58	(375)
Put Options Strike @ USD 85.000 on Brent Crude June 2023 Futures	04/2023	226	(2,667)	(46)	0	(291)
U.S. Treasury 5-Year Note September Futures	09/2022	759	(85,198)	(853)	0	(534)
U.S. Treasury 10-Year Ultra September Futures	09/2022	1,536	(195,648)	1,378	0	(2,040)
U.S. Treasury 30-Year Bond September Futures	09/2022	586	(81,234)	25	0	(989)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	190	(29,325)	73	0	(445)

$119	$253	$(17,694)

Total Futures Contracts	$(3,538)	$13,907	$(18,897)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.622%	EUR	800	$5	$(3)	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$5,452	$(137)	$(321)	$(458)	$1	$0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	2,046	(64)	(120)	(184)	0	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	6,100	(201)	(616)	(817)	0	(2)
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	8,500	(304)	(800)	(1,104)	0	(9)

$(706)	$(1,857)	$(2,563)	$1	$(11)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.380%	Semi-Annual	06/18/2028	JPY	13,680	$(4)	$4	$0	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	385,260	(147)	132	(15)	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	$2,800	(63)	218	155	0	(14)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	300	26	(4)	22	0	(2)
Receive(6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028	27,500	0	1,385	1,385	0	(139)
Receive(6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028	14,700	0	740	740	0	(74)
Pay(6)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053	5,700	0	(995)	(995)	36	0
Pay(6)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053	3,000	0	(574)	(574)	19	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	3,000	(15)	(132)	(147)	38	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	5,100	(28)	(235)	(263)	65	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	4,200	(32)	(194)	(226)	56	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	6,700	(24)	(218)	(242)	90	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	3,000	(11)	(98)	(109)	40	0
Receive	CPTFEMU	0.330	Maturity	07/15/2022	3,300	11	286	297	0	0
Receive	CPTFEMU	2.965	Maturity	05/15/2027	11,300	0	58	58	0	(72)
Receive	CPTFEMU	3.000	Maturity	05/15/2027	10,000	5	27	32	0	(64)
Receive	CPTFEMU	3.130	Maturity	05/15/2027	4,100	0	(16)	(16)	0	(27)
Pay	CPTFEMU	1.380	Maturity	03/15/2031	23,900	(174)	(4,074)	(4,248)	194	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	CPTFEMU	2.600	Maturity	05/15/2032		10,200	52	(100)	(48)	0	(123)
Pay	CPTFEMU	2.455	Maturity	06/15/2032		6,700	0	36	36	84	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032		12,000	0	(213)	(213)	0	(154)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		14,800	(47)	(458)	(505)	0	(196)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		6,550	8	(12)	(4)	108	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		1,600	1	30	31	52	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		2,300	(60)	113	53	75	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		900	1	19	20	29	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		950	0	(17)	(17)	29	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		$1,800	(51)	195	144	0	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		10,870	(453)	1,435	982	0	(39)
Receive	CPURNSA	2.263	Maturity	05/09/2023		1,820	(89)	243	154	0	(6)
Receive	CPURNSA	2.281	Maturity	05/10/2023		5,590	(278)	735	457	0	(29)
Receive	CPURNSA	2.314	Maturity	02/26/2026		13,700	0	1,347	1,347	0	(56)
Receive	CPURNSA	2.419	Maturity	03/05/2026		15,300	0	1,424	1,424	0	(59)
Receive	CPURNSA	2.768	Maturity	05/13/2026		11,500	0	830	830	0	(41)
Receive	CPURNSA	2.813	Maturity	05/14/2026		5,500	0	384	384	0	(20)
Receive	CPURNSA	2.703	Maturity	05/25/2026		10,230	0	760	760	0	(35)
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	44	44	0	(2)
Pay	CPURNSA	2.335	Maturity	02/05/2028		4,720	405	(806)	(401)	21	0
Pay	CPURNSA	2.353	Maturity	05/09/2028		1,820	167	(314)	(147)	8	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		2,740	253	(471)	(218)	11	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		5,590	519	(963)	(444)	23	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,200	0	65	65	0	(6)
Pay	CPURNSA	2.165	Maturity	04/16/2029		7,000	455	(1,187)	(732)	36	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,300	55	(216)	(161)	6	0
Pay	CPURNSA	1.280	Maturity	05/19/2030		4,500	(153)	(702)	(855)	20	0
Receive	UKRPI	6.290	Maturity	03/15/2024	GBP	39,100	(21)	1,018	997	68	0
Receive	UKRPI	6.440	Maturity	05/15/2024		6,300	0	57	57	8	0
Receive	UKRPI	6.600	Maturity	05/15/2024		29,100	41	106	147	36	0
Receive	UKRPI	5.200	Maturity	06/15/2024		7,600	0	26	26	5	0
Receive	UKRPI	5.330	Maturity	06/15/2024		33,000	0	9	9	22	0
Pay	UKRPI	3.850	Maturity	09/15/2024		6,500	477	(1,104)	(627)	0	(10)
Pay	UKRPI	3.330	Maturity	01/15/2025		65,400	1,648	(10,673)	(9,025)	0	(113)
Receive	UKRPI	4.615	Maturity	02/15/2027		8,700	0	303	303	0	(11)
Receive	UKRPI	4.626	Maturity	02/15/2027		10,200	7	341	348	0	(13)
Pay	UKRPI	3.513	Maturity	09/15/2028		3,900	225	(725)	(500)	6	0
Pay	UKRPI	3.593	Maturity	11/15/2028		2,670	194	(502)	(308)	6	0
Pay	UKRPI	3.595	Maturity	11/15/2028		1,400	102	(263)	(161)	3	0
Pay	UKRPI	3.633	Maturity	12/15/2028		2,800	224	(532)	(308)	6	0
Pay	UKRPI	3.475	Maturity	08/15/2030		20,700	255	(4,088)	(3,833)	39	0
Pay	UKRPI	3.750	Maturity	04/15/2031		11,720	3	(1,828)	(1,825)	36	0
Pay	UKRPI	4.140	Maturity	10/15/2031		11,600	(137)	(711)	(848)	61	0
Receive	UKRPI	4.300	Maturity	01/15/2032		7,600	17	159	176	0	(43)
Pay	UKRPI	3.566	Maturity	03/15/2036		14,270	(93)	(2,219)	(2,312)	117	0

							$3,271	$(22,115)	$(18,844)	$1,453	$(1,352)

Total Swap Agreements							$2,570	$(23,975)	$(21,405)	$1,454	$(1,363)

(l)	Securities with an aggregate market value of $29,870 and cash of $32,541 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	Unsettled variation margin asset of $3,132 and liability of $(1,506) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2022		DKK	7,315		$1,095		$65		$0
		07/2022		GBP	30,330		38,349		1,428		0
		07/2022			$127,717		DKK	897,953	0		(1,201)
		07/2022			1,313		EUR	1,241	0		(12)
		07/2022			581		ZAR	8,918	0		(34)
		08/2022		DKK	896,131		$127,717		1,229		0
		08/2022		IDR	25,423,477		1,698		0		(1)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

	08/2022		$15,167	MXN	307,892	47	0
	11/2022		143	ZAR	2,274	0	(5)
BPS	07/2022	EUR	7,840		$8,429	213	0
	07/2022	GBP	314		396	13	0
	07/2022	JPY	1,260,900		9,343	50	0
	07/2022	MXN	6,528		325	0	0
	07/2022	PLN	98		22	0	0
	07/2022	RON	59		12	0	0
	07/2022		$1,548	CLP	1,335,646	0	(95)
	07/2022		6,624	DKK	45,955	0	(149)
	07/2022		265,762	EUR	252,465	20	(1,211)
	07/2022		2,210	GBP	1,804	0	(14)
	07/2022		6,458	JPY	860,600	0	(115)
	07/2022		312	MXN	6,528	13	0
	08/2022	EUR	198,437		$209,096	762	0
	08/2022	GBP	314		382	0	(1)
	08/2022	THB	303		9	0	0
	08/2022		$1,156	IDR	17,047,152	0	(17)
	08/2022		6,566	INR	511,823	0	(107)
	08/2022		1,162	ZAR	18,556	0	(27)
	09/2022		320	MXN	6,528	0	0
	09/2022		4,125	TWD	114,589	0	(247)
	10/2022		1,689	COP	6,512,852	0	(148)
	10/2022		1,666	PEN	6,801	93	0
	11/2022		467	ZAR	7,512	0	(12)
BRC	07/2022		22,719	JPY	3,081,882	0	(5)
	08/2022	JPY	3,076,877		$22,719	4	0
	08/2022	KRW	2,927,272		2,261	0	(11)
	08/2022		$3,252	IDR	47,672,002	0	(67)
	08/2022		2,877	SGD	3,974	0	(17)
CBK	07/2022	BRL	67,802		$12,944	0	(11)
	07/2022	EUR	156		167	3	0
	07/2022		$13,956	BRL	67,802	0	(1,001)
	07/2022		3,474	EUR	3,245	0	(74)
	07/2022		104	PEN	391	0	(2)
	08/2022	PHP	83,150		$1,573	65	0
	08/2022		$102	PEN	388	0	(1)
	11/2022	PEN	7,146		$1,801	0	(43)
	12/2022		8,996		2,145	0	(171)
DUB	07/2022	DKK	265,549		39,323	1,909	0
	07/2022		$22,119	PLN	96,501	0	(615)
	07/2022		5,526	RON	25,891	0	(47)
	08/2022		5,604	THB	194,616	0	(92)
	08/2022		673	TWD	19,974	1	0
	12/2022		784	ZAR	12,314	0	(39)
GLM	07/2022	BRL	7,576		$1,446	0	(1)
	07/2022		$1,584	BRL	7,576	0	(136)
	07/2022		3,360	DKK	23,280	0	(80)
	07/2022		6,405	MXN	130,813	89	0
	07/2022		128	PEN	485	0	(2)
	08/2022		1,450	DKK	10,330	9	0
	08/2022		14,053	TRY	246,965	358	0
	09/2022		10,771	MYR	47,176	0	(76)
	11/2022		150	ZAR	2,408	0	(4)
	05/2023		105		1,759	0	(1)
HUS	07/2022	EUR	109,932		$114,499	53	(757)
	07/2022	GBP	1,158		1,443	34	0
	07/2022		$7,187	AUD	10,436	16	0
	07/2022		1,435	DKK	9,615	0	(80)
	07/2022		1,117	GBP	908	0	(11)
	07/2022		5,985	JPY	794,600	0	(128)
	08/2022	AUD	10,436		$7,188	0	(17)
	08/2022	INR	268,503		3,387	0	(1)
	08/2022		$2,411	CLP	2,020,551	0	(225)
	08/2022		2,421	IDR	35,489,957	0	(49)
JPM	07/2022	CZK	1,039		$44	0	0
	07/2022		$13,621	CZK	319,268	0	(113)
	07/2022		1,189	EUR	1,105	0	(31)
	08/2022	SGD	4		$3	0	0
	08/2022		$5,484	IDR	80,675,008	0	(94)
	08/2022		4,093	INR	319,848	0	(57)
	08/2022		14,235	KRW	18,120,930	0	(168)
	08/2022		54	PHP	2,869	0	(2)
	08/2022		23,202	SGD	31,893	0	(244)
	08/2022		7,900	TWD	232,756	0	(53)
	09/2022		4,882		135,688	0	(289)
MYI	07/2022	BRL	75,378		$14,619	216	0
	07/2022	DKK	892,507		132,387	6,639	0
	07/2022		$14,391	BRL	75,378	13	0
	07/2022		26,785	DKK	188,456	0	(232)
	07/2022		4,546	JPY	618,969	16	0
	08/2022	DKK	188,074		$26,785	238	0
	08/2022	JPY	617,966		4,546	0	(16)
	08/2022	THB	98,085		2,776	0	(2)
	08/2022		$14,505	BRL	75,378	0	(225)
	08/2022		15,121	CNY	101,515	39	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

08/2022	1,430	IDR	21,099,409	0	(21)
08/2022	17,872	INR	1,396,254	0	(253)
08/2022	18,391	KRW	23,424,884	0	(206)
08/2022	13,780	THB	474,770	0	(332)
08/2022	2,350	TWD	69,218	0	(16)
09/2022	1,984	55,387	0	(110)
RBC	08/2022	2,401	INR	187,648	0	(33)
09/2022	4,531	MXN	93,226	51	0
SCX	07/2022	GBP	775	$952	8	0
07/2022	$4,123	ILS	13,901	0	(142)
07/2022	3,534	JPY	481,096	12	0
07/2022	74	PEN	282	0	(1)
08/2022	CNY	34,024	$5,073	0	(8)
08/2022	JPY	480,316	3,534	0	(12)
08/2022	$24,279	CNY	162,494	0	(13)
09/2022	COP	5,697,771	$1,418	64	0
09/2022	$5,774	MYR	24,316	0	(263)
09/2022	726	ZAR	11,229	0	(41)
11/2022	2,876	COP	12,221,839	0	0
SOG	07/2022	EUR	138,520	$148,882	3,720	0
07/2022	$35,964	GBP	29,551	9	0
08/2022	GBP	29,551	$35,980	0	(9)
08/2022	$1,639	TWD	47,190	0	(48)
TOR	07/2022	JPY	4,834,196	$38,086	2,457	0
UAG	07/2022	AUD	10,436	7,454	251	0
07/2022	$1,492	EUR	1,387	0	(39)
07/2022	7,956	HUF	2,790,037	0	(600)
08/2022	2,878	KRW	3,573,622	0	(104)
08/2022	1,555	PEN	5,723	0	(66)
08/2022	8,593	PHP	450,813	0	(415)
08/2022	3,448	TRY	61,894	164	0
09/2022	10,460	MXN	208,436	0	(218)
11/2022	458	ZAR	7,263	0	(17)

Total Forward Foreign Currency Contracts	$20,371	$(11,653)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	3,700	$3	$1,582
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	4,690	357	2,004
BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410	02/02/2023	88,300	442	75
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	2,310	172	987
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	46,500	256	79
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	11,000	683	1,730
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	56,800	606	574
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	49,500	302	65
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	87,700	448	74
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	3,600	263	1,544
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	161,900	1,943	1,815
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	22,600	1,419	3,394

Total Purchased Options	$6,894	$13,923

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	5,400	$(8)	$(4)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	2,400	(11)	(5)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	7,000	(20)	(23)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	5,000	(9)	(2)
BRC	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	2,800	(13)	(6)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	08/17/2022	3,000	(7)	(5)
CBK	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200	07/20/2022	4,800	(7)	(4)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	11,800	(23)	(13)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700	08/17/2022	5,100	(6)	(1)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	16,400	(37)	(26)
JPM	Put - OTC CDX.HY-38 5-Year Index	Sell	95.000	08/17/2022	2,400	(29)	(37)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.250	07/20/2022	5,800	(9)	(3)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	08/17/2022	10,400	(24)	(14)

$(203)	$(143)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,900	$(86)	$(27)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	700	(5)	0

$(91)	$(27)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	11,100	$0	$(2,429)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	14,140	(351)	(3,097)
BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558	02/02/2023	19,300	(442)	(48)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	6,960	(171)	(1,524)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	10,500	(260)	(45)
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	1,400	(5)	0
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	1,400	(5)	(28)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	54,000	(680)	(2,219)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	31,500	(622)	(534)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	11,100	(307)	(43)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	19,200	(449)	(49)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	10,700	(260)	(2,341)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	110,100	(1,453)	(4,648)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	89,200	(1,945)	(1,654)

$(6,950)	$(18,659)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	$99.141	09/07/2022	1,900	$(7)	$(12)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.156	09/07/2022	3,600	(13)	(24)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	7,800	(29)	(65)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	101.141	09/07/2022	1,900	(5)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	96.906	08/04/2022	1,700	(8)	(22)

$(62)	$(131)

Total Written Options	$(7,306)	$(18,960)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Receive	GOLDLNPM Index	$1,892.000	Maturity	11/28/2022	400	$0	$(26)	$0	$(26)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index			0.500%	Monthly	11/17/2059	$3,200	$(95)	$84	$0	$(11)
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	2,600	(121)	123	2	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	2,291	(141)	139	0	(2)
MYC	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	13,300	(440)	392	0	(48)
UAG	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	5,200	(151)	132	0	(19)

								$(948)	$870	$2	$(80)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index		Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Pay	CPURNSA		1.800%	Maturity	07/20/2026	$1,900	$0	$(278)	$0	$(278)
	Pay	CPURNSA		1.805	Maturity	09/20/2026	900	0	(130)	0	(130)

								$0	$(408)	$0	$(408)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	DWRTFT Index	2,902	2.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	$34,067	$0	$(42)	$0	$(42)
BPS	Receive	BCOMF2T Index	2,802	1.890% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	1,968	0	(192)	0	(192)
BRC	Receive	DWRTFT Index	679	1.910% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/21/2023	7,971	0	0	0	0
CIB	Receive	PIMCODB Index	787,276	0.000%	Monthly	02/15/2023	166,581	0	(16,767)	0	(16,767)
GST	Receive	BCOMF2T Index	6,233	1.890% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	4,377	0	(428)	0	(428)
	Pay	BCOMTR Index	92,322	1.880% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	25,594	0	2,454	2,454	0
JPM	Receive	DWRTFT Index	1,634	1.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/05/2022	19,182	0	(25)	0	(25)
	Receive	DWRTFT Index	583	2.040% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	6,844	0	(8)	0	(8)
	Receive	DWRTFT Index	2,020	2.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	23,713	0	(30)	0	(30)
	Receive	BCOMF2T Index	189,488	1.890% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	133,078	0	(13,017)	0	(13,017)
	Receive	JMABNIC5 Index	641,485	0.000%	Monthly	02/15/2023	124,313	(426)	(6,436)	0	(6,862)
MAC	Receive	BCOMF2T Index	77,851	1.890% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	54,675	0	(5,348)	0	(5,348)
	Receive	BCOMTR Index	136,891	1.880% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	37,950	0	(3,639)	0	(3,639)
	Receive	PIMCODB Index	421,569	0.000%	Monthly	02/15/2023	86,602	(2,670)	(5,894)	0	(8,564)
MYI	Receive	DWRTFT Index	1,121	1.490% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	13,160	0	(17)	0	(17)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	DWRTFT Index	3,762	1.990% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	44,163	0	(52)	0	(52)
RBC	Receive	DWRTFT Index	2,165	1.940% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/03/2023	25,415	0	(29)	0	(29)
UAG	Receive	DWRTFT Index	392	1.490% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	4,602	0	(6)	0	(6)

$(3,096)	$(49,476)	$2,454	$(55,026)

Total Swap Agreements	$(4,044)	$(49,040)	$2,456	$(55,540)

(n)

Securities with an aggregate market value of $49,504 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$156,090	$0	$156,090
Industrials	0	1,029	0	1,029
Utilities	0	506	0	506
U.S. Government Agencies	0	87,035	0	87,035
U.S. Treasury Obligations	0	1,367,630	0	1,367,630
Non-Agency Mortgage-Backed Securities	0	22,706	0	22,706
Asset-Backed Securities	0	247,284	0	247,284
Sovereign Issues	0	236,546	0	236,546
Common Stocks
Communication Services	6,298	0	0	6,298
Consumer Discretionary	458	0	0	458
Energy	6,124	0	0	6,124
Financials	4,969	0	0	4,969
Health Care	9,376	0	0	9,376
Information Technology	6,686	0	0	6,686
Materials	2,034	0	0	2,034
Real Estate	1,157	0	0	1,157
Utilities	1,142	0	0	1,142
Master Limited Partnerships
Energy	3,976	0	0	3,976
Preferred Securities
Banking & Finance	0	989	0	989
Real Estate Investment Trusts
Real Estate	98,212	0	0	98,212
Commodities	0	62,136	0	62,136
Short-Term Instruments
Repurchase Agreements	0	156,569	0	156,569
Argentina Treasury Bills	0	328	0	328
U.S. Treasury Bills	0	110,170	0	110,170
U.S. Treasury Cash Management Bills	0	75,191	0	75,191

$140,432	$2,524,209	$0	$2,664,641
Investments in Affiliates, at Value
Mutual Funds	97,784	0	0	97,784
Short-Term Instruments
Central Funds Used for Cash Management Purposes	159,291	0	0	159,291

$257,075	$0	$0	$257,075

Total Investments	$397,507	$2,524,209	$0	$2,921,716

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11,672	3,689	0	15,361

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2022 (Unaudited)

Over the counter	0	36,750	0	36,750

	$11,672	$40,439	$0	$52,111
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14,889)	(5,371)	0	(20,260)
Over the counter	0	(86,153)	0	(86,153)

	$(14,889)	$(91,524)	$0	$(106,413)

Total Financial Derivative Instruments	$(3,217)	$(51,085)	$0	$(54,302)

Totals	$394,290	$2,473,124	$0	$2,867,414

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.4% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$4,830	$1,067
1.000% due 07/09/2029		126	30
2.500% due 07/09/2041 þ		920	239

Total Argentina (Cost $3,260)			1,336

AUSTRALIA 1.7%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust
1.682% due 12/05/2059 •		$277	276
1.733% due 09/05/2057 •		3,487	3,487
RESIMAC Premier 2.170% (US0001M + 1.050%) due 02/07/2052 ~		2,674	2,672

			6,435

SOVEREIGN ISSUES 1.6%
Australia Government International Bond
0.500% due 09/21/2026	AUD	145,600	89,485
1.000% due 11/21/2031		23,500	12,827
1.250% due 05/21/2032		7,800	4,317
1.750% due 06/21/2051		15,600	6,851
2.500% due 05/21/2030		15,800	10,099
4.500% due 04/21/2033		29,200	21,621
Northern Territory Treasury Corp. 2.000% due 04/21/2031		8,800	5,055
South Australia Government Financing Authority 1.750% due 05/24/2032		17,100	9,410
Treasury Corp. of Victoria 4.250% due 12/20/2032		23,500	16,154

			175,819

Total Australia (Cost $213,306)			182,254

AUSTRIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Erste Group Bank AG
4.250% due 10/15/2027 •(g)(h)	EUR	1,000	829
6.500% due 04/15/2024 •(g)(h)		1,400	1,431

Total Austria (Cost $3,004)			2,260

CANADA 1.1%
CORPORATE BONDS & NOTES 0.1%
CGI, Inc. 1.450% due 09/14/2026		$2,200	1,945
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	9,200	8,932

			10,877

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	10,156	7,359
2.867% due 02/12/2055 ~		16,700	11,309
3.072% due 08/12/2053		1,756	1,352
3.650% due 08/12/2053		6,200	4,633

			24,653

SOVEREIGN ISSUES 0.8%
Canada Government International Bond 2.000% due 12/01/2051		94,850	57,399

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		11,660	9,203
Province of Ontario 2.500% due 04/27/2026		$4,000	3,885
Province of Quebec 3.000% due 09/01/2023	CAD	19,200	14,885

			85,372

Total Canada (Cost $147,186)			120,902

CAYMAN ISLANDS 6.8%
ASSET-BACKED SECURITIES 6.4%
ACREC Ltd. 2.762% due 10/16/2036 •		$14,500	13,857
Anchorage Capital CLO Ltd.
2.094% due 07/15/2030 •		21,300	21,054
2.276% due 07/22/2032 •		8,250	8,019
Apex Credit CLO Ltd. 3.086% due 09/20/2029 •		14,779	14,564
Arbor Realty Commercial Real Estate Notes Ltd.
2.229% due 01/15/2037 •		31,200	30,321
2.674% (US0001M + 1.350%) due 11/15/2036 ~		30,600	29,665
Ares CLO Ltd. 1.914% (US0003M + 0.870%) due 01/15/2029 ~		24,626	24,265
Benefit Street Partners CLO Ltd.
1.994% due 10/15/2030 •		9,800	9,620
2.063% (US0003M + 1.000%) due 07/20/2029 ~		5,111	5,058
2.074% (US0003M + 1.030%) due 01/17/2032 ~		5,700	5,553
2.124% due 07/15/2032 •		6,500	6,378
Brookside Mill CLO Ltd. 1.864% (US0003M + 0.820%) due 01/17/2028 ~		497	498
Carlyle Global Market Strategies CLO Ltd. 2.361% due 08/14/2030 •		28,600	28,181
Crestline Denali CLO Ltd. 2.324% due 10/23/2031 •		9,850	9,633
Dryden Senior Loan Fund 2.064% due 04/15/2029 •		14,133	13,942
Galaxy CLO Ltd. 2.014% (US0003M + 0.970%) due 10/15/2030 ~		22,950	22,583
GoldenTree Loan Management U.S. CLO Ltd. 1.973% due 11/20/2030 •		13,000	12,718
KKR CLO Ltd. 1.994% due 07/15/2030 •		11,850	11,643
LCM Ltd. 1.951% due 07/20/2030 •		19,150	18,843
LoanCore Issuer Ltd.
2.329% (SOFR30A + 1.550%) due 01/17/2037 ~		11,600	11,275
2.624% (US0001M + 1.300%) due 11/15/2038 ~		29,800	28,665
Madison Park Funding Ltd. 2.304% due 04/25/2032 •		7,200	7,043
Magnetite Ltd. 2.291% due 11/15/2028 •		10,451	10,292
Marble Point CLO Ltd. 2.084% due 10/15/2030 •		11,050	10,890
MidOcean Credit CLO 2.528% due 02/20/2031 •		11,500	11,314
MKS CLO Ltd. 2.063% (US0003M + 1.000%) due 07/20/2030 ~		7,300	7,211
MP CLO Ltd. 1.934% due 10/18/2028 •		23,431	22,992
OSD CLO Ltd. 1.914% due 04/17/2031 •		11,000	10,759
OZLM Ltd.
2.024% (US0003M + 0.980%) due 10/17/2029 ~		24,449	24,120
2.223% due 07/20/2032 •		15,500	15,142
Palmer Square Loan Funding Ltd. 1.844% (US0003M + 0.800%) due 10/15/2029 ~		9,142	8,976
Romark CLO Ltd. 2.214% (US0003M + 1.030%) due 10/23/2030 ~		17,900	17,584
Sound Point CLO Ltd.
2.084% (US0003M + 0.900%) due 01/23/2029 ~		19,581	19,302
2.113% due 10/20/2028 •		15,750	15,560
2.273% due 07/20/2032 •		15,350	14,959
Starwood Mortgage Trust 2.129% due 11/15/2038 •		21,900	21,147
Stratus CLO Ltd. 1.963% due 12/28/2029 •		10,459	10,277
Symphony CLO Ltd.
1.924% due 04/15/2028 •		2,388	2,367
1.988% (US0003M + 0.950%) due 07/14/2026 ~		1,413	1,409
Symphony Static CLO Ltd. 2.014% (US0003M + 0.830%) due 10/25/2029 ~		13,140	12,904
TCW CLO Ltd. 2.154% (US0003M + 0.970%) due 04/25/2031 ~		25,400	24,856

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Telos CLO Ltd. 1.994% due 04/17/2028 •		368	369
THL Credit Wind River Clo Ltd. 2.124% due 04/15/2031 •		9,550	9,314
TICP CLO Ltd. 1.903% (US0003M + 0.840%) due 04/20/2028 ~		19,488	19,308
Venture CLO Ltd.
1.924% due 04/15/2027 •		3,283	3,247
1.963% due 10/20/2028 •		10,359	10,237
2.053% due 07/20/2030 •		20,200	19,919
2.628% due 08/28/2029 •		20,877	20,741
Vibrant CLO Ltd.
2.103% due 09/15/2030 •		10,300	10,104
2.183% (US0003M + 1.120%) due 07/20/2032 ~		8,800	8,592
Voya CLO Ltd. 2.044% (US0003M + 1.000%) due 10/15/2030 ~		10,300	10,125
Wellfleet CLO Ltd. 1.953% due 07/20/2029 •		8,518	8,433

			715,828

CORPORATE BONDS & NOTES 0.2%
MGM China Holdings Ltd. 4.750% due 02/01/2027		3,400	2,408
SA Global Sukuk Ltd. 2.694% due 06/17/2031		7,900	6,959
Sands China Ltd.
5.125% due 08/08/2025		4,100	3,446
5.400% due 08/08/2028		9,200	7,108
Tencent Holdings Ltd. 3.595% due 01/19/2028		1,300	1,236

			21,157

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
BDS Ltd. 2.207% (SOFR30A + 1.414%) due 09/15/2035 ~		1,250	1,241
GPMT Ltd. 2.862% (US0001M + 1.250%) due 07/16/2035 ~		13,071	12,858
MF1 Multifamily Housing Mortgage Loan Trust 2.298% due 07/15/2036 •		10,733	10,605

			24,704

Total Cayman Islands (Cost $780,824)			761,689

CHINA 6.7%
SOVEREIGN ISSUES 6.7%
China Development Bank
3.390% due 07/10/2027	CNY	195,300	29,820
3.430% due 01/14/2027		209,800	32,059
4.040% due 04/10/2027		680,700	106,823
4.240% due 08/24/2027		1,581,200	250,819
4.880% due 02/09/2028		530,900	87,077
China Government International Bond
2.680% due 05/21/2030		224,100	33,004
3.010% due 05/13/2028		79,300	12,004
3.280% due 12/03/2027		500	77
3.400% due 02/09/2027		13,000	2,014
3.530% due 10/18/2051		611,600	94,792
3.720% due 04/12/2051		204,900	32,674
3.810% due 09/14/2050		454,200	73,409

Total China (Cost $734,006)			754,572

DENMARK 3.6%
CORPORATE BONDS & NOTES 3.6%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	943,813	101,326
1.500% due 10/01/2053		83,824	9,406
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		540,981	56,966
1.500% due 10/01/2053		47,526	5,510
Nykredit Realkredit AS
1.000% due 10/01/2050		1,503,958	161,202
1.000% due 10/01/2053		29,920	3,290
1.500% due 10/01/2053		260,522	29,638
Realkredit Danmark AS
1.000% due 10/01/2050		263,231	29,133
1.000% due 10/01/2053		12,700	1,391
1.500% due 10/01/2053		66,727	7,579

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Total Denmark (Cost $554,846)			405,441

FRANCE 3.3%
CORPORATE BONDS & NOTES 1.3%
BNP Paribas SA
1.675% due 06/30/2027 •		$16,500	14,564
2.591% due 01/20/2028 •		15,100	13,594
3.132% due 01/20/2033 •		29,300	24,559
BPCE SA 2.045% due 10/19/2027 •		9,000	7,946
Dexia Credit Local SA 3.250% due 09/26/2023		6,800	6,819
Renault SA 1.125% due 10/04/2027	EUR	8,000	6,151
Societe Generale SA
1.488% due 12/14/2026 •		$49,200	43,472
2.797% due 01/19/2028 •		7,400	6,614
3.337% due 01/21/2033 •		7,800	6,391
4.677% due 06/15/2027		13,900	13,824

			143,934

SOVEREIGN ISSUES 2.0%
France Government International Bond
0.500% due 05/25/2072	EUR	19,400	8,946
0.750% due 05/25/2052 (k)		89,850	59,836
2.000% due 05/25/2048		117,900	113,033
3.250% due 05/25/2045 (k)		38,900	46,663

			228,478

Total France (Cost $477,401)			372,412

GERMANY 2.0%
CORPORATE BONDS & NOTES 2.0%
Deutsche Bank AG
0.898% due 05/28/2024 (i)		$8,700	8,157
1.000% due 11/19/2025 •	EUR	200	198
1.625% due 01/20/2027		42,200	39,657
1.750% due 11/19/2030 •		4,400	3,808
2.129% due 11/24/2026 •(i)		$10,600	9,428
2.222% due 09/18/2024 •		32,000	30,871
2.552% due 01/07/2028 •		22,600	19,580
2.625% due 12/16/2024	GBP	5,100	5,915
2.625% due 02/12/2026	EUR	18,800	18,962
3.035% due 05/28/2032 •(i)		$9,900	7,843
3.547% due 09/18/2031 •		9,700	8,130
3.729% due 01/14/2032 •(i)		4,200	3,161
3.950% due 02/27/2023		6,600	6,587
3.961% due 11/26/2025 •		29,550	28,582
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	9,400	8,613
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)		1,400	1,148
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$2,900	2,586
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	15,000	9,574
Schaeffler AG 3.375% due 10/12/2028	EUR	5,000	4,262
Volkswagen Bank GmbH 1.875% due 01/31/2024		5,900	6,147
ZF Finance GmbH 2.000% due 05/06/2027		1,100	892

Total Germany (Cost $263,257)			224,101

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$11,400	11,276

Total India (Cost $11,420)			11,276

IRELAND 1.7%
ASSET-BACKED SECURITIES 1.4%
Accunia European CLO DAC 0.950% (EUR003M + 0.950%) due 07/15/2030 ~	EUR	5,561	5,754

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Armada Euro CLO DAC 0.720% due 07/15/2031 •		15,000	15,315
Aurium CLO DAC 0.670% due 04/16/2030 •		7,480	7,715
Blackrock European CLO DAC 0.620% (EUR003M + 0.620%) due 10/15/2031 ~		7,000	7,094
BNPP AM Euro CLO DAC 0.650% due 10/15/2031 •		1,876	1,934
Cairn CLO DAC
0.600% due 04/30/2031 •		11,994	12,404
0.670% due 01/31/2030 •		3,651	3,762
Carlyle Euro CLO DAC 0.700% due 01/15/2031 •		19,000	19,454
CVC Cordatus Loan Fund DAC
0.630% (EUR003M + 0.630%) due 09/15/2031 ~		6,400	6,557
0.650% due 07/21/2030 •		7,359	7,612
0.650% due 10/15/2031 •		15,650	16,007
Harvest CLO DAC 0.640% due 10/15/2031 •		10,000	10,237
Jubilee CLO DAC
0.610% (EUR003M + 0.610%) due 04/15/2030 ~		11,000	11,387
0.650% (EUR003M + 0.650%) due 04/15/2031 ~		8,700	8,952
Man GLG Euro CLO DAC
0.680% due 10/15/2030 •		5,079	5,215
0.690% due 12/15/2031 •		15,850	16,255
0.870% due 01/15/2030 •		5,650	5,866

			161,520

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
1.150% due 10/29/2023		$6,900	6,579
1.650% due 10/29/2024		5,500	5,084
1.750% due 10/29/2024		5,000	4,618
2.450% due 10/29/2026		3,600	3,137
AIB Group PLC 4.750% due 10/12/2023		3,200	3,204

			22,622

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
European Loan Conduit DAC 1.000% due 02/17/2030 •	EUR	2,687	2,779
Shamrock Residential DAC 0.338% (EUR001M + 0.850%) due 01/24/2061 ~		2,434	2,516

			5,295

Total Ireland (Cost $216,655)			189,437

ISRAEL 0.5%
SOVEREIGN ISSUES 0.5%
Israel Government International Bond
2.000% due 03/31/2027	ILS	111,200	31,312
3.375% due 01/15/2050		$1,000	811
3.800% due 05/13/2060		24,100	20,141
4.125% due 01/17/2048		5,200	4,807

Total Israel (Cost $66,612)			57,071

ITALY 0.7%
CORPORATE BONDS & NOTES 0.6%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	14,835	14,702
2.625% due 04/28/2025		8,000	7,448
3.625% due 09/24/2024		1,500	1,454
4.000% due 07/10/2022 (k)		600	627
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(g)(h)		8,600	8,576
UniCredit SpA
2.200% due 07/22/2027 •		3,550	3,400
7.500% due 06/03/2026 •(g)(h)		4,800	4,656
7.830% due 12/04/2023		$22,190	22,987

			63,850

SOVEREIGN ISSUES 0.1%
Italy Government International Bond 6.000% due 08/04/2028	GBP	5,900	8,019

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Total Italy (Cost $83,502)			71,869

JAPAN 9.8%
CORPORATE BONDS & NOTES 1.1%
Mizuho Financial Group, Inc.
2.154% (US0003M + 0.630%) due 05/25/2024 ~		$18,500	18,303
2.601% (US0003M + 0.880%) due 09/11/2022 ~		16,600	16,593
2.721% (US0003M + 1.000%) due 09/11/2024 ~		11,800	11,786
3.922% due 09/11/2024 •		9,600	9,576
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		7,600	7,476
3.522% due 09/17/2025		12,600	11,940
4.345% due 09/17/2027		13,200	12,127
4.810% due 09/17/2030		12,600	11,206
Nomura Holdings, Inc. 2.329% due 01/22/2027		10,300	9,128
Olympus Corp. 2.143% due 12/08/2026		8,700	7,947
Panasonic Holdings Corp. 2.536% due 07/19/2022		5,300	5,300
Sumitomo Mitsui Banking Corp. 0.550% due 11/06/2023	EUR	4,300	4,466
Sumitomo Mitsui Trust Bank Ltd. 2.800% due 03/10/2027		$600	563

			126,411

SOVEREIGN ISSUES 8.7%
Japan Bank for International Cooperation 1.750% due 10/17/2024		4,900	4,751
Japan Finance Organization for Municipalities
0.625% due 09/02/2025		43,400	39,723
3.375% due 09/27/2023		12,600	12,620
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	10,377,952	80,389
0.100% due 06/20/2031		13,298,800	96,683
0.500% due 09/20/2046		10,110,000	65,711
0.500% due 03/20/2049		11,846,000	74,267
0.700% due 12/20/2048		12,280,000	81,416
0.700% due 06/20/2051		9,715,000	62,892
0.700% due 12/20/2051		590,000	3,813
1.400% due 09/20/2034		13,120,000	107,402
1.700% due 09/20/2032		36,520,000	306,382
Tokyo Metropolitan Government 0.750% due 07/16/2025		$45,200	41,625

			977,674

Total Japan (Cost $1,333,493)			1,104,085

JERSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
AA Bond Co. Ltd. 2.750% due 07/31/2043	GBP	200	239

Total Jersey, Channel Islands (Cost $250)			239

LUXEMBOURG 0.1%
CORPORATE BONDS & NOTES 0.1%
Aroundtown SA 1.625% due 01/31/2028	EUR	2,200	1,858
Logicor Financing SARL 1.625% due 07/15/2027		1,300	1,179
Medtronic Global Holdings SCA 0.000% due 12/02/2022 (d)		9,700	10,157

Total Luxembourg (Cost $15,053)			13,194

MALAYSIA 1.0%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	3,392
4.550% due 04/21/2050		3,300	3,159

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

4.800% due 04/21/2060		4,200	4,120

			10,671

SOVEREIGN ISSUES 0.9%
Malaysia Government International Bond 4.065% due 06/15/2050	MYR	78,100	15,367
Malaysia Government Investment Issue 4.369% due 10/31/2028		348,400	79,776

			95,143

Total Malaysia (Cost $113,910)			105,814

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$6,100	5,085

Total Mexico (Cost $5,662)			5,085

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.5%
Airbus SE 2.375% due 06/09/2040	EUR	450	392
Cooperatieve Rabobank UA
3.649% due 04/06/2028 •		$25,800	24,527
3.758% due 04/06/2033 •		4,000	3,614
Enel Finance International NV 2.650% due 09/10/2024		26,100	25,304
ING Groep NV
3.875% due 05/16/2027 •(g)(h)		1,800	1,313
5.750% due 11/16/2026 •(g)(h)		1,800	1,648

			56,798

		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		2,626,225	2,680

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.1%
BNG Bank NV 4.750% due 03/06/2023	AUD	11,010	7,694

Total Netherlands (Cost $71,179)			67,172

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	14,200	7,325

Total New Zealand (Cost $10,051)			7,325

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	20,700	12,906

Total Norway (Cost $15,055)			12,906

PERU 1.1%
SOVEREIGN ISSUES 1.1%
Peru Government International Bond
2.780% due 12/01/2060		$4,700	2,921
3.230% due 07/28/2121		3,300	2,033
5.350% due 08/12/2040	PEN	32,500	6,364
5.400% due 08/12/2034		18,300	3,862
5.940% due 02/12/2029		96,130	22,956
6.350% due 08/12/2028		286,000	70,461

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

6.950% due 08/12/2031		600	149
8.200% due 08/12/2026		45,200	12,350

Total Peru (Cost $160,781)			121,096

QATAR 0.2%
CORPORATE BONDS & NOTES 0.2%
Qatar Energy
2.250% due 07/12/2031		$10,200	8,730
3.125% due 07/12/2041		7,500	5,900
3.300% due 07/12/2051		9,300	7,204

			21,834

SOVEREIGN ISSUES 0.0%
Qatar Government International Bond 4.400% due 04/16/2050		600	574

Total Qatar (Cost $27,474)			22,408

ROMANIA 0.5%
SOVEREIGN ISSUES 0.5%
Romania Government International Bond
1.375% due 12/02/2029	EUR	9,090	6,899
1.750% due 07/13/2030		12,500	9,364
2.000% due 01/28/2032		1,400	1,004
2.000% due 04/14/2033		1,700	1,160
2.124% due 07/16/2031		800	595
2.125% due 03/07/2028		14,800	12,800
2.625% due 12/02/2040		7,700	4,703
2.750% due 04/14/2041		4,445	2,731
2.875% due 04/13/2042		17,900	11,013
3.750% due 02/07/2034		12,500	9,847

Total Romania (Cost $95,548)			60,116

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	8,300	6,354
2.050% due 09/23/2036		6,900	4,279

Total Serbia (Cost $17,486)			10,633

SINGAPORE 1.7%
CORPORATE BONDS & NOTES 0.0%
BOC Aviation Ltd. 2.750% due 09/18/2022		$1,900	1,898

SOVEREIGN ISSUES 1.7%
Singapore Government International Bond
1.625% due 07/01/2031	SGD	137,800	88,839
2.875% due 09/01/2030		146,536	104,981

			193,820

Total Singapore (Cost $213,858)			195,718

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 4.850% due 09/30/2029		$9,400	8,053

Total South Africa (Cost $9,400)			8,053

SOUTH KOREA 1.8%
SOVEREIGN ISSUES 1.8%
Korea Government International Bond
2.125% due 06/10/2027	KRW	25,325,000	18,205
2.375% due 12/10/2027		25,830,000	18,666
2.375% due 12/10/2028		115,240,000	82,472
2.625% due 06/10/2028		80,130,000	58,449
5.500% due 03/10/2028		25,830,000	21,794

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Total South Korea (Cost $250,032)			199,586

SPAIN 1.0%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(g)(h)	EUR	3,400	3,431
Banco de Sabadell SA
1.125% due 03/11/2027 •		800	768
1.750% due 05/10/2024		700	711
Banco Santander SA 1.849% due 03/25/2026		$4,400	3,962
Merlin Properties Socimi SA 2.225% due 04/25/2023	EUR	5,200	5,467

			14,339

		SHARES
PREFERRED SECURITIES 0.0%
CaixaBank SA 6.000% due 07/18/2022 •(g)(h)		200,000	210

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.9%
Autonomous Community of Catalonia 4.220% due 04/26/2035		3,500	3,969
Spain Government International Bond
0.850% due 07/30/2037		21,900	17,409
1.450% due 10/31/2071		26,890	15,790
1.900% due 10/31/2052		6,450	5,083
3.450% due 07/30/2066 (k)		53,520	58,413
5.250% due 04/06/2029	GBP	900	1,244

			101,908

Total Spain (Cost $181,666)			116,457

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
European Bank for Reconstruction & Development
0.500% due 09/01/2023	AUD	1,700	1,134
0.500% due 12/21/2023		500	329
European Investment Bank
0.500% due 06/21/2023		13,600	9,132
0.500% due 08/10/2023		20,700	13,854
Inter-American Development Bank 2.500% due 04/14/2027		15,000	9,599

Total Supranational (Cost $41,471)			34,048

SWITZERLAND 1.4%
CORPORATE BONDS & NOTES 1.4%
Credit Suisse AG 6.500% due 08/08/2023 (h)		$25,414	25,478
Credit Suisse Group AG
2.945% (US0003M + 1.200%) due 12/14/2023 ~		16,100	16,093
2.997% due 12/14/2023 •		800	795
3.800% due 06/09/2023		16,800	16,649
3.869% due 01/12/2029 •		7,680	6,908
4.194% due 04/01/2031 •		17,800	15,767
4.282% due 01/09/2028		900	841
5.250% due 02/11/2027 •(g)(h)		6,000	4,650
6.250% due 12/18/2024 •(g)(h)		1,600	1,461
6.375% due 08/21/2026 •(g)(h)		5,400	4,475
7.125% due 07/29/2022 •(g)(h)		800	799
7.250% due 09/12/2025 •(g)(h)		1,400	1,217
7.500% due 07/17/2023 •(g)(h)		5,700	5,272
7.500% due 12/11/2023 •(g)(h)		5,625	5,373
UBS AG
5.125% due 05/15/2024 (h)		29,900	29,894
7.625% due 08/17/2022 (h)		8,347	8,372
UBS Group AG
4.488% due 05/12/2026 •		4,600	4,589
4.751% due 05/12/2028 •		4,100	4,062

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

4.875% due 02/12/2027 •(g)(h)		7,000	5,873

Total Switzerland (Cost $170,795)			158,568

THAILAND 0.9%
SOVEREIGN ISSUES 0.9%
Thailand Government International Bond
1.585% due 12/17/2035	THB	3,560,400	81,619
2.000% due 06/17/2042		117,200	2,500
3.300% due 06/17/2038		605,100	16,476

Total Thailand (Cost $102,275)			100,595

UNITED ARAB EMIRATES 0.1%
SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		$16,300	14,520

Total United Arab Emirates (Cost $17,068)			14,520

UNITED KINGDOM 9.7%
CORPORATE BONDS & NOTES 4.0%
Annington Funding PLC 1.650% due 07/12/2024	EUR	16,122	16,474
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$46,547	47,014
Barclays PLC
2.791% (US0003M + 1.380%) due 05/16/2024 ~		5,200	5,199
4.338% due 05/16/2024 •		800	800
4.375% due 01/12/2026		550	545
4.375% due 03/15/2028 •(g)(h)		6,200	4,770
6.125% due 12/15/2025 •(g)(h)		19,000	17,665
6.375% due 12/15/2025 •(g)(h)	GBP	1,600	1,797
7.125% due 06/15/2025 •(g)(h)		5,100	5,972
7.250% due 03/15/2023 •(g)(h)		1,500	1,800
7.750% due 09/15/2023 •(g)(h)		$2,600	2,561
7.875% due 09/15/2022 •(g)(h)	GBP	800	972
8.000% due 06/15/2024 •(g)(h)		$3,700	3,645
British Telecommunications PLC 9.625% due 12/15/2030		7,950	9,903
GSK Consumer Healthcare Capital UK PLC 3.125% due 03/24/2025		7,100	6,923
HSBC Holdings PLC
2.100% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	8,885	6,130
2.251% due 11/22/2027 •		$16,000	14,268
2.871% due 11/22/2032 •		32,200	26,381
3.101% (US0003M + 1.380%) due 09/12/2026 ~		9,500	9,435
3.973% due 05/22/2030 •		5,000	4,597
4.041% due 03/13/2028 •		4,100	3,897
4.292% due 09/12/2026 •		11,000	10,764
4.583% due 06/19/2029 •		7,400	7,141
4.950% due 03/31/2030		3,200	3,165
5.250% due 09/16/2022 •(g)(h)	EUR	200	207
5.875% due 09/28/2026 •(g)(h)	GBP	6,300	6,984
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024		3,800	4,456
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		$3,700	3,465
7.500% due 09/27/2025 •(g)(h)		3,948	3,858
7.875% due 06/27/2029 •(g)(h)	GBP	3,300	3,978
Marks & Spencer PLC 3.750% due 05/19/2026		2,321	2,487
Nationwide Building Society
2.972% due 02/16/2028 •		$13,800	12,608
3.766% due 03/08/2024 •		16,700	16,661
Natwest Group PLC
0.000% due 03/22/2023	EUR	1,300	1,375
0.000% due 09/12/2023		$1,900	1,895
0.000% due 03/31/2028 •(g)(h)	GBP	3,300	3,169
0.000% due 09/30/2028 •		$10,500	10,585
4.600% due 06/28/2031 •(g)(h)		2,500	1,847
4.892% due 05/18/2029 •		300	291
5.076% due 01/27/2030 •		5,732	5,616
6.000% due 12/29/2025 •(g)(h)		15,400	14,290
Rolls-Royce PLC 3.625% due 10/14/2025		1,500	1,339
Santander U.K. Group Holdings PLC
3.373% due 01/05/2024 •		5,000	4,978
4.750% due 09/15/2025		5,750	5,685
4.796% due 11/15/2024 •		900	901

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Santander U.K. PLC
1.626% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	36,600	44,516
5.000% due 11/07/2023		$2,404	2,424
Standard Chartered PLC
0.991% due 01/12/2025 •		14,000	13,234
1.456% due 01/14/2027 •		14,500	12,804
1.822% due 11/23/2025 •		11,900	11,029
2.608% due 01/12/2028 •		11,100	9,922
3.785% due 05/21/2025 •		23,100	22,679
Tesco Property Finance PLC 5.411% due 07/13/2044	GBP	9,685	11,958

			447,059

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
Avon Finance PLC 1.690% due 09/20/2048 •		18,014	21,817
Business Mortgage Finance PLC 3.282% due 02/15/2041 •		1,502	1,823
EuroMASTR PLC 1.789% due 06/15/2040 •		101	117
Eurosail PLC
0.242% due 12/10/2044 •	EUR	148	155
0.443% due 12/15/2044 •		7,714	7,926
0.878% due 03/13/2045 •		51	53
1.750% due 03/13/2045 •	GBP	8	10
2.290% due 09/13/2045 •		1,051	1,244
2.540% due 06/13/2045 •		440	531
Finsbury Square PLC
1.565% (SONIO/N + 0.800%) due 03/16/2070 ~		6,799	8,225
1.775% (SONIO/N + 1.010%) due 12/16/2069 ~		2,711	3,286
2.065% due 06/16/2070 •		5,782	7,014
Great Hall Mortgages PLC
0.354% (EUR003M + 0.150%) due 06/18/2038 ~	EUR	7	8
0.433% due 03/18/2039 •		541	559
1.048% (SONIO/N + 0.269%) due 06/18/2038 ~	GBP	284	341
1.753% due 06/18/2039 •		14	16
2.193% (US0003M + 0.130%) due 06/18/2039 ~		$508	498
Hawksmoor Mortgage Funding PLC 1.703% due 05/25/2053 •	GBP	7,538	9,160
Hawksmoor Mortgages 1.703% due 05/25/2053 •		26,936	32,729
Landmark Mortgage Securities PLC 1.824% due 06/17/2038 •		5	6
Ludgate Funding PLC 0.372% (EUR003M + 0.160%) due 01/01/2061 ~	EUR	140	136
Mansard Mortgages PLC 1.529% due 12/15/2049 •	GBP	4,684	5,582
Newgate Funding PLC
0.319% due 12/15/2050 •	EUR	5,391	5,543
0.452% (EUR003M + 0.240%) due 12/01/2050 ~		2,859	2,770
0.969% due 12/15/2050 •		1,119	1,072
1.219% due 12/15/2050 •		1,836	1,705
1.452% (BP0003M + 0.170%) due 12/01/2050 ~	GBP	48	56
1.789% due 12/15/2050 •		2,485	2,847
2.589% due 12/15/2050 •		2,463	2,873
2.839% (BP0003M + 1.250%) due 12/15/2050 ~		1,388	1,551
Resloc UK PLC
1.749% due 12/15/2043 •		458	513
1.809% (BP0003M + 0.220%) due 12/15/2043 ~		788	892
Ripon Mortgages PLC 1.351% due 08/28/2056 •		103,519	124,772
RMAC Securities PLC
0.903% (EUR003M + 0.240%) due 06/12/2044 ~	EUR	86	83
1.021% (SONIO/N + 0.269%) due 06/12/2044 ~	GBP	1,440	1,681
1.041% due 06/12/2044 •		3,994	4,588
1.871% due 06/12/2044 •		$201	190
Silverstone Master Issuer PLC 1.216% due 01/21/2070 •	GBP	12,936	15,742
Stratton Mortgage Funding PLC
1.361% (SONIO/N + 0.900%) due 07/20/2060 ~		41,746	50,421
1.853% due 05/25/2051 •		6,047	7,367
Towd Point Mortgage Funding
1.361% due 07/20/2045 •		37,982	46,173
1.827% due 02/20/2054 •		3,535	4,304
Towd Point Mortgage Funding PLC
1.527% due 05/20/2045 •		14,481	17,560
1.547% due 02/20/2045 •		6,171	7,494
1.605% (SONIO/N + 1.144%) due 10/20/2051 ~		15,890	19,280
Trinity Square PLC 1.300% (SONIO/N + 0.850%) due 07/15/2059 ~		18,774	22,708
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)		1	1,370
1.742% due 12/21/2049 •		37,091	45,116
2.442% due 12/21/2049 •		6,230	7,568
2.942% due 12/21/2049 •		3,115	3,771

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

3.442% due 12/21/2049 •	1,780	2,154
3.942% due 12/21/2049 •	1,780	2,151

		505,551

	SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~	19,280	3,438

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.2%
United Kingdom Gilt
0.625% due 10/22/2050	38,900	28,887
1.500% due 07/31/2053	22,630	21,357
1.750% due 01/22/2049	28,000	28,487
4.250% due 12/07/2040	40,600	61,037

		139,768

Total United Kingdom (Cost $1,237,544)		1,095,816

UNITED STATES 31.6%
ASSET-BACKED SECURITIES 5.7%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	$3,769	3,719
ACE Securities Corp. Home Equity Loan Trust
1.694% due 11/25/2036 •	4,087	1,880
2.209% due 02/25/2036 •	15,351	13,140
AMRESCO Residential Securities Corp. Mortgage Loan Trust 2.564% due 06/25/2029 •	193	182
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.444% (US0001M + 0.820%) due 02/25/2034 ~	222	209
Asset-Backed Funding Certificates Trust 1.754% due 01/25/2037 •	4,358	3,180
Asset-Backed Securities Corp. Home Equity Loan Trust
2.674% due 04/15/2033 •	578	561
2.719% due 02/25/2035 •	4,630	4,574
BDS Ltd. 3.307% due 03/19/2039 •	21,300	21,111
Bear Stearns Asset-Backed Securities Trust
1.844% (US0001M + 0.220%) due 03/25/2037 ~	2,908	2,888
2.284% due 10/25/2032 •	5	5
2.424% due 10/27/2032 •	23	22
2.624% due 10/25/2037 •	4	4
Citigroup Mortgage Loan Trust
1.684% due 07/25/2045 •	218	164
1.774% due 12/25/2036 •	6,742	2,824
1.784% due 12/25/2036 •	2,517	1,450
1.804% due 01/25/2037 •	4,869	3,767
2.074% due 08/25/2036 •	16,899	16,174
2.144% due 03/25/2036 •	5,119	4,796
4.329% due 10/25/2037 þ	1,068	1,021
Citigroup Mortgage Loan Trust, Inc.
1.884% due 03/25/2037 •	1,856	1,688
1.884% due 06/25/2037 •	3,028	2,964
Countrywide Asset-Backed Certificates 2.304% due 12/25/2036 ^•	243	187
Countrywide Asset-Backed Certificates Trust
1.764% due 05/25/2035 •	2,332	2,265
1.764% due 06/25/2035 •	6,407	5,968
1.764% due 08/25/2037 ^•	4,011	3,613
1.824% (US0001M + 0.200%) due 06/25/2047 ^~	5,671	5,101
1.854% due 04/25/2047 •	12,300	11,254
1.884% due 12/25/2036 ^•	1,039	945
1.944% (US0001M + 0.320%) due 05/25/2036 ~	608	689
2.104% due 03/25/2036 •	1,042	1,002
2.599% (US0001M + 0.975%) due 01/25/2036 ~	18,157	17,571
2.629% due 10/25/2035 •	8,543	8,415
3.199% (US0001M + 1.575%) due 12/25/2034 ~	10,071	9,697
4.550% due 08/25/2035 ^~	453	419
Credit Suisse First Boston Mortgage Securities Corp. 2.244% due 01/25/2032 •	20	19
Credit-Based Asset Servicing & Securitization Trust 1.684% (US0001M + 0.060%) due 11/25/2036 ~	3	2
First Franklin Mortgage Loan Trust 2.524% due 03/25/2034 •	5,668	5,526

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Fortress Credit Investments Ltd. 2.753% due 02/23/2039 •	22,000	21,724
Fremont Home Loan Trust
1.774% due 10/25/2036 •	6,738	3,198
2.164% (US0001M + 0.540%) due 02/25/2036 ~	7,522	6,680
GSAA Home Equity Trust
1.984% due 03/25/2036 •	6,594	2,700
5.995% due 03/25/2046 ^~	892	411
GSAMP Trust
1.754% due 12/25/2046 •	8,393	4,889
1.894% due 03/25/2047 •	1,308	1,260
Home Equity Asset Trust 2.224% (US0001M + 0.600%) due 11/25/2032 ~	2	2
Home Equity Mortgage Loan Asset-Backed Trust
1.794% due 04/25/2037 •	3,977	2,754
1.864% due 04/25/2037 •	8,412	5,845
HSI Asset Securitization Corp. Trust
1.884% due 04/25/2037 •	7,079	3,930
2.239% (US0001M + 0.615%) due 01/25/2036 ~	4,500	4,293
JP Morgan Mortgage Acquisition Trust
1.844% due 08/25/2036 •	45	33
1.894% due 07/25/2036 •	2,882	2,452
LCCM Trust 2.524% due 12/13/2038 •	10,300	10,099
LMREC LLC 2.674% (US0001M + 1.050%) due 04/22/2037 ~	8,272	8,131
Long Beach Mortgage Loan Trust
2.144% (US0001M + 0.520%) due 08/25/2045 ~	2,832	2,740
2.184% due 10/25/2034 •	12	12
MASTR Asset-Backed Securities Trust
1.724% (US0001M + 0.100%) due 08/25/2036 ~	6,535	2,588
1.774% due 10/25/2036 •	11,752	4,217
1.844% (US0001M + 0.220%) due 10/25/2036 ~	3,497	1,266
1.924% due 03/25/2036 •	673	492
2.359% (US0001M + 0.735%) due 10/25/2035 ~	10,803	10,510
Merrill Lynch Mortgage Investors Trust
1.784% due 09/25/2037 •	37	20
1.864% due 02/25/2037 •	46	16
2.344% (US0001M + 0.720%) due 05/25/2036 ~	254	250
MESA Trust 2.424% due 12/25/2031 •	23	22
MF1 Ltd. 2.960% due 06/19/2037 •	14,200	13,937
Morgan Stanley ABS Capital, Inc. Trust
1.754% (US0001M + 0.130%) due 10/25/2036 ~	703	634
1.764% (US0001M + 0.140%) due 05/25/2037 ~	3,104	2,383
1.774% due 11/25/2036 •	9,622	6,116
1.824% due 05/25/2037 •	32,282	19,338
2.104% due 06/25/2036 •	3,915	2,271
Morgan Stanley Home Equity Loan Trust
1.794% due 04/25/2037 •	10,408	5,967
1.854% due 04/25/2037 •	7,663	4,469
1.974% due 04/25/2037 •	1,103	646
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 ^þ	1,391	421
Morgan Stanley Structured Trust 1.924% due 06/25/2037 •	8,800	8,027
New Century Home Equity Loan Trust 2.749% due 10/25/2033 •	7,297	7,081
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.059% due 03/25/2036 •	3,632	3,562
2.254% due 02/25/2036 •	11,515	10,722
Nomura Resecuritization Trust 1.178% due 12/26/2037 ~	9,933	8,963
NovaStar Mortgage Funding Trust 1.754% due 03/25/2037 •	16,797	11,908
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.184% due 12/25/2035 •	649	616
Option One Mortgage Loan Trust
1.764% (US0001M + 0.140%) due 02/25/2037 ~	13,442	7,466
1.844% (US0001M + 0.220%) due 05/25/2037 ~	2,083	1,404
2.404% due 02/25/2035 •	4,406	4,269
Pagaya AI Debt Selection Trust 1.150% due 05/15/2029	6,343	6,171
RAAC Trust 2.374% (US0001M + 0.500%) due 02/25/2037 ~	5,276	4,886
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	14,413	5,595
5.675% due 06/25/2037 ^þ	16,477	5,419
5.731% due 11/25/2036 þ	26,080	11,151
Residential Asset Mortgage Products Trust
2.064% due 12/25/2035 •	1,793	1,634
2.224% due 03/25/2036 •	1,283	1,259
Residential Asset Securities Corp. Trust 2.464% due 09/25/2034 •	563	534

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Saxon Asset Securities Trust 3.374% due 12/25/2037 •		4,735	4,314
Securitized Asset-Backed Receivables LLC Trust
1.754% (US0001M + 0.130%) due 05/25/2037 ^~		201	160
1.964% due 08/25/2036 ^•		1,234	457
SMB Private Education Loan Trust
1.830% due 02/16/2055 •		2,500	2,491
3.940% due 02/16/2055		22,900	22,359
Soundview Home Loan Trust
1.684% due 11/25/2036 •		35	12
2.029% due 12/25/2036 •		8,457	8,159
2.124% due 11/25/2036 •		9,372	8,837
Structured Asset Investment Loan Trust 2.574% due 07/25/2033 •		4,508	4,297
Structured Asset Securities Corp. Mortgage Loan Trust
1.784% due 03/25/2036 •		1,411	1,316
1.854% due 05/25/2047 •		3,914	3,781
2.064% (US0001M + 0.440%) due 12/25/2036 ~		19,167	17,294
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		18,833	17,518
2.624% (US0001M + 1.000%) due 05/25/2058 ~		7,217	7,142
2.710% due 01/25/2060 ~		16,617	15,991
2.900% due 10/25/2059 ~		62,098	60,308
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		24,400	23,885
WaMu Asset-Backed Certificates WaMu Trust 1.914% (US0001M + 0.290%) due 05/25/2037 ~		4,565	4,000
Wells Fargo Home Equity Asset-Backed Securities Trust 1.969% due 01/25/2037 •		21,054	20,193

			638,893

CORPORATE BONDS & NOTES 5.3%
7-Eleven, Inc. 0.800% due 02/10/2024		1,100	1,043
AbbVie, Inc. 1.500% due 11/15/2023	EUR	700	731
American Tower Corp. 3.000% due 06/15/2023		$900	891
Arrow Electronics, Inc. 3.250% due 09/08/2024		2,400	2,348
AT&T, Inc. 3.500% due 06/01/2041		900	720
Bank of America Corp.
2.551% due 02/04/2028 •		10,400	9,466
2.972% due 02/04/2033 •		10,400	8,870
4.376% due 04/27/2028 •		17,600	17,343
Bayer U.S. Finance LLC
2.839% (US0003M + 1.010%) due 12/15/2023 ~		8,300	8,258
4.250% due 12/15/2025		10,300	10,183
4.375% due 12/15/2028		8,700	8,481
Blackstone Holdings Finance Co. LLC 3.500% due 06/01/2034	EUR	12,200	11,983
Boeing Co.
1.167% due 02/04/2023		$600	593
1.433% due 02/04/2024		10,600	10,134
1.950% due 02/01/2024		13,100	12,685
2.750% due 02/01/2026		10,300	9,580
3.250% due 02/01/2028		20,800	18,607
Boston Scientific Corp. 3.450% due 03/01/2024		1,663	1,662
Broadcom, Inc.
2.450% due 02/15/2031		6,400	5,148
2.600% due 02/15/2033		2,900	2,233
3.137% due 11/15/2035		3,948	3,004
3.419% due 04/15/2033		1,100	911
Campbell Soup Co. 3.650% due 03/15/2023		1,972	1,976
Charles Schwab Corp. 0.750% due 03/18/2024		4,800	4,608
Charter Communications Operating LLC
2.936% (US0003M + 1.650%) due 02/01/2024 ~		4,100	4,133
3.750% due 02/15/2028		19,100	17,656
3.950% due 06/30/2062		8,700	5,829
5.125% due 07/01/2049		5,200	4,314
Citigroup, Inc.
3.070% due 02/24/2028 •		14,500	13,461
3.290% due 03/17/2026 •(i)		8,500	8,228
3.785% due 03/17/2033 •(i)		6,300	5,682
Corebridge Financial, Inc. 3.650% due 04/05/2027		9,000	8,468
CVS Health Corp. 2.750% due 12/01/2022		1,000	1,000
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		3,800	3,336

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Energy Transfer LP 3.900% due 05/15/2024		900	894
Equitable Holdings, Inc. 3.900% due 04/20/2023		650	653
Ford Motor Credit Co. LLC
0.092% due 12/07/2022 •	EUR	2,800	2,913
0.324% due 11/15/2023 •		500	507
0.346% due 12/01/2024 •		5,250	5,135
1.514% due 02/17/2023		200	207
2.300% due 02/10/2025		$7,600	6,841
2.330% due 11/25/2025	EUR	1,600	1,489
2.700% due 08/10/2026		$1,900	1,621
2.748% due 06/14/2024	GBP	1,600	1,801
2.900% due 02/16/2028		$900	727
2.900% due 02/10/2029		7,500	5,893
3.021% due 03/06/2024	EUR	2,500	2,518
3.375% due 11/13/2025		$21,700	19,609
3.664% due 09/08/2024		4,200	3,979
3.810% due 01/09/2024		1,000	972
4.063% due 11/01/2024		1,200	1,142
4.535% due 03/06/2025	GBP	7,400	8,452
5.584% due 03/18/2024		$7,500	7,477
GA Global Funding Trust 2.250% due 01/06/2027		7,400	6,625
Goldman Sachs Group, Inc.
1.757% due 01/24/2025 •		20,700	19,915
2.000% due 07/27/2023	EUR	8,200	8,633
2.412% (SOFRRATE + 1.120%) due 02/24/2028 ~		$5,000	4,799
2.640% due 02/24/2028 •		20,400	18,530
3.615% due 03/15/2028 •		29,600	28,036
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		9,400	9,007
Jackson National Life Global Funding 1.750% due 01/12/2025		6,500	6,135
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		6,800	6,305
4.080% due 04/26/2026 •		26,700	26,404
4.565% due 06/14/2030 •		6,400	6,289
Kilroy Realty LP 3.450% due 12/15/2024		1,800	1,757
Marvell Technology, Inc.
1.650% due 04/15/2026		6,400	5,742
2.450% due 04/15/2028		1,100	961
2.950% due 04/15/2031		3,600	3,025
Morgan Stanley 2.630% due 02/18/2026 •		11,500	10,986
MPLX LP 3.500% due 12/01/2022		600	600
MPT Operating Partnership LP
2.500% due 03/24/2026	GBP	9,700	10,476
2.550% due 12/05/2023		11,100	12,985
Nissan Motor Acceptance Co. LLC
2.650% due 07/13/2022		$1,100	1,100
3.875% due 09/21/2023		1,900	1,888
ONEOK, Inc. 4.550% due 07/15/2028		2,400	2,323
Oracle Corp.
1.650% due 03/25/2026 (i)		20,600	18,488
2.300% due 03/25/2028 (i)		7,000	6,029
2.875% due 03/25/2031 (i)		4,000	3,300
3.650% due 03/25/2041 (i)		13,500	10,081
3.950% due 03/25/2051 (i)		5,200	3,827
Organon & Co. 4.125% due 04/30/2028		3,700	3,288
Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	168
2.950% due 03/01/2026		700	637
3.150% due 01/01/2026		1,400	1,284
3.500% due 08/01/2050		500	335
3.950% due 12/01/2047		900	625
4.000% due 12/01/2046		800	563
4.250% due 03/15/2046		500	366
4.300% due 03/15/2045		600	437
4.400% due 03/01/2032		2,500	2,173
4.500% due 07/01/2040		300	233
4.550% due 07/01/2030		600	534
4.600% due 06/15/2043		1,100	841
4.750% due 02/15/2044		1,207	927
4.950% due 07/01/2050		100	80
Penske Truck Leasing Co. LP 3.450% due 07/01/2024		5,000	4,898
Principal Life Global Funding 1.375% due 01/10/2025		5,100	4,762
RELX Capital, Inc. 3.500% due 03/16/2023		600	599

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

SL Green Operating Partnership LP 3.250% due 10/15/2022	2,200	2,195
Southern California Edison Co.
0.700% due 04/03/2023	6,200	6,061
2.153% (SOFRINDX + 0.640%) due 04/03/2023 ~	4,300	4,292
2.343% (SOFRINDX + 0.830%) due 04/01/2024 ~	6,500	6,434
3.500% due 10/01/2023	12,200	12,194
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	7,000	6,573
Sprint Spectrum Co. LLC 4.738% due 03/20/2025	2,956	2,959
Verizon Communications, Inc. 2.987% due 10/30/2056	1,074	748
Walt Disney Co.
3.500% due 05/13/2040	2,800	2,391
3.600% due 01/13/2051	4,200	3,515

		600,753

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc. 3.916% (LIBOR03M + 2.250%) due 03/15/2027 ~	7,524	6,929
Charter Communications Operating LLC 3.420% (LIBOR03M + 1.750%) due 02/01/2027 ~	12,988	12,426
Hilton Worldwide Finance LLC 3.374% (LIBOR03M + 1.750%) due 06/22/2026 ~	286	274
Organon & Co. 4.625% (LIBOR03M + 3.000%) due 06/02/2028 ~	5,213	5,026
United Airlines, Inc. 5.150% - 5.392% (LIBOR03M + 3.750%) due 04/21/2028 ~	11,159	10,389

		35,044

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	100	135
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	1,175	1,243
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036	7,700	6,485
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.332% due 06/01/2027	5,000	4,581
2.532% due 06/01/2028	3,300	2,988

		15,432

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%
Adjustable Rate Mortgage Trust 2.925% due 09/25/2035 ^~	62	55
American Home Mortgage Assets Trust 1.814% due 05/25/2046 ^•	155	130
AREIT Trust 3.242% due 06/17/2039 •	9,700	9,630
BAMLL Commercial Mortgage Securities Trust 2.374% due 09/15/2038 •	15,200	14,725
Banc of America Funding Trust
2.472% due 03/20/2036 ~	43	40
2.522% due 11/20/2034 ~	163	160
2.736% due 02/20/2036 ~	451	437
3.461% due 01/20/2047 ^~	61	57
5.500% due 01/25/2036	38	38
6.000% due 03/25/2037 ^	145	126
12.358% due 10/20/2046 ^~	34	29
Banc of America Mortgage Trust
2.743% due 09/25/2035 ^~	13	12
3.356% due 06/25/2035 ~	74	65
3.591% due 04/25/2035 ~	95	84
BCAP LLC Trust
1.064% due 01/26/2047 •	181	171
5.250% due 02/26/2036 ~	419	211
5.250% due 04/26/2037	798	515
Bear Stearns Adjustable Rate Mortgage Trust
2.282% due 01/25/2035 ~	86	87
2.535% due 10/25/2033 ~	29	28
2.744% due 11/25/2034 ~	1	1
2.817% due 02/25/2034 ~	7	6
2.846% due 05/25/2034 ~	97	86
2.995% due 05/25/2034 ~	61	57
3.820% due 07/25/2034 ~	22	22
Bear Stearns ALT-A Trust
2.890% due 11/25/2035 ^~	44	37
2.994% due 01/25/2036 ^~	118	115
3.074% due 09/25/2035 ^~	1,746	1,159
3.134% due 08/25/2036 ^~	132	92
3.232% due 11/25/2036 ^~	253	155

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

3.235% due 08/25/2036 ^~	680	542
3.497% due 08/25/2036 ^~	952	548
Bear Stearns Structured Products, Inc. Trust 2.999% due 12/26/2046 ^~	29	24
Chase Mortgage Finance Trust
2.624% due 02/25/2037 ~	111	108
3.718% due 07/25/2037 ~	421	370
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.854% due 05/25/2036 •	483	430
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	37	32
Citigroup Mortgage Loan Trust
2.200% due 03/25/2037 ^~	235	203
2.500% due 05/25/2051 ~	16,250	13,959
2.585% due 07/25/2046 ^~	382	352
2.829% due 08/25/2035 ~	9	9
3.000% due 11/27/2051 ~	39,465	35,258
3.396% due 09/25/2037 ^~	352	321
3.950% due 05/25/2035 •	13	13
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.266% due 09/25/2035 ^~	958	859
COLT Mortgage Loan Trust 4.156% due 02/25/2067 ~	12,205	11,615
Commercial Mortgage Trust
0.696% due 03/10/2046 ~(a)	13,000	42
1.389% due 01/10/2046 ~(a)	3,318	6
Countrywide Alternative Loan Trust
1.726% (12MTA + 1.250%) due 11/25/2047 ^~	1,529	1,321
1.802% due 09/20/2046 •	1,689	1,621
1.822% due 07/20/2046 ^•	315	243
1.856% (12MTA + 1.380%) due 11/25/2047 ^~	3,552	3,100
1.876% due 08/25/2035 •	164	153
1.904% due 04/25/2047 •	558	490
1.974% due 05/25/2037 ^•	320	124
2.004% due 09/25/2046 ^•	330	314
2.024% (US0001M + 0.400%) due 09/25/2035 ^~	120	78
2.032% (US0001M + 0.420%) due 03/20/2046 ~	46	36
2.032% (US0001M + 0.420%) due 05/20/2046 ^~	397	341
2.044% due 07/25/2046 ^•	29	25
2.074% due 09/25/2035 ^•	987	625
2.184% due 02/25/2037 •	173	142
2.334% due 11/25/2035 •	165	146
3.051% due 11/25/2035 •	159	145
3.163% due 02/25/2037 ^~	70	66
5.000% due 11/25/2035	3,269	2,071
5.250% due 06/25/2035 ^	82	68
6.250% due 08/25/2037 ^	323	203
6.500% due 08/25/2032	2	2
Countrywide Home Loan Mortgage Pass-Through Trust
1.987% due 02/20/2036 ^•	247	227
2.164% due 03/25/2035 •	302	279
2.204% (US0001M + 0.580%) due 04/25/2035 ~	310	273
2.264% due 03/25/2035 •	254	215
2.284% (US0001M + 0.660%) due 02/25/2035 ~	7	6
2.711% due 11/25/2034 ~	278	268
2.730% due 02/25/2047 ^~	130	118
2.930% due 04/20/2036 ~	2,878	2,664
2.939% due 09/20/2036 ^~	86	78
3.044% due 03/25/2037 ^~	115	102
3.179% due 05/20/2036 ~	214	200
3.571% due 08/25/2034 ^~	3	3
6.000% due 08/25/2037	1,031	617
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.593% due 07/25/2033 ~	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	1,440	1,070
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	3,198	2,736
2.725% due 07/15/2038 •	4,800	4,626
DBUBS Mortgage Trust 0.914% due 11/10/2046 ~(a)	1,411	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.764% due 07/25/2047 •	277	249
2.004% (US0001M + 0.190%) due 08/25/2047 ~	6,614	5,596
2.374% due 10/25/2047 •	3,220	2,725
Downey Savings & Loan Association Mortgage Loan Trust 2.252% (US0001M + 0.640%) due 07/19/2045 ^~	5	1
Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~	25,543	24,942
First Horizon Mortgage Pass-Through Trust
2.500% due 10/25/2035 ~	15	16
3.213% due 08/25/2035 ~	47	32
GCAT Trust 3.000% due 07/25/2043 ~	17,084	15,241
GreenPoint Mortgage Funding Trust
1.804% (US0001M + 0.180%) due 01/25/2037 ~	318	281

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

2.044% due 04/25/2036 •	213	182
2.164% (US0001M + 0.540%) due 11/25/2045 ~	73	64
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.684% due 10/25/2033 ~	6	5
GS Mortgage Securities Corp. 1.606% due 02/10/2046 ~(a)	9,844	45
GS Mortgage Securities Trust 2.039% due 11/10/2045 ~(a)	13,148	5
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/2052 ~	24,157	20,688
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	6,523	5,603
2.500% due 02/25/2052 ~	14,386	12,358
2.500% due 04/25/2052 ~	8,394	7,211
2.500% due 07/25/2052 ~	23,105	19,848
3.000% due 08/26/2052 ~	36,529	32,520
3.000% due 09/25/2052 ~	37,962	33,963
GSR Mortgage Loan Trust
1.854% due 05/25/2037 •	2,902	1,747
2.568% due 01/25/2035 ~	95	89
2.654% due 04/25/2035 ~	11	11
2.668% due 11/25/2035 ~	138	131
2.880% (H15T1Y + 1.750%) due 03/25/2033 ~	19	18
2.938% due 09/25/2035 ~	98	95
3.055% due 05/25/2035 ~	61	54
HarborView Mortgage Loan Trust
1.802% (US0001M + 0.190%) due 09/19/2037 ~	481	442
2.075% due 03/19/2036 ^•	69	66
3.217% due 07/19/2035 ^~	71	55
HomeBanc Mortgage Trust 2.763% due 04/25/2037 ^~	540	502
Impac CMB Trust
2.344% due 10/25/2034 •	270	254
2.404% due 10/25/2034 •	99	96
2.624% (US0001M + 1.000%) due 07/25/2033 ~	9	9
IndyMac IMSC Mortgage Loan Trust 1.984% due 07/25/2047 •	1,640	1,194
IndyMac INDA Mortgage Loan Trust
2.978% due 08/25/2036 ~	324	279
3.133% due 11/25/2035 ^~	52	51
IndyMac INDB Mortgage Loan Trust 2.224% (US0001M + 0.600%) due 11/25/2035 ^~	133	85
IndyMac INDX Mortgage Loan Trust
1.864% due 06/25/2037 •	314	286
1.874% due 02/25/2037 •	539	374
1.924% (US0001M + 0.300%) due 06/25/2037 ^~	297	130
2.004% due 09/25/2046 •	1,742	1,566
2.864% due 03/25/2036 ~	3,354	2,880
2.926% due 09/25/2035 ^~	3,905	3,465
3.016% due 12/25/2034 ~	35	34
JP Morgan Alternative Loan Trust
2.104% (US0001M + 0.480%) due 10/25/2036 ~	8,415	7,873
2.892% due 12/25/2035 ^~	4,059	3,163
5.500% due 11/25/2036 ^~	6	3
JP Morgan Chase Commercial Mortgage Securities Trust 1.061% due 12/15/2047 ~(a)	46,292	145
JP Morgan Mortgage Trust
1.876% (SOFR30A + 0.950%) due 05/25/2052 ~	13,020	12,271
2.203% due 11/25/2033 ~	36	34
2.725% due 09/25/2035 ~	45	41
2.808% due 07/25/2035 ~	48	47
2.811% due 02/25/2036 ^~	220	172
2.832% due 10/25/2035 ~	5	5
3.000% due 12/25/2051 ~	14,293	12,658
3.000% due 01/25/2052 ~	63,056	57,491
3.000% due 03/25/2052 ~	61,086	55,999
3.000% due 04/25/2052 ~	59,869	53,562
3.000% due 05/25/2052 ~	95,742	84,937
3.500% due 09/25/2052 ~	9,136	8,469
JPMBB Commercial Mortgage Securities Trust 0.796% due 04/15/2047 ~(a)	23,501	229
Luminent Mortgage Trust 1.964% due 12/25/2036 •	1,131	1,011
LUXE Commercial Mortgage Trust 2.374% due 10/15/2038 •	33,300	32,120
Manhattan West Mortgage Trust 2.130% due 09/10/2039	23,200	20,444
MASTR Adjustable Rate Mortgages Trust
1.834% due 04/25/2046 •	746	674
2.224% due 05/25/2047 ^•	11	11
MASTR Alternative Loan Trust
2.024% due 03/25/2036 ^•	372	35
6.000% due 03/25/2036 ^	882	798
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.804% due 06/15/2030 •	8	8
2.610% due 10/20/2029 •	6	6

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Merrill Lynch Mortgage Investors Trust
2.044% due 02/25/2036 •	258	243
2.124% due 11/25/2035 •	337	320
2.277% due 02/25/2033 ~	35	32
3.466% due 06/25/2035 ~	92	89
MFA Trust
1.381% due 04/25/2065 ~	14,112	13,604
1.947% due 04/25/2065 ~	5,832	5,629
Morgan Stanley Bank of America Merrill Lynch Trust
1.138% due 05/15/2046 ~(a)	43,082	159
1.399% due 02/15/2046 ~(a)	37,558	111
Morgan Stanley Capital Trust 2.493% due 12/15/2023 •	22,800	21,996
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	20,564	19,930
2.750% due 11/25/2059 ~	18,234	17,496
OBX Trust 3.000% due 01/25/2052 ~	36,604	32,543
PMT Loan Trust 2.500% due 07/25/2051 ~	11,896	10,219
PRET LLC 1.843% due 09/25/2051 þ	25,787	24,250
Residential Accredit Loans, Inc. Trust
1.259% due 10/25/2037 ~	3,264	3,010
1.774% due 02/25/2047 •	1,189	499
1.984% due 07/25/2036 ^•	11,599	5,514
2.024% (US0001M + 0.400%) due 12/25/2046 ^~	533	481
2.044% due 04/25/2046 •	39	12
2.164% due 05/25/2046 ^•	173	145
6.000% due 06/25/2036	408	353
6.250% due 02/25/2037	7,469	6,273
Residential Asset Securitization Trust
2.024% due 01/25/2046 ^•	92	31
5.750% due 02/25/2036	3,983	3,351
6.500% due 08/25/2036 ^	574	209
Residential Funding Mortgage Securities, Inc. Trust
3.027% due 09/25/2035 ^~	144	101
6.500% due 03/25/2032	19	19
Sequoia Mortgage Trust
2.602% due 04/20/2035 ~	23	23
2.645% due 09/20/2046 ^~	1,253	772
Structured Adjustable Rate Mortgage Loan Trust
2.513% due 04/25/2034 ~	34	34
2.543% due 02/25/2034 ~	44	42
2.961% due 08/25/2035 ~	206	190
3.094% due 09/25/2036 ^~	358	290
3.147% due 02/25/2036 ^~	45	41
Structured Asset Mortgage Investments Trust
1.844% due 09/25/2047 •	1,775	1,519
1.976% (12MTA + 1.500%) due 08/25/2047 ^~	870	803
2.004% due 06/25/2036 •	19	19
2.044% due 05/25/2036 •	235	191
2.064% due 05/25/2036 •	1,715	1,468
2.144% due 05/25/2046 ^•	51	32
2.175% due 07/19/2034 •	4	4
2.224% due 08/25/2036 ^•	1,101	1,012
2.244% due 12/25/2035 ^•	3	3
Structured Asset Securities Corp. 1.904% due 01/25/2036 •	916	884
Structured Asset Securities Corp. Mortgage Loan Trust 1.914% due 10/25/2036 •	6,531	5,739
Thornburg Mortgage Securities Trust
2.017% due 10/25/2043 ~	27	25
2.874% due 06/25/2037 ^•	292	263
4.733% due 06/25/2037 •	1,535	1,350
4.783% (US0012M + 1.250%) due 06/25/2037 ~	5,339	4,988
4.783% (US0012M + 1.250%) due 06/25/2047 ^~	239	230
4.783% due 06/25/2047 ^•	582	480
4.783% due 06/25/2047 •	4	4
4.833% due 03/25/2037 ^•	378	331
UBS-Barclays Commercial Mortgage Trust 1.687% due 12/10/2045 ~(a)	23,462	41
UWM Mortgage Trust
2.500% due 11/25/2051 ~	42,784	36,828
2.500% due 12/25/2051 ~	26,422	22,770
3.000% due 01/25/2052 ~	7,623	6,796
WaMu Mortgage Pass-Through Certificates Trust
1.134% due 12/25/2046 •	66	60
1.456% due 06/25/2046 •	359	343
1.473% due 02/27/2034 •	81	79
1.476% due 02/25/2046 •	906	828
1.723% (COF 11 + 1.500%) due 10/25/2046 ~	559	514
2.184% due 11/25/2045 •	1,805	1,644
2.244% (US0001M + 0.620%) due 01/25/2045 ~	94	91
2.364% due 11/25/2034 •	317	295
2.716% due 12/25/2035 ~	143	140

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

2.784% due 02/25/2037 ^~	2,704	2,437
2.831% due 09/25/2036 ~	1,374	1,193
2.851% due 10/25/2035 ~	135	129
2.920% due 08/25/2046 ^~	737	683
2.978% due 04/25/2035 ~	127	121
3.220% due 06/25/2033 ~	17	16
Washington Mutual Mortgage Pass-Through Certificates Trust
1.246% (12MTA + 0.770%) due 04/25/2047 ~	5,770	4,799
1.316% due 05/25/2047 ^•	29	4
1.416% (12MTA + 0.940%) due 07/25/2046 ^~	310	202
2.004% due 07/25/2046 •	2,749	2,153
Wells Fargo Commercial Mortgage Trust 3.862% due 12/15/2039	18,800	17,883
Wells Fargo-RBS Commercial Mortgage Trust
0.429% due 03/15/2048 ~(a)	40,000	77
1.221% due 03/15/2048 ~(a)	40,542	161
1.250% due 03/15/2045 ~(a)	36,020	92

		953,250

	SHARES
PREFERRED SECURITIES 1.3%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)	3,952,199	100,340
AT&T, Inc. 2.875% due 03/02/2025 •(g)	6,900,000	6,336
Bank of America Corp. 5.875% due 03/15/2028 •(g)	12,150,000	10,683
Charles Schwab Corp. 4.000% due 06/01/2026 •(g)	14,900,000	12,649
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(g)	10,000,000	9,550
Goldman Sachs Group, Inc.
3.800% due 05/10/2026 •(g)	6,100,000	4,766
4.950% due 02/10/2025 •(g)	1,100,000	993
Wells Fargo & Co. 3.900% due 03/15/2026 •(g)	6,800,000	5,861

		151,178

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 15.2%
Fannie Mae
1.523% due 06/01/2043 •	17	18
1.628% due 12/01/2034 •	53	54
1.744% due 03/25/2034 •	7	7
2.024% due 06/25/2036 •	211	210
2.124% due 10/25/2040 •	101	101
2.189% due 08/01/2023 •	1	1
2.200% due 01/01/2023 •	3	3
2.430% due 11/01/2034 •	306	319
2.560% due 08/01/2036 •	12	12
2.585% due 04/01/2032 •	5	5
2.633% due 12/01/2030 •	3	3
3.000% due 03/01/2060	13,383	12,564
3.250% due 06/01/2035 •	75	75
3.500% due 01/01/2059	23,500	22,833
6.000% due 04/25/2043 - 07/25/2044	506	533
Freddie Mac
0.878% due 09/25/2022 ~(a)	16,474	9
1.039% due 11/25/2022 ~(a)	27,106	49
1.150% due 01/15/2038 •	3,417	3,403
1.295% due 01/15/2038 ~(a)	3,417	191
1.524% due 02/25/2045 •	57	59
1.676% due 10/25/2044 •	786	808
1.804% due 10/15/2040 •	1,075	1,077
1.924% (US0001M + 0.600%) due 12/15/2037 ~	114	115
2.021% due 09/01/2035 •	12	12
6.000% due 12/01/2033	242	252
6.500% due 11/15/2023	1	1
Ginnie Mae
1.625% (H15T1Y + 1.500%) due 09/20/2022 - 09/20/2026 ~	25	25
1.750% (H15T1Y + 1.500%) due 10/20/2023 - 12/20/2025 ~	6	7
1.750% due 11/20/2030 •	1	1
1.875% (H15T1Y + 1.500%) due 05/20/2023 - 05/20/2026 ~	12	12
1.875% due 04/20/2027 - 05/20/2030 •	50	51
2.000% due 08/20/2027 - 05/20/2030 •	26	26
3.000% due 07/20/2046 - 05/20/2047	362	355
6.000% due 08/20/2034	3,092	3,285

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

U.S. Small Business Administration 5.110% due 04/01/2025		4	4
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052		68,714	59,929
2.500% due 01/01/2051 - 02/01/2051		10,614	9,582
3.000% due 10/01/2049 - 06/01/2051		40,613	37,944
3.500% due 04/01/2027 - 07/01/2050		33,655	32,928
4.000% due 06/01/2038 - 06/01/2050		11,586	11,522
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2052		49,342	45,969
3.500% due 07/01/2037 - 08/01/2052		854,900	822,142
4.000% due 04/01/2052 - 07/01/2052		531,782	523,952
4.500% due 07/01/2052 - 08/01/2052		121,200	121,492

			1,711,940

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Bonds
1.625% due 11/15/2050 (o)		2,000	1,408
1.875% due 02/15/2041 (m)(o)		26,400	20,716
2.875% due 05/15/2052		44,200	41,759
U.S. Treasury Inflation Protected Securities (f)
0.500% due 01/15/2028 (m)		81,912	81,397
2.375% due 01/15/2027 (m)		6,020	6,540
2.500% due 01/15/2029 (m)(o)		33,860	37,662
3.875% due 04/15/2029 (m)		13,187	15,931
U.S. Treasury Notes
0.125% due 12/15/2023 (m)(o)		10,700	10,269
2.875% due 04/30/2025 (m)(o)		131,200	130,667

			346,349

Total United States (Cost $4,648,351)			3,651,199

SHORT-TERM INSTRUMENTS 5.0%
REPURCHASE AGREEMENTS (j) 3.3%			374,739

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (d)(e)	ARS	931,900	3,124

ISRAEL TREASURY BILLS 1.6%
0.869% due 08/03/2022 - 05/03/2023 (c)(d)	ILS	639,500	181,611

U.S. TREASURY BILLS 0.1%
1.010% due 07/05/2022 - 08/18/2022 (c)(d)(o)		$13,264	13,243

			13,243

Total Short-Term Instruments (Cost $580,291)			572,717

Total Investments in Securities (Cost $12,873,972)			11,633,610

		SHARES
INVESTMENTS IN AFFILIATES 10.2%
SHORT-TERM INSTRUMENTS 10.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.2%
PIMCO Short Asset Portfolio		64,030,512	626,090
PIMCO Short-Term Floating NAV Portfolio III		53,679,072	520,902

Total Short-Term Instruments (Cost $1,160,081)			1,146,992

Total Investments in Affiliates (Cost $1,160,081)			1,146,992

Total Investments 113.6% (Cost $14,034,053)			$12,780,602
Financial Derivative Instruments (l)(n) 2.1%(Cost or Premiums, net $(333,847))			235,003
Other Assets and Liabilities, net (15.7)%			(1,761,309)

Net Assets 100.0%			$11,254,296

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Payment in-kind security.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.
(e)							Coupon represents a yield to maturity.
(f)							Principal amount of security is adjusted for inflation.
(g)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)							Contingent convertible security.
(i)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC				7.000%	10/20/2022	09/24/2020	$106,899	$100,340	0.89%
Citigroup, Inc.				3.290	03/17/2026	03/10/2022	8,500	8,228	0.07
Citigroup, Inc.				3.785	03/17/2033	03/10/2022	6,300	5,682	0.05
Deutsche Bank AG				0.898	05/28/2024	05/25/2021	8,700	8,157	0.07
Deutsche Bank AG				2.129	11/24/2026	11/17/2020	10,600	9,428	0.08
Deutsche Bank AG				3.035	05/28/2032	06/01/2021 - 06/21/2021	9,909	7,843	0.07
Deutsche Bank AG				3.729	01/14/2032	01/20/2021 - 01/28/2021	4,218	3,161	0.03
Oracle Corp.				1.650	03/25/2026	03/22/2021	20,593	18,488	0.16
Oracle Corp.				2.300	03/25/2028	03/22/2021	6,985	6,029	0.05
Oracle Corp.				2.875	03/25/2031	03/22/2021	3,994	3,300	0.03
Oracle Corp.				3.650	03/25/2041	03/22/2021	13,413	10,081	0.09
Oracle Corp.				3.950	03/25/2051	03/22/2021	5,191	3,827	0.03

							$205,302	$184,564	1.62%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$34,839	U.S. Treasury Notes 3.000% due 06/30/2024		$(35,536)	$34,839	$34,839
	1.450	06/30/2022	07/01/2022	339,900	U.S. Treasury Notes 1.375% - 3.250% due 10/31/2028 - 06/30/2029		(346,698)	339,900	339,914

Total Repurchase Agreements							$(382,234)	$374,739	$374,753

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BPS				(0.570)%	05/19/2022	08/15/2022	EUR	(53,474)	$(55,999)
				(0.450)	05/16/2022	09/13/2022	(24,157)		(25,301)
JML				(6.500)	05/19/2022	TBD(3)	(515)		(535)

Total Reverse Repurchase Agreements									$(81,835)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (18.7)%
U.S. Government Agencies (18.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2037	$181,700	$(170,090)	$(169,648)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2052	1,036,050	(890,157)	(898,450)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2052	102,730	(95,487)	(92,417)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2052	805,000	(722,445)	(723,344)
Uniform Mortgage-Backed Security, TBA	3.000	07/01/2052	49,842	(46,965)	(46,435)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2052	99,000	(92,279)	(92,132)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2052	81,406	(79,434)	(80,298)

Total Short Sales (18.7)%	$(2,096,857)	$(2,102,724)

(k)	Securities with an aggregate market value of $82,025 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(396,778) at a weighted average interest rate of (0.220%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	193	$483	$(181)	$(238)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	193	483	(156)	(156)

Total Written Options	$(337)	$(394)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	1,003	$242,789	$(1,380)	$539	$0
Australia Government 10-Year Bond September Futures	09/2022	2,617	214,770	(104)	1,408	0
Euro-BTP Italy Government Bond September Futures	09/2022	1,041	134,314	(1,175)	3,196	0
Euro-Buxl 30-Year Bond September Futures	09/2022	209	35,823	(2,517)	1,542	0
Euro-Schatz September Futures	09/2022	15,064	1,722,998	(1,924)	10,103	0
Japan Government 10-Year Bond September Futures	09/2022	269	294,635	2,185	258	(40)
U.S. Treasury 5-Year Note September Futures	09/2022	8,457	949,298	4,840	5,946	0
U.S. Treasury 10-Year Note September Futures	09/2022	3,196	378,826	(2,426)	3,246	0

$(2,501)	$26,238	$(40)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2022	751	$(55,705)	$(250)	$0	$(252)
Canada Government 10-Year Bond September Futures	09/2022	1,890	(182,055)	5,720	0	(940)
Euro-Bobl September Futures	09/2022	9,249	(1,203,710)	14,036	0	(19,288)
Euro-Bund 10-Year Bond September Futures	09/2022	368	(57,376)	1,210	0	(2,942)
Euro-OAT France Government 10-Year Bond September Futures	09/2022	2,911	(422,597)	11,188	0	(8,023)
U.S. Treasury 2-Year Note September Futures	09/2022	7,636	(1,603,679)	821	0	(4,295)
U.S. Treasury 10-Year Ultra September Futures	09/2022	5,238	(667,190)	(4,571)	0	(6,956)
U.S. Treasury 30-Year Bond September Futures	09/2022	109	(15,110)	110	0	(184)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	9	(1,389)	30	0	(21)
United Kingdom Long Gilt September Futures	09/2022	416	(57,719)	2,166	0	(927)

$30,460	$0	$(43,828)

Total Futures Contracts	$27,959	$26,238	$(43,868)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(1)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	12/20/2027	1.575%	EUR	3,300	$(17)	$(83)	$(100)	$0	$(24)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	3.389	$1,100	70	(28)	42	0	(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	3.772	1,500	57	1	58	0	(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	3.931	3,100	139	(22)	117	0	(5)
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	9.623	EUR	36,100	2,388	(7,563)	(5,175)	0	(658)
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.084	4,800	11	(114)	(103)	0	(8)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	3.087	2,500	(14)	(115)	(129)	0	(20)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.657	4,900	(145)	223	78	0	(9)
Stellantis NV	5.000	Quarterly	12/20/2026	2.172	9,300	2,112	(952)	1,160	0	(63)
Tesco PLC	1.000	Quarterly	06/20/2025	1.026	5,700	(188)	185	(3)	0	(11)

$4,413	$(8,468)	$(4,055)	$0	$(802)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin(1)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$96,129	$(9,162)	$9,923	$761	$143	$0
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	124,200	(769)	2,770	2,001	62	0
CDX.IG-36 10-Year Index	(1.000)	Quarterly	06/20/2031	700	(4)	18	14	0	0
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	102,500	(738)	3,019	2,281	16	0
CDX.IG-38 10-Year Index	(1.000)	Quarterly	06/20/2032	258,900	3,458	3,270	6,728	60	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	328,400	(2,488)	9,611	7,123	1,274	0

$(9,703)	$28,611	$18,908	$1,555	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$10,100	$71	$(71)	$0	$0	$(2)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	EUR	29,900	1,138	(2,064)	(926)	0	(284)
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	24,900	55	(171)	(116)	0	(61)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	51,400	191	(651)	(460)	0	(138)

$1,455	$(2,957)	$(1,502)	$0	$(485)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin(1)
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	$285,300	$0	$110	$110	$0	$(49)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	91,200	0	(23)	(23)	0	(86)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	302,200	43	93	136	0	(149)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	269,400	0	95	95	0	(55)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%		Quarterly	10/04/2024		229,600	0	115	115	0	(21)

							$43	$390	$433	$0	$(360)

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	457,400	$(586)	$(8,195)	$(8,781)	$173	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2024		36,100	1,788	172	1,960	0	(201)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2027		123,500	(10,099)	(4,255)	(14,354)	1,427	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		152,900	(24,205)	(2,706)	(26,911)	2,782	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		80,100	(26,931)	(3,893)	(30,824)	2,383	0
Pay(7)	1-Day INR-MIBOR Compounded-OIS	5.750	Annual	03/15/2024	INR	83,389,800	(9,856)	(4,283)	(14,139)	1,191	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027		17,922,820	7,961	1,270	9,231	0	(903)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		1,725,300	1,085	82	1,167	0	(191)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	34,030,000	421	(596)	(175)	23	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	11/02/2025		11,910,000	9	(458)	(449)	40	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		17,340,000	(949)	(186)	(1,135)	98	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		40,000	0	(6)	(6)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		31,710,000	(3,174)	(5,803)	(8,977)	370	(21)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		5,350,000	883	661	1,544	0	(71)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		11,190,000	201	5,756	5,957	0	(225)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		7,660,000	(695)	(2,966)	(3,661)	229	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/16/2024	SGD	682,070	6,714	3,339	10,053	0	(328)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027		65,900	(66)	167	101	119	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	06/15/2027		176,900	80	1,676	1,756	321	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		800	(6)	76	70	0	(2)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		2,770	(184)	(59)	(243)	8	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.250	Semi-Annual	06/15/2032		13,820	(109)	(346)	(455)	46	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	06/15/2032		10,570	(21)	(161)	(182)	36	0
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Annual	12/15/2023		$22,700	172	748	920	0	(30)
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		4,011,300	12,970	64,211	77,181	0	(5,198)
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.430	Annual	03/31/2024		2,300	2	(64)	(62)	5	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		273,900	51	4,183	4,234	0	(555)
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		362,800	0	5,045	5,045	0	(736)
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.850	Annual	04/21/2024		925,100	10,261	1,072	11,333	0	(1,318)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		454,400	6,929	14,899	21,828	0	(979)
Pay	1-Day USD-SOFR Compounded-OIS	2.400	Annual	06/21/2024		237,400	(404)	(2,246)	(2,650)	573	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		420,000	0	(1,147)	(1,147)	941	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		350,300	0	(936)	(936)	785	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.004	Annual	06/30/2024		148,300	0	(308)	(308)	332	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.026	Annual	06/30/2024		303,100	0	(515)	(515)	680	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.486	Annual	06/30/2024		129,700	0	778	778	293	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.527	Annual	06/30/2024		130,500	0	872	872	295	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.531	Annual	06/30/2024		140,700	0	950	950	318	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		953,500	741	(5,436)	(4,695)	0	(4,953)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.059	Annual	11/30/2026		108,000	0	(926)	(926)	0	(562)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		241,600	9,058	10,926	19,984	0	(1,318)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		1,166,500	49,070	6,585	55,655	0	(6,537)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027		77,500	(318)	(1,154)	(1,472)	445	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		118,200	312	(10,376)	(10,064)	743	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		42,800	(102)	(2,690)	(2,792)	277	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		64,400	(172)	(3,094)	(3,266)	425	0
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		78,000	(223)	(3,507)	(3,730)	516	0
Pay	1-Day USD-SOFR Compounded-OIS	2.175	Annual	04/21/2029		59,700	(158)	(1,886)	(2,044)	404	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		246,600	(15,894)	(11,734)	(27,628)	1,585	0
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		175,200	(292)	(15,416)	(15,708)	1,351	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		6,500	(31)	(513)	(544)	52	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	2.886	Annual	05/15/2032		606,200	(2,619)	6,436	3,817	5,115	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.005	Annual	05/15/2032		54,900	0	891	891	466	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		256,600	26,890	(3,674)	23,216	0	(2,544)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		12,800	(319)	(2,661)	(2,980)	109	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		85,400	(15,064)	(471)	(15,535)	762	0
Receive	1-Day USD-SOFR Compounded-OIS	2.675	Annual	06/22/2052		35,600	0	(227)	(227)	0	(373)
Receive	1-Day USD-SOFR Compounded-OIS	2.704	Annual	06/22/2052		2,600	0	(32)	(32)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	2.792	Annual	06/23/2052		1,500	0	(45)	(45)	0	(16)
Pay(7)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	356,700	5	(4,407)	(4,402)	239	0
Pay(7)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		176,500	4	(2,254)	(2,250)	118	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		34,800	0	(1,533)	(1,533)	36	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		24,300	0	(1,063)	(1,063)	25	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		67,500	(544)	(2,433)	(2,977)	90	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		42,300	(520)	(2,517)	(3,037)	82	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		107,400	4,343	(9,737)	(5,394)	405	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		65,800	13	(6,043)	(6,030)	239	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		199,200	2,205	(19,248)	(17,043)	716	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		240,100	(2,491)	(24,775)	(27,266)	859	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		143,300	(11,714)	(8,800)	(20,514)	549	0
Pay	3-Month CAD-Bank Bill	1.585	Semi-Annual	07/19/2031		22,500	(656)	(2,094)	(2,750)	90	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		17,700	582	(2,697)	(2,115)	109	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	313,200	(397)	(20,303)	(20,700)	4,536	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		142,700	(288)	(4,659)	(4,947)	2,276	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		33,300	0	(1,185)	(1,185)	532	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		41,800	0	(1,451)	(1,451)	668	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.295	Annual	02/17/2027		26,400	0	(927)	(927)	422	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		30,200	0	(1,173)	(1,173)	505	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.368	Annual	06/15/2027		168,800	(394)	(6,284)	(6,678)	2,864	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	657,100	270	(613)	(343)	95	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	06/15/2032	KRW	85,270,800	288	(2,009)	(1,721)	412	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032		14,211,100	40	(82)	(42)	69	0
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	327,700	118	(2,595)	(2,477)	176	0
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		380,700	(62)	(2,956)	(3,018)	146	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024		8,000	0	(286)	(286)	7	0
Pay(7)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		693,700	(2,182)	1,020	(1,162)	498	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		110,000	(250)	(620)	(870)	376	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	135,100	312	(821)	(509)	56	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029		171,800	635	(2,467)	(1,832)	238	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$758,400	(7,922)	15,001	7,079	0	(74)
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		150,800	0	2,796	2,796	0	(140)
Receive(7)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		1,350,900	14,689	16,136	30,825	0	(1,777)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		4,300	(10)	(162)	(172)	6	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		130,050	0	4,754	4,754	0	(333)
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		143,950	0	5,431	5,431	0	(369)
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		99,200	0	3,629	3,629	0	(249)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/15/2024		1,200	(9)	(60)	(69)	4	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		1,098,000	(12,192)	95,093	82,901	0	(5,826)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		319,750	(2,932)	(40,421)	(43,353)	1,813	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		42,300	(2,316)	(3,599)	(5,915)	255	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		199,300	1,627	(19,761)	(18,134)	1,280	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		21,200	(48)	(1,789)	(1,837)	140	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		64,200	(148)	(4,955)	(5,103)	427	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		14,800	(38)	(1,145)	(1,183)	99	0
Receive	3-Month USD-LIBOR	0.550	Semi-Annual	01/15/2031		520,700	7,313	91,198	98,511	0	(3,822)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		1,400	51	336	387	0	(8)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	166,500	57	30	87	3	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		106,900	184	(73)	111	0	(8)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	77,200	(222)	(4,494)	(4,716)	136	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		71,200	(1,528)	11,345	9,817	0	(183)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	0	(2,146)	(2,146)	186	0
Receive(7)	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	558,044	6,496	(1,635)	4,861	0	(1,421)
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2024		166,170	(7,273)	(49)	(7,322)	755	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		300	(7)	(4)	(11)	3	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		19,400	(95)	(856)	(951)	247	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,900	(179)	(1,518)	(1,697)	419	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		25,300	(191)	(1,170)	(1,361)	334	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		39,600	(144)	(1,285)	(1,429)	532	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		18,800	(70)	(615)	(685)	253	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027		2,152,100	(148,166)	(86,491)	(234,657)	24,751	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		1,398,670	(176,561)	(92,857)	(269,418)	24,214	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		400	19	99	118	0	(7)
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		5,950	0	2,380	2,380	0	(90)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	72,500	9,841	15,955	25,796	0	(1,877)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	3,731,000	(142)	(1,263)	(1,405)	0	(5)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	1,363,000	111	(8,071)	(7,960)	173	0
Pay	UKRPI	3.740	Maturity	03/15/2031	GBP	24,600	13	(3,786)	(3,773)	74	0
Pay	UKRPI	3.700	Maturity	04/15/2031	44,100	400	(7,572)	(7,172)	129	0

$(306,954)	$(128,782)	$(435,736)	$99,384	$(43,277)

Total Swap Agreements	$(310,746)	$(111,206)	$(421,952)	$100,939	$(44,924)

(m)

Securities with an aggregate market value of $246,600 and cash of $65,441 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.

(1)	Unsettled variation margin liability of $(921) for closed futures and unsettled variation margin liability of $(72) for closed swap agreements is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2022	$2,614	AUD	3,760	$0	$(19)
07/2022	2,937	NZD	4,646	0	(35)
08/2022	AUD	3,760	$2,614	19	0
BOA	07/2022	CAD	12,664	9,979	140	0
07/2022	CZK	56,989	2,398	0	(13)
07/2022	MXN	7,241	351	0	(10)
07/2022	PEN	146,476	36,245	0	(1,926)
07/2022	SEK	4,175	410	2	0
07/2022	$3,702	AUD	5,333	0	(21)
07/2022	30,973	CHF	29,749	189	0
07/2022	340,112	DKK	2,391,173	0	(3,211)
07/2022	10,614	EUR	10,039	0	(94)
07/2022	6,380	GBP	5,089	0	(185)
07/2022	15,341	NZD	24,615	32	0
07/2022	8,786	ZAR	134,802	0	(506)
08/2022	AUD	5,333	$3,703	21	0
08/2022	DKK	2,386,324	340,112	3,286	0
08/2022	MXN	15,805	779	0	(2)
08/2022	NZD	24,615	15,337	0	(33)
08/2022	$255	IDR	3,752,428	0	(4)
08/2022	7,373	PEN	28,455	37	0
02/2023	PEN	28,455	$7,247	0	(45)
05/2023	CNH	195,545	30,228	961	0
BPS	07/2022	AUD	6,951	4,810	15	(2)
07/2022	CAD	19,472	15,268	154	(14)
07/2022	CHF	20,167	20,823	0	(302)
07/2022	CZK	14,312	604	0	(2)
07/2022	DKK	147,205	20,887	147	0
07/2022	EUR	104,656	110,224	656	(106)
07/2022	GBP	3,555	4,314	0	(13)
07/2022	HUF	120,417	315	0	(3)
07/2022	MXN	48,053	2,391	1	0
07/2022	NZD	4,224	2,641	3	0
07/2022	$2,070	AUD	2,962	0	(26)
07/2022	5,718	CAD	7,410	39	0
07/2022	12,970	CHF	12,517	142	0
07/2022	50,924	DKK	357,205	59	(655)
07/2022	77,707	EUR	73,583	0	(596)
07/2022	19,298	GBP	15,470	0	(466)
07/2022	524,517	JPY	70,736,700	121	(3,289)
07/2022	3,458	MXN	72,333	139	0
07/2022	7,841	NZD	12,493	0	(39)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

	07/2022		535	ZAR	8,368	0	(21)
	08/2022		4,748	SGD	6,576	0	(14)
	08/2022		47	THB	1,617	0	(1)
	08/2022	ZAR	2,561		$161	4	0
	09/2022		$2,356	MXN	48,053	2	0
	09/2022		86	TWD	2,377	0	(5)
	11/2022	ZAR	1,807		$112	2	0
	03/2023	ILS	108,623		32,085	449	0
BRC	07/2022	NOK	1,126,926		114,953	541	0
	07/2022		$2,124	GBP	1,740	0	(6)
	07/2022		633,023	JPY	85,869,576	0	(140)
	07/2022		128,013	NOK	1,205,883	0	(5,585)
	08/2022	JPY	85,730,121		$633,023	115	0
	08/2022	SGD	42,752		30,956	182	0
	08/2022		$5,589	KRW	7,235,966	28	0
	08/2022		114,953	NOK	1,126,432	0	(532)
	09/2022		64,007	MYR	281,345	0	(223)
CBK	07/2022	BRL	128,346		$24,503	0	(21)
	07/2022	EUR	22,567		24,096	447	0
	07/2022	NZD	4,195		2,616	0	(4)
	07/2022	PEN	3,793		1,000	9	0
	07/2022		$2,028	AUD	2,944	4	0
	07/2022		26,419	BRL	128,346	0	(1,895)
	07/2022		7,207	DKK	50,650	0	(70)
	07/2022		24,330	EUR	22,660	0	(583)
	07/2022		9	ILS	31	0	0
	07/2022		944	PEN	3,793	46	0
	08/2022	ILS	51,003		$15,919	1,294	0
	08/2022	PEN	52,384		13,239	0	(398)
	08/2022		$30	KRW	37,813	0	0
	08/2022		10,695	PEN	40,691	34	(137)
	08/2022		1,106	THB	39,265	6	0
	09/2022	PEN	127,742		$30,939	0	(2,147)
	10/2022	ILS	900		288	28	0
	10/2022	PEN	81,459		20,430	0	(627)
	11/2022		185		47	0	(1)
	12/2022	ILS	11,202		3,641	397	0
	03/2023		64,758		19,097	237	0
	05/2023	CNH	15,787		2,441	78	0
	05/2023	ILS	216,662		64,885	1,540	0
DUB	07/2022	BRL	16,914		3,523	291	0
	07/2022	CHF	17,916		18,861	94	0
	07/2022	DKK	753,205		111,537	5,415	0
	07/2022	RON	1,195		255	2	0
	07/2022		$3,229	BRL	16,914	3	0
	07/2022		1,248	PLN	5,446	0	(35)
	08/2022	THB	1,040,106		$29,952	490	0
	08/2022		$18,861	CHF	17,886	0	(93)
	12/2022		11,846	ZAR	186,128	0	(588)
	03/2023	ILS	133,602		$39,391	480	0
	05/2023	CNH	5,690		880	28	0
GLM	07/2022		$11,744	MXN	239,862	162	0
	08/2022	PEN	97,567		$25,900	510	0
	08/2022		$1,231	CNH	8,252	2	0
	08/2022		3,452	DKK	24,600	20	0
	08/2022		3,818	PEN	14,421	0	(65)
	08/2022		16,051	SGD	22,261	0	(27)
	09/2022	HKD	5,440		$695	0	0
	09/2022		$271	MXN	5,490	0	(2)
	09/2022		8,826	MYR	38,575	0	(81)
	11/2022	ILS	48,400		$15,630	1,652	0
	03/2023	CNH	108,764		16,841	572	0
HUS	07/2022	AUD	25,564		17,797	152	0
	07/2022	CHF	6,223		6,453	0	(66)
	07/2022	EUR	1,026,653		1,107,139	31,257	0
	07/2022	MXN	17,039		834	0	(13)
	07/2022	NOK	78,595		8,402	422	0
	07/2022	NZD	2,669		1,741	74	0
	07/2022	SEK	32,525		3,319	140	0
	07/2022		$117,607	AUD	170,735	260	(17)
	07/2022		1,476	CAD	1,917	14	0
	07/2022		15,807	DKK	107,895	14	(619)
	07/2022		1,079,311	EUR	1,026,309	302	(4,092)
	07/2022		2,870	GBP	2,334	0	(29)
	07/2022		82,308	JPY	11,140,200	0	(202)
	08/2022	AUD	167,707		$115,515	0	(269)
	08/2022	CNH	1,381,860		205,787	0	(602)
	08/2022	EUR	935,399		985,829	3,776	0
	08/2022	JPY	7,181,359		52,765	0	(252)
	08/2022		$18,790	IDR	275,497,470	0	(381)
	05/2023	CNH	1,432,777		$213,497	0	(928)
IND	08/2022		$5,695	CLP	4,982,300	0	(304)
	05/2023	CNH	310,959		$48,078	1,537	0
JPM	07/2022	MXN	607,044		29,847	0	(285)
	07/2022	NZD	32,809		21,480	989	0
	07/2022	PEN	17,723		4,833	215	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

07/2022	$568	AUD	826	2	0
07/2022	23,264	CLP	19,396,012	0	(2,171)
07/2022	7,983	DKK	56,690	5	0
07/2022	3,927	GBP	3,117	0	(132)
08/2022	AUD	826	$569	0	(2)
08/2022	CNH	442,569	65,781	0	(319)
08/2022	IDR	584,285,381	39,405	363	0
08/2022	KRW	117,331,613	91,784	717	(18)
08/2022	SGD	343,137	249,627	2,627	0
08/2022	$8,980	CNH	60,270	22	0
08/2022	19,712	IDR	287,267,838	0	(517)
08/2022	58,583	SGD	81,271	6	(87)
08/2022	49	TWD	1,447	0	0
09/2022	101	2,814	0	(6)
MYI	07/2022	BRL	111,432	$21,612	320	0
07/2022	DKK	2,691,041	398,902	19,780	(28)
07/2022	GBP	9,089	10,980	0	(84)
07/2022	$21,274	BRL	111,432	19	0
07/2022	15,536	CAD	20,054	44	0
07/2022	74,293	DKK	522,332	0	(699)
07/2022	138,524	JPY	18,793,949	439	(446)
08/2022	CAD	23,668	$18,328	0	(58)
08/2022	CNY	49,486	7,371	0	(19)
08/2022	DKK	480,706	68,460	608	0
08/2022	JPY	17,218,218	126,670	0	(444)
08/2022	KRW	151,626,743	119,040	1,332	0
08/2022	THB	2,537,358	73,648	1,776	0
08/2022	$21,442	BRL	111,432	0	(332)
08/2022	30	IDR	446,826	0	(1)
08/2022	15	TWD	430	0	0
09/2022	9,032	MYR	39,652	0	(42)
09/2022	41	TWD	1,149	0	(2)
RBC	07/2022	CAD	7,395	$5,844	99	0
07/2022	$29,611	CAD	37,990	0	(98)
08/2022	CAD	34,489	$26,823	30	0
08/2022	$140	MXN	2,895	3	0
09/2022	MXN	10,869	$528	0	(6)
SCX	07/2022	ILS	116,381	34,521	1,187	0
07/2022	$4,312	AUD	6,270	16	0
07/2022	2,228	CHF	2,148	22	0
07/2022	7,180	GBP	5,846	0	(64)
07/2022	115,810	JPY	15,747,642	334	(79)
07/2022	1,352	NZD	2,143	0	(14)
08/2022	AUD	6,270	$4,313	0	(16)
08/2022	CNH	2,269,983	338,863	33	(206)
08/2022	CNY	79,211	11,835	6	0
08/2022	EUR	21,285	22,239	0	(108)
08/2022	JPY	13,382,911	98,462	0	(338)
08/2022	$2,183	GBP	1,800	9	0
08/2022	166	ZAR	2,561	0	(9)
09/2022	MYR	1,235,027	$292,811	12,886	0
09/2022	$94,141	MYR	416,121	174	0
09/2022	10,979	ZAR	169,732	0	(620)
03/2023	CNH	145,044	$22,469	774	0
SOG	07/2022	$11,512	DKK	81,645	0	(9)
TOR	07/2022	AUD	3,243	$2,352	114	0
07/2022	CAD	138,330	108,303	837	0
07/2022	GBP	677,690	854,378	29,425	0
07/2022	JPY	223,803,725	1,763,236	113,740	0
07/2022	$2,838	AUD	4,111	3	(4)
07/2022	80,956	CAD	104,148	104	(149)
07/2022	15	HUF	5,776	0	0
07/2022	107,724	JPY	14,328,500	0	(2,119)
08/2022	AUD	1,601	$1,102	0	(3)
08/2022	CAD	104,155	80,956	148	(105)
08/2022	GBP	656,738	797,045	0	(2,787)
UAG	07/2022	AUD	161,829	115,593	3,890	0
07/2022	HUF	443,844	1,266	95	0
07/2022	$3,343	DKK	23,545	0	(26)
09/2022	HKD	1,973	$252	0	0
09/2022	$17,497	MXN	348,968	0	(391)
11/2022	116	ZAR	1,807	0	(6)

Total Forward Foreign Currency Contracts	$252,468	$(45,541)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	50,880	$1,454	$3,669

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052		EUR	97.000	05/23/2025	21,400	$1,620	$7,441

Total Purchased Options							$3,074	$11,110

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200%	07/20/2022	34,400	$(52)	$(26)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	32,800	(152)	(71)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.400	08/17/2022	44,800	(127)	(147)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index		Sell	7.000	08/17/2022	3,300	(30)	(37)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	41,600	(189)	(90)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.600	08/17/2022	30,700	(74)	(55)
CBK	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200	07/20/2022	7,900	(12)	(6)
DUB	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	08/17/2022	11,000	(21)	(13)
GST	Call - OTC CDX.IG-38 5-Year Index		Buy	0.700	08/17/2022	20,100	(22)	(2)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.300	08/17/2022	49,000	(110)	(78)
JPM	Put - OTC CDX.HY-38 5-Year Index		Sell	95.000	08/17/2022	6,100	(74)	(93)
	Put - OTC iTraxx Crossover 37 5-Year Index		Sell	7.000	08/17/2022	7,500	(67)	(84)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.100	07/20/2022	28,200	(107)	(108)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.200	07/20/2022	33,100	(101)	(123)
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.250	07/20/2022	17,600	(29)	(10)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	08/17/2022	28,700	(66)	(39)

							$(1,233)	$(982)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	31,900	$(99)	$(126)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	31,900	(99)	(106)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	450,600	(1,454)	(3,773)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.310	08/19/2022	58,300	(499)	(150)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	08/19/2022	58,300	(499)	(548)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	50,100	(50)	(29)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	50,100	(153)	(188)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	30,000	(52)	(23)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	30,000	(52)	(103)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	21,400	(1,620)	(7,412)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	800	(6)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	800	(6)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/01/2022	61,400	(513)	(359)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/01/2022	61,400	(513)	(614)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	18,200	(110)	(125)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	18,200	(110)	(102)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	7,600	(59)	(59)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	7,600	(59)	(47)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	12,400	(48)	(1)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	12,400	(48)	(248)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/02/2022	66,700	(343)	(296)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/02/2022	66,700	(343)	(467)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	38,100	(298)	(273)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	38,100	(298)	(250)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	1,350,900	(2,688)	(14)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	1,350,900	(2,688)	(30,963)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	12,800	(79)	(88)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	12,800	(79)	(72)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	14,700	(95)	(110)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	14,700	(95)	(77)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	13,800	(97)	(114)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	13,800	(97)	(66)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	13,400	(93)	(114)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	13,400	(93)	(62)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	13,800	(96)	(121)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	13,800	(96)	(62)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	15,400	(106)	(113)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	15,400	(106)	(84)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	14,500	(99)	(96)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	14,500	(99)	(86)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	10,700	(78)	(87)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	10,700	(78)	(53)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	6,400	(42)	(46)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	6,400	(42)	(36)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	20,100	(73)	(84)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	20,100	(73)	(62)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	23,900	(83)	(92)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	23,900	(83)	(79)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	15,800	(49)	(69)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	15,800	(49)	(49)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	13,700	(107)	(99)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	13,700	(107)	(89)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	14,600	(110)	(108)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	14,600	(110)	(94)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	107,600	(212)	(62)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	107,600	(212)	(403)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	35,700	(39)	(27)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	35,700	(101)	(121)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	35,900	(63)	(28)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	35,900	(63)	(122)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	14,300	(25)	(8)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	14,300	(25)	(57)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.370	08/18/2022	55,900	(380)	(180)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.070	08/18/2022	55,900	(380)	(353)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/06/2022	6,700	(42)	(38)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/06/2022	6,700	(42)	(55)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	09/07/2022	28,300	(178)	(192)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	09/07/2022	28,300	(178)	(212)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	126,000	(890)	(367)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	10,000	(68)	(73)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	10,000	(68)	(54)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	07/12/2022	63,800	(499)	0
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	21,800	(142)	(168)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	21,800	(142)	(114)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	25,300	(160)	(173)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	25,300	(160)	(150)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	14,900	(115)	(115)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	14,900	(115)	(92)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	16,100	(123)	(128)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	16,100	(123)	(96)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	108,100	(214)	(62)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	108,100	(214)	(397)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	50,900	(99)	(29)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	50,900	(99)	(188)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	58,300	(73)	(34)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	58,300	(131)	(233)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	09/09/2022	40,100	(335)	(355)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150	09/09/2022	40,100	(335)	(335)

$(21,166)	$(53,620)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	216,500	$(223)	$0
Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	99,000	(98)	0

$(321)	$0

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MSC	Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052	$91.359	09/07/2022	11,900	$(80)	$(59)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	98.234	09/07/2022	34,500	(194)	(150)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	100.234	09/07/2022	34,500	(156)	(277)

$(430)	$(486)

Total Written Options	$(23,150)	$(55,088)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.319%	$14,700	$(363)	$262	$0	$(101)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.285	29,700	(566)	352	0	(214)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	47,500	(1,188)	862	0	(326)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.285	11,800	(228)	143	0	(85)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	27,200	(679)	493	0	(186)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	13,100	(314)	224	0	(90)

$(3,338)	$2,336	$0	$(1,002)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.894%	$7,820	$(188)	$214	$26	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.894	20,100	(487)	553	66	0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.894	4,380	(106)	120	14	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.656	4,200	123	(61)	62	0

$(658)	$826	$168	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	101,200	$76,244	$486	$(340)	$146	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	87,700	60,513	13	40	53	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	86,300	59,547	(319)	47	0	(272)
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	32,300	23,204	173	(104)	69	0

$353	$(357)	$268	$(272)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	4.000%	Quarterly	06/15/2027	MYR	97,700	$(259)	$439	$180	$0
Pay	3-Month MYR-KLIBOR	4.250	Quarterly	06/15/2027	101,500	261	201	462	0
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	100	0	1	1	0
Receive	3-Month MYR-KLIBOR	3.250	Quarterly	03/16/2032	360,900	1,193	4,437	5,630	0
Pay	6-Month THB-THBFIX	2.000	Semi-Annual	03/16/2032	THB	574,300	86	(1,320)	0	(1,234)
Pay	6-Month THB-THBFIX	2.750	Semi-Annual	06/15/2032	444,900	(154)	(5)	0	(159)
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	485,300	73	380	453	0
BPS	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	220,000	35	170	205	0
CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	19,100	(9)	212	203	0
GLM	Pay	3-Month MYR-KLIBOR	4.000	Quarterly	06/15/2027	95,900	(167)	343	176	0
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	THB	327,000	59	246	305	0
GST	Pay	6-Month THB-THBFIX	3.000	Semi-Annual	06/15/2032	211,100	(9)	70	61	0
NGF	Pay	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	06/15/2027	INR	4,277,420	(131)	(176)	0	(307)
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	70,500	(124)	874	750	0
SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	30,800	(95)	423	328	0

$759	$6,295	$8,754	$(1,700)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	2.063% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2022	$152,100	$40	$25,360	$25,400	$0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	12/20/2022	137,600	155	352	507	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	09/20/2022	39,900	1	2,932	2,933	0

								$196	$28,644	$28,840	$0

Total Swap Agreements								$(2,688)	$37,744	$38,030	$(2,974)

(o)

Securities with an aggregate market value of $47,370 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$1,336	$0	$1,336
Australia
Non-Agency Mortgage-Backed Securities	0	6,435	0	6,435
Sovereign Issues	0	175,819	0	175,819
Austria
Corporate Bonds & Notes	0	2,260	0	2,260
Canada
Corporate Bonds & Notes	0	10,877	0	10,877
Non-Agency Mortgage-Backed Securities	0	24,653	0	24,653
Sovereign Issues	0	85,372	0	85,372
Cayman Islands
Asset-Backed Securities	0	715,828	0	715,828
Corporate Bonds & Notes	0	21,157	0	21,157
Non-Agency Mortgage-Backed Securities	0	24,704	0	24,704
China
Sovereign Issues	0	754,572	0	754,572
Denmark
Corporate Bonds & Notes	0	405,441	0	405,441
France
Corporate Bonds & Notes	0	143,934	0	143,934
Sovereign Issues	0	228,478	0	228,478
Germany
Corporate Bonds & Notes	0	224,101	0	224,101
India
Corporate Bonds & Notes	0	11,276	0	11,276
Ireland
Asset-Backed Securities	0	161,520	0	161,520
Corporate Bonds & Notes	0	22,622	0	22,622
Non-Agency Mortgage-Backed Securities	0	5,295	0	5,295
Israel
Sovereign Issues	0	57,071	0	57,071
Italy
Corporate Bonds & Notes	0	63,850	0	63,850
Sovereign Issues	0	8,019	0	8,019
Japan
Corporate Bonds & Notes	0	126,411	0	126,411
Sovereign Issues	0	977,674	0	977,674
Jersey, Channel Islands
Corporate Bonds & Notes	0	239	0	239
Luxembourg
Corporate Bonds & Notes	0	13,194	0	13,194
Malaysia
Corporate Bonds & Notes	0	10,671	0	10,671
Sovereign Issues	0	95,143	0	95,143
Mexico
Sovereign Issues	0	5,085	0	5,085
Netherlands
Corporate Bonds & Notes	0	56,798	0	56,798
Preferred Securities	0	2,680	0	2,680
Sovereign Issues	0	7,694	0	7,694
New Zealand
Sovereign Issues	0	7,325	0	7,325
Norway
Sovereign Issues	0	12,906	0	12,906
Peru
Sovereign Issues	0	121,096	0	121,096
Qatar
Corporate Bonds & Notes	0	21,834	0	21,834
Sovereign Issues	0	574	0	574
Romania
Sovereign Issues	0	60,116	0	60,116
Serbia
Sovereign Issues	0	10,633	0	10,633
Singapore
Corporate Bonds & Notes	0	1,898	0	1,898
Sovereign Issues	0	193,820	0	193,820
South Africa
Sovereign Issues	0	8,053	0	8,053
South Korea
Sovereign Issues	0	199,586	0	199,586
Spain
Corporate Bonds & Notes	0	14,339	0	14,339
Preferred Securities	0	210	0	210
Sovereign Issues	0	101,908	0	101,908
Supranational
Corporate Bonds & Notes	0	34,048	0	34,048
Switzerland
Corporate Bonds & Notes	0	158,568	0	158,568
Thailand
Sovereign Issues	0	100,595	0	100,595
United Arab Emirates
Sovereign Issues	0	14,520	0	14,520
United Kingdom
Corporate Bonds & Notes	0	447,059	0	447,059

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Non-Agency Mortgage-Backed Securities	0	505,551	0	505,551
Preferred Securities	0	3,438	0	3,438
Sovereign Issues	0	139,768	0	139,768
United States
Asset-Backed Securities	0	638,893	0	638,893
Corporate Bonds & Notes	0	600,753	0	600,753
Loan Participations and Assignments	0	35,044	0	35,044
Municipal Bonds & Notes	0	15,432	0	15,432
Non-Agency Mortgage-Backed Securities	0	953,250	0	953,250
Preferred Securities	0	50,838	100,340	151,178
U.S. Government Agencies	0	1,711,940	0	1,711,940
U.S. Government Agencies	0	0	0	0
U.S. Treasury Obligations	0	346,349	0	346,349
Short-Term Instruments
Repurchase Agreements	0	374,739	0	374,739
Argentina Treasury Bills	0	3,124	0	3,124
Israel Treasury Bills	0	181,611	0	181,611
U.S. Treasury Bills	0	13,243	0	13,243

	$0	$11,533,270	$100,340	$11,633,610
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,146,992	$0	$0	$1,146,992

Total Investments	$1,146,992	$11,533,270	$100,340	$12,780,602

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(2,102,724)	$0	$(2,102,724)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16,507	110,670	0	127,177
Over the counter	0	301,608	0	301,608

	$16,507	$412,278	$0	$428,785
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(32,412)	(56,774)	0	(89,186)
Over the counter	0	(103,603)	0	(103,603)

	$(32,412)	$(160,377)	$0	$(192,789)

Total Financial Derivative Instruments	$(15,905)	$251,901	$0	$235,996

Totals	$1,131,087	$9,682,447	$100,340	$10,913,874

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO International Bond Fund (Unhedged)	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.4% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$590	$130
1.000% due 07/09/2029		15	4
2.500% due 07/09/2041 þ		100	26

Total Argentina (Cost $393)			160

AUSTRALIA 1.7%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Pepper Residential Securities Trust 2.212% (US0001M + 0.930%) due 03/12/2061 ~		$474	474
RESIMAC Bastille Trust 1.733% due 09/05/2057 •		621	621

			1,095

SOVEREIGN ISSUES 1.6%
Australia Government International Bond
0.500% due 09/21/2026	AUD	16,900	10,387
1.000% due 11/21/2031		2,800	1,528
1.250% due 05/21/2032		800	443
1.750% due 06/21/2051		1,600	703
2.500% due 05/21/2030		1,100	703
4.500% due 04/21/2033		2,500	1,851
South Australia Government Financing Authority 1.750% due 05/24/2032		1,900	1,045
Treasury Corp. of Victoria 4.250% due 12/20/2032		2,200	1,512

			18,172

Total Australia (Cost $22,509)			19,267

BRAZIL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Bradesco SA 2.850% due 01/27/2023		$2,000	1,991

Total Brazil (Cost $2,000)			1,991

CANADA 1.2%
CORPORATE BONDS & NOTES 0.6%
Enbridge, Inc. 2.900% due 07/15/2022		$1,400	1,400
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,400	1,359
HSBC Bank Canada 1.650% due 09/10/2022		$3,600	3,594

			6,353

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	1,168	847
2.867% due 02/12/2055 ~		2,400	1,625
3.072% due 08/12/2053		713	549

			3,021

SOVEREIGN ISSUES 0.3%
Canada Government International Bond 2.000% due 12/01/2051		4,400	2,663

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Canada Government Real Return Bond 1.500% due 12/01/2044 (f)	1,425	1,125

		3,788

Total Canada (Cost $14,772)		13,162

CAYMAN ISLANDS 9.3%
ASSET-BACKED SECURITIES 8.6%
American Money Management Corp. CLO Ltd.
2.018% due 04/14/2029 •	$1,336	1,329
2.352% (US0003M + 0.950%) due 11/10/2030 ~	3,500	3,445
Apidos CLO 1.944% (US0003M + 0.900%) due 07/18/2029 ~	3,700	3,643
Arbor Realty Commercial Real Estate Notes Ltd. 2.229% due 01/15/2037 •	3,800	3,693
Ares CLO Ltd.
2.094% (US0003M + 1.050%) due 01/15/2032 ~	3,700	3,608
2.186% (US0003M + 1.050%) due 04/22/2031 ~	3,600	3,512
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~	3,700	3,632
Crestline Denali CLO Ltd. 2.324% due 10/23/2031 •	3,900	3,814
Dryden Senior Loan Fund 2.024% due 04/15/2028 •	3,439	3,389
GoldenTree Loan Management U.S. CLO Ltd. 1.973% due 11/20/2030 •	2,300	2,250
KKR CLO Ltd. 1.994% due 07/15/2030 •	3,600	3,537
LoanCore Issuer Ltd. 2.329% (SOFR30A + 1.550%) due 01/17/2037 ~	3,700	3,596
Mountain View CLO Ltd. 1.841% (US0003M + 0.820%) due 10/13/2027 ~	1,041	1,037
Palmer Square Loan Funding Ltd. 1.863% (US0003M + 0.800%) due 07/20/2029 ~	3,083	3,044
Sound Point CLO Ltd.
2.043% due 10/20/2030 •	3,700	3,633
2.084% (US0003M + 0.900%) due 01/23/2029 ~	2,629	2,592
2.164% due 07/25/2030 •	6,350	6,245
Starwood Commercial Mortgage Trust 2.723% (US0001M + 1.200%) due 04/18/2038 ~	3,700	3,653
Starwood Mortgage Trust 2.129% due 11/15/2038 •	3,600	3,476
Stratus CLO Ltd. 2.013% due 12/29/2029 •	3,444	3,388
TCI-Symphony CLO Ltd. 2.041% due 10/13/2032 •	3,700	3,611
THL Credit Wind River Clo Ltd. 2.124% due 04/15/2031 •	4,000	3,901
TPG Real Estate Finance Issuer Ltd. 2.424% due 02/15/2039 •	3,900	3,800
Venture CLO Ltd.
1.924% due 04/15/2027 •	511	505
2.083% due 04/20/2029 •	2,138	2,110
2.163% (US0003M + 1.100%) due 01/20/2029 ~	3,191	3,160
2.193% due 04/20/2032 •	2,900	2,837
2.401% due 09/07/2030 •	3,900	3,847
2.446% due 07/30/2032 •	3,700	3,599
Vibrant CLO Ltd. 3.046% due 06/20/2029 •	1,845	1,818
Voya CLO Ltd. 1.994% due 04/17/2030 •	1,300	1,284

		96,988

CORPORATE BONDS & NOTES 0.3%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027	1,144	934
SA Global Sukuk Ltd. 2.694% due 06/17/2031	1,000	881
Sands China Ltd.
5.125% due 08/08/2025	600	504
5.400% due 08/08/2028	1,500	1,159
Tencent Holdings Ltd. 3.595% due 01/19/2028	300	285

		3,763

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
AREIT Trust 2.603% due 11/17/2038 •	3,497	3,371

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

MF1 Multifamily Housing Mortgage Loan Trust 2.298% due 07/15/2036 •		1,150	1,136

			4,507

Total Cayman Islands (Cost $108,101)			105,258

CHINA 6.2%
SOVEREIGN ISSUES 6.2%
China Development Bank
4.040% due 04/10/2027	CNY	15,200	2,385
4.240% due 08/24/2027		162,200	25,729
4.880% due 02/09/2028		76,000	12,465
China Government International Bond
2.680% due 05/21/2030		51,100	7,526
3.010% due 05/13/2028		7,900	1,196
3.530% due 10/18/2051		51,800	8,029
3.720% due 04/12/2051		22,800	3,636
3.810% due 09/14/2050		55,100	8,905

Total China (Cost $68,565)			69,871

DENMARK 4.0%
CORPORATE BONDS & NOTES 4.0%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	113,391	12,428
1.500% due 10/01/2053		1,694	187
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		51,856	5,573
1.500% due 10/01/2053		4,875	540
Nykredit Realkredit AS
1.000% due 10/01/2050		126,930	13,496
1.500% due 10/01/2053		57,388	6,544
Realkredit Danmark AS
1.000% due 10/01/2050		16,329	1,807
1.500% due 10/01/2053		6,048	693
2.000% due 10/01/2053		28,362	3,385

Total Denmark (Cost $60,421)			44,653

FRANCE 6.0%
CORPORATE BONDS & NOTES 1.5%
BNP Paribas SA
1.323% due 01/13/2027 •		$3,400	3,009
3.132% due 01/20/2033 •		2,500	2,096
3.800% due 01/10/2024		500	497
4.625% due 01/12/2027 •(g)		2,400	1,993
5.198% due 01/10/2030 •		1,500	1,500
BPCE SA 2.045% due 10/19/2027 •		1,000	883
Societe Generale SA
1.488% due 12/14/2026 •		4,000	3,534
2.226% due 01/21/2026 •		1,200	1,120
2.797% due 01/19/2028 •		900	804
3.337% due 01/21/2033 •		1,300	1,065
4.677% due 06/15/2027		800	796

			17,297

SOVEREIGN ISSUES 4.5%
France Government International Bond
0.500% due 05/25/2072 (k)	EUR	2,200	1,014
0.750% due 05/25/2052 (k)		10,950	7,292
2.000% due 05/25/2048 (k)		10,900	10,450
2.250% due 10/25/2022 (k)		25,200	26,617
3.250% due 05/25/2045 (k)		4,600	5,518

			50,891

Total France (Cost $80,457)			68,188

GERMANY 1.9%
CORPORATE BONDS & NOTES 1.9%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	3,100	2,913
1.750% due 11/19/2030 •		1,200	1,039
2.129% due 11/24/2026 •(i)		$1,900	1,690
2.222% due 09/18/2024 •		1,600	1,544
2.625% due 12/16/2024	GBP	1,100	1,276
2.625% due 02/12/2026	EUR	2,600	2,622

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

3.035% due 05/28/2032 •(i)		$2,000	1,585
3.547% due 09/18/2031 •		400	335
3.729% due 01/14/2032 •(i)		2,400	1,806
3.950% due 02/27/2023		1,500	1,497
3.961% due 11/26/2025 •		3,500	3,385
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)	EUR	300	246
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,800	1,605

Total Germany (Cost $25,295)			21,543

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
Poly Real Estate Finance Ltd. 3.950% due 02/05/2023		$700	699

Total Hong Kong (Cost $697)			699

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$1,400	1,385

Total India (Cost $1,402)			1,385

IRELAND 1.9%
ASSET-BACKED SECURITIES 1.3%
Accunia European CLO DAC 0.950% (EUR003M + 0.950%) due 07/15/2030 ~	EUR	1,525	1,578
Black Diamond CLO DAC 0.650% due 10/03/2029 •		273	285
Cairn CLO DAC
0.600% due 04/30/2031 •		1,299	1,344
0.780% (EUR003M + 0.780%) due 10/15/2031 ~		1,500	1,532
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		1,600	1,637
Dryden Euro CLO BV 0.660% due 04/15/2033 •		1,700	1,728
Harvest CLO DAC 0.640% due 10/15/2031 •		1,300	1,331
Jubilee CLO DAC
0.610% (EUR003M + 0.610%) due 04/15/2030 ~		1,900	1,967
0.650% due 04/15/2031 •		1,300	1,318
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		1,295	1,329

			14,049

CORPORATE BONDS & NOTES 0.3%
AerCap Ireland Capital DAC
1.650% due 10/29/2024		$800	740
1.750% due 10/29/2024		700	646
2.193% (SOFRRATE + 0.680%) due 09/29/2023 ~		1,000	986
AIB Group PLC 4.750% due 10/12/2023		500	501
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		700	700

			3,573

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Shamrock Residential DAC 0.338% (EUR001M + 0.850%) due 01/24/2061 ~	EUR	2,990	3,091

Total Ireland (Cost $23,365)			20,713

ISRAEL 1.1%
SOVEREIGN ISSUES 1.1%
Israel Government International Bond
0.750% due 07/31/2022	ILS	18,800	5,382
1.250% due 11/30/2022		3,100	888
2.000% due 03/31/2027		9,700	2,731
3.800% due 05/13/2060		$2,700	2,257
4.125% due 01/17/2048		700	647

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Total Israel (Cost $13,365)			11,905

ITALY 0.6%
CORPORATE BONDS & NOTES 0.6%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,800	1,784
2.625% due 04/28/2025		1,000	931
UniCredit SpA
7.500% due 06/03/2026 •(g)(h)		900	873
7.830% due 12/04/2023		$2,900	3,004

Total Italy (Cost $7,340)			6,592

JAPAN 9.8%
CORPORATE BONDS & NOTES 1.1%
Mizuho Financial Group, Inc.
2.601% (US0003M + 0.880%) due 09/11/2022 ~		$4,200	4,198
2.721% (US0003M + 1.000%) due 09/11/2024 ~		800	799
3.922% due 09/11/2024 •		1,300	1,297
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		800	787
3.522% due 09/17/2025		1,100	1,043
4.345% due 09/17/2027		1,400	1,286
4.810% due 09/17/2030		1,500	1,334
Nomura Holdings, Inc. 2.329% due 01/22/2027		1,000	886
Sumitomo Mitsui Trust Bank Ltd. 2.800% due 03/10/2027		700	657

			12,287

SOVEREIGN ISSUES 8.7%
Japan Bank for International Cooperation 1.750% due 10/17/2024		700	679
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		1,000	1,001
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	1,119,997	8,676
0.100% due 06/20/2031		1,351,800	9,828
0.500% due 12/20/2041		710,000	4,878
0.500% due 09/20/2046		74,000	481
0.500% due 03/20/2049		2,260,000	14,169
0.700% due 12/20/2048		1,450,000	9,613
0.700% due 06/20/2051		200,000	1,295
1.400% due 09/20/2034		5,220,000	42,731
Tokyo Metropolitan Government 0.750% due 07/16/2025		$4,500	4,144

			97,495

Total Japan (Cost $129,796)			109,782

MALAYSIA 0.8%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$800	603
4.550% due 04/21/2050		400	383
4.800% due 04/21/2060		400	392

			1,378

SOVEREIGN ISSUES 0.7%
Malaysia Government International Bond 4.065% due 06/15/2050	MYR	8,500	1,672
Malaysia Government Investment Issue 4.369% due 10/31/2028		26,000	5,954

			7,626

Total Malaysia (Cost $9,726)			9,004

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bond 5.000% due 04/27/2051		$600	500

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Total Mexico (Cost $557)			500

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.6%
Cooperatieve Rabobank UA
3.649% due 04/06/2028 •		$2,500	2,377
3.758% due 04/06/2033 •		900	813
Enel Finance International NV 2.650% due 09/10/2024		2,700	2,618
ING Groep NV 3.875% due 05/16/2027 •(g)(h)		900	656
Vonovia Finance BV 5.000% due 10/02/2023		500	504

			6,968

		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		525,250	536

Total Netherlands (Cost $8,073)			7,504

		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	1,700	877

Total New Zealand (Cost $1,194)			877

NORWAY 0.2%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt AS 3.250% due 06/28/2023		$1,100	1,099

SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	2,200	1,372

Total Norway (Cost $2,699)			2,471

PERU 1.2%
SOVEREIGN ISSUES 1.2%
Peru Government International Bond
2.780% due 12/01/2060		$1,000	622
5.350% due 08/12/2040	PEN	3,300	646
5.940% due 02/12/2029		6,100	1,457
6.350% due 08/12/2028		30,900	7,613
6.950% due 08/12/2031		4,700	1,166
8.200% due 08/12/2026		5,600	1,530

Total Peru (Cost $17,260)			13,034

QATAR 0.2%
CORPORATE BONDS & NOTES 0.2%
Qatar Energy
2.250% due 07/12/2031		$600	513
3.125% due 07/12/2041		1,000	787
3.300% due 07/12/2051		1,000	775

			2,075

SOVEREIGN ISSUES 0.0%
Qatar Government International Bond 4.400% due 04/16/2050		200	191

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Total Qatar (Cost $2,791)			2,266

ROMANIA 0.5%
SOVEREIGN ISSUES 0.5%
Romania Government International Bond
1.375% due 12/02/2029	EUR	1,200	911
1.750% due 07/13/2030		1,400	1,049
2.000% due 01/28/2032		600	431
2.000% due 04/14/2033		100	68
2.124% due 07/16/2031		800	595
2.625% due 12/02/2040		800	489
2.750% due 04/14/2041		500	307
2.875% due 04/13/2042		1,800	1,107
3.750% due 02/07/2034		1,200	945

Total Romania (Cost $9,730)			5,902

SAUDI ARABIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 3.250% due 11/24/2050		$900	656

Total Saudi Arabia (Cost $892)			656

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,100	842
2.050% due 09/23/2036		900	558

Total Serbia (Cost $2,301)			1,400

SINGAPORE 1.8%
CORPORATE BONDS & NOTES 0.0%
BOC Aviation Ltd. 2.750% due 09/18/2022		$300	300

SOVEREIGN ISSUES 1.8%
Singapore Government International Bond
1.625% due 07/01/2031	SGD	13,100	8,446
2.875% due 09/01/2030		16,900	12,107

			20,553

Total Singapore (Cost $22,896)			20,853

SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond 4.850% due 09/30/2029		$400	343

Total South Africa (Cost $400)			343

SOUTH KOREA 1.9%
SOVEREIGN ISSUES 1.9%
Korea Government International Bond
2.125% due 06/10/2027	KRW	3,015,000	2,167
2.375% due 12/10/2027		3,370,000	2,435
2.375% due 12/10/2028		12,640,000	9,046
2.625% due 06/10/2028		6,030,000	4,399
5.500% due 03/10/2028		3,370,000	2,843

Total South Korea (Cost $26,186)			20,890

SPAIN 1.5%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(g)(h)	EUR	1,200	1,211
Banco de Sabadell SA
1.125% due 03/11/2027 •		100	96
1.750% due 05/10/2024		100	101
Banco Santander SA
1.849% due 03/25/2026		$400	360

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

3.848% due 04/12/2023		600	600
CaixaBank SA 3.625% due 09/14/2028 •(g)(h)	EUR	400	290
Merlin Properties Socimi SA 2.225% due 04/25/2023		600	631

			3,289

		SHARES
PREFERRED SECURITIES 0.1%
CaixaBank SA
5.875% due 10/09/2027 •(g)(h)		400,000	370
6.000% due 07/18/2022 •(g)(h)		400,000	420
6.750% due 06/13/2024 •(g)(h)		800,000	809

			1,599

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.1%
Autonomous Community of Catalonia 4.220% due 04/26/2035		500	567
Spain Government International Bond
0.850% due 07/30/2037		4,500	3,577
1.450% due 10/31/2071		2,300	1,351
3.450% due 07/30/2066 (k)		6,200	6,767

			12,262

Total Spain (Cost $25,094)			17,150

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	1,800	1,152

Total Supranational (Cost $1,336)			1,152

SWITZERLAND 1.4%
CORPORATE BONDS & NOTES 1.4%
Credit Suisse AG 6.500% due 08/08/2023 (h)		$4,800	4,812
Credit Suisse Group AG
2.193% due 06/05/2026 •		2,500	2,269
3.800% due 06/09/2023		1,200	1,189
3.869% due 01/12/2029 •		400	360
6.250% due 12/18/2024 •(g)(h)		200	183
7.500% due 07/17/2023 •(g)(h)		800	740
7.500% due 12/11/2023 •(g)(h)		500	478
UBS AG
5.125% due 05/15/2024 (h)		4,063	4,062
7.625% due 08/17/2022 (h)		550	552
UBS Group AG 4.875% due 02/12/2027 •(g)(h)		1,400	1,174

Total Switzerland (Cost $16,680)			15,819

THAILAND 0.9%
SOVEREIGN ISSUES 0.9%
Thailand Government International Bond
1.585% due 12/17/2035	THB	367,400	8,423
3.300% due 06/17/2038		42,900	1,168
3.650% due 06/20/2031		4,300	129

Total Thailand (Cost $9,934)			9,720

UNITED ARAB EMIRATES 0.1%
SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		$700	624

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Total United Arab Emirates (Cost $674)			624

UNITED KINGDOM 10.4%
CORPORATE BONDS & NOTES 4.9%
Annington Funding PLC 1.650% due 07/12/2024	EUR	2,000	2,044
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$6,400	6,464
Barclays PLC
2.375% due 10/06/2023 •	GBP	1,700	2,064
4.375% due 01/12/2026		$480	476
7.125% due 06/15/2025 •(g)(h)	GBP	1,400	1,639
British Telecommunications PLC 9.625% due 12/15/2030		$1,200	1,495
GSK Consumer Healthcare Capital UK PLC 3.125% due 03/24/2025		1,900	1,853
HSBC Holdings PLC
2.455% (US0003M + 1.000%) due 05/18/2024 ~		900	893
2.804% due 05/24/2032 •		2,200	1,809
4.041% due 03/13/2028 •		2,300	2,186
4.300% due 03/08/2026		1,340	1,328
4.950% due 03/31/2030		300	297
Lloyds Banking Group PLC 3.574% due 11/07/2028 •		400	375
Nationwide Building Society
2.972% due 02/16/2028 •		700	639
3.766% due 03/08/2024 •		3,000	2,993
Natwest Group PLC
0.000% due 03/22/2023	EUR	2,641	2,794
0.000% due 09/12/2023		$700	698
4.600% due 06/28/2031 •(g)(h)		1,200	886
5.076% due 01/27/2030 •		1,600	1,568
5.125% due 05/12/2027 •(g)(h)	GBP	2,000	2,064
Rolls-Royce PLC 3.625% due 10/14/2025		$1,200	1,071
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		6,000	6,003
Santander U.K. PLC 1.626% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	2,500	3,041
Standard Chartered PLC
0.991% due 01/12/2025 •		$2,300	2,174
1.319% due 10/14/2023 •		3,100	3,078
1.456% due 01/14/2027 •		2,200	1,943
7.750% due 04/02/2023 •(g)(h)		400	396
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	783	967
5.744% due 04/13/2040		465	598
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		1,300	1,438

			55,274

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
Avon Finance PLC 1.690% due 09/20/2048 •		1,794	2,173
Business Mortgage Finance PLC 3.282% due 02/15/2041 •		541	657
EuroMASTR PLC 1.789% due 06/15/2040 •		202	233
Eurosail PLC 2.540% (BP0003M + 0.950%) due 06/13/2045 ~		968	1,169
Finsbury Square PLC 1.565% (SONIO/N + 0.800%) due 03/16/2070 ~		772	933
Hawksmoor Mortgages 1.703% due 05/25/2053 •		3,314	4,027
Precise Mortgage Funding PLC
1.551% due 03/12/2055 •		972	1,179
1.952% due 12/12/2055 •		4,016	4,865
Residential Mortgage Securities PLC 2.040% due 06/20/2070 •		1,850	2,246
Ripon Mortgages PLC 1.351% due 08/28/2056 •		10,882	13,116
RMAC PLC 1.571% due 06/12/2046 •		2,719	3,290
RMAC Securities PLC 1.871% due 06/12/2044 •		$167	158
Stratton Mortgage Funding PLC 1.361% (SONIO/N + 0.900%) due 07/20/2060 ~	GBP	3,905	4,716
Towd Point Mortgage Funding 1.361% due 07/20/2045 •		4,195	5,100
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~		2,060	2,499

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Trinity Square PLC 1.300% (SONIO/N + 0.850%) due 07/15/2059 ~		2,176	2,631

			48,992

		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		2,380	424

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.1%
United Kingdom Gilt
0.625% due 10/22/2050	GBP	3,500	2,599
1.125% due 01/31/2039		100	98
1.250% due 07/31/2051		500	442
1.500% due 07/31/2053 (k)		2,400	2,265
1.750% due 01/22/2049 (k)		1,900	1,933
4.250% due 12/07/2040		3,000	4,510

			11,847

Total United Kingdom (Cost $130,112)			116,537

UNITED STATES 39.3%
ASSET-BACKED SECURITIES 3.0%
ACE Securities Corp. Home Equity Loan Trust 1.924% (US0001M + 0.300%) due 07/25/2036 ~		$2,287	910
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.494% due 07/25/2034 •		239	236
Amortizing Residential Collateral Trust 2.324% (US0001M + 0.700%) due 10/25/2031 ~		1	1
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.444% (US0001M + 0.820%) due 02/25/2034 ~		158	149
Bear Stearns Asset-Backed Securities Trust 2.424% (US0001M + 0.800%) due 09/25/2046 ~		409	384
Citigroup Mortgage Loan Trust
1.684% due 07/25/2045 •		626	471
1.694% due 05/25/2037 •		72	53
Countrywide Asset-Backed Certificates 2.304% due 12/25/2036 ^•		42	33
Credit Suisse First Boston Mortgage Securities Corp.
2.244% due 01/25/2032 •		1	1
2.974% (US0001M + 1.350%) due 05/25/2044 ~		597	576
Credit-Based Asset Servicing & Securitization LLC 1.744% (US0001M + 0.120%) due 07/25/2037 ~		111	79
Fortress Credit Investments Ltd. 2.753% due 02/23/2039 •		3,700	3,653
GSAMP Trust
1.754% due 12/25/2046 •		1,140	664
2.104% due 09/25/2036 •		1,767	712
Home Equity Asset Trust 2.224% (US0001M + 0.600%) due 11/25/2032 ~		1	1
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ		377	352
Merrill Lynch Mortgage Investors Trust
1.784% due 09/25/2037 •		181	99
1.864% due 02/25/2037 •		37	13
Morgan Stanley ABS Capital, Inc. Trust 1.724% due 07/25/2036 •		52	22
Morgan Stanley Home Equity Loan Trust 1.974% due 04/25/2037 •		1,103	646
Morgan Stanley Mortgage Loan Trust
2.344% (US0001M + 0.720%) due 04/25/2037 ~		341	124
6.419% due 09/25/2046 ^þ		1,391	421
Option One Mortgage Loan Trust
1.844% due 04/25/2037 •		1,259	942
2.494% (US0001M + 0.870%) due 05/25/2035 ~		1,743	1,568
People's Choice Home Loan Securities Trust 2.974% due 01/25/2035 •		647	629
Popular ABS Mortgage Pass-Through Trust 1.934% due 06/25/2047 ^•		1,769	1,626
Securitized Asset-Backed Receivables LLC Trust
1.674% due 12/25/2036 •		27	17
1.744% (US0001M + 0.120%) due 12/25/2036 ^~		28	8
1.754% (US0001M + 0.130%) due 05/25/2037 ^~		305	243

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

SMB Private Education Loan Trust
1.290% due 07/15/2053		1,441	1,307
1.830% due 02/16/2055 •		2,900	2,890
2.424% due 07/15/2053 •		443	436
Soundview Home Loan Trust 1.684% due 11/25/2036 •		28	9
Structured Asset Securities Corp. Mortgage Loan Trust 2.562% due 04/25/2035 •		63	62
Terwin Mortgage Trust 2.564% due 11/25/2033 •		45	42
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		1,939	1,803
2.624% (US0001M + 1.000%) due 05/25/2058 ~		1,075	1,064
2.710% due 01/25/2060 ~		1,709	1,645
2.900% due 10/25/2059 ~		6,889	6,690
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		3,500	3,426
Washington Mutual Asset-Backed Certificates Trust 1.684% due 10/25/2036 •		39	18

			34,025

CORPORATE BONDS & NOTES 6.9%
7-Eleven, Inc. 0.800% due 02/10/2024		1,700	1,612
AbbVie, Inc. 1.500% due 11/15/2023	EUR	300	313
American Airlines Pass-Through Trust 3.600% due 04/15/2031		$705	619
Bank of America Corp.
2.551% due 02/04/2028 •		1,100	1,001
2.972% due 02/04/2033 •		1,100	938
4.376% due 04/27/2028 •		1,700	1,675
BAT Capital Corp. 2.291% (US0003M + 0.880%) due 08/15/2022 ~		300	300
Bayer U.S. Finance LLC
2.839% (US0003M + 1.010%) due 12/15/2023 ~		1,200	1,194
4.375% due 12/15/2028		2,500	2,437
Boeing Co.
1.167% due 02/04/2023		400	396
1.433% due 02/04/2024		1,500	1,434
1.950% due 02/01/2024		100	97
2.750% due 02/01/2026		1,600	1,488
3.250% due 02/01/2028		800	716
Broadcom, Inc.
2.450% due 02/15/2031		700	563
2.600% due 02/15/2033		700	539
3.137% due 11/15/2035		504	383
Campbell Soup Co. 3.650% due 03/15/2023		372	373
Charles Schwab Corp. 0.750% due 03/18/2024		400	384
Charter Communications Operating LLC
2.936% (US0003M + 1.650%) due 02/01/2024 ~		800	806
3.500% due 03/01/2042		2,000	1,391
3.700% due 04/01/2051		1,200	814
3.850% due 04/01/2061		400	264
3.950% due 06/30/2062		700	469
5.125% due 07/01/2049		800	664
Citigroup, Inc.
3.070% due 02/24/2028 •		2,200	2,042
3.785% due 03/17/2033 •(i)		1,800	1,623
Corebridge Financial, Inc. 3.650% due 04/05/2027		1,000	941
Dell International LLC
6.100% due 07/15/2027		500	525
6.200% due 07/15/2030		200	208
Discover Bank 3.350% due 02/06/2023		400	400
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		400	351
DR Horton, Inc. 4.375% due 09/15/2022		600	601
Equitable Holdings, Inc. 3.900% due 04/20/2023		130	131
Ford Motor Credit Co. LLC
0.092% due 12/07/2022 •	EUR	100	104
0.324% due 11/15/2023 •		200	203
1.744% due 07/19/2024		400	388
2.748% due 06/14/2024	GBP	800	901
2.900% due 02/16/2028		$300	242
3.021% due 03/06/2024	EUR	2,700	2,719
3.370% due 11/17/2023		$900	878
3.375% due 11/13/2025		400	361
4.125% due 08/17/2027		1,300	1,148
4.134% due 08/04/2025		200	190

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

4.542% due 08/01/2026	600	550
5.125% due 06/16/2025	800	766
GA Global Funding Trust 2.250% due 01/06/2027	900	806
Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •	6,500	5,904
3.615% due 03/15/2028 •	3,500	3,315
Hyatt Hotels Corp. 1.300% due 10/01/2023	700	678
JPMorgan Chase & Co.
2.947% due 02/24/2028 •	2,900	2,689
4.080% due 04/26/2026 •	2,000	1,978
Kilroy Realty LP 3.450% due 12/15/2024	200	195
Morgan Stanley 2.630% due 02/18/2026 •	2,200	2,102
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026	4,500	3,796
ONEOK, Inc. 4.550% due 07/15/2028	400	387
Oracle Corp.
2.300% due 03/25/2028 (i)	3,500	3,015
2.875% due 03/25/2031 (i)	600	495
3.950% due 03/25/2051 (i)	1,600	1,178
Organon & Co. 5.125% due 04/30/2031	1,000	867
Pacific Gas & Electric Co.
2.100% due 08/01/2027	100	84
3.150% due 01/01/2026	100	92
3.500% due 06/15/2025	400	379
4.000% due 12/01/2046	200	141
4.200% due 03/01/2029	1,200	1,072
4.250% due 03/15/2046	100	73
4.550% due 07/01/2030	400	356
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	3,600	3,548
Santander Holdings USA, Inc. 3.400% due 01/18/2023	700	699
Southern California Edison Co.
0.700% due 04/03/2023	1,000	978
2.153% (SOFRINDX + 0.640%) due 04/03/2023 ~	100	100
2.343% (SOFRINDX + 0.830%) due 04/01/2024 ~	700	693
Southern Co. 2.950% due 07/01/2023	2,900	2,874
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023	300	296
Southwest Airlines Co. 4.750% due 05/04/2023	600	605
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	1,100	1,033
Sprint Spectrum Co. LLC 4.738% due 03/20/2025	481	482
Walt Disney Co.
3.500% due 05/13/2040	300	256
3.600% due 01/13/2051	400	335

		77,643

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Avolon TLB Borrower 1 (U.S.) LLC 3.845% (LIBOR03M + 2.250%) due 12/01/2027 ~	1,576	1,502
CenturyLink, Inc. 3.916% (LIBOR03M + 2.250%) due 03/15/2027 ~	1,129	1,039

		2,541

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026	1,300	1,210

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.2%
Adjustable Rate Mortgage Trust
2.925% due 09/25/2035 ^~	50	45
2.930% due 07/25/2035 ~	51	50
American Home Mortgage Assets Trust 2.004% due 09/25/2046 ^•	550	495
Banc of America Funding Trust
2.522% due 11/20/2034 ~	222	218
3.461% due 01/20/2047 ^~	61	57
5.500% due 09/25/2035	373	366
5.750% due 11/25/2035	252	241
6.000% due 08/25/2036 ^	63	58
12.358% due 10/20/2046 ^~	488	412
Banc of America Mortgage Trust
2.662% due 07/25/2035 ~	46	39

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

2.743% due 09/25/2035 ^~	63	57
BCAP LLC Trust
1.064% due 01/26/2047 •	215	203
5.250% due 02/26/2036 ~	514	258
Bear Stearns Adjustable Rate Mortgage Trust
2.535% due 10/25/2033 ~	26	25
2.548% due 02/25/2033 ~	2	2
2.817% due 02/25/2034 ~	5	5
2.846% due 05/25/2034 ~	67	59
2.995% due 05/25/2034 ~	82	77
3.003% due 05/25/2033 ~	25	24
3.027% due 11/25/2034 ~	415	388
3.333% due 02/25/2036 ^~	94	89
Bear Stearns ALT-A Trust
2.890% due 11/25/2035 ^~	30	25
2.954% due 11/25/2036 ^~	964	545
3.134% due 08/25/2036 ^~	44	31
3.232% due 11/25/2036 ^~	287	176
3.497% due 08/25/2036 ^~	876	504
Bear Stearns Structured Products, Inc. Trust 3.490% due 01/26/2036 ^~	57	47
BellaVista Mortgage Trust 2.112% due 05/20/2045 •	12	8
BIG Commercial Mortgage Trust 2.621% due 02/15/2039 •	3,500	3,400
Chase Mortgage Finance Trust
2.624% due 02/25/2037 ~	108	105
3.718% due 07/25/2037 ~	64	56
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	39	34
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	8,310	7,138
2.829% due 08/25/2035 ~	49	49
3.000% due 11/27/2051 ~	4,374	3,908
Citigroup Mortgage Loan Trust, Inc. 2.190% due 09/25/2035 •	103	102
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.266% due 09/25/2035 ^~	566	507
Commercial Mortgage Trust
0.696% due 03/10/2046 ~(a)	12,000	39
1.389% due 01/10/2046 ~(a)	6,636	13
Countrywide Alternative Loan Trust
1.876% due 08/25/2035 •	143	133
1.892% due 09/20/2046 •	1,113	747
1.944% due 02/25/2047 •	205	182
1.964% due 05/25/2047 •	194	170
1.974% due 05/25/2037 ^•	337	131
2.024% (US0001M + 0.400%) due 06/25/2036 ^~	209	104
2.024% due 06/25/2037 •	585	517
2.032% (US0001M + 0.420%) due 03/20/2046 ~	35	27
2.044% (US0001M + 0.420%) due 05/25/2035 ~	571	522
2.044% due 07/25/2046 ^•	29	25
2.044% due 07/25/2046 •	480	437
2.144% due 07/25/2046 ^•	742	516
2.184% due 12/25/2035 •	24	22
2.334% due 11/25/2035 •	242	215
3.051% due 11/25/2035 •	172	156
5.250% due 06/25/2035 ^	95	79
6.250% due 08/25/2037 ^	342	215
6.500% due 08/25/2032	11	11
Countrywide Home Loan Mortgage Pass-Through Trust
1.985% due 02/20/2036 ^•	117	98
2.204% due 04/25/2035 •	20	19
2.264% due 03/25/2035 •	485	411
2.284% (US0001M + 0.660%) due 02/25/2035 ~	96	90
2.304% due 02/25/2035 •	35	31
2.304% due 03/25/2036 •	88	51
2.643% due 11/20/2034 ~	5	5
2.672% due 04/20/2036 ^~	20	17
2.711% due 11/25/2034 ~	16	16
2.920% due 09/25/2047 ^~	255	233
3.571% due 08/25/2034 ^~	5	5
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 12/25/2035	126	108
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.593% due 07/25/2033 ~	4	4
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	711	608
6.500% due 07/26/2036 ^	584	178
DBUBS Mortgage Trust 0.914% due 11/10/2046 ~(a)	1,258	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^	246	219
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
1.724% (US0001M + 0.100%) due 10/25/2036 ^~	31	26
6.800% due 07/25/2036 ^þ	199	175

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~	3,677	3,591
First Horizon Alternative Mortgage Securities Trust 2.949% due 08/25/2035 ^~	288	260
GreenPoint Mortgage Funding Trust
1.804% (US0001M + 0.180%) due 01/25/2037 ~	476	421
2.024% (US0001M + 0.400%) due 12/25/2046 ^~	633	588
2.044% due 04/25/2036 •	213	182
2.064% (US0001M + 0.440%) due 06/25/2045 ~	118	110
2.164% (US0001M + 0.540%) due 11/25/2045 ~	36	32
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.684% due 10/25/2033 ~	14	14
GS Mortgage Securities Corp.
0.395% due 05/03/2032 ~(a)	65,000	462
1.606% due 02/10/2046 ~(a)	13,125	60
GS Mortgage Securities Trust 2.039% due 11/10/2045 ~(a)	13,098	5
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	823	707
2.500% due 02/25/2052 ~	1,639	1,408
2.500% due 04/25/2052 ~	1,026	881
2.500% due 07/25/2052 ~	3,898	3,349
3.000% due 08/26/2052 ~	4,010	3,570
GSR Mortgage Loan Trust
2.144% (US0001M + 0.520%) due 08/25/2046 ~	466	172
2.880% (H15T1Y + 1.750%) due 03/25/2033 ~	17	17
2.938% due 09/25/2035 ~	50	49
3.055% due 05/25/2035 ~	77	68
HarborView Mortgage Loan Trust
1.802% (US0001M + 0.190%) due 09/19/2037 ~	458	421
2.075% due 03/19/2036 ^•	64	61
2.172% (US0001M + 0.560%) due 02/19/2036 ~	232	133
2.232% (US0001M + 0.620%) due 11/19/2035 ~	369	302
2.312% (US0001M + 0.700%) due 01/19/2035 ~	17	15
3.217% due 07/19/2035 ^~	43	33
HomeBanc Mortgage Trust 1.984% due 12/25/2036 •	3	3
Impac CMB Trust
2.284% (US0001M + 0.660%) due 03/25/2035 ~	12	11
2.404% due 10/25/2034 •	90	88
IndyMac INDA Mortgage Loan Trust 2.847% due 11/25/2035 ^~	174	139
IndyMac INDX Mortgage Loan Trust
1.864% due 06/25/2037 •	241	220
1.874% due 02/25/2037 •	784	544
1.914% due 11/25/2036 ^•	201	183
2.044% due 05/25/2046 •	644	585
2.985% due 08/25/2035 ~	122	101
3.016% due 12/25/2034 ~	47	46
JP Morgan Alternative Loan Trust
2.104% (US0001M + 0.480%) due 10/25/2036 ~	1,391	1,302
2.892% due 12/25/2035 ^~	1,202	937
5.500% due 11/25/2036 ^~	8	4
JP Morgan Chase Commercial Mortgage Securities Trust 1.061% due 12/15/2047 ~(a)	46,292	145
JP Morgan Mortgage Trust
1.924% due 10/25/2035 •	1,390	1,078
2.203% due 11/25/2033 ~	33	32
2.500% due 10/25/2051 ~	2,915	2,514
2.779% due 10/25/2035 ~	58	57
2.896% due 02/25/2036 ^~	231	190
2.947% due 07/25/2035 ~	62	60
3.000% due 12/25/2051 ~	3,368	2,983
3.000% due 01/25/2052 ~	7,087	6,462
3.000% due 03/25/2052 ~	6,223	5,705
3.000% due 04/25/2052 ~	6,980	6,245
3.000% due 05/25/2052 ~	10,690	9,483
3.043% due 07/27/2037 ~	400	376
3.045% due 08/25/2035 ~	87	84
Lehman XS Trust 2.264% due 11/25/2046 ^•	765	609
MASTR Adjustable Rate Mortgages Trust
1.834% due 04/25/2046 •	105	95
2.304% (US0001M + 0.680%) due 05/25/2047 ^~	1,500	1,276
MASTR Alternative Loan Trust 2.024% due 03/25/2036 ^•	416	39
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.764% (US0001M + 0.440%) due 12/15/2030 ~	1	1
Merrill Lynch Mortgage Investors Trust
2.277% due 02/25/2033 ~	34	31
2.713% due 06/25/2037 ~	79	76
3.466% due 06/25/2035 ~	92	89
Merrill Lynch Mortgage-Backed Securities Trust 2.731% due 04/25/2037 ^~	16	15
MF1 Ltd. 2.349% due 12/15/2034 •	3,100	2,981

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

MFA Trust
1.381% due 04/25/2065 ~	1,546	1,490
1.947% due 04/25/2065 ~	592	571
Morgan Stanley Bank of America Merrill Lynch Trust
1.138% due 05/15/2046 ~(a)	41,805	154
1.399% due 02/15/2046 ~(a)	14,645	43
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,316	2,245
2.750% due 11/25/2059 ~	1,931	1,853
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.549% due 10/25/2035 ~	164	108
3.058% due 08/25/2035 ~	38	38
3.294% due 02/25/2036 ^~	66	56
5.820% due 03/25/2047 þ	227	218
6.138% due 03/25/2047 þ	194	186
OBX Trust 3.000% due 01/25/2052 ~	4,131	3,673
One New York Plaza Trust 2.274% due 01/15/2036 •	3,700	3,590
Residential Accredit Loans, Inc. Trust
1.259% due 10/25/2037 ~	429	396
1.774% due 02/25/2047 •	804	337
2.044% due 04/25/2046 •	58	19
3.313% due 08/25/2035 ^~	96	41
6.000% due 06/25/2036	408	353
6.000% due 06/25/2037 ^	239	208
Residential Asset Securitization Trust 6.500% due 08/25/2036 ^	663	241
Residential Funding Mortgage Securities, Inc. Trust 3.027% due 09/25/2035 ^~	144	101
Sequoia Mortgage Trust
2.295% (US0001M + 0.700%) due 07/20/2033 ~	106	101
2.602% due 04/20/2035 ~	23	23
Structured Adjustable Rate Mortgage Loan Trust
1.876% due 01/25/2035 ^•	16	14
2.064% due 05/25/2037 •	29	26
2.513% due 04/25/2034 ~	57	57
2.543% due 02/25/2034 ~	43	41
3.051% due 04/25/2035 ~	462	447
3.586% due 10/25/2037 ^•	172	162
Structured Asset Mortgage Investments Trust
1.844% due 09/25/2047 •	56	48
1.976% (12MTA + 1.500%) due 08/25/2047 ^~	829	765
2.004% due 07/25/2046 ^•	468	364
2.044% due 04/25/2036 •	99	89
2.084% (US0001M + 0.460%) due 05/25/2045 ~	151	137
2.095% due 07/19/2035 •	55	52
2.175% due 07/19/2034 •	3	3
2.244% due 12/25/2035 ^•	10	8
Structured Asset Securities Corp. Mortgage Loan Trust 1.914% due 10/25/2036 •	924	812
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	189	8
Thornburg Mortgage Securities Trust
4.783% (US0012M + 1.250%) due 06/25/2047 ^~	225	216
4.783% due 06/25/2047 ^•	523	431
UBS-Barclays Commercial Mortgage Trust 1.687% due 12/10/2045 ~(a)	23,132	40
UWM Mortgage Trust
2.500% due 12/25/2051 ~	668	575
3.000% due 01/25/2052 ~	675	602
WaMu Mortgage Pass-Through Certificates Trust
1.134% due 12/25/2046 •	155	140
1.264% (12MTA + 0.940%) due 05/25/2046 ~	430	393
1.723% due 11/25/2046 •	84	78
1.824% (COF 11 + 1.500%) due 12/25/2046 ~	296	287
1.876% (12MTA + 1.400%) due 06/25/2042 ~	17	16
1.876% (12MTA + 1.400%) due 08/25/2042 ~	22	21
2.184% due 11/25/2045 •	132	120
2.204% due 07/25/2045 •	237	222
2.204% due 10/25/2045 •	45	43
2.244% (US0001M + 0.620%) due 01/25/2045 ~	38	37
2.264% (US0001M + 0.640%) due 01/25/2045 ~	35	33
2.364% due 11/25/2034 •	317	295
2.462% due 03/25/2034 ~	113	113
2.604% due 11/25/2034 •	215	199
2.713% due 12/25/2036 ^~	18	16
2.742% due 04/25/2037 ^~	511	474
2.784% due 02/25/2037 ^~	214	193
2.798% due 03/25/2035 ~	123	123
2.867% due 12/25/2035 ~	283	271
2.874% due 08/25/2034 ~	122	119
3.125% due 02/25/2037 ^~	148	140
3.198% due 03/25/2036 ^~	572	528
3.220% due 06/25/2033 ~	17	16

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust
1.416% (12MTA + 0.940%) due 07/25/2046 ^~	294	191
1.446% (12MTA + 0.970%) due 05/25/2046 ^~	807	663
6.000% due 10/25/2035 ^	308	227
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	57	53
Wells Fargo-RBS Commercial Mortgage Trust
0.429% due 03/15/2048 ~(a)	26,228	50
1.250% due 03/15/2045 ~(a)	34,183	87

		114,148

	SHARES
PREFERRED SECURITIES 0.5%
AT&T, Inc. 2.875% due 03/02/2025 •(g)	800,000	734
Bank of America Corp. 5.875% due 03/15/2028 •(g)	1,900,000	1,671
Wells Fargo & Co. 3.900% due 03/15/2026 •(g)	3,600,000	3,103

		5,508

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 15.0%
Fannie Mae
1.001% due 07/25/2037 •	$103	100
1.490% due 03/01/2033 •	19	19
1.523% due 06/01/2043 •	25	26
1.524% due 10/01/2044 •	26	27
1.628% due 12/01/2034 •	8	8
1.744% due 03/25/2034 •	1	1
1.774% due 08/25/2034 •	2	2
1.957% due 09/01/2035 •	9	9
2.024% (US0001M + 0.400%) due 06/25/2029 ~	1	1
2.024% due 06/25/2036 •	36	36
2.350% due 05/01/2026 •	1	1
2.430% due 11/01/2034 •	184	191
3.000% due 03/01/2060	1,367	1,283
3.248% due 06/01/2035 •	2	2
3.500% due 01/01/2059	2,777	2,698
3.965% due 12/01/2036 •	9	9
6.000% due 04/25/2043 - 07/25/2044	288	303
6.500% due 06/25/2044	4	4
Freddie Mac
0.878% due 09/25/2022 ~(a)	15,815	9
1.039% due 11/25/2022 ~(a)	22,797	41
1.150% due 01/15/2038 •	560	557
1.295% due 01/15/2038 ~(a)	560	31
1.676% due 10/25/2044 •	235	241
1.774% (US0001M + 0.450%) due 12/15/2031 ~	10	10
1.884% (US0001M + 0.260%) due 08/25/2031 ~	9	9
1.924% (US0001M + 0.600%) due 12/15/2037 ~	107	108
2.021% due 09/01/2035 •	6	6
2.051% due 11/01/2035 •	27	26
2.285% due 08/01/2035 •	5	5
Ginnie Mae
1.750% due 10/20/2029 •	4	4
3.000% due 07/20/2046 - 05/20/2047	35	35
6.000% due 08/20/2034	1,460	1,551
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	7,924	6,911
2.500% due 02/01/2051 - 01/01/2052	5,203	4,692
3.000% due 10/01/2049 - 06/01/2051	4,398	4,109
3.500% due 10/01/2034 - 07/01/2050	2,255	2,206
4.000% due 01/01/2048 - 06/01/2050	1,044	1,037
Uniform Mortgage-Backed Security, TBA
3.500% due 07/01/2052 - 08/01/2052	93,100	89,516
4.000% due 04/01/2052 - 07/01/2052	53,780	53,038

		168,862

U.S. TREASURY OBLIGATIONS 3.4%
U.S. Treasury Bonds
1.625% due 11/15/2050 (o)	700	493
1.875% due 02/15/2041 (o)	1,900	1,491
2.875% due 05/15/2052	4,200	3,968
U.S. Treasury Inflation Protected Securities (f)
0.500% due 01/15/2028 (m)(o)	12,890	12,809

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

2.500% due 01/15/2029 (m)(o)		6,193	6,889
3.875% due 04/15/2029 (m)(o)		2,110	2,549
U.S. Treasury Notes
0.125% due 12/15/2023 (m)(o)		7,100	6,814
2.875% due 04/30/2025 (m)(o)		3,100	3,087

			38,100

Total United States (Cost $467,109)			442,037

SHORT-TERM INSTRUMENTS 6.0%
REPURCHASE AGREEMENTS (j) 0.5%			5,092

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (d)(e)	ARS	116,700	391

ISRAEL TREASURY BILLS 1.8%
0.214% due 08/03/2022 - 04/05/2023 (c)(d)	ILS	72,100	20,558

JAPAN TREASURY BILLS 3.4%
(0.141)% due 09/12/2022 - 09/26/2022 (c)(d)	JPY	5,164,000	38,073

U.S. TREASURY BILLS 0.3%
1.173% due 07/26/2022 - 09/15/2022 (c)(d)(o)		$3,060	3,055

			3,055

Total Short-Term Instruments (Cost $69,914)			67,169

Total Investments in Securities (Cost $1,384,036)			1,251,077

		SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short Asset Portfolio		61,860	605
PIMCO Short-Term Floating NAV Portfolio III		4,003,673	38,852

Total Short-Term Instruments (Cost $39,475)			39,457

Total Investments in Affiliates (Cost $39,475)			39,457

Total Investments 114.9% (Cost $1,423,511)			$1,290,534
Financial Derivative Instruments (l)(n) (0.8)%(Cost or Premiums, net $(31,638))			(8,674)
Other Assets and Liabilities, net (14.1)%			(158,415)

Net Assets 100.0%			$1,123,445

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Payment in-kind security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Coupon represents a yield to maturity.
(f)								Principal amount of security is adjusted for inflation.
(g)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)								Contingent convertible security.
(i)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				3.785%	03/17/2033	03/10/2022		$1,800	$1,623	0.15%
Deutsche Bank AG				2.129	11/24/2026	11/17/2020		1,900	1,690	0.15
Deutsche Bank AG				3.035	05/28/2032	05/25/2021 - 05/27/2021		1,999	1,585	0.14
Deutsche Bank AG				3.729	01/14/2032	01/11/2021		2,400	1,806	0.16
Oracle Corp.				2.300	03/25/2028	03/22/2021		3,492	3,015	0.27
Oracle Corp.				2.875	03/25/2031	03/22/2021		599	495	0.04
Oracle Corp.				3.950	03/25/2051	03/22/2021		1,597	1,178	0.10

								$13,787	$11,392	1.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$5,092	U.S. Treasury Notes 3.000% due 06/30/2024			$(5,194)	$5,092	$5,092

Total Repurchase Agreements								$(5,194)	$5,092	$5,092

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date		Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BPS				(0.570)%	02/14/2022		08/15/2022	EUR	(20,126)	$(21,044)
				(0.540)	02/14/2022		08/15/2022	(7,879)		(8,240)
BRC				(0.570)	02/14/2022		08/15/2022	(10,831)		(11,324)

Total Reverse Repurchase Agreements										$(40,608)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (26.9)%
U.S. Government Agencies (26.9)%
Uniform Mortgage-Backed Security, TBA						2.500%	08/01/2052	$102,700	$(92,410)	$(92,283)
Uniform Mortgage-Backed Security, TBA						2.000	07/01/2037	21,000	(19,667)	(19,607)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2052	97,550	(83,367)	(84,594)
Uniform Mortgage-Backed Security, TBA						3.000	07/01/2052	15,200	(14,322)	(14,161)

Total Short Sales (26.9)%									$(209,766)	$(210,645)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

(k)	Securities with an aggregate market value of $33,497 and cash of $7,450 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(60,906) at a weighted average interest rate of (0.450)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	22	$55	$(21)	$(27)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	22	55	(18)	(18)

Total Written Options	$(39)	$(45)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	112	$27,111	$(154)	$60	$0
Australia Government 10-Year Bond September Futures	09/2022	254	20,845	(78)	137	0
Call Options Strike @ EUR 150.000 on Euro-Bobl Bond September 2022 Futures	08/2022	918	5	(1)	0	0
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond September 2022 Futures	08/2022	265	3	0	0	0
Call Options Strike @ EUR 190.000 on Euro-Bund 10-Year Bond September 2022 Futures	08/2022	220	2	0	0	0
Euro-BTP Italy Government Bond September Futures	09/2022	118	15,225	(396)	362	0
Euro-Buxl 30-Year Bond September Futures	09/2022	17	2,914	(242)	125	0
Euro-Schatz September Futures	09/2022	1,195	136,682	(452)	801	0
Japan Government 10-Year Bond September Futures	09/2022	35	38,335	256	34	(5)
Put Options Strike @ EUR 102.000 on Euro-Schatz Bond September 2022 Futures	08/2022	1,183	6	(1)	0	0
U.S. Treasury 5-Year Note September Futures	09/2022	694	77,902	475	488	0
U.S. Treasury 10-Year Note September Futures	09/2022	241	28,566	(183)	245	0

$(776)	$2,252	$(5)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2022	74	$(5,489)	$(3)	$0	$(25)
Canada Government 10-Year Bond September Futures	09/2022	52	(5,009)	172	0	(26)
Euro-Bobl September Futures	09/2022	936	(121,816)	1,155	0	(1,952)
Euro-Bund 10-Year Bond September Futures	09/2022	111	(17,306)	377	0	(612)
Euro-OAT France Government 10-Year Bond September Futures	09/2022	265	(38,471)	1,167	0	(731)
U.S. Treasury 2-Year Note September Futures	09/2022	722	(151,631)	117	0	(406)
U.S. Treasury 10-Year Ultra September Futures	09/2022	539	(68,655)	(485)	0	(716)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	6	(926)	20	0	(14)
United Kingdom Long Gilt September Futures	09/2022	54	(7,492)	269	0	(120)

$2,789	$0	$(4,602)

Total Futures Contracts	$2,013	$2,252	$(4,607)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.622%	EUR	2,400	$16	$(11)	$5	$0	$(1)
General Motors Co.	5.000	Quarterly	12/20/2026	2.634	$800	148	(72)	76	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	3.087	EUR	400	(2)	(19)	(21)	0	(3)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Shell International Finance BV	1.000	Quarterly	12/20/2026	0.657	2,000	(36)	68	32	0	(4)
Tesco PLC	1.000	Quarterly	06/20/2025	1.026	2,500	(82)	81	(1)	0	(5)

$44	$47	$91	$0	$(14)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$990	$(81)	$84	$3	$2	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	2,079	(198)	214	16	3	0
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	14,500	(90)	324	234	7	0
CDX.IG-37 10-Year Index	(1.000)	Quarterly	12/20/2031	16,500	(75)	442	367	3	0
CDX.IG-38 10-Year Index	(1.000)	Quarterly	06/20/2032	35,300	480	437	917	8	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	44,700	(336)	1,306	970	173	0

$(300)	$2,807	$2,507	$196	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$9,700	$50	$(50)	$0	$0	$(2)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	EUR	4,700	170	(316)	(146)	0	(45)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	7,100	33	(96)	(63)	0	(19)

$253	$(462)	$(209)	$0	$(66)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	$35,300	$0	$14	$14	$0	$(6)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	10,400	0	(4)	(4)	0	(10)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	28,300	3	10	13	0	(14)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	32,600	0	11	11	0	(6)
3-Month USD-LIBOR(6)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	21,900	0	11	11	0	(2)

$3	$42	$45	$0	$(38)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	53,050	$(68)	$(950)	$(1,018)	$19	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2024	3,100	(128)	(40)	(168)	17	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2027	14,100	(1,152)	(487)	(1,639)	163	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	16,300	(2,551)	(318)	(2,869)	297	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	7,900	(2,712)	(328)	(3,040)	235	0
Pay(7)	1-Day INR-MIBOR Compounded-OIS	5.750	Annual	03/15/2024	INR	9,303,300	(1,100)	(477)	(1,577)	133	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027	1,983,860	881	143	1,024	0	(99)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032	192,400	121	8	129	0	(21)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	4,030,000	50	(69)	(19)	3	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		320,000	4	(25)	(21)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,260,000	(126)	(271)	(397)	16	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		1,240,000	(289)	(69)	(358)	16	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,050,000	19	540	559	0	(21)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		430,000	(39)	(166)	(205)	13	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/16/2024	SGD	69,940	688	343	1,031	0	(34)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027		18,000	(7)	33	26	31	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	06/15/2027		10,400	6	97	103	19	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		1,500	(41)	(91)	(132)	4	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031		2,430	161	53	214	0	(7)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.250	Semi-Annual	06/15/2032		900	(7)	(23)	(30)	3	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	06/15/2032		700	(1)	(11)	(12)	2	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		$347,300	1,348	5,334	6,682	0	(450)
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.430	Annual	03/31/2024		200	2	3	5	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		27,700	0	428	428	0	(56)
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		29,700	0	413	413	0	(60)
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.850	Annual	04/21/2024		97,400	1,080	113	1,193	0	(139)
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		52,900	512	2,029	2,541	0	(109)
Pay	1-Day USD-SOFR Compounded-OIS	2.400	Annual	06/21/2024		26,300	(45)	(249)	(294)	64	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		39,300	0	(107)	(107)	88	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		38,300	0	(102)	(102)	86	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.004	Annual	06/30/2024		16,700	0	(35)	(35)	37	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.026	Annual	06/30/2024		25,000	0	(42)	(42)	56	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.486	Annual	06/30/2024		13,400	0	80	80	30	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.527	Annual	06/30/2024		11,300	0	76	76	26	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.531	Annual	06/30/2024		9,500	0	64	64	22	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		77,000	61	(440)	(379)	0	(400)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.059	Annual	11/30/2026		12,600	0	(108)	(108)	0	(66)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		17,100	653	761	1,414	0	(93)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		107,300	5,179	(60)	5,119	0	(602)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027		8,900	(36)	(133)	(169)	51	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		10,000	35	(886)	(851)	63	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		4,200	(10)	(264)	(274)	27	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029		7,300	(19)	(351)	(370)	48	0
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		8,700	(25)	(391)	(416)	58	0
Pay	1-Day USD-SOFR Compounded-OIS	2.175	Annual	04/21/2029		6,600	(17)	(208)	(225)	45	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		43,900	(2,806)	(2,111)	(4,917)	282	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		800	53	14	67	0	(6)
Pay(7)	1-Day USD-SOFR Compounded-OIS	2.886	Annual	05/15/2032		62,200	(284)	676	392	525	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.005	Annual	05/15/2032		5,900	0	96	96	50	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		41,300	4,248	(512)	3,736	0	(384)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		300	(26)	79	53	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		1,600	(40)	(333)	(373)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		9,300	(1,641)	(51)	(1,692)	83	0
Receive	1-Day USD-SOFR Compounded-OIS	2.675	Annual	06/22/2052		3,300	0	(21)	(21)	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	2.704	Annual	06/22/2052		300	0	(4)	(4)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.792	Annual	06/23/2052		200	0	(6)	(6)	0	(2)
Pay(7)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	37,500	1	(464)	(463)	25	0
Pay(7)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		16,400	0	(209)	(209)	11	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		18,400	0	(811)	(811)	19	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		7,700	(62)	(278)	(340)	10	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		19,300	181	(1,832)	(1,651)	69	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		21,400	(414)	(2,016)	(2,430)	77	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		14,600	(1,009)	(1,081)	(2,090)	56	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/15/2032		2,000	(114)	(38)	(152)	8	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		4,100	118	(608)	(490)	25	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		2,600	0	(367)	(367)	16	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	38,800	(96)	(2,468)	(2,564)	562	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		11,100	(22)	(363)	(385)	177	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		5,100	0	(181)	(181)	82	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		5,100	0	(177)	(177)	82	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.295	Annual	02/17/2027		2,800	0	(98)	(98)	45	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		3,400	0	(133)	(133)	57	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.368	Annual	06/15/2027		18,300	(43)	(681)	(724)	310	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	133,900	53	(121)	(68)	20	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	06/15/2032	KRW	8,794,100	32	(210)	(178)	42	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032		1,521,200	4	(8)	(4)	7	0
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	34,500	12	(273)	(261)	19	0
Pay(7)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		31,700	(8)	(243)	(251)	12	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024		950	0	(34)	(34)	1	0
Pay(7)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		73,000	(185)	63	(122)	52	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		13,400	(60)	(46)	(106)	46	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	22,300	52	(136)	(84)	9	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		$19,600	17	548	565	0	(12)
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		18,500	0	343	343	0	(17)
Receive(7)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		134,200	1,458	1,604	3,062	0	(176)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		3,300	(6)	138	132	0	(4)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		13,600	(735)	801	66	0	(31)
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		15,500	0	567	567	0	(40)
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		17,950	0	677	677	0	(46)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		94,400	(1,052)	8,180	7,128	0	(504)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		6,000	127	496	623	0	(40)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		5,960	96	954	1,050	0	(41)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	21,800	8	3	11	0	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		17,900	(11)	30	19	0	(1)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	8,900	(26)	(518)	(544)	16	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	5,900	(129)	942	813	0	(15)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	0	(268)	(268)	23	0
Pay(7)	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	67,947	(251)	(341)	(592)	173	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2024	17,800	(998)	214	(784)	81	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	2,100	(10)	(93)	(103)	27	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	2,100	(8)	(68)	(76)	28	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027	178,600	(11,062)	(8,412)	(19,474)	2,350	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	151,410	(18,227)	(10,938)	(29,165)	2,621	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036	700	33	174	207	0	(12)
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050	650	0	260	260	0	(10)
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	6,900	1,109	1,346	2,455	0	(179)
Receive(7)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052	900	0	412	412	0	(22)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	464,500	(18)	(157)	(175)	0	(1)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	81,600	3	(480)	(477)	10	0
Pay	UKRPI	3.740	Maturity	03/15/2031	GBP	2,800	2	(431)	(429)	8	0
Pay	UKRPI	3.700	Maturity	04/15/2031	5,000	56	(869)	(813)	15	0

$(29,253)	$(16,055)	$(45,308)	$9,819	$(3,741)

Total Swap Agreements	$(29,253)	$(13,621)	$(42,874)	$10,015	$(3,859)

(m)	Securities with an aggregate market value of $8,305 and cash of $25,170 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	Unsettled variation margin liability of $(115) for closed future is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	EUR	4,671	$4,889	$0	$(6)
07/2022	GBP	755	937	18	0
07/2022	JPY	51,900	389	6	0
07/2022	$14,686	CHF	14,059	40	0
07/2022	35,164	DKK	247,203	0	(334)
07/2022	2,121	EUR	2,005	0	(20)
07/2022	16,513	GBP	13,059	0	(616)
07/2022	6,174	JPY	842,000	32	0
07/2022	1,750	PEN	7,072	93	0
07/2022	880	ZAR	13,508	0	(51)
08/2022	DKK	236,966	$33,774	326	0
08/2022	KRW	1,247,308	971	3	0
08/2022	MXN	1,037	48	0	(4)
08/2022	PEN	1,407	381	15	0
08/2022	$17	IDR	249,623	0	0
08/2022	14,504	MXN	294,436	45	0
08/2022	666	PEN	2,569	3	0
05/2023	CNH	23,165	$3,581	114	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

	05/2023	PEN	2,569		649	0	(5)
BPS	07/2022	AUD	827		572	2	0
	07/2022	CAD	2,290		1,797	19	(2)
	07/2022	CHF	2,417		2,498	0	(34)
	07/2022	DKK	9,150		1,301	12	0
	07/2022	EUR	374,564		393,985	1,471	(10)
	07/2022	GBP	1,742		2,127	9	(2)
	07/2022	MXN	8,245		410	0	0
	07/2022	NOK	5,075		519	4	0
	07/2022	NZD	443		277	0	0
	07/2022	PLN	1,599		357	1	0
	07/2022		$983	CHF	941	2	0
	07/2022		4,552	DKK	31,865	6	(69)
	07/2022		2,814	GBP	2,325	16	0
	07/2022		57,738	JPY	7,795,700	18	(299)
	07/2022		430	MXN	8,990	17	0
	08/2022		378,363	EUR	359,075	0	(1,379)
	08/2022		1,801	IDR	26,554,875	0	(27)
	08/2022		78,737	JPY	10,678,862	101	0
	08/2022		384	PEN	1,467	0	(2)
	08/2022		105	THB	3,668	0	(1)
	09/2022	MXN	8,225		$402	0	(2)
	09/2022		$404	MXN	8,245	0	0
	10/2022	EUR	13,609		$14,442	61	0
	03/2023	CNH	19,897		3,082	106	0
BRC	07/2022	GBP	1,706		2,092	15	0
	07/2022	NOK	131,626		13,427	63	0
	07/2022	SEK	87,198		8,581	57	0
	08/2022	CNH	4,672		698	0	0
	08/2022	KRW	868,730		671	0	(3)
	08/2022	SGD	4,063		2,942	17	0
	08/2022		$1,974	IDR	29,216,358	0	(22)
	08/2022		13,427	NOK	131,569	0	(62)
	08/2022		8,581	SEK	87,125	0	(56)
	09/2022	JPY	835,000		$6,220	36	0
	09/2022	MYR	1,548		351	0	0
	09/2022		$5,245	MYR	23,047	0	(21)
CBK	07/2022	AUD	419		$289	0	(1)
	07/2022	BRL	11,963		2,284	0	(2)
	07/2022	EUR	6,069		6,493	133	0
	07/2022	GBP	410		515	16	0
	07/2022	HUF	135,060		389	33	0
	07/2022	NZD	459		286	0	(1)
	07/2022	PEN	766		199	0	(1)
	07/2022		$2,404	BRL	11,963	0	(119)
	07/2022		741	DKK	5,205	0	(7)
	08/2022	ILS	12,756		$3,967	309	0
	08/2022	PEN	2,569		635	0	(34)
	08/2022	THB	12,391		349	0	(2)
	08/2022		$426	PEN	1,617	0	(5)
	09/2022	PEN	7,519		$1,950	0	(1)
	11/2022	ILS	3,138		995	87	0
	11/2022	PEN	10,703		2,696	0	(65)
	12/2022	ILS	24,794		7,852	673	0
	12/2022	PEN	28,356		7,093	28	(230)
	01/2023	ILS	12,898		4,084	342	0
	02/2023		12,527		3,814	171	0
	04/2023		6,054		1,855	88	0
	04/2023		$194	PEN	766	1	0
	05/2023	CNH	2,542		$393	13	0
DUB	07/2022	CHF	11,186		11,777	59	0
	07/2022	DKK	75,501		11,180	543	0
	07/2022		$689	DKK	4,865	0	(4)
	07/2022		3,610	PLN	15,748	0	(100)
	07/2022		1,295	RON	6,065	0	(11)
	08/2022	THB	36,305		$1,045	17	0
	08/2022		$11,776	CHF	11,168	0	(58)
	10/2022	EUR	7,163		$7,655	85	0
	12/2022	ILS	5,000		1,579	131	0
	12/2022		$1,187	ZAR	18,651	0	(59)
GLM	07/2022	CAD	2,998		$2,336	7	0
	07/2022		$1,399	MXN	28,580	19	0
	08/2022		396	PEN	1,491	0	(8)
	08/2022		2	THB	76	0	0
	09/2022	HKD	654		$83	0	0
	09/2022		$2,257	MYR	9,875	0	(18)
	03/2023	CNH	10,293		$1,594	54	0
HUS	07/2022	AUD	35,397		24,404	19	(48)
	07/2022	DKK	10,395		1,557	92	0
	07/2022	EUR	16,255		17,216	182	0
	07/2022	MXN	745		36	0	(1)
	07/2022		$4,524	CAD	5,712	0	(87)
	07/2022		960	DKK	6,435	0	(54)
	07/2022		5,725	EUR	5,464	19	(18)
	07/2022		1,038	GBP	844	0	(10)
	07/2022		29,109	JPY	3,908,100	0	(305)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

	07/2022		2,380	NZD	3,648	0	(101)
	08/2022	CNH	6,370		$952	0	0
	08/2022	IDR	6,923,120		465	2	0
	08/2022		$21,166	AUD	30,730	49	0
	08/2022		1,410	CLP	1,181,364	0	(132)
	08/2022		11,478	CNH	77,066	32	0
	08/2022		1,023	EUR	980	6	0
	08/2022		3,162	IDR	46,362,710	0	(64)
	09/2022	JPY	350,000		$2,615	21	0
	10/2022	EUR	5,014		5,358	59	0
	05/2023		$11,307	CNH	75,878	49	0
IND	07/2022	CLP	1,915,531		$2,295	209	0
	08/2022		$3,027	CLP	2,568,449	0	(249)
	08/2022		5,459	CNH	36,611	9	0
	05/2023	CNH	36,841		$5,696	182	0
JPM	07/2022	CAD	1,121		892	21	0
	07/2022	CZK	1,129		47	0	0
	07/2022	MXN	64,779		3,185	0	(30)
	07/2022		$233	AUD	339	1	0
	07/2022		2,504	CZK	58,697	0	(21)
	07/2022		602	DKK	4,275	0	0
	08/2022	AUD	339		$233	0	(1)
	08/2022	IDR	38,868,472		2,621	24	0
	08/2022	ILS	15,217		4,704	341	0
	08/2022	SGD	32,614		23,726	250	0
	08/2022		$9,019	CNH	60,597	31	0
	08/2022		3,091	IDR	45,040,112	0	(81)
	08/2022		1,312	KRW	1,669,976	0	(16)
	08/2022		9,862	SGD	13,668	0	(23)
	04/2023	ILS	1,786		$547	25	0
MBC	07/2022		$196	PEN	766	4	0
MYI	07/2022	BRL	11,963		$2,320	34	0
	07/2022	CAD	1,154		895	0	(2)
	07/2022	CHF	646		661	0	(15)
	07/2022	DKK	265,558		39,308	1,895	(3)
	07/2022	GBP	685		828	0	(6)
	07/2022	JPY	1,266,800		9,321	0	(15)
	07/2022	NOK	1,970		206	6	0
	07/2022		$2,284	BRL	11,963	2	0
	07/2022		6,810	DKK	47,914	0	(59)
	08/2022	AUD	265		$182	0	0
	08/2022	DKK	47,817		6,810	61	0
	08/2022	THB	88,566		2,571	62	0
	08/2022		$2,302	BRL	11,963	0	(36)
	08/2022		17,141	CNY	115,074	44	0
	08/2022		2,228	IDR	32,867,198	0	(33)
	08/2022		1,697	KRW	2,161,454	0	(19)
	09/2022		1,811	MYR	7,963	0	(5)
RBC	08/2022		38,890	JPY	5,274,496	50	0
	09/2022		606	MXN	12,464	7	0
SCX	07/2022	CAD	882		$679	0	(6)
	07/2022	CHF	683		716	0	0
	07/2022	SEK	5,195		518	10	0
	07/2022		$1,766	AUD	2,569	7	0
	07/2022		2,310	CLP	1,915,531	0	(223)
	07/2022		307	ILS	1,035	0	(11)
	07/2022		79,959	JPY	10,273,064	0	(4,244)
	07/2022		9,467	SEK	92,512	0	(423)
	08/2022	AUD	2,569		$1,767	0	(7)
	08/2022		$50,877	CAD	65,631	109	0
	08/2022		23,267	CNH	155,871	15	(2)
	08/2022		27,522	CNY	184,197	0	(14)
	08/2022		40,219	JPY	5,454,835	51	0
	09/2022	JPY	209,000		$1,560	12	0
	09/2022	MYR	100,620		23,853	1,047	0
	09/2022		$9,191	MYR	40,628	17	0
	09/2022		1,100	ZAR	17,008	0	(62)
	11/2022		2,221	COP	9,439,945	0	0
	12/2022	PEN	8,150		$1,946	0	(152)
SOG	07/2022	GBP	10,930		13,302	0	(3)
	07/2022		$1,806	DKK	12,810	0	(1)
	07/2022		423,571	EUR	394,090	0	(10,585)
	08/2022		13,309	GBP	10,930	4	0
SSB	08/2022	KRW	604,637		$468	0	(1)
	09/2022		$3,084	MYR	13,512	0	(21)
TOR	07/2022	AUD	442		$321	16	0
	07/2022		$451	AUD	656	1	0
	07/2022		52,644	CAD	67,241	0	(405)
	08/2022	AUD	656		$451	0	(1)
	09/2022	JPY	3,770,000		28,230	295	0
UAG	07/2022		$23,755	AUD	33,257	0	(799)
	07/2022		1,891	HUF	663,046	0	(143)
	07/2022		14,711	NOK	138,714	0	(628)
	08/2022	CNH	38,567		$5,767	6	0
	08/2022	KRW	645,575		506	5	0
	08/2022		$709	KRW	900,268	0	(10)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

	09/2022	MXN	162,010		$8,131		169	0

Total Forward Foreign Currency Contracts							$11,089	$(22,928)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

MBC	Put - OTC EUR versus USD			$0.840	07/18/2022	100,000	$11	$0
	Put - OTC EUR versus USD			0.800	08/12/2022	60,000	6	0

							$17	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	5,500	$157	$397

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052		EUR	97.000	05/23/2025	2,400	$182	$835

Total Purchased Options							$356	$1,232

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200%	07/20/2022	3,400	$(16)	$(7)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.400	08/17/2022	6,600	(19)	(22)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index		Sell	7.000	08/17/2022	400	(4)	(5)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	2,800	(13)	(6)
CBK	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200	07/20/2022	2,800	(4)	(2)
DUB	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	08/17/2022	6,200	(12)	(7)
GST	Put - OTC CDX.IG-38 5-Year Index		Sell	1.300	08/17/2022	700	(1)	(1)
JPM	Put - OTC CDX.HY-38 5-Year Index		Sell	95.000	08/17/2022	600	(7)	(9)
	Put - OTC iTraxx Crossover 37 5-Year Index		Sell	7.000	08/17/2022	800	(7)	(9)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.100	07/20/2022	1,500	(6)	(6)
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	08/17/2022	2,300	(5)	(3)

							$(94)	$(77)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	3,100	$(10)	$(12)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	3,100	(10)	(10)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	49,000	(158)	(410)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.310	08/19/2022	7,200	(62)	(19)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	08/19/2022	7,200	(62)	(68)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	5,500	(6)	(3)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	5,500	(17)	(21)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	3,100	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	3,100	(5)	(11)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	2,400	(182)	(831)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/01/2022	7,300	(61)	(43)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/01/2022	7,300	(61)	(73)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,900	(11)	(13)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,900	(11)	(11)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	1,400	(5)	0
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	1,400	(5)	(28)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/02/2022	6,800	(35)	(30)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/02/2022	6,800	(35)	(48)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	1,400	(11)	(10)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	1,400	(11)	(9)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	134,200	(267)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	134,200	(267)	(3,076)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,400	(9)	(10)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,400	(9)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	1,200	(8)	(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	1,200	(8)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	1,500	(11)	(12)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	1,500	(11)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	1,400	(10)	(12)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	1,400	(10)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	1,500	(10)	(13)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	1,500	(10)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	1,800	(12)	(13)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	1,800	(12)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	1,300	(9)	(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	1,300	(9)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	2,400	(9)	(10)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	2,400	(9)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	3,700	(13)	(14)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	3,700	(13)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	2,000	(6)	(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	2,000	(6)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	4,200	(33)	(30)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	4,200	(33)	(27)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	1,500	(11)	(11)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	1,500	(11)	(10)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	11,500	(23)	(7)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	11,500	(23)	(43)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	2,900	(3)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	2,900	(8)	(10)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	3,300	(6)	(3)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	3,300	(6)	(11)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	1,400	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	1,400	(2)	(6)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.370	08/18/2022	3,400	(23)	(11)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.070	08/18/2022	3,400	(23)	(22)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/06/2022	900	(6)	(5)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/06/2022	900	(6)	(7)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	09/07/2022	3,300	(21)	(22)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	09/07/2022	3,300	(21)	(25)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	12,500	(88)	(36)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	1,100	(7)	(8)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	1,100	(7)	(6)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	07/12/2022	6,400	(50)	0
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	3,000	(20)	(23)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	3,000	(20)	(16)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	2,200	(14)	(15)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	2,200	(14)	(13)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	2,300	(18)	(18)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	2,300	(18)	(14)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	2,200	(17)	(18)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	2,200	(17)	(13)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	11,800	(23)	(7)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	11,800	(23)	(43)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	5,900	(11)	(3)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	5,900	(11)	(22)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	4,500	(6)	(3)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	4,500	(10)	(18)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	09/09/2022	4,000	(33)	(35)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150	09/09/2022	4,000	(33)	(33)

$(2,192)	$(5,514)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	23,250	$(24)	$0
Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	12,500	(12)	0

$(36)	$0

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MSC	Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052	$91.359	09/07/2022	800	$(5)	$(4)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	98.234	09/07/2022	3,700	(21)	(16)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	100.234	09/07/2022	3,700	(17)	(30)

$(43)	$(50)

Total Written Options	$(2,365)	$(5,641)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.319%	$3,900	$(96)	$69	$0	$(27)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.285	2,200	(42)	26	0	(16)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	5,800	(146)	106	0	(40)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.285	3,700	(71)	44	0	(27)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	2,200	(55)	40	0	(15)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.319	2,700	(65)	47	0	(18)

$(475)	$332	$0	$(143)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.894%	$1,900	$(46)	$52	$6	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.894	1,300	(32)	36	4	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.656	900	27	(14)	13	0

$(51)	$74	$23	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	14,200	$10,698	$68	$(47)	$21	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	10,400	7,176	2	4	6	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	10,600	7,314	(40)	6	0	(34)

$30	$(37)	$27	$(34)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	4.000%	Quarterly	06/15/2027	MYR	3,200	$(9)	$15	$6	$0
Pay	3-Month MYR-KLIBOR	4.250	Quarterly	06/15/2027	29,800	77	59	136	0
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	500	0	5	5	0
Receive	3-Month MYR-KLIBOR	3.250	Quarterly	03/16/2032	38,400	123	476	599	0
Pay	6-Month THB-THBFIX	2.000	Semi-Annual	03/16/2032	THB	54,200	8	(125)	0	(117)
Pay	6-Month THB-THBFIX	2.750	Semi-Annual	06/15/2032	68,700	(24)	(1)	0	(25)
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	63,800	10	49	59	0
BPS	Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	5,600	1	4	5	0
CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	7,700	8	74	82	0
GLM	Pay	3-Month MYR-KLIBOR	4.000	Quarterly	06/15/2027	16,700	(36)	67	31	0
Pay	6-Month THB-THBFIX	3.250	Semi-Annual	06/15/2032	THB	37,900	7	28	35	0
GST	Pay	6-Month THB-THBFIX	3.000	Semi-Annual	06/15/2032	46,100	(2)	15	13	0
NGF	Pay	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	06/15/2027	INR	238,360	(7)	(10)	0	(17)
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	5,100	(9)	63	54	0
SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	3,200	(10)	44	34	0

$137	$763	$1,059	$(159)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	2.063% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2022	$17,300	$5	$2,884	$2,889	$0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	12/20/2022	15,600	17	41	58	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	09/20/2022	2,900	0	213	213	0

								$22	$3,138	$3,160	$0

Total Swap Agreements								$(337)	$4,270	$4,269	$(336)

(o)

Securities with an aggregate market value of $23,112 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$160	$0	$160
Australia
Non-Agency Mortgage-Backed Securities	0	1,095	0	1,095
Sovereign Issues	0	18,172	0	18,172
Brazil
Corporate Bonds & Notes	0	1,991	0	1,991
Canada
Corporate Bonds & Notes	0	6,353	0	6,353
Non-Agency Mortgage-Backed Securities	0	3,021	0	3,021
Sovereign Issues	0	3,788	0	3,788
Cayman Islands
Asset-Backed Securities	0	96,988	0	96,988
Corporate Bonds & Notes	0	3,763	0	3,763
Non-Agency Mortgage-Backed Securities	0	4,507	0	4,507
China
Sovereign Issues	0	69,871	0	69,871
Denmark
Corporate Bonds & Notes	0	44,653	0	44,653
France
Corporate Bonds & Notes	0	17,297	0	17,297
Sovereign Issues	0	50,891	0	50,891
Germany
Corporate Bonds & Notes	0	21,543	0	21,543
Hong Kong
Corporate Bonds & Notes	0	699	0	699
India
Corporate Bonds & Notes	0	1,385	0	1,385
Ireland
Asset-Backed Securities	0	14,049	0	14,049
Corporate Bonds & Notes	0	3,573	0	3,573
Non-Agency Mortgage-Backed Securities	0	3,091	0	3,091
Israel
Sovereign Issues	0	11,905	0	11,905
Italy
Corporate Bonds & Notes	0	6,592	0	6,592
Japan
Corporate Bonds & Notes	0	12,287	0	12,287
Sovereign Issues	0	97,495	0	97,495
Malaysia
Corporate Bonds & Notes	0	1,378	0	1,378
Sovereign Issues	0	7,626	0	7,626
Mexico
Sovereign Issues	0	500	0	500
Netherlands
Corporate Bonds & Notes	0	6,968	0	6,968
Preferred Securities	0	536	0	536
New Zealand
Sovereign Issues	0	877	0	877
Norway
Corporate Bonds & Notes	0	1,099	0	1,099
Sovereign Issues	0	1,372	0	1,372
Peru
Sovereign Issues	0	13,034	0	13,034
Qatar
Corporate Bonds & Notes	0	2,075	0	2,075
Sovereign Issues	0	191	0	191
Romania
Sovereign Issues	0	5,902	0	5,902
Saudi Arabia
Corporate Bonds & Notes	0	656	0	656
Serbia
Sovereign Issues	0	1,400	0	1,400
Singapore
Corporate Bonds & Notes	0	300	0	300
Sovereign Issues	0	20,553	0	20,553
South Africa
Sovereign Issues	0	343	0	343
South Korea
Sovereign Issues	0	20,890	0	20,890
Spain
Corporate Bonds & Notes	0	3,289	0	3,289
Preferred Securities	0	1,599	0	1,599
Sovereign Issues	0	12,262	0	12,262
Supranational
Corporate Bonds & Notes	0	1,152	0	1,152
Switzerland
Corporate Bonds & Notes	0	15,819	0	15,819
Thailand
Sovereign Issues	0	9,720	0	9,720
United Arab Emirates
Sovereign Issues	0	624	0	624
United Kingdom
Corporate Bonds & Notes	0	55,274	0	55,274
Non-Agency Mortgage-Backed Securities	0	48,992	0	48,992

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Preferred Securities	0	424	0	424
Sovereign Issues	0	11,847	0	11,847
United States
Asset-Backed Securities	0	34,025	0	34,025
Corporate Bonds & Notes	0	77,643	0	77,643
Loan Participations and Assignments	0	2,541	0	2,541
Municipal Bonds & Notes	0	1,210	0	1,210
Non-Agency Mortgage-Backed Securities	0	114,148	0	114,148
Preferred Securities	0	5,508	0	5,508
U.S. Government Agencies	0	168,862	0	168,862
U.S. Treasury Obligations	0	38,100	0	38,100
Short-Term Instruments
Repurchase Agreements	0	5,092	0	5,092
Argentina Treasury Bills	0	391	0	391
Israel Treasury Bills	0	20,558	0	20,558
Japan Treasury Bills	0	38,073	0	38,073
U.S. Treasury Bills	0	3,055	0	3,055

	$0	$1,251,077	$0	$1,251,077
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$39,457	$0	$0	$39,457

Total Investments	$39,457	$1,251,077	$0	$1,290,534

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(210,645)	$0	$(210,645)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,459	10,808	0	12,267
Over the counter	0	16,590	0	16,590

	$1,459	$27,398	$0	$28,857
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,471)	(5,040)	0	(8,511)
Over the counter	0	(28,905)	0	(28,905)

	$(3,471)	$(33,945)	$0	$(37,416)

Total Financial Derivative Instruments	$(2,012)	$(6,547)	$0	$(8,559)

Totals	$37,445	$1,033,885	$0	$1,071,330

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.1%
AAdvantage Loyalty IP Ltd. 5.813% (LIBOR03M + 4.750%) due 04/20/2028 ~		$2,200	$2,108
Advantage Sales & Marketing, Inc. 6.166% (LIBOR03M + 4.500%) due 10/28/2027 ~		9,555	8,811
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 «~		1,700	1,568
Arches Buyer, Inc. 4.916% (LIBOR03M + 3.250%) due 12/06/2027 ~		9,089	8,317
Avolon TLB Borrower 1 (U.S.) LLC 3.845% (LIBOR03M + 2.250%) due 12/01/2027 ~		12,854	12,248
Cablevision Lightpath LLC 4.574% (LIBOR03M + 3.250%) due 11/30/2027 ~		1,728	1,636
Caesars Resort Collection LLC
4.416% (LIBOR03M + 2.750%) due 12/23/2024 ~		14,419	13,920
5.166% (LIBOR03M + 3.500%) due 07/21/2025 ~		4,236	4,094
Carnival Corp.
3.750% - 3.975% (EUR003M + 3.750%) due 06/30/2025 ~	EUR	7,085	6,886
6.127% (LIBOR03M + 3.250%) due 10/18/2028 «~		$3,682	3,313
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		28,385	25,830
Catalent Pharma Solutions, Inc. 3.625% (LIBOR03M + 2.000%) due 02/22/2028 ~		992	981
CenturyLink, Inc. 3.916% (LIBOR03M + 2.250%) due 03/15/2027 ~		290	267
Charter Communications Operating LLC 3.420% (LIBOR03M + 1.750%) due 02/01/2027 ~		7,859	7,518
Chobani LLC 5.166% (LIBOR03M + 3.500%) due 10/25/2027 ~		491	449
Citadel Securities LP 3.649% due 02/02/2028		10,445	10,059
CommScope, Inc. 4.916% (LIBOR03M + 3.250%) due 04/06/2026 ~		5,174	4,674
Cornerstone Building Brands, Inc. 4.574% - 4.971% (LIBOR03M + 3.250%) due 04/12/2028 ~		42,407	35,383
Coty, Inc. 3.410% (LIBOR03M + 2.250%) due 04/07/2025 ~		602	575
CSC Holdings LLC 3.824% (LIBOR03M + 2.500%) due 04/15/2027 ~		1,985	1,851
Delos Finance SARL 4.000% (LIBOR03M + 1.750%) due 10/06/2023 ~		30,450	30,146
Diamond Sports Group LLC
4.431% due 08/24/2026		17,021	4,069
9.181% due 05/26/2026		3,052	3,013
DT Midstream, Inc. 3.688% (LIBOR03M + 2.000%) due 06/26/2028 ~		599	598
Encina Private Credit LLC TBD% - 5.598% (LIBOR03M + 4.274%) due 11/30/2025 «~µ		30,617	29,860
Foundation Building Materials Holding Co. LLC 3.750% - 4.825% (LIBOR03M + 3.250%) due 01/31/2028 ~		3,501	3,147
GIP Blue Holding LP 6.750% (LIBOR03M + 4.500%) due 09/29/2028 ~		6,439	6,250
IQVIA, Inc. 2.000% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	1,200	1,210
Ivanti Software, Inc. 5.848% (LIBOR03M + 4.250%) due 12/01/2027 ~		$14,689	12,645
Level 3 Financing, Inc. 3.416% (LIBOR03M + 1.750%) due 03/01/2027 ~		10,652	9,898
Marriott Ownership Resorts, Inc. 3.416% (LIBOR03M + 1.750%) due 08/29/2025 ~		532	507
Numericable Group SA 3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	967	931
Parexel International Corp. 4.883% (LIBOR03M + 3.250%) due 11/15/2028 ~		$4,090	3,863
Rackspace Technology Global, Inc. 4.160% (LIBOR03M + 2.750%) due 02/15/2028 ~		4,158	3,811
Reynolds Group Holdings, Inc. 5.166% (LIBOR03M + 3.500%) due 09/24/2028 ~		893	835
Setanta Aircraft Leasing Designated Activity Co. 4.250% (LIBOR03M + 2.000%) due 11/05/2028 ~		10,000	9,543
SkyMiles IP Ltd. 4.813% (LIBOR03M + 3.750%) due 10/20/2027 ~		2,600	2,582
Sotera Health Holdings LLC 4.416% (LIBOR03M + 2.750%) due 12/11/2026 ~		6,300	6,001

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Standard Industries, Inc. 3.788% (LIBOR03M + 2.500%) due 09/22/2028 ~	2,998	2,907
U.S. Renal Care, Inc. 6.688% (LIBOR03M + 5.000%) due 06/26/2026 ~	3,987	2,746
USI, Inc. 5.500% (LIBOR03M + 3.250%) due 12/02/2026 ~	3,023	2,869
Viad Corp. 6.666% (LIBOR03M + 5.000%) due 07/30/2028 «~	3,759	3,534
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (a)	4,201	2,521
White Cap Buyer LLC 5.275% due 10/19/2027	1,807	1,665

Total Loan Participations and Assignments (Cost $332,776)		295,639

CORPORATE BONDS & NOTES 69.6%
BANKING & FINANCE 32.7%
AerCap Ireland Capital DAC
1.650% due 10/29/2024	14,000	12,942
2.193% (SOFRRATE + 0.680%) due 09/29/2023 ~	7,850	7,744
2.875% due 08/14/2024	9,900	9,439
3.300% due 01/23/2023	250	249
3.650% due 07/21/2027	2,770	2,518
3.875% due 01/23/2028	1,425	1,288
4.125% due 07/03/2023	14,090	13,955
4.450% due 04/03/2026	2,320	2,218
Agree LP 2.900% due 10/01/2030	3,030	2,574
AIA Group Ltd. 3.200% due 09/16/2040	800	640
AIB Group PLC
4.263% due 04/10/2025 •	5,900	5,790
4.750% due 10/12/2023	5,000	5,006
Aircastle Ltd.
2.850% due 01/26/2028	4,000	3,310
4.250% due 06/15/2026	7,100	6,578
4.400% due 09/25/2023	18,000	17,776
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032	2,500	1,977
3.000% due 05/18/2051	5,300	3,574
3.450% due 04/30/2025	4,600	4,532
3.550% due 03/15/2052	5,500	4,128
4.300% due 01/15/2026	8,435	8,455
4.900% due 12/15/2030	4,500	4,472
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^(b)	3,100	341
Ally Financial, Inc.
3.050% due 06/05/2023	24,900	24,643
4.625% due 03/30/2025	3,600	3,579
8.000% due 11/01/2031	14,400	16,026
American Assets Trust LP 3.375% due 02/01/2031	17,000	14,565
American Campus Communities Operating Partnership LP
3.300% due 07/15/2026	3,500	3,425
3.625% due 11/15/2027	500	491
American Homes 4 Rent LP
2.375% due 07/15/2031	2,000	1,597
3.375% due 07/15/2051	500	346
3.625% due 04/15/2032	8,600	7,549
4.250% due 02/15/2028	13,667	13,066
American International Group, Inc. 4.250% due 03/15/2029	250	235
American Tower Corp.
1.875% due 10/15/2030	18,200	14,177
2.100% due 06/15/2030	4,100	3,287
2.300% due 09/15/2031	2,600	2,062
2.750% due 01/15/2027	23,000	21,054
2.900% due 01/15/2030	3,400	2,914
2.950% due 01/15/2025	29,200	28,218
2.950% due 01/15/2051	34,500	23,429
3.375% due 05/15/2024	2,900	2,860
3.375% due 10/15/2026	2,100	1,987
3.650% due 03/15/2027	5,000	4,753
3.700% due 10/15/2049	4,200	3,162
3.800% due 08/15/2029	11,030	10,135
3.950% due 03/15/2029	4,970	4,631
4.000% due 06/01/2025	12,700	12,576
4.400% due 02/15/2026	7,481	7,446
Antares Holdings LP
2.750% due 01/15/2027	7,000	5,596
3.750% due 07/15/2027	6,250	5,260
3.950% due 07/15/2026	13,950	12,128
Ares Capital Corp. 2.875% due 06/15/2027	14,100	11,781

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Ares Finance Co. LLC
3.250% due 06/15/2030		13,900	12,338
4.125% due 06/30/2051 •		4,900	4,082
Aroundtown SA 5.375% due 03/21/2029		1,200	1,112
Assurant, Inc. 4.200% due 09/27/2023		1,500	1,511
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		7,150	6,212
3.600% due 09/15/2051		4,800	3,616
Athene Global Funding 2.192% (US0003M + 1.230%) due 07/01/2022 ~		23,800	23,800
AvalonBay Communities, Inc.
2.950% due 05/11/2026		300	287
3.200% due 01/15/2028		127	120
Aviation Capital Group LLC
3.500% due 11/01/2027		16,454	14,535
3.875% due 05/01/2023		500	496
4.375% due 01/30/2024		1,700	1,671
4.875% due 10/01/2025		10,591	10,280
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		6,300	5,454
2.528% due 11/18/2027		11,959	9,759
3.250% due 02/15/2027		8,600	7,495
3.950% due 07/01/2024		1,235	1,183
4.250% due 04/15/2026		15,228	14,121
AXIS Specialty Finance PLC 4.000% due 12/06/2027		17,200	16,690
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	8,500	7,913
3.625% due 09/24/2024		8,825	8,557
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(f)(g)		800	807
Banco Bradesco SA
2.850% due 01/27/2023		$400	398
3.200% due 01/27/2025		365	349
Banco BTG Pactual SA
2.750% due 01/11/2026		5,900	5,249
4.500% due 01/10/2025		10,500	10,127
5.500% due 01/31/2023		18,033	18,103
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	9,000	2,177
Banco General SA
3.250% due 09/30/2026		$5,300	4,797
4.125% due 08/07/2027		3,900	3,703
4.625% due 01/15/2025		4,000	3,934
4.750% due 03/20/2024		4,900	4,875
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		18,607	17,816
Banco Mercantil del Norte SA 6.750% due 09/27/2024 •(f)		9,000	8,499
Banco Santander Chile 2.700% due 01/10/2025		2,000	1,917
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		10,000	10,021
5.375% due 04/17/2025		13,800	13,871
Banco Santander SA
2.131% (US0003M + 1.120%) due 04/12/2023 ~		4,400	4,399
3.125% due 02/23/2023		600	598
Bank of America Corp.
1.319% due 06/19/2026 •		15,400	14,019
1.898% due 07/23/2031 •		19,100	15,282
2.299% due 07/21/2032 •(j)		38,500	31,150
2.551% due 02/04/2028 •(j)		52,400	47,696
2.687% due 04/22/2032 •		17,500	14,707
2.972% due 02/04/2033 •(j)		27,000	23,027
3.093% due 10/01/2025 •		10,000	9,687
3.300% due 01/11/2023		1,000	1,002
3.593% due 07/21/2028 •		8,000	7,552
3.970% due 03/05/2029 •		18,700	17,851
4.000% due 04/01/2024		1,085	1,093
4.100% due 07/24/2023		600	606
4.375% due 01/27/2027 •(f)		15,500	12,900
4.571% due 04/27/2033 •		16,600	16,175
8.050% due 06/15/2027		12,000	13,403
Bank of America NA 6.000% due 10/15/2036		4,600	5,033
Bank of New York Mellon Corp. 4.625% due 09/20/2026 •(f)		775	676
Bank of Nova Scotia
4.650% due 10/12/2022 •(f)		368	322
4.900% due 06/04/2025 •(f)(g)		6,000	5,578
Bank One Michigan 8.250% due 11/01/2024		150	163
Barclays Bank PLC 7.625% due 11/21/2022 (g)		16,313	16,477

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Barclays PLC
1.007% due 12/10/2024 •		15,000	14,247
2.791% (US0003M + 1.380%) due 05/16/2024 ~		23,285	23,280
3.250% due 02/12/2027	GBP	1,900	2,172
4.338% due 05/16/2024 •		$2,200	2,200
4.375% due 01/12/2026		32,965	32,680
7.125% due 06/15/2025 •(f)(g)	GBP	2,900	3,396
7.250% due 03/15/2023 •(f)(g)		8,765	10,518
7.875% due 09/15/2022 •(f)(g)		500	608
8.000% due 06/15/2024 •(f)(g)		$6,400	6,304
BBVA Bancomer SA
1.875% due 09/18/2025		1,000	908
4.375% due 04/10/2024		3,100	3,083
6.750% due 09/30/2022		6,782	6,805
Berkshire Hathaway, Inc. 2.750% due 03/15/2023		1,285	1,285
BGC Partners, Inc.
3.750% due 10/01/2024		10,000	9,769
4.375% due 12/15/2025		10,000	9,760
Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	11,027
2.000% due 01/30/2032		$18,100	14,402
2.550% due 03/30/2032		4,900	4,097
2.800% due 09/30/2050		5,300	3,571
4.450% due 07/15/2045		2,300	2,093
5.000% due 06/15/2044		3,900	3,824
Blackstone Private Credit Fund
2.350% due 11/22/2024		9,000	8,281
4.700% due 03/24/2025		15,000	14,424
Block Financial LLC 3.875% due 08/15/2030		18,800	16,927
Blue Owl Finance LLC
4.125% due 10/07/2051		5,900	3,929
4.375% due 02/15/2032		11,700	9,899
BNP Paribas SA
1.323% due 01/13/2027 •		4,200	3,717
1.904% due 09/30/2028 •		4,800	4,106
2.591% due 01/20/2028 •		12,100	10,893
3.132% due 01/20/2033 •		13,100	10,980
4.400% due 08/14/2028		14,100	13,506
4.625% due 01/12/2027 •(f)		7,700	6,396
7.000% due 08/16/2028 •(f)		6,000	5,708
BOC Aviation Ltd.
2.750% due 09/18/2022		3,200	3,197
3.500% due 01/31/2023		6,645	6,636
3.500% due 10/10/2024		8,800	8,701
BPCE SA 2.700% due 10/01/2029		250	218
Brixmor Operating Partnership LP
3.650% due 06/15/2024		2,200	2,170
3.850% due 02/01/2025		5,475	5,393
3.900% due 03/15/2027		300	287
Broadstone Net Lease LLC 2.600% due 09/15/2031		2,900	2,368
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,400	4,617
3.900% due 01/25/2028		12,700	12,147
4.000% due 04/01/2024		1,600	1,601
4.850% due 03/29/2029		6,725	6,667
Brown & Brown, Inc.
4.200% due 09/15/2024		1,000	997
4.950% due 03/17/2052		400	352
Camden Property Trust
3.500% due 09/15/2024		800	789
4.100% due 10/15/2028		25	25
Cantor Fitzgerald LP 4.500% due 04/14/2027		300	289
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,000	2,722
Caterpillar Financial Services Corp.
1.450% due 05/15/2025		405	382
2.550% due 11/29/2022		190	190
3.650% due 12/07/2023		180	181
Chubb INA Holdings, Inc.
3.350% due 05/15/2024		150	150
3.350% due 05/03/2026		350	343
CI Financial Corp.
3.200% due 12/17/2030		7,600	5,950
4.100% due 06/15/2051		3,600	2,338
CIFI Holdings Group Co. Ltd. 6.000% due 07/16/2025		4,200	2,533
Citigroup, Inc.
2.561% due 05/01/2032 •(h)		4,500	3,710
2.603% (US0003M + 1.023%) due 06/01/2024 ~		16,000	15,899
2.876% due 07/24/2023 •		3,000	2,999
3.200% due 10/21/2026		22,290	21,225

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.400% due 05/01/2026		2,200	2,129
3.785% due 03/17/2033 •(h)		9,700	8,748
4.050% due 07/30/2022		950	951
4.075% due 04/23/2029 •		5,260	5,005
CME Group, Inc. 5.300% due 09/15/2043		6,400	6,976
Commonwealth Bank of Australia 3.784% due 03/14/2032		6,200	5,469
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		20,100	17,932
3.750% due 07/21/2026		510	487
4.625% due 05/23/2029	GBP	4,100	4,825
Corebridge Financial, Inc.
3.650% due 04/05/2027		$10,300	9,692
3.850% due 04/05/2029		8,400	7,770
Corestate Capital Holding SA 3.500% due 04/15/2023	EUR	1,100	260
Corporate Office Properties LP
2.250% due 03/15/2026		$9,800	8,895
2.750% due 04/15/2031		5,300	4,291
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		5,700	2,677
3.125% due 10/22/2025		5,100	2,512
Credit Agricole SA
1.247% due 01/26/2027 •		3,800	3,351
4.125% due 01/10/2027		275	268
7.500% due 06/23/2026 •(f)(g)	GBP	300	355
Credit Suisse AG
1.250% due 08/07/2026		$2,700	2,362
6.500% due 08/08/2023 (g)		47,955	48,075
Credit Suisse Group AG
2.593% due 09/11/2025 •		13,400	12,621
2.961% (US0003M + 1.240%) due 06/12/2024 ~		11,600	11,619
3.750% due 03/26/2025		7,700	7,469
3.800% due 06/09/2023		18,000	17,838
4.207% due 06/12/2024 •		44,300	43,915
4.282% due 01/09/2028		500	467
4.550% due 04/17/2026		770	754
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		7,050	7,056
Crown Castle International Corp.
2.250% due 01/15/2031		16,845	13,680
3.200% due 09/01/2024		6,200	6,077
3.250% due 01/15/2051		16,871	12,137
3.650% due 09/01/2027		2,443	2,316
3.700% due 06/15/2026		4,230	4,087
3.800% due 02/15/2028		15,524	14,661
4.000% due 03/01/2027		3,100	3,015
4.000% due 11/15/2049		4,435	3,609
4.300% due 02/15/2029		8,680	8,344
4.450% due 02/15/2026		15,300	15,162
CubeSmart LP
2.250% due 12/15/2028		7,600	6,501
4.375% due 02/15/2029		4,600	4,469
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		25,000	23,670
Deutsche Bank AG
1.447% due 04/01/2025 •(h)		4,500	4,208
2.129% due 11/24/2026 •(h)		30,800	27,394
2.222% due 09/18/2024 •		14,000	13,506
2.601% (US0003M + 1.190%) due 11/16/2022 ~		10,300	10,298
2.625% due 12/16/2024	GBP	14,300	16,586
3.035% due 05/28/2032 •(h)		$7,650	6,061
3.547% due 09/18/2031 •		26,600	22,294
3.742% due 01/07/2033 •		1,000	729
5.625% due 05/19/2031 •	EUR	5,500	5,765
Digital Stout Holding LLC 3.750% due 10/17/2030	GBP	1,100	1,237
Discover Bank 4.200% due 08/08/2023		$15,000	15,058
Discover Financial Services 4.500% due 01/30/2026		6,900	6,770
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		7,900	6,936
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		239	236
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		429	426
Duke Realty LP
3.050% due 03/01/2050		2,000	1,491
3.250% due 06/30/2026		168	162
Eaton Vance Corp. 3.500% due 04/06/2027		1,200	1,145
Enact Holdings, Inc. 6.500% due 08/15/2025		1,700	1,606

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

EPR Properties
4.500% due 04/01/2025		7,200	7,066
4.500% due 06/01/2027		9,400	8,517
4.750% due 12/15/2026		8,000	7,524
ERP Operating LP
3.500% due 03/01/2028		280	267
4.500% due 06/01/2045		400	374
Erste Group Bank AG 4.250% due 10/15/2027 •(f)(g)	EUR	200	166
Essex Portfolio LP
1.700% due 03/01/2028		$9,500	8,173
2.650% due 03/15/2032		4,600	3,824
3.250% due 05/01/2023		1,250	1,246
3.375% due 04/15/2026		8,400	8,122
3.500% due 04/01/2025		1,875	1,837
3.625% due 05/01/2027		202	196
Everest Reinsurance Holdings, Inc. 3.125% due 10/15/2052		2,900	2,061
Extra Space Storage LP 3.900% due 04/01/2029		2,000	1,875
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	15,923
4.625% due 04/29/2030		$10,400	9,995
Federal Realty OP LP 1.250% due 02/15/2026		10,100	9,049
Fidelity National Financial, Inc.
3.200% due 09/17/2051		4,500	2,840
5.500% due 09/01/2022		22,440	22,526
First American Financial Corp.
4.300% due 02/01/2023		9,400	9,414
4.600% due 11/15/2024		5,115	5,102
First-Citizens Bank & Trust Co. 6.125% due 03/09/2028		1,200	1,252
Flourish Century 6.600% due 02/04/2049 ^«(b)(h)		4,500	496
Ford Motor Credit Co. LLC
0.092% due 12/07/2022 •	EUR	1,900	1,977
0.324% due 11/15/2023 •		1,200	1,216
0.346% due 12/01/2024 •		400	391
2.330% due 11/25/2025		2,900	2,699
2.366% (US0003M + 1.080%) due 08/03/2022 ~		$1,200	1,197
2.386% due 02/17/2026	EUR	200	184
3.021% due 03/06/2024		300	302
3.250% due 09/15/2025		2,100	2,022
3.664% due 09/08/2024		$600	569
4.535% due 03/06/2025	GBP	3,400	3,883
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		$16,600	15,693
Franklin Resources, Inc. 2.950% due 08/12/2051		3,900	2,683
Freedom Mortgage Corp.
6.625% due 01/15/2027		4,300	3,193
8.125% due 11/15/2024		10,180	8,794
8.250% due 04/15/2025		3,072	2,590
FS KKR Capital Corp.
1.650% due 10/12/2024		9,300	8,281
3.125% due 10/12/2028		3,800	3,034
Global Atlantic Fin Co. 4.400% due 10/15/2029		15,800	14,340
Globe Life, Inc. 2.150% due 08/15/2030		23,200	18,980
GLP Capital LP
3.350% due 09/01/2024		2,900	2,782
4.000% due 01/15/2030		3,200	2,808
4.000% due 01/15/2031		600	518
5.250% due 06/01/2025		17,955	17,644
5.300% due 01/15/2029		13,737	13,152
5.750% due 06/01/2028		6,300	6,164
Goldman Sachs Group, Inc.
2.184% (US0003M + 1.000%) due 07/24/2023 ~		11,400	11,390
2.383% due 07/21/2032 •		4,200	3,400
2.615% due 04/22/2032 •		19,000	15,794
2.905% due 07/24/2023 •		675	675
3.272% due 09/29/2025 •		110	107
3.625% due 01/22/2023		500	502
3.691% due 06/05/2028 •(j)		24,100	22,874
3.850% due 01/26/2027		1,625	1,572
4.223% due 05/01/2029 •		34,100	32,810
Golub Capital BDC, Inc. 2.050% due 02/15/2027		12,900	10,483
Goodman HK Finance 4.375% due 06/19/2024		3,500	3,520
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		4,100	3,795
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,100	20,219

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		3,520	3,518
Grupo Aval Ltd. 4.750% due 09/26/2022		3,331	3,324
Guardian Life Global Funding 1.100% due 06/23/2025		4,000	3,696
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		4,800	4,014
Healthcare Trust of America Holdings LP 3.750% due 07/01/2027		150	143
High Street Funding Trust 4.111% due 02/15/2028		3,500	3,423
Highwoods Realty LP
3.050% due 02/15/2030		5,600	4,826
4.125% due 03/15/2028		2,200	2,107
4.200% due 04/15/2029		4,000	3,754
Host Hotels & Resorts LP
3.375% due 12/15/2029		5,300	4,491
3.500% due 09/15/2030		4,900	4,191
3.875% due 04/01/2024		4,306	4,257
4.000% due 06/15/2025		10,277	10,060
HSBC Holdings PLC
1.645% due 04/18/2026 •		15,500	14,220
2.013% due 09/22/2028 •		1,000	856
2.099% due 06/04/2026 •		24,400	22,569
2.357% due 08/18/2031 •		18,093	14,682
2.633% due 11/07/2025 •		19,500	18,616
2.848% due 06/04/2031 •		26,800	22,668
3.101% (US0003M + 1.380%) due 09/12/2026 ~		3,400	3,377
3.973% due 05/22/2030 •		15,800	14,527
4.250% due 03/14/2024		300	299
4.250% due 08/18/2025		825	815
4.292% due 09/12/2026 •		9,300	9,100
4.300% due 03/08/2026		35,700	35,392
4.375% due 11/23/2026		300	293
4.583% due 06/19/2029 •		8,476	8,179
4.600% due 12/17/2030 •(f)(g)		4,000	3,085
4.750% due 07/04/2029 •(f)(g)	EUR	9,300	8,187
4.950% due 03/31/2030		$2,300	2,274
5.875% due 09/28/2026 •(f)(g)	GBP	15,800	17,515
6.000% due 09/29/2023 •(f)(g)	EUR	4,535	4,712
6.500% due 03/23/2028 •(f)(g)		$8,300	7,537
Hudson Pacific Properties LP
3.250% due 01/15/2030		15,300	13,334
4.650% due 04/01/2029		4,600	4,420
Huntington Bancshares, Inc. 4.350% due 02/04/2023		815	820
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		3,000	2,600
ING Groep NV
2.727% due 04/01/2032 •		5,700	4,749
3.285% (US0003M + 1.000%) due 10/02/2023 ~		11,300	11,337
4.250% due 05/16/2031 •(f)(g)		7,900	5,407
4.625% due 01/06/2026		600	600
5.750% due 11/16/2026 •(f)(g)		2,400	2,198
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		17,000	13,307
2.650% due 09/15/2040		8,000	5,887
4.000% due 09/15/2027		13,000	12,805
4.350% due 06/15/2029		6,500	6,423
Intercorp Financial Services, Inc. 4.125% due 10/19/2027		5,500	4,988
Intesa Sanpaolo SpA
3.250% due 09/23/2024		500	484
3.375% due 01/12/2023		4,500	4,481
4.198% due 06/01/2032 •		3,200	2,347
5.017% due 06/26/2024		14,290	13,648
5.710% due 01/15/2026		10,000	9,542
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031		2,000	1,541
Itau Unibanco Holding SA 2.900% due 01/24/2023		250	249
JAB Holdings BV 2.200% due 11/23/2030		21,400	16,901
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		11,200	9,831
2.182% due 06/01/2028 •		6,900	6,140
2.301% due 10/15/2025 •(j)		21,000	20,019
2.545% due 11/08/2032 •		10,000	8,319
2.580% due 04/22/2032 •		9,600	8,086
2.739% due 10/15/2030 •		6,900	6,026
3.157% due 04/22/2042 •		3,000	2,335
3.375% due 05/01/2023		850	850
3.509% due 01/23/2029 •		4,535	4,247
3.540% due 05/01/2028 •		10,100	9,585
3.702% due 05/06/2030 •		16,000	14,898

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.782% due 02/01/2028 •		10,000	9,611
3.875% due 02/01/2024		500	504
4.005% due 04/23/2029 •(j)		21,000	20,151
4.586% due 04/26/2033 •		1,300	1,278
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)		9,000	1,256
9.750% due 09/28/2023 ^(b)		10,100	1,401
10.875% due 07/23/2023 ^(b)		300	42
11.250% due 04/09/2049		8,100	1,132
11.500% due 01/30/2023 ^(b)		2,800	387
11.950% due 10/22/2022 ^(b)		300	42
11.950% due 11/12/2023 ^(b)		10,000	1,396
KBC Group NV 4.250% due 10/24/2025 •(f)	EUR	5,600	5,098
Kilroy Realty LP
2.500% due 11/15/2032		$7,800	6,097
2.650% due 11/15/2033		7,500	5,814
3.050% due 02/15/2030		6,796	5,831
3.450% due 12/15/2024		200	195
4.375% due 10/01/2025		5,050	4,993
4.750% due 12/15/2028		60	59
KKR Financial Holdings LLC 5.400% due 05/23/2033		10,000	10,049
KKR Group Finance Co. LLC
3.500% due 08/25/2050		9,190	6,908
4.850% due 05/17/2032		2,550	2,521
KWG Group Holdings Ltd.
5.875% due 11/10/2024		3,200	642
7.400% due 03/05/2024		2,100	410
7.875% due 09/01/2023		1,700	436
Lazard Group LLC
3.750% due 02/13/2025		5,083	4,990
4.375% due 03/11/2029		3,046	2,910
4.500% due 09/19/2028		3,500	3,359
LeasePlan Corp. NV 2.875% due 10/24/2024		17,525	16,797
Liberty Mutual Group, Inc. 4.250% due 06/15/2023		9	9
Life Storage LP 3.875% due 12/15/2027		7,080	6,750
Lloyds Bank PLC 0.000% due 04/02/2032 þ		18,200	11,710
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		6,900	6,462
3.750% due 01/11/2027		10,500	10,145
4.375% due 03/22/2028		3,400	3,307
4.450% due 05/08/2025		6,400	6,414
4.947% due 06/27/2025 •(f)(g)	EUR	900	888
Logicor Financing SARL 1.625% due 07/15/2027		4,000	3,627
LXP Industrial Trust 2.700% due 09/15/2030		$1,800	1,480
M&T Bank Corp. 5.125% due 11/01/2026 •(f)		100	90
Manufacturers & Traders Trust Co. 2.900% due 02/06/2025		830	812
Manulife Financial Corp. 4.150% due 03/04/2026		1,970	1,947
MassMutual Global Funding 3.400% due 03/08/2026		1,600	1,567
Mercury General Corp. 4.400% due 03/15/2027		800	782
MetLife, Inc. 10.750% due 08/01/2069		4,000	5,313
Metropolitan Life Global Funding 0.450% due 09/01/2023		4,100	3,971
Mid-America Apartments LP
1.100% due 09/15/2026		3,200	2,813
2.875% due 09/15/2051		2,000	1,391
3.750% due 06/15/2024		1,650	1,645
4.300% due 10/15/2023		22,235	22,372
Mitsubishi HC Capital, Inc. 2.652% due 09/19/2022		5,100	5,100
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		9,000	8,276
1.538% due 07/20/2027 •		8,300	7,346
2.309% due 07/20/2032 •		10,500	8,559
2.623% due 07/18/2022		5,315	5,316
2.801% due 07/18/2024 (j)		32,000	31,195
3.195% due 07/18/2029		8,475	7,654
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •		700	681
1.979% due 09/08/2031 •		19,500	15,452
2.839% due 09/13/2026		2,800	2,607
2.869% due 09/13/2030 •		12,100	10,528

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Morgan Stanley
0.000% due 04/02/2032 þ(h)		15,800	9,867
1.593% due 05/04/2027 •(j)		15,200	13,519
1.794% due 02/13/2032 •(j)		47,300	37,252
2.239% due 07/21/2032 •(j)		30,000	24,335
2.475% due 01/21/2028 •		8,200	7,461
2.591% (US0003M + 1.220%) due 05/08/2024 ~(j)		16,700	16,709
2.802% due 01/25/2052 •		7,000	4,874
3.622% due 04/01/2031 •		3,600	3,310
3.625% due 01/20/2027		75	73
4.875% due 11/01/2022		2,255	2,271
6.250% due 08/09/2026		700	745
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		8,000	7,275
Morgan Stanley Domestic Holdings, Inc. 4.500% due 06/20/2028		11,145	11,164
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	9,400	10,996
3.500% due 03/15/2031		$3,500	2,769
4.625% due 08/01/2029		14,000	12,312
MUFG Union Bank NA
2.100% due 12/09/2022		3,300	3,287
2.156% (SOFRRATE + 0.710%) due 12/09/2022 ~		1,200	1,200
Multibank, Inc. 4.375% due 11/09/2022		2,400	2,398
Muthoot Finance Ltd. 4.400% due 09/02/2023		5,500	5,354
Nasdaq, Inc.
2.500% due 12/21/2040		4,000	2,793
3.850% due 06/30/2026		600	597
National Health Investors, Inc. 3.000% due 02/01/2031		6,500	4,996
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/2030		6,700	5,017
Nationwide Building Society 4.363% due 08/01/2024 •		1,600	1,602
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		5,300	4,322
Natwest Group PLC
0.000% due 09/12/2023		2,485	2,478
0.000% due 03/22/2025 •		35,000	34,670
3.747% (US0003M + 1.550%) due 06/25/2024 ~		27,878	27,910
4.800% due 04/05/2026		9,750	9,730
4.892% due 05/18/2029 •		19,700	19,111
Neuberger Berman Group LLC 4.500% due 03/15/2027		7,800	7,799
New Metro Global Ltd.
4.800% due 12/15/2024		15,622	8,592
6.800% due 08/05/2023		4,900	3,357
New York Life Insurance Co.
3.750% due 05/15/2050		1,385	1,135
4.450% due 05/15/2069		3,500	3,007
Nippon Life Insurance Co. 3.400% due 01/23/2050 •		1,900	1,650
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		6,000	5,062
2.450% due 09/15/2028		6,800	5,491
2.600% due 09/28/2022		9,023	8,980
2.750% due 03/09/2028		15,000	12,555
2.924% due 09/28/2022 •		4,361	4,347
3.875% due 09/21/2023		700	696
Nomura Holdings, Inc.
1.851% due 07/16/2025		4,400	4,035
2.172% due 07/14/2028		9,000	7,590
2.329% due 01/22/2027		3,900	3,456
2.608% due 07/14/2031		14,400	11,500
2.648% due 01/16/2025		1,500	1,433
2.679% due 07/16/2030		4,700	3,849
2.710% due 01/22/2029		10,000	8,545
3.103% due 01/16/2030		10,000	8,516
Nordea Bank Abp 3.750% due 03/01/2029 •(f)(g)		9,700	7,168
Nykredit Realkredit AS
1.000% due 10/01/2050	DKK	66,957	7,414
1.000% due 10/01/2053		1,896	196
1.500% due 10/01/2053		110,744	12,669
Oaktree Specialty Lending Corp. 3.500% due 02/25/2025		$4,000	3,794
Ohio National Financial Services, Inc. 5.800% due 01/24/2030		21,300	20,528
Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		5,274	4,000
3.625% due 10/01/2029		4,600	3,909
4.375% due 08/01/2023		1,581	1,586
4.500% due 04/01/2027		2,600	2,467
4.750% due 01/15/2028		700	664

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

5.250% due 01/15/2026		600	595
OneMain Finance Corp. 5.375% due 11/15/2029		9,600	7,797
Owl Rock Capital Corp. 2.875% due 06/11/2028		5,800	4,560
Pacific Life Global Funding II 1.200% due 06/24/2025		3,300	3,034
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		11,402	11,364
PartnerRe Finance B LLC 3.700% due 07/02/2029		2,900	2,759
PennyMac Financial Services, Inc. 4.250% due 02/15/2029		2,000	1,474
Physicians Realty LP
3.950% due 01/15/2028		5,400	5,154
4.300% due 03/15/2027		12,200	11,968
Pinnacol Assurance 8.625% due 06/25/2034 «(h)		6,000	6,689
Piper Sandler Cos. 5.200% due 10/15/2023		12,200	12,032
PNC Bank N.A.
2.700% due 11/01/2022		250	250
3.800% due 07/25/2023		1,025	1,028
PNC Financial Services Group, Inc. 6.000% due 05/15/2027 •(f)		14,500	13,955
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025 (j)		10,000	1,600
Pricoa Global Funding 0.800% due 09/01/2025		3,300	3,016
Principal Financial Group, Inc. 3.300% due 09/15/2022		245	245
Principal Life Global Funding 3.000% due 04/18/2026		1,800	1,720
Protective Life Corp.
3.400% due 01/15/2030		14,600	13,373
4.300% due 09/30/2028		10,900	10,761
Provident Funding Associates LP 6.375% due 06/15/2025		2,100	1,893
Prudential Financial, Inc. 6.625% due 12/01/2037		175	206
Public Storage 0.500% due 09/09/2030	EUR	2,200	1,810
QNB Finance Ltd. 3.500% due 03/28/2024		$10,000	9,958
Realty Income Corp.
3.100% due 12/15/2029		100	91
3.950% due 08/15/2027		2,200	2,148
4.625% due 11/01/2025		11,400	11,575
4.875% due 06/01/2026		6,299	6,432
Regency Centers LP
3.600% due 02/01/2027		2,200	2,131
3.700% due 06/15/2030		6,800	6,178
Reinsurance Group of America, Inc.
3.150% due 06/15/2030		4,000	3,540
4.700% due 09/15/2023		215	217
Reliance Standard Life Global Funding
2.150% due 01/21/2023		1,800	1,782
2.625% due 07/22/2022		300	300
2.750% due 01/21/2027		160	149
3.850% due 09/19/2023		5,500	5,499
Rexford Industrial Realty LP 2.125% due 12/01/2030		6,400	5,138
RGA Global Funding 2.700% due 01/18/2029		4,300	3,808
Sabra Health Care LP
3.200% due 12/01/2031		9,850	7,828
3.900% due 10/15/2029		4,700	4,154
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •		8,700	7,686
3.244% due 10/05/2026		22,600	21,212
4.500% due 07/17/2025		3,650	3,619
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		16,000	14,347
3.373% due 01/05/2024 •		9,600	9,557
4.750% due 09/15/2025		34,261	33,872
4.796% due 11/15/2024 •		15,000	15,008
Santander U.K. PLC 1.625% due 02/12/2023		2,000	1,987
SBA Communications Corp. 3.125% due 02/01/2029		8,100	6,649
SBA Tower Trust
1.631% due 05/15/2051		3,800	3,404
1.884% due 07/15/2050		21,000	19,412
Sberbank of Russia Via SB Capital SA
5.125% due 10/29/2022 ^(b)		32,900	2,303
5.250% due 05/23/2023 ^(b)(g)		7,000	490

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

SBL Holdings, Inc. 5.125% due 11/13/2026		1,000	972
Scentre Group Trust 3.500% due 02/12/2025		3,300	3,208
Seazen Group Ltd. 6.000% due 08/12/2024		400	240
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		1,000	959
5.950% due 10/24/2022		30,700	30,366
SL Green Operating Partnership LP 3.250% due 10/15/2022		1,926	1,921
SL Green Realty Corp. 4.500% due 12/01/2022		10,550	10,565
SLM Corp. 4.200% due 10/29/2025		5,400	4,902
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		1,750	1,750
3.550% due 04/15/2024		1,950	1,899
4.125% due 07/15/2023		6,000	5,952
Societe Generale SA
1.488% due 12/14/2026 •		17,700	15,639
4.750% due 05/26/2026 •(f)		8,000	6,521
Spirit Realty LP
3.200% due 01/15/2027		5,100	4,686
3.200% due 02/15/2031		600	503
4.000% due 07/15/2029		9,354	8,564
4.450% due 09/15/2026		4,100	4,039
Standard Chartered PLC
1.456% due 01/14/2027 •		14,500	12,804
2.819% due 01/30/2026 •		9,200	8,721
3.265% due 02/18/2036 •		10,100	8,169
3.603% due 01/12/2033 •		8,100	6,633
3.785% due 05/21/2025 •		5,100	5,007
Starwood Property Trust, Inc. 3.625% due 07/15/2026		150	127
State Street Corp. 3.776% due 12/03/2024 •		40	40
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027		5,700	4,961
Stifel Financial Corp. 4.000% due 05/15/2030		9,800	9,115
STORE Capital Corp.
2.700% due 12/01/2031		3,800	3,047
2.750% due 11/18/2030		5,100	4,162
4.500% due 03/15/2028		3,400	3,323
4.625% due 03/15/2029		2,800	2,735
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		2,300	1,895
2.696% due 07/16/2024 (j)		34,000	33,098
2.750% due 01/15/2030		4,700	4,091
3.202% due 09/17/2029 (g)		6,000	5,326
Sun Communities Operating LP
2.700% due 07/15/2031		4,800	3,874
4.200% due 04/15/2032		3,100	2,822
Sunac China Holdings Ltd.
6.500% due 07/09/2023 ^(b)(j)		16,400	2,501
6.650% due 08/03/2024 ^(b)		6,500	959
7.000% due 07/09/2025 ^(b)		6,800	1,020
SVB Financial Group
3.500% due 01/29/2025		500	490
4.345% due 04/29/2028 •		10,700	10,443
Synchrony Financial
3.700% due 08/04/2026		4,100	3,802
3.950% due 12/01/2027		5,600	5,110
4.375% due 03/19/2024		2,700	2,685
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •		43,400	42,590
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,713	7,054
5.661% due 10/13/2041		3,289	4,159
5.801% due 10/13/2040		6,042	7,777
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •		$1,500	1,382
Trust Fibra Uno
4.869% due 01/15/2030		2,250	1,907
5.250% due 12/15/2024		2,000	1,963
5.250% due 01/30/2026		5,660	5,345
6.390% due 01/15/2050		1,700	1,356
6.950% due 01/30/2044		1,983	1,694
UBS AG
0.450% due 02/09/2024		4,800	4,553
1.529% (SOFRRATE + 0.360%) due 02/09/2024 ~		7,200	7,156
5.125% due 05/15/2024 (g)		26,030	26,025
7.625% due 08/17/2022 (g)		50,267	50,417
UBS Group AG
1.494% due 08/10/2027 •		14,800	12,962

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

2.095% due 02/11/2032 •		7,600	6,042
2.746% due 02/11/2033 •		11,300	9,207
4.125% due 09/24/2025		10,850	10,780
4.125% due 04/15/2026		600	592
4.375% due 02/10/2031 •(f)(g)		3,500	2,569
4.875% due 02/12/2027 •(f)(g)		500	419
UDR, Inc.
1.900% due 03/15/2033		5,700	4,314
2.950% due 09/01/2026		1,400	1,322
3.000% due 08/15/2031		3,100	2,652
3.200% due 01/15/2030		3,100	2,786
3.500% due 01/15/2028		7,425	7,021
UniCredit SpA
7.296% due 04/02/2034 •		7,000	6,439
7.500% due 06/03/2026 •(f)(g)	EUR	9,200	8,924
7.830% due 12/04/2023		$43,100	44,648
Vanke Real Estate Hong Kong Co. Ltd. 3.074% (US0003M + 1.550%) due 05/25/2023 ~		7,050	7,000
Ventas Realty LP
3.500% due 02/01/2025		100	98
4.400% due 01/15/2029		125	121
VICI Properties LP
3.875% due 02/15/2029		15,400	13,275
5.125% due 05/15/2032		7,800	7,366
5.750% due 02/01/2027		1,650	1,569
Virgin Money U.K. PLC 4.000% due 09/25/2026 •	GBP	6,800	8,008
Visa, Inc.
2.150% due 09/15/2022		$440	440
3.150% due 12/14/2025		945	932
Vonovia Finance BV 5.000% due 10/02/2023		1,100	1,109
Vornado Realty LP 3.500% due 01/15/2025		6,200	6,008
W R Berkley Corp. 4.000% due 05/12/2050		1,080	904
WEA Finance LLC 3.750% due 09/17/2024		2,605	2,516
Wells Fargo & Co.
2.164% due 02/11/2026 •		14,500	13,645
2.393% due 06/02/2028 •(j)		41,450	37,153
2.406% due 10/30/2025 •(j)		18,200	17,347
2.469% (US0003M + 1.230%) due 10/31/2023 ~		11,181	11,188
3.000% due 04/22/2026 (j)		28,751	27,407
3.196% due 06/17/2027 •(j)		14,670	13,914
3.526% due 03/24/2028 •		16,300	15,453
3.584% due 05/22/2028 •		38,906	36,941
4.150% due 01/24/2029		300	290
4.611% due 04/25/2053 •		10,000	9,271
Weyerhaeuser Co.
4.000% due 11/15/2029		6,991	6,617
4.000% due 04/15/2030		8,363	7,881
7.350% due 07/01/2026		2,000	2,216
7.375% due 03/15/2032		5,657	6,551
WP Carey, Inc.
4.000% due 02/01/2025		7,000	6,959
4.250% due 10/01/2026		9,100	8,988
Yango Justice International Ltd.
7.500% due 04/15/2024 ^(b)		2,200	177
8.250% due 11/25/2023 ^(b)		4,900	345
9.250% due 04/15/2023 ^(b)		5,950	475

			4,583,751

INDUSTRIALS 28.9%
3M Co. 2.250% due 03/15/2023		190	189
7-Eleven, Inc.
0.800% due 02/10/2024		14,200	13,465
0.950% due 02/10/2026		10,210	9,025
1.300% due 02/10/2028		12,600	10,489
1.800% due 02/10/2031 (j)		28,950	22,627
2.800% due 02/10/2051		8,000	5,231
AbbVie, Inc.
2.155% (US0003M + 0.650%) due 11/21/2022 ~		10,000	10,003
2.300% due 11/21/2022		9,100	9,084
2.850% due 05/14/2023		6,185	6,165
3.200% due 11/06/2022		10,277	10,284
3.250% due 10/01/2022		325	325
3.600% due 05/14/2025		10	10
3.750% due 11/14/2023		150	150
3.800% due 03/15/2025		100	99
3.850% due 06/15/2024		1,854	1,854
Activision Blizzard, Inc. 3.400% due 09/15/2026		255	251

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		3,075	2,899
Adobe, Inc. 2.150% due 02/01/2027		190	178
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		500	430
Adventist Health System 2.952% due 03/01/2029		3,000	2,752
AEP Transmission Co. LLC 2.750% due 08/15/2051		4,800	3,375
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	3,000	2,410
Aetna, Inc.
2.750% due 11/15/2022		$35	35
2.800% due 06/15/2023		6,703	6,623
Air Canada 4.625% due 08/15/2029	CAD	4,900	3,244
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$4,432	4,040
3.600% due 09/15/2028		3,255	3,089
4.125% due 11/15/2026		6,020	5,624
5.250% due 10/01/2030		3,408	3,412
Aker BP ASA 3.750% due 01/15/2030		9,000	8,071
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		9,883	9,771
Alcon Finance Corp. 3.000% due 09/23/2029		4,900	4,354
Alibaba Group Holding Ltd.
2.700% due 02/09/2041		4,900	3,375
2.800% due 06/06/2023		1,800	1,788
3.150% due 02/09/2051		10,200	6,981
3.250% due 02/09/2061		5,800	3,854
3.600% due 11/28/2024		400	398
4.200% due 12/06/2047		4,800	3,984
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		10,460	10,213
3.550% due 10/01/2027		400	368
ALROSA Finance SA 4.650% due 04/09/2024 ^(b)		8,300	830
Altera Corp. 4.100% due 11/15/2023		445	450
Altice France SA 3.375% due 01/15/2028	EUR	2,500	1,969
Amazon.com, Inc.
3.250% due 05/12/2061		$8,500	6,485
5.200% due 12/03/2025		700	735
Amdocs Ltd. 2.538% due 06/15/2030		17,550	14,799
American Airlines Pass-Through Trust
3.000% due 04/15/2030		3,339	3,034
3.150% due 08/15/2033		14,978	13,284
3.200% due 12/15/2029		7,389	6,771
3.350% due 04/15/2031		14,808	13,639
3.375% due 11/01/2028		6,315	5,672
3.575% due 07/15/2029		2,709	2,520
3.600% due 03/22/2029		2,864	2,658
3.600% due 04/15/2031		2,899	2,544
3.650% due 02/15/2029		3,863	3,610
3.700% due 04/01/2028		5,793	5,028
4.000% due 01/15/2027		1,900	1,750
Amgen, Inc.
2.800% due 08/15/2041		150	111
3.125% due 05/01/2025		350	343
3.625% due 05/22/2024		100	100
4.663% due 06/15/2051		7,254	6,802
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		8,300	6,846
Anheuser-Busch Cos. LLC 4.900% due 02/01/2046		19,100	17,988
Anheuser-Busch InBev Worldwide, Inc.
4.600% due 04/15/2048		1,500	1,350
4.900% due 01/23/2031		525	539
5.450% due 01/23/2039		18,860	19,209
5.550% due 01/23/2049		5,700	5,834
AP Moller - Maersk AS
3.875% due 09/28/2025		12,900	12,886
4.500% due 06/20/2029		8,000	7,792
Apple, Inc.
1.650% due 05/11/2030		1,450	1,230
2.200% due 09/11/2029		990	892
2.400% due 01/13/2023		1,525	1,523
2.500% due 02/09/2025		950	933
2.550% due 08/20/2060		11,700	8,041
2.850% due 02/23/2023		315	315
2.900% due 09/12/2027		560	541

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.450% due 05/06/2024		300	301
Applied Materials, Inc. 3.900% due 10/01/2025		35	35
Aptiv PLC 3.250% due 03/01/2032		6,000	5,104
Arrow Electronics, Inc. 2.950% due 02/15/2032		3,900	3,241
Ashtead Capital, Inc.
4.000% due 05/01/2028		9,445	8,534
4.250% due 11/01/2029		3,300	2,906
Autodesk, Inc. 3.600% due 12/15/2022		3,000	3,002
Automatic Data Processing, Inc. 3.375% due 09/15/2025		160	160
Bacardi Ltd.
4.450% due 05/15/2025		4,500	4,460
4.700% due 05/15/2028		19,600	19,379
5.150% due 05/15/2038		10,500	9,982
BAE Systems PLC 3.400% due 04/15/2030		4,000	3,655
Baidu, Inc.
1.720% due 04/09/2026		5,000	4,581
2.875% due 07/06/2022		800	800
4.375% due 05/14/2024		8,100	8,159
4.375% due 03/29/2028		9,800	9,657
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		3,200	2,554
BAT Capital Corp. 2.726% due 03/25/2031		23,300	18,478
BAT International Finance PLC 3.950% due 06/15/2025		3,200	3,141
Bayer U.S. Finance LLC
3.375% due 07/15/2024		190	187
4.375% due 12/15/2028		39,300	38,311
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	200	190
Berry Global, Inc.
1.570% due 01/15/2026		$8,000	7,147
4.875% due 07/15/2026		3,700	3,538
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032		10,000	8,898
Boardwalk Pipelines LP
3.400% due 02/15/2031		18,000	15,369
3.600% due 09/01/2032		17,000	14,411
BOC Aviation USA Corp. 1.625% due 04/29/2024		17,100	16,392
Boeing Co.
1.433% due 02/04/2024		25,000	23,901
2.196% due 02/04/2026		12,100	10,925
2.950% due 02/01/2030		375	312
3.200% due 03/01/2029		185	160
3.550% due 03/01/2038		175	128
3.625% due 02/01/2031		8,500	7,345
5.150% due 05/01/2030		22,500	21,616
5.705% due 05/01/2040		21,000	19,624
5.805% due 05/01/2050		19,700	18,130
5.930% due 05/01/2060		30,000	27,382
7.950% due 08/15/2024		375	401
Bombardier, Inc.
6.000% due 02/15/2028		800	601
7.125% due 06/15/2026		7,500	6,208
Boston Scientific Corp. 2.650% due 06/01/2030		25,200	22,013
BP Capital Markets America, Inc.
3.410% due 02/11/2026		355	349
3.588% due 04/14/2027		360	351
4.234% due 11/06/2028		415	413
BRF SA 4.875% due 01/24/2030		3,000	2,381
British Airways Pass-Through Trust
3.300% due 06/15/2034		9,437	8,434
3.350% due 12/15/2030		1,254	1,095
4.250% due 05/15/2034		1,500	1,447
4.625% due 12/20/2025		659	650
Broadcom, Inc.
1.950% due 02/15/2028		200	170
2.450% due 02/15/2031		30,900	24,857
2.600% due 02/15/2033		3,800	2,927
3.137% due 11/15/2035		22,839	17,375
3.187% due 11/15/2036		24,922	18,980
3.419% due 04/15/2033		632	523
3.469% due 04/15/2034		5,532	4,510
4.150% due 11/15/2030		2,485	2,279
4.300% due 11/15/2032		5,470	4,975
4.926% due 05/15/2037		44,703	40,141

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Cameron LNG LLC
2.902% due 07/15/2031	1,400	1,234
3.302% due 01/15/2035	4,300	3,685
3.402% due 01/15/2038	10,600	9,034
Canadian Pacific Railway Co. 6.125% due 09/15/2115	10,000	10,398
Carlisle Cos., Inc.
3.750% due 11/15/2022	750	750
3.750% due 12/01/2027	100	95
CDW LLC 2.670% due 12/01/2026	10,100	9,017
Celanese U.S. Holdings LLC 4.625% due 11/15/2022	175	176
Celeo Redes Operacion Chile SA 5.200% due 06/22/2047	2,106	1,927
Centene Corp.
2.450% due 07/15/2028	3,500	2,929
2.625% due 08/01/2031	3,000	2,393
4.625% due 12/15/2029	4,300	4,022
CenterPoint Energy Resources Corp. 4.000% due 04/01/2028	195	190
Charter Communications Operating LLC
2.300% due 02/01/2032	10,400	7,880
2.800% due 04/01/2031	2,900	2,325
3.700% due 04/01/2051	5,000	3,393
3.750% due 02/15/2028	24,300	22,463
3.850% due 04/01/2061	30,100	19,853
3.900% due 06/01/2052	24,700	17,195
3.950% due 06/30/2062	15,600	10,452
4.200% due 03/15/2028	1,600	1,496
4.800% due 03/01/2050	5,400	4,290
4.908% due 07/23/2025	4,835	4,853
5.125% due 07/01/2049	17,200	14,271
5.375% due 05/01/2047	6,985	5,961
5.750% due 04/01/2048	15,890	14,276
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	5,200	4,113
3.700% due 11/15/2029	47,274	43,289
5.125% due 06/30/2027	24,335	24,445
Cheniere Energy Partners LP 4.000% due 03/01/2031	4,500	3,837
China Mengniu Dairy Co. Ltd. 2.500% due 06/17/2030	8,200	7,035
China Modern Dairy Holdings Ltd. 2.125% due 07/14/2026	3,600	3,137
Cielo USA, Inc. 3.750% due 11/16/2022	4,500	4,489
Cigna Corp. 1.934% (US0003M + 0.890%) due 07/15/2023 ~	1,900	1,902
Cisco Systems, Inc. 2.200% due 09/20/2023	150	149
Citrix Systems, Inc.
1.250% due 03/01/2026	3,200	3,100
3.300% due 03/01/2030	13,080	12,771
4.500% due 12/01/2027	9,449	9,357
Comcast Corp.
2.800% due 01/15/2051	31,800	22,562
3.250% due 11/01/2039	3,500	2,882
3.400% due 04/01/2030	300	282
3.750% due 04/01/2040	15,000	13,172
3.950% due 10/15/2025	675	679
4.150% due 10/15/2028	815	814
Community Health Systems, Inc.
4.750% due 02/15/2031	4,900	3,601
5.625% due 03/15/2027	4,200	3,566
6.000% due 01/15/2029	1,200	996
8.000% due 03/15/2026	3,100	2,832
Conagra Brands, Inc. 4.300% due 05/01/2024	19,800	19,889
ConocoPhillips Co. 2.400% due 03/07/2025	1,700	1,642
Constellation Brands, Inc. 3.700% due 12/06/2026	2,122	2,067
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «	795	797
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 «(a)	1,786	1,319
Continental Resources, Inc.
4.375% due 01/15/2028	7,450	7,017
5.750% due 01/15/2031	12,125	11,746
Corning, Inc. 4.700% due 03/15/2037	130	123
CoStar Group, Inc. 2.800% due 07/15/2030	12,400	10,336
Costco Wholesale Corp. 2.750% due 05/18/2024	480	477

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Coterra Energy, Inc. 4.375% due 06/01/2024	6,217	6,218
Crown Castle Towers LLC 4.241% due 07/15/2048	11,900	11,572
CSL Finanace PLC Co. 4.050% due 04/27/2029	4,500	4,422
CSN Inova Ventures 6.750% due 01/28/2028	2,900	2,534
CSN Resources SA
4.625% due 06/10/2031	7,900	5,622
5.875% due 04/08/2032	8,900	6,786
CVS Health Corp.
3.000% due 08/15/2026	375	359
3.750% due 04/01/2030	675	632
3.875% due 07/20/2025	16,870	16,789
4.300% due 03/25/2028	3,071	3,042
4.750% due 12/01/2022	580	582
5.125% due 07/20/2045	1,185	1,144
CVS Pass-Through Trust
4.163% due 08/11/2036	316	302
4.704% due 01/10/2036	7,471	7,168
5.789% due 01/10/2026	37	38
5.926% due 01/10/2034	340	349
6.036% due 12/10/2028	3,856	3,959
8.353% due 07/10/2031	315	360
DAE Funding LLC
1.550% due 08/01/2024	9,200	8,624
1.625% due 02/15/2024	11,850	11,230
2.625% due 03/20/2025	13,400	12,480
3.375% due 03/20/2028	6,300	5,551
Daimler Trucks Finance North America LLC
1.125% due 12/14/2023	6,600	6,340
1.930% (SOFRRATE + 0.500%) due 06/14/2023 ~	5,500	5,479
2.088% (SOFRRATE + 0.600%) due 12/14/2023 ~	8,600	8,536
2.230% (SOFRRATE + 0.750%) due 12/13/2024 ~	5,100	5,039
DaVita, Inc. 4.625% due 06/01/2030	26,775	20,965
Dell International LLC
4.000% due 07/15/2024	17,665	17,616
4.900% due 10/01/2026	16,350	16,390
5.300% due 10/01/2029	9,700	9,572
5.450% due 06/15/2023	10,886	10,999
5.850% due 07/15/2025	9,740	10,056
6.020% due 06/15/2026	19,825	20,614
6.100% due 07/15/2027	2,718	2,852
6.200% due 07/15/2030	8,617	8,977
Delta Air Lines, Inc.
2.900% due 10/28/2024	10,476	9,701
3.750% due 10/28/2029	4,200	3,336
3.800% due 04/19/2023	3,282	3,255
4.375% due 04/19/2028	1,100	936
7.000% due 05/01/2025	7,692	7,796
7.375% due 01/15/2026	35,122	35,160
Devon Energy Corp. 5.250% due 09/15/2024	8,000	8,167
Diamond Sports Group LLC 6.625% due 08/15/2027	400	50
DirecTV Financing LLC 5.875% due 08/15/2027	2,700	2,312
Discovery Communications LLC
3.800% due 03/13/2024	256	255
3.900% due 11/15/2024	100	98
3.950% due 06/15/2025	276	270
3.950% due 03/20/2028	100	93
4.900% due 03/11/2026	295	297
DISH DBS Corp. 5.250% due 12/01/2026	750	589
DT Midstream, Inc. 4.125% due 06/15/2029	4,000	3,402
DuPont de Nemours, Inc. 4.205% due 11/15/2023	600	604
Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029	3,250	2,932
3.900% due 11/15/2049	3,700	2,986
Eaton Corp.
2.750% due 11/02/2022	100	100
3.103% due 09/15/2027	175	167
Edwards Lifesciences Corp. 4.300% due 06/15/2028	6,700	6,536
Elevance Health, Inc.
2.950% due 12/01/2022	950	950
3.650% due 12/01/2027	10,275	10,008
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	1,682	1,417
Enbridge, Inc.
2.500% due 08/01/2033	14,800	11,978

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

4.250% due 12/01/2026		10,000	9,905
6.250% due 03/01/2078 •		8,700	7,752
Energy Transfer LP
3.450% due 01/15/2023		523	522
3.900% due 05/15/2024		167	166
3.900% due 07/15/2026		5,861	5,640
4.250% due 03/15/2023		884	884
4.400% due 03/15/2027		4,062	3,938
4.750% due 01/15/2026		7,050	7,033
5.000% due 10/01/2022		850	851
5.150% due 03/15/2045		1,250	1,071
5.350% due 05/15/2045		2,600	2,269
5.800% due 06/15/2038		6,230	5,855
5.950% due 10/01/2043		1,000	934
6.050% due 06/01/2041		6,400	6,157
6.125% due 12/15/2045		1,500	1,434
6.500% due 02/01/2042		3,600	3,595
6.625% due 10/15/2036		206	207
7.500% due 07/01/2038		4,302	4,616
Entergy Louisiana LLC 3.120% due 09/01/2027		4,300	4,092
Enterprise Products Operating LLC
3.350% due 03/15/2023		200	200
4.150% due 10/16/2028		400	391
4.250% due 02/15/2048		2,485	2,096
4.450% due 02/15/2043		6,890	6,015
4.875% due 08/16/2077 •		15,300	12,201
5.375% due 02/15/2078 •		10,400	8,219
5.700% due 02/15/2042		2,002	2,021
EQM Midstream Partners LP 4.000% due 08/01/2024		2,746	2,555
EQT Corp. 3.900% due 10/01/2027		3,500	3,263
Essential Utilities, Inc. 3.566% due 05/01/2029		1,800	1,683
Expedia Group, Inc.
2.950% due 03/15/2031		9,250	7,367
3.250% due 02/15/2030		10,900	9,101
6.250% due 05/01/2025		8,034	8,284
Exxon Mobil Corp.
2.709% due 03/06/2025		450	441
2.726% due 03/01/2023		200	200
FactSet Research Systems, Inc. 2.900% due 03/01/2027		11,300	10,576
Ferguson Finance PLC 3.250% due 06/02/2030		4,900	4,247
Fidelity National Information Services, Inc. 1.150% due 03/01/2026		300	266
Fiserv, Inc.
3.500% due 07/01/2029		3,000	2,739
3.800% due 10/01/2023		320	320
4.200% due 10/01/2028		4,905	4,731
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		36,900	30,170
Flex Ltd. 4.875% due 06/15/2029		18,100	17,449
Ford Foundation 2.815% due 06/01/2070		7,500	5,176
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029		8,500	7,364
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	1,900	1,748
Freeport Minerals Corp. 9.500% due 06/01/2031		$200	256
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		9,900	7,837
Gazprom PJSC Via Gaz Capital SA
4.250% due 04/06/2024	GBP	5,600	2,301
4.950% due 03/23/2027		$4,700	1,410
5.150% due 02/11/2026		5,900	1,917
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		26,803	25,068
Georgia-Pacific LLC 8.000% due 01/15/2024		800	848
Global Payments, Inc. 3.200% due 08/15/2029		10,772	9,423
Gold Fields Orogen Holdings BVI Ltd.
5.125% due 05/15/2024		10,000	10,096
6.125% due 05/15/2029		2,600	2,661
GSK Consumer Healthcare Capital U.S. LLC
3.375% due 03/24/2027		4,802	4,600
3.375% due 03/24/2029		1,700	1,592
Guara Norte SARL 5.198% due 06/15/2034		3,277	2,664
Gulfstream Natural Gas System LLC 4.600% due 09/15/2025		2,900	2,903

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Halliburton Co. 3.800% due 11/15/2025		7	7
HCA, Inc.
3.500% due 07/15/2051		4,500	3,082
3.625% due 03/15/2032		2,700	2,281
4.125% due 06/15/2029		16,300	14,878
4.625% due 03/15/2052		2,400	1,924
5.000% due 03/15/2024		12,404	12,471
5.125% due 06/15/2039		1,000	877
5.250% due 06/15/2026		30	30
Hess Corp. 7.875% due 10/01/2029		3,600	4,144
HF Sinclair Corp. 5.875% due 04/01/2026		14,906	15,053
Hilton Grand Vacations Borrower Escrow LLC 5.000% due 06/01/2029		13,550	10,997
Home Depot, Inc.
2.800% due 09/14/2027		850	811
3.750% due 02/15/2024		375	379
Humana, Inc.
1.350% due 02/03/2027		7,100	6,214
2.150% due 02/03/2032		7,800	6,323
3.150% due 12/01/2022		5,000	5,002
3.700% due 03/23/2029		3,300	3,127
Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025		900	887
4.200% due 05/01/2030		3,200	3,019
Huntsman International LLC 4.500% due 05/01/2029		20,200	19,067
Hyatt Hotels Corp.
1.800% due 10/01/2024		5,400	5,109
2.563% (SOFRINDX + 1.050%) due 10/01/2023 ~		7,400	7,388
4.375% due 09/15/2028		150	142
5.625% due 04/23/2025		2,600	2,636
6.000% due 04/23/2030		3,900	3,934
Hyundai Capital America
0.875% due 06/14/2024		5,400	5,052
1.150% due 11/10/2022		11,900	11,817
1.500% due 06/15/2026		14,200	12,585
2.000% due 06/15/2028		16,700	14,057
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (a)	EUR	1,700	1,558
Illinois Tool Works, Inc. 3.500% due 03/01/2024		$550	552
Imperial Brands Finance PLC
3.125% due 07/26/2024		9,900	9,594
3.500% due 07/26/2026		12,600	11,825
3.875% due 07/26/2029		18,600	16,769
Infor, Inc. 1.750% due 07/15/2025		8,900	8,242
Innophos Holdings, Inc. 9.375% due 02/15/2028		5,200	4,745
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		6,500	5,544
International Business Machines Corp.
3.000% due 05/15/2024		100	99
3.375% due 08/01/2023		297	298
3.625% due 02/12/2024		100	100
International Flavors & Fragrances, Inc.
0.697% due 09/15/2022		5,100	5,076
2.300% due 11/01/2030		9,000	7,405
3.268% due 11/15/2040		1,400	1,071
Interpublic Group of Cos., Inc. 4.200% due 04/15/2024		41	41
JetBlue Pass-Through Trust
2.750% due 11/15/2033		6,822	5,924
4.000% due 05/15/2034		361	336
Johns Hopkins Health System 2.767% due 05/15/2023		400	397
Johnson & Johnson 2.625% due 01/15/2025		225	222
Kansas City Southern 4.950% due 08/15/2045		1,631	1,576
Kellogg Co. 3.400% due 11/15/2027		150	144
Kimberly-Clark Corp.
3.100% due 03/26/2030		225	211
3.950% due 11/01/2028		115	115
Kinder Morgan Energy Partners LP
3.450% due 02/15/2023		1,609	1,611
7.300% due 08/15/2033		5,726	6,388
7.400% due 03/15/2031		500	562
7.500% due 11/15/2040		5,500	6,198
Kinder Morgan, Inc.
5.300% due 12/01/2034		1,000	979
5.625% due 11/15/2023		2,620	2,669

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

7.750% due 01/15/2032	16,050	18,745
Komatsu Finance America, Inc. 2.437% due 09/11/2022	2,400	2,397
Kraft Heinz Foods Co.
5.000% due 06/04/2042	2,400	2,197
6.500% due 02/09/2040	1,258	1,362
6.875% due 01/26/2039	18,500	20,362
7.125% due 08/01/2039	7,120	7,989
L3Harris Technologies, Inc.
3.850% due 06/15/2023	185	185
4.400% due 06/15/2028	345	339
Las Vegas Sands Corp.
2.900% due 06/25/2025	8,300	7,413
3.200% due 08/08/2024	114,110	107,911
3.500% due 08/18/2026	19,100	16,626
Legacy LifePoint Health LLC 4.375% due 02/15/2027	100	86
Leidos, Inc.
2.300% due 02/15/2031	16,750	13,361
4.375% due 05/15/2030	9,100	8,427
Lennar Corp. 4.750% due 11/29/2027	1,120	1,088
Lenovo Group Ltd.
3.421% due 11/02/2030	6,000	5,114
5.875% due 04/24/2025	8,600	8,856
Level 3 Financing, Inc.
3.400% due 03/01/2027	670	578
3.875% due 11/15/2029	12,050	9,976
Liberty Utilities Finance GP 1 2.050% due 09/15/2030	7,000	5,747
Linde, Inc.
2.650% due 02/05/2025	350	344
2.700% due 02/21/2023	150	150
Live Nation Entertainment, Inc. 3.750% due 01/15/2028	700	606
Lockheed Martin Corp.
3.550% due 01/15/2026	162	162
4.300% due 06/15/2062	17,000	16,005
Lundin Energy Finance BV 3.100% due 07/15/2031	13,698	11,347
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026	7,658	8,524
Magallanes, Inc.
5.050% due 03/15/2042	2,700	2,301
5.141% due 03/15/2052	13,800	11,601
Marriott International, Inc.
3.125% due 02/15/2023	220	219
3.500% due 10/15/2032	9,700	8,379
3.600% due 04/15/2024	700	694
4.150% due 12/01/2023	4,700	4,720
4.500% due 10/01/2034	6,099	5,620
4.625% due 06/15/2030	6,100	5,854
5.750% due 05/01/2025	116	120
Marvell Technology, Inc.
1.650% due 04/15/2026	9,176	8,232
4.875% due 06/22/2028	10,800	10,661
Massachusetts Institute of Technology 4.678% due 07/01/2114	150	151
McDonald's Corp.
2.625% due 09/01/2029	4,100	3,678
3.300% due 07/01/2025	355	353
3.800% due 04/01/2028	225	221
MDC Holdings, Inc. 3.966% due 08/06/2061	4,200	2,425
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	22,575	16,903
5.250% due 04/26/2026	18,800	13,287
5.375% due 12/04/2029	8,300	5,022
5.625% due 07/17/2027	2,200	1,478
5.750% due 07/21/2028	19,850	12,803
Merck & Co., Inc. 3.400% due 03/07/2029	975	943
MGM China Holdings Ltd.
5.250% due 06/18/2025	13,055	10,035
5.375% due 05/15/2024	15,200	12,973
5.875% due 05/15/2026	10,902	8,258
Micron Technology, Inc.
4.185% due 02/15/2027	190	186
4.975% due 02/06/2026	210	212
5.327% due 02/06/2029	6,400	6,373
Microsoft Corp.
2.000% due 08/08/2023	585	580
2.375% due 05/01/2023	375	374
2.400% due 08/08/2026	675	650
2.875% due 02/06/2024	400	399
3.125% due 11/03/2025	730	731

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.300% due 02/06/2027		625	621
4.200% due 11/03/2035		250	257
Mileage Plus Holdings LLC 6.500% due 06/20/2027		4,700	4,633
Mitchells & Butlers Finance PLC 1.738% (SONIO/N + 0.569%) due 12/15/2030 ~	GBP	675	778
Mondelez International Holdings Netherlands BV 2.125% due 09/19/2022		$400	399
Moody's Corp.
2.000% due 08/19/2031		4,300	3,512
3.250% due 05/20/2050		11,450	8,540
4.875% due 02/15/2024		1,500	1,530
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		5,000	4,464
MPLX LP
3.375% due 03/15/2023		100	100
4.500% due 04/15/2038		9,900	8,697
4.800% due 02/15/2029		100	98
4.875% due 12/01/2024		450	454
4.900% due 04/15/2058		2,600	2,157
4.950% due 03/14/2052		4,100	3,552
6.875% due 02/15/2023 •(f)		7,800	7,447
Mylan, Inc.
3.125% due 01/15/2023		10,460	10,399
4.200% due 11/29/2023		9,500	9,473
National Fuel Gas Co. 2.950% due 03/01/2031		9,100	7,395
Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	11,187
4.875% due 04/15/2028		$1,700	1,603
Newcastle Coal Infrastructure Group Pty. Ltd. 4.400% due 09/29/2027		2,100	1,865
Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		2,500	2,057
5.750% due 11/15/2041		2,500	2,471
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	3,600	3,529
3.043% due 09/15/2023		$16,000	15,740
3.201% due 09/17/2028	EUR	2,600	2,428
3.522% due 09/17/2025		$8,400	7,960
4.345% due 09/17/2027		17,100	15,710
4.810% due 09/17/2030		800	711
Norfolk Southern Corp. 4.100% due 05/15/2121		4,200	3,169
Northrop Grumman Corp.
2.930% due 01/15/2025		125	122
7.750% due 03/15/2026		102	114
7.750% due 02/15/2031		285	344
NVIDIA Corp. 3.200% due 09/16/2026		300	297
NVR, Inc. 3.000% due 05/15/2030		38,014	32,787
NXP BV
3.875% due 06/18/2026		6,700	6,463
4.300% due 06/18/2029		7,685	7,339
4.875% due 03/01/2024		2,600	2,627
5.350% due 03/01/2026		4,800	4,897
O'Reilly Automotive, Inc. 3.800% due 09/01/2022		105	105
Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/01/2022 (d)(f)		3,579	15
ONE Gas, Inc. 0.850% due 03/11/2023		3,600	3,522
ONEOK Partners LP
3.375% due 10/01/2022		2,032	2,032
5.000% due 09/15/2023		7,200	7,278
6.125% due 02/01/2041		1,700	1,623
6.200% due 09/15/2043		3,450	3,254
Oracle Corp.
2.625% due 02/15/2023		200	199
2.875% due 03/25/2031 (h)		6,900	5,692
4.000% due 07/15/2046		11,000	8,153
4.000% due 11/15/2047		3,700	2,751
4.100% due 03/25/2061 (h)		16,600	11,779
Organon & Co. 2.875% due 04/30/2028	EUR	12,500	11,009
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023		$8,600	8,700
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		1,700	1,447
Penske Truck Leasing Co. LP
2.700% due 11/01/2024		18,400	17,679
3.900% due 02/01/2024		3,100	3,087
4.125% due 08/01/2023		3,000	3,012
4.875% due 07/11/2022		3,500	3,501

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

PepsiCo, Inc.
2.250% due 03/19/2025		180	176
2.625% due 07/29/2029		440	408
3.000% due 10/15/2027		260	253
PerkinElmer, Inc. 3.300% due 09/15/2029		300	266
Perrigo Finance Unlimited Co. 4.375% due 03/15/2026		2,200	2,082
Petroleos Mexicanos 6.700% due 02/16/2032		21,351	16,325
PetSmart, Inc. 4.750% due 02/15/2028		3,100	2,691
Pfizer, Inc. 3.400% due 05/15/2024		150	150
PGT Innovations, Inc. 4.375% due 10/01/2029		200	158
Phillips 66
0.900% due 02/15/2024		13,900	13,245
3.550% due 10/01/2026		436	424
3.605% due 02/15/2025		65	64
Pioneer Natural Resources Co. 7.200% due 01/15/2028		4,497	4,948
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		3,000	2,570
Procter & Gamble Co. 2.700% due 02/02/2026		450	443
Prosus NV
3.680% due 01/21/2030		2,500	1,994
3.832% due 02/08/2051		7,300	4,410
4.027% due 08/03/2050		1,200	747
Qatar Energy 3.125% due 07/12/2041		8,700	6,844
Qorvo, Inc. 1.750% due 12/15/2024		775	725
QUALCOMM, Inc.
3.250% due 05/20/2027		20	20
4.650% due 05/20/2035		285	292
Quanta Services, Inc.
2.350% due 01/15/2032		6,600	5,119
2.900% due 10/01/2030		3,100	2,557
QVC, Inc. 5.450% due 08/15/2034		1,700	1,176
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027		695	725
Raytheon Technologies Corp.
3.150% due 12/15/2024		325	321
3.950% due 08/16/2025		355	356
4.125% due 11/16/2028		600	593
7.200% due 08/15/2027		125	140
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030		15,900	12,763
RELX Capital, Inc. 3.000% due 05/22/2030		900	810
Renesas Electronics Corp.
1.543% due 11/26/2024		4,000	3,738
2.170% due 11/25/2026		3,200	2,858
Republic Services, Inc. 2.500% due 08/15/2024		260	252
Rockies Express Pipeline LLC
3.600% due 05/15/2025		10,200	9,265
4.800% due 05/15/2030		3,100	2,586
Rolls-Royce PLC
3.625% due 10/14/2025		7,264	6,485
4.625% due 02/16/2026	EUR	1,000	987
5.750% due 10/15/2027		$5,400	4,881
Roper Technologies, Inc. 3.125% due 11/15/2022		200	200
Royalty Pharma PLC 1.750% due 09/02/2027		13,750	11,733
S&P Global, Inc.
4.250% due 05/01/2029		12,542	12,415
4.750% due 08/01/2028		1,000	1,017
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		6,411	6,440
5.625% due 04/15/2023		1,200	1,212
5.625% due 03/01/2025		6,175	6,305
5.750% due 05/15/2024		8,410	8,584
5.875% due 06/30/2026		10,705	11,079
Salesforce, Inc. 3.250% due 04/11/2023		250	251
Sands China Ltd.
2.550% due 03/08/2027		2,400	1,752
3.100% due 03/08/2029		2,500	1,773
3.250% due 08/08/2031		2,400	1,590
3.800% due 01/08/2026		15,600	12,524
4.875% due 06/18/2030		4,000	2,931

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

5.125% due 08/08/2025		23,300	19,585
5.400% due 08/08/2028		8,400	6,490
Santos Finance Ltd. 3.649% due 04/29/2031		20,000	16,986
Sasol Financing USA LLC 5.875% due 03/27/2024		250	245
Saudi Arabian Oil Co. 2.250% due 11/24/2030		1,000	853
SF Holding Investment Ltd.
2.875% due 02/20/2030 (j)		10,900	9,356
3.125% due 11/17/2031		1,500	1,276
Sherwin-Williams Co.
3.300% due 02/01/2025		500	497
3.450% due 08/01/2025		200	196
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023		26	26
SK Hynix, Inc.
1.000% due 01/19/2024		7,100	6,783
2.375% due 01/19/2031		5,000	3,944
Smith & Nephew PLC 2.032% due 10/14/2030		6,900	5,497
Southern Co. 2.950% due 07/01/2023		210	208
Southwest Airlines Co.
3.000% due 11/15/2026		175	164
3.450% due 11/16/2027		100	94
4.750% due 05/04/2023		18,870	19,028
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022		167	167
Spectra Energy Partners LP
3.500% due 03/15/2025		275	270
4.750% due 03/15/2024		650	656
Spirit AeroSystems, Inc.
3.850% due 06/15/2026		3,800	3,261
3.950% due 06/15/2023		6,910	6,489
4.600% due 06/15/2028		18,831	13,934
5.500% due 01/15/2025		1,100	1,019
7.500% due 04/15/2025		9,600	8,943
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		1,017	891
4.100% due 10/01/2029		2,034	1,952
Sprint Spectrum Co. LLC 4.738% due 03/20/2025		13,131	13,143
Standard Industries, Inc. 4.375% due 07/15/2030		2,350	1,858
Stanley Black & Decker, Inc. 4.000% due 03/15/2060 •		150	130
Stryker Corp. 1.950% due 06/15/2030		12,550	10,436
Studio City Finance Ltd.
5.000% due 01/15/2029		16,000	8,286
6.500% due 01/15/2028		13,100	7,365
Sunny Optical Technology Group Co. Ltd. 3.750% due 01/23/2023		12,700	12,711
Syngenta Finance NV
3.375% due 04/16/2026	EUR	1,400	1,450
4.441% due 04/24/2023		$10,900	10,992
4.892% due 04/24/2025		5,500	5,519
5.182% due 04/24/2028		38,073	38,578
T-Mobile USA, Inc.
2.050% due 02/15/2028		10,500	9,126
2.550% due 02/15/2031		21,800	18,366
3.000% due 02/15/2041		32,700	24,438
3.300% due 02/15/2051		40,000	29,214
3.400% due 10/15/2052		4,600	3,407
3.500% due 04/15/2025		8,543	8,366
3.600% due 11/15/2060		5,700	4,167
3.875% due 04/15/2030		21,750	20,319
Take-Two Interactive Software, Inc. 3.700% due 04/14/2027		7,600	7,384
Targa Resources Corp.
4.200% due 02/01/2033		2,700	2,449
4.950% due 04/15/2052		8,000	6,873
Target Corp. 2.250% due 04/15/2025		250	242
TCI Communications, Inc. 7.875% due 02/15/2026		600	674
TD SYNNEX Corp.
1.250% due 08/09/2024		6,300	5,885
1.750% due 08/09/2026		9,940	8,770
2.375% due 08/09/2028		14,300	12,071
2.650% due 08/09/2031		8,700	7,038
Tencent Holdings Ltd.
2.390% due 06/03/2030		22,600	18,937
3.595% due 01/19/2028		1,500	1,426
3.680% due 04/22/2041		4,794	3,816

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.975% due 04/11/2029		34,900	33,091
Tencent Music Entertainment Group 2.000% due 09/03/2030		10,400	8,130
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022		271	267
Time Warner Cable LLC 4.500% due 09/15/2042		9,000	7,040
Times Square Hotel Trust 8.528% due 08/01/2026		338	348
TransCanada PipeLines Ltd.
4.250% due 05/15/2028		40	39
5.600% due 03/31/2034		5,258	5,410
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		2,900	2,607
7.850% due 02/01/2026		12,066	13,339
TransDigm, Inc. 8.000% due 12/15/2025		200	203
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		7,350	6,034
Travel & Leisure Co. 4.625% due 03/01/2030		5,700	4,426
Trimble, Inc. 4.900% due 06/15/2028		2,100	2,049
Trinity Acquisition PLC 4.400% due 03/15/2026		35	35
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		2,617	2,177
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		157	143
4.625% due 12/03/2026		338	311
7.125% due 04/22/2025		583	589
Unigel Luxembourg SA 8.750% due 10/01/2026		8,900	8,823
Union Pacific Corp.
2.950% due 01/15/2023		500	501
3.500% due 06/08/2023		100	100
United Airlines Pass-Through Trust
2.700% due 11/01/2033		7,280	6,230
2.875% due 04/07/2030		16,645	15,218
3.100% due 01/07/2030		1,110	1,016
3.100% due 04/07/2030		3,887	3,330
3.450% due 01/07/2030		8,541	7,422
3.500% due 09/01/2031		1,409	1,291
3.700% due 09/01/2031		3,085	2,735
4.150% due 10/11/2025		1,225	1,204
4.150% due 02/25/2033		9,556	9,005
5.875% due 04/15/2029		27,184	26,757
United Parcel Service, Inc. 2.450% due 10/01/2022		290	290
UnitedHealth Group, Inc. 2.900% due 05/15/2050		5,500	4,131
Univision Communications, Inc. 5.125% due 02/15/2025		2,200	2,075
Vale Overseas Ltd.
3.750% due 07/08/2030		8,500	7,463
6.875% due 11/21/2036		4,996	5,374
6.875% due 11/10/2039		3,600	3,839
VeriSign, Inc. 2.700% due 06/15/2031		1,706	1,375
Viking Cruises Ltd. 13.000% due 05/15/2025		7,400	7,594
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		500	395
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(b)		2,800	140
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,800	5,707
5.250% due 05/15/2029		1,000	1,040
Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031		$15,700	12,664
VMware, Inc.
2.200% due 08/15/2031		3,300	2,602
3.900% due 08/21/2027		16,435	15,790
4.500% due 05/15/2025		12,042	12,087
4.650% due 05/15/2027		13,038	12,983
4.700% due 05/15/2030		24,482	23,630
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		16,100	15,577
Walmart, Inc.
2.350% due 12/15/2022		675	675
2.550% due 04/11/2023		475	475
Walt Disney Co.
2.650% due 01/13/2031 (j)		33,080	29,143
3.500% due 05/13/2040		13,400	11,444
3.700% due 09/15/2024		400	401
7.700% due 10/30/2025		153	171

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Weir Group PLC 2.200% due 05/13/2026	19,600	17,257
Western Digital Corp. 4.750% due 02/15/2026	3,600	3,445
Western Midstream Operating LP 3.950% due 06/01/2025	150	142
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	18,633	18,014
Williams Cos., Inc. 4.850% due 03/01/2048	6,000	5,441
Woodside Finance Ltd.
3.650% due 03/05/2025	9,700	9,540
3.700% due 09/15/2026	11,375	10,980
3.700% due 03/15/2028	6,100	5,693
4.500% due 03/04/2029	5,000	4,816
Wyeth LLC 6.450% due 02/01/2024	100	105
Wynn Macau Ltd.
4.875% due 10/01/2024	6,050	4,507
5.500% due 01/15/2026	14,400	9,995
5.500% due 10/01/2027	59,720	38,736
5.625% due 08/26/2028	3,100	1,918
Xiaomi Best Time International Ltd. 2.875% due 07/14/2031	6,000	4,652
Yara International ASA 4.750% due 06/01/2028	12,500	11,983
Yellowstone Energy LP 5.750% due 12/31/2026 «	2,430	2,506
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	500	416
6.125% due 03/01/2028	5,100	3,697

		4,053,959

UTILITIES 8.0%
AEP Texas, Inc. 2.100% due 07/01/2030	5,300	4,412
AES Corp.
3.300% due 07/15/2025	10,200	9,585
3.950% due 07/15/2030	10,200	9,230
Alliant Energy Finance LLC 3.600% due 03/01/2032	1,500	1,360
American Electric Power Co., Inc. 3.875% due 02/15/2062 •	6,200	4,907
Arizona Public Service Co.
2.650% due 09/15/2050	8,900	5,716
3.350% due 05/15/2050	3,750	2,760
AT&T, Inc.
1.650% due 02/01/2028	220	191
2.301% (US0003M + 0.890%) due 02/15/2023 ~	3,925	3,926
2.750% due 06/01/2031	23,700	20,488
3.500% due 06/01/2041	49,000	39,207
3.550% due 09/15/2055	23,160	17,391
3.650% due 06/01/2051	25,700	20,140
3.650% due 09/15/2059	30,575	22,967
3.850% due 06/01/2060	25,750	19,948
4.300% due 02/15/2030	19,954	19,489
4.350% due 03/01/2029	600	591
9.150% due 02/01/2023	746	769
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024	2,600	2,465
Berkshire Hathaway Energy Co. 4.450% due 01/15/2049	1,850	1,728
Bharti Airtel International Netherlands BV 5.350% due 05/20/2024	1,500	1,530
Bharti Airtel Ltd. 4.375% due 06/10/2025	5,000	4,983
Black Hills Corp.
2.500% due 06/15/2030	10,400	8,697
3.875% due 10/15/2049	5,500	4,412
BP Capital Markets PLC 3.279% due 09/19/2027	545	522
CenterPoint Energy, Inc. 4.250% due 11/01/2028	360	352
Clearway Energy Operating LLC 3.750% due 02/15/2031	3,500	2,832
Cleco Corporate Holdings LLC 3.743% due 05/01/2026	12,005	11,597
Cleveland Electric Illuminating Co. 3.500% due 04/01/2028	4,200	3,956
Constellation Energy Generation LLC
5.750% due 10/01/2041	2,579	2,503
6.250% due 10/01/2039	990	1,014
Dominion Energy, Inc. 2.250% due 08/15/2031	10,600	8,726

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Duke Energy Carolinas LLC
2.450% due 08/15/2029		16,100	14,379
2.950% due 12/01/2026		160	155
3.200% due 08/15/2049		500	392
6.050% due 04/15/2038		1,227	1,368
Duke Energy Corp.
2.400% due 08/15/2022		500	500
3.400% due 06/15/2029		765	700
Duke Energy Florida LLC 3.200% due 01/15/2027		1,100	1,074
Duke Energy Ohio, Inc. 6.900% due 06/01/2025		6,800	7,320
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027		15,400	14,328
Edison International
3.125% due 11/15/2022		3,500	3,495
5.750% due 06/15/2027		11,400	11,580
Electricite de France SA
4.500% due 09/21/2028		1,000	973
4.875% due 01/22/2044		500	424
Emera U.S. Finance LP 4.750% due 06/15/2046		15,000	13,234
Enel Finance International NV
1.875% due 07/12/2028		9,100	7,639
2.250% due 07/12/2031		10,100	7,938
2.875% due 07/12/2041		4,100	2,767
Entergy Corp.
1.900% due 06/15/2028		5,900	5,068
3.750% due 06/15/2050		1,000	787
Entergy Texas, Inc. 1.750% due 03/15/2031		4,129	3,343
Evergy Metro, Inc. 2.250% due 06/01/2030		400	345
Exelon Corp. 4.050% due 04/15/2030		7,100	6,820
Fells Point Funding Trust 3.046% due 01/31/2027		11,500	10,614
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	18,800	5,910
2.950% due 01/27/2029		$18,600	5,580
3.000% due 06/29/2027		5,100	1,530
3.250% due 02/25/2030		21,600	6,480
Georgia Power Co.
2.650% due 09/15/2029		9,800	8,634
3.250% due 03/15/2051		16,500	12,152
3.700% due 01/30/2050		4,200	3,344
Greenko Investment Co. 4.875% due 08/16/2023		4,000	3,875
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		24,300	21,718
India Green Power Holdings 4.000% due 02/22/2027		8,100	6,348
IPALCO Enterprises, Inc. 3.700% due 09/01/2024		2,650	2,622
ITC Holdings Corp. 2.950% due 05/14/2030		1,800	1,589
Jersey Central Power & Light Co. 4.300% due 01/15/2026		9,450	9,345
Metropolitan Edison Co. 3.500% due 03/15/2023		1,500	1,490
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		2,500	2,442
Midwest Connector Capital Co. LLC
3.900% due 04/01/2024		39,000	38,298
4.625% due 04/01/2029		3,155	2,979
Mississippi Power Co. 3.950% due 03/30/2028		14,645	14,268
Monongahela Power Co. 4.100% due 04/15/2024		450	450
Narragansett Electric Co. 3.395% due 04/09/2030		3,100	2,914
NextEra Energy Capital Holdings, Inc.
4.800% due 12/01/2077 •		4,300	3,528
5.650% due 05/01/2079 •		5,000	4,399
NGPL PipeCo LLC 4.875% due 08/15/2027		8,570	8,487
NiSource, Inc. 3.490% due 05/15/2027		225	216
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022		16,482	8,859
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		3,094	1,909
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		828	799
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)		18,062	4,515

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Oi SA (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (a)	7,500	3,682
ONEOK, Inc.
2.750% due 09/01/2024	6,300	6,097
4.550% due 07/15/2028	24,203	23,425
4.950% due 07/13/2047	9,972	8,522
5.200% due 07/15/2048	3,985	3,542
6.000% due 06/15/2035	700	685
6.350% due 01/15/2031	8,600	8,993
Pacific Gas & Electric Co.
2.500% due 02/01/2031	7,500	5,744
2.950% due 03/01/2026	3,900	3,549
3.000% due 06/15/2028	8,100	6,988
3.150% due 01/01/2026	14,901	13,664
3.250% due 06/01/2031	6,600	5,338
3.300% due 03/15/2027	5,300	4,753
3.300% due 12/01/2027	27,516	24,049
3.300% due 08/01/2040	2,700	1,866
3.400% due 08/15/2024	200	192
3.450% due 07/01/2025	19,655	18,503
3.500% due 06/15/2025	5,800	5,498
3.500% due 08/01/2050	13,050	8,741
3.750% due 07/01/2028	15,079	13,326
3.750% due 08/15/2042	2,600	1,764
3.850% due 11/15/2023	745	735
4.200% due 03/01/2029	1,000	894
4.250% due 08/01/2023	1,600	1,592
4.250% due 03/15/2046	2,100	1,538
4.300% due 03/15/2045	1,932	1,408
4.500% due 07/01/2040	2,900	2,252
4.500% due 12/15/2041	4,300	3,170
4.550% due 07/01/2030	7,800	6,938
4.600% due 06/15/2043	4,900	3,747
4.650% due 08/01/2028	17,000	15,765
4.750% due 02/15/2044	5,700	4,379
4.950% due 07/01/2050	5,465	4,371
5.250% due 03/01/2052	13,600	11,230
PacifiCorp 2.900% due 06/15/2052	13,300	9,726
Pennsylvania Electric Co.
3.600% due 06/01/2029	1,020	963
4.150% due 04/15/2025	2,600	2,559
6.150% due 10/01/2038	1,600	1,724
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.000% due 06/30/2030	1,200	986
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	4,300	3,214
3.640% due 11/01/2046	1,500	1,195
Plains All American Pipeline LP 2.850% due 01/31/2023	5,402	5,379
Public Service Co. of Oklahoma
2.200% due 08/15/2031	1,400	1,169
3.150% due 08/15/2051	6,500	4,784
Public Service Enterprise Group, Inc. 2.650% due 11/15/2022	4,825	4,822
Puget Energy, Inc. 4.100% due 06/15/2030	5,500	5,118
Rio Oil Finance Trust
8.200% due 04/06/2028	16,121	16,773
9.750% due 01/06/2027	8,336	8,889
San Diego Gas & Electric Co.
1.700% due 10/01/2030	12,400	10,190
4.100% due 06/15/2049	9,500	8,444
Sempra Energy
3.400% due 02/01/2028	2,840	2,684
4.125% due 04/01/2052 •	4,100	3,296
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023	900	899
Southern California Edison Co.
0.975% due 08/01/2024	16,475	15,544
1.200% due 02/01/2026	7,200	6,450
2.500% due 06/01/2031	7,600	6,389
2.750% due 02/01/2032	10,500	8,881
2.950% due 02/01/2051	12,000	8,159
3.450% due 02/01/2052	8,200	6,119
3.650% due 02/01/2050	2,000	1,533
3.700% due 08/01/2025	8,800	8,665
3.900% due 12/01/2041	1,100	895
3.900% due 03/15/2043	6,100	4,906
4.000% due 04/01/2047	14,900	12,115
4.650% due 10/01/2043	600	546
4.700% due 06/01/2027	600	602
4.875% due 03/01/2049	8,468	7,692
6.650% due 04/01/2029	8,039	8,604
Southern California Gas Co. 2.550% due 02/01/2030	2,200	1,947

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Southern Co. Gas Capital Corp.
1.750% due 01/15/2031	12,000	9,498
3.250% due 06/15/2026	5,475	5,261
3.875% due 11/15/2025	2,300	2,260
4.400% due 05/30/2047	5,154	4,507
Southwest Gas Corp. 4.050% due 03/15/2032	5,775	5,247
Southwestern Electric Power Co. 3.250% due 11/01/2051	7,193	5,339
Sprint Corp.
7.125% due 06/15/2024	600	618
7.875% due 09/15/2023	3,700	3,826
System Energy Resources, Inc. 2.140% due 12/09/2025	13,800	12,826
Targa Resources Partners LP 5.500% due 03/01/2030	5,200	4,971
Toledo Edison Co. 2.650% due 05/01/2028	11,334	10,630
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	200	197
Transcanada Trust 5.300% due 03/15/2077 •	22,550	20,182
Verizon Communications, Inc.
2.100% due 03/22/2028	2,100	1,867
2.296% (SOFRINDX + 0.790%) due 03/20/2026 ~	17,100	16,826
2.355% due 03/15/2032	3,275	2,718
2.511% (US0003M + 1.100%) due 05/15/2025 ~	4,000	3,978
2.850% due 09/03/2041	4,150	3,118
3.000% due 03/22/2027	875	832
3.875% due 03/01/2052	12,100	10,168
4.016% due 12/03/2029	8,034	7,788
4.329% due 09/21/2028	195	194
Vodafone Group PLC 5.125% due 06/04/2081 •	11,100	7,428
WEC Energy Group, Inc.
1.800% due 10/15/2030	2,700	2,176
2.200% due 12/15/2028	1,000	876
Xcel Energy, Inc. 3.400% due 06/01/2030	240	221

		1,120,670

Total Corporate Bonds & Notes (Cost $11,201,266)		9,758,380

MUNICIPAL BONDS & NOTES 0.0%
FLORIDA 0.0%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.705% due 07/01/2027	1,700	1,539
2.154% due 07/01/2030	6,200	5,394

Total Municipal Bonds & Notes (Cost $7,900)		6,933

U.S. GOVERNMENT AGENCIES 3.1%
Freddie Mac
5.992% due 11/25/2055 «~	3,324	2,035
10.624% (US0001M + 9.000%) due 03/25/2029 ~	497	502
Uniform Mortgage-Backed Security
3.000% due 01/01/2045	154	147
3.500% due 07/01/2046	2,102	2,057
4.000% due 08/01/2049	208	207
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2052	153,900	138,289
3.000% due 07/01/2052 - 08/01/2052	83,000	77,321
3.500% due 07/01/2052	50,492	48,571
4.000% due 04/01/2052 - 07/01/2052	95,350	93,932
4.500% due 07/01/2052	67,500	67,777

Total U.S. Government Agencies (Cost $431,368)		430,838

U.S. TREASURY OBLIGATIONS 32.8%
U.S. Treasury Bonds
1.375% due 11/15/2040 (j)(n)	312,980	225,529
1.875% due 02/15/2041 (j)	333,300	261,543
1.875% due 11/15/2051 (j)	486,438	365,133
2.000% due 11/15/2041 (j)	361,900	287,569
2.250% due 05/15/2041 (j)	163,533	136,524
2.250% due 02/15/2052 (j)	109,000	89,738
2.500% due 02/15/2046 (j)	89,225	75,726
2.500% due 05/15/2046 (j)	91,308	77,462
2.875% due 05/15/2052	96,300	90,981
3.125% due 02/15/2042 (j)	74,170	71,079
3.125% due 08/15/2044 (j)	70,025	66,392
3.250% due 05/15/2042	31,200	30,459
3.375% due 05/15/2044 (j)	93,084	91,953

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

U.S. Treasury Notes
0.125% due 05/31/2023 (j)(l)(n)	100,000	97,528
0.125% due 08/31/2023 (l)(n)	250,000	241,958
0.375% due 10/31/2023 (l)(n)	300,000	289,945
0.500% due 11/30/2023 (j)(l)(n)	100,000	96,617
0.875% due 01/31/2024	100,000	96,781
1.000% due 12/15/2024	235,000	223,847
1.375% due 10/31/2028 (j)(l)(n)	270,107	243,571
1.750% due 01/31/2023	144,800	144,108
1.875% due 10/31/2022 (l)(n)	34,048	34,020
1.875% due 02/28/2027 (j)(l)(n)	355,100	337,102
1.875% due 02/15/2032 (j)	597,529	541,418
2.750% due 07/31/2023	200,000	199,594
2.875% due 05/15/2032 (j)	125,155	123,767
3.125% due 11/15/2028 (j)(l)(n)	58,613	58,748

Total U.S. Treasury Obligations (Cost $5,055,532)		4,599,092

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
American Home Mortgage Assets Trust 1.416% due 10/25/2046 •	1,642	1,224
American Home Mortgage Investment Trust 3.836% due 11/25/2045 ^•	552	294
Banc of America Alternative Loan Trust 5.750% due 11/25/2035 ^	190	161
Banc of America Funding Trust
1.754% due 01/25/2037 •	6,081	5,544
1.992% due 10/20/2036 •	1,183	927
2.024% due 05/25/2037 ^•	328	308
2.172% due 06/20/2047 •	889	769
3.180% due 06/20/2037 ~	3,147	2,787
5.750% due 01/25/2037	2,410	2,045
6.000% due 03/25/2037	1,199	1,045
39.250% due 07/25/2047 ^•	779	1,075
Banc of America Mortgage Trust 2.876% due 10/25/2035 ~	645	600
BCAP LLC Trust
2.064% due 05/25/2047 ^•	560	547
3.357% due 07/26/2036 ~	125	113
6.000% due 07/26/2037 ~	268	239
Bear Stearns Adjustable Rate Mortgage Trust 3.615% due 06/25/2047 ^~	1,729	1,624
Bear Stearns ALT-A Trust
1.944% (US0001M + 0.320%) due 08/25/2036 ~	487	445
2.875% due 04/25/2035 ~	10,593	9,865
3.370% due 03/25/2036 ^~	199	168
3.497% due 08/25/2036 ^~	913	526
Chase Mortgage Finance Trust 6.000% due 06/25/2037	2,833	1,540
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 2.304% (US0001M + 0.680%) due 08/25/2037 ~	343	306
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.904% due 01/25/2035 •	389	372
Citigroup Mortgage Loan Trust 3.207% due 03/25/2037 ^~	241	211
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	829	537
Countrywide Alternative Loan Trust
1.802% due 09/20/2046 •	1,179	1,132
1.822% due 09/20/2046 •	1,676	1,327
1.826% (12MTA + 1.350%) due 08/25/2035 ^~	1,758	1,515
1.834% due 04/25/2047 •	1,254	1,014
1.944% due 07/25/2036 •	12	43
1.974% due 05/25/2037 ^•	636	247
2.004% due 09/25/2046 ^•	1,482	1,412
5.500% due 07/25/2035	1,016	851
5.500% due 01/25/2036	896	680
6.000% due 03/25/2036 ^	840	453
6.000% due 05/25/2036 ^	89	49
6.000% due 06/25/2037	1,528	866
6.500% due 12/25/2036 ^	374	205
Credit Suisse Commercial Mortgage Trust 2.291% due 06/15/2034 •	4,788	4,647
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035	6,821	6,018
Credit Suisse Mortgage Capital Certificates
3.222% due 06/26/2037 ~	2,031	1,961
3.281% due 04/28/2037 ~	1,048	1,022
Credit Suisse Mortgage Capital Trust
2.938% due 12/26/2059 ~	1,679	1,657
3.089% due 05/27/2037 ~	3,287	2,273
CSAIL Commercial Mortgage Trust 3.718% due 08/15/2048	6,500	6,391
Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~	56,154	54,833

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

GSR Mortgage Loan Trust 2.064% (US0001M + 0.440%) due 08/25/2046 ~	19,365	5,471
HarborView Mortgage Loan Trust
1.817% due 12/19/2036 •	2,447	2,152
2.112% (US0001M + 0.500%) due 01/19/2036 ~	1,779	1,137
3.913% due 06/19/2036 ^~	674	349
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037 ^	114	97
IndyMac INDX Mortgage Loan Trust 2.104% due 07/25/2035 •	6,942	6,558
JP Morgan Alternative Loan Trust
3.330% due 05/25/2037 ^~	730	643
6.810% due 08/25/2036 ^þ	978	930
Lehman Mortgage Trust 6.000% due 07/25/2037 ^	124	112
Merrill Lynch Mortgage Investors Trust 2.968% due 05/25/2033 ~	3	3
Morgan Stanley Mortgage Loan Trust 5.962% due 06/25/2036 ^~	389	135
Morgan Stanley Re-REMIC Trust 5.500% due 01/26/2037 ~	11	11
MortgageIT Mortgage Loan Trust 2.024% due 04/25/2036 •	4,032	3,089
New Century Alternative Mortgage Loan Trust 6.667% due 07/25/2036 ^þ	911	255
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	35,422	34,330
2.750% due 11/25/2059 ~	22,721	21,802
4.500% due 05/25/2058 ~	8,206	8,165
Ready Capital Mortgage Financing LLC 2.574% due 07/25/2036 •	4,899	4,700
Residential Accredit Loans, Inc. Trust
1.259% due 10/25/2037 ~	4,153	3,830
1.984% due 05/25/2036 •	870	796
2.004% (US0001M + 0.380%) due 08/25/2036 ^~	608	590
2.044% due 04/25/2046 •	6,139	1,947
3.564% due 07/25/2035 ~	158	147
4.393% due 01/25/2036 ^~	1,111	915
Starwood Mortgage Trust 2.374% due 04/15/2034 •	3,400	3,304
Structured Adjustable Rate Mortgage Loan Trust
1.924% due 08/25/2036 ^•	633	466
3.147% due 02/25/2036 ^~	46	42
3.289% due 05/25/2036 ^~	1,026	748
TBW Mortgage-Backed Trust 6.280% due 01/25/2037 þ	6,705	1,082
Wachovia Mortgage Loan Trust LLC 2.548% due 05/20/2036 ^~	191	190
WaMu Mortgage Pass-Through Certificates Trust 3.368% due 07/25/2037 ^~	306	293
Washington Mutual Mortgage Pass-Through Certificates Trust
1.316% due 11/25/2046 ^•	966	804
6.000% due 07/25/2036	207	159
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	114	106

Total Non-Agency Mortgage-Backed Securities (Cost $237,157)		227,226

ASSET-BACKED SECURITIES 3.6%
522 Funding CLO Ltd. 2.103% due 10/20/2031 •	8,200	8,012
Aames Mortgage Investment Trust 2.824% due 06/25/2035 •	948	939
AASET Trust 3.967% due 05/16/2042	2,316	1,926
Accredited Mortgage Loan Trust 1.884% (US0001M + 0.260%) due 09/25/2036 ~	1,504	1,475
ACE Securities Corp. Home Equity Loan Trust
1.784% due 08/25/2036 ^•	1,590	450
1.824% (US0001M + 0.200%) due 12/25/2036 ~	5,149	1,567
2.569% (US0001M + 0.945%) due 05/25/2035 ~	5,500	5,285
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ	3,303	2,703
Anchorage Capital CLO Ltd.
2.184% (US0003M + 1.140%) due 07/15/2032 ~	7,300	7,125
2.276% due 07/22/2032 •	12,900	12,540
Apidos CLO 1.944% (US0003M + 0.900%) due 07/18/2029 ~	13,400	13,192
Ares CLO Ltd. 2.186% (US0003M + 1.050%) due 04/22/2031 ~	9,600	9,366
Argent Securities Trust
1.734% due 09/25/2036 •	1,709	625
2.164% due 05/25/2036 •	1,335	365
2.184% (US0001M + 0.560%) due 04/25/2036 ~	6,673	2,427
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.384% due 02/25/2036 •	2,274	1,852

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Asset-Backed Funding Certificates Trust 1.754% due 01/25/2037 •	3,943	2,877
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	492	493
Bear Stearns Asset-Backed Securities Trust
1.854% due 11/25/2036 •	6,743	6,177
1.974% due 12/25/2035 ^•	260	145
2.624% due 08/25/2035 •	115	82
Benefit Street Partners CLO Ltd. 2.124% due 07/15/2032 •	8,700	8,537
Blackbird Capital Aircraft Lease Securitization Ltd. 4.213% due 12/16/2041 þ	4,040	3,577
Brightspire Capital Ltd. 2.762% due 08/19/2038 •	7,500	7,325
Carlyle Global Market Strategies CLO Ltd. 2.361% due 08/14/2030 •	22,500	22,170
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~	13,500	13,250
Carrington Mortgage Loan Trust 1.874% due 10/25/2036 •	2,337	1,955
Catamaran CLO Ltd. 2.236% due 04/22/2030 •	24,375	24,057
CIT Mortgage Loan Trust 3.124% due 10/25/2037 •	3,500	3,277
Citigroup Mortgage Loan Trust
1.824% due 01/25/2037 •	9,572	5,002
2.144% due 03/25/2036 •	1,268	1,188
Countrywide Asset-Backed Certificates Trust
1.764% due 07/25/2037 ^•	722	708
1.844% (US0001M + 0.220%) due 09/25/2047 ^~	346	335
1.854% due 05/25/2037 •	2,624	2,474
2.104% due 03/25/2036 •	1,197	1,151
Countrywide Asset-Backed Certificates Trust, Inc. 2.364% (US0001M + 0.740%) due 08/25/2047 ~	2,528	2,431
Credit-Based Asset Servicing & Securitization Trust 1.774% due 11/25/2036 •	1,186	596
Crestline Denali CLO Ltd. 2.093% (US0003M + 1.030%) due 04/20/2030 ~	15,500	15,275
ECAF Ltd.
3.473% due 06/15/2040	244	158
4.947% due 06/15/2040	5,339	3,377
Ellington Loan Acquisition Trust 2.724% due 05/25/2037 •	3,969	3,844
Fremont Home Loan Trust
1.774% due 01/25/2037 •	1,508	719
1.964% due 02/25/2037 •	1,868	725
GSAA Home Equity Trust
1.924% due 07/25/2036 •	49,902	14,641
1.944% due 05/25/2036 •	33,087	9,623
2.134% due 01/25/2036 •	10,542	9,368
3.027% due 03/25/2036 ~	1,271	631
GSAMP Trust
1.784% due 01/25/2037 •	2,979	1,918
1.794% due 01/25/2037 •	8,436	8,189
1.904% (US0001M + 0.280%) due 09/25/2036 ~	74,017	29,751
Home Equity Loan Trust 1.964% due 04/25/2037 •	3,100	2,757
Home Equity Mortgage Loan Asset-Backed Trust 2.374% due 10/25/2035 •	3,659	3,567
JP Morgan Mortgage Acquisition Trust
2.074% (US0001M + 0.450%) due 07/25/2036 ~	8,826	7,966
6.080% due 08/25/2036 þ	1,373	934
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	3,483	2,821
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	9,540	8,554
LCCM Trust 2.524% due 12/13/2038 •	8,600	8,432
Lehman XS Trust 1.984% due 06/25/2036 •	152	151
Long Beach Mortgage Loan Trust
1.944% (US0001M + 0.320%) due 09/25/2036 ~	13,759	4,493
1.984% due 03/25/2046 •	5,058	4,302
2.104% due 09/25/2036 •	4,352	1,428
MAPS Ltd. 4.212% due 05/15/2043	4,421	4,102
MASTR Asset-Backed Securities Trust
2.104% due 03/25/2036 •	2,473	1,828
2.344% due 12/25/2034 •	8,464	8,019
2.374% due 10/25/2035 ^•	1,152	1,096
Merrill Lynch Mortgage Investors Trust
1.884% (US0001M + 0.260%) due 03/25/2037 ~	7,312	6,474
2.074% (US0001M + 0.450%) due 02/25/2047 ~	5,311	3,439
2.374% (US0001M + 0.750%) due 09/25/2035 ~	863	824
3.648% due 02/25/2037 ^þ	10,751	1,661

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

METAL LLC 4.581% due 10/15/2042		8,082	6,372
Morgan Stanley ABS Capital, Inc. Trust
1.764% due 10/25/2036 •		1,024	521
1.774% due 11/25/2036 •		1,509	959
1.774% due 12/25/2036 •		733	405
1.774% due 02/25/2037 •		3,949	2,234
1.804% due 02/25/2037 •		11,697	4,057
1.824% (US0001M + 0.200%) due 02/25/2037 ~		518	293
1.844% (US0001M + 0.220%) due 10/25/2036 ~		1,119	572
1.854% due 02/25/2037 •		4,457	1,550
2.124% due 08/25/2036 •		6,190	3,442
2.244% due 12/25/2035 •		411	403
2.874% due 07/25/2037 •		2,100	1,910
Morgan Stanley Home Equity Loan Trust
1.724% due 04/25/2037 •		231	134
1.974% due 04/25/2037 •		1,103	646
New Century Home Equity Loan Trust
1.784% (US0001M + 0.160%) due 08/25/2036 ~		7,883	7,641
2.329% due 02/25/2036 •		6,100	5,065
NovaStar Mortgage Funding Trust
1.774% due 03/25/2037 •		1,134	459
1.834% (US0001M + 0.210%) due 01/25/2037 ~		4,503	1,683
2.124% due 10/25/2036 •		1,146	709
Option One Mortgage Loan Trust 1.764% (US0001M + 0.140%) due 01/25/2037 ~		4,140	2,584
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	1,938	2,006
Palmer Square Loan Funding Ltd. 1.863% (US0003M + 0.800%) due 07/20/2029 ~		$26,247	25,919
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.359% (US0001M + 0.735%) due 08/25/2035 ~		4,855	4,764
RBSSP Resecuritization Trust 1.166% due 11/26/2036 •		394	387
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ		10,989	5,412
Residential Asset Mortgage Products Trust 2.084% (US0001M + 0.460%) due 12/25/2035 ~		7,847	6,865
S-Jets Ltd. 3.967% due 08/15/2042		8,470	7,456
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		6,053	5,061
Securitized Asset-Backed Receivables LLC Trust 2.124% due 03/25/2036 •		1,297	851
Specialty Underwriting & Residential Finance Trust
1.894% (US0001M + 0.270%) due 04/25/2037 ~		902	675
1.924% due 06/25/2037 •		521	324
3.455% due 02/25/2037 ^þ		1,532	658
START Ireland 4.089% due 03/15/2044		2,224	2,040
Structured Asset Investment Loan Trust
1.774% due 09/25/2036 •		245	239
1.944% due 05/25/2036 •		55	55
Structured Asset Securities Corp. Mortgage Loan Trust 2.124% due 11/25/2037 •		8,000	7,325
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		4,777	4,338
Thunderbolt Aircraft Lease Ltd. 4.212% due 05/17/2032 þ		2,036	1,754
Towd Point Mortgage Trust
2.624% (US0001M + 1.000%) due 05/25/2058 ~		1,290	1,276
2.750% due 06/25/2057 ~		4,998	4,884
Venture CLO Ltd. 2.193% due 04/20/2032 •		4,000	3,914
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		17,600	16,386
Vibrant CLO Ltd. 2.183% (US0003M + 1.120%) due 07/20/2032 ~		3,100	3,013
Voya CLO Ltd. 2.044% (US0003M + 1.000%) due 10/15/2030 ~		3,700	3,637

Total Asset-Backed Securities (Cost $547,204)			499,601

SOVEREIGN ISSUES 3.2%
Argentina Government International Bond
1.000% due 07/09/2029		233	55
1.125% due 07/09/2046 þ		1,610	371
2.500% due 07/09/2041 þ		9,535	2,479
Australia Government International Bond 1.000% due 11/21/2031	AUD	43,650	23,826
Canada Government International Bond 1.500% due 12/01/2031	CAD	72,800	48,689
Canada Housing Trust 1.950% due 12/15/2025		59,800	44,350
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$12,600	11,979

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Export-Import Bank of India 3.250% due 01/15/2030		6,000	5,225
Italy Government International Bond 6.875% due 09/27/2023		8,500	8,827
Kuwait International Government Bond 3.500% due 03/20/2027		14,500	14,461
Mexico Government International Bond 3.771% due 05/24/2061		3,350	2,182
Peru Government International Bond
5.350% due 08/12/2040	PEN	17,300	3,388
5.400% due 08/12/2034		24,500	5,171
5.940% due 02/12/2029		56,943	13,598
6.350% due 08/12/2028		141,200	34,787
8.200% due 08/12/2026		344,800	94,210
Qatar Government International Bond
3.750% due 04/16/2030		$15,000	14,903
4.400% due 04/16/2050		5,300	5,072
Romania Government International Bond
1.750% due 07/13/2030	EUR	5,700	4,270
2.125% due 03/07/2028		5,000	4,324
2.875% due 04/13/2042		2,300	1,415
3.750% due 02/07/2034		500	394
Russia Government International Bond
4.250% due 06/23/2027 ^(b)		$400	110
4.875% due 09/16/2023		600	159
5.250% due 06/23/2047 ^(b)		400	106
5.625% due 04/04/2042 ^(b)		9,200	2,714
5.875% due 09/16/2043 ^(b)		1,200	354
7.500% due 03/31/2030 ^(b)		99	27
Saudi Government International Bond
2.250% due 02/02/2033		14,100	11,749
2.875% due 03/04/2023		4,200	4,195
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	1,327,000	86,376
Ukraine Government International Bond 7.750% due 09/01/2022		$6,300	3,559

Total Sovereign Issues (Cost $546,086)			453,325

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (c)		441,790	1
Urbi Desarrollos Urbanos SAB de CV (c)		7,056	3

			4

ENERGY 0.0%
Constellation Oil 'B' «(c)(h)		2,022,200	219

INDUSTRIALS 0.0%
Westmoreland Mining Holdings «(c)(h)		48,126	0

MATERIALS 0.0%
Petra Diamonds Ltd. (c)		1,042,150	1,135

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(c)		889,838	0

Total Common Stocks (Cost $14,395)			1,358

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(h)		3	0

FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «		4,263	0

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024		11,865	3

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Warrants (Cost $591)		3

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%	7,750	9,420

Total Convertible Preferred Securities (Cost $5,523)		9,420

PREFERRED SECURITIES 6.4%
BANKING & FINANCE 4.5%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(f)	30,000	3,038
American AgCredit Corp. 5.250% due 06/15/2026 •(f)	14,000,000	12,863
Bank of America Corp.
5.125% due 06/20/2024 •(f)	14,100,000	13,158
5.875% due 03/15/2028 •(f)	61,384,000	53,974
6.250% due 09/05/2024 •(f)	5,200,000	5,067
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(f)	8,000,000	7,240
Capital Farm Credit ACA 5.000% due 03/15/2026 •(f)	35,500,000	31,861
Charles Schwab Corp.
4.000% due 12/01/2030 •(f)	44,000,000	33,924
5.000% due 12/01/2027 •(f)	7,950,000	6,433
5.375% due 06/01/2025 •(f)	10,300,000	10,223
Citigroup, Inc.
3.875% due 02/18/2026 •(f)	33,200,000	27,639
4.000% due 12/10/2025 •(f)	10,000,000	8,675
4.150% due 11/15/2026 •(f)	6,700,000	5,394
4.700% due 01/30/2025 •(f)	14,000,000	11,410
5.000% due 09/12/2024 •(f)	49,800,000	43,949
6.300% due 05/15/2024 •(f)	11,800,000	11,057
Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(f)	16,000,000	12,782
5.650% due 10/06/2025 •(f)	18,950,000	18,643
CoBank ACB
4.250% due 01/01/2027 •(f)	7,900,000	6,776
6.200% (US0003M + 3.744%) due 01/01/2025 ~(f)	106,000	10,918
6.250% (US0003M + 4.557%) due 10/01/2022 ~(f)	25,000	2,514
6.250% due 10/01/2026 •(f)	9,300,000	8,812
Discover Financial Services 6.125% due 06/23/2025 •(f)	17,000,000	17,041
Encina Private Credit LLC «	3,793	0
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(f)	3,000,000	2,880
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(f)	9,000,000	7,009
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(f)	23,000,000	18,895
4.000% due 04/01/2025 •(f)	35,600,000	29,415
4.600% due 02/01/2025 •(f)	10,000,000	8,470
4.625% due 06/01/2026 (f)	327,000	6,494
4.709% (US0003M + 3.470%) due 10/30/2022 ~(f)	19,594,000	18,604
5.000% due 08/01/2024 •(f)	52,120,000	46,028
5.150% due 05/01/2023 •(f)	9,506,000	9,007
6.100% due 10/01/2024 •(f)	2,600,000	2,430
6.125% due 04/30/2024 •(f)	935,000	891
6.750% due 02/01/2024 •(f)	790,000	796
MetLife Capital Trust 7.875% due 12/15/2067	2,000,000	2,161
Morgan Stanley
5.300% due 12/15/2025 •(f)	10,280,000	9,432
5.875% due 09/15/2026 •(f)	3,000,000	2,924
Nationwide Building Society 10.250% ~	156,400	27,889
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(f)	7,900,000	6,018
SBL Holdings, Inc. 7.000% due 05/13/2025 •(f)	3,550,000	2,938
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(f)	12,627,500	12,886
SVB Financial Group 4.250% due 11/15/2026 •(f)	10,000,000	7,564
Truist Financial Corp. 5.100% due 03/01/2030 •(f)	8,600,000	7,826
U.S. Bancorp 5.300% due 04/15/2027 •(f)	6,245,000	5,322
Wells Fargo & Co.
3.900% due 03/15/2026 •(f)	20,500,000	17,668
4.250% due 09/15/2026 (f)	678,800	11,933

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

5.875% due 06/15/2025 •(f)		475,000	464
5.900% due 06/15/2024 •(f)		650,000	589

			629,924

ENERGY 0.2%
Energy Transfer LP 7.600% (US0003M + 5.161%) due 05/15/2024 ~(f)		1,367,000	31,851

INDUSTRIALS 0.4%
Energy Transfer LP
6.500% due 11/15/2026 •(f)		12,500,000	11,080
6.750% due 05/15/2025 •(f)		16,500,000	13,830
General Electric Co. 5.159% (US0003M + 3.330%) due 09/15/2022 ~(f)		26,865,000	23,640
Land O' Lakes, Inc. 7.000% due 09/18/2028 (f)		4,600,000	4,350

			52,900

UTILITIES 1.3%
AT&T Mobility LLC 7.000% due 10/20/2022 «(f)(h)		6,388,322	162,190
Dominion Energy, Inc. 4.650% due 12/15/2024 •(f)		5,100,000	4,557
Edison International 5.000% due 12/15/2026 •(f)		4,500,000	3,592
Sempra Energy 4.875% due 10/15/2025 •(f)		7,300,000	6,734

			177,073

Total Preferred Securities (Cost $1,007,077)			891,748

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Welltower, Inc.		74,398	6,127

Total Real Estate Investment Trusts (Cost $4,200)			6,127

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.9%
COMMERCIAL PAPER 0.6%
Constellation Brands, Inc.
1.700% due 07/01/2022		18,500	18,499
1.750% due 07/07/2022		22,600	22,591
2.400% due 07/15/2022		19,500	19,483
International Flavors & Fragrances, Inc. 3.000% due 07/15/2022		14,600	14,588
Verizon Communications, Inc. 1.250% due 07/12/2022		5,300	5,297

			80,458

REPURCHASE AGREEMENTS (i) 0.3%			37,466

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (d)(e)	ARS	506,300	1,697

U.S. TREASURY BILLS 0.0%
1.043% due 08/18/2022 (d)(e)(n)		$607	606

Total Short-Term Instruments (Cost $120,865)			120,227

Total Investments in Securities (Cost $19,511,940)			17,299,917

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		982,772	9,537

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $9,537)	9,537

Total Investments in Affiliates (Cost $9,537)	9,537

Total Investments 123.5% (Cost $19,521,477)	$17,309,454
Financial Derivative Instruments (k)(m) (0.2)%(Cost or Premiums, net $105,537)	(22,084)
Other Assets and Liabilities, net (23.3)%	(3,274,459)

Net Assets 100.0%	$14,012,911

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022	09/24/2020	$172,791	$162,190	1.16%
Citigroup, Inc. 2.561% due 05/01/2032	04/27/2021	4,500	3,710	0.03
Citigroup, Inc. 3.785% due 03/17/2033	03/10/2022	9,700	8,748	0.06
Constellation Oil 'B'	06/10/2022	219	219	0.00
Constellation Oil Class 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Deutsche Bank AG 1.447% due 04/01/2025	03/30/2021	4,500	4,208	0.03
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	30,800	27,394	0.20
Deutsche Bank AG 3.035% due 05/28/2032	06/21/2021	7,746	6,061	0.04
Flourish Century 6.600% due 02/04/2049	08/25/2021	4,432	496	0.00
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	13,688	9,867	0.07
Oracle Corp. 2.875% due 03/25/2031	03/22/2021	6,890	5,692	0.04
Oracle Corp. 4.100% due 03/25/2061	03/24/2021 – 07/08/2021	18,078	11,779	0.08
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	6,689	0.05
Westmoreland Mining Holdings	12/08/2014	1,406	0	0.00

$280,750	$247,053	1.76%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$37,466	U.S. Treasury Notes 3.000% due 06/30/2024	$(38,215)	$37,466	$37,466

Total Repurchase Agreements	$(38,215)	$37,466	$37,466

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	(2.250)%	05/23/2022	TBD(3)	$(1,969)	$(1,964)
IND	2.130	06/15/2022	09/15/2022	(161,094)	(161,247)
2.130	06/21/2022	09/15/2022	(21,791)	(21,804)
JML	(1.750)	04/13/2022	07/06/2022	(357)	(355)
RDR	1.810	06/21/2022	07/21/2022	(261,949)	(262,080)

Total Reverse Repurchase Agreements	$(447,450)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

BCY	1.480%	06/24/2022	07/01/2022	$(63,137)	$(63,155)
1.560	06/27/2022	07/11/2022	(8,888)	(8,889)
BOS	1.370	06/22/2022	07/06/2022	(86,936)	(86,966)
1.540	06/28/2022	07/05/2022	(39,036)	(39,041)
MSC	1.450	06/27/2022	07/05/2022	(123,111)	(123,131)
1.510	06/27/2022	07/11/2022	(28,225)	(28,230)
1.520	06/23/2022	07/07/2022	(177,729)	(177,789)
1.530	07/01/2022	07/14/2022	(1,648)	(1,648)
UBS	1.150	05/26/2022	07/26/2022	(826,089)	(827,039)
1.230	06/10/2022	07/11/2022	(669,331)	(669,811)
1.375	06/07/2022	08/12/2022	(36,632)	(36,666)
1.630	06/23/2022	08/02/2022	(467,631)	(467,800)

Total Sale-Buyback Transactions	$(2,530,165)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2052	87,000	$(74,919)	$(75,445)

Total Short Sales (0.5)%	$(74,919)	$(75,445)

(j)	Securities with an aggregate market value of $3,012,222 and cash of $2,186 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(3,372,619) at a weighted average interest rate of 0.731%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(1,729) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	4,454	$1,081,932	$3,179	$2,283	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	29	$(4,522)	$124	$0	$(109)

Total Futures Contracts	$3,303	$2,283	$(109)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.304%	$4,400	$(154)	$54	$(100)	$1	$0
Newell Brands, Inc.	(1.000)	Quarterly	06/20/2023	0.702	10,100	(116)	58	(58)	0	(1)
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	1.746	17,700	(80)	325	245	6	0

$(350)	$437	$87	$7	$(1)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	1.674%		$6,100	$1,207	$(466)	$741	$0	$(6)
AES Corp.	5.000	Quarterly	06/20/2026	1.854		2,100	430	(160)	270	0	0
Airbus Finance BV	1.000	Quarterly	12/20/2025	1.003	EUR	2,800	64	(63)	1	0	(14)
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.982		$3,900	83	(79)	4	0	(6)
AT&T, Inc.	1.000	Quarterly	12/20/2024	1.030		4,300	71	(62)	9	0	(3)
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.142		40,700	686	(788)	(102)	0	(32)
Atlantia SPA	1.000	Quarterly	12/20/2025	3.043	EUR	5,800	(262)	(135)	(397)	0	(51)
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.502		$24,600	178	(113)	65	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.096		22,400	395	(278)	117	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.141		19,400	413	(197)	216	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.181		10,000	264	(97)	167	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2022	1.222		18,400	(1)	(13)	(14)	0	(2)
Boeing Co.	1.000	Quarterly	06/20/2023	1.520		25,900	96	(218)	(122)	0	(7)
Boeing Co.	1.000	Quarterly	12/20/2023	1.745		5,800	38	(98)	(60)	0	(6)
Boeing Co.	1.000	Quarterly	12/20/2026	2.445		3,100	(16)	(159)	(175)	0	(4)
BP Capital Markets PLC	1.000	Quarterly	12/20/2025	0.992	EUR	10,800	256	(250)	6	0	(50)
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.782		16,400	309	(212)	97	0	(36)
British Telecommunications PLC	1.000	Quarterly	12/20/2025	1.038		700	9	(10)	(1)	0	(3)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.575		1,000	(10)	(20)	(30)	0	(7)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.697		15,500	(48)	(567)	(615)	0	(121)
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.798		$2,800	(12)	(77)	(89)	0	(4)
DISH DBS Corp.	5.000	Quarterly	12/20/2022	7.140		8,500	534	(498)	36	0	(4)
DISH DBS Corp.	5.000	Quarterly	06/20/2023	10.945		400	27	(43)	(16)	0	(1)
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.494		7,400	64	28	92	0	(1)
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	2.093		2,200	17	(113)	(96)	0	(10)
Ford Motor Co.	5.000	Quarterly	06/20/2023	2.766		3,200	255	(183)	72	0	(3)
Ford Motor Co.	5.000	Quarterly	12/20/2023	3.074		2,000	181	(98)	83	0	(5)
Ford Motor Co.	5.000	Quarterly	12/20/2024	3.479		7,400	854	(589)	265	0	(25)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	3.001		2,400	231	(160)	71	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2023	0.844		9,100	109	(63)	46	0	(3)
General Electric Co.	1.000	Quarterly	06/20/2024	0.920		7,200	77	(46)	31	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2024	1.096		23,900	190	(177)	13	0	(27)
General Electric Co.	1.000	Quarterly	06/20/2026	1.530		8,500	58	(198)	(140)	0	(6)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700		900	10	(35)	(25)	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	2.634		13,700	2,619	(1,323)	1,296	0	(18)
Hess Corp.	1.000	Quarterly	06/20/2026	1.625		6,900	(53)	(102)	(155)	0	(9)
Hess Corp.	1.000	Quarterly	12/20/2026	1.797		4,800	(49)	(104)	(153)	0	(9)
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.277		4,200	561	(213)	348	0	0
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.505		56,900	425	(275)	150	0	(2)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Lennar Corp.	5.000	Quarterly	12/20/2026	2.322		2,900	598	(285)	313	0	(6)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.258		2,500	42	(26)	16	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.383		2,800	61	(28)	33	0	(2)
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.541		5,500	138	(76)	62	0	(1)
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.398		2,200	60	(4)	56	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.736		9,800	223	(124)	99	0	(1)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.537		19,500	487	(266)	221	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.084	EUR	34,500	(1,657)	913	(744)	0	(60)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	3.087		29,700	(1,794)	263	(1,531)	0	(241)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	3.940		4,400	(419)	(10)	(429)	0	(38)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.096		11,000	(1,113)	(148)	(1,261)	0	(105)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.436		$5,900	97	(80)	17	0	(1)
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	1.573		1,500	(5)	(29)	(34)	0	(2)
Stellantis NV	5.000	Quarterly	12/20/2026	2.172	EUR	4,100	959	(447)	512	0	(28)
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	1.293		7,000	85	(202)	(117)	0	(17)
Tesco PLC	1.000	Quarterly	12/20/2024	0.914		13,800	304	(269)	35	0	(31)
Tesco PLC	1.000	Quarterly	12/20/2027	1.570		12,700	30	(410)	(380)	0	(69)
Tesco PLC	1.000	Quarterly	06/20/2028	1.643		9,800	21	(378)	(357)	0	(59)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2022	0.589		$1,800	28	(19)	9	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	1.105		2,500	57	(66)	(9)	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.198		6,200	149	(198)	(49)	0	(8)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	1.272		4,100	(1)	(48)	(49)	0	(4)
Vodafone Group PLC	1.000	Quarterly	06/20/2023	0.240	EUR	11,200	248	(157)	91	0	(1)
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.383		3,600	96	(49)	47	0	(2)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	2.074		8,900	61	(595)	(534)	0	(117)

							$9,015	$(10,992)	$(1,977)	$0	$(1,280)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-31 5-Year Index		1.000%	Quarterly	06/20/2024		$1,128	$2	$(94)	$(92)	$0	$0
CDX.IG-38 5-Year Index		1.000	Quarterly	06/20/2027		1,967,000	24,887	(24,910)	(23)	0	(383)
iTraxx Crossover 36 5-Year Index		5.000	Quarterly	12/20/2026	EUR	20,100	619	(970)	(351)	0	(183)
iTraxx Crossover 37 5-Year Index		5.000	Quarterly	06/20/2027		18,000	220	(777)	(557)	0	(171)
iTraxx Europe Main 34 5-Year Index		1.000	Quarterly	12/20/2025		208,900	6,734	(6,328)	406	0	(411)
iTraxx Europe Main 36 5-Year Index		1.000	Quarterly	12/20/2026		41,400	92	(285)	(193)	0	(101)
iTraxx Europe Main 37 5-Year Index		1.000	Quarterly	06/20/2027		577,900	2,907	(8,075)	(5,168)	0	(1,553)

							$35,461	$(41,439)	$(5,978)	$0	$(2,802)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/21/2027	GBP	5,200	$(421)	$(183)	$(604)	$60	$0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		97,000	9,408	7,665	17,073	0	(1,765)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		29,900	6,404	5,102	11,506	0	(890)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	4,724,400	(1,028)	1,052	24	0	(41)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		4,094,400	(1,450)	1,287	(163)	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		$251,700	9,739	11,093	20,832	0	(1,393)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	298,700	0	(1,635)	(1,635)	138	0
Pay	1-Year BRL-CDI	11.180	Maturity	01/02/2025		87,600	0	(466)	(466)	40	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		568,000	0	(2,667)	(2,667)	261	0
Pay	1-Year BRL-CDI	10.990	Maturity	01/04/2027		21,500	0	(170)	(170)	13	0
Pay	1-Year BRL-CDI	11.224	Maturity	01/04/2027		222,800	38	(1,521)	(1,483)	135	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		58,500	0	(383)	(383)	35	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		36,600	0	(239)	(239)	22	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	93,300	(704)	(4,315)	(5,019)	1,233	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		69,200	(252)	(2,245)	(2,497)	929	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		31,400	(118)	(1,026)	(1,144)	424	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		339,200	39,080	26,258	65,338	0	(5,872)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		10,300	1,242	2,423	3,665	0	(267)
Pay	28-Day MXN-TIIE	5.125	Lunar	03/24/2023	MXN	2,569,900	0	(3,946)	(3,946)	7	0
Pay	28-Day MXN-TIIE	5.345	Lunar	06/13/2023		725,600	0	(1,421)	(1,421)	14	0
Pay	28-Day MXN-TIIE	5.400	Lunar	03/05/2026		1,036,800	17	(6,053)	(6,036)	175	0
Pay	UKRPI	3.530	Maturity	10/15/2031	GBP	38,600	2,980	(8,605)	(5,625)	179	0

							$64,935	$20,005	$84,940	$3,665	$(10,275)

Total Swap Agreements							$109,061	$(31,989)	$77,072	$3,672	$(14,358)

(l)

Securities with an aggregate market value of $209,766 and cash of $16,949 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2022		GBP	139,569		$176,469		$6,572		$0
		07/2022		PEN	177,346		44,012		0		(2,216)
		07/2022			$20,227		DKK	142,209	0		(190)
		07/2022			7,504		GBP	6,008	0		(191)
		07/2022			4,172		PEN	15,644	0		(90)
		07/2022		ZAR	101,943		$6,644		383		0
		08/2022		DKK	141,920		20,227		195		0
		08/2022		IDR	235,051		16		0		0
		08/2022			$15,379		NOK	146,431	0		(500)
		08/2022			2,408		PEN	9,000	0		(66)
		11/2022			18,187		ZAR	276,667	0		(1,395)
		11/2022		ZAR	30,716		$1,935		70		0
		01/2023		PEN	10,185		2,681		67		0
BPS		07/2022		JPY	78,500		608		29		0
		07/2022		MXN	51,956		2,484		0		(100)
		07/2022			$272,266		EUR	258,575	0		(1,292)
		07/2022			8,606		GBP	6,935	7		(171)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

	07/2022		4,085	MXN	82,101	0	(3)
	07/2022	ZAR	6,328		$404	16	0
	08/2022	CAD	27,392		21,177	0	(104)
	08/2022	EUR	240,227		253,131	923	0
	08/2022		$3,137	IDR	46,257,026	0	(47)
	08/2022		60	INR	4,695	0	(1)
	08/2022	ZAR	245,242		$15,360	350	0
	09/2022	MXN	82,101		4,025	0	(4)
	11/2022	ZAR	95,508		5,950	153	0
BRC	07/2022		$7,523	GBP	6,142	0	(46)
	08/2022		3,438	IDR	50,893,157	0	(38)
	08/2022		10,600	NOK	103,730	0	(60)
	11/2022	ZAR	572,455		$38,185	3,442	0
CBK	07/2022	BRL	72,696		13,879	0	(12)
	07/2022	PEN	208,407		53,075	0	(1,277)
	07/2022		$14,965	BRL	72,696	0	(1,074)
	07/2022		1,370	EUR	1,283	0	(25)
	07/2022		32,091	PEN	122,849	111	(169)
	08/2022	PEN	40,031		$10,373	0	(44)
	08/2022		$7,574	PEN	28,436	0	(172)
	09/2022	PEN	192,763		$50,389	379	(6)
	10/2022		$19,331	MXN	405,821	500	0
	11/2022	PEN	179,556		$45,237	0	(1,086)
	04/2023		89,719		22,718	0	(150)
DUB	07/2022	DKK	38,659		5,725	278	0
	07/2022	PLN	1,229		282	8	0
	12/2022	ZAR	140,758		8,959	444	0
	02/2023		$1,117	ZAR	18,655	4	0
GLM	07/2022		1,568	PEN	5,875	0	(35)
	08/2022		704	COP	2,837,934	0	(26)
	08/2022		2,837	PEN	10,647	0	(67)
	09/2022	HKD	2,010		$257	0	0
	09/2022		$789	MXN	15,950	0	(6)
	10/2022		17,771		363,744	4	0
	11/2022	ZAR	37,660		$2,346	60	0
	05/2023		$1,962	ZAR	32,787	0	(9)
HUS	07/2022	AUD	20,752		$14,292	0	(32)
	07/2022	MXN	30,145		1,464	0	(35)
	07/2022		$1,343	GBP	1,096	0	(9)
	08/2022	CAD	6,788		$5,298	24	0
	08/2022	CNH	1,127		168	0	(1)
	08/2022		$14,294	AUD	20,752	33	0
	08/2022		2,029	IDR	29,744,638	0	(41)
	05/2023	CNH	1,135		$169	0	(1)
JPM	07/2022		$722	MXN	14,683	7	0
	08/2022	CNH	495		$74	0	0
	08/2022		$4,597	IDR	67,614,870	0	(79)
MYI	07/2022	BRL	72,696		$14,099	209	0
	07/2022	DKK	133,413		19,794	997	0
	07/2022		$13,879	BRL	72,696	12	0
	07/2022		4,242	DKK	29,846	0	(37)
	07/2022		1,660	GBP	1,374	13	0
	08/2022	DKK	29,785		$4,242	38	0
	08/2022		$13,989	BRL	72,696	0	(217)
	08/2022		236	CNY	1,581	1	0
	08/2022		3,881	IDR	57,252,712	0	(57)
	08/2022		101	INR	7,886	0	(1)
RBC	08/2022	CAD	96,869		$74,863	0	(395)
	09/2022	MXN	86,731		4,215	0	(47)
SCX	07/2022	GBP	2,180		2,677	24	0
	07/2022		$3,407	PEN	12,883	0	(50)
	08/2022	CNH	1,999		$298	0	0
	08/2022		$28,076	CHF	28,051	1,388	0
	08/2022		378	CNY	2,531	0	0
	08/2022		28,579	PEN	106,838	0	(776)
	08/2022		16,271	ZAR	245,242	0	(1,261)
	09/2022	ZAR	128,359		$8,303	469	0
	10/2022		540,352		36,164	3,289	0
	11/2022		$17,322	COP	73,621,500	2	0
	12/2022	PEN	26,092		$6,232	0	(487)
SOG	07/2022	EUR	259,858		279,298	6,979	0
	07/2022		$148,184	GBP	121,762	37	0
	08/2022	GBP	121,762		$148,253	0	(39)
	08/2022		$16,289	NOK	159,745	0	(57)
UAG	07/2022		14,823	AUD	20,752	0	(499)
	07/2022		4,346	ZAR	69,924	0	(55)
	08/2022		27,509	CLP	24,049,701	0	(1,546)
	09/2022	MXN	704,766		$35,369	736	0
	11/2022		$2,211	ZAR	36,127	0	(20)
	11/2022	ZAR	71,912		$4,583	219	0

Total Forward Foreign Currency Contracts						$28,472	$(16,414)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	39,720	$4,524	$18,792
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	26,290	2,903	12,438

$7,427	$31,230

Total Purchased Options	$7,427	$31,230

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	29,900	$(45)	$(22)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250	07/20/2022	11,600	(121)	(231)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	55,800	(258)	(121)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	81,200	(231)	(266)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	7,600	(70)	(85)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	30,200	(137)	(66)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	08/17/2022	12,600	(31)	(23)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	26,300	(50)	(30)
GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700	08/17/2022	14,000	(15)	(2)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	40,600	(91)	(65)
JPM	Put - OTC CDX.HY-38 5-Year Index	Sell	95.000	08/17/2022	10,000	(121)	(152)
Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	17,600	(156)	(197)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	07/20/2022	60,000	(228)	(229)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.200	07/20/2022	18,100	(55)	(68)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.250	07/20/2022	16,800	(27)	(9)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	08/17/2022	27,400	(62)	(37)

$(1,698)	$(1,603)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175%	03/15/2023	119,170	$(4,422)	$(28,694)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	07/07/2022	26,200	(100)	(14)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	07/07/2022	26,200	(100)	(20)
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	33,300	(129)	(3)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	33,300	(130)	(665)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	78,870	(2,853)	(18,990)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.570	07/05/2022	27,000	(95)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	07/05/2022	27,000	(95)	(8)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/08/2022	33,500	(136)	(37)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	07/08/2022	33,500	(136)	(34)

$(8,196)	$(48,466)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	$99.156	07/07/2022	25,400	$(182)	$(161)

Total Written Options	$(10,076)	$(50,230)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.323%	$10,000	$(209)	$368	$159	$0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.894	10,600	(295)	357	62	0
	Russia Government International Bond	1.000	Quarterly	12/20/2026	N/A	10,400	(597)	(7,189)	0	(7,786)
BPS	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.858	8,900	121	(88)	33	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.544	5,500	(66)	39	0	(27)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	23,650	(467)	546	79	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	4.556	6,600	(379)	176	0	(203)
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.858	6,700	83	(59)	24	0
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	2.569	8,800	(264)	(29)	0	(293)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.421	500	(7)	11	4	0
	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.323	9,800	(214)	370	156	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.894	36,900	(896)	1,111	215	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.661	6,000	130	(61)	69	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.882	11,600	(87)	152	65	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	2.395	1,000	(38)	8	0	(30)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.870	4,900	(85)	(1)	0	(86)
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	2.492	800	(32)	(11)	0	(43)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.692	1,100	(11)	0	0	(11)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.952	3,100	12	(73)	0	(61)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.894	8,200	(200)	248	48	0
DUB	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.557	4,200	(4)	69	65	0
FBF	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.443	5,500	(49)	152	103	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.894	4,100	(100)	124	24	0
GLM	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.443	33,500	(375)	1,003	628	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.608	400	(13)	10	0	(3)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.870	4,800	(75)	(10)	0	(85)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.421	1,200	(16)	26	10	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.801	4,200	(39)	59	20	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	3,600	(69)	81	12	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	7,000	(58)	48	0	(10)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751	2,600	(11)	(76)	0	(87)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	1.568	6,000	(643)	627	0	(16)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.557	4,200	(5)	70	65	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	2.395	9,600	(386)	101	0	(285)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.455	700	(24)	21	0	(3)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.608	6,500	(190)	133	0	(57)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.421	700	(9)	15	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	17,900	(285)	345	60	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.045	6,650	(89)	102	13	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	4.556	5,000	(287)	133	0	(154)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	45,050	(819)	969	150	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.503	3,800	(30)	(30)	0	(60)
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.389	11,300	155	(19)	136	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.492	5,800	80	(8)	72	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2023	5.123	2,300	(141)	15	0	(126)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.557	5,600	(1)	88	87	0
	Southern Co.	1.000	Quarterly	12/20/2022	0.128	13,400	166	(72)	94	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	2.924	12,100	(749)	(262)	0	(1,011)
	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	1.103	6,000	0	(16)	0	(16)
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.219	11,800	230	(5)	225	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	5,800	(51)	42	0	(9)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.406	600	(8)	2	0	(6)
Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.642	9,700	27	(279)	0	(252)
Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751	27,500	(93)	(825)	0	(918)
Pioneer Natural Resources Co.	1.000	Quarterly	06/20/2025	0.598	6,600	(320)	414	94	0
Post Holdings, Inc. «	1.900	Quarterly	12/20/2025	(0.483)	10,000	0	(48)	0	(48)

$(7,782)	$(1,126)	$2,778	$(11,686)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$3,800	$443	$(272)	$171	$0
CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	5,600	580	(327)	253	0
GST	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	16,300	1,935	(1,200)	735	0
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,200	(35)	31	0	(4)
JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	29,700	3,654	(2,316)	1,338	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	5,000	594	(369)	225	0
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	109	0	(15)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	70	0	(10)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	6,600	(8)	(64)	0	(72)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	45	0	(7)

$6,907	$(4,293)	$2,722	$(108)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$5,500	$0	$760	$760	$0

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	542,784	0.780% (1-Month USD-LIBOR less a specified spread)	Monthly	09/12/2022	$58,613	$0	$(1,096)	$0	$(1,096)

Total Swap Agreements	$(875)	$(5,755)	$6,260	$(12,890)

(n)

Securities with an aggregate market value of $32,392 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Under certain circumstances, implied credit spreads may not be applicable when the reference obligation or underlying security is distressed or in default (identified as “N/A”) and, as such, the market value would serve as the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$231,534	$64,105	$295,639
Corporate Bonds & Notes
Banking & Finance	0	4,576,566	7,185	4,583,751
Industrials	0	4,049,337	4,622	4,053,959
Utilities	0	1,120,670	0	1,120,670
Municipal Bonds & Notes
Florida	0	6,933	0	6,933
U.S. Government Agencies	0	428,803	2,035	430,838
U.S. Treasury Obligations	0	4,599,092	0	4,599,092
Non-Agency Mortgage-Backed Securities	0	227,226	0	227,226
Asset-Backed Securities	0	499,601	0	499,601
Sovereign Issues	0	453,325	0	453,325
Common Stocks
Consumer Discretionary	4	0	0	4
Energy	0	0	219	219
Materials	1,135	0	0	1,135
Warrants
Utilities	3	0	0	3
Convertible Preferred Securities
Banking & Finance	9,420	0	0	9,420
Preferred Securities
Banking & Finance	18,427	611,497	0	629,924
Energy	31,851	0	0	31,851
Industrials	0	52,900	0	52,900
Utilities	0	14,883	162,190	177,073
Real Estate Investment Trusts
Real Estate	6,127	0	0	6,127
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Commercial Paper	0	80,458	0	80,458
Repurchase Agreements	0	37,466	0	37,466
Argentina Treasury Bills	0	1,697	0	1,697
U.S. Treasury Bills	0	606	0	606

$66,967	$16,992,594	$240,356	$17,299,917
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,537	$0	$0	$9,537

Total Investments	$76,504	$16,992,594	$240,356	$17,309,454

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(75,445)	$0	$(75,445)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,283	3,672	0	5,955
Over the counter	0	65,962	0	65,962

$2,283	$69,634	$0	$71,917
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(109)	(14,358)	0	(14,467)
Over the counter	0	(79,486)	(48)	(79,534)

$(109)	$(93,844)	$(48)	$(94,001)

Total Financial Derivative Instruments	$2,174	$(24,210)	$(48)	$(22,084)

Totals	$78,678	$16,892,939	$240,308	$17,211,925

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases(1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022(2)

Investments in Securities, at Value
Loan Participations and Assignments	$63,168	$5,100	$(5,798)	$4	$1	$(2,270)	$4,881	$(981)	$64,105	$(2,286)
Corporate Bonds & Notes
Banking & Finance	8,075	0	0	0	0	(890)	0	0	7,185	(890)
Industrials	2,626	2,084	0	5	0	(93)	0	0	4,622	(93)
U.S. Government Agencies	2,066	0	(17)	2	6	(22)	0	0	2,035	(23)
Non-Agency Mortgage-Backed Securities	700	1	(702)	0	1	0	0	0	0	0
Common Stocks

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Energy	0	219	0	0	0	0	0	0	219	0
Real Estate	89	0	0	0	0	(89)	0	0	0	(89)
Preferred Securities
Utilities	166,421	0	0	0	0	(4,231)	0	0	162,190	(4,231)

	$243,145	$7,404	$(6,517)	$11	$8	$(7,595)	$4,881	$(981)	$240,356	$(7,612)
Financial Derivative Instruments – Liabilities
Over the counter	$(603)	$0	$0	$0	$0	$555	$0	$0	$(48)	$(125)

Totals	$242,452	$7,404	$(6,517)	$11	$8	$(7,040)	$4,881	$(981)	$240,308	$(7,737)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$55,690	Discounted Cash Flow			Discount Rate			5.308 - 6.215	5.794
		8,415	Third Party Vendor			Broker Quote			90.000 - 94.000	92.099
Corporate Bonds & Notes
Banking & Finance		6,689	Discounted Cash Flow			Discount Rate			6.704	—
		496	Proxy Pricing			Base Price			11.004	—
Industrials		2,506	Discounted Cash Flow			Discount Rate			4.093	—
		1,319	Other Valuation Techniques(3)			—			—	—
		797	Proxy Pricing			Base Price			100.000	—
U.S. Government Agencies		2,035	Discounted Cash Flow			Discount Rate			12.000	—
Common Stocks
Energy		219	Other Valuation Techniques(3)			—			—	—
Preferred Securities
Utilities		162,190	Discounted Cash Flow			Discount Rate			4.871	—
Financial Derivative Instruments – Liabilities
Over the counter		(48)	Indicative Market Quotation			Broker Quote			0.483	—

Total		$240,308

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Long Duration Total Return Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 155.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.0%
AHP Health Partners, Inc. 5.166% (LIBOR01M + 3.500%) due 08/24/2028 «~	$1,390	$1,320
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 «~	1,800	1,661
AllSpring Buyer LLC 5.563% (LIBOR03M + 3.250%) due 11/01/2028 ~	3,628	3,483
At Home Group, Inc. 4.967% (LIBOR03M + 4.000%) due 07/24/2028 ~	597	466
Avolon TLB Borrower 1 (U.S.) LLC 3.845% (LIBOR01M + 2.250%) due 12/01/2027 ~	3,940	3,754
Castlelake Aviation Ltd. 4.579% (LIBOR03M + 2.750%) due 10/22/2026 ~	3,772	3,610
Catalent Pharma Solutions, Inc. 3.625% (LIBOR01M + 2.000%) due 02/22/2028 ~	792	783
Churchill Downs, Inc. 3.670% (LIBOR01M + 2.000%) due 03/17/2028 ~	1,185	1,126
Conair Holdings LLC 6.000% (LIBOR03M + 3.750%) due 05/17/2028 ~	1,092	919
DT Midstream, Inc. 3.688% (LIBOR01M + 2.000%) due 06/26/2028 ~	879	877
Elanco Animal Health, Inc. 2.812% (LIBOR01M + 1.750%) due 08/01/2027 ~	1,225	1,159
Fertitta Entertainment LLC 5.525% due 01/27/2029	798	737
Hertz Corp. 4.920% (LIBOR01M + 3.250%) due 06/30/2028 ~	3,074	2,901
Hilton Grand Vacations Borrower LLC 4.666% (LIBOR01M + 3.000%) due 08/02/2028 ~	2,283	2,141
Hub International Ltd. 4.000% - 4.348% (LIBOR03M + 3.250%) due 04/25/2025 ~	2,084	1,979
ICON Luxembourg SARL 4.563% (LIBOR03M + 2.250%) due 07/03/2028 ~	2,670	2,585
IRB Holding Corp. 4.238% due 12/15/2027	2,261	2,158
Jazz Financing Lux SARL 5.166% (LIBOR01M + 3.500%) due 05/05/2028 ~	2,970	2,839
Organon & Co. 4.625% (LIBOR03M + 3.000%) due 06/02/2028 ~	2,420	2,333
Polaris Newco LLC 5.239% - 5.666% (LIBOR01M + 4.000%) due 06/02/2028 ~	3,871	3,586
RE/MAX International, Inc. 4.188% (LIBOR01M + 2.500%) due 07/21/2028 «~	1,188	1,075
Scientific Games Holdings LP 4.175% due 04/04/2029	2,200	2,039
Setanta Aircraft Leasing Designated Activity Co. 4.250% (LIBOR03M + 2.000%) due 11/05/2028 ~	7,000	6,680
Standard Industries, Inc. 3.788% (LIBOR06M + 2.500%) due 09/22/2028 ~	3,176	3,079
Trans Union LLC 3.916% (LIBOR01M + 2.250%) due 12/01/2028 ~	1,299	1,243

Total Loan Participations and Assignments (Cost $57,310)		54,531

CORPORATE BONDS & NOTES 53.2%
BANKING & FINANCE 20.9%
AerCap Ireland Capital DAC
3.300% due 01/30/2032	1,000	802
3.875% due 01/23/2028	2,000	1,807
4.450% due 04/03/2026	600	574
AIB Group PLC 4.263% due 04/10/2025 •	6,200	6,084
Aircastle Ltd.
2.850% due 01/26/2028	3,200	2,648
4.250% due 06/15/2026	800	741
Alexandria Real Estate Equities, Inc.
2.950% due 03/15/2034	900	750
3.375% due 08/15/2031	1,600	1,419
3.550% due 03/15/2052	2,800	2,102
Alleghany Corp. 4.900% due 09/15/2044	2,500	2,392

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Ally Financial, Inc. 8.000% due 11/01/2031		10,180	11,307
American Assets Trust LP 3.375% due 02/01/2031		6,500	5,569
American Financial Group, Inc. 4.500% due 06/15/2047		7,400	6,251
American Homes 4 Rent LP
2.375% due 07/15/2031		360	287
4.250% due 02/15/2028		600	574
American International Group, Inc. 4.750% due 04/01/2048		6,100	5,719
American Tower Corp.
1.875% due 10/15/2030		1,740	1,355
2.100% due 06/15/2030		1,550	1,243
2.900% due 01/15/2030		300	257
2.950% due 01/15/2051		2,800	1,901
AmWINS Group, Inc. 4.875% due 06/30/2029		800	656
Antares Holdings LP
2.750% due 01/15/2027		1,800	1,439
3.750% due 07/15/2027		3,900	3,282
Aon Corp. 3.900% due 02/28/2052		3,200	2,625
Arch Capital Group Ltd. 3.635% due 06/30/2050		4,900	3,820
Ares Finance Co. LLC 3.650% due 02/01/2052		3,100	2,186
Asian Development Bank 5.820% due 06/16/2028		500	569
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		3,000	2,606
Aviation Capital Group LLC 4.125% due 08/01/2025		1,200	1,142
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		500	461
3.250% due 02/15/2027		100	87
3.950% due 07/01/2024		400	383
4.250% due 04/15/2026		2,600	2,411
Banco BTG Pactual SA 4.500% due 01/10/2025		3,800	3,665
Banco de Chile 2.990% due 12/09/2031		2,000	1,674
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,000	242
Banco La Hipotecaria SA 4.750% due 11/15/2022		$11,800	11,723
Banco Santander SA 4.175% due 03/24/2028 •		2,200	2,101
Bank of America Corp.
2.087% due 06/14/2029 •		9,720	8,333
2.299% due 07/21/2032 •		7,350	5,947
2.651% due 03/11/2032 •		2,470	2,078
2.687% due 04/22/2032 •		6,900	5,799
2.843% (SOFRRATE + 1.330%) due 04/02/2026 ~		2,400	2,370
2.972% due 02/04/2033 •		7,500	6,396
3.311% due 04/22/2042 •		4,000	3,144
Barclays PLC
2.894% due 11/24/2032 •		4,700	3,783
4.375% due 01/12/2026		500	496
4.972% due 05/16/2029 •		700	689
6.125% due 12/15/2025 •(e)(f)		2,500	2,324
7.125% due 06/15/2025 •(e)(f)	GBP	200	234
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		$2,300	1,830
2.850% due 08/05/2051		2,800	1,913
Blackstone Secured Lending Fund 2.850% due 09/30/2028		1,200	969
Block Financial LLC 2.500% due 07/15/2028		400	349
Blue Owl Finance LLC
3.125% due 06/10/2031		7,200	5,565
4.125% due 10/07/2051		4,810	3,203
4.375% due 02/15/2032		200	169
BNP Paribas SA
1.323% due 01/13/2027 •		1,300	1,150
2.159% due 09/15/2029 •		1,600	1,340
2.591% due 01/20/2028 •		4,200	3,781
3.132% due 01/20/2033 •		2,500	2,095
4.625% due 02/25/2031 •(e)(f)		1,100	815
BOC Aviation Ltd.
2.750% due 09/18/2022		1,600	1,599
3.500% due 01/31/2023		600	599
Brookfield Finance LLC 3.450% due 04/15/2050		50	36
Brookfield Finance UK PLC 2.340% due 01/30/2032		5,190	4,177

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Brookfield Finance, Inc.
3.500% due 03/30/2051		6,100	4,400
3.625% due 02/15/2052		800	591
4.700% due 09/20/2047		5,600	4,917
Carlyle Finance LLC 5.650% due 09/15/2048		6,000	5,824
Charles Schwab Corp. 5.000% due 06/01/2027 •(e)		1,600	1,438
CI Financial Corp.
3.200% due 12/17/2030		10	8
4.100% due 06/15/2051		7,500	4,871
Citigroup, Inc.
2.520% due 11/03/2032 •		4,900	3,981
3.057% due 01/25/2033 •(g)		2,400	2,037
3.785% due 03/17/2033 •(g)		6,500	5,862
Community Preservation Corp. 2.867% due 02/01/2030		1,980	1,765
Cooperatieve Rabobank UA 3.758% due 04/06/2033 •		1,800	1,626
Corporate Office Properties LP
2.000% due 01/15/2029		800	646
2.750% due 04/15/2031		700	567
2.900% due 12/01/2033		400	310
Credit Suisse Group AG
1.305% due 02/02/2027 •		3,700	3,184
2.593% due 09/11/2025 •		2,400	2,261
3.091% due 05/14/2032 •		7,500	5,976
Crown Castle International Corp. 2.900% due 03/15/2027		1,900	1,754
CTR Partnership LP 3.875% due 06/30/2028		700	599
CubeSmart LP 2.500% due 02/15/2032		1,100	895
Danske Bank AS 4.375% due 06/12/2028		7,400	7,008
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	100	87
2.129% due 11/24/2026 •(g)		$3,300	2,935
3.035% due 05/28/2032 •(g)		4,050	3,209
3.729% due 01/14/2032 •(g)		1,100	828
3.742% due 01/07/2033 •		400	292
5.882% due 07/08/2031 •		2,200	2,001
DNB Bank ASA 1.605% due 03/30/2028 •		5,000	4,343
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		5,000	4,390
Duke Realty LP 3.050% due 03/01/2050		50	37
EPR Properties 3.750% due 08/15/2029		600	500
Equinix, Inc. 3.400% due 02/15/2052		1,900	1,410
Equitable Holdings, Inc. 5.000% due 04/20/2048		6,800	6,302
Extra Space Storage LP 2.350% due 03/15/2032		400	318
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		50	48
Farmers Insurance Exchange 4.747% due 11/01/2057 •		3,300	2,984
First American Financial Corp.
4.000% due 05/15/2030		2,100	1,890
4.300% due 02/01/2023		4,500	4,507
FMR LLC
4.950% due 02/01/2033		1,400	1,403
5.150% due 02/01/2043		11,300	10,875
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		1,100	990
2.900% due 02/16/2028		600	484
2.900% due 02/10/2029		1,000	786
FS KKR Capital Corp.
1.650% due 10/12/2024		2,400	2,137
3.125% due 10/12/2028		1,800	1,437
3.250% due 07/15/2027		4,000	3,407
GA Global Funding Trust
1.950% due 09/15/2028		1,400	1,185
2.250% due 01/06/2027		1,600	1,432
2.900% due 01/06/2032		1,600	1,331
Global Atlantic Fin Co. 3.125% due 06/15/2031		1,500	1,195
GLP Capital LP
3.250% due 01/15/2032		100	80
3.350% due 09/01/2024		500	480
4.000% due 01/15/2030		1,400	1,228
5.250% due 06/01/2025		3,700	3,636
5.300% due 01/15/2029		3,100	2,968

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Goldman Sachs Group, Inc.
1.992% due 01/27/2032 •		4,300	3,401
2.615% due 04/22/2032 •		6,000	4,988
2.650% due 10/21/2032 •		9,000	7,426
3.102% due 02/24/2033 •		1,400	1,197
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		7,400	6,850
Guardian Life Global Funding 1.625% due 09/16/2028		5,500	4,584
HAT Holdings LLC 3.375% due 06/15/2026		1,500	1,294
Highwoods Realty LP 2.600% due 02/01/2031		700	576
Howard Hughes Corp. 4.125% due 02/01/2029		400	309
HSBC Holdings PLC
1.589% due 05/24/2027 •		2,300	2,024
1.750% due 07/24/2027 •	GBP	5,600	6,127
2.871% due 11/22/2032 •		$4,400	3,605
4.583% due 06/19/2029 •		700	675
4.700% due 03/09/2031 •(e)		1,200	905
Hudson Pacific Properties LP 3.950% due 11/01/2027		900	858
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032		2,200	1,887
ING Groep NV 4.252% due 03/28/2033 •		1,000	934
Intercontinental Exchange, Inc.
2.650% due 09/15/2040		4,600	3,385
3.000% due 09/15/2060		4,000	2,708
Intesa Sanpaolo SpA
4.198% due 06/01/2032 •		800	587
4.950% due 06/01/2042 •		1,100	745
JAB Holdings BV 3.750% due 05/28/2051		2,200	1,530
Jane Street Group 4.500% due 11/15/2029		4,400	3,924
JPMorgan Chase & Co.
2.069% due 06/01/2029 •		6,560	5,648
2.545% due 11/08/2032 •		5,500	4,575
2.580% due 04/22/2032 •		4,600	3,874
2.963% due 01/25/2033 •		1,800	1,546
3.509% due 01/23/2029 •		2,900	2,716
3.540% due 05/01/2028 •		8,500	8,067
Kennedy-Wilson, Inc. 4.750% due 03/01/2029		1,700	1,379
Kimco Realty Corp. 4.125% due 12/01/2046		6,000	4,991
KKR Group Finance Co. LLC
3.250% due 12/15/2051		2,500	1,775
4.850% due 05/17/2032		200	198
Lazard Group LLC 4.375% due 03/11/2029		3,600	3,440
Legg Mason, Inc. 5.625% due 01/15/2044		2,000	2,057
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(b)		1,200	5
Lloyds Banking Group PLC
4.375% due 03/22/2028		2,500	2,432
4.550% due 08/16/2028		200	196
LSEGA Financing PLC
2.000% due 04/06/2028		1,800	1,579
2.500% due 04/06/2031		1,900	1,631
Mitsubishi UFJ Financial Group, Inc.
2.341% due 01/19/2028 •		600	541
2.494% due 10/13/2032 •		5,500	4,533
2.559% due 02/25/2030		2,200	1,887
2.852% due 01/19/2033 •		800	678
Mizuho Financial Group, Inc.
2.172% due 05/22/2032 •		1,300	1,031
2.201% due 07/10/2031 •		4,300	3,493
Morgan Stanley 0.000% due 04/02/2032 þ(g)		3,700	2,311
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		2,600	2,364
MPT Operating Partnership LP
2.500% due 03/24/2026	GBP	2,200	2,376
3.375% due 04/24/2030		1,400	1,367
Nasdaq, Inc. 3.950% due 03/07/2052		$900	734
National Health Investors, Inc. 3.000% due 02/01/2031		2,000	1,537
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031		7,500	5,752
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		4,000	3,262

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Natwest Group PLC 4.892% due 05/18/2029 •	7,300	7,082
NBK SPC Ltd. 1.625% due 09/15/2027 •	11,100	9,918
New York Life Global Funding 1.850% due 08/01/2031	3,150	2,554
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	8,100	6,833
2.000% due 03/09/2026	450	390
2.450% due 09/15/2028	900	727
Nomura Holdings, Inc.
1.653% due 07/14/2026	3,400	2,983
2.172% due 07/14/2028	2,800	2,361
2.608% due 07/14/2031	1,200	958
2.710% due 01/22/2029	1,000	855
2.999% due 01/22/2032	1,700	1,383
3.103% due 01/16/2030	1,200	1,022
Omega Healthcare Investors, Inc. 3.250% due 04/15/2033	2,000	1,517
OneMain Finance Corp. 3.500% due 01/15/2027	3,790	3,037
Owl Rock Capital Corp. 2.875% due 06/11/2028	5,600	4,402
PennyMac Financial Services, Inc. 5.375% due 10/15/2025	9,060	7,909
Perusahaan Penerbit SBSN Indonesia 4.450% due 02/20/2029	5,500	5,460
Perusahaan Penerbit SBSN SR Unsecured 4.400% due 06/06/2027	3,200	3,182
Primerica, Inc. 2.800% due 11/19/2031	2,900	2,430
Protective Life Corp. 4.300% due 09/30/2028	3,800	3,751
Regency Centers LP 4.650% due 03/15/2049	900	807
RLJ Lodging Trust LP 3.750% due 07/01/2026	600	521
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •	2,600	2,299
2.896% due 03/15/2032 •	200	166
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	400	400
Standard Chartered PLC 4.750% due 01/14/2031 •(e)(f)	3,000	2,300
Starwood Property Trust, Inc. 4.375% due 01/15/2027	1,600	1,391
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031	400	317
Stifel Financial Corp. 4.000% due 05/15/2030	20	19
STORE Capital Corp. 2.700% due 12/01/2031	1,100	882
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030	1,300	1,071
Sumitomo Mitsui Trust Bank Ltd. 2.800% due 03/10/2027	300	282
Svenska Handelsbanken AB 1.418% due 06/11/2027 •	2,600	2,319
Synchrony Financial 2.875% due 10/28/2031	2,000	1,518
Temasek Financial Ltd. 2.375% due 08/02/2041	1,400	1,096
Toronto-Dominion Bank 4.456% due 06/08/2032	1,300	1,287
Trust Fibra Uno
4.869% due 01/15/2030	600	509
6.390% due 01/15/2050	1,100	877
UBS Group AG
1.494% due 08/10/2027 •	6,600	5,780
2.095% due 02/11/2032 •	2,000	1,590
4.375% due 02/10/2031 •(e)(f)	700	514
4.751% due 05/12/2028 •	800	793
UDR, Inc. 3.000% due 08/15/2031	2,470	2,113
UniCredit SpA
2.569% due 09/22/2026 •	1,500	1,343
3.127% due 06/03/2032 •	5,700	4,453
VICI Properties LP 3.875% due 02/15/2029	4,700	4,051
Vonovia Finance BV 5.000% due 10/02/2023	3,100	3,124
Wells Fargo & Co.
2.572% due 02/11/2031 •	5,400	4,647
3.196% due 06/17/2027 •	7,800	7,398
3.350% due 03/02/2033 •	9,400	8,350

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Welltower, Inc. 5.125% due 03/15/2043	12,400	11,505
Weyerhaeuser Co. 4.000% due 03/09/2052	400	331
WP Carey, Inc. 2.450% due 02/01/2032	1,000	806

		579,797

INDUSTRIALS 22.1%
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036	1,225	1,034
AEP Transmission Co. LLC
2.750% due 08/15/2051	700	492
3.650% due 04/01/2050	50	41
3.750% due 12/01/2047	1,000	853
Air Canada Pass-Through Trust
3.300% due 07/15/2031	657	599
3.750% due 06/15/2029	284	269
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	2,030	2,007
Alibaba Group Holding Ltd. 3.250% due 02/09/2061	4,800	3,189
American Airlines Pass-Through Trust
2.875% due 01/11/2036	100	85
3.000% due 04/15/2030	3,734	3,393
3.250% due 04/15/2030	2,539	2,128
3.700% due 04/01/2028	1,501	1,303
4.000% due 01/15/2027	228	210
Amgen, Inc.
4.400% due 05/01/2045	6,500	5,875
4.400% due 02/22/2062	1,100	960
4.663% due 06/15/2051	5,579	5,231
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028	1,500	1,272
Apple, Inc. 2.950% due 09/11/2049	7,400	5,837
Aptiv PLC
3.250% due 03/01/2032	1,900	1,616
4.150% due 05/01/2052	1,400	1,061
Arrow Electronics, Inc. 2.950% due 02/15/2032	400	332
Ashtead Capital, Inc. 4.000% due 05/01/2028	1,200	1,084
AstraZeneca PLC 2.125% due 08/06/2050	20	13
Axalta Coating Systems LLC 3.375% due 02/15/2029	500	409
Baptist Health South Florida Obligated Group 3.115% due 11/15/2071	3,300	2,229
Bayer U.S. Finance LLC 4.700% due 07/15/2064	600	502
Becton Dickinson & Co. 3.794% due 05/20/2050	20	17
Berry Global, Inc. 1.570% due 01/15/2026	1,200	1,072
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	2,200	1,600
Block, Inc.
2.750% due 06/01/2026	1,800	1,602
3.500% due 06/01/2031	800	639
Boardwalk Pipelines LP
3.400% due 02/15/2031	2,800	2,391
3.600% due 09/01/2032	4,500	3,815
Boeing Co.
3.250% due 02/01/2035	200	152
3.600% due 05/01/2034	440	352
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	280	210
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028	1,080	958
Boston Scientific Corp. 7.375% due 01/15/2040	12,750	15,875
Boyd Gaming Corp. 4.750% due 06/15/2031	900	762
Braskem Netherlands Finance BV 4.500% due 01/10/2028	500	455
Bristol-Myers Squibb Co. 3.900% due 03/15/2062	2,500	2,174
British Airways Pass-Through Trust
3.300% due 06/15/2034	183	164
3.350% due 12/15/2030	78	68
4.250% due 05/15/2034	333	322
Broadcom, Inc.
2.600% due 02/15/2033	1,300	1,001
3.187% due 11/15/2036	4,270	3,252

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

3.419% due 04/15/2033	2,800	2,318
3.469% due 04/15/2034	6,550	5,340
3.500% due 02/15/2041	300	227
3.750% due 02/15/2051	1,400	1,039
4.000% due 04/15/2029	1,200	1,113
4.150% due 04/15/2032	2,000	1,808
Cablevision Lightpath LLC 3.875% due 09/15/2027	2,000	1,658
Cameron LNG LLC
2.902% due 07/15/2031	900	794
3.402% due 01/15/2038	2,000	1,705
3.701% due 01/15/2039	1,400	1,183
Canadian Pacific Railway Co.
3.000% due 12/02/2041	2,800	2,195
3.100% due 12/02/2051	1,100	812
Catalent Pharma Solutions, Inc. 3.500% due 04/01/2030	390	319
CCO Holdings LLC 4.250% due 02/01/2031	700	572
CDW LLC
2.670% due 12/01/2026	3,200	2,857
3.276% due 12/01/2028	500	432
3.569% due 12/01/2031	2,900	2,401
Cellnex Finance Co. SA 3.875% due 07/07/2041	700	482
CGI, Inc. 2.300% due 09/14/2031	1,600	1,286
Charter Communications Operating LLC
2.300% due 02/01/2032	860	652
3.500% due 06/01/2041	4,000	2,806
3.850% due 04/01/2061	4,120	2,717
3.900% due 06/01/2052	1,770	1,232
3.950% due 06/30/2062	4,500	3,015
4.200% due 03/15/2028	2,200	2,058
4.400% due 04/01/2033	2,400	2,146
4.400% due 12/01/2061	4,000	2,885
4.800% due 03/01/2050	3,400	2,701
5.125% due 07/01/2049	10,900	9,044
5.250% due 04/01/2053	5,300	4,490
5.375% due 04/01/2038	600	534
5.375% due 05/01/2047	2,200	1,878
5.500% due 04/01/2063	2,100	1,788
5.750% due 04/01/2048	1,100	988
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	600	549
Children's Hospital 2.928% due 07/15/2050	3,900	2,786
Churchill Downs, Inc. 4.750% due 01/15/2028	1,000	892
City of Hope 4.378% due 08/15/2048	1,010	944
Claremont Mckenna College 3.775% due 01/01/2122	4,100	2,952
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	1,300	1,366
Comcast Corp. 2.937% due 11/01/2056	98	68
CommScope, Inc. 4.750% due 09/01/2029	3,930	3,181
Conagra Brands, Inc. 5.300% due 11/01/2038	5,900	5,573
Constellation Brands, Inc. 4.100% due 02/15/2048	7,000	5,980
Continental Resources, Inc. 5.750% due 01/15/2031	700	678
Continental Wind LLC 6.000% due 02/28/2033	1,348	1,433
Corning, Inc. 5.450% due 11/15/2079	2,400	2,168
CoStar Group, Inc. 2.800% due 07/15/2030	1,700	1,417
CSN Resources SA 4.625% due 06/10/2031	6,600	4,697
CVS Pass-Through Trust 7.507% due 01/10/2032	13,340	14,553
DAE Funding LLC
1.550% due 08/01/2024	1,300	1,219
1.625% due 02/15/2024	6,600	6,255
2.625% due 03/20/2025	2,400	2,235
3.375% due 03/20/2028	4,500	3,965
Daimler Trucks Finance North America LLC
2.375% due 12/14/2028	1,400	1,206
2.500% due 12/14/2031	900	734
DaVita, Inc. 4.625% due 06/01/2030	2,390	1,871

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

DCP Midstream Operating LP 3.250% due 02/15/2032	1,900	1,494
Dell International LLC
3.375% due 12/15/2041	2,400	1,718
3.450% due 12/15/2051	2,300	1,561
8.350% due 07/15/2046	593	740
Discovery Communications LLC
4.000% due 09/15/2055	2,798	1,965
5.200% due 09/20/2047	2,400	2,063
5.300% due 05/15/2049	100	86
Electronic Arts, Inc. 2.950% due 02/15/2051	2,260	1,650
Enbridge, Inc. 3.400% due 08/01/2051	5,680	4,282
Energy Transfer LP
5.300% due 04/15/2047	9,200	7,985
6.050% due 06/01/2041	3,200	3,079
6.250% due 04/15/2049	100	97
6.625% due 10/15/2036	5,200	5,228
7.500% due 07/01/2038	4,135	4,437
Entergy Louisiana LLC
1.600% due 12/15/2030	600	482
2.900% due 03/15/2051	2,100	1,518
Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	873
6.450% due 09/01/2040	200	217
6.875% due 03/01/2033	5,540	6,335
EQT Corp. 3.625% due 05/15/2031	300	260
Expedia Group, Inc. 2.950% due 03/15/2031	1,700	1,354
FactSet Research Systems, Inc. 3.450% due 03/01/2032	2,100	1,843
Flex Intermediate Holdco LLC
3.363% due 06/30/2031	5,000	4,088
4.317% due 12/30/2039	1,750	1,365
FMG Resources Pty. Ltd. 4.375% due 04/01/2031	1,570	1,284
Ford Motor Co. 3.250% due 02/12/2032	600	451
Fresenius Medical Care U.S. Finance, Inc. 3.000% due 12/01/2031	3,700	3,016
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	4,975	4,653
Global Payments, Inc. 2.900% due 11/15/2031	4,200	3,444
Graphic Packaging International LLC 3.750% due 02/01/2030	2,800	2,377
Hackensack Meridian Health, Inc.
2.875% due 09/01/2050	1,120	814
4.500% due 07/01/2057	1,340	1,292
HCA, Inc.
3.500% due 07/15/2051	300	205
3.625% due 03/15/2032	4,000	3,379
4.625% due 03/15/2052	1,000	802
5.125% due 06/15/2039	2,900	2,543
5.250% due 06/15/2049	600	518
5.500% due 06/15/2047	450	402
Helmerich & Payne, Inc. 2.900% due 09/29/2031	4,400	3,776
Hertz Corp. 4.625% due 12/01/2026	400	335
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/2031	1,900	1,453
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052	600	526
Humana, Inc. 3.950% due 08/15/2049	600	508
Hyundai Capital America
1.650% due 09/17/2026	4,000	3,530
2.100% due 09/15/2028	1,660	1,401
Imperial Brands Finance PLC 3.500% due 07/26/2026	2,200	2,065
Johns Hopkins University 2.813% due 01/01/2060	1,000	732
Kaiser Aluminum Corp. 4.500% due 06/01/2031	4,000	3,035
Kaiser Foundation Hospitals 2.810% due 06/01/2041	3,080	2,393
Kansas City Southern
4.200% due 11/15/2069	1,900	1,551
4.700% due 05/01/2048	4,300	4,073
Kinder Morgan Energy Partners LP 6.500% due 09/01/2039	400	413
KLA Corp. 3.300% due 03/01/2050	3,000	2,382

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Kraft Heinz Foods Co.
6.500% due 02/09/2040	780	844
7.125% due 08/01/2039	4,250	4,769
Las Vegas Sands Corp.
2.900% due 06/25/2025	1,900	1,697
3.200% due 08/08/2024	300	284
3.500% due 08/18/2026	800	696
3.900% due 08/08/2029	1,600	1,309
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026	1,000	839
Leidos, Inc. 2.300% due 02/15/2031	700	558
Level 3 Financing, Inc.
3.400% due 03/01/2027	2,100	1,813
3.875% due 11/15/2029	1,870	1,548
Lundin Energy Finance BV 3.100% due 07/15/2031	1,600	1,325
Magallanes, Inc.
3.755% due 03/15/2027	2,100	1,972
4.279% due 03/15/2032	5,100	4,563
5.050% due 03/15/2042	3,600	3,068
5.141% due 03/15/2052	1,200	1,009
5.391% due 03/15/2062	800	670
Marathon Oil Corp. 6.600% due 10/01/2037	700	742
Marriott International, Inc. 3.500% due 10/15/2032	5,600	4,837
Marvell Technology, Inc.
2.450% due 04/15/2028	200	175
2.950% due 04/15/2031	30	25
Massachusetts Institute of Technology 4.678% due 07/01/2114	2,740	2,753
McDonald's Corp. 3.625% due 09/01/2049	960	795
MDC Holdings, Inc. 3.966% due 08/06/2061	1,700	981
Melco Resorts Finance Ltd. 5.375% due 12/04/2029	2,500	1,513
Merck & Co., Inc. 2.900% due 12/10/2061	2,000	1,425
MGM China Holdings Ltd. 5.875% due 05/15/2026	1,100	833
Micron Technology, Inc. 3.366% due 11/01/2041	1,100	799
Moody's Corp.
2.550% due 08/18/2060	20	13
5.250% due 07/15/2044	8,000	8,040
Motorola Solutions, Inc. 2.300% due 11/15/2030	40	31
Mount Nittany Medical Center Obligated Group 3.799% due 11/15/2052	4,800	4,078
MPLX LP
4.700% due 04/15/2048	1,500	1,264
4.900% due 04/15/2058	75	62
4.950% due 03/14/2052	3,200	2,773
5.500% due 02/15/2049	1,060	986
National Fuel Gas Co. 2.950% due 03/01/2031	2,800	2,275
New York & Presbyterian Hospital
2.256% due 08/01/2040	3,000	2,163
4.763% due 08/01/2116	3,500	3,284
Newcrest Finance Pty. Ltd. 4.200% due 05/13/2050	20	16
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	6,300	5,788
Norfolk Southern Corp. 3.155% due 05/15/2055	6,295	4,590
Northern Natural Gas Co. 4.300% due 01/15/2049	6,100	5,323
Northwell Healthcare, Inc. 4.260% due 11/01/2047	3,600	3,308
Novant Health, Inc. 3.168% due 11/01/2051	2,000	1,558
Oracle Corp.
2.875% due 03/25/2031 (g)	6,430	5,304
3.600% due 04/01/2040	100	75
3.600% due 04/01/2050	1,120	780
3.650% due 03/25/2041 (g)	1,900	1,419
3.800% due 11/15/2037	2,800	2,183
3.850% due 04/01/2060	7,000	4,812
3.950% due 03/25/2051 (g)	5,100	3,754
4.000% due 11/15/2047	1,100	818
4.100% due 03/25/2061 (g)	3,800	2,696
4.500% due 07/08/2044	900	736
Owens Corning 4.300% due 07/15/2047	550	450

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

PeaceHealth Obligated Group 3.218% due 11/15/2050	1,260	949
Perrigo Finance Unlimited Co. 4.900% due 12/15/2044	2,800	2,025
Pertamina Persero PT
4.150% due 02/25/2060	2,400	1,792
4.175% due 01/21/2050	1,200	943
6.500% due 11/07/2048	1,700	1,730
Petroleos Mexicanos 6.700% due 02/16/2032	2,700	2,064
Petronas Capital Ltd. 3.404% due 04/28/2061	6,400	4,825
Piedmont Healthcare, Inc.
2.719% due 01/01/2042	500	376
2.864% due 01/01/2052	500	362
Post Holdings, Inc.
4.500% due 09/15/2031	890	731
5.500% due 12/15/2029	4,100	3,673
Prestige Brands, Inc. 3.750% due 04/01/2031	500	415
Prosus NV
3.257% due 01/19/2027	600	522
4.193% due 01/19/2032	3,000	2,398
4.987% due 01/19/2052	1,100	792
Quanta Services, Inc.
2.350% due 01/15/2032	600	465
3.050% due 10/01/2041	400	278
Reliance Industries Ltd. 3.750% due 01/12/2062	2,900	2,123
Renesas Electronics Corp. 2.170% due 11/25/2026	4,900	4,376
Rockies Express Pipeline LLC
4.800% due 05/15/2030	3,960	3,304
6.875% due 04/15/2040	4,700	3,898
Rogers Communications, Inc.
4.500% due 03/15/2042	1,200	1,068
4.550% due 03/15/2052	1,600	1,409
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,311
5.000% due 03/15/2027	2,700	2,712
5.875% due 06/30/2026	5,900	6,106
Sands China Ltd.
2.550% due 03/08/2027	2,100	1,533
3.100% due 03/08/2029	1,200	851
3.250% due 08/08/2031	1,300	861
3.800% due 01/08/2026	600	482
4.875% due 06/18/2030	600	440
5.125% due 08/08/2025	4,700	3,951
5.400% due 08/08/2028	1,500	1,159
Santos Finance Ltd. 3.649% due 04/29/2031	3,670	3,117
Sasol Financing USA LLC 5.875% due 03/27/2024	1,400	1,373
Sealed Air Corp. 1.573% due 10/15/2026	1,921	1,673
Skyworks Solutions, Inc. 3.000% due 06/01/2031	600	493
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	1,300	1,115
4.600% due 06/15/2028	5,300	3,922
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	391	343
Sprint Spectrum Co. LLC 5.152% due 09/20/2029	1,700	1,715
Studio City Finance Ltd. 5.000% due 01/15/2029	500	259
Syngenta Finance NV 5.182% due 04/24/2028	4,300	4,357
Sysco Corp. 3.150% due 12/14/2051	1,200	861
T-Mobile USA, Inc.
2.700% due 03/15/2032	1,500	1,260
3.300% due 02/15/2051	1,900	1,388
3.400% due 10/15/2052	5,300	3,926
3.600% due 11/15/2060	5,401	3,968
Targa Resources Corp. 4.950% due 04/15/2052	1,200	1,031
TD SYNNEX Corp.
1.750% due 08/09/2026	4,200	3,706
2.375% due 08/09/2028	3,400	2,870
2.650% due 08/09/2031	2,340	1,893
Telefonica Emisiones SA
5.213% due 03/08/2047	5,000	4,442
7.045% due 06/20/2036	7,200	8,048
Tempur Sealy International, Inc. 3.875% due 10/15/2031	2,250	1,693

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Tencent Holdings Ltd. 3.940% due 04/22/2061	1,200	916
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	3,660	3,165
7.625% due 04/01/2037	4,720	5,292
8.375% due 06/15/2032	3,600	4,239
Texas Eastern Transmission LP 7.000% due 07/15/2032	3,250	3,697
Thor Industries, Inc. 4.000% due 10/15/2029	5,700	4,522
Time Warner Cable LLC
5.875% due 11/15/2040	500	459
6.750% due 06/15/2039	1,300	1,295
7.300% due 07/01/2038	1,225	1,281
Topaz Solar Farms LLC 4.875% due 09/30/2039	4,113	3,568
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048	2,000	1,818
Travel & Leisure Co. 4.625% due 03/01/2030	800	621
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	3,000	2,735
4.625% due 12/03/2026	2,757	2,539
5.900% due 04/01/2026	1,701	1,698
United Airlines Pass-Through Trust
2.700% due 11/01/2033	546	467
2.875% due 04/07/2030	533	488
3.100% due 04/07/2030	457	392
3.450% due 01/07/2030	305	265
4.300% due 02/15/2027	9,106	8,719
4.550% due 08/25/2031	2,073	1,858
5.875% due 04/15/2029	4,424	4,354
Valero Energy Corp. 4.000% due 06/01/2052	200	160
Valley Children's Hospital 4.399% due 03/15/2048	2,000	1,851
VeriSign, Inc. 2.700% due 06/15/2031	1,700	1,370
VMware, Inc.
1.800% due 08/15/2028	600	499
2.200% due 08/15/2031	350	276
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	6,700	6,477
Williams Cos., Inc. 3.500% due 10/15/2051	2,000	1,492
Wynn Macau Ltd. 5.125% due 12/15/2029	800	498

		612,978

UTILITIES 10.2%
AEP Texas, Inc.
4.150% due 05/01/2049	1,100	944
6.650% due 02/15/2033	1,800	2,074
Alabama Power Co.
4.300% due 01/02/2046	700	641
4.300% due 07/15/2048	2,000	1,835
Alliant Energy Finance LLC
1.400% due 03/15/2026	1,000	890
3.600% due 03/01/2032	1,700	1,541
American Transmission Systems, Inc. 5.000% due 09/01/2044	200	193
American Water Capital Corp.
3.750% due 09/01/2047	3,400	2,836
4.150% due 06/01/2049	5,000	4,445
Arizona Public Service Co. 2.650% due 09/15/2050	20	13
AT&T, Inc.
3.500% due 09/15/2053	3,683	2,798
3.550% due 09/15/2055	493	370
3.650% due 09/15/2059	6,731	5,056
Atmos Energy Corp. 2.850% due 02/15/2052	6,700	4,802
Bell Telephone Co. of Canada 4.300% due 07/29/2049	3,900	3,501
BG Energy Capital PLC 5.125% due 10/15/2041	6,100	6,184
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	3,500	3,479
Commonwealth Edison Co. 3.850% due 03/15/2052	1,000	883
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	700	480
3.200% due 12/01/2051	7,500	5,701
3.600% due 06/15/2061	500	395
4.300% due 12/01/2056	100	88

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

4.500% due 05/15/2058	2,500	2,253
DTE Electric Co. 3.650% due 03/01/2052	1,200	1,039
Duke Energy Carolinas LLC
3.200% due 08/15/2049	100	78
3.750% due 06/01/2045	2,000	1,679
4.000% due 09/30/2042	400	356
Duke Energy Florida LLC
3.000% due 12/15/2051	2,600	1,946
3.850% due 11/15/2042	4,600	3,994
6.350% due 09/15/2037	200	230
Duke Energy Ohio, Inc. 5.400% due 06/15/2033	110	111
Duke Energy Progress LLC 2.500% due 08/15/2050	3,990	2,735
East Ohio Gas Co. 3.000% due 06/15/2050	1,600	1,158
Edison International 5.750% due 06/15/2027	700	711
Electricite de France SA 5.000% due 09/21/2048	300	258
Entergy Arkansas LLC
2.650% due 06/15/2051	60	42
3.350% due 06/15/2052	1,300	1,029
Entergy Corp.
1.900% due 06/15/2028	900	773
2.400% due 06/15/2031	2,390	1,946
Entergy Texas, Inc. 1.750% due 03/15/2031	3,200	2,591
Exelon Corp. 3.350% due 03/15/2032	3,000	2,693
Florida Power & Light Co. 3.700% due 12/01/2047	1,100	970
Gazprom PJSC via Gaz Finance PLC
3.250% due 02/25/2030	7,100	2,130
3.500% due 07/14/2031	8,000	2,400
Georgia Power Co.
3.250% due 03/15/2051	5,300	3,903
3.700% due 01/30/2050	1,000	796
4.300% due 03/15/2042	3,752	3,270
5.125% due 05/15/2052	4,200	4,174
Greenko Power Ltd. 4.300% due 12/13/2028	2,053	1,645
Indiana Michigan Power Co.
3.250% due 05/01/2051	1,780	1,352
6.050% due 03/15/2037	800	877
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	4,200	3,766
Kentucky Utilities Co. 3.300% due 06/01/2050	70	55
KeySpan Gas East Corp. 3.586% due 01/18/2052	2,430	1,817
MidAmerican Energy Co. 2.700% due 08/01/2052	5,500	3,965
National Grid USA 5.803% due 04/01/2035	120	126
New England Power Co. 3.800% due 12/05/2047	2,300	1,917
New York State Electric & Gas Corp.
1.950% due 10/01/2030	480	399
2.150% due 10/01/2031	2,000	1,653
Niagara Mohawk Power Corp. 4.119% due 11/28/2042	3,500	2,956
Northern States Power Co. 3.600% due 09/15/2047	6,300	5,306
NRG Energy, Inc. 2.450% due 12/02/2027	1,010	868
Oglethorpe Power Corp.
3.750% due 08/01/2050	1,590	1,268
5.050% due 10/01/2048	7,000	6,570
Ohio Power Co.
2.900% due 10/01/2051	2,800	2,008
5.850% due 10/01/2035	100	109
ONEOK, Inc. 7.150% due 01/15/2051	100	106
Pacific Gas & Electric Co.
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~	3,100	3,088
2.500% due 02/01/2031	2,100	1,608
3.000% due 06/15/2028	3,200	2,761
3.150% due 01/01/2026	2,000	1,834
3.250% due 06/01/2031	1,700	1,375
3.450% due 07/01/2025	1,000	941
3.500% due 08/01/2050	7,250	4,856
3.750% due 08/15/2042	2,790	1,893
3.950% due 12/01/2047	1,000	694
4.200% due 03/01/2029	2,000	1,787

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

4.250% due 03/15/2046	300	220
4.300% due 03/15/2045	500	364
4.400% due 03/01/2032	2,000	1,738
4.500% due 07/01/2040	6,100	4,737
4.550% due 07/01/2030	920	818
4.600% due 06/15/2043	900	688
4.750% due 02/15/2044	100	77
4.950% due 07/01/2050	2,000	1,600
5.250% due 03/01/2052	300	248
PacifiCorp
4.125% due 01/15/2049	10,100	9,068
5.750% due 04/01/2037	60	64
6.000% due 01/15/2039	2,040	2,243
6.100% due 08/01/2036	60	66
PECO Energy Co. 2.850% due 09/15/2051	2,000	1,472
Pennsylvania Electric Co. 3.600% due 06/01/2029	3,300	3,115
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.375% due 02/05/2050	3,800	2,803
4.875% due 07/17/2049	400	312
6.250% due 01/25/2049	2,600	2,391
Progress Energy, Inc. 7.750% due 03/01/2031	3,500	4,095
Public Service Electric & Gas Co. 4.000% due 06/01/2044	5,700	5,133
Puget Energy, Inc. 4.224% due 03/15/2032 (g)	3,000	2,769
San Diego Gas & Electric Co.
3.700% due 03/15/2052	200	169
4.100% due 06/15/2049	4,600	4,089
4.150% due 05/15/2048	9,400	8,605
Sempra Energy 6.000% due 10/15/2039	100	106
SES SA
3.600% due 04/04/2023	4,600	4,549
5.300% due 04/04/2043	3,800	3,243
Sierra Pacific Power Co. 6.750% due 07/01/2037	3,600	4,282
Southern California Edison Co.
2.250% due 06/01/2030	800	673
2.500% due 06/01/2031	4,700	3,951
2.750% due 02/01/2032	2,400	2,030
2.950% due 02/01/2051	3,000	2,040
3.450% due 02/01/2052	2,300	1,716
3.650% due 03/01/2028	200	190
3.650% due 02/01/2050	1,100	843
3.650% due 06/01/2051	2,020	1,571
3.900% due 12/01/2041	500	407
3.900% due 03/15/2043	3,600	2,895
4.650% due 10/01/2043	1,850	1,684
5.450% due 06/01/2052	1,400	1,378
6.000% due 01/15/2034	3,600	3,884
6.650% due 04/01/2029	900	963
Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,389
4.125% due 06/01/2048	5,300	4,655
Southwestern Electric Power Co.
3.250% due 11/01/2051	2,600	1,930
6.200% due 03/15/2040	2,200	2,363
System Energy Resources, Inc. 2.140% due 12/09/2025	1,200	1,115
Tucson Electric Power Co. 3.250% due 05/15/2032	6,500	5,869
Verizon Communications, Inc.
3.700% due 03/22/2061	5,590	4,404
3.875% due 03/01/2052	6,600	5,546
Virginia Electric & Power Co. 2.950% due 11/15/2051	2,200	1,631
Vodafone Group PLC
4.250% due 09/17/2050	400	335
4.875% due 06/19/2049	5,600	5,142
Washington Gas Light Co. 3.650% due 09/15/2049	1,600	1,328
Wisconsin Electric Power Co. 4.300% due 12/15/2045	3,600	3,224

		282,236

Total Corporate Bonds & Notes (Cost $1,738,742)		1,475,011

MUNICIPAL BONDS & NOTES 2.4%
CALIFORNIA 0.6%
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (d)	3,800	2,718

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

0.000% due 08/15/2032 (d)	100	66
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	300	259
3.000% due 06/01/2046	2,185	1,922
4.214% due 06/01/2050	2,600	2,125
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 3.037% due 06/01/2032	4,200	3,611
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	900	1,089
Tulare County, California Revenue Bonds, Series 2018 4.109% due 06/01/2029	2,700	2,706
Tulare County, California Revenue Notes, Series 2018 4.009% due 06/01/2028	1,000	1,002

		15,498

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	7,704	9,065

ILLINOIS 0.4%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	100	106
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	4,400	3,943
3.007% due 01/01/2033	5,030	4,445
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2021 3.238% due 01/01/2042	1,800	1,519
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	900	1,039

		11,052

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015 4.927% due 04/15/2045	2,600	2,732

MICHIGAN 0.3%
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122	3,500	2,963
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	4,800	4,387

		7,350

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 06/01/2034 (d)	700	416

NEW JERSEY 0.1%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.270% due 05/01/2043	1,500	1,259

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	1,000	961

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	800	1,079
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	4,935	4,969

		6,048

PENNSYLVANIA 0.1%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021 2.991% due 06/01/2042	3,770	3,012

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	5,450	6,463
Dallas, Texas General Obligation Bonds, Series 2005 0.000% due 02/15/2033 (d)	2,900	1,872

		8,335

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (d)	1,000	514

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

0.000% due 04/01/2037 (d)	800	386

		900

Total Municipal Bonds & Notes (Cost $72,036)		66,628

U.S. GOVERNMENT AGENCIES 11.8%
Fannie Mae
0.000% due 03/23/2028 - 05/15/2030 (d)	43,912	33,843
1.001% due 07/25/2037 •	5	5
1.067% (US0001M + 0.130%) due 03/25/2036 ~	1	1
1.383% due 06/01/2035 •	305	303
1.511% due 12/01/2034 •	116	118
1.523% due 06/01/2043 •	45	46
1.775% due 09/01/2035 •	8	8
1.864% due 10/01/2035 •	93	92
1.871% due 04/01/2035 •	245	243
2.024% due 09/25/2032 •	3	3
2.030% due 11/01/2035 •	2	2
2.032% due 08/01/2035 •	21	22
2.084% due 05/25/2035 ~	175	179
2.273% due 12/01/2033 •	12	12
2.274% (US0001M + 0.650%) due 08/25/2040 ~	275	277
2.275% due 06/01/2035 •	337	335
2.358% due 01/25/2031 ~(a)	16,133	1,894
2.430% due 11/01/2034 •	257	268
3.000% due 12/25/2046	1,364	1,058
3.250% due 11/01/2042	2,566	2,392
3.790% due 01/01/2029	4,200	4,277
5.000% due 08/25/2033	28	29
5.500% due 04/25/2033 - 09/25/2035	5,617	6,066
5.900% due 07/25/2042	6	6
6.000% due 07/25/2031 - 03/25/2036 þ	947	1,092
6.080% due 09/01/2028	1,800	2,090
Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	500	559
5.750% due 12/07/2028	20	23
Freddie Mac
0.000% due 03/15/2031 (d)	11,600	8,612
1.524% due 02/25/2045 •	47	48
1.676% due 10/25/2044 •	15	15
1.724% due 01/15/2033 •	2	2
1.824% due 09/15/2030 •	1	1
1.875% due 10/01/2035 •	13	14
2.581% due 04/01/2035 •	10	10
3.212% due 06/01/2035 •	8	8
5.000% due 03/01/2038 - 12/01/2038	338	353
5.500% due 02/15/2024	12	12
6.000% due 06/15/2035 - 10/01/2037	508	583
6.500% due 10/25/2043	44	46
Ginnie Mae
1.875% due 05/20/2030 •	27	27
3.250% due 02/20/2049	2,451	2,339
Residual Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030 (d)	108,567	83,293
Resolution Funding Corp. STRIPS 0.000% due 01/15/2029 - 07/15/2029 (a)	3,891	3,112
U.S. Small Business Administration
5.290% due 12/01/2027	102	104
5.510% due 11/01/2027	23	24
Uniform Mortgage-Backed Security 5.500% due 04/01/2031 - 04/01/2049	77	81
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2052	7,200	6,470
3.500% due 07/01/2052	67,500	64,932
4.000% due 04/01/2052	63,800	62,824
4.500% due 07/01/2052	37,300	37,453
5.500% due 08/01/2052	1,700	1,760

Total U.S. Government Agencies (Cost $319,881)		327,364

U.S. TREASURY OBLIGATIONS 66.3%
U.S. Treasury Bonds
1.125% due 05/15/2040 (i)	313,630	218,500
1.125% due 08/15/2040 (i)	420,790	290,887
1.375% due 11/15/2040 (i)	55,540	40,021
1.750% due 08/15/2041 (i)	151,800	115,528
1.875% due 02/15/2041 (i)	530,600	416,366
1.875% due 02/15/2051 (i)	171,175	128,482
1.875% due 11/15/2051 (i)	221,960	166,609
2.000% due 11/15/2041 (i)	66,700	53,000
2.000% due 02/15/2050 (i)(k)	22,030	17,082
2.000% due 08/15/2051 (i)	115,900	89,628
2.250% due 08/15/2049 (i)(k)	17,276	14,183
2.250% due 02/15/2052 (i)	7,800	6,422
2.375% due 02/15/2042 (i)	25,500	21,631

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.375% due 11/15/2049 (k)(m)	875	739
2.500% due 02/15/2045 (k)	1,110	942
2.750% due 11/15/2042 (i)(k)	1,000	896
2.875% due 08/15/2045 (k)	2,345	2,132
2.875% due 05/15/2049 (i)(m)	405	378
2.875% due 05/15/2052	1,600	1,512
3.000% due 08/15/2048 (i)(k)	7,990	7,553
3.125% due 02/15/2043 (k)(m)	1,910	1,816
3.750% due 08/15/2041 (i)	1,700	1,788
3.750% due 11/15/2043 (k)	6,137	6,425
4.750% due 02/15/2041 (i)(k)	2,480	2,989
U.S. Treasury Notes
0.375% due 10/31/2023 (k)(m)	18,900	18,267
2.625% due 05/31/2027 (i)(m)	69,600	68,292
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(k)	71,900	49,425
0.000% due 08/15/2034 (a)	32,970	22,468
0.000% due 05/15/2035 (a)(k)	32,500	21,569
0.000% due 11/15/2036 (a)	37,600	23,760
0.000% due 08/15/2037 (a)(k)	8,900	5,467
0.000% due 08/15/2040 (d)(k)	5,930	3,256
0.000% due 05/15/2044 (d)(k)	15,400	7,162
0.000% due 08/15/2044 (d)	18,300	8,428
0.000% due 11/15/2044 (d)	11,350	5,177

Total U.S. Treasury Obligations (Cost $2,302,980)		1,838,780

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
Adjustable Rate Mortgage Trust 2.694% due 10/25/2035 ~	661	574
American Home Mortgage Assets Trust
1.396% due 11/25/2046 •	1,518	495
1.744% due 10/25/2046 •	74	65
AREIT Trust 2.021% (SOFR30A + 1.250%) due 01/16/2037 ~	3,900	3,747
BAMLL Commercial Mortgage Securities Trust
2.374% due 04/15/2036 •	7,000	6,860
2.524% due 03/15/2034 •	2,400	2,343
Banc of America Funding Trust
2.736% due 02/20/2036 ~	143	138
3.461% due 01/20/2047 ^~	17	16
Banc of America Mortgage Trust 2.874% due 08/25/2035 ^~	381	369
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,421
5.122% due 08/10/2035 ~	8,700	7,825
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 10/25/2035 •	27	27
2.778% due 11/25/2030 ~	32	30
2.817% due 02/25/2034 ~	4	4
3.046% due 11/25/2034 ~	15	15
3.278% due 05/25/2047 ^~	522	490
Bear Stearns ALT-A Trust
1.944% due 08/25/2036 ^•	2,795	2,565
2.593% due 10/25/2035 ^~	221	197
3.074% due 09/25/2035 ^~	2,396	1,591
3.128% due 11/25/2036 ~	113	74
Bear Stearns Mortgage Funding Trust 1.804% (US0001M + 0.180%) due 10/25/2036 ~	1,894	1,630
BWAY Mortgage Trust 3.454% due 03/10/2033	7,280	6,991
Chase Mortgage Finance Trust
3.342% due 03/25/2037 ^~	192	185
5.500% due 11/25/2035	1,673	1,356
ChaseFlex Trust 2.184% (US0001M + 0.560%) due 05/25/2037 ~	3,491	3,432
Citigroup Mortgage Loan Trust
1.694% (US0001M + 0.070%) due 01/25/2037 ~	23	22
2.424% (US0001M + 0.800%) due 08/25/2035 ^~	102	98
2.470% due 10/25/2035 •	17	17
Citigroup Mortgage Loan Trust, Inc.
2.190% due 09/25/2035 •	39	38
3.790% due 09/25/2035 •	16	16
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	3,963
3.942% due 04/10/2033 ~	7,300	6,722
Countrywide Alternative Loan Trust
1.807% due 12/20/2046 ^•	510	428
2.004% due 09/25/2046 ^•	537	511
2.032% (US0001M + 0.420%) due 03/20/2046 ~	127	100
2.044% due 05/25/2036 •	3,256	2,820
2.184% due 02/25/2037 •	53	44
2.252% due 12/20/2035 •	533	489
2.266% (US0001M + 0.640%) due 11/20/2035 ~	2,631	2,472
5.500% due 09/25/2035 ^	1,303	1,060
5.500% due 10/25/2035	2,744	1,837

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

5.500% due 11/25/2035	483	321
5.500% due 03/25/2036 ^	66	33
6.000% due 03/25/2036 ^	3,006	1,619
6.250% due 08/25/2037 ^	114	72
Countrywide Home Loan Mortgage Pass-Through Trust
1.985% due 02/20/2036 ^•	28	24
1.991% due 02/20/2036 ^•	91	87
2.084% due 05/25/2035 •	54	46
2.264% due 03/25/2035 •	124	108
2.520% due 02/20/2035 ~	3	3
2.572% due 11/20/2034 ~	9	9
2.711% due 11/25/2034 ~	46	44
3.093% due 11/25/2037 ~	376	354
3.571% due 08/25/2034 ^~	2	2
5.250% due 05/25/2035	88	65
Countrywide Home Loan Reperforming REMIC Trust 2.044% due 07/25/2036 •	1,964	1,891
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.593% due 07/25/2033 ~	6	6
Credit Suisse Mortgage Capital Trust
2.938% due 12/26/2059 ~	611	603
3.023% due 08/25/2060 ~	1,134	1,098
Downey Savings & Loan Association Mortgage Loan Trust 2.132% due 08/19/2045 •	55	48
First Horizon Mortgage Pass-Through Trust
3.213% due 08/25/2035 ~	8	6
3.367% due 12/25/2034 ~	1	1
GCAT LLC 2.981% due 09/25/2025 þ	1,400	1,377
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~	5,225	4,609
GSMPS Mortgage Loan Trust 1.974% due 01/25/2036 •	422	354
GSR Mortgage Loan Trust 2.668% due 11/25/2035 ~	4	3
HarborView Mortgage Loan Trust
1.802% (US0001M + 0.190%) due 01/19/2038 ~	1,430	1,297
1.817% due 12/19/2036 •	2,747	2,415
2.075% due 03/19/2036 ^•	9,475	9,032
2.739% due 07/19/2035 ^~	2	2
IndyMac INDX Mortgage Loan Trust
2.024% due 06/25/2046 •	366	323
2.144% (US0001M + 0.520%) due 07/25/2035 ~	2,369	1,734
2.965% due 04/25/2037 ^~	141	120
3.016% due 12/25/2034 ~	9	9
3.072% due 04/25/2037 ~	94	84
JP Morgan Chase Commercial Mortgage Securities Trust 3.379% due 09/15/2050	3,600	3,529
JP Morgan Mortgage Trust
2.417% due 07/25/2035 ~	813	799
2.496% due 02/25/2035 ~	2	2
2.524% due 11/25/2049 •	425	414
2.524% due 12/25/2049 •	193	187
3.172% due 01/25/2037 ^~	18	16
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	1,342	1,341
Lehman XS Trust 1.984% due 12/25/2036 •	930	922
MASTR Adjustable Rate Mortgages Trust
1.834% due 04/25/2046 •	296	268
3.052% due 11/21/2034 ~	41	39
MASTR Alternative Loan Trust 5.500% due 01/25/2025	15	14
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 2.024% due 11/15/2031 •	19	18
Merrill Lynch Mortgage Investors Trust
2.044% due 02/25/2036 •	123	116
2.120% due 05/25/2033 ~	9	8
2.287% due 02/25/2034 ~	5	5
2.968% due 05/25/2033 ~	4	4
3.628% due 07/25/2034 ~	68	66
Morgan Stanley Mortgage Loan Trust 1.924% due 08/25/2036 •	2,961	976
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	4,431	4,251
4.500% due 05/25/2058 ~	2,163	2,152
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.159% due 05/25/2036 ~	13,485	3,544
Prime Mortgage Trust 2.024% (US0001M + 0.400%) due 02/25/2034 ~	1	1
Residential Accredit Loans, Inc. Trust
2.044% due 04/25/2046 •	175	56
6.000% due 06/25/2036 ^	5,041	4,358
6.000% due 08/25/2036 ^	699	592
6.500% due 08/25/2036	1,330	1,211

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Residential Asset Securitization Trust
2.024% due 01/25/2046 ^•		188	63
2.074% (US0001M + 0.450%) due 04/25/2035 ^~		46	27
Structured Adjustable Rate Mortgage Loan Trust
1.876% due 01/25/2035 ^•		44	38
1.944% due 10/25/2035 •		33	31
2.064% due 05/25/2037 •		105	97
2.914% due 12/25/2034 ~		61	59
2.961% due 08/25/2035 ~		12	11
Structured Asset Mortgage Investments Trust
2.044% due 04/25/2036 •		374	333
2.064% due 05/25/2036 •		128	109
2.095% due 07/19/2035 •		11	10
2.184% (US0001M + 0.560%) due 02/25/2036 ^~		309	284
2.244% due 12/25/2035 ^•		3	3
2.255% (US0001M + 0.660%) due 10/19/2034 ~		11	11
Structured Asset Securities Corp Mortgage Pass-Through Certificates 2.981% due 12/25/2033 ~		8	8
TBW Mortgage-Backed Trust 6.000% due 07/25/2036		4,698	2,501
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	11,917	14,460
WaMu Mortgage Pass-Through Certificates Trust
1.176% (12MTA + 0.700%) due 02/25/2047 ^~		$342	303
1.176% due 03/25/2047 ^•		184	164
1.206% due 01/25/2047 •		1	1
1.236% (12MTA + 0.760%) due 04/25/2047 ~		723	650
1.372% due 05/25/2046 •		25	23
1.476% due 08/25/2046 •		690	666
1.723% (COF 11 + 1.500%) due 08/25/2046 ~		6,328	5,775
1.723% (COF 11 + 1.500%) due 10/25/2046 ~		3	3
1.723% due 11/25/2046 •		42	39
1.876% (12MTA + 1.400%) due 08/25/2042 ~		1	1
1.994% due 05/25/2034 •		373	371
2.164% due 12/25/2045 •		30	29
2.204% due 10/25/2045 •		393	376
2.713% due 12/25/2036 ^~		175	162
3.036% due 02/25/2037 ^~		198	187
3.368% due 07/25/2037 ^~		18	17
Washington Mutual Mortgage Pass-Through Certificates Trust 1.446% (12MTA + 0.970%) due 05/25/2046 ^~		297	243
Worldwide Plaza Trust 3.526% due 11/10/2036		3,300	3,078

Total Non-Agency Mortgage-Backed Securities (Cost $156,871)			146,897

ASSET-BACKED SECURITIES 7.5%
ACE Securities Corp. Home Equity Loan Trust 2.599% (US0001M + 0.975%) due 05/25/2034 ~		983	960
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 3.454% due 12/25/2034 •		4,840	4,560
American Money Management Corp. CLO Ltd. 1.914% due 04/17/2029 •		2,888	2,852
Argent Securities Trust 1.924% (US0001M + 0.300%) due 06/25/2036 ~		6,025	4,197
Asset-Backed Securities Corp. Home Equity Loan Trust 3.469% (US0001M + 1.845%) due 05/25/2035 ~		4,818	4,657
Bear Stearns Asset-Backed Securities Trust
1.964% due 12/25/2036 •		200	191
2.718% due 07/25/2036 ~		17	16
3.065% due 10/25/2036 ~		14	14
Benefit Street Partners CLO Ltd. 2.163% due 01/20/2031 •		2,950	2,893
Carlyle Global Market Strategies CLO Ltd.
2.275% (US0003M + 1.050%) due 07/27/2031 ~		992	973
2.403% due 07/20/2032 •		3,500	3,431
CIFC Funding Ltd. 2.234% due 04/24/2030 •		1,845	1,822
CIT Mortgage Loan Trust 3.124% due 10/25/2037 •		500	468
Citigroup Mortgage Loan Trust 1.684% due 07/25/2045 •		7	6
Citigroup Mortgage Loan Trust, Inc. 1.974% due 03/25/2037 •		621	545
Countrywide Asset-Backed Certificates 2.104% due 04/25/2037 •		465	404
Countrywide Asset-Backed Certificates Trust
1.764% due 06/25/2047 ^•		864	789
1.884% due 12/25/2036 ^•		7,593	6,902
1.944% due 09/25/2047 •		7,070	5,501
2.104% due 03/25/2036 •		1,132	1,089
2.524% (US0001M + 0.900%) due 02/25/2036 ~		130	130
3.499% due 07/25/2035 •		100	97
Credit-Based Asset Servicing & Securitization LLC
1.744% (US0001M + 0.120%) due 07/25/2037 ~		17	12
2.524% due 07/25/2035 •		380	369

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.944% due 12/25/2035 •		681	655
3.558% due 04/25/2037 þ		244	234
Credit-Based Asset Servicing & Securitization Trust 1.694% due 01/25/2037 ^•		27	10
ECMC Group Student Loan Trust 2.374% due 02/27/2068 •		1,329	1,274
Encore Credit Receivables Trust 2.284% due 07/25/2035 •		311	320
First Franklin Mortgage Loan Trust
1.734% due 12/25/2037 •		1,557	1,488
1.924% (US0001M + 0.300%) due 08/25/2036 ~		7,218	6,752
2.329% (US0001M + 0.705%) due 11/25/2036 ~		9,400	9,066
2.674% (US0001M + 1.050%) due 09/25/2033 ~		4,688	4,580
2.862% (US0001M + 1.800%) due 10/25/2033 ~		3,342	3,207
First NLC Trust 1.694% due 08/25/2037 •		15	9
Fremont Home Loan Trust
1.764% due 01/25/2037 •		4,595	2,676
2.689% due 06/25/2035 •		4,085	3,965
FS Rialto Issuer LLC 2.692% (SOFR30A + 1.900%) due 01/19/2039 ~		4,350	4,271
Gallatin CLO Ltd. 2.148% due 01/21/2028 •		3,199	3,172
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	3,951	2,653
GE-WMC Mortgage Securities Trust 1.704% due 08/25/2036 •		$1	0
GSAMP Trust
1.694% (US0001M + 0.070%) due 12/25/2036 ~		6	3
1.754% due 12/25/2046 •		1,385	807
1.764% due 11/25/2036 •		19,782	10,569
1.764% (US0001M + 0.140%) due 12/25/2036 ~		1,717	983
1.774% due 08/25/2036 •		1,026	1,009
1.824% (US0001M + 0.200%) due 11/25/2036 ~		200	106
1.824% due 01/25/2047 •		6,045	3,351
1.894% due 03/25/2047 •		749	721
1.944% (US0001M + 0.320%) due 04/25/2036 ~		227	160
HGI CRE CLO Ltd. 2.477% due 04/19/2037 •		1,950	1,911
Horizon Aircraft Finance Ltd. 4.458% due 12/15/2038		2,086	1,819
JP Morgan Mortgage Acquisition Corp. 2.344% due 12/25/2035 •		218	217
JP Morgan Mortgage Acquisition Trust 1.894% due 07/25/2036 •		1,705	1,451
KREF Ltd. 2.957% due 02/17/2039 •		3,900	3,785
LCCM Trust 2.774% due 11/15/2038 •		2,300	2,237
Lehman ABS Mortgage Loan Trust 1.714% (US0001M + 0.090%) due 06/25/2037 ~		12	9
Long Beach Mortgage Loan Trust 1.924% (US0001M + 0.300%) due 06/25/2036 ~		16,242	8,895
M360 Ltd. 3.126% due 11/22/2038 •		2,500	2,466
Magnetite Ltd. 2.291% due 11/15/2028 •		3,155	3,107
MASTR Asset-Backed Securities Trust
1.844% (US0001M + 0.220%) due 11/25/2036 ~		2,862	1,814
1.984% (US0001M + 0.360%) due 02/25/2036 ~		1,931	845
2.449% (US0001M + 0.825%) due 10/25/2034 ~		3,114	3,038
MASTR Specialized Loan Trust 2.144% due 02/25/2036 •		2,556	2,452
Merrill Lynch Mortgage Investors Trust
2.224% due 01/25/2037 •		8,023	7,467
2.554% (US0001M + 0.930%) due 07/25/2035 ~		810	787
MESA Trust 2.424% due 12/25/2031 •		6	6
Morgan Stanley ABS Capital, Inc. Trust
1.824% (US0001M + 0.200%) due 02/25/2037 ~		2,238	1,268
1.844% (US0001M + 0.220%) due 10/25/2036 ~		2,799	1,430
1.854% due 09/25/2036 •		3,487	1,652
1.954% due 02/25/2037 •		4,602	2,615
Mountain View CLO LLC 2.084% (US0003M + 1.040%) due 01/16/2031 ~		1,000	981
MP CLO Ltd. 1.934% due 10/18/2028 •		6,667	6,542
New Century Home Equity Loan Trust
2.364% (US0001M + 0.740%) due 08/25/2034 ~		11	10
2.704% (US0001M + 1.080%) due 01/25/2034 ~		136	132
Newcastle Mortgage Securities Trust 2.344% (US0001M + 0.720%) due 03/25/2036 ~		6,000	5,588
NovaStar Mortgage Funding Trust 1.794% due 01/25/2037 •		6,592	2,464
Octagon Loan Funding Ltd. 2.635% due 11/18/2031 •		2,600	2,551

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Option One Mortgage Loan Trust
1.864% due 04/25/2037 •		3,350	1,728
2.359% (US0001M + 0.735%) due 05/25/2035 ~		1,000	961
Residential Asset Securities Corp. Trust 1.844% due 02/25/2037 •		1,940	1,824
Saxon Asset Securities Trust 2.299% due 11/25/2037 •		5,280	5,179
Securitized Asset-Backed Receivables LLC Trust
1.754% (US0001M + 0.130%) due 05/25/2037 ^~		35	28
2.204% due 12/25/2035 •		953	926
SLM Student Loan Trust 2.684% due 04/25/2023 •		2,925	2,920
Sound Point CLO Ltd. 2.174% due 01/23/2029 •		612	604
Soundview Home Loan Trust
1.704% due 06/25/2037 •		9	6
1.734% (US0001M + 0.110%) due 01/25/2037 ~		3,723	2,906
1.794% due 07/25/2037 •		338	300
Structured Asset Investment Loan Trust 3.349% (US0001M + 1.725%) due 11/25/2034 ~		2,253	2,168
Structured Asset Securities Corp. Mortgage Loan Trust
1.944% due 10/25/2036 •		3,927	3,640
2.724% due 10/25/2037 •		5,530	2,876
2.749% (US0001M + 1.125%) due 04/25/2035 ~		1,699	1,661
TCI-Symphony CLO Ltd. 1.974% (US0003M + 0.930%) due 07/15/2030 ~		2,000	1,967
Towd Point Mortgage Trust 2.624% (US0001M + 1.000%) due 05/25/2058 ~		891	881
Venture CLO Ltd. 2.163% (US0003M + 1.100%) due 01/20/2029 ~		1,595	1,580
Vibrant CLO Ltd. 2.183% (US0003M + 1.120%) due 07/20/2032 ~		1,100	1,069
Voya CLO Ltd. 2.138% (US0003M + 1.100%) due 07/14/2031 ~		1,486	1,455
Wells Fargo Home Equity Asset-Backed Securities Trust 1.854% due 04/25/2037 •		878	853

Total Asset-Backed Securities (Cost $220,484)			207,990

SOVEREIGN ISSUES 2.9%
Airport Authority
1.625% due 02/04/2031		5,000	4,138
2.625% due 02/04/2051		1,200	868
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,104	244
1.000% due 07/09/2029		386	91
1.125% due 07/09/2035 þ		7,625	1,613
2.500% due 07/09/2041 þ		540	140
Chile Government International Bond
3.250% due 09/21/2071		6,000	4,030
4.340% due 03/07/2042		3,800	3,390
Colombia Government International Bond 7.375% due 09/18/2037		720	668
Dominican Republic International Bond
4.875% due 09/23/2032		800	618
5.500% due 02/22/2029		2,000	1,746
Indonesia Government International Bond
1.400% due 10/30/2031	EUR	3,300	2,675
4.750% due 07/18/2047		$7,000	6,459
Israel Government International Bond 1.250% due 11/30/2022	ILS	2,800	802
Mexico Government International Bond
3.771% due 05/24/2061		$10,469	6,819
5.750% due 10/12/2110		10,400	8,768
Peru Government International Bond
5.400% due 08/12/2034	PEN	600	127
5.940% due 02/12/2029		9,350	2,232
6.150% due 08/12/2032		7,600	1,757
6.350% due 08/12/2028		2,500	616
6.950% due 08/12/2031		8,900	2,209
8.200% due 08/12/2026		25,700	7,022
Romania Government International Bond
1.750% due 07/13/2030	EUR	7,800	5,843
2.000% due 04/14/2033		2,700	1,842
2.625% due 12/02/2040		1,290	788
2.750% due 04/14/2041		850	522
2.875% due 04/13/2042		1,690	1,040
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	17,600	906

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Spain Government International Bond 5.150% due 10/31/2044	EUR	8,800	12,604

Total Sovereign Issues (Cost $107,837)			80,576

		SHARES
PREFERRED SECURITIES 1.8%
BANKING & FINANCE 0.5%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(e)		1,100,000	995
Capital Farm Credit ACA 5.000% due 03/15/2026 •(e)		2,700,000	2,423
Capital One Financial Corp. 3.950% due 09/01/2026 •(e)		4,740,000	3,816
Charles Schwab Corp. 4.000% due 06/01/2026 •(e)		1,200,000	1,019
Citigroup, Inc.
3.875% due 02/18/2026 •(e)		1,000,000	833
4.000% due 12/10/2025 •(e)		850,000	737
CoBank ACB 4.250% due 01/01/2027 •(e)		2,400,000	2,059
JPMorgan Chase & Co. 6.100% due 10/01/2024 •(e)		2,000,000	1,869

			13,750

INDUSTRIALS 0.1%
General Electric Co. 5.159% (US0003M + 3.330%) due 09/15/2022 ~(e)		2,800,000	2,464

UTILITIES 1.2%
AT&T Mobility LLC 7.000% due 10/20/2022 «(e)(g)		1,128,057	28,640
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(e)		3,616,000	3,092
Edison International 5.000% due 12/15/2026 •(e)		1,000,000	798

			32,530

Total Preferred Securities (Cost $53,733)			48,745

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (h) 2.0%			55,981

ISRAEL TREASURY BILLS 0.4%
0.017% due 10/07/2022 - 01/04/2023 (c)(d)	ILS	38,400	10,951

U.S. TREASURY BILLS 0.0%
0.754% due 07/26/2022 (c)(d)(i)(m)		$1,077	1,076

Total Short-Term Instruments (Cost $69,141)			68,008

Total Investments in Securities (Cost $5,099,015)			4,314,531

		SHARES
INVESTMENTS IN AFFILIATES 4.2%
SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short Asset Portfolio		6,260,857	61,218
PIMCO Short-Term Floating NAV Portfolio III		5,698,033	55,294

Total Short-Term Instruments (Cost $117,983)			116,512

Total Investments in Affiliates (Cost $117,983)			116,512

Total Investments 159.8% (Cost $5,216,998)			$4,431,043
Financial Derivative Instruments (j)(l) (0.4)%(Cost or Premiums, net $(2,805))			(11,357)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Other Assets and Liabilities, net (59.4)%	(1,646,904)

Net Assets 100.0%	$2,772,782

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$30,512	$28,640	1.03%
Citigroup, Inc.	3.057	01/25/2033	01/18/2022	2,400	2,037	0.07
Citigroup, Inc.	3.785	03/17/2033	03/10/2022	6,500	5,862	0.21
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	3,300	2,935	0.11
Deutsche Bank AG	3.035	05/28/2032	05/28/2021 - 06/11/2021	4,060	3,209	0.12
Deutsche Bank AG	3.729	01/14/2032	01/27/2021 - 02/01/2021	1,104	828	0.03
Morgan Stanley	0.000	04/02/2032	05/06/2020	3,180	2,311	0.08
Oracle Corp.	2.875	03/25/2031	03/22/2021	6,421	5,304	0.19
Oracle Corp.	3.650	03/25/2041	03/22/2021	1,888	1,419	0.05
Oracle Corp.	3.950	03/25/2051	03/22/2021	5,091	3,754	0.14
Oracle Corp.	4.100	03/25/2061	03/22/2021 - 10/28/2021	3,844	2,696	0.10
Puget Energy, Inc.	4.224	03/15/2032	03/14/2022	3,000	2,769	0.10

$71,300	$61,763	2.23%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	1.200%	06/29/2022	07/13/2022	$21,742	U.S. Treasury Bonds 2.000% due 11/15/2041	$(22,400)	$21,742	$21,744
JPS	1.090	06/23/2022	07/15/2022	34,239	U.S. Treasury Bonds 2.375% due 02/15/2042	(34,631)	34,239	34,247

Total Repurchase Agreements	$(57,031)	$55,981	$55,991

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	1.370%	06/22/2022	07/06/2022	$(4,061)	$(4,062)
1.510	06/22/2022	07/06/2022	(4,061)	(4,063)
BSN	1.170	06/07/2022	07/07/2022	(763,276)	(763,871)
1.170	06/21/2022	07/07/2022	(8,484)	(8,487)
1.180	06/22/2022	07/07/2022	(448)	(449)
DEU	1.150	06/02/2022	07/15/2022	(5,933)	(5,938)
1.150	06/22/2022	07/15/2022	(4,335)	(4,337)
1.160	06/02/2022	07/15/2022	(30,267)	(30,295)
1.200	06/08/2022	07/13/2022	(75,603)	(75,661)
1.450	06/29/2022	07/05/2022	(6,524)	(6,525)
JPS	1.090	06/01/2022	07/15/2022	(51,713)	(51,759)
1.390	06/16/2022	07/15/2022	(2,109)	(2,110)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

STR	1.540	07/01/2022	07/05/2022	(38,649)	(38,649)
1.550	06/30/2022	07/01/2022	(38,343)	(38,344)

Total Reverse Repurchase Agreements	$(1,034,550)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	1.540%	06/23/2022	07/12/2022	$(538)	$(538)
1.540	06/24/2022	07/12/2022	(976)	(976)
MSC	1.510	06/24/2022	07/05/2022	(5,628)	(5,630)
1.550	06/23/2022	07/07/2022	(774)	(774)
UBS	1.150	06/22/2022	07/26/2022	(32,529)	(32,539)
1.230	06/10/2022	07/11/2022	(407,401)	(407,693)
1.230	06/23/2022	07/11/2022	(57,085)	(57,101)
1.230	06/24/2022	07/11/2022	(8,330)	(8,332)
1.380	06/24/2022	08/12/2022	(6,154)	(6,156)

Total Sale-Buyback Transactions	$(519,739)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2052	$22,800	$(19,770)	$(19,772)
Uniform Mortgage-Backed Security, TBA	3.000	07/01/2052	1,000	(939)	(932)

Total Short Sales (0.7)%	$(20,709)	$(20,704)

(i)	Securities with an aggregate market value of $1,523,013 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(1,620,756) at a weighted average interest rate of 0.695%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(199) of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond September Futures	09/2022	158	$20,386	$(538)	$485	$0
U.S. Treasury 10-Year Note September Futures	09/2022	791	93,758	1,080	803	0
U.S. Treasury 30-Year Bond September Futures	09/2022	646	89,552	(472)	1,090	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	334	51,551	(1,135)	783	0

$(1,065)	$3,161	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2022	3,274	$(687,591)	$2,145	$0	$(1,842)
U.S. Treasury 5-Year Note September Futures	09/2022	2,590	(290,728)	1,589	0	(1,821)
U.S. Treasury 10-Year Ultra September Futures	09/2022	4,383	(558,285)	4,349	0	(5,821)

$8,083	$0	$(9,484)

Total Futures Contracts	$7,018	$3,161	$(9,484)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	1.674%	$800	$154	$(67)	$87	$0	$(1)
AES Corp.	5.000	Quarterly	06/20/2026	1.854	500	102	(44)	58	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.952	1,600	20	(19)	2	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.142	5,500	89	(116)	(27)	0	(4)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

AT&T, Inc.	1.000	Quarterly	12/20/2026	1.227		300	4	(7)	(3)	0	(1)
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.502		2,800	21	(14)	7	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.622	EUR	5,000	33	(22)	11	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2022	1.222		$1,200	0	(1)	(1)	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	1.520		4,800	18	(41)	(23)	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2023	1.745		900	7	(16)	(9)	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2026	2.327		200	(1)	(8)	(9)	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	2.445		3,700	(17)	(192)	(209)	0	(5)
Boeing Co.	1.000	Quarterly	06/20/2027	2.538		200	(15)	2	(13)	0	0
BP Capital Markets PLC	1.000	Quarterly	06/20/2028	1.367	EUR	5,200	117	(226)	(109)	0	(48)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.697		300	(1)	(11)	(12)	0	(2)
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.587		$3,800	28	(19)	9	0	0
Comcast Corp.	1.000	Quarterly	12/20/2026	0.786		300	8	(5)	3	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.798		800	(6)	(20)	(26)	0	(1)
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	2.093		200	2	(1	(9)	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	3.001		200	27	(21)	6	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	1.530		11,400	98	(316)	(218)	0	(8)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700		2,200	25	(87)	(62)	0	(3)
General Motors Co.	5.000	Quarterly	12/20/2026	2.634		2,600	507	(261)	246	0	(4)
Hess Corp.	1.000	Quarterly	06/20/2026	1.625		1,000	(21)	(1)	(22)	0	(1)
Hess Corp.	1.000	Quarterly	12/20/2026	1.797		900	(9)	(20)	(29)	0	(2)
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.505		3,300	25	(16)	9	0	0
Lennar Corp.	5.000	Quarterly	12/20/2025	2.001		200	38	(19)	19	0	(1)
Lennar Corp.	5.000	Quarterly	12/20/2026	2.322		600	124	(59)	65	0	(1)
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.398		100	3	0	3	0	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	1.573		200	(1)	(4)	(5)	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	1.105		500	11	(13)	(2)	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.198		2,200	51	(68)	(17)	0	(3)

							$1,441	$(1,721)	$(280)	$0	$(91)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-38 5-Year Index		(1.000)%	Quarterly	06/20/2027		$200,000	$(1,049)	$1,051	$2	$39	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index		1.000%	Quarterly	06/20/2026		$100	$(3)	$(9)	$(12)	$0	$0
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		9,000	(320)	(849)	(1,169)	0	(9)
CDX.HY-36 5-Year Index		5.000	Quarterly	06/20/2026		5,148	476	(517)	(41)	0	(8)
CDX.HY-38 5-Year Index		5.000	Quarterly	06/20/2027		3,663	171	(273)	(102)	0	(5)
iTraxx Europe Main 37 5-Year Index		1.000	Quarterly	06/20/2027	EUR	500	1	(5)	(4)	0	(1)

							$325	$(1,653)	$(1,328)	$0	$(23)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day USD-SOFR Compounded-OIS	1.600%	Annual	10/23/2028		$228,900	$495	$(11,837)	$(11,342)	$1,178	$0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051	28,100	(1,194)	6,140	4,946	0	(253)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	47,500	(797)	8,695	7,898	0	(387)
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	2,300	0	(104)	(104)	2	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	1,700	0	(75)	(75)	2	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025	600	0	(26)	(26)	1	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	24,300	30	(1,123)	(1,093)	25	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029	1,200	51	(154)	(103)	4	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023	$250,700	(276)	(2,429)	(2,705)	0	(138)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	38,600	(152)	2,217	2,065	0	(131)
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	02/25/2030	44,900	(94)	4,297	4,203	0	(328)
Receive	3-Month USD-LIBOR	0.958	Semi-Annual	03/31/2030	52,500	(147)	7,656	7,509	0	(362)
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	05/13/2030	9,100	(107)	438	331	0	(71)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	71,800	3,595	7,512	11,107	0	(526)
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	06/23/2031	13,300	(32)	1,696	1,664	0	(102)
Receive	3-Month USD-LIBOR	1.468	Semi-Annual	07/15/2031	44,900	(199)	5,698	5,499	0	(354)
Receive	3-Month USD-LIBOR	1.452	Semi-Annual	07/16/2031	20,700	(89)	2,651	2,562	0	(164)
Receive	3-Month USD-LIBOR	1.441	Semi-Annual	07/21/2031	55,500	(208)	7,096	6,888	0	(396)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041	155,160	2,887	39,963	42,850	0	(914)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	03/17/2051	53,720	(5,876)	(14,608)	(20,484)	299	0

$(2,113)	$63,703	$61,590	$1,511	$(4,126)

Total Swap Agreements	$(1,396)	$61,380	$59,984	$1,550	$(4,240)

(k)	Securities with an aggregate market value of $43,453 and cash of $13,931 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	DKK	3,454	$491	$5	$0
07/2022	PEN	53,208	13,243	0	(630)
07/2022	$196	PEN	740	0	(3)
08/2022	491	DKK	3,447	0	(5)
09/2022	PEN	12,054	$3,120	0	(7)
11/2022	ZAR	984	62	2	0
BPS	07/2022	EUR	1,555	1,647	19	(1)
07/2022	MXN	7,907	378	0	(15)
07/2022	$40,577	EUR	38,579	0	(149)
07/2022	393	MXN	7,907	0	0
08/2022	EUR	38,579	$40,651	148	0
08/2022	ZAR	2,536	159	4	0
09/2022	MXN	7,907	388	0	0
11/2022	ZAR	2,873	179	5	0
BRC	11/2022	ILS	1,400	438	34	0
CBK	07/2022	BRL	362	75	5	0
07/2022	PEN	19,954	5,050	1	(158)
07/2022	$69	BRL	363	0	0
07/2022	14,595	PEN	56,170	66	(15)
08/2022	2,037	7,750	2	(22)
10/2022	ILS	500	$160	16	0
11/2022	2,834	899	79	0
12/2022	13,899	4,432	407	0
12/2022	$168	PEN	704	14	0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

01/2023	ILS	20,896	$6,618	554	0
04/2023	PEN	53,208	13,473	0	(89)
DUB	07/2022	$235	DKK	1,590	0	(11)
07/2022	26	PEN	94	0	(1)
08/2022	GBP	19,447	$23,989	298	0
12/2022	ILS	1,200	379	32	0
GLM	07/2022	BRL	362	69	0	0
07/2022	$70	BRL	363	0	0
07/2022	537	PEN	2,057	2	(3)
08/2022	BRL	363	$69	1	0
08/2022	$1,269	PEN	4,778	0	(26)
11/2022	ZAR	1,042	$65	2	0
05/2023	839	50	0	0
HUS	07/2022	CAD	4,578	3,626	69	0
07/2022	EUR	38,111	41,094	1,155	0
07/2022	$1,147	EUR	1,087	0	(8)
08/2022	IDR	187,542	$13	0	0
JPM	08/2022	426,293	29	0	0
12/2022	ILS	500	162	17	0
MYI	07/2022	DKK	725	103	1	0
07/2022	$383	DKK	2,589	0	(19)
08/2022	IDR	473,880	$32	0	0
08/2022	$103	DKK	723	0	(1)
RBC	07/2022	CAD	469	$365	1	0
09/2022	$427	MXN	8,790	5	0
SCX	07/2022	PEN	494	$129	0	0
07/2022	$754	PEN	2,845	0	(12)
TOR	07/2022	1,825	CAD	2,340	0	(7)
08/2022	CAD	2,340	$1,825	7	0
UAG	09/2022	MXN	12,155	610	13	0
11/2022	ZAR	2,304	147	7	0

Total Forward Foreign Currency Contracts	$2,971	$(1,182)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	50,700	$3,166	$7,308

Total Purchased Options	$3,166	$7,308

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250%	07/20/2022	600	$(6)	$(12)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	1,500	(5)	(5)

$(11)	$(17)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	08/16/2022	36,000	$(303)	$(97)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	08/16/2022	36,000	(303)	(280)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395	10/23/2023	247,500	(3,176)	(9,752)

$(3,782)	$(10,129)

Total Written Options	$(3,793)	$(10,146)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	2.912%	$5,600	$(256)	$(209)	$0	$(465)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	10,500	(526)	(304)	0	(830)

Total Swap Agreements	$(782)	$(513)	$0	$(1,295)

(m)

Securities with an aggregate market value of $5,774 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$50,476	$4,056	$54,532
Corporate Bonds & Notes
Banking & Finance	0	579,797	0	579,797
Industrials	0	612,978	0	612,978
Utilities	0	282,236	0	282,236
Municipal Bonds & Notes
California	0	15,498	0	15,498
Georgia	0	9,065	0	9,065
Illinois	0	11,052	0	11,052
Kansas	0	2,732	0	2,732
Michigan	0	7,350	0	7,350
Nevada	0	416	0	416
New Jersey	0	1,259	0	1,259
New Mexico	0	961	0	961
Ohio	0	6,048	0	6,048
Pennsylvania	0	3,012	0	3,012
Texas	0	8,335	0	8,335
Wisconsin	0	900	0	900
U.S. Government Agencies	0	327,364	0	327,364
U.S. Treasury Obligations	0	1,838,780	0	1,838,780
Non-Agency Mortgage-Backed Securities	0	146,897	0	146,897
Asset-Backed Securities	0	205,337	2,653	207,990
Sovereign Issues	0	80,576	0	80,576
Preferred Securities
Banking & Finance	0	13,751	0	13,751
Industrials	0	2,464	0	2,464
Utilities	0	3,890	28,640	32,530
Short-Term Instruments
Repurchase Agreements	0	55,981	0	55,981
Israel Treasury Bills	0	10,951	0	10,951
U.S. Treasury Bills	0	1,076	0	1,076

$0	$4,279,182	$35,349	$4,314,531
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$116,512	$0	$0	$116,512

Total Investments	$116,512	$4,279,182	$35,349	$4,431,043

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,704)	$0	$(20,704)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	485	4,226	0	4,711
Over the counter	0	10,279	0	10,279

$485	$14,505	$0	$14,990
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(13,724)	0	(13,724)
Over the counter	0	(12,623)	0	(12,623)

$0	$(26,347)	$0	$(26,347)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Total Financial Derivative Instruments				$485		$(11,842)		$0	$(11,357)

Totals				$116,997		$4,246,636		$35,349	$4,398,982

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$797	$0	$(4)	$0	$0	$(10)	$4,056	$(783)	$4,056	$0
Asset-Backed Securities	2,856	0	(14)	0	0	(189)	0	0	2,653	(190)
Preferred Securities
Utilities	29,387	0	0	0	0	(747)	0	0	28,640	(747)

	$33,040	$0	$(18)	$0	$0	$(946)	$4,056	$(783)	$35,349	$(937)
Financial Derivative Instruments - Liabilities
Over the counter	$(982)	$0	$0	$0	$0	$982	$0	$0	$0	$0

Totals	$32,058	$0	$(18)	$0	$0	$36	$4,056	$(783)	$35,349	$(937)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$4,056	Third Party Vendor			Broker Quote			90.500 - 95.000	92.681
Asset-Backed Securities		2,653	Discounted Cash Flow			Discount rate			7.215	—
Preferred Securities
Utilities		28,640	Discounted Cash Flow			Discount Rate			4.871	—

Total		$35,349

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Long-Term Credit Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.7%
AAdvantage Loyalty IP Ltd. 5.813% (LIBOR03M + 4.750%) due 04/20/2028 ~		$5,450	$5,221
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 «~		4,000	3,690
AllSpring Buyer LLC 5.563% (LIBOR03M + 3.250%) due 11/01/2028 ~		3,274	3,143
Aramark Services, Inc. 3.416% (LIBOR03M + 1.750%) due 03/11/2025 ~		466	447
Arches Buyer, Inc. 4.916% (LIBOR03M + 3.250%) due 12/06/2027 ~		6,174	5,649
Avolon TLB Borrower 1 (U.S.) LLC 3.845% (LIBOR03M + 2.250%) due 12/01/2027 ~		2,763	2,633
Caesars Resort Collection LLC 4.416% (LIBOR03M + 2.750%) due 12/23/2024 ~		5,386	5,200
Carnival Corp. 6.127% (LIBOR03M + 3.250%) due 10/18/2028 «~		5,871	5,283
Castlelake Aviation Ltd. 4.579% (LIBOR03M + 2.750%) due 10/22/2026 ~		2,273	2,175
Catalent Pharma Solutions, Inc. 3.625% (LIBOR03M + 2.000%) due 02/22/2028 ~		595	589
Chobani LLC 5.166% (LIBOR03M + 3.500%) due 10/25/2027 ~		983	898
Citadel Securities LP 3.649% due 02/02/2028		2,376	2,288
CommScope, Inc. 4.916% (LIBOR03M + 3.250%) due 04/06/2026 ~		1,653	1,493
Cornerstone Building Brands, Inc. 4.574% - 4.971% (LIBOR03M + 3.250%) due 04/12/2028 ~		5,059	4,221
Delos Finance SARL 4.000% (LIBOR03M + 1.750%) due 10/06/2023 ~		6,300	6,237
Diamond Sports Group LLC
4.431% due 08/24/2026		4,863	1,163
9.181% due 05/26/2026		872	861
DirecTV Financing LLC 6.666% (LIBOR03M + 5.000%) due 08/02/2027 ~		1,958	1,811
EW Scripps Co. 4.229% (LIBOR03M + 2.563%) due 05/01/2026 ~		871	827
Instant Brands Holdings, Inc. 6.400% - 7.076% (LIBOR03M + 5.000%) due 04/12/2028 ~		6,105	4,904
IQVIA, Inc. 2.000% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	1,000	1,008
IRB Holding Corp. 4.238% due 12/15/2027		$4,938	4,711
Jazz Financing Lux SARL 5.166% (LIBOR03M + 3.500%) due 05/05/2028 ~		3,069	2,934
KKR Apple Bidco LLC 4.416% (LIBOR03M + 2.750%) due 09/23/2028 ~		1,990	1,883
MH Sub LLC 5.416% (LIBOR03M + 3.500%) due 09/13/2024 ~		4,501	4,257
Nielsen Finance LLC 3.190% (LIBOR03M + 2.000%) due 10/04/2023 ~		231	231
Numericable Group SA 3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	1,542	1,485
Organon & Co. 4.625% (LIBOR03M + 3.000%) due 06/02/2028 ~		$3,706	3,573
Parexel International Corp. 4.883% (LIBOR03M + 3.250%) due 11/15/2028 ~		898	848
Polaris Newco LLC 5.239% - 5.666% (LIBOR03M + 4.000%) due 06/02/2028 ~		4,865	4,507
Rackspace Technology Global, Inc. 4.160% (LIBOR03M + 2.750%) due 02/15/2028 ~		4,059	3,720
RegionalCare Hospital Partners Holdings, Inc. 5.416% (LIBOR03M + 3.750%) due 11/16/2025 ~		3,533	3,304
Reynolds Group Holdings, Inc. 5.166% (LIBOR03M + 3.500%) due 09/24/2028 ~		1,588	1,485
Scientific Games Holdings LP 4.175% due 04/04/2029		3,800	3,521
Setanta Aircraft Leasing Designated Activity Co. 4.250% (LIBOR03M + 2.000%) due 11/05/2028 ~		4,500	4,294
SkyMiles IP Ltd. 4.813% (LIBOR03M + 3.750%) due 10/20/2027 ~		5,500	5,462
Southwestern Energy Co. 4.704% due 06/22/2027		1,095	1,067

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Spa Holdings 3 Oy 6.000% (LIBOR03M + 3.750%) due 02/04/2028 ~		3,423	3,192
Spirit Aerosystems, Inc. 5.416% (LIBOR03M + 3.750%) due 01/15/2025 ~		2,184	2,130
SS&C European Holdings SARL 3.416% (LIBOR03M + 1.750%) due 04/16/2025 ~		629	602
SS&C Technologies, Inc. 3.416% (LIBOR03M + 1.750%) due 04/16/2025 ~		775	742
Tempo Acquisition LLC 4.525% due 08/31/2028		3,077	2,919
Trans Union LLC 3.916% (LIBOR03M + 2.250%) due 12/01/2028 ~		1,732	1,657
U.S. Foods, Inc. 4.325% (LIBOR03M + 2.750%) due 11/22/2028 ~		1,493	1,424
Univision Communications, Inc. 4.416% (LIBOR03M + 2.750%) due 03/15/2024 ~		843	829
USI, Inc. 5.500% (LIBOR03M + 3.250%) due 12/02/2026 ~		878	833
Viad Corp. 6.666% (LIBOR03M + 5.000%) due 07/30/2028 «~		1,583	1,488
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)		2,829	1,697
Zayo Group Holdings, Inc. 4.666% (LIBOR03M + 3.000%) due 03/09/2027 ~		1,247	1,120

Total Loan Participations and Assignments (Cost $139,728)			125,656

CORPORATE BONDS & NOTES 67.4%
BANKING & FINANCE 24.4%
AerCap Ireland Capital DAC 3.850% due 10/29/2041		8,400	6,066
Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051		1,500	1,011
3.375% due 08/15/2031		2,200	1,951
3.550% due 03/15/2052		2,500	1,877
4.000% due 02/01/2050		800	662
4.850% due 04/15/2049		700	650
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^(c)		1,200	132
Allstate Corp. 6.500% due 05/15/2067 •		1,400	1,419
Ally Financial, Inc. 8.000% due 11/01/2031		5,350	5,954
American Financial Group, Inc. 4.500% due 06/15/2047		7,700	6,505
American Homes 4 Rent LP
3.375% due 07/15/2051		2,000	1,385
4.250% due 02/15/2028		1,800	1,721
4.900% due 02/15/2029		300	293
American International Group, Inc. 4.750% due 04/01/2048		600	563
American Tower Corp.
1.875% due 10/15/2030		1,300	1,013
2.950% due 01/15/2051		8,300	5,637
3.100% due 06/15/2050		10,900	7,556
3.700% due 10/15/2049		10,000	7,527
Antares Holdings LP 3.750% due 07/15/2027		3,750	3,156
Aon Corp. 2.600% due 12/02/2031		1,200	1,007
Arch Capital Finance LLC 5.031% due 12/15/2046		500	472
Arch Capital Group Ltd. 3.635% due 06/30/2050		2,465	1,922
Ares Finance Co. LLC
3.250% due 06/15/2030		1,100	976
3.650% due 02/01/2052		1,900	1,340
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,950	1,694
3.600% due 09/15/2051		1,200	904
Aviation Capital Group LLC
3.875% due 05/01/2023		3,400	3,372
4.875% due 10/01/2025		4,500	4,368
Avolon Holdings Funding Ltd. 2.875% due 02/15/2025		2,000	1,842
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	3,776
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	2,120	1,861
2.625% due 04/28/2025		1,000	931
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(g)(h)		600	605
Banco Bradesco SA 3.200% due 01/27/2025		$2,100	2,009

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		200	192
Banco Mercantil del Norte SA
5.875% due 01/24/2027 •(g)		3,900	3,237
6.625% due 01/24/2032 •(g)(h)		3,600	2,947
7.500% due 06/27/2029 •(g)(h)		1,200	1,088
Bank of America Corp.
2.572% due 10/20/2032 •		6,000	4,955
2.676% due 06/19/2041 •		19,400	13,987
2.972% due 07/21/2052 •		800	569
3.311% due 04/22/2042 •		17,200	13,519
3.946% due 01/23/2049 •		265	226
4.244% due 04/24/2038 •		5,185	4,759
4.330% due 03/15/2050 •		60	54
4.375% due 01/27/2027 •(g)		4,600	3,828
4.443% due 01/20/2048 •		100	92
4.571% due 04/27/2033 •		3,000	2,923
6.125% due 04/27/2027 •(g)		3,400	3,287
7.750% due 05/14/2038		7,700	9,505
Bank of America NA 6.000% due 10/15/2036		1,200	1,313
Barclays PLC
7.250% due 03/15/2023 •(g)(h)	GBP	1,200	1,440
7.750% due 09/15/2023 •(g)(h)		$200	197
Berkshire Hathaway Finance Corp. 4.250% due 01/15/2049		70	65
BGC Partners, Inc.
4.375% due 12/15/2025		600	586
5.375% due 07/24/2023		3,300	3,322
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		350	236
3.200% due 01/30/2052		10,000	7,299
3.500% due 09/10/2049		2,500	1,948
Blackstone Private Credit Fund 4.700% due 03/24/2025		3,700	3,558
Blackstone Secured Lending Fund 2.850% due 09/30/2028		3,000	2,422
Blue Owl Finance LLC 4.375% due 02/15/2032		3,700	3,131
BNP Paribas SA
3.132% due 01/20/2033 •		4,200	3,520
4.625% due 01/12/2027 •(g)		6,900	5,731
Brighthouse Financial, Inc. 3.850% due 12/22/2051		2,800	1,910
Brixmor Operating Partnership LP 4.125% due 05/15/2029		1,200	1,119
Brookfield Finance LLC 3.450% due 04/15/2050		2,000	1,436
Brookfield Finance, Inc.
3.500% due 03/30/2051		8,700	6,276
3.625% due 02/15/2052		1,900	1,404
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		700	641
CaixaBank SA 3.625% due 09/14/2028 •(g)(h)	EUR	1,400	1,014
Carlyle Finance LLC 5.650% due 09/15/2048		$3,100	3,009
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	1,049
Charles Schwab Corp. 5.000% due 06/01/2027 •(g)		1,900	1,708
Chubb INA Holdings, Inc. 4.350% due 11/03/2045		85	80
CI Financial Corp. 4.100% due 06/15/2051		1,200	779
CIFI Holdings Group Co. Ltd. 5.950% due 10/20/2025		1,600	946
Citigroup, Inc.
3.057% due 01/25/2033 •(i)		2,500	2,121
8.125% due 07/15/2039		2,900	3,779
CME Group, Inc. 4.150% due 06/15/2048		1,825	1,738
Commonwealth Bank of Australia 3.784% due 03/14/2032		1,800	1,588
Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		1,000	904
5.250% due 05/24/2041		75	81
Corporate Office Properties LP 2.900% due 12/01/2033		1,100	854
Credit Suisse AG 6.500% due 08/08/2023 (h)		2,425	2,431
Credit Suisse Group AG
3.750% due 03/26/2025		500	485
3.869% due 01/12/2029 •		750	675
4.194% due 04/01/2031 •		600	531
5.250% due 02/11/2027 •(g)(h)		1,593	1,235

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

6.250% due 12/18/2024 •(g)(h)		3,100	2,832
6.375% due 08/21/2026 •(g)(h)		4,873	4,038
7.125% due 07/29/2022 •(g)(h)		1,600	1,599
7.500% due 12/11/2023 •(g)(h)		2,200	2,101
Crown Castle International Corp.
3.250% due 01/15/2051		900	647
4.300% due 02/15/2029		605	582
4.750% due 05/15/2047		2,650	2,399
5.200% due 02/15/2049		13,248	12,725
CubeSmart LP
2.500% due 02/15/2032		500	407
4.375% due 02/15/2029		1,900	1,846
Deutsche Bank AG
3.547% due 09/18/2031 •		5,400	4,526
3.729% due 01/14/2032 •(i)		5,900	4,441
3.742% due 01/07/2033 •		1,000	729
3.961% due 11/26/2025 •		5,800	5,610
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		4,600	4,039
EPR Properties
3.750% due 08/15/2029		2,450	2,041
4.500% due 06/01/2027		1,167	1,057
Equinix, Inc.
3.000% due 07/15/2050		3,200	2,197
3.400% due 02/15/2052		2,500	1,855
Equitable Holdings, Inc. 4.350% due 04/20/2028		200	193
Erste Group Bank AG 4.250% due 10/15/2027 •(g)(h)	EUR	1,200	995
Essex Portfolio LP 2.650% due 03/15/2032		$3,000	2,494
Everest Reinsurance Holdings, Inc. 3.500% due 10/15/2050		2,000	1,521
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		2,500	2,487
Farmers Insurance Exchange 4.747% due 11/01/2057 •		7,000	6,330
Fidelity National Financial, Inc. 3.200% due 09/17/2051		8,100	5,112
First Republic Bank 4.625% due 02/13/2047		2,000	1,831
Flourish Century 6.600% due 02/04/2049 ^«(c)(i)		4,900	540
FMR LLC 6.450% due 11/15/2039		4,500	4,999
Ford Motor Credit Co. LLC
4.950% due 05/28/2027		4,500	4,190
5.584% due 03/18/2024		2,500	2,492
Fortress Transportation & Infrastructure Investors LLC 5.500% due 05/01/2028		8,400	6,957
Franklin Resources, Inc. 2.950% due 08/12/2051		900	619
Freedom Mortgage Corp. 8.250% due 04/15/2025		3,540	2,985
FS KKR Capital Corp. 3.125% due 10/12/2028		2,700	2,156
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,000	4,823
GLP Capital LP
4.000% due 01/15/2030		5,000	4,387
5.300% due 01/15/2029		3,600	3,447
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		18,700	15,545
3.102% due 02/24/2033 •		800	684
3.436% due 02/24/2043 •		2,100	1,650
4.017% due 10/31/2038 •		15,100	13,209
4.223% due 05/01/2029 •		640	616
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		3,600	3,332
4.625% due 05/04/2032		2,000	1,964
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,700	3,546
High Street Funding Trust 4.682% due 02/15/2048		1,500	1,401
Highwoods Realty LP 3.050% due 02/15/2030		2,600	2,241
Host Hotels & Resorts LP 4.500% due 02/01/2026		1,900	1,869
HSBC Holdings PLC
2.848% due 06/04/2031 •		5,200	4,398
4.041% due 03/13/2028 •		2,100	1,996
4.583% due 06/19/2029 •		2,090	2,017
4.600% due 12/17/2030 •(g)(h)		1,400	1,080
5.875% due 09/28/2026 •(g)(h)	GBP	5,378	5,962
7.625% due 05/17/2032		$1,800	2,108

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

ING Groep NV 3.875% due 05/16/2027 •(g)(h)		3,600	2,625
Intercontinental Exchange, Inc.
4.250% due 09/21/2048		1,185	1,057
5.200% due 06/15/2062		3,000	3,003
Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		3,100	2,098
7.750% due 01/11/2027 •(g)(h)	EUR	6,850	6,831
Invesco Finance PLC 5.375% due 11/30/2043		$55	54
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031		4,000	3,081
JAB Holdings BV 2.200% due 11/23/2030		1,750	1,382
Jefferies Group LLC 6.500% due 01/20/2043		2,100	2,082
JPMorgan Chase & Co.
2.963% due 01/25/2033 •		5,000	4,296
3.109% due 04/22/2051 •		6,300	4,630
3.328% due 04/22/2052 •		18,400	14,031
3.964% due 11/15/2048 •		110	93
8.750% due 09/01/2030		275	336
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(c)		6,400	893
9.750% due 09/28/2023 ^(c)		2,400	333
11.500% due 01/30/2023 ^(c)		400	55
Kilroy Realty LP
2.500% due 11/15/2032		3,400	2,658
2.650% due 11/15/2033		1,000	775
Kimco Realty Corp. 3.700% due 10/01/2049		1,800	1,400
KKR Group Finance Co. LLC
3.500% due 08/25/2050		1,200	902
4.850% due 05/17/2032		7,500	7,414
KWG Group Holdings Ltd. 5.875% due 11/10/2024		2,100	421
Lazard Group LLC 4.375% due 03/11/2029		209	200
Legg Mason, Inc. 5.625% due 01/15/2044		1,400	1,440
Liberty Mutual Group, Inc. 3.951% due 10/15/2050		900	685
Life Storage LP 4.000% due 06/15/2029		1,600	1,478
Lincoln National Corp. 4.350% due 03/01/2048		3,000	2,548
Lloyds Bank PLC 0.000% due 04/02/2032 þ		4,600	2,960
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		4,060	3,803
7.875% due 06/27/2029 •(g)(h)	GBP	200	241
Loews Corp. 4.125% due 05/15/2043		$40	34
Manulife Financial Corp. 5.375% due 03/04/2046		7,300	7,807
Marsh & McLennan Cos., Inc.
2.900% due 12/15/2051		1,300	915
4.350% due 01/30/2047		200	181
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		2,500	2,412
Mid-America Apartments LP 2.875% due 09/15/2051		2,700	1,879
Midcap Financial Issuer Trust 6.500% due 05/01/2028		2,200	1,898
Mitsubishi UFJ Financial Group, Inc. 4.153% due 03/07/2039		2,200	2,015
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		3,200	2,599
2.869% due 09/13/2030 •		2,500	2,175
Morgan Stanley
0.000% due 04/02/2032 þ(i)		11,300	7,057
2.943% due 01/21/2033 •		4,800	4,119
MPT Operating Partnership LP 3.500% due 03/15/2031		1,900	1,503
Nasdaq, Inc. 2.500% due 12/21/2040		2,000	1,397
Nationwide Building Society 3.960% due 07/18/2030 •		1,800	1,672
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039		2,500	3,427
Natwest Group PLC
0.000% due 05/08/2030 •		4,100	3,864
4.600% due 06/28/2031 •(g)(h)		5,200	3,842
4.892% due 05/18/2029 •		5,200	5,044
5.076% due 01/27/2030 •		4,100	4,017
5.125% due 05/12/2027 •(g)(h)	GBP	2,500	2,581

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Neuberger Berman Group LLC
4.500% due 03/15/2027		$400	400
4.875% due 04/15/2045		2,700	2,461
New Metro Global Ltd. 4.625% due 10/15/2025		2,600	1,246
Nippon Life Insurance Co. 3.400% due 01/23/2050 •		1,000	869
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		3,900	3,379
Nomura Holdings, Inc.
2.172% due 07/14/2028		1,300	1,096
2.679% due 07/16/2030		6,200	5,077
2.999% due 01/22/2032		200	163
5.605% due 07/06/2029 (a)		16,500	16,525
Nordea Bank Abp 3.750% due 03/01/2029 •(g)(h)		2,400	1,774
Ohio National Financial Services, Inc. 5.800% due 01/24/2030		3,000	2,891
Ohio National Life Insurance Co. 6.875% due 06/15/2042		500	551
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		4,500	4,268
Owl Rock Capital Corp. 2.875% due 06/11/2028		1,900	1,494
Pacific Life Insurance Co. 9.250% due 06/15/2039		14,605	21,007
Pacific LifeCorp 3.350% due 09/15/2050		700	526
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		5,530	5,511
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,150	989
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040		1,000	1,185
PennyMac Financial Services, Inc. 5.750% due 09/15/2031		6,600	4,935
Physicians Realty LP 3.950% due 01/15/2028		1,900	1,813
Pine Street Trust 5.568% due 02/15/2049		3,800	3,741
Pinnacol Assurance 8.625% due 06/25/2034 «(i)		7,000	7,804
Piper Sandler Cos. 5.200% due 10/15/2023		6,000	5,918
PNC Financial Services Group, Inc. 6.000% due 05/15/2027 •(g)		4,800	4,619
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025		3,200	512
Progressive Corp. 4.125% due 04/15/2047		500	455
Prologis LP 3.000% due 04/15/2050		2,223	1,688
Raymond James Financial, Inc. 4.950% due 07/15/2046		25	24
Rayonier LP 2.750% due 05/17/2031		1,200	1,003
Realty Income Corp.
3.400% due 01/15/2028		3,300	3,121
3.950% due 08/15/2027		1,100	1,074
Regency Centers LP
4.400% due 02/01/2047		1,100	969
4.650% due 03/15/2049		500	448
Rexford Industrial Realty LP
2.125% due 12/01/2030		1,800	1,445
2.150% due 09/01/2031		1,500	1,181
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		1,700	1,412
4.750% due 09/15/2025		3,400	3,361
6.750% due 06/24/2024 •(g)(h)	GBP	700	822
SBA Communications Corp.
3.125% due 02/01/2029		$2,200	1,806
3.875% due 02/15/2027		3,000	2,745
SBA Tower Trust 2.328% due 07/15/2052		200	178
Sberbank of Russia Via SB Capital SA
5.125% due 10/29/2022 ^(c)		1,300	91
5.250% due 05/23/2023 ^(c)(h)		2,300	161
Seazen Group Ltd. 6.000% due 08/12/2024		2,300	1,380
Selective Insurance Group, Inc. 5.375% due 03/01/2049		1,700	1,627
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		2,300	2,275
Sitka Holdings LLC 6.750% due 07/06/2026 •		8,700	8,421

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

SL Green Realty Corp. 4.500% due 12/01/2022		2,800	2,804
SLM Corp. 4.200% due 10/29/2025		1,600	1,452
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		1,900	1,545
Societe Generale SA
6.221% due 06/15/2033 •		6,400	6,116
7.875% due 12/18/2023 •(g)(h)		1,700	1,670
Spirit Realty LP
3.200% due 02/15/2031		4,300	3,606
4.450% due 09/15/2026		1,300	1,281
Standard Chartered PLC
3.265% due 02/18/2036 •		1,300	1,051
3.603% due 01/12/2033 •		3,600	2,948
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		3,100	2,458
Stifel Financial Corp. 4.000% due 05/15/2030		1,100	1,023
STORE Capital Corp. 2.750% due 11/18/2030		1,400	1,142
Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		2,100	1,700
3.050% due 01/14/2042		10,000	7,671
Sunac China Holdings Ltd. 6.500% due 07/09/2023 ^(c)		4,200	641
SVB Financial Group 4.570% due 04/29/2033 •		3,200	3,007
Synchrony Financial 2.875% due 10/28/2031		3,800	2,884
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	357
6.850% due 12/16/2039		371	438
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	737	910
5.661% due 10/13/2041		48	61
5.744% due 04/13/2040		93	120
7.623% due 07/13/2039		3,013	4,423
Travelers Cos., Inc. 4.050% due 03/07/2048		$1,000	903
Trust Fibra Uno
6.390% due 01/15/2050		900	718
6.950% due 01/30/2044		5,300	4,528
UBS Group AG
3.179% due 02/11/2043 •		1,400	1,057
4.375% due 02/10/2031 •(g)(h)		9,300	6,827
4.875% due 02/12/2027 •(g)(h)		11,700	9,816
UDR, Inc. 4.400% due 01/26/2029		700	692
UniCredit SpA
5.459% due 06/30/2035 •		3,400	2,751
6.625% due 06/03/2023 •(g)	EUR	2,200	2,193
7.296% due 04/02/2034 •		$1,400	1,288
7.830% due 12/04/2023		6,900	7,148
Unum Group 4.500% due 12/15/2049		3,100	2,414
Ventas Realty LP 4.875% due 04/15/2049		500	464
VICI Properties LP
3.875% due 02/15/2029		2,800	2,414
4.500% due 01/15/2028		400	365
5.625% due 05/15/2052		2,000	1,824
5.750% due 02/01/2027		1,900	1,806
Voya Financial, Inc.
4.700% due 01/23/2048 •		500	404
5.700% due 07/15/2043		630	643
WEA Finance LLC 3.750% due 09/17/2024		900	869
Wells Fargo & Co.
3.068% due 04/30/2041 •		2,500	1,940
3.350% due 03/02/2033 •		11,600	10,304
4.611% due 04/25/2053 •		21,300	19,747
4.650% due 11/04/2044		70	63
Wells Fargo Bank NA 6.600% due 01/15/2038		3,700	4,290
Welltower, Inc.
4.950% due 09/01/2048		2,950	2,811
5.125% due 03/15/2043		800	742
6.500% due 03/15/2041		925	1,041
Weyerhaeuser Co.
4.000% due 11/15/2029		6,900	6,530
6.950% due 10/01/2027		16,922	18,636
7.375% due 03/15/2032		681	789
Willis North America, Inc. 3.875% due 09/15/2049		725	564

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Yango Justice International Ltd.
7.500% due 04/15/2024 ^(c)		1,600	129
7.500% due 02/17/2025 ^(c)		300	26
9.250% due 04/15/2023 ^(c)		300	24

			834,485

INDUSTRIALS 30.3%
7-Eleven, Inc. 2.800% due 02/10/2051		3,000	1,962
AbbVie, Inc.
4.050% due 11/21/2039		2,900	2,591
4.250% due 11/21/2049		4,000	3,558
4.400% due 11/06/2042		2,970	2,705
4.450% due 05/14/2046		7,000	6,365
4.700% due 05/14/2045		900	849
4.750% due 03/15/2045		3,000	2,827
4.850% due 06/15/2044		3,300	3,160
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		1,400	1,329
Activision Blizzard, Inc. 2.500% due 09/15/2050		6,900	4,740
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		1,800	1,472
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		788	665
AEP Transmission Co. LLC 4.250% due 09/15/2048		300	276
Aetna, Inc. 4.125% due 11/15/2042		25	21
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,765	1,745
Alcon Finance Corp. 3.800% due 09/23/2049		2,200	1,752
Alibaba Group Holding Ltd. 4.200% due 12/06/2047		6,200	5,145
Altice France SA 3.375% due 01/15/2028	EUR	2,200	1,733
Altria Group, Inc.
3.875% due 09/16/2046		$3,200	2,158
5.800% due 02/14/2039		4,100	3,732
Amazon.com, Inc.
2.700% due 06/03/2060		6,400	4,351
4.250% due 08/22/2057		8,600	8,095
American Airlines Pass-Through Trust
3.200% due 12/15/2029		2,152	1,972
3.375% due 11/01/2028		3,255	2,924
3.650% due 02/15/2029		3,065	2,864
4.000% due 01/15/2027		364	336
Amgen, Inc.
2.800% due 08/15/2041		100	74
3.375% due 02/21/2050		10,700	8,199
4.563% due 06/15/2048		2,610	2,400
4.663% due 06/15/2051		5,053	4,738
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030 (k)		600	495
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		10,000	9,596
4.900% due 02/01/2046		3,400	3,202
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		4,100	3,605
4.750% due 04/15/2058		17,400	15,616
4.950% due 01/15/2042		5,600	5,341
Aptiv PLC
3.100% due 12/01/2051		3,500	2,264
4.150% due 05/01/2052		1,500	1,137
Arrow Electronics, Inc. 2.950% due 02/15/2032		1,500	1,246
Bacardi Ltd. 5.300% due 05/15/2048		3,600	3,394
BAE Systems PLC 3.000% due 09/15/2050		1,800	1,282
Baker Hughes Holdings LLC 4.080% due 12/15/2047		500	424
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		300	239
BAT Capital Corp. 4.540% due 08/15/2047		5,800	4,263
Bayer U.S. Finance LLC
4.400% due 07/15/2044		6,000	4,824
4.625% due 06/25/2038		1,800	1,630
4.700% due 07/15/2064		75	63
4.875% due 06/25/2048		3,400	3,064
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	600	570

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Berry Global, Inc. 1.570% due 01/15/2026	$1,400	1,251
Biogen, Inc. 3.250% due 02/15/2051	1,122	790
Boardwalk Pipelines LP 3.400% due 02/15/2031	2,100	1,793
Boeing Co.
3.625% due 02/01/2031	7,900	6,827
3.650% due 03/01/2047	800	544
5.150% due 05/01/2030	6,000	5,764
5.705% due 05/01/2040	6,400	5,981
5.805% due 05/01/2050	5,700	5,246
5.930% due 05/01/2060	7,760	7,083
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	1,500	1,123
Boston Scientific Corp.
4.700% due 03/01/2049	1,516	1,452
6.750% due 11/15/2035	1,500	1,746
BP Capital Markets America, Inc. 3.060% due 06/17/2041	800	625
BRF SA 5.750% due 09/21/2050	1,960	1,308
Bristol-Myers Squibb Co.
3.700% due 03/15/2052	1,200	1,038
4.250% due 10/26/2049	630	593
British Airways Pass-Through Trust
3.300% due 06/15/2034	3,298	2,948
4.125% due 03/20/2033	2,334	2,119
Broadcom, Inc.
2.600% due 02/15/2033	2,000	1,540
3.137% due 11/15/2035	1,728	1,315
3.187% due 11/15/2036	1,611	1,227
3.419% due 04/15/2033	7,649	6,334
3.469% due 04/15/2034	5,300	4,321
3.500% due 02/15/2041	5,300	4,006
4.150% due 11/15/2030	1,650	1,513
4.300% due 11/15/2032	3,500	3,183
4.926% due 05/15/2037	8,188	7,352
Canadian Natural Resources Ltd. 6.250% due 03/15/2038	40	42
Canadian Pacific Railway Co. 6.125% due 09/15/2115	6,470	6,728
CDW LLC 3.569% due 12/01/2031	1,900	1,573
Celeo Redes Operacion Chile SA 5.200% due 06/22/2047	479	438
Cellnex Finance Co. SA 3.875% due 07/07/2041	600	413
Celulosa Arauco y Constitucion SA 5.500% due 11/02/2047	1,500	1,252
Centene Corp. 4.625% due 12/15/2029	1,900	1,777
CF Industries, Inc.
5.150% due 03/15/2034	3,200	3,128
5.375% due 03/15/2044	2,800	2,616
Champion Path Holdings Ltd. 4.850% due 01/27/2028	2,100	1,234
Charter Communications Operating LLC
3.500% due 06/01/2041	2,500	1,754
3.700% due 04/01/2051	11,000	7,464
3.850% due 04/01/2061	9,600	6,332
3.900% due 06/01/2052	3,800	2,645
4.400% due 12/01/2061	3,100	2,236
4.800% due 03/01/2050	5,000	3,972
5.125% due 07/01/2049	7,000	5,808
5.250% due 04/01/2053	1,800	1,525
5.375% due 05/01/2047	5,100	4,353
5.750% due 04/01/2048	3,025	2,718
6.484% due 10/23/2045	80	78
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	1,300	1,028
3.700% due 11/15/2029	6,500	5,952
Cheniere Energy Partners LP 3.250% due 01/31/2032	2,100	1,658
Children's Hospital Corp. 4.115% due 01/01/2047	25	24
Cia de Minas Buenaventura SAA 5.500% due 07/23/2026	400	361
Cigna Corp.
3.875% due 10/15/2047	115	95
4.900% due 12/15/2048	40	38
Cleveland Clinic Foundation 4.858% due 01/01/2114	45	44
Coca-Cola Femsa SAB de CV 5.250% due 11/26/2043	80	81

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Columbia Pipeline Group, Inc. 5.800% due 06/01/2045	50	52
Comcast Corp.
2.937% due 11/01/2056	12,149	8,467
3.999% due 11/01/2049	25	22
4.000% due 08/15/2047	9,400	8,149
Conagra Brands, Inc. 5.300% due 11/01/2038	6,500	6,140
Constellation Brands, Inc.
4.500% due 05/09/2047	1,200	1,068
5.250% due 11/15/2048	3,500	3,454
Continental Resources, Inc. 5.750% due 01/15/2031	2,200	2,131
Corning, Inc. 5.450% due 11/15/2079	1,000	903
Corp. Nacional del Cobre de Chile
4.375% due 02/05/2049	1,000	837
4.500% due 08/01/2047	5,100	4,347
CoStar Group, Inc. 2.800% due 07/15/2030	800	667
Coty, Inc. 5.000% due 04/15/2026	6,300	5,783
CRH America Finance, Inc. 4.500% due 04/04/2048	3,800	3,435
CRH America, Inc. 5.125% due 05/18/2045	30	29
CSL Finanace PLC Co. 4.625% due 04/27/2042	900	865
CSN Resources SA
4.625% due 06/10/2031	1,900	1,352
5.875% due 04/08/2032	3,900	2,974
7.625% due 04/17/2026	974	986
CSX Corp.
3.800% due 11/01/2046	75	64
4.250% due 11/01/2066	20	17
CVS Health Corp.
4.780% due 03/25/2038	705	668
5.300% due 12/05/2043	6,700	6,705
CVS Pass-Through Trust
4.704% due 01/10/2036	1,391	1,335
7.507% due 01/10/2032	11,509	12,556
8.353% due 07/10/2031	249	285
Daimler Trucks Finance North America LLC 2.500% due 12/14/2031	1,200	979
DaVita, Inc. 4.625% due 06/01/2030	3,500	2,741
Dell International LLC
3.450% due 12/15/2051	10,600	7,193
6.020% due 06/15/2026	1,500	1,560
8.100% due 07/15/2036	3,778	4,416
8.350% due 07/15/2046	737	920
Delta Air Lines, Inc.
2.900% due 10/28/2024	3,000	2,778
4.500% due 10/20/2025	1,200	1,167
4.750% due 10/20/2028	2,600	2,458
7.000% due 05/01/2025	877	889
7.375% due 01/15/2026	2,262	2,264
Devon Energy Corp. 4.750% due 05/15/2042	2,390	2,171
Discovery Communications LLC 4.000% due 09/15/2055	3,000	2,107
DT Midstream, Inc. 4.300% due 04/15/2032	2,900	2,664
Eastern Gas Transmission & Storage, Inc. 4.600% due 12/15/2044	1,200	1,103
eBay, Inc. 3.650% due 05/10/2051	2,900	2,245
Ecopetrol SA 7.375% due 09/18/2043	3,750	3,067
Elevance Health, Inc.
4.550% due 03/01/2048	1,400	1,327
4.550% due 05/15/2052	9,300	8,769
4.650% due 01/15/2043	1,435	1,369
4.850% due 08/15/2054	85	82
5.100% due 01/15/2044	500	501
Embotelladora Andina SA 3.950% due 01/21/2050	800	611
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	2,926	2,465
Enbridge Energy Partners LP 5.500% due 09/15/2040	500	499
Enbridge, Inc. 4.500% due 06/10/2044	271	238
Energy Transfer LP
5.000% due 05/15/2044	4,857	4,064
5.150% due 03/15/2045	11,100	9,512

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

5.250% due 04/15/2029		2,900	2,876
5.300% due 04/01/2044		1,400	1,217
5.350% due 05/15/2045		2,465	2,151
5.950% due 10/01/2043		50	47
6.125% due 12/15/2045		2,819	2,694
6.250% due 04/15/2049		700	680
6.500% due 02/01/2042		6,400	6,390
7.500% due 07/01/2038		3,004	3,223
Entergy Louisiana LLC 4.200% due 04/01/2050		4,200	3,798
Enterprise Products Operating LLC
4.450% due 02/15/2043		5,697	4,973
4.850% due 03/15/2044		6,579	6,007
4.875% due 08/16/2077 •		2,900	2,313
4.950% due 10/15/2054		830	759
5.950% due 02/01/2041		2,400	2,511
Expedia Group, Inc. 3.250% due 02/15/2030		5,000	4,175
Exxon Mobil Corp. 4.114% due 03/01/2046		90	82
Ferguson Finance PLC 3.250% due 06/02/2030		700	607
Fiserv, Inc. 4.400% due 07/01/2049		1,355	1,168
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		7,300	5,969
Flex Ltd. 4.875% due 06/15/2029		2,000	1,928
Ford Foundation 2.815% due 06/01/2070		1,600	1,104
Fortune Star BVI Ltd. 6.850% due 07/02/2024		2,300	1,668
Fox Corp. 5.576% due 01/25/2049		2,425	2,371
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		1,800	1,425
GATX Corp. 4.500% due 03/30/2045		1,038	873
Gazprom PJSC Via Gaz Capital SA
3.125% due 11/17/2023	EUR	2,600	1,158
4.250% due 04/06/2024	GBP	7,000	2,876
5.150% due 02/11/2026		$8,400	2,730
GE Capital Funding LLC 4.550% due 05/15/2032		7,450	7,195
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		6,800	6,360
Gilead Sciences, Inc. 4.150% due 03/01/2047		3,465	3,050
Global Payments, Inc. 4.150% due 08/15/2049		1,700	1,333
GSK Consumer Healthcare Capital U.S. LLC 4.000% due 03/24/2052		1,000	859
HCA, Inc.
3.500% due 07/15/2051		4,900	3,356
4.375% due 03/15/2042		2,040	1,645
4.625% due 03/15/2052		3,100	2,485
5.125% due 06/15/2039		2,400	2,104
5.250% due 06/15/2049		2,600	2,245
Helmerich & Payne, Inc. 2.900% due 09/29/2031		3,950	3,390
Hilton Grand Vacations Borrower Escrow LLC 5.000% due 06/01/2029		7,350	5,965
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052		3,600	3,157
Holcim Finance U.S. LLC 4.750% due 09/22/2046		1,421	1,279
Humana, Inc.
4.625% due 12/01/2042		40	37
4.800% due 03/15/2047		1,600	1,543
Hyatt Hotels Corp.
4.375% due 09/15/2028		800	755
6.000% due 04/23/2030		900	908
Imperial Brands Finance PLC 3.875% due 07/26/2029		6,700	6,041
Industrias Penoles SAB de CV 4.750% due 08/06/2050		1,000	796
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		1,700	1,450
International Flavors & Fragrances, Inc.
2.300% due 11/01/2030		2,000	1,646
4.375% due 06/01/2047		800	682
5.000% due 09/26/2048		5,800	5,412
JetBlue Pass-Through Trust 2.750% due 11/15/2033		1,246	1,082
Johnson Controls, Inc.
4.950% due 07/02/2064		20	18

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

5.700% due 03/01/2041	55	53
Kaiser Foundation Hospitals 4.150% due 05/01/2047	520	487
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	40	34
6.950% due 01/15/2038	270	291
7.400% due 03/15/2031	100	112
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	4,212
7.420% due 02/15/2037	2,980	3,182
8.050% due 10/15/2030	3,825	4,396
Laboratory Corp. of America Holdings 4.700% due 02/01/2045	1,900	1,691
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,400	2,144
3.200% due 08/08/2024	200	189
3.500% due 08/18/2026	23,400	20,368
3.900% due 08/08/2029	4,400	3,598
Legacy LifePoint Health LLC 4.375% due 02/15/2027	100	86
Lenovo Group Ltd. 3.421% due 11/02/2030	1,600	1,364
Level 3 Financing, Inc. 3.625% due 01/15/2029	1,475	1,140
Live Nation Entertainment, Inc. 3.750% due 01/15/2028	4,000	3,460
Lockheed Martin Corp. 4.300% due 06/15/2062	5,000	4,707
Lowe's Cos., Inc. 2.800% due 09/15/2041	2,700	1,966
Magallanes, Inc.
5.141% due 03/15/2052	5,300	4,455
5.391% due 03/15/2062	11,000	9,219
Marathon Petroleum Corp. 6.500% due 03/01/2041	1,800	1,968
Marriott International, Inc.
3.500% due 10/15/2032	200	173
4.625% due 06/15/2030	5,300	5,086
Marvell Technology, Inc. 2.950% due 04/15/2031	4,000	3,361
Masco Corp. 4.500% due 05/15/2047	2,200	1,876
McDonald's Corp.
4.450% due 09/01/2048	25	23
4.875% due 12/09/2045	85	84
MDC Holdings, Inc. 3.966% due 08/06/2061	500	289
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	11,080	8,296
5.250% due 04/26/2026	2,100	1,484
5.375% due 12/04/2029	1,900	1,150
5.625% due 07/17/2027	800	537
5.750% due 07/21/2028	1,700	1,097
Memorial Sloan-Kettering Cancer Center 4.125% due 07/01/2052	40	37
MGM China Holdings Ltd.
4.750% due 02/01/2027	4,808	3,405
5.250% due 06/18/2025	1,700	1,307
5.875% due 05/15/2026	1,538	1,165
Micron Technology, Inc. 3.477% due 11/01/2051	7,300	5,051
Moody's Corp.
2.550% due 08/18/2060	1,900	1,188
3.100% due 11/29/2061	4,000	2,753
4.875% due 12/17/2048	35	34
MPLX LP
4.500% due 04/15/2038	25	22
4.900% due 04/15/2058	1,900	1,576
5.200% due 12/01/2047	60	54
Netflix, Inc.
4.875% due 04/15/2028	1,700	1,603
5.375% due 11/15/2029	700	663
New York & Presbyterian Hospital 4.063% due 08/01/2056	45	42
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	3,225	3,188
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	7,100	6,523
4.810% due 09/17/2030	700	623
Northern Natural Gas Co. 4.300% due 01/15/2049	5,000	4,363
Northwell Healthcare, Inc.
3.809% due 11/01/2049	2,500	2,112
4.260% due 11/01/2047	30	28
Novartis Capital Corp. 4.400% due 05/06/2044	35	35

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NVR, Inc. 3.000% due 05/15/2030		3,600	3,105
NXP BV
3.400% due 05/01/2030		1,000	883
4.300% due 06/18/2029		4,000	3,820
5.550% due 12/01/2028		600	609
Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/01/2022 (f)(g)		1,253	5
ONE Gas, Inc.
4.500% due 11/01/2048		20	18
4.658% due 02/01/2044		50	45
ONEOK Partners LP 6.125% due 02/01/2041		7,125	6,801
Oracle Corp.
3.600% due 04/01/2050		8,191	5,705
3.650% due 03/25/2041 (i)		5,700	4,256
3.850% due 04/01/2060		10,715	7,366
3.950% due 03/25/2051 (i)		8,600	6,330
4.100% due 03/25/2061 (i)		8,500	6,031
4.375% due 05/15/2055		1,100	831
Owens Corning
4.300% due 07/15/2047		3,018	2,467
4.400% due 01/30/2048		700	580
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		6,600	6,316
PayPal Holdings, Inc. 5.050% due 06/01/2052		2,500	2,486
Petroleos de Venezuela SA 3.250% due 02/05/2028	EUR	3,600	2,965
Philip Morris International, Inc. 3.875% due 08/21/2042		$2,600	2,038
Pioneer Natural Resources Co. 7.200% due 01/15/2028		17,016	18,721
Prosus NV
3.680% due 01/21/2030		1,000	798
3.832% due 02/08/2051		2,700	1,631
4.987% due 01/19/2052		400	288
Quanta Services, Inc. 3.050% due 10/01/2041		4,000	2,778
QVC, Inc. 5.950% due 03/15/2043		2,565	1,734
Raytheon Technologies Corp.
4.050% due 05/04/2047		4,705	4,178
4.350% due 04/15/2047		700	649
4.450% due 11/16/2038		800	764
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030		900	722
Reliance Industries Ltd.
3.625% due 01/12/2052		500	364
3.750% due 01/12/2062		2,900	2,123
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		1,800	1,649
Reynolds American, Inc.
5.850% due 08/15/2045		1,500	1,261
6.150% due 09/15/2043		500	464
7.250% due 06/15/2037		660	689
Rockies Express Pipeline LLC
4.800% due 05/15/2030		2,200	1,835
4.950% due 07/15/2029		3,000	2,570
Rogers Communications, Inc. 3.800% due 03/15/2032		5,400	4,944
Rolls-Royce PLC
3.625% due 10/14/2025		1,300	1,161
4.625% due 02/16/2026	EUR	3,300	3,257
5.750% due 10/15/2027	GBP	100	115
5.750% due 10/15/2027		$900	814
Royalty Pharma PLC 3.550% due 09/02/2050		4,300	3,011
S&P Global, Inc. 3.250% due 12/01/2049		5,300	4,150
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		800	770
4.500% due 05/15/2030		7,200	6,908
Sands China Ltd.
4.875% due 06/18/2030		4,500	3,297
5.400% due 08/08/2028		400	309
Santos Finance Ltd. 3.649% due 04/29/2031		4,500	3,822
Saudi Arabian Oil Co. 3.500% due 11/24/2070		5,000	3,556
Southern Co.
3.750% due 09/15/2051 •		5,000	4,261
4.250% due 07/01/2036		3,640	3,339
4.400% due 07/01/2046		35	31
Southern Natural Gas Co. LLC
4.800% due 03/15/2047		65	58

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

7.350% due 02/15/2031		1,400	1,570
Spectra Energy Partners LP 4.500% due 03/15/2045		1,675	1,461
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		8,800	6,512
7.500% due 04/15/2025		2,400	2,236
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		191	183
Starbucks Corp. 4.500% due 11/15/2048		40	36
Studio City Co. Ltd. 7.000% due 02/15/2027		4,800	4,168
Sutter Health
3.161% due 08/15/2040		350	276
3.361% due 08/15/2050		400	308
Suzano Austria GmbH
6.000% due 01/15/2029		1,400	1,391
7.000% due 03/16/2047		1,840	1,759
Syneos Health, Inc. 3.625% due 01/15/2029		900	763
Syngenta Finance NV 5.676% due 04/24/2048		4,300	4,420
T-Mobile USA, Inc.
3.300% due 02/15/2051		4,700	3,433
3.400% due 10/15/2052		10,900	8,074
3.600% due 11/15/2060		11,300	8,260
3.875% due 04/15/2030		6,695	6,254
Targa Resources Corp. 4.950% due 04/15/2052		500	430
TD SYNNEX Corp. 2.650% due 08/09/2031		1,500	1,213
Telefonica Emisiones SA 4.895% due 03/06/2048		3,500	2,991
Tencent Holdings Ltd.
2.390% due 06/03/2030		1,800	1,508
3.240% due 06/03/2050		2,700	1,867
3.290% due 06/03/2060		700	464
3.680% due 04/22/2041		2,600	2,069
3.840% due 04/22/2051		5,800	4,510
3.925% due 01/19/2038		400	342
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,500	3,027
8.375% due 06/15/2032		1,275	1,501
Time Warner Cable LLC
4.500% due 09/15/2042		820	641
5.250% due 07/15/2042	GBP	800	899
5.500% due 09/01/2041		$6,225	5,445
5.875% due 11/15/2040		4,520	4,150
6.550% due 05/01/2037		1,400	1,404
6.750% due 06/15/2039		4,984	4,964
7.300% due 07/01/2038		6,900	7,217
TopBuild Corp. 4.125% due 02/15/2032		1,600	1,235
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		4,400	4,229
7.625% due 01/15/2039		1,925	2,371
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048		4,440	4,035
Travel & Leisure Co.
4.625% due 03/01/2030		2,200	1,708
6.625% due 07/31/2026		1,450	1,377
Trustees of the University of Pennsylvania 4.674% due 09/01/2112		700	685
Unigel Luxembourg SA 8.750% due 10/01/2026		2,200	2,181
Union Pacific Corp. 3.875% due 02/01/2055		35	30
United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,277	3,660
3.100% due 01/07/2030		458	419
3.450% due 01/07/2030		3,737	3,247
4.000% due 10/11/2027		492	464
4.150% due 02/25/2033		1,991	1,876
4.300% due 02/15/2027		43	42
4.550% due 08/25/2031		3,511	3,147
5.875% due 04/15/2029		3,049	3,001
UnitedHealth Group, Inc.
3.700% due 08/15/2049		170	145
3.875% due 08/15/2059		7,100	6,149
University of Southern California 5.250% due 10/01/2111		40	42
Vale Overseas Ltd.
6.875% due 11/21/2036		6,639	7,141
6.875% due 11/10/2039		1,300	1,386
Verisk Analytics, Inc. 3.625% due 05/15/2050		2,000	1,561

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Viking Cruises Ltd. 13.000% due 05/15/2025		1,200	1,231
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(c)		800	40
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	2,100	2,066
Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031		$1,800	1,452
4.750% due 07/15/2031		200	162
VMware, Inc.
2.200% due 08/15/2031		5,900	4,652
3.900% due 08/21/2027		400	384
4.700% due 05/15/2030		2,100	2,027
Walt Disney Co. 3.500% due 05/13/2040		8,600	7,344
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		800	586
Williams Cos., Inc.
3.500% due 10/15/2051		3,500	2,612
5.100% due 09/15/2045		400	373
6.300% due 04/15/2040		1,900	2,014
Woodside Finance Ltd.
3.650% due 03/05/2025		100	98
3.700% due 09/15/2026		1,300	1,255
3.700% due 03/15/2028		1,126	1,051
Workday, Inc. 3.800% due 04/01/2032 (k)		4,500	4,116
Wynn Macau Ltd.
5.500% due 10/01/2027		5,100	3,308
5.625% due 08/26/2028		3,850	2,382
Yara International ASA
3.148% due 06/04/2030		100	85
4.750% due 06/01/2028		1,100	1,055
Yellowstone Energy LP 5.750% due 12/31/2026 «		923	952
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	188
4.450% due 08/15/2045		2,397	2,051

			1,034,787

UTILITIES 12.7%
AEP Texas, Inc.
2.100% due 07/01/2030		700	583
4.150% due 05/01/2049		1,600	1,374
Alabama Power Co.
3.450% due 10/01/2049		2,100	1,666
4.150% due 08/15/2044		35	31
Ameren Illinois Co. 3.250% due 03/15/2050		1,000	784
Arizona Public Service Co.
3.350% due 05/15/2050		1,500	1,104
3.500% due 12/01/2049		1,400	1,050
4.500% due 04/01/2042		700	623
AT&T, Inc.
3.500% due 09/15/2053		6,630	5,037
3.550% due 09/15/2055		15,089	11,330
3.650% due 06/01/2051		8,300	6,504
3.650% due 09/15/2059		34,318	25,779
3.800% due 12/01/2057		30,117	23,329
3.850% due 06/01/2060		14,500	11,233
Atmos Energy Corp. 4.125% due 10/15/2044		25	22
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		1,200	1,138
Baltimore Gas & Electric Co. 3.200% due 09/15/2049		4,000	3,109
Berkshire Hathaway Energy Co. 5.150% due 11/15/2043		85	87
Black Hills Corp. 3.875% due 10/15/2049		1,900	1,524
Brooklyn Union Gas Co. 4.487% due 03/04/2049		1,200	1,022
CenterPoint Energy Houston Electric LLC 3.350% due 04/01/2051		2,500	2,037
Cleco Corporate Holdings LLC 4.973% due 05/01/2046		400	378
Comision Federal de Electricidad 5.750% due 02/14/2042		55	46
Commonwealth Edison Co.
3.650% due 06/15/2046		55	47
4.000% due 03/01/2048		700	631
Consolidated Edison Co. of New York, Inc.
3.600% due 06/15/2061		9,880	7,811
3.700% due 11/15/2059		1,700	1,344
4.500% due 05/15/2058		4,600	4,145

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

4.625% due 12/01/2054	40	37
4.650% due 12/01/2048	1,900	1,797
Constellation Energy Generation LLC 5.600% due 06/15/2042	2,195	2,117
Consumers Energy Co. 4.050% due 05/15/2048	2,500	2,280
Dominion Energy, Inc.
2.250% due 08/15/2031	2,700	2,223
5.950% due 06/15/2035	35	37
DTE Electric Co. 4.050% due 05/15/2048	1,600	1,463
Duke Energy Carolinas LLC 3.950% due 03/15/2048	6,000	5,296
Duke Energy Corp.
3.300% due 06/15/2041	1,900	1,474
3.500% due 06/15/2051	11,400	8,612
3.950% due 08/15/2047	2,300	1,872
4.800% due 12/15/2045	85	78
Duke Energy Florida LLC
3.400% due 10/01/2046	55	43
4.200% due 07/15/2048	25	23
Duke Energy Progress LLC
2.900% due 08/15/2051	1,100	813
3.600% due 09/15/2047	900	753
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	700	576
E.ON International Finance BV 6.650% due 04/30/2038	600	656
Edison International 5.750% due 06/15/2027	1,400	1,422
Electricite de France SA 4.950% due 10/13/2045	2,150	1,798
Emera U.S. Finance LP 4.750% due 06/15/2046	2,100	1,853
Enel Finance International NV
2.875% due 07/12/2041	9,750	6,581
4.750% due 05/25/2047	3,000	2,561
5.000% due 06/15/2032	2,000	1,933
5.500% due 06/15/2052	3,300	3,142
Entergy Corp. 3.750% due 06/15/2050	4,000	3,148
Exelon Corp. 5.625% due 06/15/2035	200	211
FirstEnergy Transmission LLC 5.450% due 07/15/2044	6,330	5,935
Florida Power & Light Co. 4.125% due 06/01/2048	120	113
Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029	4,600	1,380
3.000% due 06/29/2027	3,800	1,140
Georgia Power Co.
3.250% due 03/15/2051	3,000	2,209
4.300% due 03/15/2042	80	70
4.750% due 09/01/2040	1,000	920
Greenko Dutch BV 3.850% due 03/29/2026	3,880	3,300
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025	1,700	1,598
Gulf Power Co. 4.550% due 10/01/2044	4,000	3,788
Indiana Michigan Power Co.
4.250% due 08/15/2048	20	18
4.550% due 03/15/2046	400	373
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	1,600	1,488
Jersey Central Power & Light Co. 6.150% due 06/01/2037	250	267
Kentucky Utilities Co. 4.375% due 10/01/2045	2,300	2,081
KeySpan Gas East Corp. 3.586% due 01/18/2052	3,000	2,244
MidAmerican Energy Co.
3.650% due 08/01/2048	3,575	3,042
4.250% due 05/01/2046	3,450	3,230
4.250% due 07/15/2049	14,325	13,324
Mississippi Power Co. 4.250% due 03/15/2042	1,700	1,486
Monongahela Power Co. 5.400% due 12/15/2043	4,224	4,184
Nevada Power Co. 3.125% due 08/01/2050	5,300	3,944
New England Power Co. 3.800% due 12/05/2047	6,300	5,251
New York State Electric & Gas Corp. 3.300% due 09/15/2049	500	385

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NGPL PipeCo LLC 7.768% due 12/15/2037		800	872
Niagara Mohawk Power Corp. 2.759% due 01/10/2032		2,500	2,142
NiSource, Inc.
3.950% due 03/30/2048		1,245	1,035
4.375% due 05/15/2047		1,800	1,588
5.800% due 02/01/2042		300	305
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		1,146	707
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		149	144
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		6,085	1,521
Ohio Power Co.
2.900% due 10/01/2051		2,700	1,936
4.000% due 06/01/2049		85	74
Oi SA (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (b)		1,400	687
Oncor Electric Delivery Co. LLC 3.800% due 06/01/2049		110	97
ONEOK, Inc. 5.200% due 07/15/2048		9,862	8,765
Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,400	1,838
3.250% due 06/01/2031		1,500	1,213
3.300% due 08/01/2040		2,700	1,866
3.500% due 08/01/2050		7,850	5,258
3.750% due 07/01/2028		2,400	2,121
3.950% due 12/01/2047		4,800	3,333
4.000% due 12/01/2046		100	70
4.300% due 03/15/2045		1,600	1,166
4.500% due 07/01/2040		4,200	3,262
4.500% due 12/15/2041		2,900	2,138
4.550% due 07/01/2030		5,700	5,070
4.650% due 08/01/2028		1,300	1,206
4.750% due 02/15/2044		1,200	922
4.950% due 07/01/2050		4,200	3,359
5.250% due 03/01/2052		2,700	2,230
PacifiCorp 6.000% due 01/15/2039		90	99
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.000% due 06/30/2050		4,000	2,789
Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	900	1,065
6.625% due 01/16/2034		150	168
6.750% due 06/03/2050		$1,850	1,607
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050		2,900	2,167
3.640% due 11/01/2046		1,000	797
Puget Energy, Inc. 4.100% due 06/15/2030		500	465
Puget Sound Energy, Inc. 4.223% due 06/15/2048		2,700	2,397
Rio Oil Finance Trust
8.200% due 04/06/2028		4,120	4,287
9.250% due 07/06/2024		1,632	1,693
San Diego Gas & Electric Co.
3.700% due 03/15/2052		2,200	1,860
3.750% due 06/01/2047		1,895	1,604
4.100% due 06/15/2049		1,578	1,403
4.150% due 05/15/2048		2,795	2,559
4.500% due 08/15/2040		2,700	2,546
Saudi Electricity Global Sukuk Co. 5.500% due 04/08/2044		5,100	5,138
Sempra Energy
4.000% due 02/01/2048		925	771
6.000% due 10/15/2039		2,935	3,110
Southern California Edison Co.
2.950% due 02/01/2051		900	612
3.600% due 02/01/2045		1,400	1,061
3.900% due 12/01/2041		3,800	3,093
3.900% due 03/15/2043		8,500	6,836
4.000% due 04/01/2047		8,938	7,267
4.050% due 03/15/2042		2,000	1,652
4.125% due 03/01/2048		700	577
4.650% due 10/01/2043		2,300	2,093
4.875% due 03/01/2049		1,000	908
5.450% due 06/01/2052		3,100	3,052
5.625% due 02/01/2036		2,879	2,909
5.950% due 02/01/2038		1,500	1,556
6.050% due 03/15/2039		4,500	4,715
6.650% due 04/01/2029		1,000	1,070
Southern California Gas Co.
3.750% due 09/15/2042		1,600	1,344
3.950% due 02/15/2050		3,500	3,037

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

5.125% due 11/15/2040	300	302
Southern Co. Gas Capital Corp.
3.950% due 10/01/2046	50	41
4.400% due 05/30/2047	3,400	2,974
Southern Power Co.
4.950% due 12/15/2046	85	78
5.150% due 09/15/2041	65	61
Southwest Gas Corp. 4.050% due 03/15/2032	1,580	1,436
Southwestern Electric Power Co.
3.250% due 11/01/2051	5,200	3,859
6.200% due 03/15/2040	8,200	8,809
Targa Resources Partners LP 4.000% due 01/15/2032	1,475	1,265
Verizon Communications, Inc.
2.850% due 09/03/2041	6,750	5,071
2.875% due 11/20/2050	3,000	2,133
2.987% due 10/30/2056	3,887	2,707
3.000% due 11/20/2060	21,700	14,780
4.862% due 08/21/2046	3,500	3,453
Virginia Electric & Power Co.
2.450% due 12/15/2050	1,850	1,247
2.950% due 11/15/2051	9,900	7,338
3.800% due 09/15/2047	300	258
Vodafone Group PLC
4.375% due 02/19/2043	400	348
4.875% due 06/19/2049	1,980	1,818
5.125% due 06/04/2081 •	3,900	2,610
5.250% due 05/30/2048	9,650	9,203
Washington Gas Light Co. 3.650% due 09/15/2049	900	747
Xcel Energy, Inc. 4.800% due 09/15/2041	40	38

		432,145

Total Corporate Bonds & Notes (Cost $2,783,024)		2,301,417

MUNICIPAL BONDS & NOTES 1.7%
CALIFORNIA 0.2%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	2,300	2,752
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	2,600	3,270
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	700	827
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	440	420
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	835	781

		8,050

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	9,789	11,761

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2009 6.050% due 01/01/2029	460	472
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	68	73
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,000	2,287

		2,832

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	800	1,004

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	4,910	5,684
7.834% due 02/15/2041	4,990	6,729
8.084% due 02/15/2050	1,000	1,471

		13,884

PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	13,522

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	4,000	4,744
University of Texas System Revenue Bonds, Series 2017 3.354% due 08/15/2047	45	39

		4,783

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	1,090	1,237

Total Municipal Bonds & Notes (Cost $51,503)		57,073

U.S. GOVERNMENT AGENCIES 1.9%
Ginnie Mae, TBA
2.000% due 07/01/2052	4,000	3,553
2.500% due 07/01/2052	8,900	8,148
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2052	3,500	3,145
3.000% due 08/01/2052	14,200	13,215
4.000% due 07/01/2052	21,700	21,405
4.500% due 07/01/2052	14,500	14,559

Total U.S. Government Agencies (Cost $64,451)		64,025

U.S. TREASURY OBLIGATIONS 29.2%
U.S. Treasury Bonds
1.375% due 11/15/2040 (m)(o)	23,770	17,128
1.375% due 08/15/2050 (m)(o)	47,547	31,319
1.625% due 11/15/2050 (m)(o)	34,437	24,235
1.750% due 08/15/2041 (m)(o)	3,100	2,359
1.875% due 02/15/2041 (k)(m)	282,500	221,680
1.875% due 11/15/2051 (k)	152,359	114,365
2.000% due 11/15/2041 (k)(o)	142,400	113,152
2.250% due 05/15/2041 (k)	100,400	83,818
2.250% due 02/15/2052 (k)	31,633	26,043
2.375% due 02/15/2042 (k)	37,400	31,726
2.375% due 05/15/2051 (k)(m)(o)	47,904	40,458
2.875% due 05/15/2052 (k)	145,661	137,616
3.000% due 08/15/2048 (k)(m)(o)	160,500	151,729
3.250% due 05/15/2042 (o)	300	293

Total U.S. Treasury Obligations (Cost $1,175,606)		995,921

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Funding Trust
5.500% due 01/25/2036	57	57
5.750% due 03/25/2036	86	76
Bear Stearns Adjustable Rate Mortgage Trust 3.046% due 11/25/2034 ~	474	462
Bear Stearns ALT-A Trust 3.239% due 11/25/2034 ~	22	20
Chase Mortgage Finance Trust 3.144% due 12/25/2037 ^~	153	137
Countrywide Alternative Loan Trust 2.284% due 09/25/2035 •	210	160
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.764% due 07/25/2047 •	138	125
GSMPS Mortgage Loan Trust 1.974% due 03/25/2035 •	677	655
IndyMac INDX Mortgage Loan Trust 2.224% (US0001M + 0.600%) due 07/25/2035 ~	268	230
JP Morgan Mortgage Trust 2.203% due 11/25/2033 ~	7	6
Merrill Lynch Mortgage Investors Trust 2.120% due 05/25/2033 ~	5	5
NAAC Reperforming Loan REMIC Trust Certificates 2.074% due 02/25/2035 ^•	975	861
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	6,816	6,541
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.694% due 02/25/2035 •	361	360
3.058% due 08/25/2035 ~	41	41
Residential Accredit Loans, Inc. Trust 3.364% due 02/25/2035 ^~	426	363
Residential Funding Mortgage Securities, Inc. Trust 3.990% due 02/25/2036 ^~	203	182
Sequoia Mortgage Trust 2.077% due 05/20/2034 •	422	402
Structured Adjustable Rate Mortgage Loan Trust 2.769% due 03/25/2034 ~	8	8
WaMu Mortgage Pass-Through Certificates Trust
1.572% due 11/25/2041 ~	140	131

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

2.504% due 07/25/2044 •		162	150

Total Non-Agency Mortgage-Backed Securities (Cost $11,129)			10,972

ASSET-BACKED SECURITIES 0.6%
ACE Securities Corp. Home Equity Loan Trust 2.419% due 01/25/2035 •		778	727
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ		2,246	1,838
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.494% due 07/25/2034 •		179	176
Asset-Backed Securities Corp. Home Equity Loan Trust 2.584% due 07/25/2035 •		511	510
Bayview Financial Acquisition Trust 6.601% due 05/28/2037 þ		3	3
Bear Stearns Asset-Backed Securities Trust
2.254% due 12/25/2035 •		461	461
2.364% due 01/25/2034 •		3	3
ECAF Ltd. 4.947% due 06/15/2040		2,492	1,576
JP Morgan Mortgage Acquisition Corp. 2.344% due 12/25/2035 •		2,018	2,012
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		938	759
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		2,385	2,138
Lehman XS Trust 2.424% (US0001M + 0.800%) due 10/25/2035 ~		39	39
MAPS Ltd. 4.212% due 05/15/2043		1,200	1,114
METAL LLC 4.581% due 10/15/2042		2,118	1,670
RAAC Trust 2.384% due 10/25/2046 •		78	74
RBSSP Resecuritization Trust 1.166% due 11/26/2036 •		394	387
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		1,646	1,376
Saxon Asset Securities Trust 1.679% due 03/25/2035 ^•		168	163
SLM Student Loan Trust 2.684% due 04/25/2023 •		1,845	1,841
START Ireland 4.089% due 03/15/2044		672	617
Towd Point Mortgage Trust 2.624% (US0001M + 1.000%) due 05/25/2058 ~		399	395
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		3,200	2,979

Total Asset-Backed Securities (Cost $23,453)			20,858

SOVEREIGN ISSUES 3.0%
Argentina Government International Bond
1.000% due 07/09/2029		253	60
1.125% due 07/09/2046 þ		172	40
2.500% due 07/09/2041 þ		16,048	4,172
Australia Government International Bond 1.000% due 11/21/2031	AUD	7,750	4,230
Chile Government International Bond
3.860% due 06/21/2047		$40	34
4.000% due 01/31/2052		600	499
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		2,900	1,950
3.875% due 04/16/2050		3,400	3,029
Mexico Government International Bond 3.771% due 05/24/2061		11,900	7,751
Panama Government International Bond 4.500% due 05/15/2047		35	29
Peru Government International Bond
5.350% due 08/12/2040	PEN	5,000	979
5.400% due 08/12/2034		2,200	464
5.940% due 02/12/2029		47,600	11,367
6.150% due 08/12/2032		23,200	5,363
6.350% due 08/12/2028		16,500	4,065
8.200% due 08/12/2026		64,680	17,672
Qatar Government International Bond
3.750% due 04/16/2030		$1,500	1,490
4.817% due 03/14/2049		1,000	1,009
Romania Government International Bond
1.750% due 07/13/2030	EUR	1,100	824
2.875% due 04/13/2042		1,100	677
3.750% due 02/07/2034		400	315
Russia Government International Bond
7.650% due 04/10/2030 ^(c)	RUB	515,000	843
8.500% due 09/17/2031 ^(c)		383,100	627

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Saudi Government International Bond 3.450% due 02/02/2061		$12,000	9,012
South Africa Government International Bond
5.750% due 09/30/2049		9,000	6,174
8.250% due 03/31/2032	ZAR	10,000	515
8.875% due 02/28/2035		80,000	4,124
10.500% due 12/21/2026		241,300	15,706
Ukraine Government International Bond 7.375% due 09/25/2032		$1,000	252

Total Sovereign Issues (Cost $150,788)			103,272

		SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Westmoreland Mining Holdings «(d)(i)		32,402	0

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(d)		182,295	0

Total Common Stocks (Cost $1,265)			0

WARRANTS 0.0%
FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «		874	0

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024		8,823	3

Total Warrants (Cost $138)			3

PREFERRED SECURITIES 5.5%
BANKING & FINANCE 3.7%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)		40,000	4,050
American AgCredit Corp. 5.250% due 06/15/2026 •(g)		11,000,000	10,106
American Express Co. 3.550% due 09/15/2026 •(g)		2,000,000	1,632
Bank of America Corp. 5.125% due 06/20/2024 •(g)		1,100,000	1,026
Capital Farm Credit ACA 5.000% due 03/15/2026 •(g)		6,400,000	5,744
Charles Schwab Corp.
4.000% due 12/01/2030 •(g)		9,000,000	6,939
5.000% due 12/01/2027 •(g)		2,500,000	2,023
Citigroup, Inc.
4.700% due 01/30/2025 •(g)		4,800,000	3,912
5.000% due 09/12/2024 •(g)		3,000,000	2,647
5.950% due 05/15/2025 •(g)		7,000,000	6,507
Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(g)		8,200,000	6,551
5.650% due 10/06/2025 •(g)		150,000	148
CoBank ACB
4.250% due 01/01/2027 •(g)		3,500,000	3,002
6.250% due 10/01/2026 •(g)		3,700,000	3,506
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(g)		4,500,000	3,559
Discover Financial Services
5.500% due 10/30/2027 •(g)		1,500,000	1,175
6.125% due 06/23/2025 •(g)		5,200,000	5,212
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(g)		4,400,000	3,427
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(g)		400,000	559
HSBC Capital Funding LP 10.176% due 06/30/2030 •(g)		2,600,000	3,536
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(g)		5,200,000	4,272
4.000% due 04/01/2025 •(g)		5,800,000	4,792
4.200% due 09/01/2026 (g)		75,000	1,391
4.600% due 02/01/2025 •(g)		4,000,000	3,388
4.625% due 06/01/2026 (g)		111,000	2,204
4.709% (US0003M + 3.470%) due 10/30/2022 ~(g)		7,334,000	6,964
5.000% due 08/01/2024 •(g)		277,000	245
6.125% due 04/30/2024 •(g)		6,877,000	6,551

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Nationwide Building Society 10.250% ~	6,800	1,213
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(g)	3,400,000	2,590
State Street Corp. 5.900% (US0003M + 3.108%) due 03/15/2024 ~(g)	22,800	567
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)	6,822,950	6,963
Truist Financial Corp. 5.100% due 03/01/2030 •(g)	1,200,000	1,092
U.S. Bancorp 5.300% due 04/15/2027 •(g)	3,600,000	3,068
Wells Fargo & Co.
4.750% due 03/15/2025 (g)	98,700	1,920
5.900% due 06/15/2024 •(g)	5,300,000	4,806

		127,287

INDUSTRIALS 0.7%
Energy Transfer LP
6.500% due 11/15/2026 •(g)	2,500,000	2,216
6.750% due 05/15/2025 •(g)	1,500,000	1,257
General Electric Co. 5.159% (US0003M + 3.330%) due 09/15/2022 ~(g)	24,300,000	21,383

		24,856

UTILITIES 1.1%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)	1,148,058	29,147
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(g)	2,200,000	1,882
Edison International 5.000% due 12/15/2026 •(g)	1,900,000	1,517
Sempra Energy 4.875% due 10/15/2025 •(g)	3,000,000	2,767

		35,313

Total Preferred Securities (Cost $212,553)		187,456

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (j) 0.2%		6,860

U.S. TREASURY BILLS 0.0%
1.271% due 07/26/2022 - 09/22/2022 (e)(f)(o)	$722	720

		720

Total Short-Term Instruments (Cost $7,580)		7,580

Total Investments in Securities (Cost $4,621,218)		3,874,233

	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III	4,728,896	45,889

Total Short-Term Instruments (Cost $45,889)		45,889

Total Investments in Affiliates (Cost $45,889)		45,889

Total Investments 114.8% (Cost $4,667,107)		$3,920,122
Financial Derivative Instruments (l)(n) (0.4)%(Cost or Premiums, net $30,081)		(13,810)
Other Assets and Liabilities, net (14.4)%		(491,054)

Net Assets 100.0%		$3,415,258

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022	09/24/2020	$31,052	$29,147	0.85%
Citigroup, Inc.3.057% due 01/25/2033	01/18/2022	2,500	2,121	0.06
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021 - 02/01/2021	5,896	4,441	0.13
Flourish Century 6.600% due 02/04/2049	08/25/2021	4,826	540	0.02
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	9,790	7,057	0.21
Oracle Corp.3.650% due 03/25/2041	03/22/2021	5,663	4,256	0.12
Oracle Corp.3.950% due 03/25/2051	03/22/2021	8,585	6,330	0.18
Oracle Corp.4.100% due 03/25/2061	03/22/2021	8,484	6,031	0.18
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	7,000	7,804	0.23
Westmoreland Mining Holdings	12/08/2014	944	0	0.00

$84,740	$67,727	1.98%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$6,860	U.S. Treasury Notes 3.000% due 06/30/2024	$(6,997)	$6,860	$6,860

Total Repurchase Agreements	$(6,997)	$6,860	$6,860

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	1.550%	06/28/2022	07/12/2022	$(5,581)	$(5,582)
BSN	1.170	06/07/2022	07/07/2022	(23,290)	(23,308)
CIB	1.540	06/16/2022	07/19/2022	(25,689)	(25,705)
JML	1.400	06/17/2022	07/29/2022	(2,619)	(2,620)
JPS	1.120	06/09/2022	07/15/2022	(26,058)	(26,076)
MEI	1.500	06/17/2022	TBD(3)	(378)	(379)
NXN	1.180	06/02/2022	07/19/2022	(184,497)	(184,672)
STR	1.540	07/01/2022	07/05/2022	(115,946)	(115,946)
1.550	06/30/2022	07/01/2022	(155,636)	(155,643)

Total Reverse Repurchase Agreements	$(539,931)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

CSN	1.560%	06/23/2022	07/07/2022	$(3,300)	$(3,301)
MSC	1.500	06/30/2022	07/07/2022	(7,765)	(7,765)
1.510	06/30/2022	07/05/2022	(841)	(841)
1.560	06/30/2022	07/05/2022	(3,368)	(3,368)

Total Sale-Buyback Transactions	$(15,275)

(k)	Securities with an aggregate market value of $443,962 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(519,818) at a weighted average interest rate of 0.680%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	1,008	$244,856	$719	$516	$0
90-Day Eurodollar December Futures	12/2023	1,557	377,203	(5,782)	798	0
U.S. Treasury 30-Year Bond September Futures	09/2022	294	40,756	(216)	496	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	98	15,126	(356)	230	0

Total Futures Contracts	$(5,635)	$2,040	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Toll Brothers Finance Corp.	(1.000)%	Quarterly	06/20/2024	1.746%	$3,800	$5	$47	$52	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	1.674%	$1,100	$218	$(98)	$120	$0	$(1)
AT&T, Inc.	1.000	Quarterly	12/20/2025	1.108	1,600	21	(26)	(5)	0	(2)
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.142	5,300	80	(106)	(26)	0	(4)
Boeing Co.	1.000	Quarterly	06/20/2023	1.520	4,600	23	(45)	(22)	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2026	2.327	400	(3)	(16)	(19)	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	1,000	(6)	(51)	(57)	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2027	2.538	1,100	(65)	(7)	(72)	0	(2)
British Telecommunications PLC	1.000	Quarterly	12/20/2025	1.038	EUR	1,400	13	(14)	(1)	0	(5)
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.799	700	(9)	(25)	(34)	0	(6)
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.587	$8,700	63	(44)	19	0	(1)
Comcast Corp.	1.000	Quarterly	12/20/2026	0.786	4,500	119	(78)	41	0	(3)
DISH DBS Corp.	5.000	Quarterly	06/20/2023	10.945	8,300	(43)	(391)	(434)	0	(25)
Enbridge, Inc.	1.000	Quarterly	12/20/2026	1.047	3,700	36	(42)	(6)	0	(5)
Ford Motor Co.	5.000	Quarterly	12/20/2023	3.074	4,200	480	(360)	120	0	(10)
Ford Motor Co.	5.000	Quarterly	12/20/2024	3.479	6,800	723	(479)	244	0	(23)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	3.001		600	72	(54)	18	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2024	1.096		4,000	(63)	55	(8)	0	(5)
General Electric Co.	1.000	Quarterly	06/20/2026	1.530		1,900	22	(58)	(36)	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700		300	3	(11)	(8)	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.730	EUR	4,950	(849)	456	(393)	0	(40)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	3.940		1,500	(145)	(1)	(146)	0	(13)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.096		1,500	(160)	(12)	(172)	0	(14)
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	1.868		$3,600	611	(198)	413	0	(24)
Telefonica Emisiones SA	1.000	Quarterly	06/20/2026	0.829	EUR	3,200	57	(34)	23	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2028	1.643		2,800	27	(129)	(102)	0	(17)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.198		$3,300	80	(106)	(26)	0	(4)
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.383	EUR	3,400	32	12	44	0	(2)

							$1,337	$(1,862)	$(525)	$0	$(211)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-28 5-Year Index	1.000%	Quarterly		12/20/2022		$1,598	$(58)	$(63)	$(121)	$3	$0
CDX.EM-29 5-Year Index	1.000	Quarterly		06/20/2023		846	(17)	(53)	(70)	0	0
CDX.EM-30 5-Year Index	1.000	Quarterly		12/20/2023		3,008	(139)	(132)	(271)	0	(1)
CDX.EM-31 5-Year Index	1.000	Quarterly		06/20/2024		20,492	(932)	(788)	(1,720)	6	0
CDX.EM-34 5-Year Index	1.000	Quarterly		12/20/2025		3,700	(133)	(362)	(495)	0	(1)
CDX.EM-36 5-Year Index	1.000	Quarterly		12/20/2026		4,900	(175)	(462)	(637)	0	(5)
CDX.HY-38 5-Year Index	5.000	Quarterly		06/20/2027		50,688	1,552	(2,961)	(1,409)	0	(66)
CDX.IG-38 5-Year Index	1.000	Quarterly		06/20/2027		1,591,200	19,233	(19,251)	(18)	0	(309)
CDX.IG-38 10-Year Index	1.000	Quarterly		06/20/2032		16,100	(116)	(302)	(418)	0	(4)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly		06/20/2027	EUR	8,100	121	(372)	(251)	0	(77)

							$19,336	$(24,746)	$(5,410)	$9	$(463)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/21/2027	GBP	34,500	$(2,805)	$(1,205)	$(4,010)	$399	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		43,500	4,219	3,437	7,656	0	(791)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		2,900	615	501	1,116	0	(86)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	2,540,000	(33)	45	12	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2024		2,666,300	(18)	59	41	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		33,400	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		$89,900	392	6,042	6,434	0	(465)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		36,900	162	2,482	2,644	0	(195)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		128,800	4,201	6,467	10,668	0	(726)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	164,900	0	(903)	(903)	76	0
Pay	1-Year BRL-CDI	11.320	Maturity	01/02/2025		36,300	0	(174)	(174)	17	0
Pay	1-Year BRL-CDI	11.224	Maturity	01/04/2027		44,000	0	(293)	(293)	27	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		23,400	0	(153)	(153)	14	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031	CAD	24,400	(1,326)	(2,167)	(3,493)	93	0
Pay(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		$104,700	(1,926)	(463)	(2,389)	138	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	14,700	(54)	(476)	(530)	197	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	6,700	(25)	(219)	(244)	90	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	56,800	6,250	4,691	10,941	0	(983)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	4,200	507	987	1,494	0	(109)
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023	HUF	9,471,700	60	(2,676)	(2,616)	0	(59)
Pay	28-Day MXN-TIIE	5.345	Lunar	06/13/2023	MXN	132,900	0	(260)	(260)	3	0
Pay	28-Day MXN-TIIE	5.400	Lunar	03/05/2026	239,000	5	(1,396)	(1,391)	40	0
Pay	28-Day MXN-TIIE	5.925	Lunar	05/05/2026	159,800	(13)	(815)	(828)	29	0
Pay	UKRPI	3.585	Maturity	10/15/2046	GBP	800	32	(39)	(7)	21	0

$10,243	$13,472	$23,715	$1,144	$(3,421)

Total Swap Agreements	$30,921	$(13,089)	$17,832	$1,154	$(4,095)

(m)	Securities with an aggregate market value of $82,395 and cash of $7,895 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	GBP	26,997	$34,135	$1,271	$0
07/2022	PEN	21,187	5,273	0	(251)
07/2022	$5,639	PEN	21,187	0	(115)
07/2022	ZAR	88,858	$5,880	427	0
08/2022	CAD	423	336	7	0
08/2022	$3,442	NOK	32,771	0	(112)
08/2022	1,212	PEN	4,565	0	(24)
11/2022	ZAR	2,021	$127	5	0
BPS	07/2022	HUF	102,927	269	0	(2)
07/2022	JPY	55,500	430	20	0
07/2022	MXN	385	19	0	0
07/2022	$54,536	EUR	51,852	0	(198)
07/2022	2,524	GBP	2,045	7	(42)
07/2022	281	MXN	5,868	11	0
08/2022	EUR	50,821	$53,551	195	0
08/2022	$1,817	EUR	1,736	6	0
08/2022	942	IDR	13,892,002	0	(14)
08/2022	11	INR	840	0	0
08/2022	ZAR	21,772	$1,364	31	0
09/2022	$19	MXN	385	0	0
11/2022	ZAR	10,686	$665	17	0
BRC	08/2022	$1,033	IDR	15,284,352	0	(12)
08/2022	2,372	NOK	23,214	0	(13)
11/2022	ZAR	5,135	$320	8	0
CBK	07/2022	BRL	17,763	3,391	0	(3)
07/2022	PEN	18,421	4,540	0	(260)
07/2022	$3,570	BRL	17,763	0	(176)
07/2022	1,004	EUR	935	0	(24)
07/2022	2,027	PEN	7,610	0	(42)
09/2022	PEN	114,010	$27,110	0	(2,406)
DUB	07/2022	PLN	350	80	2	0
12/2022	ZAR	29,069	1,850	92	0
GLM	07/2022	MXN	5,273	268	6	0
07/2022	$4,030	MXN	82,312	56	0
07/2022	4,609	PEN	17,267	0	(103)
07/2022	ZAR	1,289	$80	1	0
08/2022	PEN	14,676	3,911	92	0
09/2022	$323	MXN	6,538	0	(2)
10/2022	2,011	41,169	0	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

11/2022	ZAR	3,468	$216	6	0
05/2023	1,806	108	1	0
HUS	07/2022	AUD	5,938	4,090	0	(9)
07/2022	EUR	1,139	1,202	8	0
07/2022	GBP	577	710	7	0
07/2022	MXN	5,483	265	0	(8)
07/2022	$2,016	GBP	1,645	0	(13)
08/2022	CNH	308	$46	0	0
08/2022	$4,090	AUD	5,938	10	0
08/2022	5,594	CLP	4,687,860	0	(522)
08/2022	609	IDR	8,932,970	0	(12)
05/2023	CNH	310	$46	0	0
JPM	08/2022	135	20	0	0
08/2022	$1,381	IDR	20,306,259	0	(24)
MYI	07/2022	BRL	17,763	$3,445	51	0
07/2022	$3,391	BRL	17,763	3	0
08/2022	CAD	401	$310	0	(2)
08/2022	$3,418	BRL	17,763	0	(53)
08/2022	75	CNY	500	0	0
08/2022	2,281	GBP	1,881	10	0
08/2022	1,166	IDR	17,194,260	0	(17)
08/2022	18	INR	1,410	0	0
RBC	09/2022	MXN	5,237	$255	0	(3)
RYL	08/2022	CAD	523	404	0	(2)
SCX	07/2022	$1,514	PEN	5,732	0	(21)
07/2022	ZAR	25,030	$1,650	114	0
08/2022	CNH	547	82	0	0
08/2022	$5,821	CHF	5,815	288	0
08/2022	120	CNY	800	0	0
08/2022	717	PEN	2,680	0	(19)
09/2022	ZAR	26,509	$1,715	97	0
10/2022	92,576	6,196	563	0
11/2022	$7,111	COP	30,224,118	1	0
12/2022	PEN	55,357	$13,221	0	(1,032)
SOG	07/2022	EUR	51,648	55,512	1,387	0
07/2022	$29,067	GBP	23,884	7	0
08/2022	GBP	23,884	$29,080	0	(8)
08/2022	$3,645	NOK	35,751	0	(13)
UAG	07/2022	HUF	926,819	$2,643	199	0
07/2022	$4,242	AUD	5,938	0	(143)
07/2022	787	ZAR	12,669	0	(10)
09/2022	MXN	137,155	$6,883	143	0
11/2022	ZAR	6,721	423	15	0

Total Forward Foreign Currency Contracts	$5,164	$(5,710)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	7,320	$834	$3,463
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	4,850	535	2,295

Total Purchased Options	$1,369	$5,758

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	6,700	$(10)	$(5)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250	07/20/2022	2,400	(25)	(48)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	13,500	(38)	(44)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	7,200	(13)	(3)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	1,900	(17)	(21)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	2,800	(13)	(6)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	08/17/2022	2,900	(7)	(5)
CBK	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200	07/20/2022	3,200	(5)	(3)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	5,900	(11)	(7)
GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700	08/17/2022	3,200	(4)	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	9,200	(21)	(15)
JPM	Put - OTC CDX.HY-38 5-Year Index	Sell	95.000	08/17/2022	3,000	(36)	(46)
Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	4,400	(39)	(49)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.200	07/20/2022	4,100	(13)	(15)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.250	07/20/2022	3,800	(6)	(2)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	08/17/2022	6,200	(14)	(8)

$(272)	$(277)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	0.175%	03/15/2023	21,960	$(815)		$(5,288)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	2.600	07/07/2022	6,200	(24)		(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	3.000	07/07/2022	6,200	(24)		(5)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	0.870	11/02/2022	392,700	(796)		(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	1.270	11/02/2022	392,700	(796)		(9,001)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	0.175	03/15/2023	14,550	(526)		(3,503)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	2.570	07/05/2022	6,400	(22)		0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	2.970	07/05/2022	6,400	(23)		(2)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	2.620	07/08/2022	8,000	(32)		(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	3.020	07/08/2022	8,000	(32)		(8)

								$(3,090)		$(17,823)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052			$99.156	07/07/2022		5,600	$(40)		$(36)

Total Written Options								$(3,402)		$(18,136)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	2.492%	$200	$(8)	$(3)	$0	$(11)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.894	3,400	(91)	102	11	0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.544	2,500	(30)	11	0	(19)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.797	1,700	19	(10)	9	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.858	5,800	70	(49)	21	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.816	2,600	(15)	27	12	0
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	2.569	1,600	(58)	1	0	(57)
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.661	1,000	22	(10)	12	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.882	2,700	(27)	35	8	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.797	3,500	34	(16)	18	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.692	500	(5)	(1)	0	(6)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.952	1,400	5	(36)	0	(31)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.894	400	(10)	11	1	0
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.801	700	(6)	8	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	2,400	(43)	45	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	2,800	(23)	12	0	(11)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751	1,100	(5)	(32)	0	(37)
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.681	900	21	(9)	12	0
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	7,700	(122)	128	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.045	2,800	(37)	35	0	(2)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	12,700	(237)	247	10	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.503	1,600	(12)	(17)	0	(29)
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.389	3,400	47	(6)	41	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.492	1,700	23	(2)	21	0
	Southern Co.	1.000	Quarterly	12/20/2022	0.128	3,500	43	(27)	16	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	2.924	3,700	(229)	(80)	0	(309)
	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	1.103	1,100	0	(3)	0	(3)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.219		3,400	66	(1)	65	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183		2,400	(21)	11	0	(10)
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.406		300	(4)	0	0	(4)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.642		4,000	11	(115)	0	(104)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751		11,400	(39)	(342)	0	(381)
NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.816		1,800	0	8	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965		7,550	(139)	145	6	0

								$(800)	$67	$281	$(1,014)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.HY-31 5-Year Index 25-35%		5.000%	Quarterly	12/20/2023		$1,100	$128	$(78)	$50	$0
CBK	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		1,600	166	(94)	72	0
DUB	iTraxx Japan 37 5-Year Index		1.000	Quarterly	06/20/2027	JPY	32,262	5	(5)	0	0
GST	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		$4,800	571	(355)	216	0
	iTraxx Japan 37 5-Year Index		1.000	Quarterly	06/20/2027	JPY	33,938	5	(5)	0	0
JPM	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		$7,900	970	(614)	356	0
	iTraxx Japan 37 5-Year Index		1.000	Quarterly	06/20/2027	JPY	38,000	6	(6)	0	0
MYC	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		$1,200	142	(88)	54	0

								$1,993	$(1,245)	$748	$0

Total Swap Agreements								$1,193	$(1,178)	$1,029	$(1,014)

(o)

Securities with an aggregate market value of $18,252 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments					$0		$115,195	$10,461		$125,656
Corporate Bonds & Notes
Banking & Finance					0		826,141	8,344		834,485
Industrials					0		1,033,835	952		1,034,787
Utilities					0		432,145	0		432,145
Municipal Bonds & Notes
California					0		8,050	0		8,050
Georgia					0		11,761	0		11,761
Illinois					0		2,832	0		2,832
Indiana					0		1,004	0		1,004
Ohio					0		13,884	0		13,884
Pennsylvania					0		13,522	0		13,522
Texas					0		4,783	0		4,783
Washington					0		1,237	0		1,237
U.S. Government Agencies					0		64,025	0		64,025
U.S. Treasury Obligations					0		995,921	0		995,921
Non-Agency Mortgage-Backed Securities					0		10,972	0		10,972
Asset-Backed Securities					0		20,858	0		20,858
Sovereign Issues					0		103,272	0		103,272
Warrants
Utilities					3		0	0		3
Preferred Securities
Banking & Finance					6,082		121,205	0		127,287
Industrials					0		24,856	0		24,856

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Utilities	0	6,166	29,147	35,313
Short-Term Instruments
Repurchase Agreements	0	6,860	0	6,860
U.S. Treasury Bills	0	720	0	720

$6,085	$3,819,244	$48,904	$3,874,233
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45,889	$0	$0	$45,889

Total Investments	$51,974	$3,819,244	$48,904	$3,920,122

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,194	0	3,194
Over the counter	0	11,951	0	11,951

$0	$15,145	$0	$15,145
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,095)	0	(4,095)
Over the counter	0	(24,860)	0	(24,860)

$0	$(28,955)	$0	$(28,955)

Total Financial Derivative Instruments	$0	$(13,810)	$0	$(13,810)

Totals	$51,974	$3,805,434	$48,904	$3,906,312

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases(1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022(2)

Investments in Securities, at Value
Loan Participations and Assignments	$2,169	$0	$(5)	$1	$0	$(88)	$8,973	$(589)	$10,461	$(80)
Corporate Bonds & Notes
Banking & Finance	9,339	0	0	0	0	(995)	0	0	8,344	(995)
Industrials	998	0	0	0	0	(46)	0	0	952	(46)
Common Stock
Real Estate	18	0	0	0	0	(18)	0	0	0	(18)
Preferred Securities
Utilities	29,908	0	0	0	0	(761)	0	0	29,147	(760)

$42,432	$0	$(5)	$1	$0	$(1,908)	$8,973	$(589)	$48,904	$(1,899)
Financial Derivative Instruments - Assets
Over the counter	$778	$0	$0	$0	$0	$(778)	$0	$0	$0	$0

Totals	$43,210	$0	$(5)	$1	$0	$(2,686)	$8,973	$(589)	$48,904	$(1,899)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$10,461	Third Party Vendor	Broker Quote	90.000 - 94.000	91.363
Corporate Bonds & Notes
Banking & Finance	7,804	Discounted Cash Flow	Discount Rate	6.704	—
540	Proxy Pricing	Base Price	11.004	—
Industrials	952	Discounted Cash Flow	Discount Rate	4.093	—
Preferred Securities
Utilities	29,147	Discounted Cash Flow	Discount Rate	4.871	—

Total	$48,904

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Long-Term Real Return Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 174.9% ¤
CORPORATE BONDS & NOTES 7.9%
BANKING & FINANCE 7.6%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$12	$10
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(b)(c)	EUR	1,800	1,816
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		$1,600	1,595
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	377	43
1.000% due 10/01/2050		27,853	3,068
1.000% due 10/01/2053		1,685	174
1.500% due 10/01/2053		4,663	525
Natwest Group PLC
3.747% (US0003M + 1.550%) due 06/25/2024 ~		$300	300
4.519% due 06/25/2024 •		200	200
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	94	11
1.500% due 10/01/2053		2,678	305
Nykredit Realkredit AS
0.500% due 10/01/2043		1,130	129
1.000% due 10/01/2050		18,247	2,020
1.000% due 10/01/2053		1,386	149
1.500% due 10/01/2053		10,305	1,172
Realkredit Danmark AS
1.000% due 10/01/2050		8,709	964
1.000% due 10/01/2053		2,471	265
1.500% due 10/01/2053		3,660	425
UniCredit SpA 7.830% due 12/04/2023		$1,300	1,347

			14,518

INDUSTRIALS 0.1%
Enterprise Products Operating LLC 3.350% due 03/15/2023		200	199

UTILITIES 0.2%
Duke Energy Corp. 2.400% due 08/15/2022		100	100
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		100	100
Petrobras Global Finance BV 6.250% due 12/14/2026	GBP	100	118

			318

Total Corporate Bonds & Notes (Cost $18,397)			15,035

U.S. GOVERNMENT AGENCIES 4.3%
Freddie Mac
1.904% due 09/25/2031 •		$16	15
1.984% due 10/25/2029 •		64	64
9.435% (US0001M + 12.267%) due 05/15/2035 ~		28	26
Ginnie Mae 0.382% due 08/20/2068 •		1,586	1,548
Uniform Mortgage-Backed Security 4.000% due 07/01/2049		407	406
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2052		1,100	1,024
3.500% due 08/01/2052		3,600	3,459
4.000% due 07/01/2052		1,653	1,631

Total U.S. Government Agencies (Cost $8,253)			8,173

U.S. TREASURY OBLIGATIONS 115.8%
U.S. Treasury Bonds
1.625% due 11/15/2050 (e)		13,325	9,378
U.S. Treasury Inflation Protected Securities
0.125% due 01/15/2030 (g)		1,461	1,395
0.125% due 07/15/2030 (i)		2,029	1,937
0.125% due 07/15/2031		9,728	9,258

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

0.125% due 01/15/2032		3,233	3,071
0.125% due 02/15/2051		4,563	3,522
0.125% due 02/15/2052 (i)		6,438	5,010
0.250% due 07/15/2029 (g)(i)		883	856
0.250% due 02/15/2050		5,779	4,572
0.625% due 02/15/2043 (e)		26,013	23,026
0.750% due 02/15/2042 (e)		32,275	29,540
0.750% due 02/15/2045 (e)		33,437	29,997
0.875% due 01/15/2029 (g)(i)		1,980	2,000
0.875% due 02/15/2047 (e)		17,830	16,508
1.000% due 02/15/2046 (e)		21,166	20,096
1.000% due 02/15/2048		9,070	8,676
1.000% due 02/15/2049		4,928	4,752
1.375% due 02/15/2044 (e)		31,242	32,011
2.125% due 02/15/2040 (a)		11,849	13,851
2.125% due 02/15/2041 (i)		430	501

Total U.S. Treasury Obligations (Cost $267,500)			219,957

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%
Adjustable Rate Mortgage Trust 2.683% due 01/25/2036 ^~		25	22
Alliance Bancorp Trust 2.104% (US0001M + 0.480%) due 07/25/2037 ~		134	117
Banc of America Funding Trust
1.914% (US0001M + 0.290%) due 07/25/2037 ~		757	704
2.472% due 03/20/2036 ~		51	48
3.266% due 01/20/2047 ~		1,828	1,651
Banc of America Mortgage Trust 2.469% due 11/25/2035 ^~		8	7
BCAP LLC Trust 2.064% due 05/25/2047 ^•		161	157
Bear Stearns Adjustable Rate Mortgage Trust
3.333% due 02/25/2036 ^~		6	6
3.440% due 07/25/2036 ^~		14	13
Bear Stearns ALT-A Trust
3.074% due 09/25/2035 ^~		157	105
3.224% due 09/25/2047 ^~		1,869	1,082
CIM Trust 2.624% (US0001M + 1.000%) due 02/25/2049 ~		31	31
Citigroup Mortgage Loan Trust
3.313% due 03/25/2037 ^~		123	111
3.950% due 05/25/2035 •		6	5
Citigroup Mortgage Loan Trust, Inc.
3.135% due 12/25/2035 ^~		153	95
3.440% (H15T1Y + 1.800%) due 09/25/2035 ~		7	7
Countrywide Alternative Loan Trust
1.476% due 12/25/2035 •		111	96
3.163% due 02/25/2037 ^~		70	66
Countrywide Home Loan Mortgage Pass-Through Trust
1.987% due 02/20/2036 ^•		43	39
6.000% due 03/25/2037 ^		861	498
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		554	412
Downey Savings & Loan Association Mortgage Loan Trust 2.132% due 08/19/2045 •		47	42
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		26	13
GMAC Mortgage Corp. Loan Trust 2.858% due 11/19/2035 ~		64	61
Great Hall Mortgages PLC
1.048% (SONIO/N + 0.269%) due 06/18/2038 ~	GBP	36	44
1.743% (BP0003M + 0.130%) due 03/18/2039 ~		38	45
IndyMac INDA Mortgage Loan Trust 2.938% due 12/25/2036 ^~		$542	483
JP Morgan Chase Commercial Mortgage Securities Trust 2.774% (US0001M + 1.450%) due 12/15/2031 ~		424	420
Lehman XS Trust 2.774% (US0001M + 2.300%) due 12/25/2037 ~		757	777
Merrill Lynch Mortgage Investors Trust 2.284% (US0001M + 0.660%) due 09/25/2029 ~		62	59
MortgageIT Securities Corp. Mortgage Loan Trust 2.124% due 09/25/2037 •		342	303
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		214	213
Residential Accredit Loans, Inc. Trust
1.259% due 10/25/2037 ~		199	183
1.984% due 06/25/2046 •		149	38
Residential Asset Securitization Trust
2.024% due 05/25/2035 •		178	124
5.750% due 02/25/2036		893	751
5.750% due 03/25/2037 ^		106	41
6.500% due 06/25/2037		3,308	950
Structured Adjustable Rate Mortgage Loan Trust 3.074% due 07/25/2035 ^~		53	47

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

Structured Asset Mortgage Investments Trust 2.044% due 04/25/2036 •		5	4
Thornburg Mortgage Securities Trust 2.364% (US0001M + 0.740%) due 09/25/2034 ~		62	58
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	3,090	3,749
Wachovia Mortgage Loan Trust LLC 2.317% due 10/20/2035 ~		$21	20
WaMu Mortgage Pass-Through Certificates Trust
2.164% due 12/25/2045 •		46	42
2.529% due 09/25/2033 ~		26	24
2.884% due 11/25/2036 ~		658	602
3.050% due 08/25/2036 ^~		32	30
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037		2,987	2,482
6.500% due 08/25/2035		11	9
Wells Fargo Mortgage-Backed Securities Trust
2.870% due 04/25/2036 ~		1,132	1,082
2.879% due 11/25/2037 ^~		50	48

Total Non-Agency Mortgage-Backed Securities (Cost $20,467)			18,016

ASSET-BACKED SECURITIES 14.0%
ACE Securities Corp. Home Equity Loan Trust 1.744% due 10/25/2036 •		24	10
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.775% due 06/25/2033 •		900	868
CIT Mortgage Loan Trust 3.124% due 10/25/2037 •		2,800	2,622
Citigroup Mortgage Loan Trust 2.084% due 12/25/2036 •		75	57
Citigroup Mortgage Loan Trust, Inc. 2.119% due 10/25/2036 •		300	290
Countrywide Asset-Backed Certificates 1.874% (US0001M + 0.250%) due 03/25/2037 ~		200	190
Countrywide Asset-Backed Certificates Trust
1.764% due 05/25/2035 •		17	16
1.764% due 07/25/2037 •		15	14
1.814% due 11/25/2037 •		1,042	966
1.874% due 02/25/2036 •		1,947	1,887
2.419% due 02/25/2036 •		135	135
Countrywide Asset-Backed Certificates Trust, Inc. 2.364% (US0001M + 0.740%) due 08/25/2047 ~		152	147
Credit-Based Asset Servicing & Securitization LLC 1.844% due 07/25/2037 •		497	352
Credit-Based Asset Servicing & Securitization Trust 1.684% (US0001M + 0.060%) due 11/25/2036 ~		17	9
Ellington Loan Acquisition Trust 2.724% due 05/25/2037 •		803	777
Fremont Home Loan Trust 1.759% due 10/25/2036 •		48	43
Greystone Commercial Real Estate Notes Ltd. 2.504% (US0001M + 1.180%) due 09/15/2037 ~		3,700	3,649
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		215	139
GSAMP Trust 2.599% due 03/25/2035 ^•		233	218
Home Equity Asset Trust
2.299% (US0001M + 0.675%) due 02/25/2036 ~		2,048	1,992
2.479% due 08/25/2034 •		13	12
Home Equity Mortgage Loan Asset-Backed Trust 1.844% (US0001M + 0.220%) due 04/25/2037 ~		87	69
IndyMac INDB Mortgage Loan Trust 1.764% due 07/25/2036 •		98	33
JP Morgan Mortgage Acquisition Corp. 2.134% due 02/25/2036 ^•		1,040	1,021
JP Morgan Mortgage Acquisition Trust 1.834% due 10/25/2036 •		33	33
Lehman XS Trust 4.157% due 06/25/2036 þ		61	61
LoanCore Issuer Ltd. 2.454% due 05/15/2036 •		178	177
Long Beach Mortgage Loan Trust 1.864% due 08/25/2036 •		92	43
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	449	467
MASTR Specialized Loan Trust 3.424% due 07/25/2035 •		$1,417	1,382
Morgan Stanley ABS Capital, Inc. Trust 1.754% (US0001M + 0.130%) due 10/25/2036 ~		89	81
Morgan Stanley Mortgage Loan Trust 3.336% due 11/25/2036 ^•		657	290
Option One Mortgage Loan Trust 2.404% due 02/25/2035 •		401	389
Palmer Square Loan Funding Ltd. 2.084% due 10/24/2027 •		1,027	1,023

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

Renaissance Home Equity Loan Trust 2.724% (US0001M + 1.100%) due 09/25/2037 ~		407	203
Saxon Asset Securities Trust 1.914% due 09/25/2036 •		3,000	2,875
Soundview Home Loan Trust
1.684% due 11/25/2036 •		278	95
1.804% (US0001M + 0.180%) due 07/25/2037 ~		169	159
1.824% due 06/25/2037 •		359	265
2.184% due 05/25/2036 •		127	124
Starwood Commercial Mortgage Trust 2.528% due 07/15/2038 •		3,183	3,159
Symphony CLO Ltd. 1.988% (US0003M + 0.950%) due 07/14/2026 ~		157	157
Telos CLO Ltd. 1.994% due 04/17/2028 •		8	8
Towd Point Mortgage Trust 2.624% (US0001M + 1.000%) due 05/25/2058 ~		92	91

Total Asset-Backed Securities (Cost $27,309)			26,598

SOVEREIGN ISSUES 22.7%
Argentina Government International Bond 47.331% (BADLARPP) due 10/04/2022 ~	ARS	100	0
Australia Government International Bond 3.000% due 09/20/2025	AUD	2,429	1,837
Canada Government Real Return Bond 4.250% due 12/01/2026 (a)	CAD	853	764
France Government International Bond 0.100% due 07/25/2038 (a)	EUR	751	783
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2033 (a)		1,278	1,160
0.400% due 05/15/2030 (a)		2,771	2,769
0.650% due 05/15/2026 (a)		4,370	4,723
1.300% due 05/15/2028 (a)		4,804	5,246
1.400% due 05/26/2025 (a)		13,302	14,531
Japan Government International Bond 0.100% due 03/10/2029 (a)	JPY	354,089	2,748
Mexico Government International Bond 4.500% due 11/22/2035	MXN	8,804	460
New Zealand Government International Bond 2.000% due 09/20/2025	NZD	478	306
Peru Government International Bond 5.940% due 02/12/2029	PEN	600	143
Qatar Government International Bond 3.875% due 04/23/2023		$300	302
United Kingdom Gilt
0.125% due 03/22/2024 (a)	GBP	3,998	5,151
1.875% due 11/22/2022 (a)		1,788	2,254

Total Sovereign Issues (Cost $48,395)			43,177

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(b)		160,000	141

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

Total Preferred Securities (Cost $160)		141

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (d) 0.6%		1,076

Total Short-Term Instruments (Cost $1,076)		1,076

Total Investments in Securities (Cost $391,557)		332,173

	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III	297,573	2,888

Total Short-Term Instruments (Cost $2,888)		2,888

Total Investments in Affiliates (Cost $2,888)		2,888

Total Investments 176.4% (Cost $394,445)		$335,061
Financial Derivative Instruments (f)(h) (0.6)%(Cost or Premiums, net $138)		(1,102)
Other Assets and Liabilities, net (75.8)%		(144,060)

Net Assets 100.0%		$189,899

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$1,076	U.S. Treasury Notes 3.000% due 06/30/2024	$(1,098)	$1,076	$1,076

Total Repurchase Agreements	$(1,098)	$1,076	$1,076

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BSN	1.180%	06/07/2022	07/07/2022	$(37,490)	$(37,520)
1.180	06/13/2022	07/07/2022	(34,731)	(34,751)
DEU	1.200	06/09/2022	07/13/2022	(45,134)	(45,167)
1.510	06/16/2022	07/07/2022	(5,994)	(5,998)

Total Reverse Repurchase Agreements	$(123,436)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

CSN	1.590%	06/28/2022	07/05/2022	$(14,954)	$(14,956)

Total Sale-Buyback Transactions	$(14,956)

(e)	Securities with an aggregate market value of $136,126 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(188,163) at a weighted average interest rate of 0.689%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor March Futures	03/2023	75	$19,351	$(354)	$59	$0
Call Options Strike @ EUR 120.000 on Euro-Schatz Bond September 2022 Futures	08/2022	474	2	0	0	0
Call Options Strike @ EUR 156.000 on Euro-Bobl Bond September 2022 Futures	08/2022	188	1	0	0	0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

Call Options Strike @ EUR 170.000 on Euro-BTP 10-Year Bond September 2022 Futures	08/2022	144	2	0	0	0
Euro-Bund 10-Year Bond September Futures	09/2022	36	5,613	160	136	0
Put Options Strike @ EUR 114.000 on Euro-Bund 10-Year Bond September 2022 Futures	08/2022	21	1	0	0	(1)
U.S. Treasury 5-Year Note September Futures	09/2022	93	10,439	(28)	65	0

$(222)	$260	$(1)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2022	7	$(519)	$0	$0	$(2)
Australia Government 10-Year Bond September Futures	09/2022	6	(492)	2	0	(3)
Euro-Bobl September Futures	09/2022	87	(11,323)	77	0	(182)
Euro-BTP Italy Government Bond September Futures	09/2022	220	(27,252)	(176)	0	(506)
Euro-Buxl 30-Year Bond September Futures	09/2022	8	(1,371)	58	0	(59)
Euro-OAT France Government 10-Year Bond September Futures	09/2022	11	(1,597)	48	0	(30)
Euro-Schatz September Futures	09/2022	172	(19,673)	40	0	(115)
Gold 100 oz. August Futures	08/2022	8	(1,446)	31	8	0
Japan Government 10-Year Bond September Futures	09/2022	15	(16,429)	77	3	(15)
U.S. Treasury 2-Year Note September Futures	09/2022	96	(20,162)	102	0	(54)
U.S. Treasury 10-Year Note September Futures	09/2022	246	(29,159)	163	0	(250)
U.S. Treasury 10-Year Ultra September Futures	09/2022	141	(17,960)	291	0	(187)
U.S. Treasury 30-Year Bond September Futures	09/2022	24	(3,327)	15	0	(41)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	3	(460)	1	0	(3)
United Kingdom Long Gilt September Futures	09/2022	1	(139)	5	0	(2)

$734	$11	$(1,449)

Total Futures Contracts	$512	$271	$(1,450)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.622%	EUR	200	$1	$(1)	$0	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.844	$100	(5)	6	1	0	0

$(4)	$5	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$2,772	$(186)	$194	$8	$4	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	5,346	(510)	552	42	8	0

$(696)	$746	$50	$12	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	64,000	$(1)	$1	$0	$0	$(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	60,000	(1)	1	0	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	274,770	(15)	4	(11)	0	(3)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	20	24	0	(4)
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028	$1,000	0	50	50	0	(5)
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028	2,500	0	126	126	0	(13)
Pay(7)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053	200	0	(35)	(35)	1	0
Pay(7)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053	500	0	(96)	(96)	3	0
Receive(7)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	17,200	1,951	1,362	3,313	0	(298)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		4,600	(697)	(940)	(1,637)	119	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		8,700	(64)	(1,483)	(1,547)	71	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		1,600	8	(16)	(8)	0	(19)
Pay	CPTFEMU	2.455	Maturity	06/15/2032		1,600	0	9	9	20	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		3,000	(9)	(93)	(102)	0	(40)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		540	1	(1)	0	9	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	6	6	10	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		900	(7)	28	21	29	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		80	0	(1)	(1)	2	0
Pay	CPURNSA	3.083	Maturity	08/27/2022		$19,300	0	(1,001)	(1,001)	8	0
Pay	CPURNSA	5.185	Maturity	05/24/2023		2,000	0	4	4	7	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		4,110	1	304	305	0	(14)
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,300	2	(271)	(269)	12	0
Pay	CPURNSA	1.883	Maturity	11/20/2029		9,400	10	(1,244)	(1,234)	50	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		3,700	3	357	360	0	(24)
Receive	CPURNSA	2.668	Maturity	05/14/2031		5,000	0	296	296	0	(32)
Receive	UKRPI	4.220	Maturity	08/15/2022	GBP	600	0	56	56	1	0
Receive	UKRPI	4.180	Maturity	09/15/2022		6,700	0	625	625	2	0
Receive	UKRPI	4.480	Maturity	09/15/2023		600	0	68	68	3	0
Pay	UKRPI	6.500	Maturity	03/15/2024		3,400	9	(78)	(69)	0	(6)
Pay	UKRPI	3.330	Maturity	01/15/2025		5,300	157	(888)	(731)	0	(9)
Receive	UKRPI	4.735	Maturity	12/15/2026		4,300	(38)	216	178	0	(4)
Pay	UKRPI	3.438	Maturity	01/15/2030		970	0	(158)	(158)	2	0
Pay	UKRPI	4.140	Maturity	10/15/2031		2,100	(25)	(129)	(154)	11	0
Receive	UKRPI	4.250	Maturity	11/15/2031		1,100	10	49	59	0	(6)
Receive	UKRPI	4.288	Maturity	02/15/2032		1,400	4	19	23	0	(9)
Pay	UKRPI	3.566	Maturity	03/15/2036		700	0	(113)	(113)	6	0
Pay	UKRPI	3.580	Maturity	03/15/2036		1,500	(8)	(230)	(238)	12	0

							$1,295	$(3,176)	$(1,881)	$378	$(488)

Total Swap Agreements							$595	$(2,425)	$(1,830)	$390	$(488)

(g)	Securities with an aggregate market value of $3,044 and cash of $1,367 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	Unsettled variation margin asset of $18 and liability of $(27) for closed futures is outstanding at period end
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2022			$1,554		NZD	2,445	$0		$(27)
BOA		07/2022		GBP	13,750		$17,385		647		0
		07/2022			$8,032		DKK	56,469	0		(75)
		07/2022			5,362		GBP	4,276	0		(157)
		08/2022		DKK	56,355		$8,032		77		0
BPS		07/2022		EUR	1,386		1,487		34		0
		07/2022		JPY	28,800		214		1		0
		07/2022		MXN	5,834		279		0		(11)
		07/2022			$12,347		DKK	84,015	0		(510)
		07/2022			37,866		EUR	35,964	4		(181)
		07/2022			290		MXN	5,835	0		0
		08/2022		EUR	28,536		$30,069		110		0
		08/2022		GBP	9,474		11,511		0		(27)
		08/2022		PEN	671		180		5		0
		09/2022		MXN	5,835		286		0		0
BRC		07/2022			$1,892		JPY	256,692	0		0
		08/2022		JPY	256,275		$1,892		0		0
CBK		07/2022			$937		EUR	873	0		(22)
		07/2022			26		PEN	98	0		(1)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

DUB	07/2022	DKK	41,168	$6,096	296	0
GLM	07/2022	BRL	536	112	10	0
07/2022	$103	BRL	536	0	(1)
07/2022	281	DKK	1,945	0	(7)
08/2022	BRL	536	$102	1	0
08/2022	$115	DKK	820	1	0
HUS	07/2022	AUD	2,695	$1,947	86	0
07/2022	CAD	980	776	15	0
07/2022	EUR	1,693	1,775	6	(5)
07/2022	NZD	3,157	2,060	88	0
07/2022	$1,856	AUD	2,695	4	0
07/2022	385	EUR	364	0	(4)
07/2022	406	JPY	53,900	0	(9)
08/2022	AUD	2,695	$1,856	0	(4)
08/2022	EUR	463	483	0	(3)
MYI	07/2022	DKK	138,365	20,524	1,029	0
07/2022	$1,684	DKK	11,851	0	(15)
08/2022	DKK	11,827	$1,684	15	0
SOG	07/2022	EUR	33,877	36,411	910	0
TOR	07/2022	JPY	394,902	3,111	201	0
UAG	07/2022	$3,598	DKK	25,245	0	(41)
09/2022	MXN	3,316	$167	3	0

Total Forward Foreign Currency Contracts	$3,543	$(1,100)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	2,200	$2	$941
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	3,090	236	1,320
BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410	02/02/2023	11,000	55	9
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	1,410	105	603
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	17,900	98	30
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	1,800	112	283
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	3,400	36	35
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	19,100	117	25
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	10,800	55	9
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	9,700	116	109
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	2,100	153	901
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	1,000	63	150

Total Purchased Options	$1,148	$4,415

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	700	$(1)	$(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	600	(3)	(1)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	1,100	(3)	(4)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	600	(1)	0
BRC	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	1,000	(5)	(2)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	08/17/2022	100	0	0
CBK	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200	07/20/2022	200	0	0
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	600	(1)	(1)
GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700	08/17/2022	300	0	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	900	(2)	(1)
JPM	Put - OTC CDX.HY-38 5-Year Index	Sell	95.000	08/17/2022	100	(1)	(2)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.250	07/20/2022	300	(1)	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	08/17/2022	600	(2)	(1)

$(20)	$(13)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	9,000	$(409)	$(130)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	4,100	(30)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	300	(2)	0

							$(441)	$(130)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	6,600	$0	$(1,444)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	9,240	(230)	(2,024)
BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558	02/02/2023	2,400	(55)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	4,160	(102)	(911)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	3,900	(96)	(17)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	9,100	(115)	(374)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	1,900	(37)	(32)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	4,200	(116)	(16)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	2,400	(56)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	5,400	(118)	(100)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	6,400	(155)	(1,400)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	4,700	(62)	(198)

							$(1,142)	$(6,528)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052		$99.141	09/07/2022		100	$(1)	$(1)
	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052		99.156	09/07/2022		100	0	(1)
	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052		99.656	09/07/2022		200	(1)	(1)
	Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052		101.141	09/07/2022		100	0	0

							$(2)	$(3)

Total Written Options							$(1,605)	$(6,674)

(i)

Securities with an aggregate market value of $2,806 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)		Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$14,518	$0	$14,518
Industrials				0	199	0	199
Utilities				0	318	0	318
U.S. Government Agencies				0	8,173	0	8,173
U.S. Treasury Obligations				0	219,957	0	219,957
Non-Agency Mortgage-Backed Securities				0	18,016	0	18,016
Asset-Backed Securities				0	26,598	0	26,598
Sovereign Issues				0	43,177	0	43,177
Preferred Securities
Banking & Finance				0	141	0	141
Short-Term Instruments
Repurchase Agreements				0	1,076	0	1,076

				$0	$332,173	$0	$332,173

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,888	$0	$0	$2,888

Total Investments	$2,888	$332,173	$0	$335,061

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	206	455	0	661
Over the counter	0	7,958	0	7,958

	$206	$8,413	$0	$8,619
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(915)	(1,023)	0	(1,938)
Over the counter	0	(7,774)	0	(7,774)

	$(915)	$(8,797)	$0	$(9,712)

Total Financial Derivative Instruments	$(709)	$(384)	$0	$(1,093)

Totals	$2,179	$331,789	$0	$333,968

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Long-Term U.S. Government Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.6% ¤
CORPORATE BONDS & NOTES 1.0%
INDUSTRIALS 1.0%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	$1,372	$1,254
3.100% due 04/07/2030	1,372	1,175
Vessel Management Services, Inc. 3.432% due 08/15/2036	3,983	3,878

Total Corporate Bonds & Notes (Cost $6,727)		6,307

U.S. GOVERNMENT AGENCIES 18.9%
Fannie Mae
0.000% due 05/15/2030 (b)	13,282	10,231
1.001% due 07/25/2037 •	52	50
1.523% due 06/01/2043 •	75	76
1.524% due 03/01/2044 •	70	71
1.805% due 07/01/2035 •	7	7
1.995% due 11/01/2034 •	20	20
2.074% due 10/25/2030 •	1	1
2.340% due 02/01/2028 •	1	1
2.440% due 05/01/2025 •	1	1
2.524% due 04/25/2032 •	7	7
2.631% due 12/01/2027 •	14	14
2.664% due 04/01/2028 •	6	6
3.500% due 06/25/2044	3,156	3,043
4.000% due 09/25/2044 - 10/25/2044	8,162	8,169
4.250% due 04/25/2037	420	418
4.500% due 10/25/2023 - 06/25/2025	381	383
5.625% due 04/17/2028	200	226
6.000% due 05/17/2027	62	64
6.500% due 11/25/2023 - 07/25/2031	323	346
6.750% due 06/25/2032	490	540
6.900% due 05/25/2023	2	2
7.000% due 12/25/2022 - 05/18/2027	281	288
9.000% due 06/01/2027	7	7
Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	675	755
5.750% due 12/07/2028	500	573
Federal Housing Administration 7.430% due 01/01/2024 «	3	3
Freddie Mac
1.541% due 10/25/2023 •	3	3
1.676% due 10/25/2044 •	994	1,022
1.724% due 01/15/2033 •	18	18
1.824% (US0001M + 0.500%) due 04/15/2029 - 06/15/2030 ~	8	9
1.824% due 12/15/2032 •	8	8
1.874% due 06/15/2031 •	8	8
1.876% due 07/25/2044 •	243	253
2.262% due 01/01/2028 •	11	10
2.271% due 01/01/2028 •	6	6
2.575% due 09/01/2027 •	6	6
3.131% due 10/01/2026 •	7	7
3.500% due 05/15/2042 - 01/15/2048	15,112	14,594
4.000% due 07/15/2042	5,065	5,115
4.000% (US0001M + 12.000%) due 12/15/2042 ~	1,671	1,437
4.318% due 10/25/2052 ~	6,596	6,343
4.500% due 02/15/2035 - 07/15/2035	710	710
5.500% due 06/15/2035	7,167	8,010
6.000% due 05/15/2028 - 09/15/2029	15	15
6.250% due 09/15/2023	55	55
6.500% due 08/01/2022 - 10/25/2043	75	79
7.000% due 07/15/2022 - 01/15/2024	6	7
Ginnie Mae
1.625% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	16	17
1.750% (H15T1Y + 1.500%) due 12/20/2022 - 10/20/2026 ~	2	2
1.750% due 10/20/2027 - 11/20/2027 •	18	18
1.875% (H15T1Y + 1.500%) due 04/20/2023 - 06/20/2026 ~	9	9
1.875% due 04/20/2027 - 05/20/2032 •	58	58
2.000% (H15T1Y + 1.500%) due 10/20/2025 - 08/20/2026 ~	2	2
2.000% due 10/20/2026 •	2	2
2.625% (H15T1Y + 1.500%) due 03/20/2023 - 03/20/2026 ~	4	4
2.625% due 01/20/2027 - 01/20/2028 •	24	25

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2022 (Unaudited)

4.000% due 08/20/2044 - 09/20/2044	8,037	8,064
6.000% due 08/20/2033	782	820
6.500% due 08/20/2034 - 09/20/2034	5	5
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 (a)	6,371	5,152
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (b)	7,400	5,637
U.S. Small Business Administration 5.240% due 08/01/2023	69	69
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	131	118
6.500% due 06/01/2026 - 08/01/2037	33	34
7.000% due 02/01/2038 - 03/01/2038	11	12
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2052	900	809
3.000% due 08/01/2052	1,800	1,675
3.500% due 08/01/2052	13,200	12,683
4.000% due 07/01/2052	12,300	12,133
4.500% due 07/01/2052	6,000	6,025

Total U.S. Government Agencies (Cost $114,660)		116,390

U.S. TREASURY OBLIGATIONS 94.5%
U.S. Treasury Bonds
1.125% due 05/15/2040	42,900	29,888
1.125% due 08/15/2040	154,100	106,528
1.250% due 05/15/2050	95,170	60,593
1.375% due 11/15/2040 (d)(f)(h)	9,060	6,529
1.750% due 08/15/2041	111,400	84,781
1.875% due 02/15/2051	57,750	43,346
1.875% due 11/15/2051 (d)	86,520	64,944
2.000% due 11/15/2041	132,100	104,968
2.000% due 02/15/2050 (h)	310	240
2.000% due 08/15/2051	33,400	25,829
2.250% due 02/15/2052 (d)	4,500	3,705
2.375% due 02/15/2042 (d)	36,000	30,538
2.375% due 05/15/2051 (d)(h)	2,400	2,027
2.500% due 05/15/2046 (f)	2,028	1,720
2.875% due 05/15/2052 (d)	10,500	9,920
3.000% due 11/15/2045 (f)(h)	680	632
U.S. Treasury STRIPS (b)
0.000% due 05/15/2044	2,800	1,302
0.000% due 08/15/2044	4,800	2,211
0.000% due 11/15/2044	4,700	2,144
0.000% due 05/15/2045	1,500	675
0.000% due 08/15/2046	1,500	655

Total U.S. Treasury Obligations (Cost $760,810)		583,175

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
Ashford Hospitality Trust
2.224% due 04/15/2035 •	303	295
2.325% (US0001M + 1.000%) due 06/15/2035 ~	400	388
Atrium Hotel Portfolio Trust
2.254% (US0001M + 0.930%) due 12/15/2036 ~	700	682
2.274% (US0001M + 0.950%) due 06/15/2035 ~	200	194
BAMLL Commercial Mortgage Securities Trust
2.174% due 09/15/2034 •	300	293
2.374% due 04/15/2036 •	2,200	2,156
BANK 4.046% due 03/15/2061 ~	800	797
Bear Stearns Adjustable Rate Mortgage Trust
2.086% due 01/25/2034 ~	21	20
2.625% due 04/25/2033 ~	8	8
2.817% due 02/25/2034 ~	43	42
2.842% due 02/25/2033 ~	3	3
Bear Stearns ALT-A Trust 3.074% due 09/25/2035 ^~	205	136
Beast Mortgage Trust 2.374% due 03/15/2036 •	200	194
BWAY Mortgage Trust 3.454% due 03/10/2033	3,400	3,265
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,580
3.942% due 04/10/2033 ~	2,600	2,394
Countrywide Alternative Loan Trust
1.984% due 05/25/2047 •	262	228
2.044% (US0001M + 0.420%) due 05/25/2035 ~	227	207
Countrywide Home Loan Mortgage Pass-Through Trust
2.204% due 04/25/2035 •	30	28
2.264% due 03/25/2035 •	300	251
Credit Suisse First Boston Mortgage Securities Corp.
5.750% due 04/22/2033	21	20
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.593% due 07/25/2033 ~	33	32

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2022 (Unaudited)

DBGS Mortgage Trust 2.119% due 06/15/2033 •	300	290
DBWF Mortgage Trust 2.625% (US0001M + 1.030%) due 12/19/2030 ~	200	194
Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~	1,690	1,650
HarborView Mortgage Loan Trust
2.052% due 05/19/2035 •	150	138
2.075% due 03/19/2036 ^•	198	188
2.739% due 07/19/2035 ^~	4	4
Hilton USA Trust 3.719% due 11/05/2038	2,130	2,040
Impac CMB Trust 2.124% due 10/25/2035 •	904	862
InTown Hotel Portfolio Trust 2.425% due 01/15/2033 •	200	199
JP Morgan Mortgage Trust 2.417% due 07/25/2035 ~	48	48
LUXE Commercial Mortgage Trust
2.305% due 11/15/2038 •	400	385
2.374% due 10/15/2038 •	200	193
Morgan Stanley Capital Trust
2.224% due 07/15/2035 •	200	194
2.493% due 12/15/2023 •	1,800	1,737
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	169	164
2.750% due 11/25/2059 ~	1,079	1,036
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.549% due 10/25/2035 ~	813	537
Ready Capital Mortgage Financing LLC 2.598% due 01/25/2037 •	1,100	1,062
Residential Accredit Loans, Inc. Trust
1.924% (US0001M + 0.300%) due 08/25/2035 ~	160	127
6.000% due 06/25/2036 ^	382	330
Sequoia Mortgage Trust
2.295% due 10/19/2026 •	4	4
2.295% (US0001M + 0.700%) due 07/20/2033 ~	133	126
2.355% due 10/20/2027 •	1	1
Structured Adjustable Rate Mortgage Loan Trust 2.064% due 05/25/2037 •	472	434
Structured Asset Mortgage Investments Trust
2.064% due 05/25/2036 •	71	61
2.255% due 09/19/2032 •	3	3
2.435% due 10/19/2033 •	45	42
Tharaldson Hotel Portfolio Trust 2.170% (US0001M + 1.050%) due 11/11/2034 ~	162	157
Towd Point Mortgage Trust 3.100% due 01/25/2060 ~	900	819
WaMu Mortgage Pass-Through Certificates Trust
1.134% due 12/25/2046 •	221	201
1.476% due 02/25/2046 •	364	332
1.723% (COF 11 + 1.500%) due 08/25/2046 ~	190	174
1.876% (12MTA + 1.400%) due 06/25/2042 ~	5	5
1.876% (12MTA + 1.400%) due 08/25/2042 ~	6	5
2.144% (US0001M + 0.520%) due 11/25/2045 ~	13	12
Worldwide Plaza Trust 3.526% due 11/10/2036	1,600	1,492

Total Non-Agency Mortgage-Backed Securities (Cost $31,718)		29,459

ASSET-BACKED SECURITIES 0.9%
Bear Stearns Asset-Backed Securities Trust
2.284% due 10/25/2032 •	16	16
2.624% due 11/25/2042 •	177	172
Credit-Based Asset Servicing & Securitization Trust 1.684% (US0001M + 0.060%) due 11/25/2036 ~	10	5
ECMC Group Student Loan Trust 2.374% due 02/27/2068 •	636	609
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	800	750
2.330% due 06/26/2028	1,200	1,089
Massachusetts Educational Financing Authority 2.134% due 04/25/2038 •	93	93
MASTR Asset-Backed Securities Trust 2.449% (US0001M + 0.825%) due 10/25/2034 ~	875	854
Merrill Lynch Mortgage Investors Trust 2.554% (US0001M + 0.930%) due 07/25/2035 ~	597	580
New Century Home Equity Loan Trust 2.359% due 06/25/2035 •	178	177
RAAC Trust 2.314% due 11/25/2036 •	310	307
SLM Student Loan Trust 1.784% (US0003M + 0.600%) due 10/25/2029 ~	546	543
Soundview Home Loan Trust 1.684% due 11/25/2036 •	139	47

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2022 (Unaudited)

Washington Mutual Asset-Backed Certificates Trust 1.684% due 10/25/2036 •	79	35

Total Asset-Backed Securities (Cost $5,650)		5,277

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (c) 0.5%		3,274

Total Short-Term Instruments (Cost $3,274)		3,274

Total Investments in Securities (Cost $922,839)		743,882

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	16,579	161

Total Short-Term Instruments (Cost $163)		161

Total Investments in Affiliates (Cost $163)		161

Total Investments 120.6% (Cost $923,002)		$744,043
Financial Derivative Instruments (e)(g) (0.2)%(Cost or Premiums, net $(127))		(1,243)
Other Assets and Liabilities, net (20.4)%		(126,036)

Net Assets 100.0%		$616,764

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$774	U.S. Treasury Notes 3.000% due 06/30/2024	$(789)	$774	$774
NOM	1.480	06/30/2022	07/01/2022	2,500	U.S. Treasury Bonds 4.375% due 05/15/2040	(2,560)	2,500	2,500

Total Repurchase Agreements	$(3,349)	$3,274	$3,274

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	1.370%	06/22/2022	07/06/2022	$(3,583)	$(3,584)
1.510	06/22/2022	07/06/2022	(10,152)	(10,156)
1.550	06/28/2022	07/12/2022	(3,751)	(3,752)
BSN	1.170	06/07/2022	07/07/2022	(35,053)	(35,080)
DEU	1.150	06/02/2022	07/15/2022	(22,598)	(22,619)
1.160	06/02/2022	07/15/2022	(536)	(537)
1.190	06/09/2022	07/15/2022	(3,356)	(3,359)
1.510	06/22/2022	07/06/2022	(5,503)	(5,505)
JPS	1.090	06/01/2022	07/15/2022	(6,038)	(6,043)
1.500	06/21/2022	07/05/2022	(5,856)	(5,858)

Total Reverse Repurchase Agreements	$(96,493)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.4)%
Uniform Mortgage-Backed Security, TBA	1.500%	07/01/2037	$1,000	$(912)	$(910)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2052	30,200	(26,113)	(26,189)

Total Short Sales (4.4)%	$(27,025)	$(27,099)

(d)	Securities with an aggregate market value of $756 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(110,662) at a weighted average interest rate of 0.674%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2022	405	$45,461	$(146)	$285	$0

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2022 (Unaudited)

U.S. Treasury 10-Year Note September Futures				09/2022	293	34,730	1		297	0

							$(145)		$582	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2022	838	$(175,993)	$1,020		$0	$(471)
U.S. Treasury 10-Year Ultra September Futures				09/2022	218	(27,768)	332		0	(290)
U.S. Treasury 30-Year Bond September Futures				09/2022	210	(29,111)	155		0	(354)

							$1,507		$0	$(1,115)

Total Futures Contracts							$1,362		$582	$(1,115)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(1)	1-Day USD-SOFR Compounded-OIS	1.600%	Annual	10/23/2028	$42,800	$93	$(2,214)	$(2,121)	$221	$0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	8,900	(149)	1,629	1,480	0	(72)
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026	17,040	58	1,546	1,604	0	(75)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	21,690	222	3,599	3,821	0	(148)
Receive	3-Month USD-LIBOR	1.441	Semi-Annual	07/21/2031	6,800	(25)	869	844	0	(49)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041	7,830	154	2,008	2,162	0	(46)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	2,800	(233)	(705)	(938)	19	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051	1,630	38	535	573	0	(10)

Total Swap Agreements						$158	$7,267	$7,425	$240	$(400)

(f)	Securities with an aggregate market value of $3,650 and cash of $1,103 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 30-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	2.330%	10/23/2023	7,900	$480	$1,139

Total Purchased Options								$480		$1,139

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Put - OTC 5-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	2.395%	10/23/2023	38,300	$(475)	$(1,509)
GLM	Call - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	2.350	08/16/2022	17,200	(145)	(47)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	3.050	08/16/2022	17,200	(145)	(133)

Total Written Options								$(765)		$(1,689)

(h)

Securities with an aggregate market value of $930 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2		Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$6,307	$0	$6,307
U.S. Government Agencies	0	116,387	3	116,390
U.S. Treasury Obligations	0	583,175	0	583,175
Non-Agency Mortgage-Backed Securities	0	29,459	0	29,459
Asset-Backed Securities	0	5,277	0	5,277
Short-Term Instruments
Repurchase Agreements	0	3,274	0	3,274

	$0	$743,879	$3	$743,882
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$161	$0	$0	$161

Total Investments	$161	$743,879	$3	$744,043

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(27,099)	$0	$(27,099)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	822	0	822
Over the counter	0	1,139	0	1,139

	$0	$1,961	$0	$1,961
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,515)	0	(1,515)
Over the counter	0	(1,689)	0	(1,689)

	$0	$(3,204)	$0	$(3,204)

Total Financial Derivative Instruments	$0	$(1,243)	$0	$(1,243)

Totals	$161	$715,537	$3	$715,701

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Low Duration Credit Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 61.5%
AAdvantage Loyalty IP Ltd. 5.813% (LIBOR03M + 4.750%) due 04/20/2028 ~		$1,900	$1,820
ABG Intermediate Holdings 2 LLC
5.275% due 12/21/2028		1,450	1,359
7.673% due 12/20/2029 «		700	655
Adevinta ASA 5.250% (LIBOR03M + 3.000%) due 06/26/2028 «~		597	570
Advantage Sales & Marketing, Inc. 6.166% (LIBOR03M + 4.500%) due 10/28/2027 ~		1,951	1,799
AHP Health Partners, Inc. 5.166% (LIBOR03M + 3.500%) due 08/24/2028 «~		741	704
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 «~		775	715
Albion Financing 3 SARL 5.250% (EUR003M + 5.250%) due 08/17/2026 ~	EUR	550	545
Alliant Holdings Intermediate LLC 5.009% (LIBOR03M + 3.500%) due 11/06/2027 ~		$1,687	1,573
Altar Bidco, Inc. 7.355% (LIBOR03M + 5.600%) due 02/01/2030 ~		1,200	1,091
Altice France SA 5.411% (LIBOR03M + 4.000%) due 08/14/2026 ~		214	196
American Trailer World Corp. 5.375% due 03/03/2028		171	153
AmSurg Corp. 13.000% due 04/30/2028 «		392	365
AP Core Holdings LLC 7.166% (LIBOR03M + 5.500%) due 09/01/2027 ~		1,506	1,421
AppLovin Corp. 5.250% (LIBOR03M + 3.000%) due 10/25/2028 ~		1,546	1,475
Arches Buyer, Inc. 4.916% (LIBOR03M + 3.250%) due 12/06/2027 ~		1,353	1,238
Armor Holding LLC 6.750% (LIBOR03M + 4.500%) due 12/11/2028 «~		572	545
Artera Services LLC 4.900% - 5.750% (LIBOR03M + 3.500%) due 03/06/2025 ~		990	787
ASP Unifrax Holdings, Inc. 6.000% (LIBOR03M + 3.750%) due 12/12/2025 «~		1,927	1,715
AssuredPartners, Inc. 5.025% due 02/12/2027		998	932
Asurion LLC 4.916% (LIBOR03M + 3.250%) due 12/23/2026 ~		2,115	1,924
Atotech BV 4.166% (LIBOR03M + 2.500%) due 03/18/2028 ~		1,262	1,209
Avantor Funding, Inc. 3.916% (LIBOR03M + 2.250%) due 11/08/2027 ~		1,054	1,013
Avis Budget Car Rental LLC 5.125% due 03/16/2029		1,297	1,245
Azalea Topco, Inc. 4.900% due 07/24/2026		1,025	961
Banff Merger Sub, Inc. 5.150% - 5.416% (LIBOR03M + 3.750%) due 10/02/2025 ~		1,884	1,756
Banijay Entertainment SAS 4.870% (LIBOR03M + 3.750%) due 03/01/2025 ~		123	117
Barracuda Networks, Inc. TBD% due 05/17/2029		2,000	1,900
BCPE Empire Holdings, Inc. 5.666% (LIBOR03M + 4.000%) due 06/11/2026 ~		1,492	1,420
Bingo Industries Ltd. 4.900% - 5.750% (LIBOR03M + 3.500%) due 07/14/2028 «~		566	533
Birkenstock GmbH & Co. KG 5.098% (LIBOR03M + 3.250%) due 04/28/2028 ~		594	545
Brookfield Retail Holdings 4.125% due 08/27/2025		1,047	1,005
Buckeye Partners LP 3.916% (LIBOR03M + 2.250%) due 11/01/2026 ~		696	668
BWAY Holding Co. 3.326% - 5.370% (LIBOR03M + 3.250%) due 04/03/2024 ~		1,861	1,756
Caesars Resort Collection LLC 4.416% (LIBOR03M + 2.750%) due 12/23/2024 ~		3,853	3,720
Canada Goose, Inc. 5.750% (LIBOR03M + 3.500%) due 10/07/2027 ~		990	950
Carnival Corp. 5.877% (LIBOR03M + 3.000%) due 06/30/2025 ~		1,756	1,639

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2022 (Unaudited)

Castlelake Aviation Ltd. 4.579% (LIBOR03M + 2.750%) due 10/22/2026 ~	1,538	1,472
CCI Buyer, Inc. 5.188% (LIBOR03M + 3.500%) due 06/02/2028 ~	496	413
CDK Global, Inc. TBD% due 07/06/2029 «	1,650	1,606
Change Healthcare Holdings LLC 4.166% (LIBOR03M + 2.500%) due 03/01/2024 ~	2,000	1,950
Cimpress PLC 5.166% (LIBOR03M + 3.500%) due 05/17/2028 ~	990	918
Clarios Global LP 4.916% (LIBOR03M + 3.250%) due 04/30/2026 «~	433	403
Clark Equipment Co. 4.654% due 04/20/2029	1,172	1,135
Clean Harbors, Inc. 3.666% (LIBOR03M + 2.000%) due 10/08/2028 ~	1,020	1,013
Clear Channel Outdoor Holdings, Inc. 4.739% (LIBOR03M + 3.500%) due 08/21/2026 ~	917	790
Clydesdale Acquisition Holdings, Inc. 5.875% due 04/13/2029	1,250	1,174
CNT Holdings Corp. 4.690% (LIBOR03M + 3.500%) due 11/08/2027 ~	990	941
Cobham Ultra Seniorco SARL TBD% due 11/17/2028	1,000	959
CommScope, Inc. 4.916% (LIBOR03M + 3.250%) due 04/06/2026 ~	414	374
Conduent Business Services LLC 5.916% (LIBOR03M + 4.250%) due 10/16/2028 ~	499	485
Cornerstone OnDemand, Inc. 5.416% (LIBOR03M + 3.750%) due 10/16/2028 ~	1,272	1,141
Coty, Inc. 3.410% (LIBOR03M + 2.250%) due 04/07/2025 ~	2,092	2,001
Covanta Holding Corp. 4.166% (LIBOR03M + 2.500%) due 11/30/2028 ~	1,995	1,894
Cowen, Inc. 4.635% - 4.650% (LIBOR03M + 3.250%) due 03/24/2028 ~	1,576	1,485
CQP Holdco LP 6.000% (LIBOR03M + 3.750%) due 06/05/2028 ~	1,437	1,364
Cushman & Wakefield U.S. Borrower LLC 4.416% (LIBOR03M + 2.750%) due 08/21/2025 ~	1,464	1,380
Da Vinci Purchaser Corp. 6.250% (LIBOR03M + 4.000%) due 01/08/2027 ~	996	948
Delta 2 SARL 4.166% (LIBOR03M + 2.500%) due 02/01/2024 ~	282	275
Diamond BV 3.989% (LIBOR03M + 2.750%) due 09/29/2028 ~	199	184
Diamond Sports Group LLC
4.431% due 08/24/2026	4,334	1,036
9.181% due 05/26/2026	884	873
DirecTV Financing LLC 6.666% (LIBOR03M + 5.000%) due 08/02/2027 ~	699	647
Dotdash Meredith, Inc. 5.145% due 12/01/2028 «	2,090	1,959
Dun & Bradstreet Corp. 4.747% due 01/18/2029 «	1,097	1,026
Element Matericals TBD% due 04/12/2029	3,000	2,884
Embecta Corp. 5.054% due 03/30/2029	1,363	1,291
Endurance International Group 4.620% (LIBOR03M + 3.500%) due 02/10/2028 ~	2,088	1,887
Ensono LP 5.400% - 5.666% (LIBOR03M + 4.000%) due 05/26/2028 ~	1,712	1,589
Envision Healthcare Corp. TBD% due 04/30/2027	200	197
EP Purchaser LLC 5.750% (LIBOR03M + 3.500%) due 11/06/2028 ~	1,172	1,122
ExGen Renewables LLC 4.080% (LIBOR03M + 2.500%) due 12/15/2027 ~	543	524
Fertitta Entertainment LLC 5.525% due 01/27/2029	499	461
FinCo LLC 4.166% (LIBOR03M + 2.500%) due 06/27/2025 ~	1,191	1,137
First Student Bidco, Inc. 5.232% (LIBOR03M + 3.000%) due 07/21/2028 ~	2,591	2,336
Fleet U.S. Bidco, Inc. 4.666% (LIBOR03M + 3.000%) due 10/07/2026 «~	2,183	2,074
Forest City Enterprises LP 5.166% (LIBOR03M + 3.500%) due 12/08/2025 ~	1,984	1,898
Foundation Building Materials Holding Co. LLC 3.750% - 4.825% (LIBOR03M + 3.250%) due 01/31/2028 ~	891	801
Frontier Communications Corp. 5.150% - 6.063% (LIBOR03M + 3.750%) due 05/01/2028 ~	732	688
Gainwell Acquisition Corp. 6.250% (LIBOR03M + 4.000%) due 10/01/2027 ~	390	371

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2022 (Unaudited)

Garda World Security Corp.
5.749% due 02/01/2029		2,025	1,877
5.900% (LIBOR03M + 4.250%) due 10/30/2026 ~		850	791
Getty Images, Inc. 6.125% (LIBOR03M + 4.500%) due 02/19/2026 ~		460	447
Gibson Brands, Inc. 6.411% (LIBOR03M + 5.000%) due 08/11/2028 ~		995	863
GIP Blue Holding LP 6.750% (LIBOR03M + 4.500%) due 09/29/2028 ~		3,691	3,582
Global Medical Response, Inc. 5.916% (LIBOR03M + 4.250%) due 03/14/2025 ~		997	930
Graham Packaging Co., Inc. 4.666% (LIBOR03M + 3.000%) due 08/04/2027 ~		29	27
Gray Television, Inc. 4.062% (LIBOR03M + 3.000%) due 12/01/2028 ~		796	763
Great Outdoors Group LLC 5.416% (LIBOR03M + 3.750%) due 03/06/2028 ~		99	91
Greeneden U.S. Holdings LLC 5.666% (LIBOR03M + 4.000%) due 12/01/2027 ~		420	402
Hertz Corp. 4.920% (LIBOR03M + 3.250%) due 06/30/2028 ~		1,686	1,590
Hilton Grand Vacations Borrower LLC 4.666% (LIBOR03M + 3.000%) due 08/02/2028 ~		596	558
Hilton Worldwide Finance LLC 3.374% (LIBOR03M + 1.750%) due 06/22/2026 ~		420	403
Hub International Ltd. 4.000% - 4.348% (LIBOR03M + 3.250%) due 04/25/2025 ~		3,868	3,674
Hudson River Trading LLC 4.640% due 03/20/2028		496	465
Hyperion Materials & Technologies, Inc. 6.075% (LIBOR03M + 4.500%) due 08/30/2028 ~		247	235
iHeartCommunications, Inc. 4.666% (LIBOR03M + 3.000%) due 05/01/2026 ~		604	562
II-VI, Inc. TBD% due 01/14/2028		1,350	1,298
Illuminate Buyer LLC 5.166% (LIBOR03M + 3.500%) due 06/30/2027 ~		2,493	2,308
Ineos U.S. Finance LLC 4.166% (LIBOR03M + 2.500%) due 11/08/2028 ~		1,546	1,471
Insulet Corp. 4.916% (LIBOR03M + 3.250%) due 05/04/2028 ~		1,089	1,043
Intelsat Jackson Holdings SA 4.920% due 02/01/2029		2,001	1,836
IRB Holding Corp. 4.238% due 12/15/2027		1,376	1,313
Ivanti Software, Inc.
5.848% (LIBOR03M + 4.250%) due 12/01/2027 ~		1,577	1,358
8.848% (LIBOR03M + 7.250%) due 12/01/2028 ~		1,000	913
KKR Apple Bidco LLC 7.416% (LIBOR03M + 5.750%) due 09/21/2029 ~		1,075	1,035
LABL, Inc. 6.666% (LIBOR03M + 5.000%) due 10/29/2028 ~		700	645
LBM Acquisition LLC 5.416% (LIBOR03M + 3.750%) due 12/17/2027 ~		1,172	968
LifeMiles Ltd. 6.825% (LIBOR03M + 5.250%) due 08/30/2026 ~		1,387	1,305
Lonza Group AG 6.250% (LIBOR03M + 4.000%) due 07/03/2028 ~		1,089	978
LSCS Holdings, Inc. 10.250% (LIBOR03M + 8.000%) due 11/23/2029 «~		1,075	1,016
Madison IAQ LLC 4.524% - 5.182% (LIBOR03M + 3.250%) due 06/21/2028 ~		794	726
Magenta Buyer LLC 6.230% (LIBOR03M + 4.000%) due 07/27/2028 ~		743	671
Marlink AS TBD% due 12/04/2028 «		250	234
Mattress Firm, Inc. 5.640% (LIBOR03M + 4.250%) due 09/25/2028 ~		496	430
Mavenir Systems, Inc. 6.205% (LIBOR03M + 4.750%) due 08/18/2028 «~		1,496	1,399
McAfee LLC 5.145% due 03/01/2029		6,175	5,618
McGraw-Hill Global Education Holdings LLC 5.554% (LIBOR03M + 4.750%) due 07/28/2028 ~		447	405
MedAssets Software Intermediate Holdings, Inc. 5.666% (LIBOR03M + 4.000%) due 12/18/2028 ~		1,297	1,212
MetroNet Systems Holdings LLC 5.054% due 06/02/2028		1,782	1,662
MH Sub LLC 5.416% (LIBOR03M + 3.500%) due 09/13/2024 ~		1,888	1,785
Mitchell International, Inc. 5.345% (LIBOR03M + 3.750%) due 10/15/2028 ~		549	500
Mitnick Corporate Purchaser, Inc. 5.924% due 05/02/2029		2,000	1,924
Modulaire Group 4.500% (EUR003M + 4.500%) due 12/15/2028 ~	EUR	3,150	2,962

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2022 (Unaudited)

New Trojan Parent, Inc. 4.261% - 4.916% (LIBOR03M + 3.250%) due 01/06/2028 ~	$99	89
NortonLifeLock, Inc. TBD% due 01/28/2029	1,500	1,426
Numericable Group SA 3.989% (LIBOR03M + 2.750%) due 07/31/2025 ~	1,496	1,368
Olaplex, Inc. 4.530% - 4.799% due 02/23/2029 «	1,800	1,706
Olympus Water U.S. Holding Corp. 6.063% (LIBOR03M + 3.750%) due 11/09/2028 ~	1,222	1,141
Option Care Health, Inc. 4.416% (LIBOR03M + 2.750%) due 10/27/2028 ~	570	548
Oryx Midstream Services Permian Basin LLC 4.705% (LIBOR03M + 3.250%) due 10/05/2028 ~	1,347	1,282
Owens & Minor, Inc. 4.250% due 03/29/2029	873	867
Packaging Coordinators Midco, Inc. 6.000% (LIBOR03M + 3.750%) due 11/30/2027 ~	124	117
Padagis LLC 5.719% - 6.150% (LIBOR03M + 4.750%) due 07/06/2028 «~	116	107
Parexel International Corp. 4.883% (LIBOR03M + 3.250%) due 11/15/2028 ~	873	824
Paysafe Holdings Corp. 4.416% (LIBOR03M + 2.750%) due 06/28/2028 «~	1,985	1,816
Pelican Products, Inc. 6.500% (LIBOR03M + 4.250%) due 12/29/2028 ~	496	463
Penn National Gaming, Inc. 4.375% due 05/03/2029	1,400	1,347
Peraton Corp. 5.416% (LIBOR03M + 3.750%) due 02/01/2028 ~	972	916
Petco Health & Wellness Co., Inc. 5.500% (LIBOR03M + 3.250%) due 03/03/2028 ~	1,693	1,598
Phoenix Guarantor, Inc. 4.916% (LIBOR03M + 3.250%) due 03/05/2026 ~	1,260	1,180
PMHC II, Inc. 5.287% due 04/23/2029	1,700	1,489
Polaris Newco LLC 5.239% - 5.666% (LIBOR03M + 4.000%) due 06/02/2028 ~	1,886	1,747
Presidio Holdings, Inc. 4.740% - 5.170% (LIBOR03M + 3.500%) due 01/22/2027 «~	1,186	1,121
Project Ruby Ultimate Parent Corp. 4.916% (LIBOR03M + 3.250%) due 03/03/2028 ~	198	185
Proofpoint, Inc. 4.825% (LIBOR03M + 3.250%) due 08/31/2028 ~	299	279
PUG LLC
5.166% (LIBOR03M + 3.500%) due 02/12/2027 ~	681	624
5.916% (LIBOR03M + 4.250%) due 02/12/2027 «~	1,109	1,029
Radiate Holdco LLC 4.916% (LIBOR03M + 3.250%) due 09/25/2026 ~	1,144	1,064
RE/MAX International, Inc. 4.188% (LIBOR03M + 2.500%) due 07/21/2028 «~	545	493
RealPage, Inc. 4.666% (LIBOR03M + 3.000%) due 04/24/2028 ~	2,861	2,647
Redstone Holdco 2 LP 5.934% (LIBOR03M + 4.750%) due 04/27/2028 ~	796	690
Refresco TBD% due 04/21/2029	3,800	3,616
RegionalCare Hospital Partners Holdings, Inc. 5.416% (LIBOR03M + 3.750%) due 11/16/2025 ~	952	890
Restoration Hardware, Inc. 4.140% (LIBOR03M + 2.500%) due 10/20/2028 ~	991	874
Reynolds Group Holdings, Inc. 5.166% (LIBOR03M + 3.500%) due 09/24/2028 ~	995	931
Sabre Global, Inc. 5.166% (LIBOR03M + 3.500%) due 12/17/2027 ~	665	625
Scientific Games Holdings LP 4.175% due 04/04/2029	3,350	3,104
Sequa Mezzanine Holdings LLC 8.303% (LIBOR03M + 6.750%) due 11/28/2023 ~	646	643
Signify Health LLC 6.127% (LIBOR03M + 3.250%) due 06/22/2028 ~	744	706
SITEL Worldwide Corp. 6.010% (LIBOR03M + 3.750%) due 08/28/2028 ~	1,290	1,237
Six Flags Theme Parks, Inc. 3.420% (LIBOR03M + 1.750%) due 04/17/2026 ~	449	432
Sophia L.P. 5.500% (LIBOR03M + 3.250%) due 10/07/2027 ~	718	672
Sotera Health Holdings LLC 4.416% (LIBOR03M + 2.750%) due 12/11/2026 ~	500	476
Southwestern Energy Co. 4.704% due 06/22/2027	994	969
Spirit Aerosystems, Inc. 5.416% (LIBOR03M + 3.750%) due 01/15/2025 ~	1,921	1,874
SRS Distribution, Inc.
4.000% - 4.900% due 06/02/2028	1,199	1,107
4.000% - 4.900% (LIBOR03M + 3.500%) due 06/02/2028 ~	1,990	1,831

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2022 (Unaudited)

SS&C Technologies, Inc. 3.875% due 03/22/2029		777	742
Staples, Inc. 6.286% (LIBOR03M + 5.000%) due 04/16/2026 ~		740	646
Starfruit Finco BV 5.250% (LIBOR03M + 3.000%) due 10/01/2025 ~		223	211
Starwood Property Trust, Inc. 4.916% (LIBOR03M + 3.250%) due 07/26/2026 «~		397	384
Surgery Center Holdings, Inc. 4.950% (LIBOR03M + 3.750%) due 08/31/2026 ~		3,017	2,820
Sycamore Buyer LLC TBD% due 09/24/2028		775	740
Taboola.com Ltd. 5.670% (LIBOR03M + 4.000%) due 09/01/2028 «~		993	938
Team Health Holdings, Inc. 4.416% (LIBOR03M + 2.750%) due 02/06/2024 ~		1,402	1,252
Tempo Acquisition LLC 4.525% due 08/31/2028		471	447
TerraForm Power Operating LLC 2.921% due 05/21/2029 «		4,150	4,077
Trans Union LLC 3.916% (LIBOR03M + 2.250%) due 12/01/2028 ~		1,364	1,305
TransDigm, Inc.
3.916% (LIBOR03M + 2.250%) due 08/22/2024 ~		898	867
3.916% (LIBOR03M + 2.250%) due 12/09/2025 ~		4,714	4,488
U.S. Renal Care, Inc.
6.688% (LIBOR03M + 5.000%) due 06/26/2026 ~		1,144	788
7.188% (LIBOR03M + 5.500%) due 06/26/2026 «~		223	156
Ultimate Software Group, Inc. 4.212% (LIBOR03M + 3.250%) due 05/04/2026 ~		1,468	1,383
United Airlines, Inc. 5.150% - 5.392% (LIBOR03M + 3.750%) due 04/21/2028 ~		362	337
United Talent Agency LLC 6.196% (LIBOR03M + 4.000%) due 07/07/2028 «~		647	603
Univision Communications, Inc.
4.416% (LIBOR03M + 2.750%) due 03/15/2024 ~		762	749
6.254% due 06/08/2029		4,600	4,407
USI, Inc.
5.250% (LIBOR03M + 3.000%) due 05/16/2024 ~		997	957
5.500% (LIBOR03M + 3.250%) due 12/02/2026 ~		1,737	1,648
Verscend Holding Corp. 5.666% (LIBOR03M + 4.000%) due 08/27/2025 ~		1,572	1,508
Vertical U.S. Newco, Inc. 4.000% - 5.175% (LIBOR03M + 3.500%) due 07/30/2027 ~		411	387
VFH Parent LLC 4.434% due 01/13/2029		1,000	949
Viad Corp. 6.666% (LIBOR03M + 5.000%) due 07/30/2028 «~		1,414	1,329
Victoria's Secret & Co. 4.536% - 4.650% (LIBOR03M + 3.250%) due 08/02/2028 ~		50	48
Voyage Australia Pty. Ltd. 4.563% (LIBOR03M + 3.500%) due 07/20/2028 ~		99	94
Welbilt, Inc. 4.166% (LIBOR03M + 2.500%) due 10/23/2025 ~		1,615	1,595
Whatabrands LLC 4.916% (LIBOR03M + 3.250%) due 08/03/2028 ~		373	350
White Cap Buyer LLC 5.275% due 10/19/2027		1,831	1,688
WOOF Holdings, Inc. 5.813% (LIBOR03M + 3.750%) due 12/21/2027 «~		1,086	1,018
Xplornet Communications, Inc. 5.666% (LIBOR03M + 4.000%) due 10/02/2028 ~		149	136
Zayo Group Holdings, Inc.
4.666% (LIBOR03M + 3.000%) due 03/09/2027 ~		1,899	1,705
5.775% due 03/09/2027		1,696	1,569
Ziggo Financing Partnership BV 3.824% (LIBOR03M + 2.500%) due 04/30/2028 ~		381	356
Zurn Holdings, Inc. 3.916% (LIBOR03M + 2.250%) due 10/04/2028 ~		997	983

Total Loan Participations and Assignments (Cost $252,212)			237,210

CORPORATE BONDS & NOTES 32.3%
BANKING & FINANCE 6.4%
Allied Universal Holdco LLC
4.625% due 06/01/2028		700	574
6.625% due 07/15/2026		2,200	2,023
Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	300	187
8.000% due 01/22/2030 •		700	470
8.500% due 09/10/2030 •		400	277
10.500% due 07/23/2029		100	73
Curo Group Holdings Corp. 7.500% due 08/01/2028		$1,925	1,214

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2022 (Unaudited)

Diversified Healthcare Trust 9.750% due 06/15/2025		1,650	1,630
Ford Motor Credit Co. LLC
0.346% due 12/01/2024 •	EUR	400	391
1.355% due 02/07/2025		400	373
2.300% due 02/10/2025		$500	450
3.375% due 11/13/2025		200	181
3.664% due 09/08/2024		2,400	2,274
5.125% due 06/16/2025		400	383
5.584% due 03/18/2024		400	399
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		1,600	1,513
Freedom Mortgage Corp.
6.625% due 01/15/2027		2,400	1,782
7.625% due 05/01/2026		350	273
HAT Holdings LLC 3.375% due 06/15/2026		525	453
Jefferson Capital Holdings LLC 6.000% due 08/15/2026		75	66
Ladder Capital Finance Holdings LLLP 5.250% due 10/01/2025		2,200	1,995
LFS Topco LLC 5.875% due 10/15/2026		100	79
OneMain Finance Corp.
3.500% due 01/15/2027		2,475	1,983
7.125% due 03/15/2026		900	834
Oxford Finance LLC 6.375% due 02/01/2027		200	192
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		800	589
5.375% due 10/15/2025		2,200	1,921
RLJ Lodging Trust LP 3.750% due 07/01/2026		100	87
Signa Development Finance SCS 5.500% due 07/23/2026	EUR	1,000	772
Sitka Holdings LLC 6.750% due 07/06/2026 •		$1,050	1,016
Starwood Property Trust, Inc. 3.625% due 07/15/2026		500	425

			24,879

INDUSTRIALS 23.8%
Ahead DB Holdings LLC 6.625% due 05/01/2028		600	498
Air Canada 3.875% due 08/15/2026		1,375	1,166
American Airlines Pass-Through Trust 3.375% due 11/01/2028		260	234
American Airlines, Inc.
5.500% due 04/20/2026		3,875	3,574
5.750% due 04/20/2029		1,300	1,114
Artera Services LLC 9.033% due 12/04/2025		600	485
ATP Tower Holdings LLC 4.050% due 04/27/2026		1,175	973
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,550	1,264
Bombardier, Inc.
7.125% due 06/15/2026		1,250	1,035
7.500% due 03/15/2025		953	864
Buckeye Partners LP 4.125% due 03/01/2025		900	835
Caesars Entertainment, Inc. 6.250% due 07/01/2025		2,200	2,128
Cedar Fair LP 5.500% due 05/01/2025		700	681
Chesapeake Energy Corp. 5.500% due 02/01/2026		850	811
Cinemark USA, Inc.
5.250% due 07/15/2028 (e)		800	644
5.875% due 03/15/2026		250	223
Clarios Global LP 6.250% due 05/15/2026		700	675
Cleveland-Cliffs, Inc. 6.750% due 03/15/2026		300	298
Clydesdale Acquisition Holdings, Inc. 6.625% due 04/15/2029		100	94
CommScope, Inc. 6.000% due 03/01/2026		1,800	1,661
Community Health Systems, Inc. 8.000% due 03/15/2026		2,500	2,284
DCP Midstream Operating LP 5.375% due 07/15/2025		1,100	1,072
Delta Air Lines, Inc. 7.375% due 01/15/2026		166	166

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2022 (Unaudited)

Diamond Sports Group LLC 5.375% due 08/15/2026		600	151
DirecTV Financing LLC 5.875% due 08/15/2027		300	257
DISH DBS Corp. 5.250% due 12/01/2026		7,000	5,500
Energizer Holdings, Inc. 6.500% due 12/31/2027		100	88
EnLink Midstream Partners LP 4.850% due 07/15/2026		800	739
EQM Midstream Partners LP 6.000% due 07/01/2025		368	354
Hudbay Minerals, Inc. 4.500% due 04/01/2026		300	251
iHeartCommunications, Inc. 6.375% due 05/01/2026		3,000	2,784
IRB Holding Corp. 7.000% due 06/15/2025		900	882
Jaguar Land Rover Automotive PLC 4.500% due 01/15/2026	EUR	1,200	1,042
LABL, Inc. 6.750% due 07/15/2026		$2,900	2,615
Legacy LifePoint Health LLC 6.750% due 04/15/2025		300	290
Mclaren Finance PLC 7.500% due 08/01/2026		200	149
MEG Energy Corp. 7.125% due 02/01/2027		400	404
MGM Resorts International 4.625% due 09/01/2026		1,500	1,334
MoneyGram International, Inc. 5.375% due 08/01/2026		200	191
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		3,225	2,879
NCL Corp. Ltd. 5.875% due 02/15/2027		1,100	943
Nidda Healthcare Holding GmbH 3.500% due 09/30/2024	EUR	2,200	2,047
Northriver Midstream Finance LP 5.625% due 02/15/2026		$300	272
NuStar Logistics LP 6.000% due 06/01/2026		3,400	3,185
Occidental Petroleum Corp. 5.550% due 03/15/2026		2,300	2,288
Outfront Media Capital LLC 6.250% due 06/15/2025		300	285
Owens & Minor, Inc. 6.625% due 04/01/2030		200	183
Pactiv LLC 7.950% due 12/15/2025		600	532
Photo Holdings Merger Sub, Inc. 8.500% due 10/01/2026		400	303
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		3,300	2,827
Prime Security Services Borrower LLC 5.750% due 04/15/2026		1,200	1,121
Radiate Holdco LLC 4.500% due 09/15/2026		1,800	1,555
Range Resources Corp.
4.750% due 02/15/2030		100	90
4.875% due 05/15/2025		900	879
Rattler Midstream LP 5.625% due 07/15/2025		200	200
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		500	487
Resolute Forest Products, Inc. 4.875% due 03/01/2026		2,200	1,994
Rockies Express Pipeline LLC 3.600% due 05/15/2025		600	545
Rolls-Royce PLC 3.625% due 10/14/2025		1,500	1,339
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025		805	829
Sabre Global, Inc.
7.375% due 09/01/2025		400	372
9.250% due 04/15/2025		1,900	1,835
Sigma Holdco BV 7.875% due 05/15/2026		1,575	897
Sirius XM Radio, Inc. 3.125% due 09/01/2026		450	403
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		1,400	1,315
Staples, Inc. 7.500% due 04/15/2026		1,975	1,643
Studio City Finance Ltd. 5.000% due 01/15/2029		1,900	984

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2022 (Unaudited)

Summer BC Bidco B LLC 5.500% due 10/31/2026	700	628
Sunnova Energy Corp. 5.875% due 09/01/2026	100	87
Tenet Healthcare Corp. 4.875% due 01/01/2026	3,000	2,770
Travel & Leisure Co. 6.625% due 07/31/2026	3,600	3,420
Triumph Group, Inc. 6.250% due 09/15/2024	2,800	2,501
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026	3,200	2,870
United Airlines, Inc. 4.375% due 04/15/2026	1,550	1,371
USA Compression Partners LP 6.875% due 04/01/2026	700	638
Viking Cruises Ltd. 13.000% due 05/15/2025	1,450	1,488
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 «(a)	1,951	1,851
Wynn Las Vegas LLC
5.250% due 05/15/2027	100	86
5.500% due 03/01/2025	1,800	1,651
Wynn Resorts Finance LLC 7.750% due 04/15/2025	300	292

		91,695

UTILITIES 2.1%
Antero Midstream Partners LP 7.875% due 05/15/2026	200	200
Blue Racer Midstream LLC 7.625% due 12/15/2025	1,000	947
CrownRock LP 5.625% due 10/15/2025	1,800	1,697
Endeavor Energy Resources LP 6.625% due 07/15/2025	2,300	2,315
Genesis Energy LP 6.500% due 10/01/2025	1,300	1,201
Iliad Holding SASU 6.500% due 10/15/2026	525	473
NGL Energy Operating LLC 7.500% due 02/01/2026	1,200	1,084
Tallgrass Energy Partners LP 7.500% due 10/01/2025	200	194

		8,111

Total Corporate Bonds & Notes (Cost $144,141)		124,685

	SHARES
COMMON STOCKS 0.0%
REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(b)	52,605	0

Total Common Stocks (Cost $93)		0

WARRANTS 0.0%
FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «	252	0

Total Warrants (Cost $33)		0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.3%
U.S. TREASURY BILLS 4.3%
0.983% due 07/12/2022 - 01/26/2023 (c)(d)	16,700	16,489

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $16,614)		16,489

Total Investments in Securities (Cost $413,093)		378,384

	SHARES
INVESTMENTS IN AFFILIATES 4.2%
SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short-Term Floating NAV Portfolio III	1,643,829	15,952

Total Short-Term Instruments (Cost $15,957)		15,952

Total Investments in Affiliates (Cost $15,957)		15,952

Total Investments 102.3% (Cost $429,050)		$394,336
Financial Derivative Instruments (f)(g) 0.0%(Cost or Premiums, net $1)		191
Other Assets and Liabilities, net (2.3)%		(8,875)

Net Assets 100.0%		$385,652

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

JML	1.300%	06/17/2022	07/29/2022	$(554)	$(555)

Total Reverse Repurchase Agreements	$(555)

(e)	Securities with an aggregate market value of $644 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(584) at a weighted average interest rate of 0.513%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.000%	Annual	06/15/2027	$2,700	$112	$112	$224	$0	$(15)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026	7,800	(39)	627	588	0	(38)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031	3,800	(72)	484	412	0	(27)

Total Swap Agreements	$1	$1,223	$1,224	$0	$(80)

Cash of $829 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	07/2022	$9,744	EUR	9,264	$0	$(36)
08/2022	EUR	9,264	$9,762	35	0
HUS	07/2022	$1,010	EUR	961	0	(3)
SOG	07/2022	EUR	10,225	$10,990	275	0

Total Forward Foreign Currency Contracts	$310	$(39)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$206,915	$30,295	$237,210
Corporate Bonds & Notes
Banking & Finance	0	24,879	0	24,879
Industrials	0	89,844	1,851	91,695
Utilities	0	8,111	0	8,111
Short-Term Instruments
U.S. Treasury Bills	0	16,489	0	16,489

$0	$346,238	$32,146	$378,384
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,952	$0	$0	$15,952

Total Investments	$15,952	$346,238	$32,146	$394,336

Financial Derivative Instruments - Assets
Over the counter	$0	$310	$0	$310

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(80)	0	(80)
Over the counter	0	(39)	0	(39)

$0	$(119)	$0	$(119)

Total Financial Derivative Instruments	$0	$191	$0	$191

Totals	$15,952	$346,429	$32,146	$394,527

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$22,000	$6,706	$(5,036)	$5	$44	$(1,143)	$13,030	$(5,311)	$30,295	$(790)
Corporate Bonds & Notes
Industrials	2,045	8	0	0	0	(202)	0	0	1,851	(202)
Common Stocks Real Estate	5	0	0	0	0	(5)	0	0	0	-5

Totals	$24,050	$6,714	$(5,036)	$5	$44	$(1,350)	$13,030	$(5,311)	$32,146	$(997)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$30,295	Third Party Vendor	Broker Quote	69.750 - 98.250	94.201
Corporate Bonds & Notes
Industrials	1,851	Discounted Cash Flow	Discount Rate	12.080	-

Total	$32,146

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration ESG Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.8% ¤
CORPORATE BONDS & NOTES 35.4%
BANKING & FINANCE 24.7%
Asian Development Bank
1.875% due 08/10/2022		$800	$800
4.700% due 03/12/2024	MXN	41,000	1,862
6.000% due 02/05/2026	BRL	11,000	1,805
6.550% due 01/26/2025	ZAR	32,000	1,910
Australia & New Zealand Banking Group Ltd. 0.625% due 02/21/2023	EUR	400	419
AvalonBay Communities, Inc. 1.900% due 12/01/2028		$3,300	2,873
Banco Santander Chile 2.700% due 01/10/2025		2,400	2,300
Bank of America Corp.
0.981% due 09/25/2025 •		1,700	1,575
1.486% due 05/19/2024 •		2,100	2,053
1.530% due 12/06/2025 •		1,200	1,118
Bank of Nova Scotia
0.650% due 07/31/2024		2,400	2,252
2.375% due 01/18/2023		2,700	2,691
Barclays PLC 2.852% due 05/07/2026 •		900	851
BNP Paribas SA 3.500% due 03/01/2023		1,000	998
Canadian Imperial Bank of Commerce 0.950% due 10/23/2025		1,300	1,174
Citigroup, Inc.
1.281% due 11/03/2025 •		2,200	2,044
1.669% (SOFRRATE + 0.694%) due 01/25/2026 ~(e)		1,100	1,063
2.014% due 01/25/2026 •(e)		1,100	1,032
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		2,400	2,141
1.106% due 02/24/2027 •		1,400	1,237
CPI Property Group SA 2.750% due 05/12/2026	EUR	2,600	2,428
Credit Agricole SA 2.204% (US0003M + 1.020%) due 04/24/2023 ~		$1,900	1,900
CTP NV 0.625% due 09/27/2026	EUR	1,100	921
Digital Dutch Finco BV 0.625% due 07/15/2025		2,000	1,933
Equinix, Inc.
1.000% due 09/15/2025		$3,000	2,691
1.550% due 03/15/2028		1,300	1,095
Equitable Financial Life Global Funding
0.800% due 08/12/2024		1,500	1,401
1.300% due 07/12/2026		1,700	1,508
Equitable Holdings, Inc. 3.900% due 04/20/2023		780	784
European Bank for Reconstruction & Development 1.625% due 09/27/2024		2,800	2,715
Federal Realty OP LP 1.250% due 02/15/2026		2,100	1,881
Five Corners Funding Trust 4.419% due 11/15/2023		1,200	1,207
HAT Holdings LLC 3.375% due 06/15/2026		1,700	1,466
Healthpeak Properties, Inc. 2.125% due 12/01/2028		3,000	2,594
Host Hotels & Resorts LP 3.375% due 12/15/2029		2,100	1,780
HSBC Holdings PLC 3.033% due 11/22/2023 •		1,700	1,693
ING Groep NV 1.400% due 07/01/2026 •		3,100	2,819
International Bank for Reconstruction & Development
2.250% due 01/17/2023	CAD	2,800	2,169
5.310% due 02/05/2026	ZAR	26,000	1,451
International Finance Corp. 8.000% due 10/09/2023	IDR	29,000,000	2,009
Intesa Sanpaolo SpA 0.750% due 12/04/2024	EUR	2,000	2,011

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2022 (Unaudited)

JPMorgan Chase & Co.
0.563% due 02/16/2025 •		$400	377
0.653% due 09/16/2024 •		2,800	2,685
0.768% due 08/09/2025 •		1,700	1,578
Kreditanstalt fuer Wiederaufbau 2.000% due 09/29/2022		4,400	4,399
Metropolitan Life Global Funding 0.950% due 07/02/2025		2,000	1,841
Mizuho Financial Group, Inc.
1.763% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	1,100	763
3.922% due 09/11/2024 •		$900	898
National Australia Bank Ltd. 0.350% due 09/07/2022	EUR	300	314
Natwest Group PLC 2.359% due 05/22/2024 •		$2,300	2,260
Norinchukin Bank 1.284% due 09/22/2026		2,200	1,957
OneMain Finance Corp. 3.500% due 01/15/2027		1,600	1,282
Pacific Life Global Funding II 1.375% due 04/14/2026		1,900	1,713
Perusahaan Penerbit SBSN Indonesia 2.300% due 06/23/2025		900	855
Reliance Standard Life Global Funding 2.625% due 07/22/2022		900	900
Shinhan Financial Group Co. Ltd. 1.350% due 01/10/2026		2,800	2,576
Shriram Transport Finance Co. Ltd. 4.400% due 03/13/2024		1,700	1,570
SL Green Operating Partnership LP 3.250% due 10/15/2022		900	898
Standard Chartered PLC 1.214% due 03/23/2025 •		4,300	4,057
Sumitomo Mitsui Trust Bank Ltd. 2.800% due 03/10/2027		2,300	2,159
Svenska Handelsbanken AB 3.900% due 11/20/2023		900	904
UBS AG 7.625% due 08/17/2022 (d)		1,900	1,906
Unibail-Rodamco-Westfield SE 1.000% due 03/14/2025	EUR	300	295
UniCredit SpA 7.830% due 12/04/2023		$1,200	1,243

			108,084

INDUSTRIALS 3.7%
Apple, Inc. 2.850% due 02/23/2023		1,200	1,201
Danone SA 2.947% due 11/02/2026		872	837
Discovery Communications LLC 2.950% due 03/20/2023		1,300	1,291
International Flavors & Fragrances, Inc. 3.200% due 05/01/2023		1,000	997
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		1,012	807
Komatsu Finance America, Inc. 2.437% due 09/11/2022		500	499
MercadoLibre, Inc. 2.375% due 01/14/2026		1,400	1,210
RELX Capital, Inc. 3.500% due 03/16/2023		2,400	2,397
Tesco Corporate Treasury Services PLC 2.500% due 07/01/2024	EUR	1,300	1,360
Weir Group PLC 2.200% due 05/13/2026		$4,000	3,522
Wipro IT Services LLC 1.500% due 06/23/2026		2,300	2,068

			16,189

UTILITIES 7.0%
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		2,300	2,208
AES Corp. 1.375% due 01/15/2026		2,100	1,855
Avangrid, Inc.
3.150% due 12/01/2024		2,200	2,151
3.200% due 04/15/2025		1,200	1,168
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		900	853
Continuum Energy Levanter Pte Ltd. 4.500% due 02/09/2027		1,973	1,559
Electricite de France SA 3.625% due 10/13/2025		500	492

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2022 (Unaudited)

Enel Finance International NV
1.375% due 07/12/2026	1,500	1,318
2.650% due 09/10/2024	2,100	2,036
4.250% due 06/15/2025	2,200	2,179
Eversource Energy 0.800% due 08/15/2025	2,400	2,169
Greenko Power Ltd. 4.300% due 12/13/2028	1,271	1,018
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025	1,600	1,504
5.950% due 07/29/2026	1,400	1,251
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022	2,200	2,198
India Clean Energy Holdings 4.500% due 04/18/2027	900	658
India Green Energy Holdings 5.375% due 04/29/2024	500	468
India Green Power Holdings 4.000% due 02/22/2027	2,700	2,116
Leeward Renewable Energy Operations LLC 4.250% due 07/01/2029	1,100	880
ReNew Wind Energy AP2 4.500% due 07/14/2028	1,200	941
Southern Power Co. 0.900% due 01/15/2026	2,000	1,789

		30,811

Total Corporate Bonds & Notes (Cost $168,668)		155,084

MUNICIPAL BONDS & NOTES 2.0%
CALIFORNIA 1.4%
California Health Facilities Financing Authority Revenue Notes, Series 2019 2.020% due 06/01/2024	3,000	2,920
California Health Facilities Financing Authority Revenue Notes, Series 2020 1.168% due 06/01/2026	1,000	909
California Municipal Finance Authority Revenue Notes, Series 2020 1.605% due 11/01/2023	1,000	978
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
1.949% due 11/01/2022	695	694
1.982% due 11/01/2023	740	729

		6,230

CONNECTICUT 0.3%
Connecticut State General Obligation Notes, Series 2020 2.500% due 07/01/2022	1,300	1,300

NEW YORK 0.3%
New York City Housing Development Corp. Revenue Notes, Series 2021
0.517% due 11/01/2024	100	93
0.823% due 05/01/2025	225	208
0.923% due 11/01/2025	250	229
1.023% due 05/01/2026	650	587
1.123% due 11/01/2026	250	224

		1,341

Total Municipal Bonds & Notes (Cost $9,210)		8,871

U.S. GOVERNMENT AGENCIES 16.2%
Fannie Mae
0.700% due 07/30/2025	8,200	7,606
1.000% due 01/25/2043	7	6
1.356% due 09/25/2042 •	32	32
1.524% due 07/01/2042 •	7	7
1.565% due 11/01/2034 •	2	2
1.574% due 09/01/2041 •	18	18
1.875% due 11/01/2035 •	7	7
1.952% due 07/01/2035 •	1	1
2.032% due 08/01/2035 •	24	25
2.137% due 11/01/2035 •	3	3
3.223% due 08/01/2029 •	4	4
3.315% due 05/01/2035 •	1	1
3.500% due 02/25/2043 (a)	346	30
4.898% due 12/25/2042 ~	3	3
5.000% due 01/25/2040 - 07/25/2040	115	120
5.750% due 10/25/2035	5	5
5.951% due 02/01/2031 •	2	2
Freddie Mac
0.650% due 10/22/2025 - 10/27/2025	8,200	7,532
0.680% due 08/06/2025	8,200	7,630
0.800% due 10/28/2026	1,700	1,528
0.826% due 02/25/2031	3,592	3,145

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2022 (Unaudited)

1.200% (US0001M + 0.400%) due 12/15/2042 ~		521	515
1.256% due 09/25/2030 ~(a)		13,976	1,035
1.524% due 02/25/2045 •		14	15
2.000% due 11/15/2026		108	106
2.034% due 10/15/2037 •		29	30
2.363% due 08/01/2035 •		13	13
2.700% due 08/01/2023		3,546	3,544
2.789% due 07/01/2035 •		4	4
2.875% due 04/25/2026		1,900	1,871
2.939% due 04/25/2029		1,900	1,842
3.036% due 06/01/2035 •		13	14
4.000% due 06/01/2048		433	434
5.000% due 10/01/2033		3	3
6.500% due 07/25/2043		39	43
7.562% due 08/15/2044 •		134	146
Ginnie Mae
0.898% due 06/20/2065 •		164	163
1.253% due 04/20/2065 •		97	96
1.263% due 02/20/2067 •		406	403
1.303% (US0001M + 0.500%) due 07/20/2067 ~		766	760
1.362% (US0001M + 0.300%) due 10/20/2043 ~		365	361
1.383% due 05/20/2066 •		104	104
1.403% due 04/20/2065 •		128	127
1.433% due 03/20/2065 •		617	611
1.453% due 11/20/2065 •		270	269
1.523% due 02/20/2066 •		286	285
1.573% due 10/20/2066 •		520	518
1.875% due 06/20/2027 •		3	3
2.000% due 05/20/2030 •		7	7
2.625% due 02/20/2032 •		4	4
3.379% (US0012M + 0.750%) due 06/20/2067 ~		705	704
3.500% due 05/20/2049 - 08/20/2049		2,112	2,068
4.000% due 06/20/2048		707	708
Uniform Mortgage-Backed Security
2.500% due 07/01/2050		2,009	1,817
3.000% due 04/01/2052		9,657	9,015
4.000% due 08/01/2047 - 08/01/2048		710	712
5.500% due 01/01/2025 - 02/01/2028		27	27
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2052		2,800	2,609
3.500% due 08/01/2052		1,100	1,057
4.000% due 04/01/2052		4,400	4,333
4.500% due 08/01/2052		6,800	6,813

Total U.S. Government Agencies (Cost $74,485)			70,896

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
2.875% due 05/15/2032		200	198

Total U.S. Treasury Obligations (Cost $192)			198

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.7%
Banc of America Funding Trust 2.966% due 05/25/2035 ~		73	71
Banc of America Mortgage Trust
2.560% due 08/25/2034 ~		27	27
3.662% due 03/25/2033 ~		81	78
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033		2,200	2,130
Bear Stearns Adjustable Rate Mortgage Trust
2.086% due 01/25/2034 ~		3	3
Bear Stearns ALT-A Trust
2.752% due 05/25/2035 ~		23	22
3.074% due 09/25/2035 ^~		7	5
Beast Mortgage Trust 2.374% due 03/15/2036 •		1,500	1,451
Beneria Cowen & Pritzer Collateral Funding Corp. 2.123% due 06/15/2038 •		2,200	2,117
BSREP Commercial Mortgage Trust 2.275% due 08/15/2038 •		3,700	3,560
Citigroup Mortgage Loan Trust
1.694% (US0001M + 0.070%) due 01/25/2037 ~		27	25
2.470% due 10/25/2035 •		2	2
3.950% due 05/25/2035 •		2	2
Countrywide Home Loan Mortgage Pass-Through Trust
1.991% due 02/20/2036 ^•		30	29
2.520% due 02/20/2035 ~		4	4
2.711% due 11/25/2034 ~		14	13
DROP Mortgage Trust 2.470% (US0001M + 1.150%) due 10/15/2043 ~		2,200	2,127
Eurosail PLC 2.540% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	741	888
Extended Stay America Trust
2.405% due 07/15/2038 •		$1,491	1,456
2.405% (US0001M + 1.080%) due 07/15/2038 ~		2,286	2,232

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2022 (Unaudited)

First Horizon Alternative Mortgage Securities Trust 3.219% due 01/25/2035 ~		69	69
FirstMac Mortgage Funding Trust
1.860% due 03/08/2049 •	AUD	125	86
2.110% due 03/08/2049 •		800	552
GCT Commercial Mortgage Trust 2.124% due 02/15/2038 •		$1,700	1,648
Gemgarto PLC 1.355% (SONIO/N + 0.590%) due 12/16/2067 ~	GBP	1,568	1,891
GMAC Mortgage Corp. Loan Trust 3.589% due 11/19/2035 ~		$4	4
Great Hall Mortgages PLC 2.193% due 06/18/2039 •		68	66
GS Mortgage-Backed Securities Trust 2.500% due 08/25/2052 ~		1,177	1,008
GSR Mortgage Loan Trust
2.668% due 11/25/2035 ~		24	22
2.938% due 09/25/2035 ~		20	19
3.037% due 06/25/2034 ~		7	6
JP Morgan Chase Commercial Mortgage Securities Trust
2.084% due 06/15/2038 •		2,200	2,094
2.124% (US0001M + 0.800%) due 04/15/2038 ~		2,268	2,192
JP Morgan Mortgage Trust 5.750% due 01/25/2036 ^		21	12
Morgan Stanley Capital Trust
2.224% due 07/15/2035 •		2,800	2,717
2.493% due 12/15/2023 •		1,100	1,061
One New York Plaza Trust 2.274% due 01/15/2036 •		2,200	2,135
Prime Mortgage Trust 2.024% (US0001M + 0.400%) due 02/25/2034 ~		1	1
Residential Mortgage Securities PLC 2.040% due 06/20/2070 •	GBP	888	1,078
SFO Commercial Mortgage Trust 2.474% due 05/15/2038 •		$2,200	2,106
Starwood Mortgage Trust
2.182% due 11/15/2036 •		1,840	1,761
2.374% due 04/15/2034 •		2,300	2,235
Structured Adjustable Rate Mortgage Loan Trust
1.876% due 01/25/2035 ^•		28	24
2.543% due 02/25/2034 ~		16	15
Structured Asset Mortgage Investments Trust
1.884% (US0001M + 0.260%) due 03/25/2037 ~		45	16
2.095% due 07/19/2035 •		7	7
2.184% (US0001M + 0.560%) due 02/25/2036 ^~		13	12
SUMIT Mortgage Trust
2.789% due 02/12/2041		1,800	1,606
2.850% due 02/12/2041		300	255
Towd Point Mortgage Funding 1.361% due 07/20/2045 •	GBP	1,798	2,186
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~		490	595
VASA Trust 2.224% due 07/15/2039 •		$2,900	2,774
WaMu Mortgage Pass-Through Certificates Trust
1.876% (12MTA + 1.400%) due 06/25/2042 ~		4	4
2.164% due 12/25/2045 •		7	7
2.204% due 10/25/2045 •		42	40
2.364% due 11/25/2034 •		25	24

Total Non-Agency Mortgage-Backed Securities (Cost $48,946)			46,570

ASSET-BACKED SECURITIES 4.9%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.734% due 03/25/2035 •		1,300	1,273
Bear Stearns Asset-Backed Securities Trust 2.624% due 10/25/2037 •		10	10
College Avenue Student Loans LLC 2.824% due 12/26/2047 •		2,794	2,727
Countrywide Asset-Backed Certificates Trust 2.044% due 01/25/2045 •		91	90
Countrywide Asset-Backed Certificates Trust, Inc. 2.364% due 12/25/2034 •		1,078	1,031
Edsouth Indenture LLC 2.774% due 09/25/2040 •		22	22
FHF Trust 3.100% due 09/15/2025		1,100	1,087
First Help Financial LLC 4.430% due 01/18/2028		2,162	2,140
GE-WMC Mortgage Securities Trust 1.704% due 08/25/2036 •		2	1
GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048		2,092	1,807
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		966	827

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2022 (Unaudited)

Massachusetts Educational Financing Authority 2.134% due 04/25/2038 •		12	12
Morgan Stanley ABS Capital, Inc. Trust 1.724% due 07/25/2036 •		9	4
Mosaic Solar Loan Trust 2.640% due 01/20/2053		2,129	1,921
NovaStar Mortgage Funding Trust 1.944% due 05/25/2036 •		132	129
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.184% due 12/25/2035 •		27	26
Securitized Asset-Backed Receivables LLC Trust 1.744% (US0001M + 0.120%) due 12/25/2036 ^~		42	12
Service Experts Issuer 2.670% due 02/02/2032		1,282	1,184
SLC Student Loan Trust 1.939% (US0003M + 0.110%) due 03/15/2027 ~		12	12
SLM Student Loan Trust
1.304% due 01/25/2027 •		58	57
1.334% due 10/25/2029 •		180	178
Structured Asset Investment Loan Trust
2.329% due 03/25/2034 •		62	59
2.599% (US0001M + 0.975%) due 10/25/2033 ~		3	3
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		2,365	2,147
Sunrun Demeter Issuer 2.270% due 01/30/2057		3,039	2,556
Tricolor Auto Securitization Trust
0.740% due 04/15/2024		641	638
3.300% due 02/18/2025		1,581	1,568

Total Asset-Backed Securities (Cost $22,800)			21,521

SOVEREIGN ISSUES 3.3%
Development Bank of Japan, Inc. 0.875% due 10/10/2025	EUR	680	693
Hong Kong Government International Bond 2.500% due 05/28/2024		$1,800	1,778
Israel Government International Bond 0.750% due 07/31/2022	ILS	3,500	1,002
Korea Development Bank
0.500% due 10/27/2023		$2,100	2,026
4.800% due 06/10/2023	IDR	35,000,000	2,335
Korea Government International Bond 2.000% due 06/19/2024		$1,200	1,172
Mexico Government International Bond 1.350% due 09/18/2027	EUR	1,700	1,574
Province of Quebec 2.450% due 03/01/2023	CAD	3,000	2,325
Serbia Government International Bond 1.000% due 09/23/2028	EUR	1,900	1,455

Total Sovereign Issues (Cost $16,020)			14,360

SHORT-TERM INSTRUMENTS 29.2%
REPURCHASE AGREEMENTS (f) 18.3%			80,227

ISRAEL TREASURY BILLS 2.9%
0.227% due 07/06/2022 - 04/05/2023 (b)(c)	ILS	43,600	12,440

JAPAN TREASURY BILLS 1.5%
(0.102)% due 07/04/2022 - 09/12/2022 (b)(c)	JPY	913,300	6,732

U.S. TREASURY BILLS 6.5%
0.826% due 07/12/2022 - 08/09/2022 (b)(c)		$28,400	28,381

Total Short-Term Instruments (Cost $129,053)			127,780

Total Investments in Securities (Cost $469,374)			445,280

Total Investments 101.8% (Cost $469,374)			$445,280
Financial Derivative Instruments (g)(h) 0.4%(Cost or Premiums, net $3,589)			1,675
Other Assets and Liabilities, net (2.2)%			(9,388)

Net Assets 100.0%			$437,567

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Contingent convertible security.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	1.669%	01/25/2026	01/18/2022	$1,100	$1,063	0.24%
Citigroup, Inc.	2.014	01/25/2026	01/18/2022	1,100	1,032	0.24

$2,200	$2,095	0.48%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$627	U.S. Treasury Notes 3.000% due 06/30/2024	$(640)	$627	$627
JPS	1.400	06/30/2022	07/01/2022	79,600	U.S. Treasury Bonds 2.000% due 08/15/2051	(81,594)	79,600	79,603

Total Repurchase Agreements	$(82,234)	$80,227	$80,230

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (7.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2052	$6,900	$(5,983)	$(5,984)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2052	1,300	(1,189)	(1,169)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2052	6,600	(5,932)	(5,930)
Uniform Mortgage-Backed Security, TBA	3.000	07/01/2052	10,800	(9,815)	(10,062)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2052	11,700	(11,052)	(11,242)

Total Short Sales (7.9)%	$(33,971)	$(34,387)

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar December 2023 Futures	$96.500	12/18/2023	115	$288	$(168)	$(168)

Total Written Options	$(168)	$(168)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2024	64	$15,523	$(213)	$34	$0
Euro-Bund 10-Year Bond September Futures	09/2022	25	3,898	123	94	0
U.S. Treasury 2-Year Note September Futures	09/2022	862	181,033	(193)	485	0

$(283)	$613	$0

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond September Futures	09/2022	122	$(15,741)	$(683)	$0	$(375)
Japan Government 10-Year Bond September Futures	09/2022	3	(3,286)	11	0	(3)
U.S. Treasury 5-Year Note September Futures	09/2022	313	(35,134)	47	0	(220)
U.S. Treasury 10-Year Note September Futures	09/2022	142	(16,831)	(181)	0	(144)
U.S. Treasury 30-Year Bond September Futures	09/2022	46	(6,377)	46	0	(78)
United Kingdom Long Gilt September Futures	09/2022	31	(4,301)	155	0	(69)

$(605)	$0	$(889)

Total Futures Contracts	$(888)	$613	$(889)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Valeo SA	1.000%	Quarterly	06/20/2026	2.759%	EUR	1,000	$(18)	$(49)	$(67)	$0	$(4)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2052	GBP	5,760	$1,973	$243	$2,216	$0	$(171)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024	JPY	1,180,000	17	(27)	(10)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	10,000	1	(1)	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	99,000	0	4	4	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Annual	12/15/2041	160,000	91	52	143	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051	37,000	23	18	41	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.633	Annual	02/08/2052	19,000	0	15	15	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.670	Annual	02/09/2052	34,000	0	24	24	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	280,000	8	126	134	0	(8)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	12/21/2023	$30,200	(5)	3	(2)	39	0
Pay	1-Day USD-SOFR Compounded-OIS	2.200	Annual	06/15/2024	7,100	(13)	(92)	(105)	17	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.530	Annual	06/21/2024	89,300	18	433	451	129	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.400	Annual	12/07/2024	67,300	28	(890)	(862)	100	0

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2022 (Unaudited)

Pay(6)	1-Day USD-SOFR Compounded-OIS	3.130	Annual	06/21/2025		50,000	11	240	251	79	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		7,100	(27)	(179)	(206)	41	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		14,500	2,890	(284)	2,606	0	(131)
Pay(6)	3-Month AUD-BBR-BBSW	4.500	Quarterly	06/20/2024	AUD	21,700	0	82	82	22	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	69,900	(168)	51	(117)	50	0
Pay(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		$36,500	(671)	(162)	(833)	48	0
Pay(6)	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	41,100	3	(143)	(140)	132	0

							$4,179	$(487)	$3,692	$658	$(319)

Total Swap Agreements	$4,161	$(536)	$3,625	$658	$(323)

Cash of $6,060 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.

(1)	Unsettled variation margin liability of $(16) for closed future is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2022	GBP	5,905		$7,466	$278	$0
	07/2022	JPY	360,900		2,966	306	0
	07/2022	ZAR	15,013		978	56	0
	08/2022	EUR	218		229	0	(1)
	08/2022	JPY	114,000		878	36	0
	08/2022		$3,565	EUR	3,375	0	(18)
	08/2022		837	NOK	7,969	0	(27)
BPS	07/2022	AUD	11,009		$7,640	43	(3)
	07/2022	GBP	180		218	0	(1)
	07/2022		$451	GBP	358	0	(15)
	07/2022	ZAR	932		$60	2	0
	08/2022	GBP	5,727		6,959	0	(16)
	08/2022	IDR	12,742,423		864	13	0
	08/2022		$1,709	EUR	1,611	0	(16)
	09/2022	JPY	138,000		$1,033	11	0
BRC	08/2022	IDR	14,019,531		947	11	0
	08/2022		$577	NOK	5,645	0	(3)
	09/2022	JPY	162,000		$1,212	13	0
CBK	07/2022	ILS	3,500		1,093	91	0
	08/2022		3,527		1,101	90	0
	08/2022	NZD	172		107	0	0
	10/2022	ILS	11,100		3,330	130	0
	03/2023		3,681		1,116	44	0
	04/2023		7,542		2,311	109	0
DUB	08/2022	EUR	19,125		20,308	209	0
	10/2022	ILS	5,100		1,598	128	0
	12/2022	ZAR	20,729		1,319	66	0
GLM	07/2022	BRL	10,702		2,154	109	0
	07/2022	MXN	40,922		2,004	0	(28)
	07/2022		$2,059	BRL	10,702	0	(14)
	08/2022	BRL	10,702		$2,043	15	0
	11/2022	ILS	3,400		1,101	119	0
	11/2022	ZAR	2,496		156	4	0
HUS	07/2022	CAD	3,921		3,106	59	0
	07/2022		$7,693	AUD	11,009	12	(106)
	08/2022	AUD	7,701		$5,304	0	(12)
	08/2022	CNH	12,736		1,897	0	(6)
	08/2022	IDR	8,193,756		559	11	0
	08/2022	JPY	419,300		3,120	21	0
	08/2022	NOK	2,415		244	0	(1)
	08/2022		$2,590	JPY	352,300	14	0

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2022 (Unaudited)

05/2023	CNH	6,136	$914	0	(4)
JPM	08/2022	5,600	833	0	(4)
08/2022	IDR	18,625,864	1,266	22	0
08/2022	JPY	29,630	227	8	0
08/2022	NOK	17,840	1,796	0	(16)
08/2022	$513	EUR	490	1	0
09/2022	ILS	9,201	$2,886	241	0
MYI	08/2022	IDR	15,771,396	1,069	16	0
RBC	07/2022	JPY	138,400	1,106	85	0
SCX	08/2022	CNH	22,592	3,372	0	(2)
08/2022	NZD	269	169	1	0
09/2022	ZAR	18,903	1,223	69	0
SOG	08/2022	$886	NOK	8,694	0	(3)
TOR	07/2022	CAD	1,979	$1,543	6	0
07/2022	$2,943	CAD	3,786	4	(5)
08/2022	CAD	3,787	$2,943	5	(4)

Total Forward Foreign Currency Contracts	$2,458	$(305)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.851%	08/04/2022	1,200	$13	$14

Total Purchased Options	$13	$14

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC AUD versus USD	$0.722	07/08/2022	2,990	$(16)	$0
BRC	Call - OTC AUD versus USD	0.738	08/11/2022	1,100	(6)	(1)

$(22)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088%	11/03/2023	3,800	$(28)	$(31)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	3,800	(28)	(19)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	2,600	(10)	(11)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	2,600	(9)	(8)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	7,700	(60)	(56)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	7,700	(60)	(50)

$(195)	$(175)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	$99.141	07/07/2022	645	$(4)	$(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.625	08/04/2022	2,400	(13)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.820	08/04/2022	4,300	(26)	(22)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.367	08/04/2022	2,200	(14)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.750	08/04/2022	2,400	(11)	(12)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.828	08/04/2022	1,100	(3)	(6)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	92.656	08/04/2022	1,000	(9)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	93.098	08/04/2022	3,300	(26)	(31)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	98.344	08/04/2022	2,000	(10)	(14)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2022 (Unaudited)

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 07/01/2052	96.000	07/07/2022	2,200	(12)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	97.305	07/07/2022	2,500	(16)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	1,155	(8)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.078	07/07/2022	1,100	(5)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.773	08/04/2022	4,300	(11)	(21)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.867	08/04/2022	4,500	(12)	(24)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2052	100.938	08/04/2022	6,500	(20)	(18)

$(200)	$(191)

Total Written Options	$(417)	$(367)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$108,084	$0	$108,084
Industrials	0	16,189	0	16,189
Utilities	0	30,811	0	30,811
Municipal Bonds & Notes
California	0	6,230	0	6,230
Connecticut	0	1,300	0	1,300
New York	0	1,341	0	1,341
U.S. Government Agencies	0	70,896	0	70,896
U.S. Treasury Obligations	0	198	0	198
Non-Agency Mortgage-Backed Securities	0	46,570	0	46,570
Asset-Backed Securities	0	21,521	0	21,521
Sovereign Issues	0	14,360	0	14,360
Short-Term Instruments
Repurchase Agreements	0	80,227	0	80,227
Israel Treasury Bills	0	12,440	0	12,440
Japan Treasury Bills	0	6,732	0	6,732
U.S. Treasury Bills	0	28,381	0	28,381

Total Investments	$0	$445,280	$0	$445,280

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(34,387)	$0	$(34,387)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	94	1,177	0	1,271
Over the counter	0	2,472	0	2,472

$94	$3,649	$0	$3,743
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(447)	(933)	0	(1,380)
Over the counter	0	(672)	0	(672)

$(447)	$(1,605)	$0	$(2,052)

Total Financial Derivative Instruments	$(353)	$2,044	$0	$1,691

Totals	$(353)	$412,937	$0	$412,584

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Low Duration Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.6% ¤
CORPORATE BONDS & NOTES 26.8%
BANKING & FINANCE 16.5%
AIB Group PLC 4.750% due 10/12/2023		$500	$501
American Express Co. 2.250% due 03/04/2025		14,300	13,755
Asian Development Bank 6.550% due 01/26/2025	ZAR	262,000	15,640
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023		$20,600	19,883
Banco Santander SA
3.496% due 03/24/2025		23,000	22,495
3.892% due 05/24/2024		22,400	22,303
Bank of America Corp.
0.810% due 10/24/2024 •		4,600	4,387
0.822% (EUR003M + 1.000%) due 09/22/2026 ~	EUR	11,600	11,996
1.486% due 05/19/2024 •		$15,600	15,250
1.843% due 02/04/2025 •		35,600	34,344
Bank of Nova Scotia
0.650% due 07/31/2024		8,300	7,787
2.440% due 03/11/2024		23,000	22,528
Barclays Bank PLC 7.625% due 11/21/2022 (f)		1,683	1,700
BNZ International Funding Ltd. 2.650% due 11/03/2022		14,050	14,045
Boston Properties LP 2.750% due 10/01/2026		3,000	2,799
Camden Property Trust 3.500% due 09/15/2024		200	197
Canadian Imperial Bank of Commerce 3.300% due 04/07/2025		13,400	13,159
Cape Lookout Re Ltd. 6.693% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		7,700	7,645
Capital One Financial Corp.
2.636% due 03/03/2026 •		24,200	22,880
4.166% due 05/09/2025 •		23,000	22,678
Citigroup, Inc.
0.776% due 10/30/2024 •		19,700	18,793
1.915% (US0003M + 0.690%) due 10/27/2022 ~		21,600	21,573
2.014% due 01/25/2026 •(g)		14,300	13,413
3.290% due 03/17/2026 •(g)		5,200	5,034
Commonwealth Bank of Australia 2.296% due 03/14/2025		22,500	21,718
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		10,400	9,278
Credit Agricole SA 1.907% due 06/16/2026 •		17,200	15,842
Credit Suisse AG
3.700% due 02/21/2025		22,000	21,508
6.500% due 08/08/2023 (f)		800	802
Credit Suisse Group AG 4.550% due 04/17/2026		7,000	6,854
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		8,095	8,102
Danske Bank AS
1.621% due 09/11/2026 •		500	448
3.773% due 03/28/2025 •		22,000	21,651
Deutsche Bank AG
1.665% due 11/08/2023 •		17,800	17,591
2.222% due 09/18/2024 •		400	386
2.444% (SOFRRATE + 1.219%) due 11/16/2027 ~		19,000	17,386
3.300% due 11/16/2022		28,400	28,398
3.875% due 02/12/2024	GBP	5,100	6,129
3.961% due 11/26/2025 •		$29,700	28,727
Equinix, Inc. 2.625% due 11/18/2024		9,246	8,877
Equitable Financial Life Global Funding 0.800% due 08/12/2024		400	374
Federal Realty OP LP 3.950% due 01/15/2024		18,600	18,572
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	5,700	5,532
2.366% (US0003M + 1.080%) due 08/03/2022 ~		$500	499

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

3.350% due 11/01/2022		7,300	7,261
3.550% due 10/07/2022		16,300	16,246
3.810% due 01/09/2024		2,000	1,944
4.250% due 09/20/2022		2,082	2,081
GA Global Funding Trust 1.250% due 12/08/2023		28,000	26,890
General Motors Financial Co., Inc.
2.439% (SOFRRATE + 1.200%) due 11/17/2023 ~		20,700	20,409
3.550% due 07/08/2022		1,200	1,200
3.800% due 04/07/2025		15,000	14,643
Goldman Sachs Group, Inc.
1.757% due 01/24/2025 •		12,600	12,122
2.009% (SOFRRATE + 0.620%) due 12/06/2023 ~		23,200	22,934
2.255% (US0003M + 0.750%) due 02/23/2023 ~		24,700	24,665
2.581% (US0003M + 1.170%) due 05/15/2026 ~		200	195
3.000% due 03/15/2024		17,400	17,183
3.198% (US0003M + 1.600%) due 11/29/2023 ~		17,700	17,766
HAT Holdings LLC 6.000% due 04/15/2025		4,000	3,837
ING Groep NV
3.285% (US0003M + 1.000%) due 10/02/2023 ~		13,200	13,243
3.869% due 03/28/2026 •		12,700	12,462
JPMorgan Chase & Co.
0.653% due 09/16/2024 •		8,000	7,671
0.697% due 03/16/2024 •		3,600	3,523
2.272% (SOFRRATE + 0.765%) due 09/22/2027 ~		19,100	18,025
2.595% due 02/24/2026 •		2,300	2,189
KeyCorp 3.878% due 05/23/2025 •		16,700	16,588
Lifestorage LP 3.500% due 07/01/2026		7,000	6,701
Metropolitan Life Global Funding 0.950% due 07/02/2025		11,250	10,356
Mitsubishi UFJ Financial Group, Inc. 2.351% (US0003M + 0.740%) due 03/02/2023 ~		100	100
Mizuho Financial Group, Inc. 1.763% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	28,800	19,970
Morgan Stanley
2.584% (US0003M + 1.400%) due 10/24/2023 ~		$2,000	2,000
2.630% due 02/18/2026 •		49,700	47,479
3.620% due 04/17/2025 •		7,000	6,916
Natwest Group PLC 2.359% due 05/22/2024 •		10,800	10,610
NatWest Markets PLC 3.479% due 03/22/2025		19,000	18,538
Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024		15,600	14,643
1.125% due 09/16/2024		4,500	4,139
1.671% (US0003M + 0.650%) due 07/13/2022 ~		5,950	5,948
2.650% due 07/13/2022		800	800
2.924% due 09/28/2022 •		1,900	1,894
Norinchukin Bank 1.284% due 09/22/2026		11,900	10,587
NTT Finance Corp. 0.373% due 03/03/2023		21,300	20,935
Santander Holdings USA, Inc.
3.244% due 10/05/2026		3,100	2,910
3.450% due 06/02/2025		8,250	7,942
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		1,100	1,100
Standard Chartered PLC
0.991% due 01/12/2025 •		5,500	5,199
1.319% due 10/14/2023 •		20,100	19,957
1.822% due 11/23/2025 •		5,000	4,634
2.209% (SOFRRATE + 0.930%) due 11/23/2025 ~		24,000	23,456
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		22,700	20,880
Sumitomo Mitsui Trust Bank Ltd.
0.800% due 09/12/2023		4,900	4,740
2.550% due 03/10/2025		10,100	9,716
Swedbank AB 3.356% due 04/04/2025		22,000	21,631
Temasek Financial Ltd. 2.375% due 01/23/2023		4,500	4,488
Toronto-Dominion Bank 2.350% due 03/08/2024		27,600	27,052
U.S. Bancorp 1.450% due 05/12/2025		2,500	2,346
UBS AG
5.125% due 05/15/2024 (f)		6,500	6,499
7.625% due 08/17/2022 (f)		2,800	2,808
UBS Group AG
2.361% (US0003M + 0.950%) due 08/15/2023 ~		20,100	20,094
2.859% due 08/15/2023 •		20,700	20,694
4.125% due 09/24/2025		7,700	7,650
4.488% due 05/12/2026 •		10,000	9,976

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

UniCredit SpA 7.830% due 12/04/2023		49,200	50,967
VICI Properties LP 4.375% due 05/15/2025		4,300	4,207
Volkswagen Financial Services NV 1.875% due 12/03/2024	GBP	1,800	2,081
Volkswagen Leasing GmbH 1.000% due 02/16/2023	EUR	3,050	3,198
Wells Fargo & Co.
1.654% due 06/02/2024 •		$13,000	12,703
2.509% due 10/27/2023 (g)	CAD	12,300	9,341
3.908% due 04/25/2026 •		$15,100	14,870
Welltower, Inc. 4.250% due 04/01/2026		4,300	4,259

			1,343,550

INDUSTRIALS 7.7%
7-Eleven, Inc.
0.625% due 02/10/2023		13,200	12,948
0.800% due 02/10/2024		9,600	9,103
Barry Callebaut Services NV 5.500% due 06/15/2023		2,600	2,617
Bayer U.S. Finance LLC 2.839% (US0003M + 1.010%) due 12/15/2023 ~		5,900	5,870
Berry Global, Inc. 1.570% due 01/15/2026		1,900	1,697
BMW Finance NV 2.250% due 08/12/2022		20,100	20,100
Boeing Co.
1.167% due 02/04/2023		27,600	27,295
1.950% due 02/01/2024		22,500	21,787
Broadcom, Inc.
3.137% due 11/15/2035		5,004	3,807
3.469% due 04/15/2034		5,400	4,402
CenterPoint Energy Resources Corp. 2.111% (US0003M + 0.500%) due 03/02/2023 ~		9,660	9,634
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024		3,900	4,044
Citrix Systems, Inc. 1.250% due 03/01/2026		1,300	1,259
CommonSpirit Health 1.547% due 10/01/2025		15,500	14,315
Continental Resources, Inc. 2.268% due 11/15/2026		1,200	1,066
CRH America, Inc. 3.875% due 05/18/2025		2,775	2,763
Daimler Finance North America LLC 0.750% due 03/01/2024		3,600	3,423
Daimler Trucks Finance North America LLC
1.125% due 12/14/2023		20,500	19,693
1.930% (SOFRRATE + 0.500%) due 06/14/2023 ~		28,000	27,895
2.088% (SOFRRATE + 0.600%) due 12/14/2023 ~		19,000	18,859
2.230% (SOFRRATE + 0.750%) due 12/13/2024 ~		23,000	22,727
Danone SA 2.947% due 11/02/2026		6,251	6,003
Dell International LLC 5.450% due 06/15/2023		133	134
Elevance Health, Inc.
2.375% due 01/15/2025		2,650	2,554
3.350% due 12/01/2024		1,800	1,777
Energy Transfer LP 4.250% due 03/15/2023		300	300
Fidelity National Information Services, Inc.
0.375% due 03/01/2023		6,400	6,269
0.600% due 03/01/2024		12,000	11,365
General Mills, Inc. 6.410% due 10/15/2022		20,600	20,789
General Motors Co. 5.400% due 10/02/2023 (g)		15,600	15,841
Global Payments, Inc.
1.200% due 03/01/2026		3,300	2,913
2.650% due 02/15/2025		3,650	3,487
Hasbro, Inc. 3.550% due 11/19/2026		5,800	5,548
Hyundai Capital America
0.800% due 04/03/2023		16,700	16,298
0.800% due 01/08/2024		1,500	1,426
1.000% due 09/17/2024		22,000	20,439
1.150% due 11/10/2022		14,000	13,902
Imperial Brands Finance PLC 3.500% due 02/11/2023		500	497
International Flavors & Fragrances, Inc. 0.697% due 09/15/2022		6,900	6,868
Las Vegas Sands Corp. 3.200% due 08/08/2024		600	567

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Magallanes, Inc.
3.528% due 03/15/2024		20,000	19,597
3.638% due 03/15/2025		9,700	9,407
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		24,300	23,905
NXP BV 4.875% due 03/01/2024		13,150	13,286
Panasonic Holdings Corp. 2.536% due 07/19/2022		18,215	18,214
Penske Truck Leasing Co. LP 1.700% due 06/15/2026		11,100	9,908
Qorvo, Inc. 1.750% due 12/15/2024		2,725	2,551
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025		2,200	2,006
Renesas Electronics Corp. 1.543% due 11/26/2024		24,200	22,616
Rogers Communications, Inc. 2.950% due 03/15/2025		26,400	25,528
SK Hynix, Inc. 1.000% due 01/19/2024		11,200	10,700
Skyworks Solutions, Inc. 0.900% due 06/01/2023		200	193
Southern Co.
0.600% due 02/26/2024		13,800	13,069
1.554% (SOFRRATE + 0.370%) due 05/10/2023 ~		17,100	16,971
Southern Natural Gas Co. LLC 0.625% due 04/28/2023		8,700	8,441
T-Mobile USA, Inc. 3.500% due 04/15/2025		19,800	19,390
TD SYNNEX Corp. 1.250% due 08/09/2024		9,900	9,247
Volkswagen Group of America Finance LLC 3.125% due 05/12/2023		19,600	19,466
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		2,000	2,005
WRKCo, Inc. 3.750% due 03/15/2025		3,600	3,571

			622,352

UTILITIES 2.6%
AES Corp. 1.375% due 01/15/2026		22,500	19,870
Atmos Energy Corp. 2.070% (US0003M + 0.380%) due 03/09/2023 ~		27,300	27,239
Constellation Energy Generation LLC 3.250% due 06/01/2025		6,300	6,040
Enel Finance International NV
1.375% due 07/12/2026		3,200	2,812
2.650% due 09/10/2024		11,700	11,343
4.250% due 06/15/2025		19,600	19,411
Eversource Energy 0.800% due 08/15/2025		2,300	2,079
Jersey Central Power & Light Co. 4.700% due 04/01/2024		1,700	1,712
NextEra Energy Capital Holdings, Inc. 1.775% (US0003M + 0.270%) due 02/22/2023 ~		20,800	20,673
Pacific Gas & Electric Co.
1.367% due 03/10/2023		21,900	21,572
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~		15,000	14,940
3.250% due 06/15/2023		5,600	5,522
3.400% due 08/15/2024		4,100	3,944
3.750% due 02/15/2024		3,500	3,423
3.850% due 11/15/2023		7,600	7,501
4.250% due 08/01/2023		5,400	5,372
4.950% due 06/08/2025		14,200	13,938
Southern Power Co. 0.900% due 01/15/2026		4,290	3,837
Sprint Communications, Inc. 6.000% due 11/15/2022		1,200	1,209
SSE PLC 1.250% due 04/16/2025	EUR	2,400	2,428
Telstra Corp. Ltd. 3.125% due 04/07/2025		$200	196

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Verizon Communications, Inc. 2.355% due 03/15/2032	23,608	19,594

		214,655

Total Corporate Bonds & Notes (Cost $2,259,321)		2,180,557

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 1.229% due 11/01/2024	1,100	1,047

Total Municipal Bonds & Notes (Cost $1,100)		1,047

U.S. GOVERNMENT AGENCIES 13.8%
Fannie Mae
0.443% due 03/01/2035 •	67	66
1.000% due 01/25/2043	459	407
1.066% (US0001M + 0.060%) due 12/25/2036 ~	238	236
1.465% due 10/01/2034 •	49	49
1.524% due 07/01/2042 - 07/01/2044 •	165	169
1.565% due 11/01/2034 •	85	84
1.574% due 09/01/2041 •	20	20
1.694% due 01/01/2035 •	565	575
1.715% due 03/01/2035 •	636	646
1.724% due 10/01/2030 - 11/01/2039 •	213	215
1.744% due 06/25/2034 •	82	81
1.874% (US0001M + 0.250%) due 01/25/2037 ~	4	4
1.890% due 09/01/2035 •	159	158
1.924% (US0001M + 0.300%) due 03/25/2037 ~	466	462
1.952% due 07/01/2035 •	77	76
1.955% due 09/01/2035 •	6	6
1.974% due 03/25/2037 •	211	210
1.974% (US0001M + 0.350%) due 07/25/2037 - 03/25/2044 ~	181	180
1.984% due 03/25/2037 •	22	22
2.004% due 07/25/2037 •	524	522
2.024% (US0001M + 0.400%) due 06/25/2032 - 09/25/2035 ~	80	80
2.024% due 10/25/2040 •	4	4
2.032% due 08/01/2035 •	158	164
2.074% (US0001M + 0.450%) due 12/25/2040 ~	12	12
2.094% due 07/25/2037 •	6	7
2.095% due 11/01/2027 •	4	4
2.124% due 08/25/2037 •	22	22
2.127% due 08/01/2029 •	69	69
2.134% due 08/01/2035 •	585	595
2.145% due 10/01/2035 •	330	332
2.162% due 11/01/2035 •	7	7
2.206% due 04/01/2034 •	138	138
2.273% due 09/01/2032 - 12/01/2033 •	191	190
2.294% due 03/25/2038 •	24	24
2.340% due 02/01/2028 •	15	15
2.374% due 03/25/2038 - 01/25/2040 •	307	311
2.474% due 02/25/2040 •	141	143
2.500% due 05/25/2028 (a)	4,667	213
2.543% due 07/01/2035 •	429	430
2.550% due 03/01/2035 •	51	51
2.585% due 01/01/2024 •	3	3
2.596% due 04/01/2024 •	5	5
2.784% due 03/01/2024 •	4	4
2.978% due 06/01/2035 •	43	43
3.315% due 05/01/2035 •	34	34
3.508% due 06/01/2035 •	159	158
3.759% due 05/01/2035 •	115	115
3.965% due 12/01/2036 •	6	7
4.250% due 05/25/2033	192	194
4.426% due 10/25/2042 •(a)	11,864	1,708
4.484% due 01/01/2028 •	2	2
4.526% due 11/25/2042 •(a)	13,485	1,853
4.898% due 12/25/2042 ~	714	714
5.019% due 09/01/2034 •	4	5
5.026% due 01/25/2042 •(a)	1,448	208
5.500% due 08/25/2034	534	560
6.500% due 07/25/2023 - 09/01/2033	760	822
7.000% due 04/01/2034	11	12
Federal Housing Administration 7.430% due 10/01/2023 «	1	1
Freddie Mac
0.650% due 10/27/2025	62,200	57,169
0.680% due 08/06/2025	32,300	30,054
0.800% due 10/28/2026 (j)(l)	83,100	74,678
1.654% due 02/15/2037 •	23	23
1.664% due 02/15/2037 •	37	37
1.724% (US0001M + 0.400%) due 05/15/2037 ~	7	7
1.774% (US0001M + 0.450%) due 12/15/2031 ~	20	20
1.844% due 05/15/2036 •	15	16

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

1.874% due 01/15/2042 •	15	16
1.875% due 10/01/2035 •	440	451
1.876% due 07/25/2044 •	1,280	1,331
1.884% (US0001M + 0.260%) due 08/25/2031 ~	524	514
1.904% due 09/25/2031 •	854	849
2.125% due 03/01/2035 •	72	71
2.152% due 10/01/2027 •	3	3
2.179% due 01/15/2038 •	1,810	1,842
2.228% due 04/01/2035 •	182	180
2.290% due 04/01/2035 •	164	163
2.365% due 10/01/2023 - 11/01/2023 •	3	3
2.375% due 12/01/2022 •	1	1
2.488% due 03/01/2035 •	86	85
2.497% due 01/01/2024 •	1	1
2.558% due 02/01/2037 •	4	4
2.694% due 07/01/2027 •	4	4
2.789% due 07/01/2035 •	4	4
3.000% due 03/15/2027 - 05/15/2027 (a)	7,109	338
3.100% due 04/01/2035 •	156	156
3.500% due 08/01/2035 •	210	213
3.500% due 02/01/2047 - 06/01/2047	8,256	8,081
3.704% due 05/01/2037 •	12	12
3.730% due 08/15/2032 ~	6	6
4.000% due 01/15/2024 (a)	32	1
4.626% due 08/15/2043 •(a)	22,505	3,384
5.146% due 07/15/2036 •(a)	1,015	126
5.500% due 07/15/2034	368	387
5.826% (US0001M + 7.150%) due 08/15/2036 ~(a)	2,821	389
6.000% due 12/15/2028 - 07/15/2029	17	18
6.500% due 03/15/2029 - 07/25/2043	8,008	8,712
7.000% due 01/01/2030 - 04/01/2032	7	7
7.500% due 07/15/2030	31	34
7.562% due 08/15/2044 •	5,762	6,310
8.000% due 11/01/2022 - 12/01/2024	3	3
8.500% due 07/01/2024 - 11/01/2025	22	24
Ginnie Mae
1.403% due 03/20/2065 •	7,370	7,313
1.603% due 05/20/2066 •	2,518	2,508
1.625% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~	62	60
1.625% due 07/20/2027 - 07/20/2034 •	93	93
1.703% (US0001M + 0.900%) due 04/20/2066 ~	3,596	3,585
1.750% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2025 ~	83	83
1.750% due 12/20/2026 •	2	2
1.875% (H15T1Y + 1.500%) due 04/20/2023 - 05/20/2026 ~	32	33
1.875% due 04/20/2027 - 05/20/2030 •	52	52
2.000% (H15T1Y + 1.500%) due 09/20/2024 ~	27	28
2.000% due 12/20/2027 - 07/20/2030 •	37	37
2.053% due 08/20/2070 •	18,305	18,630
2.500% due 11/20/2026 •	2	2
2.625% (H15T1Y + 1.500%) due 02/20/2023 - 03/20/2026 ~	71	70
2.625% due 01/20/2027 - 02/20/2032 •	715	720
4.500% due 08/20/2048	1,047	1,067
Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 04/01/2052	438,921	409,710
3.500% due 02/01/2047 - 12/01/2047	179,490	175,562
4.000% due 10/01/2047 - 08/01/2048	14,072	14,099
4.500% due 05/01/2023 - 09/01/2046	1,312	1,332
5.000% due 08/01/2025 - 08/01/2040	573	588
5.500% due 01/01/2023 - 01/01/2030	25	25
6.000% due 09/01/2022 - 01/01/2039	2,506	2,704
6.500% due 07/01/2034 - 03/01/2038	406	434
8.000% due 04/01/2030 - 11/01/2031	207	227
8.500% due 04/01/2025	10	10
9.500% due 07/01/2025 - 11/01/2025	13	14
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2052	174,381	162,460
3.500% due 08/01/2052	18,000	17,295
4.000% due 04/01/2052	91,000	89,608
4.500% due 07/01/2037	50	51
5.500% due 08/01/2052	2,400	2,485
Vendee Mortgage Trust 6.500% due 05/15/2029	3,832	4,018

Total U.S. Government Agencies (Cost $1,178,024)		1,124,079

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.2%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	6,200	5,991
280 Park Avenue Mortgage Trust 2.071% due 09/15/2034 •	10,200	10,016
ABN Amro Mortgage Corp. 5.500% due 01/25/2034	38	35
American Home Mortgage Assets Trust 2.164% due 11/25/2035 •	388	362
American Home Mortgage Investment Trust 4.086% (US0006M + 2.000%) due 02/25/2045 ~	47	47

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Angel Oak Mortgage Trust 1.820% due 11/25/2066 ~	10,641	9,670
AREIT Trust 2.021% (SOFR30A + 1.250%) due 01/16/2037 ~	24,000	23,060
Atrium Hotel Portfolio Trust
2.254% (US0001M + 0.930%) due 12/15/2036 ~	4,410	4,294
2.274% (US0001M + 0.950%) due 06/15/2035 ~	1,250	1,211
Austin Fairmont Hotel Trust 2.374% due 09/15/2032 •	3,600	3,518
BAMLL Commercial Mortgage Securities Trust
2.374% due 04/15/2036 •	10,500	10,290
2.374% due 09/15/2038 •	4,100	3,972
Banc of America Alternative Loan Trust 5.500% due 10/25/2033	2,682	2,603
Banc of America Funding Trust
1.852% (US0001M + 0.240%) due 05/20/2035 ~	428	424
2.736% due 02/20/2036 ~	283	274
2.966% due 05/25/2035 ~	82	80
5.500% due 09/25/2035	336	329
Banc of America Mortgage Trust
2.545% due 02/25/2035 ~	62	62
2.743% due 09/25/2035 ^~	1,231	1,115
3.983% due 05/25/2033 ~	5	5
Barclays Commercial Mortgage Securities Trust 2.174% due 08/15/2036 •	1,500	1,471
Bear Stearns Adjustable Rate Mortgage Trust
2.086% due 01/25/2034 ~	5	5
2.512% due 04/25/2033 ~	150	152
2.548% due 02/25/2033 ~	27	27
2.572% due 08/25/2033 ~	198	191
2.778% due 11/25/2030 ~	9	8
2.793% due 08/25/2035 ^~	695	592
2.842% due 02/25/2033 ~	59	51
2.961% due 01/25/2035 ~	217	207
3.064% due 08/25/2035 ^~	5,106	4,817
3.088% due 10/25/2036 ^~	200	184
3.328% due 08/25/2033 ~	47	47
4.570% due 01/25/2035 ~	1	1
Bear Stearns ALT-A Trust
2.529% due 04/25/2035 ~	1,515	1,503
2.752% due 05/25/2035 ~	315	303
3.074% due 09/25/2035 ^~	1,075	714
3.365% due 09/25/2034 ~	171	175
Bear Stearns Structured Products, Inc. Trust 3.490% due 01/26/2036 ^~	2,215	1,835
Beneria Cowen & Pritzer Collateral Funding Corp. 2.123% due 06/15/2038 •	398	383
BFLD Trust 2.414% (US0001M + 1.090%) due 10/15/2034 ~	3,395	3,326
BX Trust
2.124% due 05/15/2030 •	3,100	3,004
2.411% due 10/15/2036 •	10,100	9,833
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.904% due 01/25/2035 •	148	141
Citigroup Commercial Mortgage Trust 2.154% due 12/15/2036 •	2,750	2,677
Citigroup Mortgage Loan Trust
2.360% due 03/25/2034 ~	269	261
2.756% due 03/25/2036 ^~	1,132	1,065
Citigroup Mortgage Loan Trust, Inc. 2.190% due 09/25/2035 •	10	10
Colony Mortgage Capital Ltd. 2.453% due 11/15/2038 •	9,750	9,451
Commercial Mortgage Trust
2.224% due 06/15/2034 •	3,400	3,330
2.625% due 12/15/2038 •	23,573	22,634
Countrywide Alternative Loan Trust 2.024% (US0001M + 0.400%) due 06/25/2036 ^~	368	182
Countrywide Home Loan Mortgage Pass-Through Trust 1.991% due 02/20/2036 ^•	4,523	4,313
Credit Suisse First Boston Mortgage Securities Corp.
1.081% due 03/25/2032 ~	240	223
5.021% due 06/25/2032 ~	34	34
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.672% due 10/25/2033 ~	31	30
Credit Suisse Mortgage Capital Trust 3.014% due 07/25/2050 ~	23,458	23,599
CRSNT Commercial Mortgage Trust 2.150% due 04/15/2036 •	25,400	24,534
DBGS Mortgage Trust 2.720% (US0001M + 1.395%) due 10/15/2036 ~	1,220	1,186
DBWF Mortgage Trust 2.625% (US0001M + 1.030%) due 12/19/2030 ~	14,558	14,147
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.024% (US0001M + 0.400%) due 06/25/2037 ~	8,149	7,279

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

DROP Mortgage Trust 2.470% (US0001M + 1.150%) due 10/15/2043 ~		23,100	22,329
EMF-NL Prime BV 0.402% due 04/17/2041 •	EUR	3,000	2,535
Eurosail PLC
1.698% due 12/10/2044 •	GBP	26	31
1.750% due 03/13/2045 •		295	354
2.540% (BP0003M + 0.950%) due 06/13/2045 ~		4,561	5,463
Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~		$1,590	1,553
First Horizon Alternative Mortgage Securities Trust
2.448% due 09/25/2035 ^~		167	152
2.474% due 09/25/2034 ~		45	42
GPMT Ltd. 2.862% (US0001M + 1.250%) due 07/16/2035 ~		18,919	18,611
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	377	390
2.193% due 06/18/2039 •		$4,119	4,043
GS Mortgage Securities Corp. Trust
2.324% (US0001M + 1.000%) due 11/15/2032 ~		4,418	4,292
2.424% (US0001M + 1.100%) due 12/15/2036 ~		280	275
GS Mortgage Securities Trust 2.039% due 11/10/2045 ~(a)		7,556	3
GS Mortgage-Backed Securities Trust
2.500% due 08/25/2052 ~		23,548	20,167
3.000% due 09/25/2052 ~		25,111	22,465
GSR Mortgage Loan Trust
2.933% due 09/25/2035 ~		1,481	1,456
2.938% due 09/25/2035 ~		208	203
3.092% due 09/25/2035 ~		19	19
3.216% due 07/25/2035 ~		616	386
6.000% due 03/25/2032		19	19
HarborView Mortgage Loan Trust 3.217% due 07/19/2035 ^~		1,668	1,286
Hawksmoor Mortgages 1.703% due 05/25/2053 •	GBP	61,865	75,171
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		$1,209	1,203
Hops Hill No. 1 PLC 1.922% (SONIO/N + 0.950%) due 05/27/2054 ~	GBP	2,358	2,857
IndyMac INDX Mortgage Loan Trust 2.044% due 05/25/2046 •		$1,087	988
InTown Hotel Portfolio Trust 2.425% due 01/15/2033 •		5,220	5,195
JP Morgan Chase Commercial Mortgage Securities Trust
2.174% (US0001M + 0.850%) due 12/15/2036 ~		7,000	6,867
2.840% due 12/15/2047		5,049	5,036
JP Morgan Mortgage Trust
2.408% due 04/25/2037 ^~		169	155
2.909% due 08/25/2035 ^~		1,176	1,040
3.008% due 07/25/2035 ~		37	37
LoanCore Issuer Ltd. 1.694% (SOFR30A + 0.914%) due 07/15/2035 ~		14,942	14,623
LUXE Commercial Mortgage Trust 2.374% due 10/15/2038 •		42,139	40,646
MASTR Adjustable Rate Mortgages Trust 3.052% due 11/21/2034 ~		55	52
Morgan Stanley Capital Trust 2.174% due 11/15/2034 •		6,182	6,029
Morgan Stanley Mortgage Loan Trust
1.884% due 04/25/2035 •		1,107	1,063
1.944% (US0001M + 0.320%) due 01/25/2035 ~		268	247
3.031% due 08/25/2034 ~		74	72
5.500% due 11/25/2035		1,113	1,069
MortgageIT Trust 2.264% due 02/25/2035 •		194	190
Mortimer BTL PLC 1.862% (SONIO/N + 1.070%) due 06/21/2052 ~	GBP	4,004	4,855
Natixis Commercial Mortgage Securities Trust 2.274% due 08/15/2038 •		$5,200	5,012
Newgate Funding PLC 0.319% due 12/15/2050 •	EUR	1,128	1,160
NYO Commercial Mortgage Trust 2.420% due 11/15/2038 •		$4,700	4,504
OBX Trust
1.826% due 10/25/2051 •		5,939	5,563
3.000% due 01/25/2052 ~		24,018	21,354
One Market Plaza Trust 3.614% due 02/10/2032		8,600	8,447
ONE Park Mortgage Trust 2.024% due 03/15/2036 •		1,350	1,299
PFP Ltd.
2.174% due 04/14/2038 •		11,749	11,360
2.509% due 08/09/2037 •		693	660
Prime Mortgage Trust 2.024% (US0001M + 0.400%) due 02/25/2034 ~		202	200

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Ready Capital Mortgage Financing LLC
2.598% due 01/25/2037 •		23,000	22,201
2.624% due 04/25/2038 •		23,287	22,513
Residential Mortgage Securities PLC 2.040% due 06/20/2070 •	GBP	17,465	21,198
RESIMAC Bastille Trust 1.450% due 02/03/2053 •		$75,173	74,488
Ripon Mortgages PLC
0.000% due 08/28/2056 (d)	GBP	25,996	23,972
1.351% due 08/28/2056 •		46,896	56,525
1.551% due 08/28/2056 •		15,435	18,282
2.151% due 08/28/2056 •		1,792	2,107
3.651% due 08/28/2056 •		2,941	3,520
RMAC PLC 1.571% due 06/12/2046 •		4,512	5,460
SFO Commercial Mortgage Trust 2.474% due 05/15/2038 •		$3,500	3,351
Stratton Mortgage Funding PLC 1.361% (SONIO/N + 0.900%) due 07/20/2060 ~	GBP	24,476	29,562
Structured Adjustable Rate Mortgage Loan Trust 2.543% due 02/25/2034 ~		$19	18
Structured Asset Mortgage Investments Trust
1.884% (US0001M + 0.260%) due 03/25/2037 ~		45	16
2.184% (US0001M + 0.560%) due 02/25/2036 ^~		1,411	1,298
2.255% due 09/19/2032 •		365	354
3.905% due 06/25/2029 ~		31	31
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.394% due 06/25/2033 ~		14	14
SunTrust Adjustable Rate Mortgage Loan Trust 2.833% due 01/25/2037 ^~		706	569
Tharaldson Hotel Portfolio Trust 2.170% (US0001M + 1.050%) due 11/11/2034 ~		4,431	4,304
Thornburg Mortgage Securities Trust
2.026% due 10/25/2045 •		1,964	1,877
2.073% due 12/25/2045 ^•		1,109	1,050
Towd Point HE Trust 0.918% due 02/25/2063 ~		9,006	8,602
Towd Point Mortgage Funding 1.361% due 07/20/2045 •	GBP	39,487	48,002
Towd Point Mortgage Funding PLC
1.527% due 05/20/2045 •		39,462	47,853
1.547% due 02/20/2045 •		555	674
1.605% (SONIO/N + 1.144%) due 10/20/2051 ~		23,194	28,143
Trinity Square PLC 1.300% (SONIO/N + 0.850%) due 07/15/2059 ~		17,324	20,954
UWM Mortgage Trust 1.876% due 12/25/2051 •		$21,271	19,991
VASA Trust 2.224% due 07/15/2039 •		5,000	4,783
VMC Finance LLC 2.712% due 06/16/2036 •		15,672	15,291
Waikiki Beach Hotel Trust 2.374% (US0001M + 1.050%) due 12/15/2033 ~		10,699	10,414
WaMu Mortgage Pass-Through Certificates Trust
1.476% due 08/25/2046 •		25	24
1.876% (12MTA + 1.400%) due 06/25/2042 ~		196	183
2.204% due 10/25/2045 •		31	30
2.364% due 11/25/2034 •		1,733	1,611
2.833% due 01/25/2036 ~		93	90
6.000% due 06/25/2034		541	531
Washington Mutual Mortgage Pass-Through Certificates Trust 1.975% due 02/25/2033 ~		4	4
Wells Fargo Commercial Mortgage Trust 1.768% due 10/15/2045 ~(a)		19,636	1
Wells Fargo-RBS Commercial Mortgage Trust 3.995% due 05/15/2047		14,015	13,844

Total Non-Agency Mortgage-Backed Securities (Cost $1,108,933)			1,068,046

ASSET-BACKED SECURITIES 15.3%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		2,388	2,356
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 2.299% (US0001M + 0.675%) due 10/25/2035 ~		411	411
American Credit Acceptance Receivables Trust 2.660% due 02/13/2026		21,142	20,976
American Money Management Corp. CLO Ltd. 1.914% due 04/17/2029 •		8,453	8,346
Anchorage Capital CLO Ltd. 2.184% (US0003M + 1.140%) due 07/15/2032 ~		22,000	21,472
Apidos CLO
1.944% (US0003M + 0.900%) due 07/18/2029 ~		14,000	13,783
2.073% (US0003M + 1.010%) due 04/20/2031 ~		4,500	4,422
Arbor Realty Commercial Real Estate Notes Ltd.
2.229% due 01/15/2037 •		5,500	5,345
2.424% (US0001M + 1.100%) due 05/15/2036 ~		7,600	7,390

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Ares CLO Ltd. 2.094% due 04/18/2031 •		23,200	22,632
Asset-Backed Securities Corp. Home Equity Loan Trust 1.844% due 06/15/2031 •		4	4
BDS Ltd.
2.623% (US0001M + 1.100%) due 08/15/2036 ~		2,584	2,571
2.962% due 12/16/2036 •		23,000	22,079
Bear Stearns Asset-Backed Securities Trust
2.624% due 10/25/2037 •		728	726
2.624% due 11/25/2042 •		234	227
3.424% (US0001M + 1.800%) due 03/25/2043 ~		1,287	1,272
Benefit Street Partners CLO Ltd.
1.994% due 10/15/2030 •		25,400	24,935
2.394% due 01/15/2033 •		15,900	15,515
Black Diamond CLO DAC 0.860% due 01/20/2032 •	EUR	4,910	5,081
BNPP AM Euro CLO DAC 0.600% due 04/15/2031 •		300	306
BSPDF Issuer Ltd. 2.524% (US0001M + 1.200%) due 10/15/2036 ~		$10,000	9,557
BSPRT Issuer Ltd. 3.895% (TSFR1M + 2.296%) due 07/15/2039 ~		22,000	21,916
Carlyle Euro CLO DAC 0.890% due 08/15/2032 •	EUR	8,900	9,048
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •		250	257
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~		$19,700	19,336
Carvana Auto Receivables Trust 2.570% due 05/12/2025		22,000	21,802
Catamaran CLO Ltd. 2.236% due 04/22/2030 •		6,268	6,186
Centex Home Equity Loan Trust 2.554% due 09/25/2034 •		1,175	1,134
CIFC Funding Ltd. 2.134% (US0003M + 0.950%) due 10/24/2030 ~		21,000	20,663
Countrywide Asset-Backed Certificates Trust 2.044% due 01/25/2045 •		2,375	2,354
Countrywide Asset-Backed Certificates Trust, Inc. 2.344% due 07/25/2034 •		898	880
Countrywide Asset-Backed Certificates, Inc. 2.374% (US0001M + 0.750%) due 03/25/2034 ~		325	317
Dell Equipment Finance Trust
1.217% due 03/22/2023		6,558	6,543
2.110% due 08/23/2027		11,700	11,571
Dryden Senior Loan Fund 2.064% due 04/15/2029 •		23,461	23,144
Edsouth Indenture LLC 2.774% due 09/25/2040 •		1,902	1,898
EquiFirst Mortgage Loan Trust 2.104% due 01/25/2034 •		196	182
Evergreen Credit Card Trust 1.900% due 09/15/2024		23,600	23,585
First Franklin Mortgage Loan Asset-Backed Certificates 2.449% (US0001M + 0.825%) due 05/25/2034 ~		1,217	1,174
Flagship Credit Auto Trust 3.280% due 08/15/2025		22,500	22,383
Fremont Home Loan Trust 1.684% (US0001M + 0.060%) due 01/25/2037 ~		186	88
Gallatin CLO Ltd.
2.134% due 07/15/2031 •		28,000	27,425
2.148% due 01/21/2028 •		12,065	11,966
GLS Auto Receivables Issuer Trust
1.723% due 06/15/2023		8,500	8,457
1.980% due 08/15/2025		19,024	18,796
3.550% due 01/15/2026		12,500	12,441
GM Financial Automobile Leasing Trust 2.930% due 10/21/2024		20,600	20,483
GPMT Ltd. 2.992% (US0001M + 1.350%) due 12/15/2036 ~		22,182	21,494
GSAMP Trust
1.694% (US0001M + 0.070%) due 12/25/2036 ~		1,459	774
2.494% due 11/25/2034 •		1,437	1,402
Hertz Vehicle Financing LLC
3.370% due 03/25/2025		22,500	22,172
3.730% due 09/25/2026		22,500	22,104
Home Equity Asset Trust 2.184% due 08/25/2036 •		7,676	7,519
HPEFS Equipment Trust 3.150% due 09/20/2029		17,800	17,677
HSI Asset Securitization Corp. Trust 1.724% due 10/25/2036 •		31	14
LCM LP 1.914% due 07/19/2027 •		19,729	19,399
LCM Ltd. 1.951% due 07/20/2030 •		25,000	24,599

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

LL ABS Trust 3.760% due 11/15/2029		20,617	20,426
LoanCore Issuer Ltd. 2.624% due 07/15/2036 •		13,800	13,353
Lument Finance Trust, Inc. 2.494% due 06/15/2039 •		21,000	20,571
Madison Park Euro Funding DAC 0.800% due 07/15/2032 •	EUR	5,000	5,079
Madison Park Funding Ltd. 2.195% due 07/27/2031 •		$5,700	5,601
Magnetite Ltd.
1.844% due 01/15/2028 •		992	981
2.024% due 04/15/2031 •		1,000	988
2.291% due 11/15/2028 •		23,664	23,302
Massachusetts Educational Financing Authority 2.134% due 04/25/2038 •		1,525	1,527
MF1 Ltd.
2.142% (SOFR30A + 1.350%) due 02/19/2037 ~		23,000	22,158
2.960% due 06/19/2037 •		22,500	22,084
Mid-State Trust 4.864% due 07/15/2038		118	117
Morgan Stanley ABS Capital, Inc. Trust
1.874% (US0001M + 0.250%) due 05/25/2037 ~		3,496	3,105
2.329% (US0001M + 0.705%) due 12/25/2034 ~		431	410
Morgan Stanley IXIS Real Estate Capital Trust 1.674% due 11/25/2036 •		14	5
Mountain View CLO Ltd. 1.841% (US0003M + 0.820%) due 10/13/2027 ~		663	660
MP CLO Ltd. 1.934% due 10/18/2028 •		2,549	2,501
Nassau Ltd. 2.194% (US0003M + 1.150%) due 10/15/2029 ~		2,448	2,436
New Century Home Equity Loan Trust
2.284% due 02/25/2036 •		848	847
2.344% due 03/25/2035 •		2,002	1,960
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.359% due 05/25/2035 •		56	56
NovaStar Mortgage Funding Trust 1.944% due 05/25/2036 •		2,047	2,000
Oaktree CLO Ltd. 2.183% due 10/20/2032 •		20,100	19,527
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	3,200	3,246
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.184% due 12/25/2035 •		$2,229	2,116
Option One Mortgage Loan Trust 2.359% (US0001M + 0.735%) due 08/25/2035 ~		493	491
Oscar U.S. Funding LLC 2.820% due 04/10/2029		23,000	21,983
Palmer Square CLO Ltd. 2.044% due 10/17/2031 •		12,200	11,938
RAAC Trust 2.324% due 03/25/2034 •		87	86
Renaissance Home Equity Loan Trust 2.324% due 08/25/2032 •		40	37
RR 3 Ltd. 2.134% due 01/15/2030 •		1,400	1,381
Santander Drive Auto Receivables Trust 2.760% due 03/17/2025		50,070	49,785
Saranac CLO Ltd. 3.723% due 06/22/2030 •		1,482	1,466
Saxon Asset Securities Trust 1.679% due 03/25/2035 ^•		463	449
Securitized Asset-Backed Receivables LLC Trust
1.744% (US0001M + 0.120%) due 12/25/2036 ^~		2,956	842
1.754% (US0001M + 0.130%) due 05/25/2037 ^~		419	333
SLC Student Loan Trust 1.939% (US0003M + 0.110%) due 03/15/2027 ~		629	628
SLM Student Loan Trust
0.269% due 12/15/2033 •	EUR	731	724
1.304% due 01/25/2027 •		$1,263	1,257
1.334% due 10/25/2029 •		9,161	9,076
SMB Private Education Loan Trust
1.830% due 02/16/2055 •		22,300	22,221
3.940% due 02/16/2055		22,300	21,774
Sound Point CLO Ltd.
2.043% due 10/20/2030 •		28,200	27,692
2.164% due 07/25/2030 •		30,600	30,095
2.273% due 07/20/2032 •		23,000	22,414
Soundview Home Loan Trust 1.684% due 11/25/2036 •		1,177	400
South Carolina Student Loan Corp. 2.580% due 09/03/2024 •		435	436
Stratus CLO Ltd. 2.013% due 12/29/2029 •		3,444	3,388

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Structured Asset Investment Loan Trust
2.329% due 03/25/2034 •		2,683	2,536
2.524% due 09/25/2034 •		100	98
2.599% (US0001M + 0.975%) due 10/25/2033 ~		307	304
Structured Asset Securities Corp. 2.284% due 02/25/2035 •		264	263
Symphony Static CLO Ltd. 2.014% (US0003M + 0.830%) due 10/25/2029 ~		3,890	3,820
TCI-Symphony CLO Ltd. 2.041% due 10/13/2032 •		23,000	22,445
Telos CLO Ltd. 1.994% due 04/17/2028 •		51	51
THL Credit Wind River Clo Ltd. 2.124% due 04/15/2031 •		23,000	22,431
TICP CLO Ltd.
1.903% (US0003M + 0.840%) due 04/20/2028 ~		12,499	12,356
2.044% (US0003M + 0.830%) due 04/26/2028 ~		6,294	6,238
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	2,400	2,452
Towd Point Mortgage Trust
2.624% (US0001M + 1.000%) due 05/25/2058 ~		$6,142	6,078
2.900% due 10/25/2059 ~		3,017	2,930
TPG Real Estate Finance Issuer Ltd.
2.424% due 02/15/2039 •		23,000	22,409
2.723% (US0001M + 1.200%) due 03/15/2038 ~		20,800	20,306
2.742% (TSFR1M + 1.264%) due 10/15/2034 ~		7,072	7,028
Tricolor Auto Securitization Trust 3.300% due 02/18/2025		13,575	13,465
Venture CLO Ltd.
1.924% due 04/15/2027 •		1,094	1,082
2.083% due 04/20/2029 •		13,861	13,681
2.193% due 04/20/2032 •		22,000	21,525
Wellfleet CLO Ltd. 1.953% due 07/20/2029 •		21,179	20,967
Westlake Automobile Receivables Trust 1.481% (SOFR30A + 1.130%) due 08/15/2025 ~		17,600	17,605

Total Asset-Backed Securities (Cost $1,269,204)			1,244,611

SOVEREIGN ISSUES 2.0%
Israel Government International Bond
0.750% due 07/31/2022	ILS	80,400	23,015
1.250% due 11/30/2022		12,100	3,466
Peru Government International Bond 8.200% due 08/12/2026	PEN	143,200	39,127
Provincia de Buenos Aires 49.102% due 04/12/2025	ARS	28,931	97
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	1,499,600	97,611

Total Sovereign Issues (Cost $186,995)			163,316

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos SAB de CV (b)		572	0

Total Common Stocks (Cost $606)			0

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 33.5%
REPURCHASE AGREEMENTS (h) 24.5%			1,992,714

SHORT-TERM NOTES 0.8%
HPEFS Equipment Trust 1.905% due 05/22/2023		$23,300	23,266
Southern California Edison Co. 1.845% (SOFRRATE + 0.470%) due 12/02/2022 ~		23,000	22,951
Westlake Automobile Receivables Trust 1.808% due 06/15/2023		19,300	19,294

			65,511

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (d)(e)	ARS	100,400	337

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

ISRAEL TREASURY BILLS 2.9%
0.035% due 07/06/2022 - 05/03/2023 (c)(d)	ILS	824,800	235,576

JAPAN TREASURY BILLS 3.6%
(0.133)% due 08/08/2022 - 09/12/2022 (c)(d)	JPY	39,135,000	288,489

U.S. TREASURY BILLS 0.4%
1.082% due 07/28/2022 - 09/22/2022 (c)(d)(l)		$29,426	29,373

			29,373

U.S. TREASURY CASH MANAGEMENT BILLS 1.3%
2.103% due 10/25/2022 (d)(e)		108,900	108,199

Total Short-Term Instruments (Cost $2,749,301)			2,720,199

Total Investments in Securities (Cost $8,753,484)			8,501,855

		SHARES
INVESTMENTS IN AFFILIATES 2.5%
SHORT-TERM INSTRUMENTS 2.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short Asset Portfolio		20,849,099	203,862
PIMCO Short-Term Floating NAV Portfolio III		14,996	146

Total Short-Term Instruments (Cost $203,338)			204,008

Total Investments in Affiliates (Cost $203,338)			204,008

Total Investments 107.1% (Cost $8,956,822)			$8,705,863
Financial Derivative Instruments (i)(k) (0.4)%(Cost or Premiums, net $62,350)			(34,446)
Other Assets and Liabilities, net (6.7)%			(541,343)

Net Assets 100.0%			$8,130,074

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	2.014%	01/25/2026	01/18/2022 - 05/11/2022	$14,280	$13,413	0.16%
Citigroup, Inc.	3.290	03/17/2026	03/10/2022	5,200	5,034	0.06
General Motors Co.	5.400	10/02/2023	05/07/2020	15,594	15,841	0.19
Wells Fargo & Co.	2.509	10/27/2023	10/20/2020	9,529	9,341	0.11

$44,603	$43,629	0.52%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOM	1.480%	06/29/2022	07/06/2022	$250,000	U.S. Treasury Notes 1.500% due 10/31/2024 - 11/30/2028	$(255,775)	$250,000	$250,021
BRC	1.530	06/30/2022	07/01/2022	345,200	U.S. Treasury Bonds 1.125% due 02/15/2031	(43,184)	345,200	345,215
U.S. Treasury Notes 1.750% due 08/15/2041	(311,821)
CIB	1.450	06/29/2022	07/06/2022	550,000	U.S. Treasury Notes 0.125% - 2.000% due 08/15/2023 - 06/30/2024	(560,621)	550,000	550,044
FICC	0.400	06/30/2022	07/01/2022	22,562	U.S. Treasury Notes 3.000% due 06/30/2024	(23,013)	22,562	22,562
FICC	1.450	06/30/2022	07/01/2022	118,200	U.S. Treasury Bonds 4.250% due 11/15/2040	(120,564)	118,200	118,205
JPM	1.420	06/27/2022	07/06/2022	CAD	400,000	Canada Government International Bond 1.500% - 2.000% due 04/01/2025 - 06/01/2032	(312,041)	310,752	310,800
JPS	1.530	07/01/2022	07/05/2022	$396,000	U.S. Treasury Bonds 2.000% - 2.375% due 05/15/2041 - 08/15/2051	(402,594)	396,000	396,000

Total Repurchase Agreements	$(2,029,613)	$1,992,714	$1,992,847

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (11.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2052	$33,000	$(28,417)	$(28,617)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2052	24,000	(21,572)	(21,565)
Uniform Mortgage-Backed Security, TBA	3.000	07/01/2052	332,203	(305,726)	(309,494)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2052	237,078	(220,920)	(220,631)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2052	347,200	(327,975)	(333,609)

Total Short Sales (11.2)%	$(904,610)	$(913,916)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(381) at a weighted average interest rate of 0.608%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	138	$345	$(129)	$(171)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	138	345	(112)	(111)
Put - CME 90-Day Eurodollar December 2022 Futures	97.500	12/19/2022	15,400	38,500	(9,797)	(49,218)
Call - CME 90-Day Eurodollar December 2022 Futures	98.500	12/19/2022	15,400	38,500	(8,064)	(667)
Put - CME 90-Day Eurodollar December 2023 Futures	96.500	12/18/2023	2,372	5,930	(3,500)	(3,463)

Total Written Options	$(21,602)	$(53,630)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2024	1,387	$336,417	$(4,627)	$728	$0
Euro-Bund 10-Year Bond September Futures	09/2022	1,851	288,597	9,373	6,983	0
U.S. Treasury 2-Year Note September Futures	09/2022	11,798	2,477,764	(4,871)	6,636	0
U.S. Treasury 5-Year Note September Futures	09/2022	3,787	425,091	3,601	2,460	(1)

$3,476	$16,807	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2022	4,892	$(1,177,871)	$(868)	$0	$(1,712)
Euro-BTP Italy Government Bond September Futures	09/2022	2,024	(261,144)	(11,384)	0	(6,215)
Japan Government 10-Year Bond September Futures	09/2022	65	(71,194)	297	10	(62)
U.S. Treasury 10-Year Note September Futures	09/2022	4,170	(494,275)	(7,763)	0	(4,235)
U.S. Treasury 30-Year Bond September Futures	09/2022	666	(92,324)	487	0	(1,124)
United Kingdom Long Gilt September Futures	09/2022	596	(82,694)	3,102	0	(1,328)

$(16,129)	$10	$(14,676)

Total Futures Contracts	$(12,653)	$16,817	$(14,677)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Enbridge, Inc.	1.000%	Quarterly	12/20/2024	0.778%	$25,000	$291	$(152)	$139	$0	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-38 5-Year Index	(5.000)%	Quarterly	06/20/2027	$223,344	$6,157	$53	$6,210	$290	$0
CDX.IG-38 5-Year Index	(1.000)	Quarterly	06/20/2027	791,700	(31)	40	9	154	0

$6,126	$93	$6,219	$444	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$1,400	$30	$(20)	$10	$0	$0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	4,600	100	(79)	21	0	(1)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	3,600	81	(72)	9	0	(1)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	EUR	173,300	9,962	(15,329)	(5,367)	0	(1,647)

$10,173	$(15,500)	$(5,327)	$0	$(1,649)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.800%	Annual	03/10/2032	GBP	24,850	$(669)	$(3,429)	$(4,098)	$444	$0
Pay	1-Day GBP-SONIO Compounded-OIS	0.800	Annual	03/11/2032		24,850	0	(4,099)	(4,099)	444	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/10/2052		9,200	687	2,476	3,163	0	(281)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052		9,200	0	3,163	3,163	0	(281)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		89,600	31,478	3,002	34,480	0	(2,666)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024	JPY	49,140,000	725	(1,152)	(427)	36	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		4,960,000	(127)	334	207	0	(101)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Annual	12/15/2041		1,690,000	959	551	1,510	0	(38)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		9,080,000	518	3,821	4,339	0	(272)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	12/21/2023		$607,400	(106)	72	(34)	783	0
Pay	1-Day USD-SOFR Compounded-OIS	2.200	Annual	06/15/2024		150,400	(271)	(1,964)	(2,235)	358	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.530	Annual	06/21/2024		878,800	185	4,250	4,435	1,268	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.400	Annual	12/07/2024		1,398,400	583	(18,502)	(17,919)	2,080	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.130	Annual	06/21/2025		920,700	206	4,417	4,623	1,460	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		150,400	(572)	(3,794)	(4,366)	856	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		227,800	45,156	(4,208)	40,948	0	(2,062)
Pay	1-Year BRL-CDI	11.212	Maturity	01/02/2025	BRL	654,700	0	(3,212)	(3,212)	301	0
Pay	1-Year BRL-CDI	12.225	Maturity	01/02/2025		12,700	0	(20)	(20)	6	0
Pay	1-Year BRL-CDI	12.235	Maturity	01/02/2025		65,200	0	(100)	(100)	30	0
Pay	1-Year BRL-CDI	12.395	Maturity	01/02/2025		388,200	0	(381)	(381)	176	0
Pay	1-Year BRL-CDI	12.590	Maturity	01/02/2025		62,800	0	(19)	(19)	28	0
Pay	1-Year BRL-CDI	12.316	Maturity	01/04/2027		323,200	0	(354)	(354)	185	0
Pay(6)	3-Month AUD-BBR-BBSW	4.500	Quarterly	06/20/2024	AUD	669,700	(9)	2,527	2,518	687	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	1,294,000	(3,109)	942	(2,167)	930	0
Pay(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		$766,900	(14,106)	(3,393)	(17,499)	1,009	0
Pay(6)	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	776,400	49	(2,686)	(2,637)	2,482	0
Receive	6-Month EUR-EURIBOR	0.750	Annual	06/15/2032		138,200	22,361	(3,401)	18,960	0	(2,582)

							$83,938	$(25,159)	$58,779	$13,563	$(8,283)

Total Swap Agreements							$100,528	$(40,718)	$59,810	$14,007	$(9,937)

(j)

Securities with an aggregate market value of $39,923 and cash of $162,974 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

(k)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2022	DKK	5,081		$723	$7	$0
	07/2022		$1,388	AUD	2,007	0	(3)
	07/2022		1,568	CAD	2,027	6	0
	07/2022	ZAR	536,283		$34,952	2,014	0
	08/2022	EUR	6,346		6,706	37	0
	08/2022	GBP	91,099		112,997	2,017	0
	08/2022	JPY	34,202,000		263,194	10,588	0
	08/2022	SEK	3,235		327	10	0
	08/2022		$10,925	BRL	57,771	0	(23)
	08/2022		723	DKK	5,071	0	(7)
	08/2022		14,523	EUR	13,690	4	(139)
	08/2022		6,083	GBP	4,886	0	(131)
	08/2022		1,823	JPY	241,800	0	(36)
	08/2022		17,412	NOK	165,783	0	(566)
BPS	07/2022	AUD	213,574		$148,174	808	(54)
	07/2022	MXN	3,378		162	0	(7)
	07/2022		$168	MXN	3,378	0	0
	07/2022	ZAR	33,289		$2,126	82	0
	08/2022	INR	5,784		74	1	0
	08/2022		$2,019	EUR	1,903	0	(19)
	08/2022		1,562	JPY	209,300	0	(15)
	09/2022	JPY	2,913,000		$21,802	232	0
	09/2022	MXN	3,378		166	0	0
BRC	08/2022		$6,235	GBP	4,943	0	(213)
	08/2022		2,949	JPY	395,100	0	(29)
	08/2022		12,001	NOK	117,438	0	(68)
	09/2022	JPY	3,437,000		$25,722	272	0
BSH	07/2022	BRL	1,723,777		312,902	0	(16,475)
	07/2022		$322,149	BRL	1,723,777	7,228	0
CBK	07/2022	ILS	75,004		$23,420	1,946	0
	08/2022	GBP	1,640		1,983	0	(15)
	08/2022	ILS	116,879		35,662	2,150	0
	08/2022	NZD	3,172		1,982	2	0
	08/2022		$10,925	BRL	57,760	0	(25)
	08/2022		2,276	GBP	1,799	0	(85)
	08/2022		28	PEN	107	0	0
	09/2022	ILS	129,509		$40,531	3,292	0
	09/2022	PEN	15,326		3,974	0	(2)
	10/2022	ILS	188,404		57,935	3,627	0
	10/2022	PEN	123,325		31,156	0	(711)
	11/2022	ILS	12,248		3,890	346	0
	12/2022		29,007		9,365	966	0
	12/2022	PEN	52,244		12,457	0	(991)
	01/2023	ILS	98,580		31,223	2,618	0
	05/2023		36,864		10,889	111	0
DUB	07/2022		$169	DKK	1,141	0	(8)
	08/2022	BRL	115,761		$21,850	6	0
	08/2022	EUR	76,668		81,410	836	0
	08/2022	GBP	260,026		320,755	3,985	0
	08/2022		$5,531	BRL	28,899	0	(70)
	08/2022		1,877	NZD	2,975	0	(19)
	10/2022	ILS	120,192		$37,667	3,022	0
	12/2022	ZAR	740,476		47,129	2,337	0
GLM	07/2022	CAD	200,000		154,775	0	(602)
	08/2022	PEN	8,822		2,318	22	0
	08/2022		$2,618	PEN	9,822	0	(62)
	11/2022	ILS	71,993		$23,318	2,526	0
HUS	07/2022	CAD	1,229		973	19	0
	07/2022		$90,219	AUD	130,999	203	0
	08/2022	AUD	130,999		$90,231	0	(210)
	08/2022	BRL	38,257		7,329	100	0
	08/2022	CNH	233,645		34,795	0	(102)
	08/2022	GBP	2,710		3,279	0	(23)
	08/2022	JPY	7,759,600		57,730	388	0
	08/2022	NOK	44,615		4,508	0	(25)
	08/2022		$2,802	BRL	13,758	0	(216)
	08/2022		47,963	JPY	6,524,500	252	0
	05/2023	CNH	127,706		$19,029	0	(83)
IND	08/2022		$1,127	NZD	1,793	0	(8)
JPM	07/2022	CAD	200,000		$154,731	0	(646)
	08/2022	CNH	102,715		15,275	0	(66)
	08/2022	EUR	10,597		11,107	0	(30)
	08/2022	KRW	127,225		100	1	0
	08/2022	NOK	387,940		39,086	0	(334)
	08/2022		$1,798	BRL	9,395	0	(23)
	08/2022		5,904	GBP	4,790	0	(69)
	08/2022		1,309	NZD	2,075	0	(14)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

09/2022	ILS	39,104	$12,256	1,012	0
MYI	07/2022	DKK	1,066	152	1	0
07/2022	$743	DKK	5,007	0	(37)
08/2022	BRL	13,749	$2,802	218	0
08/2022	INR	9,715	124	2	0
08/2022	KRW	164,667	129	1	0
08/2022	$1,383	AUD	2,007	3	0
08/2022	152	DKK	1,064	0	(1)
08/2022	2,919	EUR	2,797	21	0
08/2022	2,259	GBP	1,845	0	(11)
RBC	08/2022	NZD	1,486	$969	41	0
SCX	08/2022	CNH	414,457	61,870	6	(38)
08/2022	NZD	4,941	3,103	18	0
08/2022	$4,811	EUR	4,516	0	(65)
08/2022	1,210	GBP	968	0	(31)
09/2022	ZAR	675,246	$43,678	2,465	0
SOG	08/2022	$18,441	NOK	180,856	0	(64)
TOR	07/2022	CAD	13,418	$10,505	81	0
07/2022	$6,295	CAD	8,099	8	(12)
08/2022	CAD	8,099	$6,295	11	(8)
UAG	07/2022	$58,982	AUD	82,575	0	(1,985)
07/2022	4,895	ZAR	78,764	0	(62)

Total Forward Foreign Currency Contracts	$55,949	$(24,538)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.851%	08/04/2022	23,700	$254	$284

Total Purchased Options	$254	$284

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC AUD versus USD	$0.722	07/08/2022	62,730	$(325)	$(4)
BRC	Call - OTC AUD versus USD	0.738	08/11/2022	22,200	(127)	(16)
DUB	Call - OTC USD versus BRL	BRL	5.720	08/12/2022	109,230	(1,793)	(636)
MBC	Call - OTC USD versus BRL	5.615	08/09/2022	36,100	(560)	(275)
MYI	Call - OTC USD versus BRL	5.365	07/26/2022	22,000	(350)	(290)
Call - OTC USD versus BRL	5.288	08/29/2022	13,600	(228)	(459)

$(3,383)	$(1,680)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790%	04/08/2024	9,900	$(76)	$(77)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	9,900	(76)	(61)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	94,100	(645)	(625)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	94,100	(645)	(560)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	42,400	(154)	(178)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	42,400	(154)	(130)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	86,100	(269)	(376)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	86,100	(269)	(266)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	15,100	(102)	(110)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	15,100	(102)	(81)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	45,300	(287)	(310)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	45,300	(287)	(268)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	9,900	(76)	(76)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	9,900	(76)	(61)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	9,900	(75)	(79)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	9,900	(75)	(59)

$(3,368)	$(3,317)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	$99.141	07/07/2022	12,675	$(87)	$(79)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.820	08/04/2022	89,900	(548)	(461)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.367	08/04/2022	45,000	(281)	(166)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.750	08/04/2022	47,400	(222)	(230)
JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.156	09/07/2022	20,800	(73)	(138)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 07/01/2052	92.906	07/07/2022	23,000	(190)	(60)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.828	08/04/2022	24,100	(64)	(123)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	93.098	08/04/2022	53,300	(416)	(500)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	98.344	08/04/2022	42,900	(211)	(304)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.406	09/07/2022	10,300	(36)	(77)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	93.125	08/04/2022	10,600	(84)	(101)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 07/01/2052	96.000	07/07/2022	45,100	(236)	(106)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	97.305	07/07/2022	54,900	(343)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	23,325	(168)	(148)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.078	07/07/2022	23,000	(109)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.773	08/04/2022	90,600	(241)	(446)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.867	08/04/2022	5,000	(13)	(26)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2052	100.938	08/04/2022	135,900	(425)	(381)

$(3,747)	$(3,361)

Total Written Options	$(10,498)	$(8,358)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	3.013%	$38,000	$(1,834)	$(1,170)	$0	$(3,004)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	3,600	(173)	(126)	0	(299)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.726	1,800	(87)	(36)	0	(123)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.726	7,200	(352)	(142)	0	(494)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	1,800	(65)	(84)	0	(149)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	9,200	(444)	(283)	0	(727)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	1,700	(61)	(80)	0	(141)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	20,800	(1,069)	(657)	0	(1,726)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	46,800	(2,247)	(1,453)	0	(3,700)

Total Swap Agreements	$(6,332)	$(4,031)	$0	$(10,363)

(l)

Securities with an aggregate market value of $22,042 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2022 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,343,550	$0	$1,343,550
Industrials	0	622,352	0	622,352
Utilities	0	214,655	0	214,655
Municipal Bonds & Notes
Texas	0	1,047	0	1,047
U.S. Government Agencies	0	1,124,078	1	1,124,079
Non-Agency Mortgage-Backed Securities	0	1,068,046	0	1,068,046
Asset-Backed Securities	0	1,244,611	0	1,244,611
Sovereign Issues	0	163,316	0	163,316
Short-Term Instruments
Repurchase Agreements	0	1,992,714	0	1,992,714
Short-Term Notes	0	65,511	0	65,511
Argentina Treasury Bills	0	337	0	337
Israel Treasury Bills	0	235,576	0	235,576
Japan Treasury Bills	0	288,489	0	288,489
U.S. Treasury Bills	0	29,373	0	29,373
U.S. Treasury Cash Management Bills	0	108,199	0	108,199

	$0	$8,501,854	$1	$8,501,855
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$204,008	$0	$0	$204,008

Total Investments	$204,008	$8,501,854	$1	$8,705,863

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(913,916)	$0	$(913,916)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,993	23,831	0	30,824
Over the counter	0	56,233	0	56,233

	$6,993	$80,064	$0	$87,057
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7,605)	(70,639)	0	(78,244)
Over the counter	0	(43,259)	0	(43,259)

	$(7,605)	$(113,898)	$0	$(121,503)

Total Financial Derivative Instruments	$(612)	$(33,834)	$0	$(34,446)

Totals	$203,396	$7,554,104	$1	$7,757,501

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Low Duration Fund II	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.5% ¤
CORPORATE BONDS & NOTES 12.2%
BANKING & FINANCE 6.8%
Bank of America Corp. 1.486% due 05/19/2024 •	$1,100	$1,075
Camden Property Trust 3.500% due 09/15/2024	1,100	1,085
Capital One Financial Corp.
2.636% due 03/03/2026 •	1,100	1,040
4.166% due 05/09/2025 •	900	888
4.250% due 04/30/2025	500	499
Citigroup, Inc.
1.669% (SOFRRATE + 0.694%) due 01/25/2026 ~(f)	800	773
2.014% due 01/25/2026 •(f)	800	750
Equitable Financial Life Global Funding 0.800% due 08/12/2024	1,300	1,214
Federal Realty OP LP 3.950% due 01/15/2024	1,000	999
GA Global Funding Trust
0.800% due 09/13/2024	1,000	917
1.250% due 12/08/2023	900	864
3.850% due 04/11/2025	1,000	982
Goldman Sachs Group, Inc.
2.009% (SOFRRATE + 0.620%) due 12/06/2023 ~	900	890
2.255% (US0003M + 0.750%) due 02/23/2023 ~	1,200	1,198
3.198% (US0003M + 1.600%) due 11/29/2023 ~	900	903
JPMorgan Chase & Co.
0.697% due 03/16/2024 •	1,100	1,076
2.272% (SOFRRATE + 0.765%) due 09/22/2027 ~	1,000	944
KeyCorp 3.878% due 05/23/2025 •	900	894
Metropolitan Life Global Funding 0.950% due 07/02/2025	1,300	1,197
Morgan Stanley 2.630% due 02/18/2026 •	2,900	2,770
Nissan Motor Acceptance Co. LLC 2.650% due 07/13/2022	800	800
Reliance Standard Life Global Funding 2.625% due 07/22/2022	1,000	1,000
Wells Fargo & Co. 2.469% (US0003M + 1.230%) due 10/31/2023 ~	1,500	1,501

		24,259

INDUSTRIALS 3.5%
7-Eleven, Inc. 0.800% due 02/10/2024	1,300	1,233
AbbVie, Inc. 3.200% due 11/06/2022	1,000	1,001
American Airlines Pass-Through Trust 3.575% due 07/15/2029	1,107	1,030
CenterPoint Energy Resources Corp. 2.111% (US0003M + 0.500%) due 03/02/2023 ~	805	803
Daimler Finance North America LLC 2.550% due 08/15/2022	1,300	1,300
Daimler Trucks Finance North America LLC
1.125% due 12/14/2023	1,000	961
1.930% (SOFRRATE + 0.500%) due 06/14/2023 ~	1,100	1,096
2.088% (SOFRRATE + 0.600%) due 12/14/2023 ~	1,000	992
2.230% (SOFRRATE + 0.750%) due 12/13/2024 ~	1,000	988
Elevance Health, Inc. 3.350% due 12/01/2024	800	790
Komatsu Finance America, Inc. 2.437% due 09/11/2022	1,200	1,198
Volkswagen Group of America Finance LLC 3.125% due 05/12/2023	900	894

		12,286

UTILITIES 1.9%
AEP Texas, Inc. 2.400% due 10/01/2022	300	300

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2022 (Unaudited)

Atmos Energy Corp. 2.070% (US0003M + 0.380%) due 03/09/2023 ~	1,300	1,297
Entergy Arkansas LLC 3.050% due 06/01/2023	1,100	1,097
NextEra Energy Capital Holdings, Inc. 1.775% (US0003M + 0.270%) due 02/22/2023 ~	1,100	1,093
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	1,100	1,084
Virginia Electric & Power Co. 2.750% due 03/15/2023	1,800	1,789

		6,660

Total Corporate Bonds & Notes (Cost $44,586)		43,205

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.4%
California Earthquake Authority Revenue Notes, Series 2020 1.327% due 07/01/2022	1,600	1,600

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 1.041% due 11/01/2023	700	682

Total Municipal Bonds & Notes (Cost $2,300)		2,282

U.S. GOVERNMENT AGENCIES 23.0%
Fannie Mae
1.524% due 07/01/2042 •	38	38
1.574% due 09/01/2041 •	98	99
1.694% due 01/01/2035 •	24	25
1.724% due 08/01/2030 •	32	32
1.952% due 07/01/2035 •	3	3
2.074% due 10/25/2030 •	10	10
2.250% due 01/01/2024 •	7	7
2.352% due 05/01/2038 •	143	148
2.430% due 11/01/2034 •	96	100
2.978% due 06/01/2035 •	89	89
4.000% due 01/25/2033	7	7
4.411% due 09/01/2028 •	6	6
4.500% due 01/01/2036	147	148
4.626% due 01/25/2040 •(a)	819	96
4.898% due 12/25/2042 ~	37	37
8.000% due 11/25/2023	1	1
Freddie Mac
0.000% due 05/15/2037 (b)(e)	78	70
0.650% due 10/22/2025 - 10/27/2025	10,600	9,736
0.680% due 08/06/2025	8,300	7,723
0.800% due 10/28/2026	2,600	2,337
1.200% (US0001M + 0.400%) due 12/15/2042 ~	451	447
1.524% due 02/25/2045 •	243	248
1.874% (US0001M + 0.550%) due 07/15/2041 ~	373	375
2.000% due 11/15/2026	262	259
2.044% due 05/15/2037 •	160	162
2.789% due 07/01/2035 •	17	17
4.000% due 08/01/2048	1,310	1,315
5.126% due 04/15/2037 •(a)	718	94
6.500% due 07/25/2043	322	350
7.562% due 08/15/2044 •	284	311
8.500% due 06/01/2025	1	1
Ginnie Mae
0.898% due 06/20/2065 •	328	326
1.032% due 09/20/2067 •	1,453	1,455
1.303% (US0001M + 0.500%) due 07/20/2067 ~	1,621	1,610
1.403% due 03/20/2065 •	1,141	1,132
1.433% due 03/20/2065 •	1,092	1,081
1.573% due 10/20/2066 •	675	673
1.603% due 05/20/2066 •	432	430
1.625% (H15T1Y + 1.500%) due 07/20/2023 - 07/20/2025 ~	17	18
1.625% due 07/20/2030 •	19	19
1.653% due 04/20/2066 •	859	855
1.703% (US0001M + 0.900%) due 04/20/2066 ~	757	755
1.750% (H15T1Y + 1.500%) due 10/20/2025 ~	30	30
1.875% (H15T1Y + 1.500%) due 06/20/2025 ~	3	3
1.875% due 04/20/2027 - 05/20/2027 •	28	27
2.053% due 08/20/2070 •	1,262	1,284
4.500% due 08/20/2048	1,234	1,257
Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 04/01/2052	16,292	15,209
3.500% due 07/01/2047 - 11/01/2047	5,913	5,783
4.000% due 08/01/2048	452	453
4.500% due 04/01/2024 - 07/01/2025	198	202
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2052	10,100	9,409

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2022 (Unaudited)

3.500% due 07/01/2052 - 08/01/2052	12,200	11,729
4.000% due 07/01/2052	3,500	3,452

Total U.S. Government Agencies (Cost $84,729)		81,483

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.8%
280 Park Avenue Mortgage Trust 2.071% due 09/15/2034 •	900	884
Austin Fairmont Hotel Trust 2.374% due 09/15/2032 •	900	880
BAMLL Commercial Mortgage Securities Trust
2.374% due 04/15/2036 •	900	882
2.374% due 09/15/2038 •	900	872
Banc of America Funding Trust 2.966% due 05/25/2035 ~	163	160
Barclays Commercial Mortgage Securities Trust
2.324% due 07/15/2037 •	900	877
3.662% due 04/15/2055 ~	1,700	1,614
Bear Stearns Adjustable Rate Mortgage Trust
2.086% due 01/25/2034 ~	22	22
2.548% due 02/25/2033 ~	1	1
2.842% due 02/25/2033 ~	3	3
3.383% due 02/25/2036 ^~	7	6
Bear Stearns ALT-A Trust 2.752% due 05/25/2035 ~	130	125
Beneria Cowen & Pritzer Collateral Funding Corp. 2.123% due 06/15/2038 •	900	866
BX Trust
2.124% due 05/15/2030 •	900	872
2.411% due 10/15/2036 •	900	876
Citigroup Mortgage Loan Trust, Inc.
2.190% due 09/25/2035 •	19	19
3.790% due 09/25/2035 •	12	12
Colony Mortgage Capital Ltd. 2.453% due 11/15/2038 •	900	872
Commercial Mortgage Trust
2.224% due 06/15/2034 •	900	881
2.625% due 12/15/2038 •	900	864
Countrywide Home Loan Mortgage Pass-Through Trust
1.991% due 02/20/2036 ^•	192	183
2.520% due 02/20/2035 ~	10	10
2.711% due 11/25/2034 ~	35	34
Credit Suisse First Boston Mortgage Securities Corp.
1.081% due 03/25/2032 ~	14	13
5.021% due 06/25/2032 ~	1	1
Credit Suisse Mortgage Capital Trust 2.215% due 11/25/2061 ~	584	560
CRSNT Commercial Mortgage Trust 2.150% due 04/15/2036 •	1,300	1,256
DROP Mortgage Trust 2.470% (US0001M + 1.150%) due 10/15/2043 ~	1,100	1,063
Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~	894	873
GS Mortgage Securities Trust 3.206% due 02/10/2048	1,045	1,032
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	933	801
2.500% due 08/25/2052 ~	981	840
3.000% due 09/25/2052 ~	989	884
GSR Mortgage Loan Trust
2.938% due 09/25/2035 ~	130	127
3.037% due 06/25/2034 ~	187	184
Hawaii Hotel Trust 2.474% due 05/15/2038 •	1,300	1,266
Impac CMB Trust 2.324% due 02/25/2036 •	365	336
InTown Hotel Portfolio Trust 2.425% due 01/15/2033 •	900	896
JP Morgan Chase Commercial Mortgage Securities Trust
2.174% (US0001M + 0.850%) due 12/15/2036 ~	900	883
2.840% due 12/15/2047	561	560
JP Morgan Mortgage Trust 2.358% due 04/25/2035 ~	113	115
LUXE Commercial Mortgage Trust 2.374% due 10/15/2038 •	1,000	965
MASTR Adjustable Rate Mortgages Trust 3.052% due 11/21/2034 ~	212	203
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.184% due 08/15/2032 •	498	459
Merrill Lynch Mortgage Investors Trust 2.820% due 02/25/2035 ~	61	58
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048	1,819	1,739
New Orleans Hotel Trust 2.313% due 04/15/2032 •	900	869

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2022 (Unaudited)

OBX Trust
1.826% due 10/25/2051 •	922	863
3.000% due 01/25/2052 ~	865	769
One Market Plaza Trust 3.614% due 02/10/2032	1,800	1,768
Prime Mortgage Trust 2.024% (US0001M + 0.400%) due 02/25/2034 ~	10	10
Ready Capital Mortgage Financing LLC
2.624% due 04/25/2038 •	1,147	1,109
2.824% (US0001M + 1.200%) due 11/25/2036 ~	899	864
SFO Commercial Mortgage Trust 2.474% due 05/15/2038 •	1,900	1,819
Structured Asset Mortgage Investments Trust
1.884% (US0001M + 0.260%) due 03/25/2037 ~	125	45
2.095% due 07/19/2035 •	37	35
2.255% due 09/19/2032 •	20	20
3.508% (US0006M + 0.760%) due 05/19/2035 ~	456	440
3.905% due 06/25/2029 ~	19	19
Tharaldson Hotel Portfolio Trust 2.170% (US0001M + 1.050%) due 11/11/2034 ~	1,053	1,023
Towd Point HE Trust 0.918% due 02/25/2063 ~	472	451
UWM Mortgage Trust 1.876% due 12/25/2051 •	954	897
Waikiki Beach Hotel Trust 2.374% (US0001M + 1.050%) due 12/15/2033 ~	1,250	1,217
WaMu Mortgage Pass-Through Certificates Trust
1.546% due 01/25/2046 •	162	154
1.876% (12MTA + 1.400%) due 06/25/2042 ~	8	7
2.164% (US0001M + 0.540%) due 07/25/2045 ~	33	32
2.164% due 12/25/2045 •	37	36
2.204% due 10/25/2045 •	24	23
Wells Fargo Mortgage-Backed Securities Trust 3.958% due 11/25/2048 ~	1,572	1,552
Wells Fargo-RBS Commercial Mortgage Trust 3.995% due 05/15/2047	900	889

Total Non-Agency Mortgage-Backed Securities (Cost $43,188)		41,840

ASSET-BACKED SECURITIES 7.5%
American Credit Acceptance Receivables Trust 2.660% due 02/13/2026	835	828
Asset-Backed Securities Corp. Home Equity Loan Trust 2.974% (US0001M + 1.650%) due 03/15/2032 ~	80	79
BDS Ltd. 3.307% due 03/19/2039 •	1,700	1,685
Bear Stearns Asset-Backed Securities Trust 2.624% due 10/25/2037 •	24	24
Carvana Auto Receivables Trust
2.570% due 05/12/2025	800	793
3.330% due 07/10/2025	900	895
Credit-Based Asset Servicing & Securitization Trust 1.684% (US0001M + 0.060%) due 11/25/2036 ~	12	6
Dell Equipment Finance Trust
1.217% due 03/22/2023	283	282
2.110% due 08/23/2027	500	494
Edsouth Indenture LLC 2.774% due 09/25/2040 •	77	77
Flagship Credit Auto Trust 3.280% due 08/15/2025	900	895
Fremont Home Loan Trust 1.684% (US0001M + 0.060%) due 01/25/2037 ~	7	3
FS Rialto Issuer LLC 2.692% (SOFR30A + 1.900%) due 01/19/2039 ~	1,100	1,080
GLS Auto Receivables Issuer Trust 1.980% due 08/15/2025	744	735
GM Financial Automobile Leasing Trust 2.930% due 10/21/2024	900	895
GM Financial Consumer Automobile Receivables Trust 2.520% due 05/16/2025	1,000	992
GSAMP Trust 1.694% (US0001M + 0.070%) due 12/25/2036 ~	46	24
Hertz Vehicle Financing LLC
3.370% due 03/25/2025	900	887
3.730% due 09/25/2026	900	884
HPEFS Equipment Trust 3.150% due 09/20/2029	900	894
HSI Asset Loan Obligation Trust 1.744% due 12/25/2036 •	75	26
LL ABS Trust 3.760% due 11/15/2029	810	803
MF1 Ltd. 2.960% due 06/19/2037 •	900	883
Mosaic Solar Loan Trust 2.640% due 01/20/2053	871	786

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2022 (Unaudited)

Navient Private Education Loan Trust 2.774% due 07/16/2040 •	864	861
Santander Drive Auto Receivables Trust 2.760% due 03/17/2025	3,500	3,480
Securitized Asset-Backed Receivables LLC Trust 1.744% (US0001M + 0.120%) due 12/25/2036 ^~	84	24
SLM Student Loan Trust 1.304% due 01/25/2027 •	219	218
SMB Private Education Loan Trust
1.830% due 02/16/2055 •	900	897
3.940% due 02/16/2055	900	879
Stonepeak ABS 2.301% due 02/28/2033	897	837
Structured Asset Investment Loan Trust 2.599% (US0001M + 0.975%) due 10/25/2033 ~	9	9
Tricolor Auto Securitization Trust 3.300% due 02/18/2025	837	830
VMC Finance LLC 2.692% (SOFR30A + 1.900%) due 02/18/2039 ~	1,800	1,770
Westlake Automobile Receivables Trust 1.481% (SOFR30A + 1.130%) due 08/15/2025 ~	1,800	1,801

Total Asset-Backed Securities (Cost $27,036)		26,556

SHORT-TERM INSTRUMENTS 53.4%
REPURCHASE AGREEMENTS (g) 23.5%		83,334

SHORT-TERM NOTES 1.0%
HPEFS Equipment Trust 1.905% due 05/22/2023	900	899
Southern California Edison Co. 1.845% (SOFRRATE + 0.470%) due 12/02/2022 ~	1,000	998
Westlake Automobile Receivables Trust 1.808% due 06/15/2023	1,800	1,799

		3,696

U.S. TREASURY BILLS 20.9%
0.863% due 07/19/2022 - 09/01/2022 (d)(e)(j)	74,100	74,023

U.S. TREASURY CASH MANAGEMENT BILLS 8.0%
2.182% due 10/25/2022 - 11/01/2022 (c)(d)(e)	28,500	28,304

Total Short-Term Instruments (Cost $189,376)		189,357

Total Investments in Securities (Cost $391,215)		384,723

	SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short Asset Portfolio	1,068,654	10,449
PIMCO Short-Term Floating NAV Portfolio III	1,887	19

Total Short-Term Instruments (Cost $10,434)		10,468

Total Investments in Affiliates (Cost $10,434)		10,468

Total Investments 111.4% (Cost $401,649)		$395,191
Financial Derivative Instruments (h)(i) 0.0%(Cost or Premiums, net $1,043)		159
Other Assets and Liabilities, net (11.4)%		(40,465)

Net Assets 100.0%		$354,885

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	1.669%	01/25/2026	01/18/2022	$800	$773	0.22%
Citigroup, Inc.	2.014	01/25/2026	01/18/2022	800	750	0.21

$1,600	$1,523	0.43%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$1,934	U.S. Treasury Notes 3.000% due 06/30/2024	$(1,973)	$1,934	$1,934
1.450	06/30/2022	07/01/2022	81,400	U.S. Treasury Notes 3.250% due 06/30/2029	(83,028)	81,400	81,403

Total Repurchase Agreements	$(85,001)	$83,334	$83,337

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (15.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2052	$6,000	$(5,203)	$(5,203)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2052	2,000	(1,798)	(1,797)
Uniform Mortgage-Backed Security, TBA	3.000	07/01/2052	27,808	(19,529)	(19,929)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2052	1,808	(1,682)	(1,683)
Uniform Mortgage-Backed Security, TBA	3.500	07/01/2052	14,200	(11,623)	(11,736)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2052	13,900	(13,130)	(13,356)

Total Short Sales (15.1)%	$(52,965)	$(53,704)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(0) at a weighted average interest rate of X.XXX. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar December 2023 Futures	$96.500	12/18/2023	93	$233	$(138)	$(136)

Total Written Options	$(138)	$(136)

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

90-Day Eurodollar March Futures				03/2024	56	$13,583	$(187)		$30	$0
U.S. Treasury 2-Year Note September Futures				09/2022	788	165,492	(125)		443	0
U.S. Treasury 5-Year Note September Futures				09/2022	158	17,736	300		111	0

							$(12)		$584	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2022	173	$(20,506)	$8		$0	$(176)
U.S. Treasury 30-Year Bond September Futures				09/2022	28	(3,882)	28		0	(47)

							$36		$0	$(223)

Total Futures Contracts							$24		$584	$(223)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Citigroup, Inc.	1.000%	Quarterly	12/20/2022	0.587%	$900	$7	$(5)	$2	$0	$0
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.505	1,000	7	(4)	3	0	0

						$14	$(9)	$5	$0	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day USD-SOFR Compounded-OIS	3.300%	Annual	12/21/2023	$18,900	$(3)	$2	$(1)	$24	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.200	Annual	06/15/2024	6,100	(11)	(80)	(91)	15	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.530	Annual	06/21/2024	37,500	8	181	189	54	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.400	Annual	12/07/2024	56,700	24	(751)	(727)	84	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.130	Annual	06/21/2025	39,200	9	188	197	62	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	6,100	(23)	(154)	(177)	35	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	10,300	2,048	(196)	1,852	0	(93)
Pay(5)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023	31,400	(578)	(138)	(716)	41	0

						$1,474	$(948)	$526	$315	$(93)

Total Swap Agreements						$1,488	$(957)	$531	$315	$(93)

Cash of $3,854 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2022 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.851%	08/04/2022	900	$10	$11

Total Purchased Options	$10	$11

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	2,500	$(8)	$(10)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	2,500	(8)	(8)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	4,300	(31)	(35)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	4,300	(31)	(21)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	400	(1)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	400	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	3,700	(11)	(16)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	3,700	(12)	(11)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	3,400	(27)	(25)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	3,400	(27)	(22)

$(157)	$(151)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	$99.141	07/07/2022	501	$(4)	$(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.625	08/04/2022	1,800	(10)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.820	08/04/2022	3,500	(21)	(18)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.367	08/04/2022	1,800	(11)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.750	08/04/2022	1,800	(9)	(9)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.828	08/04/2022	900	(2)	(5)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	92.656	08/04/2022	900	(8)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	93.098	08/04/2022	2,700	(21)	(25)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	98.344	08/04/2022	1,400	(7)	(10)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 07/01/2052	96.000	07/07/2022	1,800	(9)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	97.305	07/07/2022	2,200	(14)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	899	(7)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.078	07/07/2022	900	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.773	08/04/2022	3,500	(9)	(17)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.867	08/04/2022	2,700	(7)	(14)

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2022 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2052	100.938	08/04/2022	5,300	(17)	(15)

$(160)	$(148)

Total Written Options	$(317)	$(299)

(j)

Securities with an aggregate market value of $163 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$24,259	$0	$24,259
Industrials	0	12,286	0	12,286
Utilities	0	6,660	0	6,660
Municipal Bonds & Notes
California	0	1,600	0	1,600
Texas	0	682	0	682
U.S. Government Agencies	0	81,483	0	81,483
Non-Agency Mortgage-Backed Securities	0	41,840	0	41,840
Asset-Backed Securities	0	26,556	0	26,556
Short-Term Instruments
Repurchase Agreements	0	83,334	0	83,334
Short-Term Notes	0	3,696	0	3,696
U.S. Treasury Bills	0	74,023	0	74,023
U.S. Treasury Cash Management Bills	0	28,304	0	28,304

$0	$384,723	$0	$384,723
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,468	$0	$0	$10,468

Total Investments	$10,468	$384,723	$0	$395,191

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(53,704)	$0	$(53,704)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	899	0	899
Over the counter	0	11	0	11

$0	$910	$0	$910
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(452)	0	(452)
Over the counter	0	(299)	0	(299)

$0	$(751)	$0	$(751)

Total Financial Derivative Instruments	$0	$159	$0	$159

Totals	$10,468	$331,178	$0	$341,646

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Low Duration Income Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 7.1%
AAdvantage Loyalty IP Ltd. 5.813% (LIBOR03M + 4.750%) due 04/20/2028 ~		$12,328	$11,810
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 «~		500	461
AmSurg Corp. 13.000% due 04/30/2028 «		10,712	9,962
Aramark Services, Inc. 3.416% (LIBOR03M + 1.750%) due 03/11/2025 ~		93	89
Avantor Funding, Inc. 3.666% (LIBOR03M + 2.000%) due 11/21/2024 ~		74	73
Avolon TLB Borrower 1 (U.S.) LLC
3.095% (LIBOR03M + 1.500%) due 02/12/2027 ~		744	704
3.845% (LIBOR03M + 2.250%) due 12/01/2027 ~		6,633	6,320
Axalta Coating Systems US Holdings Inc. 4.000% (LIBOR03M + 1.750%) due 06/01/2024 ~		400	392
Caesars Resort Collection LLC
4.416% (LIBOR03M + 2.750%) due 12/23/2024 ~		73,179	70,648
5.166% (LIBOR03M + 3.500%) due 07/21/2025 ~		18,331	17,718
Carnival Corp.
3.750% - 3.975% (EUR003M + 3.750%) due 06/30/2025 ~	EUR	7,980	7,756
5.877% (LIBOR03M + 3.000%) due 06/30/2025 ~		$17,163	16,022
6.127% (LIBOR03M + 3.250%) due 10/18/2028 «~		6,915	6,224
Cengage Learning, Inc. 5.750% (LIBOR03M + 4.750%) due 07/14/2026 ~		12,070	10,929
CenturyLink, Inc. 3.916% (LIBOR03M + 2.250%) due 03/15/2027 ~		3,828	3,525
Charter Communications Operating LLC 3.420% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,681	1,608
DirecTV Financing LLC 6.666% (LIBOR03M + 5.000%) due 08/02/2027 ~		4,849	4,484
Envision Healthcare Corp. TBD% due 04/30/2027		5,300	5,234
Galderma 6.000% (LIBOR03M + 3.750%) due 10/01/2026 ~		18,131	16,839
GVC Holdings PLC 2.250% (EUR003M + 2.250%) due 03/29/2024 ~	EUR	45,800	45,476
Hertz Corp. 4.920% (LIBOR03M + 3.250%) due 06/30/2028 ~		$3,371	3,182
Hilton Worldwide Finance LLC 3.374% (LIBOR03M + 1.750%) due 06/22/2026 ~		4,007	3,847
iHeartCommunications, Inc. 4.666% (LIBOR03M + 3.000%) due 05/01/2026 ~		4,893	4,557
II-VI, Inc. TBD% due 01/14/2028		4,427	4,255
Ineos Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	106,686	107,015
Intelsat Jackson Holdings SA 4.920% due 02/01/2029		$7,696	7,061
Lealand Finance Co. BV 4.666% (LIBOR03M + 3.000%) due 06/28/2024 «~		156	97
Lealand Finance Co. BV (2.666% Cash and 3.000% PIK) 5.666% (LIBOR03M + 1.000%) due 06/30/2025 ~(c)		581	298
Marriott Ownership Resorts, Inc. 3.416% (LIBOR03M + 1.750%) due 08/29/2025 ~		245	234
MH Sub LLC 5.416% (LIBOR03M + 3.500%) due 09/13/2024 ~		5,294	5,007
Nielsen Finance LLC 3.190% (LIBOR03M + 2.000%) due 10/04/2023 ~		58	58
Petco Health & Wellness Co., Inc. 5.500% (LIBOR03M + 3.250%) due 03/03/2028 ~		2,765	2,610
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/11/2028 ~		11,017	10,387
Press Ganey (Azalea Topco) 4.739% - 5.166% (LIBOR03M + 3.500%) due 07/24/2026 ~		10,819	10,102
PUG LLC 5.166% (LIBOR03M + 3.500%) due 02/12/2027 ~		386	354
RegionalCare Hospital Partners Holdings, Inc. 5.416% (LIBOR03M + 3.750%) due 11/16/2025 ~		519	486
Sequa Mezzanine Holdings LLC 8.303% (LIBOR03M + 6.750%) due 11/28/2023 ~		10,075	10,033
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	690	549

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Sinclair Television Group, Inc. 4.170% (LIBOR03M + 2.500%) due 09/30/2026 ~		$1,173	1,079
SkyMiles IP Ltd. 4.813% (LIBOR03M + 3.750%) due 10/20/2027 ~		25,125	24,950
Softbank Vision Fund 5.000% due 12/21/2025 «		30,768	30,768
Sotera Health Holdings LLC 4.416% (LIBOR03M + 2.750%) due 12/11/2026 ~		7,203	6,861
SS&C European Holdings SARL 3.416% (LIBOR03M + 1.750%) due 04/16/2025 ~		175	167
SS&C Technologies, Inc. 3.416% (LIBOR03M + 1.750%) due 04/16/2025 ~		282	270
Stars Group Holdings BV
2.500% (EUR003M + 2.500%) due 07/21/2026 ~	EUR	14,100	13,668
4.500% (LIBOR03M + 2.250%) due 07/21/2026 ~		$13,857	13,204
Syniverse Holdings, Inc. 8.286% due 05/13/2027		4,242	3,744
Trans Union LLC 3.916% (LIBOR03M + 2.250%) due 12/01/2028 ~		2,032	1,945
TransDigm, Inc.
3.916% (LIBOR03M + 2.250%) due 08/22/2024 ~		36,855	35,578
3.916% (LIBOR03M + 2.250%) due 05/30/2025 ~		31,770	30,270
3.916% (LIBOR03M + 2.250%) due 12/09/2025 ~		41,117	39,145
Uber Technologies, Inc.
5.075% (LIBOR03M + 3.500%) due 04/04/2025 ~		28,565	27,485
5.075% (LIBOR03M + 3.500%) due 02/25/2027 ~		53,368	51,278
United Airlines, Inc. 5.150% - 5.392% (LIBOR03M + 3.750%) due 04/21/2028 ~		5,347	4,978
Univision Communications, Inc. 4.416% (LIBOR03M + 2.750%) due 03/15/2024 ~		2,273	2,236
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (c)		256	154
Windstream Services LLC 7.916% (LIBOR03M + 6.250%) due 09/21/2027 ~		9,892	9,298
Zayo Group Holdings, Inc. 4.666% (LIBOR03M + 3.000%) due 03/09/2027 ~		9,888	8,877
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		2,624	2,309

Total Loan Participations and Assignments (Cost $773,342)			714,670

CORPORATE BONDS & NOTES 25.3%
BANKING & FINANCE 8.0%
AIB Group PLC 4.263% due 04/10/2025 •		2,600	2,551
Ally Financial, Inc. 8.000% due 11/01/2031		2,364	2,629
Asian Development Bank 4.700% due 03/12/2024	MXN	10,200	463
Athora Netherlands NV 2.375% due 05/17/2024	EUR	300	312
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$6,957	5,677
3.950% due 07/01/2024		2,630	2,520
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	31,841	27,947
2.625% due 04/28/2025		2,028	1,888
3.625% due 09/24/2024		6,000	5,818
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(j)(k)		5,000	5,046
Banco BTG Pactual SA 4.500% due 01/10/2025		$2,100	2,025
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	7,100	1,718
Bank of Ireland Group PLC
6.000% due 09/01/2025 •(j)(k)	EUR	7,837	7,588
7.500% due 05/19/2025 •(j)(k)		1,800	1,875
Bank of Nova Scotia 4.900% due 06/04/2025 •(j)(k)		$13,656	12,696
Barclays Bank PLC 7.625% due 11/21/2022 (k)		11,356	11,470
Barclays PLC
6.125% due 12/15/2025 •(j)(k)		28,342	26,350
6.375% due 12/15/2025 •(j)(k)	GBP	200	225
7.125% due 06/15/2025 •(j)(k)		5,200	6,089
7.250% due 03/15/2023 •(j)(k)		15,925	19,110
7.750% due 09/15/2023 •(j)(k)		$11,690	11,515
7.875% due 09/15/2022 •(j)(k)	GBP	12,200	14,823
8.000% due 06/15/2024 •(j)(k)		$4,000	3,940
BGC Partners, Inc.
3.750% due 10/01/2024		3,840	3,751
4.375% due 12/15/2025		9,100	8,881
BNP Paribas SA 4.625% due 02/25/2031 •(j)(k)		10,900	8,071

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Corsair International Ltd.
4.850% due 01/28/2027 •	EUR	9,000	8,903
5.200% due 01/28/2029 •		4,100	4,013
Country Garden Holdings Co. Ltd. 8.000% due 01/27/2024		$1,300	864
Credit Suisse AG 6.500% due 08/08/2023 (k)		2,700	2,707
Credit Suisse Group AG
5.250% due 02/11/2027 •(j)(k)		3,600	2,790
6.250% due 12/18/2024 •(j)(k)		3,000	2,740
6.375% due 08/21/2026 •(j)(k)		3,200	2,652
7.125% due 07/29/2022 •(j)(k)		2,500	2,499
7.250% due 09/12/2025 •(j)(k)		5,200	4,519
7.500% due 07/17/2023 •(j)(k)		3,700	3,422
7.500% due 12/11/2023 •(j)(k)		11,300	10,793
CTP NV 1.250% due 06/21/2029	EUR	400	293
Deutsche Bank AG
3.547% due 09/18/2031 •		$800	670
3.961% due 11/26/2025 •		4,510	4,362
5.625% due 05/19/2031 •	EUR	3,500	3,669
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		$58	58
Enact Holdings, Inc. 6.500% due 08/15/2025		6,132	5,795
EPR Properties
4.750% due 12/15/2026		627	590
4.950% due 04/15/2028		316	291
Erste Group Bank AG
4.250% due 10/15/2027 •(j)(k)	EUR	4,000	3,316
6.500% due 04/15/2024 •(j)(k)		2,400	2,454
Fairfax Financial Holdings Ltd.
3.950% due 03/03/2031	CAD	2,700	1,834
4.625% due 04/29/2030		$18,080	17,376
FCE Bank PLC 1.615% due 05/11/2023	EUR	300	311
First-Citizens Bank & Trust Co. 2.969% due 09/27/2025 •		$1,300	1,253
Ford Motor Credit Co. LLC
0.346% due 12/01/2024 •	EUR	900	880
1.744% due 07/19/2024		9,200	8,929
2.386% due 02/17/2026		1,500	1,379
2.700% due 08/10/2026		$33,000	28,162
2.748% due 06/14/2024	GBP	2,500	2,815
2.979% due 08/03/2022		$4,700	4,700
3.021% due 03/06/2024	EUR	600	604
3.250% due 09/15/2025		2,200	2,118
3.350% due 11/01/2022		$5,800	5,769
3.370% due 11/17/2023		2,200	2,147
3.375% due 11/13/2025		24,200	21,868
3.550% due 10/07/2022		9,554	9,523
3.664% due 09/08/2024		2,180	2,066
4.134% due 08/04/2025		550	522
4.250% due 09/20/2022		5,679	5,677
4.535% due 03/06/2025	GBP	4,800	5,482
5.125% due 06/16/2025		$5,200	4,977
5.584% due 03/18/2024		1,161	1,157
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		2,569	2,429
GLP Capital LP
4.000% due 01/15/2031		1,000	864
5.300% due 01/15/2029		902	864
HSBC Holdings PLC
2.357% due 08/18/2031 •		6,935	5,628
2.848% due 06/04/2031 •		7,565	6,399
3.973% due 05/22/2030 •		2,400	2,207
4.292% due 09/12/2026 •		1,300	1,272
4.583% due 06/19/2029 •		1,000	965
4.600% due 12/17/2030 •(j)(k)		12,600	9,717
4.950% due 03/31/2030		11,964	11,831
5.250% due 09/16/2022 •(j)(k)	EUR	3,700	3,831
6.000% due 09/29/2023 •(j)(k)		4,000	4,156
Huarong Finance Co. Ltd. 2.500% due 02/24/2023		$900	880
ING Groep NV
4.875% due 05/16/2029 •(j)(k)		7,500	6,146
5.750% due 11/16/2026 •(j)(k)		3,325	3,045
International Finance Corp. 8.000% due 10/09/2023	IDR	7,400,000	513
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(j)(k)	EUR	9,200	9,175
KAF Kaerntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023 «		8,781	695
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025		3,500	3,407

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Lloyds Banking Group PLC
4.947% due 06/27/2025 •(j)(k)		400	395
7.500% due 06/27/2024 •(j)(k)		$800	778
7.500% due 09/27/2025 •(j)(k)		11,250	10,993
7.625% due 06/27/2023 •(j)(k)	GBP	3,880	4,728
7.875% due 06/27/2029 •(j)(k)		2,708	3,264
MPT Operating Partnership LP
0.993% due 10/15/2026	EUR	6,400	5,537
2.500% due 03/24/2026	GBP	2,500	2,700
3.375% due 04/24/2030		1,500	1,465
3.692% due 06/05/2028		1,100	1,162
5.250% due 08/01/2026		$2,140	2,025
Nationwide Building Society
3.960% due 07/18/2030 •		2,390	2,220
4.302% due 03/08/2029 •		5,600	5,365
Natwest Group PLC
0.000% due 05/08/2030 •		7,400	6,974
4.892% due 05/18/2029 •		1,430	1,387
5.076% due 01/27/2030 •		6,400	6,271
8.000% due 08/10/2025 •(j)(k)		1,900	1,885
Newmark Group, Inc. 6.125% due 11/15/2023		1,000	998
Nissan Motor Acceptance Co. LLC
1.671% (US0003M + 0.650%) due 07/13/2022 ~		384	384
2.450% due 09/15/2028		900	727
2.600% due 09/28/2022		1,518	1,511
2.650% due 07/13/2022		1,288	1,288
2.924% due 09/28/2022 •		290	289
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		728	619
OneMain Finance Corp.
5.625% due 03/15/2023		3,516	3,476
6.125% due 03/15/2024		20,410	19,542
6.875% due 03/15/2025		711	675
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		3,872	3,859
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,700	1,580
6.750% due 06/24/2024 •(j)(k)	GBP	35,308	41,474
Sitka Holdings LLC 6.750% due 07/06/2026 •		$25,221	24,413
Societe Generale SA
7.375% due 10/04/2023 •(j)(k)		2,800	2,699
7.875% due 12/18/2023 •(j)(k)		5,300	5,206
Standard Chartered PLC
4.750% due 01/14/2031 •(j)(k)		3,000	2,300
7.750% due 04/02/2023 •(j)(k)		700	692
UBS AG
5.125% due 05/15/2024 (k)		2,150	2,150
7.625% due 08/17/2022 (k)		4,500	4,513
UBS Group AG 4.875% due 02/12/2027 •(j)(k)		18,200	15,269
UniCredit SpA 7.830% due 12/04/2023		46,530	48,201
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	2,222	2,855
7.395% due 03/28/2024		2,041	2,557
Uniti Group LP
6.500% due 02/15/2029		$14,653	10,776
7.875% due 02/15/2025		39,171	37,919
VICI Properties LP
3.875% due 02/15/2029		3,700	3,189
4.500% due 09/01/2026		4,600	4,240
4.500% due 01/15/2028		3,219	2,939
4.625% due 06/15/2025		18,629	17,753
5.625% due 05/01/2024		22,052	21,822
5.750% due 02/01/2027		200	190
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		6,882	6,159

			815,364

INDUSTRIALS 12.5%
AA Bond Co. Ltd. 4.875% due 07/31/2043	GBP	5,750	6,965
Adevinta ASA
2.625% due 11/15/2025	EUR	3,300	3,104
3.000% due 11/15/2027 (n)		2,000	1,759
Air Canada 3.875% due 08/15/2026		$8,400	7,123
Altice Financing SA
3.000% due 01/15/2028	EUR	2,600	2,042
5.750% due 08/15/2029		$6,626	5,336
Altice France SA 8.125% due 02/01/2027		20,558	18,958

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Amdocs Ltd. 2.538% due 06/15/2030		5,400	4,554
American Airlines Pass-Through Trust
2.875% due 01/11/2036		1,300	1,111
3.000% due 04/15/2030		224	204
3.200% due 12/15/2029		816	748
3.350% due 04/15/2031		682	628
3.375% due 11/01/2028		18,887	16,963
3.575% due 07/15/2029		1,107	1,030
3.600% due 03/22/2029		931	864
3.650% due 02/15/2029		379	354
3.700% due 04/01/2028		600	521
American Airlines, Inc.
5.500% due 04/20/2026		26,400	24,349
5.750% due 04/20/2029		5,498	4,713
Boeing Co.
3.250% due 02/01/2035		200	152
5.150% due 05/01/2030		5,495	5,279
Bombardier, Inc.
7.500% due 03/15/2025		51,114	46,334
7.875% due 04/15/2027		3,083	2,574
British Airways Pass-Through Trust
2.900% due 09/15/2036		7,579	6,697
3.300% due 06/15/2034		825	737
Broadcom, Inc.
2.450% due 02/15/2031		5,000	4,022
3.137% due 11/15/2035		1,525	1,160
3.187% due 11/15/2036		1,274	970
3.469% due 04/15/2034		1,106	902
4.150% due 11/15/2030		1,700	1,559
4.300% due 11/15/2032		3,031	2,757
4.926% due 05/15/2037		4,138	3,716
Caesars Entertainment, Inc. 6.250% due 07/01/2025		8,100	7,834
Carnival Corp. 4.000% due 08/01/2028		5,300	4,365
Carvana Co.
5.500% due 04/15/2027		860	556
10.250% due 05/01/2030		25,900	21,324
CCO Holdings LLC 4.250% due 01/15/2034		8,600	6,673
CDW LLC 2.670% due 12/01/2026		15,100	13,481
Centene Corp. 2.450% due 07/15/2028		19,000	15,898
Champion Path Holdings Ltd. 4.850% due 01/27/2028		200	118
Charter Communications Operating LLC
3.500% due 06/01/2041		13,600	9,540
4.800% due 03/01/2050		1,760	1,398
Citrix Systems, Inc. 3.300% due 03/01/2030		852	832
CommScope, Inc. 8.250% due 03/01/2027		15,060	11,942
Community Health Systems, Inc.
4.750% due 02/15/2031		3,400	2,499
5.625% due 03/15/2027		23,817	20,223
8.000% due 03/15/2026		18,733	17,114
Corp. GEO SAB de CV 8.875% due 03/27/2049		1,200	0
Coty, Inc. 3.875% due 04/15/2026	EUR	11,900	11,064
CSC Holdings LLC 5.875% due 09/15/2022		$750	747
CVS Pass-Through Trust 7.507% due 01/10/2032		66	73
Delta Air Lines, Inc.
4.500% due 10/20/2025		1,700	1,653
4.750% due 10/20/2028		3,720	3,517
7.000% due 05/01/2025		10,653	10,797
DISH DBS Corp.
5.250% due 12/01/2026		9,410	7,394
5.750% due 12/01/2028		9,410	6,985
5.875% due 07/15/2022		7,958	7,937
Dufry One BV
2.000% due 02/15/2027	EUR	4,600	3,630
2.500% due 10/15/2024 (n)		9,814	9,352
Exela Intermediate LLC 11.500% due 07/15/2026		$91	30
Expedia Group, Inc. 6.250% due 05/01/2025		9,627	9,927
Gazprom PJSC Via Gaz Capital SA
2.250% due 11/22/2024	EUR	900	307
2.500% due 03/21/2026		16,200	5,093
2.949% due 01/24/2024		8,260	2,813
3.125% due 11/17/2023		5,000	2,227

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

8.625% due 04/28/2034		$300	112
Greene King Finance PLC
4.064% due 03/15/2035	GBP	2,470	2,847
5.106% due 03/15/2034		4,644	5,770
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		$13,700	11,638
Hyatt Hotels Corp.
2.563% (SOFRINDX + 1.050%) due 10/01/2023 ~		12,100	12,080
4.850% due 03/15/2026		2,700	2,693
iHeartCommunications, Inc.
6.375% due 05/01/2026		17,860	16,573
8.375% due 05/01/2027		3,587	2,858
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	1,100	1,008
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		500	410
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,474	1,314
Imperial Brands Finance PLC 3.500% due 07/26/2026		2,200	2,065
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		27,287	22,580
JetBlue Pass-Through Trust 4.000% due 05/15/2034		3,066	2,858
Kraft Heinz Foods Co. 3.875% due 05/15/2027		1,617	1,565
Las Vegas Sands Corp.
3.200% due 08/08/2024		1,400	1,324
3.500% due 08/18/2026		1,500	1,306
3.900% due 08/08/2029		1,200	981
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		1,500	1,297
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	18,100	15,117
Marriott International, Inc. 4.625% due 06/15/2030		$236	226
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		2,970	1,797
5.625% due 07/17/2027		6,600	4,434
5.750% due 07/21/2028		900	580
MGM China Holdings Ltd.
4.750% due 02/01/2027		400	284
5.875% due 05/15/2026		400	302
Micron Technology, Inc. 4.663% due 02/15/2030		1,425	1,368
Mileage Plus Holdings LLC 6.500% due 06/20/2027		11,867	11,699
Mitchells & Butlers Finance PLC
2.279% (US0003M + 0.450%) due 12/15/2030 ~		5,219	4,826
6.013% due 12/15/2030	GBP	297	368
NCL Corp. Ltd. 5.875% due 02/15/2027		$1,931	1,655
Netflix, Inc.
3.625% due 06/15/2030	EUR	1,900	1,728
3.875% due 11/15/2029		4,709	4,464
4.625% due 05/15/2029		1,600	1,586
4.875% due 06/15/2030		$1,400	1,284
5.375% due 11/15/2029		410	388
Nielsen Finance LLC 5.625% due 10/01/2028		1,000	932
Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	4,500	4,202
3.522% due 09/17/2025		$9,500	9,003
4.345% due 09/17/2027		23,270	21,379
4.810% due 09/17/2030		5,600	4,980
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (c)		957	1,048
Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/01/2022 (g)(j)		920	4
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(d)		3,300	197
5.500% due 04/12/2037 ^(d)		4,350	260
6.000% due 05/16/2024 ^(d)		1,810	114
6.000% due 11/15/2026 ^(d)		3,434	205
9.000% due 11/17/2022		100	6
9.750% due 05/17/2035 ^(d)		840	39
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	1,000	789
5.950% due 01/28/2031		$9,331	6,853
6.700% due 02/16/2032		25,103	19,194
6.750% due 09/21/2047		56	35
6.950% due 01/28/2060		3,800	2,351
7.690% due 01/23/2050		1,050	717
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		44,282	37,930

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Prosus NV
1.207% due 01/19/2026	EUR	4,077	3,728
1.288% due 07/13/2029		9,400	7,371
3.257% due 01/19/2027		$6,600	5,741
RAC Bond Co. PLC 4.565% due 05/06/2046	GBP	4,000	4,871
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		$82,583	80,475
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	100	78
3.375% due 06/18/2026	GBP	3,161	3,344
3.625% due 10/14/2025		$9,555	8,530
4.625% due 02/16/2026	EUR	16,872	16,653
5.750% due 10/15/2027	GBP	7,843	9,010
5.750% due 10/15/2027		$1,100	994
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023		13,400	13,284
10.875% due 06/01/2023		3,432	3,452
11.500% due 06/01/2025		40,686	41,905
Sands China Ltd.
2.550% due 03/08/2027		9,800	7,153
3.800% due 01/08/2026		2,900	2,328
4.875% due 06/18/2030		1,400	1,026
5.125% due 08/08/2025		26,853	22,572
5.400% due 08/08/2028		3,500	2,704
Seagate HDD Cayman 3.375% due 07/15/2031		4,700	3,662
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022		30	30
Sprint Spectrum Co. LLC
4.738% due 03/20/2025		2,681	2,684
5.152% due 09/20/2029		3,186	3,214
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	2,200	1,811
Studio City Finance Ltd.
5.000% due 01/15/2029		$1,600	829
6.000% due 07/15/2025		200	127
Surgery Center Holdings, Inc. 10.000% due 04/15/2027 (n)		46,033	44,650
Syngenta Finance NV
3.375% due 04/16/2026	EUR	1,000	1,036
4.441% due 04/24/2023		$6,400	6,454
4.892% due 04/24/2025		1,500	1,505
5.182% due 04/24/2028		5,000	5,066
T-Mobile USA, Inc.
2.250% due 02/15/2026		8,300	7,485
2.625% due 04/15/2026		19,426	17,665
Tenet Healthcare Corp. 6.750% due 06/15/2023		60,720	62,536
Times Square Hotel Trust 8.528% due 08/01/2026		140	145
Topaz Solar Farms LLC
4.875% due 09/30/2039		495	429
5.750% due 09/30/2039		3,889	3,537
Transocean Guardian Ltd. 5.875% due 01/15/2024		99	92
Transocean Pontus Ltd. 6.125% due 08/01/2025		25	23
Transocean, Inc.
7.250% due 11/01/2025		1,482	1,099
7.500% due 01/15/2026		1,268	908
8.000% due 02/01/2027		1,461	981
Triumph Group, Inc. 6.250% due 09/15/2024		4,525	4,042
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		667	608
4.625% due 12/03/2026		225	208
U.S. Renal Care, Inc. 10.625% due 07/15/2027		533	201
Uber Technologies, Inc.
4.500% due 08/15/2029		20,100	16,570
7.500% due 05/15/2025		22,737	22,575
United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,274	1,090
4.150% due 10/11/2025		167	164
4.300% due 02/15/2027		502	481
5.875% due 04/15/2029		32,265	31,758
United Airlines, Inc.
4.375% due 04/15/2026		6,564	5,807
4.625% due 04/15/2029		10,800	9,198
United Group BV 4.875% due 07/01/2024	EUR	7,040	6,728
Univision Communications, Inc.
5.125% due 02/15/2025		$11,437	10,785
6.625% due 06/01/2027		1,630	1,555

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Usiminas International SARL 5.875% due 07/18/2026		900	884
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (c)		239	232
Viking Cruises Ltd. 13.000% due 05/15/2025		8,300	8,517
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		600	474
VOC Escrow Ltd. 5.000% due 02/15/2028		3,000	2,415
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	5,100	4,377
Weir Group PLC 2.200% due 05/13/2026		$11,800	10,389
Western Midstream Operating LP 2.621% (US0003M + 1.850%) due 01/13/2023 ~		1,280	1,274
Wynn Las Vegas LLC
4.250% due 05/30/2023		800	769
5.250% due 05/15/2027		6,190	5,310
5.500% due 03/01/2025		12,300	11,279
Wynn Macau Ltd.
4.875% due 10/01/2024		16,160	12,039
5.125% due 12/15/2029		600	373
5.500% due 01/15/2026		25,600	17,769
5.500% due 10/01/2027		3,700	2,400
5.625% due 08/26/2028		9,800	6,064
Wynn Resorts Finance LLC 7.750% due 04/15/2025		18,479	18,008
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,458	1,503
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		2,366	1,967

			1,268,151

UTILITIES 4.8%
Gazprom PJSC via Gaz Finance PLC 2.950% due 04/15/2025	EUR	65,900	20,718
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024		$2,000	1,964
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)		1,993	1,229
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		4	4
Pacific Gas & Electric Co.
1.367% due 03/10/2023		51,325	50,556
1.700% due 11/15/2023		35,000	33,748
2.100% due 08/01/2027		14,923	12,522
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~		18,900	18,824
2.500% due 02/01/2031		200	153
2.950% due 03/01/2026		3,866	3,518
3.150% due 01/01/2026		28,529	26,160
3.250% due 06/15/2023		7,349	7,246
3.250% due 02/16/2024		41,700	40,641
3.250% due 06/01/2031		28,900	23,372
3.300% due 03/15/2027		1,510	1,354
3.300% due 12/01/2027		6,710	5,865
3.400% due 08/15/2024		5,892	5,668
3.450% due 07/01/2025		10,221	9,622
3.500% due 06/15/2025		11,026	10,452
3.750% due 02/15/2024		12,732	12,452
3.750% due 07/01/2028		5,599	4,948
3.750% due 08/15/2042		140	95
4.000% due 12/01/2046		32	22
4.250% due 08/01/2023		7,619	7,579
4.300% due 03/15/2045		479	349
4.450% due 04/15/2042		888	668
4.500% due 07/01/2040		2,303	1,788
4.500% due 12/15/2041		432	318
4.550% due 07/01/2030		11,197	9,960
4.600% due 06/15/2043		132	101
4.650% due 08/01/2028		800	742
4.750% due 02/15/2044		645	495
4.950% due 06/08/2025		12,700	12,466
4.950% due 07/01/2050		12,225	9,778
5.450% due 06/15/2027		10,700	10,365
Rio Oil Finance Trust
8.200% due 04/06/2028		358	373
9.250% due 07/06/2024		501	520
9.750% due 01/06/2027		126	135
Sprint Communications, Inc. 6.000% due 11/15/2022		11,458	11,542
Sprint Corp.
7.125% due 06/15/2024		38,235	39,357
7.625% due 02/15/2025		1,090	1,138
7.625% due 03/01/2026		122	129

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

7.875% due 09/15/2023	83,725	86,572
Transocean Phoenix 2 Ltd. 7.750% due 10/15/2024	22	21
Transocean Poseidon Ltd. 6.875% due 02/01/2027	563	496
Transocean Proteus Ltd. 6.250% due 12/01/2024	1,265	1,181

		487,206

Total Corporate Bonds & Notes (Cost $3,008,680)		2,570,721

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Apollo Commercial Real Estate Finance, Inc. 5.375% due 10/15/2023	17,228	16,830

INDUSTRIALS 0.0%
DISH Network Corp. 2.375% due 03/15/2024	4,400	3,888

Total Convertible Bonds & Notes (Cost $21,881)		20,718

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	50	53
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	20	22
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	125	126

		201

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	197	98
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (g)	51	29
4.000% due 07/01/2033	40	36
4.000% due 07/01/2035	36	32
4.000% due 07/01/2037	31	27
4.000% due 07/01/2041	30	26
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (g)	20	19
5.250% due 07/01/2023	44	45

		312

Total Municipal Bonds & Notes (Cost $535)		513

U.S. GOVERNMENT AGENCIES 33.0%
Fannie Mae
1.356% due 09/25/2042 •	5	5
2.753% due 09/01/2037 •	1,921	1,981
6.000% due 04/25/2043	4	5
Freddie Mac
0.861% due 01/25/2031 ~(a)	273,612	6,222
3.011% due 12/25/2047 ~	584	583
3.089% due 10/25/2046 ~	633	628
3.500% due 11/01/2046	613	600
4.000% due 08/01/2047	1,185	1,190
Ginnie Mae
1.625% due 07/20/2045 - 12/20/2045 •	2,454	2,433
5.000% due 01/20/2049	10	11
Ginnie Mae, TBA
2.500% due 07/01/2052	64,500	59,048
3.500% due 07/01/2052	83,700	81,346
4.000% due 07/01/2052	32,900	32,766
4.500% due 08/01/2052	11,100	11,224
5.000% due 08/01/2052	55,500	56,671
Uniform Mortgage-Backed Security
2.000% due 11/01/2036 - 05/01/2052	158,121	146,372
2.500% due 09/01/2040 - 02/01/2051	504,039	456,469
3.000% due 03/01/2030 - 07/01/2052	260,076	246,545
3.500% due 08/01/2047 - 07/01/2052	332,053	320,257
4.000% due 06/01/2038 - 07/01/2051	65,333	65,321
4.500% due 07/01/2023 - 10/01/2048	875	885
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2052 - 08/01/2052	416,132	387,310
3.500% due 07/01/2052 - 08/01/2052	849,252	816,618
4.000% due 04/01/2052 - 07/01/2052	660,183	650,466

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

4.500% due 08/01/2052		3,400	3,406

Total U.S. Government Agencies (Cost $3,468,932)			3,348,362

U.S. TREASURY OBLIGATIONS 6.9%
U.S. Treasury Bonds
2.750% due 08/15/2047		1,000	895
3.000% due 08/15/2048		80	76
3.000% due 02/15/2049		10	9
U.S. Treasury Inflation Protected Securities
0.125% due 07/15/2030		34,453	32,882
0.125% due 07/15/2031		65,183	62,032
0.250% due 07/15/2029 (p)		60,454	58,659
0.250% due 02/15/2050		5,644	4,466
0.375% due 01/15/2027 (p)		3,301	3,291
0.375% due 07/15/2027 (p)		898	895
0.625% due 02/15/2043		1,006	890
0.750% due 07/15/2028 (p)		10,888	10,972
0.750% due 02/15/2042		1,023	937
0.750% due 02/15/2045		5,278	4,735
0.875% due 01/15/2029 (p)		35,411	35,764
0.875% due 02/15/2047		5,868	5,432
1.000% due 02/15/2046		3,050	2,896
1.000% due 02/15/2048		6,799	6,503
1.000% due 02/15/2049		21,607	20,837
1.375% due 02/15/2044		992	1,017
2.125% due 02/15/2040 (i)		535	625
2.125% due 02/15/2041		528	614
U.S. Treasury Notes
0.875% due 11/15/2030 (r)		24,250	20,481
2.375% due 03/31/2029 (r)		108,500	103,878
2.375% due 05/15/2029 (p)(r)		196,800	188,563
2.500% due 01/31/2025 (p)(r)		23,130	22,832
2.625% due 01/31/2026 (p)		7,800	7,689
2.875% due 05/15/2032		98,410	97,318

Total U.S. Treasury Obligations (Cost $741,774)			695,188

NON-AGENCY MORTGAGE-BACKED SECURITIES 23.0%
225 Liberty Street Trust
4.501% due 02/10/2036		10,490	10,041
4.803% due 02/10/2036 ~		28,850	26,464
Adjustable Rate Mortgage Trust
2.855% due 11/25/2035 ^~		75	62
2.950% due 08/25/2035 ~		40	39
3.344% due 10/25/2035 ^~		102	98
American Home Mortgage Assets Trust
1.416% due 10/25/2046 •		3,595	2,680
1.749% due 03/25/2047 •		2,538	2,288
1.814% due 12/25/2046 ^•		4,566	3,874
American Home Mortgage Investment Trust
2.524% (US0001M + 0.900%) due 09/25/2035 ~		935	891
3.836% (US0006M + 1.750%) due 12/25/2035 ~		8,663	2,462
6.700% due 06/25/2036 þ		7,003	1,394
7.100% due 06/25/2036 þ		3,816	758
Ashford Hospitality Trust
2.574% due 04/15/2035 •		10,000	9,624
2.775% due 06/15/2035 •		3,000	2,889
3.175% due 06/15/2035 •		6,000	5,710
3.424% due 04/15/2035 •		16,150	15,146
4.075% (US0001M + 2.750%) due 06/15/2035 ~		6,600	6,195
Atrium Hotel Portfolio Trust
2.974% due 12/15/2036 •		8,450	8,001
3.274% due 12/15/2036 •		7,040	6,530
3.624% (US0001M + 2.300%) due 06/15/2035 ~		2,573	2,412
Austin Fairmont Hotel Trust
2.574% due 09/15/2032 •		12,155	11,804
2.774% (US0001M + 1.450%) due 09/15/2032 ~		4,000	3,865
3.574% due 09/15/2032 •		3,000	2,775
Avon Finance PLC
1.690% due 09/20/2048 •	GBP	18,612	22,541
2.290% due 09/20/2048 •		2,700	3,262
2.790% due 09/20/2048 •		2,700	3,260
3.290% due 09/20/2048 •		2,000	2,415
BAMLL Commercial Mortgage Securities Trust
2.924% (US0001M + 1.600%) due 04/15/2036 ~		$6,635	6,418
3.024% due 09/15/2034 •		3,370	3,194
3.324% due 09/15/2038 •		6,000	5,778
3.474% due 03/15/2037 •		6,500	6,363
3.824% (US0001M + 2.500%) due 03/15/2034 ~		21,269	20,453
4.074% due 09/15/2038 •		16,700	15,974
BAMLL Re-REMIC Trust 6.018% due 06/17/2050 ~		100	33
Banc of America Alternative Loan Trust 5.913% due 10/25/2036 ~		2,519	849

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Banc of America Funding Trust
1.992% due 12/20/2046 ^•	5,776	5,396
2.574% due 09/20/2035 ^~	31	28
3.005% due 05/20/2036 ^~	53	50
6.388% due 04/25/2037 ^þ	102	96
Banc of America Mortgage Trust
2.945% due 11/20/2046 ^~	204	187
2.954% due 01/25/2036 ^~	18	16
Barclays Commercial Mortgage Securities Trust
2.574% due 10/15/2037 •	3,000	2,848
3.715% due 07/15/2037 •	6,576	6,285
Barclays Commercial Real Estate Trust 4.715% due 08/10/2033 ~	2,520	2,305
BCAP LLC Trust
1.804% due 03/25/2037 •	2,493	2,301
2.917% due 03/27/2036 ~	692	527
3.193% due 10/26/2037 ~	568	568
6.500% due 06/26/2037 ~	7,568	2,413
Bear Stearns Adjustable Rate Mortgage Trust 2.961% due 01/25/2035 ~	2	2
Bear Stearns ALT-A Trust
2.771% due 11/25/2035 ^~	414	383
3.370% due 09/25/2047 ~	13,424	8,686
Bear Stearns Commercial Mortgage Securities Trust 5.312% due 06/11/2041 ~	96	94
Bear Stearns Structured Products, Inc. Trust 3.490% due 01/26/2036 ^~	309	256
Benchmark Mortgage Trust
3.404% due 12/15/2062 ~	11,595	10,694
3.626% due 09/15/2048 ~	3,000	2,727
BHP Trust 2.647% due 08/15/2036 •	2,975	2,846
Braemar Hotels & Resorts Trust 2.574% due 06/15/2035 •	3,344	3,192
BWAY Mortgage Trust
3.524% due 09/15/2036 •	7,124	6,864
4.174% due 09/15/2036 •	8,195	7,891
BX Trust
2.970% due 10/15/2036 •	13,200	12,344
3.219% (US0001M + 1.895%) due 10/15/2036 ~	14,600	13,638
3.294% due 05/15/2035 •	6,285	5,922
3.744% due 05/15/2035 •	11,541	10,794
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~	2,506	2,463
Chase Mortgage Finance Trust
3.080% due 02/25/2037 ~	547	531
5.500% due 12/25/2022 ^	528	259
6.000% due 05/25/2036	11,593	6,323
Citicorp Mortgage Securities Trust 6.000% due 05/25/2037	993	910
Citigroup Commercial Mortgage Trust
2.424% (US0001M + 1.100%) due 07/15/2030 ~	939	939
3.224% due 10/15/2036 •	15,070	14,511
3.624% due 10/15/2036 •	19,910	19,156
3.635% due 05/10/2035 ~	5,256	4,904
4.224% (US0001M + 2.900%) due 10/15/2036 ~	13,270	12,774
Citigroup Mortgage Loan Trust
0.000% due 05/01/2060 «~	537	538
3.162% due 11/25/2038 ~	25	25
4.083% due 05/01/2060 «~	385,994	383,884
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037 ^	48	45
Colony Mortgage Capital Ltd.
2.802% due 11/15/2038 •	7,850	7,496
4.045% due 11/15/2038 •	8,000	7,390
Commercial Mortgage Trust 2.874% due 06/15/2034 •	9,358	8,835
Countrywide Alternative Loan Trust
1.436% (12MTA + 0.960%) due 08/25/2046 ~	1,955	1,834
1.812% (US0001M + 0.200%) due 07/20/2046 ^~	90	69
1.856% (12MTA + 1.380%) due 11/25/2047 ^~	873	762
1.892% due 09/20/2046 •	982	659
1.944% due 07/25/2036 •	71	261
1.984% due 04/25/2046 •	1,275	1,187
2.024% due 02/25/2036 •	129	85
2.632% due 11/20/2035 ^•	27	15
5.000% due 08/25/2035	2,800	2,026
5.500% due 04/25/2035	1,000	767
5.500% due 12/25/2035	219	203
5.500% due 03/25/2036 ^	42	21
6.000% due 12/25/2034	872	815
6.000% due 03/25/2036 ^	407	219
6.000% due 08/25/2036 •	517	498
6.000% due 03/25/2037 ^	995	485
6.000% due 05/25/2037 ^	2,762	1,461

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
1.894% due 04/25/2035 •		143	132
2.264% due 03/25/2035 •		71	62
2.592% due 04/25/2035 ~		113	92
2.757% due 10/20/2034 ~		165	161
2.939% due 09/20/2036 ^ ~		814	737
3.182% due 02/20/2036 ^ ~		29	24
3.336% due 11/25/2037 ~		17,654	16,566
5.500% due 11/25/2035 ^		30	20
6.000% due 02/25/2037 ^		6,311	2,955
Countrywide Home Loan Reperforming REMIC Trust 1.984% due 03/25/2035 ^•		2,671	2,580
Credit Suisse Commercial Mortgage Trust 5.792% due 01/15/2049 ~		15,000	17,954
Credit Suisse First Boston Mortgage Securities Corp.
1.081% due 03/25/2032 ~		24	23
6.000% due 01/25/2036 ^		198	140
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		32,919	24,459
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		32,984	30,808
2.215% due 11/25/2061 ~		3,956	3,797
3.014% due 07/25/2050 ~		6,772	6,813
3.125% (US0001M + 1.800%) due 07/15/2038 ~		4,460	4,255
3.224% due 07/15/2032 •		2,537	2,381
3.303% due 07/10/2034 ~		7,137	7,128
3.625% due 07/15/2038 •		7,000	6,613
CRSNT Commercial Mortgage Trust
2.530% due 04/15/2036 •		16,000	15,290
2.880% due 04/15/2036 •		9,000	8,565
DBGS Mortgage Trust 3.975% (US0001M + 2.650%) due 10/15/2036 ~		19,393	18,512
DBWF Mortgage Trust 3.995% (US0001M + 2.400%) due 12/19/2030 ~		30,811	29,294
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.924% due 03/25/2037 ^•		219	216
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 ^þ		65	59
6.386% due 10/25/2036 ^þ		65	59
Downey Savings & Loan Association Mortgage Loan Trust 1.922% due 10/19/2036 ^•		290	184
Dragon Finance BV 1.074% due 07/13/2023 •	GBP	1,327	1,591
DROP Mortgage Trust 3.570% due 10/15/2043 •		$5,900	5,592
Eurosail PLC 2.290% due 09/13/2045 •	GBP	1,958	2,316
Extended Stay America Trust
0.513% due 07/15/2038 ~(a)		$2,331,350	332
2.405% (US0001M + 1.080%) due 07/15/2038 ~		62,118	60,656
3.575% (US0001M + 2.250%) due 07/15/2038 ~		7,962	7,704
First Horizon Mortgage Pass-Through Trust
2.683% due 02/25/2036 ~		15	13
5.750% due 05/25/2037 ^		75	38
FWD Securitization Trust 2.810% due 06/25/2049 ~		355	348
GS Mortgage Securities Corp. Trust
2.974% due 12/15/2036 •		3,182	3,102
3.124% (US0001M + 1.800%) due 07/15/2025 ~		7,135	6,741
3.224% due 12/15/2036 •		3,614	3,491
3.274% due 08/15/2032 •		6,813	6,467
3.424% due 07/15/2025 •		52,938	49,500
3.824% due 12/15/2036 •		1,000	950
GS Mortgage-Backed Securities Trust
0.000% due 01/25/2061 ~		1,186	1,168
0.000% due 01/25/2061 «~(a)		252,166	17,942
0.140% due 01/25/2061 ~(a)		247,109	1,238
2.750% due 01/25/2061 ~		211,370	203,296
3.250% due 01/25/2061 ~		12,636	11,508
3.500% due 01/25/2061 ~		8,832	8,378
3.875% due 01/25/2061 ~		7,473	7,102
4.250% due 01/25/2061 ~		4,076	3,806
4.750% due 01/25/2061 ~		3,533	3,319
5.326% due 01/25/2061 ~		3,303	3,325
GSMPS Mortgage Loan Trust
3.478% due 06/25/2034 ~		1,860	1,736
4.250% due 06/01/2072 «(b)		291,002	257,840
GSR Mortgage Loan Trust 3.049% due 11/25/2035 ~		5	5
HarborView Mortgage Loan Trust 2.073% due 06/19/2045 ^•		760	393
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~		3,856	3,718
Hawaii Hotel Trust
3.324% (US0001M + 2.000%) due 05/15/2038 ~		5,810	5,535
3.484% due 05/15/2038 •		58,016	54,845

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Hilton USA Trust 4.333% due 11/05/2038 ~	15,000	13,417
Impac CMB Trust 5.216% due 12/25/2032 þ	216	210
Impac Secured Assets Trust 2.264% due 03/25/2036 •	1,528	1,299
Independence Plaza Trust 4.356% due 07/10/2035	1,600	1,521
IndyMac INDA Mortgage Loan Trust 3.531% due 08/25/2037 ~	102	99
IndyMac INDX Mortgage Loan Trust
1.804% due 01/25/2037 •	8,939	8,286
2.926% due 09/25/2035 ^~	55	49
2.984% due 05/25/2037 ^~	1,276	1,095
3.089% due 05/25/2037 ^~	1,491	1,051
InTown Hotel Portfolio Trust
2.975% due 01/15/2033 •	250	247
4.825% (US0001M + 3.500%) due 01/15/2033 ~	11,695	11,530
JP Morgan Alternative Loan Trust
2.693% due 12/25/2036 ~	42	40
2.711% due 10/25/2036 ~	7,400	6,747
2.892% due 12/25/2035 ^~	483	376
3.048% due 05/25/2036 ^~	108	70
JP Morgan Chase Commercial Mortgage Securities Trust
2.824% due 12/15/2036 •	3,810	3,572
2.924% due 09/15/2029 •	7,700	7,436
3.174% due 09/15/2029 •	7,298	6,997
3.434% due 05/15/2034 •	5,900	5,779
3.824% due 05/15/2034 •	1,086	1,054
3.881% due 01/05/2031 ~	5,000	4,938
6.278% due 02/12/2051 ~	269	1,181
JP Morgan Mortgage Trust
2.904% due 07/25/2035 ~	10	10
3.084% due 06/25/2037 ^~	257	202
3.232% due 05/25/2036 ~	257	221
3.350% due 08/25/2036 ^~	677	581
6.500% due 09/25/2035	144	116
Lavender Trust 6.250% due 10/26/2036	1,105	671
Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ	15,553	14,914
1.892% due 10/25/2066 þ	6,022	5,848
1.991% due 09/25/2060 ~	4,013	3,920
Lehman Mortgage Trust
6.000% due 08/25/2036 ^	430	381
6.000% due 09/25/2037 ^	117	111
Lehman XS Trust
1.984% due 12/25/2036 •	7,691	7,622
2.004% (US0001M + 0.380%) due 09/25/2046 ~	191	178
LUXE Commercial Mortgage Trust 3.074% due 10/15/2038 •	16,839	15,957
MASTR Adjustable Rate Mortgages Trust 1.834% due 04/25/2046 •	228	206
MASTR Alternative Loan Trust 6.750% due 07/25/2036	396	172
MASTR Reperforming Loan Trust 8.000% due 08/25/2034	1,853	1,644
MBRT 3.774% (US0001M + 2.450%) due 11/15/2036 ~	33,511	31,759
Merrill Lynch Alternative Note Asset Trust 2.224% (US0001M + 0.600%) due 03/25/2037 ~	621	197
Merrill Lynch Mortgage Investors Trust
2.344% due 08/25/2035 •	1,900	1,806
2.596% due 11/25/2035 ~	39	38
MFT Trust
3.358% due 02/10/2042	5,000	4,298
3.593% due 02/10/2042 ~	6,815	5,765
Morgan Stanley Bank of America Merrill Lynch Trust 4.908% due 12/15/2046 ~	4,121	3,923
Morgan Stanley Capital Trust
2.724% due 11/15/2034 •	5,400	5,188
3.524% (US0001M + 2.200%) due 11/15/2034 ~	20,993	19,997
3.744% due 12/15/2036 •	9,000	8,524
4.401% due 12/15/2023 •	2,500	2,355
5.658% due 10/12/2052 ~	2,192	2,320
Morgan Stanley Mortgage Capital Holdings Trust 3.865% due 09/13/2039 ~	1,957	1,730
Mortgage Equity Conversion Asset Trust 3.270% due 01/25/2042 •	8,794	8,418
MRCD Mortgage Trust 2.718% due 12/15/2036	19,430	17,857
Natixis Commercial Mortgage Securities Trust
2.375% (US0001M + 1.050%) due 11/15/2034 ~	4,000	3,845
2.575% due 11/15/2034 •	4,000	3,826
4.193% due 04/10/2037 ~	21,999	19,867
4.932% due 06/17/2038 ~	11,200	9,963

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

New Orleans Hotel Trust
2.313% due 04/15/2032 •		3,300	3,186
2.913% due 04/15/2032 •		5,440	5,147
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~		2,478	2,387
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.814% due 06/25/2037 •		3,968	3,405
3.060% due 04/25/2036 ^~		2,077	1,834
Nomura Resecuritization Trust 2.524% due 01/25/2037 •		24,225	22,696
Pepper Residential Securities Trust 2.512% due 11/18/2060 •		1,023	1,022
PRET LLC
1.843% due 09/25/2051 þ		34,940	32,858
2.487% due 10/25/2051 ~		4,199	3,932
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		2,263	2,130
RBSSP Resecuritization Trust 2.495% due 01/26/2036 ~		3,440	3,105
Real Estate Asset Liquidity Trust 2.419% due 06/12/2054 ~	CAD	2,605	1,978
Residential Accredit Loans, Inc. Trust
1.326% due 09/25/2046 •		$5,690	5,038
1.836% (12MTA + 1.360%) due 09/25/2045 ~		214	195
1.944% due 01/25/2037 •		11,608	10,426
2.004% due 07/25/2036 •		159	157
6.000% due 09/25/2036 ^		373	194
Residential Funding Mortgage Securities, Inc. Trust 4.679% due 08/25/2036 ^~		11	10
RESIMAC Bastille Trust 1.733% due 09/05/2057 •		922	922
RMAC PLC 1.571% due 06/12/2046 •	GBP	289	350
Sequoia Mortgage Trust 2.375% due 09/20/2034 •		$212	194
SFO Commercial Mortgage Trust
3.724% (US0001M + 2.400%) due 05/15/2038 ~		23,560	22,181
4.224% due 05/15/2038 •		5,000	4,660
Starwood Mortgage Trust
3.024% (US0001M + 1.700%) due 04/15/2034 ~		7,734	7,450
3.574% due 04/15/2034 •		10,000	9,570
Stratton Mortgage Funding PLC 1.361% (SONIO/N + 0.900%) due 07/20/2060 ~	GBP	15,901	19,206
Structured Adjustable Rate Mortgage Loan Trust
1.924% (US0001M + 0.300%) due 02/25/2037 ~		$2,550	2,487
2.853% due 09/25/2035 ~		152	141
Structured Asset Mortgage Investments Trust
1.884% (US0001M + 0.260%) due 03/25/2037 ~		1,104	399
2.164% (US0001M + 0.540%) due 08/25/2035 ~		304	271
Structured Asset Securities Corp.
1.874% (US0001M + 0.250%) due 07/25/2035 ~		15,664	14,468
1.884% (US0001M + 0.260%) due 05/25/2043 ~		8,852	8,286
Structured Asset Securities Corp. Mortgage Loan Trust 1.874% due 05/25/2036 •		15,901	13,167
Sutherland Commercial Mortgage Loans 3.192% due 05/25/2037 ~		249	248
TBW Mortgage-Backed Trust
1.984% (US0001M + 0.360%) due 01/25/2037 ~		15,623	4,704
6.470% due 09/25/2036 ^þ		473	20
Tharaldson Hotel Portfolio Trust 3.420% due 11/11/2034 •		2,391	2,231
Trinity Square PLC
1.850% due 07/15/2059 •	GBP	9,700	11,684
2.150% (SONIO/N + 1.700%) due 07/15/2059 ~		2,800	3,323
2.450% (SONIO/N + 2.000%) due 07/15/2059 ~		1,900	2,248
3.200% (SONIO/N + 2.750%) due 07/15/2059 ~		900	1,060
Uropa Securities PLC 1.437% (BP0003M + 0.350%) due 10/10/2040 ~		3,127	3,516
VASA Trust
2.574% due 07/15/2039 •		$10,800	10,304
3.074% due 07/15/2039 •		10,000	9,520
Waikiki Beach Hotel Trust
2.804% due 12/15/2033 •		5,000	4,771
3.354% (US0001M + 2.030%) due 12/15/2033 ~		8,650	8,192
WaMu Commercial Mortgage Securities Trust
1.904% due 11/23/2043 ~		1,441	1,425
2.419% due 03/23/2045 ~		12,845	12,696
WaMu Mortgage Pass-Through Certificates Trust
1.134% due 12/25/2046 •		133	120
1.676% due 11/25/2042 •		55	51
2.184% due 11/25/2045 •		364	331
2.383% due 09/25/2033 ~		24	22
2.604% due 11/25/2034 •		264	244
2.784% due 02/25/2037 ^~		202	182
Warwick Finance Residential Mortgages PLC 1.742% due 12/21/2049 •	GBP	13,461	16,374

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Wells Fargo Commercial Mortgage Trust
2.105% (US0001M + 0.850%) due 12/13/2031 ~		$5,100	5,018
2.355% due 12/13/2031 •		4,200	4,109
3.100% (US0001M + 1.845%) due 12/13/2031 ~		100	95
3.414% (US0001M + 2.090%) due 02/15/2037 ~		2,200	2,077
Wells Fargo Mortgage-Backed Securities Trust
2.488% due 09/25/2033 ~		26	26
2.756% due 04/25/2036 ^~		651	622
2.879% due 11/25/2037 ^~		180	171

Total Non-Agency Mortgage-Backed Securities (Cost $2,464,828)			2,332,379

ASSET-BACKED SECURITIES 12.8%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		2,054	1,943
Aames Mortgage Trust
6.950% due 11/25/2031 þ		934	810
7.150% due 01/25/2032 þ		367	339
AccessLex Institute 1.176% due 09/26/2033 •		2,112	2,022
Accredited Mortgage Loan Trust 1.884% (US0001M + 0.260%) due 09/25/2036 ~		1,080	1,059
ACE Securities Corp. Home Equity Loan Trust 2.389% (US0001M + 0.765%) due 08/25/2035 ~		4	4
Ameriquest Mortgage Securities Trust 2.134% due 04/25/2036 •		2,163	2,155
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.374% due 01/25/2036 •		200	196
2.775% due 06/25/2033 ^•		1,362	1,263
2.974% due 03/25/2033 •		179	173
Ares European CLO DAC 1.120% (EUR003M + 1.120%) due 10/21/2033 ~	EUR	24,950	25,681
Argent Securities Trust
1.924% due 06/25/2036 •		$1,201	379
2.004% due 03/25/2036 •		5,562	5,146
2.104% due 07/25/2036 •		1,115	336
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.574% (US0001M + 1.950%) due 05/25/2034 ~		793	705
Ayresome CDO Ltd. 1.995% (US0003M + 0.330%) due 12/08/2045 ~		2,536	2,409
Bastille Euro CLO DAC 1.150% due 01/15/2034 •	EUR	50,000	51,036
Bear Stearns Asset-Backed Securities Trust
1.864% (US0001M + 0.240%) due 06/25/2047 ~		$325	324
1.974% due 06/25/2047 •		25,753	21,663
3.224% (US0001M + 1.600%) due 10/25/2037 ~		37,194	36,032
3.574% (US0001M + 1.950%) due 08/25/2035 ~		14,126	13,569
Black Diamond CLO DAC 0.650% due 10/03/2029 •	EUR	403	422
BlueMountain Fuji Eur CLO V DAC 0.910% due 01/15/2033 •		10,200	10,284
Bosphorus CLO DAC 0.820% due 12/15/2030 •		2,900	2,977
Capitalsource Real Estate Loan Trust
1.639% due 01/20/2037 •		$1,426	1,343
1.739% due 01/20/2037 •		650	596
1.839% (LIBOR03M + 0.850%) due 01/20/2037 ~		400	228
Carlyle Global Market Strategies CLO Ltd. 2.403% due 07/20/2032 •		7,500	7,353
Carrington Mortgage Loan Trust
1.814% due 06/25/2037 •		321	314
2.614% (US0001M + 0.990%) due 06/25/2035 ~		27,844	27,149
3.424% (US0001M + 1.800%) due 05/25/2035 ~		15,328	13,341
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043		3,123	2,812
Cavendish Square Funding PLC 1.448% due 02/11/2055 •	EUR	1,723	1,808
Centex Home Equity Loan Trust 2.274% (US0001M + 0.650%) due 03/25/2033 ~		$1,862	1,810
CIT Mortgage Loan Trust 3.124% due 10/25/2037 •		14,973	14,020
Citigroup Mortgage Loan Trust, Inc.
2.059% (US0001M + 0.435%) due 11/25/2036 ~		784	772
2.284% due 02/25/2035 •		418	405
2.314% due 10/25/2035 ^•		800	752
College Avenue Student Loans LLC
2.824% due 12/26/2047 •		1,397	1,363
3.274% (US0001M + 1.650%) due 11/26/2046 ~		610	605
4.130% due 12/26/2047		1,887	1,813
Conseco Finance Corp.
6.280% due 09/01/2030		1,207	1,217
7.500% due 03/01/2030 ~		3,000	1,385
Conseco Finance Securitizations Corp.
2.812% due 09/01/2033 •		2,907	2,879
7.954% due 12/01/2033 ~		1,620	1,642

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Countrywide Asset-Backed Certificates 2.104% due 04/25/2037 •		45	39
Countrywide Asset-Backed Certificates Trust
1.764% due 06/25/2047 ^•		2,546	2,326
1.824% (US0001M + 0.200%) due 10/25/2047 ~		6,953	6,638
1.844% (US0001M + 0.220%) due 05/25/2037 ~		26,304	25,359
1.874% due 06/25/2047 •		241	231
1.884% due 04/25/2046 •		1,969	1,793
1.894% (US0001M + 0.270%) due 09/25/2046 ~		1,649	1,361
1.924% due 03/25/2047 ^•		43	42
2.104% due 03/25/2047 ^•		10,109	8,905
2.314% (US0001M + 0.690%) due 05/25/2036 ~		124	123
2.324% (US0001M + 0.700%) due 03/25/2036 ^~		5,963	5,353
2.344% due 11/25/2035 •		498	481
2.974% (US0001M + 1.350%) due 04/25/2035 ~		856	854
3.199% (US0001M + 1.575%) due 12/25/2034 ~		1,205	1,161
5.499% due 02/25/2035 ~		4,460	3,945
Countrywide Asset-Backed Certificates Trust, Inc. 2.364% (US0001M + 0.740%) due 08/25/2047 ~		29,014	27,899
Credit-Based Asset Servicing & Securitization CBO Ltd.
0.729% due 02/16/2041 •		128,899	3,851
2.169% due 12/15/2034 •		10,616	967
Credit-Based Asset Servicing & Securitization LLC 2.404% (US0001M + 0.780%) due 03/25/2034 ~		163	159
CVC Cordatus Loan Fund DAC 0.780% (EUR003M + 0.780%) due 08/15/2032 ~	EUR	1,900	1,950
CWHEQ Revolving Home Equity Loan Resuritization Trust 1.564% due 12/15/2035 •		$1,498	1,492
ECMC Group Student Loan Trust 2.674% (US0001M + 1.050%) due 05/25/2067 ~		2,190	2,144
EFS Volunteer LLC 2.034% due 10/25/2035 •		913	906
Ellington Loan Acquisition Trust 2.724% due 05/25/2037 •		13,100	12,689
EMC Mortgage Loan Trust 4.624% due 11/25/2030 •		4,518	4,409
First Franklin Mortgage Loan Trust
1.924% due 05/25/2036 •		2,603	2,466
1.934% due 07/25/2036 •		282	270
2.104% due 04/25/2036 •		7,600	6,982
Fremont Home Loan Trust 1.764% due 11/25/2036 •		4,128	2,588
Gallatin CLO Ltd. 2.148% due 01/21/2028 •		11,672	11,576
GoldenTree Loan Management U.S. CLO Ltd. 1.973% due 11/20/2030 •		7,000	6,848
Greywolf CLO Ltd. 2.344% (US0003M + 1.160%) due 01/27/2031 ~		12,900	12,748
GSAA Home Equity Trust
1.864% (US0001M + 0.240%) due 05/25/2047 ~		944	655
2.064% (US0001M + 0.440%) due 03/25/2047 ~		5,682	2,449
2.524% due 08/25/2037 •		98	98
6.741% due 03/25/2036 þ		4,003	1,370
GSAMP Trust
1.764% due 03/25/2047 •		11,271	10,453
1.794% due 01/25/2037 •		1,059	1,028
2.104% due 09/25/2036 •		9,249	3,729
2.374% due 01/25/2034 •		1,725	1,689
2.599% due 06/25/2034 •		860	850
Harley Marine Financing LLC 5.682% due 05/15/2043 «		785	755
Harvest SBA Loan Trust 3.256% due 08/25/2044 •		4,770	4,772
Hildene TruPS Securitization Ltd. 3.265% due 05/22/2039 •		36,672	35,939
Home Equity Loan Trust
1.814% due 04/25/2037 •		13,067	12,294
1.854% due 04/25/2037 •		673	651
Home Equity Mortgage Loan Asset-Backed Trust
1.814% due 04/25/2037 •		7,478	5,185
2.004% (US0001M + 0.380%) due 06/25/2036 ~		875	866
HSI Asset Loan Obligation Trust 1.744% due 12/25/2036 •		59	20
JP Morgan Mortgage Acquisition Corp.
2.209% due 01/25/2036 •		9,226	8,749
2.584% due 06/25/2035 •		7,474	6,938
JP Morgan Mortgage Acquisition Trust 1.834% due 10/25/2036 •		583	574
Jubilee CLO DAC 0.391% due 07/12/2028 •	EUR	288	302
Laurelin DAC 0.720% (EUR003M + 0.720%) due 10/20/2031 ~		40,500	41,590
LCCM Trust 2.774% due 11/15/2038 •		$7,400	7,198
Legacy Mortgage Asset Trust 3.383% due 01/28/2070 •		6,025	6,024

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Lehman XS Trust
1.864% due 02/25/2037 •		4,520	4,440
1.944% due 02/25/2037 •		1,842	1,808
LendingClub Receivables Trust 4.000% due 07/17/2045		6,029	6,007
Lendingpoint Asset Securitization Trust
1.680% due 06/15/2029		16,870	16,611
4.770% due 10/15/2029		7,900	7,888
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		7,800	7,809
LoanCore Issuer Ltd. 2.454% due 05/15/2036 •		1,336	1,331
Long Beach Mortgage Loan Trust
1.924% (US0001M + 0.300%) due 06/25/2036 ~		7,708	4,221
1.924% due 09/25/2036 •		11,569	7,767
2.224% due 02/25/2036 •		7,202	6,179
2.254% due 01/25/2046 •		3,565	3,393
Mackay Shields EURO CLO DAC 0.930% (EUR003M + 0.930%) due 10/20/2032 ~	EUR	2,700	2,742
Marlay Park CLO DAC 0.740% (EUR003M + 0.740%) due 10/15/2030 ~		4,100	4,237
MASTR Asset-Backed Securities Trust
1.674% due 01/25/2037 •		$288	97
3.349% due 06/25/2035 •		470	453
Merrill Lynch Mortgage Investors Trust
2.144% due 04/25/2037 •		648	393
2.424% due 08/25/2035 •		1,139	1,082
METAL LLC 4.581% due 10/15/2042		3,164	2,495
MF1 Ltd. 2.960% due 06/19/2037 •		22,100	21,691
Morgan Stanley ABS Capital, Inc. Trust
2.104% (US0001M + 0.480%) due 09/25/2036 ~		7,088	2,906
2.164% due 03/25/2036 •		3,309	3,219
2.329% (US0001M + 0.705%) due 12/25/2034 ~		92	88
National Collegiate Student Loan Trust
0.837% due 10/25/2033 •		2,459	2,391
1.944% (US0001M + 0.320%) due 10/27/2031 ~		4,169	4,079
Navient Private Education Refi Loan Trust 1.170% due 09/16/2069		3,821	3,585
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.774% due 07/25/2036 •		18,191	17,225
1.954% due 10/25/2036 ^•		2,135	510
NovaStar Mortgage Funding Trust
1.944% due 05/25/2036 •		1,404	1,372
2.539% due 10/25/2035 •		6,654	6,252
3.724% due 12/25/2034 •		74	70
Octagon Investment Partners Ltd. 2.004% due 04/16/2031 •		15,300	15,030
Option One Mortgage Loan Trust Asset-Backed Certificates 2.314% due 11/25/2035 •		2,411	2,345
Ownit Mortgage Loan Trust 2.044% due 01/25/2037 •		1,460	1,419
Pagaya AI Debt Selection Trust
1.530% due 08/15/2029		37,744	36,549
2.030% due 10/15/2029		17,694	17,094
4.970% due 01/15/2030		12,000	11,924
Palisades CDO Ltd. 1.786% due 07/22/2039 •		5,211	5,196
Palmer Square Loan Funding Ltd. 2.084% due 10/24/2027 •		2,276	2,268
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.359% (US0001M + 0.735%) due 09/25/2035 ~		8,703	8,486
2.659% (US0001M + 1.035%) due 05/25/2035 ~		7,804	6,480
People's Choice Home Loan Securities Trust 2.569% due 05/25/2035 ^•		1,158	1,043
PRET LLC
1.868% due 07/25/2051 þ		14,494	13,088
2.487% due 07/25/2051 þ		24,696	23,206
2.487% due 10/25/2051 þ		27,477	25,833
3.721% due 07/25/2051 þ		28,592	27,288
5.240% due 04/25/2052 þ		37,379	36,773
6.170% due 06/25/2052 «þ		68,000	68,246
Purple Finance CLO DAC 0.800% (EUR003M + 0.800%) due 01/25/2031 ~	EUR	2,099	2,162
Quest Trust 2.204% due 08/25/2036 •		$8,446	7,396
RAAC Trust 2.224% due 06/25/2044 •		1,700	1,476
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		3,800	3,740
Residential Asset Securities Corp. Trust
1.864% (US0001M + 0.240%) due 09/25/2036 ~		824	822
2.164% due 07/25/2036 •		1,362	1,210
2.254% due 02/25/2036 •		1,500	1,428
2.599% (US0001M + 0.650%) due 09/25/2035 ~		4,316	4,213

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Saranac CLO Ltd. 3.723% due 06/22/2030 •		6,520	6,452
Saxon Asset Securities Trust
1.934% due 09/25/2037 •		5,282	5,075
3.374% (US0001M + 1.750%) due 12/25/2037 ~		2,885	2,831
Securitized Asset-Backed Receivables LLC Trust 2.204% due 12/25/2035 •		159	154
Segovia European CLO DAC
0.770% due 01/18/2031 •	EUR	1,099	1,132
0.770% (EUR003M + 0.770%) due 01/18/2031 ~		1,398	1,441
SLM Student Loan Trust
2.684% (US0003M + 1.500%) due 04/25/2023 ~		$1,345	1,335
2.684% due 04/25/2023 •		895	894
SMB Private Education Loan Trust
0.000% due 02/16/2055 «(g)		3	5,576
1.830% due 02/16/2055 •		25,856	25,764
2.340% due 09/15/2034		4,056	3,938
3.940% due 02/16/2055		25,856	25,246
4.550% due 02/16/2055		8,110	7,951
4.950% due 02/16/2055		2,107	2,063
5.950% due 02/16/2055		3,767	3,707
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		2,465	2,442
2.724% due 10/27/2036 •		85	85
Soundview Home Loan Trust
1.734% (US0001M + 0.110%) due 01/25/2037 ~		8,481	6,620
1.774% due 03/25/2037 •		2,798	2,641
1.794% due 07/25/2037 •		5,475	4,861
1.824% due 06/25/2037 •		43,303	32,033
2.574% due 09/25/2037 •		886	751
Structured Asset Investment Loan Trust 2.344% due 07/25/2035 •		1,783	1,723
Structured Asset Securities Corp. 2.824% due 02/25/2035 •		542	511
Structured Asset Securities Corp. Mortgage Loan Trust 2.004% due 12/25/2035 •		2,976	2,907
Theorem Funding Trust 1.850% due 02/15/2028		6,725	6,597
Towd Point Mortgage Trust
3.750% due 11/25/2058 ~		5,000	4,630
4.000% due 11/25/2058 ~		5,000	4,577
Trainer Wortham First Republic CBO Ltd. 1.589% due 04/10/2037 •		648	646
TruPS Financials Note Securitization Ltd. 3.666% due 09/20/2039 •		4,997	4,722
Upstart Pass-Through Trust Series 4.300% due 05/20/2030		3,548	3,494
Upstart Securitization Trust
3.120% due 03/20/2032		18,528	18,118
4.370% due 05/20/2032		43,200	42,719
5.500% due 06/30/2032		13,000	12,843
WAVE Trust 3.844% due 11/15/2042		6,619	5,975

Total Asset-Backed Securities (Cost $1,361,194)			1,296,777

SOVEREIGN ISSUES 2.8%
Argentina Government International Bond
0.500% due 07/09/2030 þ		11,578	2,530
1.000% due 07/09/2029		1,115	263
1.125% due 07/09/2035 þ		40,783	8,613
1.125% due 07/09/2046 þ		115	26
1.400% due 03/25/2023	ARS	3,527,353	12,940
2.000% due 01/09/2038 þ		$10,711	3,133
2.500% due 07/09/2041 þ		8,520	2,215
15.500% due 10/17/2026	ARS	129,155	153
47.331% (BADLARPP) due 10/04/2022 ~		6,524	6
Autonomous City of Buenos Aires 53.715% (BADLARPP + 3.250%) due 03/29/2024 ~		10,853	40
Colombia Government International Bond 4.000% due 02/26/2024		$35,300	34,380
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		4,300	3,831
Peru Government International Bond
5.350% due 08/12/2040	PEN	5,662	1,109
5.400% due 08/12/2034		6,902	1,457
5.940% due 02/12/2029		25,574	6,107
6.150% due 08/12/2032		3,562	823
6.350% due 08/12/2028		26,843	6,613
6.900% due 08/12/2037		23	5
6.950% due 08/12/2031		8,707	2,161
8.200% due 08/12/2026		31,028	8,478
Provincia de Buenos Aires 49.102% due 04/12/2025	ARS	21,052	71
Romania Government International Bond
1.750% due 07/13/2030	EUR	13,500	10,113

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

2.000% due 04/14/2033		12,700	8,665
3.750% due 02/07/2034		20,100	15,834
Russia Government International Bond
0.000% due 04/24/2024 ^(d)	RUB	2,210,301	3,617
4.250% due 06/23/2027 ^(d)		$600	165
5.250% due 06/23/2047 ^(d)		5,200	1,378
5.625% due 04/04/2042 ^(d)		2,000	590
5.875% due 09/16/2043 ^(d)		1,400	413
7.150% due 11/12/2025 ^(d)	RUB	1,955,413	3,200
7.950% due 10/07/2026 ^(d)		766,427	1,254
12.750% due 06/24/2028 ^(d)		$100	27
Serbia Government International Bond
1.650% due 03/03/2033	EUR	2,700	1,781
3.125% due 05/15/2027		1,998	1,837
South Africa Government International Bond
4.850% due 09/30/2029		$2,500	2,142
8.000% due 01/31/2030	ZAR	34,400	1,838
8.250% due 03/31/2032		48,500	2,498
8.750% due 02/28/2048		12,900	611
8.875% due 02/28/2035		34,800	1,794
10.500% due 12/21/2026		1,373,500	89,403
Turkey Government International Bond
4.250% due 03/13/2025		$25,600	22,037
4.625% due 03/31/2025	EUR	1,200	1,168
5.250% due 03/13/2030		$15,400	11,040
7.625% due 04/26/2029		10,800	9,131
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024		1,000	984
Venezuela Government International Bond
6.000% due 12/09/2049		408	32
7.000% due 03/31/2038 ^(d)		124	11
7.650% due 04/21/2025 ^(d)		3,123	273
7.750% due 04/13/2024		400	31
8.250% due 10/13/2024 ^(d)		2,021	172
9.000% due 05/07/2023 ^(d)		268	23
9.250% due 09/15/2027 ^(d)		729	64
9.250% due 05/07/2028 ^(d)		2,886	253
11.750% due 10/21/2026 ^(d)		130	11
11.950% due 08/05/2031 ^(d)		6,600	577
12.750% due 08/23/2022 ^(d)		930	81

Total Sovereign Issues (Cost $444,417)			288,002

		SHARES
COMMON STOCKS 0.5%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (e)		2,065,869	2,211
iHeartMedia, Inc. 'A' (e)		487,321	3,845
iHeartMedia, Inc. 'B' «(e)		378,169	2,685

			8,741

CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos SAB de CV (e)		4,107	2

ENERGY 0.1%
Noble Corp. (e)(l)		356,139	9,028
Valaris Ltd. (e)		19,813	837

			9,865

FINANCIALS 0.1%
Credit Suisse Group AG		393,064	2,231
Hipotecaria Su Casita SA de CV «(e)		345,787	0
Intelsat SA «(e)(l)		371,776	10,410

			12,641

INDUSTRIALS 0.2%
Neiman Marcus Group Ltd. LLC «(e)(l)		110,888	19,167
Voyager Aviation Holdings LLC «(e)		958	0
Westmoreland Mining Holdings «(e)(l)		2,935	0

			19,167

MATERIALS 0.0%
Associated Materials Group, Inc. «(e)		309,465	72

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(e)		224,335	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Total Common Stocks (Cost $68,653)			50,488

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(e)		40,565	193

Total Rights (Cost $0)			193

WARRANTS 0.0%
FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «		1,075	0
Intelsat Emergence SA - Exp. 02/17/2027 «		4,542	12
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		38,779	194

			206

INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 9/21/2055 «		5,491	117

Total Warrants (Cost $6,447)			323

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.4%
CaixaBank SA
6.000% due 07/18/2022 •(j)(k)		1,000,000	1,049
6.750% due 06/13/2024 •(j)(k)		400,000	405
Charles Schwab Corp.
4.000% due 06/01/2026 •(j)		16,700,000	14,177
4.000% due 12/01/2030 •(j)		2,000,000	1,542
5.375% due 06/01/2025 •(j)		1,324,000	1,314
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)		500,000	477
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(j)		4,581,775	4,676
Wells Fargo & Co. 3.900% due 03/15/2026 •(j)		17,200,000	14,824

			38,464

INDUSTRIALS 0.1%
General Electric Co. 5.159% (US0003M + 3.330%) due 09/15/2022 ~(j)		5,673,000	4,992
Voyager Aviation Holdings LLC 9.500% «		5,748	1,738

			6,730

UTILITIES 0.4%
AT&T Mobility LLC 7.000% due 10/20/2022 «(j)(l)		1,868,094	47,428

Total Preferred Securities (Cost $103,751)			92,622

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.		2,443	57
Uniti Group, Inc.		4,324	41

Total Real Estate Investment Trusts (Cost $61)			98

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 19.2%
REPURCHASE AGREEMENTS (m) 17.7%			1,796,817

ARGENTINA TREASURY BILLS 0.1%
51.049% due 09/30/2022 (g)(h)	ARS	2,365,300	7,929

ISRAEL TREASURY BILLS 0.9%
0.016% due 12/07/2022 - 01/04/2023 (f)(g)	ILS	321,100	91,573

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

U.S. TREASURY BILLS 0.5%
0.753% due 07/19/2022 - 08/18/2022 (f)(g)(r)	$47,200	47,175

Total Short-Term Instruments (Cost $1,955,424)		1,943,494

Total Investments in Securities (Cost $14,419,919)		13,354,548

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	20,306	197

Total Short-Term Instruments (Cost $197)		197

Total Investments in Affiliates (Cost $197)		197

Total Investments 131.7% (Cost $14,420,116)		$13,354,745
Financial Derivative Instruments (o)(q) (1.2)%(Cost or Premiums, net $(49,514))		(124,645)
Other Assets and Liabilities, net (30.4)%		(3,087,719)

Net Assets 100.0%		$10,142,381

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/20/2022	09/24/2020	$50,528	$47,428	0.47%
Intelsat SA	06/19/2017 - 02/23/2022	25,427	10,410	0.10
Neiman Marcus Group Ltd. LLC	09/25/2020	3,571	19,167	0.19
Noble Corp.	02/05/2021 - 02/25/2021	4,172	9,028	0.09
Westmoreland Mining Holdings	03/26/2019	9	0	0.00

$83,707	$86,033	0.85%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	1.480%	07/01/2022	07/05/2022	$766,800	U.S. Treasury Bonds 2.375% due 05/15/2051	$(788,830)	$766,800	$766,800
FICC	0.400	06/30/2022	07/01/2022	24,497	U.S. Treasury Floating Rate Notes 1.683% due 04/30/2024	(24,987)	24,497	24,497
1.430	06/30/2022	07/01/2022	54,100	U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2022	(55,182)	54,100	54,102
1.450	06/30/2022	07/01/2022	68,300	U.S. Treasury Bonds 4.250% due 11/15/2040	(69,666)	68,300	68,303
NOM	1.480	06/30/2022	07/01/2022	688,900	U.S. Treasury Bonds 2.250% - 2.375% due 08/15/2046 - 11/15/2049	(716,657)	688,900	688,929
TOR	1.370	06/27/2022	07/06/2022	CAD	250,000	Canada Government International Bond 1.250% due 03/01/2027	(199,161)	194,220	194,249

Total Repurchase Agreements	$(1,854,483)	$1,796,817	$1,796,880

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JML	(2.250)%	03/29/2022	03/25/2024	EUR	(4,895)	$(5,099)
(1.300)	03/29/2022	03/25/2024	(1,941)	(2,027)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

RDR	1.400	06/17/2022	06/16/2024	$(14,321)	(14,329)

Total Reverse Repurchase Agreements	$(21,455)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.6)%
Uniform Mortgage-Backed Security, TBA	1.500%	08/01/2052	$3,650	$(3,033)	$(3,029)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2037	144,400	(135,134)	(134,822)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2052	22,500	(19,510)	(19,512)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2052	18,400	(16,865)	(16,553)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2052	285,100	(256,252)	(256,181)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2052	183,552	(181,106)	(181,053)
Uniform Mortgage-Backed Security, TBA	5.000	07/01/2052	60,600	(62,167)	(61,869)

Total Short Sales (6.6)%	$(674,067)	$(673,019)

(n)	Securities with an aggregate market value of $21,554 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(26,943) at a weighted average interest rate of (0.207)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	420	$1,050	$(393)	$(519)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	420	1,050	(341)	(338)

Total Written Options	$(734)	$(857)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2022	126	$10,340	$(39)	$68	$0
Euro-BTP Italy Government Bond September Futures	09/2022	566	73,027	(2,058)	1,738	0

$(2,097)	$1,806	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	325	$(50,672)	$1,137	$0	$(1,226)
Euro-Buxl 30-Year Bond September Futures	09/2022	4	(686)	30	0	(30)
U.S. Treasury 2-Year Note September Futures	09/2022	1,449	(304,313)	1,718	0	(815)
U.S. Treasury 5-Year Note September Futures	09/2022	1,182	(132,680)	423	0	(831)
U.S. Treasury 10-Year Note September Futures	09/2022	184	(21,810)	(470)	0	(187)
U.S. Treasury 10-Year Ultra September Futures	09/2022	611	(77,826)	1,262	0	(811)
U.S. Treasury 30-Year Bond September Futures	09/2022	186	(25,784)	138	0	(314)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	288	(44,451)	463	0	(675)
United Kingdom Long Gilt September Futures	09/2022	34	(4,717)	169	0	(76)

$4,870	$0	$(4,965)

Total Futures Contracts	$2,773	$1,806	$(4,965)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin(7)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Sprint Communications, Inc.	(5.000)%	Quarterly	06/20/2024	1.055%	$800	$(110)	$49	$(61)	$0	$0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	12/20/2025	1.003%	EUR	40,500	$(488)	$497	$9	$0	$(197)
Airbus Finance BV	1.000	Quarterly	06/20/2026	1.093		43,900	1,199	(1,348)	(149)	0	(239)
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.952		$8,300	105	(97)	8	0	(3)
AT&T, Inc.	1.000	Quarterly	12/20/2024	1.030		5,600	53	(55)	(2)	0	(4)
AT&T, Inc.	1.000	Quarterly	12/20/2025	1.108		300	4	(5)	(1)	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.142		11,600	202	(259)	(57)	0	(9)
AT&T, Inc.	1.000	Quarterly	12/20/2026	1.227		2,400	34	(56)	(22)	0	(3)
Atlantia SpA	1.000	Quarterly	06/20/2026	3.222	EUR	3,600	(117)	(184)	(301)	0	(36)
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.502		$9,000	65	(41)	24	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.622	EUR	10,000	67	(45)	22	0	(4)
Boeing Co.	1.000	Quarterly	12/20/2022	1.222		$8,200	0	(6)	(6)	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2023	1.520		32,300	119	(271)	(152)	0	(9)
Boeing Co.	1.000	Quarterly	12/20/2023	1.745		5,100	39	(92)	(53)	0	(5)
Boeing Co.	1.000	Quarterly	12/20/2024	2.015		4,600	(111)	4	(107)	0	(5)
Boeing Co.	1.000	Quarterly	06/20/2026	2.327		2,800	(17)	(114)	(131)	0	(3)
Boeing Co.	1.000	Quarterly	12/20/2026	2.445		13,700	(58)	(716)	(774)	0	(19)
Boeing Co.	1.000	Quarterly	06/20/2027	2.538		4,100	(170)	(100)	(270)	0	(6)
Bombardier, Inc.	5.000	Quarterly	06/20/2024	7.828		2,600	(89)	(34)	(123)	4	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	8.213		100	(5)	(2)	(7)	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2025	8.463		800	(60)	(5)	(65)	0	(1)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.697	EUR	10,500	(53)	(364)	(417)	0	(84)
Comcast Corp.	1.000	Quarterly	12/20/2026	0.786		$1,700	45	(29)	16	0	(1)
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.798		3,400	(16)	(93)	(109)	0	(5)
Energy Transfer Operating LP	1.000	Quarterly	06/20/2026	1.117		700	(14)	11	(3)	0	0
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	2.093		2,700	20	(138)	(118)	0	(12)
Ford Motor Co.	5.000	Quarterly	12/20/2022	2.085		1,100	52	(35)	17	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2023	2.731		21,900	656	(153)	503	0	(12)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	3.389		1,900	121	(49)	72	0	(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	3.556		700	28	0	28	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	3.772		3,500	131	5	136	0	(5)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	3.931		2,700	119	(17)	102	0	(5)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	4.319		2,200	116	(52)	64	0	(7)
General Electric Co.	1.000	Quarterly	12/20/2023	0.844		1,750	(83)	87	4	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2024	1.096		3,500	(61)	54	(7)	0	(4)
General Electric Co.	1.000	Quarterly	06/20/2026	1.530		21,800	151	(567)	(416)	0	(16)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700		11,600	138	(464)	(326)	0	(13)
General Motors Co.	5.000	Quarterly	12/20/2026	2.634		14,800	2,919	(1,519)	1,400	0	(20)
Hess Corp.	1.000	Quarterly	06/20/2026	1.625		800	(20)	2	(18)	0	(1)
Hess Corp.	1.000	Quarterly	12/20/2026	1.797		2,900	(29)	(64)	(93)	0	(5)
Kraft Heinz Foods Co.	1.000	Quarterly	12/20/2026	0.992		5,000	55	(52)	3	0	(6)
Lennar Corp.	5.000	Quarterly	12/20/2026	2.322		4,100	846	(404)	442	0	(8)
MGM Resorts International	5.000	Quarterly	06/20/2026	4.564		2,600	364	(322)	42	0	(17)
Morgan Stanley	1.000	Quarterly	12/20/2022	0.568		2,000	14	(9)	5	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	06/20/2027	4.406	EUR	5,800	(472)	(399)	(871)	0	(54)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	3.940	6,200	(625)	20	(605)	0	(53)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.096	6,300	(617)	(105)	(722)	0	(60)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	4.270	13,400	(631)	(1,151)	(1,782)	0	(136)
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	1.293	1,200	1	(21)	(20)	0	(3)
Tesco PLC	1.000	Quarterly	06/20/2028	1.643	2,100	5	(82)	(77)	0	(13)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	1.105	$2,100	48	(56)	(8)	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.198	20,900	493	(657)	(164)	0	(26)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	1.272	2,400	(6)	(23)	(29)	0	(2)

$4,467	$(9,575)	$(5,108)	$4	$(1,117)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$940	$(35)	$(36)	$(71)	$2	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	2,256	(104)	(99)	(203)	0	(1)
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	8,366	(262)	(440)	(702)	2	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	3,255	(129)	(164)	(293)	0	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	10,000	(320)	(1,018)	(1,338)	0	(3)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	100	(3)	(9)	(12)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	172,500	(7,301)	(15,108)	(22,409)	0	(173)
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	396	31	(32)	(1)	0	(1)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	45,342	3,949	(4,308)	(359)	0	(67)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	2,673	152	(185)	(33)	0	(2)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	218,790	1,461	(7,545)	(6,084)	0	(284)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	1,000	22	(20)	2	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	19,700	229	(229)	0	0	(4)
iTraxx Asia Ex-Japan 37 5-Year Index	1.000	Quarterly	06/20/2027	45,900	(221)	(614)	(835)	0	(117)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	EUR	8,800	131	(404)	(273)	0	(84)
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	35,400	78	(243)	(165)	0	(86)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	108,700	405	(1,377)	(972)	0	(292)

$(1,917)	$(31,831)	$(33,748)	$4	$(1,114)

INTEREST RATE SWAPS
Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	3,200	$310	$253	$563	$0	$(58)
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2042	9,800	366	3,009	3,375	0	(239)
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052	2,400	(29)	(693)	(722)	76	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052	2,400	(29)	(667)	(696)	76	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052	4,800	(63)	(1,237)	(1,300)	154	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	149,600	3,373	54,196	57,569	0	(4,450)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	3,740,000	0	(45)	(45)	25	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028	19,770,000	361	3,054	3,415	0	(191)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029	52,610,000	5,323	4,689	10,012	0	(575)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	10,170,000	15	703	718	0	(147)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		5,430,000	1,654	1,063	2,717	0	(136)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		980,000	0	214	214	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025		$258,700	7,230	917	8,147	0	(957)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		19,300	(67)	(776)	(843)	108	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		65,090	2,178	3,206	5,384	0	(355)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		80,100	3,603	5,371	8,974	0	(515)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		26,380	1,530	1,437	2,967	0	(172)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		16,300	(60)	(1,330)	(1,390)	129	0
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		9,600	102	230	332	0	(81)
Receive	1-Day USD-SOFR Compounded-OIS	2.436	Annual	06/08/2032		21,900	211	448	659	0	(186)
Receive	1-Day USD-SOFR Compounded-OIS	2.451	Annual	06/08/2032		32,300	307	623	930	0	(275)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		177,290	(15,348)	(8,616)	(23,964)	1,386	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		232,360	(11,631)	(9,438)	(21,069)	1,888	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		291,500	31,444	21,695	53,139	0	(2,613)
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023	BRL	78,100	2	(264)	(262)	3	0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		60,800	0	(202)	(202)	2	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		20,200	0	(65)	(65)	1	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		258,700	(48)	(2,332)	(2,380)	10	0
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023		16,400	0	12	12	0	(1)
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023		10,900	0	8	8	0	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023		28,200	0	18	18	0	(1)
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023		13,500	0	8	8	0	(1)
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023		28,200	0	17	17	0	(1)
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023		57,600	0	23	23	0	(2)
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023		7,100	0	3	3	0	0
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023		28,800	0	10	10	0	(1)
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023		72,300	0	25	25	0	(3)
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023		57,600	0	18	18	0	(2)
Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023		94,600	0	31	31	0	(4)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		5,400	0	(30)	(30)	2	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		3,600	0	(19)	(19)	2	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		4,400	0	(21)	(21)	2	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		12,100	0	(28)	(28)	6	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		20,200	0	(41)	(41)	9	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		10,200	0	(18)	(18)	5	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		10,000	0	(18)	(18)	5	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		20,300	0	(35)	(35)	9	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		6,500	0	(43)	(43)	4	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		3,300	0	(22)	(22)	2	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		3,300	0	(21)	(21)	2	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		1,700	0	(7)	(7)	1	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		7,300	0	(30)	(30)	4	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		17,500	0	(57)	(57)	10	0
Receive	3-Month USD-LIBOR	0.200	Semi-Annual	12/07/2022		$44,900	(23)	509	486	0	(6)
Pay(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		764,200	(14,175)	(3,262)	(17,437)	1,005	0
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	12/07/2023		55,600	(194)	2,545	2,351	0	(77)
Pay	3-Month USD-LIBOR	1.088	Semi-Annual	02/03/2024		34,400	(55)	(1,034)	(1,089)	61	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		2,800	(60)	271	211	0	(15)
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027		29,100	(65)	(1,875)	(1,940)	150	0
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027		20,500	(52)	(1,285)	(1,337)	116	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		70,200	0	4,830	4,830	0	(398)
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	01/20/2027		11,000	(18)	(704)	(722)	62	0
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027		41,000	(142)	(2,295)	(2,437)	234	0
Receive	3-Month USD-LIBOR	0.850	Semi-Annual	02/01/2027		40,100	(138)	3,866	3,728	0	(227)
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		56,300	0	3,924	3,924	0	(326)
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027		225,200	(775)	(12,389)	(13,164)	1,311	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		53,300	0	3,496	3,496	0	(309)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		213,100	(801)	(10,684)	(11,485)	1,244	0
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		39,800	0	2,677	2,677	0	(230)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027		132,800	(479)	(7,027)	(7,506)	773	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	05/18/2027		1,198,200	(3,226)	93,768	90,542	0	(7,956)
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		8,200	(17)	816	799	0	(53)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		164,248	(9,153)	(13,816)	(22,969)	991	0
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		6,600	0	594	594	0	(43)
Receive	3-Month USD-LIBOR	1.410	Semi-Annual	08/24/2028		27,000	0	2,383	2,383	0	(176)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	08/25/2028		8,303	0	753	753	0	(54)
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028		14,100	(28)	(1,369)	(1,397)	88	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		42,271	816	(4,662)	(3,846)	271	0
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028		16,900	(40)	1,713	1,673	0	(107)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		6,600	(15)	(557)	(572)	44	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		9,100	(21)	(702)	(723)	60	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		11,000	(28)	(851)	(879)	74	0
Receive	3-Month USD-LIBOR	1.100	Semi-Annual	02/01/2029		76,600	(376)	9,109	8,733	0	(503)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		93,822	(8,380)	(8,789)	(17,169)	692	0
Receive	3-Month USD-LIBOR	1.470	Semi-Annual	07/15/2031		13,400	(60)	1,698	1,638	0	(106)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		6,800	(16)	906	890	0	(53)
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2031		10,200	(23)	1,366	1,343	0	(80)
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031		16,700	(82)	2,256	2,174	0	(131)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031		10,800	(31)	(1,335)	(1,366)	85	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		10,900	(26)	(1,326)	(1,352)	87	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031		8,000	(23)	(972)	(995)	64	0
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031		8,000	(22)	(969)	(991)	64	0
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	01/12/2032		8,900	(28)	(914)	(942)	71	0
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	01/24/2032		11,000	(37)	(1,213)	(1,250)	88	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	02/01/2032		18,800	(118)	2,764	2,646	0	(148)
Receive	3-Month USD-LIBOR	1.988	Semi-Annual	02/09/2032		14,500	91	1,132	1,223	0	(108)
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	02/09/2032		24,400	111	1,927	2,038	0	(201)
Receive	3-Month USD-LIBOR	1.900	Semi-Annual	05/18/2032		636,600	(16,692)	78,375	61,683	0	(6,505)
Pay	3-Month USD-LIBOR	1.317	Semi-Annual	12/16/2050		2,900	(57)	(873)	(930)	17	0
Pay	3-Month USD-LIBOR	1.485	Semi-Annual	01/13/2051		6,800	(51)	(1,883)	(1,934)	51	0
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	01/13/2051		61,800	(309)	(16,096)	(16,405)	470	0
Pay	3-Month USD-LIBOR	1.491	Semi-Annual	01/21/2051		7,300	(82)	(1,986)	(2,068)	55	0
Pay	3-Month USD-LIBOR	1.438	Semi-Annual	01/22/2051		17,700	(204)	(5,004)	(5,208)	131	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051		45,400	0	13,363	13,363	0	(297)
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		8,400	(114)	2,013	1,899	0	(68)
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	01/24/2052		2,200	(19)	(465)	(484)	18	0
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	01/26/2052		2,200	(20)	(441)	(461)	18	0
Receive	3-Month USD-LIBOR	1.700	Semi-Annual	02/01/2052		190,500	(1,674)	48,097	46,423	0	(1,505)
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	18,500	(6)	(2)	(8)	0	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,000	(2)	(3)	(5)	0	0
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		33,300	0	(185)	(185)	0	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		118,300	(30)	(631)	(661)	0	(1)
Pay	3-Month ZAR-JIBAR	4.915	Quarterly	02/01/2026		86,000	(20)	(458)	(478)	0	(1)
Pay	3-Month ZAR-JIBAR	5.020	Quarterly	02/11/2026		54,800	0	(296)	(296)	0	0
Receive	3-Month ZAR-JIBAR	5.970	Quarterly	03/10/2026		2,400	0	9	9	0	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		53,600	0	(110)	(110)	0	(10)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(460)	(374)	21	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	(3,364)	(1,740)	126	0
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	2,400	0	67	67	0	(8)
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		2,300	0	86	86	0	(11)
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		1,000	0	51	51	0	(7)
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		11,400	111	533	644	0	(71)
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		1,900	0	113	113	0	(16)
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		1,200	0	86	86	0	(12)
Receive	6-Month EUR-EURIBOR	0.294	Annual	06/30/2026		600	0	49	49	0	(7)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		39,800	(195)	(1,756)	(1,951)	507	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		66,300	(360)	(3,060)	(3,420)	844	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		52,100	(393)	(2,410)	(2,803)	689	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		82,100	(300)	(2,662)	(2,962)	1,103	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		39,500	(148)	(1,291)	(1,439)	533	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		2,200	40	321	361	0	(34)
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		96,600	9,082	9,526	18,608	0	(1,672)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	5,964	6,930	0	(401)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	1,516	1,387	0	(101)
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022	MXN	2,000	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		37,200	17	(26)	(9)	0	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		10,400	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		30,300	(7)	(5)	(12)	0	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		4,200	(1)	(1)	(2)	0	0
Pay	28-Day MXN-TIIE	4.470	Lunar	02/27/2023		306,500	0	(484)	(484)	0	(1)
Pay	28-Day MXN-TIIE	4.520	Lunar	02/27/2023		612,800	0	(958)	(958)	0	(2)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023		2,081,400	47	(3,281)	(3,234)	0	(7)
Pay	28-Day MXN-TIIE	4.560	Lunar	02/27/2023		370,100	0	(574)	(574)	0	(1)
Pay	28-Day MXN-TIIE	4.565	Lunar	02/27/2023		306,500	0	(475)	(475)	0	(1)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		1,433,400	(12)	(2,259)	(2,271)	0	(5)
Receive	28-Day MXN-TIIE	8.320	Lunar	03/30/2023		1,050,890	0	377	377	0	(9)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		361,400	0	253	253	0	(28)
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		179,700	0	128	128	0	(14)
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		153,800	0	90	90	0	(12)
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		4,900	0	(26)	(26)	1	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,700	(13)	0	(13)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		6,600	(30)	(2)	(32)	1	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		6,900	11	(26)	(15)	1	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	6	(12)	(6)	1	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		4,900	7	(18)	(11)	1	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		43,300	0	50	50	0	(9)
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		64,100	0	31	31	0	(14)
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		9,700	0	(66)	(66)	2	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		15,400	(17)	(39)	(56)	3	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		31,500	(10)	(96)	(106)	7	0
Pay	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,100	0	(2)	(2)	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,500	(10)	48	38	0	(4)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		6,700	(5)	(10)	(15)	2	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	0	4	4	0	(1)
Pay	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		5,400	0	(11)	(11)	1	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		31,400	129	11	140	0	(11)
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		130,100	534	47	581	0	(46)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		32,100	0	15	15	0	(12)
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		75,700	0	42	42	0	(29)
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		2,500	(6)	(9)	(15)	1	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		800	3	2	5	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		21,100	(44)	(100)	(144)	7	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		24,500	22	70	92	0	(9)
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	7,300	(6)	(681)	(687)	30	0
Pay	UKRPI	4.055	Maturity	09/15/2031		6,800	28	(615)	(587)	29	0
Pay	UKRPI	4.066	Maturity	09/15/2031		13,200	(162)	(958)	(1,120)	56	0
Pay	UKRPI	4.020	Maturity	10/15/2031		9,600	(43)	(821)	(864)	47	0
Pay	UKRPI	4.140	Maturity	10/15/2031		18,500	(70)	(1,282)	(1,352)	97	0

							$(15,503)	$245,560	$230,057	$16,426	$(33,241)

Total Swap Agreements							$(13,063)	$204,203	$191,140	$16,434	$(35,472)

(p)

Securities with an aggregate market value of $175,247 and cash of $100,806 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin liability of $(10) for closed swap agreements is outstanding at period end.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2022			$1,266		EUR	1,203	$0		$(5)
		07/2022			2,921		GBP	2,392	0		(9)
		07/2022			3,168		PEN	12,682	141		(3)
		07/2022		ZAR	62,846		$4,096		236		0
		08/2022		IDR	796,072		54		1		0
		08/2022			$6,505		NOK	61,940	0		(211)
		08/2022			5,033		PEN	19,425	25		0
		08/2022 «			436		RUB	68,123	763		0
		11/2022		PEN	30,192		$7,301		0		(483)
		11/2022		ZAR	50,089		3,155		114		0
		12/2022			$7,074		ILS	22,415	0		(583)
		05/2023		PEN	19,425		$4,910		0		(39)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

BPS	07/2022	AUD	2,933		2,033	9	(1)
	07/2022	BRL	62,700		10,929	0	(1,051)
	07/2022	EUR	3,960		4,149	0	(1)
	07/2022	JPY	1,124,100		8,370	85	0
	07/2022		$11,910	BRL	62,700	71	0
	07/2022		18,853	EUR	17,888	0	(107)
	07/2022		14,215	GBP	11,472	16	(267)
	07/2022		13,653	JPY	1,839,400	0	(96)
	07/2022		8,834	MXN	177,542	0	(5)
	07/2022	ZAR	3,901		$249	10	0
	08/2022	IDR	153,108		10	0	0
	08/2022		$6,759	CAD	8,742	33	0
	08/2022		7,437	IDR	109,664,286	0	(111)
	08/2022		171	INR	13,294	0	(3)
	08/2022		46,376	JPY	6,289,901	59	0
	08/2022	ZAR	304,185		$19,051	435	0
	09/2022	MXN	177,542		8,704	0	(9)
	11/2022		$4,946	ILS	15,768	0	(392)
	11/2022	ZAR	137,240		$8,548	219	0
	12/2022		$6,949	ILS	22,003	0	(578)
	01/2023		24,026		77,508	0	(1,536)
BRC	07/2022		47,065	GBP	38,534	0	(157)
	08/2022		8,151	IDR	120,655,472	0	(91)
	08/2022		4,484	NOK	43,877	0	(25)
	11/2022	ILS	16,298		$5,105	398	0
	11/2022	ZAR	59,540		3,710	96	0
BSH	07/2022	BRL	566,400		101,844	0	(6,383)
	07/2022		$105,985	BRL	566,400	2,242	0
	10/2022	BRL	523,200		$91,251	0	(6,182)
	10/2022		$115,187	BRL	578,600	0	(7,437)
CBK	07/2022	BRL	569,145		$108,657	0	(94)
	07/2022	EUR	9,394		10,030	186	0
	07/2022	GBP	12,557		15,764	479	0
	07/2022	ILS	27		8	0	0
	07/2022	PEN	12,536		3,256	1	(15)
	07/2022		$117,153	BRL	569,145	0	(8,401)
	07/2022		137	MXN	2,774	1	0
	07/2022		3,441	PEN	12,909	0	(75)
	08/2022	PEN	20,303		$5,029	0	(258)
	08/2022		$3,524	PEN	13,335	3	(56)
	09/2022		3,231		12,460	2	0
	11/2022	ILS	33,101		$10,511	931	0
	11/2022		$155	ILS	499	0	(11)
	12/2022	ILS	171,703		$54,885	5,166	0
	12/2022	PEN	78,589		19,363	27	(879)
	12/2022		$155	ILS	499	0	(10)
	01/2023	ILS	290,738		$92,074	7,710	0
	04/2023		$3,022	PEN	11,933	20	0
DUB	07/2022		678	MXN	13,374	0	(14)
	07/2022		249	PEN	913	0	(11)
	08/2022	TWD	49,093		$1,653	0	(2)
	08/2022 «		$0	RUB	0	0	0
	10/2022	ZAR	477,563		$30,969	1,928	0
	12/2022	ILS	9,100		2,874	239	0
	12/2022	ZAR	86,775		5,523	274	0
	02/2023		28,558		1,710	0	(7)
GLM	07/2022	BRL	569,145		109,483	731	0
	07/2022	CAD	125,000		96,734	0	(376)
	07/2022	MXN	177,542		8,587	0	(242)
	07/2022		$108,827	BRL	569,145	82	(158)
	07/2022		1,802	PEN	6,788	2	(33)
	08/2022		108,621	BRL	569,145	0	(801)
	08/2022		3,531	PEN	13,247	0	(84)
	10/2022	BRL	700,200		$118,498	0	(11,896)
	10/2022		$133,601	BRL	694,100	0	(4,342)
	10/2022		58,288	MXN	1,193,105	14	0
	10/2022 «		5,968	RUB	568,033	3,176	0
	11/2022		10,254	ILS	33,007	0	(701)
	11/2022	ZAR	53,040		$3,304	85	0
	01/2023		$12,476	ILS	40,115	0	(836)
	05/2023	ZAR	50,191		$3,003	14	0
HUS	07/2022	AUD	34,345		23,654	0	(53)
	07/2022	GBP	8,108		9,935	65	0
	07/2022		$1,335	AUD	1,928	0	(4)
	07/2022		623,700	EUR	592,894	16	(2,393)
	07/2022		1,571	GBP	1,247	0	(53)
	08/2022	CNH	13,807		$2,056	0	(6)
	08/2022	EUR	590,783		622,634	2,385	0
	08/2022	MXN	267,639		13,048	0	(162)
	08/2022		$23,657	AUD	34,346	55	0
	08/2022		2,036	CAD	2,609	0	(9)
	08/2022		13,169	CLP	11,034,697	0	(1,228)
	08/2022		4,801	IDR	70,394,403	0	(97)
	05/2023	CNH	13,898		$2,071	0	(9)
JPM	07/2022	BRL	60,400		10,991	0	(550)
	07/2022	CAD	125,000		96,707	0	(404)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

07/2022	$11,440	BRL	60,400	101	0
08/2022	CNH	6,069	$903	0	(4)
08/2022	TWD	572,088	19,416	130	0
08/2022	$10,878	IDR	160,019,060	0	(186)
10/2022	BRL	49,300	$8,509	0	(672)
12/2022	ILS	12,603	4,086	437	0
MYI	07/2022	$3,211	GBP	2,658	25	0
08/2022	TWD	170,130	$5,775	40	0
08/2022	$1,328	AUD	1,928	3	0
08/2022	3,192	CNY	21,430	8	0
08/2022	9,205	IDR	135,799,861	0	(136)
08/2022	286	INR	22,328	0	(4)
RBC	08/2022	23,892	CAD	30,915	126	0
08/2022	22,906	JPY	3,106,704	29	0
09/2022	280	MXN	5,768	3	0
SCX	07/2022	PEN	603	$158	0	0
07/2022	$993	PEN	3,749	0	(16)
08/2022	CHF	3,137	$3,140	0	(155)
08/2022	CNH	24,492	3,656	0	(2)
08/2022	$5,125	CNY	34,303	0	(3)
08/2022	23,689	JPY	3,212,924	30	0
09/2022	ZAR	79,131	$5,119	289	0
SOG	07/2022	EUR	596,639	641,272	16,024	0
07/2022	$251,002	GBP	206,243	62	(4)
08/2022	GBP	205,402	$250,090	0	(66)
08/2022	$6,890	NOK	67,571	0	(24)
TOR	07/2022	GBP	239,479	$301,916	10,398	0
07/2022	$89,830	JPY	11,948,400	0	(1,767)
08/2022	ZAR	8,865	$542	0	0
UAG	07/2022	AUD	13,245	9,460	318	0
07/2022	MXN	170,377	8,201	0	(256)
07/2022	$35,175	AUD	50,523	0	(301)
07/2022	4,494	ZAR	72,308	0	(57)
09/2022	23,858	MXN	475,828	0	(534)
11/2022	ZAR	172,571	$10,859	387	0

Total Forward Foreign Currency Contracts	$56,955	$(64,222)

PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	$91.664	07/07/2022	30,000	$307	$534
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	91.703	07/07/2022	30,000	309	545

Total Purchased Options	$616	$1,079

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200%	07/20/2022	32,200	$(149)	$(70)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	25,700	(73)	(84)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	11,900	(109)	(133)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	24,000	(109)	(52)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	08/17/2022	10,900	(26)	(20)
CBK	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200	07/20/2022	16,600	(25)	(12)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	32,300	(62)	(37)
GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700	08/17/2022	18,300	(20)	(2)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	54,300	(122)	(87)
JPM	Put - OTC CDX.HY-38 5-Year Index	Sell	95.000	08/17/2022	8,500	(103)	(130)
Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	27,400	(243)	(307)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.250	07/20/2022	17,200	(28)	(9)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	08/17/2022	37,100	(85)	(50)

$(1,154)	$(993)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	56,000	$(174)	$(221)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	56,000	(174)	(186)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	08/26/2022	24,500	(122)	(50)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	08/26/2022	24,500	(122)	(239)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.680	07/07/2022	22,000	(304)	(267)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	07/07/2022	22,000	(308)	(252)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	12,000	(12)	(7)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	12,000	(37)	(45)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	67,400	(117)	(52)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	67,400	(117)	(231)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	14,300	(112)	(103)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	14,300	(112)	(94)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.755	09/30/2022	24,100	(152)	(21)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.955	09/30/2022	24,100	(169)	(244)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/01/2022	18,900	(158)	(111)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/01/2022	18,900	(158)	(189)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	32,500	(196)	(224)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	32,500	(196)	(183)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	22,000	(169)	(170)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	22,000	(169)	(135)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	19,700	(77)	(2)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	19,700	(77)	(394)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/02/2022	12,600	(65)	(56)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/02/2022	12,600	(65)	(88)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	28,600	(224)	(205)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	28,600	(224)	(188)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	36,900	(285)	(283)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	36,900	(285)	(228)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	1,962,300	(3,960)	(20)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	11/02/2022	328,400	(16)	(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	1,633,900	(3,308)	(37,450)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	32,500	(200)	(224)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	32,500	(200)	(183)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	26,400	(171)	(198)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	26,400	(171)	(138)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	26,600	(187)	(219)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	26,600	(187)	(127)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	26,600	(185)	(227)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	26,600	(185)	(123)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	26,600	(184)	(233)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	26,600	(185)	(119)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	26,500	(182)	(194)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	26,500	(182)	(144)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	26,500	(181)	(176)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	26,500	(181)	(158)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	27,200	(197)	(220)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	27,200	(197)	(135)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	27,600	(183)	(198)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	27,600	(183)	(156)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	54,400	(197)	(228)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	54,400	(197)	(167)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	54,500	(190)	(209)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	54,500	(190)	(180)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	56,000	(175)	(245)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	56,000	(175)	(173)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	57,200	(449)	(412)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	57,200	(449)	(373)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	27,500	(208)	(203)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	27,500	(208)	(177)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/05/2023	68,100	(126)	(39)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/05/2023	68,100	(126)	(252)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	89,500	(170)	(51)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	89,500	(170)	(335)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	67,300	(73)	(52)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	67,300	(190)	(227)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	63,200	(111)	(49)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	63,200	(111)	(215)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	63,500	(112)	(37)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	63,500	(112)	(255)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/06/2022	12,600	(79)	(72)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/06/2022	12,600	(79)	(104)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	09/07/2022	12,500	(78)	(85)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	09/07/2022	12,500	(78)	(94)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	29,800	(201)	(217)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	29,800	(201)	(160)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	63,600	(413)	(491)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	63,600	(413)	(333)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	62,900	(398)	(430)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	62,900	(398)	(373)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	52,800	(407)	(407)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	52,800	(407)	(326)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	52,800	(403)	(421)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	52,800	(403)	(315)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	325,400	(645)	(186)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	325,400	(645)	(1,194)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	160,600	(313)	(92)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	160,600	(313)	(595)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	146,700	(183)	(85)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	146,700	(329)	(587)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	09/09/2022	19,200	(161)	(170)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150	09/09/2022	19,200	(161)	(160)

$(25,452)	$(55,895)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	$93.563	09/07/2022	21,000	$(157)	$(197)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.438	09/07/2022	21,000	(121)	(125)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.703	09/07/2022	16,700	(109)	(85)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	98.297	07/07/2022	9,000	(56)	(14)
JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.141	09/07/2022	9,500	(36)	(63)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.156	09/07/2022	16,600	(58)	(110)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	32,500	(122)	(271)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	101.141	09/07/2022	9,500	(24)	(39)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	96.906	08/04/2022	6,000	(30)	(76)
MSC	Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052	91.359	09/07/2022	16,000	(107)	(80)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	33,000	(227)	(209)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	100.344	07/07/2022	31,000	(148)	(75)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	98.234	09/07/2022	22,500	(127)	(98)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.406	09/07/2022	8,500	(30)	(63)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	10,500	(40)	(88)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	100.234	09/07/2022	22,500	(102)	(181)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.688	09/07/2022	13,100	(78)	(68)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.563	07/07/2022	8,000	(41)	(4)

$(1,613)	$(1,846)

Total Written Options	$(28,219)	$(58,734)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	1.039%	EUR	100	$2	$(2)	$0	$0

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	3.013%	$3,100	$(136)	$(109)	$0	$(245)
Turkey Government International Bond	1.000	Quarterly	12/20/2024	9.043	1,100	(126)	(58)	0	(184)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	1,200	(57)	(43)	0	(100)
Turkey Government International Bond	1.000	Quarterly	06/21/2025	N/A	100	(17)	(2)	0	(19)
BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.143	400	(19)	19	0	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.726	2,300	(105)	(53)	0	(158)
Turkey Government International Bond	1.000	Quarterly	12/20/2024	9.043	3,480	(441)	(142)	0	(583)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.870	1,600	(28)	(4)	0	(32)
Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.692	200	(2)	(1)	0	(3)
Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.952	600	2	(15)	0	(13)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	600	(22)	(28)	0	(50)
Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.801	100	(1)	1	0	0
Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.045	2,000	(32)	31	0	(1)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

	Turkey Government International Bond	1.000	Quarterly	12/21/2024	N/A	400	(42)	(25)	0	(67)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	400	(18)	(14)	0	(32)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.608	200	(6)	4	0	(2)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.870	1,900	(30)	(8)	0	(38)
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	2.492	4,300	(145)	(85)	0	(230)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.544	600	(9)	4	0	(5)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	1,600	(64)	(69)	0	(133)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	2,200	(18)	9	0	(9)
	Russia Government International Bond	1.000	Quarterly	12/20/2024	N/A	1,000	5	(754)	0	(749)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.186	3,500	(149)	72	0	(77)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	9.043	400	(43)	(24)	0	(67)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.455	500	(16)	13	0	(3)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.608	4,800	(140)	86	0	(54)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	6,900	(101)	107	6	0
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.726	100	(5)	(2)	0	(7)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	200	(8)	(9)	0	(17)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	2,900	(66)	68	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.503	900	(7)	(9)	0	(16)
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	2.924	38,300	(2,372)	(830)	0	(3,202)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	6,100	(310)	(196)	0	(506)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	1,700	(9)	2	0	(7)
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.406	200	(3)	0	0	(3)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.642	2,900	8	(83)	0	(75)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751	7,800	(35)	(225)	0	(260)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	28,400	(1,243)	(1,002)	0	(2,245)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	9.231	100	(16)	2	0	(14)
NGF	Russia Government International Bond	1.000	Quarterly	06/20/2023	N/A	9,100	(256)	(6,557)	0	(6,813)

							$(6,082)	$(9,929)	$8	$(16,019)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	CDX.MCDX-30 5-Year Index		1.000%	Quarterly	06/20/2023	$3,600	$89	$(61)	$28	$0
DUB	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	5,400	(127)	108	0	(19)
FBF	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	1,300	(9)	(5)	0	(14)
GST	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	42,500	(338)	185	0	(153)
	CMBX.NA.AAA.11 Index		0.500	Monthly	11/18/2054	17,200	91	(205)	0	(114)
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	414,500	731	(8,103)	0	(7,372)
	CMBX.NA.AAA.15 Index		0.500	Monthly	11/18/2064	106,200	(1,021)	(2,347)	0	(3,368)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	673	4	(4)	0	0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	12,155	(456)	445	0	(11)
MEI	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	3,400	(25)	(12)	0	(37)
MYC	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	3,500	(79)	66	0	(13)
	CMBX.NA.AAA.11 Index		0.500	Monthly	11/18/2054	4,500	(27)	(3)	0	(30)
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	72,100	(253)	(532)	0	(785)
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	187,700	205	(3,543)	0	(3,338)
	CMBX.NA.AAA.15 Index		0.500	Monthly	11/18/2064	12,400	(105)	(288)	0	(393)
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	5,179	(203)	198	0	(5)
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	12,100	7	(51)	0	(44)
	CMBX.NA.AAA.11 Index		0.500	Monthly	11/18/2054	84,400	(83)	(478)	0	(561)
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	155,100	(503)	(1,186)	0	(1,689)
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	100,000	94	(1,872)	0	(1,778)

							$(2,008)	$(17,688)	$28	$(19,724)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	03/20/2023	$2,700	$(3)	$(16)	$0	$(19)
BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	09/20/2022	10,200	(12)	(379)	0	(391)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	09/20/2022	100	0	(1)	0	(1)
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.044%	Maturity	09/20/2022	9,800	(11)	(257)	30	(298)

								$(26)	$(653)	$30	$(709)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Investment Grade Corporate Bond ETF	129,050	(0.220)% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	$9,519	$0	$(19)	$0	$(19)
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	64,525	(0.520)% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	5,004	0	(254)	0	(254)

								$0	$(273)	$0	$(273)

Total Swap Agreements								$(8,114)	$(28,545)	$66	$(36,725)

(r)

Securities with an aggregate market value of $134,380 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Under certain circumstances, implied credit spreads may not be applicable when the reference obligation or underlying security is distressed or in default (identified as “N/A”) and, as such, the market value would serve as the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$667,158	$47,512	$714,670
Corporate Bonds & Notes
Banking & Finance	0	814,669	695	815,364
Industrials	0	1,266,648	1,503	1,268,151
Utilities	0	487,206	0	487,206
Convertible Bonds & Notes
Banking & Finance	0	16,830	0	16,830
Industrials	0	3,888	0	3,888
Municipal Bonds & Notes
Illinois	0	201	0	201
Puerto Rico	0	312	0	312
U.S. Government Agencies	0	3,348,362	0	3,348,362
U.S. Treasury Obligations	0	695,188	0	695,188
Non-Agency Mortgage-Backed Securities	0	1,690,117	642,262	2,332,379
Asset-Backed Securities	0	1,222,200	74,577	1,296,777
Sovereign Issues	0	288,002	0	288,002
Common Stocks
Communication Services	6,056	0	2,685	8,741
Consumer Discretionary	2	0	0	2
Energy	9,865	0	0	9,865
Financials	2,231	0	10,410	12,641
Industrials	0	0	19,167	19,167
Materials	0	0	72	72
Rights
Financials	0	0	193	193
Warrants
Financials	0	0	206	206
Information Technology	0	0	117	117
Preferred Securities
Banking & Finance	0	38,464	0	38,464
Industrials	0	4,992	1,738	6,730
Utilities	0	0	47,428	47,428
Real Estate Investment Trusts
Real Estate	98	0	0	98
Short-Term Instruments
Repurchase Agreements	0	1,796,817	0	1,796,817
Argentina Treasury Bills	0	7,929	0	7,929
Israel Treasury Bills	0	91,573	0	91,573
U.S. Treasury Bills	0	47,175	0	47,175

$18,252	$12,487,731	$848,565	$13,354,548
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$197	$0	$0	$197

Total Investments	$18,449	$12,487,731	$848,565	$13,354,745

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(673,019)	$0	$(673,019)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,806	16,434	0	18,240
Over the counter	0	58,100	0	58,100

$1,806	$74,534	$0	$76,340
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,332)	(39,962)	0	(41,294)
Over the counter	0	(159,681)	0	(159,681)

$(1,332)	$(199,643)	$0	$(200,975)

Total Financial Derivative Instruments	$474	$(125,109)	$0	$(124,635)

Totals	$18,923	$11,689,603	$848,565	$12,557,091

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$32,040	$14,491	$(1,175)	$(97)	$0	$(4,432)	$6,685	$0	$47,512	$(4,432)
Corporate Bonds & Notes
Banking & Finance	14,467	0	0	7	0	(863)	0	(12,916)	695	(39)
Industrials	1,576	0	0	0	0	(73)	0	0	1,503	(72)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2022 (Unaudited)

Non-Agency Mortgage-Backed Securities	402,169	269,573	(29,591)	(31)	(405)	547	0	0	642,262	(17,558)
Asset-Backed Securities	771	73,578	(7)	0	0	235	0	0	74,577	234
Common Stocks
Communication Services	6,443	0	0	0	0	(3,758)	0	0	2,685	(3,757)
Financials	11,339	0	0	0	0	(929)	0	0	10,410	(929)
Industrials	17,193	0	0	0	0	1,974	0	0	19,167	1,973
Materials	0	0	0	0	0	72	0	0	72	72
Real Estate	22	0	0	0	0	(22)	0	0	0	(22)
Rights(4)
Financials	182	0	0	0	0	11	0	0	193	11
Warrants
Financials	216	0	0	0	0	(10)	0	0	206	(10)
Information Technology	134	0	0	0	0	(17)	0	0	117	(17)
Preferred Securities
Industrials	1,740	0	0	0	0	(2)	0	0	1,738	(2)
Utilities	48,665	0	0	0	0	(1,237)	0	0	47,428	(1,237)

	$536,957	$357,642	$(30,773)	$(121)	$(405)	$(8,504)	$6,685	$(12,916)	$848,565	$(25,785)
Financial Derivative Instruments - Assets
Over the counter	$10,454	$0	$0	$0	$0	$(10,169)	$0	$(284)	$1	$0

Financial Derivative Instruments - Liabilities
Over the counter	$(9,333)	$0	$0	$0	$0	$9,332	$0	$0	$(1)	$0

Totals	$538,078	$357,642	$(30,773)	$(121)	$(405)	$(9,341)	$6,685	$(13,200)	$848,565	$(25,785)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$30,768	Discounted Cash Flow			Purchase Price			5.136	-
		16,744	Third Party Vendor			Broker Quote			62.500 - 93.000	91.687
Corporate Bonds & Notes
Banking & Finance		695	Other Valuation Techniques(3)			-			-	-
Industrials		1,503	Discounted Cash Flow			Discount Rate			4.093	-
Non-Agency Mortgage-Backed Securities		642,262	Proxy Pricing			Base Price			88.500 - 100.008	95.028
Asset-Backed Securities		73,822	Proxy Pricing			Base Price			100.000 - 178,622.000	13,583.651
		755	Recent Transaction / Discounted Cash Flow			Discount rate			8.000
Common Stocks
Communication Services		2,685	Reference Instrument			Liquidity Discount			10.000
Financials		10,410	Indicative Market Quotation			EBITDA Multiple		X	7.000
Industrials		19,167	Discounted Cash Flow			Discount Rate			9.500 - 17.100	9.500
Materials		72	Comparable Companies			EBITDA Multiple		X	9.900	-
Rights
Financials		193	Other Valuation Techniques(3)			-			-	-
Warrants
Financials		12	Indicative Market Quotation			EBITDA Multiple		X	7.000	-
		194	Other Valuation Techniques(3)			-			-	-
Information Technology		117	Comparable Companies / Discounted Cash Flow			EBITDA Multiple		X	3.875	-
Preferred Securities
Industrials		1,738	Comparable Companies / Discounted Cash Flow			Book Value Multiple / Discount R		X/%	0.260/21.660	-
Utilities		47,428	Discounted Cash Flow			Discount Rate			4.871	-

Total		$848,565

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(4)									Sector type updated from Rights to Warrants since prior fiscal year end.

Schedule of Investments PIMCO Moderate Duration Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.8% ¤
CORPORATE BONDS & NOTES 36.0%
BANKING & FINANCE 20.8%
American Tower Corp. 3.375% due 05/15/2024		$1,900	$1,874
AvalonBay Communities, Inc.
2.950% due 05/11/2026		100	96
3.200% due 01/15/2028		2,200	2,074
Aviation Capital Group LLC 4.125% due 08/01/2025		3,300	3,140
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		956	780
Banco Santander SA 3.892% due 05/24/2024		3,600	3,584
Bank of America Corp.
0.822% (EUR003M + 1.000%) due 09/22/2026 ~	EUR	3,300	3,413
0.981% due 09/25/2025 •		$3,400	3,149
1.486% due 05/19/2024 •		4,300	4,204
2.401% (US0003M + 0.790%) due 03/05/2024 ~		4,700	4,672
2.551% due 02/04/2028 •		3,800	3,459
3.384% due 04/02/2026 •		3,500	3,397
Bank of Nova Scotia 2.440% due 03/11/2024		4,000	3,918
Barclays Bank PLC 7.625% due 11/21/2022 (f)		805	813
Barclays PLC 3.125% due 01/17/2024	GBP	700	841
BGC Partners, Inc. 5.375% due 07/24/2023		$2,000	2,014
BNP Paribas SA 3.500% due 03/01/2023		3,500	3,492
Boston Properties LP 3.250% due 01/30/2031		2,600	2,233
Canadian Imperial Bank of Commerce 3.450% due 04/07/2027		3,500	3,358
Cape Lookout Re Ltd. 6.693% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		1,200	1,191
Capital One Financial Corp.
2.636% due 03/03/2026 •		3,700	3,498
4.927% due 05/10/2028 •		3,500	3,469
Citigroup, Inc.
0.776% due 10/30/2024 •		4,400	4,197
1.669% (SOFRRATE + 0.694%) due 01/25/2026 ~(g)		3,800	3,672
2.014% due 01/25/2026 •(g)		3,800	3,564
3.070% due 02/24/2028 •		3,600	3,342
Commonwealth Bank of Australia
2.296% due 03/14/2025		3,600	3,475
2.552% due 03/14/2027		3,600	3,365
Credit Agricole SA 1.907% due 06/16/2026 •		3,200	2,947
Credit Suisse Group AG 3.869% due 01/12/2029 •		3,500	3,148
Crown Castle International Corp. 2.900% due 03/15/2027		3,700	3,415
Danske Bank AS 3.773% due 03/28/2025 •		3,500	3,445
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	3,000	2,925
1.665% due 11/08/2023 •		$3,800	3,755
2.625% due 12/16/2024	GBP	2,700	3,132
3.961% due 11/26/2025 •		$8,300	8,028
Digital Realty Trust LP 4.450% due 07/15/2028		3,200	3,109
Equinix, Inc.
1.550% due 03/15/2028		3,700	3,116
2.625% due 11/18/2024		3,800	3,648
First American Financial Corp. 4.000% due 05/15/2030		3,300	2,970
Ford Motor Credit Co. LLC 3.250% due 09/15/2025	EUR	3,600	3,466
Franklin Resources, Inc. 1.600% due 10/30/2030		$4,500	3,535
GA Global Funding Trust
1.250% due 12/08/2023		4,500	4,322

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2022 (Unaudited)

1.950% due 09/15/2028		3,800	3,216
General Motors Financial Co., Inc. 4.250% due 05/15/2023		3,500	3,513
GLP Capital LP 5.250% due 06/01/2025		2,600	2,555
Goldman Sachs Group, Inc.
1.217% due 12/06/2023		3,900	3,760
1.757% due 01/24/2025 •		1,800	1,732
2.009% (SOFRRATE + 0.620%) due 12/06/2023 ~		3,900	3,855
2.255% (US0003M + 0.750%) due 02/23/2023 ~		4,000	3,994
2.581% (US0003M + 1.170%) due 05/15/2026 ~		1,700	1,661
ING Groep NV 3.285% (US0003M + 1.000%) due 10/02/2023 ~		3,300	3,311
Intercontinental Exchange, Inc. 2.100% due 06/15/2030		3,100	2,597
Invitation Homes Operating Partnership LP 2.300% due 11/15/2028		4,000	3,368
JPMorgan Chase & Co.
0.697% due 03/16/2024 •		2,100	2,055
2.074% (US0003M + 0.890%) due 07/23/2024 ~		800	797
Lloyds Banking Group PLC
2.636% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	4,400	3,012
4.000% due 03/07/2025		50	34
Manulife Financial Corp. 3.703% due 03/16/2032		$3,600	3,313
Mitsubishi UFJ Financial Group, Inc. 1.640% due 10/13/2027 •		4,000	3,529
Mizuho Financial Group, Inc.
1.979% (US0003M + 0.990%) due 07/10/2024 ~		2,800	2,790
3.261% due 05/22/2030 •		3,700	3,320
Morgan Stanley 4.210% due 04/20/2028 •		3,600	3,523
Nationwide Building Society 3.766% due 03/08/2024 •		3,400	3,392
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		3,800	3,206
2.305% (US0003M + 0.640%) due 03/08/2024 ~		4,300	4,196
Nomura Holdings, Inc. 1.851% due 07/16/2025		4,100	3,760
NTT Finance Corp. 0.583% due 03/01/2024		4,300	4,091
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		336	334
Physicians Realty LP 4.300% due 03/15/2027		500	490
Raymond James Financial, Inc. 4.650% due 04/01/2030		1,900	1,882
Regency Centers LP 3.700% due 06/15/2030		3,700	3,362
RGA Global Funding 2.000% due 11/30/2026		3,900	3,555
Sanders Re Ltd. 11.750% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		2,600	2,602
Santander Holdings USA, Inc. 3.244% due 10/05/2026		4,200	3,942
SL Green Operating Partnership LP 3.250% due 10/15/2022		2,148	2,143
Societe Generale SA 1.792% due 06/09/2027 •		3,700	3,234
Standard Chartered PLC
1.319% due 10/14/2023 •		3,600	3,574
1.822% due 11/23/2025 •		4,000	3,707
Starwood Property Trust, Inc. 4.375% due 01/15/2027		3,800	3,305
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		3,500	3,219
2.472% due 01/14/2029		4,000	3,487
Sun Communities Operating LP 2.300% due 11/01/2028		3,900	3,340
Tesco Property Finance PLC 5.661% due 10/13/2041	GBP	1,354	1,712
Toronto-Dominion Bank 2.800% due 03/10/2027		$3,600	3,371
UBS AG
5.125% due 05/15/2024 (f)		5,800	5,799
7.625% due 08/17/2022 (f)		250	251
UBS Group AG 4.488% due 05/12/2026 •		3,800	3,791
UniCredit SpA 7.830% due 12/04/2023		7,800	8,080
Wells Fargo & Co.
3.000% due 02/19/2025		1,500	1,468
3.526% due 03/24/2028 •		3,500	3,318
3.550% due 09/29/2025		3,600	3,541

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2022 (Unaudited)

3.908% due 04/25/2026 •	2,400	2,363

		285,695

INDUSTRIALS 10.4%
Anheuser-Busch Cos. LLC 3.650% due 02/01/2026	4,100	4,040
Bayer U.S. Finance LLC 4.250% due 12/15/2025	4,100	4,053
Berry Global, Inc. 1.570% due 01/15/2026	3,600	3,216
BMW Finance NV 2.250% due 08/12/2022	3,800	3,800
Boeing Co.
1.433% due 02/04/2024	3,500	3,346
1.950% due 02/01/2024	3,500	3,389
2.196% due 02/04/2026	3,600	3,251
Broadcom, Inc.
3.137% due 11/15/2035	4,331	3,295
3.187% due 11/15/2036	175	133
3.419% due 04/15/2033	3,759	3,113
4.150% due 11/15/2030	1,368	1,255
4.926% due 05/15/2037	4,981	4,473
CenterPoint Energy Resources Corp. 2.111% (US0003M + 0.500%) due 03/02/2023 ~	2,070	2,065
CGI, Inc. 1.450% due 09/14/2026	3,800	3,359
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	922	887
Daimler Finance North America LLC 0.750% due 03/01/2024	2,000	1,902
Daimler Trucks Finance North America LLC
1.930% (SOFRRATE + 0.500%) due 06/14/2023 ~	1,800	1,793
2.088% (SOFRRATE + 0.600%) due 12/14/2023 ~	4,000	3,970
2.230% (SOFRRATE + 0.750%) due 12/13/2024 ~	4,000	3,952
Dell International LLC 5.450% due 06/15/2023	1,627	1,644
Discovery Communications LLC 3.625% due 05/15/2030	4,100	3,649
DR Horton, Inc. 4.750% due 02/15/2023	600	604
Expedia Group, Inc. 6.250% due 05/01/2025	1,362	1,404
Fidelity National Information Services, Inc. 1.150% due 03/01/2026	3,600	3,189
General Mills, Inc. 6.410% due 10/15/2022	3,800	3,835
Global Payments, Inc. 2.900% due 05/15/2030	3,500	2,957
Hyatt Hotels Corp.
1.300% due 10/01/2023	3,100	3,003
2.563% (SOFRINDX + 1.050%) due 10/01/2023 ~	3,100	3,095
Hyundai Capital America 0.800% due 01/08/2024	4,000	3,802
Imperial Brands Finance PLC 3.125% due 07/26/2024	3,600	3,489
KLA Corp. 4.650% due 11/01/2024	3,200	3,249
Magallanes, Inc. 3.528% due 03/15/2024	3,600	3,527
NetApp, Inc. 1.875% due 06/22/2025	2,500	2,334
Penske Truck Leasing Co. LP 4.125% due 08/01/2023	2,000	2,008
Quanta Services, Inc. 0.950% due 10/01/2024	3,800	3,518
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025	2,600	2,371
Renesas Electronics Corp.
1.543% due 11/26/2024	4,000	3,738
2.170% due 11/25/2026	3,900	3,483
Rogers Communications, Inc. 3.200% due 03/15/2027	2,700	2,563
Sabine Pass Liquefaction LLC 4.200% due 03/15/2028	700	674
Southern Co. 1.750% due 03/15/2028	3,700	3,168
Suntory Holdings Ltd. 2.250% due 10/16/2024	4,300	4,112
T-Mobile USA, Inc. 1.500% due 02/15/2026	2,600	2,352
Teva Pharmaceutical Finance Netherlands BV 6.000% due 04/15/2024	3,400	3,358
United Airlines, Inc. 4.375% due 04/15/2026	3,400	3,008

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Utah Acquisition Sub, Inc. 3.950% due 06/15/2026	4,300	4,059
VMware, Inc. 4.500% due 05/15/2025	1,700	1,706
Volkswagen Group of America Finance LLC 3.125% due 05/12/2023	2,200	2,185
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025	2,100	2,005
Wipro IT Services LLC 1.500% due 06/23/2026	4,450	4,001

		143,382

UTILITIES 4.8%
AEP Texas, Inc. 3.950% due 06/01/2028	1,800	1,738
Ameren Corp. 2.500% due 09/15/2024	2,100	2,037
AT&T, Inc. 4.350% due 03/01/2029	3,700	3,646
Atmos Energy Corp. 0.625% due 03/09/2023	2,600	2,555
Clearway Energy Operating LLC 3.750% due 02/15/2031	3,300	2,670
Dominion Energy, Inc. 2.250% due 08/15/2031	4,000	3,293
Duke Energy Florida LLC 2.400% due 12/15/2031	4,000	3,425
Enel Finance International NV
1.375% due 07/12/2026	4,000	3,515
4.625% due 06/15/2027	3,500	3,446
Entergy Corp. 1.900% due 06/15/2028	3,600	3,092
Exelon Corp. 2.750% due 03/15/2027	4,000	3,743
Jersey Central Power & Light Co. 4.700% due 04/01/2024	2,900	2,920
NextEra Energy Capital Holdings, Inc. 1.775% (US0003M + 0.270%) due 02/22/2023 ~	4,300	4,274
Niagara Mohawk Power Corp. 2.721% due 11/28/2022	1,400	1,395
Pacific Gas & Electric Co.
1.367% due 03/10/2023	4,300	4,236
3.150% due 01/01/2026	1,400	1,284
3.250% due 02/16/2024	3,000	2,924
3.400% due 08/15/2024	1,300	1,250
3.500% due 06/15/2025	3,000	2,844
Rio Oil Finance Trust 9.250% due 07/06/2024	323	335
Southern California Gas Co. 2.950% due 04/15/2027	3,600	3,410
Tampa Electric Co. 2.600% due 09/15/2022	1,800	1,798
Verizon Communications, Inc. 2.355% due 03/15/2032	8,546	7,093

		66,923

Total Corporate Bonds & Notes (Cost $531,188)		496,000

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
University of California Revenue Notes, Series 2020 0.883% due 05/15/2025	1,000	932

Total Municipal Bonds & Notes (Cost $1,000)		932

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
1.001% due 07/25/2037 •	89	87
1.524% due 10/01/2044 •	11	11
1.758% due 03/01/2034 •	3	3
1.845% due 10/01/2037 •	2	2
1.950% due 02/01/2037 •	2	2
1.973% due 02/01/2035 •	6	6
2.352% due 05/01/2038 •	665	685
2.358% due 01/25/2031 ~(a)	20,555	2,413
2.569% due 06/01/2035 •	272	282
2.640% due 05/01/2037 •	5	5
2.832% due 06/01/2036 •	6	6
4.898% due 12/25/2042 ~	70	70
5.000% due 01/01/2027 •	1	1
6.500% due 03/01/2029 - 06/25/2044	11,323	12,181
7.000% due 09/01/2031	1	1

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2022 (Unaudited)

7.500% due 07/25/2041	3	3
8.000% due 12/15/2024	1	1
Freddie Mac
0.800% due 10/28/2026	14,800	13,300
1.824% (US0001M + 0.500%) due 10/15/2040 ~	932	933
1.924% (US0001M + 0.600%) due 12/15/2037 ~	44	44
3.454% due 05/01/2035 •	15	16
3.704% due 05/01/2037 •	6	6
4.000% due 10/01/2047	121	122
4.500% due 11/01/2029 - 07/01/2033	962	974
5.000% due 10/01/2033	25	26
5.500% due 12/01/2033 - 07/01/2038	150	160
6.000% due 10/01/2022 - 11/01/2037	65	69
6.500% due 10/01/2036 - 07/25/2043	15	15
7.000% due 01/01/2033	4	4
8.500% due 04/15/2025	14	15
Ginnie Mae
1.253% due 04/20/2065 •	1,424	1,412
1.403% due 08/20/2065 •	2,098	2,084
1.625% due 07/20/2034 •	11	10
1.750% (H15T1Y + 1.500%) due 11/20/2025 ~	1	1
1.875% due 06/20/2032 •	1	1
2.250% due 11/20/2034 •	1	1
2.625% due 03/20/2028 •	25	25
3.379% due 06/20/2067 •	1,573	1,568
3.500% due 10/15/2047	500	489
4.000% due 06/20/2048	2,174	2,202
4.500% due 08/20/2048	1,104	1,125
5.000% due 11/20/2049	364	376
5.750% due 08/20/2037	17	18
6.500% due 01/20/2034 - 08/20/2034	7	8
7.000% due 07/15/2031 - 12/15/2032	7	7
U.S. Small Business Administration
4.340% due 03/01/2024	1	1
4.750% due 07/01/2025	542	539
Uniform Mortgage-Backed Security
3.500% due 05/01/2049 - 08/01/2049	967	941
4.000% due 03/01/2029 - 05/01/2048	2,041	2,066
4.500% due 05/01/2023 - 02/01/2038	166	168
5.000% due 07/01/2029 - 04/01/2039	498	521
5.500% due 09/01/2024 - 07/01/2041	3,305	3,531
6.000% due 11/01/2022 - 10/01/2040	195	214
7.500% due 01/01/2031 - 08/01/2032	2	2
8.000% due 08/01/2031	1	1
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2052	3,500	3,363

Total U.S. Government Agencies (Cost $53,331)		52,117

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Bonds
1.250% due 05/15/2050	5,600	3,565
1.375% due 11/15/2040	32,000	23,059
1.375% due 08/15/2050	9,300	6,126
1.875% due 02/15/2041	4,000	3,139
U.S. Treasury Notes
1.125% due 02/15/2031	1,200	1,031
1.750% due 09/30/2022 (j)	1,402	1,402
1.750% due 06/30/2024 (j)	9,000	8,786
1.875% due 07/31/2022 (j)	8,227	8,232
2.000% due 07/31/2022 (j)	1,200	1,201
2.000% due 11/30/2022	315	314
2.875% due 05/15/2032	4,100	4,054

Total U.S. Treasury Obligations (Cost $75,728)		60,909

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.1%
Adjustable Rate Mortgage Trust 3.344% due 10/25/2035 ^~	10	10
American Home Mortgage Investment Trust 4.086% (US0006M + 2.000%) due 02/25/2045 ~	1	1
Angel Oak Mortgage Trust 1.820% due 11/25/2066 ~	3,433	3,119
Banc of America Funding Trust
1.852% (US0001M + 0.240%) due 05/20/2035 ~	514	509
2.736% due 02/20/2036 ~	60	58
2.966% due 05/25/2035 ~	1,097	1,077
Banc of America Mortgage Trust 2.631% due 02/25/2034 ~	16	15
BANK 3.071% due 08/15/2061	3,000	2,861
Bear Stearns Adjustable Rate Mortgage Trust
2.512% due 04/25/2033 ~	2	3
2.548% due 02/25/2033 ~	3	3
2.817% due 02/25/2034 ~	12	12
2.842% due 02/25/2033 ~	6	5

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2022 (Unaudited)

2.961% due 01/25/2035 ~		12	12
3.088% due 10/25/2036 ^~		186	172
3.899% due 07/25/2034 ~		13	12
Bear Stearns ALT-A Trust
2.593% due 10/25/2035 ^~		957	854
2.752% due 05/25/2035 ~		444	428
3.044% due 10/25/2033 ~		3	3
3.074% due 09/25/2035 ^~		192	127
Chase Mortgage Finance Trust
3.080% due 02/25/2037 ~		57	55
3.342% due 03/25/2037 ^~		267	256
Citigroup Mortgage Loan Trust 2.360% due 03/25/2034 ~		14	13
Citigroup Mortgage Loan Trust, Inc. 2.190% due 09/25/2035 •		490	487
CitiMortgage Alternative Loan Trust 2.274% due 12/25/2036 •		1,128	953
Countrywide Alternative Loan Trust
1.476% due 12/25/2035 •		25	22
2.164% due 08/25/2035 •		2,118	1,321
Countrywide Home Loan Mortgage Pass-Through Trust
2.204% due 04/25/2035 •		22	21
2.241% due 03/25/2034 ~		306	293
2.520% due 02/20/2035 ~		52	52
2.711% due 11/25/2034 ~		189	182
Credit Suisse First Boston Mortgage Securities Corp. 1.081% due 03/25/2032 ~		7	7
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.024% (US0001M + 0.400%) due 06/25/2037 ~		3,752	3,352
Eurohome UK Mortgages PLC 1.739% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	769	912
Eurosail PLC
1.740% due 03/13/2045 •		1,533	1,845
1.749% (BP0003M + 0.160%) due 12/15/2044 ~		18	21
Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~		$3,976	3,882
GS Mortgage Securities Corp. Trust 2.210% due 11/15/2036 •		3,000	2,887
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~		3,548	3,034
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~		3,954	3,538
GSR Mortgage Loan Trust
2.933% due 09/25/2035 ~		15	15
2.938% due 09/25/2035 ~		219	213
Hawksmoor Mortgages 1.703% due 05/25/2053 •	GBP	11,372	13,818
IndyMac Adjustable Rate Mortgage Trust 1.686% due 01/25/2032 ~		$13	12
IndyMac INDX Mortgage Loan Trust 1.874% due 02/25/2037 •		5,339	3,707
JP Morgan Chase Commercial Mortgage Securities Trust
2.274% due 02/15/2035 •		3,030	2,964
2.440% (US0001M + 1.115%) due 11/15/2038 ~		4,000	3,835
2.774% (US0001M + 1.450%) due 12/15/2031 ~		2,439	2,416
3.916% due 06/10/2043 ~		3,500	3,317
JP Morgan Mortgage Trust 2.103% due 02/25/2034 ~		8	8
Legacy Mortgage Asset Trust 2.882% due 10/25/2059 þ		2,947	2,931
LoanCore Issuer Ltd. 1.694% (SOFR30A + 0.914%) due 07/15/2035 ~		2,402	2,351
LUXE Commercial Mortgage Trust
2.305% due 11/15/2038 •		4,000	3,851
2.374% due 10/15/2038 •		4,000	3,858
MASTR Reperforming Loan Trust 8.000% due 07/25/2035		89	75
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.184% due 08/15/2032 •		33	30
MF1 Multifamily Housing Mortgage Loan Trust 2.298% due 07/15/2036 •		2,300	2,273
Morgan Stanley Mortgage Loan Trust 2.535% due 06/25/2036 ~		42	41
MortgageIT Trust 2.184% due 10/25/2035 •		166	159
Natixis Commercial Mortgage Securities Trust 3.102% due 03/15/2035 •		4,000	3,920
NYO Commercial Mortgage Trust 2.420% due 11/15/2038 •		4,000	3,833
OBX Trust 3.000% due 01/25/2052 ~		3,843	3,417
One New York Plaza Trust 2.274% due 01/15/2036 •		3,000	2,911
PFP Ltd. 2.174% due 04/14/2038 •		1,678	1,623

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Prime Mortgage Trust 2.024% (US0001M + 0.400%) due 02/25/2034 ~		21	21
Ready Capital Mortgage Financing LLC 2.598% due 01/25/2037 •		3,700	3,571
Residential Funding Mortgage Securities, Inc. Trust
3.027% due 09/25/2035 ^~		144	101
4.704% due 09/25/2035 ~		223	155
Resloc UK PLC 1.749% due 12/15/2043 •	GBP	854	958
Ripon Mortgages PLC 1.351% due 08/28/2056 •		8,185	9,866
SFO Commercial Mortgage Trust 2.474% due 05/15/2038 •		$4,200	4,021
Structured Adjustable Rate Mortgage Loan Trust
2.876% due 02/25/2037 ^~		1,155	869
3.030% due 07/25/2034 ~		63	61
Structured Asset Mortgage Investments Trust
2.095% due 07/19/2035 •		211	200
2.435% due 10/19/2033 •		12	11
2.474% due 05/25/2047 •		4,311	3,614
Towd Point HE Trust 0.918% due 02/25/2063 ~		1,887	1,802
Towd Point Mortgage Funding 1.361% due 07/20/2045 •	GBP	5,019	6,102
Towd Point Mortgage Funding PLC
1.527% due 05/20/2045 •		6,944	8,421
1.605% (SONIO/N + 1.144%) due 10/20/2051 ~		4,169	5,058
UWM Mortgage Trust
2.500% due 11/25/2051 ~		$3,795	3,266
3.000% due 01/25/2052 ~		3,860	3,441
WaMu Mortgage Pass-Through Certificates Trust
2.204% due 10/25/2045 •		108	103
2.387% due 12/25/2036 ^~		811	759
3.325% due 02/25/2037 ^~		742	706
Wells Fargo Alternative Loan Trust 6.000% due 06/25/2037 ^		1,962	1,806
Wells Fargo Commercial Mortgage Trust 3.874% due 06/15/2036 ~		3,500	3,259

Total Non-Agency Mortgage-Backed Securities (Cost $158,246)			152,163

ASSET-BACKED SECURITIES 14.2%
Anchorage Capital CLO Ltd. 2.276% due 07/22/2032 •		4,000	3,888
Arbor Realty Commercial Real Estate Notes Ltd. 2.674% (US0001M + 1.350%) due 11/15/2036 ~		4,500	4,362
Ares CLO Ltd. 1.914% (US0003M + 0.870%) due 01/15/2029 ~		3,588	3,536
BDS Ltd. 3.307% due 03/19/2039 •		3,500	3,469
BPCRE Holder LLC 3.907% due 01/18/2037 •		3,600	3,550
BSPDF Issuer Ltd. 2.524% (US0001M + 1.200%) due 10/15/2036 ~		4,000	3,823
Catamaran CLO Ltd. 2.236% due 04/22/2030 •		4,676	4,615
CIT Mortgage Loan Trust 2.974% due 10/25/2037 •		599	596
Citigroup Mortgage Loan Trust 1.784% due 12/25/2036 •		327	189
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 2.569% due 10/25/2034 •		1,844	1,799
CLNC Ltd. 2.874% (TSFR1M + 1.364%) due 08/20/2035 ~		2,879	2,821
Countrywide Asset-Backed Certificates Trust
1.764% due 06/25/2035 •		285	265
1.764% (US0001M + 0.140%) due 03/25/2037 ~		137	131
2.144% due 12/25/2036 ^•		862	813
2.224% due 06/25/2036 •		3,058	3,034
First Franklin Mortgage Loan Trust 1.934% (US0001M + 0.310%) due 10/25/2036 ~		5,800	4,650
Flagship Credit Auto Trust 4.030% due 12/15/2026		3,500	3,475
Fortress Credit Investments Ltd. 2.753% due 02/23/2039 •		3,700	3,653
Fremont Home Loan Trust
2.164% (US0001M + 0.540%) due 02/25/2036 ~		1,000	888
2.414% due 12/25/2029 •		24	23
GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025		2,978	2,942
3.550% due 01/15/2026		3,500	3,483
GPMT Ltd. 2.992% (US0001M + 1.350%) due 12/15/2036 ~		3,900	3,779
GSAMP Trust
2.209% due 01/25/2036 •		1,364	1,359
2.374% due 01/25/2034 •		1,930	1,890

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2022 (Unaudited)

3.274% (US0001M + 1.650%) due 10/25/2034 ~		17	16
Halseypoint Clo Ltd. 2.163% due 07/20/2031 •		3,700	3,658
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	4,500	4,607
0.680% due 10/20/2031 •		3,000	3,068
HERA Commercial Mortgage Ltd. 2.662% due 02/18/2038 •		$4,400	4,329
HPEFS Equipment Trust 3.150% due 09/20/2029		3,500	3,476
JP Morgan Mortgage Acquisition Trust 1.884% (US0001M + 0.260%) due 06/25/2037 ~		2,902	2,892
KKR CLO Ltd. 1.984% due 07/18/2030 •		3,900	3,838
KVK CLO Ltd. 1.938% due 01/14/2028 •		165	165
LCM LP 2.063% due 07/20/2030 •		3,600	3,544
Lendmark Funding Trust 1.900% due 11/20/2031		3,800	3,303
LoanCore Issuer Ltd. 2.454% due 05/15/2028 •		192	191
Magnetite Ltd. 2.024% due 04/15/2031 •		3,800	3,753
Man GLG Euro CLO DAC 0.690% due 12/15/2031 •	EUR	3,000	3,077
Mariner Finance Issuance Trust 1.860% due 03/20/2036		$4,000	3,543
MASTR Specialized Loan Trust
1.884% due 06/25/2046 •		348	330
1.994% (US0001M + 0.370%) due 01/25/2037 ~		257	126
2.144% due 02/25/2036 •		268	257
MF1 Ltd.
2.623% due 07/16/2036 •		3,500	3,393
2.692% due 10/16/2036 •		3,800	3,648
2.960% due 06/19/2037 •		3,500	3,435
Morgan Stanley ABS Capital, Inc. Trust 2.554% (US0001M + 0.930%) due 11/25/2034 ~		724	709
Morgan Stanley Capital, Inc. Trust 1.984% (US0001M + 0.360%) due 03/25/2036 ~		35	29
Mountain View CLO LLC 2.084% (US0003M + 1.040%) due 01/16/2031 ~		4,200	4,120
Ownit Mortgage Loan Trust 2.524% (US0001M + 0.900%) due 10/25/2036 ^~		3,412	3,239
OZLM Ltd. 2.213% (US0003M + 1.150%) due 01/20/2031 ~		3,800	3,728
Palmer Square Loan Funding Ltd. 1.844% (US0003M + 0.800%) due 10/15/2029 ~		3,657	3,590
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.424% due 12/25/2034 •		1,352	1,322
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		927	312
Residential Asset Mortgage Products Trust
2.064% due 12/25/2035 •		371	338
2.164% (US0001M + 0.540%) due 02/25/2036 ~		1,000	948
Residential Asset Securities Corp. Trust
1.864% due 10/25/2036 •		1,384	1,331
2.239% due 03/25/2036 •		3,900	3,667
Sound Point CLO Ltd.
2.043% due 10/20/2030 •		3,800	3,732
2.113% due 10/20/2028 •		2,976	2,940
2.164% due 07/25/2030 •		3,800	3,737
Soundview Home Loan Trust 2.299% due 06/25/2035 •		484	480
Starwood Commercial Mortgage Trust 2.528% due 07/15/2038 •		2,448	2,430
Starwood Mortgage Trust 2.129% due 11/15/2038 •		3,800	3,669
Stonepeak ABS 2.301% due 02/28/2033		3,587	3,350
Structured Asset Investment Loan Trust 2.524% (US0001M + 0.900%) due 05/25/2035 ~		2,162	2,132
Structured Asset Securities Corp. Mortgage Loan Trust
2.044% due 02/25/2037 •		1,165	1,099
2.629% due 11/25/2035 •		500	486
Sunrun Demeter Issuer 2.270% due 01/30/2057		3,823	3,215
TIAA CLO Ltd. 2.194% due 01/16/2031 •		3,700	3,641
Venture CLO Ltd.
1.924% due 04/15/2027 •		2,480	2,454
2.053% due 07/20/2030 •		3,800	3,747
2.104% due 07/15/2031 •		4,400	4,326
2.113% due 07/20/2030 •		3,500	3,458
2.401% due 09/07/2030 •		3,600	3,551

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Vibrant CLO Ltd. 3.046% due 06/20/2029 •		2,337	2,303
Wellfleet CLO Ltd. 1.953% due 04/20/2029 •		3,374	3,350

Total Asset-Backed Securities (Cost $198,591)			195,115

SOVEREIGN ISSUES 3.6%
Chile Government International Bond 1.625% due 01/30/2025	EUR	3,800	3,881
Israel Government International Bond
0.750% due 07/31/2022	ILS	12,500	3,578
2.750% due 07/03/2030		$4,100	3,807
Japan Bank for International Cooperation 2.375% due 07/21/2022		3,700	3,701
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		5,300	5,309
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,000	422
5.940% due 02/12/2029		9,700	2,316
8.200% due 08/12/2026		20,500	5,601
Province of Quebec 3.500% due 12/01/2022	CAD	600	468
Provincia de Buenos Aires 49.102% due 04/12/2025	ARS	4,288	15
Romania Government International Bond
3.624% due 05/26/2030	EUR	3,400	2,918
3.625% due 03/27/2032		$3,800	2,993
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	232,100	15,108

Total Sovereign Issues (Cost $56,118)			50,117

		SHARES
PREFERRED SECURITIES 0.9%
UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(e)(g)		464,023	11,781

Total Preferred Securities (Cost $12,551)			11,781

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 21.7%
REPURCHASE AGREEMENTS (h) 15.2%			209,716

SHORT-TERM NOTES 0.5%
HPEFS Equipment Trust 1.905% due 05/22/2023		$3,500	3,495
Southern California Edison Co. 1.845% (SOFRRATE + 0.470%) due 12/02/2022 ~		4,000	3,991

			7,486

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (c)(d)	ARS	15,200	51

ISRAEL TREASURY BILLS 2.5%
0.247% due 08/03/2022 - 05/03/2023 (b)(c)	ILS	122,500	34,936

JAPAN TREASURY BILLS 2.5%
(0.126)% due 07/19/2022 - 09/12/2022 (b)(c)	JPY	4,595,800	33,877

U.S. TREASURY BILLS 0.8%
1.000% due 07/19/2022 - 09/01/2022 (b)(c)(l)		$10,800	10,778

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
1.089% due 08/23/2022 (c)(d)(l)		2,100	2,095

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $303,823)		298,939

Total Investments in Securities (Cost $1,390,576)		1,318,073

	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short Asset Portfolio	2,966,057	29,002
PIMCO Short-Term Floating NAV Portfolio III	19,229	187

Total Short-Term Instruments (Cost $29,823)		29,189

Total Investments in Affiliates (Cost $29,823)		29,189

Total Investments 97.9% (Cost $1,420,399)		$1,347,262
Financial Derivative Instruments (i)(k) 0.3%(Cost or Premiums, net $7,383)		4,768
Other Assets and Liabilities, net 1.8%		23,787

Net Assets 100.0%		$1,375,817

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$12,551	$11,781	0.85%
Citigroup, Inc.	1.669	01/25/2026	01/18/2022	3,800	3,672	0.27
Citigroup, Inc.	2.014	01/25/2026	01/18/2022	3,800	3,564	0.26

$20,151	$19,017	1.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$4,216	U.S. Treasury Notes 3.000% due 06/30/2024	$(4,300)	$4,216	$4,216
STR	1.450	06/30/2022	07/01/2022	205,500	U.S. Treasury Notes 0.750% due 07/15/2028	(209,610)	205,500	205,508

Total Repurchase Agreements	$(213,910)	$209,716	$209,724

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2052	$44,000	$(38,153)	$(38,156)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2052	2,400	(2,200)	(2,159)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2052	40,900	(36,762)	(36,752)

Total Short Sales (5.6)%	$(77,115)	$(77,067)

(1)	Includes accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar December 2023 Futures	$96.500	12/18/2023	371	$928	$(436)	$(542)

Total Written Options	$(436)	$(542)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	245	$38,199	$1,229	$924	$0
U.S. Treasury 5-Year Note September Futures	09/2022	2,807	315,086	(375)	1,948	0
U.S. Treasury 10-Year Note September Futures	09/2022	2,811	333,191	(754)	2,855	0
U.S. Treasury 10-Year Ultra September Futures	09/2022	63	8,025	(66)	84	0

$34	$5,811	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond September Futures	09/2022	325	$(41,933)	$(2,400)	$0	$(998)
Euro-Buxl 30-Year Bond September Futures	09/2022	16	(2,742)	118	0	(118)
Japan Government 10-Year Bond September Futures	09/2022	43	(47,098)	195	6	(41)
U.S. Treasury 30-Year Bond September Futures	09/2022	366	(50,737)	369	0	(618)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	126	(19,447)	203	0	(295)

$(1,515)	$6	$(2,070)

Total Futures Contracts	$(1,481)	$5,817	$(2,070)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2027	2.538%	$1,300	$(71)	$(14)	$(85)	$0	$(2)
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.587	3,900	28	(19)	9	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.844	1,900	(86)	96	10	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2024	0.920	1,200	(2)	7	5	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	1.096	600	(10)	10	0	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	1.530	2,700	23	(67)	(44)	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700	3,200	43	(133)	(90)	0	(4)
General Motors Co.	5.000	Quarterly	12/20/2026	2.634	1,500	286	(145)	141	0	(2)
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.505	3,900	29	(19)	10	0	0
Morgan Stanley	1.000	Quarterly	12/20/2022	0.568	4,000	28	(19)	9	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.730	EUR	3,500	(632)	354	(278)	0	(28)

$(364)	$51	$(313)	$0	$(40)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-38 5-Year Index	(5.000)%	Quarterly	06/20/2027	$17,325	$488	$(6)	$482	$23	$0
CDX.IG-38 5-Year Index	(1.000)	Quarterly	06/20/2027	83,700	(45)	46	1	16	0

$443	$40	$483	$39	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

iTraxx Crossover 37 5-Year Index	5.000%	Quarterly	06/20/2027	EUR	3,300	$218	$(320)	$(102)	$0	$(31)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2022 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.800%	Annual	03/15/2032	GBP	11,300	$(402)	$(1,464)	$(1,866)	$202	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		4,200	415	1,029	1,444	0	(129)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		22,300	4,404	4,178	8,582	0	(663)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	2,460,000	107	(62)	45	23	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		85,900	9	(5)	4	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		150,000	0	2	2	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		230,000	1	8	9	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		80,500	4	3	7	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		2,329,000	658	508	1,166	0	(58)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		148,000	0	42	42	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		1,080,000	14	502	516	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	2.200	Annual	06/15/2024		$25,300	(46)	(329)	(375)	60	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.530	Annual	06/21/2024		268,900	54	1,303	1,357	388	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.400	Annual	12/07/2024		154,500	45	(2,025)	(1,980)	230	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.130	Annual	06/21/2025		144,600	32	694	726	229	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		12,100	(42)	(486)	(528)	68	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		25,300	(96)	(638)	(734)	144	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		8,600	723	(108)	615	0	(70)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		27,500	5,367	(424)	4,943	0	(249)
Pay	1-Year BRL-CDI	12.225	Maturity	01/02/2025	BRL	120,000	0	(189)	(189)	54	0
Pay	1-Year BRL-CDI	12.235	Maturity	01/02/2025		64,000	0	(96)	(96)	29	0
Pay	1-Year BRL-CDI	12.395	Maturity	01/02/2025		56,800	0	(56)	(56)	26	0
Pay	1-Year BRL-CDI	12.316	Maturity	01/04/2027		48,200	0	(53)	(53)	28	0
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		$24,700	(551)	637	86	29	0
Pay(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		129,800	(2,387)	(575)	(2,962)	171	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	16,800	(341)	(271)	(612)	199	0
Receive	6-Month EUR-EURIBOR	0.750	Annual	06/15/2032		12,700	2,068	(326)	1,742	0	(237)

							$10,036	$1,799	$11,835	$1,880	$(1,454)

Total Swap Agreements							$10,333	$1,570	$11,903	$1,919	$(1,525)

(j)	Securities with an aggregate market value of $6,284 and cash of $29,076 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2022 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(k)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	08/2022	AUD	6,074		$4,188	$0	$(6)
	08/2022	EUR	408		431	2	0
	08/2022	PEN	3,544		900	0	(23)
	08/2022		$155	BRL	820	0	0
	08/2022		10,083	EUR	9,418	0	(185)
	08/2022		2,115	GBP	1,684	0	(63)
	08/2022		6,768	NOK	64,436	0	(220)
	08/2022		3,974	PEN	15,339	20	0
	02/2023	PEN	15,339		$3,907	0	(24)
BPS	07/2022	BRL	164,157		28,615	0	(2,752)
	07/2022		$31,340	BRL	164,157	27	0
	08/2022	AUD	11,526		$7,947	0	(11)
	09/2022	JPY	459,000		3,435	37	0
	10/2022	PEN	3,331		816	0	(46)
	03/2023	ILS	4,324		1,274	14	0
BRC	08/2022		$4,665	NOK	45,646	0	(27)
	09/2022	JPY	541,000		$4,049	43	0
BSH	07/2022	BRL	172,457		32,797	0	(156)
	07/2022		$31,606	BRL	172,457	1,346	0
CBK	07/2022	BRL	35		$7	0	0
	07/2022		$7	BRL	35	0	0
	07/2022		281	NOK	2,754	0	(1)
	08/2022	AUD	4,182		$2,904	17	0
	08/2022	GBP	1,157		1,410	1	0
	08/2022	ILS	18,487		5,644	344	0
	08/2022	PEN	15,339		3,794	0	(201)
	08/2022		$155	BRL	819	0	0
	08/2022		49	PEN	187	0	(1)
	10/2022	ILS	12,501		$3,899	295	0
	10/2022	PEN	9,535		2,409	0	(55)
	12/2022	ILS	12,501		3,999	379	0
	12/2022	PEN	8,730		2,250	7	0
	01/2023	ILS	11,998		3,797	316	0
	03/2023		10,056		2,965	37	0
	05/2023		15,477		4,622	97	0
DUB	07/2022		$2,725	NOK	26,231	0	(62)
	08/2022	BRL	1,642		$310	0	0
	08/2022	EUR	35,733		37,943	390	0
	08/2022	GBP	46,023		56,772	705	0
	10/2022	ILS	4,899		1,535	122	0
	02/2023	ZAR	55,580		3,328	0	(13)
GLM	07/2022		$375	PEN	1,449	2	0
	08/2022		25		93	0	(1)
	11/2022	ILS	11,999		$3,886	421	0
	05/2023	ZAR	97,685		5,845	27	0
HUS	07/2022	CAD	514		407	8	0
	08/2022	AUD	12,881		9,005	111	0
	08/2022	BRL	4,771		914	12	0
	08/2022	CNH	40,017		5,959	0	(18)
	08/2022	GBP	1,455		1,760	0	(12)
	08/2022	JPY	1,353,700		10,071	68	0
	08/2022	NOK	11,570		1,169	0	(7)
	08/2022		$1,010	BRL	4,959	0	(78)
	08/2022		42	CLP	35,129	0	(4)
	08/2022		7,935	JPY	1,079,400	42	0
	05/2023	CNH	20,246		$3,017	0	(13)
IND	08/2022	NOK	63,615		6,334	0	(130)
JPM	08/2022	CNH	17,592		2,616	0	(11)
	08/2022	EUR	743		779	0	(2)
	08/2022	JPY	126,676		970	34	0
	08/2022	NOK	69,265		6,984	0	(54)
	08/2022		$914	BRL	4,776	0	(12)
	08/2022		3,396	GBP	2,726	0	(75)
	09/2022	ILS	32,603		$10,228	853	0
MYI	07/2022	BRL	16,861		3,218	3	0
	07/2022		$7	BRL	35	0	0
	08/2022	BRL	4,956		$1,010	79	0
	08/2022	EUR	809		844	0	(6)
	08/2022		$7	BRL	35	0	0
RBC	07/2022	JPY	3,595,800		$28,726	2,202	0
	08/2022		$9,198	AUD	12,938	0	(265)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2022 (Unaudited)

SCX	07/2022	ILS	428	$127	4	0
07/2022	$1,605	BRL	8,387	0	(6)
07/2022	124	PEN	470	0	(2)
08/2022	CNH	70,985	$10,597	1	(7)
SOG	08/2022	NOK	27,950	2,819	0	(21)
08/2022	$7,168	NOK	70,295	0	(25)
UAG	07/2022	NOK	29,060	$3,006	55	0
07/2022	$1,605	BRL	8,392	0	(5)
07/2022	774	ZAR	12,461	0	(10)
09/2022	MXN	426	$21	0	0
11/2022	ZAR	107,638	6,589	60	0

Total Forward Foreign Currency Contracts	$8,181	$(4,610)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.851%	08/04/2022	3,900	$42	$47

Total Purchased Options	$42	$47

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC AUD versus USD	$0.722	07/08/2022	9,760	$(50)	$(1)
BRC	Call - OTC AUD versus USD	0.738	08/11/2022	3,500	(20)	(3)
CBK	Put - OTC USD versus NOK	NOK	9.390	07/14/2022	1,100	(10)	0
DUB	Call - OTC USD versus BRL	BRL	5.720	08/12/2022	1,530	(25)	(9)
Put - OTC USD versus NOK	NOK	9.245	07/13/2022	10,800	(86)	(1)
MBC	Call - OTC USD versus BRL	BRL	5.615	08/09/2022	4,500	(70)	(34)
MYI	Call - OTC USD versus BRL	5.555	07/08/2022	15,770	(222)	(10)
Call - OTC USD versus BRL	5.365	07/26/2022	5,000	(80)	(66)
Call - OTC USD versus BRL	5.288	08/29/2022	4,900	(82)	(165)

$(645)	$(289)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140%	10/23/2023	3,100	$(22)	$(26)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	3,100	(22)	(15)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	7,800	(54)	(67)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	7,800	(54)	(36)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	10,600	(83)	(76)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	10,600	(83)	(69)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	08/25/2022	7,300	(37)	(15)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	08/25/2022	7,300	(38)	(71)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.310	08/19/2022	5,600	(49)	(14)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	08/19/2022	5,600	(49)	(53)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	11,800	(77)	(91)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	11,800	(77)	(62)

$(645)	$(595)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	$99.141	07/07/2022	5,700	$(39)	$(35)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.625	08/04/2022	10,300	(58)	(47)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.695	08/04/2022	7,100	(42)	(34)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.820	08/04/2022	7,100	(43)	(36)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.367	08/04/2022	10,600	(66)	(39)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.750	08/04/2022	7,800	(37)	(38)
JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	11,200	(42)	(93)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.766	08/04/2022	14,100	(37)	(69)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	92.656	08/04/2022	11,200	(98)	(83)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	93.098	08/04/2022	8,400	(66)	(79)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.859	08/04/2022	5,700	(37)	(30)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	98.344	08/04/2022	5,100	(25)	(36)

$(590)	$(619)

Total Written Options	$(1,880)	$(1,503)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	2.186%	$2,700	$(113)	$60	$0	$(53)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	5,900	(334)	(156)	0	(490)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	5,100	(229)	(174)	0	(403)

Total Swap Agreements	$(676)	$(270)	$0	$(946)

(l)

Securities with an aggregate market value of $5,195 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$285,695	$0	$285,695
Industrials	0	143,382	0	143,382
Utilities	0	66,923	0	66,923
Municipal Bonds & Notes
California	0	932	0	932
U.S. Government Agencies	0	52,117	0	52,117
U.S. Treasury Obligations	0	60,909	0	60,909
Non-Agency Mortgage-Backed Securities	0	152,163	0	152,163
Asset-Backed Securities	0	195,115	0	195,115
Sovereign Issues	0	50,117	0	50,117
Preferred Securities
Utilities	0	0	11,781	11,781
Short-Term Instruments
Repurchase Agreements	0	209,716	0	209,716
Short-Term Notes	0	7,486	0	7,486

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Argentina Treasury Bills	0	51	0	51
Israel Treasury Bills	0	34,936	0	34,936
Japan Treasury Bills	0	33,877	0	33,877
U.S. Treasury Bills	0	10,778	0	10,778
U.S. Treasury Cash Management Bills	0	2,095	0	2,095

	$0	$1,306,292	$11,781	$1,318,073
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,189	$0	$0	$29,189

Total Investments	$29,189	$1,306,292	$11,781	$1,347,262

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(77,067)	$0	$(77,067)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	930	6,806	0	7,736
Over the counter	0	8,228	0	8,228

	$930	$15,034	$0	$15,964
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,157)	(2,980)	0	(4,137)
Over the counter	0	(7,059)	0	(7,059)

	$(1,157)	$(10,039)	$0	$(11,196)

Total Financial Derivative Instruments	$(227)	$4,995	$0	$4,768

Totals	$28,962	$1,234,220	$11,781	$1,274,963

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 181.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	$1,148	$1,010

Total Loan Participations and Assignments (Cost $1,134)		1,010

CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.3%
Banco La Hipotecaria SA 4.750% due 11/15/2022	15,000	14,902
Preferred Term Securities Ltd.
2.129% (US0003M + 0.300%) due 03/22/2037 ~	254	233
2.129% (US0003M + 0.300%) due 09/22/2037 ~	2,519	2,283
2.179% (US0003M + 0.350%) due 03/22/2038 ~	1,414	1,317
2.209% (US0003M + 0.380%) due 09/23/2035 ~	143	142
2.409% (US0003M + 0.580%) due 03/23/2035 ~	4,000	3,640

		22,517

INDUSTRIALS 0.1%
GlaxoSmithKline Capital, Inc. 3.625% due 05/15/2025	1,600	1,603
Times Square Hotel Trust 8.528% due 08/01/2026	1,875	1,930

		3,533

UTILITIES 0.3%
PG&E Wildfire Recovery Funding LLC
3.594% due 06/01/2032	1,800	1,788
4.263% due 06/01/2038	600	604
4.451% due 12/01/2049	17,500	17,671
4.674% due 12/01/2053	3,600	3,604

		23,667

Total Corporate Bonds & Notes (Cost $48,149)		49,717

U.S. GOVERNMENT AGENCIES 97.4%
Fannie Mae
0.000% due 01/25/2033 - 05/25/2048 (b)(e)	14,276	11,224
0.200% due 02/25/2043 •(a)	4,272	31
0.256% due 01/25/2044 ~(a)	1,539	14
0.397% due 09/25/2022 ~(a)	1,382	0
1.000% due 06/25/2043 •(a)	3,624	216
1.009% due 07/25/2044 ~(a)	1,454	59
1.012% due 10/25/2046 ~(a)	363	14
1.029% due 01/25/2045 ~(a)	1,015	45
1.038% due 03/25/2045 ~(a)	2,011	84
1.101% due 07/25/2052 ~(a)	1,057	35
1.174% due 04/25/2046 ~(a)	1,220	65
1.230% due 04/25/2055 ~(a)	1,720	63
1.247% due 03/25/2060 ~(a)	21,605	820
1.267% due 07/25/2044 ~(a)	1,140	36
1.291% due 08/25/2054 ~(a)	734	31
1.296% due 08/25/2055 ~(a)	1,020	45
1.298% due 09/25/2045 ~(a)	1,157	49
1.401% due 08/25/2044 ~(a)	826	38
1.414% due 07/25/2045 ~(a)	22,957	1,102
1.624% due 02/25/2052 •(a)(h)	433,780	16,239
1.624% (SOFR30A + 2.550%) due 02/25/2052 ~(a)	448,443	12,147
1.663% due 12/01/2034 •(h)	134	137
1.718% due 09/25/2061 ~(a)	12,829	968
1.724% due 05/25/2051 •(a)	8,445	416
1.780% due 09/01/2043 •(h)	1,743	1,772
1.801% due 02/25/2062 ~(a)	31,332	2,127
2.000% due 12/25/2042	88	59
2.100% due 01/01/2047 •(h)	111	106
2.224% (US0001M + 0.600%) due 02/25/2024 ~	1	1
2.228% due 01/01/2035 •(h)	137	140
2.313% due 01/01/2035 •(h)	370	382
2.326% due 08/25/2047 •(a)	30,118	1,699
2.358% due 01/25/2031 ~(a)	9,867	1,159

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

2.376% (US0001M + 4.000%) due 01/25/2033 ~	3,525	2,867
2.474% due 07/25/2038 •	241	246
2.500% due 12/25/2027 - 09/25/2051 (a)	113,196	15,251
2.500% due 12/25/2050 (a)(h)	32,312	4,719
2.526% due 02/25/2033 •	2,012	1,743
2.540% due 08/01/2026 (h)	11,008	10,717
2.663% due 06/01/2035 •	17	17
2.907% due 01/25/2043 •	46	36
2.985% due 07/25/2044 ~(a)	21,877	1,121
3.000% due 09/25/2022 - 05/25/2048	2,305	2,158
3.000% due 03/25/2023 - 11/25/2051 (a)	166,044	23,316
3.000% due 02/01/2043 - 07/01/2060 (h)	115,785	108,868
3.000% due 06/25/2050 (a)(h)	21,291	4,284
3.225% due 04/01/2048 •(h)	206	203
3.310% due 05/01/2047 •(h)	654	650
3.328% due 08/25/2043 ~	24	24
3.376% due 06/25/2050 •(a)	10,024	1,369
3.430% due 03/01/2033 (h)	1,000	979
3.452% (US0001M + 5.400%) due 03/25/2043 ~	8,778	7,508
3.465% due 05/25/2042 ~	22	22
3.500% due 10/25/2027 - 05/25/2051 (a)	167,971	28,053
3.500% due 05/25/2042 - 10/25/2042	923	870
3.500% due 09/25/2050 (a)(h)	28,936	7,488
3.511% due 08/01/2049 •(h)	4,028	4,035
3.575% due 02/01/2026 (h)	12,198	12,174
3.644% due 12/01/2048 •(h)	1,474	1,491
3.725% due 06/01/2048 •(h)	139	139
3.750% due 05/25/2033 - 01/25/2044	35	34
3.752% due 03/25/2033 •	11,009	9,204
3.877% due 01/25/2043 •	55	43
3.938% (US0001M + 5.000%) due 03/25/2047 ~	256	221
3.975% due 06/01/2048 •(h)	116	116
3.976% due 06/25/2044 •(a)	3,807	437
4.000% due 01/25/2033 - 09/25/2050 (a)	115,456	22,700
4.000% due 06/01/2033 - 05/25/2050	9,049	8,901
4.000% due 08/01/2033 - 07/01/2034 (h)	892	892
4.000% due 09/25/2051 (a)(h)	27,919	6,297
4.050% due 12/01/2028 (h)	3,654	3,766
4.326% due 10/25/2043 - 01/25/2050 •(a)	15,423	2,669
4.329% due 05/25/2051 •	7,430	7,147
4.336% due 12/25/2036 •(a)	368	41
4.376% due 05/25/2046 - 11/25/2049 •(a)	64,098	9,761
4.376% (US0001M + 6.000%) due 07/25/2046 - 11/25/2049 ~(a)	31,938	5,092
4.396% due 09/25/2049 •(a)	4,428	528
4.426% due 10/25/2042 - 10/25/2049 •(a)	34,172	5,301
4.426% (US0001M + 6.050%) due 11/25/2044 - 07/25/2059 ~(a)	43,508	6,822
4.476% due 06/25/2037 - 07/25/2050 •(a)	45,015	6,617
4.476% (US0001M + 6.100%) due 10/25/2042 - 06/25/2050 ~(a)	33,426	5,082
4.500% due 02/01/2038 - 08/01/2040	61	61
4.500% due 11/25/2044 - 07/25/2050 (a)	9,333	1,652
4.500% due 04/01/2059 (h)	7,921	8,205
4.526% (US0001M + 6.150%) due 09/25/2041 - 09/25/2048 ~(a)	18,637	2,843
4.526% due 08/25/2042 - 01/25/2049 •(a)	25,387	3,507
4.576% due 06/25/2040 - 05/25/2048 •(a)	18,147	2,841
4.576% (US0001M + 6.200%) due 11/25/2047 - 05/25/2048 ~(a)	13,234	2,094
4.576% (US0001M + 6.200%) due 05/25/2048 ~	7,380	6,498
4.626% due 08/25/2041 •(a)	7,453	525
4.626% (US0001M + 6.250%) due 02/25/2043 ~(a)	13,247	1,636
4.783% due 05/25/2043 •	499	465
4.806% due 03/25/2042 •(a)	1,034	185
4.976% due 09/25/2040 - 09/25/2042 •(a)	5,652	847
5.000% due 11/01/2033 - 07/25/2040	182	191
5.000% due 01/25/2043 •	38	39
5.000% due 06/25/2050 (a)	2,881	533
5.026% (US0001M + 6.650%) due 05/25/2036 ~(a)	865	141
5.076% due 10/25/2026 - 08/25/2040 •(a)	1,325	68
5.082% due 10/25/2046 ~(a)	8,211	607
5.126% (US0001M + 6.750%) due 09/25/2039 ~(a)	72	8
5.176% (US0001M + 6.800%) due 12/25/2032 ~(a)	1,320	167
5.176% due 11/25/2036 •(a)	962	136
5.194% due 06/25/2048 ~	2,614	283
5.276% due 04/25/2038 •(a)	462	60
5.444% due 09/25/2037 •(a)	2,187	136
5.476% due 10/25/2034 •(a)	919	90
5.500% due 02/25/2029 (a)	6	0
5.500% due 01/25/2032 ~(a)	118	15
5.500% due 12/25/2034 - 11/01/2036	2,063	2,150
6.000% due 04/25/2032 - 02/25/2033 (a)	223	36
6.000% due 02/25/2034	101	108
6.017% (US0001M + 7.875%) due 12/25/2042 ~	734	628
6.017% due 12/25/2042 - 10/25/2043 •	1,990	1,801
6.051% (US0001M + 7.467%) due 08/25/2033 ~	496	477
6.076% due 08/25/2034 •(a)	409	46
6.300% due 06/25/2031 ~	15	15
6.500% due 04/25/2038 (a)	255	79
6.853% due 06/25/2043 •	2,173	1,972

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

6.856% due 11/25/2042 - 10/25/2045 •	2,325	1,957
7.000% due 12/25/2023 - 03/25/2049	72	81
7.677% due 11/25/2041 •	751	646
8.722% (US0001M + 12.375%) due 01/25/2041 ~	3,573	3,753
9.413% (US0001M + 12.660%) due 03/25/2040 ~	99	107
13.410% due 09/25/2024 •	3	3
19.026% (US0001M + 25.520%) due 12/25/2036 ~	47	51
Freddie Mac
0.000% due 09/15/2022 - 08/15/2057 (b)(e)	16,945	14,223
0.654% due 10/15/2037 ~(a)	132	3
0.718% due 10/15/2037 ~(a)	340	12
0.730% due 07/25/2024 ~(a)	130,647	1,054
0.835% due 05/15/2037 ~(a)	245	9
0.878% due 09/25/2022 ~(a)	31,630	17
1.053% due 04/25/2034 ~(a)	134,125	9,969
1.084% due 10/15/2041 ~(a)	581	21
1.135% due 02/15/2038 ~(a)	15,509	672
1.144% due 08/15/2041 ~(a)	305	11
1.150% (US0001M + 0.350%) due 10/15/2038 ~	3,435	3,405
1.151% due 03/15/2037 ~(a)	352	17
1.183% due 11/15/2038 ~(a)	955	38
1.194% due 10/15/2038 ~(a)	4,586	190
1.256% due 08/15/2036 ~(a)	504	13
1.288% due 02/15/2038 ~(a)	660	25
1.295% due 01/15/2038 ~(a)	3,187	178
1.334% due 11/15/2036 ~(a)	952	56
1.432% due 06/15/2038 ~(a)	719	38
1.694% due 12/25/2036 •	22,944	21,165
1.707% due 04/15/2047 •(a)	12,402	943
1.868% due 08/15/2047 ~(a)	15,826	834
2.000% due 04/25/2031 - 01/25/2051 (a)	68,385	8,236
2.500% due 09/15/2027 - 03/25/2051 (a)	113,963	14,075
2.574% due 03/25/2052 •(a)	22,847	1,548
2.626% (US0001M + 3.950%) due 07/15/2047 ~(a)	22,981	1,695
2.700% due 08/01/2023 (h)	16,550	16,537
3.000% due 04/15/2027 - 06/25/2051 (a)	176,609	25,771
3.000% due 05/15/2034 ~(a)	603	46
3.000% due 09/25/2045 - 12/25/2046	3,096	2,954
3.000% due 08/25/2050 - 02/25/2051 (a)(h)	108,274	18,826
3.011% due 12/25/2047 ~	365	364
3.089% due 10/25/2046 ~	1,371	1,360
3.176% (US0001M + 4.500%) due 08/15/2040 ~(a)	1,877	121
3.207% due 12/15/2042 •	91	58
3.314% due 12/15/2027 ~(a)	799	45
3.443% (TSFR1M + 2.164%) due 07/15/2035 ~	3,313	3,302
3.471% due 11/15/2048 •(a)	157,129	7,771
3.500% due 01/15/2032 - 08/25/2051 (a)	123,694	20,165
3.500% due 01/01/2038 (h)	609	607
3.500% due 02/15/2041 - 04/15/2054	19,223	18,497
3.500% due 10/15/2047 ~(a)	956	189
3.500% due 07/25/2050 (a)(h)	38,573	8,111
3.554% due 09/25/2024 ~	13,400	11,827
3.676% due 04/15/2042 •(a)	1,697	161
3.751% due 10/15/2042 •	923	650
3.811% due 01/15/2043 •	329	230
3.848% due 12/15/2048 •	3,540	3,469
3.991% due 03/15/2045 •	202	157
4.000% due 02/15/2031 - 06/01/2048	32,091	32,219
4.000% (US0001M + 19.286%) due 01/15/2033 ~	5,156	4,455
4.000% due 06/01/2039 - 01/01/2048 (h)	7,646	7,669
4.000% due 03/15/2042 - 06/25/2051 (a)	139,473	29,206
4.000% due 05/15/2049 ~(a)	588	94
4.000% due 07/25/2050 (a)(h)	18,317	4,034
4.014% (US0001M + 6.000%) due 02/15/2033 ~	3,068	2,549
4.014% due 05/15/2033 •	633	500
4.126% due 11/15/2042 •	297	187
4.376% (US0001M + 6.000%) due 04/25/2048 ~(a)	17,139	2,702
4.376% due 11/25/2049 •(a)	6,948	1,168
4.426% (US0001M + 6.050%) due 04/25/2049 - 06/25/2050 ~(a)	27,674	3,745
4.426% due 08/25/2049 - 11/25/2049 •(a)	21,857	4,173
4.426% due 06/25/2050 •(a)(h)	34,277	5,065
4.476% due 06/25/2050 - 08/25/2050 •(a)	27,743	4,383
4.476% (US0001M + 6.100%) due 07/25/2050 - 08/25/2050 ~(a)	12,358	2,557
4.500% due 08/01/2030 - 06/01/2048	3,364	3,459
4.500% due 07/15/2042 - 07/25/2051 (a)	80,154	14,513
4.525% due 01/15/2033 •	1,251	1,067
4.526% due 05/25/2050 - 06/25/2050 •(a)	31,225	5,314
4.566% due 09/15/2043 •(a)	10,020	1,494
4.576% (US0001M + 6.200%) due 07/25/2050 ~(a)(h)	29,257	5,592
4.676% due 10/15/2036 - 06/15/2042 •(a)	8,574	1,272
4.676% (US0001M + 6.000%) due 06/15/2042 - 08/15/2042 ~(a)	14,842	2,277
4.726% due 08/15/2041 - 09/15/2044 •(a)	8,645	1,224
4.776% due 12/15/2042 - 02/15/2044 •(a)	10,694	2,064
4.826% due 08/15/2025 - 10/15/2048 •(a)	32,892	4,687
4.826% (US0001M + 6.150%) due 05/15/2048 ~(a)	2,867	428
4.876% (US0001M + 6.200%) due 01/15/2033 - 03/15/2048 ~(a)	18,692	2,091

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

4.876% due 03/15/2048 - 06/15/2048 •(a)	3,694	579
5.000% due 10/15/2042 •	339	273
5.000% due 09/15/2046 ~(a)	927	173
5.000% due 05/25/2048 (a)	6,256	1,046
5.000% due 03/01/2049 (h)	23,206	24,266
5.106% due 02/15/2037 •(a)	483	60
5.276% due 01/15/2041 •(a)	350	43
5.326% due 02/15/2032 - 03/15/2035 •(a)	774	56
5.374% due 12/25/2050 •(a)	8,330	1,947
5.376% (US0001M + 6.700%) due 09/15/2026 - 07/15/2042 ~(a)	1,517	229
5.376% due 09/15/2035 •(a)	464	54
5.383% due 07/15/2043 •	12	10
5.426% (US0001M + 6.750%) due 03/15/2037 ~(a)	512	68
5.500% due 02/15/2033 - 01/01/2038	886	940
5.500% due 05/15/2041 •	29	29
5.558% (US0001M + 7.875%) due 12/15/2042 ~	1,149	918
5.575% due 04/15/2032 •(a)	1,570	137
6.000% due 07/15/2035	550	626
6.000% due 03/15/2044 (a)	282	64
6.289% (US0001M + 9.400%) due 05/15/2043 ~	560	483
6.509% due 09/17/2032 •	11	11
6.676% due 06/15/2031 •(a)	109	12
6.856% due 07/15/2037 - 08/15/2045 •	5,307	4,389
7.000% due 03/01/2039	20	22
7.252% due 01/15/2041 •	791	784
7.316% (ECOFIN + 7.550%) due 12/15/2023 ~(a)	70	3
7.500% due 06/15/2042 •	564	616
7.577% (US0001M + 9.700%) due 09/15/2041 ~	526	425
7.730% (H15T10Y + 10.600%) due 05/15/2024 ~(a)	50	3
9.435% (US0001M + 12.267%) due 05/15/2035 ~	240	223
10.352% (US0001M + 13.000%) due 05/15/2033 ~	4	4
10.397% due 05/15/2033 •	9	9
10.488% due 02/15/2041 •	81	88
10.642% due 04/15/2043 •	361	347
10.824% due 10/25/2027 •	247	251
11.753% (US0001M + 16.000%) due 05/15/2041 ~	842	774
12.374% due 03/25/2025 •	355	358
12.693% due 10/15/2033 •	175	184
13.400% due 11/15/2034 •	7	7
15.824% due 10/15/2023 •	5	5
Ginnie Mae
0.000% due 06/20/2040 - 01/20/2044 (b)(e)	5,927	5,294
0.000% due 04/16/2053 ~(a)	228	0
0.025% due 08/16/2048 ~(a)	2,131	3
0.104% due 12/20/2042 ~	404	339
0.151% due 05/16/2050 ~(a)	809	2
0.663% due 11/20/2046 ~(a)	5,633	155
0.678% due 12/20/2045 ~(a)	1,209	33
0.680% due 11/20/2045 ~(a)	1,319	28
0.693% due 06/20/2046 ~(a)	3,264	124
0.704% due 08/20/2047 ~(a)	4,827	156
0.708% due 09/20/2045 ~(a)	1,798	31
0.725% due 06/20/2042 ~(a)	1,331	42
0.727% due 08/20/2045 ~(a)	825	14
0.748% due 05/20/2047 ~(a)	8,614	348
0.765% due 01/20/2047 ~(a)	5,607	171
0.775% due 06/20/2042 ~(a)	1,262	30
0.779% due 07/20/2041 ~(a)	1,540	46
0.804% due 10/20/2046 ~(a)	4,885	170
0.818% due 07/20/2046 ~(a)	5,670	163
0.859% due 06/20/2043 ~(a)	1,209	36
0.890% due 05/20/2040 ~(a)	5,207	163
0.897% due 11/20/2046 ~(a)	424	20
1.123% due 04/20/2043 ~(a)	8,189	256
1.253% due 11/20/2060 •	783	777
1.303% (US0001M + 0.500%) due 03/20/2061 ~	292	290
1.323% due 08/20/2062 •	464	461
1.625% due 08/20/2045 •(h)	613	609
1.685% due 06/20/2049 •(a)	18,913	587
1.705% due 03/20/2048 •(a)	13,986	440
1.750% due 10/20/2044 •(h)	1,000	993
1.803% due 05/16/2053 ~(a)	62	2
1.845% (US0001M + 0.250%) due 03/20/2041 ~	466	462
1.905% due 10/20/2047 •(a)	7,715	271
2.195% due 02/20/2049 •(a)	25,747	1,395
2.500% due 09/20/2050 (a)	5,996	312
3.000% due 02/20/2043 - 02/20/2052 (a)	26,700	2,618
3.000% due 09/20/2046 - 11/20/2067	17,873	16,691
3.000% due 12/20/2046 - 02/20/2048 (h)	25,100	23,957
3.500% due 03/20/2042 - 01/20/2052	29,126	28,549
3.500% due 11/20/2042 - 09/20/2046 (a)	6,814	1,265
3.500% due 01/20/2052 - 02/20/2052 (h)	25,424	24,751
3.945% due 05/20/2049 •(a)	4,503	404
3.955% due 09/20/2043 •(a)	1,268	105
3.955% due 01/20/2044 •	967	962
4.000% due 07/20/2039 - 08/15/2048	10,503	10,636

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

4.000% due 10/16/2044 (a)	1,212	156
4.000% due 11/20/2046 •	68	62
4.455% due 04/20/2046 - 09/20/2049 •(a)	31,806	4,096
4.455% (US0001M + 6.050%) due 03/20/2049 - 09/20/2049 ~(a)	18,518	2,640
4.500% due 07/20/2039 - 09/20/2048	8,238	8,421
4.500% due 12/16/2041 - 05/20/2043 (a)	1,383	222
4.500% due 05/20/2048 - 07/20/2048 (h)	1,204	1,214
4.505% due 01/20/2035 - 12/20/2048 •(a)	8,796	891
4.525% due 12/20/2035 •(a)	14,034	1,066
4.541% (US0001M + 6.050%) due 06/16/2039 ~(a)	977	62
4.591% due 11/16/2034 •(a)	392	27
4.605% due 10/20/2047 •(a)	10,074	1,323
4.605% (US0001M + 6.200%) due 06/20/2048 - 09/20/2048 ~(a)	4,420	557
4.655% due 04/20/2048 •	6,375	6,291
4.691% (US0001M + 6.200%) due 03/16/2035 ~(a)	2,531	121
4.891% (US0001M + 6.400%) due 01/16/2038 ~(a)	1,506	62
4.941% due 02/16/2040 •(a)	1,986	200
4.985% due 10/20/2033 •(a)	593	14
5.000% due 08/20/2034 - 01/20/2049	1,114	1,150
5.000% due 05/16/2043 (a)	927	164
5.000% (US0001M + 20.000%) due 06/20/2045 ~	981	861
5.000% due 08/20/2045 •	774	674
5.105% (US0001M + 6.700%) due 05/20/2041 ~(a)	1,703	154
5.500% due 02/20/2034 - 04/20/2040	166	173
6.000% due 07/20/2038 - 06/20/2041	280	306
6.410% due 12/20/2040 •	1,148	1,070
6.500% due 03/15/2035	481	519
6.856% due 09/20/2045 •	323	244
12.345% due 10/20/2045 •	496	489
Ginnie Mae, TBA
3.000% due 07/01/2052 - 08/01/2052	150,500	141,820
3.500% due 07/01/2052	125,550	122,019
4.000% due 07/01/2052 - 08/01/2052	81,100	80,628
4.500% due 08/01/2052	44,880	45,381
Uniform Mortgage-Backed Security
2.500% due 01/01/2033 - 09/01/2051 (h)	275,830	250,628
2.500% due 10/01/2050 - 09/01/2051	5,056	4,576
3.000% due 04/01/2031 - 03/01/2052 (h)	964,071	904,567
3.000% due 11/01/2049 - 03/01/2052	35,753	33,500
3.500% due 10/01/2034 - 01/01/2052 (h)	226,421	221,193
3.500% due 12/01/2039 - 05/01/2050	11,535	11,239
4.000% due 12/01/2036 - 05/01/2048 (h)	122,150	123,469
4.000% due 06/01/2038 - 08/01/2049	47,407	47,622
4.500% due 04/01/2031 - 04/01/2049	12,307	12,561
4.500% due 12/01/2038 - 07/01/2047 (h)	10,198	10,529
5.000% due 06/01/2048 - 03/01/2049	6,508	6,734
6.000% due 05/01/2049	1,244	1,319
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2052 - 07/01/2052	79,896	71,875
3.000% due 07/01/2037 - 09/01/2052	816,225	761,250
3.500% due 07/01/2037 - 08/01/2052	1,661,337	1,599,328
4.000% due 07/01/2037 - 07/01/2052	1,198,121	1,182,103
5.000% due 07/01/2052	800	817
6.000% due 07/01/2052	200	210

Total U.S. Government Agencies (Cost $6,958,774)		6,642,212

U.S. TREASURY OBLIGATIONS 3.8%
U.S. Treasury Notes
1.750% due 07/15/2022 (j)	2,640	2,641
1.750% due 01/31/2023 (j)(l)	25,013	24,894
1.875% due 08/31/2022 (h)(j)	30,792	30,807
2.000% due 07/31/2022 (j)	28,943	28,963
2.000% due 11/30/2022 (j)(l)	14,041	14,019
2.250% due 08/15/2027 (j)(l)	21,700	20,848
2.375% due 01/31/2023 (j)(l)	61,800	61,724
2.500% due 03/31/2023 (j)(l)	45,750	45,648
2.625% due 06/30/2023 (j)(l)	25,000	24,935
2.750% due 06/30/2025 (j)(l)	5,100	5,062

Total U.S. Treasury Obligations (Cost $262,368)		259,541

NON-AGENCY MORTGAGE-BACKED SECURITIES 46.4%
Adjustable Rate Mortgage Trust
2.574% due 09/25/2035 •	3,241	2,962
2.774% due 02/25/2035 •	7,339	6,676
American Home Mortgage Assets Trust
2.084% due 06/25/2037 •	5,739	5,186
2.204% due 08/25/2037 ^•	8,858	8,221
2.794% due 01/25/2036 ~	1,091	805
American Home Mortgage Investment Trust
1.861% due 06/25/2045 •	5,217	4,962
2.024% due 03/25/2046 •	4,774	4,395
4.062% (US0006M + 2.000%) due 06/25/2045 ~	76	76
Angel Oak Mortgage Trust 3.290% due 11/25/2066 ~	15,681	12,065

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Anthracite Ltd. 5.678% due 06/20/2041		6,154	294
AREIT Trust 3.343% due 11/17/2038 •		10,000	9,516
Ashford Hospitality Trust
2.574% due 04/15/2035 •		8,335	8,022
2.724% (US0001M + 1.400%) due 04/15/2035 ~		15,035	14,287
2.775% due 06/15/2035 •		11,950	11,506
3.175% due 06/15/2035 •		2,300	2,189
3.424% due 04/15/2035 •		13,939	13,072
4.075% (US0001M + 2.750%) due 06/15/2035 ~		5,700	5,350
Atrium Hotel Portfolio Trust 2.974% due 12/15/2036 •		8,800	8,332
Avon Finance PLC
2.290% due 09/20/2048 •	GBP	17,700	21,383
2.790% due 09/20/2048 •		17,700	21,371
3.290% due 09/20/2048 •		13,100	15,821
BAMLL Commercial Mortgage Securities Trust
2.924% (US0001M + 1.600%) due 04/15/2036 ~		$3,000	2,902
3.324% due 03/15/2034 •		7,035	6,823
3.324% due 09/15/2038 •		4,000	3,852
4.074% due 09/15/2038 •		5,000	4,783
Banc of America Alternative Loan Trust
1.984% due 06/25/2037 •		323	242
5.016% due 06/25/2037 ^•(a)		348	41
6.000% due 06/25/2046 ^		1,436	1,122
Banc of America Commercial Mortgage Trust 5.754% due 07/10/2046 ~		1,046	1,046
Banc of America Funding Trust
1.487% (US0001M + 0.170%) due 01/27/2035 ~		205	204
1.487% due 01/27/2035 •		3,858	3,809
1.843% (US0001M + 0.210%) due 05/26/2037 ~		31,513	28,438
2.861% due 02/20/2036 ^~		712	668
3.461% due 01/20/2047 ^~		161	151
6.000% due 09/25/2036		20	20
Banc of America Mortgage Trust
2.941% due 04/25/2035 ^~		1,724	1,675
2.945% due 11/20/2046 ^~		65	60
3.027% due 05/25/2034 ~		23	23
3.405% due 06/25/2034 ~		45	44
Barclays Commercial Mortgage Securities Trust
2.515% due 07/15/2037 •		2,600	2,516
3.215% due 07/15/2037 •		7,000	6,720
3.715% due 07/15/2037 •		10,600	10,132
Bayview Opportunity Master Fund Trust 1.484% (SOFR30A + 0.900%) due 10/25/2051 ~		1,326	1,241
BCAP LLC Trust
1.176% due 01/26/2037 ~		2,627	2,318
2.861% due 02/26/2036 ~		3,735	3,503
Bear Stearns Adjustable Rate Mortgage Trust
2.116% (US0012M + 1.875%) due 12/25/2046 ^~		407	347
2.141% due 12/25/2046 •		1,822	1,619
2.917% due 10/25/2036 ^~		192	177
3.140% due 05/25/2037 ~		2,901	2,743
Bear Stearns ALT-A Trust
1.944% (US0001M + 0.320%) due 02/25/2034 ~		27	25
1.944% due 08/25/2036 ^•		5,314	4,876
2.124% due 01/25/2036 ^•		797	1,076
2.890% due 11/25/2035 ^~		738	614
3.074% due 09/25/2035 ^~		479	318
3.235% due 08/25/2036 ^~		5,995	4,772
3.271% due 04/25/2035 ~		33	31
Bear Stearns Commercial Mortgage Securities Trust
5.312% due 06/11/2041 ~		61	60
5.657% due 10/12/2041 ~		213	203
Bear Stearns Mortgage Funding Trust 2.084% due 09/25/2046 ^•		90	79
Bear Stearns Structured Products, Inc. Trust 3.490% due 01/26/2036 ^~		2,135	1,769
Beast Mortgage Trust
2.774% due 03/15/2036 •		3,000	2,902
3.274% due 03/15/2036 •		5,590	5,368
3.824% due 03/15/2036 •		32,020	30,430
Beneria Cowen & Pritzer Collateral Funding Corp.
2.920% due 06/15/2038 •		5,000	4,765
3.816% due 06/15/2038 •		12,750	12,038
BHP Trust
3.095% (US0001M + 1.771%) due 08/15/2036 ~		7,700	7,255
3.892% (US0001M + 2.568%) due 08/15/2036 ~		5,880	5,514
BPCRE Ltd. 3.423% due 02/15/2037 •		9,797	9,715
Braemar Hotels & Resorts Trust 2.574% due 06/15/2035 •		3,175	3,030
BWAY Mortgage Trust
3.524% due 09/15/2036 •		6,000	5,781
4.174% due 09/15/2036 •		7,000	6,741

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

BX Commercial Mortgage Trust
2.524% due 04/15/2034 •		2,500	2,382
2.974% due 04/15/2034 •		11,733	11,110
BX Trust
2.515% due 10/15/2026 •		1,500	1,408
2.544% (US0001M + 1.220%) due 05/15/2030 ~		3,900	3,732
3.154% due 10/15/2026 •		4,000	3,761
BXP Trust 3.379% due 06/13/2039		10,300	9,643
Cascade Funding Mortgage Trust
1.374% due 02/25/2031 ~		7,250	6,965
1.847% due 02/25/2031 ~		9,000	8,573
CD Mortgage Trust 3.431% due 08/15/2050		4,600	4,437
Chase Mortgage Finance Trust 3.442% due 02/25/2037 ~		32	32
ChaseFlex Trust
1.974% due 02/25/2037 •		4,842	1,450
2.224% due 05/25/2037 •		8,700	8,426
2.304% due 05/25/2037 •		1,206	1,186
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 1.924% (US0001M + 0.300%) due 08/25/2037 ~		2,648	2,312
Chester B1 Issuer PLC
1.750% (SONIO/N + 1.300%) due 01/17/2058 ~	GBP	1,000	1,213
2.050% (SONIO/N + 1.600%) due 01/17/2058 ~		1,100	1,330
Citigroup Commercial Mortgage Trust
3.124% (US0001M + 1.800%) due 12/15/2036 ~		$3,063	2,904
3.778% due 09/10/2058		13,800	13,679
Citigroup Mortgage Loan Trust
2.490% due 03/25/2036 ^•		23	22
2.500% due 05/25/2051 ~		32,769	28,150
2.604% due 02/20/2036 ~		3,412	3,072
3.000% due 11/27/2051 ~		33,664	30,075
3.483% due 06/27/2037 ~		7,028	6,186
3.950% due 05/25/2035 •		3	3
6.000% due 08/25/2037 ~		1,786	868
Citigroup Mortgage Loan Trust, Inc. 4.255% due 08/25/2035 ^~		505	476
Colony Mortgage Capital Ltd. 2.802% due 11/15/2038 •		5,000	4,774
COLT Mortgage Loan Trust
4.550% due 04/25/2067 ~		34,484	34,096
4.570% due 03/25/2067 ~		4,800	4,295
Commercial Mortgage Lease-Backed Certificates 8.110% due 06/20/2031 ~		9,526	9,620
Commercial Mortgage Trust
1.646% due 12/10/2045 ~(a)		4,133	6
2.424% (US0001M + 1.100%) due 06/15/2034 ~		6,500	6,337
Connecticut Avenue Securities Trust
2.926% due 03/25/2042 •		9,194	9,020
3.624% due 01/25/2040 •		4,182	4,122
3.698% due 05/25/2042 •		1,952	1,948
4.026% due 03/25/2042 •		3,750	3,518
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^		42	28
Countrywide Alternative Loan Trust
1.864% (US0001M + 0.240%) due 06/25/2036 ~		2,123	1,999
1.876% due 08/25/2035 •		3,445	3,216
1.904% due 04/25/2047 •		293	257
1.976% due 09/25/2035 •		357	339
1.984% due 11/25/2036 •		2,069	2,310
2.004% due 09/25/2046 ^•		2,043	1,947
2.024% (US0001M + 0.400%) due 06/25/2036 ^~		1,519	751
2.184% due 08/25/2047 ^•		3,352	3,021
2.252% due 12/20/2035 •		1,558	1,429
2.266% (US0001M + 0.640%) due 11/20/2035 ~		210	198
2.324% due 05/25/2036 •		183	84
2.526% (12MTA + 2.050%) due 10/20/2035 ~		1,213	903
2.661% due 03/25/2047 ^•		72	61
3.096% due 05/25/2036 ~		1,643	1,495
3.976% due 06/25/2036 •(a)		1,503	207
5.326% due 10/25/2037 ^•(a)		6,349	1,538
5.500% due 07/25/2035		5,423	4,532
6.000% due 07/25/2036 ^		17,528	9,716
6.000% due 08/25/2036		1,471	1,416
6.000% due 08/25/2036 •		1,187	1,143
6.000% due 04/25/2037		4,204	2,336
6.000% due 04/25/2037 ^		2,574	1,580
6.000% due 07/25/2037		12,446	7,354
6.500% due 12/25/2036		8,186	4,334
Countrywide Home Loan Mortgage Pass-Through Trust
2.284% (US0001M + 0.660%) due 02/25/2035 ~		406	380
2.448% due 01/25/2036 ~		46	41
2.730% due 02/25/2047 ^~		514	465
2.818% due 01/25/2036 ^~		1,364	1,267
3.044% due 03/25/2037 ^~		375	330

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.093% due 11/25/2037 ~		1,073	1,009
4.500% due 05/01/2034		218	197
5.500% due 01/25/2035		203	199
5.750% due 05/25/2037 ^		24	12
5.750% due 07/25/2037 ^		1,361	805
6.000% due 01/25/2038		273	151
6.250% due 09/25/2037 ^		71	50
6.500% due 10/25/2037 ^		10,185	4,259
6.500% due 11/25/2037 ^		4,212	1,931
Countrywide Home Loan Reperforming REMIC Trust
1.964% due 01/25/2036 •		202	193
4.377% due 01/25/2034 ^~		3,141	2,794
7.500% due 06/25/2035 ^		377	379
Credit Suisse Commercial Mortgage Trust 5.792% due 01/15/2049 ^~(c)		2,500	3,657
Credit Suisse Mortgage Capital Certificates
2.981% due 09/27/2047 ~		420	417
3.047% due 01/26/2047 ~		2,956	1,749
5.907% due 10/26/2036 ~		604	531
6.250% due 05/26/2048		6,275	4,593
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~		27,525	26,011
1.926% due 07/27/2061 ~		31,957	29,849
2.500% due 07/25/2056 ~		2,310	1,976
2.691% due 03/25/2060 ~		8,665	8,425
2.938% due 12/26/2059 ~		2,061	2,034
3.000% due 11/25/2056 ~		7,312	6,542
3.014% due 07/25/2050 ~		3,087	3,105
3.023% due 08/25/2060 ~		2,836	2,744
3.125% (US0001M + 1.800%) due 07/15/2038 ~		4,000	3,816
3.625% due 07/15/2038 •		5,000	4,724
4.225% due 07/15/2038 •		10,000	9,427
4.786% due 05/27/2053 ~		2,221	2,239
CRSNT Commercial Mortgage Trust
2.530% due 04/15/2036 •		24,753	23,655
2.880% due 04/15/2036 •		10,913	10,385
3.330% due 04/15/2036 •		17,000	16,097
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052		3,100	2,807
DBGS Mortgage Trust 2.824% due 06/15/2033 •		9,000	8,478
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.924% due 03/25/2037 ^•		1,053	1,036
1.924% due 09/25/2047 ^•		17,071	15,440
2.104% due 01/25/2047 •		1,886	1,725
DOLP Trust 3.704% due 05/10/2041 ~		46,540	36,927
DROP Mortgage Trust
3.020% (US0001M + 1.700%) due 10/15/2043 ~		5,500	5,265
3.570% due 10/15/2043 •		7,200	6,824
Ellington Financial Mortgage Trust 2.296% due 06/25/2066 ~		2,200	1,703
Eurosail PLC 2.360% (BP0003M + 0.770%) due 09/13/2045 ~	GBP	1,086	1,255
Extended Stay America Trust
2.705% (US0001M + 1.380%) due 07/15/2038 ~		$34,786	33,805
3.025% due 07/15/2038 •		34,985	33,921
3.575% (US0001M + 2.250%) due 07/15/2038 ~		39,557	38,273
4.175% (US0001M + 2.850%) due 07/15/2038 ~		6,063	5,815
Fannie Mae
1.302% due 06/25/2052 ~(a)		22,212	835
1.500% due 11/25/2035 (a)		26,075	1,522
1.500% due 02/25/2036 (a)		27,629	1,691
2.000% due 10/25/2050 (a)		10,449	1,259
2.500% due 11/25/2050 (a)(h)		47,864	7,076
2.500% due 02/25/2051 (a)		7,272	925
4.426% (US0001M + 6.050%) due 07/25/2049 ~(a)		4,625	616
First Horizon Alternative Mortgage Securities Trust 2.498% due 07/25/2036 ~		131	113
First Horizon Mortgage Pass-Through Trust
2.711% due 11/25/2035 ~		12	11
3.213% due 08/25/2035 ~		75	51
Freddie Mac
2.500% due 02/25/2051 (a)(h)		31,532	4,612
2.500% due 03/25/2051 (a)		23,535	3,441
2.500% due 07/25/2051 (a)		8,271	1,165
2.500% due 11/25/2051 (a)		5,556	904
2.576% (SOFR30A + 1.650%) due 01/25/2034 ~		2,126	2,052
2.726% due 01/25/2051 •		2,867	2,743
3.026% due 10/25/2033 •		8,412	7,798
3.126% due 05/25/2042 •		12,040	11,895
3.500% due 03/25/2052 (a)(h)		27,406	4,117
3.726% due 10/25/2050 •		1,231	1,234
3.826% (SOFR30A + 2.900%) due 04/25/2042 ~		10,900	10,274
4.000% due 11/25/2049 (a)		5,893	1,151
4.500% due 10/25/2051 (a)		13,984	2,303

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

GCAT LLC 2.981% due 09/25/2025 þ		2,212	2,176
GCAT Trust
2.565% due 05/25/2066		9,952	7,967
3.000% due 07/25/2043 ~		47,814	42,656
GCT Commercial Mortgage Trust
2.574% due 02/15/2038 •		10,000	9,668
3.024% due 02/15/2038 •		9,800	9,414
Ginnie Mae
3.500% due 01/20/2052		4,768	4,287
3.500% due 03/20/2052		23,121	22,045
Global Mortgage Securitization Ltd. 1.894% due 04/25/2032 •		1,088	1,075
GMAC Mortgage Corp. Loan Trust 3.250% due 05/25/2035 ~		9	9
GPMT Ltd.
3.212% (US0001M + 1.600%) due 07/16/2035 ~		15,000	14,551
3.562% due 07/16/2035 •		5,000	4,843
4.012% due 07/16/2035 •		10,000	9,785
Great Hall Mortgages PLC 2.193% due 06/18/2039 •		311	305
GreenPoint Mortgage Funding Trust 2.084% due 02/25/2037 •		9,607	9,016
Grifonas Finance PLC 0.000% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	10,366	10,285
GS Mortgage Securities Corp. Trust
2.524% due 07/15/2031 •		$11,605	11,284
2.574% due 07/15/2025 •		1,582	1,529
2.774% due 07/15/2025 •		4,595	4,397
2.774% (US0001M + 1.450%) due 07/15/2031 ~		3,293	3,162
2.974% due 12/15/2036 •		4,115	4,012
3.024% (US0001M + 1.700%) due 08/15/2032 ~		4,335	4,147
3.124% (US0001M + 1.800%) due 07/15/2025 ~		5,672	5,358
4.579% due 10/10/2032		26,200	25,895
GS Mortgage Securities Trust
0.583% due 08/10/2043 ~(a)		7,708	58
3.932% due 10/10/2035 ~		11,300	10,384
GS Mortgage-Backed Securities Corp. Trust
2.300% due 07/25/2061 ~		17,128	15,366
3.207% due 07/25/2061 ~		5,664	5,128
4.211% due 07/25/2061 ~		2,039	1,839
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~		3,383	2,906
2.500% due 02/25/2052 ~		11,290	9,698
2.500% due 07/25/2052 ~		23,485	20,174
2.500% due 08/25/2052 ~		48,469	41,510
3.000% due 08/26/2052 ~		86,456	76,969
3.000% due 09/25/2052 ~		98,336	87,976
3.625% due 01/25/2059 ~		18,306	17,737
GSMPS Mortgage Loan Trust
1.974% due 01/25/2036 •		582	488
2.024% due 04/25/2036 •		5,778	4,804
3.343% due 03/25/2035 ~		3,558	3,525
3.432% due 01/25/2036 ~		3,091	2,918
GSMSC Resecuritization Trust 3.222% due 06/26/2037 ~		4,428	4,034
GSR Mortgage Loan Trust 6.250% due 08/25/2036 ^		713	283
HarborView Mortgage Loan Trust
1.802% (US0001M + 0.190%) due 01/19/2038 ~		14,778	13,410
1.817% due 12/19/2036 •		4,312	3,791
2.032% due 11/19/2036 •		4,480	3,922
2.179% due 04/19/2034 ~		76	71
2.232% due 08/19/2045 •		30	28
2.376% due 09/19/2035 •		3,807	3,387
2.476% (12MTA + 2.000%) due 10/19/2035 ~		19,330	11,954
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~		2,375	2,290
Hilton Orlando Trust
2.774% due 12/15/2034 •		5,000	4,795
3.174% due 12/15/2034 •		22,027	20,966
Homestar Mortgage Acceptance Corp. 2.419% due 03/25/2034 •		2,668	2,630
HPLY Trust
2.924% due 11/15/2036 •		3,364	3,218
3.324% due 11/15/2036 •		18,597	17,525
3.674% (US0001M + 2.350%) due 11/15/2036 ~		1,814	1,692
HSI Asset Loan Obligation Trust
1.994% (US0001M + 0.370%) due 12/25/2036 ~		763	164
5.006% due 12/25/2036 •(a)		747	108
HSI Asset Securitization Corp. Trust 2.434% due 07/25/2035 •		3,282	3,371
Hundred Acre Wood Trust 1.484% (SOFR30A + 0.900%) due 10/25/2051 ~		8,136	7,641
Impac Secured Assets Trust
2.184% due 08/25/2036 •		1,737	1,665

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

2.324% due 05/25/2036 •	9	8
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	2,000	1,966
Independence Plaza Trust 3.911% due 07/10/2035	18,830	18,181
IndyMac IMSC Mortgage Loan Trust 2.981% due 06/25/2037 ^~	11,552	8,507
IndyMac INDX Mortgage Loan Trust
1.804% due 02/25/2037 ^•	2,073	1,928
2.024% due 10/25/2036 •	7	6
2.404% due 12/25/2034 •	305	245
2.640% due 08/25/2035 ~	40	37
2.735% due 09/25/2036 ^~	2,289	1,956
2.812% due 09/25/2036 ^~	148	127
InTown Hotel Portfolio Trust 4.825% (US0001M + 3.500%) due 01/15/2033 ~	6,500	6,408
Jefferies Resecuritization Trust 7.026% due 06/25/2047 ~	630	540
JP Morgan Alternative Loan Trust
1.944% due 11/25/2036 ^•	1,588	1,444
6.000% due 12/27/2036	2,818	1,683
JP Morgan Chase Commercial Mortgage Securities Trust
2.774% due 02/15/2035 •	1,241	1,190
3.074% (US0001M + 1.750%) due 03/15/2036 ~	1,900	1,847
3.434% due 05/15/2034 •	5,000	4,898
3.464% due 10/15/2032 •	384	383
3.624% (US0001M + 2.300%) due 03/15/2036 ~	29,900	28,779
4.424% due 03/15/2036 •	4,000	3,833
5.337% due 05/15/2047	20,658	19,034
JP Morgan Mortgage Trust
0.496% due 02/25/2052 ~(a)	55,666	1,333
0.500% due 05/25/2052 ~(a)	90,489	2,424
1.876% (SOFR30A + 0.950%) due 05/25/2052 ~	25,017	23,578
2.500% due 10/25/2051 ~	8,378	7,226
2.500% due 11/25/2051 ~	6,973	5,974
2.500% due 12/25/2051 ~	6,141	5,228
2.500% due 02/25/2052 ~	7,013	6,024
2.680% due 11/25/2035 ~	2,834	2,578
2.816% due 04/25/2035 ~	14	14
3.000% due 01/25/2052 ~	124,205	113,242
3.000% due 03/25/2052 ~	39,256	35,987
3.000% due 04/25/2052 ~	117,232	104,882
3.000% due 05/25/2052 ~	123,907	109,923
3.008% due 07/25/2035 ~	2	2
3.123% due 06/25/2036 ~	3,611	2,759
3.172% due 01/25/2037 ~	2,293	2,045
3.500% due 09/25/2052 ~	12,853	11,915
7.000% due 08/25/2037 ^	1,006	617
JP Morgan Resecuritization Trust
6.000% due 08/26/2036 ~	2,509	2,414
6.000% due 09/26/2036 ~	4,116	3,205
KREST Commercial Mortgage Securities Trust 3.024% due 11/05/2044 ~	17,515	13,335
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	5,803	5,538
4.250% due 09/29/2046 «	30,774	30,383
La Hipotecaria Panamanian Mortgage Trust
2.750% due 09/08/2039 «•	4,204	4,076
3.508% due 11/24/2042 «•	10,837	10,708
LB-UBS Commercial Mortgage Trust 5.111% due 07/15/2040 ~	2,469	2,398
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ	6,862	6,393
1.750% due 07/25/2061 þ	9,177	8,485
1.892% due 10/25/2066 þ	6,022	5,848
1.991% due 09/25/2060 ~	2,362	2,307
2.250% due 07/25/2067 þ	7,717	7,226
2.734% due 01/25/2060 þ	1,078	1,053
3.000% due 06/25/2059 þ	2,620	2,618
3.250% due 11/25/2059 þ	211	211
Lehman Mortgage Trust
1.944% due 08/25/2036 ^•	105	78
2.074% due 11/25/2036 •	26,031	6,717
4.926% due 11/25/2036 •(a)	16,762	2,893
5.750% due 02/25/2037 ^	3,995	3,203
Lehman XS Trust
1.864% due 08/25/2036 ^•	114	122
1.906% (US0001M + 0.900%) due 08/25/2047 ^~	2,226	2,018
1.984% due 12/25/2036 •	2,061	2,042
2.084% due 04/25/2046 ^•	1,998	2,276
LoanCore Issuer Ltd. 2.144% due 07/15/2035 •	8,900	8,591
Luminent Mortgage Trust 2.084% due 05/25/2037 ^•	29	27
LUXE Commercial Mortgage Trust
3.074% due 10/15/2038 •	13,069	12,384

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.574% due 10/15/2038 •		47,401	44,393
4.074% (US0001M + 2.750%) due 10/15/2038 ~		16,074	15,015
MASTR Asset Securitization Trust 6.250% due 01/25/2038		529	341
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		922	656
7.000% due 07/25/2035		2,403	1,871
Merrill Lynch Mortgage Investors Trust 3.082% due 02/25/2036 ^~		440	320
MF1 Multifamily Housing Mortgage Loan Trust 2.648% due 07/15/2036 •		20,000	19,127
MFA Trust 2.306% due 04/25/2065 ~		8,966	8,170
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,284	1,256
2.750% due 08/25/2059 ~		7,389	7,184
Morgan Stanley Bank of America Merrill Lynch Trust 1.021% due 12/15/2048 ~(a)		5,353	15
Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~		18,600	15,624
2.574% (US0001M + 1.250%) due 11/15/2034 ~		2,500	2,428
2.724% due 11/15/2034 •		4,000	3,843
3.122% due 12/15/2023 •		8,896	8,545
3.702% (US0001M + 2.378%) due 12/15/2023 ~		24,544	23,570
4.401% due 12/15/2023 •		42,522	40,053
5.485% due 11/14/2042 ~		1,552	1,526
5.574% due 11/12/2049 ~		2,069	1,578
5.658% due 10/12/2052 ~		679	718
Morgan Stanley Mortgage Loan Trust
2.524% due 02/25/2036 ^•		212	201
2.576% due 12/25/2035 ~		4,098	3,717
2.993% due 09/25/2035 ^~		53	39
5.500% due 10/25/2037 ^		442	412
5.701% due 02/25/2047 þ		2,289	1,038
Morgan Stanley Re-REMIC Trust 1.186% due 02/26/2037 •		9,975	9,405
Mortgage Equity Conversion Asset Trust
3.270% due 01/25/2042 •		18,953	18,143
3.280% (H15T1Y + 0.500%) due 05/25/2042 ~		10,348	10,120
3.300% (H15T1Y + 0.470%) due 02/25/2042 ~		3,935	3,610
MortgageIT Securities Corp. Mortgage Loan Trust 2.084% due 06/25/2047 •		2,453	2,355
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039		10,180	9,457
New Residential Mortgage Loan Trust
2.201% due 10/25/2058 ~		10,000	9,504
2.750% due 07/25/2059 ~		28,247	27,376
2.750% due 11/25/2059 ~		227	218
3.008% due 10/25/2058 ~		5,500	5,198
3.500% due 10/25/2059 ~		2,787	2,686
3.963% due 10/25/2058 ~		2,500	2,364
New York Mortgage Trust 1.954% due 08/25/2035 •		655	618
OBX Trust 3.000% due 01/25/2052 ~		5,620	4,997
One Bryant Park Trust 2.516% due 09/15/2054		50,000	43,322
Preferred Residential Securities PLC 2.589% due 12/15/2043 •	GBP	2,635	2,854
PRET LLC 2.487% due 10/25/2051 ~		$3,952	3,701
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		12,823	12,067
RBSGC Mortgage Loan Trust 1.924% due 01/25/2037 •		20,244	5,622
RBSSP Resecuritization Trust
2.551% due 12/25/2035 ~		2,546	2,431
6.000% due 06/26/2037 ~		167	148
Ready Capital Mortgage Financing LLC
2.924% (US0001M + 1.300%) due 04/25/2038 ~		5,000	4,698
3.374% due 04/25/2038 •		10,000	9,375
3.874% due 04/25/2038 •		5,000	4,658
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053	CAD	10,590	8,156
3.650% due 08/12/2053		8,300	6,203
Residential Accredit Loans, Inc. Trust
1.259% due 10/25/2037 ~		$4,360	4,021
1.836% (12MTA + 1.360%) due 09/25/2045 ~		2,135	1,941
1.904% due 01/25/2037 •		1,376	1,389
1.924% (US0001M + 0.300%) due 08/25/2035 ~		125	98
1.974% due 08/25/2035 ^•		669	564
2.004% (US0001M + 0.380%) due 05/25/2037 ~		3,648	3,300
2.024% due 06/25/2037 •		2,893	2,223
2.024% due 10/25/2046 •		898	869
2.424% due 10/25/2045 •		102	91
4.298% due 05/25/2035 ^~		60	39

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

4.976% due 06/25/2037 •(a)		2,893	387
8.000% (US0001M + 5143.000%) due 04/25/2036 ^~		149	132
Residential Asset Securitization Trust 6.250% due 08/25/2036		464	347
Residential Funding Mortgage Securities, Inc. Trust 3.803% due 04/25/2037 ~		184	161
RESIMAC Bastille Trust 1.682% due 12/05/2059 •		146	145
RiverView HECM Trust 1.894% due 05/25/2047 •		4,518	4,168
Seasoned Credit Risk Transfer Trust
4.000% due 07/25/2056 ~(f)		8,587	8,490
4.250% due 11/25/2059 ~		1,100	989
Sequoia Mortgage Trust 3.189% due 07/20/2037 ~		63	49
SFO Commercial Mortgage Trust
2.824% due 05/15/2038 •		8,750	8,295
3.124% due 05/15/2038 •		15,140	14,282
3.724% (US0001M + 2.400%) due 05/15/2038 ~		5,500	5,178
Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~		6,564	6,059
3.386% due 11/25/2066 ~		9,324	7,072
Starwood Mortgage Trust
3.024% (US0001M + 1.700%) due 04/15/2034 ~		5,000	4,816
3.574% due 04/15/2034 •		9,200	8,804
Stratton Mortgage Funding PLC
1.961% (SONIO/N + 1.500%) due 07/20/2060 ~	GBP	24,700	29,884
2.461% due 07/20/2060 •		6,500	7,860
2.961% due 07/20/2060 •		7,600	9,198
3.461% (SONIO/N + 3.000%) due 07/20/2060 ~		10,900	13,191
Structured Adjustable Rate Mortgage Loan Trust
1.924% (US0001M + 0.300%) due 02/25/2037 ~		$2,555	2,491
1.984% due 10/25/2035 •		4,892	4,434
2.599% due 08/25/2035 •		6,307	5,845
2.961% due 08/25/2035 ~		294	272
3.048% due 05/25/2035 ~		1,028	836
3.924% (US0001M + 2.300%) due 12/25/2037 ^~		2,633	2,382
Structured Asset Mortgage Investments Trust
1.984% (US0001M + 0.360%) due 07/25/2046 ~		54	47
2.004% due 07/25/2046 ^•		3,684	2,862
2.064% due 05/25/2036 •		383	328
Structured Asset Securities Corp.
1.874% (US0001M + 0.250%) due 07/25/2035 ~		705	652
1.884% due 11/25/2035 •		6,410	6,038
3.120% due 01/25/2036 ~		1,579	1,459
3.152% due 11/25/2035 ~(a)		6,410	217
Structured Asset Securities Corp. Mortgage Loan Trust 1.914% due 10/25/2036 •		205	181
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.295% due 09/25/2033 ~		44	43
Tharaldson Hotel Portfolio Trust
2.520% due 11/11/2034 •		8,652	8,172
2.770% due 11/11/2034 •		2,997	2,817
Thornburg Mortgage Securities Trust
2.524% (US0001M + 0.900%) due 03/25/2044 ~		17	16
4.833% due 03/25/2037 ^•		4,269	3,739
Towd Point Mortgage Funding 1.827% due 02/20/2054 •	GBP	762	928
Towd Point Mortgage Funding PLC 1.547% due 02/20/2045 •		333	404
UBS-Barclays Commercial Mortgage Trust 0.303% due 08/10/2049 ~(a)		$178,586	45
UWM Mortgage Trust
1.876% due 12/25/2051 •		16,406	15,419
1.926% (SOFR30A + 1.000%) due 09/25/2051 ~		8,838	8,340
VASA Trust
2.574% due 07/15/2039 •		14,850	14,168
3.074% due 07/15/2039 •		16,314	15,530
3.424% (US0001M + 2.100%) due 07/15/2039 ~		11,635	10,958
Verus Securitization Trust 4.771% due 04/25/2067 ~		3,550	3,238
VMC Finance LLC
3.062% due 06/16/2036 •		6,000	5,803
3.412% due 06/16/2036 •		7,000	6,749
3.862% (US0001M + 2.250%) due 06/16/2036 ~		3,000	2,898
WaMu Commercial Mortgage Securities Trust
1.904% due 11/23/2043 ~		1,408	1,393
2.311% due 12/27/2049 ~		43	43
2.466% due 12/27/2049 ~		7,369	7,325
WaMu Mortgage Pass-Through Certificates Trust
1.246% due 04/25/2047 ^•		713	616
1.286% due 07/25/2047 •		510	430
1.473% due 01/25/2047 •		4,772	4,262
2.364% due 11/25/2034 •		609	566
2.404% (US0001M + 0.780%) due 10/25/2044 ~		2,079	1,882
2.808% due 01/25/2035 ~		3,529	3,369

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

2.810% due 12/25/2035 ^~		411	351
3.052% due 12/25/2036 ^~		814	747
3.107% due 07/25/2037 ^~		68	65
3.287% due 03/25/2037 ^~		4,250	4,043
3.368% due 07/25/2037 ^~		35	33
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	526
1.742% due 12/21/2049 •		14,211	17,286
2.442% due 12/21/2049 •		2,387	2,900
2.942% due 12/21/2049 •		1,193	1,444
3.442% due 12/21/2049 •		682	825
3.942% due 12/21/2049 •		682	824
Washington Mutual Mortgage Pass-Through Certificates Trust
1.176% due 01/25/2047 •		$1,463	1,217
2.124% (US0001M + 0.500%) due 02/25/2036 ~		216	184
4.057% due 09/25/2036 ^þ		5,369	1,809
5.750% due 11/25/2035 ^		733	703
6.500% due 03/25/2036 ^		6,911	5,149
Wells Fargo Alternative Loan Trust 2.164% due 03/25/2037 ^•		375	331
Wells Fargo Commercial Mortgage Trust
2.105% (US0001M + 0.850%) due 12/13/2031 ~		11,140	10,961
2.355% due 12/13/2031 •		9,273	9,073
2.652% due 08/15/2049		600	565
3.064% (US0001M + 1.740%) due 02/15/2037 ~		3,600	3,464
3.100% (US0001M + 1.845%) due 12/13/2031 ~		220	210
Wells Fargo Mortgage-Backed Securities Trust
2.124% (US0001M + 0.500%) due 06/25/2037 ^~		32	27
2.124% due 06/25/2037 ^•		13	11
2.879% due 11/25/2037 ^~		3,798	3,601

Total Non-Agency Mortgage-Backed Securities (Cost $3,405,005)			3,162,002

ASSET-BACKED SECURITIES 29.8%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		5,282	4,996
Accredited Mortgage Loan Trust
1.884% (US0001M + 0.260%) due 09/25/2036 ~		5,138	5,039
2.024% due 12/25/2035 •		1,178	1,177
2.344% due 09/25/2035 •		2,064	2,045
Accunia European CLO DAC 0.950% (EUR003M + 0.950%) due 07/15/2030 ~	EUR	1,884	1,949
ACE Securities Corp. Home Equity Loan Trust
1.744% (US0001M + 0.120%) due 02/25/2037 ~		$3,574	1,678
1.884% (US0001M + 0.260%) due 10/25/2036 ~		5,683	2,185
1.924% due 12/25/2036 •		3,930	2,361
2.064% due 01/25/2037 •		5,049	1,480
2.224% (US0001M + 0.600%) due 02/25/2036 ~		693	685
2.239% (US0001M + 0.615%) due 12/25/2035 ~		10,839	10,542
2.599% due 11/25/2033 •		2,648	2,572
2.794% (US0001M + 1.170%) due 02/25/2035 ~		10,480	10,154
Aegis Asset-Backed Securities Trust
2.324% due 03/25/2035 •		4,648	4,495
2.569% (US0001M + 0.945%) due 06/25/2035 ~		4,000	2,999
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 3.454% due 12/25/2034 •		1,673	1,576
American Money Management Corp. CLO Ltd. 2.352% (US0003M + 0.950%) due 11/10/2030 ~		25,400	24,999
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.539% due 01/25/2035 •		4,022	3,943
2.644% (US0001M + 1.020%) due 01/25/2036 ~		5,000	4,549
3.574% (US0001M + 1.950%) due 06/25/2034 ~		513	470
Apex Credit CLO Ltd. 3.696% due 09/20/2029 •		11,875	11,406
Arbor Realty Commercial Real Estate Notes Ltd. 2.674% (US0001M + 1.350%) due 11/15/2036 ~		3,700	3,587
Argent Securities Trust
1.924% due 07/25/2036 •		14,202	12,580
2.004% due 03/25/2036 •		2,693	2,492
Asset-Backed Funding Certificates Trust 2.874% due 06/25/2034 •		1,067	1,032
Asset-Backed Securities Corp. Home Equity Loan Trust
1.704% due 05/25/2037 •		346	234
1.844% due 12/25/2036 •		9,200	8,332
2.124% due 03/25/2036 •		1,546	1,352
2.584% (US0001M + 0.960%) due 11/25/2033 ~		2,586	2,484
Ayresome CDO Ltd. 1.995% (US0003M + 0.330%) due 12/08/2045 ~		2,285	2,170
Bayview Financial Asset Trust 2.074% due 03/25/2037 •		4,318	4,110
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		315	316
Bear Stearns Asset-Backed Securities Trust
1.774% due 11/25/2036 •		1,639	1,570
1.824% due 12/25/2036 •		105	105
2.104% due 07/25/2036 •		3,952	3,907

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

2.479% due 07/25/2034 •		3,925	3,725
2.704% due 12/25/2035 •		5,091	4,204
2.824% (US0001M + 1.200%) due 06/25/2036 ~		5,925	5,835
3.924% due 09/25/2033 •		126	69
6.000% due 03/25/2036		5,713	3,735
6.500% due 09/25/2046		16,174	5,346
Benefit Street Partners CLO Ltd. 2.544% due 10/15/2030 •		17,500	16,668
Birch Grove CLO Ltd. 2.959% due 06/15/2031 •		32,620	32,068
Black Diamond CLO DAC
0.650% due 10/03/2029 •	EUR	36	37
0.860% due 01/20/2032 •		2,796	2,893
Blackrock European CLO DAC 0.620% (EUR003M + 0.620%) due 10/15/2031 ~		6,900	6,993
BlueMountain Fuji EUR CLO III DAC
0.720% due 01/15/2031 •		5,700	5,820
1.050% due 01/15/2031		500	506
BNC Mortgage Loan Trust
1.844% due 03/25/2037 •		$29,581	23,024
1.914% (US0001M + 0.290%) due 05/25/2037 ~		10,000	8,035
BNPP AM Euro CLO DAC 0.650% due 10/15/2031 •	EUR	247	254
Business Loan Express Business Loan Trust 1.914% due 09/25/2038 •		$1,063	1,012
Cairn CLO DAC 0.780% (EUR003M + 0.780%) due 10/15/2031 ~	EUR	5,000	5,106
Carlyle Euro CLO DAC 0.700% due 01/15/2031 •		6,700	6,860
Carrington Mortgage Loan Trust 1.844% due 10/25/2036 •		$11,809	9,485
Centex Home Equity Loan Trust 2.584% due 03/25/2035 •		1,653	1,549
CIT Mortgage Loan Trust 3.124% due 10/25/2037 •		4,200	3,933
Citicorp Residential Mortgage Trust 4.804% due 06/25/2037 þ		8,982	6,910
Citigroup Mortgage Loan Trust
1.774% due 12/25/2036 •		3,136	1,314
1.804% due 01/25/2037 •		2,685	2,077
1.884% due 08/25/2036 •		3,491	3,453
1.884% (US0001M + 0.260%) due 07/25/2045 ~		5,928	4,539
1.924% (US0001M + 0.300%) due 10/25/2036 ~		6,318	4,546
1.944% (US0001M + 0.320%) due 09/25/2036 ~		404	310
Citigroup Mortgage Loan Trust, Inc. 2.299% (US0001M + 0.675%) due 10/25/2035 ^~		2,881	2,844
College Avenue Student Loans LLC
2.824% due 12/26/2047 •		1,642	1,603
3.274% (US0001M + 1.650%) due 11/26/2046 ~		3,338	3,309
4.130% due 12/26/2047		2,255	2,166
Cologix Canadian Issuer LP 4.940% due 01/25/2052	CAD	30,000	21,803
Commonbond Student Loan Trust 1.980% due 08/25/2050		$6,859	6,586
Conseco Finance Corp. 6.280% due 09/01/2030		1,680	1,694
Conseco Finance Securitizations Corp. 8.310% due 05/01/2032 ~		19,650	4,834
Countrywide Asset-Backed Certificates
2.569% due 02/25/2036 •		2,879	2,814
2.644% due 10/25/2032 •		3,555	3,415
Countrywide Asset-Backed Certificates Trust
1.764% due 06/25/2037 •		5,805	5,345
1.764% due 07/25/2037 ^•		814	798
1.764% due 06/25/2047 ^•		20,595	18,819
1.764% due 06/25/2047 •		1,987	1,843
1.824% due 09/25/2047 ^•		750	708
1.844% due 09/25/2037 ^•		385	396
1.844% (US0001M + 0.220%) due 09/25/2047 ^~		1,408	1,360
1.864% due 03/25/2037 •		19,802	18,572
1.874% due 02/25/2036 •		1,301	1,261
1.884% due 12/25/2036 ^•		963	875
1.884% due 09/25/2046 •		3,100	2,975
1.914% (US0001M + 0.290%) due 01/25/2037 ~		16,600	15,007
2.104% (US0001M + 0.480%) due 04/25/2036 ^~		233	203
2.104% (US0001M + 0.480%) due 10/25/2046 ~		5,705	5,466
2.124% due 04/25/2046 ^•		2,477	2,353
2.179% due 07/25/2036 •		14,425	12,805
2.524% due 05/25/2036 •		1,893	1,853
2.569% (US0001M + 0.945%) due 11/25/2034 ~		1,573	1,514
2.704% due 01/25/2036 •		11,665	11,561
Countrywide Asset-Backed Certificates Trust, Inc.
2.364% (US0001M + 0.740%) due 08/25/2047 ~		1,248	1,200
2.424% due 08/25/2047 •		50	49
2.524% due 10/25/2034 •		472	457

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

CPS Auto Receivables Trust 5.000% due 03/17/2025		1,000	1,006
Credit-Based Asset Servicing & Securitization CBO Ltd.
0.729% due 02/16/2041 •		248,640	7,429
2.169% due 12/15/2034 •		15,793	1,439
Credit-Based Asset Servicing & Securitization LLC
1.744% (US0001M + 0.120%) due 07/25/2037 ~		109	77
1.924% (US0001M + 0.300%) due 05/25/2036 ~		2,751	1,937
2.104% due 05/25/2036 •		4,409	3,108
Credit-Based Asset Servicing & Securitization Trust 1.684% (US0001M + 0.060%) due 11/25/2036 ~		2,083	1,042
CSAB Mortgage-Backed Trust 6.500% due 11/25/2036 ^þ		61	13
CVC Cordatus Loan Fund DAC
0.650% due 07/21/2030 •	EUR	669	692
0.650% due 10/15/2031 •		7,500	7,671
CWHEQ Revolving Home Equity Loan Trust 1.504% due 05/15/2036 •		$2,195	2,125
Dryden Euro CLO BV
0.660% due 04/15/2033 •	EUR	6,500	6,609
1.650% due 04/15/2033		5,600	5,215
DT Auto Owner Trust 3.850% due 08/17/2026		$2,470	2,442
ECMC Group Student Loan Trust 2.624% due 07/25/2069 •		6,433	6,245
Ellington Loan Acquisition Trust
2.674% (US0001M + 1.050%) due 05/25/2037 ~		2,099	2,049
2.724% due 05/25/2037 •		4,787	4,637
3.124% (US0001M + 1.500%) due 05/25/2037 ~		6,450	6,310
EMC Mortgage Loan Trust 2.724% due 08/25/2040 •		512	494
Encore Credit Receivables Trust 2.659% due 10/25/2035 •		3,552	3,334
Equifirst Loan Securitization Trust 1.814% (US0001M + 0.190%) due 04/25/2037 ~		9,978	9,370
Euro-Galaxy CLO DAC
0.620% due 04/24/2034 •	EUR	4,300	4,392
1.400% due 04/24/2034 •		2,200	2,157
1.600% due 04/24/2034		2,800	2,605
Exeter Automobile Receivables Trust 4.680% due 05/15/2026		$8,180	8,198
First Franklin Mortgage Loan Trust
1.734% due 12/25/2037 •		1,539	1,471
1.784% due 11/25/2036 •		1,824	1,797
1.944% due 04/25/2036 •		3,105	2,998
2.194% due 02/25/2036 •		5,500	5,025
2.374% due 12/25/2035 •		10,450	9,995
3.274% due 01/25/2035 •		5,671	5,258
Flagship Credit Auto Trust
5.100% due 05/15/2025		7,181	7,183
5.280% due 12/15/2025		5,500	5,487
5.510% due 11/17/2025		9,350	9,366
Foursight Capital Automobile Receivables Trust 4.620% due 06/15/2027		2,500	2,459
Fremont Home Loan Trust
1.764% due 01/25/2037 •		11,985	6,979
1.784% due 08/25/2036 •		22,276	8,272
1.944% due 05/25/2036 •		16,550	10,366
2.554% (US0001M + 0.930%) due 04/25/2035 ~		8,462	8,120
Galaxy CLO Ltd. 2.014% (US0003M + 0.970%) due 10/15/2030 ~		15,100	14,858
Gallatin CLO Ltd. 2.148% due 01/21/2028 •		1,515	1,503
GE-WMC Mortgage Securities Trust 1.924% due 08/25/2036 •		13,625	6,685
Goodgreen Trust 3.930% due 10/15/2053 ~		6,407	6,050
Greystone Commercial Real Estate Notes Ltd. 2.504% (US0001M + 1.180%) due 09/15/2037 ~		13,600	13,414
GSAA Home Equity Trust
2.084% due 04/25/2047 •		6,311	3,496
2.224% due 05/25/2047 •		328	236
3.499% due 02/25/2035 •		900	900
6.000% due 08/25/2047 ^		298	269
GSAMP Trust
1.744% due 12/25/2036 •		825	437
1.764% (US0001M + 0.140%) due 12/25/2036 ~		5,830	3,338
1.924% due 08/25/2036 •		1,554	1,306
2.509% due 07/25/2045 •		4,400	4,205
Harley Marine Financing LLC 5.682% due 05/15/2043 «		12,905	12,421
Harvest CLO DAC 0.680% due 10/20/2031 •	EUR	7,500	7,671
Harvest SBA Loan Trust 3.256% due 08/25/2044 •		$5,342	5,344

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Hildene CLO Ltd. 2.349% due 10/10/2038 •		17,635	17,547
Home Equity Asset Trust
2.329% (US0001M + 0.705%) due 01/25/2036 ~		16,481	15,806
2.599% due 12/25/2034 •		962	948
Home Equity Mortgage Loan Asset-Backed Trust
1.864% due 04/25/2037 •		4,855	3,374
2.104% (US0001M + 0.480%) due 08/25/2036 ~		7,500	6,841
HSI Asset Securitization Corp. Trust
1.774% (US0001M + 0.150%) due 12/25/2036 ~		4,921	4,491
1.814% due 01/25/2037 •		2,500	1,872
1.824% (US0001M + 0.200%) due 07/25/2036 ~		7,176	3,520
2.404% due 11/25/2035 •		902	869
IndyMac INDB Mortgage Loan Trust 1.764% due 07/25/2036 •		11,478	3,854
Invitation Homes Trust 2.623% (US0001M + 1.100%) due 01/17/2038 ~		57,603	57,363
JP Morgan Mortgage Acquisition Corp. 2.134% due 02/25/2036 ^•		5,015	4,925
JP Morgan Mortgage Acquisition Trust 1.834% due 10/25/2036 •		1,272	1,253
Jubilee CLO DAC
0.600% due 04/15/2030 •	EUR	1,900	1,963
0.610% (EUR003M + 0.610%) due 04/15/2030 ~		5,300	5,487
0.650% (EUR003M + 0.650%) due 04/15/2031 ~		4,600	4,733
1.650% due 04/15/2031		1,700	1,597
KKR CLO Ltd.
2.444% due 04/15/2031 •		$11,700	11,171
2.644% due 07/18/2030 •		19,500	18,813
Laurelin DAC 1.800% due 10/20/2031	EUR	10,500	9,886
LCCM Trust 2.774% due 11/15/2038 •		$26,200	25,484
Legacy Mortgage Asset Trust 3.383% due 01/28/2070 •		10,331	10,328
Lehman XS Trust
1.864% due 02/25/2037 •		6,666	6,547
1.944% due 02/25/2037 •		2,475	2,430
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		7,900	7,888
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		7,800	7,809
LoanCore Issuer Ltd. 2.454% due 05/15/2036 •		2,008	2,001
Long Beach Mortgage Loan Trust
1.784% due 10/25/2036 •		19,662	7,185
1.914% (US0001M + 0.290%) due 07/25/2036 ~		10,201	7,537
1.924% due 05/25/2036 •		1,372	837
1.944% (US0001M + 0.320%) due 09/25/2036 ~		21,435	6,999
2.329% (US0001M + 0.705%) due 11/25/2035 ~		8,231	7,800
2.419% (US0001M + 0.795%) due 06/25/2034 ~		50	48
2.899% (US0001M + 1.275%) due 02/25/2035 ~		565	555
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	963	1,000
MAPS Ltd. 4.212% due 05/15/2043		$5,495	5,099
Marathon CLO Ltd. 2.194% due 04/15/2029 •		9,428	9,311
MASTR Asset-Backed Securities Trust
1.794% due 10/25/2036 •		135	134
1.854% (US0001M + 0.230%) due 01/25/2037 ~		10,859	3,679
1.864% (US0001M + 0.240%) due 10/25/2036 ~		8,703	7,932
1.924% due 06/25/2036 •		10,251	4,496
1.944% (US0001M + 0.320%) due 10/25/2036 ~		2,267	1,261
1.984% (US0001M + 0.360%) due 02/25/2036 ~		5,220	2,284
2.204% (US0001M + 0.580%) due 12/25/2035 ~		622	617
2.374% due 10/25/2035 ^•		5,065	4,819
Merrill Lynch Mortgage Investors Trust
1.769% due 08/25/2037 •		8,050	7,435
1.844% due 08/25/2037 •		482	269
1.904% due 04/25/2047 •		4,675	2,192
1.924% (US0001M + 0.300%) due 08/25/2037 ~		26,017	14,619
2.004% due 04/25/2047 •		5,056	2,371
2.144% due 06/25/2035 •		99	99
2.344% due 06/25/2035 •		315	312
MF1 Ltd. 3.362% due 10/16/2036 •		10,000	9,430
MFA Trust 2.363% due 03/25/2060 þ		5,478	5,291
Morgan Stanley ABS Capital, Inc. Trust
1.684% due 05/25/2037 •		4,314	3,301
1.724% due 10/25/2036 •		7,032	3,572
1.834% (US0001M + 0.210%) due 01/25/2037 ~		4,158	2,219
1.854% due 09/25/2036 •		5,319	2,520
2.419% (US0001M + 0.795%) due 01/25/2035 ~		9,066	8,628
2.509% due 11/25/2034 •		1,953	1,841

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

2.554% due 07/25/2034 •	89	85
2.674% due 04/25/2035 •	200	191
3.524% due 02/25/2047 •	2,937	2,693
Morgan Stanley IXIS Real Estate Capital Trust
1.694% due 11/25/2036 •	9,902	3,701
1.774% (US0001M + 0.150%) due 11/25/2036 ~	12,898	4,839
1.924% due 07/25/2036 •	17,214	7,829
Morgan Stanley Mortgage Loan Trust
2.104% due 04/25/2037 •	1,551	550
6.226% due 10/25/2036 ^þ	2,465	857
Mountain View CLO LLC 2.134% (US0003M + 1.090%) due 10/16/2029 ~	13,105	12,941
Mountain View CLO Ltd. 1.841% (US0003M + 0.820%) due 10/13/2027 ~	2,997	2,986
MP CLO Ltd. 1.934% due 10/18/2028 •	36,536	35,851
Nassau Ltd. 2.194% (US0003M + 1.150%) due 10/15/2029 ~	16,770	16,693
Navient Private Education Refi Loan Trust 1.690% due 05/15/2069	8,782	8,302
Navient Student Loan Trust 2.424% due 07/26/2066 •	12,744	12,350
New Century Home Equity Loan Trust 2.569% (US0001M + 0.945%) due 06/25/2035 ~	1,332	1,304
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.239% due 02/25/2036 •	196	196
NovaStar Mortgage Funding Trust 3.724% due 12/25/2034 •	120	113
Option One Mortgage Loan Trust
1.754% (US0001M + 0.130%) due 07/25/2037 ~	2,441	1,876
1.804% (US0001M + 0.180%) due 04/25/2037 ~	178	108
2.359% (US0001M + 0.735%) due 05/25/2035 ~	3,000	2,882
Option One Mortgage Loan Trust Asset-Backed Certificates 2.314% due 11/25/2035 •	9,708	9,443
Oxford Finance Funding LLC 3.602% due 02/15/2030	15,000	14,150
OZLM Ltd.
2.763% due 10/20/2031 •	4,885	4,693
2.763% due 07/20/2032 •	9,750	9,257
Palisades CDO Ltd. 1.786% due 07/22/2039 •	3,300	3,291
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.749% due 10/25/2034 •	19,102	18,850
3.499% due 09/25/2034 •	278	273
3.724% (US0001M + 2.100%) due 09/25/2034 ~	9,136	8,640
People's Choice Home Loan Securities Trust 2.509% due 06/25/2034 •	4,509	4,279
Popular ABS Mortgage Pass-Through Trust 1.954% (US0001M + 0.330%) due 07/25/2036 ~	6,259	6,013
PRET LLC
1.744% due 07/25/2051 þ	10,860	10,189
1.868% due 07/25/2051 þ	11,925	10,769
2.487% due 07/25/2051 þ	22,481	21,125
5.240% due 04/25/2052 þ	37,185	36,583
6.170% due 06/25/2052 «þ	49,000	49,177
RAAC Trust
2.224% due 06/25/2044 •	31	27
2.324% due 03/25/2034 •	66	65
3.124% (US0001M + 1.500%) due 09/25/2047 ~	5,058	4,925
Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ	9,108	3,654
5.608% due 05/25/2036 þ	6,782	3,710
5.746% due 05/25/2036 þ	2,156	1,207
6.011% due 05/25/2036 þ	3,123	1,824
6.166% due 05/25/2036 þ	3,409	2,040
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	32,012	30,491
4.320% due 09/25/2030	11,700	11,515
Residential Asset Mortgage Products Trust
2.304% (US0001M + 0.680%) due 12/25/2035 ~	7,771	7,041
2.874% due 10/25/2034 •	4,477	4,237
Residential Asset Securities Corp. Trust
2.084% due 06/25/2036 •	10,392	9,939
2.629% due 05/25/2035 •	3,794	3,659
2.659% due 08/25/2035 •	11,600	11,111
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	14,920	12,474
Saranac CLO Ltd. 3.723% due 06/22/2030 •	9,879	9,776
Saxon Asset Securities Trust
1.489% (US0001M + 0.750%) due 11/25/2035 ~	5,683	5,513
1.934% due 09/25/2037 •	1,580	1,518
Sculptor CLO Ltd. 2.314% (US0003M + 1.270%) due 01/15/2031 ~	16,200	15,852
Securitized Asset-Backed Receivables LLC Trust
1.744% (US0001M + 0.120%) due 09/25/2036 ~	2,834	2,068

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

1.804% (US0001M + 0.180%) due 07/25/2036 ~		3,259	1,286
1.944% due 09/25/2036 •		24,757	18,122
2.104% (US0001M + 0.480%) due 09/25/2036 ~		4,528	3,318
2.239% (US0001M + 0.615%) due 01/25/2035 ~		9,864	9,316
SLM Student Loan Trust
0.087% due 07/25/2039 •	EUR	732	741
0.269% due 12/15/2033 •		953	944
1.784% (US0003M + 0.600%) due 10/25/2029 ~		$2,357	2,340
SMB Private Education Loan Trust
4.550% due 02/16/2055		27,320	26,784
4.950% due 02/16/2055		11,680	11,436
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		660	654
2.650% due 09/25/2040		306	300
Sound Point CLO Ltd.
2.164% due 07/25/2030 •		10,000	9,835
2.863% (US0003M + 1.800%) due 07/20/2032 ~		9,250	8,858
Soundview Home Loan Trust
1.734% (US0001M + 0.110%) due 01/25/2037 ~		2,737	2,136
1.794% due 07/25/2037 •		295	262
2.184% due 05/25/2036 •		16,475	16,130
2.614% (US0001M + 0.990%) due 06/25/2035 ~		4,340	4,248
Specialty Underwriting & Residential Finance Trust
1.924% due 09/25/2037 •		1,057	775
1.974% due 03/25/2037 •		308	194
START Ireland 4.089% due 03/15/2044		3,724	3,415
Starwood Commercial Mortgage Trust
2.528% due 07/15/2038 •		20,728	20,572
3.323% (US0001M + 1.800%) due 04/18/2038 ~		5,000	4,755
3.623% due 04/18/2038 •		7,825	7,314
Store Master Funding LLC 4.290% due 10/20/2048		4,145	4,103
Structured Asset Investment Loan Trust
1.796% (US0001M + 0.173%) due 07/25/2036 ~		1,530	1,022
2.224% due 04/25/2036 •		37,292	21,068
2.424% due 04/25/2034 •		3,717	3,573
Structured Asset Securities Corp. Mortgage Loan Trust
1.759% due 07/25/2036 •		281	277
1.759% due 02/25/2037 •		14,214	13,531
1.944% due 12/25/2036 •		23,659	22,043
2.044% due 02/25/2037 •		6,732	6,354
Symphony CLO Ltd. 1.988% (US0003M + 0.950%) due 07/14/2026 ~		3,156	3,149
Taberna Preferred Funding Ltd.
1.703% due 05/05/2038 •		2,346	2,229
1.723% due 12/05/2036 •		30,358	26,715
1.793% (US0003M + 0.430%) due 11/05/2035 ~		1,912	1,754
TCI-Symphony CLO Ltd. 2.571% due 10/13/2032 •		18,530	17,439
Telos CLO Ltd. 1.994% due 04/17/2028 •		564	565
Terwin Mortgage Trust 2.124% due 05/25/2038 •		5,728	3,179
THL Credit Wind River Clo Ltd. 2.694% (US0003M + 1.650%) due 04/15/2031 ~		13,250	12,627
Thunderbolt Aircraft Lease Ltd. 4.147% due 09/15/2038 þ		18,378	16,229
Toro ABS CDO Ltd. 1.621% due 02/07/2042 •		263,386	8,677
Towd Point Mortgage Trust
2.624% (US0001M + 1.000%) due 05/25/2058 ~		863	854
2.624% due 10/25/2059 •		6,384	6,289
3.000% due 06/25/2058 ~		2,980	2,866
3.000% due 11/25/2058 ~		1,509	1,492
Tralee CLO Ltd. 3.034% due 10/25/2032 •		3,425	3,291
Tropic CDO Ltd.
1.364% due 07/15/2036 •		9,824	9,296
1.794% (US0003M + 0.750%) due 04/15/2034 ~		82	82
U.S. Capital Funding Ltd. 1.269% (US0003M + 0.280%) due 10/10/2040 ~		777	716
Upstart Pass-Through Trust Series 4.300% due 05/20/2030		3,644	3,588
Upstart Securitization Trust 4.480% due 03/20/2032		15,000	14,323
Upstart Structured Pass Throug 4.250% due 06/17/2030		4,795	4,709
Venture CLO Ltd.
1.924% due 04/15/2027 •		3,852	3,810
2.104% due 07/15/2031 •		5,700	5,604
2.401% due 09/07/2030 •		20,000	19,729
3.036% (US0003M + 1.750%) due 07/30/2032 ~		14,200	13,327
Vibrant CLO Ltd.
2.763% (US0003M + 1.700%) due 07/20/2032 ~		12,125	11,562
2.813% due 07/20/2032 •		23,200	21,961

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Voya CLO Ltd. 2.494% due 10/15/2030 •	4,000	3,837
Wells Fargo Home Equity Asset-Backed Securities Trust 3.724% (US0001M + 2.100%) due 11/25/2035 ~	10,324	10,131
Westlake Automobile Receivables Trust 3.340% due 06/15/2026	5,000	4,857

Total Asset-Backed Securities (Cost $2,158,176)		2,030,680

SHORT-TERM INSTRUMENTS 3.4%
REPURCHASE AGREEMENTS (g) 2.5%		170,156

U.S. TREASURY BILLS 0.9%
1.358% due 07/26/2022 - 09/22/2022 (d)(e)(h)(l)	62,001	61,893

Total Short-Term Instruments (Cost $232,046)		232,049

Total Investments in Securities (Cost $13,065,652)		12,377,211

	SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	36,374,432	352,977

Total Short-Term Instruments (Cost $353,050)		352,977

Total Investments in Affiliates (Cost $353,050)		352,977

Total Investments 186.7% (Cost $13,418,702)		$12,730,188
Financial Derivative Instruments (i)(k) 0.2%(Cost or Premiums, net $48,759)		10,372
Other Assets and Liabilities, net (86.9)%		(5,921,701)

Net Assets 100.0%		$6,818,859

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Seasoned Credit Risk Transfer Trust	4.000%	07/25/2056	05/03/2022 - 05/10/2022	$8,541	$8,490	0.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SGY	1.350%	07/01/2022	07/07/2022	$85,196	U.S. Treasury Notes 1.375% due 12/31/2028	$(85,108)	$85,196	$85,196
1.410	06/29/2022	07/01/2022	84,960	U.S. Treasury Notes 1.375% due 12/31/2028	(85,107)	84,960	84,967

Total Repurchase Agreements	$(170,215)	$170,156	$170,163

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

CIB	1.300%	06/13/2022	07/14/2022	$(1,021,282)	$(1,021,945)
1.300	06/14/2022	07/14/2022	(16,352)	(16,362)
1.300	06/15/2022	07/14/2022	(75,196)	(75,240)
1.600	06/16/2022	07/14/2022	(79,977)	(80,031)
FAR	1.300	06/13/2022	07/14/2022	(623,405)	(623,810)
1.300	06/14/2022	07/14/2022	(56,222)	(56,257)
RCY	2.030	06/23/2022	09/14/2022	(69,044)	(69,075)
2.500	06/23/2022	09/22/2022	(79,658)	(79,702)
TDM	1.290	06/13/2022	07/14/2022	(42,474)	(42,501)

Total Reverse Repurchase Agreements	$(2,064,923)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

MSC	1.140%	06/08/2022	07/15/2022	$(70,836)	$(70,888)

Total Sale-Buyback Transactions	$(70,888)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

SHORT SALES:
Description			Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

U.S. Government Agencies (42.0)%
Ginnie Mae, TBA			2.000%	07/01/2052	111,300	$(99,792)	$(98,875)
Ginnie Mae, TBA			4.000	07/01/2052	96,000	(94,875)	(95,608)
Uniform Mortgage-Backed Security, TBA			1.500	07/01/2037	9,500	(8,661)	(8,641)
Uniform Mortgage-Backed Security, TBA			2.000	07/01/2037	140,950	(131,975)	(131,601)
Uniform Mortgage-Backed Security, TBA			2.000	08/01/2052	1,613,450	(1,372,024)	(1,399,164)
Uniform Mortgage-Backed Security, TBA			2.500	07/01/2037	11,900	(11,329)	(11,367)
Uniform Mortgage-Backed Security, TBA			2.500	07/01/2052	224,502	(207,319)	(201,964)
Uniform Mortgage-Backed Security, TBA			2.500	08/01/2052	943,129	(846,737)	(847,462)
Uniform Mortgage-Backed Security, TBA			3.000	07/01/2052	76,370	(69,360)	(71,149)

Total U.S. Government Agencies						(2,842,072)	(2,865,831)

U.S. Treasury Obligations (1.3)%
U.S. Treasury Notes			1.375%	12/31/2028	94,400	(88,388)	(85,757)

Total Short Sales (43.3)%						$(2,930,460)	$(2,951,588)

(h)		Securities with an aggregate market value of $2,228,477 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)		Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(2,030,252) at a weighted average interest rate of 0.770%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)		Payable for sale-buyback transactions includes $(31) of deferred price drop.
(4)		Payable for short sales includes $653 of accrued interest.
(i)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar December 2023 Futures		$96.500	12/18/2023	3,597	$8,993	$(3,282)	$(5,251)

Total Written Options						$(3,282)	$(5,251)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2022	7,337	$869,664		$(8,677)	$7,452	$0
SHORT FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2022	1,578	$(379,943)		$13,053	$0	$(552)
90-Day Eurodollar March Futures	03/2023	1,578	(380,219)		12,649	0	(750)
90-Day Eurodollar September Futures	09/2022	1,699	(411,137)		12,174	0	(276)
U.S. Treasury 5-Year Note September Futures	09/2022	101	(11,337)		50	0	(71)
U.S. Treasury 10-Year Note September Futures	09/2022	640	(75,860)		479	0	(650)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	101	(15,589)		454	0	(237)

					$38,859	$0	$(2,536)

Total Futures Contracts					$30,182	$7,452	$(2,536)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.100%	Annual	01/13/2023	$2,614,600	$188	$40,643	$40,831	$0	$(178)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.200	Annual	04/29/2023	338,200	15	8,101	8,116	0	(127)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.560	Annual	03/29/2024	709,700	0	4,135	4,135	0	(1,002)
Receive	1-Day USD-SOFR Compounded-OIS	2.705	Annual	06/16/2024	3,080	13	2	15	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025	703,600	(19,871)	(2,292)	(22,163)	2,568	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	596,097	809	(51,754)	(50,945)	3,776	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	108,300	3,862	8,322	12,184	0	(706)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	149,300	(7,904)	(1,764)	(9,668)	1,011	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	25,400	171	(2,750)	(2,579)	201	0
Pay	1-Day USD-SOFR Compounded-OIS	1.225	Annual	12/20/2031	79,600	0	(9,976)	(9,976)	598	0
Pay	1-Day USD-SOFR Compounded-OIS	1.180	Annual	12/21/2031	210,600	0	(27,248)	(27,248)	1,577	0
Receive	1-Day USD-SOFR Compounded-OIS	1.758	Annual	03/16/2032	105,000	593	8,266	8,859	0	(835)
Pay	1-Day USD-SOFR Compounded-OIS	1.787	Annual	04/05/2032	176,500	(786)	(13,882)	(14,668)	1,415	0
Pay	1-Day USD-SOFR Compounded-OIS	1.780	Annual	04/08/2032	299,800	(2,277)	(22,882)	(25,159)	2,404	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	04/08/2032	131,100	(1,051)	(9,865)	(10,916)	1,052	0
Pay	1-Day USD-SOFR Compounded-OIS	1.790	Annual	04/08/2032	65,500	(541)	(4,896)	(5,437)	525	0
Pay	1-Day USD-SOFR Compounded-OIS	1.802	Annual	04/08/2032	140,800	(1,130)	(10,414)	(11,544)	1,130	0
Pay	1-Day USD-SOFR Compounded-OIS	1.820	Annual	04/08/2032	65,500	(544)	(4,720)	(5,264)	526	0
Pay	1-Day USD-SOFR Compounded-OIS	1.660	Annual	05/04/2032	137,600	(2,050)	(11,179)	(13,229)	1,101	0
Pay	1-Day USD-SOFR Compounded-OIS	1.760	Annual	05/09/2032	65,000	(683)	(5,016)	(5,699)	526	0
Pay	1-Day USD-SOFR Compounded-OIS	1.767	Annual	05/09/2032	71,000	(753)	(5,428)	(6,181)	574	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/09/2032	78,900	(836)	(5,891)	(6,727)	639	0
Pay	1-Day USD-SOFR Compounded-OIS	1.869	Annual	05/09/2032	67,900	(686)	(4,618)	(5,304)	553	0
Pay	1-Day USD-SOFR Compounded-OIS	1.875	Annual	05/09/2032	63,900	(645)	(4,313)	(4,958)	521	0
Pay	1-Day USD-SOFR Compounded-OIS	2.135	Annual	05/18/2032	53,600	(420)	(2,543)	(2,963)	445	0
Pay	1-Day USD-SOFR Compounded-OIS	2.153	Annual	05/25/2032	51,200	(281)	(2,491)	(2,772)	426	0
Pay	1-Day USD-SOFR Compounded-OIS	2.198	Annual	06/08/2032	55,800	(592)	(2,252)	(2,844)	467	0
Pay	1-Day USD-SOFR Compounded-OIS	2.204	Annual	06/08/2032	55,800	(592)	(2,221)	(2,813)	467	0
Receive	1-Day USD-SOFR Compounded-OIS	2.314	Annual	06/08/2032	121,300	1,111	3,842	4,953	0	(1,022)
Receive	1-Day USD-SOFR Compounded-OIS	2.373	Annual	06/08/2032	88,100	819	2,324	3,143	0	(745)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032	32,600	346	780	1,126	0	(276)
Receive	1-Day USD-SOFR Compounded-OIS	2.436	Annual	06/08/2032	45,900	443	938	1,381	0	(390)
Receive	1-Day USD-SOFR Compounded-OIS	2.451	Annual	06/08/2032	59,700	567	1,153	1,720	0	(508)
Receive	1-Day USD-SOFR Compounded-OIS	2.279	Annual	06/13/2032	258,000	1,073	10,317	11,390	0	(2,173)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	201,300	(12,383)	(14,845)	(27,228)	1,573	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	975,000	117,531	(30,612)	86,919	0	(10,251)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.553	Annual	06/15/2032		166,000	344	3,033	3,377	0	(1,422)
Receive	1-Day USD-SOFR Compounded-OIS	2.516	Annual	06/16/2032		3,080	55	18	73	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	2.698	Annual	06/16/2032		165,000	295	981	1,276	0	(1,426)
Receive	1-Day USD-SOFR Compounded-OIS	2.658	Annual	06/17/2032		174,000	317	1,644	1,961	0	(1,501)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032		79,400	0	6,642	6,642	0	(654)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		200,000	16,870	(2,566)	14,304	0	(1,619)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		1,756,900	(580)	70,987	70,407	0	(2,353)
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	03/30/2024		10,400	3	517	520	0	(20)
Receive(1)	3-Month USD-LIBOR	1.990	Semi-Annual	11/30/2024		431,200	0	10,954	10,954	0	(1,280)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/15/2024		961,800	(786)	56,253	55,467	0	(2,837)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	03/03/2025		905,300	883	37,488	38,371	0	(2,936)
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	04/05/2025		905,300	1,032	40,165	41,197	0	(3,036)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	05/04/2025		905,300	1,068	38,841	39,909	0	(3,241)
Receive	3-Month USD-LIBOR	0.830	Semi-Annual	10/22/2026		68,600	0	6,221	6,221	0	(368)
Pay	3-Month USD-LIBOR	1.080	Semi-Annual	10/22/2026		342,900	(787)	(26,693)	(27,480)	1,851	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		290,800	(3,276)	25,215	21,939	0	(1,404)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		7,400	40	(248)	(208)	46	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		351,240	(18,424)	(30,695)	(49,119)	2,119	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		594,200	6,864	(60,929)	(54,065)	3,815	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		458,200	(6,869)	48,403	41,534	0	(2,883)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		3,550	(233)	(392)	(625)	24	0
Receive	3-Month USD-LIBOR	1.493	Semi-Annual	06/23/2031		51,400	(132)	6,539	6,407	0	(394)
Receive	3-Month USD-LIBOR	1.528	Semi-Annual	07/14/2031		96,500	(613)	11,940	11,327	0	(764)
Receive	3-Month USD-LIBOR	1.498	Semi-Annual	07/15/2031		56,000	(345)	7,062	6,717	0	(443)
Receive	3-Month USD-LIBOR	1.508	Semi-Annual	07/15/2031		68,600	(319)	8,490	8,171	0	(543)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2031		68,600	(298)	8,799	8,501	0	(541)
Receive	3-Month USD-LIBOR	1.410	Semi-Annual	07/21/2031		40,500	(255)	5,421	5,166	0	(319)
Receive	3-Month USD-LIBOR	1.440	Semi-Annual	07/21/2031		68,600	(305)	8,824	8,519	0	(490)
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	07/28/2031		68,600	(261)	9,073	8,812	0	(543)
Receive	3-Month USD-LIBOR	1.425	Semi-Annual	09/03/2031		95,100	(458)	12,650	12,192	0	(746)
Pay	3-Month USD-LIBOR	1.850	Semi-Annual	09/22/2031		43,100	0	(4,033)	(4,033)	312	0
Pay	3-Month USD-LIBOR	1.501	Semi-Annual	09/29/2031		70,000	(392)	(8,277)	(8,669)	541	0
Pay	3-Month USD-LIBOR	1.288	Semi-Annual	10/12/2031		141,000	(1,452)	(18,798)	(20,250)	1,016	0
Pay	3-Month USD-LIBOR	1.290	Semi-Annual	10/12/2031		173,300	(2,184)	(22,676)	(24,860)	1,249	0
Pay	3-Month USD-LIBOR	1.293	Semi-Annual	10/12/2031		143,000	(1,773)	(18,833)	(20,606)	1,117	0
Pay	3-Month USD-LIBOR	1.319	Semi-Annual	10/12/2031		141,700	(1,729)	(18,382)	(20,111)	1,109	0
Pay	3-Month USD-LIBOR	1.356	Semi-Annual	10/12/2031		140,500	(1,475)	(18,032)	(19,507)	1,102	0
Receive	3-Month USD-LIBOR	1.378	Semi-Annual	10/12/2031		141,000	973	18,219	19,192	0	(1,022)
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	10/12/2031		173,300	1,594	21,965	23,559	0	(1,256)
Receive	3-Month USD-LIBOR	1.383	Semi-Annual	10/12/2031		143,000	1,287	18,245	19,532	0	(1,124)
Receive	3-Month USD-LIBOR	1.409	Semi-Annual	10/12/2031		141,700	1,240	17,807	19,047	0	(1,115)
Receive	3-Month USD-LIBOR	1.446	Semi-Annual	10/12/2031		140,500	983	17,469	18,452	0	(1,108)
Receive	3-Month USD-LIBOR	1.468	Semi-Annual	10/12/2031		141,000	599	17,534	18,133	0	(1,028)
Receive	3-Month USD-LIBOR	1.470	Semi-Annual	10/12/2031		173,300	1,057	21,201	22,258	0	(1,263)
Receive	3-Month USD-LIBOR	1.473	Semi-Annual	10/12/2031		143,000	858	17,600	18,458	0	(1,130)
Receive	3-Month USD-LIBOR	1.499	Semi-Annual	10/12/2031		141,700	857	17,126	17,983	0	(1,122)
Receive	3-Month USD-LIBOR	1.536	Semi-Annual	10/12/2031		140,500	632	16,765	17,397	0	(1,115)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031		52,700	(150)	(6,406)	(6,556)	420	0
Pay	3-Month USD-LIBOR	1.541	Semi-Annual	10/26/2031		51,400	(139)	(6,245)	(6,384)	411	0
Pay	3-Month USD-LIBOR	1.520	Semi-Annual	11/05/2031		401,100	(2,366)	(48,377)	(50,743)	3,213	0
Pay	3-Month USD-LIBOR	1.532	Semi-Annual	11/05/2031		201,000	(1,176)	(24,060)	(25,236)	1,611	0
Pay	3-Month USD-LIBOR	1.542	Semi-Annual	11/05/2031		207,000	(1,213)	(24,595)	(25,808)	1,660	0
Pay	3-Month USD-LIBOR	1.543	Semi-Annual	11/05/2031		105,300	(590)	(12,534)	(13,124)	845	0
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	11/05/2031		101,400	(594)	(11,981)	(12,575)	814	0
Pay	3-Month USD-LIBOR	1.567	Semi-Annual	11/16/2031		59,700	(346)	(6,995)	(7,341)	479	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		1,126,591	(2,023)	(25,992)	(28,015)	5,443	(3,166)
Pay	3-Month USD-LIBOR	1.748	Semi-Annual	02/09/2032		131,700	(965)	(13,029)	(13,994)	1,068	0
Pay	3-Month USD-LIBOR	1.761	Semi-Annual	02/09/2032		120,600	(892)	(11,785)	(12,677)	978	0
Pay	3-Month USD-LIBOR	1.773	Semi-Annual	02/09/2032		241,200	(1,785)	(23,327)	(25,112)	1,958	0
Receive	3-Month USD-LIBOR	1.913	Semi-Annual	02/09/2032		45,800	247	3,957	4,204	0	(375)
Receive	3-Month USD-LIBOR	1.974	Semi-Annual	02/09/2032		52,300	290	4,233	4,523	0	(430)
Receive	3-Month USD-LIBOR	1.983	Semi-Annual	02/09/2032		52,300	298	4,182	4,480	0	(430)
Receive	3-Month USD-LIBOR	1.988	Semi-Annual	02/09/2032		29,100	182	2,272	2,454	0	(217)
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	02/09/2032		102,400	525	8,025	8,550	0	(844)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	02/18/2032		53,100	(381)	(4,110)	(4,491)	436	0
Receive	3-Month USD-LIBOR	2.075	Semi-Annual	06/08/2032		175,400	0	15,151	15,151	0	(1,421)
Receive	3-Month USD-LIBOR	2.210	Semi-Annual	06/14/2032		165,600	0	12,419	12,419	0	(1,342)
Receive	3-Month USD-LIBOR	2.347	Semi-Annual	06/14/2032		8,100	33	478	511	0	(66)
Receive	3-Month USD-LIBOR	2.165	Semi-Annual	06/15/2032		41,500	0	3,284	3,284	0	(335)
Receive	3-Month USD-LIBOR	2.248	Semi-Annual	06/21/2032		2,800	11	193	204	0	(22)
Receive	3-Month USD-LIBOR	2.320	Semi-Annual	06/30/2032		700	3	44	47	0	(6)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,900	90	715	805	0	(77)
Receive(1)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		20,800	1,955	2,052	4,007	0	(360)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,000	111	685	796	0	(46)

Total Swap Agreements							$59,546	$52,762	$112,308	$57,712	$(70,429)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

(j)	Securities with an aggregate market value of $87,062 and cash of $50,424 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	GBP	186,085	$235,283	$8,762	$0
08/2022	EUR	1,521	1,593	0	(6)
BPS	07/2022	$106,999	EUR	101,736	2	(387)
08/2022	CAD	9,823	$7,594	0	(37)
08/2022	EUR	100,553	105,954	386	0
BRC	07/2022	$73,990	GBP	60,613	0	(206)
HUS	07/2022	EUR	266	$281	2	0
08/2022	CAD	2,212	1,726	8	0
08/2022	$2,594	EUR	2,410	0	(62)
MYI	08/2022	EUR	867	$917	6	0
RBC	08/2022	CAD	34,737	26,846	0	(141)
SCX	07/2022	$1,013	GBP	824	0	(10)
SOG	07/2022	EUR	101,470	$109,060	2,725	0
07/2022	$151,696	GBP	124,648	38	0
08/2022	GBP	124,648	$151,767	0	(40)

Total Forward Foreign Currency Contracts	$11,929	$(889)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.960%	07/07/2022	144,900	$1,493	$169
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.957	07/22/2022	101,100	1,395	587
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.770	08/04/2022	40,000	368	615
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.880	08/04/2022	83,100	1,080	908
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	08/04/2022	55,500	609	387
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.043	08/04/2022	9,800	109	61
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	09/14/2022	201,500	2,116	3,655
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	09/14/2022	201,500	2,116	714
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	06/08/2023	18,700	72	92
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280	06/29/2023	107,720	5,731	15,836
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.950	07/22/2022	101,100	1,420	606
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/05/2024	267,500	1,792	6,071
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	1,652
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.034	02/28/2023	199,000	1,254	3,970
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.880	03/01/2023	63,700	395	1,419
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.933	03/01/2023	199,000	1,254	4,268
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.073	07/07/2022	44,600	448	15
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.121	07/07/2022	43,800	456	9
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/09/2024	91,900	666	2,099
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/20/2024	211,000	1,834	4,866
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	04/06/2023	25,300	534	502
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	04/14/2023	25,100	597	592
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.955	09/14/2022	201,200	2,243	5,178
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.655	09/14/2022	201,200	2,243	472

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/07/2024	264,500	1,891	6,022
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/28/2024	122,500	992	2,851
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	03/04/2024	122,500	894	2,865
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.128	07/07/2022	43,800	456	8
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.046	09/28/2022	133,200	1,154	1,700
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/12/2024	46,100	410	1,055
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.998	03/07/2023	191,800	1,389	3,919
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.898	08/04/2022	63,100	817	651
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.348	04/13/2023	24,300	486	517
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	04/20/2023	27,700	677	729
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	04/20/2023	27,700	616	677
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/21/2023	25,700	754	706
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.260	03/10/2023	33,200	242	553
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.017	07/07/2022	70,400	743	44
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.851	08/04/2022	57,800	618	693
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.859	08/04/2022	22,600	249	264

$43,947	$77,997

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2052	$91.875	09/07/2022	286,500	$2,014	$520
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	91.797	08/04/2022	295,000	1,383	173
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	94.313	08/04/2022	295,000	1,222	184
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	94.547	08/04/2022	286,500	1,119	203
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	95.859	08/04/2022	375,000	1,055	568
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	96.453	08/04/2022	785,000	2,698	427
JPM	Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052	113.000	09/07/2022	137,000	5	0
Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052	114.000	09/07/2022	47,000	2	0
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	74.000	09/07/2022	195,000	8	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2052	112.000	08/04/2022	100,000	4	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2052	114.000	08/04/2022	380,000	15	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	99.422	08/04/2022	146,000	2,920	1,907
MSC	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2052	92.938	09/07/2022	211,000	1,335	618
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	91.664	07/07/2022	26,500	271	471
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	91.703	07/07/2022	26,500	273	482
SAL	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2052	75.000	09/07/2022	1,000,000	39	1
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2052	125.000	08/04/2022	234,000	9	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	75.000	08/04/2022	218,000	9	0

$14,381	$5,554

Total Purchased Options	$58,328	$83,551

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110%	06/29/2023	527,820	$(5,731)	$(25,064)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.680	07/07/2022	19,400	(268)	(235)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	07/07/2022	19,400	(272)	(222)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.230	08/04/2022	187,500	(937)	(594)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.450	08/04/2022	43,000	(368)	(61)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.481	08/04/2022	137,500	(1,100)	(175)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.483	08/04/2022	318,200	(2,721)	(404)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.491	08/04/2022	167,900	(1,293)	(207)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.255	09/07/2022	133,000	(1,343)	(812)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.490	09/07/2022	160,500	(1,914)	(516)
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.911	08/04/2022	35,600	(297)	(351)
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.534	02/28/2023	199,000	(1,154)	(257)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.380	03/01/2023	63,700	(366)	(64)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.433	03/01/2023	199,000	(1,164)	(220)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/06/2023	140,400	(534)	(579)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/14/2023	139,000	(595)	(581)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.074	08/04/2022	37,800	(297)	(212)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.996	09/28/2022	74,000	(1,080)	(135)
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.498	03/07/2023	191,800	(1,304)	(247)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/13/2023	134,400	(484)	(558)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/20/2023	306,400	(1,287)	(998)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/21/2023	143,300	(762)	(468)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.498	08/04/2022	124,900	(993)	(150)
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.760	03/10/2023	33,200	(229)	(67)

							$(26,493)	$(33,177)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052		$92.703	09/07/2022		200,000	$(2,313)	$(2,745)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052		93.563	09/07/2022		12,000	(90)	(113)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052		94.438	09/07/2022		12,500	(72)	(74)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052		94.703	09/07/2022		10,000	(65)	(51)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052		98.297	07/07/2022		5,500	(34)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052		99.141	07/07/2022		11,000	(76)	(68)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052		99.250	08/04/2022		111,500	(557)	(378)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052		99.750	08/04/2022		116,000	(544)	(562)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052		99.828	08/04/2022		173,000	(919)	(886)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052		100.313	08/04/2022		80,000	(250)	(573)
JPM	Put - OTC Fannie Mae, TBA 4.000% due 09/01/2052		98.633	09/07/2022		219,500	(2,675)	(2,653)
	Put - OTC Fannie Mae, TBA 4.000% due 09/01/2052		99.133	09/07/2022		219,500	(2,281)	(3,248)
	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052		99.141	09/07/2022		5,000	(19)	(33)
	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052		99.156	09/07/2022		9,000	(32)	(60)
	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052		99.656	09/07/2022		18,000	(67)	(150)
	Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052		101.141	09/07/2022		5,000	(12)	(21)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052		92.773	09/07/2022		23,000	(266)	(307)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052		96.906	08/04/2022		3,500	(17)	(44)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052		95.594	08/04/2022		43,000	(114)	(56)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052		98.422	08/04/2022		146,000	(1,871)	(1,085)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	98.922	08/04/2022	146,000	(2,338)	(1,452)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.867	08/04/2022	46,500	(225)	(245)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.906	08/04/2022	38,500	(205)	(208)
MSC	Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052	91.359	09/07/2022	6,500	(44)	(32)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	95.453	08/04/2022	131,000	(911)	(140)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	91.219	09/07/2022	251,000	(3,314)	(5,847)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	12,000	(82)	(76)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	98.234	09/07/2022	15,000	(84)	(65)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.406	09/07/2022	5,000	(18)	(37)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	6,000	(23)	(50)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	100.234	09/07/2022	15,000	(68)	(120)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	90.156	09/07/2022	143,000	(1,944)	(4,500)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	91.375	09/07/2022	197,000	(2,586)	(4,369)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.688	09/07/2022	7,500	(45)	(39)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	98.078	07/07/2022	170,500	(1,186)	(174)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.250	07/07/2022	121,500	(626)	(28)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.281	07/07/2022	77,000	(349)	(19)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.305	07/07/2022	75,500	(342)	(20)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.344	07/07/2022	75,500	(333)	(21)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.563	07/07/2022	5,000	(26)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	100.281	07/07/2022	11,000	(54)	(24)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.281	08/04/2022	20,000	(95)	(69)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.844	08/04/2022	45,500	(242)	(236)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.906	08/04/2022	89,000	(229)	(482)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	101.281	08/04/2022	20,000	(62)	(40)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	101.844	08/04/2022	45,500	(164)	(42)

$(27,869)	$(31,453)

Total Written Options	$(54,362)	$(64,630)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$1,963	$(677)	$544	$0	$(133)
ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	4,656	(1,183)	1,199	16	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	295	(79)	80	1	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	25,000	(1,384)	1,403	19	0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	16,700	(392)	332	0	(60)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	1,993	(107)	105	0	(2)
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	2,300	(16)	(9)	0	(25)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	10,943	(242)	246	4	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	6,350	(139)	116	0	(23)
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	1,600	12	(23)	0	(11)
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	75,600	(91)	(1,254)	0	(1,345)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	76	0	0	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	6,300	(328)	333	5	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	299	(13)	13	0	0
JPS	CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064	103,100	(1,579)	(1,690)	0	(3,269)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	1,993	(107)	105	0	(2)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	21,000	(734)	658	0	(76)
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	29,600	(368)	171	0	(197)
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	6,036	(228)	236	8	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	14,944	(1,425)	1,412	0	(13)
SAL	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	2,947	(674)	684	10	0
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	44,200	(333)	174	0	(159)
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	172,500	(1,422)	275	0	(1,147)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	8,500	(12)	(81)	0	(93)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	50,412	50	(95)	0	(45)

Total Swap Agreements	$(11,471)	$4,934	$63	$(6,600)

(l)

Securities with an aggregate market value of $33,689 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,010	$0	$1,010
Corporate Bonds & Notes
Banking & Finance	0	22,517	0	22,517
Industrials	0	3,533	0	3,533
Utilities	0	23,667	0	23,667
U.S. Government Agencies	0	6,642,212	0	6,642,212
U.S. Treasury Obligations	0	259,541	0	259,541
Non-Agency Mortgage-Backed Securities	0	3,111,297	50,705	3,162,002
Asset-Backed Securities	0	1,969,082	61,598	2,030,680
Short-Term Instruments
Repurchase Agreements	0	170,156	0	170,156
U.S. Treasury Bills	0	61,893	0	61,893

$0	$12,264,908	$112,303	$12,377,211
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$352,977	$0	$0	$352,977

Total Investments	$352,977	$12,264,908	$112,303	$12,730,188

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(2,865,831)	0	(2,865,831)
U.S. Treasury Obligations	0	(85,757)	0	(85,757)

$0	$(2,951,588)	$0	$(2,951,588)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	65,164	0	65,164
Over the counter	0	95,543	0	95,543

$0	$160,707	$0	$160,707
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(78,216)	0	(78,216)
Over the counter	0	(72,119)	0	(72,119)

$0	$(150,335)	$0	$(150,335)

Total Financial Derivative Instruments	$0	$10,372	$0	$10,372

Totals	$352,977	$9,323,692	$112,303	$9,788,972

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022(1)

Investments in Securities, at Value
U.S. Government Agencies	$18,806	$11,308	$(8,821)	$1	$62	$(396)	$0	$(20,960)	$0	$0
Non-Agency Mortgage-Backed Securities	137,918	84,215	(5,273)	24	128	(12,369)	0	(153,938)	50,705	(1,618)
Asset-Backed Securities	12,675	49,000	(111)	0	0	34	0	0	61,598	209

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Totals	$169,399	$144,523	$(14,205)	$25	$190	$(12,731)	$0	$(174,898)	$112,303	$(1,409)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average%

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities		$50,705	Proxy Pricing			Base Price			96.326 - 104.564	102.376
Asset-Backed Securities		49,177	Proxy Pricing			Base Price			100.000	—
		12,421	Recent Transaction / Discounted Cash Flow			Discount rate			8.000	—

Total		$112,303

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Mortgage-Backed Securities Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 184.3% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd. 3.057% (US0003M + 0.860%) due 07/03/2033 ~	$270	$252

Total Corporate Bonds & Notes (Cost $219)		252

U.S. GOVERNMENT AGENCIES 142.3%
Fannie Mae
0.200% due 02/25/2043 •(a)	150	1
1.009% due 07/25/2044 ~(a)	66	3
1.012% due 10/25/2046 ~(a)	21	1
1.029% due 01/25/2045 ~(a)	54	2
1.038% due 03/25/2045 ~(a)	144	6
1.066% (US0001M + 0.060%) due 12/25/2036 ~	410	405
1.101% due 07/25/2052 ~(a)	75	2
1.175% due 02/01/2036 •	104	103
1.230% due 04/25/2055 ~(a)	123	4
1.246% (US0001M + 0.120%) due 06/25/2033 ~	11	10
1.250% (US0001M + 0.450%) due 08/25/2050 ~	200	198
1.264% due 11/25/2032 •	18	18
1.266% due 06/25/2032 •	50	48
1.267% due 07/25/2044 ~(a)	81	3
1.291% due 08/25/2054 ~(a)	107	4
1.296% due 08/25/2055 ~(a)	73	3
1.298% due 09/25/2045 ~(a)	68	3
1.390% due 03/01/2032 •	5	5
1.401% due 08/25/2044 ~(a)	47	2
1.414% due 07/25/2045 ~(a)	261	13
1.498% due 12/01/2034 •	1	1
1.524% due 08/01/2042 - 10/01/2044 •	349	355
1.641% due 01/01/2035 •	10	10
1.645% due 08/01/2027 - 10/01/2035 •	22	22
1.675% due 09/01/2034 •	23	23
1.683% due 11/01/2034 •	3	3
1.720% due 10/01/2035 •	14	14
1.737% due 02/01/2035 •	18	18
1.744% due 03/25/2034 •	48	48
1.774% due 08/25/2034 •	6	6
1.795% due 12/01/2034 •	3	3
1.804% due 03/01/2035 •	3	3
1.834% due 03/01/2035 •	3	3
1.848% due 02/01/2035 •	5	5
1.873% due 01/01/2035 •	18	18
1.906% due 01/01/2035 •	10	10
1.924% (US0001M + 0.300%) due 12/25/2048 ~	445	444
1.952% due 01/01/2035 •	8	8
1.964% due 02/01/2035 •	12	12
1.987% due 09/01/2035 •	12	12
2.000% due 08/25/2042	595	526
2.024% (US0001M + 0.400%) due 03/25/2049 ~	312	311
2.030% due 11/01/2035 •	8	8
2.059% due 02/01/2035 •	7	8
2.074% due 05/25/2023 - 07/25/2036 •	252	251
2.078% due 03/01/2035 •	6	6
2.084% due 05/25/2035 ~	40	41
2.124% due 03/25/2032 - 11/25/2059 •	1,316	1,319
2.184% due 11/01/2035 •	12	12
2.197% due 01/01/2035 •	41	42
2.240% due 02/01/2035 •	4	4
2.260% due 10/01/2028 •	2	2
2.274% due 02/25/2024 - 02/01/2042 •	55	56
2.284% due 04/25/2037 •	333	336
2.294% due 02/01/2035 •	6	7
2.352% due 05/01/2038 •	261	269
2.358% due 01/25/2031 ~(a)	1,721	202
2.405% due 10/01/2037 •	380	394
2.420% due 07/01/2035 •	6	6
2.424% due 05/01/2035 •	6	6
2.425% due 04/01/2035 •	14	14
2.431% due 05/01/2035 •	36	37
2.494% due 05/01/2035 •	40	41

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2022 (Unaudited)

2.500% due 07/01/2046 - 12/01/2046	251	226
2.526% due 09/01/2041 •	66	68
2.570% due 07/01/2035 •	24	25
2.624% due 04/25/2032 •	36	37
2.638% due 07/01/2035 •	18	18
2.722% due 01/01/2036 •	89	92
2.745% due 04/01/2033 •	16	17
2.755% due 10/01/2032 •	94	94
2.944% due 07/25/2039	231	221
3.000% due 07/25/2045 - 02/01/2057	1,349	1,187
3.000% due 04/25/2046 (a)	124	15
3.082% due 05/01/2035 •	24	25
3.432% due 11/01/2048 •	221	222
3.500% due 03/25/2044 - 01/01/2057	1,932	1,846
3.500% due 04/25/2046 (a)	47	3
3.575% due 02/01/2026	500	499
3.976% due 06/25/2044 •(a)	286	33
4.000% due 06/01/2033 - 11/25/2045	858	829
4.376% (US0001M + 6.000%) due 11/25/2049 ~(a)	84	15
4.407% due 04/25/2043 - 06/25/2043 •	366	303
4.500% due 09/01/2033 - 04/01/2059	1,761	1,813
4.961% due 11/25/2035 •(a)	609	63
5.690% (US0001M + 8.450%) due 07/25/2043 ~	328	276
6.500% due 09/25/2023 - 01/25/2032	21	23
6.500% due 04/25/2038 (a)	16	5
6.856% due 10/25/2045 •	73	53
7.000% due 09/25/2023	1	1
8.000% due 07/25/2034	290	329
Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	1,086	814
0.654% due 10/15/2037 ~(a)	9	0
0.718% due 10/15/2037 ~(a)	20	1
0.818% due 01/25/2023 ~(a)	19,553	44
0.835% due 05/15/2037 ~(a)	17	1
1.039% due 11/25/2022 ~(a)	8,382	15
1.084% due 10/15/2041 ~(a)	41	2
1.144% due 08/15/2041 ~(a)	17	1
1.150% due 10/15/2037 - 10/15/2040 •	1,570	1,560
1.150% (US0001M + 0.350%) due 08/15/2040 ~	1,112	1,099
1.151% due 03/15/2037 ~(a)	20	1
1.183% due 11/15/2038 ~(a)	54	2
1.256% due 08/15/2036 ~(a)	36	1
1.288% due 02/15/2038 ~(a)	37	1
1.334% due 11/15/2036 ~(a)	56	3
1.432% due 06/15/2038 ~(a)	42	2
1.524% due 02/25/2045 •	90	91
1.574% due 05/15/2035 •	21	21
1.774% (US0001M + 0.450%) due 12/15/2031 ~	30	30
1.824% due 09/15/2030 •	4	4
1.824% (US0001M + 0.500%) due 06/15/2042 ~	210	210
1.969% (US0001M + 2.500%) due 11/15/2040 ~	122	94
1.991% due 02/01/2035 •	1	1
1.993% due 01/01/2035 •	8	8
2.000% due 03/01/2035 •	4	4
2.009% due 11/01/2036 •	85	88
2.239% due 02/01/2035 •	5	5
2.280% due 09/01/2034 •	142	147
2.339% due 11/01/2031 •	6	6
2.350% due 01/01/2034 •	3	3
2.392% due 10/01/2039 •	244	250
2.440% due 03/01/2035 •	2	2
2.445% due 05/01/2032 •	7	7
2.497% due 02/01/2035 •	1	1
2.500% due 01/15/2045 - 09/01/2046	386	357
2.510% due 08/01/2036 •	9	10
2.958% due 06/01/2035 •	15	16
3.000% due 06/15/2037 - 12/25/2046	3,916	3,487
3.052% due 04/01/2035 •	11	11
3.111% due 04/01/2035 •	15	16
3.230% due 02/01/2028 •	8	8
3.500% due 12/15/2022 - 12/01/2048	1,176	1,085
3.500% due 01/15/2043 - 08/15/2045 (a)	451	74
3.520% due 09/01/2035 •	60	60
4.000% due 03/15/2042 - 05/15/2048	2,474	2,358
4.000% due 09/15/2045 - 04/15/2046 (a)	1,127	187
4.500% due 04/01/2039 - 04/01/2044	346	357
4.876% due 01/15/2043 •(a)	1,078	146
5.000% due 09/01/2033 - 03/01/2049	1,417	1,484
5.500% due 04/01/2027 - 09/01/2039	883	947
5.500% due 10/15/2035 (a)	90	16
6.000% due 02/01/2024 - 05/01/2040	582	633
6.500% due 12/15/2023 - 03/15/2029	180	194
7.000% due 05/15/2037	537	607
8.000% due 06/15/2026	1	1
9.435% (US0001M + 12.267%) due 05/15/2035 ~	120	111
11.753% (US0001M + 16.000%) due 05/15/2041 ~	199	183

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2022 (Unaudited)

Ginnie Mae
0.000% due 12/20/2036 (b)(d)	128	113
0.678% due 12/20/2045 ~(a)	86	2
0.680% due 11/20/2045 ~(a)	93	2
0.708% due 09/20/2045 ~(a)	106	2
0.725% due 06/20/2042 ~(a)	81	3
0.775% due 06/20/2042 ~(a)	75	2
0.859% due 06/20/2043 ~(a)	74	2
1.153% due 02/20/2068 •	39	39
1.233% (US0001M + 0.430%) due 05/20/2065 ~	29	29
1.283% due 03/20/2061 •	23	23
1.443% due 01/20/2065 •	48	47
1.523% due 09/20/2063 •	442	441
1.553% due 09/20/2065 •	614	612
1.625% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2026 ~	1	1
1.803% (US0001M + 1.000%) due 04/20/2063 - 08/20/2063 ~	1,471	1,473
1.853% due 07/20/2070 - 08/20/2070 •	2,638	2,656
2.000% (H15T1Y + 1.500%) due 09/20/2024 - 07/20/2025 ~	1	1
2.000% due 03/20/2043	66	59
2.053% due 10/20/2070 •	860	869
2.103% due 09/20/2063 •	336	337
3.000% due 02/15/2043 (f)	1,287	1,229
3.000% due 03/20/2043 - 11/20/2067	1,588	1,498
3.500% due 02/15/2042 - 10/15/2049	5,940	5,830
3.500% due 08/20/2042 (a)	195	26
3.500% due 07/20/2051 - 02/20/2052 (f)	4,991	4,844
4.000% due 03/15/2045 - 04/20/2048	1,954	1,989
4.000% due 06/20/2045 (a)	403	62
4.070% due 01/15/2050 (f)	1,173	1,172
4.500% due 07/15/2039 - 02/20/2049	1,168	1,206
5.000% due 11/20/2034 - 12/20/2048	1,072	1,123
5.000% due 08/20/2045 •	85	74
5.500% due 09/15/2033 - 12/15/2039	117	128
6.000% due 05/20/2042	33	36
6.500% due 07/15/2024 - 08/15/2038	279	294
6.856% due 09/20/2045 •	138	104
Ginnie Mae, TBA
2.500% due 07/01/2052	11,450	10,482
3.000% due 07/01/2052	12,350	11,647
3.500% due 07/01/2052	1,600	1,555
4.000% due 07/01/2052	2,350	2,357
4.500% due 08/01/2052	1,750	1,770
Uniform Mortgage-Backed Security
2.000% due 01/01/2028 - 05/01/2036	1,460	1,369
2.000% due 05/01/2036 (f)	1,268	1,187
2.500% due 06/01/2028 - 04/01/2052	9,308	8,507
2.500% due 09/01/2051 (f)	608	553
3.000% due 06/01/2029 - 04/01/2052	15,240	14,334
3.000% due 02/01/2050 - 05/01/2051 (f)	12,332	11,537
3.500% due 12/01/2033 - 04/01/2052	4,818	4,720
3.500% due 05/01/2035 - 04/01/2052 (f)	6,251	6,095
4.000% due 07/01/2033 - 06/01/2049	9,668	9,748
4.500% due 07/01/2039 - 04/01/2049	1,426	1,459
5.500% due 08/01/2024 - 11/01/2039	299	321
6.000% due 08/01/2022 - 11/01/2040	577	625
6.500% due 11/01/2028 - 11/01/2037	289	310
7.500% due 09/01/2034	1	1
Uniform Mortgage-Backed Security, TBA
1.500% due 07/01/2052	900	747
2.000% due 08/01/2052	4,900	4,249
2.500% due 07/01/2037 - 07/01/2052	1,850	1,767
3.000% due 07/01/2037 - 09/01/2052	22,545	21,077
3.500% due 07/01/2037 - 08/01/2052	40,600	39,070
4.000% due 07/01/2037 - 07/01/2052	12,450	12,330
4.500% due 07/01/2052 - 08/01/2052	2,000	2,005

Total U.S. Government Agencies (Cost $235,326)		227,105

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.8%
BAMLL Commercial Mortgage Securities Trust 2.524% due 03/15/2034 •	1,000	976
Banc of America Funding Trust
2.192% due 05/20/2035 ^•	24	21
3.461% due 01/20/2047 ^~	122	115
Banc of America Mortgage Trust 5.750% due 07/20/2032 ~	1	1
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.904% due 01/25/2035 •	7	7
Citigroup Commercial Mortgage Trust 4.149% due 01/10/2036	1,000	995
Citigroup Mortgage Loan Trust
2.424% (US0001M + 0.800%) due 08/25/2035 ^~	216	208
2.500% due 05/25/2051 ~	2,297	1,973
3.000% due 11/27/2051 ~	2,187	1,954
Commercial Mortgage Trust 2.625% due 12/15/2038 •	1,750	1,680

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2022 (Unaudited)

Countrywide Alternative Loan Trust
1.812% (US0001M + 0.200%) due 07/20/2046 ^~	43	33
1.892% due 09/20/2046 •	295	198
2.044% (US0001M + 0.420%) due 05/25/2035 ~	207	189
2.124% due 09/25/2046 ^•	410	317
2.124% due 10/25/2046 ^•	46	36
2.304% due 10/25/2046 ^•	340	266
Countrywide Home Loan Mortgage Pass-Through Trust
2.011% due 06/19/2031 ~	22	21
2.204% due 04/25/2035 •	51	48
2.304% due 03/25/2036 •	16	9
2.324% due 02/25/2036 ^•	5	2
2.544% (US0001M + 0.920%) due 09/25/2034 ~	63	52
2.592% due 04/25/2035 ~	276	225
Credit Suisse Mortgage Capital Trust 2.500% due 07/25/2056 ~	178	152
GreenPoint Mortgage Funding Trust
2.024% (US0001M + 0.400%) due 10/25/2046 ^~	143	135
2.024% (US0001M + 0.400%) due 12/25/2046 ^~	190	176
2.164% due 04/25/2036 ^•	41	39
2.264% due 09/25/2046 ^•	353	299
2.304% (US0001M + 0.680%) due 10/25/2046 ^~	338	251
GS Mortgage Securities Corp. Trust 2.224% (US0001M + 0.900%) due 07/15/2031 ~	1,100	1,080
GS Mortgage-Backed Securities Trust
2.500% due 11/25/2051 ~	3,303	2,837
2.500% due 12/25/2051 ~	274	236
2.500% due 02/25/2052 ~	546	469
GSR Mortgage Loan Trust 2.144% (US0001M + 0.520%) due 08/25/2046 ~	175	65
HarborView Mortgage Loan Trust
1.817% due 12/19/2036 •	583	512
2.075% due 03/19/2036 ^•	22	21
HomeBanc Mortgage Trust 1.984% due 12/25/2036 •	13	13
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	1,000	983
IndyMac INDX Mortgage Loan Trust
2.024% due 06/25/2046 •	56	50
2.024% (US0001M + 0.400%) due 11/25/2046 ~	132	127
3.115% due 08/25/2036 ~	1,545	1,415
JP Morgan Mortgage Trust
2.524% due 11/25/2049 •	86	84
3.000% due 01/25/2052 ~	909	828
3.000% due 04/25/2052 ~	895	801
3.000% due 05/25/2052 ~	2,789	2,474
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	533	509
4.250% due 09/29/2046 «	950	938
La Hipotecaria Panamanian Mortgage Trust 3.508% due 11/24/2042 «•	612	605
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	256	255
Lehman XS Trust 2.264% due 11/25/2046 ^•	344	274
MASTR Adjustable Rate Mortgages Trust
2.224% due 05/25/2047 ^•	3	3
2.304% (US0001M + 0.680%) due 05/25/2047 ^~	450	383
MASTR Alternative Loan Trust 2.024% due 03/25/2036 ^•	963	89
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 2.024% due 11/15/2031 •	23	22
MFA Trust 1.381% due 04/25/2065 ~	329	317
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,017	986
2.750% due 11/25/2059 ~	568	545
OBX Trust 3.000% due 01/25/2052 ~	404	359
Residential Accredit Loans, Inc. Trust
2.024% (US0001M + 0.400%) due 12/25/2046 ^~	104	94
2.084% due 05/25/2037 ^•	19	16
2.164% due 05/25/2046 ^•	72	60
3.313% due 08/25/2035 ^~	153	65
Sequoia Mortgage Trust
2.295% due 10/19/2026 •	16	16
2.355% due 10/20/2027 •	3	3
Structured Asset Mortgage Investments Trust 2.255% due 09/19/2032 •	8	8
Thornburg Mortgage Securities Trust 2.489% due 10/25/2046 ~	47	46
UBS-Barclays Commercial Mortgage Trust 1.224% due 04/10/2046 ~(a)	2,800	9
WaMu Mortgage Pass-Through Certificates Trust
2.624% due 07/25/2044 •	43	40
2.674% due 12/25/2045 •	272	243

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2022 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 1.196% due 12/25/2046 •	126	105

Total Non-Agency Mortgage-Backed Securities (Cost $30,541)		28,363

ASSET-BACKED SECURITIES 19.3%
ACE Securities Corp. Home Equity Loan Trust 1.904% due 07/25/2036 •	1,229	970
Aegis Asset-Backed Securities Trust 2.324% due 03/25/2035 •	461	446
Amortizing Residential Collateral Trust 2.324% (US0001M + 0.700%) due 10/25/2031 ~	5	5
AMRESCO Residential Securities Corp. Mortgage Loan Trust 2.254% (US0001M + 0.630%) due 09/25/2028 ~	6	6
Anchorage Capital CLO Ltd. 2.276% due 07/22/2032 •	500	486
Arbor Realty Commercial Real Estate Notes Ltd. 2.674% (US0001M + 1.350%) due 11/15/2036 ~	1,400	1,357
Ares CLO Ltd. 2.186% (US0003M + 1.050%) due 04/22/2031 ~	500	488
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~	600	589
Centex Home Equity Loan Trust 1.924% (US0001M + 0.300%) due 01/25/2032 ~	8	8
CIFC Funding Ltd. 2.134% (US0003M + 0.950%) due 10/24/2030 ~	1,000	984
Citigroup Mortgage Loan Trust 1.784% due 12/25/2036 •	614	354
Countrywide Asset-Backed Certificates 1.874% (US0001M + 0.250%) due 03/25/2037 ~	100	95
Countrywide Asset-Backed Certificates Trust
1.764% due 04/25/2047 •	113	108
1.874% due 02/25/2036 •	563	546
Crestline Denali CLO Ltd. 2.093% (US0003M + 1.030%) due 04/20/2030 ~	1,700	1,675
EMC Mortgage Loan Trust 3.124% (US0001M + 1.500%) due 08/25/2040 ~	29	29
Fremont Home Loan Trust 1.759% due 10/25/2036 •	476	433
GSAA Home Equity Trust 2.224% due 03/25/2037 •	190	87
GSAMP Trust
1.754% due 12/25/2046 •	433	252
1.764% (US0001M + 0.140%) due 12/25/2036 ~	858	492
Home Equity Asset Trust 2.224% (US0001M + 0.600%) due 11/25/2032 ~	3	2
HSI Asset Securitization Corp. Trust 1.764% (US0001M + 0.140%) due 01/25/2037 ~	311	248
LCM LP 2.063% due 07/20/2030 •	2,000	1,969
MKS CLO Ltd. 2.063% (US0003M + 1.000%) due 07/20/2030 ~	200	198
Morgan Stanley ABS Capital, Inc. Trust
1.694% (US0001M + 0.070%) due 10/25/2036 ~	427	239
1.754% due 01/25/2037 •	943	438
Morgan Stanley Mortgage Loan Trust 2.344% (US0001M + 0.720%) due 04/25/2037 ~	527	191
Mountain View CLO LLC 2.134% (US0003M + 1.090%) due 10/16/2029 ~	971	959
Option One Mortgage Loan Trust 1.764% due 01/25/2037 •	626	433
PRET LLC
1.744% due 07/25/2051 þ	2,882	2,704
3.721% due 07/25/2051 þ	1,045	997
Residential Asset Securities Corp. Trust 1.874% (US0001M + 0.250%) due 11/25/2036 ^~	651	603
Saxon Asset Securities Trust 3.374% due 12/25/2037 •	184	167
Securitized Asset-Backed Receivables LLC Trust 2.269% due 01/25/2035 •	246	240
Sound Point CLO Ltd. 2.084% (US0003M + 0.900%) due 01/23/2029 ~	4,895	4,826
Structured Asset Investment Loan Trust
2.244% (US0001M + 0.620%) due 01/25/2036 ~	781	744
2.554% (US0001M + 0.930%) due 06/25/2035 ~	2,000	1,932
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	831	773
2.624% (US0001M + 1.000%) due 05/25/2058 ~	279	277
2.710% due 01/25/2060 ~	712	685
United National Home Loan Owner Trust 6.910% due 03/25/2025 ^þ	14	14
Venture CLO Ltd.
1.963% due 10/20/2028 •	348	344
2.193% due 04/20/2032 •	600	587
2.628% due 08/28/2029 •	958	951

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2022 (Unaudited)

Vibrant CLO Ltd. 3.046% due 06/20/2029 •	861	849

Total Asset-Backed Securities (Cost $31,560)		30,780

SHORT-TERM INSTRUMENTS 4.8%
REPURCHASE AGREEMENTS (e) 2.3%		3,618

U.S. TREASURY BILLS 2.5%
1.448% due 08/18/2022 - 09/15/2022 (c)(d)(i)	3,967	3,959

Total Short-Term Instruments (Cost $7,577)		7,577

Total Investments in Securities (Cost $305,223)		294,077

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	207,210	2,011

Total Short-Term Instruments (Cost $2,011)		2,011

Total Investments in Affiliates (Cost $2,011)		2,011

Total Investments 185.5% (Cost $307,234)		$296,088
Financial Derivative Instruments (g)(h) 0.5%(Cost or Premiums, net $(591))		709
Other Assets and Liabilities, net (86.0)%		(137,204)

Net Assets 100.0%		$159,593

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$193	U.S. Treasury Notes 3.000% due 06/30/2024		$(197)	$193	$193
SGY	1.350	07/01/2022	07/07/2022	1,715	U.S. Treasury Notes 1.375% due 12/31/2028		(1,713)	1,715	1,715
	1.410	06/29/2022	07/01/2022	1,710	U.S. Treasury Notes 1.375% due 12/31/2028		(1,713)	1,710	1,710

Total Repurchase Agreements							$(3,623)	$3,618	$3,618

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOS				1.600%	06/21/2022	07/14/2022	$(2,781)		$(2,783)
TDM				1.290	06/13/2022	07/14/2022	(22,116)		(22,130)

Total Reverse Repurchase Agreements									$(24,913)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)

U.S. Government Agencies (15.9)%
Uniform Mortgage-Backed Security, TBA					1.500%	07/01/2037	$5,000	$(4,558)	$(4,548)
Uniform Mortgage-Backed Security, TBA					2.500	07/01/2052	18,800	(16,943)	(16,913)
Uniform Mortgage-Backed Security, TBA					2.500	08/01/2052	4,300	(3,865)	(3,864)

	Total U.S. Government Agencies							(25,366)	(25,325)

U.S. Treasury Obligations (1.1)%
U.S. Treasury Notes					1.375%	12/31/2028	1,900	(1,831)	(1,726)

Total Short Sales (17.0)%								$(27,197)	$(27,051)

(f)							Securities with an aggregate market value of $25,821 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(18) at a weighted average interest rate of 0.903%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)							Payable for short sales includes $13 of accrued interest.
(g)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note September Futures				09/2022	50	$5,613	$(24)		$35	$0
U.S. Treasury 10-Year Note September Futures				09/2022	182	21,573	(122)		185	0
U.S. Treasury 10-Year Ultra September Futures				09/2022	24	3,057	(22)		32	0

							$(168)		$252	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury Ultra Long-Term Bond September Futures				09/2022	8	$(1,235)	$26		$0	$(19)

Total Futures Contracts							$(142)		$252	$(19)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.200%	Annual	04/29/2023	$7,200	$0	$173	$173	$0	$(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025	11,300	(317)	(39)	(356)	41	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	5,119	20	(457)	(437)	32	0
Pay	1-Day USD-SOFR Compounded-OIS	1.225	Annual	12/20/2031	1,100	0	(137)	(137)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.180	Annual	12/21/2031	3,100	0	(401)	(401)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	1.758	Annual	03/16/2032	2,100	12	165	177	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.760	Annual	05/09/2032	1,200	(13)	(92)	(105)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.767	Annual	05/09/2032	1,200	(13)	(91)	(104)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/09/2032	1,300	(14)	(97)	(111)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	1.869	Annual	05/09/2032	1,200	(12)	(82)	(94)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.875	Annual	05/09/2032	1,000	(10)	(68)	(78)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	2.198	Annual	06/08/2032	1,200	(13)	(48)	(61)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	2.204	Annual	06/08/2032	1,200	(13)	(48)	(61)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.314	Annual	06/08/2032	2,900	27	91	118	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	2.373	Annual	06/08/2032	1,700	16	45	61	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032	500	5	12	17	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.436	Annual	06/08/2032	1,000	10	20	30	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.451	Annual	06/08/2032	1,200	11	23	34	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	2,100	(135)	(149)	(284)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,000	241	(58)	183	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	2.553	Annual	06/15/2032	3,000	6	55	61	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	2.698	Annual	06/16/2032	3,000	5	18	23	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	2.658	Annual	06/17/2032	3,000	5	29	34	0	(26)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032	3,600	0	301	301	0	(30)

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023	26,500	18	746	764	0	(16)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024	19,000	151	947	1,098	0	(40)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	03/03/2025	16,300	16	675	691	0	(53)
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	04/05/2025	16,300	19	723	742	0	(55)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	05/04/2025	16,300	19	700	719	0	(58)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	32,300	51	3,017	3,068	0	(189)
Receive	3-Month USD-LIBOR	0.834	Semi-Annual	08/10/2026	1,000	0	85	85	0	(5)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	6,200	(341)	(526)	(867)	37	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	6,300	44	(617)	(573)	41	0
Receive	3-Month USD-LIBOR	1.068	Semi-Annual	02/10/2031	1,000	4	145	149	0	(8)
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	03/02/2031	200	0	25	25	0	(1)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	03/02/2031	600	4	65	69	0	(5)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	1,300	(28)	(201)	(229)	9	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	4,400	114	687	801	0	(29)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	5,100	(472)	(461)	(933)	38	0
Receive	3-Month USD-LIBOR	1.410	Semi-Annual	07/21/2031	1,000	(6)	133	127	0	(8)
Pay	3-Month USD-LIBOR	1.850	Semi-Annual	09/22/2031	800	0	(75)	(75)	6	0
Receive	3-Month USD-LIBOR	1.988	Semi-Annual	02/09/2032	500	3	39	42	0	(4)
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	02/09/2032	900	4	71	75	0	(7)

Total Swap Agreements	$(582)	$5,343	$4,761	$320	$(682)

Cash of $2,375 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.313%	07/06/2022	18,300	$71	$777
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.957	07/22/2022	1,300	18	8
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.770	08/04/2022	500	5	8
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.880	08/04/2022	1,200	16	13
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	08/04/2022	800	9	6
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.043	08/04/2022	300	3	2
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	09/14/2022	3,000	31	54
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	09/14/2022	3,000	32	11
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.950	07/22/2022	1,300	18	8
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/05/2024	5,000	33	113
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/09/2024	4,100	30	94
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	04/06/2023	400	8	8
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	04/14/2023	400	10	9
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.955	09/14/2022	3,000	33	77
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.655	09/14/2022	3,000	33	7
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/07/2024	5,000	36	114
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/28/2024	2,000	16	47
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	03/04/2024	2,000	15	47
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.898	08/04/2022	1,000	13	10
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.348	04/13/2023	400	8	8
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	04/20/2023	400	10	10
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	04/20/2023	400	9	10
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/21/2023	500	15	14
NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.851	08/04/2022	1,000	11	12

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2022 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.859	08/04/2022	300	3	3

$486	$1,470

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2052	$91.875	09/07/2022	4,500	$32	$8
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	91.797	08/04/2022	4,500	21	3
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	94.313	08/04/2022	4,500	19	3
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	94.547	08/04/2022	4,500	18	3
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	95.859	08/04/2022	6,000	17	9
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	96.453	08/04/2022	12,000	41	7
JPM	Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052	114.000	09/07/2022	3,000	0	0
MSC	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2052	92.938	09/07/2022	3,500	22	10
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	91.664	07/07/2022	500	5	9
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	91.703	07/07/2022	500	5	9
SAL	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2052	75.000	09/07/2022	35,000	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	70.000	08/04/2022	5,000	0	0

$181	$61

Total Purchased Options	$667	$1,531

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.680%	07/07/2022	400	$(5)	$(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	07/07/2022	400	(6)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.230	08/04/2022	3,000	(15)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.481	08/04/2022	2,200	(18)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.483	08/04/2022	4,900	(42)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.491	08/04/2022	2,600	(20)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.255	09/07/2022	2,200	(22)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.490	09/07/2022	2,500	(30)	(8)
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/06/2023	2,400	(9)	(10)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/14/2023	2,300	(10)	(10)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/13/2023	2,300	(8)	(10)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/20/2023	4,600	(19)	(15)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/21/2023	2,500	(13)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.498	08/04/2022	2,600	(21)	(3)

$(238)	$(108)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	$92.703	09/07/2022	3,000	$(35)	$(41)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	93.563	09/07/2022	3,500	(26)	(33)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.438	09/07/2022	3,000	(17)	(18)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.703	09/07/2022	2,500	(16)	(13)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	98.297	07/07/2022	1,500	(9)	(2)

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2022 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.141	07/07/2022	2,500	(17)	(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.250	08/04/2022	1,500	(8)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.750	08/04/2022	2,000	(9)	(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.828	08/04/2022	2,500	(13)	(13)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	100.313	08/04/2022	1,000	(3)	(7)
JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.141	09/07/2022	1,500	(6)	(10)
	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.156	09/07/2022	2,500	(9)	(17)
	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	4,500	(17)	(38)
	Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	101.141	09/07/2022	1,500	(4)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	92.773	09/07/2022	500	(6)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	96.906	08/04/2022	1,000	(5)	(13)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	95.594	08/04/2022	500	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.867	08/04/2022	500	(2)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.906	08/04/2022	500	(3)	(3)
MSC	Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052	91.359	09/07/2022	1,000	(7)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	91.219	09/07/2022	4,000	(53)	(93)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	3,000	(21)	(19)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	98.234	09/07/2022	3,500	(20)	(15)
	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.406	09/07/2022	1,000	(4)	(7)
	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	1,500	(6)	(12)
	Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	100.234	09/07/2022	3,500	(16)	(28)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	90.156	09/07/2022	2,000	(27)	(63)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	91.375	09/07/2022	3,000	(39)	(66)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.688	09/07/2022	1,500	(9)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.563	07/07/2022	1,000	(5)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	100.281	07/07/2022	2,500	(12)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.281	08/04/2022	500	(2)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.844	08/04/2022	1,000	(5)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	101.281	08/04/2022	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	101.844	08/04/2022	1,000	(4)	(1)

					$(438)	$(585)

Total Written Options					$(676)	$(693)

(i)

Securities with an aggregate market value of $511 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance		$0		$252	$0	$252
U.S. Government Agencies		0		227,105	0	227,105
Non-Agency Mortgage-Backed Securities		0		26,311	2,052	28,363
Asset-Backed Securities		0		30,780	0	30,780
Short-Term Instruments
Repurchase Agreements		0		3,618	0	3,618
U.S. Treasury Bills		0		3,959	0	3,959

		$0		$292,025	$2,052	$294,077
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes		$2,011		$0	$0	$2,011

Total Investments		$2,011		$292,025	$2,052	$296,088

Short Sales, at Value - Liabilities
U.S. Government Agencies		0		(25,325)	0	(25,325)
U.S. Treasury Obligations		0		(1,726)	0	(1,726)

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2022 (Unaudited)

$0	$(27,051)	$0	$(27,051)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	572	0	572
Over the counter	0	1,531	0	1,531

$0	$2,103	$0	$2,103
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(701)	0	(701)
Over the counter	0	(693)	0	(693)

$0	$(1,394)	$0	$(1,394)

Total Financial Derivative Instruments	$0	$709	$0	$709

Totals	$2,011	$265,683	$2,052	$269,746

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022(1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$2,168	$0	$(51)	$0	$(1)	$(64)	$0	$0	$2,052	$(64)

Totals	$2,168	$0	$(51)	$0	$(1)	$(64)	$0	$0	$2,052	$(64)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$2,052	Proxy Pricing	Base Price	96.326 - 104.564	101.490

Total	$2,052

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Municipal Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.1% ¤
CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.3%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	$4,800	$4,484

INDUSTRIALS 0.2%
Tower Health 4.451% due 02/01/2050	2,000	1,354
UMass Memorial Health Care Obligated Group 5.363% due 07/01/2052	3,000	3,013

		4,367

Total Corporate Bonds & Notes (Cost $9,344)		8,851

MUNICIPAL BONDS & NOTES 90.6%
ALABAMA 3.8%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
1.260% (MUNIPSA) due 10/01/2052 ~	3,500	3,336
4.000% due 10/01/2052	11,040	11,179
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
4.000% due 12/01/2052	7,000	7,013
4.000% due 04/01/2053	6,050	6,118
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2046 (d)	4,000	4,058
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013 6.500% due 10/01/2053	10,000	10,909
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2027	2,710	2,883
5.000% due 09/01/2046	1,000	1,064
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
1.561% (US0001M) due 06/01/2049 ~	2,000	1,971
1.611% (US0001M) due 04/01/2049 ~	3,000	2,965
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,935	2,924
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	12,500	13,230

		67,650

ALASKA 0.7%
Alaska Housing Finance Corp. Revenue Bonds, Series 2020 5.000% due 12/01/2032	9,000	9,866
Alaska Housing Finance Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2034 (a)	1,280	1,412
5.000% due 12/01/2034 (a)	1,335	1,471

		12,749

ARIZONA 1.5%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	390	246
5.000% due 01/01/2043	6,285	4,489
5.000% due 01/01/2054	8,000	5,349
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 1.875% due 09/01/2032	1,000	998
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.125% due 09/01/2042	2,500	2,455
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2039	2,500	2,434
5.000% due 07/01/2049	5,435	5,732
Tempe, Arizona Certificates of Participation Bonds, Series 2021 2.171% due 07/01/2033	2,500	2,052

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Tempe, Arizona Certificates of Participation Notes, Series 2021 1.851% due 07/01/2030	3,000	2,578

		26,333

CALIFORNIA 8.1%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,191
5.000% due 12/01/2032	3,000	3,113
5.000% due 12/01/2033	3,500	3,630
5.000% due 12/01/2034	3,000	3,110
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	5,758
5.000% due 04/01/2038	10,000	10,255
Bay Area Toll Authority, California Revenue Bonds, Series 2017 4.000% due 04/01/2034	3,500	3,586
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	2,750	2,189
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,150	1,150
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 4.000% due 06/01/2049	1,000	865
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (e)	10,000	10,679
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2040	2,000	1,917
California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 11/01/2033	1,000	1,008
4.000% due 08/15/2048	7,000	6,843
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.850% due 01/01/2050	16,000	15,788
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.000% due 05/01/2051	5,000	4,701
5.000% due 01/01/2056	1,250	1,142
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2041	200	195
4.000% due 05/15/2046	2,000	1,901
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2040 (f)	4,110	3,738
4.000% due 09/01/2050 (f)	5,790	4,947
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,400	1,391
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,870	1,915
California State Public Works Board Revenue Bonds, Series 2021 4.000% due 11/01/2041	2,000	1,996
California State Public Works Board Revenue Bonds, Series 2022 5.000% due 08/01/2036	3,500	3,950
California State University Revenue Bonds, Series 2021 2.144% due 11/01/2033	1,500	1,218
California State University Revenue Notes, Series 2021 1.794% due 11/01/2030	3,000	2,513
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	2,750	2,145
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021 4.000% due 10/01/2056	2,350	1,791
Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008 0.000% due 08/01/2032 (c)	2,300	1,575
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1995 0.000% due 01/01/2028 (c)	5,625	4,879
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	2,300	2,621
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	10,000	984
3.850% due 06/01/2050	2,000	1,806
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	360	352
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	568
5.000% due 05/01/2029	500	551
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,185	1,123
Livermore, California Certificates of Participation Bonds, Series 2020 4.000% due 10/01/2038	1,215	1,217
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2039	1,000	1,104
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	2,750	2,858
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2037	3,520	3,735
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2037	3,000	3,332
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2037	6,000	6,603

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Riverside County, California Transportation Commission Revenue Bonds, Series 2021 4.000% due 06/01/2038	2,625	2,576

		144,509

COLORADO 2.7%
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.250% due 01/01/2045	2,500	2,543
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	7,260	6,514
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043 (e)	7,000	6,939
Colorado State Certificates of Participation Bonds, Series 2020 4.000% due 12/15/2039	3,775	3,711
Denver, Colorado Airport System City & County Revenue Bonds, Series 2020 5.000% due 11/15/2031	3,850	4,144
Denver, Colorado City & County Revenue Bonds, Series 2021
4.000% due 08/01/2042	1,750	1,743
4.000% due 08/01/2043	1,500	1,487
4.000% due 08/01/2051	4,500	4,419
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2035	1,250	1,399
5.000% due 09/01/2036	1,400	1,564
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2021 1.362% (SOFRRATE) due 09/01/2039 ~	3,500	3,452
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	6,930	8,522
Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2038	1,150	1,053
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 01/15/2031	1,140	1,205

		48,695

CONNECTICUT 1.7%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2039	1,650	1,648
5.000% due 05/01/2035	1,000	1,113
5.000% due 05/01/2037	5,500	6,097
5.000% due 05/01/2040	2,250	2,473
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2035	4,290	4,642
Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	1,880
5.000% due 06/15/2038	1,115	1,209
Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2038	2,000	2,002
5.000% due 04/15/2034	6,150	6,795
Connecticut State General Obligation Notes, Series 2018 5.000% due 09/15/2027	2,500	2,811

		30,670

DELAWARE 0.6%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.402% due 12/01/2039	10,190	9,035
7.120% due 12/01/2039	1,800	1,746

		10,781

DISTRICT OF COLUMBIA 0.7%
District of Columbia Revenue Bonds, Series 2012 5.000% due 12/01/2029	2,500	2,530
District of Columbia Revenue Bonds, Series 2019 5.000% due 03/01/2044	2,250	2,486
Metropolitan Washington Airports Authority Aviation Revenue, Series 2022
5.000% due 10/01/2030 (a)	1,585	1,767
5.000% due 10/01/2031 (a)	2,750	3,082
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2021 5.000% due 10/01/2029	3,000	3,344

		13,209

FLORIDA 2.6%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2037	1,500	1,513
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 4.500% due 01/01/2035	1,250	1,139
Florida Municipal Power Agency Revenue Bonds, Series 2012 5.000% due 10/01/2026	4,500	4,539
Greater Orlando Aviation Authority Revenue Bonds, Series 2015 5.000% due 10/01/2040	5,000	5,170
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022 5.000% due 10/01/2036	5,235	5,698

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Jacksonville, Florida Revenue Bonds, Series 2020 4.000% due 11/01/2036	505	492
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,225
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020 5.000% due 10/01/2032	1,000	1,109
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (c)	2,900	1,990
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	2,000	1,966
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	3,000	3,091
Orange County, Florida Health Authority Revenue Bonds, Series 2019 5.000% due 10/01/2047	2,250	2,339
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (c)	1,200	826
0.000% due 10/01/2031 (c)	1,330	869
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2022 5.000% due 11/01/2038 (a)	1,200	1,248
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	4,000	4,331
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047 (e)	3,750	3,524
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2036	1,000	843
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (c)	750	427
0.000% due 09/01/2036 (c)	800	432
0.000% due 09/01/2037 (c)	800	410
5.000% due 07/01/2034	275	295
5.000% due 07/01/2035	650	695

		46,171

GEORGIA 4.2%
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	3,000	2,669
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2036	1,000	1,089
5.000% due 07/01/2037	500	544
5.000% due 07/01/2038	800	868
Burke County, Georgia Development Authority Revenue Bonds, Series 1994 2.250% due 10/01/2032	3,000	2,982
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	5,000	4,987
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	7,000	7,032
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011 5.250% due 10/01/2041	15,000	15,023
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,125	1,079
Fulton County, Georgia Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2030	1,000	1,130
5.000% due 06/15/2031	1,210	1,345
Georgia State Road & Tollway Authority Revenue Bonds, Series 2020 5.000% due 06/01/2032	1,250	1,421
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
1.541% (US0001M) due 08/01/2048 ~	4,850	4,813
4.000% due 04/01/2048	1,000	1,018
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
4.000% due 03/01/2050	1,580	1,586
5.000% due 05/15/2033	2,500	2,634
5.000% due 05/15/2049	2,250	2,370
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 05/01/2052	950	952
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	3,000	3,039
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	898
5.000% due 01/01/2038	1,500	1,582
5.000% due 01/01/2039	1,500	1,580
5.000% due 01/01/2049	2,000	2,060
5.000% due 01/01/2059	2,000	2,049
Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2046	345	315
4.000% due 01/01/2051	1,000	908
5.000% due 01/01/2056	1,100	1,133
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063 (a)	5,000	4,624
Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2026	400	429
5.000% due 01/01/2027	400	435
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2030	165	182
5.000% due 01/01/2031	180	197
5.000% due 01/01/2032	220	239

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020 4.000% due 09/01/2039	2,100	2,100

		75,312

IDAHO 0.1%
Idaho Housing & Finance Association Revenue Notes, Series 2021 5.000% due 07/15/2029	2,000	2,288

ILLINOIS 11.1%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	1,000	1,013
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	2,000	2,029
Chicago Board of Education, Illinois General Obligation Bonds, Series 2021
5.000% due 12/01/2032	5,675	5,892
5.000% due 12/01/2035	1,500	1,547
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,089
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2042	2,500	2,583
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2038	4,000	4,212
5.000% due 07/01/2038	1,000	1,032
5.000% due 01/01/2039	2,000	2,103
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2027	2,640	2,889
5.000% due 06/01/2028	1,875	2,061
5.000% due 06/01/2029	1,170	1,296
Chicago Transit Authority, Illinois Revenue Bonds, Series 2014 5.250% due 12/01/2049	5,000	5,146
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020 4.000% due 12/01/2055	4,500	4,118
Chicago, Illinois General Obligation Bonds, Series 2002 5.500% due 01/01/2037	3,885	4,005
Chicago, Illinois General Obligation Bonds, Series 2005 5.500% due 01/01/2040	4,520	4,657
Chicago, Illinois General Obligation Bonds, Series 2014
5.250% due 01/01/2029	1,000	1,021
5.250% due 01/01/2033	3,000	3,051
Chicago, Illinois General Obligation Bonds, Series 2015 5.500% due 01/01/2039	4,500	4,639
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	1,940	2,066
5.750% due 01/01/2034	4,500	4,784
Chicago, Illinois General Obligation Bonds, Series 2019 5.500% due 01/01/2035	1,610	1,721
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 5.000% due 11/01/2042	2,500	2,513
Cook County, Illinois Sales Tax Revenue Bonds, Series 2018 5.250% due 11/15/2035	1,000	1,104
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	3,290	3,296
5.000% due 02/15/2029	4,500	4,935
Illinois Finance Authority Revenue Bonds, Series 2019
2.450% due 10/01/2039	1,250	1,132
5.000% due 11/01/2040	2,500	2,313
Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2037	1,000	1,001
4.000% due 08/15/2040	1,750	1,732
4.000% due 08/15/2041	8,375	8,281
Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2035	1,410	1,355
4.000% due 05/01/2040	2,830	2,609
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2026	4,000	4,145
5.250% due 02/01/2034	3,500	3,569
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	898
5.000% due 10/01/2028	5,165	5,589
5.000% due 10/01/2033	1,610	1,692
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,307
4.000% due 10/01/2035	8,000	7,701
Illinois State General Obligation Notes, Series 2014 5.000% due 05/01/2023	2,615	2,668
Illinois State General Obligation Notes, Series 2016 5.000% due 02/01/2026	3,790	4,027
Illinois State General Obligation Notes, Series 2017
5.000% due 12/01/2026	5,000	5,362
5.000% due 11/01/2027	1,500	1,618
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	1,500	1,543
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	6,000	6,637

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,685	3,762
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	2,830	2,630
3.000% due 06/15/2033	1,000	909
Illinois State Revenue Bonds, Series 2018 4.750% due 06/15/2043	6,000	6,104
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	5,000	5,253
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2033 (c)	3,700	2,335
0.000% due 06/15/2035 (c)	4,500	2,569
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 0.000% due 12/15/2047 (d)	2,500	1,392
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 4.000% due 06/15/2052	15,500	13,386
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2028	2,250	2,407
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	5,600	6,516
Sales Tax Securitization Corp., Illinois Revenue Bonds, (BAM Insured), Series 2020 5.000% due 01/01/2037	1,000	1,096
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 2.957% due 01/01/2032	8,000	7,135
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,400	1,551

		198,026

INDIANA 1.2%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	3,500	3,454
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	1,000	907
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	7,000	6,346
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	6,000	4,757
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	1,017
Whiting, Indiana Revenue Bonds, Series 2019 5.000% due 12/01/2044	5,000	5,386

		21,867

IOWA 1.1%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 1.148% due 08/15/2032	5,975	5,945
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 1.050% due 08/15/2029	5,075	5,069
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	5,000	4,996
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.000% due 06/01/2065 (c)	31,700	3,249

		19,259

KANSAS 0.5%
Kansas Development Finance Authority Revenue Bonds, Series 2021 5.000% due 11/15/2054	8,000	8,998

KENTUCKY 0.7%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017 5.000% due 08/15/2032	1,000	1,056
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 4.750% due 07/01/2040	3,750	3,220
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	4,000	4,050
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2034	1,250	1,303
4.000% due 11/01/2038	400	410
Kentucky State Property & Building Commission Revenue Notes, Series 2019 5.000% due 11/01/2024	1,390	1,471

		11,510

LOUISIANA 0.6%
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.100% due 12/01/2040	4,020	4,449
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.000% due 06/01/2037	1,455	1,438
2.100% due 06/01/2037	370	358

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

2.375% due 06/01/2037	4,015	3,763

		10,008

MAINE 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	5,000	5,156

MARYLAND 0.9%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	4,470	4,660
Maryland Department of Transportation State Revenue Bonds, Series 2021 5.000% due 08/01/2034	1,600	1,741
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 05/15/2043	7,500	7,711
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 06/01/2046	1,000	881

		14,993

MASSACHUSETTS 1.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	2,000	1,998
Massachusetts Development Finance Agency Revenue Bonds, Series 2013 5.000% due 07/01/2044	8,220	8,260
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,543
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 1.510% (MUNIPSA) due 07/01/2049 ~	1,000	993
Massachusetts Port Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	500	551
5.000% due 07/01/2030	500	554
5.000% due 07/01/2031	750	836
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.000% due 08/15/2030	6,660	6,689
Massachusetts School Building Authority Revenue Bonds, Series 2019 5.000% due 02/15/2044	1,900	2,062

		24,486

MICHIGAN 1.1%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	4,010	4,555
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	1,000	803
Ferris State University, Michigan Revenue Bonds, Series 2016 5.000% due 10/01/2041	1,420	1,515
Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	1,175	1,321
5.000% due 07/01/2030	1,715	1,937
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2044	2,000	2,000
Michigan Finance Authority Revenue Bonds, Series 2019 5.000% due 12/01/2048	3,000	3,149
Michigan State Building Authority Revenue Bonds, Series 2019
5.000% due 04/15/2035	1,000	1,114
5.000% due 04/15/2036	3,500	3,892

		20,286

MINNESOTA 0.5%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2037	1,175	1,241
Minnesota Municipal Gas Agency Revenue Bonds, Series 2022 4.000% due 12/01/2052	7,000	7,178

		8,419

MISSOURI 0.5%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 10/01/2033	2,440	2,445
4.000% due 02/15/2044	2,200	2,157
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020 4.000% due 03/01/2039	5,215	4,971

		9,573

NEBRASKA 0.3%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012 5.250% due 09/01/2037	5,000	5,029

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020 4.000% due 11/15/2050	1,000	936

		5,965

NEVADA 0.8%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020
5.000% due 06/15/2034	1,700	1,908
5.000% due 06/15/2035	1,000	1,120
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	4,000	4,047
Clark Department of Aviation, Nevada Revenue Bonds, Series 2019 5.000% due 07/01/2033	5,000	5,558
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	928
5.000% due 06/01/2033	220	239

		13,800

NEW JERSEY 3.5%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2037	1,000	1,083
New Jersey Economic Development Authority Revenue Bonds, Series 1998 6.500% due 04/01/2031	400	411
New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2040	1,000	960
4.000% due 06/15/2041	1,000	953
New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	10,500	11,260
5.250% due 04/01/2028 (f)	1,805	1,962
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	3,000	3,075
New Jersey State General Obligation Bonds, Series 2020 4.000% due 06/01/2032	4,850	5,108
New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	1,400	1,481
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (c)	4,550	2,934
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 4.000% due 12/15/2031	8,195	8,331
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2031	3,500	3,751
5.000% due 06/15/2044	1,500	1,556
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2037	2,250	2,233
4.000% due 06/15/2038	2,000	1,971
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2021 4.000% due 06/15/2036	3,000	2,989
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2018 5.000% due 12/15/2028	2,155	2,349
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 5.000% due 12/15/2028	1,100	1,199
New Jersey Turnpike Authority Revenue Bonds, Series 2017 4.000% due 01/01/2034	2,500	2,519
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	3,500	3,755
5.250% due 06/01/2046	2,500	2,601

		62,481

NEW MEXICO 0.4%
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	6,250	6,588
University of New Mexico Revenue Notes, Series 2016 5.000% due 06/01/2026	1,000	1,095

		7,683

NEW YORK 12.3%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	2,500	2,823
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	2,500	2,495
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	3,750	3,831
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,750	1,567
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021 4.000% due 02/15/2039	3,250	3,189
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005 1.342% (SOFRRATE) due 11/01/2035 ~	4,750	4,625
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 1.261% (US0001M) due 11/01/2041 ~	2,500	2,491
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.250% due 11/15/2056	1,000	1,030

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	4,975	5,060
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 12/01/2038	1,300	1,208
Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020 5.000% due 12/01/2026	1,000	1,062
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	8,000	8,284
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	2,000	1,765
New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 9.139% due 03/01/2026	2,000	2,053
New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020 4.000% due 03/01/2045	1,500	1,417
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2037	2,500	2,711
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2021
4.000% due 07/15/2034	4,000	4,015
4.000% due 07/15/2036	2,500	2,480
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 02/01/2025	7,000	7,133
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	2,000	2,161
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 05/01/2037	4,500	4,873
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2039	3,000	2,997
5.000% due 05/01/2037	4,840	5,296
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021
4.000% due 08/01/2036	5,000	5,035
4.000% due 11/01/2036	1,000	1,006
4.000% due 11/01/2037	1,500	1,506
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2020 4.000% due 12/01/2033	2,500	2,567
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021 5.000% due 06/15/2032	4,000	4,652
New York City, New York Water & Sewer System Revenue Bonds, Series 2020 4.000% due 06/15/2043	4,000	3,949
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	1,775	1,994
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	5,150	5,028
5.375% due 11/15/2040	2,000	2,018
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	9,550	9,190
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 4.000% due 05/01/2045	9,740	9,197
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 03/15/2029	3,695	4,142
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,000	1,010
4.000% due 03/15/2036	3,685	3,688
4.000% due 02/15/2038	2,000	1,977
4.000% due 02/15/2039	6,750	6,654
4.000% due 02/15/2047	10,310	10,044
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 03/15/2035	2,700	2,713
5.000% due 03/15/2041	2,375	2,642
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2043	8,250	8,099
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2040	2,500	2,478
New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2038	7,300	7,249
5.000% due 03/15/2041	5,000	5,446
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2031	2,000	2,044
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2031	1,385	1,462
5.000% due 12/01/2033	1,000	1,054
5.000% due 12/01/2034	450	469
5.000% due 12/01/2035	400	417
New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	10,000	9,725
5.000% due 12/01/2030	400	425
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	1,505	1,506
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.000% due 05/15/2057	2,120	2,249
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 5.000% due 09/01/2033	3,150	3,527
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	4,520	4,411
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2028	2,000	2,023

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	1,500	1,635
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 5.000% due 05/15/2057	4,460	4,855
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,750	1,729
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2028	4,000	4,223

		218,604

OHIO 2.7%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 5.000% due 02/15/2034	1,815	2,038
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	21,000	2,703
4.000% due 06/01/2037	3,000	2,940
5.000% due 06/01/2034	2,000	2,147
5.000% due 06/01/2036	3,000	3,207
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	8,850	8,971
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	4,085	3,965
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 1.500% due 02/01/2026	2,200	2,013
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	4,715	4,270
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,000	908
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	2,760	2,591
Ohio State Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,280	1,195
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	2,807
5.250% due 02/15/2029	2,900	2,965
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018 4.000% due 02/15/2032 (e)	5,000	5,262

		47,982

OKLAHOMA 0.3%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2035	1,790	1,615
Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028	715	743
5.000% due 08/01/2029	755	784
Oklahoma Development Finance Authority Revenue Notes, Series 2020 1.625% due 07/06/2023	1,250	1,229

		4,371

OREGON 1.2%
Columbia County, Oregon School District No 502 General Obligation Bonds, Series 2020 5.000% due 06/15/2045	4,000	4,410
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 12/01/2046 (d)	2,000	1,715
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2036	1,500	1,597
5.000% due 08/15/2037	1,600	1,700
5.000% due 08/15/2038	2,000	2,120
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2030	600	657
Portland, Oregon Water System Revenue Bonds, Series 2019 5.000% due 05/01/2044	5,000	5,501
Salem-Keizer School District No 24J, Oregon General Obligation Bonds, Series 2020
0.000% due 06/15/2039 (c)	3,000	1,440
5.000% due 06/15/2031	2,500	2,891

		22,031

PENNSYLVANIA 3.9%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2033	1,495	1,358
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	485	583
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 10/01/2052	2,500	2,607
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	2,000	2,171
5.000% due 06/01/2032	2,000	2,164
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (e)	3,000	3,143
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2035	6,000	6,499

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021 5.000% due 11/01/2051	4,875	5,119
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 2.010% (MUNIPSA) due 08/15/2038 ~(f)	3,250	3,209
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,250	2,131
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022
4.000% due 05/01/2039	1,375	1,359
4.000% due 05/01/2040	1,750	1,722
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
1.310% (MUNIPSA) due 06/01/2041 ~	6,000	5,795
5.000% due 10/15/2032	1,150	1,284
5.000% due 10/15/2033	1,150	1,279
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
4.000% due 01/01/2027	1,525	1,569
4.000% due 01/01/2030	800	812
4.000% due 01/01/2031	800	804
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021 4.000% due 07/01/2026	1,500	1,506
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	4,915	5,015
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,000	3,202
5.000% due 12/01/2048	3,750	3,981
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2038	2,740	2,742
4.000% due 12/01/2039	2,635	2,629
4.000% due 12/01/2040	1,400	1,391
Pennsylvania Turnpike Commission Revenue Notes, Series 2021
5.000% due 12/01/2029	700	801
5.000% due 12/01/2030	525	606
Philadelphia, Pennsylvania Airport Revenue Bonds, (AGM Insured), Series 2021 4.000% due 07/01/2041	1,000	962
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 07/01/2037	700	656
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
5.000% due 07/01/2028	1,400	1,512
5.000% due 07/01/2030	700	764

		69,375

PUERTO RICO 5.3%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	21,640	10,793
0.000% due 11/01/2051	20,409	8,802
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	4,950	2,788
4.000% due 07/01/2033	1,789	1,643
4.000% due 07/01/2035	1,608	1,444
4.000% due 07/01/2037	1,380	1,225
5.750% due 07/01/2031	1,886	2,064
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (c)	920	843
5.625% due 07/01/2027	1,974	2,103
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040 ^	7,543	6,695
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.168% (US0003M) due 07/01/2029 ~	7,985	8,282
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007 5.000% due 07/01/2046 ^(b)	15,000	8,287
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	42,026	11,355
0.000% due 07/01/2051 (c)	15,000	3,001
5.000% due 07/01/2058	3,500	3,449
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	10,167	9,573
4.784% due 07/01/2058	11,436	10,952

		93,299

SOUTH CAROLINA 0.4%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
4.000% due 12/01/2044	3,250	3,138
5.000% due 12/01/2046	3,000	3,153

		6,291

TENNESSEE 1.2%
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017 4.750% due 07/01/2027	320	276
Metropolitan Government of Nashville & Davidson County, Tennessee Electric Revenue Notes, Series 2021 5.000% due 05/15/2030	615	712
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	2,000	1,835

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	2,000	2,087
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	9,065	9,120
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,053
5.000% due 02/01/2024	1,400	1,440
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017 4.000% due 05/01/2048	1,000	1,012

		20,535

TEXAS 5.6%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
3.200% due 12/01/2045	6,000	6,000
7.500% due 12/01/2045	1,000	803
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2017 5.000% due 11/15/2037	2,000	2,188
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	2,000	1,922
Central Texas Regional Mobility Authority Revenue Bonds, Series 2020 3.593% due 01/01/2042	3,000	2,428
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	800	771
4.000% due 01/01/2041	800	767
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2037 (c)	10,000	5,062
5.000% due 08/15/2042	1,000	1,018
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2043	2,500	2,515
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021 5.000% due 11/01/2043	5,805	6,220
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	4,450	4,627
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	2,580	2,444
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,800	1,992
5.000% due 07/01/2034	1,000	1,081
5.000% due 07/01/2035	1,460	1,572
5.000% due 07/01/2036	1,000	1,072
Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2017 5.000% due 11/01/2029	1,250	1,331
Lower Colorado River Authority, Texas Revenue Bonds, Series 2020 5.000% due 05/15/2045	1,750	1,862
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2008 4.000% due 06/01/2030	2,500	2,504
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	200	198
4.000% due 08/15/2035 (e)	700	694
4.000% due 08/15/2036 (e)	500	496
4.000% due 08/15/2037 (e)	800	793
4.000% due 08/15/2040 (e)	800	2,772
5.000% due 01/01/2047	2,000	1,940
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2039	4,230	4,447
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2048	8,750	9,190
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,000	4,197
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	95
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2017 5.000% due 02/01/2047	5,000	5,324
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
2.675% (US0003M) due 12/15/2026 ~	4,000	3,827
5.250% due 12/15/2022	3,825	3,875
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 12/31/2033	2,000	2,087
5.000% due 06/30/2058	2,250	2,239
Texas State General Obligation Bonds, Series 2016 5.500% due 08/01/2031	3,000	3,301
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	4,500	4,583
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993 6.000% due 11/15/2022 (f)	100	101
Waco Educational Finance Corp., Texas Revenue Notes, Series 2021
4.000% due 03/01/2026	525	551
5.000% due 03/01/2027	970	1,067

		99,956

U.S. VIRGIN ISLANDS 0.1%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Notes, Series 2022 5.000% due 10/01/2026	1,500	1,540

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

UTAH 0.6%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017 5.000% due 07/01/2042	3,000	3,114
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,750	1,814
Utah County, Utah Revenue Bonds, Series 2016 4.000% due 05/15/2047	5,000	4,781

		9,709

VIRGINIA 1.4%
Richmond, Virginia Public Utility Revenue Bonds, Series 2013 5.000% due 01/15/2029	2,000	2,038
Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020 5.000% due 07/01/2053	2,300	2,570
Virginia College Building Authority Revenue Bonds, Series 2019 4.000% due 02/01/2034	1,550	1,599
Virginia Small Business Financing Authority Revenue Bonds, Series 2017 5.000% due 12/31/2056	9,220	9,367
Virginia Small Business Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2034	10,000	9,599

		25,173

WASHINGTON 1.5%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (e)	4,000	4,018
Washington Health Care Facilities Authority Revenue Bonds, Series 2009 5.000% due 08/15/2044	4,965	4,977
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.960% (MUNIPSA) due 01/01/2042 ~	3,000	3,008
5.000% due 01/01/2047	2,000	2,197
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	4,900	4,516
Washington Health Care Facilities Authority Revenue Bonds, Series 2021 4.000% due 10/01/2042	5,035	5,176
Washington Higher Education Facilities Authority Revenue Bonds, Series 2020 4.000% due 05/01/2045	1,000	927
Washington State General Obligation Bonds, Series 2016 5.000% due 08/01/2030	1,670	1,824

		26,643

WISCONSIN 2.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 6.750% due 08/01/2031	11,000	9,081
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 4.500% due 01/01/2035	2,500	2,268
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,040	839
4.000% due 03/31/2056	4,690	3,688
4.500% due 06/01/2056	2,500	1,873
5.000% due 01/01/2056	1,150	1,022
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2052	3,360	3,127
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 2.625% due 11/01/2025	1,500	1,447
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2033 (c)	2,755	1,741
0.000% due 12/15/2045 (c)	10,355	3,478
0.000% due 12/15/2055 (c)	10,000	2,001
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 11/15/2035	5,500	5,847
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2047 (e)	3,500	3,377
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 10/15/2035	2,375	2,373

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

4.000% due 08/15/2040	2,000	1,935

		44,097

Total Municipal Bonds & Notes (Cost $1,676,234)		1,610,483

Total Investments in Securities (Cost $1,685,578)		1,619,334

	SHARES
INVESTMENTS IN AFFILIATES 10.0%
SHORT-TERM INSTRUMENTS 10.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.0%
PIMCO Short-Term Floating NAV Portfolio III	18,265,334	177,247

Total Short-Term Instruments (Cost $177,350)		177,247

Total Investments in Affiliates (Cost $177,350)		177,247

Total Investments 101.1% (Cost $1,862,928)		$1,796,581
Financial Derivative Instruments (g)(j) (0.0)%(Cost or Premiums, net $0)		(96)
Other Assets and Liabilities, net (1.1)%		(19,437)

Net Assets 100.0%		$1,777,048

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^			Security is in default.
«			Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)			When-issued security.
(b)			Security is not accruing income as of the date of this report.
(c)			Zero coupon security.
(d)			Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)			RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	02/24/2022	$6,242	$4,947	0.28%
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000	09/01/2040	05/20/2021	4,680	3,738	0.21
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	2.010	08/15/2038	09/14/2021	3,333	3,209	0.18
New Jersey Economic Development Authority Revenue Notes, Series 2019	5.250	04/01/2028	05/10/2022	1,955	1,962	0.11
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000	11/15/2022	09/20/2002	100	101	0.01

				$16,310	$13,957	0.79%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)			FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	68	$(8,060)	$51	$0	$(69)

Total Futures Contracts				$51	$0	$(69)

Cash of $3,532 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance		$0	$0	$4,484	$4,484
Industrials		0	4,367	0	4,367
Municipal Bonds & Notes
Alabama		0	67,650	0	67,650
Alaska		0	12,749	0	12,749
Arizona		0	26,333	0	26,333
California		0	144,509	0	144,509
Colorado		0	48,695	0	48,695
Connecticut		0	30,670	0	30,670
Delaware		0	10,781	0	10,781
District of Columbia		0	13,209	0	13,209
Florida		0	46,171	0	46,171
Georgia		0	75,312	0	75,312
Idaho		0	2,288	0	2,288
Illinois		0	198,026	0	198,026
Indiana		0	21,867	0	21,867

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Iowa	0	19,259	0	19,259
Kansas	0	8,998	0	8,998
Kentucky	0	11,510	0	11,510
Louisiana	0	10,008	0	10,008
Maine	0	5,156	0	5,156
Maryland	0	14,993	0	14,993
Massachusetts	0	24,486	0	24,486
Michigan	0	20,286	0	20,286
Minnesota	0	8,419	0	8,419
Missouri	0	9,573	0	9,573
Nebraska	0	5,965	0	5,965
Nevada	0	13,800	0	13,800
New Jersey	0	62,481	0	62,481
New Mexico	0	7,683	0	7,683
New York	0	218,604	0	218,604
Ohio	0	47,982	0	47,982
Oklahoma	0	4,371	0	4,371
Oregon	0	22,031	0	22,031
Pennsylvania	0	69,375	0	69,375
Puerto Rico	0	93,299	0	93,299
South Carolina	0	6,291	0	6,291
Tennessee	0	20,535	0	20,535
Texas	0	99,956	0	99,956
U.S. Virgin Islands	0	1,540	0	1,540
Utah	0	9,709	0	9,709
Virginia	0	25,173	0	25,173
Washington	0	26,643	0	26,643
Wisconsin	0	44,097	0	44,097

	$0	$1,614,850	$4,484	$1,619,334
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$177,247	$0	$0	$177,247

Total Investments	$177,247	$1,614,850	$4,484	$1,796,581

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(96)	$0	$(96)

Total Financial Derivative Instruments	$0	$(96)	$0	$(96)

Totals	$177,247	$1,614,754	$4,484	$1,796,485

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.9% ¤
MUNICIPAL BONDS & NOTES 90.5%
ALABAMA 0.6%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013 0.000% due 10/01/2050 (c)	$1,000	$1,012
Montgomery, Alabama General Obligation Notes, Series 2021 5.000% due 12/01/2030	100	116

		1,128

ALASKA 0.5%
Alaska Housing Finance Corp. Revenue Bonds, Series 2020 5.000% due 12/01/2032	850	932

ARIZONA 1.1%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	313
5.000% due 07/01/2030	350	363
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018 5.000% due 07/01/2029	500	559
Tempe, Arizona Certificates of Participation Bonds, Series 2021 2.171% due 07/01/2033	1,000	821

		2,056

CALIFORNIA 5.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 1.360% (MUNIPSA) due 04/01/2056 ~	1,000	980
California Health Facilities Financing Authority Revenue Bonds, Series 2020 5.000% due 04/01/2034	750	814
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2034	750	754
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,625	1,423
California State University Revenue Notes, Series 2021 1.794% due 11/01/2030	1,500	1,256
City & County of San Francisco CA General Obligation Refunding Bonds, Series 2022 5.000% due 06/15/2033	1,000	1,181
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	240	235
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	925	877
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022 5.000% due 05/15/2035	2,085	2,345

		9,865

COLORADO 0.9%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015 5.000% due 03/01/2028	500	538
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016 5.000% due 12/01/2027	1,000	1,062

		1,600

CONNECTICUT 4.5%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	1,000	1,109
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2032	2,000	2,264
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2030	1,000	1,108
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	1,000	1,117
Connecticut State General Obligation Bonds, Series 2022 4.000% due 01/15/2034	1,500	1,545

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2030	1,000	1,117

		8,260

DISTRICT OF COLUMBIA 1.0%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2028	445	472
Metropolitan Washington Airports Authority Aviation Revenue, Series 2022 5.000% due 10/01/2032 (a)	1,250	1,403

		1,875

FLORIDA 6.9%
Escambia County, Florida Revenue Bonds, Series 2003 2.600% due 06/01/2023	1,000	1,007
Escambia County, Florida Revenue Bonds, Series 2019 2.000% due 11/01/2033	775	757
Florida Municipal Power Agency Revenue Bonds, Series 2015 5.000% due 10/01/2027	500	539
Florida Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 10/01/2031	1,000	1,155
Florida Municipal Power Agency Revenue Notes, Series 2019 5.000% due 10/01/2029	590	669
Florida State General Obligation Notes, Series 2022 5.000% due 07/01/2031	2,000	2,369
Greater Orlando Aviation Authority Revenue Bonds, Series 2015 5.000% due 10/01/2040	1,000	1,034
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022 5.000% due 10/01/2033	2,000	2,216
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,075
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	1,000	840
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2027 (b)	350	281
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.258% due 07/01/2025	750	702

		12,644

GEORGIA 5.7%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2036	2,000	1,987
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,250	1,247
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	1,000	1,004
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	400	384
Georgia State General Obligation Notes, Series 2022 5.000% due 07/01/2030 (a)	1,440	1,690
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 1.541% (US0001M) due 08/01/2048 ~	550	546
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2034	500	531
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2026	385	413
5.000% due 01/01/2031	525	582
5.000% due 01/01/2032	100	110
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2028	400	440
Municipal Electric Authority of Georgia Revenue Notes, Series 2020 5.000% due 01/01/2026	1,000	1,073
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2026	200	213
5.000% due 01/01/2027	200	216

		10,436

GUAM 0.5%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2024	850	884

ILLINOIS 6.9%
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	1,000	1,045
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2013 5.500% due 01/01/2034	965	977
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021 5.000% due 06/01/2028	500	550
Chicago, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	1,000	1,036
Chicago, Illinois General Obligation Notes, Series 2019 5.000% due 01/01/2028	1,000	1,063

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	500	516
Illinois Finance Authority Revenue Bonds, Series 2019 2.450% due 10/01/2039	1,000	905
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	1,990	2,041
Illinois State General Obligation Bonds, Series 2022 5.000% due 03/01/2026	1,000	1,064
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	575	587
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	1,000	1,127
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2027	500	554
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 0.000% due 06/15/2036 (b)	1,000	532
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	600	698

		12,695

INDIANA 1.7%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,000	987
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2031	750	852
Indiana Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 01/01/2035	120	132
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2030	500	563
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	508

		3,042

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	400	400

KENTUCKY 1.1%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	1,000	1,010
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,000	1,012

		2,022

LOUISIANA 0.6%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 5.000% due 02/01/2031	750	872
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	310	300

		1,172

MAINE 0.2%
Portland, Maine General Airport Revenue Bonds, Series 2019 5.000% due 01/01/2031	370	407

MARYLAND 3.3%
Baltimore County, Maryland General Obligation Bonds, Series 2022 5.000% due 03/01/2035	3,000	3,514
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 06/01/2035	450	427
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021 5.000% due 06/01/2029	250	267
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2035	1,510	1,777

		5,985

MASSACHUSETTS 1.7%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 1.410% (MUNIPSA) due 07/01/2038 ~	750	747
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	540
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	840	900

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Massachusetts State College Building Authority Revenue Notes, Series 2014 5.000% due 05/01/2024	1,000	1,027

		3,214

MICHIGAN 3.5%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,390	1,579
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 1.248% (US0003M) due 07/01/2032 ~	1,000	977
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 5.000% due 04/15/2030	2,000	2,289
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	500	527
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,000	1,060

		6,432

MINNESOTA 0.1%
Minnesota Municipal Gas Agency Revenue Bonds, Series 2022 4.000% due 12/01/2052	250	256

MISSISSIPPI 0.4%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	750	743

NEBRASKA 0.9%
Nebraska Public Power District Revenue Bonds, Series 2020 0.600% due 01/01/2051	1,600	1,575

NEW JERSEY 3.5%
New Jersey Economic Development Authority Revenue Notes, Series 2013 5.000% due 01/01/2024	570	586
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	2,250	2,413
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2036	1,000	996
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	750	815
Rutgers, The State University of New Jersey Revenue Bonds, Series 2013 5.000% due 05/01/2028	250	257
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016 5.000% due 01/01/2035	290	300
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2028	1,000	1,078

		6,445

NEW MEXICO 1.9%
New Mexico Finance Authority Revenue Bonds, Series 2013 5.000% due 06/01/2025	805	827
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	1,700	1,663
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	1,000	1,054

		3,544

NEW YORK 7.0%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	1,000	1,005
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,000	1,035
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,000	1,123
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2030	2,570	2,986
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 12/15/2026	1,000	1,014
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	1,000	1,062
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2034	1,500	1,515
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	966
The Genesee County Funding Corporation Tax-Exempt Revenue Bonds, Series 2022 5.000% due 12/01/2030	500	537
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	789

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

5.000% due 06/01/2027	750	795

		12,827

NORTH CAROLINA 2.6%
North Carolina Medical Care Commission Revenue Bonds, Series 2012 5.000% due 10/01/2027	1,200	1,211
North Carolina State Revenue Bonds, Series 2019 5.000% due 05/01/2030	500	571
State of North Carolina Build NC Revenue Bonds, Series 2022 5.000% due 05/01/2029	1,730	1,991
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2025	1,000	1,050

		4,823

OHIO 4.1%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2020 5.000% due 12/01/2035	850	911
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019 5.000% due 02/15/2031	320	358
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2035	1,000	1,071
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2020 5.000% due 01/01/2033	700	794
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	1,000	1,049
Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016 5.000% due 12/01/2026	750	832
Northeast Ohio Medical University Revenue Notes, Series 2021 5.000% due 12/01/2027	200	215
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	500	507
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013 5.000% due 12/01/2023	1,000	1,043
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2026	750	766

		7,546

OREGON 1.7%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 5.000% due 08/15/2032	600	649
Oregon Health & Science University Revenue Bonds, Series 2012 5.000% due 07/01/2026	575	575
Oregon State Facilities Authority Legacy Health Project Revenue Bonds, Series 2022 5.000% due 06/01/2030	1,700	1,899

		3,123

PENNSYLVANIA 5.4%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,000	1,086
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	500	533
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	1,000	1,114
Delaware River Joint Toll Bridge Commission, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2026	500	551
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013 5.000% due 01/01/2027	1,000	1,047
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	525	533
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2043	1,500	1,624
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2029	500	558
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.783% (US0001M) due 08/15/2048 ~	750	753
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2035	125	136
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 1.510% (MUNIPSA) due 12/01/2023 ~	1,000	1,000
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2027	250	267
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016 5.000% due 10/01/2026	660	721

		9,923

PUERTO RICO 1.9%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.168% (US0003M) due 07/01/2029 ~	345	358
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2027	1,250	1,376

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2031 (b)	1,682	1,141
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	700	659

		3,534

SOUTH DAKOTA 0.3%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2027	535	568

TENNESSEE 2.2%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2025	1,000	1,024
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,000	2,012
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,000	1,063

		4,099

TEXAS 6.3%
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013 5.000% due 07/15/2028	1,000	1,033
Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2019 5.000% due 02/15/2030	340	385
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012 5.000% due 12/01/2028	325	330
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2013 5.000% due 11/01/2027	500	504
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	690	695
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2028	390	430
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,000	1,102
Houston, Texas Combined Utility System Revenue Notes, Series 2017 5.000% due 11/15/2026	645	718
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2031	1,000	1,127
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	515	557
North Texas Tollway Authority Revenue Notes, Series 2016 5.000% due 01/01/2026	550	573
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 2.675% (US0003M) due 12/15/2026 ~	750	718
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	990	1,059
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021 5.000% due 12/15/2026	500	529
Texas State University System Revenue Bonds, Series 2017 5.000% due 03/15/2030	330	362
Texas Water Development Board Revenue Bonds, Series 2018 5.000% due 04/15/2030	1,000	1,136
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2028	375	424

		11,682

UTAH 0.3%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	552

VIRGINIA 0.6%
Virginia Public Building Authority Public Facilities Revenue Bonds, Series 2022 5.000% due 08/01/2033	1,000	1,156

WASHINGTON 3.5%
State of Washington General Obligation Refunding Bonds, Series 2022 4.000% due 07/01/2030	2,020	2,196
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.960% (MUNIPSA) due 01/01/2042 ~	1,000	1,002
Washington State General Obligation Bonds, Series 2021 4.000% due 08/01/2035	3,180	3,323

		6,521

WEST VIRGINIA 0.4%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	500	501

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	235	225

		726

WISCONSIN 1.1%
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2027	195	195
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2028 (b)	1,075	861
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2028	900	1,014

		2,070

Total Municipal Bonds & Notes (Cost $170,821)		166,762

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (d) 1.4%		2,593

Total Short-Term Instruments (Cost $2,593)		2,593

Total Investments in Securities (Cost $173,414)		169,355

	SHARES
INVESTMENTS IN AFFILIATES 9.1%
SHORT-TERM INSTRUMENTS 9.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%
PIMCO Short-Term Floating NAV Portfolio III	1,718,102	16,672

Total Short-Term Instruments (Cost $16,680)		16,672

Total Investments in Affiliates (Cost $16,680)		16,672

Total Investments 101.0% (Cost $190,094)		$186,027
Other Assets and Liabilities, net (1.0)%		(1,779)

Net Assets 100.0%		$184,248

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Zero coupon security.
	(c)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$2,593	U.S. Treasury Notes 3.000% due 06/30/2024		$(2,645)	$2,593	$2,593

Total Repurchase Agreements							$(2,645)	$2,593	$2,593

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$1,128	$0	$1,128
	Alaska				0	932	0	932
	Arizona				0	2,056	0	2,056
	California				0	9,865	0	9,865
	Colorado				0	1,600	0	1,600
	Connecticut				0	8,260	0	8,260
	District of Columbia				0	1,875	0	1,875
	Florida				0	12,644	0	12,644
	Georgia				0	10,436	0	10,436
	Guam				0	884	0	884
	Illinois				0	12,695	0	12,695
	Indiana				0	3,042	0	3,042
	Iowa				0	400	0	400
	Kentucky				0	2,022	0	2,022
	Louisiana				0	1,172	0	1,172
	Maine				0	407	0	407
	Maryland				0	5,985	0	5,985
	Massachusetts				0	3,214	0	3,214
	Michigan				0	6,432	0	6,432
	Minnesota				0	256	0	256
	Mississippi				0	743	0	743
	Nebraska				0	1,575	0	1,575
	New Jersey				0	6,445	0	6,445
	New Mexico				0	3,544	0	3,544
	New York				0	12,827	0	12,827
	North Carolina				0	4,823	0	4,823
	Ohio				0	7,546	0	7,546
	Oregon				0	3,123	0	3,123
	Pennsylvania				0	9,923	0	9,923
	Puerto Rico				0	3,534	0	3,534
	South Dakota				0	568	0	568
	Tennessee				0	4,099	0	4,099
	Texas				0	11,682	0	11,682
	Utah				0	552	0	552
	Virginia				0	1,156	0	1,156
	Washington				0	6,521	0	6,521
	West Virginia				0	726	0	726
	Wisconsin				0	2,070	0	2,070
Short-Term Instruments
	Repurchase Agreements				0	2,593	0	2,593

					$0	$169,355	$0	$169,355
Investments in Affiliates, at Value
Short-Term Instruments

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Central Funds Used for Cash Management Purposes	$16,672	$0	$0	$16,672

Total Investments	$16,672	$169,355	$0	$186,027

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO National Municipal Intermediate Value Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.2% ¤
MUNICIPAL BONDS & NOTES 86.1%
ALABAMA 0.8%
University of South Alabama Revenue Bonds, (BAM Insured), Series 2019 5.000% due 04/01/2035	$1,115	$1,238

ALASKA 0.8%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2034	1,015	1,129

ARKANSAS 0.9%
University of Arkansas Revenue Notes, Series 2020 5.000% due 12/01/2028	1,210	1,361

CALIFORNIA 4.1%
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2035	1,900	1,983
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 10/01/2032	1,230	1,296
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2031	1,605	1,788
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2029 (d)	1,070	1,126

		6,193

CONNECTICUT 2.8%
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 01/01/2028	1,475	1,661
Connecticut State General Obligation Bonds, Series 2015 5.000% due 11/15/2028	195	210
University of Connecticut Revenue Bonds, Series 2016 5.000% due 03/15/2030	2,200	2,368

		4,239

FLORIDA 3.5%
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2035	1,945	2,117
Orange County, Florida School Board Certificates of Participation Bonds, Series 2017 5.000% due 08/01/2028	1,600	1,801
St Johns County, Florida School Board Certificates of Participation Bonds, Series 2019 5.000% due 07/01/2034	1,130	1,270

		5,188

GEORGIA 1.0%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2014 5.000% due 01/01/2027	1,395	1,440

ILLINOIS 16.6%
Chicago Park District, Illinois General Obligation Bonds, Series 2013 5.000% due 01/01/2028	540	565
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2028	2,735	2,812
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,052
Cook County, Illinois Community Consolidated School District No 15 Palatine General Obligation Notes, Series 2016 5.000% due 12/01/2023	235	244
Cook County, Illinois Community Consolidated School District No 65 Evanston General Obligation Bonds, Series 2014 0.000% due 12/01/2032	1,000	635
Cook County, Illinois Community High School District No 218 Oak Lawn General Obligation Bonds, Series 2013 4.250% due 12/01/2024	635	655
Cook County, Illinois Community Unit School District No 401 Elmwood Park General Obligation Notes, Series 2021 4.000% due 12/01/2025	1,500	1,570
Cook County, Illinois School District No 111 Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	752
4.000% due 12/01/2030	1,020	1,054
Cook County, Illinois School District No 111 Burbank General Obligation Notes, (AGM Insured), Series 2016 4.000% due 12/01/2023	535	549

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2022 (Unaudited)

Du Page County, Illinois School District No 33 West Chicago General Obligation Bonds, Series 2015 4.000% due 12/01/2026	825	845
Illinois Finance Authority Revenue Bonds, Series 2013 5.000% due 11/15/2025	500	506
Illinois State Toll Highway Authority Revenue Bonds, Series 2014 5.000% due 01/01/2036	3,625	3,721
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2021 5.000% due 01/01/2030	3,300	3,667
University of Illinois Revenue Bonds, Series 2015 5.000% due 04/01/2030	700	737
Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019 4.000% due 01/01/2033	1,445	1,477
Village of Streamwood, Illinois General Obligation Bonds, Series 2019 5.000% due 12/01/2032	1,005	1,149
Will County, Illinois School District No 122 General Obligation Bonds, Series 2022 4.000% due 10/01/2033	1,430	1,483
Will County, Illinois School District No 86 Joliet General Obligation Notes, (BAM Insured), Series 2022 4.000% due 03/01/2029	1,135	1,203

		24,676

IOWA 1.7%
Waukee Community School District, Iowa Revenue Notes, Series 2017
4.000% due 06/01/2024	1,220	1,262
4.000% due 06/01/2025	1,270	1,319

		2,581

KENTUCKY 4.8%
Boone County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 04/01/2025	300	304
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2015
3.000% due 02/01/2025	425	430
3.000% due 02/01/2026	630	639
Jefferson County, Kentucky School District Finance Corp. Revenue Bonds, Series 2017 5.000% due 08/01/2028	1,000	1,095
Kenton County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 02/01/2026	280	283
Madison County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 5.000% due 05/01/2023	630	647
Oldham County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016 4.000% due 09/01/2027	1,000	1,068
Owen County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 4.000% due 04/01/2026	1,270	1,340
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2016 4.000% due 05/01/2027	1,320	1,380

		7,186

LOUISIANA 4.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, (BAM Insured), Series 2017
5.000% due 10/01/2024	2,075	2,194
5.000% due 10/01/2027	2,250	2,507
St Martin Parish School Board, Louisiana General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2028	1,080	1,203

		5,904

MARYLAND 1.0%
Baltimore County, Maryland General Obligation Bonds, Series 2014 4.000% due 02/01/2033	1,425	1,445

MICHIGAN 7.9%
Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2028	175	192
Bellevue Community Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2031	1,065	1,163
Central Michigan University Revenue Notes, Series 2016 5.000% due 10/01/2024	350	370
Charles Stewart Mott Community College, Michigan General Obligation Notes, (BAM Insured), Series 2016 3.000% due 05/01/2024	225	228
Durand Area Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2015
5.000% due 05/01/2028	1,215	1,306
5.000% due 05/01/2029	1,225	1,314
Fremont Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2019 5.000% due 05/01/2034	1,000	1,110
L'Anse Creuse Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2025	695	749
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2033	1,975	2,041
Oakland University, Michigan Revenue Bonds, Series 2016 5.000% due 03/01/2029	1,000	1,079

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2022 (Unaudited)

Rochester Community School District, Michigan General Obligation Bonds, Series 2016 5.000% due 05/01/2032	2,075	2,266

		11,818

MINNESOTA 1.8%
Cass Lake-Bena Independent School District No 115, Minnesota General Obligation Notes, Series 2019 5.000% due 02/01/2027	1,440	1,600
Minnesota Housing Finance Agency Revenue Bonds, Series 2015 5.000% due 08/01/2036	1,000	1,048

		2,648

MISSOURI 1.1%
Greene County, Missouri Certificates of Participation Bonds, Series 2018 5.000% due 09/01/2034	1,185	1,297
Missouri Joint Municipal Electric Utility Commission Revenue Notes, Series 2014 5.000% due 01/01/2024	300	313

		1,610

NEVADA 2.8%
Clark County, Nevada General Obligation Bonds, Series 2018 5.000% due 06/01/2034	2,225	2,453
Clark County, Nevada School District General Obligation Notes, Series 2022 5.000% due 06/15/2028 (a)	1,500	1,688

		4,141

NEW JERSEY 1.7%
New Jersey Turnpike Authority Revenue Bonds, Series 2014 4.000% due 01/01/2035	2,555	2,560

NEW YORK 4.0%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2030	215	218
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2033	1,000	1,106
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 5.000% due 06/15/2035	1,600	1,681
New York State Dormitory Authority Revenue Notes, Series 2021 5.000% due 03/15/2029	1,450	1,646
Trust for Cultural Resources of The City of New York Revenue Bonds, Series 2014 5.000% due 07/01/2034	1,300	1,362

		6,013

OHIO 2.0%
Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019 4.000% due 03/01/2035	1,225	1,268
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured), Series 2015
4.000% due 12/01/2023	200	206
4.000% due 12/01/2024	200	208
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured),Series 2015 4.000% due 12/01/2025	215	226
Warren City School District, Ohio General Obligation Bonds, Series 2020 4.000% due 12/01/2030	1,000	1,053

		2,961

OREGON 1.0%
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 06/01/2036 (d)	1,685	1,499

PENNSYLVANIA 7.4%
Avon Grove School District Chester County, Pennsylvania General Obligation Bonds, Series 2022 4.000% due 11/15/2036	1,000	1,016
Cameron County, Pennsylvania School District General Obligation Notes, (BAM Insured), Series 2016 2.000% due 09/01/2022	1,025	1,025
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2028	1,095	1,205
Commonwealth of Pennsylvania General Obligation Bonds, Series 2015 5.000% due 08/15/2031	2,000	2,118
Commonwealth of Pennsylvania General Obligation Bonds, Series 2017 4.000% due 01/01/2029	1,220	1,279
Mid Valley School District, Pennsylvania General Obligation Notes, (BAM Insured), Series 2020 4.000% due 03/15/2025	1,315	1,374
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2032	2,585	2,786

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2022 (Unaudited)

Pennsylvania Turnpike Commission Revenue Notes, Series 2015 5.000% due 12/01/2025	200	218

		11,021

RHODE ISLAND 0.7%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2016 5.000% due 09/15/2030	900	984

SOUTH CAROLINA 0.7%
South Carolina Ports Authority Revenue Bonds, Series 2018 5.000% due 07/01/2034	1,025	1,094

SOUTH DAKOTA 0.7%
South Dakota Board of Regents Revenue Bonds, Series 2017 5.000% due 04/01/2032	1,010	1,108

TEXAS 8.8%
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2012 5.000% due 11/15/2037	1,970	1,989
Brazoria-Fort Bend County, Texas Municipal Utility District No 1 General Obligation Notes, (BAM Insured), Series 2016 3.000% due 09/01/2023	845	852
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2014 5.250% due 11/01/2027	500	515
Dallas, Texas Hotel Occupancy Tax Revenue Bonds, Series 2021 4.000% due 08/15/2036	2,850	2,915
Denton County, Texas Fresh Water Supply District No 10 General Obligation Notes, (BAM Insured), Series 2017 3.000% due 09/01/2024	1,245	1,263
Harris County, Texas Municipal Utility District No 383 General Obligation Notes, (BAM Insured), Series 2015
3.000% due 09/01/2024	235	237
3.000% due 09/01/2025	235	237
Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2026	870	882
3.000% due 09/01/2027	860	868
Lower Colorado River Authority, Texas Revenue Bonds, Series 2013 5.000% due 05/15/2039	2,400	2,444
Reagan County, Texas Independent School District General Obligation Bonds, (PSF Insured), Series 2012 3.000% due 02/15/2023	330	330
Travis County Water Control & Improvement District No 17, Texas General Obligation Notes, (BAM Insured), Series 2016 3.000% due 11/01/2025	590	595

		13,127

UTAH 0.7%
University of Utah Revenue Bonds, Series 2022 4.000% due 08/01/2036	1,000	1,023

VERMONT 0.1%
Vermont Housing Finance Agency Revenue Notes, Series 2016 1.950% due 05/01/2023	130	130

WASHINGTON 0.3%
Grant County, Washington Public Utility District No 2 Revenue Notes, Series 2015 5.000% due 01/01/2026	395	430

WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/01/2026	560	563

WISCONSIN 2.0%
Clinton Community School District, Wisconsin General Obligation Notes, Series 2021 4.000% due 03/01/2029	1,210	1,289
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2017 5.000% due 04/01/2027	1,500	1,671

		2,960

Total Municipal Bonds & Notes (Cost $132,865)		128,270

	SHARES
SHORT-TERM INSTRUMENTS 4.1%
MUTUAL FUNDS 0.2%
Fidelity Investments Money Market Government Portfolio, Class I 1.410% (e)	291,266	291

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2022 (Unaudited)

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.3%
0.812% due 07/12/2022 (b)(c)	2,000	1,999

U.S. TREASURY CASH MANAGEMENT BILLS 2.6%
2.106% due 10/25/2022 (b)(c)	3,900	3,875

Total Short-Term Instruments (Cost $6,165)		6,165

Total Investments in Securities (Cost $139,030)		134,435

	SHARES
INVESTMENTS IN AFFILIATES 10.0%
SHORT-TERM INSTRUMENTS 10.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.0%
PIMCO Short-Term Floating NAV Portfolio III	1,536,881	14,914

Total Short-Term Instruments (Cost $14,919)		14,914

Total Investments in Affiliates (Cost $14,919)		14,914

Total Investments 100.2% (Cost $153,949)		$149,349
Other Assets and Liabilities, net (0.2)%		(329)

Net Assets 100.0%		$149,020

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				When Issued security.
(b)				Zero coupon security.
(c)				Coupon represents a yield to maturity.
(d)				Security becomes interest bearing at a future date.
(e)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,238	$0	$1,238
Alaska	0	1,129	0	1,129
Arkansas	0	1,361	0	1,361
California	0	6,193	0	6,193
Connecticut	0	4,239	0	4,239
Florida	0	5,188	0	5,188
Georgia	0	1,440	0	1,440
Illinois	0	24,676	0	24,676
Iowa	0	2,581	0	2,581
Kentucky	0	7,186	0	7,186
Louisiana	0	5,904	0	5,904
Maryland	0	1,445	0	1,445
Michigan	0	11,818	0	11,818
Minnesota	0	2,648	0	2,648
Missouri	0	1,610	0	1,610
Nevada	0	4,141	0	4,141
New Jersey	0	2,560	0	2,560
New York	0	6,013	0	6,013
Ohio	0	2,961	0	2,961
Oregon	0	1,499	0	1,499
Pennsylvania	0	11,021	0	11,021
Rhode Island	0	984	0	984
South Carolina	0	1,094	0	1,094
South Dakota	0	1,108	0	1,108
Texas	0	13,127	0	13,127
Utah	0	1,023	0	1,023
Vermont	0	130	0	130
Washington	0	430	0	430
West Virginia	0	563	0	563
Wisconsin	0	2,960	0	2,960
Short-Term Instruments
Mutual Funds	291	0	0	291
U.S. Treasury Bills	0	1,999	0	1,999
U.S. Treasury Cash Management Bills	0	3,875	0	3,875

	$291	$134,144	$0	$134,435
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,914	$0	$0	$14,914

Total Investments	$15,205	$134,144	$0	$149,349

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.2% ¤
MUNICIPAL BONDS & NOTES 97.0%
ALABAMA 2.3%
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	$2,150	$2,288
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	1,525	1,540
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,185	2,177
Water Works Board of the City of Birmingham, Alabama Revenue Bonds, Series 2013 5.000% due 01/01/2043	1,000	1,017

		7,022

ARIZONA 0.8%
Town of Queen Creek AZ Excise Tax Revenue Bound, Series 2022 5.000% due 08/01/2047	2,090	2,326

ARKANSAS 1.4%
University of Arkansas Revenue Bonds, Series 2022 5.000% due 04/01/2052	4,000	4,283

CALIFORNIA 5.3%
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	130	130
California State General Obligation Bonds, Series 2022 5.000% due 04/01/2042	1,000	1,079
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 11/01/2037	2,875	2,909
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,185	2,286
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (a)	1,000	765
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2013 5.000% due 06/01/2029	1,450	1,494
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007 1.639% (US0003M) due 09/01/2027 ~	1,000	1,000
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022 5.000% due 05/15/2047	5,775	6,272

		15,935

COLORADO 3.6%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	2,500	2,632
Northern Colorado Water Conservancy District Certificates Of Participation, Series 2022 5.250% due 07/01/2052	2,100	2,303
University of Colorado Hospital Authority Revenue Bonds, Series 2012 5.000% due 11/15/2042	5,850	5,905

		10,840

CONNECTICUT 7.7%
Connecticut Special Tax State Revenue Bonds, Series 2014
5.000% due 09/01/2032	4,700	4,912
5.000% due 09/01/2034	2,425	2,530
Connecticut Special Tax State Revenue Bonds, Series 2015 5.000% due 08/01/2032	1,000	1,063
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2036	1,000	1,081
5.000% due 10/01/2037	5,710	6,210
5.000% due 01/01/2038	2,340	2,519
5.000% due 10/01/2038	4,370	4,744

		23,059

DISTRICT OF COLUMBIA 1.2%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, Series 2017 5.000% due 10/01/2042	3,475	3,633

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2022 (Unaudited)

FLORIDA 3.3%
City of Pinellas Park FL Revenue Bonds, Series 2022 5.000% due 09/01/2049	2,200	2,408
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015 5.000% due 10/01/2038	5,525	5,676
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2012 5.000% due 07/01/2042	1,875	1,875

		9,959

GEORGIA 1.0%
Coweta County Public Facilities Authority Revenue Bonds,Series 2022 5.000% due 09/01/2047	1,000	1,118
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2022 4.000% due 09/01/2052	2,000	1,986

		3,104

HAWAII 1.5%
Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011 4.950% due 04/01/2029	4,425	4,511

ILLINOIS 16.7%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2032	2,465	2,569
5.000% due 01/01/2046	1,340	1,362
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2033	1,000	1,054
5.000% due 01/01/2036	2,925	3,060
5.000% due 01/01/2041	5,665	5,867
Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.500% due 01/01/2033	525	553
5.750% due 01/01/2038	3,000	3,171
Chicago Park District, Illinois General Obligation Bonds, Series 2015 5.000% due 01/01/2040	1,975	2,046
Chicago Transit Authority, Illinois Revenue Bonds, Series 2014 5.250% due 12/01/2049	1,210	1,245
Illinois Development Finance Authority Revenue Bonds, Series 1991 0.000% due 07/15/2025 (a)	6,595	6,117
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2045	3,500	3,627
Illinois Finance Authority Revenue Bonds, Series 2021 5.000% due 08/15/2036	1,350	1,485
Illinois Finance Authority Revenue Bonds, Series 2022 5.000% due 08/15/2047	1,775	1,896
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	3,230	3,363
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	2,200	2,311
University of Illinois Revenue Bonds, Series 2013 5.000% due 04/01/2026	3,310	3,373
University of Illinois Revenue Bonds, Series 2014
5.000% due 04/01/2039	900	925
5.000% due 04/01/2044	3,900	3,998
Will County, Illinois General Obligation Bonds, Series 2016 5.000% due 11/15/2033	1,000	1,092
Will Grundy Etc Counties Community College District No 525, Illinois General Obligation Bonds, Series 2013 5.250% due 06/01/2036	825	865

		49,979

LOUISIANA 0.7%
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGM Insured), Series 2015 5.000% due 01/01/2032	1,000	1,035
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015 5.000% due 01/01/2040	1,000	1,020

		2,055

MAINE 1.8%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2022 5.500% due 07/01/2050	5,000	5,426

MARYLAND 0.2%
Montgomery County, Maryland Housing Opportunities Commission Revenue Bonds, Series 2005 5.000% due 07/01/2031	625	654

MASSACHUSETTS 1.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2015 5.000% due 07/01/2045	2,825	2,960

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2022 (Unaudited)

Massachusetts Port Authority Revenue Bonds, Series 2019 5.000% due 07/01/2034	1,000	1,081

		4,041

MICHIGAN 4.3%
Holly Area School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2044	3,240	3,565
Lansing School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2046	3,650	3,976
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	2,430	2,576
Warren Consolidated Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2040	2,650	2,846

		12,963

MISSOURI 2.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds, Series 2019 5.000% due 10/01/2044	2,225	2,432
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019 5.000% due 03/01/2037	2,930	3,090
Orchard Farm R-V School District, Missouri Certificates of Participation Bonds, Series 2022 5.500% due 04/01/2047	3,000	3,238

		8,760

NEW JERSEY 0.4%
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.000% due 06/15/2044	1,000	1,037

NEW YORK 12.9%
Long Island Power Authority, New York Revenue Bonds, Series 2012 5.000% due 09/01/2026	1,000	1,005
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2012 5.000% due 07/15/2026	2,250	2,255
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 5.000% due 02/01/2042	320	321
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 05/01/2034	5,035	5,133
5.000% due 05/01/2042	1,000	1,012
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.000% due 02/01/2047	2,535	2,765
New York City, General Obligation Bonds, Series 2016 5.000% due 08/01/2038	2,800	2,986
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 5.000% due 05/01/2052	2,500	2,594
New York State Dormitory Authority Revenue Bonds, Series 2014 5.000% due 03/15/2036	4,915	5,126
New York State Dormitory Authority School Districts Financing Program Revenue Bonds, (BAM Insured), Series 2022 5.000% due 10/01/2036	3,000	3,324
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.000% due 10/15/2044	4,250	4,361
Schenectady County Capital Resource Corp. Union College Project Revenue Bonds Series 2022 5.250% due 07/01/2052	1,000	1,086
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds Revenue Bonds, Series 2022 5.000% due 05/15/2047	4,855	5,369
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2013 5.000% due 12/15/2041	1,170	1,213

		38,550

NORTH CAROLINA 1.5%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013 5.000% due 01/15/2039	4,450	4,525

OHIO 3.0%
Brecksville-Broadview Heights City School District, Ohio General Obligation Bonds, Series 2018 5.000% due 12/01/2045	1,000	1,044
Brunswick City School District, Ohio General Obligation Bonds, Series 2018 5.250% due 12/01/2048	3,000	3,098
Lake Local School District/Wood County, Ohio General Obligation Bonds, Series 2022 4.000% due 12/01/2051	1,500	1,414
Ohio University Revenue Bonds, Series 2013 5.000% due 12/01/2043	3,290	3,338

		8,894

OKLAHOMA 1.0%
Oklahoma Water Resources Board State Loan Program Revenue Bonds, Series 2022 5.000% due 10/01/2047	2,500	2,832

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2022 (Unaudited)

OREGON 1.1%
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 06/01/2042 (b)	3,775	3,270

PENNSYLVANIA 10.6%
Altoona Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 12/01/2039	2,375	2,560
Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018 5.000% due 07/01/2043	3,200	3,464
Dallastown Area School District General Obligation Bonds, Series 2022
5.000% due 03/15/2040	1,750	1,907
5.000% due 03/15/2041	1,750	1,903
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 5.000% due 07/01/2044	2,550	2,693
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	645	659
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2039	1,000	1,040
5.000% due 12/01/2044	6,465	6,668
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,044
5.000% due 12/01/2045	3,750	3,901
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2041	2,600	2,727
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2042	2,050	2,182
5.000% due 12/01/2047	1,000	1,058

		31,806

TEXAS 5.1%
Austin, Texas Airport System Revenue Bonds, Series 2022 5.250% due 11/15/2047	1,725	1,864
Brownsville, Texas General Obligation Bonds, Series 2018 5.000% due 02/15/2043	1,000	1,051
City of Georgetown TX Utility System Revenue Bonds, (AGM Insured), Series 2022 5.000% due 08/15/2042	4,000	4,396
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 07/01/2052	2,500	2,637
Lower Colorado River Authority, Texas Revenue Bonds, Series 2013 5.000% due 05/15/2027	1,195	1,222
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,345	2,498
Palacios Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 4.000% due 02/15/2051	1,500	1,491

		15,159

UTAH 2.4%
Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2022 5.000% due 07/01/2043	1,000	1,114
Salt Lake City, Utah Airport Revenue Bonds, Series 2021 5.000% due 07/01/2037	1,000	1,077
South Utah Valley Solid Waste District Revenue Bonds, Series 2022 5.000% due 04/15/2047	1,450	1,591
Utah County, Utah Revenue Bonds, Series 2014 5.000% due 05/15/2045	3,445	3,541

		7,323

VIRGINIA 0.9%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007 4.750% due 04/01/2038	2,775	2,785

WASHINGTON 2.0%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998 4.750% due 02/01/2028	1,500	1,579
Port of Seattle, Washington Revenue Bonds, Series 2017 5.000% due 05/01/2042	4,000	4,267

		5,846

Total Municipal Bonds & Notes (Cost $290,865)		290,577

	SHARES
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
Fidelity Investments Money Market Government Portfolio, Class I 1.410% (c)	724,386	724

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $724)		724

Total Investments in Securities (Cost $291,589)		291,301

INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III	498,022	4,833

Total Short-Term Instruments (Cost $4,834)		4,833

Total Investments in Affiliates (Cost $4,834)		4,833

Total Investments 98.8% (Cost $296,423)		$296,134
Other Assets and Liabilities, net 1.2%		3,469

Net Assets 100.0%		$299,603

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$7,022	$0	$7,022
Arizona	0	2,326	0	2,326
Arkansas	0	4,283	0	4,283
California	0	15,935	0	15,935
Colorado	0	10,840	0	10,840
Connecticut	0	23,059	0	23,059
District of Columbia	0	3,633	0	3,633
Florida	0	9,959	0	9,959
Georgia	0	3,104	0	3,104
Hawaii	0	4,511	0	4,511
Illinois	0	49,979	0	49,979
Louisiana	0	2,055	0	2,055
Maine	0	5,426	0	5,426
Maryland	0	654	0	654
Massachusetts	0	4,041	0	4,041
Michigan	0	12,963	0	12,963
Missouri	0	8,760	0	8,760
New Jersey	0	1,037	0	1,037
New York	0	38,550	0	38,550
North Carolina	0	4,525	0	4,525
Ohio	0	8,894	0	8,894
Oklahoma	0	2,832	0	2,832
Oregon	0	3,270	0	3,270
Pennsylvania	0	31,806	0	31,806
Texas	0	15,159	0	15,159
Utah	0	7,323	0	7,323
Virginia	0	2,785	0	2,785
Washington	0	5,846	0	5,846
Short-Term Instruments
Mutual Funds	724	0	0	724

	$724	$290,577	$0	$291,301
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,833	$0	$0	$4,833

Total Investments	$5,557	$290,577	$0	$296,134

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO New York Municipal Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.8% ¤
MUNICIPAL BONDS & NOTES 95.5%
ALABAMA 0.8%
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2027	$4,000	$4,255

CALIFORNIA 0.6%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.850% due 06/01/2031	725	710
2.587% due 06/01/2029	3,000	2,668

		3,378

FLORIDA 0.1%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2038 (b)	1,000	487

ILLINOIS 2.8%
Chicago, Illinois General Obligation Bonds, Series 2014 5.250% due 01/01/2029	1,000	1,021
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	1,240	1,320
6.000% due 01/01/2038	1,000	1,074
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	2,730	2,800
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	1,940
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2023	4,735	4,840
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	2,000	2,058

		15,053

IOWA 0.3%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	1,400	1,399

KENTUCKY 0.5%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	2,500	2,531

LOUISIANA 0.4%
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.100% due 12/01/2040	1,800	1,992

MICHIGAN 0.5%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 1.248% (US0003M) due 07/01/2032 ~	2,500	2,442

MINNESOTA 0.7%
Minnesota Municipal Gas Agency Revenue Bonds, Series 2022 4.000% due 12/01/2052	3,500	3,589

NEW JERSEY 1.1%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	5,500	5,898

NEW YORK 81.7%
Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2038	3,750	4,253
5.000% due 11/01/2040	1,000	1,129
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	2,200	2,004
Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	1,000	1,010
5.000% due 04/01/2031	1,875	2,099
5.000% due 04/01/2033	1,100	1,223

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Broome County, New York Local Development Corp. Revenue Notes, (AGM Insured), Series 2020 5.000% due 04/01/2030	1,000	1,135
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	604
5.000% due 08/01/2040	500	541
Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	1,500	1,515
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	424
5.000% due 08/01/2036	500	528
5.000% due 11/01/2047 (c)	4,000	4,599
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	$6,000	5,987
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	465
5.000% due 07/01/2044	1,000	1,057
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,293
5.000% due 07/01/2035	1,100	1,183
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	326
5.000% due 09/15/2027	275	298
5.000% due 09/15/2028	275	298
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,000	1,050
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021 4.000% due 02/15/2037	2,750	2,718
Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	500	546
5.000% due 09/01/2042	2,000	2,169
Long Island Power Authority, New York Revenue Bonds, Series 2020
5.000% due 09/01/2032	1,400	1,590
5.000% due 09/01/2033	1,100	1,244
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 1.818% (SOFRRATE) due 11/01/2032 ~	1,500	1,450
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 1.261% (US0001M) due 11/01/2041 ~	2,000	1,993
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 5.000% due 11/15/2032	2,500	2,550
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2046	2,000	2,045
5.250% due 11/15/2056	3,900	4,017
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	7,475	7,603
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,500	1,549
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 10/01/2047	2,130	1,938
5.000% due 12/01/2046	1,000	1,010
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300	1,188
4.000% due 12/01/2046	2,570	2,231
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017 5.000% due 05/01/2031	1,500	1,652
Monroe County, New York Industrial Development Agency Revenue Notes, Series 2018 5.000% due 05/01/2028	1,000	1,132
Nassau County, New York General Obligation Bonds, Series 2016 5.000% due 04/01/2038	2,500	2,685
Nassau County, New York General Obligation Notes, Series 2017 5.000% due 10/01/2027	2,500	2,807
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	6,000	6,213
New York City Housing Development Corp. Revenue Bonds, Series 2015 4.350% due 11/01/2048	1,000	998
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	2,000	1,983
New York City Housing Development Corp. Revenue Bonds, Series 2020 1.125% due 05/01/2060	2,500	2,405
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	1,000	883
New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020 4.000% due 03/01/2032	2,780	2,872
New York City Industrial Development Agency, New York Revenue Bonds, Series 2020 4.000% due 03/01/2045	3,800	3,487
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 4.000% due 03/01/2031	4,000	4,154
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2030	2,005	2,222
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	4,790
5.000% due 07/15/2035	2,500	2,734
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 11/01/2042	2,000	2,035
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015 5.000% due 11/01/2026	2,500	2,708

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 02/01/2030	1,000	1,081
5.000% due 08/01/2032	1,000	1,081
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042	2,545	2,511
5.000% due 11/01/2033	5,180	5,623
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
0.650% due 08/01/2042	5,000	5,000
5.000% due 05/01/2037	2,500	2,707
5.000% due 05/01/2038	2,500	2,704
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2039	7,000	6,992
5.000% due 11/01/2035	3,500	3,857
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021 4.000% due 08/01/2036	3,000	3,021
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
4.000% due 08/01/2048 (a)	500	484
5.250% due 08/01/2040 (a)	10,000	11,349
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2019
5.000% due 12/01/2030	300	343
5.000% due 12/01/2031	250	285
5.000% due 12/01/2032	300	341
5.000% due 12/01/2033	300	340
5.000% due 12/01/2034	575	651
5.000% due 12/01/2035	350	395
5.000% due 12/01/2036	400	450
5.000% due 12/01/2037	275	309
5.000% due 12/01/2038	300	336
5.000% due 12/01/2039	250	279
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2020
5.000% due 12/01/2031	2,000	2,292
5.000% due 12/01/2032	2,250	2,560
New York City Water & Sewer System, New York Revenue Bonds, Series 2006 0.600% due 06/15/2038	1,690	1,690
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 0.650% due 06/15/2050	1,300	1,300
New York City Water & Sewer System, New York Revenue Bonds, Series 2016 4.000% due 06/15/2046	2,425	2,375
New York City Water & Sewer System, New York Revenue Bonds, Series 2018 5.000% due 06/15/2040	2,700	2,916
New York City Water & Sewer System, New York Revenue Notes, Series 2020 5.000% due 06/15/2030	1,500	1,743
New York City, General Obligation Bonds, Series 2016 4.000% due 12/01/2043	1,000	977
New York City, General Obligation Bonds, Series 2018 0.620% due 12/01/2047	1,285	1,285
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021 5.000% due 06/15/2032	5,000	5,815
New York City, New York Water & Sewer System Revenue Notes, Series 2021 5.000% due 06/15/2028	2,500	2,773
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	480
5.000% due 11/15/2029	1,000	1,068
5.000% due 11/15/2045	2,000	2,075
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	5,000	982
0.000% due 06/01/2055 (b)	16,875	1,115
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	6,375	7,163
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	6,000	5,858
New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	1,893
2.800% due 09/15/2069	2,000	1,808
New York Liberty Development Corp. Revenue Notes, Series 2021 1.900% due 11/15/2031	2,000	1,636
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	2,600	2,440
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	3,000	2,887
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 5.000% due 05/01/2052	2,000	2,075
New York State Dormitory Authority Revenue Bonds, Series 2008 0.920% due 07/01/2039	5,500	5,500
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 12/15/2026	4,000	4,056
New York State Dormitory Authority Revenue Bonds, Series 2013 5.000% due 03/15/2028	3,000	3,073
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,055
5.000% due 07/01/2050	1,285	1,318
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,185
5.000% due 02/15/2038	1,600	1,716
5.000% due 07/01/2038	1,000	1,085
5.000% due 07/01/2043	1,530	1,646

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2036	4,500	4,158
4.000% due 07/01/2041	2,000	1,983
5.000% due 03/15/2041	3,500	3,766
5.000% due 07/01/2048	1,675	1,836
5.000% due 10/01/2048	1,500	1,775
5.250% due 03/15/2038	3,500	3,908
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2039	5,000	5,367
5.000% due 03/15/2041	2,000	2,138
5.000% due 03/15/2042	6,000	6,401
5.000% due 03/15/2043	3,275	3,485
5.000% due 05/01/2048	5,000	5,258
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	3,000	3,029
4.000% due 03/15/2035	5,000	5,021
4.000% due 02/15/2039	3,635	3,583
4.000% due 02/15/2047	3,400	3,312
4.000% due 07/01/2050	3,500	3,172
4.000% due 07/01/2053	8,675	8,134
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049 (a)	1,250	1,157
5.000% due 03/15/2041	3,000	3,337
5.000% due 07/15/2042 (a)	1,000	1,018
New York State Dormitory Authority Revenue Notes, Series 2018 5.000% due 10/01/2028	2,000	2,304
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	4,000	3,863
New York State Environmental Facilities Corp. Revenue Bonds, Series 2018 5.000% due 06/15/2043	2,500	2,733
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
2.750% due 09/01/2050	3,350	3,178
4.000% due 06/15/2045	1,000	988
New York State Environmental Facilities Corp. Revenue Notes, Series 2021 5.000% due 02/15/2027	245	275
New York State Housing Finance Agency Revenue Bonds, Series 2021 1.000% due 11/01/2061	4,000	3,654
New York State Thruway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2051	3,000	3,144
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	997
New York State Urban Development Corp. Revenue Bonds, Series 2017 4.000% due 03/15/2046	1,560	1,508
New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2039	2,875	3,112
5.000% due 03/15/2041	1,000	1,083
New York State Urban Development Corp. Revenue Bonds, Series 2020 5.000% due 03/15/2044	2,500	2,708
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2034	1,000	1,014
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.250% due 08/01/2031	2,815	2,934
5.375% due 08/01/2036	1,500	1,598
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 10/31/2046	3,500	2,960
New York Transportation Development Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2032	4,000	4,218
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	4,000	4,093
New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	2,000	1,945
5.000% due 12/01/2028	750	799
5.000% due 12/01/2029	1,345	1,444
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	855	855
Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,000	1,938
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2049	4,015	3,723
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.000% due 11/15/2041	1,620	1,690
Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2038	4,000	4,408
5.000% due 09/01/2048	4,000	4,362
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 5.000% due 09/01/2039	2,500	2,741
Saratoga County, New York Capital Resources Corp. Revenue Bonds, Series 2018
5.000% due 07/01/2037	525	566
5.000% due 07/01/2038	300	323
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 4.625% due 11/01/2031	1,250	1,094
Suffolk County, New York General Obligation Notes, (AGM Insured), Series 2019 4.000% due 10/15/2029	5,125	5,401
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	23,790	2,455

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

The Genesee County Funding Corporation Tax-Exempt Revenue Bonds, Series 2022 5.000% due 12/01/2034	325	341
Town of Hempstead, New York General Obligation Notes, Series 2021 5.000% due 06/15/2028	1,025	1,170
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018 5.000% due 11/15/2044	4,435	4,770
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019 5.000% due 11/15/2043	4,000	4,345
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020 5.000% due 11/15/2054	4,000	4,279
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
2.000% due 05/15/2045	4,535	4,478
5.000% due 05/15/2051	4,000	4,370
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 4.000% due 05/15/2051	3,500	3,357
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2033	2,500	2,707
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,000	3,951
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	3,000	3,180
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2053	1,000	744

		433,239

PUERTO RICO 5.4%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	4,591	2,290
0.000% due 11/01/2051	4,760	2,053
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	1,535	864
4.000% due 07/01/2033	516	474
4.000% due 07/01/2035	464	417
4.000% due 07/01/2037	398	353
5.750% due 07/01/2031	544	596
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (b)	266	243
5.625% due 07/01/2027	570	607
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.168% (US0003M) due 07/01/2029 ~	1,970	2,043
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2026	4,000	4,352
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2046 (b)	21,225	5,735
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,000	941
4.784% due 07/01/2058	8,220	7,872

		28,840

U.S. VIRGIN ISLANDS 0.6%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Notes, Series 2022 5.000% due 10/01/2028	3,000	3,089

Total Municipal Bonds & Notes (Cost $524,071)		506,192

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (d) 0.1%		660

MUNICIPAL BONDS & NOTES 1.2%
Middletown, New York General Obligation Notes, Series 2021 1.000% due 08/25/2022	$2,000	1,998

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Onondaga Central School District, New York General Obligation Notes, Series 2021 1.250% due 07/29/2022	4,500	4,499

Total Municipal Bonds & Notes (Cost $6,506)		6,497

Total Short-Term Instruments (Cost $7,166)		7,157

Total Investments in Securities (Cost $531,237)		513,349

	SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	2,451,024	23,785

Total Short-Term Instruments (Cost $23,794)		23,785

Total Investments in Affiliates (Cost $23,794)		23,785

Total Investments 101.3% (Cost $555,031)		$537,134
Financial Derivative Instruments (e)(h) (0.1)%(Cost or Premiums, net $0)		(393)
Other Assets and Liabilities, net (1.2)%		(6,641)

Net Assets 100.0%		$530,100

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.
	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						When-issued security.
	(b)						Zero coupon security.
	(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$660	U.S. Treasury Notes 3.000% due 06/30/2024		$(673)	$660	$660

Total Repurchase Agreements							$(673)	$660	$660

	(1)						Includes accrued interest.

	(e)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description	Expiration Month			# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2022			387		$(45,872)	$299	$0	$(393)

Total Futures Contracts							$299	$0	$(393)

Cash of $962 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$4,255	$0	$4,255
	California				0	3,378	0	3,378
	Florida				0	487	0	487
	Illinois				0	15,053	0	15,053
	Iowa				0	1,399	0	1,399
	Kentucky				0	2,531	0	2,531
	Louisiana				0	1,992	0	1,992
	Michigan				0	2,442	0	2,442
	Minnesota				0	3,589	0	3,589
	New Jersey				0	5,898	0	5,898
	New York				0	433,239	0	433,239
	Puerto Rico				0	28,840	0	28,840
	U.S. Virgin Islands				0	3,089	0	3,089
Short-Term Instruments
	Repurchase Agreements				0	660	0	660
	Municipal Bonds & Notes				0	6,497	0	6,497

					$0	$513,349	$0	$513,349
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$23,785	$0	$0	$23,785

Total Investments					$23,785	$513,349	$0	$537,134

Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Exchange-traded or centrally cleared	$0	$(393)	$0	$(393)

Total Financial Derivative Instruments	$0	$(393)	$0	$(393)

Totals	$23,785	$512,956	$0	$536,741

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
AllSpring Buyer LLC 5.563% (LIBOR03M + 3.250%) due 11/01/2028 ~		$3,628	$3,483

Total Loan Participations and Assignments (Cost $3,609)			3,483

CORPORATE BONDS & NOTES 54.9%
BANKING & FINANCE 50.4%
ABN AMRO Bank NV 4.750% due 09/22/2027 •(d)	EUR	16,400	14,704
Absa Group Ltd. 6.375% due 05/27/2026 •(d)		$2,000	1,816
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^(a)		5,000	550
American International Group, Inc. 5.750% due 04/01/2048 •		2,000	1,792
Athora Netherlands NV 7.000% due 06/19/2025 •(d)	EUR	11,100	11,011
AXIS Specialty Finance LLC 4.900% due 01/15/2040 •		$7,000	5,910
Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	1,000	623
8.000% due 01/22/2030 •		2,800	1,879
8.500% due 09/10/2030 •		7,600	5,273
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(d)(e)		13,000	13,119
Banco General SA 4.875% due 01/11/2029		$7,500	6,888
Banco Mercantil del Norte SA
5.875% due 01/24/2027 •(d)		3,000	2,490
6.625% due 01/24/2032 •(d)(e)		2,700	2,210
8.375% due 10/14/2030 •(d)		17,700	17,114
Bank of America Corp.
4.375% due 01/27/2027 •(d)		5,000	4,161
6.125% due 04/27/2027 •(d)		16,000	15,470
Bank of Ireland Group PLC
6.000% due 09/01/2025 •(d)(e)	EUR	4,600	4,454
7.500% due 05/19/2025 •(d)(e)		15,100	15,725
Bank of Nova Scotia
3.625% due 10/27/2081 •(f)		$5,900	4,469
4.900% due 06/04/2025 •(d)(e)		8,500	7,903
Barclays PLC
4.375% due 03/15/2028 •(d)(e)		7,100	5,463
6.125% due 12/15/2025 •(d)(e)		39,600	36,817
7.750% due 09/15/2023 •(d)(e)		1,400	1,379
8.000% due 06/15/2024 •(d)(e)		600	591
BNP Paribas SA
4.625% due 01/12/2027 •(d)		18,200	15,117
4.625% due 02/25/2031 •(d)(e)		14,100	10,441
4.625% due 02/25/2031 •(d)		800	592
7.375% due 08/19/2025 •(d)		7,000	6,935
BPCE SA
1.500% due 01/13/2042 •	EUR	5,600	5,044
2.125% due 10/13/2046 •(e)		5,400	4,079
CaixaBank SA
3.625% due 09/14/2028 •(d)(e)		11,800	8,550
5.875% due 10/09/2027 •(d)(e)		17,000	15,710
Charles Schwab Corp. 5.000% due 06/01/2027 •(d)		$5,000	4,495
CIFI Holdings Group Co. Ltd.
5.250% due 05/13/2026		200	114
6.000% due 07/16/2025		200	121
Commerzbank AG 6.500% due 10/09/2029 •(d)	EUR	7,400	6,677
Cooperatieve Rabobank UA
3.100% due 06/29/2028 •(d)		8,000	6,320
4.875% due 06/29/2029 •(d)		1,400	1,234
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		$200	94
5.125% due 01/17/2025		600	329
6.150% due 09/17/2025		600	324
8.000% due 01/27/2024		300	200

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2022 (Unaudited)

CPI Property Group SA 4.875% due 07/16/2025 •(d)	EUR	11,500	7,017
Credit Agricole SA 8.125% due 12/23/2025 •(d)		$9,300	9,558
Credit Suisse Group AG
5.250% due 02/11/2027 •(d)(e)		16,600	12,865
6.375% due 08/21/2026 •(d)(e)		24,600	20,387
7.250% due 09/12/2025 •(d)(e)		3,400	2,955
7.500% due 12/11/2023 •(d)(e)		8,900	8,501
9.750% due 06/23/2027 •(d)		21,600	22,113
Curo Group Holdings Corp. 7.500% due 08/01/2028		700	441
Deutsche Bank AG
3.742% due 01/07/2033 •		14,400	10,497
4.500% due 11/30/2026 •(d)	EUR	1,400	1,147
4.789% due 04/30/2025 •(d)		$6,200	5,103
5.882% due 07/08/2031 •		23,500	21,371
6.750% due 10/30/2028 •(d)	EUR	8,000	7,508
DNB Bank ASA 1.848% (US0003M + 0.250%) due 08/23/2022 ~(d)		$1,700	1,166
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		1,100	966
Enact Holdings, Inc. 6.500% due 08/15/2025		4,600	4,347
Erste Group Bank AG
4.250% due 10/15/2027 •(d)(e)	EUR	13,000	10,776
6.500% due 04/15/2024 •(d)(e)		6,400	6,543
Freedom Mortgage Corp.
6.625% due 01/15/2027		$5,000	3,712
8.250% due 04/15/2025		1,506	1,270
Hongkong & Shanghai Banking Corp. Ltd. 1.426% (US0003M + 0.188%) due 07/27/2022 ~(d)		1,400	1,093
HSBC Bank PLC
1.750% (US0006M + 0.250%) due 09/30/2022 ~(d)		5,700	4,402
2.977% due 12/15/2022 •(d)		1,500	1,160
3.117% (US0006M + 0.250%) due 12/30/2022 ~(d)		5,590	4,309
HSBC Holdings PLC
4.600% due 12/17/2030 •(d)(e)		9,000	6,940
5.250% due 09/16/2022 •(d)(e)	EUR	900	932
6.500% due 03/23/2028 •(d)(e)		$17,800	16,164
ING Groep NV
3.875% due 05/16/2027 •(d)(e)		2,000	1,458
4.250% due 05/16/2031 •(d)(e)		8,400	5,749
4.875% due 05/16/2029 •(d)(e)		6,000	4,917
6.500% due 04/16/2025 •(d)(e)		29,048	27,427
Intesa Sanpaolo SpA
5.500% due 03/01/2028 •(d)(e)	EUR	5,000	4,211
5.875% due 09/01/2031 •(d)(e)		17,100	14,006
6.250% due 05/16/2024 •(d)(e)		700	700
6.375% due 03/30/2028 •(d)		9,000	7,988
7.700% due 09/17/2025 •(d)(e)		$4,400	3,974
7.750% due 01/11/2027 •(d)(e)	EUR	7,150	7,130
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029		$6,000	4,627
LeasePlan Corp. NV 7.375% due 05/29/2024 •(d)(e)	EUR	7,400	7,588
Legal & General Group PLC 5.625% due 03/24/2031 •(d)(e)	GBP	3,500	3,609
LFS Topco LLC 5.875% due 10/15/2026		$6,600	5,224
Liberty Mutual Group, Inc.
3.625% due 05/23/2059 •	EUR	4,100	3,887
4.125% due 12/15/2051 •		$7,000	5,595
4.300% due 02/01/2061		5,100	3,460
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	700	712
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(d)(e)		$9,700	9,428
7.500% due 09/27/2025 •(d)(e)		15,060	14,716
Midcap Financial Issuer Trust 6.500% due 05/01/2028		5,140	4,435
Munich Re 5.875% due 05/23/2042 •		7,400	7,464
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		5,200	4,517
Nationwide Building Society 5.875% due 12/20/2024 •(d)(e)	GBP	400	462
Natwest Group PLC
4.600% due 06/28/2031 •(d)(e)		$18,550	13,704
6.000% due 12/29/2025 •(d)(e)		22,000	20,414
8.000% due 08/10/2025 •(d)(e)		6,800	6,745
New Metro Global Ltd. 4.800% due 12/15/2024		200	110
Nordea Bank Abp 3.750% due 03/01/2029 •(d)(e)		12,400	9,164

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2022 (Unaudited)

Nova Ljubljanska Banka dd 3.400% due 02/05/2030 •	EUR	10,100	9,315
OneMain Finance Corp. 3.875% due 09/15/2028		$11,000	8,431
Oxford Finance LLC 6.375% due 02/01/2027		800	768
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		6,400	4,716
5.750% due 09/15/2031		1,600	1,196
Permanent TSB Group Holdings PLC 3.000% due 08/19/2031 •	EUR	4,800	4,202
Prudential Financial, Inc. 5.125% due 03/01/2052 •		$5,900	5,459
Santander U.K. Group Holdings PLC 6.750% due 06/24/2024 •(d)(e)	GBP	3,500	4,111
Seazen Group Ltd.
4.450% due 07/13/2025		$200	117
6.000% due 08/12/2024		400	240
6.150% due 04/15/2023		200	149
Sitka Holdings LLC 6.750% due 07/06/2026 •		18,400	17,810
Societe Generale SA
4.750% due 05/26/2026 •(d)		4,200	3,423
5.375% due 11/18/2030 •(d)(e)		9,600	7,464
6.221% due 06/15/2033 •		16,200	15,480
6.750% due 04/06/2028 •(d)		11,760	10,442
7.375% due 10/04/2023 •(d)(e)		500	482
8.000% due 09/29/2025 •(d)		6,450	6,322
Standard Chartered PLC
4.750% due 01/14/2031 •(d)(e)		3,800	2,913
6.000% due 07/26/2025 •(d)		4,500	4,273
7.750% due 04/02/2023 •(d)(e)		200	198
Swedbank AB 4.000% due 03/17/2029 •(d)(e)		400	306
Swiss Re Finance U.K. PLC 2.714% due 06/04/2052 •	EUR	1,500	1,282
Textron Financial Corp. 3.146% (US0003M + 1.735%) due 02/15/2067 ~		$13,042	9,615
UBS Group AG
4.375% due 02/10/2031 •(d)(e)		4,100	3,010
4.875% due 02/12/2027 •(d)(e)		8,400	7,047
7.000% due 02/19/2025 •(d)(e)		7,400	7,351
UniCredit SpA
3.127% due 06/03/2032 •		8,100	6,328
5.459% due 06/30/2035 •		12,900	10,436
7.500% due 06/03/2026 •(d)(e)	EUR	2,600	2,522
USB Realty Corp. 2.191% (US0003M + 1.147%) due 01/15/2027 ~(d)		$6,567	5,295
Virgin Money U.K. PLC 9.250% due 06/08/2024 •(d)	GBP	6,300	7,594
Virgin Money UK PLC 7.875% due 12/14/2028 •		900	1,127
Zurich Finance Ireland Designated Activity Co. 3.500% due 05/02/2052 •		$12,500	10,155

			844,430

INDUSTRIALS 2.4%
AA Bond Co. Ltd. 6.500% due 01/31/2026	GBP	1,900	2,143
Abertis Infraestructuras Finance BV 2.625% due 01/26/2027 •(d)	EUR	4,700	3,565
Altice France SA 5.500% due 10/15/2029		$7,100	5,446
Atlantia SpA 1.875% due 02/12/2028	EUR	3,800	3,110
CGG SA 8.750% due 04/01/2027		$3,200	2,727
Coty, Inc. 4.750% due 01/15/2029		8,300	7,142
Enbridge, Inc.
5.500% due 07/15/2077 •(h)		7,000	6,182
6.250% due 03/01/2078 •		2,000	1,782
South Jersey Industries, Inc. 5.020% due 04/15/2031		10,000	8,916

			41,013

UTILITIES 2.1%
CMS Energy Corp.
3.750% due 12/01/2050 •		2,000	1,534
4.750% due 06/01/2050 •		6,000	5,272
Sempra Energy 4.125% due 04/01/2052 •		5,000	4,020
Transcanada Trust 5.500% due 09/15/2079 •		5,000	4,471

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2022 (Unaudited)

Vodafone Group PLC
5.125% due 06/04/2081 •	6,850	4,584
7.000% due 04/04/2079 •	15,400	15,152

		35,033

Total Corporate Bonds & Notes (Cost $1,118,672)		920,476

	SHARES
PREFERRED SECURITIES 42.0%
BANKING & FINANCE 36.9%
Abanca Corp. Bancaria SA 6.000% due 01/20/2026 •(d)	2,400,000	2,154
Aircastle Ltd. 5.250% due 06/15/2026 •(d)	5,200,000	4,318
Ally Financial, Inc. 4.700% due 05/15/2028 •(d)	5,000,000	3,701
American AgCredit Corp. 5.250% due 06/15/2026 •(d)	5,000,000	4,594
American Express Co. 3.550% due 09/15/2026 •(d)	22,100,000	18,036
Banco Bilbao Vizcaya Argentaria SA 6.000% due 01/15/2026 •(d)	4,600,000	4,396
Banco Santander SA
4.125% due 11/12/2027 •(d)(e)	8,400,000	6,623
4.375% due 01/14/2026 •(d)	3,600,000	3,185
5.250% due 09/29/2023 •(d)	600,000	599
Bank of America Corp. 5.875% due 03/15/2028 •(d)	46,210,000	40,632
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(d)	4,000,000	3,918
Bankinter SA 6.250% due 01/17/2026 •(d)	3,200,000	3,213
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(d)	2,000,000	1,810
CaixaBank SA
5.250% due 03/23/2026 •(d)	14,000,000	12,516
6.375% due 09/19/2023 •(d)	4,000,000	4,163
6.750% due 06/13/2024 •(d)(e)	7,000,000	7,083
Charles Schwab Corp.
4.000% due 06/01/2026 •(d)	6,500,000	5,518
4.000% due 12/01/2030 •(d)	30,000,000	23,130
5.000% due 12/01/2027 •(d)	11,875,000	9,610
5.375% due 06/01/2025 •(d)	12,500,000	12,406
Citigroup, Inc.
4.000% due 12/10/2025 •(d)	10,700,000	9,282
4.700% due 01/30/2025 •(d)	10,000,000	8,150
5.900% due 02/15/2023 •(d)	5,000,000	4,911
5.950% due 05/15/2025 •(d)	11,000,000	10,226
6.300% due 05/15/2024 •(d)	27,554,000	25,819
Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(d)	8,500,000	6,791
5.650% due 10/06/2025 •(d)	5,000,000	4,919
6.375% due 04/06/2024 •(d)	8,400,000	7,353
CoBank ACB 6.250% (US0003M + 4.557%) due 10/01/2022 ~(d)	2,000	201
Compeer Financial ACA 4.875% due 08/15/2026 •(d)	5,000,000	4,431
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(d)	10,000,000	7,910
Discover Financial Services
5.500% due 10/30/2027 •(d)	9,000,000	7,053
6.125% due 06/23/2025 •(d)	5,000,000	5,012
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(d)	7,000,000	6,720
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(d)	10,000,000	7,788
3.800% due 05/10/2026 •(d)	3,500,000	2,734
4.400% due 02/10/2025 •(d)	8,500,000	7,216
5.000% due 11/10/2022 •(d)	31,900,000	27,195
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(d)	3,913,000	5,469
JPMorgan Chase & Co.
4.200% due 09/01/2026 (d)	200,000	3,708
4.600% due 02/01/2025 •(d)	47,300,000	40,064
4.625% due 06/01/2026 (d)	200,000	3,972
4.709% (US0003M + 3.470%) due 10/30/2022 ~(d)	7,815,000	7,420
6.100% due 10/01/2024 •(d)	7,900,000	7,382
Morgan Stanley
4.875% due 01/15/2025 (d)	280,000	5,858
5.300% due 12/15/2025 •(d)	12,500,000	11,469
5.850% (US0003M + 3.491%) due 04/15/2027 ~(d)	361,506	8,940

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2022 (Unaudited)

5.875% due 09/15/2026 •(d)	7,600,000	7,409
Nationwide Building Society 10.250% ~	73,204	13,054
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(d)	20,000,000	15,236
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(d)	33,239,725	33,920
SVB Financial Group
4.100% due 02/15/2031 •(d)	28,200,000	19,535
4.250% due 11/15/2026 •(d)	800,000	605
4.700% due 11/15/2031 •(d)	10,000,000	7,547
Truist Financial Corp.
4.931% (US0003M + 3.102%) due 12/15/2024 ~(d)	11,400,000	9,796
5.100% due 03/01/2030 •(d)	10,300,000	9,373
U.S. Bancorp
3.700% due 01/15/2027 •(d)	15,000,000	11,550
5.300% due 04/15/2027 •(d)	5,850,000	4,986
Wells Fargo & Co.
3.900% due 03/15/2026 •(d)	31,000,000	26,718
4.250% due 09/15/2026 (d)	200,000	3,516
4.750% due 03/15/2025 (d)	150,000	2,918
5.900% due 06/15/2024 •(d)	36,032,000	32,670

		618,431

INDUSTRIALS 1.6%
Energy Transfer LP
6.750% due 05/15/2025 •(d)	3,000,000	2,515
7.125% due 05/15/2030 •(d)	14,000,000	12,049
General Electric Co. 5.159% (US0003M + 3.330%) due 09/15/2022 ~(d)	13,195,000	11,611

		26,175

UTILITIES 3.5%
AT&T Mobility LLC 7.000% due 10/20/2022 «(d)(f)	588,030	14,929
AT&T, Inc. 2.875% due 03/02/2025 •(d)	6,700,000	6,152
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(d)	8,900,000	7,612
Duke Energy Corp. 4.875% due 09/16/2024 •(d)	4,070,000	3,714
Edison International 5.000% due 12/15/2026 •(d)	15,000,000	11,972
Sempra Energy 4.875% due 10/15/2025 •(d)	16,200,000	14,944

		59,323

Total Preferred Securities (Cost $836,967)		703,929

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.3%
REPURCHASE AGREEMENTS (g) 3.1%		52,168

U.S. TREASURY BILLS 0.2%
1.052% due 07/07/2022 - 09/22/2022 (b)(c)(k)	3,474	3,468

Total Short-Term Instruments (Cost $55,637)		55,636

Total Investments in Securities (Cost $2,014,885)		1,683,524

	SHARES
INVESTMENTS IN AFFILIATES 4.3%
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	7,515,710	72,932

Total Short-Term Instruments (Cost $72,940)		72,932

Total Investments in Affiliates (Cost $72,940)		72,932

Total Investments 104.7% (Cost $2,087,825)		$1,756,456
Financial Derivative Instruments (i)(j) 0.6%(Cost or Premiums, net $(1,851))		10,298

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2022 (Unaudited)

Other Assets and Liabilities, net (5.3)%	(89,830)

Net Assets 100.0%	$1,676,924

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$15,905	$14,929	0.89%
Bank of Nova Scotia	3.625	10/27/2081	09/29/2021	5,900	4,469	0.27

$21,805	$19,398	1.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$52,168	U.S. Treasury Notes 3.000% due 06/30/2024	$(41,753)	$52,168	$52,169
U.S. Treasury Floating Rate Notes 1.683% due 04/30/2024	(11,458)

Total Repurchase Agreements	$(53,211)	$52,168	$52,169

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	1.880%	06/10/2022	09/12/2022	$(55,945)	$(56,006)
1.880	06/27/2022	09/12/2022	(4,260)	(4,261)
DBL	(0.220)	05/25/2022	TBD(3))	EUR	(3,495)	(3,662)
FBF	(1.450)	06/01/2022	TBD(3)	(4,276)	(4,475)
JML	1.500	05/13/2022	08/10/2022	$(46,987)	(47,083)
1.500	06/27/2022	08/10/2022	(6,401)	(6,402)

Total Reverse Repurchase Agreements	$(121,889)

(h)	Securities with an aggregate market value of $132,019 and Cash of $323 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(98,729) at a weighted average interest rate of 1.077%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2022	146	$19,001	$(7)	$304	$0
U.S. Treasury 5-Year Note September Futures	09/2022	1,945	218,326	(265)	1,368	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	206	31,795	(700)	483	0
United Kingdom Long Gilt September Futures	09/2022	12	1,665	(60)	27	0

$(1,032)	$2,182	$0

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	134	$(20,892)	$456	$0	$(553)
Euro-Buxl 30-Year Bond September Futures	09/2022	70	(11,998)	514	0	(565)
U.S. Treasury 10-Year Note September Futures	09/2022	967	(114,620)	651	0	(982)
U.S. Treasury 10-Year Ultra September Futures	09/2022	30	(3,821)	28	0	(40)

$1,649	$0	$(2,140)

Total Futures Contracts	$617	$2,182	$(2,140)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.622%	EUR	1,700	$11	$(7)	$4	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

iTraxx Crossover 37 5-Year Index	5.000%	Quarterly	06/20/2027	EUR	17,100	$(223)	$(307)	$(530)	$0	$(162)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	62,500	181	(740)	(559)	0	(168)

$(42)	$(1,047)	$(1,089)	$0	$(330)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/21/2024	GBP	72,900	$(3,003)	$(954)	$(3,957)	$406	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2027	35,300	(2,872)	(1,231)	(4,103)	408	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	17,400	1,688	1,374	3,062	0	(316)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	12,200	2,585	2,110	4,695	0	(363)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	$1,500	88	187	275	0	(11)
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027	EUR	200	12	10	22	0	(3)

$(1,502)	$1,496	$(6)	$814	$(693)

Total Swap Agreements	$(1,533)	$442	$(1,091)	$814	$(1,024)
Cash of $16,883 has pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	Unsettled variation margin liability of $(76) for closed future is outstanding at period end.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2022 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	GBP	45,585	$57,620	$2,130	$0
07/2022	$8,847	EUR	8,364	0	(82)
07/2022	261	GBP	214	0	(1)
BPS	07/2022	EUR	2,529	$2,721	70	0
07/2022	$303,111	EUR	287,803	0	(1,508)
07/2022	7,059	GBP	5,713	0	(105)
08/2022	EUR	267,276	$281,633	1,026	0
HUS	07/2022	AUD	316	228	10	0
07/2022	EUR	63,821	68,776	1,896	0
07/2022	$218	AUD	316	1	0
07/2022	53,090	EUR	50,447	0	(224)
07/2022	6,081	GBP	4,963	0	(40)
08/2022	AUD	316	$218	0	(1)
08/2022	EUR	47,595	50,161	192	0
RBC	07/2022	$332	EUR	310	0	(7)
SCX	07/2022	GBP	491	$603	5	0
SOG	07/2022	EUR	280,574	301,563	7,536	0
07/2022	$38,017	GBP	31,238	9	0
08/2022	GBP	31,238	$38,034	0	(10)
TOR	08/2022	3,948	4,791	0	(17)

Total Forward Foreign Currency Contracts	$12,875	$(1,995)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	UniCredit SpA	1.000%	Quarterly	06/20/2027	4.385%	EUR	1,700	$(244)	$(17)	$0	$(261)
JPM	UniCredit SpA	1.000	Quarterly	06/20/2027	4.385	500	(74)	(3)	0	(77)

Total Swap Agreements	$(318)	$(20)	$0	$(338)

(k)

Securities with an aggregate market value of $546 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,483	$0	$3,483
Corporate Bonds & Notes
Banking & Finance	0	844,430	0	844,430
Industrials	0	41,013	0	41,013
Utilities	0	35,033	0	35,033
Preferred Securities
Banking & Finance	28,912	589,519	0	618,431
Industrials	0	26,175	0	26,175
Utilities	0	44,394	14,929	59,323
Short-Term Instruments
Repurchase Agreements	0	52,168	0	52,168
U.S. Treasury Bills	0	3,468	0	3,468

	$28,912	$1,639,683	$14,929	$1,683,524
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$72,932	$0	$0	$72,932

Total Investments	$101,844	$1,639,683	$14,929	$1,756,456

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	331	2,665	0	2,996
Over the counter	0	12,875	0	12,875

	$331	$15,540	$0	$15,871
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,118)	(2,046)	0	(3,164)
Over the counter	0	(2,333)	0	(2,333)

	$(1,118)	$(4,379)	$0	$(5,497)

Total Financial Derivative Instruments	$(787)	$11,161	$0	$10,374

Totals	$101,057	$1,650,844	$14,929	$1,766,830

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.1% ¤
CORPORATE BONDS & NOTES 16.7%
BANKING & FINANCE 10.6%
ABN AMRO Bank NV 4.750% due 07/28/2025		$100	$100
AerCap Ireland Capital DAC
3.000% due 10/29/2028		300	253
3.300% due 01/30/2032		300	240
American Tower Corp.
1.000% due 01/15/2032	EUR	1,804	1,407
3.800% due 08/15/2029		$881	809
Aviation Capital Group LLC 5.500% due 12/15/2024		400	397
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		10	8
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(g)(h)	EUR	400	404
Bank of America Corp. 2.843% (SOFRRATE + 1.330%) due 04/02/2026 ~		$800	790
Barclays PLC
4.337% due 01/10/2028		200	191
4.375% due 03/15/2028 •(g)(h)		700	539
4.972% due 05/16/2029 •		200	197
5.088% due 06/20/2030 •		200	189
5.200% due 05/12/2026		200	200
5.875% due 09/15/2024 •(g)(h)	GBP	200	226
7.125% due 06/15/2025 •(g)(h)		882	1,033
8.000% due 06/15/2024 •(g)(h)		$200	197
Credit Suisse AG 6.500% due 08/08/2023 (h)		1,000	1,003
Credit Suisse Group AG
3.750% due 03/26/2025		500	485
6.250% due 12/18/2024 •(g)(h)		500	457
6.375% due 08/21/2026 •(g)(h)		574	476
7.500% due 12/11/2023 •(g)(h)		300	287
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,500	1,462
1.625% due 01/20/2027		2,800	2,631
1.750% due 01/17/2028		300	274
2.783% (US0003M + 1.230%) due 02/27/2023 ~		$881	880
Discover Bank 4.650% due 09/13/2028		400	385
Equinix, Inc. 1.550% due 03/15/2028		500	421
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,915	1,849
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	441	428
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		$626	624
Goldman Sachs Group, Inc. 3.330% (SOFRRATE + 1.850%) due 03/15/2028 ~		2,000	1,984
GSPA Monetization Trust 6.422% due 10/09/2029		29	29
Healthcare Realty Trust, Inc. 2.400% due 03/15/2030		346	287
HSBC Holdings PLC
2.357% due 08/18/2031 •		1,569	1,273
3.000% due 05/29/2030 •	GBP	723	789
4.292% due 09/12/2026 •		$472	462
ING Groep NV
3.875% due 05/16/2027 •(g)(h)		800	583
4.250% due 05/16/2031 •(g)(h)		200	137
5.750% due 11/16/2026 •(g)(h)		200	183
JPMorgan Chase & Co. 2.182% due 06/01/2028 •		3,138	2,792
Lloyds Banking Group PLC
4.550% due 08/16/2028		801	784
7.500% due 09/27/2025 •(g)(h)		1,992	1,947
Nationwide Building Society 4.363% due 08/01/2024 •		500	501
Natwest Group PLC
0.000% due 03/22/2025 •		500	495
0.000% due 09/19/2026 •	GBP	158	183

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

0.000% due 03/31/2028 •(g)(h)		800	768
4.519% due 06/25/2024 •		$1,412	1,409
5.076% due 01/27/2030 •		200	196
8.000% due 08/10/2025 •(g)(h)		440	436
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		554	551
2.650% due 07/13/2022		572	572
2.924% due 09/28/2022 •		78	78
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,255	1,151
2.679% due 07/16/2030		1,491	1,221
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	8,549	991
Nykredit Realkredit AS 1.500% due 10/01/2053		39,237	4,548
OneMain Finance Corp. 5.625% due 03/15/2023		$93	92
Realkredit Danmark AS 1.500% due 10/01/2053	DKK	11,229	1,303
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$801	801
SL Green Realty Corp. 4.500% due 12/01/2022		410	411
Societe Generale SA 7.875% due 12/18/2023 •(g)(h)		900	884
Standard Chartered PLC
4.300% due 08/19/2028 •(g)		400	293
7.750% due 04/02/2023 •(g)(h)		1,100	1,088
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		3,609	2,973
UBS AG 7.625% due 08/17/2022 (h)		1,336	1,340
UBS Group AG
4.125% due 09/24/2025		200	199
4.751% due 05/12/2028 •		2,400	2,378
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	1,500	1,260
1.741% due 05/04/2030 •		700	653
2.879% due 10/30/2030 •		$500	440
WPC Eurobond BV 2.250% due 04/09/2026	EUR	881	869

			58,176

INDUSTRIALS 5.4%
Aker BP ASA 2.875% due 01/15/2026		$450	426
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		700	594
BAT Capital Corp. 3.222% due 08/15/2024		31	30
BAT International Finance PLC 3.950% due 06/15/2025		93	91
Boeing Co. 2.750% due 02/01/2026		700	651
Broadcom, Inc.
2.450% due 02/15/2031		1,000	804
3.137% due 11/15/2035		700	533
3.187% due 11/15/2036		400	305
3.469% due 04/15/2034		600	489
3.500% due 02/15/2041		500	378
3.750% due 02/15/2051		200	148
Charter Communications Operating LLC
2.936% (US0003M + 1.650%) due 02/01/2024 ~		1,101	1,110
4.908% due 07/23/2025		315	316
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	641
DAE Funding LLC
1.625% due 02/15/2024		1,100	1,042
2.625% due 03/20/2025		500	466
3.375% due 03/20/2028		600	529
Dell International LLC
4.900% due 10/01/2026		78	78
5.300% due 10/01/2029		235	232
5.850% due 07/15/2025		78	81
Energy Transfer LP
4.250% due 03/15/2023		235	235
5.000% due 10/01/2022		78	78
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	628	575
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,238	1,104
Imperial Brands Finance PLC
3.500% due 07/26/2026		2,190	2,055
3.875% due 07/26/2029		1,255	1,131

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

INEOS Finance PLC 2.125% due 11/15/2025	EUR	912	863
Magallanes, Inc.
4.054% due 03/15/2029		$400	367
4.279% due 03/15/2032		1,400	1,253
MPLX LP 2.650% due 08/15/2030		900	752
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		785	772
3.522% due 09/17/2025		1,177	1,115
4.345% due 09/17/2027		1,741	1,600
4.810% due 09/17/2030		500	445
Oracle Corp. 3.850% due 04/01/2060		4,080	2,805
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		800	715
Sands China Ltd.
5.125% due 08/08/2025		1,961	1,648
5.400% due 08/08/2028		2,746	2,122
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		1,020	765
3.375% due 07/09/2060		820	600

			29,944

UTILITIES 0.7%
Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,118	1,622
4.550% due 07/01/2030		800	712
Rio Oil Finance Trust 8.200% due 04/06/2028		430	447
Sprint Communications, Inc. 6.000% due 11/15/2022		602	607
Sprint Corp. 7.875% due 09/15/2023		189	195

			3,583

Total Corporate Bonds & Notes (Cost $108,135)			91,703

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		85	91
6.725% due 04/01/2035		185	196

			287

NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004 0.000% due 10/01/2022 (d)		605	602

Total Municipal Bonds & Notes (Cost $877)			889

U.S. GOVERNMENT AGENCIES 3.7%
Fannie Mae
1.950% due 03/01/2034 •		16	17
2.323% due 12/01/2034 •		28	28
2.358% due 01/25/2031 ~(a)		394	46
4.500% due 09/25/2040		649	661
Freddie Mac
3.500% due 07/15/2042		1,230	1,185
4.000% due 01/01/2048 - 03/01/2049		555	555
6.500% due 05/01/2035		33	35
Ginnie Mae
1.412% due 08/20/2047 •		98	97
1.750% due 11/20/2044 •		151	150
2.857% due 04/20/2068 •		591	584
Ginnie Mae, TBA 5.000% due 07/01/2052		4,800	4,920
U.S. Small Business Administration
5.490% due 03/01/2028		9	9
6.020% due 08/01/2028		72	74
Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048		3,709	3,622
6.000% due 08/01/2036 - 04/01/2041		275	296
6.500% due 09/01/2036		40	42
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2052		50	48

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

4.500% due 08/01/2052	7,700	7,715

Total U.S. Government Agencies (Cost $20,290)		20,084

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 02/15/2051	2,109	1,628
0.625% due 02/15/2043 (k)	789	698
1.375% due 02/15/2044	6,595	6,758

Total U.S. Treasury Obligations (Cost $11,203)		9,084

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%
280 Park Avenue Mortgage Trust 2.271% (US0001M + 1.080%) due 09/15/2034 ~	1,800	1,751
Adjustable Rate Mortgage Trust 2.717% due 01/25/2036 ^~	622	511
American Home Mortgage Assets Trust
1.814% (US0001M + 0.190%) due 10/25/2046 ~	133	76
6.750% due 11/25/2046 þ	162	142
Banc of America Funding Trust 3.080% due 09/20/2046 ^~	578	516
Bear Stearns Adjustable Rate Mortgage Trust 2.915% due 08/25/2033 ~	19	19
Bear Stearns ALT-A Trust
1.944% (US0001M + 0.320%) due 08/25/2036 ~	97	88
2.752% due 05/25/2035 ~	26	25
BSST Mortgage Trust 3.029% due 02/15/2037 •	4,600	4,465
Chase Mortgage Finance Trust 2.863% due 09/25/2036 ^~	159	137
Citigroup Mortgage Loan Trust 3.396% due 09/25/2037 ^~	13	12
CitiMortgage Alternative Loan Trust 2.224% (US0001M + 0.600%) due 04/25/2037 ~	203	172
Commercial Mortgage Trust 3.545% due 02/10/2036	3,766	3,580
Countrywide Alternative Loan Trust
1.864% due 12/25/2046 •	959	855
5.500% due 06/25/2025	271	237
5.500% due 05/25/2035	363	306
5.500% due 11/25/2035 ^	90	63
6.000% due 12/25/2035 ^	340	279
6.000% due 05/25/2036 ^	51	28
6.250% due 08/25/2036	722	485
7.000% due 10/25/2037	110	49
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037 ^	237	140
6.000% due 02/25/2037 ^	255	154
Countrywide Home Loan Reperforming REMIC Trust 1.964% (US0001M + 0.340%) due 06/25/2035 ~	69	68
Credit Suisse Mortgage Capital Trust 3.705% due 06/25/2050 ~	725	638
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.004% due 02/25/2037 ^•	699	631
2.124% (US0001M + 0.500%) due 02/25/2035 ~	44	43
First Horizon Alternative Mortgage Securities Trust 3.162% due 06/25/2036 ^~	488	416
HarborView Mortgage Loan Trust 1.817% due 12/19/2036 •	304	267
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	338	336
Impac CMB Trust 2.264% due 03/25/2035 •	148	140
IndyMac INDX Mortgage Loan Trust
2.024% (US0001M + 0.400%) due 11/25/2046 ~	766	734
2.104% due 07/25/2035 •	239	226
JP Morgan Chase Commercial Mortgage Securities Trust
2.385% due 04/15/2037 •	2,200	2,071
2.774% (US0001M + 1.450%) due 12/15/2031 ~	367	363
JP Morgan Mortgage Trust
2.904% due 07/25/2035 ~	29	29
3.043% due 07/27/2037 ~	95	89
5.750% due 01/25/2036 ^	11	6
Lehman Mortgage Trust 2.274% due 11/25/2036 •	179	95
Lehman XS Trust 2.074% due 08/25/2046 •	383	374
Luminent Mortgage Trust 2.938% due 04/25/2036 ~	4,120	3,226
MASTR Adjustable Rate Mortgages Trust 3.052% due 11/21/2034 ~	731	700
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^	124	90
Merrill Lynch Alternative Note Asset Trust
2.024% due 03/25/2037 •	2,335	724

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

6.000% due 03/25/2037		55	26
Merrill Lynch Mortgage Investors Trust
2.113% due 04/25/2035 ~		12	11
2.253% due 02/25/2036 ~		2	2
Morgan Stanley Mortgage Loan Trust 6.000% due 08/25/2036		86	47
MortgageIT Trust 2.144% due 12/25/2035 •		250	240
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		1,383	1,354
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		28	16
Nomura Resecuritization Trust 2.524% due 07/25/2036 •		2,834	2,706
NovaStar Mortgage Funding Trust 0.371% due 09/25/2046 •		682	253
Prima Capital CRE Securitization Ltd. 3.500% due 04/15/2038		2,200	2,222
Prime Mortgage Trust 6.000% due 06/25/2036 ^		15	15
RBSSP Resecuritization Trust 1.517% due 04/26/2037 •		1	1
Ready Capital Mortgage Financing LLC 3.774% due 02/25/2035 •		1,746	1,735
Residential Accredit Loans, Inc. Trust
1.259% due 10/25/2037 ~		355	328
1.944% due 01/25/2037 •		1,717	1,542
2.124% (US0001M + 0.500%) due 08/25/2037 ~		17	16
6.000% due 01/25/2037 ^		39	33
6.000% due 03/25/2037		96	82
Residential Funding Mortgage Securities, Inc. Trust 3.430% due 04/25/2037 ~		189	166
Sequoia Mortgage Trust 3.014% due 09/20/2046 ^~		107	78
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		484	472
Structured Adjustable Rate Mortgage Loan Trust
2.760% due 08/25/2035 ~		35	21
3.014% due 03/25/2036 ^~		42	32
Taurus UK DAC 1.458% due 05/17/2031 •	GBP	695	817
Thornburg Mortgage Securities Trust
1.488% due 03/25/2044 ~		$63	62
1.944% due 12/25/2044 ~		96	92
2.140% due 09/25/2037 ~		1	1
Towd Point Mortgage Funding 1.827% due 02/20/2054 •	GBP	624	759
WaMu Mortgage Pass-Through Certificates Trust
1.476% due 02/25/2046 •		$62	57
1.546% (12MTA + 1.070%) due 01/25/2046 ~		4,837	4,399
2.164% due 12/25/2045 •		18	17
2.264% due 08/25/2045 •		3,767	3,640
2.404% due 01/25/2045 •		685	648
2.808% due 01/25/2035 ~		54	51
2.842% due 12/25/2035 ~		208	201
2.851% due 10/25/2035 ~		21	20
3.213% due 06/25/2037 ^~		142	132
3.222% due 06/25/2037 ^~		133	122
Washington Mutual Mortgage Pass-Through Certificates Trust
1.226% due 02/25/2047 ^•		824	764
1.416% due 04/25/2046 •		69	62
1.784% due 09/25/2036 •		500	156
2.124% (US0001M + 0.500%) due 02/25/2036 ~		545	465
Wells Fargo Mortgage-Backed Securities Trust 2.866% due 09/25/2036 ^~		5	5

Total Non-Agency Mortgage-Backed Securities (Cost $52,512)			49,224

ASSET-BACKED SECURITIES 29.2%
Aames Mortgage Investment Trust 2.614% due 07/25/2035 •		463	457
Aegis Asset-Backed Securities Trust 2.359% due 08/25/2035 •		4,370	3,798
ALM Ltd. 2.894% due 10/15/2029 •		3,000	2,931
Arbor Realty Commercial Real Estate Notes Ltd.
2.229% due 01/15/2037 •		3,200	3,110
3.679% due 05/15/2037 •		1,200	1,191
4.179% (TSFR1M + 2.900%) due 05/15/2037 ~		1,200	1,191
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.284% due 11/25/2035 •		2,579	2,527
Asset-Backed Securities Corp. Home Equity Loan Trust 2.434% due 06/25/2034 •		910	848
Atlas Senior Loan Fund Ltd. 2.204% (US0003M + 1.950%) due 07/20/2032 ~		2,500	2,395

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Bear Stearns Asset-Backed Securities Trust
2.674% due 08/25/2037 •		619	570
2.718% due 07/25/2036 ~		18	18
3.224% due 08/25/2037 •		3,000	2,557
Blackrock European CLO DAC 0.620% (EUR003M + 0.620%) due 10/15/2031 ~	EUR	2,100	2,128
BNPP AM Euro CLO DAC 0.650% due 10/15/2031 •		355	366
Cairn CLO DAC
0.600% due 04/30/2031 •		2,099	2,171
0.670% due 01/31/2030 •		965	994
Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		1,400	1,433
0.890% due 08/15/2032 •		1,200	1,220
CarNow Auto Receivables Trust 3.440% due 07/15/2024		$332	331
Carrington Mortgage Loan Trust 2.183% due 10/20/2029 •		3,571	3,527
Centex Home Equity Loan Trust 2.269% due 03/25/2034 •		95	92
CIFC Funding Ltd. 2.734% due 04/25/2033 •		1,950	1,852
Citigroup Mortgage Loan Trust
1.814% due 05/25/2037 •		908	688
1.944% (US0001M + 0.320%) due 09/25/2036 ~		3,167	2,425
2.104% due 08/25/2036 •		1,000	899
2.144% due 03/25/2036 •		1,300	1,218
7.250% due 05/25/2036 þ		108	63
Citigroup Mortgage Loan Trust, Inc.
2.074% (US0001M + 0.450%) due 10/25/2036 ~		316	314
2.104% due 11/25/2036 •		3,100	2,893
2.524% (US0001M + 0.900%) due 09/25/2035 ^~		1,370	1,299
Countrywide Asset-Backed Certificates 2.024% due 02/25/2037 •		311	284
Countrywide Asset-Backed Certificates Trust 1.924% due 03/25/2047 ^•		564	553
Countrywide Asset-Backed Certificates Trust, Inc. 2.364% (US0001M + 0.740%) due 08/25/2047 ~		342	329
Countrywide Partnership Trust 2.524% due 02/25/2035 •		3,774	3,575
CSAB Mortgage-Backed Trust 5.684% due 12/25/2036 þ		2,011	518
CVC Cordatus Loan Fund DAC
0.630% (EUR003M + 0.630%) due 09/15/2031 ~	EUR	1,600	1,639
0.650% due 07/21/2030 •		872	902
0.650% due 10/15/2031 •		3,700	3,784
ECMC Group Student Loan Trust 2.624% due 07/25/2069 •		$529	513
Ellington Loan Acquisition Trust 2.724% due 05/25/2037 •		1,580	1,531
Encore Credit Receivables Trust 2.359% due 09/25/2035 •		51	50
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	1,400	1,430
First Franklin Mortgage Loan Trust
1.764% (US0001M + 0.140%) due 03/25/2037 ~		$2,032	1,261
1.784% due 11/25/2036 •		197	194
1.934% due 09/25/2036 •		132	124
2.344% due 11/25/2035 •		560	531
Fortress Credit Investments Ltd. 2.753% due 02/23/2039 •		3,600	3,555
Fremont Home Loan Trust
1.764% due 11/25/2036 •		344	216
1.774% due 10/25/2036 •		1,098	521
1.964% due 02/25/2037 •		1,019	395
2.359% due 01/25/2035 •		239	233
2.359% due 07/25/2035 •		13	13
Galaxy CLO Ltd. 2.014% (US0003M + 0.970%) due 10/15/2030 ~		1,020	1,004
Gallatin CLO Ltd. 2.694% due 07/15/2031 •		1,200	1,156
GSAA Home Equity Trust
1.764% due 03/25/2036 •		210	84
2.264% (US0001M + 0.640%) due 04/25/2047 ~		421	221
6.795% due 06/25/2036 þ		365	115
GSAMP Trust
1.714% (US0001M + 0.090%) due 01/25/2037 ~		1,610	1,037
1.724% due 12/25/2046 •		153	82
1.754% due 12/25/2046 •		1,501	874
1.854% due 01/25/2037 •		410	359
Halseypoint Clo Ltd. 2.503% due 07/20/2031 •		600	591
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	1,300	1,331
0.680% due 10/20/2031 •		3,200	3,273

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Home Equity Mortgage Loan Asset-Backed Trust 1.844% (US0001M + 0.220%) due 04/25/2037 ~		$328	260
HSI Asset Securitization Corp. Trust 2.104% due 11/25/2035 •		2,470	2,353
JP Morgan Mortgage Acquisition Trust
1.834% due 10/25/2036 •		255	252
1.924% (US0001M + 0.300%) due 03/25/2037 ~		1,353	1,275
2.024% (US0001M + 0.400%) due 07/25/2036 ~		6,824	6,378
Jubilee CLO DAC
0.600% due 04/15/2030 •	EUR	2,100	2,170
0.650% due 04/15/2031 •		900	913
Long Beach Mortgage Loan Trust 2.064% due 02/25/2036 •		$672	654
Man GLG Euro CLO
1.700% (EUR003M + 1.700%) due 10/15/2032 ~	EUR	2,200	2,173
1.970% due 10/15/2032		1,000	929
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		697	716
Merrill Lynch Mortgage Investors Trust 2.144% (US0001M + 0.520%) due 02/25/2037 ~		$2,508	862
MF1 Ltd. 2.542% due 02/19/2037 •		2,700	2,572
Morgan Stanley ABS Capital, Inc. Trust
1.839% due 03/25/2037 •		827	362
2.554% due 07/25/2035 •		928	910
Mountain View CLO LLC 2.134% (US0003M + 1.090%) due 10/16/2029 ~		1,085	1,072
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.032% due 10/25/2036 ^þ		257	71
NovaStar Mortgage Funding Trust 1.824% due 09/25/2037 •		540	522
OCP CLO Ltd. 2.183% (US0003M + 1.120%) due 07/20/2029 ~		1,164	1,151
Option One Mortgage Loan Trust
1.764% (US0001M + 0.140%) due 03/25/2037 ~		269	189
2.164% due 01/25/2036 •		2,014	1,885
2.404% due 02/25/2035 •		518	502
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		2,996	2,894
4.970% due 01/15/2030		1,100	1,093
Palmer Square European Loan Funding DAC 0.720% due 10/15/2031 •	EUR	4,000	4,106
Palmer Square Loan Funding Ltd. 2.084% due 10/24/2027 •		$659	656
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.599% due 07/25/2035 •		1,400	1,199
3.349% due 02/25/2035 •		4,155	3,769
PRET LLC
2.487% due 07/25/2051 þ		3,036	2,853
3.721% due 07/25/2051 þ		1,995	1,904
5.240% due 04/25/2052 þ		1,549	1,524
Renaissance Home Equity Loan Trust 2.724% (US0001M + 1.100%) due 09/25/2037 ~		243	121
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		732	697
4.320% due 09/25/2030		700	689
Residential Asset Securities Corp. Trust
2.204% due 06/25/2033 •		83	76
2.284% due 12/25/2035 •		1,479	1,433
2.584% (US0001M + 0.640%) due 01/25/2036 ~		4,135	3,806
Saxon Asset Securities Trust 1.924% (US0001M + 0.300%) due 09/25/2036 ~		1,700	1,437
Securitized Asset-Backed Receivables LLC Trust 2.344% due 10/25/2035 •		1,509	1,350
SLM Student Loan Trust 2.684% due 04/25/2023 •		162	161
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,180	1,132
Sound Point CLO Ltd. 2.164% due 07/25/2030 •		2,900	2,852
Soundview Home Loan Trust
2.089% due 02/25/2036 •		945	895
2.924% (US0001M + 1.300%) due 10/25/2037 ~		508	408
South Carolina Student Loan Corp. 2.580% due 09/03/2024 •		55	55
Specialty Underwriting & Residential Finance Trust 2.224% due 12/25/2036 •		484	458
Starwood Mortgage Trust 2.579% due 11/15/2038 •		4,300	4,096
Structured Asset Investment Loan Trust 2.404% (US0001M + 0.780%) due 02/25/2035 ~		1,505	1,464
Symphony CLO Ltd.
1.924% due 04/15/2028 •		514	509
1.988% (US0003M + 0.950%) due 07/14/2026 ~		326	325
Telos CLO Ltd. 1.994% due 04/17/2028 •		28	28

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Theorem Funding Trust 1.850% due 02/15/2028		2,215	2,173
TICP CLO Ltd. 1.903% (US0003M + 0.840%) due 04/20/2028 ~		1,148	1,140
Towd Point Mortgage Trust
3.000% due 01/25/2058 ~		704	692
3.000% due 11/25/2058 ~		288	285
3.201% due 10/25/2057 ~		1,479	1,309
TPG Real Estate Finance Issuer Ltd. 2.424% due 02/15/2039 •		1,900	1,851
Upstart Pass-Through Trust Series 3.800% due 04/20/2030 «		1,784	1,764
Upstart Structured Pass Throug 4.250% due 06/17/2030		671	659
Venture CLO Ltd. 2.083% due 04/20/2029 •		2,804	2,768

Total Asset-Backed Securities (Cost $170,327)			160,586

SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		149	31
1.125% due 07/09/2035 þ		97	20
Brazil Government International Bond 4.750% due 01/14/2050		572	389
Israel Government International Bond 1.250% due 11/30/2022	ILS	3,200	917

Total Sovereign Issues (Cost $1,678)			1,357

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
JPMorgan Chase & Co. 4.709% (US0003M + 3.470%) due 10/30/2022 ~(g)		300,000	285
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		56,050	57
Truist Financial Corp. 4.950% due 09/01/2025 •(g)		1,098,000	1,072

Total Preferred Securities (Cost $1,489)			1,414

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 43.2%
REPURCHASE AGREEMENTS (i) 10.2%			56,130

SHORT-TERM NOTES 1.7%
AmeriCredit Automobile Receivables Trust 2.192% due 06/19/2023		$3,300	3,299
Enterprise Fleet Financing LLC 2.764% due 06/20/2023		6,300	6,307

			9,606

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (d)(e)	ARS	46,000	154

ISRAEL TREASURY BILLS 2.1%
(0.026)% due 08/03/2022 - 01/04/2023 (c)(d)	ILS	41,200	11,771

U.S. TREASURY BILLS 27.8%
0.978% due 07/07/2022 - 09/29/2022 (c)(d)(m)		$153,000	152,809

U.S. TREASURY CASH MANAGEMENT BILLS 1.4%
1.216% due 08/23/2022 - 10/04/2022 (c)(d)(m)		7,700	7,676

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $239,488)		238,146

Total Investments in Securities (Cost $605,999)		572,487

	SHARES
INVESTMENTS IN AFFILIATES 6.1%
SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III	3,470,353	33,676

Total Short-Term Instruments (Cost $34,147)		33,676

Total Investments in Affiliates (Cost $34,147)		33,676

Total Investments 110.2% (Cost $640,146)		$606,163
Financial Derivative Instruments (j)(l) 3.2%(Cost or Premiums, net $2,058)		17,425
Other Assets and Liabilities, net (13.4)%		(73,527)

Net Assets 100.0%		$550,061

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									Payment in-kind security.
(c)									Coupon represents a weighted average yield to maturity.
(d)									Zero coupon security.
(e)									Coupon represents a yield to maturity.
(f)									Principal amount of security is adjusted for inflation.
(g)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)									Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$11,430		U.S. Treasury Notes 3.000% due 06/30/2024			$(11,659)	$11,430	$11,430
JPS	1.400	06/30/2022	07/01/2022	26,000		U.S. Treasury Bonds 2.000% due 08/15/2051			(26,646)	26,000	26,001
	1.480	06/30/2022	07/01/2022	18,700		U.S. Treasury Bonds 2.750% due 11/15/2047			(19,141)	18,700	18,701

Total Repurchase Agreements									$(57,446)	$56,130	$56,132

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)

U.S. Government Agencies (7.1)%
Uniform Mortgage-Backed Security, TBA						2.000%	07/01/2037		$8,100	$(7,585)	$(7,563)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2052		20,800	(18,036)	(18,038)
Uniform Mortgage-Backed Security, TBA						2.500	08/01/2052		15,000	(13,483)	(13,478)

	Total U.S. Government Agencies									(39,104)	(39,079)

Sovereign Issues (0.9)%
Canada Government International Bond						2.750%	12/01/2048	CAD	6,900	(4,733)	(4,970)

Total Short Sales (8.0)%										$(43,837)	$(44,049)

(1)									Includes accrued interest.
(2)									Payable for short sales includes $14 of accrued interest.
(j)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2022	350	$73,505		$(208)		$197	$0
U.S. Treasury 10-Year Note September Futures				09/2022	185	21,928		(124)		188	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	29	4,476	(47)	68	0

$(379)	$453	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	24	$(3,742)	$102	$0	$(91)
Euro-Buxl 30-Year Bond September Futures	09/2022	7	(1,200)	52	0	(52)
U.S. Treasury 5-Year Note September Futures	09/2022	195	(21,889)	97	0	(137)
U.S. Treasury 30-Year Bond September Futures	09/2022	428	(59,332)	315	0	(722)

$566	$0	$(1,002)

Total Futures Contracts	$187	$453	$(1,002)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	12/20/2026	2.445%	$1,300	$(2)	$(71)	$(73)	$0	$(2)
General Motors Co.	5.000	Quarterly	12/20/2026	2.634	1,200	235	(122)	113	0	(2)
Stellantis NV	5.000	Quarterly	12/20/2026	2.172	EUR	2,400	544	(244)	300	0	(16)

$777	$(437)	$340	$0	$(20)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$1,400	$(50)	$(132)	$(182)	$0	$(1)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	495	24	(38)	(14)	0	(1)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	11,400	157	(157)	0	0	(2)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	EUR	20,800	285	(471)	(186)	0	(56)

$416	$(798)	$(382)	$0	$(60)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	10,400	$(1,009)	$(821)	$(1,830)	$189	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	4,500	978	754	1,732	0	(134)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	$15,400	494	(130)	364	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	2,900	18	(266)	(248)	18	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	11,800	(392)	(935)	(1,327)	77	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	2,400	50	(294)	(244)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	10,600	(305)	(1,129)	(1,434)	83	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	1,700	(361)	49	(312)	16	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	7,300	1,609	(2,481)	(872)	45	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	22,600	(29)	5	(24)	0	(2)
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	22,600	0	24	24	2	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026	22,600	(30)	5	(25)	0	(2)
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026	22,600	0	25	25	2	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026	7,900	0	11	11	1	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026	7,900	(13)	2	(11)	0	(1)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022	$9,700	(415)	433	18	0	(1)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031	34,900	1,151	(4,963)	(3,812)	275	0
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	11,500	(1,041)	(1,174)	(2,215)	199	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	3,700	447	869	1,316	0	(96)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	5,000	(39)	(618)	(657)	8	0
Pay	UKRPI	3.415	Maturity	02/15/2030	3,700	(114)	(517)	(631)	7	0
Receive	UKRPI	4.250	Maturity	11/15/2031	2,500	49	85	134	0	(14)

$1,048	$(11,066)	$(10,018)	$941	$(282)

Total Swap Agreements	$2,241	$(12,301)	$(10,060)	$941	$(362)

(k)	Securities with an aggregate market value of $698 and cash of $10,120 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	GBP	7,177	$9,075	$338	$0
07/2022	$14,979	CAD	19,163	43	(135)
07/2022	5,852	DKK	41,145	0	(55)
07/2022	653	GBP	516	0	(25)
08/2022	DKK	41,062	$5,852	56	0
08/2022	$6,760	MXN	137,224	21	0
BPS	07/2022	CAD	13,122	$10,245	92	(41)
07/2022	MXN	51,006	2,438	0	(98)
07/2022	$44,111	EUR	41,932	0	(169)
07/2022	3,410	GBP	2,802	1	0
07/2022	2,538	MXN	51,006	0	(2)
08/2022	EUR	41,616	$43,851	160	0
08/2022	GBP	3,859	4,689	0	(11)
08/2022	$492	ZAR	7,857	0	(11)
09/2022	MXN	51,006	$2,501	0	(3)
11/2022	$326	ZAR	5,196	0	(10)
CBK	08/2022	ILS	16,106	$5,143	525	0
10/2022	800	256	25	0
11/2022	8,642	2,760	262	0
12/2022	8,700	2,778	258	0
01/2023	9,798	3,104	260	0
DUB	07/2022	DKK	12,156	1,800	87	0
12/2022	ILS	400	126	11	0
GLM	07/2022	BRL	6,566	1,322	67	0
07/2022	$1,263	BRL	6,566	0	(9)
08/2022	BRL	6,566	$1,253	9	0
11/2022	ZAR	4,423	276	7	0
HUS	07/2022	$5,116	CAD	6,459	0	(98)
08/2022	CNH	245	$37	0	0
05/2023	247	37	0	0
JPM	08/2022	108	16	0	0
08/2022	SGD	7	5	0	0
MYI	07/2022	DKK	42,445	6,298	318	0
07/2022	$1,918	DKK	13,450	0	(23)
08/2022	DKK	8,618	$1,227	11	0
RBC	08/2022	ZAR	7,857	500	19	0
RYL	07/2022	CAD	6,456	5,139	124	0
SCX	07/2022	6,236	4,825	0	(19)
08/2022	CNH	435	65	0	0
SOG	07/2022	EUR	41,932	45,069	1,126	0
UAG	09/2022	MXN	85,026	4,267	89	0
10/2022	TRY	1,923	114	11	0

Total Forward Foreign Currency Contracts	$3,920	$(709)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	80,900	$777	$1,965

Total Purchased Options	$777	$1,965

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	1,300	$(2)	$(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	1,400	(6)	(3)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	3,000	(8)	(10)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	1,500	(3)	(1)
BRC	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	1,800	(8)	(4)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	08/17/2022	1,600	(4)	(3)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	5,100	(10)	(6)
GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700	08/17/2022	1,400	(2)	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	3,500	(8)	(5)
JPM	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	07/20/2022	2,800	(11)	(10)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.200	07/20/2022	800	(2)	(3)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.250	07/20/2022	1,100	(2)	(1)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	08/17/2022	2,800	(6)	(4)

$(72)	$(51)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	161,700	$(776)	$(2,205)

Total Written Options	$(848)	$(2,256)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$471	$(112)	$113	$1	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	S&P 500 Total Return Index	7,407	1.520% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/10/2022	$59,207	$0	$89	$89	$0
Receive	ERAUSLT Index	32,724	1.860% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/16/2022	13,231	0	(15)	0	(15)
Pay	S&P 500 Total Return Index	5,549	1.955% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	44,356	0	51	51	0
CBK	Receive	ERAUSLT Index	224,916	1.450% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/10/2022	90,940	0	(121)	0	(121)
GST	Pay	S&P 500 Total Return Index	686	1.950% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	5,484	0	6	6	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

	Pay	S&P 500 Total Return Index	3,632	2.000% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	29,032	0	35	35	0
	Pay	S&P 500 Total Return Index	5,531	1.870% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	44,212	0	15	15	0
JPM	Receive	ERAUSLT Index	265,220	1.450% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2022	107,236	0	(142)	0	(142)
	Receive	ERAUSLT Index	546,838	1.873% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/12/2022	242,528	0	(22,767)	0	(22,767)
RBC	Receive	ERAUSLT Index	279,957	1.930% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	113,195	0	(96)	0	(96)
SOG	Pay	S&P 500 Total Return Index	15,981	1.550% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2022	127,743	0	174	174	0
	Pay	S&P 500 Total Return Index	26,266	1.953% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/12/2022	245,662	0	37,225	37,225	0
	Pay	S&P 500 Total Return Index	3,439	1.855% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	27,489	0	20	20	0

								$0	$14,474	$37,615	$(23,141)

Total Swap Agreements								$(112)	$14,587	$37,616	$(23,141)

(m)

Securities with an aggregate market value of $52,859 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$58,176	$0		$58,176
Industrials						0	29,944	0		29,944
Utilities						0	3,583	0		3,583
Municipal Bonds & Notes
Illinois						0	287	0		287
New Jersey						0	602	0		602
U.S. Government Agencies						0	20,084	0		20,084
U.S. Treasury Obligations						0	9,084	0		9,084
Non-Agency Mortgage-Backed Securities						0	49,224	0		49,224
Asset-Backed Securities						0	158,822	1,764		160,586
Sovereign Issues						0	1,357	0		1,357
Preferred Securities
Banking & Finance						0	1,414	0		1,414
Short-Term Instruments
Repurchase Agreements						0	56,130	0		56,130
Short-Term Notes						0	9,606	0		9,606
Argentina Treasury Bills						0	154	0		154
Israel Treasury Bills						0	11,771	0		11,771
U.S. Treasury Bills						0	152,809	0		152,809
U.S. Treasury Cash Management Bills						0	7,676	0		7,676

						$0	$570,723	$1,764		$572,487
Investments in Affiliates, at Value

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33,676	$0	$0	$33,676

Total Investments	$33,676	$570,723	$1,764	$606,163

Short Sales, at Value - Liabilities
Sovereign Issues	0	(4,970)	0	(4,970)
U.S. Government Agencies	0	(39,079)	0	(39,079)

	$0	$(44,049)	$0	$(44,049)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,394	0	1,394
Over the counter	0	43,501	0	43,501

	$0	$44,895	$0	$44,895
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(143)	(1,221)	0	(1,364)
Over the counter	0	(26,106)	0	(26,106)

	$(143)	$(27,327)	$0	$(27,470)

Total Financial Derivative Instruments	$(143)	$17,568	$0	$17,425

Totals	$33,533	$544,242	$1,764	$579,539

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO RAE PLUS EMG Fund.	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.3% ¤
CORPORATE BONDS & NOTES 3.3%
BANKING & FINANCE 2.7%
Bank of America Corp. 2.843% (SOFRRATE + 1.330%) due 04/02/2026 ~		$400	$395
Equinix, Inc. 1.550% due 03/15/2028		200	169
General Motors Financial Co., Inc. 2.439% (SOFRRATE + 1.200%) due 11/17/2023 ~		600	592
Goldman Sachs Group, Inc. 3.330% (SOFRRATE + 1.850%) due 03/15/2028 ~		200	198
GSPA Monetization Trust 6.422% due 10/09/2029		655	652
Lloyds Banking Group PLC 3.511% due 03/18/2026 •		300	292
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	15,993	1,854
UBS Group AG 4.751% due 05/12/2028 •		$500	495
VICI Properties LP 4.750% due 02/15/2028		200	191

			4,838

INDUSTRIALS 0.6%
DAE Funding LLC 1.625% due 02/15/2024		500	474
Magallanes, Inc.
4.054% due 03/15/2029		100	91
4.279% due 03/15/2032		400	358

			923

Total Corporate Bonds & Notes (Cost $6,272)			5,761

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		80	86

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		70	85

Total Municipal Bonds & Notes (Cost $148)			171

U.S. GOVERNMENT AGENCIES 9.2%
Fannie Mae
1.974% due 07/25/2037 •		14	13
2.004% due 07/25/2037 •		23	23
2.024% (US0001M + 0.400%) due 09/25/2035 ~		44	44
2.344% due 06/25/2037 •		162	164
2.358% due 01/25/2031 ~(a)		2,312	271
Freddie Mac
1.874% (US0001M + 0.550%) due 07/15/2041 ~		122	122
2.024% due 08/15/2037 •		144	146
2.034% due 10/15/2037 •		23	23
2.044% due 05/15/2037 - 09/15/2037 •		169	171
Ginnie Mae 1.412% due 08/20/2047 •		613	605
Ginnie Mae, TBA 5.000% due 07/01/2052		10,000	10,250
U.S. Small Business Administration 6.220% due 12/01/2028		5	6
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2037		500	489
4.000% due 07/01/2037		2,000	2,018

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2022 (Unaudited)

5.000% due 07/01/2052		2,000	2,042

Total U.S. Government Agencies (Cost $16,402)			16,387

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.1%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		443	388
Banc of America Funding Trust 3.101% due 02/20/2035 ~		31	31
Banc of America Mortgage Trust 3.356% due 06/25/2035 ~		18	15
Bear Stearns ALT-A Trust 1.944% (US0001M + 0.320%) due 08/25/2036 ~		1,268	1,158
Citigroup Mortgage Loan Trust 2.490% due 03/25/2036 ^•		109	102
Countrywide Alternative Loan Trust 2.024% due 05/25/2036 •		257	224
Countrywide Home Loan Mortgage Pass-Through Trust
1.991% due 02/20/2036 ^•		8	7
6.000% due 07/25/2036		894	553
6.500% due 12/25/2037		1,293	667
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		805	598
Credit Suisse Mortgage Capital Trust 2.816% due 08/15/2037		1,200	1,105
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.944% due 01/25/2047 •		2	34
Downey Savings & Loan Association Mortgage Loan Trust 2.432% due 09/19/2044 •		86	80
First Horizon Mortgage Pass-Through Trust 2.959% due 10/25/2035 ^~		260	251
GS Mortgage Securities Corp. Trust 2.244% due 07/15/2025 •		640	626
GSR Mortgage Loan Trust 2.933% due 09/25/2035 ~		24	24
HarborView Mortgage Loan Trust
2.112% (US0001M + 0.500%) due 01/19/2036 ~		1,673	1,070
2.292% due 06/20/2035 •		377	352
Hilton USA Trust 2.524% due 12/15/2034 •		900	867
HomeBanc Mortgage Trust 2.244% due 03/25/2035 •		535	460
Impac CMB Trust 2.264% due 03/25/2035 •		376	353
IndyMac INDX Mortgage Loan Trust 2.144% due 06/25/2035 •		110	92
JP Morgan Chase Commercial Mortgage Securities Trust 4.549% due 07/05/2033		800	790
JP Morgan Mortgage Trust
2.909% due 08/25/2035 ^~		75	66
5.750% due 01/25/2036 ^		11	6
Lehman Mortgage Trust 2.274% due 11/25/2036 •		1,061	561
Lehman XS Trust 2.074% due 08/25/2046 •		1,608	1,570
Merrill Lynch Mortgage Investors Trust 2.996% due 09/25/2035 ^~		91	78
Morgan Stanley Mortgage Loan Trust
2.563% due 07/25/2035 ~		253	230
6.315% due 06/25/2036 þ		3,113	1,083
Prime Mortgage Trust 6.000% due 06/25/2036 ^		72	69
Residential Accredit Loans, Inc. Trust
1.984% due 09/25/2036 •		1,175	1,087
2.124% (US0001M + 0.500%) due 08/25/2035 ^~		1,803	1,282
4.084% due 12/25/2035 ^~		1,455	1,237
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^		2,839	1,146
RESIMAC Bastille Trust 1.682% due 12/05/2059 •		232	232
Sequoia Mortgage Trust 2.155% (US0001M + 0.560%) due 07/20/2034 ~		494	447
Structured Adjustable Rate Mortgage Loan Trust 3.924% (US0001M + 2.300%) due 12/25/2037 ^~		1,667	1,509
Taurus UK DAC 1.458% due 05/17/2031 •	GBP	596	701
WaMu Mortgage Pass-Through Certificates Trust
1.723% (COF 11 + 1.500%) due 10/25/2046 ~		$2,064	1,898
1.723% due 11/25/2046 •		1,554	1,429
2.577% due 01/25/2037 ^~		180	157
3.052% due 12/25/2036 ^~		107	98
3.213% due 06/25/2037 ^~		969	901
3.325% due 02/25/2037 ^~		459	437

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2022 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 4.057% due 09/25/2036 þ	2,339	787

Total Non-Agency Mortgage-Backed Securities (Cost $28,778)		26,858

ASSET-BACKED SECURITIES 19.3%
Americredit Automobile Receivables Trust 3.500% due 01/18/2024	262	262
Arbor Realty Commercial Real Estate Notes Ltd. 2.229% due 01/15/2037 •	500	486
CarNow Auto Receivables Trust 3.440% due 07/15/2024	83	83
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ	1,118	657
CLNC Ltd. 2.874% (TSFR1M + 1.364%) due 08/20/2035 ~	517	506
Countrywide Asset-Backed Certificates 2.104% due 04/25/2037 •	858	746
Countrywide Asset-Backed Certificates Trust 2.204% (US0001M + 0.580%) due 08/25/2036 ~	14	14
First Investors Auto Owner Trust 4.280% due 01/15/2025	508	509
FREED ABS Trust 4.500% due 08/20/2029 (b)	800	800
Fremont Home Loan Trust 1.764% due 01/25/2037 •	2,217	1,291
GLS Auto Receivables Issuer Trust
1.723% due 06/15/2023	700	696
3.550% due 01/15/2026	700	697
GoldenTree Loan Management U.S. CLO Ltd. 4.176% due 07/20/2035 •(b)	1,000	1,000
Greystone Commercial Real Estate Notes Ltd. 2.504% (US0001M + 1.180%) due 09/15/2037 ~	900	888
GSAA Home Equity Trust
2.024% due 03/25/2037 •	4,948	1,699
5.995% due 03/25/2046 ^~	4,855	2,237
GSRPM Mortgage Loan Trust 2.524% due 03/25/2035 •	3,189	3,073
IXIS Real Estate Capital Trust 2.024% due 03/25/2036 ^•	673	375
LCCM Trust 2.524% due 12/13/2038 •	1,100	1,078
LendingClub Receivables Trust
3.750% due 01/15/2027	315	312
3.750% due 12/15/2045	180	178
4.000% due 08/15/2025	225	223
LoanCore Issuer Ltd. 2.624% (US0001M + 1.300%) due 11/15/2038 ~	1,100	1,058
M360 Ltd. 3.126% due 11/22/2038 •	900	888
MASTR Specialized Loan Trust 2.749% due 11/25/2035 •	2,242	2,155
MF1 Ltd.
2.623% due 07/16/2036 •	600	582
2.692% due 10/16/2036 •	600	576
3.460% due 06/19/2037 •	1,500	1,470
Morgan Stanley ABS Capital, Inc. Trust
1.704% due 11/25/2036 •	1,440	912
1.804% (US0001M + 0.180%) due 03/25/2037 ~	3,267	1,563
Octagon 66 Ltd. 4.276% due 08/16/2033 •(b)	1,500	1,500
Option One Mortgage Loan Trust 1.844% (US0001M + 0.220%) due 05/25/2037 ~	1,577	1,062
Pagaya AI Debt Selection Trust 4.970% due 01/15/2030	300	298
PRET LLC 5.240% due 04/25/2052 þ	387	381
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030	500	492
Santander Drive Auto Receivables Trust 0.510% due 08/15/2025	900	885
Securitized Asset-Backed Receivables LLC Trust 2.104% due 07/25/2036 •	1,067	514
Specialty Underwriting & Residential Finance Trust 1.924% due 09/25/2037 •	1,076	789
Theorem Funding Trust 1.850% due 02/15/2028	396	388
Upstart Securitization Trust 5.500% due 06/20/2032	900	889

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2022 (Unaudited)

Upstart Structured Pass Throug 4.250% due 06/17/2030	192	188

Total Asset-Backed Securities (Cost $38,483)		34,400

SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ	1,681	355
1.125% due 07/09/2035 þ	1,103	228

Total Sovereign Issues (Cost $1,212)		583

SHORT-TERM INSTRUMENTS 73.0%
COMMERCIAL PAPER 0.6%
Crown Castle International Corp. 2.400% due 07/12/2022	1,000	999

REPURCHASE AGREEMENTS (f) 28.9%		51,500

SHORT-TERM NOTES 2.8%
AmeriCredit Automobile Receivables Trust 2.192% due 06/19/2023	1,100	1,100
Enterprise Fleet Financing LLC 2.764% due 06/20/2023	2,000	2,002
Exeter Automobile Receivables Trust 1.865% due 06/15/2023	1,900	1,899

		5,001

U.S. TREASURY BILLS 35.0%
1.067% due 07/07/2022 - 09/29/2022 (c)(d)(i)	62,400	62,307

U.S. TREASURY CASH MANAGEMENT BILLS 5.7%
1.159% due 09/06/2022 (d)(e)(i)	10,200	10,171

Total Short-Term Instruments (Cost $129,982)		129,978

Total Investments in Securities (Cost $221,277)		214,138

	SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short Asset Portfolio	103,520	1,012
PIMCO Short-Term Floating NAV Portfolio III	797,527	7,739

Total Short-Term Instruments (Cost $8,897)		8,751

Total Investments in Affiliates (Cost $8,897)		8,751

Total Investments 125.2% (Cost $230,174)		$222,889
Financial Derivative Instruments (g)(h) (7.4)%(Cost or Premiums, net $1,342)		(13,091)
Other Assets and Liabilities, net (17.8)%		(31,712)

Net Assets 100.0%		$178,086

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^										Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ										Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)										Security is an Interest Only ("IO") or IO Strip.
(b)										When-issued security.
(c)										Coupon represents a weighted average yield to maturity.
(d)										Zero coupon security.
(e)										Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)										REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$2,000		U.S. Treasury Notes 3.000% due 06/30/2024			$(2,040)	$2,000	$2,000
MBC	1.490	06/30/2022	07/01/2022	49,500		U.S. Treasury Notes 0.875% due 01/31/2024			(51,107)	49,500	49,502

Total Repurchase Agreements									$(53,147)	$51,500	$51,502

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)

U.S. Government Agencies (5.9)%
Uniform Mortgage-Backed Security, TBA						2.000%	07/01/2037		$2,400	$(2,248)	$(2,241)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2052		5,300	(4,596)	(4,596)
Uniform Mortgage-Backed Security, TBA						2.500	08/01/2052		4,200	(3,775)	(3,774)

	Total U.S. Government Agencies									(10,619)	(10,611)

Sovereign Issues (0.9)%
Canada Government International Bond						2.750%	12/01/2048	CAD	2,200	(1,515)	(1,610)

Total Short Sales (6.8)%										$(12,134)	$(12,221)

(1)										Includes accrued interest.
(2)										Payable for short sales includes $(30) of accrued interest.
(g)										FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
										Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2022	91	$19,111		$(63)		$51	$0
U.S. Treasury 10-Year Note September Futures				09/2022	174	20,624		(252)		177	0
U.S. Treasury Ultra Long-Term Bond September Futures				09/2022	57	8,798		(92)		133	0

								$(407)		$361	$0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index September Futures	09/2022	1	$(189)	$(6)	$2	$0
Euro-Bund 10-Year Bond September Futures	09/2022	7	(1,091)	30	0	(26)
Euro-Buxl 30-Year Bond September Futures	09/2022	2	(343)	15	0	(15)
U.S. Treasury 5-Year Note September Futures	09/2022	88	(9,878)	43	0	(62)
U.S. Treasury 30-Year Bond September Futures	09/2022	76	(10,536)	76	0	(128)

$158	$2	$(231)

Total Futures Contracts	$(249)	$363	$(231)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	12/20/2026	2.445%	$200	$(1)	$(11)	$(12)	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2026	1.700	400	4	(14)	(10)	0	(1)

$3	$(25)	$(22)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$33,600	$402	$(403)	$(1)	$0	$(7)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	EUR	30,900	198	(474)	(276)	0	(83)

$600	$(877)	$(277)	$0	$(90)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	3,000	$(291)	$(237)	$(528)	$54	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	1,300	283	217	500	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	$600	4	(55)	(51)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	4,000	(172)	(278)	(450)	26	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	500	10	(61)	(51)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	3,000	(110)	(296)	(406)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	1,300	112	7	119	0	(11)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	2,400	370	(657)	(287)	15	0
Receive	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	17,100	(22)	4	(18)	0	(2)
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	17,100	(8)	27	19	2	0
Receive	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026	17,100	(23)	4	(19)	0	(2)
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026	17,100	(7)	26	19	2	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026	11,500	0	17	17	1	0
Receive	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026	11,500	(19)	2	(17)	0	(1)
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026	34,200	11	46	57	3	0
Receive	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026	34,200	(64)	7	(57)	0	(3)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2022 (Unaudited)

Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026	$9,300	(457)	506	49	0	(39)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	5,750	1,128	810	1,938	0	(39)
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	4,100	(371)	(419)	(790)	71	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	1,400	154	344	498	0	(36)
Receive	CPURNSA	2.487	Maturity	12/07/2051	$2,000	1	11	12	0	(55)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	400	28	(80)	(52)	1	0
Pay	UKRPI	3.603	Maturity	11/15/2028	3,400	308	(696)	(388)	8	0
Receive	UKRPI	4.250	Maturity	11/15/2031	1,500	32	48	80	0	(8)

$897	$(703)	$194	$214	$(235)

Total Swap Agreements	$1,500	$(1,605)	$(105)	$214	$(326)

Cash of $3,752 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	MXN	4,229	$205	$0	$(5)
07/2022	$4,778	CAD	6,113	14	(43)
07/2022	64	CLP	56,463	0	(3)
07/2022	1,557	DKK	10,950	0	(15)
07/2022	163	TRY	2,939	12	0
08/2022	DKK	10,928	$1,557	15	0
08/2022	EUR	500	525	0	(1)
08/2022	MXN	49,660	2,446	0	(8)
08/2022	$142	EUR	135	0	0
08/2022	1,232	ILS	3,956	0	(98)
08/2022	133	INR	10,436	0	(1)
08/2022	148	ZAR	2,340	0	(4)
BPS	07/2022	CAD	4,208	$3,285	30	(13)
07/2022	GBP	618	779	26	0
07/2022	MXN	28,928	1,439	1	0
07/2022	$1,568	MXN	32,809	63	0
07/2022	10	PLN	43	0	0
08/2022	GBP	618	$751	0	(2)
08/2022	TWD	17,396	592	6	0
08/2022	$864	INR	67,355	0	(14)
08/2022	467	ZAR	7,570	0	(4)
08/2022	ZAR	6,285	$394	9	0
09/2022	$1,418	MXN	28,928	1	0
09/2022	41	TWD	1,132	0	(2)
10/2022	142	ZAR	2,189	0	(9)
11/2022	215	3,420	0	(7)
11/2022	ZAR	5,613	$361	21	0
CBK	07/2022	$187	DKK	1,315	0	(2)
08/2022	ILS	7,757	$2,411	187	0
08/2022	$347	TWD	10,239	0	(2)
08/2022	ZAR	5,549	$361	21	0
09/2022	MXN	5,669	274	0	(5)
10/2022	ILS	200	64	6	0
10/2022	MXN	8,172	389	0	(10)
11/2022	ILS	1,301	417	41	0
DUB	07/2022	DKK	3,244	480	23	0
08/2022	THB	97	3	0	0
12/2022	$10	ZAR	161	0	(1)
GLM	07/2022	BRL	3,248	$659	38	0
07/2022	MXN	3,881	188	0	(5)
07/2022	$624	BRL	3,248	0	(3)
07/2022	250	MXN	5,104	3	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2022 (Unaudited)

08/2022	BRL	2,379	$454	3	0
08/2022	$107	DKK	760	1	0
08/2022	344	TRY	5,893	0	0
HUS	07/2022	1,598	CAD	2,018	0	(31)
07/2022	477	MXN	9,811	10	0
08/2022	CLP	52,437	$63	6	0
08/2022	IDR	742,748	51	1	0
08/2022	INR	11,235	144	2	0
08/2022	$73	CNH	492	0	0
09/2022	HKD	2,779	$355	0	0
11/2022	ZAR	424	25	0	0
05/2023	$74	CNH	494	0	0
JPM	07/2022	BRL	2,698	$515	0	0
07/2022	$538	BRL	2,698	0	(23)
08/2022	TWD	2,971	$101	1	0
08/2022	$25	CNH	170	0	0
08/2022	71	IDR	1,038,849	0	(1)
08/2022	583	KRW	741,986	0	(7)
08/2022	109	TRY	1,927	4	0
09/2022	48	TWD	1,340	0	(3)
MYI	07/2022	DKK	11,322	$1,680	85	0
07/2022	TRY	3,508	195	0	(14)
07/2022	$327	DKK	2,298	0	(3)
08/2022	CNY	910	$136	0	0
08/2022	DKK	2,294	327	3	0
08/2022	EUR	79	84	1	0
08/2022	INR	56,719	726	10	0
08/2022	KRW	614,498	482	5	0
08/2022	THB	237	7	0	0
08/2022	TWD	884	30	0	0
08/2022	$335	THB	11,691	0	(4)
09/2022	TRY	2,578	$140	0	(5)
09/2022	$20	TWD	547	0	(1)
RBC	09/2022	265	HKD	2,080	0	0
09/2022	1,446	MXN	29,753	16	0
RYL	07/2022	CAD	2,061	$1,641	40	0
SCX	07/2022	BRL	1,828	355	6	0
07/2022	CAD	1,990	1,540	0	(6)
07/2022	$349	BRL	1,828	0	0
08/2022	CNY	1,457	$218	0	0
08/2022	INR	9,804	125	1	0
08/2022	$130	CNH	873	0	0
08/2022	635	TWD	18,735	0	(3)
08/2022	616	ZAR	9,494	0	(35)
SOG	08/2022	THB	12,934	$370	4	0
08/2022	TWD	15,663	531	3	0
09/2022	HKD	153	19	0	0
TOR	07/2022	MXN	1,440	70	0	(2)
08/2022	ZAR	7,570	463	0	0
12/2022	102	6	0	0
UAG	07/2022	$177	MXN	3,680	6	0
08/2022	KRW	145,100	$114	1	0
08/2022	TRY	4,721	267	0	(8)
08/2022	$1,218	ILS	3,800	0	(128)
08/2022	132	TWD	3,872	0	(2)
09/2022	MXN	8,895	$446	9	0
10/2022	TRY	768	45	4	0
10/2022	$64	ILS	200	0	(7)
10/2022	ZAR	2,189	$144	11	0
11/2022	$418	ILS	1,300	0	(42)
11/2022	167	ZAR	2,617	0	(8)

Total Forward Foreign Currency Contracts	$750	$(590)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	11,200	$107	$272

Total Purchased Options	$107	$272

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2022 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250%	07/20/2022	400	$(4)	$(8)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	200	(2)	(2)
JPM	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	400	(4)	(4)

$(10)	$(14)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	21,700	$(104)	$(296)

Total Written Options	$(114)	$(310)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	2.451%	EUR	700	$162	$(99)	$63	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,238	$(313)	$317	$4	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	Receive	ERAEMLT Index	9,659	1.910% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/09/2022	$37,025	$0	$(6,340)	$0	$(6,340)
JPM	Receive	ERAEMLT Index	17,219	2.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/15/2023	55,234	0	(95)	0	(95)
Receive	ERAEMLT Index	21,146	2.560% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/05/2023	74,343	0	(6,825)	0	(6,825)
MEI	Receive	ERAEMLT Index	7,482	2.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/08/2023	24,000	0	(40)	0	(40)

$0	$(13,300)	$0	$(13,300)

Total Swap Agreements	$(151)	$(13,082)	$67	$(13,300)

(i)

Securities with an aggregate market value of $20,300 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2022 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,838	$0	$4,838
Industrials	0	923	0	923
Municipal Bonds & Notes
Illinois	0	86	0	86
Nebraska	0	85	0	85
U.S. Government Agencies	0	16,387	0	16,387
Non-Agency Mortgage-Backed Securities	0	26,858	0	26,858
Asset-Backed Securities	0	34,400	0	34,400
Sovereign Issues	0	583	0	583
Short-Term Instruments
Commercial Paper	0	999	0	999
Repurchase Agreements	0	51,500	0	51,500
Short-Term Notes	0	5,001	0	5,001
U.S. Treasury Bills	0	62,307	0	62,307
U.S. Treasury Cash Management Bills	0	10,171	0	10,171

	$0	$214,138	$0	$214,138
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,751	$0	$0	$8,751

Total Investments	$8,751	$214,138	$0	$222,889

Short Sales, at Value - Liabilities
Sovereign Issues	0	(1,610)	0	(1,610)
U.S. Government Agencies	0	(10,611)	0	(10,611)

	$0	$(12,221)	$0	$(12,221)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	575	0	577
Over the counter	0	1,089	0	1,089

	$2	$1,664	$0	$1,666
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(41)	(516)	0	(557)
Over the counter	0	(14,200)	0	(14,200)

	$(41)	$(14,716)	$0	$(14,757)

Total Financial Derivative Instruments	$(39)	$(13,052)	$0	$(13,091)

Totals	$8,712	$188,865	$0	$197,577

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO RAE PLUS Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.5% ¤
CORPORATE BONDS & NOTES 13.2%
BANKING & FINANCE 9.5%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$800	$675
3.300% due 01/30/2032		800	641
4.125% due 07/03/2023		235	233
American Tower Corp. 3.800% due 08/15/2029		194	178
Aviation Capital Group LLC
4.375% due 01/30/2024		14	14
5.500% due 12/15/2024		400	397
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		187	153
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(g)(h)	EUR	2,800	2,826
Banco BTG Pactual SA 4.500% due 01/10/2025		$201	194
Bank of America Corp.
2.843% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,700	1,678
3.974% due 02/07/2030 •		166	157
Barclays PLC
2.791% (US0003M + 1.380%) due 05/16/2024 ~		6,691	6,690
3.650% due 03/16/2025		700	686
3.932% due 05/07/2025 •		500	492
4.375% due 01/12/2026		700	694
4.375% due 03/15/2028 •(g)(h)		500	385
4.972% due 05/16/2029 •		200	197
7.125% due 06/15/2025 •(g)(h)	GBP	1,200	1,405
7.250% due 03/15/2023 •(g)(h)		1,302	1,562
7.750% due 09/15/2023 •(g)(h)		$2,300	2,266
Citigroup, Inc. 3.200% due 10/21/2026		600	571
Credit Suisse Group AG
2.961% (US0003M + 1.240%) due 06/12/2024 ~		2,700	2,704
4.194% due 04/01/2031 •		250	221
4.550% due 04/17/2026		1,100	1,077
7.500% due 07/17/2023 •(g)(h)		1,700	1,573
7.500% due 12/11/2023 •(g)(h)		3,080	2,942
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,700	1,657
1.625% due 01/20/2027		3,000	2,819
1.750% due 01/17/2028		400	366
2.601% (US0003M + 1.190%) due 11/16/2022 ~		$111	111
2.783% (US0003M + 1.230%) due 02/27/2023 ~		5,591	5,585
3.961% due 11/26/2025 •		600	580
Discover Bank 4.650% due 09/13/2028		1,006	969
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,869	1,805
Erste Group Bank AG 6.500% due 04/15/2024 •(g)(h)	EUR	800	818
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		1,200	1,165
Ford Motor Credit Co. LLC
3.350% due 11/01/2022		$200	199
3.550% due 10/07/2022		900	897
4.063% due 11/01/2024		300	285
5.584% due 03/18/2024		500	498
General Motors Financial Co., Inc. 3.275% (US0003M + 0.990%) due 01/05/2023 ~		7	7
Goldman Sachs Group, Inc.
3.330% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,770
4.223% due 05/01/2029 •		166	160
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	254
4.292% due 09/12/2026 •		1,500	1,468
4.300% due 03/08/2026		500	496
5.250% due 09/16/2022 •(g)(h)	EUR	1,000	1,035
ING Groep NV
3.875% due 05/16/2027 •(g)(h)		$2,000	1,458
4.250% due 05/16/2031 •(g)(h)		200	137
International Lease Finance Corp. 5.875% due 08/15/2022		14	14

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(g)(h)	EUR	700	700
7.750% due 01/11/2027 •(g)(h)		900	898
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(g)(h)		$2,200	2,150
Mitsubishi UFJ Financial Group, Inc. 0.198% due 05/30/2023 •	EUR	900	945
Nationwide Building Society 4.363% due 08/01/2024 •		$2,200	2,203
Natwest Group PLC
3.747% (US0003M + 1.550%) due 06/25/2024 ~		2,000	2,002
4.519% due 06/25/2024 •		1,600	1,597
4.892% due 05/18/2029 •		1,784	1,731
5.076% due 01/27/2030 •		1,700	1,666
8.000% due 08/10/2025 •(g)(h)		900	893
Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		400	368
2.600% due 09/28/2022		590	587
2.650% due 07/13/2022		1,407	1,407
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	18,788	2,178
Nykredit Realkredit AS 1.500% due 10/01/2053		81,057	9,396
Realkredit Danmark AS 1.500% due 10/01/2053		23,948	2,780
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$2,500	2,501
Societe Generale SA
7.375% due 10/04/2023 •(g)(h)		300	289
7.875% due 12/18/2023 •(g)(h)		1,000	982
Standard Chartered PLC 7.750% due 04/02/2023 •(g)(h)		300	297
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		3,800	3,013
UBS AG
5.125% due 05/15/2024 (h)		3,270	3,269
7.625% due 08/17/2022 (h)		3,350	3,360
UBS Group AG 4.751% due 05/12/2028 •		5,300	5,250
VICI Properties LP 4.750% due 02/15/2028		1,800	1,721
Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	500	512
1.741% due 05/04/2030 •		1,100	1,026
2.879% due 10/30/2030 •		$900	792
3.000% due 02/19/2025		62	61
3.000% due 04/22/2026		1,000	953
WPC Eurobond BV 2.250% due 04/09/2026	EUR	201	198

			112,889

INDUSTRIALS 3.2%
Aker BP ASA 2.875% due 01/15/2026		$450	426
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		1,600	1,357
BAT Capital Corp. 3.222% due 08/15/2024		207	201
BAT International Finance PLC 3.950% due 06/15/2025		614	603
Boeing Co. 2.750% due 02/01/2026		900	837
Bristol-Myers Squibb Co. 3.400% due 07/26/2029		52	50
Broadcom, Inc.
2.450% due 02/15/2031		900	724
3.137% due 11/15/2035		300	228
3.187% due 11/15/2036		1,600	1,218
3.419% due 04/15/2033		2,400	1,987
3.469% due 04/15/2034		1,100	897
3.500% due 02/15/2041		500	378
3.750% due 02/15/2051		200	148
Caterpillar, Inc. 2.600% due 09/19/2029		180	165
Charter Communications Operating LLC
2.936% (US0003M + 1.650%) due 02/01/2024 ~		242	244
4.908% due 07/23/2025		1,670	1,676
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		800	733
DAE Funding LLC 1.625% due 02/15/2024		1,800	1,706
Energy Transfer LP 4.250% due 03/15/2023		28	28
Expedia Group, Inc. 6.250% due 05/01/2025		264	272

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Hyatt Hotels Corp. 1.800% due 10/01/2024		2,900	2,743
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	152	139
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		$1,564	1,364
Imperial Brands Finance PLC
3.125% due 07/26/2024		598	579
3.500% due 07/26/2026		300	282
INEOS Finance PLC 2.125% due 11/15/2025	EUR	187	177
Magallanes, Inc.
4.054% due 03/15/2029		$700	642
4.279% due 03/15/2032		2,500	2,237
Micron Technology, Inc. 5.327% due 02/06/2029		97	97
MPLX LP 2.650% due 08/15/2030		1,000	836
Nakilat, Inc. 6.067% due 12/31/2033		96	102
Netflix, Inc. 3.875% due 11/15/2029	EUR	1,200	1,138
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$700	689
3.522% due 09/17/2025		1,500	1,421
4.345% due 09/17/2027		2,900	2,664
4.810% due 09/17/2030		900	800
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		1,000	894
Pfizer, Inc. 3.450% due 03/15/2029		166	161
Sands China Ltd.
2.550% due 03/08/2027		1,400	1,022
3.100% due 03/08/2029		1,600	1,135
3.250% due 08/08/2031		1,600	1,060
5.400% due 08/08/2028		1,700	1,313
T-Mobile USA, Inc.
2.250% due 02/15/2026		500	451
2.700% due 03/15/2032		1,000	840
3.375% due 04/15/2029		600	527
3.500% due 04/15/2031		900	779

			37,970

UTILITIES 0.5%
American Water Capital Corp. 3.450% due 06/01/2029		166	156
Edison International 5.750% due 06/15/2027		62	63
Pacific Gas & Electric Co.
1.700% due 11/15/2023		2,100	2,025
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~		2,100	2,092
3.000% due 06/15/2028		800	690
4.550% due 07/01/2030		900	800
Southern California Edison Co. 3.650% due 03/01/2028		131	124
Sprint Communications, Inc. 6.000% due 11/15/2022		14	14
Sprint Corp.
7.125% due 06/15/2024		35	36
7.875% due 09/15/2023		76	79

			6,079

Total Corporate Bonds & Notes (Cost $175,026)			156,938

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046		705	620

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		163	175

Total Municipal Bonds & Notes (Cost $866)			795

U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae
1.066% (US0001M + 0.060%) due 12/25/2036 ~		24	24
1.356% due 09/25/2042 •		156	155
1.465% due 10/01/2034 •		1	1
1.523% due 06/01/2043 •		44	45
1.524% due 07/01/2044 •		7	8

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

1.565% due 11/01/2034 •	2	2
1.720% due 10/01/2035 •	14	13
1.765% due 01/01/2035 •	24	23
1.775% due 09/01/2035 •	25	25
1.805% due 07/01/2035 •	10	10
1.901% due 08/01/2035 •	34	34
1.915% due 07/01/2034 •	100	100
1.974% due 03/25/2037 - 07/25/2037 •	16	17
1.987% due 09/01/2035 •	8	8
2.004% due 07/25/2037 •	19	19
2.024% (US0001M + 0.400%) due 09/25/2035 ~	39	39
2.032% due 08/01/2035 •	70	72
2.071% due 12/01/2033 •	11	11
2.084% due 05/25/2035 ~	6	6
2.137% due 11/01/2035 •	15	16
2.223% due 07/01/2035 •	16	16
2.273% due 12/01/2033 •	40	40
2.344% due 06/25/2037 •	22	22
2.374% (US0001M + 0.750%) due 01/25/2040 ~	6	7
2.444% (US0001M + 0.820%) due 12/25/2039 ~	12	12
2.524% due 07/25/2039 •	6	6
2.547% due 07/01/2036 •	20	21
2.550% due 03/01/2035 •	2	2
2.553% due 09/01/2036 •	12	12
2.569% due 06/01/2035 •	36	37
2.574% due 05/01/2036 •	17	18
2.578% due 08/01/2036 •	14	15
2.978% due 06/01/2035 •	41	41
3.315% due 05/01/2035 •	1	1
4.226% (US0001M + 5.850%) due 03/25/2041 ~(a)	197	22
5.076% due 03/25/2036 •(a)	80	8
20.066% (US0001M + 26.560%) due 12/25/2036 ~	5	6
Freddie Mac
1.524% due 02/25/2045 •	11	11
1.654% due 02/15/2037 •	2	2
1.874% (US0001M + 0.550%) due 07/15/2041 ~	243	244
1.884% (US0001M + 0.260%) due 08/25/2031 ~	27	26
1.894% due 06/15/2041 •	235	236
1.994% due 08/15/2037 •	68	69
2.024% due 08/15/2037 •	83	84
2.179% due 01/15/2038 •	39	40
4.000% due 11/01/2047 - 03/01/2049	1,536	1,543
4.500% due 01/15/2041 - 04/01/2041	204	208
5.000% due 03/01/2038	1,070	1,130
5.146% due 07/15/2036 •(a)	105	13
5.376% due 04/15/2036 •(a)	19	2
5.500% due 06/01/2027 - 05/01/2040	435	465
6.000% due 02/01/2034 - 10/01/2039	608	656
Ginnie Mae
1.750% due 11/20/2044 •	35	35
2.857% due 04/20/2068 •	109	108
3.500% due 01/15/2042 - 07/15/2045	3,611	3,590
5.000% due 06/15/2034 - 06/15/2041	1,238	1,307
6.000% due 05/15/2037 - 07/15/2037	43	45
Ginnie Mae, TBA 5.000% due 07/01/2052	6,200	6,355
U.S. Small Business Administration
5.290% due 12/01/2027	36	36
5.600% due 09/01/2028	330	336
Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 02/01/2049	12,876	12,589
4.000% due 07/01/2025 - 11/01/2028	637	645
4.500% due 04/01/2023 - 06/01/2042	1,465	1,498
5.500% due 10/01/2023 - 12/01/2039	915	969
6.000% due 05/01/2035 - 05/01/2041	280	301
6.500% due 09/01/2034	2	2
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2052	400	384
4.000% due 07/01/2037	1,000	1,009
4.500% due 07/01/2037 - 08/01/2052	28,200	28,319

Total U.S. Government Agencies (Cost $63,926)		63,171

U.S. TREASURY OBLIGATIONS 19.7%
U.S. Treasury Bonds
1.375% due 11/15/2040	16,300	11,745
1.625% due 11/15/2050	700	493
3.000% due 08/15/2048	628	594
3.000% due 02/15/2049	22,987	21,916
4.625% due 02/15/2040	8,790	10,468
U.S. Treasury Inflation Protected Securities (f)
0.625% due 02/15/2043	899	795
0.750% due 02/15/2045	1,841	1,652
1.000% due 02/15/2046 (k)	5,479	5,202
1.000% due 02/15/2048	8,412	8,046
1.375% due 02/15/2044	6,917	7,087

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

U.S. Treasury Notes
0.375% due 12/31/2025 (k)		2,800	2,552
0.500% due 02/28/2026		11,800	10,758
1.500% due 10/31/2024 (k)		1,741	1,682
1.750% due 12/31/2024 (k)		10,300	9,984
2.000% due 07/31/2022 (k)		27,603	27,623
2.375% due 08/15/2024 (k)		18,300	18,063
2.375% due 05/15/2029		22,100	21,175
2.625% due 12/31/2025		14,245	14,048
2.750% due 02/15/2024 (k)		9,000	8,971
3.000% due 09/30/2025		35,731	35,689
3.000% due 10/31/2025		14,531	14,511

Total U.S. Treasury Obligations (Cost $248,256)			233,054

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%
280 Park Avenue Mortgage Trust 2.271% (US0001M + 1.080%) due 09/15/2034 ~		4,000	3,891
Adjustable Rate Mortgage Trust
2.717% due 01/25/2036 ^~		128	105
2.925% due 09/25/2035 ^~		1	1
American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		33	27
APS Resecuritization Trust 1.289% due 08/28/2054 ~		3,709	3,513
AREIT Trust 3.343% due 11/17/2038 •		1,500	1,427
Banc of America Funding Trust
1.992% due 12/20/2046 ^•		104	97
2.032% due 04/20/2047 ^•		4	4
2.172% due 06/20/2047 •		267	231
2.496% due 09/20/2034 ~		1	1
6.412% due 10/25/2036 ^þ		2,117	1,917
Bear Stearns Adjustable Rate Mortgage Trust
2.066% due 04/25/2033 ~		2	2
2.371% due 01/25/2034 ~		154	152
2.572% due 08/25/2033 ~		3	3
2.588% due 01/25/2033 ~		41	41
3.899% due 07/25/2034 ~		7	6
Bear Stearns ALT-A Trust
1.944% (US0001M + 0.320%) due 02/25/2034 ~		102	95
2.124% due 01/25/2036 ^•		7	9
2.752% due 05/25/2035 ~		3	2
3.074% due 09/25/2035 ^~		27	18
Bear Stearns Structured Products, Inc. Trust 3.490% due 01/26/2036 ^~		103	85
BellaVista Mortgage Trust 2.226% due 01/22/2045 •		919	825
Chase Mortgage Finance Trust 3.442% due 02/25/2037 ~		203	203
ChaseFlex Trust 1.924% due 07/25/2037 •		422	398
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.874% due 01/25/2036 •		143	134
1.874% due 06/25/2036 •		243	230
1.924% due 08/25/2035 •		745	701
Citigroup Mortgage Loan Trust
2.470% due 10/25/2035 •		10	9
3.950% due 05/25/2035 •		11	11
Countrywide Alternative Loan Trust
1.476% (12MTA + 1.000%) due 12/25/2035 ~		7	6
1.984% due 05/25/2047 •		132	115
2.004% due 09/25/2046 ^•		432	411
2.024% (US0001M + 0.400%) due 08/25/2037 ~		13	9
2.036% due 08/25/2035 •		1,598	1,451
2.124% (US0001M + 0.500%) due 05/25/2035 ^~		3,503	2,696
2.184% due 02/25/2037 •		759	622
2.252% due 12/20/2035 •		52	47
2.264% due 11/25/2035 •		267	220
3.316% due 05/25/2036 ~		244	192
5.500% due 11/25/2035		6	4
6.000% due 06/25/2047 ^		3,541	2,178
6.250% due 08/25/2036		144	97
Countrywide Home Loan Mortgage Pass-Through Trust
1.985% due 02/20/2036 ^•		9	8
2.284% due 02/25/2035 •		2	1
2.424% due 09/25/2034 •		54	52
3.571% due 08/25/2034 ~		1	1
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		3,884	3,628
2.688% due 03/25/2059 ~		945	913
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.284% due 02/25/2036 •		1,223	1,194
2.374% due 10/25/2047 •		232	196
Eurohome UK Mortgages PLC 1.739% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	21	25

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

First Horizon Alternative Mortgage Securities Trust 2.949% due 08/25/2035 ^~		$115	104
First Horizon Mortgage Pass-Through Trust 3.213% due 08/25/2035 ~		39	27
Frost CMBS DAC 1.150% (EUR003M + 1.150%) due 11/22/2026 ~	EUR	1,698	1,715
FWD Securitization Trust 2.240% due 01/25/2050 ~		$76	74
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.684% due 10/25/2033 ~		22	22
GSR Mortgage Loan Trust
2.668% due 11/25/2035 ~		29	28
2.938% due 09/25/2035 ~		59	57
6.000% due 05/25/2037 ^		242	187
HarborView Mortgage Loan Trust
1.817% due 12/19/2036 •		59	52
1.832% due 07/19/2047 •		233	214
2.112% (US0001M + 0.500%) due 01/19/2036 ~		372	238
2.152% (US0001M + 0.540%) due 03/19/2035 ~		965	945
IndyMac INDX Mortgage Loan Trust
2.024% (US0001M + 0.400%) due 11/25/2046 ~		9,676	9,277
2.264% (US0001M + 0.640%) due 07/25/2045 ~		4	3
3.002% due 01/25/2036 ^~		95	86
JP Morgan Mortgage Trust
2.976% due 04/25/2037 ~		4	4
5.750% due 01/25/2036 ^		11	6
Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		2,135	2,047
2.250% due 07/25/2067 þ		1,597	1,495
Lehman XS Trust
1.874% due 08/25/2037 •		76	71
2.024% due 07/25/2047 ^•		4,599	4,474
MASTR Adjustable Rate Mortgages Trust
1.276% due 12/25/2046 •		2,396	1,994
1.276% (12MTA + 0.800%) due 12/25/2046 ~		2,678	2,363
2.493% due 10/25/2033 ~		55	43
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.764% (US0001M + 0.440%) due 12/15/2030 ~		112	107
Merrill Lynch Alternative Note Asset Trust 2.024% due 03/25/2037 •		475	147
Merrill Lynch Mortgage Investors Trust
2.044% due 02/25/2036 •		64	60
2.120% due 05/25/2033 ~		4	4
2.124% due 11/25/2035 •		15	14
Morgan Stanley Capital Trust 2.773% (US0001M + 1.449%) due 12/15/2023 ~		3,500	3,364
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,601	2,521
3.500% due 10/25/2059 ~		54	52
Nomura Resecuritization Trust 2.524% (US0001M + 0.900%) due 03/25/2037 ~		2,363	2,224
PHH Alternative Mortgage Trust 1.944% (US0001M + 0.320%) due 02/25/2037 ~		195	146
PRET LLC 1.843% due 09/25/2051 þ		4,665	4,387
Prima Capital CRE Securitization Ltd. 3.500% due 04/15/2038		4,800	4,849
Ready Capital Mortgage Financing LLC
3.717% due 06/25/2037 •		2,300	2,294
4.361% due 06/25/2037 •		4,700	4,688
Residential Accredit Loans, Inc. Trust
1.964% due 01/25/2037 •		196	169
1.994% (US0001M + 0.370%) due 08/25/2036 ~		807	748
4.084% due 12/25/2035 ^~		304	259
Residential Asset Securitization Trust
6.000% due 09/25/2036		910	343
6.000% due 05/25/2037 ^		353	234
6.250% due 07/25/2036 ^		377	323
Sequoia Mortgage Trust
1.274% due 03/20/2035 •		1	1
1.995% due 07/20/2036 •		180	160
2.015% (US0001M + 0.420%) due 06/20/2036 ~		215	205
SFO Commercial Mortgage Trust 2.824% due 05/15/2038 •		4,500	4,266
Structured Adjustable Rate Mortgage Loan Trust
1.876% due 01/25/2035 ^•		100	87
1.944% due 10/25/2035 •		1,538	1,448
2.853% due 09/25/2035 ~		38	35
2.961% due 08/25/2035 ~		56	52
3.032% due 01/25/2035 ~		42	42
3.451% due 11/25/2035 ^~		60	55
Structured Asset Mortgage Investments Trust
2.095% due 07/19/2035 •		32	30
2.184% (US0001M + 0.560%) due 02/25/2036 ^~		67	62
2.295% due 02/19/2035 •		2	2
3.079% due 05/25/2047 ^~		2,334	1,941

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Taurus UK DAC 1.458% due 05/17/2031 •	GBP	794	934
Towd Point Mortgage Funding 1.361% due 07/20/2045 •		565	687
Wachovia Mortgage Loan Trust LLC 2.548% due 05/20/2036 ^~		$60	60
WaMu Mortgage Pass-Through Certificates Trust
1.286% due 07/25/2047 •		38	32
1.356% due 10/25/2046 ^•		426	376
1.466% due 06/25/2046 •		3,062	2,839
1.473% due 02/27/2034 •		36	36
1.476% due 02/25/2046 •		258	236
1.676% due 11/25/2042 •		18	17
1.723% (COF 11 + 1.500%) due 08/25/2046 ~		4,593	4,192
1.723% (COF 11 + 1.500%) due 10/25/2046 ~		59	54
1.824% (COF 11 + 1.500%) due 12/25/2046 ~		327	317
2.164% due 12/25/2045 •		2,537	2,450
2.204% due 10/25/2045 •		14	13
2.264% (US0001M + 0.640%) due 01/25/2045 ~		88	83
2.550% due 01/25/2037 ^~		535	487
2.713% due 12/25/2036 ^~		161	148
3.213% due 06/25/2037 ^~		1,292	1,201
Washington Mutual Mortgage Pass-Through Certificates Trust
1.226% due 02/25/2047 ^•		180	167
6.000% due 07/25/2036		1,360	1,093
Wells Fargo Alternative Loan Trust
3.411% due 07/25/2037 ^~		1,923	1,724
6.250% due 07/25/2037 ^		128	115
Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		406	402

Total Non-Agency Mortgage-Backed Securities (Cost $106,009)			106,712

ASSET-BACKED SECURITIES 27.0%
ACE Securities Corp. Home Equity Loan Trust
2.239% due 12/25/2035 •		4,500	4,310
3.424% (US0001M + 1.800%) due 10/25/2032 ~		1	1
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	2,400	2,466
Arbor Realty Commercial Real Estate Notes Ltd.
3.679% due 05/15/2037 •		$2,700	2,680
4.179% (TSFR1M + 2.900%) due 05/15/2037 ~		2,700	2,680
Ares European CLO 0.660% due 10/15/2030 •	EUR	4,492	4,622
Argent Securities Trust 1.734% due 09/25/2036 •		$83	30
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.444% (US0001M + 0.820%) due 02/25/2034 ~		792	746
2.704% (US0001M + 1.080%) due 01/25/2034 ~		130	123
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	6,100	6,228
Asset-Backed Funding Certificates Trust
1.844% due 01/25/2037 •		$2,675	1,657
2.674% due 03/25/2034 ^•		1,723	1,656
Asset-Backed Securities Corp. Home Equity Loan Trust
2.204% due 03/25/2036 •		11,443	9,565
2.584% due 07/25/2035 •		128	128
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	2,700	2,746
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$15	15
Bear Stearns Asset-Backed Securities Trust
1.944% due 08/25/2036 •		822	782
2.164% due 06/25/2036 •		1,015	1,012
2.644% (US0001M + 1.020%) due 10/25/2035 ~		1,101	1,066
Benefit Street Partners CLO Ltd.
1.994% due 10/15/2030 •		2,000	1,963
2.544% due 10/15/2030 •		3,300	3,143
Black Diamond CLO DAC 0.980% (EUR003M + 0.980%) due 05/15/2032 ~	EUR	3,700	3,789
Blackrock European CLO DAC 0.620% (EUR003M + 0.620%) due 10/15/2031 ~		2,300	2,331
Cairn CLO DAC 0.780% (EUR003M + 0.780%) due 10/15/2031 ~		1,300	1,328
Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		2,300	2,355
0.890% due 08/15/2032 •		2,900	2,948
CarNow Auto Receivables Trust 3.440% due 07/15/2024		$664	662
Carrington Mortgage Loan Trust 1.884% due 02/25/2037 •		407	381
CIT Mortgage Loan Trust 2.974% due 10/25/2037 •		1,075	1,071
Citigroup Mortgage Loan Trust
1.774% due 12/25/2036 •		376	158
1.944% (US0001M + 0.320%) due 09/25/2036 ~		2,987	2,288

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Citigroup Mortgage Loan Trust, Inc. 2.524% (US0001M + 0.900%) due 09/25/2035 ^~		4,687	4,445
Countrywide Asset-Backed Certificates 2.124% due 01/25/2046 ^•		8,859	8,358
Countrywide Asset-Backed Certificates Trust
1.764% due 07/25/2037 ^•		1,223	1,198
1.774% due 06/25/2047 ^•		14	14
1.824% (US0001M + 0.200%) due 06/25/2037 ^~		2,412	2,434
1.874% due 06/25/2047 •		1,892	1,813
1.904% due 12/25/2046 •		1,265	1,172
1.914% due 10/25/2047 •		2,900	2,622
1.924% due 03/25/2047 ^•		117	114
2.024% due 08/25/2036 •		40	40
2.144% due 12/25/2036 ^•		5,318	5,012
2.209% (US0001M + 0.585%) due 05/25/2036 ~		1,538	1,493
2.224% due 06/25/2036 •		27	27
2.749% due 12/25/2034 •		18	18
Credit-Based Asset Servicing & Securitization Trust 1.684% (US0001M + 0.060%) due 11/25/2036 ~		21	10
Fremont Home Loan Trust
1.684% (US0001M + 0.060%) due 01/25/2037 ~		11	5
2.284% due 01/25/2036 •		60	58
Gallatin CLO Ltd. 2.694% due 07/15/2031 •		2,700	2,600
GoldenTree Loan Management EUR CLO DAC 0.900% due 01/20/2032 •	EUR	14,200	14,459
GSAA Home Equity Trust 1.864% due 06/25/2036 •		$71	18
GSAMP Trust
1.714% (US0001M + 0.090%) due 01/25/2037 ~		2,385	1,535
1.754% due 12/25/2046 •		1,485	865
1.774% due 12/25/2046 •		34	18
1.854% due 01/25/2037 •		4,200	3,676
Halseypoint Clo Ltd. 2.503% due 07/20/2031 •		1,300	1,282
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	1,400	1,433
0.760% due 07/15/2031 •		5,800	5,853
1.040% due 07/15/2031		800	795
Home Equity Asset Trust 3.224% due 12/25/2034 •		$985	973
HSI Asset Securitization Corp. Trust
1.844% due 12/25/2036 •		960	310
2.089% (US0001M + 0.465%) due 03/25/2036 ~		10,589	9,603
JP Morgan Mortgage Acquisition Trust
1.924% (US0001M + 0.300%) due 07/25/2036 ~		69	35
1.924% (US0001M + 0.300%) due 03/25/2037 ~		298	281
Jubilee CLO DAC
0.600% due 04/15/2030 •	EUR	2,300	2,377
0.650% due 04/15/2031 •		1,000	1,014
KKR CLO Ltd.
1.984% due 07/18/2030 •		$2,050	2,017
2.194% due 01/16/2028 •		2,500	2,458
2.644% due 07/18/2030 •		3,700	3,570
Laurelin DAC 0.720% (EUR003M + 0.720%) due 10/20/2031 ~	EUR	3,700	3,800
LCM LP 2.544% due 07/19/2027 •		$3,100	3,006
LendingClub Receivables Trust
3.750% due 01/15/2027		2,267	2,241
3.750% due 12/15/2045		1,258	1,244
4.000% due 08/15/2025		1,611	1,598
Long Beach Mortgage Loan Trust
2.064% due 02/25/2036 •		162	158
2.184% due 10/25/2034 •		17	16
2.599% (US0001M + 0.975%) due 04/25/2035 ~		116	114
M360 Ltd. 3.876% (US0001M + 2.250%) due 11/22/2038 ~		2,700	2,663
Madison Park Euro Funding DAC 0.800% due 07/15/2032 •	EUR	1,800	1,828
Man GLG Euro CLO DAC
0.680% due 10/15/2030 •		797	818
0.690% due 12/15/2031 •		3,600	3,692
MASTR Asset-Backed Securities Trust
1.944% (US0001M + 0.320%) due 10/25/2036 ~		$325	181
2.104% due 03/25/2036 •		49	37
MF1 Ltd.
2.542% due 02/19/2037 •		5,900	5,620
3.062% (US0001M + 1.450%) due 10/16/2036 ~		4,600	4,356
3.362% due 10/16/2036 •		4,600	4,338
3.460% due 06/19/2037 •		11,800	11,563
MFA Trust 2.363% due 03/25/2060 þ		630	608
Morgan Stanley ABS Capital, Inc. Trust
1.754% due 01/25/2037 •		3,657	1,715
1.754% (US0001M + 0.130%) due 02/25/2037 ~		944	849

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

1.874% (US0001M + 0.250%) due 03/25/2037 ~		2,800	1,343
1.904% due 08/25/2036 •		449	252
2.554% (US0001M + 0.930%) due 11/25/2034 ~		203	198
2.554% due 07/25/2035 •		201	198
Morgan Stanley Home Equity Loan Trust 1.794% due 04/25/2037 •		1,799	1,031
Morgan Stanley Mortgage Loan Trust
2.344% (US0001M + 0.720%) due 04/25/2037 ~		39	14
6.465% due 09/25/2046 ^þ		762	336
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.954% due 10/25/2036 ^•		169	40
NovaStar Mortgage Funding Trust
1.754% due 03/25/2037 •		5,254	3,724
1.944% due 10/25/2036 •		240	146
Oak Hill European Credit Partners Designated Activity Co. 0.730% due 01/20/2032 •	EUR	1,899	1,956
Oaktree CLO Ltd. 2.183% due 10/20/2032 •		$3,300	3,206
Option One Mortgage Loan Trust Asset-Backed Certificates 2.359% due 11/25/2035 •		6,767	5,750
Ownit Mortgage Loan Trust 2.524% (US0001M + 0.900%) due 10/25/2036 ^~		34	33
OZLM Ltd.
2.513% due 07/20/2032 •		2,500	2,418
2.763% due 07/20/2032 •		1,500	1,424
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		2,247	2,171
4.970% due 01/15/2030		2,500	2,484
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	4,984	5,159
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.599% due 07/25/2035 •		$3,200	2,740
3.349% due 02/25/2035 •		3,359	3,047
PRET LLC
1.744% due 07/25/2051 þ		1,647	1,545
2.487% due 07/25/2051 þ		6,482	6,091
5.240% due 04/25/2052 þ		3,389	3,334
6.170% due 06/25/2052 «þ		5,700	5,721
RAAC Trust 2.134% due 08/25/2036 •		2	2
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		1,200	1,181
Residential Asset Mortgage Products Trust
2.299% due 11/25/2035 •		228	223
2.689% (US0001M + 0.710%) due 05/25/2035 ~		2,000	1,895
Residential Asset Securities Corp. Trust 2.254% due 10/25/2035 •		141	141
Securitized Asset-Backed Receivables LLC Trust
2.124% due 05/25/2036 •		8,607	5,059
2.344% due 10/25/2035 •		304	272
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	3,050	3,107
SG Mortgage Securities Trust 1.984% due 02/25/2036 •		$9,103	5,460
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,037	2,913
Soundview Home Loan Trust
1.704% due 06/25/2037 •		64	46
1.824% due 06/25/2037 •		118	88
1.884% due 02/25/2037 •		149	46
2.089% due 02/25/2036 •		170	161
Specialty Underwriting & Residential Finance Trust 2.224% due 12/25/2036 •		1,078	1,020
Starwood Mortgage Trust 2.579% due 11/15/2038 •		9,100	8,669
Structured Asset Investment Loan Trust 2.344% due 06/25/2035 •		2,873	2,863
Structured Asset Securities Corp. Mortgage Loan Trust
1.784% due 03/25/2036 •		1,643	1,532
2.044% due 02/25/2037 •		1,906	1,799
Symphony Static CLO Ltd. 2.014% (US0003M + 0.830%) due 10/25/2029 ~		1,471	1,444
Theorem Funding Trust 1.850% due 02/15/2028		2,848	2,794
TIAA CLO Ltd. 2.763% (US0003M + 1.700%) due 01/20/2032 ~		6,900	6,581
Toro European CLO DAC
0.810% due 02/15/2034 •	EUR	4,200	4,254
0.920% due 01/12/2032 •		12,200	12,419
Towd Point Mortgage Trust 2.624% (US0001M + 1.000%) due 05/25/2058 ~		$1,402	1,388

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

WaMu Asset-Backed Certificates WaMu Trust 1.864% due 05/25/2037 •		500	436

Total Asset-Backed Securities (Cost $335,351)			319,534

SOVEREIGN ISSUES 0.6%
Argentina Government International Bond
0.500% due 07/09/2030 þ		2,282	492
1.000% due 07/09/2029		288	68
1.125% due 07/09/2035 þ		3,354	706
2.500% due 07/09/2041 þ		8,905	2,315
15.500% due 10/17/2026	ARS	3,616	4
Israel Government International Bond
0.750% due 07/31/2022	ILS	6,500	1,861
1.250% due 11/30/2022		6,400	1,833

Total Sovereign Issues (Cost $11,279)			7,279

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
CaixaBank SA 6.750% due 06/13/2024 •(g)(h)		400,000	405
JPMorgan Chase & Co. 4.709% (US0003M + 3.470%) due 10/30/2022 ~(g)		1,436,000	1,363
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		780,500	796
Truist Financial Corp. 4.950% due 09/01/2025 •(g)		1,300,000	1,269

Total Preferred Securities (Cost $4,149)			3,833

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 34.3%
REPURCHASE AGREEMENTS (i) 1.2%			13,741

SHORT-TERM NOTES 2.3%
AmeriCredit Automobile Receivables Trust 2.192% due 06/19/2023		$7,100	7,098
Enterprise Fleet Financing LLC 2.764% due 06/20/2023		13,500	13,516
Exeter Automobile Receivables Trust 1.865% due 06/15/2023		6,800	6,796

			27,410

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (d)(e)	ARS	94,800	318

ISRAEL TREASURY BILLS 1.8%
(0.015)% due 11/02/2022 - 01/04/2023 (c)(d)	ILS	75,200	21,463

U.S. TREASURY BILLS 29.0%
0.827% due 07/14/2022 - 09/29/2022 (c)(d)(m)		$343,600	343,367

Total Short-Term Instruments (Cost $408,890)			406,299

Total Investments in Securities (Cost $1,353,752)			1,297,615

		SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short Asset Portfolio		3,791,333	37,072
PIMCO Short-Term Floating NAV Portfolio III		4,486	43

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $38,048)	37,115

Total Investments in Affiliates (Cost $38,048)	37,115

Total Investments 112.6% (Cost $1,391,800)	$1,334,730
Financial Derivative Instruments (j)(l) (8.2)%(Cost or Premiums, net $346)	(96,752)
Other Assets and Liabilities, net (4.4)%	(52,256)

Net Assets 100.0%	$1,185,722

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^										Security is in default.
«										Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ										Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)										Security is an Interest Only ("IO") or IO Strip.
(b)										Payment in-kind security.
(c)										Coupon represents a weighted average yield to maturity.
(d)										Zero coupon security.
(e)										Coupon represents a yield to maturity.
(f)										Principal amount of security is adjusted for inflation.
(g)										Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)										Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)										REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$13,741		U.S. Treasury Notes 3.000% due 06/30/2024			$(14,016)	$13,741	$13,741

Total Repurchase Agreements									$(14,016)	$13,741	$13,741

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)

U.S. Government Agencies (6.7)%
Uniform Mortgage-Backed Security, TBA						2.000%	07/01/2037		$17,800	$(16,669)	$(16,619)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2052		38,600	(33,240)	(33,474)
Uniform Mortgage-Backed Security, TBA						2.500	08/01/2052		32,000	(28,762)	(28,754)

	Total U.S. Government Agencies									(78,671)	(78,847)

Sovereign Issues (0.6)%
Canada Government International Bond						2.750%	12/01/2048	CAD	10,500	(7,735)	(7,570)

Total Short Sales (7.3)%										$(86,406)	$(86,417)

(1)										Includes accrued interest.
(2)										Payable for short sales includes $(27) of accrued interest.
(j)										FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
										Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2022	1,488	$176,375		$(1,002)		$1,511	$0
U.S. Treasury 30-Year Bond September Futures				09/2022	167	23,150		(168)		282	0

								$(1,170)		$1,793	$0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	82	$(12,785)	$369	$0	$(309)
Euro-Buxl 30-Year Bond September Futures	09/2022	15	(2,571)	111	0	(111)
U.S. Treasury 2-Year Note September Futures	09/2022	1,165	(244,668)	1,387	0	(655)
U.S. Treasury 5-Year Note September Futures	09/2022	2,522	(283,095)	661	0	(1,773)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	484	(74,702)	2,176	0	(1,135)

$4,704	$0	$(3,983)

Total Futures Contracts	$3,534	$1,793	$(3,983)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	1.142%	$1,100	$19	$(25)	$(6)	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	2.327	2,000	(14)	(80)	(94)	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	2,200	(9)	(115)	(124)	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700	1,900	21	(74)	(53)	0	(2)
General Motors Co.	5.000	Quarterly	12/20/2026	2.634	5,200	1,035	(543)	492	0	(7)
Stellantis NV	5.000	Quarterly	12/20/2026	2.172	EUR	3,000	679	(305)	374	0	(20)

$1,731	$(1,142)	$589	$0	$(35)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$3,300	$(121)	$(320)	$(441)	$0	$(1)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	100	(4)	(8)	(12)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	10,200	(363)	(962)	(1,325)	0	(10)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	8,514	265	(502)	(237)	0	(11)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	178,700	2,435	(2,437)	(2)	0	(35)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	EUR	97,400	1,068	(1,939)	(871)	0	(262)

$3,280	$(6,168)	$(2,888)	$0	$(319)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	29,700	$(2,881)	$(2,346)	$(5,227)	$540	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	12,800	2,790	2,136	4,926	0	(381)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	$6,500	40	(595)	(555)	41	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	25,200	(831)	(2,004)	(2,835)	164	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	5,300	110	(648)	(538)	42	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	34,800	(2,254)	(2,452)	(4,706)	272	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	10,400	(164)	(1,079)	(1,243)	66	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	1,700	14	(345)	(331)	10	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022	$10,100	104	(198)	(94)	1	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023	140,000	(181)	(1,338)	(1,519)	197	0
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024	269,700	0	(15,234)	(15,234)	651	0
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024	591,000	0	(34,411)	(34,411)	1,441	0
Receive	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024	135,200	0	1,556	1,556	0	(400)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024	104,500	156	4,055	4,211	0	(296)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	389,900	(11,795)	32,657	20,862	0	(1,325)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	322,400	(10,447)	27,695	17,248	0	(1,168)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025	45,900	1,363	(4,535)	(3,172)	182	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026	164,000	(529)	(13,962)	(14,491)	705	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026	98,900	(85)	610	525	0	(417)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027	140,000	3,022	(14,730)	(11,708)	802	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	32,400	(546)	1,453	907	0	(192)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	61,300	(3,632)	(4,941)	(8,573)	370	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	11,400	819	(319)	500	0	(71)
Pay	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029	52,400	5,629	(5,776)	(147)	374	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	262,500	12,818	(46,367)	(33,549)	1,763	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	68,300	1,764	(10,536)	(8,772)	488	0
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031	114,000	806	16,406	17,212	0	(851)
Receive	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031	57,800	0	7,969	7,969	0	(408)
Receive	3-Month USD-LIBOR	1.170	Semi-Annual	08/04/2031	96,000	0	14,179	14,179	0	(670)
Receive	3-Month USD-LIBOR	0.982	Semi-Annual	02/15/2036	67,000	0	16,184	16,184	0	(465)
Receive	3-Month USD-LIBOR	1.031	Semi-Annual	02/15/2036	116,000	0	27,354	27,354	0	(809)
Pay	3-Month USD-LIBOR	0.836	Semi-Annual	11/15/2045	20,400	0	(7,756)	(7,756)	136	0
Pay	3-Month USD-LIBOR	0.841	Semi-Annual	11/15/2045	14,100	0	(5,349)	(5,349)	94	0
Pay	3-Month USD-LIBOR	0.896	Semi-Annual	11/15/2045	36,700	0	(13,574)	(13,574)	248	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	19,600	3,999	2,606	6,605	0	(133)
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	30,700	(2,886)	(3,028)	(5,914)	531	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	11,000	1,327	2,587	3,914	0	(285)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	8,900	(5)	(1,164)	(1,169)	14	0
Pay	UKRPI	3.593	Maturity	11/15/2028	4,300	0	(497)	(497)	9	0
Pay	UKRPI	3.595	Maturity	11/15/2028	2,000	33	(263)	(230)	4	0
Pay	UKRPI	3.603	Maturity	11/15/2028	4,400	0	(502)	(502)	10	0
Receive	UKRPI	4.250	Maturity	11/15/2031	5,500	98	196	294	0	(31)

$(1,344)	$(36,306)	$(37,650)	$9,155	$(7,902)

Total Swap Agreements	$3,667	$(43,616)	$(39,949)	$9,155	$(8,256)

(k)	Securities with an aggregate market value of $24,854 and cash of $14,032 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	GBP	13,569	$17,156	$639	$0
07/2022	$22,685	CAD	29,019	65	(206)
07/2022	12,274	DKK	86,298	0	(115)
08/2022	DKK	86,123	$12,274	118	0
08/2022	$3,095	EUR	2,911	0	(36)
BPS	07/2022	CAD	20,072	$15,672	142	(63)
07/2022	$11,927	GBP	9,779	3	(27)
08/2022	3,249	ZAR	51,875	0	(74)
11/2022	293	4,700	0	(8)
CBK	08/2022	ILS	6,594	$1,995	104	0
11/2022	18,486	5,905	562	0
12/2022	44,807	14,403	1,428	0
01/2023	17,597	5,572	466	0
DUB	07/2022	DKK	25,507	3,777	183	0
08/2022	EUR	111,386	118,276	1,215	0
12/2022	ILS	800	253	21	0
12/2022	$41	ZAR	643	0	(2)
GLM	07/2022	BRL	29,016	$5,840	296	0
07/2022	$5,581	BRL	29,016	0	(37)
08/2022	BRL	29,016	$5,538	41	0
09/2022	HKD	2,810	359	0	0
11/2022	ZAR	2,236	139	4	0
HUS	07/2022	$7,685	CAD	9,703	0	(147)
08/2022	CNH	535	$80	0	0
08/2022	EUR	1,108	1,158	0	(6)
05/2023	CNH	539	80	0	0
JPM	08/2022	226	34	0	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

08/2022	SGD	16	12	0	0
MYI	07/2022	DKK	89,064	13,216	667	0
07/2022	$4,031	DKK	28,262	0	(49)
08/2022	DKK	18,075	$2,574	23	0
RBC	08/2022	ZAR	51,875	3,298	123	0
09/2022	$8,092	MXN	166,500	90	0
RYL	07/2022	CAD	9,692	$7,715	186	0
SCX	07/2022	9,517	7,364	0	(30)
08/2022	CNH	949	142	0	0
SOG	07/2022	$15,522	GBP	12,754	4	0
08/2022	GBP	12,754	$15,529	0	(4)
TOR	08/2022	$10,879	GBP	8,964	38	0
UAG	09/2022	HKD	1,019	$130	0	0
09/2022	MXN	165,230	8,292	173	0
10/2022	TRY	2,864	170	16	0

Total Forward Foreign Currency Contracts	$6,607	$(804)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	120,100	$1,153	$2,917

Total Purchased Options	$1,153	$2,917

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200%	07/20/2022	3,000	$(14)	$(7)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	6,700	(19)	(22)
BRC	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	2,400	(11)	(5)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	08/17/2022	3,600	(9)	(7)
GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700	08/17/2022	3,100	(3)	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	7,800	(17)	(12)
JPM	Put - OTC CDX.HY-38 5-Year Index	Sell	95.000	08/17/2022	2,000	(24)	(31)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.250	07/20/2022	2,300	(4)	(1)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	08/17/2022	6,000	(14)	(8)

$(115)	$(93)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	240,300	$(1,153)	$(3,277)

Total Written Options	$(1,268)	$(3,370)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$12,907	$(3,206)	$3,251	$45	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	ERAUSLT Index	312,115	1.860% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/16/2022	$126,197	$0	$(142)	$0	$(142)
CBK	Receive	ERAUSLT Index	83,612	1.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	33,807	0	(34)	0	(34)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

	Receive	ERAUSLT Index	119,640	1.940% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/05/2023	53,452	0	(5,200)	0	(5,200)
HUS	Receive	ERAUSLT Index	622,248	2.030% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/16/2022	284,784	0	(34,510)	0	(34,510)
JPM	Receive	ERAUSLT Index	11,189	1.450% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2022	4,524	0	(6)	0	(6)
	Receive	ERAUSLT Index	636,770	2.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/11/2023	294,570	0	(38,342)	0	(38,342)
	Receive	ERAUSLT Index	145,911	1.910% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/05/2023	67,233	0	(8,292)	0	(8,292)
RBC	Receive	ERAUSLT Index	184,458	1.930% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/19/2023	74,582	0	(89)	0	(89)
UAG	Receive	ERAUSLT Index	463,619	1.843% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/01/2022	195,262	0	(7,947)	0	(7,947)
	Receive	ERAUSLT Index	367,221	1.823% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/14/2022	154,663	0	(6,294)	0	(6,294)

								$0	$(100,856)	$0	$(100,856)

Total Swap Agreements								$(3,206)	$(97,605)	$45	$(100,856)

(m)

Securities with an aggregate market value of $119,925 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$112,889	$0		$112,889
Industrials						0	37,970	0		37,970
Utilities						0	6,079	0		6,079
Municipal Bonds & Notes
California						0	620	0		620
Illinois						0	175	0		175
U.S. Government Agencies						0	63,171	0		63,171
U.S. Treasury Obligations						0	233,054	0		233,054
Non-Agency Mortgage-Backed Securities						0	106,712	0		106,712
Asset-Backed Securities						0	313,813	5,721		319,534
Sovereign Issues						0	7,279	0		7,279
Preferred Securities
Banking & Finance						0	3,833	0		3,833
Short-Term Instruments
Repurchase Agreements						0	13,741	0		13,741
Short-Term Notes						0	27,410	0		27,410
Argentina Treasury Bills						0	318	0		318
Israel Treasury Bills						0	21,463	0		21,463
U.S. Treasury Bills						0	343,367	0		343,367

						$0	$1,291,894	$5,721		$1,297,615
Investments in Affiliates, at Value
Short-Term Instruments

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Central Funds Used for Cash Management Purposes	$37,115	$0	$0	$37,115

Total Investments	$37,115	$1,291,894	$5,721	$1,334,730

Short Sales, at Value - Liabilities
Sovereign Issues	0	(7,570)	0	(7,570)
U.S. Government Agencies	0	(78,847)	0	(78,847)

	$0	$(86,417)	$0	$(86,417)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	10,948	0	10,948
Over the counter	0	9,569	0	9,569

	$0	$20,517	$0	$20,517
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(420)	(11,819)	0	(12,239)
Over the counter	0	(105,030)	0	(105,030)

	$(420)	$(116,849)	$0	$(117,269)

Total Financial Derivative Instruments	$(420)	$(96,332)	$0	$(96,752)

Totals	$36,695	$1,109,145	$5,721	$1,151,561

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO RAE PLUS International Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.8% ¤
CORPORATE BONDS & NOTES 2.6%
BANKING & FINANCE 2.2%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		$51	$50
Equinix, Inc. 1.550% due 03/15/2028		100	84
General Motors Financial Co., Inc. 2.439% (SOFRRATE + 1.200%) due 11/17/2023 ~		500	493
Goldman Sachs Group, Inc. 3.330% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	397
GSPA Monetization Trust 6.422% due 10/09/2029		42	42
Lloyds Banking Group PLC 3.511% due 03/18/2026 •		200	195
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	10,827	1,255
UBS Group AG 4.751% due 05/12/2028 •		$500	495
VICI Properties LP 4.750% due 02/15/2028		100	96

			3,107

INDUSTRIALS 0.4%
DAE Funding LLC 1.625% due 02/15/2024		300	284
Magallanes, Inc.
4.054% due 03/15/2029		100	92
4.279% due 03/15/2032		200	179

			555

Total Corporate Bonds & Notes (Cost $3,992)			3,662

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		5	5

Total Municipal Bonds & Notes (Cost $5)			5

U.S. GOVERNMENT AGENCIES 1.5%
Fannie Mae
0.000% due 08/25/2039 (b)(e)		360	307
1.954% due 04/25/2037 •		4	4
1.974% (US0001M + 0.350%) due 07/25/2037 ~		7	7
2.144% due 10/25/2040 •		22	22
2.358% due 01/25/2031 ~(a)		458	54
4.426% due 03/25/2037 •(a)		168	19
4.476% due 04/25/2037 •(a)		550	67
4.526% due 11/25/2039 •(a)		93	10
4.756% (US0001M + 6.380%) due 03/25/2037 ~(a)		239	27
4.776% due 05/25/2037 •(a)		522	58
5.166% due 04/25/2037 •(a)		1,093	150
5.576% (US0001M + 7.200%) due 02/25/2037 ~(a)		104	16
6.026% (US0001M + 7.650%) due 07/25/2033 ~(a)		59	8
7.493% due 11/25/2040 •		3	3
Freddie Mac
1.624% due 05/15/2037 •		7	7
5.000% due 04/15/2041		262	276
5.246% due 09/15/2036 •(a)		195	23
5.500% due 03/15/2034		140	148
8.212% due 02/15/2040 •		126	120
9.228% (US0001M + 13.200%) due 02/15/2041 ~		3	3
11.365% (US0001M + 14.550%) due 09/15/2041 ~		468	475
Ginnie Mae 1.412% due 08/20/2047 •		145	143
U.S. Small Business Administration
5.490% due 03/01/2028		13	13
6.020% due 08/01/2028		106	109

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2022 (Unaudited)

Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2052	100	96

Total U.S. Government Agencies (Cost $2,503)		2,165

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.5%
Adjustable Rate Mortgage Trust 2.717% due 01/25/2036 ^~	922	757
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	240	210
Banc of America Funding Trust
3.027% due 06/20/2037 ^~	35	32
3.080% due 09/20/2046 ^~	857	764
6.000% due 08/25/2036 ^	28	26
Banc of America Mortgage Trust
2.562% due 01/25/2035 ~	14	14
2.631% due 02/25/2034 ~	14	14
3.594% due 06/25/2034 ~	19	18
3.983% due 05/25/2033 ~	15	15
Bear Stearns Adjustable Rate Mortgage Trust
2.400% (H15T1Y + 2.250%) due 02/25/2036 ~	7	7
2.915% due 08/25/2033 ~	28	28
3.333% due 02/25/2036 ^~	179	169
Chase Mortgage Finance Trust
2.863% due 09/25/2036 ^~	236	203
2.968% due 01/25/2036 ^~	22	20
ChaseFlex Trust 1.924% due 07/25/2037 •	1,708	1,610
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.854% due 05/25/2036 •	351	312
Citigroup Mortgage Loan Trust
2.470% due 10/25/2035 •	35	34
3.150% due 10/25/2035 ^•	42	42
3.396% due 09/25/2037 ^~	26	24
Citigroup Mortgage Loan Trust, Inc. 3.790% due 09/25/2035 •	30	30
CitiMortgage Alternative Loan Trust
2.224% (US0001M + 0.600%) due 04/25/2037 ~	301	255
6.000% due 06/25/2037 ^	209	190
Countrywide Alternative Loan Trust
1.822% due 09/20/2046 •	54	43
1.876% due 08/25/2035 •	67	62
1.956% due 01/25/2036 •	260	245
2.144% due 12/25/2035 •	20	18
2.224% due 08/25/2035 •	805	733
2.226% due 11/20/2035 •	151	139
5.500% due 06/25/2025	402	351
5.500% due 11/25/2035 ^	133	93
5.750% due 03/25/2037	296	189
6.000% due 12/25/2035 ^	504	413
6.000% due 05/25/2036 ^	75	41
6.000% due 08/25/2036 ^•	153	103
6.250% due 08/25/2036	1,069	718
7.000% due 10/25/2037	164	73
Countrywide Home Loan Mortgage Pass-Through Trust
2.224% (US0001M + 0.600%) due 05/25/2035 ~	151	121
2.284% due 02/25/2035 •	11	9
2.757% due 10/20/2034 ~	40	39
5.750% due 05/25/2037 ^	14	9
6.000% due 01/25/2037 ^	351	208
6.000% due 02/25/2037 ^	378	229
Countrywide Home Loan Reperforming REMIC Trust 1.964% (US0001M + 0.340%) due 06/25/2035 ~	103	101
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 08/25/2036 ^	34	29
Credit Suisse Mortgage Capital Trust
2.816% due 08/15/2037	900	829
3.705% due 06/25/2050 ~	1,075	945
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.004% due 02/25/2037 ^•	1,036	935
2.124% (US0001M + 0.500%) due 02/25/2035 ~	66	63
First Horizon Alternative Mortgage Securities Trust
2.772% due 12/25/2035 ~	110	94
3.162% due 06/25/2036 ^~	722	616
GSR Mortgage Loan Trust
2.518% due 12/25/2034 ~	12	11
2.668% due 11/25/2035 ~	59	56
3.049% due 11/25/2035 ~	11	11
3.092% due 09/25/2035 ~	60	58
3.574% due 07/25/2035 ~	10	10
3.760% due 04/25/2032 •	21	18
5.500% due 01/25/2037	43	52
HarborView Mortgage Loan Trust 2.476% (12MTA + 2.000%) due 10/19/2035 ~	1,068	660
Hilton USA Trust 2.524% due 12/15/2034 •	700	675

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2022 (Unaudited)

Impac CMB Trust 2.264% due 03/25/2035 •	220	207
Impac Secured Assets Trust 3.171% due 07/25/2035 ~	80	71
IndyMac INDX Mortgage Loan Trust
2.004% due 09/25/2046 •	203	182
2.024% (US0001M + 0.400%) due 11/25/2046 ~	1,134	1,087
2.104% due 07/25/2035 •	354	334
2.808% due 05/25/2035 ~	808	625
JP Morgan Chase Commercial Mortgage Securities Trust 4.549% due 07/05/2033	700	691
JP Morgan Mortgage Trust
2.553% due 07/25/2035 ~	195	189
2.826% due 06/25/2035 ~	3	3
2.904% due 07/25/2035 ~	43	43
2.947% due 07/25/2035 ~	8	7
3.043% due 07/27/2037 ~	140	132
5.750% due 01/25/2036 ^	21	12
Lehman Mortgage Trust 2.274% due 11/25/2036 •	264	140
Lehman XS Trust 2.074% due 08/25/2046 •	568	554
MASTR Adjustable Rate Mortgages Trust 3.052% due 11/21/2034 ~	23	22
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^	184	134
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.184% due 08/15/2032 •	71	66
Merrill Lynch Alternative Note Asset Trust
1.844% due 03/25/2037 •	459	143
2.024% due 03/25/2037 •	3,459	1,073
6.000% due 03/25/2037	81	38
Merrill Lynch Mortgage Investors Trust
2.113% due 04/25/2035 ~	17	16
2.253% due 02/25/2036 ~	2	2
3.235% due 05/25/2036 ~	140	128
3.586% (US0006M + 1.500%) due 02/25/2033 ~	42	40
Morgan Stanley Mortgage Loan Trust
2.535% due 06/25/2036 ~	7	7
6.000% due 08/25/2036	128	69
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~	121	76
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ	42	24
NovaStar Mortgage Funding Trust 0.371% due 09/25/2046 •	1,010	374
Prime Mortgage Trust 6.000% due 06/25/2036 ^	23	22
RBSSP Resecuritization Trust 1.517% due 04/26/2037 •	2	2
Residential Accredit Loans, Inc. Trust
2.124% (US0001M + 0.500%) due 08/25/2037 ~	38	35
6.000% due 01/25/2037 ^	57	49
6.000% due 03/25/2037	141	121
Residential Funding Mortgage Securities, Inc. Trust 3.430% due 04/25/2037 ~	280	247
Sequoia Mortgage Trust
2.057% due 05/20/2034 •	30	30
3.014% due 09/20/2046 ^~	158	115
Structured Adjustable Rate Mortgage Loan Trust
2.760% due 08/25/2035 ~	52	31
3.032% due 01/25/2035 ~	74	74
Structured Asset Mortgage Investments Trust 2.044% due 04/25/2036 •	77	69
SunTrust Adjustable Rate Mortgage Loan Trust 2.833% due 01/25/2037 ^~	177	143
Thornburg Mortgage Securities Trust
1.488% due 03/25/2044 ~	93	91
1.944% due 12/25/2044 ~	142	136
2.140% due 09/25/2037 ~	1	1
4.783% (US0012M + 1.250%) due 06/25/2047 ^~	357	344
4.783% due 06/25/2047 •	13	12
WaMu Mortgage Pass-Through Certificates Trust
1.134% due 12/25/2046 •	47	43
1.476% due 02/25/2046 •	92	84
1.723% (COF 11 + 1.500%) due 08/25/2046 ~	148	135
2.164% due 12/25/2045 •	27	26
2.751% due 08/25/2035 ~	63	59
2.808% due 01/25/2035 ~	79	76
2.842% due 12/25/2035 ~	308	298
2.851% due 10/25/2035 ~	32	30
3.213% due 06/25/2037 ^~	67	63
3.222% due 06/25/2037 ^~	198	181
3.452% due 06/25/2033 ~	85	81
Washington Mutual Mortgage Pass-Through Certificates Trust
1.226% due 02/25/2047 ^•	1,220	1,132

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2022 (Unaudited)

1.416% due 04/25/2046 •	103	91
1.784% due 09/25/2036 •	741	232
2.124% (US0001M + 0.500%) due 02/25/2036 ~	807	688
Wells Fargo Mortgage-Backed Securities Trust 2.866% due 09/25/2036 ^~	8	8

Total Non-Agency Mortgage-Backed Securities (Cost $25,044)		25,011

ASSET-BACKED SECURITIES 21.0%
Aames Mortgage Investment Trust 2.614% due 07/25/2035 •	950	938
Americredit Automobile Receivables Trust 3.500% due 01/18/2024	224	224
Asset-Backed Securities Corp. Home Equity Loan Trust 2.434% due 06/25/2034 •	1,348	1,255
Atrium Corp. 1.966% due 04/22/2027 •	424	417
Bear Stearns Asset-Backed Securities Trust
2.674% due 08/25/2037 •	917	845
2.718% due 07/25/2036 ~	26	26
CarNow Auto Receivables Trust 3.440% due 07/15/2024	83	83
Chase Funding Trust 2.264% due 08/25/2032 •	39	37
Citigroup Mortgage Loan Trust
1.814% due 05/25/2037 •	1,179	894
1.924% (US0001M + 0.300%) due 10/25/2036 ~	355	255
7.250% due 05/25/2036 þ	160	94
CLNC Ltd. 2.874% (TSFR1M + 1.364%) due 08/20/2035 ~	443	434
Countrywide Asset-Backed Certificates 2.024% due 02/25/2037 •	381	348
Countrywide Asset-Backed Certificates Trust 1.844% due 09/25/2037 ^•	516	530
Countrywide Asset-Backed Certificates Trust, Inc. 2.364% (US0001M + 0.740%) due 08/25/2047 ~	506	487
CSAB Mortgage-Backed Trust 5.684% due 12/25/2036 þ	2,979	768
EMC Mortgage Loan Trust 2.924% due 02/25/2041 •	14	14
Encore Credit Receivables Trust 2.359% due 09/25/2035 •	75	75
First Franklin Mortgage Loan Trust
1.784% due 11/25/2036 •	292	287
1.934% due 09/25/2036 •	196	183
2.344% due 11/25/2035 •	829	786
First Investors Auto Owner Trust 4.280% due 01/15/2025	444	445
FREED ABS Trust 4.500% due 08/20/2029 (c)	600	600
Fremont Home Loan Trust
1.764% due 11/25/2036 •	509	319
1.774% due 10/25/2036 •	1,625	771
2.359% due 01/25/2035 •	354	346
2.359% due 07/25/2035 •	16	16
GLS Auto Receivables Issuer Trust
1.723% due 06/15/2023	500	498
3.550% due 01/15/2026	600	597
Greystone Commercial Real Estate Notes Ltd. 2.504% (US0001M + 1.180%) due 09/15/2037 ~	800	789
GSAA Home Equity Trust
1.724% due 05/25/2037 •	657	274
1.764% due 03/25/2036 •	311	125
2.264% (US0001M + 0.640%) due 04/25/2047 ~	623	327
2.946% due 03/25/2036 ~	601	181
6.795% due 06/25/2036 þ	540	170
GSAMP Trust
1.724% due 12/25/2046 •	227	121
1.754% due 12/25/2046 •	1,243	724
1.854% due 01/25/2037 •	605	530
Home Equity Mortgage Loan Asset-Backed Trust 1.844% (US0001M + 0.220%) due 04/25/2037 ~	486	385
JP Morgan Mortgage Acquisition Trust 1.834% due 10/25/2036 •	378	372
LCCM Trust 2.524% due 12/13/2038 •	900	882
LendingClub Receivables Trust
3.750% due 01/15/2027	237	234
3.750% due 12/15/2045	126	124
4.000% due 08/15/2025	158	156
LoanCore Issuer Ltd. 2.624% (US0001M + 1.300%) due 11/15/2038 ~	900	866
MF1 Ltd.
2.692% due 10/16/2036 •	400	384
3.460% due 06/19/2037 •	1,300	1,274

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2022 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust
1.734% due 03/25/2037 •	2,038	972
2.539% (US0001M + 0.915%) due 03/25/2035 ~	251	249
Morgan Stanley Dean Witter Capital, Inc. Trust 2.604% due 02/25/2033 •	210	206
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.032% due 10/25/2036 ^þ	381	106
Option One Mortgage Loan Trust
1.764% (US0001M + 0.140%) due 03/25/2037 ~	398	280
2.404% due 02/25/2035 •	769	745
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029	468	452
4.970% due 01/15/2030	200	199
Renaissance Home Equity Loan Trust 2.724% (US0001M + 1.100%) due 09/25/2037 ~	361	180
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030	500	492
Residential Asset Securities Corp. Trust 2.204% due 06/25/2033 •	123	112
Santander Drive Auto Receivables Trust 0.510% due 08/15/2025	700	689
Securitized Asset-Backed Receivables LLC Trust
2.104% due 07/25/2036 •	800	386
2.584% due 01/25/2036 ^•	557	523
Soundview Home Loan Trust 2.924% (US0001M + 1.300%) due 10/25/2037 ~	753	604
Specialty Underwriting & Residential Finance Trust
1.924% due 06/25/2037 •	135	84
2.224% due 12/25/2036 •	718	679
Structured Asset Investment Loan Trust 4.774% due 08/25/2033 •	420	394
Theorem Funding Trust 1.850% due 02/15/2028	396	388
Upstart Securitization Trust 5.500% due 06/20/2032 (c)	800	790
Upstart Structured Pass Throug 4.250% due 06/17/2030	96	94
Vibrant CLO Ltd.
2.103% due 09/15/2030 •	500	490
2.183% (US0003M + 1.120%) due 07/20/2032 ~	500	486

Total Asset-Backed Securities (Cost $30,398)		30,090

SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
0.500% due 07/09/2030 þ	547	115
1.125% due 07/09/2035 þ	358	74

Total Sovereign Issues (Cost $397)		189

SHORT-TERM INSTRUMENTS 77.1%
COMMERCIAL PAPER 0.6%
Crown Castle International Corp. 2.400% due 07/12/2022	800	799

REPURCHASE AGREEMENTS (g) 24.9%		35,687

SHORT-TERM NOTES 2.2%
AmeriCredit Automobile Receivables Trust 2.192% due 06/19/2023	900	900
Enterprise Fleet Financing LLC 2.764% due 06/20/2023	1,600	1,602
Exeter Automobile Receivables Trust 1.865% due 06/15/2023	700	699

		3,201

U.S. TREASURY BILLS 21.7%
0.905% due 07/05/2022 - 09/01/2022 (d)(e)(j)	31,100	31,058

U.S. TREASURY CASH MANAGEMENT BILLS 27.7%
2.103% due 10/25/2022 (e)(f)(j)	40,000	39,743

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $110,489)		110,488

Total Investments in Securities (Cost $172,828)		171,610

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	173,330	1,682

Total Short-Term Instruments (Cost $1,707)		1,682

Total Investments in Affiliates (Cost $1,707)		1,682

Total Investments 121.0% (Cost $174,535)		$173,292
Financial Derivative Instruments (h)(i) (14.6)%(Cost or Premiums, net $463)		(20,848)
Other Assets and Liabilities, net (6.4)%		(9,263)

Net Assets 100.0%		$143,181

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									Principal only security.
(c)									When-issued security.
(d)									Coupon represents a weighted average yield to maturity.
(e)									Zero coupon security.
(f)									Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$1,887		U.S. Treasury Notes 3.000% due 06/30/2024			$(1,925)	$1,887	$1,887
JPS	1.400	06/30/2022	07/01/2022	33,800		U.S. Treasury Bonds 2.000% due 08/15/2051			(27,466)	33,800	33,801
						U.S. Treasury Notes 1.375% due 11/15/2031			(7,165)

Total Repurchase Agreements									$(36,556)	$35,687	$35,688

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales

U.S. Government Agencies (5.0)%
Uniform Mortgage-Backed Security, TBA						2.000%	07/01/2037		$1,500	$(1,405)	$(1,401)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2052		3,800	(3,295)	(3,295)
Uniform Mortgage-Backed Security, TBA						2.500	08/01/2052		2,700	(2,427)	(2,426)

	Total U.S. Government Agencies									(7,127)	(7,122)

Sovereign Issues (1.6)%
Canada Government International Bond						2.750%	12/01/2048	CAD	3,200	(2,195)	(2,299)

Total Short Sales (6.6)%										$(9,322)	$(9,421)

(1)									Includes accrued interest.
(h)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2022	104	$21,842		$(68)		$58	$0
U.S. Treasury 10-Year Note September Futures				09/2022	176	20,862		(107)		179	0
U.S. Treasury Ultra Long-Term Bond September Futures				09/2022	13	2,006		(62)		30	0

								$(237)		$267	$0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	3	$(468)	$5	$0	$(11)
Euro-Buxl 30-Year Bond September Futures	09/2022	2	(343)	15	0	(15)
Mini MSCI EAFE Index September Futures	09/2022	17	(1,578)	3	8	0
U.S. Treasury 5-Year Note September Futures	09/2022	189	(21,215)	94	0	(133)
U.S. Treasury 30-Year Bond September Futures	09/2022	62	(8,595)	63	0	(104)

$180	$8	$(263)

Total Futures Contracts	$(57)	$275	$(263)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	1.142%	$700	$12	$(15)	$(3)	$0	$(1)
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	300	(2)	(15)	(17)	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	1.700	700	8	(28)	(20)	0	(1)

$18	$(58)	$(40)	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$1,600	$27	$(22)	$5	$0	$0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	33,600	296	(297)	(1)	0	(6)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	EUR	20,700	128	(313)	(185)	0	(56)

$451	$(632)	$(181)	$0	$(62)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	2,600	$(252)	$(206)	$(458)	$47	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	1,100	239	184	423	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	$500	3	(46)	(43)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	2,100	(70)	(166)	(236)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	400	8	(49)	(41)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	2,100	(61)	(223)	(284)	16	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	3,500	212	(630)	(418)	22	0
Pay	3-Month CNY-CNREPOFIX	2.700	MISSING	03/17/2026	CNY	22,800	(29)	5	(24)	0	(3)
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	22,800	0	25	25	4	0
Pay	3-Month CNY-CNREPOFIX	2.705	MISSING	03/17/2026	22,800	(30)	5	(25)	0	(4)
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026	22,800	0	25	25	4	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025	$800	(2)	28	26	0	(3)
Pay	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029	3,100	333	(342)	(9)	22	0
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	2,900	(263)	(296)	(559)	50	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	1,000	110	246	356	0	(26)
Receive	CPURNSA	2.487	Maturity	12/07/2051	$1,700	43	(33)	10	0	(47)
Pay	UKRPI	3.400	Maturity	01/15/2030	GBP	3,400	56	(627)	(571)	6	0
Receive	UKRPI	4.250	Maturity	11/15/2031	2,100	43	69	112	0	(12)

$340	$(2,031)	$(1,691)	$191	$(128)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2022 (Unaudited)

Total Swap Agreements	$809	$(2,721)	$(1,912)	$191	$(192)

Cash of $3,197 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	$1,059	DKK	7,444	$0	$(10)
08/2022	CAD	213	$167	2	0
08/2022	DKK	7,429	1,059	10	0
08/2022	MXN	84,144	4,145	0	(13)
08/2022	$4,472	CAD	5,779	18	0
BPS	07/2022	EUR	452	$479	6	0
07/2022	JPY	13,800	101	0	0
07/2022	$117	DKK	835	1	0
08/2022	CAD	3,003	$2,322	0	(11)
08/2022	$524	ZAR	8,375	0	(12)
11/2022	82	1,309	0	(2)
CBK	07/2022	BRL	134	$28	2	0
07/2022	GBP	50	63	2	0
07/2022	ILS	44	13	0	0
07/2022	$26	BRL	134	0	0
08/2022	2,505	CAD	3,162	0	(48)
09/2022	MXN	652	$32	0	0
11/2022	ZAR	431	29	3	0
DUB	07/2022	DKK	2,191	325	16	0
GLM	07/2022	BRL	134	26	0	0
07/2022	MXN	2,945	144	0	(2)
07/2022	$26	BRL	134	0	0
08/2022	BRL	134	$26	0	0
08/2022	$78	DKK	555	1	0
11/2022	ZAR	865	$54	1	0
HUS	07/2022	$280	EUR	269	2	0
05/2023	CNH	49	$7	0	0
IND	08/2022	CAD	2,876	2,215	0	(20)
JPM	08/2022	3,050	2,381	11	0
08/2022	CNH	155	23	0	0
MYI	07/2022	DKK	7,651	1,135	57	0
07/2022	$222	DKK	1,562	0	(2)
08/2022	CAD	109	$84	0	(1)
08/2022	DKK	1,559	222	2	0
08/2022	$2,583	CAD	3,340	12	0
RBC	07/2022	72	CHF	70	1	0
08/2022	CAD	3,313	$2,613	40	(1)
08/2022	$2,430	CAD	3,050	0	(61)
08/2022	ZAR	8,375	$532	20	0
09/2022	$2,989	MXN	61,504	33	0
SOG	09/2022	HKD	108	$14	0	0
UAG	08/2022	CAD	2,997	2,385	57	0
09/2022	$1,240	MXN	24,715	0	(26)

Total Forward Foreign Currency Contracts	$297	$(209)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	10,400	$100	$253

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2022 (Unaudited)

Total Purchased Options	$100	$253

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	900	$(1)	$(1)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	2,300	(6)	(8)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	900	(2)	0
JPM	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	07/20/2022	1,500	(6)	(6)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.200	07/20/2022	400	(1)	(1)

$(16)	$(16)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	20,200	$(97)	$(275)

Total Written Options	$(113)	$(291)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,326	$(333)	$337	$4	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	ERADXULT Index	9,517	2.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/22/2023	$18,291	$0	$(24)	$0	$(24)
JPM	Receive	ERADXULT Index	3,730	2.230% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/02/2022	7,169	0	(10)	0	(10)
MEI	Receive	ERADXULT Index	8,384	2.140% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/02/2022	16,114	0	(22)	0	(22)
Receive	ERADXULT Index	4,111	2.150% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/17/2023	7,901	0	(10)	0	(10)
SOG	Receive	ERADXULT Index	49,731	1.695% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/06/2022	115,553	0	(20,847)	0	(20,847)

$0	$(20,913)	$0	$(20,913)

Total Swap Agreements	$(333)	$(20,576)	$4	$(20,913)

(j)

Securities with an aggregate market value of $23,899 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2022 (Unaudited)

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,107	$0	$3,107
Industrials	0	555	0	555
Municipal Bonds & Notes
Illinois	0	5	0	5
U.S. Government Agencies	0	2,165	0	2,165
Non-Agency Mortgage-Backed Securities	0	25,011	0	25,011
Asset-Backed Securities	0	30,090	0	30,090
Sovereign Issues	0	189	0	189
Short-Term Instruments
Commercial Paper	0	799	0	799
Repurchase Agreements	0	35,687	0	35,687
Short-Term Notes	0	3,201	0	3,201
U.S. Treasury Bills	0	31,058	0	31,058
U.S. Treasury Cash Management Bills	0	39,743	0	39,743

	$0	$171,610	$0	$171,610
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,682	$0	$0	$1,682

Total Investments	$1,682	$171,610	$0	$173,292

Short Sales, at Value - Liabilities
Sovereign Issues	0	(2,299)	0	(2,299)
U.S. Government Agencies	0	(7,122)	0	(7,122)

	$0	$(9,421)	$0	$(9,421)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	458	0	466
Over the counter	0	554	0	554

	$8	$1,012	$0	$1,020
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	(429)	0	(455)
Over the counter	0	(21,413)	0	(21,413)

	$(26)	$(21,842)	$0	$(21,868)

Total Financial Derivative Instruments	$(18)	$(20,830)	$0	$(20,848)

Totals	$1,664	$141,359	$0	$143,023

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO RAE PLUS Small Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.3% ¤
CORPORATE BONDS & NOTES 5.8%
BANKING & FINANCE 3.8%
AIA Group Ltd. 3.375% due 04/07/2030		$200	$187
Aviation Capital Group LLC 4.375% due 01/30/2024		54	53
Bank of America Corp. 2.843% (SOFRRATE + 1.330%) due 04/02/2026 ~		500	494
Barclays PLC 4.972% due 05/16/2029 •		200	197
Credit Suisse Group AG 6.250% due 12/18/2024 •(f)(g)		200	183
Deutsche Bank AG 1.750% due 01/17/2028	EUR	100	92
Equinix, Inc. 1.550% due 03/15/2028		$200	168
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		200	181
5.584% due 03/18/2024		200	199
General Motors Financial Co., Inc. 2.439% (SOFRRATE + 1.200%) due 11/17/2023 ~		600	592
Goldman Sachs Group, Inc. 3.330% (SOFRRATE + 1.850%) due 03/15/2028 ~		700	694
HSBC Holdings PLC
4.000% due 03/09/2026 •(f)		200	168
4.300% due 03/08/2026		200	198
4.950% due 03/31/2030		200	198
Lloyds Banking Group PLC
4.550% due 08/16/2028		200	196
4.947% due 06/27/2025 •(f)(g)	EUR	200	197
Nomura Holdings, Inc. 3.103% due 01/16/2030		$200	170
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	15,893	1,842
Raymond James Financial, Inc. 4.650% due 04/01/2030		$82	81
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		253	235
UBS Group AG 4.751% due 05/12/2028 •		700	694
VICI Properties LP 4.750% due 02/15/2028		200	191
Weyerhaeuser Co. 4.000% due 04/15/2030		82	77
WP Carey, Inc. 4.250% due 10/01/2026		245	242

			7,529

INDUSTRIALS 1.5%
Bacardi Ltd. 4.700% due 05/15/2028		200	198
BAT International Finance PLC 3.950% due 06/15/2025		261	256
Broadcom, Inc. 3.750% due 02/15/2051		100	74
Centene Corp. 4.625% due 12/15/2029		245	229
CVS Health Corp. 3.750% due 04/01/2030		82	77
CVS Pass-Through Trust 6.943% due 01/10/2030		152	162
DAE Funding LLC 1.625% due 02/15/2024		500	474
Expedia Group, Inc. 6.250% due 05/01/2025		100	103
Imperial Brands Finance PLC 3.500% due 07/26/2026		200	188
InterContinental Hotels Group PLC 2.125% due 05/15/2027	EUR	100	97
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$17	17

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2022 (Unaudited)

5.200% due 07/15/2045	46	43
Magallanes, Inc.
4.054% due 03/15/2029	100	92
4.279% due 03/15/2032	400	358
Oracle Corp.
3.600% due 04/01/2040	82	61
3.850% due 04/01/2060	82	56
Southern Co. 3.700% due 04/30/2030	82	76
T-Mobile USA, Inc.
2.250% due 02/15/2026	100	90
2.875% due 02/15/2031	200	167
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024	164	164

		2,982

UTILITIES 0.5%
Edison International 5.750% due 06/15/2027	242	246
Exelon Corp. 4.050% due 04/15/2030	82	79
Southern California Edison Co. 3.700% due 08/01/2025	245	241
Sprint Corp. 7.125% due 06/15/2024	216	222
Verizon Communications, Inc. 3.550% due 03/22/2051	100	80

		868

Total Corporate Bonds & Notes (Cost $12,358)		11,379

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	88	94

Total Municipal Bonds & Notes (Cost $95)		94

U.S. GOVERNMENT AGENCIES 2.6%
Fannie Mae
1.356% due 09/25/2042 •	6	6
1.974% due 07/25/2037 •	10	10
2.004% due 07/25/2037 •	16	16
2.024% (US0001M + 0.400%) due 09/25/2035 ~	35	35
2.034% due 09/25/2035 •	77	77
2.224% (US0001M + 0.600%) due 01/25/2051 ~	30	31
2.344% due 06/25/2037 •	140	142
2.358% due 01/25/2031 ~(a)	470	55
4.226% (US0001M + 5.850%) due 03/25/2041 ~(a)	764	85
5.076% due 03/25/2036 •(a)	312	33
20.066% (US0001M + 26.560%) due 12/25/2036 ~	18	22
Freddie Mac
1.704% due 03/15/2037 •	141	141
2.024% due 08/15/2037 •	199	201
2.034% due 10/15/2037 •	33	34
2.044% due 05/15/2037 - 09/15/2037 •	233	235
5.000% due 04/15/2041	314	335
5.146% due 07/15/2036 •(a)	409	51
5.376% due 04/15/2036 •(a)	73	6
5.500% due 03/15/2034	102	108
Ginnie Mae 2.857% due 04/20/2068 •	426	421
Ginnie Mae, TBA 5.000% due 07/01/2052	400	410
U.S. Small Business Administration 4.430% due 05/01/2029	25	25
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2052	2,700	2,705

Total U.S. Government Agencies (Cost $5,310)		5,184

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.5%
Adjustable Rate Mortgage Trust
2.717% due 01/25/2036 ^~	498	409
2.925% due 09/25/2035 ^~	5	5
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ	129	106
Banc of America Funding Trust
2.032% due 04/20/2047 ^•	16	15
2.496% due 09/20/2034 ~	4	3
Banc of America Mortgage Trust
2.562% due 01/25/2035 ~	15	15

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2022 (Unaudited)

2.631% due 02/25/2034 ~		11	11
3.983% due 05/25/2033 ~		1	1
Bear Stearns Adjustable Rate Mortgage Trust
2.066% due 04/25/2033 ~		6	6
2.400% (H15T1Y + 2.250%) due 02/25/2036 ~		8	8
2.548% due 02/25/2033 ~		1	1
2.572% due 08/25/2033 ~		13	12
2.588% due 01/25/2033 ~		160	160
2.744% due 11/25/2034 ~		1	1
2.961% due 01/25/2035 ~		1	1
3.046% due 11/25/2034 ~		6	6
3.899% due 07/25/2034 ~		26	24
Bear Stearns ALT-A Trust
1.964% (US0001M + 0.340%) due 12/25/2046 ^~		18	16
2.124% due 01/25/2036 ^•		27	37
2.593% due 10/25/2035 ^~		245	218
2.771% due 11/25/2035 ^~		292	270
3.044% due 10/25/2033 ~		1	1
Chase Mortgage Finance Trust
2.863% due 09/25/2036 ^~		47	41
2.894% due 12/25/2035 ^~		31	28
6.000% due 11/25/2036 ^		117	62
6.000% due 12/25/2036		59	32
ChaseFlex Trust 1.924% due 07/25/2037 •		197	186
Citigroup Mortgage Loan Trust
2.829% due 08/25/2035 ^~		15	12
3.396% due 09/25/2037 ^~		196	179
Citigroup Mortgage Loan Trust, Inc. 2.651% due 08/25/2035 ~		6	6
Countrywide Alternative Loan Trust
1.476% (12MTA + 1.000%) due 12/25/2035 ~		26	24
1.876% due 08/25/2035 •		12	11
1.956% due 01/25/2036 •		59	55
2.004% due 09/25/2046 ^•		256	243
2.024% (US0001M + 0.400%) due 08/25/2037 ~		50	34
2.072% (US0001M + 0.460%) due 05/20/2046 ^~		17	14
2.184% due 02/25/2037 •		97	80
2.226% due 11/20/2035 •		23	22
2.252% due 12/20/2035 •		200	184
2.264% due 11/25/2035 •		1,036	856
5.500% due 07/25/2035 ^		1	1
5.500% due 11/25/2035		21	14
6.250% due 08/25/2036		558	375
Countrywide Home Loan Mortgage Pass-Through Trust
2.284% due 02/25/2035 •		17	15
2.520% due 02/20/2035 ~		1	1
2.711% due 11/25/2034 ~		57	55
2.757% due 10/20/2034 ~		82	80
3.571% due 08/25/2034 ~		6	6
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035		1,034	912
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 03/25/2037 ^		71	48
Credit Suisse Mortgage Capital Trust
2.816% due 08/15/2037		1,300	1,198
2.938% due 12/26/2059 ~		369	364
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.284% due 02/25/2036 •		638	623
2.374% due 10/25/2047 •		901	763
Eurohome UK Mortgages PLC 1.739% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	81	96
European Loan Conduit DAC 1.000% due 02/17/2030 •	EUR	489	505
GS Mortgage Securities Corp. Trust 2.244% due 07/15/2025 •		$732	715
GSR Mortgage Loan Trust
2.938% due 09/25/2035 ~		2	2
3.049% due 11/25/2035 ~		9	9
5.500% due 01/25/2037		42	50
6.000% due 02/25/2036 ^		1,044	530
6.000% due 07/25/2037 ^		281	210
HarborView Mortgage Loan Trust
1.852% (US0001M + 0.240%) due 12/19/2036 ^~		576	544
1.952% (US0001M + 0.340%) due 12/19/2036 ^~		37	32
2.052% due 05/19/2035 •		860	792
2.092% (US0001M + 0.480%) due 06/19/2035 ~		224	214
3.533% due 06/19/2036 ^~		285	178
Hilton USA Trust 2.524% due 12/15/2034 •		1,000	964
IndyMac INDX Mortgage Loan Trust
1.804% due 02/25/2037 ^•		317	295
2.264% (US0001M + 0.640%) due 07/25/2045 ~		16	13
3.236% due 06/25/2036 ~		576	545
JP Morgan Alternative Loan Trust 3.048% due 05/25/2036 ^~		278	182

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2022 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust
2.774% (US0001M + 1.450%) due 12/15/2031 ~	212	210
4.549% due 07/05/2033	900	888
JP Morgan Mortgage Trust
2.553% due 07/25/2035 ~	103	100
2.904% due 07/25/2035 ~	9	9
2.908% due 10/25/2036 ~	23	18
2.976% due 04/25/2037 ~	17	15
2.991% due 10/25/2036 ^~	140	113
5.750% due 01/25/2036 ^	9	5
Legacy Mortgage Asset Trust
1.892% due 10/25/2066 þ	836	812
1.991% due 09/25/2060 ~	123	120
Lehman XS Trust
1.874% due 08/25/2037 •	295	274
3.324% due 09/25/2047 •	235	214
Luminent Mortgage Trust 2.344% due 04/25/2036 •	138	119
MASTR Adjustable Rate Mortgages Trust
2.493% due 10/25/2033 ~	212	165
2.639% due 07/25/2035 ^~	38	35
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.764% (US0001M + 0.440%) due 12/15/2030 ~	5	5
Merrill Lynch Alternative Note Asset Trust
2.024% due 03/25/2037 •	1,847	573
2.224% (US0001M + 0.600%) due 03/25/2037 ~	376	119
Merrill Lynch Mortgage Investors Trust
2.120% due 05/25/2033 ~	21	20
2.996% due 09/25/2035 ^~	112	95
Morgan Stanley Mortgage Loan Trust 2.535% due 06/25/2036 ~	7	7
Morgan Stanley Re-REMIC Trust
0.648% (US0001M + 0.230%) due 02/26/2037 ~	111	106
5.250% due 05/26/2037 ~	95	60
Mortgage Equity Conversion Asset Trust 3.280% (H15T1Y + 0.500%) due 05/25/2042 ~	496	485
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~	254	245
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ	11	6
PHH Alternative Mortgage Trust 1.944% (US0001M + 0.320%) due 02/25/2037 ~	757	567
Prime Mortgage Trust 6.000% due 06/25/2036 ^	19	18
Residential Accredit Loans, Inc. Trust
1.924% due 02/25/2037 •	283	261
1.984% (US0001M + 0.360%) due 07/25/2036 ~	946	450
1.994% (US0001M + 0.370%) due 08/25/2036 ~	500	464
6.000% due 08/25/2036 ^	62	52
Structured Adjustable Rate Mortgage Loan Trust
1.876% due 01/25/2035 ^•	5	4
1.924% due 10/25/2035 •	1	1
1.924% due 08/25/2036 ^•	162	119
2.543% due 02/25/2034 ~	3	3
3.451% due 11/25/2035 ^~	232	216
Structured Asset Mortgage Investments Trust
2.084% due 02/25/2036 ^•	370	319
2.184% (US0001M + 0.560%) due 02/25/2036 ^~	4	3
2.295% due 02/19/2035 •	9	9
Thornburg Mortgage Securities Trust
4.783% (US0012M + 1.250%) due 06/25/2047 ^~	42	40
4.783% due 06/25/2047 ^•	298	245
4.783% due 06/25/2047 •	1	1
WaMu Mortgage Pass-Through Certificates Trust
1.286% due 07/25/2047 •	148	125
1.356% due 10/25/2046 ^•	1,657	1,461
1.723% (COF 11 + 1.500%) due 08/25/2046 ~	155	142
1.723% (COF 11 + 1.500%) due 10/25/2046 ~	20	19
1.824% (COF 11 + 1.500%) due 12/25/2046 ~	64	62
2.184% due 11/25/2045 •	19	18
3.125% due 02/25/2037 ^~	79	74
3.213% due 06/25/2037 ^~	39	37
Washington Mutual Mortgage Pass-Through Certificates Trust
1.226% due 02/25/2047 ^•	699	648
Wells Fargo Alternative Loan Trust
3.411% due 07/25/2037 ^~	14	13
6.250% due 07/25/2037 ^	498	449
Wells Fargo Mortgage-Backed Securities Trust 2.751% due 12/25/2036 ^~	103	100

Total Non-Agency Mortgage-Backed Securities (Cost $24,438)		24,464

ASSET-BACKED SECURITIES 22.4%
ACE Securities Corp. Home Equity Loan Trust
1.744% due 10/25/2036 •	3	1
3.424% (US0001M + 1.800%) due 10/25/2032 ~	3	3

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2022 (Unaudited)

Arbor Realty Commercial Real Estate Notes Ltd. 2.229% due 01/15/2037 •		600	583
Ares European CLO 0.660% due 10/15/2030 •	EUR	499	514
Argent Securities Trust 1.734% due 09/25/2036 •		$322	118
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	500	508
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$57	57
Bear Stearns Asset-Backed Securities Trust 1.864% (US0001M + 0.240%) due 06/25/2047 ~		523	521
Blackrock European CLO DAC 0.620% (EUR003M + 0.620%) due 10/15/2031 ~	EUR	800	811
Cairn CLO DAC
0.600% due 04/30/2031 •		600	620
0.780% (EUR003M + 0.780%) due 10/15/2031 ~		600	613
CarNow Auto Receivables Trust 3.440% due 07/15/2024		$83	83
Citigroup Mortgage Loan Trust
1.774% due 12/25/2036 •		1,461	612
1.804% due 01/25/2037 •		1,696	1,312
1.824% due 05/25/2037 •		991	734
1.944% (US0001M + 0.320%) due 09/25/2036 ~		2,084	1,596
Countrywide Asset-Backed Certificates 2.024% due 02/25/2037 •		236	216
Countrywide Asset-Backed Certificates Trust
1.764% due 04/25/2047 •		302	290
1.774% due 06/25/2047 ^•		55	55
2.164% due 03/25/2036 •		386	355
2.224% due 06/25/2036 •		106	106
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	750	766
FREED ABS Trust 4.500% due 08/20/2029 (b)		$900	900
Fremont Home Loan Trust
1.784% due 08/25/2036 •		4,314	1,602
2.284% due 01/25/2036 •		285	277
Greystone Commercial Real Estate Notes Ltd. 2.504% (US0001M + 1.180%) due 09/15/2037 ~		1,000	986
GSAA Home Equity Trust 1.864% due 06/25/2036 •		277	69
GSAMP Trust
1.674% due 12/25/2046 •		655	348
1.794% due 12/25/2036 •		1,349	716
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	700	717
0.760% due 07/15/2031 •		600	605
Home Equity Mortgage Loan Asset-Backed Trust 1.834% due 04/25/2037 •		$120	83
HSI Asset Securitization Corp. Trust
1.804% due 04/25/2037 •		714	508
1.844% due 12/25/2036 •		3,731	1,206
JP Morgan Mortgage Acquisition Trust 1.924% (US0001M + 0.300%) due 07/25/2036 ~		270	137
Jubilee CLO DAC 0.610% (EUR003M + 0.610%) due 04/15/2030 ~	EUR	600	621
Laurelin DAC 0.720% (EUR003M + 0.720%) due 10/20/2031 ~		700	719
LCCM Trust 2.524% due 12/13/2038 •		$1,200	1,177
LendingClub Receivables Trust
3.750% due 01/15/2027		355	351
3.750% due 12/15/2045		198	195
4.000% due 08/15/2025		248	246
Long Beach Mortgage Loan Trust
1.924% due 05/25/2036 •		237	145
2.164% due 05/25/2046 •		1,510	541
2.599% (US0001M + 0.975%) due 04/25/2035 ~		450	445
M360 Ltd. 3.126% due 11/22/2038 •		1,100	1,085
Man GLG Euro CLO DAC 0.690% due 12/15/2031 •	EUR	700	718
Massachusetts Educational Financing Authority 2.134% due 04/25/2038 •		$55	55
MASTR Asset-Backed Securities Trust
1.674% due 01/25/2037 •		5,664	1,918
1.944% (US0001M + 0.320%) due 10/25/2036 ~		1,261	702
2.104% due 03/25/2036 •		192	142
MF1 Ltd. 3.460% due 06/19/2037 •		1,900	1,862
MFA Trust 2.363% due 03/25/2060 þ		315	304
Morgan Stanley ABS Capital, Inc. Trust
1.754% due 01/25/2037 •		1,036	551
1.754% (US0001M + 0.130%) due 02/25/2037 ~		1,310	610

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2022 (Unaudited)

1.759% (US0001M + 0.135%) due 11/25/2036 ~		1,933	1,375
1.834% (US0001M + 0.210%) due 01/25/2037 ~		946	505
1.904% due 08/25/2036 •		1,747	981
Morgan Stanley Dean Witter Capital, Inc. Trust 2.604% due 02/25/2033 •		186	182
Morgan Stanley Mortgage Loan Trust
1.964% due 11/25/2036 •		134	47
2.344% (US0001M + 0.720%) due 04/25/2037 ~		150	54
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.954% due 10/25/2036 ^•		656	157
NovaStar Mortgage Funding Trust 1.944% due 10/25/2036 •		931	567
Ownit Mortgage Loan Trust 2.524% (US0001M + 0.900%) due 10/25/2036 ^~		133	126
Pagaya AI Debt Selection Trust 4.970% due 01/15/2030		300	298
PRET LLC 5.240% due 04/25/2052 þ		484	476
Pretium Mortgage Credit Partners LLC 2.240% due 09/27/2060 þ		349	332
RAAC Trust 2.134% due 08/25/2036 •		7	7
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		1,603	669
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		500	492
Residential Asset Securities Corp. Trust 1.924% due 08/25/2036 •		2	1
Securitized Asset-Backed Receivables LLC Trust
1.784% (US0001M + 0.160%) due 08/25/2036 ~		1,015	376
2.104% due 07/25/2036 •		491	236
2.584% due 01/25/2036 ^•		708	664
Sound Point CLO Ltd. 2.273% due 07/20/2032 •		1,000	974
Soundview Home Loan Trust
1.704% due 06/25/2037 •		249	180
1.884% due 02/25/2037 •		579	180
2.524% (US0001M + 0.900%) due 10/25/2037 ~		1,425	1,122
Structured Asset Securities Corp. Mortgage Loan Trust
1.759% due 07/25/2036 •		120	119
1.964% due 12/25/2036 •		74	73
Theorem Funding Trust 1.850% due 02/15/2028		554	543
TIAA CLO Ltd. 2.763% (US0003M + 1.700%) due 01/20/2032 ~		1,000	954
Upstart Securitization Trust 5.500% due 06/20/2032		1,100	1,087
Upstart Structured Pass Throug 4.250% due 06/17/2030		192	188

Total Asset-Backed Securities (Cost $46,861)			43,980

SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		497	104
1.125% due 07/09/2035 þ		326	68
1.400% due 03/25/2023	ARS	39,806	146

Total Sovereign Issues (Cost $565)			318

SHORT-TERM INSTRUMENTS 76.8%
COMMERCIAL PAPER 0.6%
Crown Castle International Corp. 2.400% due 07/12/2022		$1,100	1,099

REPURCHASE AGREEMENTS (h) 28.1%			55,042
		PRINCIPAL AMOUNT (000s)

SHORT-TERM NOTES 2.4%
AmeriCredit Automobile Receivables Trust 2.192% due 06/19/2023		1,200	1,200
Enterprise Fleet Financing LLC 2.764% due 06/20/2023		2,300	2,303

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2022 (Unaudited)

Exeter Automobile Receivables Trust 1.865% due 06/15/2023		1,200	1,199

			4,702

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (d)(e)	ARS	12,800	43

U.S. TREASURY BILLS 23.9%
0.786% due 07/07/2022 - 09/01/2022 (c)(d)(k)		$46,900	46,856

U.S. TREASURY CASH MANAGEMENT BILLS 21.8%
1.698% due 09/06/2022 - 11/01/2022 (b)(c)(d)(k)		43,100	42,876

Total Short-Term Instruments (Cost $150,663)			150,618

Total Investments in Securities (Cost $240,290)			236,037

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		14,858	144

Total Short-Term Instruments (Cost $146)			144

Total Investments in Affiliates (Cost $146)			144

Total Investments 120.4% (Cost $240,436)			$236,181
Financial Derivative Instruments (i)(j) (6.9)%(Cost or Premiums, net $2,021)			(13,618)
Other Assets and Liabilities, net (13.5)%			(26,385)

Net Assets 100.0%			$196,178

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^										Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ										Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)										Security is an Interest Only ("IO") or IO Strip.
(b)										When-issued security.
(c)										Coupon represents a weighted average yield to maturity.
(d)										Zero coupon security.
(e)										Coupon represents a yield to maturity.
(f)										Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)										Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)										REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

JPS	1.400	06/30/2022	07/01/2022	$50,500		U.S. Treasury Notes 1.375% due 11/15/2031			$(51,693)	$50,500	$50,502
FICC	0.400%	06/30/2022	07/01/2022	4,542		U.S. Treasury Notes 3.000% due 06/30/2024			(4,633)	4,542	4,542

Total Repurchase Agreements									$(56,326)	$55,042	$55,044

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)

U.S. Government Agencies (5.4)%
Uniform Mortgage-Backed Security, TBA						2.000%	07/01/2037		$2,000	$(1,873)	$(1,867)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2052		5,900	(5,116)	(5,117)
Uniform Mortgage-Backed Security, TBA						2.500	08/01/2052		3,900	(3,506)	(3,504)

	Total U.S. Government Agencies									(10,495)	(10,488)

Sovereign Issues (0.6)%
Canada Government International Bond						2.750%	12/01/2048	CAD	1,700	(1,171)	(1,244)

Total Short Sales (6.0)%										$(11,666)	$(11,732)

(1)										Includes accrued interest.
(2)										Payable for short sales includes $(23) of accrued interest
(i)										FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
										Variation Margin(1)
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Asset	Liability

E-Mini Russell 2000 Index September Futures				09/2022	35	$2,989		$(139)		$0	$(23)
U.S. Treasury 30-Year Bond September Futures				09/2022	13	1,802		(9)		22	0
U.S. Treasury Ultra Long-Term Bond September Futures				09/2022	28	4,322		(133)		66	0

								$(281)		$88	$(23)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	7	$(1,091)	$30	$0	$(27)
Euro-Buxl 30-Year Bond September Futures	09/2022	2	(343)	15	0	(15)
U.S. Treasury 2-Year Note September Futures	09/2022	70	(14,701)	74	0	(39)
U.S. Treasury 5-Year Note September Futures	09/2022	33	(3,704)	15	0	(23)
U.S. Treasury 10-Year Note September Futures	09/2022	20	(2,371)	10	0	(20)

$144	$0	$(124)

Total Futures Contracts	$(137)	$88	$(147)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2024	0.494%	$100	$1	$0	$1	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.084	EUR	400	(25)	17	(8)	0	(1)

$(24)	$17	$(7)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-38 5-Year Index	5.000%	Quarterly	06/20/2027	$198	$9	$(14)	$(5)	$0	$(1)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	900	18	(16)	2	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	51,000	661	(662)	(1)	0	(10)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	EUR	30,200	215	(485)	(270)	0	(81)

$903	$(1,177)	$(274)	$0	$(92)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	4,700	$(456)	$(371)	$(827)	$85	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	2,000	435	335	770	0	(59)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	$800	5	(73)	(68)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	2,900	(94)	(232)	(326)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	700	15	(86)	(71)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	3,100	(87)	(332)	(419)	24	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	200	36	(60)	(24)	1	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	1100	200	(331)	(131)	7	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	400	33	(111)	(78)	2	0
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024	$25,700	0	(1,452)	(1,452)	62	0
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024	12,300	(76)	(640)	(716)	30	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050	1,900	(23)	(518)	(541)	14	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	8,700	1,782	1,150	2,932	0	(59)
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	5,300	(480)	(541)	(1,021)	92	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	1,700	188	417	605	0	(44)
Receive	CPURNSA	2.487	Maturity	12/07/2051	$2,500	24	(10)	14	0	(69)
Pay	UKRPI	3.400	Maturity	01/15/2030	GBP	3,800	162	(801)	(639)	7	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	UKRPI	4.250	Maturity	11/15/2031	1,900	40	61	101	0	(11)

$1,704	$(3,595)	$(1,891)	$354	$(242)
Total Swap Agreements	$2,583	$(4,755)	$(2,172)	$354	$(335)

Cash of $4,054 has pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	Unsettled variation margin asset of $11 for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	$3,705	CAD	4,740	$11	$(33)
07/2022	1,576	DKK	11,084	0	(15)
08/2022	DKK	11,061	$1,576	15	0
08/2022	MXN	9,999	493	0	(1)
BPS	07/2022	CAD	3,274	2,556	23	(10)
07/2022	EUR	567	599	5	0
07/2022	GBP	99	125	4	0
07/2022	$9,076	EUR	8,625	0	(37)
08/2022	EUR	8,486	$8,941	32	0
08/2022	GBP	99	120	0	0
08/2022	$336	ZAR	5,365	0	(8)
11/2022	125	2,002	0	(4)
CBK	08/2022	ILS	11,364	$3,500	242	0
DUB	07/2022	DKK	3,212	476	23	0
GLM	07/2022	BRL	1,436	289	15	0
07/2022	$276	BRL	1,436	0	(2)
08/2022	BRL	1,436	$274	2	0
11/2022	ZAR	1,611	100	3	0
HUS	07/2022	$1,290	CAD	1,629	0	(25)
08/2022	CNH	91	$13	0	0
05/2023	91	14	0	0
JPM	08/2022	201	30	0	0
MYI	07/2022	DKK	11,209	1,663	84	0
07/2022	$476	DKK	3,336	0	(5)
08/2022	DKK	2,321	$331	3	0
RBC	08/2022	ZAR	5,365	341	13	0
09/2022	$2,313	MXN	47,584	26	0
RYL	07/2022	CAD	1,595	$1,270	30	0
SCX	07/2022	1,515	1,172	0	(5)
07/2022	$3,332	ILS	11,234	0	(115)
SOG	07/2022	EUR	8,059	$8,661	216	0
UAG	09/2022	MXN	37,593	1,887	39	0

Total Forward Foreign Currency Contracts	$786	$(260)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	16,200	$155	$393

Total Purchased Options	$155	$393

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2022 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	400	$(1)	$0
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	1,100	(3)	(4)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	400	(1)	0
JPM	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	07/20/2022	800	(2)	(3)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.200	07/20/2022	200	(1)	(1)

$(8)	$(8)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	31,400	$(151)	$(428)

Total Written Options	$(159)	$(436)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$2,240	$(558)	$566	$8	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	ERAUSST Index	12,827	1.405% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/01/2022	$76,878	$0	$(13,828)	$0	$(13,828)
BPS	Receive	ERAUSST Index	3,538	1.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/15/2023	17,486	0	(19)	0	(19)
JPM	Receive	ERAUSST Index	5,995	1.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/10/2023	29,628	0	(30)	0	(30)
SOG	Receive	ERAUSST Index	7,986	1.380% (1-Month USD-LIBOR less a specified spread)	Monthly	10/05/2022	39,468	0	(24)	0	(24)
Receive	ERAUSST Index	8,767	1.610% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/19/2023	43,492	0	(178)	0	(178)

$0	$(14,079)	$0	$(14,079)

Total Swap Agreements	$(558)	$(13,513)	$8	$(14,079)

(k)

Securities with an aggregate market value of $24,664 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2022 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,529	$0	$7,529
Industrials	0	2,982	0	2,982
Utilities	0	868	0	868
Municipal Bonds & Notes
Illinois	0	94	0	94
U.S. Government Agencies	0	5,184	0	5,184
Non-Agency Mortgage-Backed Securities	0	24,464	0	24,464
Asset-Backed Securities	0	43,980	0	43,980
Sovereign Issues	0	318	0	318
Short-Term Instruments
Commercial Paper	0	1,099	0	1,099
Repurchase Agreements	0	55,042	0	55,042
Short-Term Notes	0	4,702	0	4,702
Argentina Treasury Bills	0	43	0	43
U.S. Treasury Bills	0	46,856	0	46,856
U.S. Treasury Cash Management Bills	0	42,876	0	42,876

	$0	$236,037	$0	$236,037
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$144	$0	$0	$144

Total Investments	$144	$236,037	$0	$236,181

Short Sales, at Value - Liabilities
Sovereign Issues	0	(1,244)	0	(1,244)
U.S. Government Agencies	0	(10,488)	0	(10,488)

	$0	$(11,732)	$0	$(11,732)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	442	0	442
Over the counter	0	1,187	0	1,187

	$0	$1,629	$0	$1,629
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(65)	(417)	0	(482)
Over the counter	0	(14,775)	0	(14,775)

	$(65)	$(15,192)	$0	$(15,257)

Total Financial Derivative Instruments	$(65)	$(13,563)	$0	$(13,628)

Totals	$79	$210,742	$0	$210,821

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.6% ¤
CORPORATE BONDS & NOTES 21.7%
BANKING & FINANCE 14.0%
AerCap Ireland Capital DAC
3.300% due 01/23/2023		$400	$399
4.125% due 07/03/2023		2,047	2,027
American Tower Corp.
1.000% due 01/15/2032	EUR	1,800	1,404
3.800% due 08/15/2029		$1,686	1,549
Argentum Netherlands BV for Swiss Re Ltd. 5.750% due 08/15/2050 •		1,200	1,166
ASR Nederland NV 5.125% due 09/29/2045 •	EUR	300	320
Aviation Capital Group LLC 4.375% due 01/30/2024		$120	118
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,567	1,279
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(g)(h)	EUR	600	605
Banco BTG Pactual SA 4.500% due 01/10/2025		$1,745	1,683
Bank of America Corp.
2.843% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,100	1,086
3.974% due 02/07/2030 •		1,446	1,368
Barclays PLC
2.791% (US0003M + 1.380%) due 05/16/2024 ~		2,529	2,528
4.972% due 05/16/2029 •		800	787
7.125% due 06/15/2025 •(g)(h)	GBP	1,142	1,337
7.250% due 03/15/2023 •(g)(h)		400	480
8.000% due 06/15/2024 •(g)(h)		$872	859
Credit Suisse Group AG
3.750% due 03/26/2025		1,000	970
6.375% due 08/21/2026 •(g)(h)		872	723
7.500% due 07/17/2023 •(g)(h)		940	870
7.500% due 12/11/2023 •(g)(h)		800	764
Danske Bank AS 2.781% (US0003M + 1.060%) due 09/12/2023 ~		1,100	1,101
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	400	390
1.625% due 01/20/2027		700	658
1.750% due 01/17/2028		100	91
2.601% (US0003M + 1.190%) due 11/16/2022 ~		$963	963
2.783% (US0003M + 1.230%) due 02/27/2023 ~		2,529	2,526
3.547% due 09/18/2031 •		3,450	2,892
Discover Bank 4.650% due 09/13/2028		1,544	1,487
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		73	72
Equinix, Inc. 1.550% due 03/15/2028		700	589
Equitable Holdings, Inc. 4.350% due 04/20/2028		603	582
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	604	586
Ford Motor Credit Co. LLC
2.366% (US0003M + 1.080%) due 08/03/2022 ~		$300	299
3.350% due 11/01/2022		1,000	995
5.584% due 03/18/2024		200	199
General Motors Financial Co., Inc. 3.275% (US0003M + 0.990%) due 01/05/2023 ~		61	61
Goldman Sachs Group, Inc.
3.330% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	397
4.223% due 05/01/2029 •		1,446	1,391
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	508
2.999% due 03/10/2026 •		3,200	3,050
4.292% due 09/12/2026 •		400	391
5.250% due 09/16/2022 •(g)(h)	EUR	700	725
International Lease Finance Corp. 5.875% due 08/15/2022		$120	120
Lloyds Banking Group PLC
4.550% due 08/16/2028		1,200	1,174
4.947% due 06/27/2025 •(g)(h)	EUR	200	197
7.500% due 09/27/2025 •(g)(h)		$872	852

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Mizuho Financial Group, Inc. 3.477% due 04/12/2026		1,678	1,615
Nationwide Building Society 4.363% due 08/01/2024 •		1,008	1,010
Natwest Group PLC
3.747% (US0003M + 1.550%) due 06/25/2024 ~		1,074	1,075
4.519% due 06/25/2024 •		1,074	1,072
4.892% due 05/18/2029 •		2,468	2,394
8.000% due 08/10/2025 •(g)(h)		872	865
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		782	778
2.650% due 07/13/2022		61	61
Nomura Holdings, Inc. 2.648% due 01/16/2025		1,612	1,540
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	9,046	1,049
Nykredit Realkredit AS 1.500% due 10/01/2053		40,826	4,732
Realkredit Danmark AS 1.500% due 10/01/2053		12,123	1,407
Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		$1,476	1,477
6.750% due 06/24/2024 •(g)(h)	GBP	900	1,057
Societe Generale SA 7.875% due 12/18/2023 •(g)(h)		$300	295
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		2,300	1,824
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		1,678	1,495
UBS AG 5.125% due 05/15/2024 (h)		2,348	2,348
UBS Group AG 4.751% due 05/12/2028 •		2,500	2,477
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	2,100	1,764
0.625% due 08/14/2030		1,200	998
1.741% due 05/04/2030 •		2,000	1,866
2.879% due 10/30/2030 •		$1,600	1,408
3.000% due 02/19/2025		542	530
WPC Eurobond BV 2.250% due 04/09/2026	EUR	1,745	1,721

			81,476

INDUSTRIALS 6.5%
Aker BP ASA 2.875% due 01/15/2026		$450	426
Bacardi Ltd.
2.750% due 07/15/2026		100	92
4.700% due 05/15/2028		300	297
BAT Capital Corp. 3.222% due 08/15/2024		61	59
BAT International Finance PLC
1.668% due 03/25/2026		1,200	1,064
3.950% due 06/15/2025		120	118
Boeing Co. 2.750% due 02/01/2026		700	651
Bristol-Myers Squibb Co. 3.400% due 07/26/2029		447	432
Broadcom, Inc.
2.450% due 02/15/2031		700	563
3.469% due 04/15/2034		1,300	1,060
3.500% due 02/15/2041		400	302
3.750% due 02/15/2051		200	149
Caterpillar, Inc. 2.600% due 09/19/2029		1,566	1,432
Charter Communications Operating LLC
2.936% (US0003M + 1.650%) due 02/01/2024 ~		2,108	2,125
4.908% due 07/23/2025		2,148	2,156
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	641
DAE Funding LLC
1.625% due 02/15/2024		900	853
2.625% due 03/20/2025		400	373
3.375% due 03/20/2028		500	441
Dell International LLC
4.900% due 10/01/2026		100	100
5.300% due 10/01/2029		300	296
5.850% due 07/15/2025		100	103
Energy Transfer LP 4.250% due 03/15/2023		240	240
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	1,324	1,213
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		$2,348	2,047

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Imperial Brands Finance PLC
3.125% due 07/26/2024		2,588	2,508
3.500% due 07/26/2026		200	188
INEOS Finance PLC 2.125% due 11/15/2025	EUR	1,625	1,537
Magallanes, Inc.
4.054% due 03/15/2029		$400	367
4.279% due 03/15/2032		1,500	1,342
Micron Technology, Inc. 5.327% due 02/06/2029		843	839
MPLX LP 2.650% due 08/15/2030		800	669
Nakilat, Inc. 6.067% due 12/31/2033		857	915
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		800	787
3.522% due 09/17/2025		1,500	1,421
4.345% due 09/17/2027		1,800	1,654
4.810% due 09/17/2030		800	711
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		800	715
Pfizer, Inc. 3.450% due 03/15/2029		1,446	1,405
Sands China Ltd.
3.100% due 03/08/2029		500	355
3.250% due 08/08/2031		500	331
3.800% due 01/08/2026		500	401
5.125% due 08/08/2025		2,646	2,224
T-Mobile USA, Inc.
2.050% due 02/15/2028		800	695
2.250% due 02/15/2026		400	361
2.700% due 03/15/2032		300	252
3.375% due 04/15/2029		500	439
3.500% due 04/15/2031		600	519

			37,868

UTILITIES 1.2%
American Water Capital Corp. 3.450% due 06/01/2029		1,446	1,362
Edison International 5.750% due 06/15/2027		542	551
Pacific Gas & Electric Co.
3.000% due 06/15/2028		500	431
4.550% due 07/01/2030		800	712
Rio Oil Finance Trust 9.250% due 07/06/2024		97	101
Southern California Edison Co. 3.650% due 03/01/2028		1,145	1,085
Southern Co. Gas Capital Corp. 1.750% due 01/15/2031		1,900	1,504
Sprint Communications, Inc. 6.000% due 11/15/2022		120	121
Sprint Corp.
7.125% due 06/15/2024		301	310
7.875% due 09/15/2023		662	684

			6,861

Total Corporate Bonds & Notes (Cost $141,270)			126,205

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		90	97

Total Municipal Bonds & Notes (Cost $88)			97

U.S. GOVERNMENT AGENCIES 8.2%
Fannie Mae
4.226% (US0001M + 5.850%) due 03/25/2041 ~(a)		1,711	190
5.076% due 03/25/2036 •(a)		700	73
20.066% (US0001M + 26.560%) due 12/25/2036 ~		40	49
Freddie Mac
4.000% due 01/01/2048 - 03/01/2049		1,339	1,341
5.146% due 07/15/2036 •(a)		917	114
5.376% due 04/15/2036 •(a)		164	14
Ginnie Mae
1.750% due 11/20/2044 •		305	303
2.857% due 04/20/2068 •		954	942
Ginnie Mae, TBA 5.000% due 07/01/2052		5,400	5,535
Uniform Mortgage-Backed Security 3.500% due 06/01/2045 - 04/01/2048		8,758	8,563

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2052		3,600	3,459
4.500% due 08/01/2052		26,700	26,751

Total U.S. Government Agencies (Cost $47,677)			47,334

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Inflation Protected Securities (f)
1.375% due 02/15/2044		9,561	9,797

Total U.S. Treasury Obligations (Cost $12,342)			9,797

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.0%
Adjustable Rate Mortgage Trust
2.717% due 01/25/2036 ^~		1,116	916
2.925% due 09/25/2035 ^~		12	10
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		288	237
Avon Finance PLC 1.690% due 09/20/2048 •	GBP	7,250	8,781
Banc of America Funding Trust
2.032% due 04/20/2047 ^•		$36	34
2.496% due 09/20/2034 ~		8	8
BCAP LLC Trust 5.250% due 04/26/2037		54	35
BDS Ltd. 2.207% (SOFR30A + 1.414%) due 09/15/2035 ~		596	591
Bear Stearns Adjustable Rate Mortgage Trust
2.066% due 04/25/2033 ~		13	13
2.548% due 02/25/2033 ~		3	3
2.572% due 08/25/2033 ~		28	27
2.588% due 01/25/2033 ~		358	359
2.817% due 02/25/2034 ~		4	4
2.961% due 01/25/2035 ~		3	2
3.899% due 07/25/2034 ~		58	54
Bear Stearns ALT-A Trust
2.124% due 01/25/2036 ^•		61	82
2.752% due 05/25/2035 ~		22	21
3.044% due 10/25/2033 ~		2	2
Citigroup Mortgage Loan Trust, Inc. 3.440% (H15T1Y + 1.800%) due 09/25/2035 ~		2	2
Countrywide Alternative Loan Trust
1.476% due 12/25/2035 •		3	2
1.476% (12MTA + 1.000%) due 12/25/2035 ~		59	55
1.984% due 05/25/2047 •		126	110
2.024% (US0001M + 0.400%) due 08/25/2037 ~		112	77
2.252% due 12/20/2035 •		449	412
2.264% due 11/25/2035 •		2,321	1,917
5.500% due 11/25/2035		48	33
6.250% due 08/25/2036		1,251	840
Countrywide Home Loan Mortgage Pass-Through Trust
2.284% due 02/25/2035 •		13	11
2.920% due 09/25/2047 ^~		2	1
3.571% due 08/25/2034 ~		5	5
Credit Suisse First Boston Mortgage Securities Corp. 1.081% due 03/25/2032 ~		5	5
Credit Suisse Mortgage Capital Trust 2.938% due 12/26/2059 ~		618	610
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.374% due 10/25/2047 •		2,018	1,708
Eurohome UK Mortgages PLC 1.739% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	181	215
FWD Securitization Trust 2.240% due 01/25/2050 ~		$658	640
GCAT LLC 2.981% due 09/25/2025 þ		1,038	1,021
GSR Mortgage Loan Trust
2.668% due 11/25/2035 ~		2	2
HarborView Mortgage Loan Trust
1.817% due 12/19/2036 •		511	449
1.832% due 07/19/2047 •		2,024	1,860
IndyMac INDX Mortgage Loan Trust
2.104% due 07/25/2035 •		1	1
2.264% (US0001M + 0.640%) due 07/25/2045 ~		37	30
JP Morgan Mortgage Trust 2.976% due 04/25/2037 ~		37	33
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		1,144	1,097
Lehman XS Trust
1.874% due 08/25/2037 •		662	614
1.984% due 12/25/2036 •		855	847
Luminent Mortgage Trust 2.938% due 04/25/2036 ~		3,302	2,586
MASTR Adjustable Rate Mortgages Trust
1.834% due 04/25/2046 •		3	3
2.493% due 10/25/2033 ~		476	371

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Merrill Lynch Alternative Note Asset Trust 2.024% due 03/25/2037 •		4,136	1,283
Merrill Lynch Mortgage Investors Trust
2.120% due 05/25/2033 ~		38	38
2.124% due 11/25/2035 •		129	122
Merrill Lynch Mortgage-Backed Securities Trust 2.731% due 04/25/2037 ^~		10	9
MSDB Trust 3.427% due 07/11/2039 ~		4,000	3,708
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~		467	450
PHH Alternative Mortgage Trust 1.944% (US0001M + 0.320%) due 02/25/2037 ~		1,697	1,270
PRET LLC 1.843% due 09/25/2051 þ		2,552	2,400
Prima Capital CRE Securitization Ltd. 3.500% due 04/15/2038		2,300	2,323
Residential Accredit Loans, Inc. Trust 1.964% due 01/25/2037 •		1,705	1,469
Sequoia Mortgage Trust
1.274% due 03/20/2035 •		5	5
2.224% due 01/20/2047 ^~		4	3
Structured Adjustable Rate Mortgage Loan Trust 3.451% due 11/25/2035 ^~		520	483
Structured Asset Mortgage Investments Trust 2.295% due 02/19/2035 •		20	19
Taurus UK DAC 1.458% due 05/17/2031 •	GBP	496	584
Thornburg Mortgage Securities Trust 4.783% (US0012M + 1.250%) due 06/25/2047 ^~		$6	6
Towd Point Mortgage Funding
1.361% due 07/20/2045 •	GBP	4,917	5,978
1.827% due 02/20/2054 •		1,349	1,642
WaMu Mortgage Pass-Through Certificates Trust
1.286% due 07/25/2047 •		$331	279
1.356% due 10/25/2046 ^•		3,711	3,272
1.824% (COF 11 + 1.500%) due 12/25/2046 ~		142	138
2.550% due 01/25/2037 ^~		2	2
2.713% due 12/25/2036 ^~		2	2
2.742% due 04/25/2037 ^~		7	7
Washington Mutual Mortgage Pass-Through Certificates Trust
1.226% due 02/25/2047 ^•		1,565	1,452
1.446% (12MTA + 0.970%) due 05/25/2046 ^~		3	3
Wells Fargo Alternative Loan Trust
3.411% due 07/25/2037 ^~		32	29
6.250% due 07/25/2037 ^		1,115	1,005
Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		3,536	3,503

Total Non-Agency Mortgage-Backed Securities (Cost $61,152)			58,220

ASSET-BACKED SECURITIES 23.0%
ACE Securities Corp. Home Equity Loan Trust 3.424% (US0001M + 1.800%) due 10/25/2032 ~		7	7
ALM Ltd. 2.894% due 10/15/2029 •		3,100	3,029
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.569% (US0001M + 0.945%) due 07/25/2035 ~		4,964	4,862
Arbor Realty Commercial Real Estate Notes Ltd.
3.679% due 05/15/2037 •		1,200	1,191
4.179% (TSFR1M + 2.900%) due 05/15/2037 ~		1,200	1,191
Argent Securities Trust
1.734% due 09/25/2036 •		722	264
2.104% due 06/25/2036 •		2,116	668
Asset-Backed Funding Certificates Trust 2.359% due 03/25/2035 •		1,140	1,028
Atlas Senior Loan Fund Ltd. 2.363% due 04/20/2028 •		2,150	2,098
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		127	127
Black Diamond CLO DAC 0.980% (EUR003M + 0.980%) due 05/15/2032 ~	EUR	2,100	2,151
Cairn CLO DAC 0.780% (EUR003M + 0.780%) due 10/15/2031 ~		850	868
Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		1,450	1,485
0.890% due 08/15/2032 •		2,300	2,338
CarNow Auto Receivables Trust 3.440% due 07/15/2024		$332	331
Carrington Mortgage Loan Trust
1.884% due 02/25/2037 •		3,537	3,310
2.183% due 10/20/2029 •		2,713	2,680
CIFC Funding Ltd. 2.734% due 04/25/2033 •		1,700	1,615
Citigroup Mortgage Loan Trust
1.774% due 12/25/2036 •		3,273	1,371

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

1.944% (US0001M + 0.320%) due 09/25/2036 ~		3,649	2,794
Countrywide Asset-Backed Certificates
2.024% due 02/25/2037 •		482	441
2.124% due 01/25/2046 ^•		5,442	5,134
Countrywide Asset-Backed Certificates Trust
1.774% due 06/25/2047 ^•		122	122
2.224% due 06/25/2036 •		238	236
Fortress Credit Investments Ltd. 2.753% due 02/23/2039 •		3,700	3,653
Fremont Home Loan Trust 2.284% due 01/25/2036 •		523	508
Galaxy CLO Ltd. 2.014% (US0003M + 0.970%) due 10/15/2030 ~		1,000	984
GoldenTree Loan Management EUR CLO DAC 0.900% due 01/20/2032 •	EUR	10,500	10,692
GSAA Home Equity Trust 1.864% due 06/25/2036 •		$621	156
GSAMP Trust 1.754% due 12/25/2046 •		1,813	1,056
Halseypoint Clo Ltd. 2.503% due 07/20/2031 •		600	591
Harvest CLO DAC 0.640% due 10/15/2031 •	EUR	1,000	1,024
Home Equity Mortgage Loan Asset-Backed Trust 1.834% due 04/25/2037 •		$247	171
HSI Asset Securitization Corp. Trust 1.844% due 12/25/2036 •		8,357	2,701
JP Morgan Mortgage Acquisition Trust 1.924% (US0001M + 0.300%) due 07/25/2036 ~		605	307
Laurelin DAC 0.720% (EUR003M + 0.720%) due 10/20/2031 ~	EUR	2,700	2,773
LendingClub Receivables Trust
3.750% due 01/15/2027		$1,163	1,150
3.750% due 12/15/2045		647	640
4.000% due 08/15/2025		833	827
LL ABS Trust 3.760% due 11/15/2029		1,711	1,695
Long Beach Mortgage Loan Trust 2.599% (US0001M + 0.975%) due 04/25/2035 ~		1,008	997
Man GLG Euro CLO
1.700% (EUR003M + 1.700%) due 10/15/2032 ~	EUR	2,300	2,272
1.970% due 10/15/2032		1,000	929
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		598	614
MASTR Asset-Backed Securities Trust
1.944% (US0001M + 0.320%) due 10/25/2036 ~		$2,825	1,572
2.104% due 03/25/2036 •		430	318
MF1 Ltd. 2.542% due 02/19/2037 •		2,900	2,763
Morgan Stanley ABS Capital, Inc. Trust
1.754% due 01/25/2037 •		2,322	1,234
1.754% (US0001M + 0.130%) due 02/25/2037 ~		2,527	2,273
1.904% due 08/25/2036 •		3,913	2,197
Morgan Stanley Home Equity Loan Trust 1.794% due 04/25/2037 •		2,390	1,370
Morgan Stanley Mortgage Loan Trust 2.344% (US0001M + 0.720%) due 04/25/2037 ~		336	122
Mountain View CLO LLC 2.134% (US0003M + 1.090%) due 10/16/2029 ~		2,215	2,188
Nassau Ltd. 2.194% (US0003M + 1.150%) due 10/15/2029 ~		1,583	1,575
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.954% due 10/25/2036 ^•		1,469	351
NovaStar Mortgage Funding Trust 1.944% due 10/25/2036 •		2,086	1,270
Ownit Mortgage Loan Trust 2.524% (US0001M + 0.900%) due 10/25/2036 ^~		298	283
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		2,996	2,894
4.970% due 01/15/2030		1,200	1,192
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	3,876	4,012
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.499% (US0001M + 1.875%) due 10/25/2034 ~		$1,131	1,088
PRET LLC
1.744% due 07/25/2051 þ		892	837
1.868% due 07/25/2051 þ		917	828
5.240% due 04/25/2052 þ		1,549	1,524
RAAC Trust 2.134% due 08/25/2036 •		16	16
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		800	787
Residential Asset Mortgage Products Trust 2.299% due 11/25/2035 •		1,984	1,942
Securitized Asset-Backed Receivables LLC Trust 2.344% due 10/25/2035 •		2,650	2,371

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	2,150	2,190
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		$1,930	1,851
Soundview Home Loan Trust
1.704% due 06/25/2037 •		557	402
1.884% due 02/25/2037 •		1,296	403
Starwood Mortgage Trust 2.579% due 11/15/2038 •		4,500	4,287
Theorem Funding Trust 1.210% due 12/15/2027		994	972
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	2,500	2,554
Toro European CLO DAC 0.920% due 01/12/2032 •		9,100	9,263
Upstart Structured Pass Throug 4.250% due 06/17/2030		$671	659
VMC Finance LLC 2.692% (SOFR30A + 1.900%) due 02/18/2039 ~		2,800	2,754

Total Asset-Backed Securities (Cost $145,799)			133,423

SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
0.500% due 07/09/2030 þ		722	159
1.000% due 07/09/2029		149	35
1.125% due 07/09/2035 þ		1,323	280
2.500% due 07/09/2041 þ		4,395	1,143
15.500% due 10/17/2026	ARS	31,468	37
Israel Government International Bond 1.250% due 11/30/2022	ILS	3,200	917

Total Sovereign Issues (Cost $4,444)			2,571

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Banco Santander SA 5.250% due 09/29/2023 •(g)		200,000	200
JPMorgan Chase & Co. 4.709% (US0003M + 3.470%) due 10/30/2022 ~(g)		1,232,000	1,170
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		486,375	496

Total Preferred Securities (Cost $2,036)			1,866

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 35.3%
REPURCHASE AGREEMENTS (i) 10.9%			63,551

SHORT-TERM NOTES 1.7%
AmeriCredit Automobile Receivables Trust 2.192% due 06/19/2023		$3,400	3,399
Enterprise Fleet Financing LLC 2.764% due 06/20/2023		6,400	6,407

			9,806

ISRAEL TREASURY BILLS 2.1%
(0.026)% due 08/03/2022 - 01/04/2023 (c)(d)	ILS	43,400	12,399

U.S. TREASURY BILLS 19.1%
0.788% due 07/05/2022 - 08/11/2022 (c)(d)(l)		$110,800	110,730

U.S. TREASURY CASH MANAGEMENT BILLS 1.5%
1.416% due 10/04/2022 (d)(e)(l)		8,500	8,460

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $206,314)		204,946

Total Investments in Securities (Cost $621,122)		584,459

	SHARES
INVESTMENTS IN AFFILIATES 7.7%
SHORT-TERM INSTRUMENTS 7.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%
PIMCO Short-Term Floating NAV Portfolio III	4,610,579	44,741

Total Short-Term Instruments (Cost $45,443)		44,741

Total Investments in Affiliates (Cost $45,443)		44,741

Total Investments 108.3% (Cost $666,565)		$629,200
Financial Derivative Instruments (j)(k) 2.3%(Cost or Premiums, net $(301))		13,369
Other Assets and Liabilities, net (10.6)%		(61,826)

Net Assets 100.0%		$580,743

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									Payment in-kind security.
(c)									Coupon represents a weighted average yield to maturity.
(d)									Zero coupon security.
(e)									Coupon represents a yield to maturity.
(f)									Principal amount of security is adjusted for inflation.
(g)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)									Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

JPS	1.400	06/30/2022	07/01/2022	$62,700		U.S. Treasury Bonds 2.000% due 08/15/2051			$(64,257)	$62,700	$62,702
FICC	0.400%	06/30/2022	07/01/2022	851		U.S. Treasury Notes 3.000% due 06/30/2024			(868)	851	851

Total Repurchase Agreements									$(65,125)	$63,551	$63,553

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)

U.S. Government Agencies (7.0)%
Uniform Mortgage-Backed Security, TBA						2.000%	07/01/2037		$8,700	$(8,147)	$(8,123)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2052		21,100	(18,296)	(18,298)
Uniform Mortgage-Backed Security, TBA						2.500	08/01/2052		15,900	(14,292)	(14,287)

	Total U.S. Government Agencies									(40,735)	(40,708)

Sovereign Issues (0.9)%
Canada Government International Bond						2.750%	12/01/2048	CAD	7,400	(5,076)	(5,411)

Total Short Sales (7.9)%										$(45,811)	$(46,119)

(1)									Includes accrued interest.
(2)									Payable for short sales includes $96 of accrued interest.
(j)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2022	113	$23,732		$(67)		$64	$0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index September Futures	09/2022	106	$(20,084)	$396	$168	$0
Euro STOXX 50 September Futures	09/2022	138	(4,976)	101	136	0
Euro-Bund 10-Year Bond September Futures	09/2022	45	(7,016)	192	0	(170)
Euro-Buxl 30-Year Bond September Futures	09/2022	8	(1,371)	59	0	(59)
FTSE 100 Index September Futures	09/2022	17	(1,474)	4	32	0
Nikkei 225 Yen-denominated September Futures	09/2022	30	(2,918)	90	39	0
U.S. Treasury 5-Year Note September Futures	09/2022	138	(15,491)	171	0	(97)
U.S. Treasury 10-Year Note September Futures	09/2022	208	(24,655)	(197)	0	(211)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	183	(28,245)	823	0	(429)

$1,639	$375	$(966)

Total Futures Contracts	$1,572	$439	$(966)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	1.142%	$900	$16	$(21)	$(5)	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	2.327	900	(5)	(37)	(42)	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	600	(4)	(30)	(34)	0	(1)
Stellantis NV	5.000	Quarterly	12/20/2026	2.172	EUR	600	138	(63)	75	0	(4)

$145	$(151)	$(6)	$0	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-38 5-Year Index	5.000%	Quarterly	06/20/2027	$2,277	$104	$(167)	$(63)	$0	$(3)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	37,300	303	(303)	0	0	(7)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	EUR	16,400	236	(383)	(147)	0	(44)

$643	$(853)	$(210)	$0	$(54)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	18,300	$(1,775)	$(1,446)	$(3,221)	$333	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	7,900	1,722	1,318	3,040	0	(235)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	$3,100	19	(284)	(265)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	12,600	(419)	(998)	(1,417)	82	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	2,500	52	(306)	(254)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	10,800	(311)	(1,149)	(1,460)	84	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	7,900	(73)	(871)	(944)	49	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	$12,700	(201)	556	355	0	(74)
Pay	3-Month USD-LIBOR	0.891	Semi-Annual	11/15/2045	28,700	0	(10,639)	(10,639)	193	0
Pay	3-Month USD-LIBOR	0.896	Semi-Annual	11/15/2045	5,800	0	(2,145)	(2,145)	39	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	13,200	2,707	1,741	4,448	0	(90)
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	19,500	(1,833)	(1,923)	(3,756)	337	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	7,100	858	1,668	2,526	0	(184)
Pay	UKRPI	3.593	Maturity	11/15/2028	GBP	3,900	0	(450)	(450)	9	0
Pay	UKRPI	3.595	Maturity	11/15/2028	2,200	177	(430)	(253)	5	0

$923	$(15,358)	$(14,435)	$1,171	$(583)

Total Swap Agreements	$1,711	$(16,362)	$(14,651)	$1,171	$(644)

Cash of $11,520 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.

(k)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2022	CHF	46,364		$48,518	$0	$(48)
	07/2022	DKK	2,880		407	1	0
	07/2022	GBP	56,676		71,660	2,669	0
	07/2022		$16,330	CAD	20,893	47	(145)
	07/2022		2,442	DKK	17,168	0	(23)
	08/2022	DKK	17,133		$2,442	23	0
	08/2022	INR	55,574		701	0	0
	08/2022	KRW	512,769		396	0	(2)
	08/2022	MXN	32,372		1,595	0	(5)
	08/2022	TWD	8,518		287	0	0
BPS	07/2022	CAD	14,078		10,991	99	(44)
	07/2022	EUR	359		384	8	0
	07/2022	MXN	25,688		1,228	0	(49)
	07/2022		$4,954	CHF	4,746	17	0
	07/2022		2,190	DKK	15,535	7	(8)
	07/2022		63,226	EUR	60,111	0	(232)
	07/2022		9,667	GBP	7,838	2	(128)
	07/2022		1,918	JPY	255,900	4	(36)
	07/2022		1,278	MXN	25,688	0	(1)
	08/2022	EUR	59,429		$62,622	228	0
	08/2022	IDR	2,668,486		182	4	0
	08/2022		$339	IDR	4,996,152	0	(5)
	08/2022		943	INR	73,474	0	(15)
	08/2022		285	THB	10,062	0	0
	08/2022		1,426	ZAR	22,761	0	(33)
	09/2022	MXN	25,688		$1,259	0	(1)
	09/2022	TWD	441,012		15,875	949	0
	11/2022		$803	ZAR	12,878	0	(22)
BRC	07/2022		51,944	JPY	7,044,080	0	(27)
	08/2022	JPY	6,893,966		$50,904	9	0
	08/2022	SGD	771		558	3	0
	08/2022		$371	IDR	5,496,890	0	(4)
	09/2022		3,779	MYR	16,613	0	(13)
CBK	07/2022	BRL	8,988		$1,716	0	(2)
	07/2022		$1,850	BRL	8,988	0	(133)
	07/2022		883	EUR	822	0	(21)
	08/2022	ILS	16,706		$5,334	544	0
	08/2022	INR	58,861		752	9	0
	08/2022		$3,166	TWD	93,604	0	(10)
	10/2022	ILS	800		$256	25	0
	11/2022		8,943		2,856	272	0
	12/2022		9,601		3,065	285	0
	01/2023		10,198		3,230	271	0
DUB	07/2022	DKK	7,452		1,100	50	0
	07/2022	PLN	901		207	6	0
	07/2022		$10,846	CHF	10,302	0	(54)
	08/2022	CHF	10,285		$10,846	54	0
	08/2022	THB	97,586		2,810	46	0
	08/2022	TWD	22,145		746	0	(1)
	12/2022	ILS	400		126	10	0
GLM	07/2022	DKK	2,375		343	8	0
	07/2022	MXN	15,857		776	0	(11)
	08/2022	BRL	1,583		300	0	0
	09/2022	HKD	142,279		18,169	1	0
	09/2022		$485	MYR	2,138	0	0
HUS	07/2022	DKK	930		$139	8	0
	07/2022	NOK	26,935		2,879	145	0
	07/2022	NZD	1,054		688	29	0
	07/2022		$4,433	CAD	5,597	0	(85)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

07/2022	1,016	GBP	829	0	(7)
07/2022	3,335	SEK	32,560	0	(152)
08/2022	PHP	9,409	$178	7	0
08/2022	$361	CLP	302,424	0	(34)
08/2022	1,116	CNH	7,496	3	0
08/2022	156	IDR	2,280,557	0	(3)
08/2022	288	THB	10,165	0	0
05/2023	1,160	CNH	7,786	5	0
JPM	07/2022	137	CZK	3,208	0	(1)
08/2022	KRW	3,113,489	$2,446	29	0
08/2022	SGD	6,190	4,503	47	0
08/2022	TWD	258,062	8,759	58	0
08/2022	$490	CNH	3,296	2	0
08/2022	352	IDR	5,184,099	0	(6)
08/2022	174	KRW	221,037	0	(2)
09/2022	TWD	522,215	$18,788	1,114	0
09/2022	$1,907	HKD	14,935	0	0
MYI	07/2022	BRL	8,988	$1,743	26	0
07/2022	DKK	21,146	3,137	157	0
07/2022	$1,716	BRL	8,988	1	0
07/2022	512	DKK	3,603	0	(5)
07/2022	10,186	JPY	1,386,845	35	0
08/2022	CHF	29,842	$31,159	0	(154)
08/2022	DKK	3,596	512	5	0
08/2022	JPY	1,384,599	10,186	0	(36)
08/2022	KRW	4,029,799	3,164	35	0
08/2022	THB	238,064	6,910	167	0
08/2022	TWD	76,744	2,605	18	0
08/2022	$1,729	BRL	8,988	0	(27)
08/2022	419	IDR	6,183,791	0	(6)
08/2022	1,580	INR	123,403	0	(22)
08/2022	2,435	TWD	70,144	0	(70)
09/2022	TWD	213,164	$7,636	422	0
RBC	07/2022	$3,428	CAD	4,408	0	(4)
08/2022	CAD	4,408	$3,428	4	0
08/2022	ZAR	8,253	525	20	0
09/2022	$4,769	MXN	98,128	53	0
RYL	07/2022	CAD	6,927	$5,514	133	0
SCX	07/2022	6,686	5,173	0	(21)
07/2022	DKK	1,525	224	9	0
07/2022	SEK	2,485	255	12	0
07/2022	$610	CHF	589	7	0
07/2022	100	ILS	337	0	(3)
07/2022	7,918	JPY	1,077,931	27	0
08/2022	IDR	3,358,880	$224	0	(1)
08/2022	JPY	1,076,183	7,918	0	(27)
08/2022	$1,985	CNH	13,298	1	0
09/2022	MYR	55,499	$13,201	622	0
11/2022	$217	COP	920,730	0	0
SOG	07/2022	EUR	60,574	$65,106	1,627	0
07/2022	HUF	62,335	168	3	0
07/2022	$64,316	GBP	52,848	16	0
08/2022	GBP	52,848	$64,346	0	(17)
SSB	09/2022	$264	MYR	1,161	0	(1)
TOR	07/2022	CAD	19,200	$15,031	115	0
07/2022	JPY	10,342,709	81,485	5,256	0
07/2022	$10,347	CAD	13,311	13	(19)
08/2022	CAD	13,312	$10,347	19	(13)
08/2022	$5,873	GBP	4,839	21	0
08/2022	212	KRW	268,818	0	(3)
UAG	07/2022	839	CHF	823	23	0
07/2022	379	HUF	132,943	0	(29)
08/2022	249	PHP	13,085	0	(12)
08/2022	221	TRY	3,903	7	0
08/2022	2,813	TWD	82,735	0	(24)
09/2022	HKD	51,603	$6,589	0	0
09/2022	MXN	94,004	4,718	98	0
10/2022	TRY	4,881	289	26	0

Total Forward Foreign Currency Contracts	$16,076	$(1,857)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	87,200	$837	$2,118

Total Purchased Options	$837	$2,118

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	1,400	$(2)	$(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250	07/20/2022	500	(5)	(10)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	800	(4)	(2)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	800	(2)	(3)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	1,600	(3)	(1)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	200	(2)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	1,400	(6)	(3)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	5,300	(10)	(6)
JPM	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	300	(3)	(3)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	07/20/2022	2,900	(11)	(11)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.200	07/20/2022	800	(3)	(3)

$(51)	$(45)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	174,500	$(837)	$(2,379)

Total Written Options	$(888)	$(2,424)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$2,800	$(701)	$710	$9	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	4,921	(1,260)	1,277	17	0

$(1,961)	$1,987	$26	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	RALVEIET Index	6,931	2.260% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/10/2022	$811	$0	$(2)	$0	$(2)
Pay	S&P 500 Total Return Index	5,732	1.520% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/10/2022	45,818	0	61	61	0
Receive	RALVEIIT Index	204,432	2.240% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/09/2022	31,536	0	(44)	0	(44)
Pay	NDUEEGF Index	2,262	1.685% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	1,133	0	1	1	0
Pay	S&P 500 Total Return Index	5,354	1.955% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	42,797	0	50	50	0
Receive	RALVEIET Index	688,052	2.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	106,139	0	(149)	0	(149)
BRC	Pay	NDDUWXUS Index	3,357	1.520% (1-Month USD-LIBOR less a specified spread)	Monthly	02/01/2023	21,230	0	13	13	0
CBK	Receive	RALVEIET Index	505,164	1.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	108,646	0	(89)	0	(89)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

	Pay	NDUEEGF Index	13,891	1.430% (1-Month USD-LIBOR less a specified spread)	Monthly	05/24/2023	6,960	0	6	6	0
FAR	Receive	RALVEIUT Index	68,264	1.870% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/16/2022	14,682	0	(16)	0	(16)
FBF	Pay	NDUEEGF Index	16,669	1.080% (1-Month USD-LIBOR less a specified spread)	Monthly	08/10/2022	8,352	0	10	10	0
	Receive	RALVEIET Index	150,641	2.220% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/10/2022	17,616	0	(38)	0	(38)
	Receive	RALVEIIT Index	134,697	2.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/14/2022	15,752	0	(23)	0	(23)
	Pay	NDUEEGF Index	5,844	1.685% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	2,928	0	3	3	0
	Receive	RALVEIIT Index	436,341	2.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	67,310	0	(87)	0	(87)
	Receive	RALVEIIT Index	50,564	2.220% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	7,802	0	(2)	0	(2)
	Receive	RALVEIET Index	417,193	2.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	48,787	0	(77)	0	(77)
GST	Receive	RALVEIIT Index	26,395	3.230% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/10/2022	3,087	0	(7)	0	(7)
	Pay	S&P 500 Total Return Index	3,265	1.950% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	26,099	0	30	30	0
	Pay	S&P 500 Total Return Index	1,151	1.870% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	9,200	0	0	0	0
HUS	Receive	RALVEIUT Index	437,538	1.970% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	94,101	0	(107)	0	(107)
JPM	Pay	NDDUWXUS Index	11,842	1.020% (1-Month USD-LIBOR less a specified spread)	Monthly	08/10/2022	74,893	0	65	65	0
	Receive	RALVEIUT Index	442,877	1.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/10/2022	95,250	0	(120)	0	(120)
	Receive	RALVEIET Index	208,023	2.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	24,326	0	(41)	0	(41)
	Pay	NDUEEGF Index	11,542	1.610% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/01/2023	5,783	0	6	6	0
	Pay	NDUEEGF Index	6,345	1.520% (1-Month USD-LIBOR less a specified spread)	Monthly	03/15/2023	3,179	0	3	3	0
	Receive	RALVEIET Index	425,851	2.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/19/2023	49,799	0	(79)	0	(79)
	Pay	NDUEEGF Index	19,650	1.440% (1-Month USD-LIBOR less a specified spread)	Monthly	04/26/2023	9,846	0	9	9	0
	Receive	RALVEIET Index	95,824	2.500% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/26/2023	11,206	0	(18)	0	(18)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

MBC	Pay	NDDUWXUS Index	3,412	1.520% (1-Month USD-LIBOR less a specified spread)	Monthly	04/26/2023	21,894	0	337	337	0
MEI	Receive	RALVEIIT Index	436,130	1.655% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/10/2022	67,277	0	(96)	0	(96)
	Receive	RALVEIET Index	181,067	2.050% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/26/2022	28,127	0	(236)	0	(236)
	Pay	NDDUWXUS Index	7,372	1.560% (1-Month USD-LIBOR less a specified spread)	Monthly	01/11/2023	46,623	0	38	38	0
	Pay	NDDUWXUS Index	986	1.470% (1-Month USD-LIBOR less a specified spread)	Monthly	02/01/2023	6,236	0	5	5	0
MYI	Receive	RALVEIIT Index	242,145	2.140% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	37,353	0	(48)	0	(48)
RBC	Receive	RALVEIUT Index	168,509	1.970% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/01/2023	36,241	0	(41)	0	(41)
UAG	Pay	NDUEEGF Index	3,234	1.080% (1-Month USD-LIBOR less a specified spread)	Monthly	08/10/2022	1,620	0	2	2	0
	Pay	NDUEEGF Index	89,884	1.685% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	45,037	0	51	51	0
	Pay	S&P 500 Total Return Index	6,201	2.000% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	49,567	0	60	60	0

								$0	$(570)	$750	$(1,320)

Total Swap Agreements								$(1,961)	$1,417	$776	$(1,320)

(l)

Securities with an aggregate market value of $27,238 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$81,476	$0		$81,476
Industrials						0	37,868	0		37,868
Utilities						0	6,861	0		6,861
Municipal Bonds & Notes
Illinois						0	97	0		97
U.S. Government Agencies						0	47,334	0		47,334
U.S. Treasury Obligations						0	9,797	0		9,797
Non-Agency Mortgage-Backed Securities						0	58,220	0		58,220
Asset-Backed Securities						0	133,423	0		133,423
Sovereign Issues						0	2,571	0		2,571
Preferred Securities
Banking & Finance						0	1,866	0		1,866
Short-Term Instruments
Repurchase Agreements						0	63,551	0		63,551
Short-Term Notes						0	9,806	0		9,806

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Israel Treasury Bills	0	12,399	0	12,399
U.S. Treasury Bills	0	110,730	0	110,730
U.S. Treasury Cash Management Bills	0	8,460	0	8,460

	$0	$584,459	$0	$584,459
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$44,741	$0	$0	$44,741

Total Investments	$44,741	$584,459	$0	$629,200

Short Sales, at Value - Liabilities
Sovereign Issues	0	(5,411)	0	(5,411)
U.S. Government Agencies	0	(40,708)	0	(40,708)

	$0	$(46,119)	$0	$(46,119)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	375	1,235	0	1,610
Over the counter	0	18,970	0	18,970

	$375	$20,205	$0	$20,580
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(229)	(1,381)	0	(1,610)
Over the counter	0	(5,601)	0	(5,601)

	$(229)	$(6,982)	$0	$(7,211)

Total Financial Derivative Instruments	$146	$13,223	$0	$13,369

Totals	$44,887	$551,563	$0	$596,450

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Real Return Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.8% ¤
CORPORATE BONDS & NOTES 4.8%
BANKING & FINANCE 4.8%
Aviation Capital Group LLC 4.375% due 01/30/2024		$100	$98
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		143	117
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(d)(e)	EUR	1,400	1,413
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$11,550	11,561
Dexia Credit Local SA 2.375% due 09/20/2022		1,200	1,200
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		9,800	9,768
ING Bank NV 2.625% due 12/05/2022		14,800	14,791
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	44,989	5,134
1.000% due 10/01/2050		355,130	39,360
1.000% due 10/01/2053		144,238	14,889
1.500% due 10/01/2053		136,461	15,257
2.500% due 10/01/2047		8	1
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(d)(e)	EUR	700	691
Natwest Group PLC
3.747% (US0003M + 1.550%) due 06/25/2024 ~		$10,700	10,712
4.519% due 06/25/2024 •		6,900	6,886
Nissan Motor Acceptance Co. LLC
2.650% due 07/13/2022		100	100
3.875% due 09/21/2023		100	99
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	18,401	2,109
1.000% due 10/01/2050		265,867	29,520
1.000% due 10/01/2053		12,211	1,340
1.500% due 10/01/2053		238,443	26,564
2.000% due 10/01/2053		8,896	1,062
2.500% due 10/01/2047		4	0
Nykredit Realkredit AS
0.500% due 10/01/2043		133,629	15,204
1.000% due 10/01/2050		1,157,791	128,208
1.000% due 10/01/2053		58,308	6,339
1.500% due 10/01/2053		721,268	80,986
2.500% due 10/01/2047		21	3
Realkredit Danmark AS
1.000% due 10/01/2050		353,729	39,149
1.000% due 10/01/2053		46,058	4,953
1.500% due 10/01/2053		73,071	8,436
2.500% due 04/01/2047		9	1
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		$200	200
UniCredit SpA 7.830% due 12/04/2023		37,100	38,433

			514,584

INDUSTRIALS 0.0%
AbbVie, Inc. 2.900% due 11/06/2022		200	200
Discovery Communications LLC 2.950% due 03/20/2023		105	104
Komatsu Finance America, Inc. 2.437% due 09/11/2022		200	200
Penske Truck Leasing Co. LP 4.250% due 01/17/2023		100	100
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		200	200
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		1,250	1,262

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

VMware, Inc. 3.900% due 08/21/2027	1,900	1,826

		3,892

UTILITIES 0.0%
Duke Energy Corp. 2.400% due 08/15/2022	200	200
Eversource Energy 2.900% due 10/01/2024	300	293
Oncor Electric Delivery Co. LLC 7.000% due 09/01/2022	200	201
Tampa Electric Co. 2.600% due 09/15/2022	200	200

		894

Total Corporate Bonds & Notes (Cost $675,860)		519,370

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
1.001% due 07/25/2037 •	137	134
1.066% (US0001M + 0.060%) due 12/25/2036 ~	41	40
1.067% (US0001M + 0.130%) due 03/25/2036 ~	47	46
1.523% due 06/01/2043 •	13	13
1.524% due 09/01/2044 - 10/01/2044 •	352	359
1.840% due 11/01/2033 •	15	15
1.842% due 04/01/2032 •	11	10
1.893% due 10/01/2033 •	2	2
1.934% due 02/01/2034 •	11	11
1.974% due 07/25/2037 •	26	25
1.974% (US0001M + 0.350%) due 05/25/2042 ~	70	70
2.052% due 04/01/2027 •	7	7
2.064% due 05/25/2036 •	20	20
2.069% due 02/25/2037 •	126	126
2.084% due 05/25/2035 ~	6	6
2.102% due 04/01/2033 •	78	79
2.525% due 02/01/2032 •	4	4
3.610% due 04/01/2035 •	20	20
3.759% due 05/01/2035 •	16	16
3.965% due 12/01/2036 •	10	10
5.019% due 09/01/2034 •	5	6
6.500% due 06/25/2028	11	12
Freddie Mac
1.524% due 02/25/2045 •	335	342
1.594% due 01/15/2037 •	4	4
1.756% due 09/01/2036 •	15	15
1.876% due 07/25/2044 •	66	68
1.884% (US0001M + 0.260%) due 08/25/2031 ~	87	85
1.904% due 09/25/2031 •	202	201
1.927% due 10/01/2036 •	20	20
2.294% due 07/01/2036 •	40	42
2.299% due 01/01/2034 •	46	46
2.338% due 01/01/2034 •	142	140
2.810% due 06/01/2033 •	71	71
6.500% due 01/25/2028	4	4
7.000% due 10/15/2030	11	12
Ginnie Mae
0.382% due 08/20/2068 •	10,470	10,215
1.625% due 07/20/2035 •	6	6
1.750% due 12/20/2035 •	189	188
1.843% (US0001M + 0.820%) due 01/20/2060 ~	8,334	8,321
Uniform Mortgage-Backed Security 4.000% due 08/01/2038 - 04/01/2050	37,411	37,551
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2052	5,500	4,942
3.000% due 07/01/2052 - 08/01/2052	52,400	48,791
3.500% due 07/01/2052 - 08/01/2052	110,380	106,158
4.000% due 04/01/2052 - 07/01/2052	175,730	173,049

Total U.S. Government Agencies (Cost $391,717)		391,302

U.S. TREASURY OBLIGATIONS 89.4%
U.S. Treasury Bonds
1.625% due 11/15/2050 (h)	13,790	9,705
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2023	236,571	240,577
0.125% due 07/15/2024	166,168	167,793
0.125% due 10/15/2024 (j)(l)	184,600	185,772
0.125% due 04/15/2025 (j)	94,337	94,409
0.125% due 10/15/2025 (l)	88,565	88,524
0.125% due 04/15/2026	87,826	87,037
0.125% due 07/15/2026	245,660	243,768
0.125% due 10/15/2026 (h)	341,673	338,703
0.125% due 04/15/2027	112,409	110,727
0.125% due 01/15/2030	315,476	301,345

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

0.125% due 07/15/2030	260,632	248,749
0.125% due 01/15/2031	257,186	244,829
0.125% due 07/15/2031 (h)	510,315	485,640
0.125% due 01/15/2032	285,247	271,012
0.125% due 02/15/2051	107,811	83,222
0.125% due 02/15/2052 (l)	50,776	39,511
0.250% due 01/15/2025 (j)	99,707	100,336
0.250% due 07/15/2029	303,449	294,438
0.250% due 02/15/2050	81,231	64,270
0.375% due 07/15/2023	80,029	81,444
0.375% due 07/15/2025 (j)	60,063	60,682
0.375% due 01/15/2027	233,514	232,749
0.375% due 07/15/2027	226,926	226,214
0.500% due 04/15/2024 (j)	130,621	132,451
0.500% due 01/15/2028 (h)(l)	430,388	427,679
0.625% due 04/15/2023 (h)(j)	556,544	566,090
0.625% due 01/15/2024 (j)(l)	101,986	103,747
0.625% due 01/15/2026	153,110	154,879
0.625% due 02/15/2043	71,187	63,013
0.750% due 07/15/2028 (h)	370,938	373,810
0.750% due 02/15/2042	222,642	203,773
0.750% due 02/15/2045	166,806	149,645
0.875% due 01/15/2029	209,025	211,108
0.875% due 02/15/2047	156,758	145,136
1.000% due 02/15/2046	231,416	219,716
1.000% due 02/15/2048	59,194	56,620
1.000% due 02/15/2049 (l)	40,561	39,116
1.375% due 02/15/2044	407,974	418,015
1.750% due 01/15/2028	300,454	319,088
2.000% due 01/15/2026	149,590	158,480
2.125% due 02/15/2040	114,319	133,636
2.125% due 02/15/2041	117,175	136,338
2.375% due 01/15/2025	231,367	245,224
2.375% due 01/15/2027 (l)	2,475	2,689
2.500% due 01/15/2029	161,391	179,512
3.375% due 04/15/2032 (l)	12,702	15,880
3.625% due 04/15/2028	435,113	508,468
3.875% due 04/15/2029	251,611	303,963
U.S. Treasury Notes
1.750% due 12/31/2024 (l)	38,020	36,853

Total U.S. Treasury Obligations (Cost $10,125,253)		9,606,385

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
Adjustable Rate Mortgage Trust
2.950% due 08/25/2035 ~	68	66
3.344% due 10/25/2035 ^~	147	142
Alliance Bancorp Trust 2.104% (US0001M + 0.480%) due 07/25/2037 ~	3,553	3,084
American Home Mortgage Assets Trust
1.814% due 05/25/2046 ^•	268	225
1.834% due 10/25/2046 •	4,608	2,665
AREIT Trust 3.508% due 04/15/2037 •	1,161	1,125
Banc of America Funding Trust
3.266% due 01/20/2047 ~	2,919	2,637
3.461% due 01/20/2047 ^~	94	89
5.753% due 10/25/2036 ^þ	104	95
6.337% due 01/25/2037 ^þ	97	88
6.388% due 04/25/2037 ^þ	73	69
Banc of America Mortgage Trust
2.469% due 11/25/2035 ^~	296	271
3.066% due 07/25/2035 ^~	148	140
BCAP LLC Trust
1.964% due 01/25/2037 ^•	843	757
2.930% due 04/26/2036 ~	1,460	1,260
Bear Stearns Adjustable Rate Mortgage Trust
2.086% due 01/25/2034 ~	82	79
2.371% due 01/25/2034 ~	266	262
2.744% due 11/25/2034 ~	32	30
2.778% due 11/25/2030 ~	43	41
2.817% due 02/25/2034 ~	245	235
2.876% due 10/25/2035 ~	221	216
3.278% due 05/25/2047 ^~	460	432
3.333% due 02/25/2036 ^~	88	84
3.440% due 07/25/2036 ^~	533	492
Bear Stearns ALT-A Trust
2.752% due 05/25/2035 ~	23	22
3.074% due 09/25/2035 ^~	41	27
3.128% due 11/25/2036 ~	565	371
3.134% due 08/25/2036 ^~	231	161
3.224% due 09/25/2047 ^~	3,014	1,745
3.235% due 08/25/2036 ^~	383	305
BSST Mortgage Trust 2.579% (TSFR1M + 1.300%) due 02/15/2037 ~	3,200	3,111

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

Chase Mortgage Finance Trust
2.624% due 02/25/2037 ~		16	16
2.894% due 12/25/2035 ^~		128	119
2.963% due 02/25/2037 ~		31	30
ChaseFlex Trust 2.124% (US0001M + 0.500%) due 06/25/2035 ~		186	62
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.804% due 07/25/2036 •		188	173
CIM Trust 2.624% (US0001M + 1.000%) due 02/25/2049 ~		175	174
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 09/25/2033		198	152
Citigroup Mortgage Loan Trust
2.360% due 03/25/2034 ~		54	52
2.585% due 07/25/2046 ^~		391	360
3.396% due 09/25/2037 ^~		149	135
3.950% due 05/25/2035 •		47	45
Citigroup Mortgage Loan Trust, Inc. 3.440% (H15T1Y + 1.800%) due 09/25/2035 ~		65	62
Countrywide Alternative Loan Trust
1.134% due 06/25/2046		3	0
1.476% due 12/25/2035 •		468	407
1.792% due 02/20/2047 ^•		49	38
1.807% due 12/20/2046 ^•		2,734	2,295
1.822% due 07/20/2046 ^•		2,588	1,993
2.032% (US0001M + 0.420%) due 03/20/2046 ~		115	91
2.266% (US0001M + 0.640%) due 11/20/2035 ~		252	236
2.324% (US0001M + 0.700%) due 10/25/2035 ^~		79	56
3.163% due 02/25/2037 ^~		1,422	1,328
5.000% due 07/25/2035		92	61
5.500% due 11/25/2035 ^		18	16
5.750% due 05/25/2036		981	473
6.000% due 01/25/2037 ^		3,199	2,099
6.000% due 02/25/2037 ^		63	33
6.000% due 04/25/2037		1,128	1,027
6.500% due 08/25/2032		23	23
Countrywide Home Loan Mortgage Pass-Through Trust
2.204% (US0001M + 0.580%) due 04/25/2035 ~		237	208
2.264% due 03/25/2035 •		6	5
2.643% due 11/20/2034 ~		2	2
2.672% due 04/20/2036 ^~		19	16
2.701% due 10/20/2035 ~		10,978	10,509
2.711% due 11/25/2034 ~		5	5
2.730% due 02/25/2047 ^~		122	111
2.749% due 01/20/2035 ~		18	18
3.044% due 03/25/2037 ^~		108	95
3.093% due 11/25/2037 ~		1,062	999
3.128% due 04/25/2035 ^~		37	32
3.182% due 02/20/2036 ^~		29	24
5.500% due 11/25/2035 ^		75	49
5.500% due 04/25/2038		173	168
6.000% due 04/25/2036		1,276	778
6.000% due 03/25/2037 ^		3,652	2,113
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.593% due 07/25/2033 ~		3	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~		365	122
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.445% due 10/25/2035 ~		19	18
First Horizon Alternative Mortgage Securities Trust
2.474% due 09/25/2034 ~		52	48
2.778% due 06/25/2034 ~		209	203
6.000% due 02/25/2037 ^		686	337
6.250% due 08/25/2037 ^		154	78
First Horizon Mortgage Pass-Through Trust 3.213% due 08/25/2035 ~		215	146
Great Hall Mortgages PLC
1.048% (SONIO/N + 0.269%) due 06/18/2038 ~	GBP	197	236
1.743% (BP0003M + 0.130%) due 03/18/2039 ~		252	302
GreenPoint Mortgage Funding Trust 2.064% (US0001M + 0.440%) due 06/25/2045 ~		$368	344
Grifonas Finance PLC 0.000% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	118	117
GSR Mortgage Loan Trust
2.668% due 11/25/2035 ~		$18	17
3.049% due 11/25/2035 ~		95	95
3.146% due 11/25/2035 ^~		350	311
3.193% due 04/25/2035 ~		29	27
3.574% due 07/25/2035 ~		74	72
HarborView Mortgage Loan Trust
1.802% (US0001M + 0.190%) due 09/19/2037 ~		151	139
2.052% due 05/19/2035 •		3	3
2.075% due 03/19/2036 ^•		405	386
2.112% (US0001M + 0.500%) due 01/19/2036 ~		1,034	661
2.179% due 04/19/2034 ~		54	51
2.232% (US0001M + 0.620%) due 11/19/2035 ~		536	438

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.292% due 06/20/2035 •		153	143
2.662% due 01/19/2035 ~		179	173
Hawksmoor Mortgages 1.703% due 05/25/2053 •	GBP	25,506	30,992
HomeBanc Mortgage Trust 2.763% due 04/25/2037 ^~		$540	502
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		141	140
Impac CMB Trust 2.524% (US0001M + 0.900%) due 10/25/2033 ~		6	6
IndyMac INDA Mortgage Loan Trust
2.847% due 11/25/2035 ^~		140	112
2.978% due 08/25/2036 ~		304	261
3.133% due 11/25/2035 ^~		3	3
IndyMac INDB Mortgage Loan Trust 2.224% (US0001M + 0.600%) due 11/25/2035 ^~		127	80
IndyMac INDX Mortgage Loan Trust
1.864% (US0001M + 0.240%) due 07/25/2036 ~		585	549
1.924% (US0001M + 0.300%) due 06/25/2037 ^~		278	122
2.024% due 06/25/2046 •		1,020	899
2.184% due 07/25/2035 •		238	184
2.735% due 01/25/2036 ^~		54	51
2.766% due 10/25/2035 ~		99	86
2.804% due 10/25/2034 ~		254	246
2.985% due 08/25/2035 ~		114	95
2.985% due 08/25/2035 ^~		92	76
3.016% due 12/25/2034 ~		41	40
3.080% due 06/25/2036 ~		157	144
JP Morgan Alternative Loan Trust
2.084% due 03/25/2036 •		1,905	1,810
2.084% (US0001M + 0.460%) due 12/25/2036 ~		12,624	11,749
6.000% due 12/27/2036		115	69
JP Morgan Chase Commercial Mortgage Securities Trust 2.774% (US0001M + 1.450%) due 12/15/2031 ~		3,234	3,204
JP Morgan Mortgage Trust
2.364% due 10/25/2035 ^~		65	53
2.661% due 08/25/2035 ~		126	121
2.736% due 04/25/2035 ~		2	2
2.743% due 06/25/2036 ^~		16	12
2.753% due 11/25/2035 ^~		116	99
2.826% due 06/25/2035 ~		3	3
2.870% due 07/25/2035 ~		23	23
2.904% due 07/25/2035 ~		64	64
2.947% due 07/25/2035 ~		49	47
3.045% due 08/25/2035 ~		87	84
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		3,770	3,768
Lehman XS Trust
1.874% due 08/25/2037 •		2,515	2,333
1.984% due 12/25/2036 •		955	946
2.774% (US0001M + 2.300%) due 12/25/2037 ~		10,875	11,163
Luminent Mortgage Trust 1.984% (US0001M + 0.360%) due 12/25/2036 ^~		255	236
MASTR Adjustable Rate Mortgages Trust
1.834% due 04/25/2046 •		824	745
2.117% due 12/25/2033 ~		189	176
2.190% due 12/25/2033 ~		9	9
3.052% due 11/21/2034 ~		123	118
MASTR Alternative Loan Trust 2.024% due 03/25/2036 ^•		919	85
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.024% due 11/15/2031 •		35	35
2.064% (US0001M + 0.740%) due 09/15/2030 ~		21	21
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.764% (US0001M + 0.440%) due 12/15/2030 ~		59	57
1.804% due 06/15/2030 •		28	27
2.184% due 08/15/2032 •		74	69
2.610% due 10/20/2029 •		27	26
Merrill Lynch Mortgage Investors Trust
1.890% due 03/25/2030 •		17	15
1.953% due 05/25/2036 ~		39	35
2.090% (US0006M + 0.700%) due 11/25/2029 ~		6	6
2.124% due 11/25/2035 •		180	171
2.277% due 02/25/2033 ~		398	363
2.287% due 02/25/2034 ~		520	501
2.292% due 12/25/2034 ~		166	160
2.713% due 06/25/2037 ~		132	126
2.820% due 02/25/2035 ~		145	139
2.931% due 12/25/2035 ~		47	37
2.996% due 09/25/2035 ^~		64	55
Morgan Stanley Mortgage Loan Trust 5.701% due 02/25/2047 þ		193	88
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		21,807	21,134
4.500% due 05/25/2058 ~		2,962	2,947

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

New York Mortgage Trust 2.888% due 05/25/2036 ^~		76	68
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.294% due 02/25/2036 ^~		62	53
5.820% due 03/25/2047 þ		210	201
6.138% due 03/25/2047 þ		194	186
Residential Accredit Loans, Inc. Trust
1.259% due 10/25/2037 ~		3,363	3,102
1.836% (12MTA + 1.360%) due 09/25/2045 ~		100	91
1.924% (US0001M + 0.300%) due 08/25/2035 ~		43	34
1.984% due 06/25/2046 •		2,486	631
2.184% due 12/25/2045 •		658	506
Residential Asset Securitization Trust
2.024% due 05/25/2035 •		4,431	3,084
2.024% due 01/25/2046 ^•		56	19
5.500% due 06/25/2033		54	52
6.500% due 06/25/2037		1,778	511
Residential Mortgage Securities PLC 2.040% due 06/20/2070 •	GBP	11,026	13,384
Sequoia Mortgage Trust
1.995% due 07/20/2036 •		$495	441
2.057% due 05/20/2034 •		130	130
2.295% due 10/19/2026 •		11	11
2.355% due 10/20/2027 •		14	13
2.395% (US0001M + 0.800%) due 10/20/2027 ~		23	23
2.495% due 12/20/2032 •		21	20
Structured Adjustable Rate Mortgage Loan Trust
1.876% due 01/25/2035 ^•		12	11
1.944% due 10/25/2035 •		334	315
2.513% due 04/25/2034 ~		2	2
2.543% due 02/25/2034 ~		106	102
2.853% due 09/25/2035 ~		165	153
2.911% due 11/25/2035 ^~		44	40
2.961% due 08/25/2035 ~		56	52
3.094% due 09/25/2036 ^~		335	272
3.586% due 10/25/2037 ^•		172	162
Structured Asset Mortgage Investments Trust
1.884% (US0001M + 0.260%) due 03/25/2037 ~		76	27
2.044% due 04/25/2036 •		284	253
2.044% due 05/25/2036 •		1,513	1,225
2.084% due 02/25/2036 •		237	217
2.095% due 07/19/2035 •		334	311
2.244% due 12/25/2035 ^•		122	98
2.255% due 09/19/2032 •		57	56
2.255% (US0001M + 0.660%) due 10/19/2034 ~		30	29
2.295% due 03/19/2034 •		86	82
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.119% due 01/25/2034 ~		1	1
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ		1,230	52
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	19,372	23,505
WaMu Mortgage Pass-Through Certificates Trust
1.144% due 12/25/2046 ^•		$1,211	1,059
1.176% due 03/25/2047 ^•		2,592	2,311
1.246% due 05/25/2047 •		405	367
1.456% due 06/25/2046 •		41	39
1.473% due 02/27/2034 •		312	305
1.476% due 02/25/2046 •		324	296
1.676% due 11/25/2042 •		22	20
1.876% (12MTA + 1.400%) due 06/25/2042 ~		31	29
2.204% due 07/25/2045 •		13	12
2.304% due 01/25/2045 •		438	419
2.424% due 10/25/2044 •		144	130
2.462% due 03/25/2034 ~		31	30
2.550% due 01/25/2037 ^~		772	702
2.713% due 12/25/2036 ^~		487	450
2.716% due 12/25/2035 ~		17	17
2.724% due 07/25/2044 •		585	546
2.742% due 04/25/2037 ^~		510	473
2.784% due 02/25/2037 ^~		961	866
2.798% due 03/25/2035 ~		36	35
2.842% due 12/25/2035 ~		1,022	989
2.867% due 12/25/2035 ~		218	208
2.950% due 09/25/2035 ~		116	110
3.050% due 08/25/2036 ^~		80	75
3.125% due 02/25/2037 ^~		206	194
3.220% due 06/25/2033 ~		143	138
3.340% due 05/25/2037 ^~		970	805
Washington Mutual Mortgage Pass-Through Certificates Trust
1.446% (12MTA + 0.970%) due 05/25/2046 ^~		826	678
6.000% due 06/25/2037		4,810	3,997
6.500% due 08/25/2035		182	155
Wells Fargo Mortgage-Backed Securities Trust
2.494% due 10/25/2036 ~		12	11
2.767% due 12/28/2037 ~		1,674	1,589

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.870% due 04/25/2036 ~		410	392

Total Non-Agency Mortgage-Backed Securities (Cost $226,839)			215,975

ASSET-BACKED SECURITIES 8.6%
522 Funding CLO Ltd. 2.103% due 10/20/2031 •		8,300	8,110
ACE Securities Corp. Home Equity Loan Trust
2.314% (US0001M + 0.690%) due 05/25/2035 ~		772	771
3.424% (US0001M + 1.800%) due 10/25/2032 ~		9	10
3.424% due 06/25/2034 •		22	22
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	1,800	1,850
Aegis Asset-Backed Securities Trust 2.269% (US0001M + 0.645%) due 12/25/2035 ~		$2,350	2,262
Allegro CLO Ltd. 2.209% (US0003M + 1.165%) due 10/16/2031 ~		2,800	2,754
ALME Loan Funding Designated Activity Co. 0.750% (EUR003M + 0.750%) due 04/15/2032 ~	EUR	700	715
American Money Management Corp. CLO Ltd. 2.352% (US0003M + 0.950%) due 11/10/2030 ~		$5,200	5,118
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.554% due 05/25/2035 •		1,412	1,403
Anchorage Capital CLO Ltd.
2.094% due 07/15/2030 •		8,500	8,402
2.184% (US0003M + 1.140%) due 07/15/2032 ~		400	390
2.276% due 07/22/2032 •		1,000	972
Apidos CLO
1.944% (US0003M + 0.900%) due 07/18/2029 ~		4,000	3,938
1.974% due 07/17/2030 •		10,900	10,745
2.013% due 10/20/2030 •		1,200	1,173
Aqueduct European CLO DAC
0.640% (EUR003M + 0.640%) due 07/20/2030 ~	EUR	1,407	1,453
0.910% (EUR003M + 0.910%) due 07/15/2032 ~		2,000	2,032
Arbor Realty Commercial Real Estate Notes Ltd. 2.229% due 01/15/2037 •		$6,100	5,928
Ares CLO Ltd.
2.094% due 04/18/2031 •		800	780
2.094% (US0003M + 1.050%) due 01/15/2032 ~		4,000	3,900
2.186% (US0003M + 1.050%) due 04/22/2031 ~		1,800	1,756
Ares European CLO DAC
0.610% (EUR003M + 0.610%) due 04/15/2030 ~	EUR	4,711	4,840
0.780% due 10/15/2031 •		5,900	6,046
Argent Mortgage Loan Trust 2.104% due 05/25/2035 •		$1,428	1,283
Argent Securities Trust
1.924% due 07/25/2036 •		3,011	2,667
1.944% due 05/25/2036 •		1,161	317
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	3,100	3,165
Asset-Backed Funding Certificates Trust 2.324% due 06/25/2034 •		$2,370	2,280
Atlas Senior Loan Fund Ltd. 2.134% (US0003M + 1.090%) due 01/15/2031 ~		1,375	1,355
Atrium Corp. 1.966% due 04/22/2027 •		3,389	3,340
Babson CLO Ltd. 2.053% (US0003M + 0.990%) due 01/20/2031 ~		3,600	3,542
Barings CLO Ltd. 2.133% (US0003M + 1.070%) due 01/20/2032 ~		3,370	3,296
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		448	449
BDS Ltd. 3.307% due 03/19/2039 •		6,100	6,046
Bear Stearns Asset-Backed Securities Trust 2.144% due 10/25/2036 •		39	39
Benefit Street Partners CLO Ltd.
1.994% due 10/15/2030 •		6,850	6,724
2.074% (US0003M + 1.030%) due 01/17/2032 ~		3,050	2,971
2.124% due 07/15/2032 •		800	785
Birch Grove CLO Ltd. 2.959% due 06/15/2031 •		5,100	5,014
Black Diamond CLO DAC 0.860% due 01/20/2032 •	EUR	1,148	1,188
Blackrock European CLO DAC 0.620% (EUR003M + 0.620%) due 10/15/2031 ~		9,300	9,425
BlueMountain Fuji Eur CLO V DAC 0.910% due 01/15/2033 •		900	907
Cairn CLO DAC 0.780% (EUR003M + 0.780%) due 10/15/2031 ~		4,300	4,392
Carlyle Global Market Strategies CLO Ltd.
2.014% (US0003M + 0.970%) due 04/17/2031 ~		$997	975
2.216% due 04/22/2032 •		2,000	1,959
2.275% (US0003M + 1.050%) due 07/27/2031 ~		1,984	1,946
2.361% due 08/14/2030 •		10,700	10,543
2.403% due 07/20/2032 •		1,000	980

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •	EUR	6,660	6,856
Carlyle U.S. CLO Ltd. 2.224% (US0003M + 1.180%) due 01/15/2030 ~		$2,500	2,457
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~		5,300	5,202
Carrington Mortgage Loan Trust
1.864% due 06/25/2036 •		5,320	5,139
2.183% due 04/20/2032 •		1,500	1,462
2.224% (US0001M + 0.600%) due 01/25/2036 ~		2,000	1,946
2.313% due 07/20/2030 •		3,100	3,066
Catamaran CLO Ltd. 2.236% due 04/22/2030 •		10,148	10,016
Cedar Funding CLO Ltd. 2.144% (US0003M + 1.100%) due 07/17/2031 ~		2,600	2,549
CIFC Funding Ltd.
2.108% due 04/23/2029 •		2,778	2,755
2.134% (US0003M + 0.950%) due 10/24/2030 ~		12,600	12,398
2.244% due 10/17/2031 •		500	492
CIT Mortgage Loan Trust 3.124% due 10/25/2037 •		12,029	11,263
Citigroup Mortgage Loan Trust
2.084% due 12/25/2036 •		3,003	2,278
2.299% (US0001M + 0.675%) due 03/25/2037 ~		2,109	2,066
Citigroup Mortgage Loan Trust, Inc. 2.119% due 10/25/2036 •		17,188	16,599
Contego CLO DAC 0.640% due 01/23/2030 •	EUR	3,796	3,911
Countrywide Asset-Backed Certificates 1.874% (US0001M + 0.250%) due 03/25/2037 ~		$10,300	9,794
Countrywide Asset-Backed Certificates Trust
1.764% due 08/25/2037 ^•		174	157
1.814% due 11/25/2037 •		8,131	7,541
1.874% due 02/25/2036 •		663	642
3.349% due 11/25/2034 •		2,533	2,406
5.805% due 04/25/2036 ^~		500	441
Countrywide Asset-Backed Certificates Trust, Inc.
2.364% (US0001M + 0.740%) due 08/25/2047 ~		658	633
2.404% due 11/25/2034 •		255	241
Crestline Denali CLO Ltd.
2.093% (US0003M + 1.030%) due 04/20/2030 ~		2,700	2,661
2.324% due 10/23/2031 •		1,000	978
CSAB Mortgage-Backed Trust 5.684% due 12/25/2036 þ		170	44
CVC Cordatus Loan Fund DAC
0.630% (EUR003M + 0.630%) due 09/15/2031 ~	EUR	700	717
0.650% due 10/15/2031 •		15,000	15,343
0.780% (EUR003M + 0.780%) due 08/15/2032 ~		600	616
Denali Capital CLO Ltd. 2.094% due 04/15/2031 •		$1,898	1,861
Dryden Euro CLO BV 0.660% due 04/15/2033 •	EUR	14,800	15,048
Dryden Euro CLO DAC 0.860% due 05/15/2034 •		9,600	9,733
Dryden Senior Loan Fund
2.014% due 04/18/2031 •		$1,900	1,864
2.064% due 04/15/2029 •		14,133	13,942
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	1,600	1,634
First Franklin Mortgage Loan Trust
1.729% due 10/25/2036 •		$1,431	1,275
2.329% (US0001M + 0.705%) due 11/25/2036 ~		14,950	14,418
Fremont Home Loan Trust 1.759% due 10/25/2036 •		2,223	2,021
Gallatin CLO Ltd.
2.134% due 07/15/2031 •		6,100	5,975
2.148% due 01/21/2028 •		337	334
GoldenTree Loan Management U.S. CLO Ltd. 1.973% due 11/20/2030 •		2,400	2,348
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		1,309	849
GSAMP Trust
1.764% (US0001M + 0.140%) due 12/25/2036 ~		1,839	1,053
1.994% due 03/25/2047 •		3,000	2,531
2.599% due 03/25/2035 ^•		2,613	2,440
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	1,500	1,535
0.680% due 10/20/2031 •		13,000	13,296
0.760% due 07/15/2031 •		2,000	2,018
Home Equity Asset Trust
2.239% (US0001M + 0.615%) due 04/25/2036 ~		$1,233	1,216
2.299% (US0001M + 0.675%) due 02/25/2036 ~		10,896	10,600
HSI Asset Securitization Corp. Trust 2.164% due 02/25/2036 •		1,813	1,790
ICG U.S. CLO Ltd. 2.158% due 04/21/2031 •		750	735

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

IndyMac INDB Mortgage Loan Trust 1.764% due 07/25/2036 •		4,017	1,349
Invesco Euro CLO DAC
0.650% (EUR003M + 0.650%) due 07/15/2031 ~	EUR	1,000	1,017
0.920% due 07/15/2032 •		600	612
JP Morgan Mortgage Acquisition Trust 1.834% due 10/25/2036 •		$265	261
Jubilee CLO DAC
0.650% (EUR003M + 0.650%) due 04/15/2031 ~	EUR	6,500	6,688
0.650% due 04/15/2031 •		1,800	1,826
KKR CLO Ltd.
1.994% due 07/15/2030 •		$7,000	6,878
2.224% (US0003M + 1.180%) due 01/15/2031 ~		2,600	2,565
Laurelin DAC 0.720% (EUR003M + 0.720%) due 10/20/2031 ~	EUR	4,700	4,827
LCM LP 2.063% due 07/20/2030 •		$4,000	3,937
LCM Ltd. 1.951% due 07/20/2030 •		3,000	2,952
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		4,020	2,766
Lehman XS Trust
1.944% due 05/25/2036 •		2,751	3,053
2.424% (US0001M + 0.800%) due 10/25/2035 ~		68	68
4.157% due 06/25/2036 þ		4,239	4,255
LoanCore Issuer Ltd.
2.329% (SOFR30A + 1.550%) due 01/17/2037 ~		11,600	11,275
2.454% due 05/15/2036 •		1,089	1,085
M360 Ltd. 3.126% due 11/22/2038 •		1,900	1,874
Madison Park Funding Ltd.
1.794% (US0003M + 0.750%) due 04/15/2029 ~		4,860	4,796
2.154% due 04/25/2029 •		1,500	1,475
2.439% (US0003M + 1.200%) due 07/29/2030 ~		3,000	2,968
Magnetite Ltd. 2.291% due 11/15/2028 •		7,493	7,379
Man GLG Euro CLO DAC
0.690% due 12/15/2031 •	EUR	8,600	8,820
0.700% due 05/15/2031 •		700	722
0.870% due 01/15/2030 •		2,665	2,766
Marble Point CLO Ltd. 2.084% due 10/15/2030 •		$6,700	6,603
Merrill Lynch Mortgage Investors Trust
1.784% due 09/25/2037 •		120	66
1.864% due 02/25/2037 •		110	38
1.924% (US0001M + 0.300%) due 11/25/2037 ~		10,242	4,226
MF1 Ltd.
2.623% due 07/16/2036 •		2,000	1,939
2.692% due 10/16/2036 •		2,300	2,208
2.960% due 06/19/2037 •		10,200	10,011
Midocean Credit CLO 2.164% due 07/19/2028 •		669	664
MidOcean Credit CLO
2.269% due 01/29/2030 •		6,491	6,407
2.528% due 02/20/2031 •		6,100	6,002
Morgan Stanley ABS Capital, Inc. Trust
1.844% (US0001M + 0.220%) due 10/25/2036 ~		1,623	830
1.854% (US0001M + 0.230%) due 10/25/2036 ~		120	68
1.964% (US0001M + 0.340%) due 03/25/2037 ~		448	215
2.674% (US0001M + 1.050%) due 06/25/2035 ^~		6,500	5,972
Morgan Stanley Dean Witter Capital, Inc. Trust 2.974% due 02/25/2033 •		344	336
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~		111	63
6.000% due 02/25/2037 ^~		91	66
MP CLO Ltd. 1.934% due 10/18/2028 •		5,588	5,483
New Century Home Equity Loan Trust 2.389% due 02/25/2035 •		797	763
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.059% due 03/25/2036 •		2,514	2,466
NovaStar Mortgage Funding Trust
1.964% due 11/25/2036 •		1,355	509
2.329% due 01/25/2036 •		931	926
2.704% due 06/25/2035 •		1,270	1,259
Oak Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	10,500	10,712
Oaktree CLO Ltd. 2.246% (US0003M + 1.110%) due 04/22/2030 ~		$3,450	3,374
OCP Euro CLO DAC 0.820% (EUR003M + 0.820%) due 01/15/2032 ~	EUR	800	827
Octagon Investment Partners Ltd. 2.411% due 02/14/2031 •		$4,800	4,691
Octagon Loan Funding Ltd. 2.635% due 11/18/2031 •		320	314

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

Option One Mortgage Loan Trust 1.864% due 04/25/2037 •		7,080	3,651
OSD CLO Ltd. 1.914% due 04/17/2031 •		2,500	2,445
OZLM Ltd.
2.024% (US0003M + 0.980%) due 10/17/2029 ~		7,860	7,755
2.223% due 07/20/2032 •		4,600	4,494
2.536% (US0003M + 1.250%) due 10/30/2030 ~		791	792
Palmer Square CLO Ltd. 2.144% (US0003M + 1.100%) due 07/16/2031 ~		2,600	2,543
Palmer Square European Loan Funding DAC 1.050% due 10/15/2031 •	EUR	6,200	6,398
Palmer Square Loan Funding Ltd.
1.863% (US0003M + 0.800%) due 07/20/2029 ~		$16,331	16,127
2.084% due 10/24/2027 •		4,106	4,090
2.278% due 05/20/2029 •		367	363
2.328% (US0003M + 0.850%) due 08/20/2027 ~		422	421
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.359% (US0001M + 0.735%) due 09/25/2035 ~		2,713	2,646
2.554% (US0001M + 0.930%) due 05/25/2035 ~		8,391	7,790
2.614% (US0001M + 0.990%) due 09/25/2034 ~		69	69
2.674% due 10/25/2034 •		3,580	3,517
3.349% due 02/25/2035 •		1,636	1,484
Rad CLO Ltd. 2.304% (US0003M + 1.120%) due 07/24/2032 ~		2,500	2,430
Regatta Funding Ltd. 2.294% due 10/17/2030 •		13,900	13,739
Renaissance Home Equity Loan Trust 2.724% (US0001M + 1.100%) due 09/25/2037 ~		31,990	15,927
Residential Asset Securities Corp. Trust 2.104% (US0001M + 0.240%) due 08/25/2036 ~		4,564	4,105
Romark CLO Ltd. 2.214% (US0003M + 1.030%) due 10/23/2030 ~		7,100	6,975
Saranac CLO Ltd. 1.943% due 08/13/2031 •		1,500	1,469
Saxon Asset Securities Trust
2.344% (US0001M + 0.720%) due 05/25/2035 ~		451	435
2.344% (US0001M + 0.720%) due 11/25/2037 ~		1,915	1,743
Securitized Asset-Backed Receivables LLC Trust 1.944% due 07/25/2036 •		3,164	1,256
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	3,900	3,972
Signal Peak CLO Ltd. 2.294% due 04/25/2031 •		$1,650	1,625
SLM Student Loan Trust
2.084% due 07/25/2023 •		6,184	6,059
2.684% due 04/25/2023 •		27,363	27,312
Sound Point CLO Ltd.
2.084% (US0003M + 0.900%) due 01/23/2029 ~		7,977	7,864
2.113% due 10/20/2028 •		12,339	12,190
2.164% due 07/25/2030 •		9,600	9,442
2.174% due 01/23/2029 •		19,934	19,695
2.194% (US0003M + 1.150%) due 04/18/2031 ~		2,287	2,254
2.273% due 07/20/2032 •		7,700	7,504
Soundview Home Loan Trust 1.804% (US0001M + 0.180%) due 07/25/2037 ~		3,210	3,029
Starwood Commercial Mortgage Trust 2.528% due 07/15/2038 •		19,422	19,277
Stratus CLO Ltd.
1.963% due 12/28/2029 •		3,152	3,097
2.013% due 12/29/2029 •		8,759	8,615
Structured Asset Investment Loan Trust 2.329% due 03/25/2034 •		189	179
Structured Asset Securities Corp. Mortgage Loan Trust
1.924% (US0001M + 0.300%) due 04/25/2036 ~		18,531	16,035
2.194% due 10/25/2036 •		1,832	1,797
2.562% due 04/25/2035 •		56	55
Symphony CLO Ltd.
1.924% due 04/15/2028 •		1,048	1,039
1.988% (US0003M + 0.950%) due 07/14/2026 ~		937	935
Telos CLO Ltd. 1.994% due 04/17/2028 •		165	166
THL Credit Wind River Clo Ltd. 2.124% due 04/15/2031 •		10,300	10,045
TICP CLO Ltd. 1.903% (US0003M + 0.840%) due 04/20/2028 ~		5,230	5,184
TPG Real Estate Finance Issuer Ltd. 2.424% due 02/15/2039 •		9,300	9,061
Venture CLO Ltd.
1.924% due 04/15/2027 •		4,005	3,962
1.924% due 07/15/2027 •		933	934
1.963% due 10/20/2028 •		1,567	1,549
2.104% due 07/15/2031 •		1,300	1,278
2.163% (US0003M + 1.100%) due 01/20/2029 ~		6,481	6,419
2.401% due 09/07/2030 •		5,300	5,228
2.628% due 08/28/2029 •		8,810	8,753

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

Vibrant CLO Ltd.
2.103% due 09/15/2030 •		12,300	12,065
2.183% (US0003M + 1.120%) due 07/20/2032 ~		500	486
3.046% due 06/20/2029 •		307	303
VMC Finance LLC 2.692% (SOFR30A + 1.900%) due 02/18/2039 ~		500	492
Voya CLO Ltd.
1.944% due 01/18/2029 •		8,829	8,708
2.024% due 06/07/2030 •		1,300	1,282
2.104% due 04/15/2031 •		3,300	3,241
2.254% (US0003M + 1.210%) due 10/15/2030 ~		3,187	3,147
Wellfleet CLO Ltd.
1.953% due 04/20/2029 •		8,735	8,674
1.953% due 07/20/2029 •		4,517	4,472
1.973% due 04/20/2028 •		1,998	1,981
2.233% (US0003M + 1.170%) due 07/20/2032 ~		475	462
Wells Fargo Home Equity Asset-Backed Securities Trust 4.024% (US0001M + 2.400%) due 12/25/2034 ~		400	400
Wind River CLO Ltd. 2.094% due 07/18/2031 •		1,693	1,660

Total Asset-Backed Securities (Cost $953,607)			919,986

SOVEREIGN ISSUES 8.7%
Argentina Government International Bond 47.331% (BADLARPP) due 10/04/2022 ~	ARS	6,900	6
Australia Government International Bond 3.000% due 09/20/2025	AUD	14,306	10,819
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	35,812	32,101
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	74,882	83,292
0.100% due 07/25/2031 (c)		14,869	16,279
0.100% due 07/25/2038 (c)		41,542	43,306
0.250% due 07/25/2024 (c)		54,801	61,470
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2033 (c)		18,846	17,115
0.400% due 05/15/2030 (c)		51,423	51,373
1.400% due 05/26/2025 (c)		272,703	297,887
Japan Government International Bond
0.005% due 03/10/2031 (c)	JPY	2,313,020	18,036
0.100% due 03/10/2028 (c)		3,958,932	30,667
0.100% due 03/10/2029 (c)		3,316,398	25,738
Mexico Government International Bond
4.000% due 11/08/2046	MXN	1,232	61
7.750% due 05/29/2031		206,976	9,498
New Zealand Government International Bond 2.000% due 09/20/2025	NZD	25,452	16,269
Peru Government International Bond 5.940% due 02/12/2029	PEN	17,700	4,227
Qatar Government International Bond 3.875% due 04/23/2023		$4,000	4,019
Saudi Government International Bond 4.000% due 04/17/2025		9,570	9,644
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	93,202	120,062
1.250% due 11/22/2027 (c)		20,753	29,471
1.875% due 11/22/2022 (c)(h)		41,604	52,450

Total Sovereign Issues (Cost $1,032,029)			933,790

		SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.1%
Banco Santander SA 5.250% due 09/29/2023 •(d)		800,000	799
Bank of America Corp. 5.875% due 03/15/2028 •(d)		6,580,000	5,786

			6,585

UTILITIES 0.4%
AT&T Mobility LLC 7.000% due 10/20/2022 «(d)(f)		2,004,101	50,881

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

Total Preferred Securities (Cost $61,616)		57,466

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (g) 0.1%		7,573

U.S. TREASURY BILLS 0.1%
1.345% due 07/26/2022 - 08/18/2022 (a)(b)(l)	$6,617	6,605

		6,605

Total Short-Term Instruments (Cost $14,178)		14,178

Total Investments in Securities (Cost $13,481,099)		12,658,452

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	560,974	5,444

Total Short-Term Instruments (Cost $5,446)		5,444

Total Investments in Affiliates (Cost $5,446)		5,444

Total Investments 117.9% (Cost $13,486,545)		$12,663,896
Financial Derivative Instruments (i)(k) (0.2)%(Cost or Premiums, net $(6,113))		(27,316)
Other Assets and Liabilities, net (17.7)%		(1,899,176)

Net Assets 100.0%		$10,737,404

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$54,207	$50,881	0.47%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$7,573	U.S. Treasury Notes 3.000% due 06/30/2024	$(7,725)	$7,573	$7,573

Total Repurchase Agreements	$(7,725)	$7,573	$7,573

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

IND	1.320%	06/21/2022	08/09/2022	GBP	(40,721)	$(49,588)
STR	1.540	07/01/2022	07/05/2022	$(1,548,400)	(1,548,400)
1.550	06/30/2022	07/01/2022	(1,514,284)	(1,514,349)

Total Reverse Repurchase Agreements	$(3,112,337)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

MSC	1.550%	06/30/2022	07/07/2022	$(765)	$(765)

Total Sale-Buyback Transactions	$(765)

(h)	Securities with an aggregate market value of $1,595,191 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(2,662,293) at a weighted average interest rate of 0.617%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor March Futures	03/2023	4,412	$1,138,377	$(20,667)	$3,468	$0
Euro-Bund 10-Year Bond September Futures	09/2022	942	146,871	5,324	3,554	0
U.S. Treasury 5-Year Note September Futures	09/2022	6,469	726,145	(6,021)	4,548	0
U.S. Treasury 10-Year Ultra September Futures	09/2022	1,968	250,674	611	2,614	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	984	151,874	(3,504)	2,306	0

$(24,257)	$16,490	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2022	190	$(14,093)	$(7)	$0	$(64)
Australia Government 10-Year Bond September Futures	09/2022	52	(4,267)	28	0	(28)
Euro-Bobl September Futures	09/2022	1,468	(191,053)	75	0	(3,061)
Euro-BTP Italy Government Bond September Futures	09/2022	4,904	(613,510)	(15,431)	0	(12,181)
Euro-Buxl 30-Year Bond September Futures	09/2022	899	(154,091)	4,672	0	(6,632)
Euro-OAT France Government 10-Year Bond September Futures	09/2022	780	(113,235)	2,635	0	(2,150)
Euro-Schatz September Futures	09/2022	10,959	(1,253,474)	(662)	0	(7,350)
Gold 100 oz. August Futures	08/2022	422	(76,268)	1,318	430	0
Japan Government 10-Year Bond September Futures	09/2022	730	(799,567)	3,548	108	(699)
U.S. Treasury 2-Year Note September Futures	09/2022	354	(74,346)	229	0	(199)
U.S. Treasury 10-Year Note September Futures	09/2022	10,086	(1,195,506)	10,081	0	(10,244)
U.S. Treasury 30-Year Bond September Futures	09/2022	4,245	(588,463)	5,875	0	(7,163)
United Kingdom Long Gilt September Futures	09/2022	46	(6,382)	229	0	(103)

$12,590	$538	$(49,874)

Total Futures Contracts	$(11,667)	$17,028	$(49,874)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.622%	EUR	4,900	$32	$(21)	$11	$0	$(2)
General Electric Co.	1.000	Quarterly	12/20/2023	0.844	$4,100	(4)	25	21	0	(1)

$28	$4	$32	$0	$(3)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	03/20/2028	JPY	1,141,690	$(252)	$258	$6	$0	$(10)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	2,225,400	(790)	702	(88)	0	(26)
Pay(5)	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	339,900	0	(7,087)	(7,087)	1,032	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	24,850	(3,596)	4,092	496	0	(89)
Receive(5)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028	$82,200	0	4,141	4,141	0	(417)
Receive(5)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028	44,000	0	2,214	2,214	0	(223)
Pay(5)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053	17,100	0	(2,985)	(2,985)	109	0
Pay(5)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053	8,800	0	(1,684)	(1,684)	54	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	16,500	(81)	(728)	(809)	210	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	600	(3)	(28)	(31)	8	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	34,000	(256)	(1,573)	(1,829)	449	0

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		35,900	(131)	(1,164)	(1,295)	482	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		16,100	(60)	(526)	(586)	217	0
Receive	CPTFEMU	0.330	Maturity	07/15/2022		27,700	86	2,408	2,494	0	0
Receive	CPTFEMU	1.085	Maturity	01/15/2024		40	(1)	6	5	0	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		15,900	0	(62)	(62)	0	(103)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		109,200	(788)	(18,623)	(19,411)	886	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		32,100	168	(319)	(151)	0	(387)
Pay	CPTFEMU	2.455	Maturity	06/15/2032		15,300	0	82	82	193	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032		14,400	0	(256)	(256)	0	(185)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		50,600	(184)	(1,544)	(1,728)	0	(670)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		30,630	36	(52)	(16)	503	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		5,700	4	105	109	186	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		7,900	(206)	387	181	259	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,150	1	25	26	37	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		4,430	0	(81)	(81)	133	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		$17,600	(285)	1,692	1,407	1	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		116,510	(3,342)	13,872	10,530	0	(415)
Pay	CPURNSA	5.033	Maturity	03/08/2023		19,100	0	(312)	(312)	62	0
Pay	CPURNSA	5.470	Maturity	03/21/2023		10,800	0	(105)	(105)	33	0
Pay	CPURNSA	5.500	Maturity	03/21/2023		40,100	0	(380)	(380)	123	0
Receive	CPURNSA	2.263	Maturity	04/27/2023		14,183	(506)	1,701	1,195	0	(45)
Pay	CPURNSA	5.320	Maturity	04/29/2023		2,100	0	(9)	(9)	6	0
Pay	CPURNSA	5.150	Maturity	05/23/2023		52,800	0	82	82	171	0
Pay	CPURNSA	5.185	Maturity	05/24/2023		66,600	0	147	147	216	0
Receive	CPURNSA	2.314	Maturity	02/26/2026		67,600	0	6,646	6,646	0	(277)
Receive	CPURNSA	2.419	Maturity	03/05/2026		79,200	0	7,373	7,373	0	(304)
Receive	CPURNSA	2.768	Maturity	05/13/2026		45,200	0	3,262	3,262	0	(162)
Receive	CPURNSA	2.813	Maturity	05/14/2026		18,800	0	1,312	1,312	0	(67)
Receive	CPURNSA	2.703	Maturity	05/25/2026		20,410	5	1,512	1,517	0	(70)
Receive	CPURNSA	2.690	Maturity	06/01/2026		20,400	0	1,514	1,514	0	(71)
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	1,402	(3,184)	(1,782)	96	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	956	(2,096)	(1,140)	67	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		9,200	0	496	496	0	(43)
Receive	CPURNSA	2.645	Maturity	09/10/2028		12,700	0	586	586	0	(61)
Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	1,066	(4,453)	(3,387)	168	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		9,100	155	(1,219)	(1,064)	49	0
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(999)	(10,187)	(11,186)	414	0
Pay	CPURNSA	1.883	Maturity	11/20/2029		23,300	14	(3,073)	(3,059)	125	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,500	30	3,327	3,357	0	(223)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	20,100	(760)	2,607	1,847	0	(28)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		200	52	(79)	(27)	3	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		4,700	392	(1,616)	(1,224)	44	0
Receive	UKRPI	4.220	Maturity	08/15/2022	GBP	15,600	0	1,465	1,465	38	0
Receive	UKRPI	4.180	Maturity	09/15/2022		10,200	0	952	952	2	0
Receive	UKRPI	4.480	Maturity	09/15/2023		14,000	0	1,587	1,587	60	0
Receive	UKRPI	6.290	Maturity	03/15/2024		15,900	(8)	413	405	28	0
Receive	UKRPI	6.440	Maturity	05/15/2024		8,200	0	74	74	10	0
Receive	UKRPI	6.600	Maturity	05/15/2024		39,200	62	136	198	49	0
Receive	UKRPI	5.200	Maturity	06/15/2024		30,600	0	106	106	21	0
Pay	UKRPI	3.850	Maturity	09/15/2024		53,400	3,763	(8,910)	(5,147)	0	(84)
Pay	UKRPI	3.330	Maturity	01/15/2025		58,600	1,310	(9,397)	(8,087)	0	(101)
Pay	UKRPI	3.473	Maturity	08/15/2025		71,800	347	(11,339)	(10,992)	0	(124)
Receive	UKRPI	4.735	Maturity	12/15/2026		42,500	(570)	2,329	1,759	0	(42)
Receive	UKRPI	4.615	Maturity	02/15/2027		34,800	0	1,213	1,213	0	(44)
Receive	UKRPI	4.626	Maturity	02/15/2027		39,300	34	1,308	1,342	0	(49)
Pay	UKRPI	3.390	Maturity	01/15/2030		22,670	211	(4,052)	(3,841)	39	0
Pay	UKRPI	3.438	Maturity	01/15/2030		41,700	736	(7,525)	(6,789)	76	0
Pay	UKRPI	3.325	Maturity	08/15/2030		15,900	751	(3,400)	(2,649)	46	0
Pay	UKRPI	3.750	Maturity	04/15/2031		22,000	(4)	(3,423)	(3,427)	67	0
Pay	UKRPI	4.066	Maturity	09/15/2031		16,000	0	(1,357)	(1,357)	68	0
Pay	UKRPI	3.566	Maturity	03/15/2036		12,250	0	(1,984)	(1,984)	100	0
Pay	UKRPI	3.580	Maturity	03/15/2036		30,440	(160)	(4,678)	(4,838)	252	0

							$(1,401)	$(49,358)	$(50,759)	$7,192	$(4,320)

Total Swap Agreements							$(1,373)	$(49,354)	$(50,727)	$7,192	$(4,323)

(j)	Securities with an aggregate market value of $73,045 and cash of $36,413 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

(5)			This instrument has a forward starting effective date.
(k)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2022	GBP	186,149		$235,364	$8,765	$0
	07/2022		$314,636	DKK	2,212,457	0	(2,915)
	07/2022		2,677	EUR	2,555	1	0
	07/2022		1,123	GBP	920	0	(4)
	07/2022		16,702	NZD	26,799	35	0
	08/2022	DKK	2,207,967		$314,636	2,984	0
	08/2022	MXN	141		7	0	0
	08/2022	NZD	26,798		16,697	0	(36)
	08/2022	PEN	32,683		8,296	0	(214)
	08/2022	SEK	5,555		562	18	0
BPS	07/2022	EUR	53,076		56,994	1,373	0
	07/2022	JPY	1,335,600		9,903	59	0
	07/2022	MXN	46,886		2,241	0	(90)
	07/2022		$36,404	DKK	248,340	0	(1,415)
	07/2022		160,707	EUR	151,892	67	(1,598)
	07/2022		7,868	GBP	6,364	0	(122)
	07/2022		9,108	JPY	1,223,500	0	(90)
	07/2022		2,333	MXN	46,886	0	(2)
	08/2022	NOK	2,635		$273	5	0
	09/2022	MXN	46,886		2,299	0	(2)
	09/2022	TWD	1,884		68	4	0
BRC	07/2022		$49,494	JPY	6,713,889	0	(11)
	08/2022	JPY	6,702,985		$49,494	9	0
CBK	07/2022		$22,528	EUR	21,008	0	(512)
	07/2022		833	PEN	3,128	0	(17)
	08/2022		913		3,484	2	(8)
DUB	07/2022	DKK	758,080		$112,258	5,450	0
	07/2022		$349	PLN	1,522	0	(10)
GLM	07/2022		8,948	DKK	61,995	0	(213)
	07/2022		413	MXN	8,134	0	(9)
	07/2022		819	PEN	3,104	2	(11)
	08/2022		5,113	DKK	36,440	30	0
	08/2022		99	PEN	372	0	(3)
HUS	07/2022	CAD	2,808		$2,224	42	0
	07/2022	EUR	215,509		224,605	147	(1,384)
	07/2022	GBP	1,028		1,295	44	0
	07/2022		$12,551	AUD	18,224	28	0
	07/2022		716,705	EUR	681,245	0	(2,794)
	07/2022		1,937	GBP	1,575	0	(19)
	07/2022		10,901	JPY	1,447,400	0	(233)
	08/2022	AUD	18,224		$12,553	0	(29)
	08/2022	EUR	688,484		725,476	2,730	(77)
JPM	07/2022	NZD	26,798		17,545	808	0
	07/2022		$1,154	EUR	1,089	0	(12)
	08/2022	KRW	234,070		$184	2	0
	08/2022	SGD	257		187	2	0
	08/2022	TWD	1,147		39	0	0
	09/2022		2,231		80	5	0
MYI	07/2022	DKK	2,645,236		392,511	19,814	0
	07/2022		$76,247	DKK	536,475	0	(661)
	07/2022		9,904	JPY	1,348,426	34	0
	08/2022	DKK	535,388		$76,247	678	0
	08/2022	JPY	1,346,242		9,904	0	(35)
	08/2022	KRW	302,958		238	3	0
	08/2022	TWD	341		12	0	0
	09/2022		911		33	2	0
RBC	07/2022		$6,894	CAD	8,864	0	(8)
	08/2022	CAD	8,864		$6,894	8	0
	09/2022		$395	MXN	8,129	4	0
SCX	07/2022	GBP	1,343		$1,649	15	0
	07/2022		$2,007	EUR	1,920	5	0
	07/2022		7,698	JPY	1,048,069	26	0
	07/2022		621	PEN	2,351	0	(9)
	08/2022	JPY	1,046,370		$7,698	0	(26)
	08/2022		$6,439	EUR	6,163	31	0
SOG	07/2022	EUR	584,961		$628,721	15,711	0
	07/2022		$48,934	DKK	344,305	0	(424)
	07/2022		220,258	GBP	180,984	54	0
	08/2022	DKK	343,608		$48,934	434	0
	08/2022	GBP	180,984		220,360	0	(58)
TOR	07/2022	CAD	38,903		30,459	235	0
	07/2022	JPY	11,007,627		86,724	5,594	0
	07/2022		$20,807	CAD	26,768	27	(38)
	08/2022	CAD	26,770		$20,807	38	(27)
UAG	07/2022	AUD	18,224		13,017	438	0

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

	09/2022	MXN	136,205		6,836		142	0

Total Forward Foreign Currency Contracts							$65,905	$(13,116)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	34,090	$26	$14,580
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	35,670	2,705	15,241
BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410	02/02/2023	241,600	1,208	204
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	18,730	1,398	8,003
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	416,800	2,292	706
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	32,700	2,030	5,142
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	112,600	1,202	1,138
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	443,700	2,707	588
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	250,800	1,281	213
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	31,090	2,267	13,332
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	318,800	3,826	3,573
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	67,300	4,227	10,108

Total Purchased Options							$25,169	$72,828

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200%	07/20/2022	18,100	$(27)	$(14)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	13,400	(62)	(29)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.400	08/17/2022	27,000	(77)	(88)
BPS	Put - OTC CDX.IG-37 5-Year Index		Sell	1.200	07/20/2022	16,400	(30)	(7)
BRC	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	16,600	(75)	(36)
	Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.600	08/17/2022	5,400	(13)	(10)
CBK	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200	07/20/2022	8,800	(13)	(7)
DUB	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	08/17/2022	22,400	(43)	(25)
GST	Call - OTC CDX.IG-38 5-Year Index		Buy	0.700	08/17/2022	8,500	(9)	(1)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.300	08/17/2022	27,200	(61)	(43)
JPM	Put - OTC CDX.HY-38 5-Year Index		Sell	95.000	08/17/2022	4,700	(57)	(72)
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.250	07/20/2022	9,700	(16)	(5)
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	08/17/2022	20,400	(47)	(27)

							$(530)	$(364)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	46,100	$(2,097)	$(664)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	182,300	(1,326)	(10)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	27,400	(191)	(2)

							$(3,614)	$(676)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	101,780	$0	$(22,268)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	106,320	(2,630)	(23,284)
BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558	02/02/2023	52,800	(1,208)	(132)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	56,780	(1,391)	(12,435)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	92,300	(2,284)	(392)
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	22,800	(89)	(2)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	22,800	(89)	(456)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	161,100	(2,030)	(6,620)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	62,000	(1,224)	(1,051)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	98,600	(2,727)	(380)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	54,800	(1,281)	(141)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	92,900	(2,254)	(20,325)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	328,400	(4,335)	(13,865)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	176,000	(3,838)	(3,263)

$(25,380)	$(104,614)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	$99.141	09/07/2022	2,800	$(10)	$(19)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.156	09/07/2022	5,000	(18)	(33)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	8,800	(33)	(73)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	101.141	09/07/2022	2,800	(7)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	96.906	08/04/2022	2,000	(10)	(25)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	98.234	09/07/2022	18,300	(103)	(80)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.406	09/07/2022	6,600	(23)	(49)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	8,300	(32)	(69)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	100.234	09/07/2022	18,300	(83)	(147)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.688	09/07/2022	10,500	(62)	(54)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	27,400	(197)	(174)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.563	07/07/2022	6,400	(33)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	100.281	07/07/2022	15,900	(78)	(34)

$(689)	$(772)

Total Written Options	$(30,213)	$(106,426)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$12,300	$(26)	$(108)	$0	$(134)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	CPURNSA	2.500%	Maturity	07/15/2022	$50,000	$330	$(1,153)	$0	$(823)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.870%	Maturity	07/11/2022	$150,000	$0	$(1,414)	$0	$(1,414)
GLM	Receive	United States Treasury Inflation Indexed Bonds	N/A	1.250%	Maturity	07/19/2022	72,200	0	(1,750)	0	(1,750)
MYC	Receive	United States Treasury Inflation Indexed Bonds	N/A	1.510%	Maturity	08/19/2022	424,000	0	(3,165)	0	(3,165)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2022 (Unaudited)

	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.850%	Maturity	08/22/2022	200,000	0	(2,907)	0	(2,907)
	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.820%	Maturity	09/07/2022	250,000	0	(4,992)	0	(4,992)
	Receive	United States Treasury Inflation Indexed Bonds	N/A	1.520%	Maturity	01/20/2023	439,000	0	(1,345)	0	(1,345)

								$0	$(15,573)	$0	$(15,573)

Total Swap Agreements								$304	$(16,834)	$0	$(16,530)

(l)

Securities with an aggregate market value of $52,166 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$514,584	$0		$514,584
Industrials						0	3,892	0		3,892
Utilities						0	894	0		894
U.S. Government Agencies						0	391,302	0		391,302
U.S. Treasury Obligations						0	9,606,385	0		9,606,385
Non-Agency Mortgage-Backed Securities						0	215,975	0		215,975
Asset-Backed Securities						0	919,986	0		919,986
Sovereign Issues						0	933,790	0		933,790
Preferred Securities
Banking & Finance						0	6,585	0		6,585
Utilities						0	0	50,881		50,881
Short-Term Instruments
Repurchase Agreements						0	7,573	0		7,573
U.S. Treasury Bills						0	6,605	0		6,605

						$0	$12,607,571	$50,881		$12,658,452
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$5,444	$0	$0		$5,444

Total Investments						$5,444	$12,607,571	$50,881		$12,663,896

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						7,560	16,660	0		24,220
Over the counter						0	138,733	0		138,733

						$7,560	$155,393	$0		$162,953
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(32,268)	(21,929)	0		(54,197)
Over the counter						0	(136,072)	0		(136,072)

						$(32,268)	$(158,001)	$0		$(190,269)

Total Financial Derivative Instruments						$(24,708)	$(2,608)	$0		$(27,316)

Totals						$(19,264)	$12,604,963	$50,881		$12,636,580

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 195.0% ¤
CORPORATE BONDS & NOTES 6.5%
BANKING & FINANCE 6.2%
American Tower Corp. 3.000% due 06/15/2023		$161	$159
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		68	55
3.950% due 07/01/2024		643	616
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(f)(g)	EUR	400	404
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$1,367	1,368
Crown Castle International Corp. 3.150% due 07/15/2023		2,734	2,705
Five Corners Funding Trust 4.419% due 11/15/2023		100	101
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		1,046	1,043
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	1,126	1,306
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	5,753	657
1.000% due 10/01/2050		55,646	6,167
1.000% due 10/01/2053		16,456	1,699
1.500% due 10/01/2053		28,941	3,243
2.000% due 10/01/2053		5,088	607
2.500% due 10/01/2047		2	0
Mitsubishi HC Capital, Inc. 2.652% due 09/19/2022		$200	200
Natwest Group PLC
3.747% (US0003M + 1.550%) due 06/25/2024 ~		1,528	1,530
4.519% due 06/25/2024 •		965	963
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		161	160
3.450% due 03/15/2023		80	80
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	2,347	269
1.000% due 10/01/2050		60,768	6,747
1.500% due 10/01/2053		5,953	677
Nykredit Realkredit AS
0.500% due 10/01/2043		31,453	3,579
1.000% due 10/01/2050		86,366	9,564
1.000% due 10/01/2053		4,644	501
1.500% due 10/01/2053		58,431	6,692
2.000% due 10/01/2053		2,096	250
2.500% due 10/01/2047		2	0
Realkredit Danmark AS
1.000% due 10/01/2050		19,575	2,166
1.000% due 10/01/2053		41,246	4,291
1.500% due 10/01/2053		13,881	1,590
2.000% due 10/01/2053		100	12
2.500% due 04/01/2047		7	1
UniCredit SpA 7.830% due 12/04/2023		$3,740	3,874

			63,276

INDUSTRIALS 0.3%
Discovery Communications LLC 2.950% due 03/20/2023		43	43
Energy Transfer LP 3.600% due 02/01/2023		80	80
Enterprise Products Operating LLC 3.350% due 03/15/2023		161	160
Imperial Brands Finance PLC 3.500% due 02/11/2023		200	199
Mitsubishi Corp. 2.625% due 07/14/2022		400	400
Panasonic Holdings Corp. 2.536% due 07/19/2022		400	400
RELX Capital, Inc. 3.500% due 03/16/2023		80	80

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Toyota Tsusho Corp. 3.625% due 09/13/2023	800	799
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	140	141
VMware, Inc. 3.900% due 08/21/2027	161	155

		2,457

UTILITIES 0.0%
Duke Energy Corp. 2.400% due 08/15/2022	80	80

Total Corporate Bonds & Notes (Cost $84,633)		65,813

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae 1.524% due 09/01/2044 - 10/01/2044 •	8	9
Freddie Mac
1.756% due 09/01/2036 •	11	12
1.924% (US0001M + 0.600%) due 12/15/2037 ~	41	41
1.927% due 10/01/2036 •	15	15
2.294% due 07/01/2036 •	31	32
Ginnie Mae 0.382% due 08/20/2068 •	1,361	1,328
Uniform Mortgage-Backed Security 4.000% due 09/01/2048 - 03/01/2049	88	87
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2052 - 08/01/2052	3,100	2,885
3.500% due 07/01/2052 - 08/01/2052	12,400	11,915
4.000% due 07/01/2052	22,600	22,292

Total U.S. Government Agencies (Cost $38,990)		38,616

U.S. TREASURY OBLIGATIONS 122.7%
U.S. Treasury Bonds
1.625% due 11/15/2050 (i)	20,095	14,142
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024 (i)(m)	91,855	92,753
0.125% due 10/15/2024 (i)(k)	141,281	142,178
0.125% due 04/15/2025 (i)	59,534	59,580
0.125% due 10/15/2025 (i)	76,310	76,276
0.125% due 04/15/2026 (i)	67,510	66,904
0.125% due 07/15/2026 (k)	23,614	23,432
0.125% due 10/15/2026 (i)	113,080	112,097
0.125% due 04/15/2027	26,208	25,816
0.125% due 01/15/2030 (m)	506	483
0.125% due 07/15/2030 (i)(m)	1,428	1,363
0.125% due 07/15/2031 (m)	917	872
0.125% due 01/15/2032 (i)	20,855	19,814
0.125% due 02/15/2051 (m)	333	257
0.250% due 01/15/2025 (m)	51,989	52,317
0.250% due 02/15/2050	562	445
0.375% due 07/15/2023 (i)	79,607	81,015
0.375% due 07/15/2025 (m)	47,159	47,646
0.375% due 01/15/2027	18,548	18,487
0.375% due 07/15/2027 (m)	19,146	19,086
0.500% due 04/15/2024 (i)	94,891	96,221
0.625% due 04/15/2023 (i)(k)(m)	44,777	45,545
0.625% due 01/15/2024 (i)	121,947	124,052
0.625% due 01/15/2026 (i)	74,111	74,967
0.625% due 02/15/2043 (m)	432	383
0.750% due 07/15/2028 (i)(m)	44,219	44,561
0.750% due 02/15/2045 (i)(m)	1,596	1,432
0.875% due 01/15/2029 (m)	1,832	1,850
1.000% due 02/15/2046 (m)	1,952	1,853
1.375% due 02/15/2044 (m)	92	94
1.750% due 01/15/2028 (m)	711	755
2.125% due 02/15/2040 (m)	1,598	1,868
2.125% due 02/15/2041 (m)	987	1,149

Total U.S. Treasury Obligations (Cost $1,301,339)		1,249,693

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Alliance Bancorp Trust 2.104% (US0001M + 0.480%) due 07/25/2037 ~	1,552	1,347
AREIT Trust 3.508% due 04/15/2037 •	163	158
BCAP LLC Trust 2.930% due 04/26/2036 ~	264	228
Bear Stearns Adjustable Rate Mortgage Trust
3.025% due 01/25/2035 ~	27	26
3.333% due 02/25/2036 ^~	121	115
3.440% due 07/25/2036 ^~	52	48

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Bear Stearns ALT-A Trust 2.752% due 05/25/2035 ~		507	488
Chase Mortgage Finance Trust 2.894% due 12/25/2035 ^~		7	6
Citigroup Mortgage Loan Trust
2.360% due 03/25/2034 ~		30	29
3.950% due 05/25/2035 •		1	1
Countrywide Alternative Loan Trust
5.500% due 11/25/2035 ^		42	36
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		82	80
6.000% due 04/25/2036		181	111
Countrywide Home Loan Reperforming REMIC Trust 1.964% (US0001M + 0.340%) due 06/25/2035 ~		25	25
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.324% due 10/25/2035 ^•		189	101
Credit Suisse Mortgage Capital Certificates 5.907% due 10/26/2036 ~		11	9
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		253	125
Great Hall Mortgages PLC
1.048% (SONIO/N + 0.269%) due 06/18/2038 ~	GBP	36	44
1.743% (BP0003M + 0.130%) due 03/18/2039 ~		38	45
GSR Mortgage Loan Trust
2.867% due 01/25/2036 ^~		$33	33
2.933% due 09/25/2035 ~		6	6
HarborView Mortgage Loan Trust 2.052% due 05/19/2035 •		190	175
Hawksmoor Mortgages 1.703% due 05/25/2053 •	GBP	2,927	3,556
HomeBanc Mortgage Trust 2.164% due 10/25/2035 •		$4	4
IndyMac INDX Mortgage Loan Trust 2.184% due 07/25/2035 •		1,589	1,231
Residential Asset Securitization Trust
2.024% due 05/25/2035 •		630	438
5.750% due 03/25/2037 ^		207	81
Structured Adjustable Rate Mortgage Loan Trust 3.014% due 03/25/2036 ^~		99	76
Structured Asset Mortgage Investments Trust 2.044% due 04/25/2036 •		5	4
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	2,445	2,967
WaMu Mortgage Pass-Through Certificates Trust 3.050% due 08/25/2036 ^~		$5	4
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		44	38
Wells Fargo Mortgage-Backed Securities Trust 2.494% due 10/25/2036 ~		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $12,636)			11,637

ASSET-BACKED SECURITIES 10.8%
ACE Securities Corp. Home Equity Loan Trust
2.749% due 04/25/2035 •		1,144	996
3.424% due 06/25/2034 •		7	7
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	300	308
Apex Credit CLO Ltd. 3.086% due 09/20/2029 •		$3,884	3,828
Apidos CLO 2.013% due 10/20/2030 •		1,450	1,417
Ares European CLO 0.660% due 10/15/2030 •	EUR	599	616
Ares European CLO DAC 0.610% (EUR003M + 0.610%) due 04/15/2030 ~		693	712
Argent Mortgage Loan Trust 2.104% due 05/25/2035 •		$339	305
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	400	408
Bain Capital Euro DAC 0.740% due 01/20/2032 •		1,200	1,220
BDS Ltd. 3.307% due 03/19/2039 •		$700	694
Benefit Street Partners CLO Ltd. 2.074% (US0003M + 1.030%) due 01/17/2032 ~		1,100	1,072
BlueMountain Fuji Eur CLO V DAC 0.910% due 01/15/2033 •	EUR	3,200	3,226
Bosphorus CLO DAC 0.820% due 12/15/2030 •		1,000	1,027
Carlyle Euro CLO DAC 0.630% (EUR003M + 0.630%) due 08/15/2030 ~		1,397	1,435
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •		500	515
CIFC Funding Ltd. 2.044% due 04/18/2031 •		$1,200	1,179

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

CIT Mortgage Loan Trust
2.974% due 10/25/2037 •		443	441
3.124% due 10/25/2037 •		400	375
Citigroup Mortgage Loan Trust
1.894% (US0001M + 0.270%) due 05/25/2037 ~		3,400	3,109
2.084% due 12/25/2036 •		37	28
Citigroup Mortgage Loan Trust, Inc. 2.119% due 10/25/2036 •		1,046	1,010
Countrywide Asset-Backed Certificates 1.874% (US0001M + 0.250%) due 03/25/2037 ~		965	918
Countrywide Asset-Backed Certificates Trust
1.764% due 05/25/2035 •		67	65
1.764% due 07/25/2037 •		343	317
1.814% due 11/25/2037 •		4,662	4,323
1.824% (US0001M + 0.200%) due 09/25/2037 ~		85	75
2.104% due 05/25/2036 •		3,469	2,864
5.805% due 04/25/2036 ^~		399	352
Crestline Denali CLO Ltd. 2.093% (US0003M + 1.030%) due 04/20/2030 ~		1,000	986
Elevation CLO Ltd.
2.134% (US0003M + 0.950%) due 10/25/2030 ~		4,000	3,925
2.274% (US0003M + 1.230%) due 10/15/2029 ~		959	950
First Franklin Mortgage Loan Trust
1.734% due 12/25/2037 •		1,708	1,633
2.329% (US0001M + 0.705%) due 11/25/2036 ~		2,332	2,249
2.494% due 09/25/2035 •		2,939	2,904
Fremont Home Loan Trust
1.759% due 10/25/2036 •		485	441
2.359% due 07/25/2035 •		17	17
GoldenTree Loan Management U.S. CLO Ltd. 1.973% due 11/20/2030 •		3,000	2,935
GSAMP Trust
2.359% due 09/25/2035 ^•		29	29
2.599% due 03/25/2035 ^•		469	438
Harvest CLO DAC 0.760% due 07/15/2031 •	EUR	800	807
Home Equity Asset Trust 2.704% (US0001M + 1.080%) due 10/25/2035 ~		$1,500	1,439
Home Equity Mortgage Loan Asset-Backed Trust 1.844% (US0001M + 0.220%) due 04/25/2037 ~		419	332
HSI Asset Securitization Corp. Trust 2.164% due 02/25/2036 •		317	313
IndyMac INDB Mortgage Loan Trust 1.764% due 07/25/2036 •		3,751	1,260
KKR CLO Ltd.
1.994% due 07/15/2030 •		800	786
2.224% (US0003M + 1.180%) due 01/15/2031 ~		500	493
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		3,476	2,392
Lehman XS Trust 4.157% due 06/25/2036 þ		974	978
LoanCore Issuer Ltd. 2.454% due 05/15/2036 •		137	136
Long Beach Mortgage Loan Trust 1.864% due 08/25/2036 •		315	146
Magnetite Ltd. 2.291% due 11/15/2028 •		1,578	1,553
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	385	400
MASTR Asset-Backed Securities Trust 1.964% due 06/25/2036 •		$981	881
Merrill Lynch Mortgage Investors Trust
2.044% (US0001M + 0.420%) due 02/25/2037 ~		5,812	1,996
2.344% (US0001M + 0.720%) due 05/25/2036 ~		41	40
MidOcean Credit CLO 2.528% due 02/20/2031 •		700	689
Mountain View CLO Ltd. 1.841% (US0003M + 0.820%) due 10/13/2027 ~		464	463
NovaStar Mortgage Funding Trust 2.329% due 01/25/2036 •		682	677
OCP Euro CLO DAC 0.820% (EUR003M + 0.820%) due 01/15/2032 ~	EUR	3,000	3,102
Octagon Investment Partners Ltd. 2.411% due 02/14/2031 •		$1,200	1,173
OZLM Ltd. 2.163% due 10/20/2031 •		400	393
Palmer Square Loan Funding Ltd. 1.844% (US0003M + 0.800%) due 10/15/2029 ~		640	628
Rad CLO Ltd. 2.304% (US0003M + 1.120%) due 07/24/2032 ~		4,300	4,180
Renaissance Home Equity Loan Trust 2.724% (US0001M + 1.100%) due 09/25/2037 ~		3,244	1,615
Residential Asset Securities Corp. Trust
1.904% due 09/25/2036 •		3,500	3,391
2.104% (US0001M + 0.240%) due 08/25/2036 ~		1,484	1,334

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust
2.124% due 05/25/2036 •		3,894	2,288
2.299% due 10/25/2035 •		5,945	5,794
Sound Point CLO Ltd. 2.174% due 01/23/2029 •		504	498
Soundview Home Loan Trust 1.824% due 06/25/2037 •		3,219	2,381
Specialty Underwriting & Residential Finance Trust 1.944% due 09/25/2037 •		7,435	4,559
Structured Asset Securities Corp. 2.284% due 02/25/2035 •		29	29
Structured Asset Securities Corp. Mortgage Loan Trust 2.194% due 10/25/2036 •		913	895
Symphony CLO Ltd.
1.924% due 04/15/2028 •		252	249
1.988% (US0003M + 0.950%) due 07/14/2026 ~		129	128
TCI-Symphony CLO Ltd. 2.041% due 10/13/2032 •		4,300	4,196
TCW CLO Ltd. 2.154% (US0003M + 0.970%) due 04/25/2031 ~		3,800	3,719
Telos CLO Ltd. 1.994% due 04/17/2028 •		20	20
TICP CLO Ltd. 1.903% (US0003M + 0.840%) due 04/20/2028 ~		647	643
Venture CLO Ltd.
1.924% due 04/15/2027 •		1,015	1,004
1.924% due 07/15/2027 •		131	132
Vibrant CLO Ltd. 2.103% due 09/15/2030 •		1,000	981
Voya CLO Ltd. 2.254% (US0003M + 1.210%) due 10/15/2030 ~		697	688
Wells Fargo Home Equity Asset-Backed Securities Trust 4.024% (US0001M + 2.400%) due 12/25/2034 ~		563	563

Total Asset-Backed Securities (Cost $113,503)			109,713

SOVEREIGN ISSUES 8.4%
Argentina Government International Bond
0.500% due 07/09/2030 þ		541	114
1.125% due 07/09/2035 þ		354	73
Australia Government International Bond 3.000% due 09/20/2025	AUD	8,443	6,385
Canada Government Real Return Bond 4.250% due 12/01/2026 (e)	CAD	4,662	4,179
Denmark Government International Bond 0.100% due 11/15/2023 (e)	DKK	16,348	2,408
France Government International Bond
0.100% due 07/25/2038 (e)	EUR	3,328	3,469
2.100% due 07/25/2023 (e)		2,336	2,621
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2033 (e)		2,342	2,127
0.400% due 05/15/2030 (e)		6,097	6,091
1.400% due 05/26/2025 (e)		30,250	33,044
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	409,261	3,170
0.100% due 03/10/2029 (e)		648,993	5,037
Mexico Government International Bond 4.500% due 11/22/2035	MXN	6,267	328
New Zealand Government International Bond 3.000% due 09/20/2030	NZD	12,295	8,289
Peru Government International Bond 5.940% due 02/12/2029	PEN	2,541	607
Qatar Government International Bond 3.875% due 04/23/2023		$448	450
Saudi Government International Bond 4.000% due 04/17/2025		1,869	1,883
United Kingdom Gilt 0.125% due 03/22/2024 (e)	GBP	3,860	4,973

Total Sovereign Issues (Cost $96,085)			85,248

		SHARES
COMMON STOCKS 0.9%
CONSUMER DISCRETIONARY 0.3%
Hilton Worldwide Holdings, Inc.		14,736	1,642
Marriott International, Inc. 'A'		14,736	2,004

			3,646

REAL ESTATE 0.6%
CBRE Group, Inc. 'A' (a)		32,162	2,367

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Howard Hughes Corp. (a)		53,029	3,609

			5,976

Total Common Stocks (Cost $11,844)			9,622

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(f)		917,000	806

Total Preferred Securities (Cost $917)			806

REAL ESTATE INVESTMENT TRUSTS 40.1%
REAL ESTATE 40.1%
Agree Realty Corp.		86,500	6,239
Alexandria Real Estate Equities, Inc.		60,400	8,760
American Assets Trust, Inc.		125,797	3,736
American Homes 4 Rent 'A'		339,294	12,025
American Tower Corp.		36,367	9,295
AvalonBay Communities, Inc.		121,143	23,532
Boston Properties, Inc.		50,408	4,485
Camden Property Trust		37,072	4,985
Crown Castle International Corp.		20,428	3,440
CubeSmart		201,820	8,622
Digital Realty Trust, Inc.		38,096	4,946
Duke Realty Corp.		345,018	18,959
Equinix, Inc.		4,404	2,894
Equity LifeStyle Properties, Inc.		193,748	13,653
Essex Property Trust, Inc.		42,318	11,067
Extra Space Storage, Inc.		7,457	1,269
First Industrial Realty Trust, Inc.		191,321	9,084
Gaming & Leisure Properties, Inc.		143,527	6,582
Healthpeak Properties, Inc.		521,168	13,503
Host Hotels & Resorts, Inc.		189,873	2,977
Hudson Pacific Properties, Inc.		57,276	850
Invitation Homes, Inc.		751,193	26,727
Kilroy Realty Corp.		93,296	4,882
Life Storage, Inc.		63,241	7,062
Medical Properties Trust, Inc.		527,756	8,059
Mid-America Apartment Communities, Inc.		40,575	7,087
Prologis, Inc.		16,757	1,971
Public Storage		19,319	6,041
Regency Centers Corp.		12,315	730
Retail Opportunity Investments Corp.		218,847	3,453
Rexford Industrial Realty, Inc.		119,323	6,872
RLJ Lodging Trust		658,049	7,258
Ryman Hospitality Properties, Inc.		82,000	6,234
Safehold, Inc.		38,266	1,354
SBA Communications Corp.		37,109	11,877
Simon Property Group, Inc.		134,167	12,735
SITE Centers Corp.		213,608	2,877
Sun Communities, Inc.		142,703	22,741
Sunstone Hotel Investors, Inc.		352,120	3,493
Terreno Realty Corp.		45,557	2,539
UDR, Inc.		174,404	8,030
Ventas, Inc.		227,878	11,720
VICI Properties, Inc.		1,660,438	49,464
Welltower, Inc.		142,791	11,759
WP Carey, Inc.		155,323	12,870

Total Real Estate Investment Trusts (Cost $355,071)			408,738

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (h) 0.6%			6,386

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (c)(d)	ARS	72,700	244

U.S. TREASURY BILLS 0.0%
1.338% due 08/18/2022 (b)(c)		$442	441

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $7,163)		7,071

Total Investments in Securities (Cost $2,022,181)		1,986,957

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	13,161	128

Total Short-Term Instruments (Cost $128)		128

Total Investments in Affiliates (Cost $128)		128

Total Investments 195.0% (Cost $2,022,309)		$1,987,085
Financial Derivative Instruments (j)(l) (1.3)%(Cost or Premiums, net $(6,023))		(13,056)
Other Assets and Liabilities, net (93.7)%		(955,079)

Net Assets 100.0%		$1,018,950

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$6,386	U.S. Treasury Notes 3.000% due 06/30/2024	$(6,514)	$6,386	$6,386

Total Repurchase Agreements	$(6,514)	$6,386	$6,386

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	1.570%	06/27/2022	07/05/2022	$(105)	$(105)
BSN	1.180	06/07/2022	07/07/2022	(383,840)	(384,142)
1.180	06/10/2022	07/07/2022	(115,250)	(115,329)
CIB	1.540	06/16/2022	07/19/2022	(1,002)	(1,002)
DEU	1.150	06/01/2022	07/15/2022	(13,322)	(13,335)
1.150	06/02/2022	07/15/2022	(1,249)	(1,250)
1.510	06/16/2022	07/07/2022	(231,674)	(231,820)

Total Reverse Repurchase Agreements	$(746,983)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	1.560%	06/27/2022	07/01/2022	$(19,483)	$(19,486)
CSN	1.590	06/30/2022	07/05/2022	(674)	(674)
1.600	06/28/2022	07/05/2022	(112,220)	(112,235)

Total Sale-Buyback Transactions	$(132,395)

(i)	Securities with an aggregate market value of $877,956 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(893,753) at a weighted average interest rate of 0.731%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(20) of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor March Futures	03/2023	377	$97,273	$(1,772)	$296	$0
Call Options Strike @ EUR 112.000 on Euro-Schatz Bond September 2022 Futures (1)	08/2022	22	0	0	0	0
Call Options Strike @ EUR 120.000 on Euro-Schatz Bond September 2022 Futures (1)	08/2022	1,177	6	(1)	0	0
Call Options Strike @ EUR 150.000 on Euro-Bobl Bond September 2022 Futures (1)	08/2022	350	2	0	0	0
Call Options Strike @ EUR 156.000 on Euro-Bobl Bond September 2022 Futures (1)	08/2022	74	0	0	0	0
Call Options Strike @ EUR 170.000 on Euro-BTP 10-Year Bond September 2022 Futures (1)	08/2022	179	2	0	0	0
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond September 2022 Futures (1)	08/2022	93	1	0	0	0
Call Options Strike @ EUR 190.000 on Euro-Bund 10-Year Bond September 2022 Futures (1)	08/2022	198	2	0	0	0
Call Options Strike @ EUR 237.000 on Euro-Buxl Bond September 2022 Futures (1)	08/2022	82	2	0	0	0
Euro-Bund 10-Year Bond September Futures	09/2022	56	8,731	317	211	0
Put Options Strike @ EUR 82.000 on Euro-Bund 10-Year Bond September 2022 Futures (1)	08/2022	56	1	0	0	0
Put Options Strike @ GBP 70.000 on United Kingdom Gilt September 2022 Futures (1)	08/2022	13	0	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2022	1,250	140,313	(198)	879	0
U.S. Treasury 10-Year Ultra September Futures	09/2022	579	73,750	(723)	769	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	118	18,213	(429)	277	0
United Kingdom Long Gilt September Futures	09/2022	13	1,804	(65)	29	0

$(2,871)	$2,461	$0

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note September Futures	09/2022	118	$(8,753)	$(5)	$0	$(40)
Australia Government 10-Year Bond September Futures	09/2022	40	(3,283)	22	0	(21)
Euro-Bobl September Futures	09/2022	192	(24,988)	328	0	(400)
Euro-BTP Italy Government Bond September Futures	09/2022	472	(59,468)	(1,489)	0	(1,235)
Euro-Buxl 30-Year Bond September Futures	09/2022	82	(14,055)	601	0	(605)
Euro-OAT France Government 10-Year Bond September Futures	09/2022	60	(8,710)	264	0	(165)
Euro-Schatz September Futures	09/2022	1,018	(116,437)	335	0	(683)
Gold 100 oz. August Futures	08/2022	44	(7,952)	154	45	0
Japan Government 10-Year Bond September Futures	09/2022	70	(76,671)	342	10	(67)
U.S. Treasury 2-Year Note September Futures	09/2022	1,080	(226,817)	567	0	(524)
U.S. Treasury 10-Year Note September Futures	09/2022	1,420	(168,314)	870	0	(1,442)
U.S. Treasury 30-Year Bond September Futures	09/2022	747	(103,553)	752	0	(1,261)

$2,741	$55	$(6,443)

Total Futures Contracts	$(130)	$2,516	$(6,443)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.622%	EUR	600	$4	$(3)	$1	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.844	$700	(40)	42	2	0	(1)

$(36)	$39	$3	$0	$(1)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(4)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly		12/20/2025		$3,267	$(263)	$272	$9	$5	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly		06/20/2026		6,534	(623)	675	52	10	0

							$(886)	$947	$61	$15	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability

iTraxx Europe Main 36 5-Year Index	1.000%	Quarterly		12/20/2026	EUR	1,000	$2	$(7)	$(5)	$0	$(2)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	03/20/2028	JPY	190,000	$(4)	$5	$1	$0	$(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		613,200	(33)	9	(24)	0	(7)
Pay(8)	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	45,500	0	(949)	(949)	138	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	8,100	25	137	162	0	(29)
Receive(8)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028		$10,600	0	534	534	0	(54)
Receive(8)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028		5,700	0	287	287	0	(29)
Pay(8)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053		2,200	0	(384)	(384)	14	0
Pay(8)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053		1,200	0	(230)	(230)	7	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	1,700	(8)	(75)	(83)	22	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		4,100	(22)	(190)	(212)	52	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,900	(14)	(88)	(102)	25	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		3,800	(14)	(123)	(137)	51	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,700	(6)	(56)	(62)	23	0
Receive(8)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		12,700	1,194	1,252	2,446	0	(220)
Pay(8)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		3,100	(343)	(760)	(1,103)	80	0
Receive	CPTFEMU	0.330	Maturity	07/15/2022		3,500	0	315	315	0	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		900	0	(4)	(4)	0	(6)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		8,200	(56)	(1,402)	(1,458)	67	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,000	54	(87)	(33)	0	(84)
Pay	CPTFEMU	2.455	Maturity	06/15/2032		2,900	0	16	16	37	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		5,400	(18)	(166)	(184)	0	(71)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		2,460	3	(4)	(1)	40	0
Pay	CPTFEMU	1.243	Maturity	08/15/2039		930	0	(240)	(240)	11	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		100	0	2	2	3	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		500	(13)	24	11	16	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		700	1	15	16	23	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		350	0	(6)	(6)	11	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		$18,420	0	1,665	1,665	0	(65)
Pay	CPURNSA	5.000	Maturity	03/03/2023		7,200	0	(126)	(126)	24	0
Pay	CPURNSA	5.010	Maturity	03/03/2023		17,400	0	(303)	(303)	57	0
Pay	CPURNSA	4.950	Maturity	03/07/2023		23,400	0	(405)	(405)	76	0
Pay	CPURNSA	5.033	Maturity	03/08/2023		100	0	(2)	(2)	0	0
Pay	CPURNSA	5.470	Maturity	03/21/2023		12,800	0	(125)	(125)	39	0
Receive	CPURNSA	2.263	Maturity	04/27/2023		5,770	(2)	488	486	0	(18)
Receive	CPURNSA	2.560	Maturity	05/08/2023		33,100	(5,377)	5,523	146	0	(122)
Receive	CPURNSA	2.263	Maturity	05/09/2023		3,130	0	264	264	0	(11)
Receive	CPURNSA	2.281	Maturity	05/10/2023		4,860	0	397	397	0	(25)
Receive	CPURNSA	2.768	Maturity	05/13/2026		3,000	0	217	217	0	(11)
Receive	CPURNSA	2.813	Maturity	05/14/2026		2,100	0	147	147	0	(8)
Receive	CPURNSA	2.703	Maturity	05/25/2026		4,320	1	320	321	0	(15)
Receive	CPURNSA	2.690	Maturity	06/01/2026		100	0	7	7	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		8,900	0	1,272	1,272	0	(28)
Receive	CPURNSA	1.890	Maturity	08/27/2027		4,400	0	600	600	0	(14)
Pay	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	(814)	(794)	42	0
Pay	CPURNSA	2.353	Maturity	05/09/2028		3,130	0	(252)	(252)	13	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	CPURNSA	2.360	Maturity	05/09/2028		4,710	0	(375)	(375)	19	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		4,860	0	(386)	(386)	20	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		18,800	0	(1,502)	(1,502)	81	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	(263)	(264)	16	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,700	0	(827)	(827)	33	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		6,900	5	(812)	(807)	37	0
Pay	CPURNSA	1.280	Maturity	05/19/2030		5,300	0	(1,007)	(1,007)	24	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		25,600	21	2,470	2,491	0	(166)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	6,700	(3)	619	616	0	(9)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		1,280	5	(178)	(173)	17	0
Receive	UKRPI	4.480	Maturity	09/15/2023	GBP	1,400	0	159	159	6	0
Receive	UKRPI	6.290	Maturity	03/15/2024		1,200	(1)	32	31	2	0
Receive	UKRPI	6.440	Maturity	05/15/2024		1,200	0	11	11	2	0
Receive	UKRPI	6.600	Maturity	05/15/2024		5,200	6	20	26	6	0
Receive	UKRPI	5.200	Maturity	06/15/2024		900	0	3	3	1	0
Receive	UKRPI	5.330	Maturity	06/15/2024		3,500	0	1	1	2	0
Pay	UKRPI	3.386	Maturity	11/15/2024		9,500	251	(1,489)	(1,238)	0	(17)
Receive	UKRPI	4.735	Maturity	12/15/2026		7,900	(104)	431	327	0	(8)
Receive	UKRPI	4.615	Maturity	02/15/2027		5,200	0	181	181	0	(6)
Receive	UKRPI	4.626	Maturity	02/15/2027		6,100	4	204	208	0	(8)
Pay	UKRPI	3.400	Maturity	01/15/2030		4,920	(2)	(825)	(827)	9	0
Pay	UKRPI	3.475	Maturity	08/15/2030		7,200	99	(1,432)	(1,333)	14	0
Pay	UKRPI	4.066	Maturity	09/15/2031		1,700	0	(144)	(144)	7	0
Pay	UKRPI	4.140	Maturity	10/15/2031		9,700	(114)	(595)	(709)	51	0
Receive	UKRPI	4.300	Maturity	01/15/2032		6,700	15	140	155	0	(38)
Pay	UKRPI	3.566	Maturity	03/15/2036		1,200	0	(194)	(194)	10	0
Pay	UKRPI	3.580	Maturity	03/15/2036		3,800	(23)	(581)	(604)	31	0

							$(4,454)	$366	$(4,088)	$1,259	$(1,071)

Total Swap Agreements							$(5,374)	$1,345	$(4,029)	$1,274	$(1,074)

(k)	Securities with an aggregate market value of $9,510 and cash of $3,931 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	Future styled option.
(2)	Unsettled variation margin asset of $34 and liability of $(15) for closed futures and is outstanding at period end.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2022		GBP	11,609		$14,678		$547		$0
		07/2022			$44,274		DKK	311,278	0		(416)
		07/2022			8,846		NZD	14,194	18		0
		08/2022		DKK	310,647		$44,274		426		0
		08/2022		NZD	14,194		8,844		0		(19)
BPS		07/2022		EUR	1,762		1,886		40		0
		07/2022		JPY	127,500		945		6		0
		07/2022		MXN	4,134		198		0		(8)
		07/2022			$2,616		DKK	18,090	0		(68)
		07/2022			76,474		EUR	72,682	7		(314)
		07/2022			206		MXN	4,134	0		0
		08/2022		EUR	55,603		$58,590		214		0
		09/2022		MXN	4,134		203		0		0
BRC		07/2022			$5,387		JPY	730,731	0		(1)
		08/2022		JPY	729,544		$5,387		1		0
CBK		07/2022			$1,986		EUR	1,850	0		(48)
		07/2022			1,032		GBP	839	0		(11)
		07/2022			104		PEN	391	0		(2)
		08/2022			102		388		0		(1)
		11/2022		PEN	5,236		$1,319		0		(32)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

DUB	07/2022	DKK	93,896	13,904	675	0
GLM	07/2022	$1,023	DKK	7,090	0	(24)
07/2022	77	PEN	291	0	(1)
08/2022	602	DKK	4,290	4	0
HUS	07/2022	CAD	5,430	$4,301	82	0
07/2022	EUR	3,980	4,177	15	(9)
07/2022	$6,471	AUD	9,395	15	0
07/2022	1,252	EUR	1,182	0	(13)
07/2022	1,706	JPY	226,500	0	(37)
08/2022	AUD	9,395	$6,472	0	(15)
08/2022	EUR	1,406	1,467	0	(9)
JPM	07/2022	NZD	14,194	9,293	428	0
MYI	07/2022	DKK	317,080	47,035	2,361	0
07/2022	$9,285	DKK	65,329	0	(81)
08/2022	DKK	65,197	$9,285	82	0
SCX	07/2022	$1,325	DKK	9,150	0	(36)
07/2022	74	PEN	282	0	(1)
SOG	07/2022	EUR	69,312	$74,497	1,862	0
07/2022	$13,107	GBP	10,770	3	0
08/2022	GBP	10,770	$13,113	0	(3)
TOR	07/2022	JPY	1,151,723	9,074	585	0
07/2022	$1,963	CAD	2,517	0	(7)
08/2022	CAD	2,518	$1,963	7	0
UAG	07/2022	AUD	9,395	6,711	226	0

Total Forward Foreign Currency Contracts	$7,604	$(1,156)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	3,900	$3	$1,668
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	5,890	449	2,517
BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410	02/02/2023	25,200	126	21
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	2,810	210	1,201
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	44,000	242	74
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	4,200	261	660
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	11,200	119	113
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	46,900	286	62
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	25,000	128	21
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	3,700	270	1,587
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	31,600	379	354
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	8,700	546	1,307

Total Purchased Options	$3,019	$9,585

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	1,900	$(3)	$(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	2,000	(9)	(4)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	2,100	(6)	(7)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	1,600	(3)	(1)
BRC	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	2,400	(11)	(5)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	08/17/2022	700	(2)	(1)
CBK	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200	07/20/2022	900	(1)	(1)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	2,300	(4)	(2)
GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700	08/17/2022	1,000	(1)	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	3,100	(7)	(5)
JPM	Put - OTC CDX.HY-38 5-Year Index	Sell	95.000	08/17/2022	500	(6)	(8)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.250	07/20/2022	1,100	(2)	(1)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	08/17/2022	2,000	(5)	(3)

$(60)	$(39)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	$(286)	$(91)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	36,100	(263)	(2)
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	3,200	(22)	0

$(571)	$(93)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	11,700	$0	$(2,560)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	17,640	(438)	(3,863)
BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558	02/02/2023	5,500	(126)	(14)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	8,360	(205)	(1,831)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	9,800	(243)	(42)
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	100	0	0
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	100	0	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	20,800	(262)	(855)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	6,200	(122)	(105)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	10,400	(288)	(40)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	5,500	(129)	(14)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	11,200	(272)	(2,450)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	42,500	(561)	(1,794)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	17,400	(379)	(323)

$(3,025)	$(13,893)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	$99.141	09/07/2022	400	$(2)	$(2)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.156	09/07/2022	700	(2)	(4)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	1,400	(5)	(12)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	101.141	09/07/2022	400	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	96.906	08/04/2022	300	(2)	(4)

$(12)	$(24)

Total Written Options	$(3,668)	$(14,049)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	DWRTFT Index	9,609	1.480% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/07/2022	$126,124	$0	$(14,070)	$0	$(14,070)
Receive	DWRTFT Index	338	1.950% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/10/2023	3,968	0	(4)	0	(4)
JPM	Receive	DWRTFT Index	4,965	1.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/05/2022	58,285	0	(100)	0	(100)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

	Receive	DWRTFT Index	7,818	2.040% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	91,777	0	(113)	0	(113)
	Receive	DWRTFT Index	7,746	2.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	90,932	0	(113)	0	(113)
MYI	Receive	DWRTFT Index	710	1.490% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	8,335	0	(11)	0	(11)
	Receive	DWRTFT Index	977	1.990% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	11,469	0	(14)	0	(14)
SOG	Receive	DWRTFT Index	120	1.505% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/05/2022	1,409	0	(2)	0	(2)
UAG	Receive	DWRTFT Index	682	1.490% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	8,006	0	(10)	0	(10)

								$0	$(14,437)	$0	$(14,437)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	Host Hotels & Resorts, Inc.	230,809	1.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	$3,619	$0	$9	$9	$0
	Receive	Crown Castle International Corp.	10,000	1.830% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	1,684	0	(2)	0	(2)
	Receive	Extra Space Storage, Inc.	23,299	1.830% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	3,964	0	(4)	0	(4)
BPS	Receive	Aircastle Ltd.	80,558	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	3,188	0	160	160	0
	Receive	Alexandria Real Estate Equities, Inc.	2,663	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	364	0	25	25	0
	Receive	American Homes 4 Rent	123,000	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	4,132	0	225	225	0
	Receive	American Tower Corp.	41,000	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	9,841	0	690	690	0
	Receive	Duke Realty Corp.	90,000	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	4,524	0	418	418	0
	Receive	Equity LifeStyle Properties, Inc.	156,000	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	10,656	0	393	393	0
	Receive	First Industrial Realty Trust, Inc.	41,000	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	1,938	0	19	19	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

	Receive	Gaming and Leisure Properties, Inc.	54,000	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	2,345	0	130	130	0
	Receive	Invitation Homes, Inc.	288,000	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	9,778	0	462	462	0
	Receive	Regency Centers Corp.	63,000	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	3,607	0	167	167	0
	Receive	Rexford Industrial Realty, Inc.	41,000	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	2,405	0	(32)	0	(32)
	Receive	SBA Communications Corp.	17,000	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	5,248	0	189	189	0
	Receive	Sun Communities, Inc.	14,000	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/08/2023	2,113	0	129	129	0
	Receive	Equinix, Inc.	8,000	1.830% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	5,256	0	(5)	0	(5)
	Receive	Prologis, Inc.	71,000	1.830% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	8,353	0	(9)	0	(9)
	Receive	Vici Properities, Inc.	136,600	1.980% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	4,080	0	33	33	0
JPM	Receive	Prologis, Inc.	292,280	1.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	34,387	0	(43)	0	(43)
MYI	Receive	Equity Residential	275,667	1.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/01/2022	19,909	0	147	147	0
	Receive	Aircastle Ltd.	120,921	1.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	5,030	0	(7)	0	(7)
	Receive	Alexandria Real Estate Equities, Inc.	72,292	1.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	10,484	0	72	72	0
	Receive	Digital Realty Trust, Inc.	77,376	1.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	10,046	0	(9)	0	(9)
	Receive	PSA Treasury Pte Ltd.	98,112	2.080% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	30,677	0	(38)	0	(38)
	Receive	Simon Property Group, Inc.	97,414	1.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	9,246	0	(9)	0	(9)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	Welltower, Inc.	62,693	1.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	5,163	0	(5)	0	(5)

							$0	$3,105	$3,268	$(163)

Total Swap Agreements							$0	$(11,332)	$3,268	$(14,600)

(m)

Securities with an aggregate market value of $48,474 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)							Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$63,276	$0		$63,276
Industrials					0	2,457	0		2,457
Utilities					0	80	0		80
U.S. Government Agencies					0	38,616	0		38,616
U.S. Treasury Obligations					0	1,249,693	0		1,249,693
Non-Agency Mortgage-Backed Securities					0	11,637	0		11,637
Asset-Backed Securities					0	109,713	0		109,713
Sovereign Issues					0	85,248	0		85,248
Common Stocks
Consumer Discretionary					3,646	0	0		3,646
Real Estate					5,976	0	0		5,976
Preferred Securities
Banking & Finance					0	806	0		806
Real Estate Investment Trusts
Real Estate					408,738	0	0		408,738
Short-Term Instruments
Repurchase Agreements					0	6,386	0		6,386
Argentina Treasury Bills					0	244	0		244
U.S. Treasury Bills					0	441	0		441

					$418,360	$1,568,597	$0		$1,986,957
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$128	$0	$0		$128

Total Investments					$418,488	$1,568,597	$0		$1,987,085

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					591	3,199	0		3,790
Over the counter					0	20,457	0		20,457

					$591	$23,656	$0		$24,247
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(3,216)	(4,301)	0		(7,517)
Over the counter					0	(29,805)	0		(29,805)

					$(3,216)	$(34,106)	$0		$(37,322)

Total Financial Derivative Instruments					$(2,625)	$(10,450)	$0		$(13,075)

Totals					$415,863	$1,558,147	$0		$1,974,010

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Short Asset Investment Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.1% ¤
CORPORATE BONDS & NOTES 48.4%
BANKING & FINANCE 27.7%
ABN AMRO Bank NV 1.844% (US0003M + 0.800%) due 07/19/2022 ~	$260	$260
ADCB Finance Cayman Ltd. 4.000% due 03/29/2023	11,600	11,639
AerCap Ireland Capital DAC
3.300% due 01/23/2023	2,400	2,391
4.500% due 09/15/2023	1,800	1,793
Air Lease Corp. 2.750% due 01/15/2023	3,000	2,979
American Tower Corp.
3.000% due 06/15/2023	3,000	2,969
3.500% due 01/31/2023	4,000	4,000
Athene Global Funding 2.192% (US0003M + 1.230%) due 07/01/2022 ~	47,240	47,240
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023	600	579
Banco Santander SA
2.595% (US0003M + 1.090%) due 02/23/2023 ~	6,730	6,755
3.848% due 04/12/2023	2,000	1,999
Bank of America Corp.
1.760% due 10/24/2024 •	400	396
2.816% due 07/21/2023 •	34,000	33,990
3.004% due 12/20/2023 •	2,000	1,994
Bank of Nova Scotia 2.406% (SOFRINDX + 0.960%) due 03/11/2024 ~	19,750	19,668
Citigroup, Inc.
2.134% (US0003M + 0.950%) due 07/24/2023 ~	10,300	10,276
2.700% due 10/27/2022	3,900	3,904
2.876% due 07/24/2023 •	9,302	9,298
CK Hutchison International Ltd.
2.750% due 03/29/2023	9,405	9,371
3.250% due 04/11/2024	1,622	1,615
Credit Suisse AG 1.549% (SOFRINDX + 0.380%) due 08/09/2023 ~	42,700	42,413
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022	1,195	1,196
Danske Bank AS
1.171% due 12/08/2023 •	6,777	6,688
2.781% (US0003M + 1.060%) due 09/12/2023 ~	34,300	34,326
DBS Group Holdings Ltd. 1.804% (US0003M + 0.620%) due 07/25/2022 ~	24,000	23,976
Deutsche Bank AG
0.962% due 11/08/2023	2,058	1,973
1.665% due 11/08/2023 •	8,000	7,906
2.601% (US0003M + 1.190%) due 11/16/2022 ~	5,830	5,829
3.300% due 11/16/2022	25,500	25,498
3.950% due 02/27/2023	6,700	6,687
Discover Financial Services 3.850% due 11/21/2022	720	722
First American Financial Corp. 4.300% due 02/01/2023	4,350	4,356
Five Corners Funding Trust 4.419% due 11/15/2023	2,375	2,390
GA Global Funding Trust 1.000% due 04/08/2024	15,400	14,538
General Motors Financial Co., Inc.
1.700% due 08/18/2023	5,415	5,283
2.439% (SOFRRATE + 1.200%) due 11/17/2023 ~	8,000	7,888
3.250% due 01/05/2023	12,000	11,982
3.700% due 05/09/2023	3,248	3,248
5.100% due 01/17/2024	6,145	6,211
Goldman Sachs Group, Inc.
2.255% (US0003M + 0.750%) due 02/23/2023 ~	30,786	30,742
2.870% (SOFRRATE + 1.390%) due 03/15/2024 ~	700	701
2.905% due 07/24/2023 •	25,900	25,893
Hana Bank
2.014% (US0003M + 0.800%) due 07/26/2023 ~	4,000	4,016
2.521% (US0003M + 0.800%) due 03/13/2023 ~	9,680	9,699
2.620% (US0003M + 0.875%) due 09/14/2022 ~	2,200	2,201
2.977% (US0003M + 0.700%) due 10/02/2022 ~	5,400	5,406

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2022 (Unaudited)

HSBC Holdings PLC
3.033% due 11/22/2023 •	32,800	32,657
3.600% due 05/25/2023	5,419	5,440
Hutchison Whampoa International Ltd. 3.250% due 11/08/2022	4,800	4,806
Hyundai Capital Services, Inc.
3.000% due 08/29/2022	11,683	11,684
3.750% due 03/05/2023	5,200	5,196
ING Groep NV 3.285% (US0003M + 1.000%) due 10/02/2023 ~	500	502
International Bank for Reconstruction & Development 0.650% due 02/10/2026	50,000	45,752
International Lease Finance Corp. 5.875% due 08/15/2022	10,174	10,194
JPMorgan Chase & Co. 2.068% (SOFRRATE + 0.580%) due 03/16/2024 ~	8,000	7,906
Kookmin Bank
2.875% due 03/25/2023	300	299
3.057% (US0003M + 0.780%) due 04/03/2023 ~	8,400	8,430
Lloyds Banking Group PLC 2.907% due 11/07/2023 •	35,000	34,885
Macquarie Group Ltd. 3.189% due 11/28/2023 •	535	534
Mitsubishi HC Capital, Inc. 2.652% due 09/19/2022	3,100	3,100
Mitsubishi UFJ Financial Group, Inc. 2.623% due 07/18/2022	40,900	40,905
Mitsui Fudosan Co. Ltd. 2.950% due 01/23/2023	4,000	3,994
Mizuho Financial Group, Inc.
1.884% (US0003M + 0.840%) due 07/16/2023 ~	44,300	44,299
2.721% due 07/16/2023 •	2,550	2,550
Morgan Stanley 2.584% (US0003M + 1.400%) due 10/24/2023 ~	18,413	18,415
MUFG Union Bank NA 2.156% (SOFRRATE + 0.710%) due 12/09/2022 ~	5,650	5,650
Nationwide Building Society 2.000% due 01/27/2023	10,000	9,923
NatWest Markets PLC 3.174% (SOFRRATE + 1.662%) due 09/29/2022 ~	45,000	45,064
New York Life Global Funding 1.812% (SOFRINDX + 0.430%) due 06/06/2024 ~	22,000	21,852
Nissan Motor Acceptance Co. LLC
1.671% (US0003M + 0.650%) due 07/13/2022 ~	4,773	4,771
2.600% due 09/28/2022	31,876	31,723
2.650% due 07/13/2022	4,490	4,489
2.924% due 09/28/2022 •	1,180	1,176
3.875% due 09/21/2023	2,800	2,782
NongHyup Bank 2.875% due 07/17/2022	7,050	7,050
NTT Finance Corp. 0.373% due 03/03/2023	29,700	29,192
ORIX Corp. 2.900% due 07/18/2022	35,092	35,093
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	17,700	17,701
Santander Holdings USA, Inc. 3.400% due 01/18/2023	26,679	26,645
SL Green Operating Partnership LP 3.250% due 10/15/2022	2,486	2,480
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	22,267	22,264
Standard Chartered PLC 1.319% due 10/14/2023 •	5,000	4,964
Sumitomo Mitsui Financial Group, Inc.
1.784% (US0003M + 0.740%) due 10/18/2022 ~	4,000	4,001
1.791% (US0003M + 0.780%) due 07/12/2022 ~	685	685
1.904% (US0003M + 0.860%) due 07/19/2023 ~	1,000	999
2.778% due 10/18/2022	2,700	2,702
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023	33,545	32,447
Toronto-Dominion Bank 2.332% (SOFRRATE + 0.910%) due 03/08/2024 ~	10,000	9,971
UBS AG 1.668% (SOFRRATE + 0.320%) due 06/01/2023 ~	11,000	10,961
UBS Group AG
2.361% (US0003M + 0.950%) due 08/15/2023 ~	2,410	2,409
2.361% due 08/15/2023 •	400	400
2.859% due 08/15/2023 •	11,592	11,589

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2022 (Unaudited)

Woori Bank 2.156% (US0003M + 0.870%) due 02/01/2023 ~	1,500	1,503

		1,096,918

INDUSTRIALS 15.5%
7-Eleven, Inc. 0.625% due 02/10/2023	1,390	1,363
AbbVie, Inc.
2.300% due 11/21/2022	6,065	6,054
2.900% due 11/06/2022	1,000	1,000
3.250% due 10/01/2022	3,000	3,000
Autodesk, Inc. 3.600% due 12/15/2022	4,000	4,002
BAT Capital Corp.
2.291% (US0003M + 0.880%) due 08/15/2022 ~	30,088	30,068
2.764% due 08/15/2022	3,500	3,496
Bayer U.S. Finance LLC 3.875% due 12/15/2023	7,118	7,108
BMW U.S. Capital LLC 3.450% due 04/12/2023	1,500	1,501
Boeing Co.
1.167% due 02/04/2023	36,871	36,464
2.200% due 10/30/2022	13,198	13,156
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	430	429
BP Capital Markets America, Inc. 2.746% (US0003M + 0.650%) due 09/19/2022 ~	2,200	2,199
Broadcom Corp. 2.650% due 01/15/2023	2,132	2,128
Canadian Natural Resources Ltd. 2.950% due 01/15/2023	3,350	3,339
CenterPoint Energy Resources Corp. 2.111% (US0003M + 0.500%) due 03/02/2023 ~	8,700	8,677
Charter Communications Operating LLC 2.936% (US0003M + 1.650%) due 02/01/2024 ~	4,733	4,771
Cigna Corp. 0.613% due 03/15/2024	7,800	7,433
Conagra Brands, Inc. 3.250% due 09/15/2022	1,700	1,703
Daimler Trucks Finance North America LLC 1.930% (SOFRRATE + 0.500%) due 06/14/2023 ~	29,000	28,891
Dell International LLC 5.450% due 06/15/2023	14,260	14,408
DR Horton, Inc. 4.375% due 09/15/2022	1,300	1,301
Enbridge, Inc. 1.639% (SOFRRATE + 0.400%) due 02/17/2023 ~	3,400	3,382
ERAC USA Finance LLC 3.300% due 10/15/2022	3,355	3,353
General Mills, Inc. 6.410% due 10/15/2022	1,000	1,009
GSK Consumer Healthcare Capital U.S. LLC 2.400% (SOFRRATE + 0.890%) due 03/24/2024 ~	4,500	4,500
Humana, Inc.
2.900% due 12/15/2022	9,169	9,170
3.150% due 12/01/2022	3,000	3,001
Hyundai Capital America
1.150% due 11/10/2022	1,950	1,936
2.375% due 02/10/2023	5,700	5,629
2.850% due 11/01/2022	6,220	6,205
3.250% due 09/20/2022	4,580	4,580
4.125% due 06/08/2023	5,000	4,997
Imperial Brands Finance PLC 3.500% due 02/11/2023	17,050	16,958
International Flavors & Fragrances, Inc. 0.697% due 09/15/2022	16,965	16,886
Kansas City Southern 3.000% due 05/15/2023	10,000	9,972
Kia Corp. 3.000% due 04/25/2023	2,006	2,001
Kinder Morgan, Inc. 2.324% (US0003M + 1.280%) due 01/15/2023 ~	2,679	2,681
Komatsu Finance America, Inc. 2.437% due 09/11/2022	14,799	14,780
Leidos, Inc. 2.950% due 05/15/2023	18,658	18,483
Magallanes, Inc. 3.528% due 03/15/2024	11,700	11,464
Martin Marietta Materials, Inc. 0.650% due 07/15/2023	7,100	6,864
Marvell Technology, Inc. 4.200% due 06/22/2023	7,021	7,013
Mitsubishi Corp. 2.625% due 07/14/2022	6,200	6,201

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2022 (Unaudited)

Oracle Corp. 2.625% due 02/15/2023	34,459	34,329
Panasonic Holdings Corp. 2.536% due 07/19/2022	39,545	39,542
Penske Truck Leasing Co. LP
2.700% due 03/14/2023	1,024	1,021
4.125% due 08/01/2023	400	402
4.875% due 07/11/2022	10,454	10,457
Pernod Ricard SA 4.250% due 07/15/2022	3,800	3,802
Sabine Pass Liquefaction LLC 5.625% due 04/15/2023	35,009	35,351
SK Broadband Co. Ltd. 3.875% due 08/13/2023	1,000	1,005
SK Telecom Co. Ltd. 3.750% due 04/16/2023	2,000	2,004
Sky Ltd. 3.125% due 11/26/2022	5,194	5,197
Southern Co. 1.554% (SOFRRATE + 0.370%) due 05/10/2023 ~	600	595
Southwest Airlines Co. 4.750% due 05/04/2023	11,192	11,286
Stellantis NV 5.250% due 04/15/2023	36,503	36,822
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	14,000	14,020
Thermo Fisher Scientific, Inc.
0.797% due 10/18/2023	9,000	8,726
1.225% (SOFRINDX + 0.350%) due 04/18/2023 ~	29,700	29,573
Time Warner Entertainment Co. LP 8.375% due 03/15/2023	4,789	4,929
Verisk Analytics, Inc. 4.125% due 09/12/2022	2,719	2,724
Volkswagen Group of America Finance LLC
0.750% due 11/23/2022	419	416
2.339% (SOFRRATE + 0.950%) due 06/07/2024 ~	27,200	27,089
Zoetis, Inc. 3.250% due 02/01/2023	400	399

		613,245

UTILITIES 5.2%
AT&T, Inc.
2.150% (SOFRINDX + 0.640%) due 03/25/2024 ~	17,600	17,441
2.301% (US0003M + 0.890%) due 02/15/2023 ~	5,372	5,373
Atmos Energy Corp. 2.070% (US0003M + 0.380%) due 03/09/2023 ~	38,400	38,314
BP Capital Markets PLC 2.746% (US0003M + 0.650%) due 09/19/2022 ~	175	175
Dominion Energy, Inc. 2.359% (US0003M + 0.530%) due 09/15/2023 ~	8,475	8,439
Duke Energy Corp. 1.688% (SOFRRATE + 0.250%) due 06/10/2023 ~	13,000	12,895
Edison International 2.950% due 03/15/2023	3,170	3,144
Engie SA 2.875% due 10/10/2022	10,000	9,976
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022	2,729	2,727
KT Corp. 2.625% due 08/07/2022	7,235	7,233
Mississippi Power Co. 1.811% (SOFRRATE + 0.300%) due 06/28/2024 ~	5,000	4,904
NextEra Energy Capital Holdings, Inc.
1.498% (SOFRINDX + 0.400%) due 11/03/2023 ~	37,000	36,476
1.775% (US0003M + 0.270%) due 02/22/2023 ~	2,700	2,684
Oklahoma Gas & Electric Co. 0.553% due 05/26/2023	4,500	4,374
Pacific Gas & Electric Co.
1.367% due 03/10/2023	5,800	5,713
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~	28,600	28,485
Southern California Edison Co. 2.153% (SOFRINDX + 0.640%) due 04/03/2023 ~	15,000	14,972

		203,325

Total Corporate Bonds & Notes (Cost $1,929,235)		1,913,488

MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 1.0%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.850% due 01/01/2050	40,000	39,469

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2022 (Unaudited)

Total Municipal Bonds & Notes (Cost $39,584)		39,469

U.S. GOVERNMENT AGENCIES 9.3%
Fannie Mae
0.875% due 12/18/2026	35,000	31,494
1.150% due 11/25/2044 - 09/25/2055 •	19,409	19,269
1.200% due 09/25/2049 ~	6,387	6,336
1.250% due 08/25/2050 ~	3,275	3,239
1.600% due 05/25/2050 •	7,443	7,511
1.924% due 04/25/2036 - 06/25/2042 •	1,186	1,176
1.974% due 07/25/2036 - 06/25/2043	195	195
2.024% due 02/25/2042 •	367	366
2.074% due 08/25/2049 •	359	357
2.124% due 02/25/2042 •	260	260
2.144% due 03/25/2042 •	57	58
2.164% due 07/25/2037 •	54	54
2.174% due 10/25/2041 •	84	84
2.352% due 05/01/2038 •	3,261	3,360
Federal Home Loan Bank
0.680% due 02/24/2026	10,800	9,879
0.750% due 02/24/2026	83,700	76,531
0.790% due 02/25/2026	9,500	8,725
0.960% due 03/05/2026	60,400	55,647
1.110% due 07/27/2026	6,667	6,149
Freddie Mac
0.800% due 10/28/2026 (d)	30,000	26,959
1.000% due 09/15/2044 - 11/25/2050	28,897	25,503
1.120% due 05/15/2038 •	756	747
1.130% due 05/15/2041 •	820	815
1.140% due 06/15/2040 ~	1,564	1,553
1.150% due 10/15/2037 •	8,212	8,111
1.624% due 04/15/2037 •	252	250
1.654% due 07/15/2037 •	284	282
1.724% due 03/15/2040 - 11/15/2043 •	438	437
1.774% due 06/15/2049 ~	2,803	2,792
1.824% due 08/15/2041 ~	10	10
1.844% due 12/15/2041 ~	295	296
1.874% due 09/15/2037 - 11/15/2041 •	482	483
1.904% due 07/15/2037 •	413	416
1.924% due 11/15/2037 ~	63	63
2.274% due 01/15/2032 •	170	173
2.324% due 01/15/2039 ~	36	37
2.562% due 05/15/2033 •	121	124
Ginnie Mae
1.003% due 06/20/2066 •	46	45
1.032% due 09/20/2067 •	988	989
1.171% due 06/20/2051 •	39,625	35,828
1.203% due 01/20/2068 •	119	118
1.273% due 08/20/2065 ~	671	664
1.303% due 12/20/2060 - 07/20/2064 •	223	222
1.373% due 04/20/2062 •	393	390
1.482% due 07/20/2043 ~	469	460
1.483% due 08/20/2061 •	27	26
1.503% due 10/20/2065 •	13	13
1.553% due 08/20/2067 •	980	976
1.573% due 02/20/2066 •	11	11
1.905% due 04/20/2037 ~	677	676
2.045% due 06/20/2049 •	5,581	5,544
2.055% due 05/20/2049 •	1,777	1,770
2.209% due 01/16/2040 ~	809	815
2.335% due 02/20/2040 •	628	633
2.345% due 03/20/2040 •	1,911	1,928
2.365% due 04/20/2040 ~	1,420	1,432
2.395% due 03/20/2040 •	1,495	1,510
2.600% due 06/20/2071 •	9,479	9,731
3.394% due 09/20/2066 ~	3,461	3,550

Total U.S. Government Agencies (Cost $396,189)		367,072

U.S. TREASURY OBLIGATIONS 6.1%
U.S. Treasury Notes
2.625% due 04/15/2025 (d)	95,700	94,672
2.750% due 05/15/2025 (b)	145,600	144,497

Total U.S. Treasury Obligations (Cost $240,762)		239,169

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
280 Park Avenue Mortgage Trust 2.071% due 09/15/2034 •	890	874
AREIT Trust 2.603% due 11/17/2038 •	4,726	4,555
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	4,956	4,600

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2022 (Unaudited)

BAMLL Commercial Mortgage Securities Trust 2.174% due 09/15/2034 •	1,000	976
Barclays Commercial Mortgage Securities Trust 2.324% due 07/15/2037 •	3,100	3,020
Brass PLC 2.111% due 11/16/2066 ~	1,109	1,110
BX Commercial Mortgage Trust 2.054% due 10/15/2036 •	19,000	18,100
BX Trust 2.411% due 10/15/2036 •	5,000	4,868
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	14,727	12,820
Commercial Mortgage Trust
2.224% due 06/15/2034 •	7,700	7,541
3.421% due 07/10/2048	4,419	4,398
3.732% due 08/10/2049 ~	1,000	972
4.411% due 07/10/2045 ~	6,281	6,270
CRSNT Commercial Mortgage Trust 2.150% due 04/15/2036 •	15,000	14,488
CSAIL Commercial Mortgage Trust
3.351% due 04/15/2050	5,188	5,147
3.718% due 08/15/2048	9,396	9,239
Gosforth Funding PLC 1.974% due 08/25/2060 ~	352	352
GS Mortgage-Backed Securities Trust 1.434% due 01/25/2052 ~	828	774
Hilton USA Trust 2.828% due 11/05/2035	10,000	9,754
InTown Hotel Portfolio Trust 2.425% due 01/15/2033 •	5,200	5,176
JP Morgan Chase Commercial Mortgage Securities Trust 2.440% due 11/15/2038 ~	12,400	11,888
JPMBB Commercial Mortgage Securities Trust
3.017% due 02/15/2048	1,475	1,450
3.659% due 11/15/2045	752	751
Legacy Mortgage Asset Trust 1.991% due 09/25/2060 ~	1,406	1,373
MFA Trust 1.381% due 04/25/2065 ~	4,836	4,661
Morgan Stanley Bank of America Merrill Lynch Trust 2.918% due 02/15/2046	10,000	9,945
Natixis Commercial Mortgage Securities Trust 3.917% due 11/15/2032 ~	4,000	3,977
OBX Trust
1.957% due 10/25/2061 ~	13,269	11,614
2.305% due 11/25/2061 ~	12,254	10,737
2.783% due 01/25/2062 þ	13,805	13,133
RESIMAC Premier 1.900% due 07/10/2052 •	2,750	2,734
Towd Point HE Trust 0.918% due 02/25/2063 ~	4,331	4,137
Towd Point Mortgage Trust 2.250% due 11/25/2061 ~	6,619	6,240
UBS-Barclays Commercial Mortgage Trust 1.990% due 04/10/2046 •	13,115	13,086
Wells Fargo-RBS Commercial Mortgage Trust
3.071% due 03/15/2045	19,461	19,387
3.337% due 06/15/2046	20,400	20,095

Total Non-Agency Mortgage-Backed Securities (Cost $264,102)		250,242

ASSET-BACKED SECURITIES 11.0%
American Money Management Corp. CLO Ltd.
2.018% due 04/14/2029 •	3,400	3,382
2.204% due 07/25/2029 ~	473	468
2.352% due 11/10/2030 ~	3,000	2,953
Apex Credit CLO Ltd. 3.086% due 09/20/2029 •	8,148	8,029
Apidos CLO
1.944% due 07/18/2029 ~	10,000	9,845
1.974% due 07/17/2030 •	5,200	5,126
Ares CLO Ltd. 1.914% due 01/15/2029 ~	987	972
ARI Fleet Lease Trust 1.804% due 11/15/2027 ~	920	920
Bankers Health Care Group 0.900% due 10/17/2034	4,807	4,559
Carlyle Global Market Strategies CLO Ltd. 2.361% due 08/14/2030 •	23,000	22,663
Catamaran CLO Ltd. 2.236% due 04/22/2030 •	16,515	16,300
Chesapeake Funding LLC
0.870% due 08/15/2032	3,812	3,757
1.974% due 08/15/2032 ~	4,765	4,748
2.940% due 04/15/2031	1,689	1,689

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2022 (Unaudited)

CIFC Funding Ltd. 2.134% due 10/24/2030 ~	500	492
Crestline Denali CLO Ltd. 2.093% due 04/20/2030 ~	15,000	14,783
Dell Equipment Finance Trust 1.217% due 03/22/2023	5,653	5,641
Enterprise Fleet Financing LLC 2.060% due 05/20/2025	757	755
Flagship Credit Auto Trust 0.700% due 04/15/2025	2,021	2,012
Ford Credit Floorplan Master Owner Trust 1.924% due 09/15/2024 ~	7,300	7,304
Foursight Capital Automobile Receivables Trust 0.400% due 04/15/2025	5,080	5,043
FREED ABS Trust 0.940% due 03/19/2029	19,308	19,091
GM Financial Automobile Leasing Trust 2.930% due 10/21/2024	11,100	11,037
GoldenTree Loan Opportunities Ltd. 2.349% due 10/29/2029 •	6,407	6,335
KKR CLO Ltd. 1.994% due 07/15/2030 •	27,000	26,528
LCM LP 1.914% due 07/19/2027 •	4,546	4,470
LCM Ltd. 2.143% due 04/20/2031 ~	2,000	1,955
Madison Park Funding Ltd. 1.794% due 04/15/2029 ~	3,402	3,357
Master Credit Card Trust 2.102% due 07/21/2024 •	5,125	5,126
MFA Trust 2.363% due 03/25/2060 þ	8,122	7,846
MMAF Equipment Finance LLC 2.770% due 02/13/2025	13,300	13,125
MP CLO Ltd. 1.934% due 10/18/2028 •	6,863	6,734
Navient Private Education Loan Trust 2.524% due 12/15/2028 •	3,219	3,218
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	8,704	8,118
1.580% due 04/15/2070	10,623	9,404
1.690% due 05/15/2069	2,927	2,767
2.230% due 07/15/2070	1,524	1,421
3.130% due 02/15/2068	1,239	1,210
Navient Student Loan Trust 1.974% due 03/25/2067 •	4,143	4,132
Nelnet Student Loan Trust 1.420% due 04/20/2062	2,988	2,773
OSD CLO Ltd. 1.914% due 04/17/2031 •	15,950	15,601
Palmer Square Loan Funding Ltd.
1.863% due 07/20/2029 ~	19,248	19,007
2.084% due 10/24/2027 •	4,277	4,261
Pawnee Equipment Receivables 1.100% due 07/15/2027	16,400	15,743
PHEAA Student Loan Trust 2.574% due 11/25/2065 ~	3,435	3,348
Race Point CLO Ltd. 1.984% due 10/15/2030 •	3,100	3,044
Santander Consumer Auto Receivables Trust 1.370% due 10/15/2024	492	491
Santander Drive Auto Receivables Trust 2.120% due 10/15/2026	14,000	13,910
Saranac CLO Ltd. 2.584% due 08/13/2031 •	1,400	1,371
SLC Student Loan Trust
1.939% due 03/15/2027 ~	120	120
1.949% due 06/15/2029 ~	3,728	3,705
SLM Private Credit Student Loan Trust
2.139% due 12/15/2038 •	2,080	2,010
2.159% due 03/15/2024 ~	401	399
SLM Student Loan Trust
1.324% due 10/25/2028 •	1,360	1,343
2.379% due 12/15/2025 ~	421	420
Sound Point CLO Ltd.
2.084% due 01/23/2029 ~	24,830	24,476
2.174% due 01/23/2029 •	3,166	3,128
TCI-Symphony CLO Ltd. 2.041% due 10/13/2032 •	800	781
TCW CLO Ltd. 2.154% due 04/25/2031 ~	2,000	1,957
Tesla Auto Lease Trust 0.360% due 09/22/2025	971	946
Towd Point Mortgage Trust
2.624% due 05/25/2058 ~	1,228	1,216
3.750% due 05/25/2058 ~	14,349	14,048

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2022 (Unaudited)

Trinitas CLO Ltd. 2.214% due 10/25/2028 ~	784	779
Venture CLO Ltd.
1.924% due 04/15/2027 •	4,888	4,835
2.053% due 07/20/2030 •	2,900	2,860
2.401% due 09/07/2030 •	15,000	14,796
Vibrant CLO Ltd. 3.046% due 06/20/2029 •	3,382	3,333
Wellfleet CLO Ltd. 1.953% due 04/20/2029 •	16,205	16,092
Westlake Automobile Receivables Trust 0.560% due 05/15/2024	2,054	2,049

Total Asset-Backed Securities (Cost $445,421)		436,157

SOVEREIGN ISSUES 0.7%
Export-Import Bank of India 2.505% (US0003M + 1.000%) due 08/21/2022 ~	1,000	1,001
Korea Development Bank
1.805% (US0003M + 0.350%) due 02/18/2023 ~	4,800	4,799
2.494% (US0003M + 1.450%) due 04/16/2023 ~	3,000	3,029
Korea Expressway Corp.
1.824% (US0003M + 0.640%) due 07/25/2022 ~	11,400	11,347
2.124% (US0003M + 0.600%) due 11/25/2022 ~	2,000	1,991
Korea National Oil Corp. 1.919% (US0003M + 0.875%) due 07/16/2023 ~	6,400	6,434

Total Sovereign Issues (Cost $28,671)		28,601

SHORT-TERM INSTRUMENTS 15.3%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC 1.050% due 02/01/2023	4,000	3,950
Sumitomo Mitsui Banking Corp. 1.670% (SOFRRATE + 0.170%) due 09/06/2022 ~	31,000	30,991

		34,941

COMMERCIAL PAPER 0.1%
Crown Castle International Corp. 2.400% due 07/12/2022	5,000	4,997

REPURCHASE AGREEMENTS (a) 14.3%		566,652

Total Short-Term Instruments (Cost $606,648)		606,590

Total Investments in Securities (Cost $3,950,612)		3,880,788

	SHARES
INVESTMENTS IN AFFILIATES 5.4%
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short Asset Portfolio	21,724,983	212,427
PIMCO Short-Term Floating NAV Portfolio III	6,759	65

Total Short-Term Instruments (Cost $216,110)		212,492

Total Investments in Affiliates (Cost $216,110)		212,492

Total Investments 103.5% (Cost $4,166,722)		$4,093,280
Financial Derivative Instruments (c)(f) (0.1)%(Cost or Premiums, net $766)		(2,586)
Other Assets and Liabilities, net (3.4)%		(135,014)

Net Assets 100.0%		$3,955,680

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ			Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(a)			REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$1,252	U.S. Treasury Notes 3.000% due 06/30/2024		$(1,277)	$1,252	$1,252
	1.450	06/30/2022	07/01/2022	400,800	U.S. Treasury Notes 3.250% due 06/30/2029		(408,816)	400,800	400,816
NOM	1.480	07/01/2022	07/05/2022	164,600	U.S. Treasury Bonds 2.000% - 3.375% due 02/15/2048 - 02/15/2050		(167,382)	164,600	164,600

Total Repurchase Agreements							$(577,475)	$566,652	$566,668

SALE-BUYBACK TRANSACTIONS:
Counterparty				Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)		Payable for Sale-Buyback Transactions

TDL				1.550%	06/30/2022	07/01/2022	$(5,979)		$(5,980)

Total Sale-Buyback Transactions									$(5,980)

(b)			Securities with an aggregate market value of $5,955 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)			Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(159,741) at a weighted average interest rate of 0.297%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)			FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
							Variation Margin
Description			Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures			09/2022	6,457	$(724,798)		$3,985	$0	$(4,540)

Total Futures Contracts						$3,985	$0		$(4,540)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$3,700	$93	$(76)	$17	$0	$(1)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	3,400	69	(61)	8	0	(1)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	106,500	604	(605)	(1)	0	(20)

					$766	$(742)	$24	$0	$(22)

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2022 (Unaudited)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(4)	1-Day USD-SOFR Compounded-OIS	2.703%	Annual	03/31/2024	$763,200	$0	$(4,254)	$(4,254)	$1,392	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.607	Annual	05/12/2024	286,500	0	(1,458)	(1,458)	584	0

						$0	$(5,712)	$(5,712)	$1,976	$0

Total Swap Agreements						$766	$(6,454)	$(5,688)	$1,976	$(22)

(d)	Securities with an aggregate market value of $20,944 and cash of $11,650 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30. 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$1,096,918	$0	$1,096,918
Industrials						0	613,245	0	613,245
Utilities						0	203,325	0	203,325
Municipal Bonds & Notes
California						0	39,469	0	39,469
U.S. Government Agencies						0	367,072	0	367,072
U.S. Treasury Obligations						0	239,169	0	239,169
Non-Agency Mortgage-Backed Securities						0	250,242	0	250,242
Asset-Backed Securities						0	436,157	0	436,157
Sovereign Issues						0	28,601	0	28,601
Short-Term Instruments
Certificates of Deposit						0	34,941	0	34,941
Commercial Paper						0	4,997	0	4,997
Repurchase Agreements						0	566,652	0	566,652

						$0	$3,880,788	$0	$3,880,788
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$212,492	$0	$0	$212,492

Total Investments						$212,492	$3,880,788	$0	$4,093,280

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$0	$1,976	$0	$1,976

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						$0	$(4,562)	$0	$(4,562)

Total Financial Derivative Instruments						$0	$(2,586)	$0	$(2,586)

Totals						$212,492	$3,878,202	$0	$4,090,694

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Short Duration Municipal Income Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.3% ¤
MUNICIPAL BONDS & NOTES 82.4%
ALABAMA 1.5%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2017 4.000% due 08/01/2047	$2,225	$2,225
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 1.260% (MUNIPSA) due 10/01/2052 ~	2,000	1,906
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 4.000% due 12/01/2052	1,000	1,002
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	2,750	2,620
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	488

		8,241

ARIZONA 1.8%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 1.160% (MUNIPSA) due 01/01/2046 ~	1,125	1,095
Arizona Industrial Development Authority Revenue Notes, Series 2021 1.500% due 07/01/2023	450	437
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,500	2,507
City of Phoenix AZ General Obligation Refunding Bonds, Series 2022 5.000% due 07/01/2026	1,360	1,503
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	800	846
Tempe, Arizona Certificates of Participation Notes, Series 2021 0.623% due 07/01/2024	1,650	1,567
Town of Gilbert AZ General Obligation Bonds, Series 2022 5.000% due 07/15/2029	1,600	1,847

		9,802

CALIFORNIA 9.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
1.320% (MUNIPSA) due 04/01/2056 ~	1,000	967
1.360% (MUNIPSA) due 04/01/2056 ~	2,500	2,450
California County Tobacco Securitization Agency Revenue Notes, Series 2020 4.000% due 06/01/2023	400	406
California Earthquake Authority Revenue Notes, Series 2020 1.327% due 07/01/2022	4,800	4,800
California Health Facilities Financing Authority Revenue Notes, Series 2020
5.000% due 06/01/2024	315	330
5.000% due 06/01/2025	440	468
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 1.260% (MUNIPSA) due 08/01/2047 ~	5,500	5,435
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 1.610% (MUNIPSA) due 12/01/2050 ~	2,000	1,973
California Public Finance Authority Revenue Bonds, Series 2017 0.520% due 08/01/2052	5,930	5,930
California State General Obligation Notes, Series 2020 5.000% due 11/01/2027	1,250	1,415
California State General Obligation Notes, Series 2021 5.000% due 12/01/2027	2,655	3,008
California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.450% due 04/01/2028	1,000	869
2.625% due 11/01/2033	1,000	988
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.988% due 06/01/2024	2,000	1,902
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.337% due 06/01/2023	1,500	1,471
1.850% due 06/01/2031	485	475
2.587% due 06/01/2029	5,875	5,225
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	1,000	1,017
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 1.609% (US0003M) due 06/01/2034 ~	2,250	2,087
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	4,310	4,553
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,297

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2022 (Unaudited)

Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,500	1,377
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019 5.000% due 06/01/2023	625	638

		50,081

COLORADO 0.9%
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	750	725
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 07/15/2026	550	577
University of Colorado Revenue Bonds, Series 2019 2.000% due 06/01/2054	3,465	3,419

		4,721

CONNECTICUT 3.3%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2022	2,030	2,038
Connecticut Special Tax Revenue State Special Tax Notes, Series 2020
5.000% due 05/01/2024	1,000	1,053
5.000% due 05/01/2025	500	539
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	3,000	3,260
Connecticut State General Obligation Bonds, Series 2013 1.860% (MUNIPSA) due 03/01/2024 ~	1,980	2,002
Connecticut State General Obligation Notes, Series 2020 5.000% due 01/15/2025	650	696
Connecticut State General Obligation Notes, Series 2021 5.000% due 07/15/2022	1,235	1,236
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 1.100% due 07/01/2048	1,000	994
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	4,790	4,873
Metropolitan District, Connecticut General Obligation Notes, Series 2018
5.000% due 07/15/2022	1,000	1,001
5.000% due 07/15/2023	500	517

		18,209

DELAWARE 0.2%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.050% due 01/01/2031	1,250	1,187

FLORIDA 4.2%
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2027	1,250	1,304
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2025	710	764
Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	500	540
5.000% due 10/01/2026	900	989
Florida State General Obligation Notes, Series 2022
5.000% due 06/01/2026	5,165	5,722
5.000% due 07/01/2031	4,000	4,739
JEA Electric System, Florida Revenue Notes, Series 2017 5.000% due 10/01/2024	2,220	2,363
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,224
Miami-Dade County, Florida Expressway Authority Revenue Notes, Series 2013 5.000% due 07/01/2022	675	675
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015 5.000% due 10/01/2023	2,765	2,873
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2025 (b)	125	110

		23,303

GEORGIA 2.8%
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	2,000	1,779
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,500	1,496
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	1,000	969
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.000% due 11/01/2045	2,500	2,506
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2020 5.000% due 04/01/2024	450	473
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2018 4.000% due 08/01/2048	3,750	3,826
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2022 4.000% due 09/01/2052	1,000	993

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2022 (Unaudited)

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 1.541% (US0001M) due 08/01/2048 ~	1,090	1,082
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,400	1,405
Municipal Electric Authority of Georgia Revenue Notes, Series 2020 5.000% due 01/01/2024	750	780
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2023	305	309
5.000% due 01/01/2024	100	104

		15,722

ILLINOIS 7.7%
Chicago Transit Authority, Illinois Revenue Notes, Series 2020 1.708% due 12/01/2022	1,500	1,494
Chicago, Illinois General Obligation Bonds, Series 2021 5.000% due 01/01/2033	2,000	2,085
Chicago, Illinois General Obligation Notes, Series 2021 5.000% due 01/01/2030	2,000	2,113
Illinois Finance Authority Revenue Bonds, Series 2020
0.630% due 08/15/2049	7,250	7,250
0.700% due 05/01/2040	1,700	1,671
Illinois Finance Authority Revenue Bonds, Series 2021 1.610% (MUNIPSA) due 05/01/2042 ~	1,500	1,449
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 08/15/2026	750	826
Illinois Finance Authority Revenue Notes, Series 2021 5.000% due 08/15/2026	1,925	2,121
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	3,250	3,333
Illinois State General Obligation Bonds, Series 2022 5.000% due 03/01/2026	7,750	8,242
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	2,000	2,058
Illinois State General Obligation Notes, Series 2020 5.000% due 10/01/2025	1,000	1,058
Illinois State Revenue Bonds, (BAM Insured), Series 2016 4.000% due 06/15/2027	1,250	1,305
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2023	1,795	1,836
Illinois State Toll Highway Authority Revenue Notes, Series 2019
5.000% due 01/01/2025	1,000	1,067
5.000% due 01/01/2026	750	816
Metropolitan Pier & Exposition Authority, Illinois Revenue Notes, Series 2022 3.000% due 06/15/2025	1,375	1,356
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	1,000	1,025
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,500	1,662

		42,767

INDIANA 0.4%
Indiana Finance Authority Revenue Bonds, Series 2009 0.660% due 11/01/2039	900	900
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,250	1,271

		2,171

IOWA 0.3%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 1.148% due 08/15/2032	1,700	1,692

KANSAS 0.9%
Kansas Department of Transportation State Revenue Bonds, Series 2004 1.243% (US0001M) due 09/01/2024 ~	5,150	5,120

KENTUCKY 1.0%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,500	2,524
Kentucky Public Energy Authority Revenue Bonds, Series 2022 2.212% (SOFRRATE) due 08/01/2052 ~	3,000	2,858

		5,382

LOUISIANA 1.4%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 0.600% due 05/01/2043	3,000	2,925
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	2,000	1,823

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2022 (Unaudited)

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	3,325	3,217

		7,965

MARYLAND 0.4%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,045	1,090
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,000	1,057

		2,147

MASSACHUSETTS 2.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2014 1.700% due 08/01/2043	2,350	2,350
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 1.410% (MUNIPSA) due 07/01/2038 ~	2,500	2,489
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 1.510% (MUNIPSA) due 07/01/2049 ~	2,500	2,483
Massachusetts Development Finance Agency Revenue Notes, Series 2018
5.000% due 07/01/2022	700	700
5.000% due 07/01/2023	750	774
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	1,710	1,833
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019 5.000% due 01/01/2039	2,250	2,284

		12,913

MICHIGAN 2.1%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 1.248% (US0003M) due 07/01/2032 ~	2,500	2,442
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 1.660% (MUNIPSA) due 04/15/2047 ~	2,500	2,501
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	2,116	1,951
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	4,250	4,344
Waterford School District, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2021 4.000% due 05/01/2024	600	621

		11,859

MISSISSIPPI 0.4%
Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	2,000	2,009

MONTANA 0.2%
Montana Facility Finance Authority Revenue Bonds, Series 2018 1.460% (MUNIPSA) due 08/15/2037 ~	955	955

NEBRASKA 0.2%
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020 5.000% due 11/15/2053	1,100	1,184

NEVADA 0.3%
Clark County, Nevada Revenue Bonds, Series 2017 1.650% due 01/01/2036	1,700	1,693

NEW JERSEY 3.1%
New Jersey Economic Development Authority Revenue Bonds, Series 2013 2.510% (MUNIPSA) due 03/01/2028 ~	3,500	3,523
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	1,250	1,341
New Jersey Economic Development Authority Revenue Notes, Series 2020 1.000% due 06/01/2023	850	841
New Jersey State General Obligation Bonds, Series 2020 4.000% due 06/01/2032	2,000	2,106
New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2025	2,500	2,673
5.000% due 06/01/2026	5,750	6,248
Newark Housing Authority Scholarship Foundation A New Jersey Non Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 01/01/2025	600	631

		17,363

NEW MEXICO 1.2%
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	3,500	3,448

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2022 (Unaudited)

New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	3,000	3,162

		6,610

NEW YORK 11.2%
Dobbs Ferry Union Free School District, Series 2022 3.000% due 06/02/2023	5,000	5,043
Enlarged City School District of the City of Troy, Series 2022 4.000% due 06/08/2023	5,000	5,077
Erie County Industrial Development Agency Revenue Bonds, Series 2022 5.000% due 05/01/2025	810	872
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 1.818% (SOFRRATE) due 11/01/2032 ~	2,000	1,933
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2028	2,875	3,094
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	1,400	1,408
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	3,000	3,051
Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020 5.000% due 12/01/2023	500	519
New York City Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	1,750	1,752
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	1,500	1,487
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2029	1,000	1,114
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2002 5.000% due 11/01/2022	2,500	2,530
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 0.620% due 06/15/2050	6,000	6,000
New York City, General Obligation Bonds, Series 2012 1.190% due 04/01/2042	5,000	5,000
New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021 0.600% due 05/01/2061	3,000	2,770
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2028	1,000	1,137
New York State Dormitory Authority Revenue Notes, Series 2020
5.000% due 09/15/2022	2,600	2,619
5.000% due 02/15/2028	2,000	2,248
New York State Dormitory Authority Revenue Notes, Series 2021 5.000% due 03/15/2028	2,470	2,779
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	3,000	3,002
New York State Thruway Authority Revenue Notes, Series 2021 5.000% due 03/15/2026	4,000	4,381
New York State Urban Development Corp. Revenue Notes, Series 2021 5.000% due 03/15/2024	3,750	3,944
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2023	750	775

		62,535

NORTH CAROLINA 1.4%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2018 0.630% due 01/15/2048	1,500	1,500
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2050	1,180	1,316
State of North Carolina Build NC Revenue Bonds, Series 2022 5.000% due 05/01/2028	4,175	4,755

		7,571

OHIO 2.1%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Bonds, Series 2022 5.000% due 11/15/2031	1,250	1,384
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 1.000% due 02/15/2048	1,000	960
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	1,355	1,392
5.000% due 11/15/2024	725	765
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.000% due 09/01/2030	2,900	2,933
Ohio Higher Educational Facility Commission Revenue Notes, Series 2016 5.000% due 12/01/2022	1,415	1,435
State of Ohio Cleveland Clinic Health System Obligated Group, Series 2021 5.000% due 01/01/2033	2,415	2,733

		11,602

OKLAHOMA 0.5%
University of Oklahoma Revenue Notes, (AGM Insured), Series 2021
5.000% due 07/01/2028	1,345	1,495

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2022 (Unaudited)

5.000% due 07/01/2029	900	1,011

		2,506

OREGON 0.1%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2025	450	479
Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020 5.000% due 06/15/2024	250	265

		744

PENNSYLVANIA 3.5%
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 1.368% (SOFRRATE) due 01/01/2032 ~	4,495	4,319
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2025	1,100	1,175
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017 5.000% due 12/15/2022	1,500	1,523
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.783% (US0001M) due 08/15/2048 ~	1,500	1,506
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021 4.000% due 10/15/2022	600	604
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 1.510% (MUNIPSA) due 12/01/2023 ~	3,300	3,301
Pennsylvania Turnpike Commission Revenue Notes, Series 2021
3.000% due 12/01/2022	500	503
5.000% due 12/01/2025	750	820
Pittsburgh Water & Sewer Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2017 1.560% (MUNIPSA) due 09/01/2040 ~	3,500	3,502
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
4.000% due 07/01/2024	900	918
4.000% due 07/01/2026	1,250	1,285

		19,456

PUERTO RICO 0.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018
0.000% due 07/01/2024 (b)	1,000	931
0.000% due 07/01/2027 (b)	1,670	1,384

		2,315

SOUTH CAROLINA 1.0%
Greenville County, South Carolina Revenue Notes, Series 2021
5.000% due 04/01/2028	515	580
5.000% due 04/01/2029	500	570
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018 1.571% (US0001M) due 10/01/2048 ~	2,000	1,981
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	2,250	2,434

		5,565

SOUTH DAKOTA 0.4%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021 0.706% due 06/01/2023	2,500	2,443

TENNESSEE 1.6%
Memphis, Tennessee Gas Revenue Notes, Series 2020 4.000% due 12/01/2022	500	506
Memphis-Shelby County, Tennessee Airport Authority Revenue Notes, Series 2021
5.000% due 07/01/2022	2,000	2,000
5.000% due 07/01/2023	2,250	2,320
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,000	3,018
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,200	1,275

		9,119

TEXAS 6.0%
Central Texas Regional Mobility Authority Revenue Notes, Series 2020 5.000% due 01/01/2025	2,000	2,087
Fort Bend Grand Parkway Toll Road Authority, Texas Revenue Notes, Series 2021
5.000% due 03/01/2027	500	558
5.000% due 03/01/2028	750	847
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.950% due 08/01/2049	1,040	1,040
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 1.393% (US0001M) due 11/15/2046 ~	2,500	2,507
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2024	650	687

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2022 (Unaudited)

Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 4.000% due 06/01/2039	2,300	2,341
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2001 2.600% due 11/01/2029	1,500	1,328
New Caney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 1.250% due 02/15/2050	1,600	1,567
North Texas Tollway Authority Revenue Notes, Series 2015 5.000% due 01/01/2024	675	705
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	2,000	2,033
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	1,655	1,631
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 0.700% due 06/01/2050	1,500	1,421
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,245
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	1,250	1,233
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 5.000% due 02/01/2026	2,500	2,731
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018 2.750% due 02/01/2048	1,500	1,503
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2022 2.000% due 02/01/2049	1,000	948
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
1.925% (US0003M) due 12/15/2026 ~	2,575	2,539
2.675% (US0003M) due 12/15/2026 ~	1,500	1,435
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	495	530
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021 5.000% due 12/15/2025	1,000	1,052
Texas Water Development Board Revenue Notes, Series 2018
5.000% due 04/15/2024	1,000	1,054
5.000% due 10/15/2024	500	534

		33,556

UTAH 0.7%
Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2022 5.000% due 07/01/2027	1,650	1,850
Utah County, Utah Revenue Bonds, Series 2018 5.000% due 05/15/2057	1,800	1,880

		3,730

VIRGINIA 2.7%
Hampton Roads Transportation Accountability Commission, Virginia Revenue Notes, Series 2021 5.000% due 07/01/2026	4,000	4,403
Virginia College Building Authority Revenue Notes, Series 2021 5.000% due 02/01/2028	4,500	5,112
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2020 5.000% due 03/15/2032	2,935	3,425
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010 1.200% due 11/01/2040	2,100	2,028

		14,968

WASHINGTON 3.4%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015 1.110% (MUNIPSA) due 11/01/2045 ~	4,500	4,431
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 1.360% (MUNIPSA) due 11/01/2045 ~	2,500	2,501
Energy Northwest Electric Revenue Refunding Bonds, Series 2022 5.000% due 07/01/2026	1,750	1,930
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 1.400% (MUNIPSA) due 11/01/2046 ~	1,750	1,751
State of Washington General Obligation Refunding Bonds, Series 2022 4.000% due 07/01/2026	1,000	1,067
University of Washington Revenue Bonds, Series 2022 4.000% due 05/01/2048	2,500	2,661
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.960% (MUNIPSA) due 01/01/2042 ~	2,500	2,506
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,900	1,967

		18,814

WEST VIRGINIA 0.3%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	1,000	1,001

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2022 (Unaudited)

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	765	732

		1,733

WISCONSIN 1.5%
Public Finance Authority, Wisconsin Revenue Notes, Series 2020
5.000% due 06/01/2023	325	335
5.000% due 06/01/2025	395	420
5.000% due 06/01/2026	550	602
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2026	305	307
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 1.090% (MUNIPSA) due 08/15/2054 ~	2,500	2,500
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2023	750	769
Wisconsin State General Obligation Notes, Series 2022 1.000% (MUNIPSA) due 05/01/2025 ~(a)	3,310	3,311

		8,244

Total Municipal Bonds & Notes (Cost $465,205)		457,997

SHORT-TERM INSTRUMENTS 7.9%
REPURCHASE AGREEMENTS (c) 3.6%		19,843

MUNICIPAL BONDS & NOTES 4.3%
Los Angeles, California Revenue Notes, Series 2022 4.000% due 06/29/2023 (a)	4,775	4,867
Middletown, New York General Obligation Notes, Series 2021 1.500% due 08/25/2022	3,500	3,500
Newark, New Jersey General Obligation Notes, Series 2021 1.250% due 10/03/2022	3,500	3,500
Plattsburgh City School District, New York General Obligation Notes, Series 2021 1.250% due 07/29/2022	3,500	3,500
San Antonio, Texas General Obligation Notes, Series 2021 5.000% due 08/01/2022	3,000	3,008
Town of Tonawanda, New York General Obligation Notes, Series 2021 1.500% due 08/26/2022	1,000	1,000
Victor Central School District, New York General Obligation Notes, Series 2021 1.500% due 07/29/2022	4,500	4,501

Total Municipal Bonds & Notes (Cost $23,888)		23,876

Total Short-Term Instruments (Cost $43,731)		43,719

Total Investments in Securities (Cost $508,937)		501,716

	SHARES
INVESTMENTS IN AFFILIATES 10.1%
SHORT-TERM INSTRUMENTS 10.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.1%
PIMCO Short-Term Floating NAV Portfolio III	5,817,075	56,449

Total Short-Term Instruments (Cost $56,477)		56,449

Total Investments in Affiliates (Cost $56,477)		56,449

Total Investments 100.4% (Cost $565,414)		$558,165
Other Assets and Liabilities, net (0.4)%		(2,198)

Net Assets 100.0%		$555,967

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$1,143	U.S. Treasury Notes 3.000% due 06/30/2024		$(1,166)	$1,143	$1,143
JPS	1.400	06/30/2022	07/01/2022	18,700	U.S. Treasury Bonds 2.000% due 08/15/2051		(19,169)	18,700	18,701

Total Repurchase Agreements							$(20,335)	$19,843	$19,844

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$8,241	$0	$8,241
	Arizona				0	9,802	0	9,802
	California				0	50,081	0	50,081
	Colorado				0	4,721	0	4,721
	Connecticut				0	18,209	0	18,209
	Delaware				0	1,187	0	1,187
	Florida				0	23,303	0	23,303
	Georgia				0	15,722	0	15,722
	Illinois				0	42,767	0	42,767
	Indiana				0	2,171	0	2,171
	Iowa				0	1,692	0	1,692
	Kansas				0	5,120	0	5,120
	Kentucky				0	5,382	0	5,382
	Louisiana				0	7,965	0	7,965
	Maryland				0	2,147	0	2,147
	Massachusetts				0	12,913	0	12,913
	Michigan				0	11,859	0	11,859
	Mississippi				0	2,009	0	2,009
	Montana				0	955	0	955
	Nebraska				0	1,184	0	1,184
	Nevada				0	1,693	0	1,693
	New Jersey				0	17,363	0	17,363
	New Mexico				0	6,610	0	6,610
	New York				0	62,535	0	62,535
	North Carolina				0	7,571	0	7,571
	Ohio				0	11,602	0	11,602
	Oklahoma				0	2,506	0	2,506
	Oregon				0	744	0	744
	Pennsylvania				0	19,456	0	19,456
	Puerto Rico				0	2,315	0	2,315
	South Carolina				0	5,565	0	5,565
	South Dakota				0	2,443	0	2,443
	Tennessee				0	9,119	0	9,119
	Texas				0	33,556	0	33,556
	Utah				0	3,730	0	3,730
	Virginia				0	14,968	0	14,968
	Washington				0	18,814	0	18,814
	West Virginia				0	1,733	0	1,733
	Wisconsin				0	8,244	0	8,244
Short-Term Instruments
	Repurchase Agreements				0	19,843	0	19,843
	Municipal Bonds & Notes				0	23,876	0	23,876

					$0	$501,716	$0	$501,716
Investments in Affiliates, at Value

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2022 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$56,449	$0	$0	$56,449

Total Investments	$56,449	$501,716	$0	$558,165

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Short-Term Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Delos Finance SARL 4.000% (LIBOR03M + 1.750%) due 10/06/2023 ~		$420	$416
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		9,514	8,372

Total Loan Participations and Assignments (Cost $9,818)			8,788

CORPORATE BONDS & NOTES 54.7%
BANKING & FINANCE 33.3%
ADCB Finance Cayman Ltd. 1.907% (BBSW3M + 1.380%) due 10/25/2022 ~	AUD	24,600	17,008
AerCap Ireland Capital DAC
1.150% due 10/29/2023		$110,509	105,370
1.650% due 10/29/2024		27,800	25,699
2.193% (SOFRRATE + 0.680%) due 09/29/2023 ~		2,200	2,170
4.500% due 09/15/2023		30,623	30,496
Air Lease Corp.
2.250% due 01/15/2023		14,250	14,108
2.750% due 01/15/2023		12,800	12,712
4.250% due 02/01/2024		1,800	1,779
Aircastle Ltd.
4.400% due 09/25/2023		13,400	13,233
5.000% due 04/01/2023		36,420	36,387
Ally Financial, Inc. 3.050% due 06/05/2023		49,000	48,493
American Tower Corp.
3.000% due 06/15/2023		2,567	2,541
3.500% due 01/31/2023		13,415	13,414
5.000% due 02/15/2024		6,564	6,645
Ameriprise Financial, Inc. 4.000% due 10/15/2023		3,500	3,523
Aozora Bank Ltd.
1.050% due 09/09/2024		6,425	6,008
2.550% due 09/09/2022		8,770	8,764
Aroundtown SA 4.500% due 05/14/2025	AUD	7,330	4,963
Aviation Capital Group LLC 3.875% due 05/01/2023		$11,583	11,487
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		24,800	22,842
5.125% due 10/01/2023		15,794	15,643
5.500% due 01/15/2023		12,300	12,336
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023		34,800	33,589
Banco Santander Chile 2.700% due 01/10/2025		5,200	4,984
Banco Santander SA 2.013% due 01/19/2023 •	AUD	2,800	1,938
Bangkok Bank PCL
3.875% due 09/27/2022		$5,374	5,383
5.000% due 10/03/2023		1,500	1,527
Bank of America Corp.
2.816% due 07/21/2023 •		8,510	8,508
2.843% (SOFRRATE + 1.330%) due 04/02/2026 ~		62,800	62,005
3.004% due 12/20/2023 •		2,500	2,492
Barclays PLC
2.791% (US0003M + 1.380%) due 05/16/2024 ~		93,665	93,644
3.250% due 06/26/2024	AUD	2,000	1,346
3.505% (BBSW3M + 1.800%) due 06/15/2023 ~		12,500	8,680
3.650% due 03/16/2025		$800	784
3.917% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	23,750	16,706
4.338% due 05/16/2024 •		$700	700
BGC Partners, Inc. 5.375% due 07/24/2023		9,995	10,063
BNP Paribas SA
2.927% (BBSW3M + 1.750%) due 02/28/2024 ~	AUD	9,000	6,261
3.375% due 01/09/2025		$6,900	6,747
3.493% (BBSW3M + 1.750%) due 12/16/2022 ~	AUD	3,840	2,662
3.800% due 01/10/2024		$44,036	43,777
BOC Aviation Ltd.
2.750% due 09/18/2022		42,100	42,064

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

3.322% (US0003M + 1.125%) due 09/26/2023 ~		15,710	15,702
4.375% due 05/02/2023		1,000	1,006
Brandywine Operating Partnership LP 3.950% due 02/15/2023		14,393	14,362
Cantor Fitzgerald LP 4.875% due 05/01/2024		36,644	36,828
Citigroup, Inc.
2.249% (BBSW3M + 1.720%) due 10/27/2023 ~	AUD	14,634	10,193
2.544% (US0003M + 1.100%) due 05/17/2024 ~		$72,478	71,885
2.603% (US0003M + 1.023%) due 06/01/2024 ~		23,640	23,490
2.876% due 07/24/2023 •		3,167	3,166
3.035% (SOFRRATE + 1.528%) due 03/17/2026 ~(d)		52,000	51,679
CK Hutchison International Ltd. 3.250% due 04/11/2024		2,000	1,991
CNH Industrial Capital LLC 1.950% due 07/02/2023		5,500	5,377
CNO Global Funding 1.650% due 01/06/2025		11,800	11,141
Cooperatieve Rabobank UA 0.713% (BBSW3M + 0.350%) due 04/19/2024 ~	AUD	3,500	2,398
Credit Agricole SA 3.173% (US0003M + 1.050%) due 03/22/2024 ~		$41,800	41,938
Credit Suisse AG 2.235% (BBSW3M + 1.150%) due 05/26/2023 ~	AUD	22,800	15,760
Credit Suisse Group AG
2.193% due 06/05/2026 •		$8,700	7,897
2.713% (BBSW3M + 1.250%) due 03/08/2024 ~	AUD	12,660	8,705
2.945% (US0003M + 1.200%) due 12/14/2023 ~		$2,800	2,799
2.961% (US0003M + 1.240%) due 06/12/2024 ~		25,720	25,762
2.997% due 12/14/2023 •		45,141	44,848
3.800% due 06/09/2023		23,813	23,599
Danske Bank AS
0.976% due 09/10/2025 •		5,000	4,608
1.171% due 12/08/2023 •		123,406	121,789
1.226% due 06/22/2024		4,079	3,841
2.781% (US0003M + 1.060%) due 09/12/2023 ~		36,789	36,817
5.375% due 01/12/2024		43,358	43,777
Deutsche Bank AG
0.898% due 05/28/2024 (d)		18,555	17,396
0.962% due 11/08/2023		25,502	24,450
1.665% due 11/08/2023 •		14,400	14,231
2.112% (BBSW3M + 1.400%) due 01/30/2023 ~	AUD	6,600	4,552
2.222% due 09/18/2024 •		$10,310	9,946
2.601% (US0003M + 1.190%) due 11/16/2022 ~		22,310	22,305
2.783% (US0003M + 1.230%) due 02/27/2023 ~		33,019	32,986
3.700% due 05/30/2024		5,100	5,013
3.950% due 02/27/2023		71,488	71,350
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		262	260
Fidelity National Financial, Inc. 5.500% due 09/01/2022		11,308	11,351
First Abu Dhabi Bank PJSC
1.886% (US0003M + 0.900%) due 07/08/2024 ~		10,000	10,032
2.180% (BBSW3M + 1.100%) due 02/18/2025 ~	AUD	16,200	11,148
2.221% (US0003M + 0.850%) due 08/08/2023 ~		$4,200	4,202
First American Financial Corp. 4.300% due 02/01/2023		9,768	9,782
Ford Motor Credit Co. LLC
2.979% due 08/03/2022		10,400	10,400
3.350% due 11/01/2022		26,676	26,534
3.370% due 11/17/2023		17,230	16,816
3.550% due 10/07/2022		26,000	25,914
4.250% due 09/20/2022		30,400	30,392
FS KKR Capital Corp. 1.650% due 10/12/2024		10,000	8,904
GA Global Funding Trust 1.625% due 01/15/2026		15,210	13,798
General Motors Financial Co., Inc.
1.050% due 03/08/2024		4,664	4,424
1.700% due 08/18/2023		118	115
2.439% (SOFRRATE + 1.200%) due 11/17/2023 ~		41,200	40,621
3.250% due 01/05/2023		41,495	41,433
3.275% (US0003M + 0.990%) due 01/05/2023 ~		5,975	5,971
3.700% due 05/09/2023		24,337	24,340
3.950% due 04/13/2024		17,899	17,778
4.150% due 06/19/2023		17,106	17,122
4.250% due 05/15/2023		11,694	11,738
5.100% due 01/17/2024		51,442	51,993
Goldman Sachs Group, Inc.
0.523% due 03/08/2023		9,703	9,516
0.925% due 10/21/2024 •		20,000	19,138
1.217% due 12/06/2023		50,000	48,207
2.184% (US0003M + 1.000%) due 07/24/2023 ~		7,969	7,962
2.200% (BBSW3M + 1.200%) due 05/16/2023 ~	AUD	10,550	7,294
2.220% due 12/09/2026 •		$15,800	15,165
2.250% (BBSW3M + 1.550%) due 05/02/2024 ~	AUD	16,730	11,630

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

2.255% (US0003M + 0.750%) due 02/23/2023 ~		$36,140	36,089
2.581% (US0003M + 1.170%) due 05/15/2026 ~		3,773	3,686
2.728% (BBSW3M + 0.950%) due 06/22/2027 ~	AUD	3,200	2,154
2.870% (SOFRRATE + 1.390%) due 03/15/2024 ~		$7,800	7,814
2.905% due 07/24/2023 •		8,286	8,284
2.988% (US0003M + 1.750%) due 10/28/2027 ~		4,900	4,848
3.198% (US0003M + 1.600%) due 11/29/2023 ~		775	778
4.100% due 05/31/2024 þ		12,300	12,349
Hana Bank
2.471% (US0003M + 0.750%) due 06/13/2024 ~		6,300	6,314
2.521% (US0003M + 0.800%) due 03/13/2023 ~		500	501
2.620% (US0003M + 0.875%) due 09/14/2022 ~		20,400	20,411
2.977% (US0003M + 0.700%) due 10/02/2022 ~		4,720	4,725
Harley-Davidson Financial Services, Inc. 3.350% due 02/15/2023		2,922	2,911
HSBC Bank PLC 0.132% due 09/28/2024 •		28,582	27,327
HSBC Holdings PLC
2.100% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	44,030	30,379
2.455% (US0003M + 1.000%) due 05/18/2024 ~		$29,273	29,043
2.827% (SOFRRATE + 1.430%) due 03/10/2026 ~		60,200	59,608
2.951% (US0003M + 1.230%) due 03/11/2025 ~		53,850	53,473
3.033% due 11/22/2023 •		16,900	16,826
3.101% (US0003M + 1.380%) due 09/12/2026 ~		8,377	8,320
Hutchison Whampoa International Ltd. 3.250% due 11/08/2022		380	381
Hyundai Capital Services, Inc.
0.750% due 09/15/2023		23,500	22,624
3.750% due 03/05/2023		22,144	22,126
ING Groep NV
2.521% (SOFRRATE + 1.010%) due 04/01/2027 ~		32,455	31,085
2.766% (BBSW3M + 1.550%) due 12/05/2022 ~	AUD	800	553
3.151% (SOFRINDX + 1.640%) due 03/28/2026 ~		$77,300	77,121
International Bank for Reconstruction & Development 0.850% due 02/10/2027		117,100	105,268
JPMorgan Chase & Co.
2.074% (US0003M + 0.890%) due 07/23/2024 ~		21,801	21,715
2.184% (BBSW3M + 1.130%) due 11/22/2024 ~	AUD	1,540	1,063
2.272% (SOFRRATE + 0.765%) due 09/22/2027 ~		$36,600	34,541
3.220% due 03/01/2025 •		2,500	2,457
Kimco Realty Corp. 3.375% due 10/15/2022		7,877	7,878
LeasePlan Corp. NV 2.875% due 10/24/2024		18,550	17,779
Lloyds Banking Group PLC
2.636% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	10,350	7,086
2.907% due 11/07/2023 •		$20,535	20,468
3.136% (BBSW3M + 1.300%) due 03/20/2023 ~	AUD	18,310	12,663
Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022		$26,990	26,991
3.559% due 02/28/2024		5,000	4,965
3.960% due 09/19/2023		2,000	2,002
Mitsubishi UFJ Financial Group, Inc. 3.063% (BBSW3M + 1.250%) due 10/01/2024 ~	AUD	3,400	2,350
Mizuho Bank Ltd.
0.921% (BBSW3M + 0.530%) due 10/20/2023 ~		1,300	895
1.594% (BBSW3M + 0.540%) due 02/21/2025 ~		7,600	5,194
1.694% (BBSW3M + 0.750%) due 08/07/2024 ~		25,950	17,886
Mizuho Financial Group, Inc.
1.763% (BBSW3M + 1.400%) due 07/19/2023 ~		21,455	14,877
1.979% (US0003M + 0.990%) due 07/10/2024 ~		$29,800	29,690
2.154% (US0003M + 0.630%) due 05/25/2024 ~		86,469	85,549
2.218% (SOFRRATE + 0.960%) due 05/22/2026 ~		700	683
2.275% (US0003M + 0.610%) due 09/08/2024 ~		3,584	3,546
2.601% (US0003M + 0.880%) due 09/11/2022 ~		4,086	4,084
2.721% due 07/16/2023 •		7,144	7,144
Morgan Stanley
2.114% (SOFRRATE + 1.165%) due 04/17/2025 ~		10,900	10,768
3.000% due 02/07/2024 (d)	CAD	5,000	3,801
Nationwide Building Society
3.766% due 03/08/2024 •		$3,480	3,472
4.363% due 08/01/2024 •		4,680	4,687
Natwest Group PLC
0.000% due 09/12/2023		11,620	11,589
3.747% (US0003M + 1.550%) due 06/25/2024 ~		28,845	28,879
NatWest Markets PLC 2.957% (SOFRRATE + 1.450%) due 03/22/2025 ~		39,600	39,712
Navient Corp. 5.500% due 01/25/2023		21,100	20,955
Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024		218	205
1.125% due 09/16/2024		4,900	4,507
1.671% (US0003M + 0.650%) due 07/13/2022 ~		8,579	8,576
2.305% (US0003M + 0.640%) due 03/08/2024 ~		5,000	4,879
2.600% due 09/28/2022		10,216	10,166
2.650% due 07/13/2022		27,010	27,006

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

2.924% due 09/28/2022 •		54,343	54,163
3.450% due 03/15/2023		18,501	18,403
3.875% due 09/21/2023		16,295	16,191
Nomura Holdings, Inc.
1.851% due 07/16/2025		78,960	72,411
2.329% due 01/22/2027		30,800	27,296
2.648% due 01/16/2025		62,444	59,645
Nordea Bank Abp
2.370% (SOFRRATE + 0.960%) due 06/06/2025 ~		19,200	19,127
2.538% (US0003M + 0.940%) due 08/30/2023 ~		14,960	14,942
OneMain Finance Corp. 5.625% due 03/15/2023		500	494
ORIX Corp. 2.900% due 07/18/2022		21,535	21,535
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		25,418	25,333
5.250% due 08/15/2022		56,243	56,246
Piper Sandler Cos. 5.200% due 10/15/2023		24,600	24,262
QNB Finance Ltd.
2.447% (BBSW3M + 1.750%) due 02/01/2023 ~	AUD	37,310	25,873
3.346% (US0003M + 1.250%) due 03/21/2024 ~		$63,400	63,811
3.500% due 03/28/2024		21,000	20,912
Santander Holdings USA, Inc. 3.400% due 01/18/2023		87,237	87,127
Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •		56,000	52,332
3.373% due 01/05/2024 •		14,400	14,336
Shinhan Bank Co. Ltd. 2.684% (BBSW3M + 0.880%) due 09/29/2025 ~	AUD	970	668
SL Green Operating Partnership LP 3.250% due 10/15/2022		$23,417	23,361
SL Green Realty Corp. 4.500% due 12/01/2022		7,605	7,616
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		9,700	9,699
3.550% due 04/15/2024		21,150	20,596
4.125% due 07/15/2023		9,610	9,533
Societe Generale SA
1.998% (SOFRRATE + 1.050%) due 01/21/2026 ~		57,415	55,366
2.625% due 01/22/2025		72,536	69,033
3.875% due 03/28/2024		38,478	38,124
Standard Chartered PLC
1.214% due 03/23/2025 •		6,200	5,850
1.319% due 10/14/2023 •		23,802	23,633
2.209% (SOFRRATE + 0.930%) due 11/23/2025 ~		79,650	77,846
3.253% (SOFRRATE + 1.740%) due 03/30/2026 ~		65,000	65,038
3.785% due 05/21/2025 •		1,708	1,677
Sumitomo Mitsui Financial Group, Inc.
1.613% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	126,700	87,595
2.436% (BBSW3M + 1.200%) due 03/07/2023 ~		10,300	7,121
2.778% due 10/18/2022		$20,200	20,211
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/16/2024		6,238	5,813
UBS AG
1.582% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	99,040	68,125
1.585% (BBSW3M + 0.500%) due 02/26/2026 ~		13,700	9,277
UBS Group AG
2.789% (SOFRRATE + 1.580%) due 05/12/2026 ~		$65,900	65,812
2.859% due 08/15/2023 •		19,192	19,186
United Overseas Bank Ltd. 1.119% (BBSW3M + 0.590%) due 10/27/2025 ~	AUD	4,000	2,734
Wells Fargo & Co.
2.295% (SOFRRATE + 1.320%) due 04/25/2026 ~		$69,200	68,057
2.344% due 05/17/2023 •		3,000	2,985
2.509% due 10/27/2023 (d)	CAD	34,900	26,503
3.184% due 02/08/2024 (d)		2,000	1,525

			4,690,177

INDUSTRIALS 17.9%
7-Eleven, Inc.
0.625% due 02/10/2023		$27,745	27,215
0.800% due 02/10/2024		27,667	26,236
0.950% due 02/10/2026		1,200	1,061
Aptiv PLC 2.396% due 02/18/2025		6,400	6,118
Arrow Electronics, Inc. 3.250% due 09/08/2024		4,940	4,834
Ausgrid Finance Pty. Ltd.
1.932% (BBSW3M + 1.220%) due 10/30/2024 ~	AUD	20,390	14,088
1.996% (BBSW3M + 1.100%) due 02/05/2024 ~		1,000	690
3.750% due 10/30/2024		17,160	11,629
3.850% due 05/01/2023		$43,855	43,862
Barry Callebaut Services NV 5.500% due 06/15/2023		39,456	39,706

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

BAT Capital Corp.
2.291% (US0003M + 0.880%) due 08/15/2022 ~		15,855	15,845
2.764% due 08/15/2022		9,000	8,989
2.789% due 09/06/2024		15,238	14,756
3.222% due 08/15/2024		109,341	106,395
Bayer U.S. Finance LLC
2.839% (US0003M + 1.010%) due 12/15/2023 ~		59,728	59,426
3.875% due 12/15/2023		22,300	22,268
Berry Global, Inc.
0.950% due 02/15/2024		45,228	42,867
4.875% due 07/15/2026		46,123	44,106
Boeing Co.
1.433% due 02/04/2024		127,399	121,798
1.875% due 06/15/2023		11,878	11,597
2.800% due 03/01/2023		2,086	2,075
4.508% due 05/01/2023		122,697	123,034
Boral Finance Pty. Ltd. 3.000% due 11/01/2022		5,210	5,194
Broadcom, Inc. 2.250% due 11/15/2023		450	439
CenterPoint Energy Resources Corp. 2.111% (US0003M + 0.500%) due 03/02/2023 ~		23,389	23,327
Charter Communications Operating LLC
2.936% (US0003M + 1.650%) due 02/01/2024 ~		164,783	166,094
4.500% due 02/01/2024		500	503
CIMIC Finance USA Pty. Ltd. 5.950% due 11/13/2022		2,066	2,064
CNH Industrial NV 4.500% due 08/15/2023		18,463	18,626
ConocoPhillips Co. 2.125% due 03/08/2024		58,100	56,994
DAE Funding LLC 1.550% due 08/01/2024		32,900	30,841
Daimler Canada Finance, Inc. 3.300% due 08/16/2022 (d)	CAD	6,000	4,666
Daimler Finance North America LLC 2.175% (US0003M + 0.840%) due 05/04/2023 ~		$19,800	19,769
Daimler Trucks Finance North America LLC
1.125% due 12/14/2023		30,000	28,819
2.230% (SOFRRATE + 0.750%) due 12/13/2024 ~		35,000	34,584
Dell International LLC
4.000% due 07/15/2024		9,000	8,975
5.450% due 06/15/2023		45,238	45,709
Discovery Communications LLC
2.950% due 03/20/2023		12,498	12,416
3.250% due 04/01/2023		10,000	9,974
DR Horton, Inc.
4.375% due 09/15/2022		16,460	16,473
4.750% due 02/15/2023		600	604
Energy Transfer LP 5.000% due 10/01/2022		7,779	7,790
Eni SpA 4.000% due 09/12/2023		6,000	5,974
Flex Ltd. 5.000% due 02/15/2023		1,977	1,992
General Motors Co.
4.875% due 10/02/2023		6,788	6,858
5.400% due 10/02/2023 (d)		4,847	4,922
GSK Consumer Healthcare Capital U.S. LLC 3.024% due 03/24/2024		22,900	22,573
HCA, Inc. 5.000% due 03/15/2024		61,273	61,603
Hyatt Hotels Corp.
1.300% due 10/01/2023		34,800	33,716
2.563% (SOFRINDX + 1.050%) due 10/01/2023 ~		14,200	14,176
Hyundai Capital America
0.800% due 04/03/2023		37,500	36,598
0.800% due 01/08/2024		18,100	17,205
0.875% due 06/14/2024		3,300	3,087
1.150% due 11/10/2022		60,000	59,579
1.250% due 09/18/2023		22,130	21,455
2.375% due 02/10/2023		21,393	21,125
2.850% due 11/01/2022		7,765	7,746
4.125% due 06/08/2023		2,276	2,275
5.750% due 04/06/2023		15,298	15,532
Imperial Brands Finance PLC
3.125% due 07/26/2024		27,793	26,934
3.500% due 02/11/2023		46,195	45,946
3.500% due 07/26/2026		5,800	5,443
Infor, Inc. 1.450% due 07/15/2023		3,400	3,309
JDE Peet's NV 0.800% due 09/24/2024		26,056	24,233
Kansas City Southern 3.000% due 05/15/2023		11,575	11,543

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

Kia Corp. 3.000% due 04/25/2023		4,700	4,689
Kinder Morgan, Inc. 2.324% (US0003M + 1.280%) due 01/15/2023 ~		3,000	3,002
Kraft Heinz Foods Co. 2.222% (US0003M + 0.820%) due 08/10/2022 ~		21,110	21,074
Leidos, Inc. 2.950% due 05/15/2023		37,365	37,016
Lennar Corp.
4.750% due 11/15/2022		31,600	31,655
4.875% due 12/15/2023		2,398	2,412
Magallanes, Inc.
3.259% (SOFRINDX + 1.780%) due 03/15/2024 ~		14,900	14,861
3.428% due 03/15/2024		6,600	6,476
3.788% due 03/15/2025		32,600	31,631
McDonald's Corp. 2.593% (BBSW3M + 1.130%) due 03/08/2024 ~	AUD	12,640	8,752
MGM Resorts International 6.000% due 03/15/2023		$2,000	1,999
Microchip Technology, Inc.
0.983% due 09/01/2024		27,400	25,573
4.333% due 06/01/2023		3,990	3,993
Mitsubishi Corp. 2.625% due 07/14/2022		7,600	7,601
Mylan, Inc. 4.200% due 11/29/2023		3,863	3,852
Newell Brands, Inc. 4.100% due 04/01/2023		2,000	1,986
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		37,650	37,038
NXP BV 4.875% due 03/01/2024		5,885	5,946
Oracle Corp. 2.625% due 02/15/2023		40,961	40,806
Pacific National Finance Pty Ltd. 6.000% due 04/07/2023		8,200	8,296
Perrigo Finance Unlimited Co. 3.900% due 12/15/2024		5,818	5,452
RELX Capital, Inc. 3.500% due 03/16/2023		33,701	33,664
Reynolds American, Inc. 4.850% due 09/15/2023		4,600	4,648
SABIC Capital BV 4.000% due 10/10/2023		2,700	2,707
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		20,496	20,696
5.750% due 05/15/2024		13,765	14,050
Saudi Arabian Oil Co.
1.250% due 11/24/2023		2,200	2,129
2.875% due 04/16/2024		10,700	10,512
Schlumberger Holdings Corp. 3.625% due 12/21/2022		250	250
SK Broadband Co. Ltd. 3.875% due 08/13/2023		4,700	4,722
SK Hynix, Inc.
1.000% due 01/19/2024		31,577	30,167
3.000% due 09/17/2024		2,728	2,664
SK Telecom Co. Ltd. 3.750% due 04/16/2023		8,655	8,675
Skyworks Solutions, Inc. 0.900% due 06/01/2023		2,500	2,417
Stellantis NV 5.250% due 04/15/2023		40,103	40,453
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		31,269	31,315
T-Mobile USA, Inc. 3.500% due 04/15/2025		13,869	13,582
TD SYNNEX Corp. 1.250% due 08/09/2024		45,021	42,053
Thermo Fisher Scientific, Inc.
0.797% due 10/18/2023		54,400	52,741
1.215% due 10/18/2024		54,300	51,503
1.225% (SOFRINDX + 0.350%) due 04/18/2023 ~		33,900	33,755
1.405% (SOFRINDX + 0.530%) due 10/18/2024 ~		23,500	23,255
Time Warner Entertainment Co. LP 8.375% due 03/15/2023		43,677	44,956
Toyota Finance Australia Ltd. 2.317% (BBSW3M + 0.550%) due 03/26/2024 ~	AUD	2,000	1,374
Transurban Queensland Finance Pty. Ltd. 3.793% (BBSW3M + 2.050%) due 12/16/2024 ~		27,000	19,076
VMware, Inc. 1.000% due 08/15/2024		$15,000	14,047
Volkswagen Group Of America Finanace LLC 3.950% due 06/06/2025		3,920	3,851

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

Volkswagen Group of America Finance LLC 4.250% due 11/13/2023		13,000	13,008

			2,522,660

UTILITIES 3.5%
AT&T, Inc.
2.850% due 05/25/2024 (d)	CAD	3,500	2,653
3.106% (BBSW3M + 1.250%) due 09/19/2023 ~	AUD	4,060	2,815
3.450% due 09/19/2023		9,000	6,169
Chugoku Electric Power Co., Inc. 3.488% due 02/28/2024		$2,210	2,196
Edison International
2.400% due 09/15/2022		17,407	17,373
2.950% due 03/15/2023		3,900	3,868
3.125% due 11/15/2022		11,761	11,743
Enel Finance International NV 2.650% due 09/10/2024		24,015	23,283
Engie SA 2.875% due 10/10/2022		18,414	18,369
ETSA Utilities Finance Pty. Ltd. 2.662% (BBSW3M + 1.040%) due 12/13/2023 ~	AUD	1,750	1,211
Iberdrola International BV 5.810% due 03/15/2025		$6,900	7,313
Israel Electric Corp. Ltd.
5.000% due 11/12/2024		19,000	19,251
6.875% due 06/21/2023		21,051	21,611
Korea Southern Power Co. Ltd. 1.682% (BBSW3M + 0.970%) due 10/30/2024 ~	AUD	44,180	30,499
Network Finance Co. Pty. Ltd. 3.043% (BBSW3M + 1.230%) due 12/06/2024 ~		2,000	1,386
NextEra Energy Capital Holdings, Inc. 2.066% (SOFRINDX + 1.020%) due 03/21/2024 ~		$106,800	106,047
OGE Energy Corp. 0.703% due 05/26/2023		23,200	22,616
Pacific Gas & Electric Co.
1.700% due 11/15/2023		32,600	31,434
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~		5,800	5,777
3.250% due 06/15/2023		2,100	2,071
3.400% due 08/15/2024		4,400	4,232
3.750% due 02/15/2024		6,900	6,748
3.850% due 11/15/2023		2,300	2,270
4.250% due 08/01/2023		7,000	6,964
Plains All American Pipeline LP 2.850% due 01/31/2023		21,028	20,937
SES SA 3.600% due 04/04/2023		10,781	10,662
Southern California Edison Co. 2.343% (SOFRINDX + 0.830%) due 04/01/2024 ~		23,400	23,161
Sprint Communications, Inc. 6.000% due 11/15/2022		8,800	8,865
Sprint Corp. 7.875% due 09/15/2023		1,500	1,551
Verizon Communications, Inc.
2.235% (BBSW3M + 1.220%) due 02/17/2023 ~	AUD	32,610	22,552
2.511% (US0003M + 1.100%) due 05/15/2025 ~		$30,554	30,388
Victoria Power Networks Finance Pty. Ltd. 1.554% (BBSW3M + 0.500%) due 08/23/2024 ~	AUD	8,300	5,671
Vodafone Group PLC 2.672% (BBSW3M + 1.050%) due 12/13/2022 ~		6,600	4,562

			486,248

Total Corporate Bonds & Notes (Cost $7,913,710)			7,699,085

MUNICIPAL BONDS & NOTES 0.1%
LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 1.711% (US0003M) due 02/15/2036 ~		$16,520	15,339

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 1.314% (US0003M) due 10/25/2036 ~		1,606	1,589

Total Municipal Bonds & Notes (Cost $17,484)			16,928

U.S. GOVERNMENT AGENCIES 13.6%
Fannie Mae
0.875% due 12/18/2026 (h)(j)		104,200	93,762
1.001% due 07/25/2037 •		107	104
1.066% (US0001M + 0.060%) due 12/25/2036 ~		31	30
1.067% (US0001M + 0.130%) due 03/25/2036 ~		13	13
1.200% due 07/25/2044 •		2,728	2,713
1.250% (US0001M + 0.450%) due 07/25/2046 ~		8,784	8,728

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

1.300% due 03/25/2046 •	2,267	2,251
1.356% due 09/25/2042 •	157	155
1.522% due 11/01/2035 •	29	28
1.523% due 06/01/2043 •	171	174
1.524% due 03/01/2044 - 10/01/2044 •	885	902
1.600% due 05/25/2050 •	2,160	2,180
1.653% due 01/01/2027 •	3	2
1.675% due 09/01/2034 •	34	34
1.744% due 03/25/2034 •	5	5
1.774% due 08/25/2034 •	48	47
1.785% due 06/01/2034 •	1	1
1.788% due 08/01/2035 •	4	4
1.824% due 02/25/2037 •	304	300
1.825% due 05/01/2034 •	1	1
1.868% due 12/01/2035 •	7	7
1.907% due 07/01/2034 •	1	1
1.923% (US0001M + 0.400%) due 03/17/2032 ~	168	168
1.924% due 12/25/2028 •	43	43
1.944% (US0001M + 0.320%) due 06/25/2036 ~	55	55
1.964% due 11/25/2036 •	49	48
1.973% due 09/17/2027 •	1	1
1.974% due 09/01/2034 - 09/25/2036 •	32	32
1.974% (US0001M + 0.350%) due 04/25/2036 - 03/25/2044 ~	129	129
1.979% due 07/01/2035 •	11	11
1.987% due 09/01/2035 •	5	5
1.990% due 12/01/2036 •	1	1
1.994% due 03/25/2036 •	26	26
1.995% due 05/18/2032 •	32	32
2.024% (US0001M + 0.400%) due 06/25/2032 ~	1	1
2.024% due 09/25/2032 •	19	19
2.030% due 11/01/2035 •	7	7
2.038% due 10/01/2035 •	5	5
2.042% due 06/01/2035 •	8	8
2.054% (US0001M + 0.430%) due 07/25/2036 ~	17	17
2.068% due 12/01/2036 •	3	3
2.074% due 10/25/2030 - 09/25/2037 •	26	26
2.074% (US0001M + 0.450%) due 02/25/2033 ~	42	42
2.085% due 10/01/2035 •	5	5
2.095% (US0001M + 0.500%) due 07/18/2027 ~	1	1
2.095% due 05/18/2032 •	32	32
2.098% due 02/01/2034 •	11	12
2.124% due 04/25/2042 •	99	99
2.127% due 01/01/2036 •	5	5
2.164% due 07/25/2037 •	98	98
2.198% due 09/01/2034 •	24	24
2.250% due 09/01/2034 •	5	5
2.254% due 04/25/2031 •	39	39
2.300% due 01/01/2036 •	24	25
2.323% due 03/01/2036 •	15	15
2.325% due 12/01/2040 •	14	14
2.340% due 02/01/2033 •	2	2
2.345% due 11/01/2024 •	2	2
2.352% due 05/01/2038 •	743	766
2.384% due 08/01/2029 •	91	90
2.394% due 06/25/2037 •	70	71
2.430% due 11/01/2034 •	33	35
2.474% due 07/25/2038 •	2	2
2.524% due 04/25/2032 •	4	4
2.524% (US0001M + 0.900%) due 11/25/2049 ~	8	8
2.624% due 11/25/2049 •	5	5
2.663% due 01/01/2036 •	3	2
2.774% due 09/25/2023 •	2	2
2.844% (US0001M + 1.220%) due 10/25/2038 ~	18	19
2.940% due 05/01/2035 •	46	46
2.978% due 06/01/2035 •	23	23
3.000% due 05/25/2028 - 06/25/2028 (a)	14,540	726
3.052% due 07/01/2029 •	26	26
3.090% due 06/01/2033 •	8	8
3.182% due 05/01/2036 •	327	327
3.820% due 05/01/2035 •	9	9
3.961% due 05/01/2036 •	8	8
4.472% due 07/01/2028 •	2	2
5.275% due 10/25/2042 ~	122	128
Federal Home Loan Bank
0.800% due 11/27/2023	88,600	85,840
0.830% due 02/10/2027	99,800	89,790
0.850% due 02/17/2027 (f)	155,200	139,693
0.900% due 02/26/2027 (f)	160,950	144,446
0.920% due 02/26/2027	80,900	72,746
1.000% due 03/23/2026 (h)	35,783	32,976
1.000% due 07/27/2026	104,800	96,223
1.020% due 02/24/2027 (f)	179,000	161,431
1.050% due 08/13/2026	36,000	32,932
1.100% due 11/15/2024 - 08/20/2026	223,670	208,246
1.110% due 07/27/2026	5,367	4,950
1.115% due 02/26/2027	110,300	100,461

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

Freddie Mac
0.800% due 10/28/2026 (h)(j)	43,500	39,091
0.850% due 12/23/2026	54,000	48,812
1.150% due 02/15/2038 •	8,369	8,328
1.295% due 01/15/2038 ~(a)	7,674	428
1.524% due 02/25/2045 •	420	428
1.574% (US0001M + 0.250%) due 07/15/2034 ~	16	15
1.674% due 07/15/2036 •	147	149
1.676% due 10/25/2044 •	1,150	1,183
1.724% due 06/15/2031 •	27	27
1.774% (US0001M + 0.450%) due 12/15/2031 ~	1	1
1.774% due 09/15/2041 •	317	316
1.804% (US0001M + 0.480%) due 11/15/2036 ~	14	14
1.824% due 07/15/2039 - 02/15/2041 •	829	830
1.874% due 06/15/2031 •	62	62
1.924% due 06/15/2031 •	26	26
1.924% (US0001M + 0.600%) due 12/15/2037 ~	54	54
1.977% due 09/01/2035 •	28	29
1.981% due 08/01/2035 •	11	11
2.024% due 03/15/2032 •	66	66
2.060% due 11/01/2035 •	6	6
2.126% due 12/01/2035 •	8	8
2.199% due 10/01/2033 •	3	3
2.285% due 08/01/2035 •	2	2
2.324% (US0001M + 1.000%) due 11/15/2033 - 10/15/2049 ~	64	66
2.375% due 02/01/2023 - 05/01/2034 •	8	8
2.500% due 10/25/2048	5,903	5,590
2.639% due 07/01/2033 •	6	6
3.000% due 12/25/2046	2,700	2,564
3.253% due 08/01/2034 •	9	9
3.443% (TSFR1M + 2.164%) due 07/15/2035 ~	1,497	1,492
3.500% due 12/25/2046	5,999	5,833
5.000% due 08/15/2035	667	695
6.500% due 07/25/2043	118	129
Ginnie Mae
0.706% due 12/20/2068 •	12,867	12,461
1.047% due 07/20/2067 •	2,969	2,961
1.117% due 11/20/2067 •	1,296	1,286
1.171% due 06/20/2051 - 07/20/2051 •	286,700	262,287
1.521% due 06/20/2051 •	75,630	66,896
1.573% due 10/20/2066 •	1,767	1,761
1.603% (US0001M + 0.800%) due 01/20/2066 ~	3,658	3,639
1.625% (H15T1Y + 1.500%) due 09/20/2023 - 08/20/2025 ~	12	12
1.625% due 08/20/2027 - 08/20/2031 •	251	249
1.653% due 04/20/2066 - 11/20/2066 •	7,749	7,733
1.750% due 11/20/2026 - 12/20/2033 •	127	127
1.753% (US0001M + 0.950%) due 12/20/2066 ~	2,121	2,122
1.803% due 03/20/2066 •	8,031	8,016
1.875% (H15T1Y + 1.500%) due 04/20/2024 - 06/20/2026 ~	8	8
1.875% due 06/20/2027 - 05/20/2032 •	275	275
1.968% due 04/20/2067 •	2,945	2,911
2.000% (H15T1Y + 1.500%) due 04/20/2025 - 08/20/2025 ~	3	3
2.000% due 08/20/2027 - 09/20/2027 •	15	15
2.500% due 01/20/2049 - 10/20/2049	4,181	3,980
2.509% due 08/16/2039 •	123	126
2.595% due 05/20/2071 •	17,088	17,573
2.625% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	27	27
2.625% due 03/20/2029 - 03/20/2032 •	205	205
Ginnie Mae, TBA 2.500% due 07/01/2052	17,200	15,746
U.S. Small Business Administration
4.340% due 03/01/2024	8	7
5.370% due 04/01/2028	29	29
5.490% due 03/01/2028	17	17
Uniform Mortgage-Backed Security 4.000% due 04/01/2048 - 09/01/2049	44,250	44,163
Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	55,200	54,449

Total U.S. Government Agencies (Cost $2,079,062)		1,909,905

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.5%
280 Park Avenue Mortgage Trust 2.071% due 09/15/2034 •	13,500	13,257
Adjustable Rate Mortgage Trust 2.538% due 02/25/2035 ~	355	355
American Home Mortgage Assets Trust
1.814% due 05/25/2046 ^•	781	654
2.004% due 09/25/2046 ^•	336	303
AREIT Trust
2.603% due 11/17/2038 •	21,360	20,587
2.718% due 09/14/2036 •	5,805	5,686
3.242% due 06/17/2039 •	26,300	26,110
3.508% due 04/15/2037 •	1,955	1,895
Ashford Hospitality Trust 2.224% due 04/15/2035 •	6,705	6,518

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

Atrium Hotel Portfolio Trust 2.274% (US0001M + 0.950%) due 06/15/2035 ~		17,200	16,664
Avon Finance PLC 1.690% due 09/20/2048 •	GBP	46,566	56,399
BAMLL Commercial Mortgage Securities Trust
2.374% due 04/15/2036 •		$11,700	11,466
2.374% due 09/15/2038 •		4,200	4,069
2.524% due 03/15/2034 •		17,500	17,082
Banc of America Funding Trust 2.736% due 02/20/2036 ~		275	266
Banc of America Mortgage Trust
2.733% due 02/25/2036 ^~		26	25
5.750% due 07/20/2032 ~		2	2
Bear Stearns Adjustable Rate Mortgage Trust
2.086% due 01/25/2034 ~		16	16
2.371% due 01/25/2034 ~		61	61
2.778% due 11/25/2030 ~		21	20
2.854% due 11/25/2034 ~		148	137
2.915% due 08/25/2033 ~		417	405
2.961% due 01/25/2035 ~		18	17
3.027% due 11/25/2034 ~		3,032	2,834
3.048% due 07/25/2033 ~		826	795
3.278% due 05/25/2047 ^~		351	330
Bear Stearns ALT-A Trust
1.944% (US0001M + 0.320%) due 02/25/2034 ~		280	260
2.752% due 05/25/2035 ~		69	67
2.994% due 01/25/2036 ^~		640	626
3.074% due 09/25/2035 ^~		1,089	723
3.128% due 11/25/2036 ~		1,055	692
Bear Stearns Structured Products, Inc. Trust
2.999% due 12/26/2046 ^~		1,532	1,276
3.490% due 01/26/2036 ^~		2,450	2,030
Beast Mortgage Trust 2.374% due 03/15/2036 •		5,200	5,030
BIG Commercial Mortgage Trust 2.621% due 02/15/2039 •		13,700	13,310
Brass PLC 2.111% (US0003M + 0.700%) due 11/16/2066 ~		4,248	4,250
BWAY Mortgage Trust 2.574% due 09/15/2036 •		9,200	8,860
BX Commercial Mortgage Trust 2.024% due 01/15/2034 •		76,900	74,020
BXMT Ltd. 2.288% (SOFR30A + 1.514%) due 11/15/2037 ~		3,100	3,069
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.874% due 08/25/2035 •		56	53
Citigroup Mortgage Loan Trust
1.694% (US0001M + 0.070%) due 01/25/2037 ~		121	116
1.776% due 05/25/2051 •		13,312	12,432
2.360% due 03/25/2034 ~		22	21
2.585% due 07/25/2046 ^~		94	87
2.829% due 08/25/2035 ~		159	157
3.150% due 10/25/2035 ^•		26	26
3.396% due 09/25/2037 ^~		700	638
3.950% due 05/25/2035 •		39	37
Citigroup Mortgage Loan Trust, Inc. 3.440% (H15T1Y + 1.800%) due 09/25/2035 ~		7	7
Colony Mortgage Capital Ltd. 2.453% due 11/15/2038 •		13,900	13,473
Commercial Mortgage Trust 1.830% (US0001M + 0.630%) due 03/10/2046 ~		953	953
Countrywide Alternative Loan Trust
1.476% due 12/25/2035 •		211	184
1.476% (12MTA + 1.000%) due 02/25/2036 ~		147	133
1.792% due 02/20/2047 ^•		1,859	1,446
1.807% due 12/20/2046 ^•		1,201	1,008
1.822% due 07/20/2046 ^•		626	482
1.944% due 02/25/2047 •		68	61
1.984% due 05/25/2047 •		1,192	1,036
2.004% due 09/25/2046 ^•		361	344
2.044% due 07/25/2046 •		119	108
3.163% due 02/25/2037 ^~		361	337
6.000% due 04/25/2037 ^		105	55
6.250% due 12/25/2033		59	58
Countrywide Home Loan Mortgage Pass-Through Trust
2.084% due 05/25/2035 •		104	88
2.125% due 07/19/2031 ~		2	2
2.204% due 04/25/2035 •		8	7
2.920% due 09/25/2047 ^~		63	57
Countrywide Home Loan Reperforming REMIC Trust
1.964% (US0001M + 0.340%) due 06/25/2035 ~		1,060	1,043
4.377% due 01/25/2034 ^~		6	6
Credit Suisse First Boston Mortgage Securities Corp.
1.081% due 03/25/2032 ~		17	16
2.327% due 11/25/2033 ~		122	118
3.055% due 11/25/2034 ~		153	153

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

Credit Suisse Mortgage Capital Trust
1.384% due 07/25/2056 •		12,693	11,860
1.796% due 12/27/2060 ~		12,412	11,729
2.074% due 07/15/2032 •		15,600	14,821
2.215% due 11/25/2061 ~		2,335	2,241
2.688% due 03/25/2059 ~		8,660	8,369
2.938% due 12/26/2059 ~		2,137	2,110
Dutch Property Finance BV 0.235% due 07/28/2054 •	EUR	580	602
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		$644	627
Eurohome UK Mortgages PLC 1.739% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	685	813
European Loan Conduit DAC 1.000% due 02/17/2030 •	EUR	10,648	11,013
Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~		$99,686	97,340
Finsbury Square PLC
1.565% (SONIO/N + 0.800%) due 03/16/2070 ~	GBP	12,151	14,700
1.775% (SONIO/N + 1.010%) due 12/16/2069 ~		940	1,139
2.065% due 06/16/2070 •		21,165	25,673
First Horizon Mortgage Pass-Through Trust 3.213% due 08/25/2035 ~		$101	68
FirstKey Master Funding 3.000% due 05/27/2036 ~		2,653	2,407
FWD Securitization Trust 2.240% due 01/25/2050 ~		3,766	3,661
GCAT Trust
1.091% due 05/25/2066 ~		16,502	14,583
1.348% due 05/25/2066 ~		1,657	1,459
2.650% due 10/25/2068 ~		1,454	1,402
2.885% due 12/27/2066 ~		31,802	30,516
GCT Commercial Mortgage Trust 2.124% due 02/15/2038 •		16,100	15,608
Gemgarto PLC 1.355% (SONIO/N + 0.590%) due 12/16/2067 ~	GBP	7,666	9,245
GMAC Mortgage Corp. Loan Trust 2.805% due 08/19/2034 ~		$244	217
Great Hall Mortgages PLC
0.000% (EUR003M + 0.150%) due 06/18/2038 ~	EUR	808	835
1.048% (SONIO/N + 0.269%) due 06/18/2038 ~	GBP	597	717
1.743% (BP0003M + 0.130%) due 03/18/2039 ~		1,032	1,237
GreenPoint Mortgage Funding Trust
2.064% (US0001M + 0.440%) due 06/25/2045 ~		$105	98
2.084% due 06/25/2045 •		54	42
2.164% (US0001M + 0.540%) due 11/25/2045 ~		187	165
GS Mortgage Securities Trust 3.648% due 01/10/2047		10,711	10,687
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		65,382	62,324
GS Mortgage-Backed Securities Trust
1.776% (SOFR30A + 0.850%) due 12/25/2051 ~		10,516	9,818
1.776% (SOFR30A + 0.850%) due 02/25/2052 ~		28,328	26,445
GSMPS Mortgage Loan Trust 8.500% due 01/25/2036		80	78
GSR Mortgage Loan Trust
2.655% due 04/25/2036 ~		130	97
2.867% due 01/25/2036 ^~		114	113
2.938% due 09/25/2035 ~		397	386
HarborView Mortgage Loan Trust
1.872% due 03/19/2037 •		387	348
2.052% due 05/19/2035 •		402	370
2.075% due 03/19/2036 ^•		1,225	1,168
2.179% due 04/19/2034 ~		7	7
3.401% due 08/19/2036 ^~		12	12
Hawksmoor Mortgage Funding PLC 1.703% due 05/25/2053 •	GBP	17,611	21,398
Hawksmoor Mortgages 1.703% due 05/25/2053 •		90,199	109,598
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		$704	701
HPLY Trust 2.324% due 11/15/2036 •		20,717	20,121
Impac CMB Trust
2.264% due 03/25/2035 •		1,247	1,172
IndyMac Adjustable Rate Mortgage Trust
1.544% due 01/25/2032 ~		1	1
1.686% due 01/25/2032 ~		1	0
IndyMac IMSC Mortgage Loan Trust 1.984% due 07/25/2047 •		311	226
IndyMac INDX Mortgage Loan Trust
2.004% due 09/25/2046 •		565	507
2.024% due 06/25/2046 •		246	217
2.044% due 05/25/2046 •		89	81
2.104% due 07/25/2035 •		67	63
3.016% due 12/25/2034 ~		9	9

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust
2.174% (US0001M + 0.850%) due 12/15/2036 ~		8,500	8,339
2.710% due 06/15/2035 •		23,840	23,237
2.774% (US0001M + 1.450%) due 12/15/2031 ~		8,059	7,984
3.093% due 07/05/2032		10,458	10,454
3.379% due 09/15/2050		4,300	4,216
4.128% due 07/05/2031		7,740	7,621
JP Morgan Mortgage Trust
1.776% (SOFR30A + 0.850%) due 02/25/2052 ~		11,379	10,621
3.249% due 04/25/2035 ~		576	514
3.500% due 05/25/2050 ~		2,020	1,934
3.500% due 08/25/2050 ~		356	340
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		3,714	3,434
1.875% due 10/25/2068 þ		15,901	15,248
2.250% due 07/25/2067 þ		7,983	7,475
3.000% due 06/25/2059 þ		2,876	2,874
LoanCore Issuer Ltd. 1.694% (SOFR30A + 0.914%) due 07/15/2035 ~		8,789	8,602
London Wall Mortgage Capital PLC 1.570% due 11/15/2049 •	GBP	684	832
Luminent Mortgage Trust
1.964% due 12/25/2036 •		$401	358
1.984% (US0001M + 0.360%) due 12/25/2036 ^~		62	57
2.024% due 10/25/2046 •		100	91
LUXE Commercial Mortgage Trust
2.305% due 11/15/2038 •		4,000	3,851
2.374% due 10/15/2038 •		32,300	31,156
MASTR Adjustable Rate Mortgages Trust
1.834% due 04/25/2046 •		199	180
3.052% due 11/21/2034 ~		224	214
MASTR Alternative Loan Trust 6.000% due 08/25/2033		258	251
MBRT 2.424% due 11/15/2036 •		2,211	2,153
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 2.024% due 11/15/2031 •		263	258
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.764% (US0001M + 0.440%) due 12/15/2030 ~		250	239
2.184% due 08/15/2032 •		16	15
2.610% due 10/20/2029 •		194	189
Merrill Lynch Mortgage Investors Trust
2.044% due 02/25/2036 •		1,338	1,260
2.124% due 11/25/2035 •		146	139
3.586% (US0006M + 1.500%) due 12/25/2032 ~		2	2
Merrill Lynch Mortgage-Backed Securities Trust 2.731% due 04/25/2037 ^~		192	180
MF1 Multifamily Housing Mortgage Loan Trust 2.298% due 07/15/2036 •		47,340	46,777
MFA Trust
1.131% due 07/25/2060 ~		1,951	1,806
1.381% due 04/25/2065 ~		14,737	14,206
1.479% due 03/25/2065 ~		1,945	1,885
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		15,402	14,547
2.750% due 08/25/2059 ~		14,307	13,911
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046		115	115
3.040% due 04/15/2048		1,727	1,700
Morgan Stanley Capital Trust 2.324% (US0001M + 1.000%) due 05/15/2036 ~		11,400	10,983
Morgan Stanley Mortgage Loan Trust
1.844% (US0001M + 0.220%) due 02/25/2047 ~		702	216
2.535% due 06/25/2036 ~		29	29
Morgan Stanley Residential Mortgage Loan Trust 1.434% (SOFR30A + 0.850%) due 09/25/2051 ~		12,722	11,878
MortgageIT Trust 2.364% (US0001M + 0.740%) due 12/25/2034 ~		195	191
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		3,398	3,285
2.750% due 07/25/2059 ~		57,345	55,577
2.750% due 11/25/2059 ~		53,157	51,006
3.500% due 12/25/2057 ~		2,155	2,109
3.500% due 10/25/2059 ~		1,910	1,840
4.500% due 05/25/2058 ~		8,650	8,607
New York Mortgage Trust 1.670% due 08/25/2061 þ		19,711	18,103
NYO Commercial Mortgage Trust 2.420% due 11/15/2038 •		55,900	53,567
OBX Trust
1.826% due 10/25/2051 •		6,268	5,871
2.274% due 06/25/2057 •		909	892
One New York Plaza Trust 2.274% due 01/15/2036 •		27,900	27,072
PFP Ltd.
2.174% due 04/14/2038 •		4,196	4,057

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

2.509% due 08/09/2037 •		19,900	18,962
2.559% due 04/14/2037 •		58	57
Polaris PLC 2.065% due 05/27/2057 •	GBP	637	774
Precise Mortgage Funding PLC 1.551% due 03/12/2055 •		1,901	2,306
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		$9,394	8,841
RBSSP Resecuritization Trust 1.546% due 08/26/2045 •		207	206
Ready Capital Mortgage Financing LLC
2.574% due 07/25/2036 •		6,698	6,427
2.598% due 01/25/2037 •		35,800	34,557
Residential Accredit Loans, Inc. Trust
1.836% (12MTA + 1.360%) due 09/25/2045 ~		214	195
1.924% (US0001M + 0.300%) due 08/25/2035 ~		315	248
2.044% due 04/25/2046 •		136	43
2.124% (US0001M + 0.500%) due 08/25/2037 ~		140	127
Residential Asset Securitization Trust
3.405% due 12/25/2034 ~		845	780
5.750% due 02/25/2036 ^		80	38
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032		9	9
Residential Mortgage Securities PLC 2.040% due 06/20/2070 •	GBP	25,235	30,630
RESIMAC Premier 1.900% due 07/10/2052 •		$8,308	8,261
RMAC PLC 1.571% due 06/12/2046 •	GBP	5,091	6,160
Sage AR Funding PLC 1.858% due 11/17/2030 •		4,800	5,799
Sequoia Mortgage Trust
1.995% due 05/20/2035 •		$1,201	1,089
2.057% due 05/20/2034 •		295	293
2.224% due 01/20/2047 ^~		72	51
2.355% due 10/20/2027 •		74	71
2.602% due 04/20/2035 ~		31	32
Silverstone Master Issuer PLC 1.216% due 01/21/2070 •	GBP	20,064	24,416
Stratton Mortgage Funding PLC
1.361% (SONIO/N + 0.900%) due 07/20/2060 ~		13,768	16,629
1.853% due 05/25/2051 •		6,182	7,531
Structured Adjustable Rate Mortgage Loan Trust
1.876% due 01/25/2035 ^•		$25	22
2.543% due 02/25/2034 ~		20	19
2.961% due 08/25/2035 ~		199	184
Structured Asset Mortgage Investments Trust
1.884% (US0001M + 0.260%) due 03/25/2037 ~		284	103
2.004% due 07/25/2046 ^•		971	755
2.064% due 05/25/2036 •		2,325	1,990
2.064% due 05/25/2046 •		609	198
2.084% (US0001M + 0.460%) due 05/25/2045 ~		142	129
2.095% due 07/19/2035 •		53	50
2.175% due 07/19/2034 •		5	5
2.184% (US0001M + 0.560%) due 02/25/2036 ^~		13	12
2.255% due 09/19/2032 •		6	5
2.295% due 03/19/2034 •		87	83
2.295% (US0001M + 0.700%) due 04/19/2035 ~		435	405
Structured Asset Securities Corp. 5.050% due 02/25/2034 þ		1	1
Tharaldson Hotel Portfolio Trust 2.170% (US0001M + 1.050%) due 11/11/2034 ~		10,207	9,914
Thornburg Mortgage Securities Trust 2.182% due 04/25/2045 ~		34	33
Towd Point Mortgage Funding
1.361% due 07/20/2045 •	GBP	39,555	48,085
1.827% due 02/20/2054 •		6,930	8,438
Towd Point Mortgage Funding PLC
1.361% due 07/20/2045 •		1,348	1,639
1.547% due 02/20/2045 •		6,993	8,491
1.605% (SONIO/N + 1.144%) due 10/20/2051 ~		6,719	8,152
Towd Point Mortgage Trust 2.250% due 12/25/2061 ~		$24,721	24,193
Trinity Square PLC 1.300% (SONIO/N + 0.850%) due 07/15/2059 ~	GBP	18,855	22,805
TTAN 2.175% due 03/15/2038 •		$2,693	2,596
UBS-Barclays Commercial Mortgage Trust 1.990% due 04/10/2046 •		3,091	3,084
Verus Securitization Trust 1.977% due 03/25/2060 ~		513	504
VMC Finance LLC 2.712% due 06/16/2036 •		3,428	3,345
WaMu Mortgage Pass-Through Certificates Trust
1.134% due 12/25/2046 •		585	531
1.144% due 12/25/2046 ^•		287	251

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

1.176% (12MTA + 0.700%) due 02/25/2047 ^~		225	199
1.206% due 01/25/2047 •		135	128
1.216% due 01/25/2047 ^•		273	247
1.236% (12MTA + 0.760%) due 04/25/2047 ~		486	437
1.473% due 02/27/2034 •		16	15
1.473% due 01/25/2047 •		90	80
1.476% due 02/25/2046 •		747	683
1.476% due 08/25/2046 •		2,874	2,774
1.676% due 11/25/2042 •		108	101
1.723% due 07/25/2046 •		119	107
1.723% (COF 11 + 1.500%) due 08/25/2046 ~		1,243	1,135
1.723% due 09/25/2046 •		175	166
1.723% due 11/25/2046 •		70	64
1.824% (COF 11 + 1.500%) due 12/25/2046 ~		400	387
1.876% (12MTA + 1.400%) due 06/25/2042 ~		70	66
1.876% (12MTA + 1.400%) due 08/25/2042 ~		132	125
2.144% (US0001M + 0.520%) due 11/25/2045 ~		43	40
2.164% due 12/25/2045 •		54	52
2.204% due 10/25/2045 •		341	326
2.244% (US0001M + 0.620%) due 01/25/2045 ~		35	34
2.344% due 10/25/2045 •		567	539
2.368% due 03/25/2033 ~		16	16
2.383% due 09/25/2033 ~		85	80
2.404% due 01/25/2045 •		934	883
2.529% due 09/25/2033 ~		422	404
2.550% due 01/25/2037 ^~		186	170
2.713% due 12/25/2036 ^~		118	109
2.742% due 04/25/2037 ^~		123	114
2.784% due 02/25/2037 ^~		232	209
2.856% due 09/25/2036 ^~		170	156
3.036% due 02/25/2037 ^~		271	256
3.081% due 06/25/2034 ~		347	330
3.145% due 02/25/2037 ^~		623	579
3.340% due 05/25/2037 ^~		234	195
Washington Mutual Mortgage Pass-Through Certificates Trust
1.446% (12MTA + 0.970%) due 05/25/2046 ^~		200	164
Wells Fargo Commercial Mortgage Trust
2.105% (US0001M + 0.850%) due 12/13/2031 ~		10,000	9,839
2.573% due 07/15/2046 •		1,819	1,819
3.073% due 01/15/2059 •		3,500	3,580
4.218% due 07/15/2046 ~		4,100	4,096
Wells Fargo-RBS Commercial Mortgage Trust
2.083% due 08/15/2047 •		7,563	7,542
2.313% due 12/15/2045 •		672	673
3.369% due 11/15/2047		7,489	7,433

Total Non-Agency Mortgage-Backed Securities (Cost $1,833,054)			1,757,606

ASSET-BACKED SECURITIES 17.6%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		6,896	6,522
AASET U.S. Ltd. 3.844% due 01/16/2038		7,040	4,811
Accredited Mortgage Loan Trust 1.884% (US0001M + 0.260%) due 09/25/2036 ~		2,933	2,876
ACE Securities Corp. Home Equity Loan Trust
1.744% due 10/25/2036 •		9	4
2.404% due 04/25/2034 •		14,170	13,398
2.659% due 10/25/2034 •		2,409	2,303
American Money Management Corp. CLO Ltd. 2.352% (US0003M + 0.950%) due 11/10/2030 ~		14,600	14,369
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.404% due 05/25/2034 •		115	114
Amortizing Residential Collateral Trust 2.324% (US0001M + 0.700%) due 10/25/2031 ~		106	101
AMRESCO Residential Securities Corp. Mortgage Loan Trust 2.564% due 06/25/2029 •		86	81
Anchorage Capital CLO Ltd.
2.094% due 07/15/2030 •		54,500	53,869
2.184% (US0003M + 1.140%) due 07/15/2032 ~		28,400	27,719
Apex Credit CLO Ltd. 3.086% due 09/20/2029 •		9,948	9,803
Apidos CLO 1.974% due 07/17/2030 •		5,900	5,816
Apres Static CLO Ltd. 2.114% due 10/15/2028 •		16,854	16,791
Aqueduct European CLO DAC 0.640% (EUR003M + 0.640%) due 07/20/2030 ~	EUR	27,397	28,295
Ares CLO Ltd.
1.914% (US0003M + 0.870%) due 01/15/2029 ~		$8,433	8,309
2.094% due 04/18/2031 •		10,200	9,950
2.094% (US0003M + 1.050%) due 01/15/2032 ~		15,000	14,625
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.121% due 12/25/2033 •		604	654
Arkansas Student Loan Authority 2.424% due 11/25/2043 •		1,685	1,680

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

Asset-Backed Funding Certificates Trust
2.324% due 06/25/2034 •		278	267
2.599% due 06/25/2033 •		762	750
Asset-Backed Securities Corp. Home Equity Loan Trust
1.704% due 05/25/2037 •		19	13
2.104% due 07/25/2036 •		1,150	1,108
Atlas Senior Loan Fund Ltd. 1.933% due 04/20/2028 •		788	784
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	14,900	15,152
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$672	674
Bear Stearns Asset-Backed Securities Trust
2.284% due 10/25/2032 •		80	79
2.359% (US0001M + 0.735%) due 09/25/2035 ~		3,768	3,757
2.424% due 10/27/2032 •		39	39
2.624% due 10/25/2037 •		109	108
2.624% due 11/25/2042 •		13	12
2.874% due 08/25/2037 •		165	163
5.500% due 09/25/2033 þ		4,929	4,645
Benefit Street Partners CLO Ltd. 1.994% due 10/15/2030 •		10,700	10,504
Birch Grove CLO Ltd. 2.959% due 06/15/2031 •		27,800	27,330
Black Diamond CLO DAC 0.860% due 01/20/2032 •	EUR	998	1,033
Brightspire Capital Ltd. 2.762% due 08/19/2038 •		$15,500	15,138
Brookside Mill CLO Ltd. 1.864% (US0003M + 0.820%) due 01/17/2028 ~		401	401
Carlyle Euro CLO DAC 0.700% due 01/15/2031 •	EUR	12,400	12,696
Carlyle Global Market Strategies CLO Ltd. 2.014% (US0003M + 0.970%) due 04/17/2031 ~		$1,595	1,560
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~		12,900	12,661
Chase Funding Trust 2.264% due 08/25/2032 •		20	18
CIFC Funding Ltd.
2.134% (US0003M + 0.950%) due 10/24/2030 ~		32,900	32,372
2.285% (US0003M + 1.060%) due 04/27/2031 ~		400	393
Citigroup Mortgage Loan Trust 1.684% due 07/25/2045 •		218	164
CLNC Ltd. 2.874% (TSFR1M + 1.364%) due 08/20/2035		34,619	33,926
Commonbond Student Loan Trust
2.550% due 05/25/2041		1,408	1,391
3.560% due 09/25/2045		1,154	1,139
Countrywide Asset-Backed Certificates
1.914% (US0001M + 0.290%) due 05/25/2047 ~		146	140
2.364% due 05/25/2032 •		88	87
Countrywide Asset-Backed Certificates Trust
1.774% due 09/25/2046 •		33	33
2.424% due 10/25/2047 •		1,381	1,331
2.524% due 05/25/2036 •		507	497
3.124% (US0001M + 1.500%) due 10/25/2034 ~		2,245	2,225
Countrywide Asset-Backed Certificates Trust, Inc. 2.164% due 12/25/2034 •		4,246	4,033
Countrywide Asset-Backed Certificates, Inc. 2.449% due 03/25/2034 •		1,161	1,146
Credit Suisse First Boston Mortgage Securities Corp. 2.244% due 01/25/2032 •		1	1
Credit-Based Asset Servicing & Securitization LLC
1.744% (US0001M + 0.120%) due 07/25/2037 ~		217	153
2.224% due 08/25/2035 •		1,368	1,363
Credit-Based Asset Servicing & Securitization Trust 1.684% (US0001M + 0.060%) due 11/25/2036		36	18
Crestline Denali CLO Ltd. 2.324% due 10/23/2031 •		29,700	29,047
CVC Cordatus Loan Fund DAC 0.630% (EUR003M + 0.630%) due 09/15/2031	EUR	19,500	19,978
CWHEQ Revolving Home Equity Loan Trust 1.464% due 01/15/2037 •		$6	6
Delta Funding Home Equity Loan Trust 2.144% due 09/15/2029 •		19	17
Dryden Euro CLO BV 0.660% due 04/15/2033 •	EUR	9,400	9,557
ECMC Group Student Loan Trust
2.374% due 02/27/2068 •		$18,199	17,439
2.624% due 07/25/2069 •		9,942	9,652
2.674% (US0001M + 1.050%) due 05/25/2067 ~		1,152	1,128
Edsouth Indenture LLC 2.354% due 04/25/2039 •		1,326	1,305
EFS Volunteer LLC 2.034% due 10/25/2035 •		2,109	2,093

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

Elevation CLO Ltd. 2.134% (US0003M + 0.950%) due 10/25/2030		22,200	21,783
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		31,011	28,178
EMC Mortgage Loan Trust 2.364% due 05/25/2040 •		25	23
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	3,750	3,831
Fieldstone Mortgage Investment Trust 3.799% due 08/25/2034 •		$176	176
Finance America Mortgage Loan Trust 2.449% due 08/25/2034 •		6,036	5,811
First Franklin Mortgage Loan Trust 1.784% due 11/25/2036 •		1,137	1,120
First NLC Trust 1.694% due 08/25/2037 •		348	197
FirstKey Homes Trust 1.266% due 10/19/2037		54,115	49,885
Ford Auto Securitization Trust
1.162% due 10/15/2025	CAD	29,500	22,266
2.321% due 10/15/2023		678	527
Ford Credit Floorplan Master Owner Trust 1.924% (US0001M + 0.600%) due 09/15/2024 ~		$49,200	49,225
Fremont Home Loan Trust 2.359% due 01/25/2035 •		1,029	1,005
Gallatin CLO Ltd.
2.134% due 07/15/2031 •		9,900	9,697
2.148% due 01/21/2028 •		15,488	15,361
GoldenTree Loan Management U.S. CLO Ltd. 1.973% due 11/20/2030 •		5,700	5,577
GPMT Ltd. 2.992% (US0001M + 1.350%) due 12/15/2036 ~		15,000	14,535
Greystone Commercial Real Estate Notes Ltd. 2.504% (US0001M + 1.180%) due 09/15/2037 ~		16,000	15,781
Greywolf CLO Ltd. 2.344% (US0003M + 1.160%) due 01/27/2031 ~		6,000	5,929
GSAA Home Equity Trust 2.164% due 07/25/2037 •		514	503
GSAMP Trust
1.694% (US0001M + 0.070%) due 12/25/2036 ~		277	147
2.144% due 06/25/2036 •		3,828	3,708
2.374% due 01/25/2034 •		1,130	1,107
GSRPM Mortgage Loan Trust 2.124% due 03/25/2035 •		1,288	1,267
Harvest CLO DAC 0.760% due 07/15/2031 •	EUR	9,500	9,587
HERA Commercial Mortgage Ltd. 2.662% due 02/18/2038 •		$8,300	8,166
Hertz Vehicle Financing LLC 3.370% due 03/25/2025		11,200	11,037
Home Equity Asset Trust
2.209% due 07/25/2036 •		3,687	3,627
2.544% (US0001M + 0.920%) due 02/25/2033 ~		1	1
2.569% (US0001M + 0.945%) due 06/25/2034 ~		2,552	2,493
HSI Asset Loan Obligation Trust 1.744% due 12/25/2036 •		86	30
HSI Asset Securitization Corp. Trust
1.784% (US0001M + 0.160%) due 05/25/2037 ~		71	70
2.119% due 02/25/2036 •		2,443	2,346
Invesco Euro CLO DAC 0.650% (EUR003M + 0.650%) due 07/15/2031 ~	EUR	2,500	2,543
JP Morgan Mortgage Acquisition Trust
1.834% due 10/25/2036 •		$3,031	2,986
1.864% due 05/25/2037 •		999	987
2.029% (US0001M + 0.405%) due 07/25/2036 ~		2,255	2,185
Jubilee CLO DAC 0.610% (EUR003M + 0.610%) due 04/15/2030 ~	EUR	6,300	6,522
KKR CLO Ltd.
1.984% due 07/18/2030 •		$15,200	14,957
1.994% due 07/15/2030 •		12,400	12,183
Laurelin DAC 0.720% (EUR003M + 0.720%) due 10/20/2031 ~	EUR	31,700	32,554
LCM LP 2.063% due 07/20/2030 •		$36,100	35,534
Lehman ABS Mortgage Loan Trust 1.714% (US0001M + 0.090%) due 06/25/2037 ~		240	172
LL ABS Trust 1.070% due 05/15/2029		3,980	3,840
LoanCore Issuer Ltd.
2.454% due 05/15/2036 •		3,198	3,186
2.624% due 07/15/2036 •		5,000	4,838
Long Beach Mortgage Loan Trust
2.184% due 10/25/2034 •		359	337
2.324% (US0001M + 0.350%) due 03/25/2032 ~		16	16
2.599% (US0001M + 0.975%) due 04/25/2035 ~		12,063	11,931
2.644% (US0001M + 1.020%) due 08/25/2033 ~		660	654

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

M360 Ltd. 3.126% due 11/22/2038 •		22,500	22,197
Madison Park Funding Ltd. 2.056% (US0003M + 0.920%) due 01/22/2028 ~		4,789	4,728
Marble Point CLO Ltd. 2.084% due 10/15/2030 •		44,400	43,758
Massachusetts Educational Financing Authority 2.134% due 04/25/2038 •		440	441
Master Credit Card Trust 2.102% due 07/21/2024 •		20,800	20,805
MASTR Asset-Backed Securities Trust
1.674% due 01/25/2037 •		266	90
1.724% due 11/25/2036 •		49	18
2.324% due 09/25/2034 •		6,769	6,509
2.404% (US0001M + 0.780%) due 02/25/2034 ~		924	873
Merrill Lynch Mortgage Investors Trust
1.784% due 09/25/2037 •		5	3
1.864% due 02/25/2037 •		266	91
2.209% due 12/25/2036 •		551	550
MF1 Ltd.
2.692% due 10/16/2036 •		52,000	49,920
3.148% (TSFR1M + 1.814%) due 11/15/2035 ~		42,300	42,156
MidOcean Credit CLO
2.269% due 01/29/2030 •		26,245	25,907
2.528% due 02/20/2031 •		31,800	31,287
MKS CLO Ltd. 2.063% (US0003M + 1.000%) due 07/20/2030 ~		7,100	7,013
Morgan Stanley ABS Capital, Inc. Trust
1.684% (US0001M + 0.060%) due 05/25/2037 ~		93	82
1.824% due 09/25/2036 •		18	7
2.244% due 12/25/2035 •		549	538
2.524% due 05/25/2034 •		13,102	12,573
Morgan Stanley Home Equity Loan Trust 2.614% due 05/25/2035 •		807	786
Morgan Stanley IXIS Real Estate Capital Trust 1.674% due 11/25/2036 •		8	3
Mountain View CLO LLC 2.134% (US0003M + 1.090%) due 10/16/2029 ~		12,814	12,654
MP CLO Ltd. 1.934% due 10/18/2028 •		25,000	24,531
Navient Private Education Loan Trust
1.330% due 04/15/2069		2,640	2,427
2.324% due 04/15/2069 •		10,427	10,271
2.650% due 12/15/2028		2,127	2,108
2.740% due 02/15/2029		750	749
2.774% due 07/16/2040 •		7,705	7,683
Navient Private Education Refi Loan Trust
1.110% due 02/18/2070		31,888	27,963
1.170% due 09/16/2069		9,663	9,067
1.690% due 05/15/2069		16,623	15,596
2.460% due 11/15/2068		2,252	2,137
Navient Student Loan Trust
1.974% due 03/25/2067 •		3,108	3,099
2.424% due 07/26/2066 •		12,958	12,558
2.674% (US0001M + 1.050%) due 12/27/2066 ~		18,793	18,563
Nelnet Student Loan Trust
2.224% due 02/27/2051 •		3,976	3,912
2.324% due 09/27/2038 •		3,799	3,711
2.424% due 09/25/2065 •		2,679	2,641
2.424% due 08/25/2067 •		29,148	28,558
2.474% due 02/25/2066 •		2,764	2,690
2.524% (US0001M + 0.900%) due 06/27/2067 ~		54,843	54,394
Neuberger Berman CLO Ltd. 1.974% due 10/18/2029 •		4,260	4,169
New Century Home Equity Loan Trust
1.984% due 05/25/2036 •		141	138
2.554% (US0001M + 0.930%) due 11/25/2034 ~		1,994	1,896
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.774% due 07/25/2036 •		3,173	2,920
Northstar Education Finance, Inc. 2.324% due 12/26/2031 •		1,946	1,927
NovaStar Mortgage Funding Trust
2.284% due 01/25/2036 •		4,163	4,114
2.704% due 06/25/2035 •		1,950	1,932
Oak Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	36,000	36,726
Oaktree CLO Ltd. 2.246% (US0003M + 1.110%) due 04/22/2030 ~		$14,200	13,888
OCP CLO Ltd. 2.183% (US0003M + 1.120%) due 07/20/2029 ~		2,077	2,054
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	9,000	9,130
Option One Mortgage Loan Trust 2.284% due 05/25/2035 •		$252	250
OZLM Ltd.
2.163% due 10/20/2031 •		3,800	3,729

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

2.441% due 05/16/2030 •		26,200	25,755
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	27,733	28,706
Palmer Square Loan Funding Ltd.
1.844% (US0003M + 0.800%) due 10/15/2029 ~		$9,508	9,335
1.963% due 04/20/2029 •		3,093	3,063
2.278% due 02/20/2028 •		3,173	3,154
PFS Financing Corp.
0.930% due 08/15/2024		14,000	13,973
2.230% due 10/15/2024		2,980	2,969
PRET LLC
1.868% due 07/25/2051 þ		3,394	3,065
2.487% due 07/25/2051 þ		9,271	8,712
Pretium Mortgage Credit Partners LLC 2.240% due 09/27/2060 þ		4,531	4,310
RAAC Trust 2.449% due 01/25/2046 •		3,364	3,288
Regatta Funding Ltd. 2.294% due 10/17/2030 •		1,500	1,483
Renaissance Home Equity Loan Trust
2.344% (US0001M + 0.720%) due 11/25/2034 ~		133	120
2.504% due 08/25/2033 •		289	272
Residential Asset Mortgage Products Trust
2.314% (US0001M + 0.460%) due 10/25/2035 ~		64	64
2.404% (US0001M + 0.520%) due 07/25/2035 ~		600	595
2.644% due 01/25/2034 •		1,615	1,580
Residential Asset Securities Corp. Trust
2.269% due 03/25/2035 •		651	647
2.524% (US0001M + 0.900%) due 11/25/2034 ~		600	599
Santander Drive Auto Receivables Trust 2.120% due 10/15/2026		20,800	20,667
Saranac CLO Ltd. 2.584% due 08/13/2031 •		3,300	3,232
SBA Tower Trust 3.869% due 10/15/2049 þ		9,800	9,653
Sculptor CLO Ltd. 2.314% (US0003M + 1.270%) due 01/15/2031 ~		19,700	19,276
Securitized Asset-Backed Receivables LLC Trust
2.294% due 08/25/2034 •		3,243	2,858
2.299% due 01/25/2035 •		494	461
SLC Student Loan Trust
1.471% (US0003M + 0.060%) due 05/15/2029 ~		4,083	4,026
1.939% (US0003M + 0.110%) due 03/15/2027 ~		1,252	1,249
1.949% (US0003M + 0.120%) due 06/15/2029 ~		1,267	1,260
SLM Student Loan Trust
1.324% due 10/25/2028 •		936	924
1.324% due 10/27/2031 •		20,109	19,841
1.334% due 10/25/2029 •		4,132	4,093
1.706% due 01/25/2029 •		4,007	3,828
1.784% (US0003M + 0.600%) due 10/25/2029 ~		14,039	13,941
1.934% due 04/25/2023 •		1,033	1,004
2.074% (US0001M + 0.450%) due 06/25/2043		9,713	9,455
2.084% due 07/25/2023 •		2,104	2,061
2.274% due 12/27/2038 •		1,814	1,759
2.379% (US0003M + 0.550%) due 12/15/2025 ~		2,368	2,362
2.684% due 04/25/2023 •		4,215	4,207
2.684% (US0003M + 1.500%) due 04/25/2023 ~		7,965	7,906
2.884% (US0003M + 1.700%) due 07/25/2023 ~		3,833	3,829
SMB Private Education Loan Trust
1.340% due 03/17/2053		14,825	13,766
1.600% due 09/15/2054		12,212	11,136
2.340% due 09/15/2034		475	461
2.474% (US0001M + 0.850%) due 09/15/2054 ~		44,873	44,133
2.774% (US0001M + 1.450%) due 02/17/2032 ~		1,881	1,875
SoFi Professional Loan Program LLC
2.224% due 07/25/2040 •		52	52
2.400% due 03/26/2040		292	291
3.020% due 02/25/2040		385	378
SoFi Professional Loan Program Trust 1.950% due 02/15/2046		14,569	13,876
Sound Point CLO Ltd.
2.084% (US0003M + 0.900%) due 01/23/2029 ~		1,224	1,206
2.113% due 10/20/2028 •		7,476	7,386
2.164% due 07/25/2030 •		40,700	40,028
2.174% due 01/23/2029 •		34,975	34,556
Soundview Home Loan Trust
1.964% due 06/25/2036 •		450	450
2.164% due 03/25/2036 •		1,679	1,667
2.184% due 05/25/2036 •		12,198	11,943
Specialty Underwriting & Residential Finance Trust 2.599% (US0001M + 0.975%) due 12/25/2035 ~		656	642
Stonepeak ABS 2.301% due 02/28/2033		9,775	9,129
Structured Asset Investment Loan Trust 2.599% (US0001M + 0.975%) due 10/25/2033 ~		3	3

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 2.562% due 04/25/2035 •		266	262
Symphony CLO Ltd. 2.004% due 04/16/2031 •		3,025	2,959
Symphony Static CLO Ltd. 2.014% (US0003M + 0.830%) due 10/25/2029 ~		22,581	22,175
TCI-Symphony CLO Ltd. 2.041% due 10/13/2032 •		44,400	43,329
TCW CLO Ltd. 2.154% (US0003M + 0.970%) due 04/25/2031 ~		4,000	3,914
Terwin Mortgage Trust 2.044% due 07/25/2037 •		892	880
Theorem Funding Trust 1.210% due 12/15/2027		5,390	5,269
THL Credit Wind River Clo Ltd. 2.124% due 04/15/2031 •		37,700	36,767
Toro European CLO DAC 0.920% due 01/12/2032 •	EUR	8,600	8,754
Towd Point Asset Trust 2.312% due 11/20/2061 •		$24,983	24,658
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		83,000	77,208
2.624% (US0001M + 1.000%) due 05/25/2058 ~		10,491	10,382
2.624% due 10/25/2059 •		7,022	6,918
2.710% due 01/25/2060 ~		25,797	24,827
3.750% due 05/25/2058 ~		19,176	18,774
TPG Real Estate Finance Issuer Ltd. 2.742% (TSFR1M + 1.264%) due 10/15/2034 ~		20,611	20,482
Venture CLO Ltd.
1.924% due 04/15/2027 •		34,616	34,243
1.924% due 07/15/2027 •		7,198	7,201
1.963% due 10/20/2028 •		22,634	22,367
2.104% due 07/15/2031 •		9,400	9,241
2.163% (US0003M + 1.100%) due 01/20/2029 ~		25,128	24,887
2.193% due 04/20/2032 •		16,700	16,340
2.401% due 09/07/2030 •		19,500	19,235
Vibrant CLO Ltd.
2.103% due 09/15/2030 •		57,000	55,913
2.183% (US0003M + 1.120%) due 07/20/2032 ~		7,650	7,434
Voya CLO Ltd. 2.044% (US0003M + 1.000%) due 10/15/2030 ~		2,100	2,064
Washington Mutual Asset-Backed Certificates Trust 1.684% due 10/25/2036 •		47	21

Total Asset-Backed Securities (Cost $2,580,696)			2,479,621

SOVEREIGN ISSUES 0.8%
Export-Import Bank of India 2.505% (US0003M + 1.000%) due 08/21/2022 ~		41,353	41,401
Export-Import Bank of Korea
1.095% (BBSW3M + 0.800%) due 10/08/2024 ~	AUD	8,800	6,066
2.401% (US0003M + 0.775%) due 06/01/2023 ~		$12,600	12,645
Israel Government International Bond 0.750% due 07/31/2022	ILS	100,950	28,898
Korea Development Bank 1.343% (BBSW3M + 0.980%) due 10/19/2023 ~	AUD	15,530	10,755
Korea Expressway Corp.
1.956% (BBSW3M + 0.720%) due 09/02/2023 ~		8,000	5,518
2.124% (US0003M + 0.600%) due 11/25/2022 ~		$3,800	3,784

Total Sovereign Issues (Cost $112,736)			109,067

SHORT-TERM INSTRUMENTS 1.4%
COMMERCIAL PAPER 1.1%
AT&T, Inc. 0.800% due 07/12/2022		50,000	49,968
Crown Castle International Corp. 2.400% due 07/12/2022		77,200	77,146
Mizuho Bank Ltd. 1.160% due 07/15/2022		30,000	29,980

			157,094

REPURCHASE AGREEMENTS (e) 0.1%			16,458

ISRAEL TREASURY BILLS 0.2%
0.755% due 08/03/2022 - 03/02/2023 (b)(c)	ILS	78,500	22,338

U.S. TREASURY BILLS 0.0%
1.028% due 07/26/2022 - 08/18/2022 (b)(c)		$1,085	1,083

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $198,100)		196,973

Total Investments in Securities (Cost $14,744,660)		14,177,973

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	15,642	152

Total Short-Term Instruments (Cost $152)		152

Total Investments in Affiliates (Cost $152)		152

Total Investments 100.8% (Cost $14,744,812)		$14,178,125
Financial Derivative Instruments (g)(i) 0.1%(Cost or Premiums, net $(30,159))		20,394
Other Assets and Liabilities, net (0.9)%		(128,945)

Net Assets 100.0%		$14,069,574

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Coupon represents a weighted average yield to maturity.
(c)								Zero coupon security.
(d)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.				2.850%	05/25/2024	10/05/2020	$2,708	$2,653	0.02%
Citigroup, Inc.				3.035	03/17/2026	03/10/2022	52,000	51,679	0.37
Daimler Canada Finance, Inc.				3.300	08/16/2022	09/08/2021	4,731	4,666	0.03
Deutsche Bank AG				0.898	05/28/2024	05/25/2021 - 03/31/2022	18,357	17,396	0.12
General Motors Co.				5.400	10/02/2023	10/18/2021 - 06/16/2022	4,997	4,922	0.03
Morgan Stanley				3.000	02/07/2024	10/21/2020	3,928	3,801	0.03
Wells Fargo & Co.				2.509	10/27/2023	10/14/2020 - 10/12/2021	27,152	26,503	0.19
Wells Fargo & Co.				3.184	02/08/2024	10/06/2020	1,547	1,525	0.01

							$115,420	$113,145	0.80%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$16,458	U.S. Treasury Notes 3.000% due 06/30/2024		$(16,787)	$16,458	$16,458

Total Repurchase Agreements							$(16,787)	$16,458	$16,458

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS				1.590%	06/24/2022	07/08/2022	$(51,229)	$(51,244)
				1.650	06/27/2022	07/05/2022	(16,760)	(16,763)
				1.810	07/05/2022	08/05/2022	(16,744)	(16,744)

Total Reverse Repurchase Agreements								$(84,751)

SALE-BUYBACK TRANSACTIONS:
Counterparty				Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BPG				1.650%	06/28/2022	07/05/2022	$(13,707)	$(13,709)

Total Sale-Buyback Transactions								$(13,709)

(f)								Securities with an aggregate market value of $81,959 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)								Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(997,517) at a weighted average interest rate of 0.414%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)								Payable for sale-buyback transactions includes $(3) of deferred price drop.
(g)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2022	5,835	$1,225,441	$(2,892)		$3,282	$0
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note September Futures				09/2022	36,518	$(4,099,146)	$18,522		$0	$(25,676)
U.S. Treasury 10-Year Note September Futures				09/2022	423	(50,139)	317		0	(430)
U.S. Treasury 10-Year Ultra September Futures				09/2022	4,998	(636,620)	(1,790)		0	(6,638)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2022	107	(16,515)	481		0	(251)

							$17,530		$0	$(32,995)

Total Futures Contracts							$14,638		$3,282	$(32,995)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.952%	$12,700	$161	$(149)	$12	$0	$(4)
Boeing Co.	1.000	Quarterly	06/20/2023	1.520	2,400	19	(30)	(11)	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2023	1.745	7,900	60	(142)	(82)	0	(8)

						$240	$(321)	$(81)	$0	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-37 5-Year Index	(1.000)%	Quarterly		12/20/2026	$624,600	$(14,652)	$13,106	$(1,546)	$106	$0
CDX.IG-38 5-Year Index	(1.000)	Quarterly		06/20/2027	1,209,200	(15,506)	15,520	14	235	0

						$(30,158)	$28,626	$(1,532)	$341	$0

INTEREST RATE SWAPS -BASIS SWAPS
									Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index		Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%		Quarterly	01/13/2023	$618,000	$0	$(44)	$(44)	$0	$(157)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%		Quarterly	01/13/2023	807,200	0	(56)	(56)	0	(205)

						$0	$(100)	$(100)	$0	$(362)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day USD-SOFR Compounded-OIS	2.668%	Annual	03/31/2024	830,300	$0	$(5,106)	$(5,106)	$1,514	$0
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.704	Annual	03/31/2024	1,200,000	0	(6,654)	(6,654)	2,188	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.705	Annual	03/31/2024	228,100	0	(1,263)	(1,263)	416	0
Pay	1-Day USD-SOFR Compounded-OIS	2.611	Annual	05/12/2024	205,800	0	(1,031)	(1,031)	419	0
Pay	1-Day USD-SOFR Compounded-OIS	2.615	Annual	05/12/2024	510,600	0	(2,521)	(2,521)	1,041	0

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.593	Annual	05/17/2024	294,400	0	(1,655)	(1,655)	605	0
Pay	1-Day USD-SOFR Compounded-OIS	2.594	Annual	05/18/2024	249,100	0	(1,411)	(1,411)	515	0
Pay	1-Day USD-SOFR Compounded-OIS	2.665	Annual	05/19/2024	289,100	0	(1,253)	(1,253)	598	0
Pay	1-Day USD-SOFR Compounded-OIS	2.689	Annual	05/19/2024	305,000	0	(1,180)	(1,180)	632	0

$0	$(22,074)	$(22,074)	$7,928	$0

Total Swap Agreements	$(29,918)	$6,131	$(23,787)	$8,269	$(375)

(h)	Securities with an aggregate market value of $74,333 and cash of $79,216 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	CAD	7,700	$6,068	$86	$0
07/2022	$1,486	CAD	1,921	6	0
07/2022	7,210	GBP	5,702	0	(268)
BPS	07/2022	JPY	204,400	$1,582	75	0
07/2022	$4,742	CAD	5,961	0	(111)
07/2022	240,839	EUR	228,978	0	(882)
07/2022	16,706	GBP	13,649	0	(91)
08/2022	EUR	228,978	$241,278	880	0
03/2023	ILS	49,694	14,637	164	0
CBK	07/2022	$2,163	GBP	1,759	0	(22)
08/2022	AUD	170,040	$119,819	2,409	0
08/2022	ILS	11,301	3,527	287	0
12/2022	17,100	5,470	519	0
GLM	10/2022	$7,425	MXN	151,984	2	0
HUS	08/2022	AUD	18,041	$12,805	348	0
JPM	07/2022	$4	ILS	13	0	0
08/2022	AUD	2,067	$1,483	55	0
08/2022	ILS	102,398	31,653	2,294	0
MYI	08/2022	AUD	1,016	712	11	0
08/2022	CAD	11,708	9,067	0	(29)
RBC	07/2022	$16,171	CAD	20,706	0	(84)
08/2022	AUD	657,076	$467,130	13,431	0
08/2022	CAD	17,061	13,269	15	0
SCX	07/2022	$1,127	GBP	932	8	0
07/2022	182	ILS	615	0	(6)
08/2022	3,333	GBP	2,748	14	0
SOG	07/2022	EUR	228,978	$246,107	6,150	0
07/2022	$436,717	GBP	358,848	108	0
08/2022	GBP	358,848	$436,921	0	(115)
TOR	07/2022	CAD	84,111	65,853	509	0
07/2022	GBP	380,890	480,195	16,538	0
07/2022	$40,048	CAD	51,521	51	(74)
08/2022	CAD	51,525	$40,048	73	(52)

Total Forward Foreign Currency Contracts	$44,033	$(1,734)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2022 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	78,000	$(118)	$(58)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	67,900	(123)	(28)

Total Written Options	$(241)	$(86)

(j)

Securities with an aggregate market value of $1,264 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,788	$0	$8,788
Corporate Bonds & Notes
Banking & Finance	0	4,690,177	0	4,690,177
Industrials	0	2,522,660	0	2,522,660
Utilities	0	486,248	0	486,248
Municipal Bonds & Notes
Louisiana	0	15,339	0	15,339
Pennsylvania	0	1,589	0	1,589
U.S. Government Agencies	0	1,909,905	0	1,909,905
Non-Agency Mortgage-Backed Securities	0	1,757,606	0	1,757,606
Asset-Backed Securities	0	2,479,621	0	2,479,621
Sovereign Issues	0	109,067	0	109,067
Short-Term Instruments
Commercial Paper	0	157,094	0	157,094
Repurchase Agreements	0	16,458	0	16,458
Israel Treasury Bills	0	22,338	0	22,338
U.S. Treasury Bills	0	1,083	0	1,083

$0	$14,177,973	$0	$14,177,973
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$152	$0	$0	$152

Total Investments	$152	$14,177,973	$0	$14,178,125

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	11,551	0	11,551
Over the counter	0	44,033	0	44,033

$0	$55,584	$0	$55,584
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(33,370)	0	(33,370)
Over the counter	0	(1,820)	0	(1,820)

$0	$(35,190)	$0	$(35,190)

Total Financial Derivative Instruments	$0	$20,394	$0	$20,394

Totals	$152	$14,198,367	$0	$14,198,519

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.1% ¤
CORPORATE BONDS & NOTES 13.1%
BANKING & FINANCE 8.6%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,300	$1,096
3.300% due 01/30/2032		1,300	1,042
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		864	705
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(e)(f)	EUR	2,800	2,826
Bank of America Corp. 2.843% (SOFRRATE + 1.330%) due 04/02/2026 ~		$3,700	3,653
Barclays Bank PLC 7.625% due 11/21/2022 (f)		244	247
Barclays PLC
2.791% (US0003M + 1.380%) due 05/16/2024 ~		4,800	4,799
4.972% due 05/16/2029 •		1,400	1,377
7.125% due 06/15/2025 •(e)(f)	GBP	3,900	4,567
7.250% due 03/15/2023 •(e)(f)		400	480
7.750% due 09/15/2023 •(e)(f)		$2,189	2,156
8.000% due 06/15/2024 •(e)(f)		2,000	1,970
BOC Aviation Ltd. 3.500% due 01/31/2023		500	499
Credit Suisse Group AG
3.091% due 05/14/2032 •		1,500	1,195
3.750% due 03/26/2025		600	582
6.250% due 12/18/2024 •(e)(f)		900	822
6.375% due 08/21/2026 •(e)(f)		1,700	1,409
7.500% due 07/17/2023 •(e)(f)		2,800	2,590
7.500% due 12/11/2023 •(e)(f)		3,900	3,725
Danske Bank AS 2.781% (US0003M + 1.060%) due 09/12/2023 ~		1,400	1,401
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,300	1,267
1.625% due 01/20/2027		2,200	2,067
1.750% due 01/17/2028		200	183
2.783% (US0003M + 1.230%) due 02/27/2023 ~		$5,000	4,995
3.547% due 09/18/2031 •		500	419
3.961% due 11/26/2025 •		6,300	6,094
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,200	1,159
Erste Group Bank AG 6.500% due 04/15/2024 •(e)(f)	EUR	1,800	1,840
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		1,100	1,068
Ford Motor Credit Co. LLC
3.350% due 11/01/2022		$950	945
3.375% due 11/13/2025		700	633
3.550% due 10/07/2022		900	897
5.125% due 06/16/2025		400	383
5.584% due 03/18/2024		200	199
Goldman Sachs Group, Inc.
2.905% due 07/24/2023 •		6,900	6,898
3.330% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,770
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	254
3.000% due 05/29/2030 •	GBP	2,700	2,948
4.292% due 09/12/2026 •		$1,300	1,272
4.300% due 03/08/2026		600	595
5.250% due 09/16/2022 •(e)(f)	EUR	2,700	2,796
6.000% due 05/22/2027 •(e)(f)		$200	180
6.500% due 03/23/2028 •(e)(f)		200	182
ING Groep NV
4.250% due 05/16/2031 •(e)(f)		700	479
5.750% due 11/16/2026 •(e)(f)		1,100	1,007
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(e)(f)	EUR	1,400	1,396
Lloyds Banking Group PLC
4.550% due 08/16/2028		$2,500	2,445
4.947% due 06/27/2025 •(e)(f)	EUR	200	197
7.500% due 09/27/2025 •(e)(f)		$1,845	1,803
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	200	211

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2022 (Unaudited)

Natwest Group PLC
2.000% due 03/04/2025 •	EUR	1,000	1,036
3.747% (US0003M + 1.550%) due 06/25/2024 ~		$3,100	3,104
4.519% due 06/25/2024 •		1,500	1,497
4.892% due 05/18/2029 •		3,500	3,395
5.076% due 01/27/2030 •		1,500	1,470
8.000% due 08/10/2025 •(e)(f)		1,400	1,389
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		400	398
2.650% due 07/13/2022		1,000	1,000
Nomura Holdings, Inc. 2.648% due 01/16/2025		2,700	2,579
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	27,238	3,158
Nykredit Realkredit AS 1.500% due 10/01/2053		120,890	14,013
OneMain Finance Corp. 6.125% due 03/15/2024		$700	670
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,100	946
Realkredit Danmark AS 1.500% due 10/01/2053	DKK	34,679	4,025
RLJ Lodging Trust LP 3.750% due 07/01/2026		$1,200	1,042
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		3,100	3,102
SL Green Realty Corp. 4.500% due 12/01/2022		3,100	3,104
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		400	400
Societe Generale SA
7.375% due 10/04/2023 •(e)(f)		400	386
7.875% due 12/18/2023 •(e)(f)		1,000	982
Standard Chartered PLC 7.750% due 04/02/2023 •(e)(f)		400	396
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		5,700	4,519
Swedbank AB 4.000% due 03/17/2029 •(e)(f)		400	306
UBS AG 5.125% due 05/15/2024 (f)		4,600	4,599
UBS Group AG
4.125% due 09/24/2025		500	497
4.751% due 05/12/2028 •		7,900	7,826
VICI Properties LP 4.750% due 02/15/2028		2,700	2,582
Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	700	716
2.393% due 06/02/2028 •		$19,600	17,568
WPC Eurobond BV 2.250% due 04/09/2026	EUR	3,500	3,452

			175,880

INDUSTRIALS 4.0%
Aker BP ASA 2.875% due 01/15/2026		$750	710
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,600	2,205
BAT Capital Corp. 3.222% due 08/15/2024		200	195
BAT International Finance PLC 3.950% due 06/15/2025		1,000	982
Boeing Co. 2.750% due 02/01/2026		1,400	1,302
Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,207
3.137% due 11/15/2035		500	380
3.187% due 11/15/2036		2,500	1,904
3.419% due 04/15/2033		3,200	2,650
3.500% due 02/15/2041		800	605
3.750% due 02/15/2051		300	223
Centene Corp. 4.625% due 12/15/2029		3,000	2,806
Charter Communications Operating LLC
2.936% (US0003M + 1.650%) due 02/01/2024 ~		4,600	4,637
4.908% due 07/23/2025		2,200	2,208
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,190
DAE Funding LLC
1.625% due 02/15/2024		1,600	1,516
2.625% due 03/20/2025		900	838
3.375% due 03/20/2028		900	793
Delta Air Lines, Inc. 4.500% due 10/20/2025		1,400	1,362

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2022 (Unaudited)

Expedia Group, Inc.
4.625% due 08/01/2027		300	288
6.250% due 05/01/2025		176	181
Hyatt Hotels Corp. 1.800% due 10/01/2024		4,100	3,879
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)		1,700	1,516
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)		3,800	3,314
Imperial Brands Finance PLC
3.125% due 07/26/2024		5,800	5,621
3.500% due 07/26/2026		400	375
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,000	1,892
InterContinental Hotels Group PLC 2.125% due 08/24/2026	GBP	400	442
Kraft Heinz Foods Co. 3.750% due 04/01/2030		$1,200	1,108
Magallanes, Inc.
4.054% due 03/15/2029		1,100	1,008
4.279% due 03/15/2032		5,200	4,652
Micron Technology, Inc.
4.185% due 02/15/2027		1,500	1,465
5.327% due 02/06/2029		1,300	1,294
MPLX LP 2.650% due 08/15/2030		1,600	1,337
Netflix, Inc. 3.875% due 11/15/2029	EUR	1,400	1,327
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$1,900	1,869
3.522% due 09/17/2025		800	758
4.345% due 09/17/2027		3,300	3,032
4.810% due 09/17/2030		4,900	4,358
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		1,600	1,430
Sands China Ltd.
3.100% due 03/08/2029		1,200	851
3.250% due 08/08/2031		1,200	795
5.125% due 08/08/2025		4,000	3,362
5.400% due 08/08/2028		2,900	2,241
T-Mobile USA, Inc.
2.250% due 02/15/2026		1,500	1,353
2.700% due 03/15/2032		800	672
3.375% due 04/15/2029		1,500	1,317
3.500% due 04/15/2031		1,200	1,039

			80,489

UTILITIES 0.5%
Pacific Gas & Electric Co.
1.700% due 11/15/2023		3,200	3,085
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~		3,200	3,187
3.000% due 06/15/2028		1,100	949
4.550% due 07/01/2030		1,500	1,334
Sprint Communications, Inc. 6.000% due 11/15/2022		1,300	1,310
Sprint Corp. 7.875% due 09/15/2023		400	414
Vodafone Group PLC 2.500% due 05/24/2039	EUR	1,100	933

			11,212

Total Corporate Bonds & Notes (Cost $297,614)			267,581

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
California State University Revenue Bonds, (BABs), Series 2010 6.434% due 11/01/2030		$100	113
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046		975	858

			971

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		102	109

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2022 (Unaudited)

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	200	229

		338

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010 6.820% due 07/01/2045	100	129

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010 5.883% due 04/01/2030	1,000	1,124

Total Municipal Bonds & Notes (Cost $2,475)		2,562

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
1.066% (US0001M + 0.060%) due 12/25/2036 ~	7	7
1.524% due 07/01/2044 •	5	5
1.974% due 07/25/2037 •	10	10
1.974% (US0001M + 0.350%) due 03/25/2044 ~	36	36
2.004% due 07/25/2037 •	17	17
2.024% (US0001M + 0.400%) due 09/25/2035 ~	35	34
2.034% due 09/25/2035 •	77	77
2.084% due 05/25/2035 ~	3	3
2.135% due 08/01/2033 •	3	3
2.230% due 01/01/2036 •	7	6
2.344% due 06/25/2037 •	115	117
2.374% due 01/25/2040 •	308	311
3.373% due 06/01/2033 •	88	88
3.750% due 07/25/2042	6,045	6,043
3.965% due 12/01/2036 •	1	1
5.000% due 04/25/2033	1	1
5.019% due 09/01/2034 •	1	1
Freddie Mac
1.524% due 02/25/2045 •	7	7
1.894% due 06/15/2041 •	45	45
2.024% due 08/15/2037 •	73	74
2.034% due 10/15/2037 •	13	13
2.044% due 05/15/2037 - 09/15/2037 •	87	89
2.480% due 03/01/2034 •	28	29
4.000% due 11/01/2047 - 01/01/2048	2,107	2,112
4.500% due 03/01/2029	15	15
5.500% due 07/01/2038	14	15
Ginnie Mae
1.750% due 11/20/2044 •	543	539
5.000% due 04/15/2036 - 09/15/2039	586	620
Ginnie Mae, TBA 5.000% due 07/01/2052	6,000	6,150
U.S. Small Business Administration 5.520% due 06/01/2024	12	12
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	15,702	15,351
5.500% due 03/01/2034 - 07/01/2035	53	56
6.000% due 08/01/2036 - 02/01/2038	52	57
6.500% due 10/01/2035 - 10/01/2036	137	144
Uniform Mortgage-Backed Security, TBA
4.500% due 07/01/2052	33,800	33,939

Total U.S. Government Agencies (Cost $66,629)		66,027

U.S. TREASURY OBLIGATIONS 11.6%
U.S. Treasury Bonds
1.375% due 11/15/2040	10,500	7,566
3.000% due 08/15/2048	600	567
3.000% due 02/15/2049	22,200	21,166
4.625% due 02/15/2040	5,900	7,026
U.S. Treasury Inflation Protected Securities (d)
0.625% due 02/15/2043	1,006	890
0.750% due 02/15/2045	2,701	2,423
1.000% due 02/15/2046	6,222	5,907
1.000% due 02/15/2048	15,004	14,352
1.375% due 02/15/2044	8,558	8,768
U.S. Treasury Notes
0.375% due 12/31/2025	5,300	4,831
0.500% due 02/28/2026	21,900	19,966
1.750% due 05/15/2023 (j)	2,140	2,119
1.750% due 12/31/2024 (j)	13,300	12,892
2.250% due 12/31/2023 (j)	6,300	6,234
2.375% due 05/15/2029	67,500	64,675
2.625% due 12/31/2025 (j)	15,300	15,088
2.750% due 02/15/2024 (j)	4,700	4,685
3.000% due 09/30/2025 (j)	36,600	36,557

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2022 (Unaudited)

Total U.S. Treasury Obligations (Cost $253,604)			235,712

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.8%
AREIT Trust 3.343% due 11/17/2038 •		2,100	1,998
BAMLL Commercial Mortgage Securities Trust 2.774% due 09/15/2038 •		10,400	10,078
Banc of America Funding Trust
2.966% due 05/25/2035 ~		16	16
3.461% due 01/20/2047 ^~		33	31
Bear Stearns Adjustable Rate Mortgage Trust
2.321% due 01/25/2034 ~		1	1
2.371% due 01/25/2034 ~		11	11
Bear Stearns ALT-A Trust
1.964% due 08/25/2036 ^•		951	877
2.752% due 05/25/2035 ~		102	98
3.074% due 09/25/2035 ^~		27	18
ChaseFlex Trust 1.924% due 07/25/2037 •		302	284
Citigroup Mortgage Loan Trust
2.470% due 10/25/2035 •		5	5
3.396% due 09/25/2037 ^~		1,258	1,145
Colony Mortgage Capital Ltd. 2.453% due 11/15/2038 •		7,075	6,858
Countrywide Alternative Loan Trust
1.864% (US0001M + 0.240%) due 06/25/2036 ~		1,233	1,161
1.984% due 05/25/2047 •		144	125
2.032% (US0001M + 0.420%) due 03/20/2046 ~		2,667	2,108
2.036% due 08/25/2035 •		4,734	4,300
2.072% (US0001M + 0.460%) due 05/20/2046 ^~		64	55
6.000% due 10/25/2033		8	7
6.000% due 12/25/2034		2,604	2,433
6.000% due 12/25/2035 ^		1,883	1,544
Countrywide Home Loan Mortgage Pass-Through Trust
1.985% due 02/20/2036 ^•		9	8
2.520% due 02/20/2035 ~		13	13
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~		3,732	3,491
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		5,385	5,030
2.215% due 11/25/2061 ~		1,232	1,183
2.688% due 03/25/2059 ~		1,338	1,293
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.124% (US0001M + 0.500%) due 02/25/2035 ~		144	139
European Loan Conduit DAC 1.000% due 02/17/2030 •	EUR	3,582	3,705
First Horizon Mortgage Pass-Through Trust 3.213% due 08/25/2035 ~		$17	11
Frost CMBS DAC 1.150% (EUR003M + 1.150%) due 11/22/2026 ~	EUR	2,497	2,522
Grifonas Finance PLC 0.000% (EUR006M + 0.280%) due 08/28/2039 ~		118	117
GSMPS Mortgage Loan Trust 1.974% due 01/25/2036 •		$1,556	1,304
GSR Mortgage Loan Trust
2.668% due 11/25/2035 ~		15	14
3.037% due 06/25/2034 ~		19	19
3.146% due 11/25/2035 ^~		70	62
6.000% due 03/25/2037 ^		15	9
HarborView Mortgage Loan Trust
1.817% due 12/19/2036 •		1,015	893
2.052% due 05/19/2035 •		573	528
Impac CMB Trust 2.624% (US0001M + 1.000%) due 07/25/2033 ~		5	5
IndyMac INDX Mortgage Loan Trust 2.004% due 09/25/2046 •		186	167
JP Morgan Chase Commercial Mortgage Securities Trust 2.774% (US0001M + 1.450%) due 12/15/2031 ~		1,220	1,208
JP Morgan Mortgage Trust
2.417% due 07/25/2035 ~		237	233
2.753% due 11/25/2035 ^~		43	37
3.091% due 08/25/2034 ~		169	171
5.750% due 01/25/2036 ^		21	12
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ		4,049	3,773
1.750% due 04/25/2061 þ		2,695	2,539
1.750% due 07/25/2061 þ		4,473	4,136
2.250% due 07/25/2067 þ		2,306	2,160
3.000% due 06/25/2059 þ		1,598	1,597
London Wall Mortgage Capital PLC 1.570% due 11/15/2049 •	GBP	191	232
LUXE Commercial Mortgage Trust 2.724% due 10/15/2038 •		$10,800	10,368
MASTR Adjustable Rate Mortgages Trust
1.276% due 12/25/2046 •		3,745	3,118

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2022 (Unaudited)

1.276% (12MTA + 0.800%) due 12/25/2046 ~		4,184	3,691
Merrill Lynch Mortgage Investors Trust
2.044% due 02/25/2036 •		26	25
2.124% due 11/25/2035 •		11	11
2.820% due 02/25/2035 ~		277	266
3.586% (US0006M + 1.500%) due 12/25/2032 ~		1	1
Morgan Stanley Capital Trust 2.773% (US0001M + 1.449%) due 12/15/2023 ~		5,100	4,901
Natixis Commercial Mortgage Securities Trust 2.724% due 08/15/2038 •		6,300	6,028
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		3,051	2,957
NYO Commercial Mortgage Trust 2.870% (US0001M + 1.545%) due 11/15/2038 ~		8,000	7,593
Preston Ridge Partners Mortgage 3.720% due 02/25/2027 þ		4,474	4,314
PRET LLC
1.843% due 09/25/2051 þ		6,601	6,207
2.487% due 10/25/2051 ~		906	848
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		2,331	2,194
Prima Capital CRE Securitization Ltd. 3.500% due 04/15/2038		7,071	7,143
Prime Mortgage Trust 2.024% (US0001M + 0.400%) due 02/25/2034 ~		3	3
Residential Accredit Loans, Inc. Trust
1.259% due 10/25/2037 ~		1,321	1,218
1.964% due 01/25/2037 •		1,285	1,107
1.994% (US0001M + 0.370%) due 08/25/2036 ~		354	328
SREIT Trust 2.421% due 10/15/2038 •		9,000	8,568
Structured Adjustable Rate Mortgage Loan Trust 2.961% due 08/25/2035 ~		25	23
Structured Asset Mortgage Investments Trust 2.095% due 07/19/2035 •		122	114
Taurus UK DAC 1.458% due 05/17/2031 •	GBP	695	817
Thornburg Mortgage Securities Trust 4.783% due 06/25/2047 ^•		$197	162
Towd Point Mortgage Funding 1.361% due 07/20/2045 •	GBP	10,338	12,568
Towd Point Mortgage Trust 2.250% due 12/25/2061 ~		$6,910	6,762
WaMu Mortgage Pass-Through Certificates Trust
1.176% due 03/25/2047 ^•		1,632	1,455
1.226% due 06/25/2047 •		2,598	2,294
1.473% due 02/27/2034 •		11	11
1.476% due 02/25/2046 •		53	48
1.546% (12MTA + 1.070%) due 01/25/2046 ~		3,216	2,925
1.676% due 11/25/2042 •		7	7
1.876% (12MTA + 1.400%) due 08/25/2042 ~		4	4
1.994% due 05/25/2034 •		1,365	1,357
2.204% due 10/25/2045 •		10	10
3.176% due 07/25/2037 ^~		4,930	4,698
Washington Mutual Mortgage Pass-Through Certificates Trust 1.306% due 11/25/2046 •		5,283	4,535

Total Non-Agency Mortgage-Backed Securities (Cost $184,523)			178,443

ASSET-BACKED SECURITIES 27.0%
Aames Mortgage Investment Trust 2.614% due 07/25/2035 •		1,586	1,565
ACE Securities Corp. Home Equity Loan Trust
1.754% due 12/25/2036 •		4,627	2,747
1.844% (US0001M + 0.220%) due 11/25/2036 ~		2,553	1,195
2.524% due 09/25/2033 •		2,199	2,098
Aegis Asset-Backed Securities Trust 1.864% due 01/25/2037 •		354	285
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.599% due 07/25/2035 •		800	760
3.199% (US0001M + 1.575%) due 04/25/2034 ~		794	754
Apex Credit CLO Ltd. 3.696% due 09/20/2029 •		4,275	4,106
Ares European CLO DAC
0.780% due 10/15/2031 •	EUR	7,100	7,275
0.850% due 04/20/2032 •		5,600	5,716
Argent Securities Trust
2.104% due 06/25/2036 •		$6,006	1,896
2.164% due 05/25/2036 •		5,746	1,570
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.384% due 02/25/2036 •		5,843	4,758
2.494% due 06/26/2034 •		909	890
Asset-Backed Funding Certificates Trust
1.754% due 01/25/2037 •		2,158	1,575
2.674% due 03/25/2034 ^•		461	443

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2022 (Unaudited)

Asset-Backed Securities Corp. Home Equity Loan Trust
2.434% due 06/25/2034 •		3,430	3,196
2.584% due 07/25/2035 •		77	76
Aurium CLO DAC 0.730% due 01/16/2031 •	EUR	11,300	11,634
Bayview Financial Asset Trust 2.074% due 03/25/2037 •		$429	408
Bear Stearns Asset-Backed Securities Trust
1.974% (US0001M + 0.350%) due 05/25/2037 ^~		11,500	9,759
2.574% due 10/25/2037 •		1,467	1,405
2.890% due 10/25/2036 ~		192	119
Benefit Street Partners CLO Ltd.
1.994% due 10/15/2030 •		2,700	2,650
2.544% due 10/15/2030 •		4,800	4,572
Black Diamond CLO DAC 0.980% (EUR003M + 0.980%) due 05/15/2032 ~	EUR	5,300	5,428
BNC Mortgage Loan Trust 1.944% due 10/25/2036 •		$579	569
BNPP AM Euro CLO DAC 0.820% due 07/22/2032 •	EUR	7,500	7,629
BPCRE Holder LLC 3.907% due 01/18/2037 •		$4,600	4,536
Cairn CLO DAC 0.780% (EUR003M + 0.780%) due 10/15/2031 ~	EUR	2,400	2,451
Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		4,200	4,300
0.890% due 08/15/2032 •		4,400	4,473
CarNow Auto Receivables Trust 3.440% due 07/15/2024		$997	993
CIFC Funding Ltd. 2.734% due 04/25/2033 •		3,600	3,419
CIT Mortgage Loan Trust
2.974% due 10/25/2037 •		769	765
3.124% due 10/25/2037 •		4,100	3,839
Citigroup Mortgage Loan Trust
1.944% (US0001M + 0.320%) due 09/25/2036 ~		4,200	3,216
2.144% due 03/25/2036 •		4,650	4,356
Citigroup Mortgage Loan Trust, Inc. 1.884% due 03/25/2037 •		857	779
Countrywide Asset-Backed Certificates 2.024% due 02/25/2037 •		847	774
Countrywide Asset-Backed Certificates Trust
1.764% due 05/25/2037 •		2,412	2,284
1.764% due 07/25/2037 ^•		1,639	1,606
1.764% due 06/25/2047 ^•		1,034	944
1.774% (US0001M + 0.150%) due 04/25/2047 ^~		48	48
1.874% due 02/25/2036 •		795	771
1.874% due 06/25/2047 •		1,284	1,230
1.884% due 12/25/2036 ^•		1,433	1,303
1.914% due 10/25/2047 •		4,100	3,706
2.024% due 08/25/2036 •		667	663
2.144% due 12/25/2036 ^•		3,737	3,522
2.209% (US0001M + 0.585%) due 05/25/2036 ~		2,185	2,122
Credit Suisse First Boston Mortgage Securities Corp. 2.244% due 01/25/2032 •		3	3
Credit-Based Asset Servicing & Securitization Trust 2.124% due 07/25/2036 •		1,893	1,798
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •	EUR	6,200	6,342
Dryden Euro CLO DAC 0.860% due 05/15/2034 •		3,800	3,853
ECMC Group Student Loan Trust 2.624% due 07/25/2069 •		$2,047	1,987
Ellington Loan Acquisition Trust 2.724% due 05/25/2037 •		1,093	1,058
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	2,400	2,452
First Franklin Mortgage Loan Trust
1.734% due 12/25/2037 •		$961	918
1.924% (US0001M + 0.300%) due 08/25/2036 ~		2,276	2,129
2.104% due 05/25/2036 •		1,900	1,518
First NLC Trust 2.359% (US0001M + 0.735%) due 02/25/2036 ~		14,622	12,566
FREED ABS Trust
1.010% due 11/20/2028		8,000	7,757
1.910% due 03/19/2029		7,200	6,938
Fremont Home Loan Trust 1.684% (US0001M + 0.060%) due 01/25/2037 ~		7	3
Galaxy CLO Ltd. 2.014% (US0003M + 0.970%) due 10/15/2030 ~		1,600	1,574
Gallatin CLO Ltd. 2.694% due 07/15/2031 •		3,850	3,708
GE-WMC Asset-Backed Pass-Through Certificates 2.264% due 12/25/2035 •		8,701	8,281
GLS Auto Receivables Issuer Trust
1.723% due 06/15/2023		5,500	5,472

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2022 (Unaudited)

3.550% due 01/15/2026		10,100	10,052
GSAMP Trust
1.774% due 08/25/2036 •		2,751	2,704
1.824% due 01/25/2047 •		895	510
1.924% due 09/25/2036 •		2,220	895
2.314% due 11/25/2035 •		2,674	2,646
2.524% due 11/25/2035 •		274	263
Halseypoint Clo Ltd. 2.503% due 07/20/2031 •		1,650	1,627
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	2,100	2,150
0.680% due 10/20/2031 •		5,200	5,318
Home Equity Mortgage Loan Asset-Backed Trust 1.794% due 04/25/2037 •		$9,906	6,860
HSI Asset Securitization Corp. Trust
1.774% (US0001M + 0.150%) due 12/25/2036 ~		6,921	6,315
2.089% (US0001M + 0.465%) due 03/25/2036 ~		16,848	15,281
JP Morgan Mortgage Acquisition Trust
1.894% due 07/25/2036 •		1,057	899
1.894% due 08/25/2036 •		1,100	1,017
1.924% (US0001M + 0.300%) due 03/25/2037 ~		5,503	5,187
KKR CLO Ltd.
1.984% due 07/18/2030 •		3,000	2,952
2.204% due 07/15/2034 •		2,250	2,179
2.644% due 07/18/2030 •		5,200	5,017
LCM LP 2.544% due 07/19/2027 •		4,600	4,461
LL ABS Trust 3.760% due 11/15/2029		5,312	5,263
Long Beach Mortgage Loan Trust
2.184% due 10/25/2034 •		12	12
2.539% due 08/25/2035 •		2,200	1,964
M360 Ltd. 3.876% (US0001M + 2.250%) due 11/22/2038 ~		3,800	3,748
Madison Park Euro Funding DAC 0.740% (EUR003M + 0.740%) due 10/25/2030 ~	EUR	2,400	2,461
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		1,145	1,176
MASTR Asset-Backed Securities Trust 1.724% due 11/25/2036 •		$8,010	5,063
Merrill Lynch Mortgage Investors Trust 2.164% due 01/25/2037 •		9,461	9,108
MF1 Ltd. 2.542% due 02/19/2037 •		8,700	8,288
Morgan Stanley ABS Capital, Inc. Trust
1.754% (US0001M + 0.130%) due 02/25/2037 ~		1,949	1,753
1.764% (US0001M + 0.140%) due 05/25/2037 ~		448	397
1.804% due 02/25/2037 •		1,508	523
1.839% due 03/25/2037 •		8,876	3,886
1.854% due 09/25/2036 •		765	362
1.924% (US0001M + 0.300%) due 06/25/2036 ~		1,547	888
1.984% due 02/25/2037 •		9,521	3,328
2.554% due 07/25/2035 •		3,447	3,380
Morgan Stanley Mortgage Loan Trust 1.804% due 12/25/2036 •		2,363	1,063
Nassau Ltd. 2.194% (US0003M + 1.150%) due 10/15/2029 ~		2,991	2,978
Oaktree CLO Ltd. 2.183% due 10/20/2032 •		4,600	4,469
Option One Mortgage Loan Trust
1.724% (US0001M + 0.100%) due 07/25/2036 ~		2,564	1,357
1.754% (US0001M + 0.130%) due 07/25/2037 ~		3,271	2,514
OZLM Ltd.
2.513% due 07/20/2032 •		3,700	3,579
2.763% due 07/20/2032 •		2,250	2,136
Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		2,159	2,101
4.970% due 01/15/2030		3,500	3,478
Palmer Square European Loan Funding DAC
0.730% due 07/15/2031 •	EUR	6,326	6,500
0.780% due 04/15/2031 •		7,568	7,833
Popular ABS Mortgage Pass-Through Trust 1.954% (US0001M + 0.330%) due 07/25/2036 ~		$1,635	1,571
PRET LLC
1.744% due 07/25/2051 þ		2,471	2,318
1.868% due 07/25/2051 þ		2,477	2,237
2.487% due 10/25/2051 þ		4,713	4,431
3.721% due 07/25/2051 þ		6,174	5,893
5.240% due 04/25/2052 þ		4,939	4,859
Providus CLO DAC 0.750% (EUR003M + 0.750%) due 07/15/2031 ~	EUR	2,800	2,858
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		$2,652	2,526
4.320% due 09/25/2030		2,100	2,067
Residential Asset Mortgage Products Trust 2.689% (US0001M + 0.710%) due 05/25/2035 ~		3,017	2,859

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2022 (Unaudited)

Residential Asset Securities Corp. Trust
2.284% due 12/25/2035 •		10,019	9,710
2.329% (US0001M + 0.705%) due 11/25/2035 ~		13,000	12,481
Saxon Asset Securities Trust 2.299% due 11/25/2037 •		3,316	3,253
Sculptor European CLO DAC 0.790% due 01/14/2032 •	EUR	11,100	11,231
Securitized Asset-Backed Receivables LLC Trust
1.714% due 05/25/2037 •		$10,279	6,809
2.124% due 05/25/2036 •		2,690	1,581
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	3,100	3,158
SMB Private Education Loan Trust
2.850% due 11/16/2054		$14,095	13,059
4.550% due 02/16/2055		6,800	6,667
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,910	3,750
Sound Point CLO Ltd. 2.164% due 07/25/2030 •		600	590
Soundview Home Loan Trust
2.089% due 02/25/2036 •		3,100	2,935
2.464% (US0001M + 0.840%) due 08/25/2035 ^~		2,989	2,795
2.704% (US0001M + 1.080%) due 07/25/2035 ~		2,600	2,563
Starwood Mortgage Trust 2.579% due 11/15/2038 •		13,200	12,575
Structured Asset Investment Loan Trust 1.774% due 09/25/2036 •		383	373
Structured Asset Securities Corp. Mortgage Loan Trust 2.274% due 04/25/2031 •		4,830	4,665
Symphony Static CLO Ltd. 2.014% (US0003M + 0.830%) due 10/25/2029 ~		2,372	2,329
TCI-Symphony CLO Ltd. 2.571% due 10/13/2032 •		6,330	5,957
Telos CLO Ltd. 1.994% due 04/17/2028 •		76	76
Theorem Funding Trust 1.210% due 12/15/2027		2,790	2,728
TICP CLO Ltd. 1.903% (US0003M + 0.840%) due 04/20/2028 ~		823	818
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	5,400	5,517
Towd Point Mortgage Trust
2.624% (US0001M + 1.000%) due 05/25/2058 ~		$1,781	1,763
3.201% due 10/25/2057 ~		4,900	4,337
Trestles CLO Ltd. 2.268% (US0003M + 1.170%) due 07/21/2034 ~		2,250	2,185
Upstart Structured Pass Throug 4.250% due 06/17/2030		2,301	2,260
Venture CLO Ltd.
2.083% due 04/20/2029 •		3,121	3,080
2.628% due 08/28/2029 •		6,704	6,660
2.686% due 07/30/2032 •		4,300	4,133
3.036% (US0003M + 1.750%) due 07/30/2032 ~		5,200	4,880
WaMu Asset-Backed Certificates WaMu Trust 1.794% (US0001M + 0.170%) due 07/25/2047 ~		1,473	1,138

Total Asset-Backed Securities (Cost $574,481)			549,151

SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,223	270
1.000% due 07/09/2029		307	72
1.125% due 07/09/2035 þ		2,698	571
2.500% due 07/09/2041 þ		9,150	2,379
Brazil Government International Bond 4.750% due 01/14/2050		2,644	1,799
Israel Government International Bond 1.250% due 11/30/2022	ILS	9,200	2,636

Total Sovereign Issues (Cost $12,206)			7,727

		SHARES
PREFERRED SECURITIES 1.1%
BANKING & FINANCE 0.2%
CaixaBank SA
6.000% due 07/18/2022 •(e)(f)		200,000	210
6.750% due 06/13/2024 •(e)(f)		600,000	607
JPMorgan Chase & Co. 4.709% (US0003M + 3.470%) due 10/30/2022 ~(e)		1,227,000	1,165
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(e)		504,225	514

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2022 (Unaudited)

Truist Financial Corp. 4.950% due 09/01/2025 •(e)		2,300,000	2,245

			4,741

UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(e)(g)		700,035	17,773

Total Preferred Securities (Cost $24,099)			22,514

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 41.8%
REPURCHASE AGREEMENTS (h) 14.4%			292,944

SHORT-TERM NOTES 2.2%
AmeriCredit Automobile Receivables Trust 2.192% due 06/19/2023		$11,600	11,596
Enterprise Fleet Financing LLC 2.764% due 06/20/2023		22,100	22,126
Exeter Automobile Receivables Trust 1.865% due 06/15/2023		11,200	11,194

			44,916

ISRAEL TREASURY BILLS 1.8%
(0.026)% due 08/03/2022 - 01/04/2023 (b)(c)	ILS	124,600	35,598

U.S. TREASURY BILLS 17.6%
1.101% due 07/07/2022 - 09/29/2022 (b)(c)(l)		$359,700	359,153

U.S. TREASURY CASH MANAGEMENT BILLS 5.8%
1.197% due 09/13/2022 - 10/04/2022 (b)(c)(l)		118,200	117,818

Total Short-Term Instruments (Cost $854,371)			850,429

Total Investments in Securities (Cost $2,270,002)			2,180,146

		SHARES
INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short Asset Portfolio		8,036,985	78,586
PIMCO Short-Term Floating NAV Portfolio III		15,678	152

Total Short-Term Instruments (Cost $80,723)			78,738

Total Investments in Affiliates (Cost $80,723)			78,738

Total Investments 111.0% (Cost $2,350,725)			$2,258,884
Financial Derivative Instruments (i)(k) (9.3)%(Cost or Premiums, net $(14,310))			(188,489)
Other Assets and Liabilities, net (1.7)%			(34,768)

Net Assets 100.0%			$2,035,627

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$18,934	$17,773	0.87%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$26,244	U.S. Treasury Notes 3.000% due 06/30/2024	$(26,769)	$26,244	$26,244
JPS	1.450	06/23/2022	07/07/2022	50,000	U.S. Treasury Bills 0.000% due 12/22/2022	(50,428)	50,000	50,016
1.500	06/30/2022	07/14/2022	35,000	U.S. Treasury Bills 0.000% due 12/29/2022	(35,728)	35,000	35,002
STR	1.450	06/30/2022	07/01/2022	181,700	U.S. Treasury Notes 0.750% due 07/15/2028	(185,334)	181,700	181,707

Total Repurchase Agreements	$(298,259)	$292,944	$292,969

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

U.S. Government Agencies (6.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2037	$26,300	$(24,629)	$(24,556)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2052	65,700	(56,576)	(56,974)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2052	47,400	(42,603)	(42,592)

Total U.S. Government Agencies	(123,808)	(124,122)

Sovereign Issues (0.6)%
Canada Government International Bond	2.750%	12/01/2048	CAD	17,000	(11,710)	(12,255)

Total Short Sales (6.7)%	$(135,518)	$(136,377)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $(44) of accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index September Futures	09/2022	3,334	$631,710	$(14,954)	$0	$(5,292)
U.S. Treasury 30-Year Bond September Futures	09/2022	260	36,043	(191)	439	0

$(15,145)	$439	$(5,292)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	124	$(19,333)	$558	$0	$(468)
Euro-Buxl 30-Year Bond September Futures	09/2022	23	(3,942)	170	0	(170)
U.S. Treasury 2-Year Note September Futures	09/2022	1,194	(250,759)	780	0	(672)
U.S. Treasury 5-Year Note September Futures	09/2022	1,380	(154,905)	914	0	(970)
U.S. Treasury 10-Year Note September Futures	09/2022	1,297	(153,735)	866	0	(1,317)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	73	(11,267)	117	0	(171)

$3,405	$0	$(3,768)

Total Futures Contracts	$(11,740)	$439	$(9,060)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2024	1.030%	$900	$14	$(12)	$2	$0	$(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.142	3,000	49	(57)	(8)	0	(2)
Boeing Co.	1.000	Quarterly	06/20/2023	1.520	2,800	8	(21)	(13)	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	3,500	(12)	(186)	(198)	0	(5)
General Electric Co.	1.000	Quarterly	06/20/2026	1.530	2,400	18	(60)	(42)	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700	300	4	(12)	(8)	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	2.634	7,900	1,572	(825)	747	0	(11)
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.084	EUR	4,300	29	(122)	(93)	0	(7)
Stellantis NV	5.000	Quarterly	12/20/2026	2.172	4,200	971	(447)	524	0	(28)

$2,653	$(1,742)	$911	$0	$(57)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$4,600	$(169)	$(435)	$(604)	$0	$(2)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	100	(4)	(7)	(11)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	14,200	(505)	(1,340)	(1,845)	0	(14)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	1,584	154	(167)	(13)	0	(3)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	10,296	326	(612)	(286)	0	(13)
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	900	20	(12)	8	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	9,900	243	(197)	46	0	(3)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	7,600	169	(150)	19	0	(1)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	227,900	2,877	(2,880)	(3)	0	(44)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	EUR	24,800	1,597	(2,365)	(768)	0	(236)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	44,300	1,321	(1,235)	86	0	(87)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	87,500	638	(1,420)	(782)	0	(235)

$6,667	$(10,820)	$(4,153)	$0	$(638)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2022 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	43,300	$(4,200)	$(3,421)	$(7,621)	$788	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		18,700	4,074	3,122	7,196	0	(556)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		$9,600	60	(880)	(820)	61	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		37,400	(1,231)	(2,976)	(4,207)	244	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		7,800	162	(954)	(792)	62	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		33,300	(949)	(3,554)	(4,503)	260	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	13,700	(109)	(1,528)	(1,637)	86	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		5,600	37	(1,128)	(1,091)	32	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$37,000	(403)	748	345	0	(4)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		131,000	37	5,213	5,250	0	(174)
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		325,000	0	(18,357)	(18,357)	784	0
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024		712,500	0	(41,485)	(41,485)	1,737	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		48,200	3	197	200	0	(178)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		631,400	(19,702)	53,485	33,783	0	(2,146)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		5,500	163	(543)	(380)	22	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		160,000	(516)	(13,622)	(14,138)	688	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,200	(153)	526	373	0	(296)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		227,300	4,862	(23,870)	(19,008)	1,302	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	01/31/2028		44,400	2	885	887	0	(293)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		88,500	(5,227)	(7,149)	(12,376)	534	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		36,600	(107)	3,435	3,328	0	(260)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		100,900	2,598	(15,556)	(12,958)	721	0
Pay	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		172,700	(8,502)	(17,572)	(26,074)	1,290	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2035		332,800	(4,850)	74,095	69,245	0	(3,535)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		47,100	6,861	(20,272)	(13,411)	345	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		28,300	5,758	3,779	9,537	0	(193)
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	44,400	(4,174)	(4,379)	(8,553)	769	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		16,200	1,955	3,809	5,764	0	(419)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	700	(1)	(91)	(92)	1	0
Pay	UKRPI	3.593	Maturity	11/15/2028		4,200	0	(485)	(485)	9	0
Pay	UKRPI	3.595	Maturity	11/15/2028		15,000	180	(1,907)	(1,727)	33	0

							$(23,372)	$(30,435)	$(53,807)	$9,768	$(8,054)

Total Swap Agreements							$(14,052)	$(42,997)	$(57,049)	$9,768	$(8,749)

(j)	Securities with an aggregate market value of $59,091 and cash of $32,259 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		07/2022		GBP	29,136			$36,839	$1,372		$0
		07/2022			$36,643		CAD	46,889	107		(323)
		07/2022			18,125		DKK	127,432	0		(170)
		08/2022		DKK	127,174			$18,125	174		0
BPS		07/2022		CAD	32,672			25,497	219		(105)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2022 (Unaudited)

07/2022	$146,469	EUR	139,232	0	(561)
07/2022	12,899	GBP	10,593	3	(7)
08/2022	EUR	138,297	$145,726	531	0
08/2022	$4,701	ZAR	75,062	0	(107)
11/2022	496	7,955	0	(14)
CBK	08/2022	ILS	46,016	$14,694	1,499	0
10/2022	2,801	896	88	0
11/2022	27,324	8,729	832	0
12/2022	28,102	8,973	835	0
01/2023	28,495	9,026	757	0
DUB	07/2022	DKK	37,655	5,576	271	0
12/2022	ILS	1,200	379	32	0
12/2022	$61	ZAR	957	0	(3)
GLM	07/2022	BRL	22,961	$4,622	234	0
07/2022	$4,417	BRL	22,961	0	(30)
08/2022	BRL	22,961	$4,382	32	0
09/2022	HKD	885	113	0	0
11/2022	ZAR	4,283	267	7	0
HUS	07/2022	$12,466	CAD	15,740	0	(238)
08/2022	CNH	833	$124	0	0
05/2023	839	125	0	(1)
JPM	08/2022	351	52	0	0
08/2022	KRW	55,117	43	1	0
08/2022	SGD	25	18	0	0
MYI	07/2022	DKK	131,478	19,509	985	0
07/2022	$5,945	DKK	41,685	0	(72)
08/2022	DKK	26,690	$3,801	34	0
08/2022	KRW	71,338	56	1	0
RBC	08/2022	ZAR	75,062	4,772	178	0
09/2022	$11,189	MXN	230,237	125	0
RYL	07/2022	CAD	15,698	$12,497	301	0
SCX	07/2022	15,150	11,723	0	(47)
08/2022	CNH	1,478	221	0	0
09/2022	$56	ZAR	873	0	(3)
SOG	07/2022	EUR	139,232	$149,647	3,739	0
07/2022	$34,413	GBP	28,277	9	0
08/2022	GBP	28,277	$34,429	0	(9)
09/2022	HKD	322	41	0	0
TOR	08/2022	$11,814	GBP	9,734	41	0
UAG	09/2022	MXN	228,462	$11,465	239	0
10/2022	TRY	3,954	234	21	0

Total Forward Foreign Currency Contracts	$12,667	$(1,690)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	166,100	$1,595	$4,035

Total Purchased Options	$1,595	$4,035

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	4,500	$(7)	$(3)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250	07/20/2022	1,400	(14)	(28)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	4,400	(20)	(10)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	3,400	(10)	(11)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	4,500	(8)	(2)
BRC	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	6,000	(27)	(13)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	08/17/2022	5,300	(13)	(9)
GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700	08/17/2022	4,500	(5)	(1)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	11,500	(26)	(18)
JPM	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	07/20/2022	8,900	(34)	(34)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.200	07/20/2022	2,600	(8)	(10)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.250	07/20/2022	3,500	(6)	(2)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	08/17/2022	9,200	(21)	(12)

$(199)	$(153)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	332,300	$(1,595)	$(4,532)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2022 (Unaudited)

Total Written Options									$(1,794)		$(4,685)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index			0.110%	Monthly	05/25/2046	$236	$(59)	$60	$1	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FAR	Receive	S&P 500 Total Return Index	7,064	2.020% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/03/2022	$56,466	$0	$(69)	$0	$(69)
	Receive	S&P 500 Total Return Index	25,210	1.374% (3-Month USD-LIBOR plus a specified spread)	Maturity	11/09/2022	229,824	0	(29,579)	0	(29,579)
	Receive	S&P 500 Total Return Index	50,419	1.965% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/17/2023	473,109	0	(70,993)	0	(70,993)
HUS	Receive	S&P 500 Total Return Index	9,006	1.616% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/10/2022	78,322	0	(6,540)	0	(6,540)
	Receive	S&P 500 Total Return Index	32,046	1.579% (3-Month USD-LIBOR plus a specified spread)	Maturity	11/23/2022	304,798	0	(50,335)	0	(50,335)
MBC	Receive	S&P 500 Total Return Index	2,757	1.930% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/19/2023	22,038	0	(25)	0	(25)
	Receive	S&P 500 Total Return Index	1,832	1.900% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/07/2023	14,644	0	(13)	0	(13)
	Receive	S&P 500 Total Return Index	31,203	1.960% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/07/2023	282,415	0	(33,529)	0	(33,529)
	Receive	S&P 500 Total Return Index	3,447	1.870% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/21/2023	27,553	0	(10)	0	(10)
RBC	Receive	S&P 500 Total Return Index	5,442	1.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/17/2022	43,500	0	(44)	0	(44)
	Receive	S&P 500 Total Return Index	234	1.312% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/21/2022	1,871	0	(7)	0	(7)
	Receive	S&P 500 Total Return Index	2,445	1.925% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	19,544	0	(22)	0	(22)
	Receive	S&P 500 Total Return Index	5,442	1.920% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/17/2023	43,500	0	(49)	0	(49)

								$0	$(191,215)	$0	$(191,215)

Total Swap Agreements								$(59)	$(191,155)	$1	$(191,215)

(l)

Securities with an aggregate market value of $200,265 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2022 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$175,880	$0	$175,880
Industrials	0	80,489	0	80,489
Utilities	0	11,212	0	11,212
Municipal Bonds & Notes
California	0	971	0	971
Illinois	0	338	0	338
Nevada	0	129	0	129
New York	0	1,124	0	1,124
U.S. Government Agencies	0	66,027	0	66,027
U.S. Treasury Obligations	0	235,712	0	235,712
Non-Agency Mortgage-Backed Securities	0	178,443	0	178,443
Asset-Backed Securities	0	549,151	0	549,151
Sovereign Issues	0	7,727	0	7,727
Preferred Securities
Banking & Finance	0	4,741	0	4,741
Utilities	0	0	17,773	17,773
Short-Term Instruments
Repurchase Agreements	0	292,944	0	292,944
Short-Term Notes	0	44,916	0	44,916
Israel Treasury Bills	0	35,598	0	35,598
U.S. Treasury Bills	0	359,153	0	359,153
U.S. Treasury Cash Management Bills	0	117,818	0	117,818

	$0	$2,162,373	$17,773	$2,180,146
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$78,738	$0	$0	$78,738

Total Investments	$78,738	$2,162,373	$17,773	$2,258,884

Short Sales, at Value - Liabilities
Sovereign Issues	0	(12,255)	0	(12,255)
U.S. Government Agencies	0	(124,122)	0	(124,122)

	$0	$(136,377)	$0	$(136,377)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	10,207	0	10,207
Over the counter	0	16,703	0	16,703

	$0	$26,910	$0	$26,910
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,930)	(11,879)	0	(17,809)
Over the counter	0	(197,590)	0	(197,590)

	$(5,930)	$(209,469)	$0	$(215,399)

Total Financial Derivative Instruments	$(5,930)	$(182,559)	$0	$(188,489)

Totals	$72,808	$1,843,437	$17,773	$1,934,018

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO StocksPLUS® Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.4% ¤
CORPORATE BONDS & NOTES 7.8%
BANKING & FINANCE 5.3%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		$2,600	$2,266
Avolon Holdings Funding Ltd. 2.125% due 02/21/2026		400	346
Bank of America Corp. 2.843% (SOFRRATE + 1.330%) due 04/02/2026 ~		3,600	3,554
Barclays Bank PLC 7.625% due 11/21/2022 (g)		2,200	2,222
Barclays PLC
4.375% due 01/12/2026		200	198
4.836% due 05/09/2028		300	289
5.200% due 05/12/2026		400	399
7.250% due 03/15/2023 •(f)(g)	GBP	2,200	2,640
7.750% due 09/15/2023 •(f)(g)		$500	492
Citigroup, Inc. 2.876% due 07/24/2023 •		3,100	3,099
Credit Suisse AG
2.537% (SOFRINDX + 1.260%) due 02/21/2025 ~		3,100	3,062
6.500% due 08/08/2023 (g)		4,900	4,912
Credit Suisse Group AG
4.194% due 04/01/2031 •		250	221
7.500% due 07/17/2023 (f)(g)		800	740
7.500% due 12/11/2023 •(f)(g)		2,300	2,197
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	2,400	2,340
1.625% due 01/20/2027		6,200	5,826
1.750% due 01/17/2028		600	549
3.035% due 05/28/2032 •(h)		$500	396
Ford Motor Credit Co. LLC
1.514% due 02/17/2023	EUR	400	414
1.744% due 07/19/2024		1,000	971
2.748% due 06/14/2024	GBP	300	338
2.979% due 08/03/2022		$400	400
3.350% due 11/01/2022		500	497
3.375% due 11/13/2025		600	542
3.550% due 10/07/2022		400	399
4.063% due 11/01/2024		200	190
5.125% due 06/16/2025		400	383
GA Global Funding Trust 2.148% (SOFRRATE + 1.360%) due 04/11/2025 ~		5,900	5,794
Goldman Sachs Group, Inc.
2.905% due 07/24/2023 •		11,300	11,297
3.000% due 03/15/2024		5,300	5,234
HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	1,600	1,751
2.848% due 06/04/2031 •		$800	677
2.999% due 03/10/2026 •		11,000	10,484
5.250% due 09/16/2022 •(f)(g)	EUR	1,800	1,864
6.250% due 03/23/2023 •(f)(g)		$600	589
Hyundai Capital Services, Inc. 0.750% due 09/15/2023		5,200	5,006
Lloyds Banking Group PLC
3.511% due 03/18/2026 •		3,800	3,703
4.550% due 08/16/2028		700	685
5.125% due 12/27/2024 •(f)	GBP	600	674
Mizuho Financial Group, Inc. 2.721% due 07/16/2023 •		$2,100	2,100
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		100	87
2.650% due 07/13/2022		1,600	1,600
2.750% due 03/09/2028		700	586
Societe Generale SA
3.000% due 01/22/2030		1,100	936
4.000% due 01/12/2027		800	762
7.875% due 12/18/2023 •(f)(g)		1,100	1,081
Standard Chartered PLC 0.991% due 01/12/2025 •		1,100	1,040
UBS Group AG 1.364% due 01/30/2027 •		800	710
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	900	756

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2022 (Unaudited)

1.741% due 05/04/2030 •	700	653
2.879% due 10/30/2030 •	$600	528

		98,479

INDUSTRIALS 2.2%
Broadcom, Inc.
3.187% due 11/15/2036	36	27
3.419% due 04/15/2033	3,200	2,650
3.469% due 04/15/2034	1,250	1,019
4.000% due 04/15/2029	4,000	3,710
4.150% due 11/15/2030	282	259
4.300% due 11/15/2032	600	546
4.926% due 05/15/2037	381	342
Citrix Systems, Inc. 1.250% due 03/01/2026	1,300	1,259
DAE Funding LLC
1.550% due 08/01/2024	1,900	1,781
1.625% due 02/15/2024	2,000	1,895
2.625% due 03/20/2025	600	559
3.375% due 03/20/2028	500	441
Energy Transfer LP
4.250% due 03/15/2023	200	200
5.000% due 10/01/2022	100	100
Expedia Group, Inc. 6.250% due 05/01/2025	300	309
Imperial Brands Finance PLC 3.500% due 02/11/2023	300	298
Magallanes, Inc.
3.428% due 03/15/2024	1,700	1,668
3.638% due 03/15/2025	1,700	1,649
3.755% due 03/15/2027	1,700	1,596
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	6,300	5,788
4.810% due 09/17/2030	600	534
Quanta Services, Inc. 0.950% due 10/01/2024	6,243	5,779
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	900	909
5.625% due 03/01/2025	400	409
Sands China Ltd.
2.550% due 03/08/2027	1,600	1,168
4.875% due 06/18/2030	500	366
5.125% due 08/08/2025	1,800	1,513
5.400% due 08/08/2028	500	386
T-Mobile USA, Inc.
2.250% due 02/15/2026	200	180
2.875% due 02/15/2031	400	333
3.500% due 04/15/2025	3,400	3,330

		41,003

UTILITIES 0.3%
Enel Finance International NV 1.375% due 07/12/2026	800	703
Pacific Gas & Electric Co.
1.700% due 11/15/2023	2,800	2,700
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~	2,800	2,788

		6,191

Total Corporate Bonds & Notes (Cost $159,141)		145,673

U.S. GOVERNMENT AGENCIES 1.4%
Fannie Mae
0.000% due 08/25/2039 (a)(d)	40	34
1.150% due 05/25/2058 •	602	594
1.524% due 07/01/2044 •	15	15
1.744% due 03/25/2034 •	37	37
1.858% due 11/25/2022 •	59	59
1.874% due 05/25/2037 •	21	21
1.974% due 03/25/2037 - 07/25/2037 •	40	40
1.984% due 03/25/2037 •	23	23
2.004% due 07/25/2037 •	52	52
2.024% (US0001M + 0.400%) due 09/25/2035~	117	116
2.069% due 02/25/2037 •	49	49
2.071% due 12/01/2033 •	47	47
2.137% due 11/01/2035 •	38	40
2.344% due 06/25/2037 •	126	128
2.352% due 05/01/2038 •	170	175
2.374% due 03/25/2038 - 11/25/2039 •	98	99
2.374% (US0001M + 0.750%) due 01/25/2040 ~	35	35
2.444% (US0001M + 0.820%) due 12/25/2039 ~	66	67
2.524% due 07/25/2039 •	34	34

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2022 (Unaudited)

2.940% due 04/01/2035 •	60	60
3.000% due 10/25/2040	631	613
3.965% due 12/01/2036 •	37	38
4.249% due 11/01/2028 •	2	3
4.384% due 11/01/2027 •	3	3
4.472% due 07/01/2028 •	2	2
4.496% due 04/01/2028 •	1	1
4.567% due 11/01/2028 •	3	3
5.000% due 04/25/2033	117	121
5.019% due 09/01/2034 •	20	22
5.575% due 08/01/2029 •	1	1
Freddie Mac
1.240% due 07/15/2040 •	333	330
1.300% (US0001M + 0.500%) due 03/15/2042 ~	143	142
1.624% (US0001M + 0.300%) due 02/15/2037 ~	3	3
1.654% due 02/15/2037 •	11	11
1.664% due 02/15/2037 •	51	51
1.874% (US0001M + 0.550%) due 07/15/2041 ~	695	698
1.924% due 10/15/2037 •	42	42
1.994% due 08/15/2037 •	471	476
2.024% due 08/15/2037 •	913	923
2.034% due 10/15/2037 •	154	156
2.044% due 05/15/2037 - 09/15/2037 •	1,078	1,092
2.074% due 08/15/2036 •	61	62
2.174% due 11/15/2039 •	20	20
2.179% due 01/15/2038 •	219	223
2.485% due 09/01/2037 •	403	417
3.036% due 06/01/2035 •	118	121
4.000% due 11/01/2047	437	440
5.000% due 12/01/2026 - 04/01/2041	63	65
6.000% due 01/01/2029 - 02/01/2034	155	169
6.500% due 10/25/2043	415	438
Ginnie Mae
1.553% (US0001M + 0.750%) due 12/20/2065 ~	1,476	1,468
1.573% due 02/20/2066 •	1	1
1.603% (US0001M + 0.800%) due 01/20/2066 ~	238	236
1.625% (H15T1Y + 1.500%) due 08/20/2022 - 08/20/2026 ~	8	8
1.625% due 07/20/2027 •	40	40
1.750% (H15T1Y + 1.500%) due 12/20/2022 - 11/20/2025 ~	9	9
1.750% due 12/20/2027 •	13	13
1.803% due 01/20/2066 - 03/20/2066 •	4,143	4,138
1.875% (H15T1Y + 1.500%) due 05/20/2026 ~	10	10
1.875% due 04/20/2027 - 04/20/2041 •	945	954
1.953% due 03/20/2066 •	256	256
2.625% (H15T1Y + 1.500%) due 02/20/2026 - 03/20/2026 ~	21	22
2.625% due 01/20/2028 - 02/20/2028 •	20	20
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	11,427	11,170
8.000% due 03/01/2030 - 08/01/2030	6	5

Total U.S. Government Agencies (Cost $26,944)		26,761

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Bonds
3.000% due 02/15/2049 (m)	4,000	3,814
4.375% due 11/15/2039	2,800	3,237
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2030	2,931	2,798
0.500% due 01/15/2028	10,898	10,830
0.625% due 02/15/2043	126	111
0.750% due 07/15/2028 (k)(m)	3,109	3,133
0.750% due 02/15/2045	3,805	3,414
1.000% due 02/15/2046	1,098	1,042
1.000% due 02/15/2048	469	449
1.000% due 02/15/2049 (m)	7,961	7,677
1.375% due 02/15/2044	2,232	2,287
U.S. Treasury Notes
2.000% due 04/30/2024 (m)	300	295
2.625% due 12/31/2025	2,000	1,972
2.875% due 09/30/2023 (k)(m)	14,720	14,711
2.875% due 11/30/2023 (k)	1,380	1,379
3.000% due 09/30/2025 (m)	4,900	4,894
3.000% due 10/31/2025	5,000	4,993

Total U.S. Treasury Obligations (Cost $72,803)		67,036

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.4%
AREIT Trust 2.021% (SOFR30A + 1.250%) due 01/16/2037 ~	8,800	8,455
Ashford Hospitality Trust
2.224% due 04/15/2035 •	22,894	22,255
2.574% due 04/15/2035 •	7,105	6,838
Austin Fairmont Hotel Trust 2.374% due 09/15/2032 •	3,605	3,523

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2022 (Unaudited)

BAMLL Commercial Mortgage Securities Trust
2.374% due 04/15/2036 •		5,000	4,900
2.674% (US0001M + 1.350%) due 04/15/2036 ~		3,700	3,613
Bear Stearns Adjustable Rate Mortgage Trust
2.321% due 01/25/2034 ~		12	11
2.371% due 01/25/2034 ~		160	158
2.512% due 04/25/2033 ~		10	10
2.842% due 02/25/2033 ~		5	4
Bear Stearns ALT-A Trust
3.074% due 09/25/2035 ^~		75	50
3.128% due 11/25/2036 ~		3,216	2,108
3.199% due 01/25/2035 •		1,211	1,163
Bear Stearns Structured Products, Inc. Trust
2.999% due 12/26/2046 ^~		173	145
3.490% due 01/26/2036 ^~		252	209
BMO Mortgage Trust 3.378% due 02/15/2039 ~		5,737	5,319
Braemar Hotels & Resorts Trust 2.144% due 06/15/2035 •		3,200	3,103
BSREP Commercial Mortgage Trust 2.675% due 08/15/2038 •		12,300	11,802
BWAY Mortgage Trust 2.574% due 09/15/2036 •		5,000	4,815
BX Commercial Mortgage Trust 2.024% due 04/15/2034 •		10,500	10,197
Citigroup Mortgage Loan Trust 3.950% due 05/25/2035 •		31	30
Colony Mortgage Capital Ltd. 2.453% due 11/15/2038 •		5,480	5,312
Commercial Mortgage Trust 3.732% due 08/10/2049 ~		2,700	2,625
Countrywide Alternative Loan Trust 1.984% due 04/25/2046 •		1,885	1,755
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 11/25/2035 ^		762	486
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	1
1.081% due 03/25/2032 ~		37	35
5.021% due 06/25/2032 ~		5	5
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~		3,732	3,491
Credit Suisse Mortgage Capital Trust
1.115% due 01/25/2060 ~		1,815	1,609
1.796% due 12/27/2060 ~		2,280	2,154
2.725% due 07/15/2038 •		7,900	7,614
3.850% due 09/25/2057 ~		4,066	4,008
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.864% due 05/25/2036 •		2,671	2,530
Extended Stay America Trust
2.405% (US0001M + 1.080%) due 07/15/2038 ~		8,547	8,346
2.705% (US0001M + 1.380%) due 07/15/2038 ~		10,734	10,431
Fingal Securities RMBS DAC 0.570% (EUR003M + 1.000%) due 07/28/2055 ~	EUR	2,726	2,845
GCAT Trust 2.650% due 10/25/2068 ~		$8,431	8,131
GPMT Ltd. 2.862% (US0001M + 1.250%) due 07/16/2035 ~		1,634	1,607
GreenPoint Mortgage Funding Trust 2.164% (US0001M + 0.540%) due 11/25/2045 ~		135	119
GS Mortgage Securities Corp. Trust
2.424% (US0001M + 1.100%) due 12/15/2036 ~		1,150	1,131
2.474% (US0001M + 1.150%) due 08/15/2032 ~		8,250	8,052
2.824% due 08/15/2032 •		1,500	1,450
GS Mortgage Securities Trust 4.074% due 01/10/2047		4,500	4,486
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		2,940	2,802
GSR Mortgage Loan Trust
1.974% due 01/25/2034 •		10	10
2.867% due 01/25/2036 ^~		19	19
Hilton USA Trust 2.524% due 12/15/2034 •		900	868
Impac CMB Trust
2.164% due 05/25/2035 •		5,526	5,224
2.384% due 10/25/2033 •		3	3
Independence Plaza Trust 3.911% due 07/10/2035		3,300	3,186
JP Morgan Chase Commercial Mortgage Securities Trust
2.614% (US0001M + 1.290%) due 06/15/2038 ~		7,000	6,516
2.840% due 11/15/2038 •		8,900	8,489
Legacy Mortgage Asset Trust
1.991% due 09/25/2060 ~		221	216
3.000% due 09/25/2059 ~		2,369	2,290

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2022 (Unaudited)

Lehman Mortgage Trust 1.944% due 08/25/2036 ^•		764	564
Lehman XS Trust 1.984% due 11/25/2035 •		2,867	2,737
LUXE Commercial Mortgage Trust
2.374% due 10/15/2038 •		900	868
2.675% due 11/15/2038 •		10,600	10,187
MASTR Adjustable Rate Mortgages Trust
1.276% due 12/25/2046 •		3,760	3,130
1.276% (12MTA + 0.800%) due 12/25/2046 ~		4,194	3,700
MBRT 2.424% due 11/15/2036 •		500	487
Merrill Lynch Mortgage Investors Trust 2.044% due 02/25/2036 •		90	84
MHC Trust 2.174% due 05/15/2023 •		2,400	2,308
Morgan Stanley Capital Trust
2.450% due 12/15/2036 •		1,800	1,751
2.773% (US0001M + 1.449%) due 12/15/2023 ~		5,125	4,925
New Orleans Hotel Trust 2.313% due 04/15/2032 •		1,900	1,834
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		2,163	2,090
1.147% due 10/25/2058 ~		309	299
1.353% due 10/25/2058 ~		221	213
2.750% due 11/25/2059 ~		2,272	2,180
New York Mortgage Trust 1.670% due 08/25/2061 þ		11,462	10,527
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		686	645
Prima Capital CRE Securitization Ltd. 3.500% due 04/15/2038		6,900	6,973
Prime Mortgage Trust 2.024% (US0001M + 0.400%) due 02/25/2034 ~		20	20
Ready Capital Mortgage Financing LLC 2.574% due 07/25/2036 •		6,898	6,618
Ripon Mortgages PLC 1.351% due 08/28/2056 •	GBP	49,882	60,123
SFO Commercial Mortgage Trust 2.824% due 05/15/2038 •		$6,400	6,067
SREIT Trust 2.421% due 10/15/2038 •		9,000	8,568
Starwood Mortgage Residential Trust 2.175% due 05/25/2065 ~		2,564	2,367
Starwood Mortgage Trust
2.374% due 04/15/2034 •		2,500	2,429
2.674% due 04/15/2034 •		5,400	5,235
Structured Adjustable Rate Mortgage Loan Trust
1.944% due 10/25/2035 •		1,778	1,675
2.853% due 09/25/2035 ~		323	300
Structured Asset Mortgage Investments Trust
2.095% due 07/19/2035 ^•		154	144
2.184% (US0001M + 0.560%) due 02/25/2036 ~		175	161
3.905% due 06/25/2029 ~		39	39
Towd Point Mortgage Trust 2.250% due 12/25/2061 ~		6,679	6,537
Trinity Square PLC 1.300% (SONIO/N + 0.850%) due 07/15/2059 ~	GBP	8,380	10,136
TTAN 2.175% due 03/15/2038 •		$2,693	2,596
VASA Trust 2.224% due 07/15/2039 •		4,300	4,114
Verus Securitization Trust
1.020% due 04/25/2064 ~		2,560	2,445
1.277% due 04/25/2064 ~		325	311
1.380% due 04/25/2064 ~		488	466
WaMu Mortgage Pass-Through Certificates Trust
1.473% due 02/27/2034 •		126	123
1.676% due 11/25/2042 •		23	21
1.876% (12MTA + 1.400%) due 06/25/2042 ~		40	38
2.204% due 10/25/2045 •		49	47
Wells Fargo Commercial Mortgage Trust
2.584% due 09/15/2031 ~		7,300	6,669
2.786% due 09/15/2031 ~		1,300	1,175
Wells Fargo Mortgage-Backed Securities Trust 2.734% due 04/25/2036 ~		1,552	1,486

Total Non-Agency Mortgage-Backed Securities (Cost $406,494)			381,966

ASSET-BACKED SECURITIES 28.2%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		1,247	1,180
Aames Mortgage Investment Trust 2.539% (US0001M + 0.915%) due 10/25/2035 ~		2,200	2,075

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2022 (Unaudited)

ACC Auto Trust 1.080% due 04/15/2027		2,957	2,908
Accunia European CLO DAC 0.950% (EUR003M + 0.950%) due 07/15/2030 ~	EUR	2,242	2,320
ACE Securities Corp. Home Equity Loan Trust 1.944% due 10/25/2036 •		$3,191	1,379
AFC Home Equity Loan Trust 2.174% (US0001M + 0.550%) due 06/25/2028 ~		56	54
Affirm Asset Securitization Trust 1.030% due 08/17/2026		13,900	13,182
American Money Management Corp. CLO Ltd.
1.914% due 04/17/2029 •		16,132	15,927
2.352% (US0003M + 0.950%) due 11/10/2030 ~		1,300	1,279
2.444% due 04/17/2029 •		14,000	13,665
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.539% due 01/25/2035 •		928	910
Anchorage Capital CLO Ltd. 2.276% due 07/22/2032 •		2,650	2,576
Apidos CLO
1.974% due 07/17/2030 •		4,500	4,436
2.344% due 07/18/2029 •		10,500	10,239
Aqueduct European CLO DAC 0.640% (EUR003M + 0.640%) due 07/20/2030 ~	EUR	844	872
Arbor Realty Commercial Real Estate Notes Ltd. 2.294% (US0001M + 0.970%) due 12/15/2035 ~		$6,700	6,518
Ares CLO Ltd.
2.094% (US0003M + 1.050%) due 01/15/2032 ~		700	683
2.186% (US0003M + 1.050%) due 04/22/2031 ~		1,750	1,707
Ares European CLO DAC 0.780% due 10/15/2031 •	EUR	900	922
Argent Securities Trust 1.924% (US0001M + 0.300%) due 06/25/2036 ~		$4,250	2,960
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.494% due 06/26/2034 •		927	908
Asset-Backed Securities Corp. Home Equity Loan Trust 2.449% due 04/25/2034 •		1,226	1,149
Atrium Corp. 1.966% due 04/22/2027 •		3,897	3,840
Avant Loans Funding Trust 1.210% due 07/15/2030		5,000	4,717
Bear Stearns Asset-Backed Securities Trust
1.854% due 11/25/2036 •		815	747
2.599% due 11/25/2034 •		8,522	8,305
Benefit Street Partners CLO Ltd. 2.124% due 07/15/2032 •		12,400	12,168
Birch Grove CLO Ltd. 2.959% due 06/15/2031 •		1,600	1,573
Black Diamond CLO DAC
0.650% due 10/03/2029 •	EUR	95	99
0.860% due 01/20/2032 •		3,894	4,029
2.012% due 10/03/2029 •		$60	59
BlueMountain Fuji EUR CLO III DAC
0.720% due 01/15/2031 •	EUR	3,150	3,216
1.050% due 01/15/2031		500	506
BNPP AM Euro CLO DAC 0.600% due 04/15/2031 •		1,150	1,171
BSPRT Issuer Ltd. 2.424% (US0001M + 1.100%) due 03/15/2036 ~		$11,200	10,899
Cairn CLO DAC 0.780% (EUR003M + 0.780%) due 10/15/2031 ~	EUR	600	613
Carlyle Euro CLO DAC 0.700% due 01/15/2031 •		750	768
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •		1,550	1,596
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~		$1,700	1,669
Catamaran CLO Ltd. 2.236% due 04/22/2030 •		2,985	2,946
Chase Funding Trust 2.364% (US0001M + 0.740%) due 10/25/2032 ~		65	63
CIFC Funding Ltd. 2.134% (US0003M + 0.950%) due 10/24/2030 ~		1,700	1,673
CIT Mortgage Loan Trust 2.974% due 10/25/2037 •		1,057	1,053
Citigroup Mortgage Loan Trust
1.684% due 07/25/2045 •		378	285
1.784% due 12/25/2036 •		880	507
4.329% due 10/25/2037 þ		153	146
Citigroup Mortgage Loan Trust, Inc. 3.274% due 07/25/2037 •		708	706
Countrywide Asset-Backed Certificates 2.024% due 08/25/2034 •		475	449
Countrywide Asset-Backed Certificates Trust
1.764% due 08/25/2037 ^•		279	251

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2022 (Unaudited)

1.764% due 06/25/2047 ^•		1,450	1,325
1.824% (US0001M + 0.200%) due 06/25/2047 ^~		360	324
1.904% due 12/25/2046 •		8,054	7,463
2.164% due 03/25/2036 •		528	486
2.719% due 04/25/2036 ^•		8,900	8,443
Credit Suisse First Boston Mortgage Securities Corp. 2.244% due 01/25/2032 •		70	67
Credit-Based Asset Servicing & Securitization LLC 2.674% due 06/25/2035 •		1,995	1,940
Credit-Based Asset Servicing and Securitization LLC 3.199% due 03/25/2046 •		1,888	1,820
Dryden Euro CLO DAC 0.860% due 05/15/2034 •	EUR	3,900	3,954
Dryden Senior Loan Fund 2.064% due 04/15/2029 •		$2,732	2,696
Encina Equipment Finance LLC
0.500% due 09/15/2025		121	121
0.740% due 12/15/2026		1,200	1,172
First Franklin Mortgage Loan Trust
1.924% (US0001M + 0.300%) due 08/25/2036 ~		2,366	2,213
1.934% due 09/25/2036 •		3,579	3,346
2.104% due 05/25/2036 •		12,141	9,700
Foursight Capital Automobile Receivables Trust 2.600% due 01/15/2026		1,500	1,466
FREED ABS Trust 1.910% due 03/19/2029		7,000	6,745
GE-WMC Asset-Backed Pass-Through Certificates 2.264% due 12/25/2035 •		8,447	8,040
GSAA Home Equity Trust 2.124% (US0001M + 0.500%) due 01/25/2036 ~		845	361
GSAMP Trust
1.904% due 06/25/2036 •		202	194
2.524% due 11/25/2035 •		346	332
3.274% (US0001M + 1.650%) due 10/25/2034 ~		23	22
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	600	614
0.650% (EUR003M + 0.650%) due 06/26/2030 ~		1,088	1,120
HERA Commercial Mortgage Ltd. 2.662% due 02/18/2038 •		$2,200	2,164
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		9,600	8,989
Home Equity Mortgage Loan Asset-Backed Trust 1.884% due 08/25/2036 •		4,458	4,288
HSI Asset Securitization Corp. Trust 2.119% due 02/25/2036 •		635	610
Invesco Euro CLO DAC 0.650% (EUR003M + 0.650%) due 07/15/2031 ~	EUR	400	407
JP Morgan Mortgage Acquisition Trust 2.064% (US0001M + 0.440%) due 07/25/2036 ~		$2,200	2,007
Jubilee CLO DAC 0.519% (EUR003M + 0.800%) due 12/15/2029 ~	EUR	792	821
KVK CLO Ltd.
1.938% due 01/14/2028 •		$104	104
2.488% due 01/14/2028 •		2,635	2,615
LCCM Trust 2.524% due 12/13/2038 •		1,500	1,471
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		7,116	6,912
LL ABS Trust 1.070% due 05/15/2029		4,485	4,326
LMREC LLC 2.674% (US0001M + 1.050%) due 04/22/2037 ~		818	804
Long Beach Mortgage Loan Trust
2.052% due 04/21/2031 •		3,864	3,752
2.064% due 02/25/2036 •		1,054	1,026
2.184% due 10/25/2034 •		49	46
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •	EUR	299	307
Marathon CLO Ltd. 2.375% due 11/21/2027 •		$119	119
Mariner Finance Issuance Trust 1.860% due 03/20/2036		7,800	6,908
Merrill Lynch Mortgage Investors Trust 1.774% due 08/25/2037 •		808	757
MF1 Ltd.
2.623% due 07/16/2036 •		1,100	1,066
3.548% due 11/15/2035 •		12,000	11,886
MFA Trust 2.363% due 03/25/2060 þ		818	791
MidOcean Credit CLO 2.269% due 01/29/2030 •		2,728	2,693
Morgan Stanley ABS Capital, Inc. Trust
1.704% due 09/25/2036 •		29	13
1.734% due 12/25/2036 •		4,448	2,453

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2022 (Unaudited)

1.754% (US0001M + 0.130%) due 10/25/2036 ~		89	81
2.539% due 07/25/2034 •		886	859
Mountain View CLO LLC
2.084% (US0003M + 1.040%) due 01/16/2031 ~		22,900	22,465
2.134% (US0003M + 1.090%) due 10/16/2029 ~		1,650	1,630
Mountain View CLO Ltd. 2.371% due 10/13/2027 •		11,550	11,371
Navient Student Loan Trust 2.304% due 12/15/2059 •		4,600	4,523
Nelnet Student Loan Trust 2.474% due 02/25/2066 •		1,470	1,431
Newcastle Mortgage Securities Trust 1.964% due 04/25/2037 •		5,807	5,314
OZLM Ltd. 2.294% due 07/15/2034 •		9,375	9,127
Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		9,042	8,796
1.530% due 08/15/2029		10,851	10,508
2.030% due 10/15/2029		10,111	9,768
Palmer Square Loan Funding Ltd. 2.463% due 07/20/2029 •		14,900	14,319
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.554% (US0001M + 0.930%) due 05/25/2035 ~		4,326	4,016
PRET LLC
1.744% due 07/25/2051 þ		2,402	2,254
1.868% due 07/25/2051 þ		734	663
2.487% due 07/25/2051 þ		9,682	9,097
3.721% due 07/25/2051 þ		6,079	5,802
Residential Asset Mortgage Products Trust
1.984% due 08/25/2046 •		6,229	5,866
2.689% (US0001M + 0.710%) due 05/25/2035 ~		2,900	2,748
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	450	458
SMB Private Education Loan Trust
1.290% due 07/15/2053		$3,435	3,117
1.310% due 07/17/2051		3,913	3,633
1.340% due 03/17/2053		10,246	9,514
2.044% due 01/15/2037 •		7,746	7,590
2.850% due 11/16/2054		6,338	5,872
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,737	2,625
Sound Point CLO Ltd.
2.113% due 10/20/2028 •		1,778	1,757
2.863% (US0003M + 1.800%) due 07/20/2032 ~		6,100	5,841
Soundview Home Loan Trust 2.329% due 11/25/2035 •		1,988	1,964
Specialty Underwriting & Residential Finance Trust 2.599% (US0001M + 0.975%) due 12/25/2035 ~		148	145
Starwood Commercial Mortgage Trust 2.723% (US0001M + 1.200%) due 04/18/2038 ~		6,200	6,121
Structured Asset Securities Corp. Mortgage Loan Trust 2.269% due 02/25/2036 •		1,776	1,768
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.449% due 01/25/2035 •		2,406	2,396
Theorem Funding Trust 1.210% due 12/15/2027		3,593	3,513
THL Credit Wind River Clo Ltd. 2.694% (US0003M + 1.650%) due 04/15/2031 ~		10,800	10,292
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	5,500	5,619
Towd Point Asset Trust 2.312% due 11/20/2061 •		$10,147	10,015
Towd Point Mortgage Trust
2.624% (US0001M + 1.000%) due 05/25/2058 ~		2,429	2,403
2.900% due 10/25/2059 ~		2,361	2,293
3.000% due 01/25/2058 ~		193	190
Tricolor Auto Securitization Trust 0.740% due 04/15/2024		2,748	2,736
Upstart Securitization Trust 1.310% due 11/20/2031		5,680	5,471
Venture CLO Ltd.
2.113% due 07/20/2030 •		1,000	988
2.193% due 04/20/2032 •		950	930
2.628% due 08/28/2029 •		1,628	1,617
Veros Auto Receivables Trust 0.920% due 10/15/2026		2,396	2,352
Vibrant CLO Ltd. 3.046% due 06/20/2029 •		1,107	1,091

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2022 (Unaudited)

Wellfleet CLO Ltd. 1.953% due 07/20/2029 •		10,928	10,818

Total Asset-Backed Securities (Cost $550,599)			526,969

SOVEREIGN ISSUES 0.2%
Israel Government International Bond 0.750% due 07/31/2022	ILS	10,900	3,120

Total Sovereign Issues (Cost $3,321)			3,120

SHORT-TERM INSTRUMENTS 69.8%
COMMERCIAL PAPER 1.2%
Constellation Brands, Inc. 1.750% due 07/08/2022		$9,050	9,046
Crown Castle International Corp. 2.400% due 07/12/2022		9,300	9,294
International Flavors & Fragrances, Inc. 3.000% due 07/15/2022		4,550	4,546

			22,886

REPURCHASE AGREEMENTS (i) 51.1%			955,402

SHORT-TERM NOTES 1.1%
Enterprise Fleet Financing LLC 2.764% due 06/20/2023		19,800	19,823

ISRAEL TREASURY BILLS 1.7%
(0.016)% due 08/03/2022 - 01/04/2023 (c)(d)	ILS	114,000	32,603

U.S. TREASURY BILLS 13.0%
1.234% due 07/07/2022 - 09/29/2022 (c)(d)(m)		$243,601	243,049

			243,049

U.S. TREASURY CASH MANAGEMENT BILLS 1.7%
1.987% due 10/04/2022 - 11/01/2022 (b)(c)(d)(m)		32,700	32,490

Total Short-Term Instruments (Cost $1,309,356)			1,306,253

Total Investments in Securities (Cost $2,528,658)			2,457,778

Total Investments 131.4% (Cost $2,528,658)			$2,457,778
Financial Derivative Instruments (j)(l) (7.5)%(Cost or Premiums, net $2,558)			(140,584)
Other Assets and Liabilities, net (23.9)%			(446,598)

Net Assets 100.0%			$1,870,596

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default
~

Variable rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	When issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.035%	05/28/2032	06/11/2021	$506	$396	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i) REPURCHASE AGREEMENTS
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	1.520%	07/01/2022	07/05/2022	$451,200	U.S. Treasury Bonds 2.875% due 05/15/2043	$(458,960)	$451,200	$451,200
FICC	0.400	06/30/2022	07/01/2022	24,602	U.S. Treasury Notes 3.000% due 06/30/2024	(25,094)	24,602	24,602
JPS	1.400	06/30/2022	07/01/2022	53,800	U.S. Treasury Bonds 2.000% due 08/15/2051	(55,147)	53,800	53,802
NOM	1.480	06/30/2022	07/01/2022	425,800	U.S. Treasury Bonds 1.480% due 08/15/2049 - 02/15/2050	(437,573)	425,800	425,818

Total Repurchase Agreements	$(976,774)	$955,402	$955,422

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

Sovereign Issues (0.1)%
Canada Government International Bond	2.750%	12/01/2048	CAD	3,400	$(2,505)	$(2,451)

Total Short Sales (0.1)%	$(2,505)	$(2,451)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $(9) of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index September Futures	09/2022	3,345	$633,794	$(14,744)	$0	$(5,310)
U.S. Treasury 2-Year Note September Futures	09/2022	329	69,095	(196)	185	0
U.S. Treasury 5-Year Note September Futures	09/2022	62	6,960	(30)	44	0
U.S. Treasury 30-Year Bond September Futures	09/2022	108	14,972	(109)	182	0

$(15,079)	$411	$(5,310)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	16	$(2,495)	$68	$0	$(60)
U.S. Treasury 10-Year Note September Futures	09/2022	297	(35,204)	222	0	(302)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	153	(23,615)	688	0	(359)
United Kingdom Long Gilt September Futures	09/2022	2	(277)	10	0	(4)

$988	$0	$(725)

Total Futures Contracts	$(14,091)	$411	$(6,035)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.952%	$3,400	$43	$(40)	$3	$0	$(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.142	3,700	62	(80)	(18)	0	(3)
AT&T, Inc.	1.000	Quarterly	12/20/2026	1.227	800	12	(19)	(7)	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2022	1.222	200	0	0	0	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	1.520	8,600	29	(70)	(41)	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2023	1.745	4,000	29	(71)	(42)	0	(4)
General Electric Co.	1.000	Quarterly	06/20/2026	1.530	2,000	15	(53)	(38)	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700	300	4	(12)	(8)	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	2.634	7,500	1,393	(684)	709	0	(10)
Stellantis NV	5.000	Quarterly	06/20/2026	1.941	EUR	4,600	1,065	(505)	560	0	(24)
Stellantis NV	5.000	Quarterly	12/20/2026	2.172	1,200	278	(128)	150	0	(8)

$2,930	$(1,662)	$1,268	$0	$(55)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$100	$(3)	$(9)	$(12)	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	8,800	(313)	(830)	(1,143)	0	(9)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	4,257	165	(283)	(118)	0	(5)
iTraxx Asia Ex-Japan 37 5-Year Index	1.000	Quarterly	06/20/2027	4,600	(22)	(62)	(84)	0	(12)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	EUR	3,600	16	(48)	(32)	0	(10)

$(157)	$(1,232)	$(1,389)	$0	$(36)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month CAD-Bank Bill	2.750%	Semi-Annual	12/18/2048	CAD	4,100	$(60)	$(430)	$(490)	$26	$0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023	$219,600	(2,625)	7,401	4,776	0	(138)
Pay	3-Month USD-LIBOR	0.375	Semi-Annual	07/06/2024	119,600	0	(6,778)	(6,778)	297	0
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024	53,900	0	(3,044)	(3,044)	130	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	15,200	(628)	1,441	813	0	(52)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	72,100	992	5,967	6,959	0	(337)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	27,100	(1,476)	(2,314)	(3,790)	164	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030	11,300	(202)	1,230	1,028	0	(80)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030	7,700	(36)	527	491	0	(54)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	74,200	3,587	(13,116)	(9,529)	530	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	20,000	(1,348)	(2,312)	(3,660)	148	0
Receive	3-Month USD-LIBOR	1.219	Semi-Annual	07/06/2031	28,000	0	3,979	3,979	0	(201)
Receive	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031	11,500	0	1,585	1,585	0	(81)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050	1,100	(3)	148	145	0	(10)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	400	(3)	75	72	0	(3)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	800	(1)	204	203	0	(6)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	2,200	(13)	519	506	0	(18)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	100	0	21	21	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050	1,100	(21)	223	202	0	(9)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	8,700	1,665	1,267	2,932	0	(59)

$(172)	$(3,407)	$(3,579)	$1,295	$(1,049)

Total Swap Agreements	$2,601	$(6,301)	$(3,700)	$1,295	$(1,140)
(k)	Securities with an aggregate market value of $3,875 and cash of $52,054 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	DKK	220	$33	$2	$0
07/2022	GBP	68,958	87,190	3,247	0
07/2022	$7,415	CAD	9,487	22	(67)
07/2022	97	DKK	682	0	(1)
08/2022	DKK	680	$97	1	0
08/2022	MXN	59,109	2,912	0	(9)
BPS	07/2022	BRL	14,050	2,682	0	(2)
07/2022	CAD	6,327	4,938	43	(21)
07/2022	$2,657	BRL	14,050	28	0
07/2022	48,083	EUR	45,717	0	(174)
07/2022	5,010	GBP	4,117	1	0
08/2022	EUR	44,840	$47,248	172	0
11/2022	$51	ZAR	827	0	(1)
BSH	07/2022	BRL	284,800	$49,881	0	(4,539)
07/2022	$53,600	BRL	284,800	819	0
CBK	08/2022	ILS	78,363	$24,398	1,928	0
10/2022	2,501	799	79	0
11/2022	18,011	5,772	570	0
12/2022	22,503	7,198	682	0
01/2023	3,699	1,174	100	0
DUB	07/2022	DKK	421	62	3	0
GLM	07/2022	BRL	41,200	7,847	0	(26)
07/2022	$7,957	BRL	41,200	0	(85)
08/2022	DKK	415	$58	0	0
HUS	07/2022	NZD	175	114	5	0
07/2022	$1,749	CAD	2,208	0	(34)
JPM	07/2022	BRL	26,300	$5,021	0	(4)
07/2022	$4,970	BRL	26,300	56	0
07/2022	3,391	GBP	2,692	0	(114)
MYI	07/2022	DKK	686	$102	5	0
07/2022	$33	DKK	230	0	0
08/2022	DKK	230	$33	0	0
RYL	07/2022	CAD	3,139	2,499	60	0
SCX	07/2022	3,256	2,519	0	(10)
SOG	07/2022	EUR	45,717	49,137	1,228	0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2022 (Unaudited)

		07/2022		$80,646		GBP	66,266		20	0
		08/2022	GBP	66,266			$80,683		0	(21)
TOR		08/2022		$4,997		GBP	4,117		18	0
UAG		09/2022		3,009		MXN	59,963		0	(63)

Total Forward Foreign Currency Contracts									$9,089	$(5,171)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
	Counterparty	Description		Buy/Sell Protection	Exercise Rate		Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

	BOA	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200%		07/20/2022	2,300	$(3)		$(2)
		Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.400		08/17/2022	9,500	(27)		(31)
	BPS	Put - OTC CDX.IG-37 5-Year Index		Sell	1.200		07/20/2022	2,200	(4)		(1)
	BRC	Put - OTC iTraxx Crossover 37 5-Year Index		Sell	7.000		08/17/2022	200	(2)		(2)
	JPM	Put - OTC iTraxx Crossover 37 5-Year Index		Sell	7.000		08/17/2022	300	(3)		(3)
		Put - OTC iTraxx Europe 37 5-Year Index		Sell	1.200		07/20/2022	1,200	(4)		(5)

Total Written Options									$(43)		$(44)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FAR	Receive	S&P 500 Total Return Index	8,193	2.020% (3-Month USD-LIBOR plus a specified spread)	Maturity	07/06/2022	$72,002	$0	$(7,040)	$0	$(7,040)
	Receive	S&P 500 Total Return Index	12,032	2.020% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/03/2022	96,177	0	(117)	0	(117)
	Receive	S&P 500 Total Return Index	23,238	1.374% (3-Month USD-LIBOR plus a specified spread)	Maturity	11/09/2022	211,847	0	(27,265)	0	(27,265)
	Receive	S&P 500 Total Return Index	3,627	1.840% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/16/2022	28,992	0	(30)	0	(30)
	Receive	S&P 500 Total Return Index	28,333	1.965% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/17/2023	265,864	0	(39,894)	0	(39,894)
HUS	Receive	S&P 500 Total Return Index	21,672	2.008% (3-Month USD-LIBOR plus a specified spread)	Maturity	07/06/2022	190,497	0	(18,663)	0	(18,663)
	Receive	S&P 500 Total Return Index	5,915	1.616% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/10/2022	51,441	0	(4,296)	0	(4,296)
	Receive	S&P 500 Total Return Index	14,235	1.579% (3-Month USD-LIBOR plus a specified spread)	Maturity	11/23/2022	135,393	0	(22,358)	0	(22,358)
MBC	Receive	S&P 500 Total Return Index	1,738	1.930% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/19/2023	13,893	0	(16)	0	(16)
	Receive	S&P 500 Total Return Index	11,401	1.960% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/07/2023	103,189	0	(12,251)	0	(12,251)
	Receive	S&P 500 Total Return Index	955	1.870% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/21/2023	7,634	0	(3)	0	(3)
	Receive	S&P 500 Total Return Index	17,291	1.920% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/22/2023	145,013	0	(6,974)	0	(6,974)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2022 (Unaudited)

RBC	Receive	S&P 500 Total Return Index	854	1.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/17/2022	6,826	0	(7)	0	(7)
	Receive	S&P 500 Total Return Index	1,179	1.312% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/21/2022	9,424	0	(36)	0	(36)
	Receive	S&P 500 Total Return Index	3,395	1.925% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	27,138	0	(31)	0	(31)
	Receive	S&P 500 Total Return Index	854	1.920% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/17/2023	6,826	0	(8)	0	(8)

Total Swap Agreements								$0	$(138,989)	$0	$(138,989)

(m)

Securities with an aggregate market value of $150,809 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022

(1)								Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$98,479	$0		$98,479
Industrials						0	41,003	0		41,003
Utilities						0	6,191	0		6,191
U.S. Government Agencies						0	26,761	0		26,761
U.S. Treasury Obligations						0	67,036	0		67,036
Non-Agency Mortgage-Backed Securities						0	381,966	0		381,966
Asset-Backed Securities						0	526,969	0		526,969
Sovereign Issues						0	3,120	0		3,120
Short-Term Instruments
Commercial Paper						0	22,886	0		22,886
Repurchase Agreements						0	955,402	0		955,402
Short-Term Notes						0	19,823	0		19,823
Israel Treasury Bills						0	32,603	0		32,603
U.S. Treasury Bills						0	243,049	0		243,049
U.S. Treasury Cash Management Bills						0	32,490	0		32,490

Total Investments						$0	$2,457,778	$0		$2,457,778

Short Sales, at Value - Liabilities
Sovereign Issues						$0	$(2,451)	$0		$(2,451)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						0	1,706	0		1,706
Over the counter						0	9,089	0		9,089

						$0	$10,795	$0		$10,795
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(5,374)	(1,801)	0		(7,175)
Over the counter						0	(144,204)	0		(144,204)

						$(5,374)	$(146,005)	$0		$(151,379)

Total Financial Derivative Instruments						$(5,374)	$(135,210)	$0		$(140,584)

Totals						$(5,374)	$2,320,117	$0		$2,314,743

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.6% ¤
CORPORATE BONDS & NOTES 12.2%
BANKING & FINANCE 8.2%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	$843
3.300% due 01/30/2032		1,000	802
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(g)(h)	EUR	1,200	1,211
Bank of America Corp. 2.843% (SOFRRATE + 1.330%) due 04/02/2026 ~		$3,900	3,851
Barclays PLC
2.791% (US0003M + 1.380%) due 05/16/2024 ~		6,500	6,499
3.650% due 03/16/2025		400	392
3.932% due 05/07/2025 •		900	886
4.375% due 01/12/2026		1,300	1,289
4.375% due 03/15/2028 •(g)(h)		200	154
4.972% due 05/16/2029 •		1,400	1,377
5.088% due 06/20/2030 •		400	378
7.125% due 06/15/2025 •(g)(h)	GBP	1,720	2,014
7.750% due 09/15/2023 •(g)(h)		$1,000	985
CaixaBank SA 3.625% due 09/14/2028 •(g)(h)	EUR	200	145
Credit Suisse AG 6.500% due 08/08/2023 (h)		$200	201
Credit Suisse Group AG
6.250% due 12/18/2024 •(g)(h)		1,300	1,187
6.375% due 08/21/2026 •(g)(h)		2,500	2,072
7.125% due 07/29/2022 •(g)(h)		200	200
7.500% due 07/17/2023 •(g)(h)		2,800	2,590
7.500% due 12/11/2023 •(g)(h)		4,500	4,298
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	100	97
1.625% due 01/20/2027		300	282
2.783% (US0003M + 1.230%) due 02/27/2023 ~		$9,036	9,027
Equitable Holdings, Inc. 4.350% due 04/20/2028		2,235	2,158
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	2,100	2,039
Ford Motor Credit Co. LLC
3.350% due 11/01/2022		$800	796
3.375% due 11/13/2025		500	452
3.550% due 10/07/2022		1,800	1,794
4.063% due 11/01/2024		200	190
5.584% due 03/18/2024		200	199
General Motors Financial Co., Inc. 2.439% (SOFRRATE + 1.200%) due 11/17/2023 ~		100	99
Goldman Sachs Group, Inc. 3.330% (SOFRRATE + 1.850%) due 03/15/2028 ~		5,500	5,456
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	508
4.292% due 09/12/2026 •		1,300	1,272
4.300% due 03/08/2026		1,000	991
6.250% due 03/23/2023 •(g)(h)		500	491
6.500% due 03/23/2028 •(g)(h)		200	182
ING Groep NV 4.250% due 05/16/2031 •(g)(h)		600	411
Lloyds Banking Group PLC
4.582% due 12/10/2025		1,200	1,179
5.125% due 12/27/2024 •(g)	GBP	1,900	2,133
7.500% due 09/27/2025 •(g)(h)		$4,200	4,104
Natwest Group PLC
0.000% due 05/08/2030 •		400	377
3.747% (US0003M + 1.550%) due 06/25/2024 ~		4,400	4,405
4.519% due 06/25/2024 •		3,000	2,994
4.800% due 04/05/2026		1,100	1,098
4.892% due 05/18/2029 •		2,600	2,522
5.076% due 01/27/2030 •		3,800	3,723
8.000% due 08/10/2025 •(g)(h)		1,200	1,190
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		680	677
2.650% due 07/13/2022		4,906	4,905
Nomura Holdings, Inc.
1.851% due 07/16/2025		2,300	2,109
2.679% due 07/16/2030		1,900	1,556

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	23,063	2,674
Nykredit Realkredit AS 1.500% due 10/01/2053		109,764	12,723
Realkredit Danmark AS 1.500% due 10/01/2053		28,916	3,356
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$3,900	3,902
SL Green Realty Corp. 4.500% due 12/01/2022		4,469	4,475
Societe Generale SA 7.875% due 12/18/2023 •(g)(h)		2,100	2,063
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		4,600	3,647
UBS AG
5.125% due 05/15/2024 (h)		6,000	5,999
7.625% due 08/17/2022 (h)		4,700	4,714
UBS Group AG
4.125% due 09/24/2025		800	795
4.751% due 05/12/2028 •		6,800	6,736
Weyerhaeuser Co. 4.000% due 04/15/2030		3,886	3,662
WPC Eurobond BV 2.250% due 04/09/2026	EUR	5,538	5,462

			150,998

INDUSTRIALS 3.5%
Aker BP ASA 2.875% due 01/15/2026		$970	918
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,000	1,696
BAT Capital Corp. 3.222% due 08/15/2024		291	283
BAT International Finance PLC 3.950% due 06/15/2025		972	954
Boeing Co. 2.750% due 02/01/2026		1,300	1,209
Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,207
3.419% due 04/15/2033		2,100	1,739
3.469% due 04/15/2034		1,900	1,549
3.500% due 02/15/2041		800	605
3.750% due 02/15/2051		300	223
CCO Holdings LLC 4.500% due 06/01/2033		500	395
Charter Communications Operating LLC
3.900% due 06/01/2052		2,300	1,601
4.908% due 07/23/2025		1,260	1,265
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,200	1,099
CVS Health Corp. 3.750% due 04/01/2030		2,332	2,184
DAE Funding LLC
1.625% due 02/15/2024		1,500	1,422
2.625% due 03/20/2025		1,000	931
3.375% due 03/20/2028		1,100	969
Hyatt Hotels Corp. 1.800% due 10/01/2024		3,400	3,216
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	3,000	2,749
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$3,200	2,853
Imperial Brands Finance PLC
3.125% due 07/26/2024		300	291
3.500% due 07/26/2026		400	375
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,400	3,217
InterContinental Hotels Group PLC 2.125% due 05/15/2027		800	773
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$70	68
5.200% due 07/15/2045		194	180
Magallanes, Inc.
4.054% due 03/15/2029		1,000	917
4.279% due 03/15/2032		3,600	3,221
MPLX LP 2.650% due 08/15/2030		1,500	1,254
Netflix, Inc. 3.875% due 11/15/2029	EUR	2,400	2,275
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$1,100	1,082
3.522% due 09/17/2025		2,200	2,085
4.345% due 09/17/2027		2,800	2,572

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

4.810% due 09/17/2030	800	711
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030	1,500	1,341
Sands China Ltd.
3.100% due 03/08/2029	200	142
5.125% due 08/08/2025	5,000	4,203
5.400% due 08/08/2028	3,600	2,782
Southern Co. 3.700% due 04/30/2030	3,595	3,339
T-Mobile USA, Inc.
2.700% due 03/15/2032	1,500	1,260
3.500% due 04/15/2031	1,000	865
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050	2,400	1,800
3.375% due 07/09/2060	1,800	1,317

		65,137

UTILITIES 0.5%
Pacific Gas & Electric Co.
1.700% due 11/15/2023	2,400	2,314
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~	2,400	2,390
3.000% due 06/15/2028	1,000	863
4.550% due 07/01/2030	1,400	1,245
Rio Oil Finance Trust 9.250% due 07/06/2024	614	637
Sprint Communications, Inc. 6.000% due 11/15/2022	486	490
Sprint Corp. 7.875% due 09/15/2023	874	904

		8,843

Total Corporate Bonds & Notes (Cost $248,121)		224,978

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.2%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	1,265	1,591
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	795	700
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 6.466% due 08/01/2023	1,070	1,107

		3,398

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	149	159
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	3,500	3,822

		3,981

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	95	112

Total Municipal Bonds & Notes (Cost $6,990)		7,491

U.S. GOVERNMENT AGENCIES 3.7%
Fannie Mae
1.067% (US0001M + 0.130%) due 03/25/2036 ~	34	34
1.356% due 09/25/2042 •	83	82
1.744% due 03/25/2034 •	1	1
1.908% due 10/01/2035 •	35	34
1.952% due 07/01/2035 •	9	9
1.982% due 08/01/2035 •	92	92
1.996% due 02/01/2034 •	18	18
2.047% due 03/01/2036 •	37	36
2.153% due 07/01/2032 •	7	7
2.175% due 02/01/2035 •	11	11
2.300% due 10/01/2035 •	16	16
2.375% due 11/25/2023 •	2	2
2.430% due 11/01/2034 •	32	34
2.560% due 08/01/2036 •	14	15
3.124% (US0001M + 1.500%) due 04/25/2024 ~	3	3
Freddie Mac
1.618% due 09/01/2035 •	10	11
1.676% due 10/25/2044 •	20	21
1.724% due 11/15/2043 •	893	890
1.876% due 07/25/2044 •	90	93
4.000% due 01/01/2048	50	50

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Ginnie Mae
1.323% due 08/20/2062 •	646	643
1.750% (H15T1Y + 1.500%) due 11/20/2024 ~	5	5
3.500% due 02/15/2045 - 03/15/2045	1,867	1,860
Ginnie Mae, TBA 5.000% due 07/01/2052	9,600	9,840
U.S. International Development Finance Corp. 4.140% due 05/15/2030	711	732
Uniform Mortgage-Backed Security
3.500% due 04/01/2048	1,922	1,880
4.000% due 10/01/2030	72	73
5.500% due 09/01/2027	2	2
Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	50,400	50,607

Total U.S. Government Agencies (Cost $67,474)		67,101

U.S. TREASURY OBLIGATIONS 17.3%
U.S. Treasury Bonds
1.375% due 11/15/2040	20,100	14,484
1.625% due 11/15/2050	500	352
3.000% due 08/15/2048	874	826
U.S. Treasury Inflation Protected Securities (f)
0.625% due 02/15/2043	1,588	1,405
0.750% due 02/15/2045	2,578	2,312
1.000% due 02/15/2046	9,245	8,778
1.000% due 02/15/2048	920	880
1.375% due 02/15/2044	14,038	14,384
U.S. Treasury Notes
0.375% due 12/31/2025 (k)	5,400	4,922
0.500% due 02/28/2026	22,100	20,148
1.625% due 12/15/2022	64,804	64,575
1.750% due 05/15/2023	1,330	1,317
1.750% due 12/31/2024	19,273	18,681
1.875% due 07/31/2022 (k)	49,392	49,422
2.000% due 07/31/2022 (k)	32,147	32,170
2.000% due 11/30/2022 (k)	42,124	42,059
2.250% due 12/31/2023 (k)	3,800	3,760
2.625% due 12/31/2025	22,058	21,752
3.000% due 10/31/2025 (k)	15,086	15,066

Total U.S. Treasury Obligations (Cost $331,375)		317,294

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.2%
American Home Mortgage Assets Trust
1.814% due 05/25/2046 ^•	359	301
1.834% due 10/25/2046 •	160	93
American Home Mortgage Investment Trust
4.086% (US0006M + 2.000%) due 02/25/2045 ~	1	1
AREIT Trust
3.242% due 06/17/2039 •	8,400	8,339
3.794% due 06/17/2039 •	7,461	7,473
Banc of America Funding Trust
1.992% due 10/20/2036 •	204	160
3.461% due 01/20/2047 ^~	11	10
Bear Stearns ALT-A Trust
2.752% due 05/25/2035 ~	45	43
2.925% due 07/25/2035 ~	2,110	1,595
3.235% due 08/25/2036 ^~	383	305
Citigroup Commercial Mortgage Trust 1.475% due 09/10/2045 ~(a)	1,233	0
Citigroup Mortgage Loan Trust
1.944% due 01/25/2037 •	3,735	3,276
3.396% due 09/25/2037 ^~	1,876	1,708
Countrywide Alternative Loan Trust
1.822% due 07/20/2046 ^•	276	212
2.032% (US0001M + 0.420%) due 03/20/2046 ~	481	380
2.174% due 05/25/2035 •	1,065	817
2.526% (12MTA + 2.050%) due 10/20/2035 ~	175	131
3.044% due 06/25/2037 ~	264	224
Countrywide Home Loan Mortgage Pass-Through Trust
2.204% (US0001M + 0.580%) due 04/25/2035 ~	46	40
2.264% due 03/25/2035 •	27	25
Credit Suisse First Boston Mortgage Securities Corp. 2.857% due 06/25/2033 ~	12	12
Credit Suisse Mortgage Capital Certificates 1.924% (US0001M + 0.300%) due 01/27/2037 ~	874	624
Credit Suisse Mortgage Capital Trust 1.926% due 07/27/2061 ~	4,414	4,123
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.124% (US0001M + 0.500%) due 02/25/2035 ~	211	202
Downey Savings & Loan Association Mortgage Loan Trust
2.132% due 08/19/2045 •	119	105
2.699% due 07/19/2044 ~	11	10

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

European Loan Conduit DAC 1.000% due 02/17/2030 •	EUR	3,483	3,602
First Horizon Alternative Mortgage Securities Trust 2.801% due 03/25/2035 ~		$35	24
GreenPoint Mortgage Funding Trust 1.804% (US0001M + 0.180%) due 01/25/2037 ~		4,969	4,393
GSMSC Pass-Through Trust 1.456% (US0001M + 0.450%) due 12/26/2036 ~		2,903	1,813
GSR Mortgage Loan Trust 2.938% due 09/25/2035 ~		15	15
HarborView Mortgage Loan Trust
1.832% due 07/19/2047 •		5,584	5,133
1.852% (US0001M + 0.240%) due 12/19/2036 ^~		4,998	4,720
HomeBanc Mortgage Trust 2.763% due 04/25/2037 ^~		304	283
IndyMac IMSC Mortgage Loan Trust 1.774% due 03/25/2047 •		13,065	9,074
IndyMac INDX Mortgage Loan Trust
1.924% (US0001M + 0.300%) due 06/25/2037 ^~		162	71
2.044% due 05/25/2046 •		464	421
2.404% due 05/25/2034 •		3	3
3.016% due 12/25/2034 ~		6	6
JP Morgan Alternative Loan Trust 6.000% due 12/27/2036		1,958	1,170
JP Morgan Chase Commercial Mortgage Securities Trust
2.385% due 04/15/2037 •		6,200	5,837
2.774% (US0001M + 1.450%) due 12/15/2031 ~		1,750	1,733
JP Morgan Mortgage Trust
2.496% due 02/25/2035 ~		8	8
6.000% due 01/25/2036 ^		259	149
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		2,440	2,340
Lehman XS Trust 2.024% (US0001M + 0.400%) due 09/25/2046 ~		6,322	5,836
London Wall Mortgage Capital PLC 1.570% due 11/15/2049 •	GBP	275	335
MASTR Adjustable Rate Mortgages Trust
1.276% due 12/25/2046 •		$3,017	2,512
1.276% (12MTA + 0.800%) due 12/25/2046 ~		3,364	2,968
Merrill Lynch Alternative Note Asset Trust 1.814% (US0001M + 0.190%) due 07/25/2047 ~		2,630	2,302
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		2,293	2,230
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		4,391	4,256
ONE Park Mortgage Trust 2.024% due 03/15/2036 •		2,800	2,695
PRET LLC 1.843% due 09/25/2051 þ		5,369	5,049
Ready Capital Mortgage Financing LLC
3.717% due 06/25/2037 •		3,500	3,491
4.361% due 06/25/2037 •		7,200	7,182
Residential Accredit Loans, Inc. Trust
1.572% due 11/25/2037 ~		4,495	4,074
1.924% due 02/25/2047 •		2,022	1,787
1.944% due 01/25/2037 •		4,093	3,676
1.964% due 01/25/2037 •		2,829	2,437
1.994% due 12/25/2036 •		68	56
3.022% due 09/25/2034 ~		1,582	1,590
5.000% due 09/25/2036 ^		143	117
6.000% due 03/25/2037 ^		1,735	1,490
Residential Asset Securitization Trust 5.500% due 09/25/2035 ^		2,688	1,551
Structured Adjustable Rate Mortgage Loan Trust 1.876% due 01/25/2035 ^•		55	48
Structured Asset Mortgage Investments Trust
1.567% due 02/25/2036 ^•		653	624
1.744% due 08/25/2036 •		6,622	6,129
2.004% due 07/25/2046 ^•		1,984	1,541
2.064% due 05/25/2036 •		71	61
2.064% due 05/25/2046 •		325	105
2.095% due 07/19/2035 •		33	31
2.184% (US0001M + 0.560%) due 02/25/2036 ^~		157	144
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.394% due 06/25/2033 ~		4	4
Taurus UK DAC 1.458% due 05/17/2031 •	GBP	695	817
Towd Point Mortgage Funding 1.361% due 07/20/2045 •		15,067	18,316
UBS-Barclays Commercial Mortgage Trust 1.014% due 03/10/2046 ~(a)		$18,726	26
WaMu Mortgage Pass-Through Certificates Trust
1.476% due 02/25/2046 •		4,133	3,774
2.204% due 10/25/2045 •		399	382

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

2.204% due 12/25/2045 •		7,209	6,563
2.244% (US0001M + 0.620%) due 01/25/2045 ~		16	16
2.264% (US0001M + 0.640%) due 01/25/2045 ~		21	20
Washington Mutual Mortgage Pass-Through Certificates Trust
1.306% due 11/25/2046 •		2,184	1,874
1.326% due 10/25/2046 ^•		3,221	2,743

Total Non-Agency Mortgage-Backed Securities (Cost $171,383)			169,856

ASSET-BACKED SECURITIES 28.2%
Aames Mortgage Investment Trust
2.614% due 07/25/2035 •		2,316	2,285
3.649% (US0001M + 2.025%) due 01/25/2035 ~		2,414	2,353
ACE Securities Corp. Home Equity Loan Trust
1.864% (US0001M + 0.240%) due 12/25/2036 ~		11,278	6,770
1.944% due 03/25/2037 •		3,824	1,990
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.299% (US0001M + 0.675%) due 10/25/2035 ~		87	87
2.329% due 10/25/2035 •		9,230	8,860
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.389% due 10/25/2035 •		3,002	2,990
2.644% due 10/25/2034 •		1,282	1,268
2.749% due 11/25/2034 •		2,887	2,757
Apex Credit CLO Ltd. 3.696% due 09/20/2029 •		3,500	3,362
Arbor Realty Commercial Real Estate Notes Ltd.
3.679% due 05/15/2037 •		3,400	3,374
4.179% (TSFR1M + 2.900%) due 05/15/2037 ~		3,400	3,374
Ares European CLO DAC 0.850% due 04/20/2032 •	EUR	4,600	4,695
Argent Mortgage Loan Trust 2.104% due 05/25/2035 •		$2,245	2,018
Asset-Backed Securities Corp. Home Equity Loan Trust 2.719% due 02/25/2035 •		641	633
Aurium CLO DAC 0.730% due 01/16/2031 •	EUR	9,100	9,369
Bear Stearns Asset-Backed Securities Trust
2.299% (US0001M + 0.675%) due 08/25/2036 ~		$2,000	1,990
3.065% due 10/25/2036 ~		190	184
BNPP AM Euro CLO DAC 0.820% due 07/22/2032 •	EUR	6,000	6,103
Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		3,650	3,737
0.890% due 08/15/2032 •		3,500	3,558
CarNow Auto Receivables Trust 3.440% due 07/15/2024		$913	911
CIT Mortgage Loan Trust 2.974% due 10/25/2037 •		1,411	1,405
Citigroup Mortgage Loan Trust, Inc. 2.044% due 08/25/2036 •		13,796	13,462
Countrywide Asset-Backed Certificates 1.904% (US0001M + 0.280%) due 03/25/2037 ~		2,189	2,148
Countrywide Asset-Backed Certificates Trust
1.764% due 06/25/2035 •		3,154	2,938
1.804% due 11/25/2047 ^•		1,295	1,247
1.824% (US0001M + 0.200%) due 06/25/2047 ^~		2,340	2,104
1.834% due 05/25/2047 ^•		3,767	3,571
1.844% due 09/25/2037 ^•		623	641
1.874% due 06/25/2047 •		2,168	2,078
2.024% due 08/25/2036 •		1,079	1,072
2.284% (US0001M + 0.660%) due 04/25/2036 ~		1,221	1,219
2.659% (US0001M + 1.035%) due 12/25/2035 ~		4,948	4,782
Credit-Based Asset Servicing and Securitization LLC 2.902% due 01/25/2036 þ		6,933	5,707
Crown Point CLO Ltd. 2.763% (US0003M + 1.700%) due 07/20/2034 ~		2,150	2,028
First Franklin Mortgage Loan Trust 2.494% (US0001M + 0.870%) due 09/25/2034 ~		107	107
Fortress Credit Investments Ltd. 2.753% due 02/23/2039 •		10,800	10,664
Fremont Home Loan Trust
1.759% due 10/25/2036 •		2,191	1,991
2.284% due 01/25/2036 •		275	267
Gallatin CLO Ltd. 2.694% due 07/15/2031 •		3,100	2,985
GE-WMC Mortgage Securities Trust 1.704% due 08/25/2036 •		6	3
GLS Auto Receivables Issuer Trust
1.723% due 06/15/2023		4,800	4,776
3.550% due 01/15/2026		8,900	8,858
Griffith Park CLO DAC 0.720% due 11/21/2031 •	EUR	6,850	7,028
GSAA Home Equity Trust 2.689% (US0001M + 1.065%) due 06/25/2035 ~		$3,786	3,702

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

GSAMP Trust
1.804% due 11/25/2035 •		46	6
2.104% due 03/25/2046 •		5,544	5,441
2.124% due 05/25/2046 •		12,290	11,579
3.424% (US0001M + 1.800%) due 06/25/2035 ~		6,730	6,572
Halseypoint Clo Ltd. 2.503% due 07/20/2031 •		1,500	1,479
Harvest CLO DAC 0.640% due 10/15/2031 •	EUR	2,000	2,047
Home Equity Loan Trust 1.964% due 04/25/2037 •		$10,740	9,551
HSI Asset Securitization Corp. Trust
1.764% (US0001M + 0.140%) due 12/25/2036 ~		9,566	8,271
1.824% (US0001M + 0.200%) due 07/25/2036 ~		3,980	1,953
2.089% (US0001M + 0.465%) due 03/25/2036 ~		14,748	13,376
JP Morgan Mortgage Acquisition Trust
1.884% (US0001M + 0.260%) due 03/25/2037 ~		232	229
2.029% due 05/25/2036 •		1,387	1,355
2.074% (US0001M + 0.450%) due 07/25/2036 ~		5,812	5,246
Jubilee CLO DAC 0.610% (EUR003M + 0.610%) due 04/15/2030 ~	EUR	900	932
KKR CLO Ltd.
1.984% due 07/18/2030 •		$2,500	2,460
2.194% due 01/16/2028 •		3,065	3,014
2.644% due 07/18/2030 •		4,300	4,149
KREF Ltd. 2.957% due 02/17/2039 •		2,600	2,523
LCM LP 2.544% due 07/19/2027 •		3,700	3,588
LCM Ltd. 2.513% due 10/20/2028 •		5,550	5,353
Lehman XS Trust 1.944% due 05/25/2036 •		2,454	2,724
LoanCore Issuer Ltd. 2.329% (SOFR30A + 1.550%) due 01/17/2037 ~		1,000	972
Long Beach Mortgage Loan Trust
1.794% (US0001M + 0.170%) due 12/25/2036 ~		9,414	3,897
2.144% (US0001M + 0.520%) due 08/25/2045 ~		814	788
2.269% due 11/25/2035 •		155	152
2.359% due 08/25/2035 •		1	1
2.539% due 08/25/2035 •		1,800	1,607
M360 Ltd. 3.876% (US0001M + 2.250%) due 11/22/2038 ~		3,100	3,058
Madison Park Euro Funding DAC 0.740% (EUR003M + 0.740%) due 10/25/2030 ~	EUR	2,000	2,051
Man GLG Euro CLO
1.700% (EUR003M + 1.700%) due 10/15/2032 ~		5,500	5,432
1.970% due 10/15/2032		2,500	2,323
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		1,096	1,125
MASTR Asset-Backed Securities Trust
1.844% due 11/25/2036 •		$17,692	6,672
2.374% due 10/25/2035 ^•		8,996	8,559
Merrill Lynch Mortgage Investors Trust
1.734% (US0001M + 0.110%) due 07/25/2037 ~		13,427	6,363
1.844% due 08/25/2037 •		4,913	2,746
MF1 Ltd. 2.542% due 02/19/2037 •		7,000	6,668
Morgan Stanley ABS Capital, Inc. Trust
1.754% (US0001M + 0.130%) due 10/25/2036 ~		720	650
1.754% (US0001M + 0.130%) due 02/25/2037 ~		3,119	2,805
1.784% due 09/25/2036 •		911	429
2.194% due 12/25/2035 •		3,684	3,061
2.329% (US0001M + 0.705%) due 12/25/2034 ~		838	796
Nassau Ltd. 2.194% (US0003M + 1.150%) due 10/15/2029 ~		4,442	4,421
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.119% due 03/25/2036 •		5,107	4,749
NovaStar Mortgage Funding Trust 2.704% due 06/25/2035 •		1,713	1,698
Option One Mortgage Loan Trust 2.164% due 01/25/2036 •		7,578	7,093
Pagaya AI Debt Selection Trust 4.970% due 01/15/2030		3,200	3,180
Palmer Square European Loan Funding DAC
0.730% due 07/15/2031 •	EUR	5,158	5,300
0.780% due 04/15/2031 •		5,999	6,209
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.674% due 10/25/2034 •		$1,278	1,256
3.424% due 09/25/2034 •		3,625	3,543
3.424% (US0001M + 1.800%) due 12/25/2034 ~		1,174	1,161
3.799% (US0001M + 2.175%) due 09/25/2034 ~		5,700	5,321
PRET LLC
1.744% due 07/25/2051 þ		1,990	1,867

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

2.487% due 10/25/2051 þ		3,806	3,579
5.240% due 04/25/2052 þ		4,358	4,287
Providus CLO DAC 0.750% (EUR003M + 0.750%) due 07/15/2031 ~	EUR	2,300	2,348
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		$12,593	4,242
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		2,195	2,091
4.320% due 09/25/2030		1,600	1,575
Residential Asset Mortgage Products Trust
2.064% due 12/25/2035 •		577	525
2.314% (US0001M + 0.460%) due 10/25/2035 ~		4,300	4,269
Residential Asset Securities Corp. Trust
1.894% due 08/25/2036 •		14,574	14,086
2.329% (US0001M + 0.705%) due 11/25/2035 ~		4,493	4,313
Sculptor European CLO DAC 0.790% due 01/14/2032 •	EUR	8,800	8,904
Securitized Asset-Backed Receivables LLC Trust
1.964% due 08/25/2036 ^•		$619	229
2.104% due 07/25/2036 •		5,757	2,775
2.284% (US0001M + 0.660%) due 08/25/2035 ^~		1,442	1,094
2.674% due 03/25/2035 •		1,840	1,778
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		5,623	5,393
Soundview Home Loan Trust
1.804% due 02/25/2037 •		654	201
1.924% (US0001M + 0.300%) due 01/25/2037 ~		14,004	13,084
2.089% due 02/25/2036 •		4,566	4,322
Starwood Mortgage Trust 2.579% due 11/15/2038 •		10,800	10,289
Structured Asset Investment Loan Trust
1.754% due 07/25/2036 •		998	778
1.774% due 09/25/2036 •		725	706
2.554% (US0001M + 0.930%) due 06/25/2035 ~		9,716	9,386
2.574% (US0001M + 0.950%) due 08/25/2033 ~		7,796	7,560
Structured Asset Securities Corp. Mortgage Loan Trust
1.784% due 03/25/2036 •		319	298
1.964% due 12/25/2036 •		784	769
2.562% due 04/25/2035 •		64	63
Symphony Static CLO Ltd. 2.014% (US0003M + 0.830%) due 10/25/2029 ~		1,992	1,957
TCI-Symphony CLO Ltd. 2.571% due 10/13/2032 •		5,000	4,706
TICP CLO Ltd. 1.903% (US0003M + 0.840%) due 04/20/2028 ~		1,737	1,726
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	4,300	4,393
Towd Point Mortgage Trust 2.624% due 10/25/2059 •		$2,365	2,330
Tralee CLO Ltd. 2.634% due 10/25/2032 •		2,100	2,049
Upstart Pass-Through Trust Series 4.300% due 05/20/2030		2,781	2,738
Upstart Securitization Trust 4.370% due 05/20/2032		3,600	3,560
Upstart Structured Pass Throug 4.250% due 06/17/2030		1,918	1,884
Venture CLO Ltd.
1.924% due 04/15/2027 •		3,260	3,225
2.083% due 04/20/2029 •		4,716	4,655
2.686% due 07/30/2032 •		3,500	3,364
3.036% (US0003M + 1.750%) due 07/30/2032 ~		4,100	3,848
VMC Finance LLC 2.692% (SOFR30A + 1.900%) due 02/18/2039 ~		7,300	7,180
WaMu Asset-Backed Certificates WaMu Trust 1.849% due 05/25/2037 •		3,868	3,608
Westlake Automobile Receivables Trust 1.481% (SOFR30A + 1.130%) due 08/15/2025 ~		3,200	3,201

Total Asset-Backed Securities (Cost $526,816)			518,620

SOVEREIGN ISSUES 0.3%
Brazil Government International Bond 4.750% due 01/14/2050		5,058	3,442

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Israel Government International Bond 1.250% due 11/30/2022	ILS	7,600	2,177

Total Sovereign Issues (Cost $7,337)			5,619

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
JPMorgan Chase & Co.
4.600% due 02/01/2025 •(g)		1,555,000	1,317
4.709% (US0003M + 3.470%) due 10/30/2022 ~(g)		1,921,000	1,824
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		949,200	969

Total Preferred Securities (Cost $4,571)			4,110

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 41.1%
COMMERCIAL PAPER 0.5%
Crown Castle International Corp. 2.400% due 07/12/2022		$9,500	9,493

REPURCHASE AGREEMENTS (i) 16.4%			300,802

SHORT-TERM NOTES 2.3%
AmeriCredit Automobile Receivables Trust 2.192% due 06/19/2023		10,700	10,696
CCG Receivables Trust 1.842% due 06/14/2023		7,000	6,985
Enterprise Fleet Financing LLC 2.764% due 06/20/2023		20,200	20,224
Westlake Automobile Receivables Trust 1.808% due 06/15/2023		4,400	4,399

			42,304

ISRAEL TREASURY BILLS 1.0%
(0.017)% due 08/03/2022 - 01/04/2023 (c)(d)	ILS	67,100	19,150

U.S. TREASURY BILLS 15.5%
1.066% due 07/07/2022 - 09/29/2022 (c)(d)(m)		$285,400	284,928

U.S. TREASURY CASH MANAGEMENT BILLS 5.4%
1.190% due 09/13/2022 (d)(e)(m)		99,700	99,383

Total Short-Term Instruments (Cost $758,293)			756,060

Total Investments in Securities (Cost $2,122,360)			2,071,128

		SHARES
INVESTMENTS IN AFFILIATES 5.4%
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short Asset Portfolio		8,317,896	81,332
PIMCO Short-Term Floating NAV Portfolio III		1,882,467	18,268

Total Short-Term Instruments (Cost $101,679)			99,600

Total Investments in Affiliates (Cost $101,679)			99,600

Total Investments 118.0% (Cost $2,224,039)			$2,170,728
Financial Derivative Instruments (j)(l) (8.3)%(Cost or Premiums, net $1,764)			(152,856)
Other Assets and Liabilities, net (9.7)%			(178,841)

Net Assets 100.0%			$1,839,031

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									Payment in-kind security.
(c)									Coupon represents a weighted average yield to maturity.
(d)									Zero coupon security.
(e)									Coupon represents a yield to maturity.
(f)									Principal amount of security is adjusted for inflation.
(g)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)									Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$23,602		U.S. Treasury Notes 3.000% due 06/30/2024			$(24,074)	$23,602	$23,602
STR	1.450	06/30/2022	07/01/2022	237,200		U.S. Treasury Notes 1.500% due 11/30/2028			(241,944)	237,200	237,210
JPS	1.450	06/23/2022	07/07/2022	40,000		U.S. Treasury Bills 0.000% due 12/22/2022			(40,343)	40,000	40,013

Total Repurchase Agreements									$(306,361)	$300,802	$300,825

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)

U.S. Government Agencies (5.6)%
Uniform Mortgage-Backed Security, TBA						2.000%	07/01/2037		21,100	$(19,728)	$(19,700)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2052		55,500	(47,793)	(48,129)
Uniform Mortgage-Backed Security, TBA						2.500	08/01/2052		39,000	(35,053)	(35,044)

	Total U.S. Government Agencies									(102,574)	(102,873)

Sovereign Issues (0.6)%
Canada Government International Bond						2.750%	12/01/2048	CAD	16,100	(11,090)	(11,607)

Total Short Sales (6.2)%										$(113,664)	$(114,480)

(1)									Includes accrued interest.
(2)									Payable for short sales includes $(41) of accrued interest.
(j)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Asset	Liability

Mini MSCI EAFE Index September Futures				09/2022	851	$78,998		$(595)		$0	$(378)
U.S. Treasury 10-Year Note September Futures				09/2022	4,009	475,192		(5,924)		4,072	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	50	7,717	(80)	117	0

$(6,599)	$4,189	$(378)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	89	$(13,876)	$400	$0	$(336)
Euro-Buxl 30-Year Bond September Futures	09/2022	20	(3,428)	148	0	(147)
U.S. Treasury 2-Year Note September Futures	09/2022	75	(15,751)	45	0	(42)
U.S. Treasury 5-Year Note September Futures	09/2022	1,752	(196,662)	627	0	(1,232)
U.S. Treasury 30-Year Bond September Futures	09/2022	1,568	(217,364)	2,853	0	(2,646)

$4,073	$0	$(4,403)

Total Futures Contracts	$(2,526)	$4,189	$(4,781)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.172%	$3,100	$87	$(49)	$38	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	2.327	1,500	(8)	(62)	(70)	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	2,100	(8)	(111)	(119)	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700	2,100	24	(83)	(59)	0	(2)
General Motors Co.	5.000	Quarterly	12/20/2026	2.634	5,500	1,099	(579)	520	0	(7)
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.084	EUR	6,600	75	(217)	(142)	0	(12)
Stellantis NV	5.000	Quarterly	12/20/2026	2.172	4,200	968	(444)	524	0	(28)

$2,237	$(1,545)	$692	$0	$(54)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$3,000	$(110)	$(292)	$(402)	$0	$(1)
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	5,900	(211)	(556)	(767)	0	(6)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	792	44	(66)	(22)	0	(1)
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	1,000	25	(20)	5	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	800	18	(16)	2	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	348,800	3,855	(3,859)	(4)	0	(68)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	EUR	25,200	1,620	(2,400)	(780)	0	(239)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	4,300	128	(119)	9	0	(9)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	16,000	98	(241)	(143)	0	(43)

$5,467	$(7,569)	$(2,102)	$0	$(367)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	41,000	$(3,977)	$(3,239)	$(7,216)	$746	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	17,700	3,857	2,954	6,811	0	(527)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	$7,500	46	(687)	(641)	47	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	30,900	(1,022)	(2,454)	(3,476)	202	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	6,200	129	(758)	(629)	49	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	28,800	(829)	(3,066)	(3,895)	225	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	17,250	1,733	(3,794)	(2,061)	106	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025	$4,300	(292)	310	18	0	(16)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	99,700	(4,195)	8,565	4,370	0	(619)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050	3,900	378	(1,489)	(1,111)	29	0
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	42,000	(3,948)	(4,142)	(8,090)	727	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	15,300	1,846	3,598	5,444	0	(396)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	3,200	30	(450)	(420)	5	0
Pay	UKRPI	3.593	Maturity	11/15/2028	6,300	177	(905)	(728)	14	0
Pay	UKRPI	3.595	Maturity	11/15/2028	2,400	68	(344)	(276)	5	0
Pay	UKRPI	3.603	Maturity	11/15/2028	7,500	224	(1,079)	(855)	17	0
Receive	UKRPI	4.250	Maturity	11/15/2031	1,100	22	37	59	0	(6)

$(5,753)	$(6,943)	$(12,696)	$2,172	$(1,564)

Total Swap Agreements	$1,951	$(16,058)	$(14,106)	$2,172	$(1,985)

(k)	Securities with an aggregate market value of $25,620 and cash of $11,541 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	CHF	71,019	$74,320	$0	$(73)
07/2022	$35,089	CAD	44,891	102	(316)
07/2022	58,857	DKK	413,814	0	(554)
07/2022	3,376	NZD	5,417	7	0
07/2022	1,205	SEK	11,800	0	(52)
08/2022	DKK	412,974	$58,857	566	0
08/2022	NZD	5,417	3,375	0	(7)
BPS	07/2022	CAD	31,193	24,350	216	(99)
07/2022	DKK	13,360	1,894	12	0
07/2022	JPY	1,091,400	8,446	402	0
07/2022	SEK	151,975	15,480	624	0
07/2022	$5,340	CHF	5,122	25	0
07/2022	9,946	EUR	9,286	0	(215)
07/2022	18,043	GBP	14,826	5	0
07/2022	1,545	JPY	200,300	0	(69)
08/2022	3,372	ZAR	53,831	0	(77)
11/2022	497	7,954	0	(14)
BRC	07/2022	289,842	JPY	39,317,035	0	(64)
07/2022	14,797	NOK	145,056	0	(70)
07/2022	2,773	SEK	28,182	0	(18)
08/2022	CHF	141,210	$147,920	0	(254)
08/2022	JPY	39,253,183	289,842	53	0
08/2022	NOK	144,992	14,797	69	0
08/2022	SEK	28,159	2,773	18	0
08/2022	SGD	3,676	2,662	16	0
CBK	07/2022	CHF	37,317	38,986	0	(103)
07/2022	EUR	3,039	3,263	78	0
08/2022	ILS	2,201	703	72	0
10/2022	2,101	672	66	0
11/2022	21,902	6,997	666	0
12/2022	26,503	8,569	894	0
01/2023	20,997	6,649	556	0
DUB	07/2022	CHF	71,437	74,477	0	(354)
07/2022	DKK	108,658	16,090	781	0
12/2022	ILS	1,100	347	29	0
12/2022	$47	ZAR	738	0	(2)
GLM	07/2022	BRL	15,006	$3,020	153	0
07/2022	$2,887	BRL	15,006	0	(19)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

08/2022	BRL	15,006	$2,864	21	0
08/2022	SEK	580,353	56,409	0	(376)
09/2022	HKD	325,529	41,570	1	0
11/2022	ZAR	5,122	320	9	0
HUS	07/2022	DKK	20,330	3,034	170	0
07/2022	EUR	50,355	54,303	1,533	0
07/2022	NOK	6,555	701	35	0
07/2022	SEK	10,995	1,126	51	0
07/2022	$154,335	AUD	223,924	342	(113)
07/2022	12,117	CAD	15,299	0	(232)
07/2022	660,063	EUR	627,436	0	(2,541)
08/2022	AUD	220,405	$151,813	0	(353)
08/2022	CNH	647	96	0	0
08/2022	EUR	627,436	661,263	2,533	0
08/2022	JPY	3,288,123	24,160	0	(115)
05/2023	CNH	652	97	0	0
JPM	07/2022	NZD	5,417	3,547	163	0
08/2022	CNH	274	41	0	0
08/2022	KRW	82,618	65	1	0
08/2022	SGD	29,502	21,462	226	0
MYI	07/2022	DKK	381,780	56,654	2,863	0
07/2022	$15,703	DKK	110,263	0	(168)
07/2022	57,998	JPY	7,896,481	201	0
08/2022	DKK	86,672	$12,343	110	0
08/2022	JPY	7,883,692	57,998	0	(203)
08/2022	KRW	106,934	84	1	0
RBC	08/2022	ZAR	53,831	3,422	128	0
09/2022	$7,575	MXN	155,863	84	0
RYL	07/2022	CAD	14,878	$11,844	285	0
SCX	07/2022	14,335	11,092	0	(45)
07/2022	CHF	20,777	21,717	0	(47)
07/2022	ILS	29,543	8,763	301	0
07/2022	SEK	245,662	25,139	1,124	0
07/2022	$1,731	AUD	2,407	0	(70)
07/2022	1,944	CHF	1,864	9	0
07/2022	45,083	JPY	6,137,573	153	0
08/2022	CHF	51,363	$53,773	0	(122)
08/2022	CNH	1,148	171	0	0
08/2022	EUR	54,309	56,744	0	(274)
08/2022	JPY	6,127,623	45,083	0	(155)
08/2022	SEK	64,477	6,253	0	(56)
SOG	07/2022	EUR	637,637	685,338	17,126	0
07/2022	SEK	81,433	8,295	334	0
07/2022	$346,469	GBP	284,691	86	0
08/2022	GBP	284,691	$346,630	0	(91)
TOR	07/2022	284,691	358,915	12,361	0
07/2022	JPY	55,750,767	439,232	28,333	0
07/2022	SEK	193,599	19,776	851	0
08/2022	$17,994	GBP	14,826	63	0
UAG	07/2022	AUD	226,331	$161,665	5,441	0
07/2022	NOK	138,548	14,693	627	0
09/2022	HKD	118,065	15,076	0	(1)
09/2022	MXN	155,134	7,786	162	0
10/2022	TRY	3,812	226	21	0

Total Forward Foreign Currency Contracts	$81,159	$(7,322)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	160,000	$1,536	$3,887

Total Purchased Options	$1,536	$3,887

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200%	07/20/2022	3,400	$(16)	$(7)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	9,400	(27)	(31)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	900	(8)	(10)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	3,000	(14)	(7)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	15,500	(29)	(18)
GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700	08/17/2022	4,000	(4)	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	9,900	(22)	(16)
JPM	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	2,000	(18)	(22)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

	Put - OTC iTraxx Europe 36 5-Year Index			Sell	1.100		07/20/2022	7,400	(28)		(28)
MYC	Put - OTC CDX.IG-38 5-Year Index			Sell	1.250		07/20/2022	2,900	(5)		(2)
	Put - OTC CDX.IG-38 5-Year Index			Sell	1.350		08/17/2022	7,000	(16)		(9)

									$(187)		$(150)

INTEREST RATE SWAPTIONS
Counterparty	Description		Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate		Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

NGF	Put - OTC 2-Year Interest Rate Swap		3-Month USD-LIBOR	Pay	2.800%		03/18/2024	320,100	$(1,536)		$(4,365)

Total Written Options									$(1,723)		$(4,516)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	NDDUEAFE Index	48,660	1.645% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/16/2022	$379,573	$0	$(79,200)	$0	$(79,200)
CBK	Receive	NDDUEAFE Index	11,765	1.560% (1-Month USD-LIBOR less a specified spread)	Monthly	05/24/2023	72,820	0	(30)	0	(30)
	Receive	NDDUEAFE Index	29,161	1.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	180,491	0	(147)	0	(147)
HUS	Receive	NDDUEAFE Index	13,707	1.650% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/16/2022	84,839	0	(76)	0	(76)
JPM	Receive	NDDUEAFE Index	14,327	1.550% (1-Month USD-LIBOR less a specified spread)	Monthly	04/26/2023	88,676	0	(72)	0	(72)
	Receive	NDDUEAFE Index	13,005	1.530% (1-Month USD-LIBOR less a specified spread)	Monthly	05/10/2023	80,494	0	(64)	0	(64)
MYI	Receive	NDDUEAFE Index	22,473	1.521% (3-Month USD-LIBOR less a specified spread)	Quarterly	07/20/2022	153,327	0	(14,419)	0	(14,419)
	Receive	NDDUEAFE Index	41,678	0.916% (1-Month USD-LIBOR less a specified spread)	Maturity	10/12/2022	306,579	0	(49,436)	0	(49,436)
	Receive	NDDUEAFE Index	26,086	1.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	161,458	0	(131)	0	(131)
UAG	Receive	NDDUEAFE Index	2,163	1.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/13/2022	13,388	0	(12)	0	(12)
	Receive	NDDUEAFE Index	62,423	0.984% (1-Month USD-LIBOR less a specified spread)	Maturity	11/09/2022	467,170	0	(82,073)	0	(82,073)

Total Swap Agreements								$0	$(225,660)	$0	$(225,660)

(m)

Securities with an aggregate market value of $250,027 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)				Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$150,998	$0	$150,998
Industrials	0	65,137	0	65,137
Utilities	0	8,843	0	8,843
Municipal Bonds & Notes
California	0	3,398	0	3,398
Illinois	0	3,981	0	3,981
Pennsylvania	0	112	0	112
U.S. Government Agencies	0	67,101	0	67,101
U.S. Treasury Obligations	0	317,293	0	317,293
Non-Agency Mortgage-Backed Securities	0	169,856	0	169,856
Asset-Backed Securities	0	518,620	0	518,620
Sovereign Issues	0	5,619	0	5,619
Preferred Securities
Banking & Finance	0	4,110	0	4,110
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Commercial Paper	0	9,493	0	9,493
Repurchase Agreements	0	300,802	0	300,802
Short-Term Notes	0	42,304	0	42,304
Israel Treasury Bills	0	19,150	0	19,150
U.S. Treasury Bills	0	284,928	0	284,928
U.S. Treasury Cash Management Bills	0	99,383	0	99,383

	$0	$2,071,128	$0	$2,071,128
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$99,600	$0	$0	$99,600

Total Investments	$99,600	$2,071,128	$0	$2,170,728

Short Sales, at Value - Liabilities
Sovereign Issues	0	(11,607)	0	(11,607)
U.S. Government Agencies	0	(102,873)	0	(102,873)

	$0	$(114,480)	$0	$(114,480)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	6,361	0	6,361
Over the counter	0	85,046	0	85,046

	$0	$91,407	$0	$91,407
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(861)	(5,905)	0	(6,766)
Over the counter	0	(237,497)	0	(237,497)

	$(861)	$(243,402)	$0	$(244,263)

Total Financial Derivative Instruments	$(861)	$(151,995)	$0	$(152,856)

Totals	$98,739	$1,804,652	$0	$1,903,392

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.6% ¤
CORPORATE BONDS & NOTES 18.4%
BANKING & FINANCE 11.9%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$200	$169
3.300% due 01/30/2032		200	160
Aviation Capital Group LLC 5.500% due 12/15/2024		400	397
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		325	265
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(e)(f)	EUR	200	202
Barclays PLC
2.791% (US0003M + 1.380%) due 05/16/2024 ~		$1,000	1,000
4.375% due 03/15/2028 •(e)(f)		200	154
7.125% due 06/15/2025 •(e)(f)	GBP	700	820
7.750% due 09/15/2023 •(e)(f)		$200	197
8.000% due 06/15/2024 •(e)(f)		300	295
Credit Suisse Group AG
3.750% due 03/26/2025		484	469
6.250% due 12/18/2024 •(e)(f)		200	183
6.375% due 08/21/2026 •(e)(f)		200	166
7.250% due 09/12/2025 •(e)(f)		264	229
7.500% due 07/17/2023 •(e)(f)		200	185
7.500% due 12/11/2023 •(e)(f)		400	382
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	500	487
1.625% due 01/20/2027		800	752
1.750% due 01/17/2028		100	91
2.783% (US0003M + 1.230%) due 02/27/2023 ~		$1,188	1,187
3.547% due 09/18/2031 •		150	126
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,400	1,352
Erste Group Bank AG 6.500% due 04/15/2024 •(e)(f)	EUR	400	409
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		286	278
Ford Motor Credit Co. LLC
3.350% due 11/01/2022		$200	199
3.550% due 10/07/2022		600	598
4.389% due 01/08/2026		200	185
Goldman Sachs Group, Inc. 3.330% (SOFRRATE + 1.850%) due 03/15/2028 ~		1,000	992
HSBC Holdings PLC
2.848% due 06/04/2031 •		200	169
4.300% due 03/08/2026		220	218
4.950% due 03/31/2030		800	791
5.250% due 09/16/2022 •(e)(f)	EUR	200	207
ING Groep NV
4.250% due 05/16/2031 •(e)(f)		$300	205
5.750% due 11/16/2026 •(e)(f)		300	275
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(e)(f)	EUR	300	299
Lloyds Banking Group PLC
4.550% due 08/16/2028		$2,800	2,739
7.500% due 09/27/2025 •(e)(f)		1,000	977
Nationwide Building Society 4.363% due 08/01/2024 •		374	375
Natwest Group PLC
3.747% (US0003M + 1.550%) due 06/25/2024 ~		1,800	1,802
4.519% due 06/25/2024 •		1,100	1,098
4.892% due 05/18/2029 •		396	384
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		300	299
2.650% due 07/13/2022		800	800
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	4,275	496
Nykredit Realkredit AS 1.500% due 10/01/2053		19,867	2,303
Realkredit Danmark AS 1.500% due 10/01/2053		5,366	623
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$440	440

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Societe Generale SA 7.875% due 12/18/2023 •(e)(f)	400	392
Standard Chartered PLC 1.456% due 01/14/2027 •	900	795
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031	800	634
UBS AG
5.125% due 05/15/2024 (f)	462	462
7.625% due 08/17/2022 (f)	363	364
UBS Group AG 4.751% due 05/12/2028 •	1,200	1,189
VICI Properties LP 4.750% due 02/15/2028	400	382
Wells Fargo & Co. 2.393% due 06/02/2028 •	5,800	5,199
Weyerhaeuser Co. 4.000% due 04/15/2030	900	848

		36,694

INDUSTRIALS 3.8%
AEP Transmission Co. LLC 3.650% due 04/01/2050	1,200	994
Aker BP ASA 2.875% due 01/15/2026	150	142
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028	400	339
Baidu, Inc. 3.425% due 04/07/2030	1,000	920
BAT Capital Corp. 3.222% due 08/15/2024	100	97
BAT International Finance PLC 3.950% due 06/15/2025	30	30
Boeing Co. 2.750% due 02/01/2026	200	186
Broadcom, Inc.
3.137% due 11/15/2035	200	152
3.419% due 04/15/2033	700	580
3.469% due 04/15/2034	600	489
Charter Communications Operating LLC
3.900% due 06/01/2052	400	279
4.908% due 07/23/2025	132	133
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	200	183
CVS Health Corp. 3.625% due 04/01/2027	1,400	1,365
DAE Funding LLC
1.625% due 02/15/2024	400	379
2.625% due 03/20/2025	200	186
3.375% due 03/20/2028	200	176
Equinor ASA 3.125% due 04/06/2030	1,400	1,299
Expedia Group, Inc. 6.250% due 05/01/2025	44	45
Imperial Brands Finance PLC 3.500% due 07/26/2026	200	188
Kraft Heinz Foods Co.
5.000% due 07/15/2035	16	16
5.200% due 07/15/2045	22	20
Magallanes, Inc.
4.054% due 03/15/2029	200	183
4.279% due 03/15/2032	700	626
MPLX LP 2.650% due 08/15/2030	300	251
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	600	551
4.810% due 09/17/2030	200	178
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030	300	268
Sands China Ltd.
3.100% due 03/08/2029	400	284
3.250% due 08/08/2031	400	265
5.400% due 08/08/2028	400	309
T-Mobile USA, Inc.
2.250% due 02/15/2026	200	180
3.375% due 04/15/2029	300	263
3.500% due 04/15/2031	200	173

		11,729

UTILITIES 2.7%
Berkshire Hathaway Energy Co. 4.250% due 10/15/2050	700	640
Consolidated Edison Co. of New York, Inc. 3.950% due 04/01/2050	1,700	1,478

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Exelon Corp. 4.050% due 04/15/2030		2,100	2,017
Idaho Power Co. 4.200% due 03/01/2048		1,000	908
Pacific Gas & Electric Co.
1.700% due 11/15/2023		500	482
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~		500	498
3.000% due 06/15/2028		200	173
4.550% due 07/01/2030		200	178
Sprint Corp. 7.875% due 09/15/2023		600	620
Vodafone Group PLC 2.500% due 05/24/2039	EUR	500	424
Xcel Energy, Inc. 3.400% due 06/01/2030		$1,100	1,012

			8,430

Total Corporate Bonds & Notes (Cost $63,093)			56,853

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040		350	426

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		21	23

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		20	24

Total Municipal Bonds & Notes (Cost $390)			473

U.S. GOVERNMENT AGENCIES 5.0%
Fannie Mae
1.974% due 07/25/2037 •		1	1
2.004% due 07/25/2037 •		1	1
2.024% (US0001M + 0.400%) due 09/25/2035 ~		3	3
2.034% due 09/25/2035 •		6	6
2.344% due 06/25/2037 •		10	10
4.000% due 04/25/2042		493	500
Freddie Mac
1.894% due 06/15/2041 •		46	46
2.024% due 08/15/2037 •		9	9
2.034% due 10/15/2037 •		1	2
2.044% due 05/15/2037 - 09/15/2037 •		11	11
4.000% due 07/15/2042		427	431
5.000% due 03/01/2038		118	124
5.500% due 07/01/2028 - 07/01/2038		34	35
Ginnie Mae
2.480% due 11/20/2062 •		224	223
3.500% due 01/15/2042 - 06/15/2045		262	261
5.000% due 08/15/2038 - 05/15/2039		37	38
6.000% due 08/15/2037		15	16
Ginnie Mae, TBA 5.000% due 07/01/2052		4,900	5,023
U.S. Small Business Administration
4.430% due 05/01/2029		6	6
5.290% due 12/01/2027		1	1
6.220% due 12/01/2028		1	1
Uniform Mortgage-Backed Security
3.500% due 09/01/2047 - 08/01/2048		2,645	2,586
4.000% due 07/01/2025 - 09/01/2025		11	11
4.500% due 06/01/2023 - 10/01/2041		125	128
5.500% due 10/01/2022 - 09/01/2041		386	411
6.000% due 07/01/2036 - 05/01/2041		128	140
6.500% due 10/01/2035		7	8
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2052		100	96
4.500% due 08/01/2052		5,300	5,310

Total U.S. Government Agencies (Cost $15,525)			15,438

U.S. TREASURY OBLIGATIONS 19.3%
U.S. Treasury Bonds
1.375% due 11/15/2040		2,100	1,513
3.000% due 08/15/2048		154	146
3.000% due 02/15/2049		6,800	6,483
4.625% due 02/15/2040		1,807	2,152
U.S. Treasury Inflation Protected Securities (d)
0.625% due 02/15/2043		126	111

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

0.750% due 02/15/2045	491	440
1.000% due 02/15/2048	3,556	3,402
1.375% due 02/15/2044	868	890
U.S. Treasury Notes
0.375% due 12/31/2025 (i)	800	729
0.500% due 02/28/2026	3,400	3,100
1.750% due 12/31/2024 (i)	2,100	2,036
1.875% due 07/31/2022	8,352	8,357
2.000% due 07/31/2022	2,970	2,972
2.000% due 04/30/2024	300	295
2.125% due 05/15/2025	1,711	1,670
2.375% due 08/15/2024	3,862	3,812
2.375% due 05/15/2029	7,000	6,707
2.625% due 12/31/2025	200	197
2.875% due 09/30/2023	12,460	12,452
2.875% due 11/30/2023 (i)	1,180	1,179
3.000% due 09/30/2025	600	599
3.000% due 10/31/2025 (i)	600	599

Total U.S. Treasury Obligations (Cost $62,961)		59,841

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
American Home Mortgage Assets Trust 1.814% (US0001M + 0.190%) due 10/25/2046 ~	2,182	1,258
AREIT Trust
3.242% due 06/17/2039 •	1,500	1,489
3.794% due 06/17/2039 •	1,300	1,302
BCAP LLC Trust 3.277% due 03/27/2037 ~	184	156
Bear Stearns ALT-A Trust
1.944% (US0001M + 0.320%) due 02/25/2034 ~	7	6
1.944% (US0001M + 0.320%) due 06/25/2046 ^~	275	242
1.964% (US0001M + 0.340%) due 04/25/2037 ~	212	195
2.771% due 11/25/2035 ^~	1,370	1,268
ChaseFlex Trust 1.924% due 07/25/2037 •	1,024	965
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.854% (US0001M + 0.230%) due 07/25/2036 ~	101	93
Citigroup Mortgage Loan Trust 3.260% due 06/25/2036 ^~	21	20
Countrywide Alternative Loan Trust
1.476% (12MTA + 1.000%) due 02/25/2036 ~	6	5
1.944% due 02/25/2047 •	9	8
1.974% due 05/25/2037 ^•	556	216
1.984% due 05/25/2047 •	52	45
2.104% due 08/25/2047 •	1,076	921
2.661% due 03/25/2047 ^•	1,357	1,139
6.000% due 12/25/2034	654	611
Countrywide Home Loan Mortgage Pass-Through Trust
2.520% due 02/20/2035 ~	1	1
2.711% due 11/25/2034 ~	2	2
Credit Suisse Mortgage Capital Trust 2.215% due 11/25/2061 ~	195	187
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.924% due 03/25/2037 ^•	302	296
First Horizon Mortgage Pass-Through Trust 3.009% due 11/25/2037 ^~	126	114
GSR Mortgage Loan Trust
2.933% due 09/25/2035 ~	8	8
6.000% due 03/25/2037 ^	1	1
6.250% due 10/25/2036 ^	89	84
IndyMac INDX Mortgage Loan Trust
2.024% (US0001M + 0.400%) due 11/25/2046 ~	658	631
2.164% due 10/25/2036 •	156	78
JP Morgan Mortgage Trust
2.766% due 08/25/2034 ~	8	8
2.947% due 07/25/2035 ~	153	147
Luminent Mortgage Trust 2.024% due 10/25/2046 •	2,763	2,517
Merrill Lynch Mortgage Investors Trust 2.996% due 09/25/2035 ^~	16	14
Morgan Stanley Mortgage Loan Trust 1.904% due 01/25/2036 •	301	177
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ	2	1
PRET LLC 1.843% due 09/25/2051 þ	968	910
Prima Capital CRE Securitization Ltd. 3.500% due 04/15/2038	1,100	1,111
Residential Accredit Loans, Inc. Trust
1.836% (12MTA + 1.360%) due 09/25/2045 ~	7	7
1.964% due 01/25/2037 •	271	233
1.994% (US0001M + 0.370%) due 08/25/2036 ~	78	72
6.000% due 03/25/2037 ^	800	686
Shelter Growth CRE Issuer Ltd.
3.416% due 06/17/2037 •	1,100	1,096

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

4.313% due 06/17/2037 •		700	694
Structured Adjustable Rate Mortgage Loan Trust 1.924% (US0001M + 0.300%) due 02/25/2037 ~		121	118
Structured Asset Mortgage Investments Trust 1.884% (US0001M + 0.260%) due 03/25/2037 ~		4	1
Taurus UK DAC 1.458% due 05/17/2031 •	GBP	298	350
Wachovia Mortgage Loan Trust LLC 2.317% due 10/20/2035 ~		$30	28
WaMu Mortgage Pass-Through Certificates Trust
1.396% due 09/25/2046 ^•		745	681
1.476% due 02/25/2046 •		15	14
1.676% due 11/25/2042 •		9	9
2.577% due 01/25/2037 ^~		52	46
2.853% due 08/25/2046 ^~		345	323

Total Non-Agency Mortgage-Backed Securities (Cost $20,280)			20,584

ASSET-BACKED SECURITIES 24.1%
ACE Securities Corp. Home Equity Loan Trust
1.904% due 07/25/2036 •		353	278
6.124% due 08/25/2040 ^•		691	642
Apex Credit CLO Ltd. 3.696% due 09/20/2029 •		700	672
Aqueduct European CLO DAC 0.640% (EUR003M + 0.640%) due 07/20/2030 ~	EUR	1,032	1,066
Arbor Realty Commercial Real Estate Notes Ltd.
3.679% due 05/15/2037 •		$600	595
4.179% (TSFR1M + 2.900%) due 05/15/2037 ~		600	595
Ares European CLO DAC
0.780% due 10/15/2031 •	EUR	1,300	1,332
0.850% due 04/20/2032 •		950	970
Argent Securities Trust
1.924% due 07/25/2036 •		$550	487
1.944% due 05/25/2036 •		2,937	801
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.704% (US0001M + 1.080%) due 01/25/2034 ~		390	369
Asset-Backed Securities Corp. Home Equity Loan Trust 2.584% due 07/25/2035 •		19	19
Aurium CLO DAC 0.730% due 01/16/2031 •	EUR	1,700	1,750
Bear Stearns Asset-Backed Securities Trust 1.944% due 08/25/2036 •		$106	101
BlueMountain Fuji EUR CLO II DAC 0.650% due 07/15/2030 •	EUR	1,120	1,156
BNPP AM Euro CLO DAC 0.820% due 07/22/2032 •		1,100	1,119
BPCRE Holder LLC 3.907% due 01/18/2037 •		$700	690
Cairn CLO DAC
0.600% due 04/30/2031 •	EUR	600	620
0.780% (EUR003M + 0.780%) due 10/15/2031 ~		400	409
Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		700	717
0.890% due 08/15/2032 •		700	712
CarNow Auto Receivables Trust 3.440% due 07/15/2024		$166	166
CIT Mortgage Loan Trust 2.974% due 10/25/2037 •		176	175
Citigroup Mortgage Loan Trust 1.944% (US0001M + 0.320%) due 09/25/2036 ~		988	757
Countrywide Asset-Backed Certificates Trust
1.824% due 09/25/2047 ^•		373	353
1.914% (US0001M + 0.290%) due 01/25/2037 ~		4,180	3,779
2.104% due 03/25/2036 •		81	78
2.284% (US0001M + 0.660%) due 04/25/2036 ~		137	136
2.344% due 05/25/2036 •		1,221	1,204
2.659% (US0001M + 1.035%) due 12/25/2035 ~		770	744
2.689% due 07/25/2035 •		408	403
CVC Cordatus Loan Fund DAC 0.630% (EUR003M + 0.630%) due 09/15/2031 ~	EUR	500	512
Ellington Loan Acquisition Trust 2.674% (US0001M + 1.050%) due 05/25/2037 ~		$387	378
Fortress Credit Investments Ltd. 2.753% due 02/23/2039 •		1,800	1,777
Gallatin CLO Ltd. 2.694% due 07/15/2031 •		600	578
GLS Auto Receivables Issuer Trust
1.723% due 06/15/2023		800	796
3.550% due 01/15/2026		1,600	1,592
GSAMP Trust
1.694% (US0001M + 0.070%) due 12/25/2036 ~		4	2
1.854% due 01/25/2037 •		902	790
Halseypoint Clo Ltd. 2.503% due 07/20/2031 •		300	296

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

HSI Asset Securitization Corp. Trust 1.764% (US0001M + 0.140%) due 01/25/2037 ~		506	404
KKR CLO Ltd.
1.984% due 07/18/2030 •		400	394
2.444% due 04/15/2031 •		400	382
2.644% due 07/18/2030 •		800	772
LCM LP 2.544% due 07/19/2027 •		700	679
Madison Park Euro Funding DAC 0.740% (EUR003M + 0.740%) due 10/25/2030 ~	EUR	400	410
Man GLG Euro CLO
1.700% (EUR003M + 1.700%) due 10/15/2032 ~		1,000	988
1.970% due 10/15/2032		500	465
MASTR Asset-Backed Securities Trust 1.674% due 01/25/2037 •		$6	2
Merrill Lynch Mortgage Investors Trust
1.924% (US0001M + 0.300%) due 08/25/2037 ~		1,152	647
2.144% (US0001M + 0.520%) due 02/25/2037 ~		2,034	699
MF1 Ltd. 2.542% due 02/19/2037 •		1,300	1,238
Morgan Stanley ABS Capital, Inc. Trust
1.754% due 01/25/2037 •		2,150	1,143
1.839% due 03/25/2037 •		1,562	684
Mountain View CLO LLC 2.134% (US0003M + 1.090%) due 10/16/2029 ~		777	767
Nassau Ltd. 2.194% (US0003M + 1.150%) due 10/15/2029 ~		544	541
NovaStar Mortgage Funding Trust 2.124% due 09/25/2036 •		1,140	542
Option One Mortgage Loan Trust
1.844% due 04/25/2037 •		799	595
1.844% (US0001M + 0.220%) due 05/25/2037 ~		463	312
2.164% due 01/25/2036 •		814	762
2.404% due 02/25/2035 •		980	950
Pagaya AI Debt Selection Trust 4.970% due 01/15/2030		600	596
Palmer Square European Loan Funding DAC
0.730% due 07/15/2031 •	EUR	973	1,000
0.780% due 04/15/2031 •		1,107	1,146
PRET LLC
1.744% due 07/25/2051 þ		$480	451
2.487% due 10/25/2051 þ		725	682
5.240% due 04/25/2052 þ		775	762
6.170% due 06/25/2052 «þ		1,400	1,405
Providus CLO DAC 0.750% (EUR003M + 0.750%) due 07/15/2031 ~	EUR	400	408
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		$207	86
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		457	436
4.320% due 09/25/2030		500	492
Residential Asset Securities Corp. Trust 2.344% (US0001M + 0.480%) due 01/25/2036 ~		2,200	2,134
Sculptor European CLO DAC 0.790% due 01/14/2032 •	EUR	1,700	1,720
Securitized Asset-Backed Receivables LLC Trust 2.104% due 07/25/2036 •		$323	156
SG Mortgage Securities Trust 1.984% due 02/25/2036 •		1,663	997
Sound Point CLO Ltd. 2.174% due 01/23/2029 •		1,008	995
Soundview Home Loan Trust
1.704% due 06/25/2037 •		2	2
1.734% (US0001M + 0.110%) due 02/25/2037 ~		1,525	462
1.774% due 03/25/2037 •		134	126
1.834% due 06/25/2037 •		535	387
Starwood Mortgage Trust 2.579% due 11/15/2038 •		2,000	1,905
Structured Asset Securities Corp. Mortgage Loan Trust
1.854% due 05/25/2047 •		574	555
2.044% due 02/25/2037 •		387	365
Symphony CLO Ltd. 1.924% due 04/15/2028 •		237	235
Symphony Static CLO Ltd. 2.014% (US0003M + 0.830%) due 10/25/2029 ~		380	373
TCI-Symphony CLO Ltd. 2.571% due 10/13/2032 •		1,000	941
Theorem Funding Trust 1.850% due 02/15/2028		949	931
TIAA CLO Ltd. 2.763% (US0003M + 1.700%) due 01/20/2032 ~		1,600	1,526
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		3,268	3,174
Tralee CLO Ltd. 2.634% due 10/25/2032 •		400	390

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Upstart Securitization Trust 4.370% due 05/20/2032		600	593
Upstart Structured Pass Throug 4.250% due 06/17/2030		288	283
Venture CLO Ltd.
2.628% due 08/28/2029 •		1,245	1,237
2.686% due 07/30/2032 •		700	673
3.036% (US0003M + 1.750%) due 07/30/2032 ~		800	751
WaMu Asset-Backed Certificates WaMu Trust 1.984% due 04/25/2037 •		4,358	1,859
Wells Fargo Home Equity Asset-Backed Securities Trust 2.374% due 12/25/2035 •		701	684
Westlake Automobile Receivables Trust 1.481% (SOFR30A + 1.130%) due 08/15/2025 ~		600	600

Total Asset-Backed Securities (Cost $78,462)			74,510

SOVEREIGN ISSUES 0.9%
Argentina Government International Bond
0.500% due 07/09/2030 þ		256	57
1.000% due 07/09/2029		54	13
1.125% due 07/09/2035 þ		469	99
2.500% due 07/09/2041 þ		1,629	423
Brazil Government International Bond 4.750% due 01/14/2050		582	396
Israel Government International Bond 0.750% due 07/31/2022	ILS	6,500	1,861

Total Sovereign Issues (Cost $3,777)			2,849

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 4.709% (US0003M + 3.470%) due 10/30/2022 ~(e)		225,000	214
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(e)		113,250	115

Total Preferred Securities (Cost $356)			329

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 39.0%
COMMERCIAL PAPER 0.5%
Crown Castle International Corp. 2.400% due 07/12/2022		$1,600	1,599

REPURCHASE AGREEMENTS (g) 0.4%			1,333

SHORT-TERM NOTES 2.9%
AmeriCredit Automobile Receivables Trust 2.192% due 06/19/2023		1,800	1,799
CCG Receivables Trust 1.842% due 06/14/2023		1,200	1,198
Enterprise Fleet Financing LLC 2.764% due 06/20/2023		3,400	3,404
Exeter Automobile Receivables Trust 1.865% due 06/15/2023		1,800	1,799
Westlake Automobile Receivables Trust 1.808% due 06/15/2023		700	700

			8,900

ISRAEL TREASURY BILLS 0.1%
0.022% due 01/04/2023 (b)(c)	ILS	600	171

U.S. TREASURY BILLS 35.1%
0.904% due 07/05/2022 - 09/29/2022 (a)(b)(k)		$108,800	108,695

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $120,723)		120,698

Total Investments in Securities (Cost $365,567)		351,575

	SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short Asset Portfolio	1,023,350	10,006
PIMCO Short-Term Floating NAV Portfolio III	6,673	65

Total Short-Term Instruments (Cost $10,324)		10,071

Total Investments in Affiliates (Cost $10,324)		10,071

Total Investments 116.9% (Cost $375,891)		$361,646
Financial Derivative Instruments (h)(j) (11.5)%(Cost or Premiums, net $(6,960))		(35,715)
Other Assets and Liabilities, net (5.4)%		(16,587)

Net Assets 100.0%		$309,344

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$1,333	U.S. Treasury Notes 3.000% due 06/30/2024	$(1,360)	$1,333	$1,333

Total Repurchase Agreements	$(1,360)	$1,333	$1,333

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

U.S. Government Agencies (6.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2037	$3,900	$(3,652)	$(3,641)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2052	10,500	(9,104)	(9,106)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2052	7,100	(6,382)	(6,380)

Total U.S. Government Agencies	(19,138)	(19,127)

Sovereign Issues (0.9)%
Canada Government International Bond	2.750%	12/01/2048	CAD	3,900	(2,687)	(2,811)

Total Short Sales (7.1)%	$(21,825)	$(21,938)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $10 of accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Mini MSCI EAFE Index September Futures	09/2022	34	$3,156	$(23)	$0	$(16)
U.S. Treasury 2-Year Note September Futures	09/2022	2	420	(2)	1	0
U.S. Treasury 10-Year Note September Futures	09/2022	53	6,282	(36)	43	0

$(61)	$44	$(16)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	7	$(1,091)	$30	$0	$(26)
Euro-Buxl 30-Year Bond September Futures	09/2022	3	(514)	22	0	(22)
U.S. Treasury 5-Year Note September Futures	09/2022	463	(51,972)	226	0	(266)
U.S. Treasury 30-Year Bond September Futures	09/2022	170	(23,566)	213	0	(199)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	46	(7,100)	128	0	(54)

$619	$0	$(567)

Total Futures Contracts	$558	$44	$(583)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	2.327%	$300	$(2)	$(12)	$(14)	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	400	(2)	(21)	(23)	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700	400	5	(16)	(11)	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	2.634	1,300	259	(136)	123	0	(2)
Stellantis NV	5.000	Quarterly	12/20/2026	2.172	EUR	800	185	(85)	100	0	(5)

$445	$(270)	$175	$0	$(9)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$41,000	$467	$(467)	$0	$0	$(8)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	EUR	1,000	1	(11)	(10)	0	(3)

$468	$(478)	$(10)	$0	$(11)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	6,400	$(621)	$(505)	$(1,126)	$116	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	2,800	610	468	1,078	0	(83)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	$1,400	9	(129)	(120)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	5,600	(185)	(445)	(630)	36	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	1,200	25	(147)	(122)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	5,400	(156)	(574)	(730)	42	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	4,150	678	(1,174)	(496)	26	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022	$34,200	(358)	677	319	0	(3)
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024	82,400	163	(4,817)	(4,654)	199	0
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024	114,900	76	(6,766)	(6,690)	280	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024	26,600	(1,160)	2,232	1,072	0	(75)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025	24,700	(2,665)	2,768	103	0	(91)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	144,500	(5,035)	12,575	7,540	0	(683)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025	1,700	(147)	189	42	0	(7)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025	2,700	63	(250)	(187)	11	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026	7,600	(14)	(658)	(672)	33	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027	71,900	2,375	(8,388)	(6,013)	412	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	21,400	(2,510)	3,108	598	0	(126)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	16,000	(945)	(1,292)	(2,237)	97	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	60,200	983	(8,714)	(7,731)	430	0
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031	4,600	30	665	695	0	(34)
Receive	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031	18,200	(166)	2,675	2,509	0	(129)
Receive	3-Month USD-LIBOR	1.170	Semi-Annual	08/04/2031	29,400	56	4,286	4,342	0	(205)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050	1,100	(25)	(288)	(313)	8	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	5,200	1,058	694	1,752	0	(36)
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	6,800	(616)	(694)	(1,310)	118	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	2,500	276	614	890	0	(65)
Pay	UKRPI	3.595	Maturity	11/15/2028	GBP	2,900	292	(626)	(334)	6	0

$(7,909)	$(4,516)	$(12,425)	$1,832	$(1,537)

Total Swap Agreements	$(6,996)	$(5,264)	$(12,260)	$1,832	$(1,557)

(i)	Securities with an aggregate market value of $4,029 and cash of $5,007 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	Unsettled variation margin asset of $46 for closed future agreements is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	$8,470	CAD	10,835	$24	$(76)
07/2022	2,950	DKK	20,743	0	(28)
08/2022	DKK	20,700	$2,950	28	0
08/2022	EUR	87	92	0	0
08/2022	$225	EUR	212	0	(2)
BPS	07/2022	CAD	7,420	$5,793	52	(23)
07/2022	CHF	56	58	0	0
07/2022	GBP	1,042	1,313	44	0
08/2022	1,042	1,266	0	(3)
08/2022	$504	ZAR	8,052	0	(12)
11/2022	124	1,986	0	(4)
CBK	08/2022	ILS	6,596	$2,034	143	0
01/2023	600	190	16	0
DUB	07/2022	DKK	6,074	899	44	0
08/2022	EUR	19,637	20,852	214	0
GLM	07/2022	BRL	4,523	910	46	0
07/2022	$870	BRL	4,523	0	(6)
08/2022	BRL	4,523	$863	6	0
11/2022	ZAR	1,491	93	3	0
HUS	07/2022	$2,900	CAD	3,661	0	(55)
08/2022	CNH	116	$17	0	0
05/2023	117	17	0	0
JPM	08/2022	124	18	0	0
08/2022	SGD	23	17	0	0
MYI	07/2022	DKK	21,209	3,147	159	0
07/2022	$932	DKK	6,538	0	(11)
08/2022	DKK	4,344	$619	6	0
RBC	08/2022	$178	EUR	165	0	(5)
08/2022	ZAR	8,052	$512	19	0
09/2022	$1,249	MXN	25,701	14	0
RYL	07/2022	CAD	3,652	$2,907	70	0
SCX	07/2022	3,525	2,728	0	(11)
08/2022	CNH	133	20	0	0
UAG	09/2022	MXN	25,525	1,281	27	0

Total Forward Foreign Currency Contracts	$915	$(236)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	30,200	$290	$734

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Total Purchased Options	$290	$734

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250%	07/20/2022	200	$(2)	$(4)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	600	(3)	(1)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	1,800	(5)	(6)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	200	(2)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	200	(1)	(1)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	2,700	(5)	(3)
GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700	08/17/2022	700	(1)	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	1,700	(4)	(3)
JPM	Put - OTC CDX.HY-38 5-Year Index	Sell	95.000	08/17/2022	400	(5)	(6)
Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	300	(2)	(3)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.250	07/20/2022	500	(1)	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	08/17/2022	1,400	(3)	(2)

$(34)	$(31)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	60,400	$(290)	$(824)

Total Written Options	$(324)	$(855)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	2.451%	EUR	300	$70	$(43)	$27	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

HUS	Receive	NDDUEAFE Index	10,393	0.862% (3-Month USD-LIBOR less a specified spread)	Quarterly	09/14/2022	$64,327	$0	$(158)	$0	$(158)
JPM	Receive	NDDUEAFE Index	11,238	2.067% (3-Month USD-LIBOR less a specified spread)	Maturity	07/06/2022	85,155	0	(15,826)	0	(15,826)
Receive	NDDUEAFE Index	4,496	1.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/22/2023	27,828	0	(9)	0	(9)
Receive	NDDUEAFE Index	793	1.540% (1-Month USD-LIBOR less a specified spread)	Monthly	04/05/2023	4,908	0	(4)	0	(4)
Receive	NDDUEAFE Index	853	1.530% (1-Month USD-LIBOR less a specified spread)	Monthly	05/10/2023	5,279	0	(4)	0	(4)
MEI	Receive	NDDUEAFE Index	11,238	2.122% (3-Month USD-LIBOR less a specified spread)	Maturity	07/06/2022	85,155	0	(15,875)	0	(15,875)
Receive	NDDUEAFE Index	2,870	1.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/22/2023	17,764	0	(6)	0	(6)
MYI	Receive	NDDUEAFE Index	6,539	1.521% (3-Month USD-LIBOR less a specified spread)	Quarterly	08/10/2022	44,614	0	(4,194)	0	(4,194)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

UAG	Receive	NDDUEAFE Index	1,075	1.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/13/2022	6,653	0	(6)	0	(6)

$0	$(36,082)	$0	$(36,082)

Total Swap Agreements	$70	$(36,125)	$27	$(36,082)

(k)

Securities with an aggregate market value of $45,199 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$36,694	$0	$36,694
Industrials	0	11,729	0	11,729
Utilities	0	8,430	0	8,430
Municipal Bonds & Notes
California	0	426	0	426
Illinois	0	23	0	23
Nebraska	0	24	0	24
U.S. Government Agencies	0	15,438	0	15,438
U.S. Treasury Obligations	0	59,841	0	59,841
Non-Agency Mortgage-Backed Securities	0	20,584	0	20,584
Asset-Backed Securities	0	73,105	1,405	74,510
Sovereign Issues	0	2,849	0	2,849
Preferred Securities
Banking & Finance	0	329	0	329
Short-Term Instruments
Commercial Paper	0	1,599	0	1,599
Repurchase Agreements	0	1,333	0	1,333
Short-Term Notes	0	8,900	0	8,900
Israel Treasury Bills	0	171	0	171
U.S. Treasury Bills	0	108,695	0	108,695

$0	$350,170	$1,405	$351,575
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,071	$0	$0	$10,071

Total Investments	$10,071	$350,170	$1,405	$361,646

Short Sales, at Value - Liabilities
Sovereign Issues	0	(2,811)	0	(2,811)
U.S. Government Agencies	0	(19,127)	0	(19,127)

$0	$(21,938)	$0	$(21,938)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,876	0	1,876
Over the counter	0	1,676	0	1,676

$0	$3,552	$0	$3,552
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(64)	(2,076)	0	(2,140)
Over the counter	0	(37,173)	0	(37,173)

$(64)	$(39,249)	$0	$(39,313)

Total Financial Derivative Instruments	$(64)	$(35,697)	$0	$(35,761)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2022 (Unaudited)

Totals	$10,007	$292,535	$1,405	$303,947

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.6%
Alliant Holdings Intermediate LLC 4.916% (LIBOR01M + 3.250%) due 05/09/2025 ~		$291	$275
Altice France SA 5.411% (LIBOR03M + 4.000%) due 08/14/2026 ~		386	353
AmWINS Group, Inc. 3.916% (LIBOR01M + 2.250%) due 02/19/2028 ~		990	936
Avolon TLB Borrower 1 (U.S.) LLC 3.845% (LIBOR01M + 2.250%) due 12/01/2027 ~		788	751
Caesars Resort Collection LLC 4.416% (LIBOR01M + 2.750%) due 12/23/2024 ~		1,146	1,106
Hilton Grand Vacations Borrower LLC 4.666% (LIBOR01M + 3.000%) due 08/02/2028 ~		794	745
II-VI, Inc. TBD% due 01/14/2028		599	576
Medline Borrower LP 4.916% (LIBOR01M + 3.250%) due 10/23/2028 ~		399	371
New Trojan Parent, Inc. 4.261% - 4.916% (LIBOR01M + 3.250%) due 01/06/2028 ~		1,287	1,156
Organon & Co. 4.625% (LIBOR03M + 3.000%) due 06/02/2028 ~		1,676	1,616
Setanta Aircraft Leasing Designated Activity Co. 4.250% (LIBOR03M + 2.000%) due 11/05/2028 ~		3,000	2,863
SkyMiles IP Ltd. 4.813% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,300	1,291
Standard Industries, Inc. 3.788% (LIBOR06M + 2.500%) due 09/22/2028 ~		876	849
Stars Group Holdings BV 4.500% (LIBOR03M + 2.250%) due 07/21/2026 ~		394	375
Verifone Systems, Inc. 5.524% (LIBOR03M + 4.000%) due 08/20/2025 ~		290	264
Zayo Group Holdings, Inc. 4.666% (LIBOR01M + 3.000%) due 03/09/2027 ~		356	320

Total Loan Participations and Assignments (Cost $14,581)			13,847

CORPORATE BONDS & NOTES 59.0%
BANKING & FINANCE 22.0%
AerCap Ireland Capital DAC 3.850% due 10/29/2041		2,000	1,444
Agree LP 2.000% due 06/15/2028		900	770
AIA Group Ltd. 3.200% due 09/16/2040		900	720
AIB Group PLC 4.263% due 04/10/2025 •		500	491
American Assets Trust LP 3.375% due 02/01/2031		1,100	942
American International Group, Inc. 4.375% due 06/30/2050		1,100	978
American Tower Corp.
2.300% due 09/15/2031		2,800	2,221
2.750% due 01/15/2027		200	183
3.100% due 06/15/2050		500	347
3.125% due 01/15/2027		1,800	1,672
Antares Holdings LP 3.750% due 07/15/2027		1,200	1,010
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		500	434
3.600% due 09/15/2051		950	716
Athene Global Funding 2.500% due 01/14/2025		300	285
Aviation Capital Group LLC
4.875% due 10/01/2025		300	291
5.500% due 12/15/2024		600	595
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		646	527
5.500% due 01/15/2026		1,300	1,263
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	1,300	1,141
3.625% due 09/24/2024		1,200	1,164

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(e)(f)		1,400	1,413
Banco Bradesco SA 3.200% due 01/27/2025		$200	191
Banco BTG Pactual SA 4.500% due 01/10/2025		600	579
Banco Santander Chile 2.700% due 01/10/2025		700	671
Bank of America Corp.
0.810% due 10/24/2024 •		1,700	1,621
2.299% due 07/21/2032 •		300	243
2.401% (US0003M + 0.790%) due 03/05/2024 ~		1,100	1,094
2.831% due 10/24/2051 •		700	481
4.100% due 07/24/2023		300	303
Barclays PLC
6.125% due 12/15/2025 •(e)(f)		1,700	1,581
7.125% due 06/15/2025 •(e)(f)	GBP	200	234
7.250% due 03/15/2023 •(e)(f)		400	480
7.750% due 09/15/2023 •(e)(f)		$400	394
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		700	472
3.200% due 01/30/2052		3,000	2,190
3.500% due 09/10/2049		600	468
BNP Paribas SA
3.132% due 01/20/2033 •		1,300	1,090
4.500% due 02/25/2030 •(e)(f)		300	225
BPCE SA
4.500% due 03/15/2025		900	886
4.625% due 07/11/2024		1,200	1,194
Brixmor Operating Partnership LP 4.125% due 05/15/2029		200	186
Brookfield Finance LLC 3.450% due 04/15/2050		800	574
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	1,049
CI Financial Corp. 4.100% due 06/15/2051		900	585
Citigroup, Inc. 3.057% due 01/25/2033 •(g)		1,100	933
CNA Financial Corp. 3.900% due 05/01/2029		400	376
Commonwealth Bank of Australia 3.743% due 09/12/2039 (f)		1,300	1,061
Corporate Office Properties LP 2.900% due 12/01/2033		2,100	1,630
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		300	141
4.800% due 08/06/2030		1,000	426
Credit Suisse Group AG
2.997% due 12/14/2023 •		2,100	2,086
3.091% due 05/14/2032 •		1,400	1,116
3.800% due 06/09/2023		1,400	1,387
4.194% due 04/01/2031 •		250	221
7.125% due 07/29/2022 •(e)(f)		800	800
7.500% due 07/17/2023 •(e)(f)		200	185
Crown Castle International Corp.
3.250% due 01/15/2051		600	432
4.000% due 03/01/2027		200	195
4.000% due 11/15/2049		800	651
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		4,200	3,977
Danske Bank AS 3.244% due 12/20/2025 •		300	286
Deutsche Bank AG
2.129% due 11/24/2026 •(g)		1,100	978
2.625% due 12/16/2024	GBP	800	928
3.547% due 09/18/2031 •		$725	608
3.729% due 01/14/2032 •(g)		2,400	1,806
3.742% due 01/07/2033 •		3,600	2,624
Discover Bank 4.650% due 09/13/2028		1,000	963
Duke Realty LP
2.250% due 01/15/2032		3,000	2,502
3.375% due 12/15/2027		300	284
Equinix, Inc.
1.450% due 05/15/2026		1,000	889
3.000% due 07/15/2050		200	137
3.200% due 11/18/2029		400	356
3.400% due 02/15/2052		900	668
Erste Group Bank AG 6.500% due 04/15/2024 •(e)(f)	EUR	1,400	1,431
Essex Portfolio LP 2.650% due 09/01/2050		$2,600	1,656
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		600	577
4.850% due 04/17/2028		500	497

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Fidelity National Financial, Inc. 5.500% due 09/01/2022		2,800	2,811
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	600	676
3.375% due 11/13/2025		$800	723
3.550% due 10/07/2022		700	698
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		2,500	2,363
GA Global Funding Trust 2.900% due 01/06/2032		1,100	915
Global Atlantic Fin Co. 3.125% due 06/15/2031		2,750	2,191
GLP Capital LP 3.250% due 01/15/2032		3,500	2,812
Goldman Sachs Group, Inc.
2.650% due 10/21/2032 •		8,200	6,766
3.272% due 09/29/2025 •		1,400	1,362
3.691% due 06/05/2028 •		1,600	1,519
HAT Holdings LLC 3.375% due 06/15/2026		2,100	1,811
Healthcare Trust of America Holdings LP 3.500% due 08/01/2026		1,300	1,239
Host Hotels & Resorts LP 4.000% due 06/15/2025		1,000	979
Howard Hughes Corp. 4.375% due 02/01/2031		1,500	1,113
HSBC Holdings PLC
2.357% due 08/18/2031 •		1,300	1,055
2.633% due 11/07/2025 •		300	286
2.848% due 06/04/2031 •		1,600	1,353
3.803% due 03/11/2025 •		700	691
4.041% due 03/13/2028 •		300	285
4.600% due 12/17/2030 •(e)(f)		1,700	1,311
5.250% due 09/16/2022 •(e)(f)	EUR	800	828
6.500% due 03/23/2028 •(e)(f)		$700	636
Huarong Finance Co. Ltd.
3.625% due 09/30/2030		1,100	847
3.875% due 11/13/2029		300	240
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		300	260
3.570% due 01/21/2032		2,700	2,315
ING Groep NV 3.550% due 04/09/2024		1,200	1,190
Intercontinental Exchange, Inc.
2.650% due 09/15/2040		3,200	2,355
3.000% due 06/15/2050		800	587
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034		3,300	2,544
JPMorgan Chase & Co. 4.565% due 06/14/2030 •		700	688
KKR Group Finance Co. LLC
3.500% due 08/25/2050		1,400	1,052
3.625% due 02/25/2050		400	308
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	1,800	1,831
Lloyds Banking Group PLC
1.875% due 01/15/2026 •	GBP	700	802
2.907% due 11/07/2023 •		$500	498
4.344% due 01/09/2048		700	573
4.947% due 06/27/2025 •(e)(f)	EUR	300	296
LXP Industrial Trust 2.700% due 09/15/2030		$500	411
Mid-America Apartments LP 3.750% due 06/15/2024		1,500	1,496
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030		600	490
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,400	1,137
2.226% due 05/25/2026 •		400	374
Morgan Stanley
0.000% due 04/02/2032 þ(g)		8,600	5,371
3.591% due 07/22/2028 •		1,700	1,611
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	500	528
Nasdaq, Inc. 2.500% due 12/21/2040		$1,300	908
National Health Investors, Inc. 3.000% due 02/01/2031		800	615
National Retail Properties, Inc. 3.500% due 10/15/2027		900	845
Nationwide Building Society 4.000% due 09/14/2026		1,130	1,090
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		600	489
Natwest Group PLC
4.600% due 06/28/2031 •(e)(f)		200	148

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

5.076% due 01/27/2030 •		1,200	1,176
Nippon Life Insurance Co. 2.750% due 01/21/2051 •		2,500	2,028
Nissan Motor Acceptance Co. LLC 2.600% due 09/28/2022		700	697
Nomura Holdings, Inc.
2.679% due 07/16/2030		900	737
2.999% due 01/22/2032		2,300	1,871
3.103% due 01/16/2030		500	426
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	7,061	791
Ohio National Financial Services, Inc. 5.800% due 01/24/2030		$400	385
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		1,600	1,301
OneMain Finance Corp. 3.500% due 01/15/2027		2,300	1,843
Pacific LifeCorp 3.350% due 09/15/2050		2,300	1,729
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		56	56
Park Intermediate Holdings LLC 4.875% due 05/15/2029		900	774
Perusahaan Penerbit SBSN Indonesia 2.800% due 06/23/2030		700	614
Physicians Realty LP 3.950% due 01/15/2028		400	382
Pine Street Trust 4.572% due 02/15/2029		1,000	967
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,400	1,124
Sammons Financial Group, Inc. 3.350% due 04/16/2031		1,000	828
Santander Holdings USA, Inc. 2.490% due 01/06/2028 •		3,000	2,650
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		1,400	1,255
2.469% due 01/11/2028 •		1,400	1,238
4.750% due 09/15/2025		500	494
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		400	384
5.950% due 10/24/2022		200	198
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,100	997
Sitka Holdings LLC 6.750% due 07/06/2026 •		$600	581
Societe Generale SA
5.375% due 11/18/2030 •(e)(f)		700	544
7.375% due 10/04/2023 •(e)(f)		800	771
Spirit Realty LP 4.450% due 09/15/2026		1,500	1,478
Standard Chartered PLC
2.819% due 01/30/2026 •		500	474
3.265% due 02/18/2036 •		1,800	1,456
3.603% due 01/12/2033 •		2,200	1,801
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027		1,100	957
STORE Capital Corp. 2.700% due 12/01/2031		4,000	3,208
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		700	577
SURA Asset Management SA 4.375% due 04/11/2027		1,300	1,227
Synchrony Financial 2.875% due 10/28/2031		4,900	3,719
Teachers Insurance & Annuity Association of America 4.900% due 09/15/2044		1,100	1,057
TP ICAP Finance PLC 5.250% due 01/26/2024	GBP	500	603
UBS Group AG
2.361% (US0003M + 0.950%) due 08/15/2023 ~		$2,100	2,099
4.375% due 02/10/2031 •(e)(f)		600	440
VICI Properties LP 3.875% due 02/15/2029		1,300	1,121
Wells Fargo & Co.
2.406% due 10/30/2025 •		1,100	1,048
2.572% due 02/11/2031 •		1,600	1,377
Weyerhaeuser Co. 4.000% due 11/15/2029		700	663

			184,673

INDUSTRIALS 30.4%
7-Eleven, Inc. 2.800% due 02/10/2051		1,000	654

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Air Canada Pass-Through Trust 5.250% due 10/01/2030		1,136	1,137
Aker BP ASA 3.000% due 01/15/2025		300	290
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,235	1,221
Alcon Finance Corp. 3.800% due 09/23/2049		500	398
Alibaba Group Holding Ltd. 3.400% due 12/06/2027		3,600	3,442
Allegion PLC 3.500% due 10/01/2029		600	531
Altice Financing SA
2.250% due 01/15/2025	EUR	400	369
4.250% due 08/15/2029		1,600	1,270
Altice France SA 4.250% due 10/15/2029		1,100	864
Altria Group, Inc. 4.800% due 02/14/2029		$258	245
American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,100	2,650
3.350% due 04/15/2031		1,645	1,515
3.375% due 11/01/2028		1,302	1,169
3.600% due 04/15/2031		196	172
3.650% due 12/15/2029		371	308
Amgen, Inc.
3.000% due 02/22/2029		100	92
3.350% due 02/22/2032		1,600	1,467
3.375% due 02/21/2050		700	536
4.200% due 02/22/2052		200	176
4.950% due 10/01/2041		1,214	1,180
Anheuser-Busch InBev Worldwide, Inc. 4.950% due 01/15/2042		1,500	1,431
Aptiv PLC
3.100% due 12/01/2051		3,600	2,329
4.350% due 03/15/2029		600	568
Arrow Electronics, Inc. 2.950% due 02/15/2032		800	665
Atlantia SpA 1.875% due 07/13/2027	EUR	500	427
AutoNation, Inc. 4.750% due 06/01/2030		$400	377
Bacardi Ltd. 4.700% due 05/15/2028		1,200	1,186
BAE Systems PLC 3.000% due 09/15/2050		1,000	712
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		900	718
BAT Capital Corp.
4.390% due 08/15/2037		1,200	954
4.540% due 08/15/2047		400	294
4.758% due 09/06/2049		300	227
Baxter International, Inc. 3.132% due 12/01/2051		1,400	1,015
Bayer U.S. Finance LLC 2.839% (US0003M + 1.010%) due 12/15/2023 ~		900	895
Becton Dickinson & Co.
3.734% due 12/15/2024		177	176
3.794% due 05/20/2050		500	414
Berry Global, Inc. 1.570% due 01/15/2026		2,600	2,323
Boardwalk Pipelines LP 3.400% due 02/15/2031		2,000	1,708
Boeing Co.
2.750% due 02/01/2026		2,800	2,604
3.250% due 02/01/2035		700	531
3.600% due 05/01/2034		700	560
3.650% due 03/01/2047		400	272
3.750% due 02/01/2050		700	495
5.705% due 05/01/2040		400	374
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050		700	524
BRF SA 4.875% due 01/24/2030		1,400	1,111
British Airways Pass-Through Trust
3.300% due 06/15/2034		2,474	2,211
3.800% due 03/20/2033		758	718
4.125% due 03/20/2033		1,218	1,106
Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,207
3.137% due 11/15/2035		2,004	1,525
3.187% due 11/15/2036		925	704
3.419% due 04/15/2033		500	414
3.469% due 04/15/2034		2,700	2,201
4.150% due 11/15/2030		202	185
4.300% due 11/15/2032		1,300	1,182

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

4.926% due 05/15/2037	272	244
Cameron LNG LLC 3.302% due 01/15/2035	300	257
Canadian Pacific Railway Co. 3.000% due 12/02/2041	1,600	1,254
Carrier Global Corp. 3.377% due 04/05/2040	1,900	1,493
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050	500	373
CCO Holdings LLC 4.500% due 08/15/2030	1,700	1,417
CDW LLC 3.569% due 12/01/2031	1,100	911
Centene Corp.
2.450% due 07/15/2028	1,400	1,171
4.625% due 12/15/2029	500	468
Charter Communications Operating LLC
4.400% due 12/01/2061	4,200	3,029
4.800% due 03/01/2050	1,600	1,271
5.250% due 04/01/2053	4,900	4,151
5.375% due 05/01/2047	2,500	2,134
Children's Health System of Texas 2.511% due 08/15/2050	1,500	1,019
Cigna Corp. 4.800% due 08/15/2038	2,100	2,046
Citrix Systems, Inc. 3.300% due 03/01/2030	300	293
Comcast Corp.
2.887% due 11/01/2051	215	154
2.937% due 11/01/2056	1,765	1,230
CommonSpirit Health 3.910% due 10/01/2050	1,300	1,046
Conagra Brands, Inc. 5.300% due 11/01/2038	1,100	1,039
Continental Resources, Inc. 2.268% due 11/15/2026	2,200	1,955
CoStar Group, Inc. 2.800% due 07/15/2030	600	500
CSN Resources SA
4.625% due 06/10/2031	1,600	1,139
7.625% due 04/17/2026	312	316
CVS Health Corp. 5.050% due 03/25/2048	800	767
CVS Pass-Through Trust 4.704% due 01/10/2036	2,562	2,459
DAE Funding LLC
1.625% due 02/15/2024	1,300	1,232
3.375% due 03/20/2028	1,900	1,674
Daimler Trucks Finance North America LLC 2.000% due 12/14/2026	1,000	899
Dell International LLC
3.450% due 12/15/2051	5,900	4,004
4.000% due 07/15/2024	1,100	1,097
5.450% due 06/15/2023	667	674
6.020% due 06/15/2026	600	624
Delta Air Lines, Inc.
4.500% due 10/20/2025	1,000	973
7.375% due 01/15/2026	1,700	1,702
Discovery Communications LLC 4.000% due 09/15/2055	3,203	2,250
eBay, Inc. 2.700% due 03/11/2030	600	513
Ecopetrol SA 7.375% due 09/18/2043	600	491
Elevance Health, Inc. 4.650% due 01/15/2043	1,600	1,527
Energy Transfer LP
3.900% due 05/15/2024	100	99
3.900% due 07/15/2026	1,200	1,155
4.050% due 03/15/2025	1,100	1,085
4.150% due 09/15/2029	700	642
5.300% due 04/01/2044	1,400	1,217
6.625% due 10/15/2036	500	503
7.500% due 07/01/2038	400	429
Entergy Louisiana LLC 4.200% due 04/01/2050	400	362
Enterprise Products Operating LLC 5.750% due 03/01/2035	200	202
EQM Midstream Partners LP 4.125% due 12/01/2026	400	346
Expedia Group, Inc. 2.950% due 03/15/2031	650	518
Ferguson Finance PLC 3.250% due 06/02/2030	400	347
Fiserv, Inc. 3.200% due 07/01/2026	400	380

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Flex Intermediate Holdco LLC 3.363% due 06/30/2031		2,400	1,962
Ford Foundation
2.415% due 06/01/2050		700	501
2.815% due 06/01/2070		1,400	966
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029		300	260
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		700	554
Garda World Security Corp. 4.625% due 02/15/2027		300	259
General Motors Co. 5.150% due 04/01/2038		700	611
Global Payments, Inc.
2.900% due 05/15/2030		400	338
2.900% due 11/15/2031		3,100	2,542
Guara Norte SARL 5.198% due 06/15/2034		936	761
Helmerich & Payne, Inc. 2.900% due 09/29/2031		1,400	1,201
Hershey Co. 2.650% due 06/01/2050		500	367
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032		700	558
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/2031		2,100	1,606
Huntsman International LLC 4.500% due 05/01/2029		500	472
Hyatt Hotels Corp. 1.800% due 10/01/2024		1,300	1,230
Hyundai Capital America 2.100% due 09/15/2028		1,700	1,434
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	300	275
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026		700	619
Jaguar Land Rover Automotive PLC 4.500% due 07/15/2028		700	528
JetBlue Pass-Through Trust 4.000% due 05/15/2034		$1,533	1,429
Johnson & Johnson 2.250% due 09/01/2050		1,800	1,261
Kinder Morgan, Inc. 2.324% (US0003M + 1.280%) due 01/15/2023 ~		200	200
Kraft Heinz Foods Co. 3.000% due 06/01/2026		925	873
Leidos, Inc. 4.375% due 05/15/2030		400	370
Lennar Corp.
4.750% due 11/29/2027		1,300	1,263
5.000% due 06/15/2027		1,000	993
Lenovo Group Ltd. 3.421% due 11/02/2030		900	767
Level 3 Financing, Inc. 3.875% due 11/15/2029		700	580
Lundin Energy Finance BV 3.100% due 07/15/2031		1,000	828
Magallanes, Inc. 5.050% due 03/15/2042		2,200	1,875
Marvell Technology, Inc. 1.650% due 04/15/2026		1,700	1,525
Masco Corp. 7.750% due 08/01/2029		1,118	1,265
Masonite International Corp. 3.500% due 02/15/2030		2,000	1,595
Medline Borrower LP 3.875% due 04/01/2029		700	599
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		1,000	605
5.750% due 07/21/2028		600	387
Merck & Co., Inc. 2.900% due 12/10/2061		1,400	997
Micron Technology, Inc. 3.477% due 11/01/2051		6,000	4,152
Mondelez International Holdings Netherlands BV 2.125% due 09/19/2022		500	499
Moody's Corp. 2.550% due 08/18/2060		2,000	1,251
Motorola Solutions, Inc. 2.300% due 11/15/2030		2,500	1,959
MPLX LP 2.650% due 08/15/2030		2,000	1,671
National Fuel Gas Co. 2.950% due 03/01/2031		1,000	813
Netflix, Inc.
4.375% due 11/15/2026		1,500	1,449

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

4.875% due 04/15/2028		900	849
5.375% due 11/15/2029		400	379
5.875% due 11/15/2028		700	686
Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		400	329
5.750% due 11/15/2041		950	939
Newmont Corp. 2.800% due 10/01/2029		1,100	972
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		5,500	4,891
NXP BV
3.250% due 05/11/2041		1,200	905
3.250% due 11/30/2051		1,300	903
3.875% due 06/18/2026		900	868
Oracle Corp.
3.650% due 03/25/2041 (g)		6,300	4,704
4.125% due 05/15/2045		1,900	1,449
Organon & Co. 4.125% due 04/30/2028		400	355
Owens Corning 3.400% due 08/15/2026		1,300	1,244
PayPal Holdings, Inc. 3.250% due 06/01/2050		500	378
Penske Truck Leasing Co. LP 3.350% due 11/01/2029		500	455
PerkinElmer, Inc. 3.300% due 09/15/2029		300	266
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		400	358
Petroleos de Venezuela SA 2.500% due 02/05/2025	EUR	300	278
Petroleos Mexicanos
6.700% due 02/16/2032		$1,300	994
6.950% due 01/28/2060		3,228	1,997
PRA Health Sciences, Inc. 2.875% due 07/15/2026		900	802
Prime Security Services Borrower LLC 6.250% due 01/15/2028		200	168
Prosus NV
4.027% due 08/03/2050		1,100	685
4.987% due 01/19/2052		3,400	2,447
PTC, Inc. 4.000% due 02/15/2028		400	362
PulteGroup, Inc. 5.000% due 01/15/2027		1,200	1,201
Qatar Energy 3.125% due 07/12/2041		1,500	1,180
QVC, Inc. 5.950% due 03/15/2043		2,100	1,420
Rackspace Technology Global, Inc. 5.375% due 12/01/2028 (i)		1,000	655
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		1,200	963
2.800% due 09/15/2050		1,200	817
Rockefeller Foundation 2.492% due 10/01/2050		400	292
Rockies Express Pipeline LLC 4.800% due 05/15/2030		800	667
Rogers Communications, Inc. 3.800% due 03/15/2032		1,300	1,190
Rolls-Royce PLC
3.625% due 10/14/2025		200	179
4.625% due 02/16/2026	EUR	800	790
Royalty Pharma PLC 3.550% due 09/02/2050		$1,100	770
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,500	1,507
Sands China Ltd.
2.550% due 03/08/2027		2,200	1,606
5.125% due 08/08/2025		700	588
5.400% due 08/08/2028		1,700	1,314
Santos Finance Ltd. 3.649% due 04/29/2031		900	764
Sasol Financing USA LLC 4.375% due 09/18/2026		500	441
Saudi Arabian Oil Co. 2.875% due 04/16/2024		400	393
Seagate HDD Cayman 4.125% due 01/15/2031		1,300	1,065
ServiceNow, Inc. 1.400% due 09/01/2030		2,300	1,802
Southern Co. 3.250% due 07/01/2026		800	767
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		400	376

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		127	122
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	400	329
Stryker Corp. 2.900% due 06/15/2050		$400	290
Studio City Finance Ltd. 5.000% due 01/15/2029		500	259
Suncor Energy, Inc. 6.500% due 06/15/2038		100	111
Sutter Health 3.361% due 08/15/2050		1,200	923
Switch Ltd. 4.125% due 06/15/2029		700	694
Syngenta Finance NV
4.441% due 04/24/2023		400	403
4.892% due 04/24/2025		1,200	1,204
5.182% due 04/24/2028		900	912
T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	1,495
3.400% due 10/15/2052		1,300	963
3.600% due 11/15/2060		2,900	2,120
3.875% due 04/15/2030		400	374
TD SYNNEX Corp.
1.750% due 08/09/2026		800	706
2.375% due 08/09/2028		1,600	1,351
Tencent Holdings Ltd.
3.280% due 04/11/2024		1,100	1,091
3.290% due 06/03/2060		600	398
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		2,700	2,335
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022		57	56
Texas Eastern Transmission LP 4.150% due 01/15/2048		2,800	2,331
Thermo Fisher Scientific, Inc. 1.500% due 10/01/2039	EUR	500	379
Time Warner Cable LLC
5.500% due 09/01/2041		$1,297	1,134
5.875% due 11/15/2040		400	367
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		600	577
6.200% due 10/15/2037		100	109
7.250% due 08/15/2038		150	179
Transocean Pontus Ltd. 6.125% due 08/01/2025		185	169
Travel & Leisure Co. 6.600% due 10/01/2025		400	389
Union Pacific Railroad Co. Pass-Through Trust 5.404% due 07/02/2025		16	16
United Airlines Pass-Through Trust
3.500% due 09/01/2031		1,167	1,069
4.000% due 10/11/2027		616	580
5.875% due 04/15/2029		5,674	5,585
Utah Acquisition Sub, Inc.
3.950% due 06/15/2026		2,400	2,265
5.250% due 06/15/2046		100	81
Vale Overseas Ltd.
3.750% due 07/08/2030		600	527
6.875% due 11/10/2039		1,600	1,706
Valero Energy Corp. 3.650% due 12/01/2051		700	525
Verisk Analytics, Inc. 3.625% due 05/15/2050		400	312
Vessel Management Services, Inc. 3.432% due 08/15/2036		1,438	1,400
VMware, Inc.
2.200% due 08/15/2031		4,200	3,312
3.900% due 08/21/2027		700	673
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		600	581
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	1,600	1,373
Western Digital Corp. 2.850% due 02/01/2029		$3,500	2,855
Williams Cos., Inc. 8.750% due 03/15/2032		137	171
Woodside Finance Ltd.
3.700% due 09/15/2026		1,600	1,544
4.500% due 03/04/2029		700	674
Wynn Las Vegas LLC 5.250% due 05/15/2027		400	343
Wynn Macau Ltd. 5.500% due 01/15/2026		500	347
Wynn Resorts Finance LLC 5.125% due 10/01/2029		600	473

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Xiaomi Best Time International Ltd. 2.875% due 07/14/2031	1,200	930
Zayo Group Holdings, Inc. 4.000% due 03/01/2027	400	333

		256,215

UTILITIES 6.6%
AEP Texas, Inc. 4.150% due 05/01/2049	400	343
American Water Capital Corp. 4.150% due 06/01/2049	300	267
Arizona Public Service Co. 2.650% due 09/15/2050	1,300	835
AT&T, Inc.
3.800% due 12/01/2057	2,381	1,844
3.850% due 06/01/2060	3,200	2,479
Blue Racer Midstream LLC 7.625% due 12/15/2025	200	189
Centrais Eletricas Brasileiras SA 4.625% due 02/04/2030	400	340
Constellation Energy Generation LLC 3.250% due 06/01/2025	400	384
Deutsche Telekom AG 3.625% due 01/21/2050	900	709
DTE Electric Co. 2.625% due 03/01/2031	300	267
Duke Energy Carolinas LLC 6.450% due 10/15/2032	700	787
Duke Energy Progress LLC 2.900% due 08/15/2051	1,700	1,256
Edison International 3.125% due 11/15/2022	600	599
Enel Finance International NV 2.650% due 09/10/2024	600	582
Entergy Arkansas LLC 2.650% due 06/15/2051	800	556
Entergy Corp. 3.750% due 06/15/2050	400	315
Eversource Energy 2.900% due 03/01/2027	600	564
FirstEnergy Corp.
3.400% due 03/01/2050	1,600	1,088
5.350% due 07/15/2047	545	461
FirstEnergy Transmission LLC 4.350% due 01/15/2025	400	394
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030	2,700	810
Georgia Power Co. 3.250% due 03/15/2051	2,800	2,062
India Green Power Holdings 4.000% due 02/22/2027	1,800	1,411
Indiana Michigan Power Co. 3.250% due 05/01/2051	700	532
Kentucky Utilities Co. 3.300% due 06/01/2050	500	391
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	2,300	2,259
NRG Energy, Inc. 2.450% due 12/02/2027	1,100	946
Oi SA (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (b)	200	98
ONEOK, Inc. 4.550% due 07/15/2028	2,500	2,420
Pacific Gas & Electric Co.
2.100% due 08/01/2027	700	587
3.250% due 06/15/2023	800	789
3.300% due 12/01/2027	500	437
3.500% due 08/01/2050	1,700	1,139
3.950% due 12/01/2047	1,800	1,250
4.200% due 06/01/2041	700	514
4.250% due 03/15/2046	500	366
4.400% due 03/01/2032	2,500	2,173
4.550% due 07/01/2030	1,300	1,156
4.950% due 07/01/2050	1,600	1,280
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.375% due 02/05/2050	500	369
Puget Energy, Inc. 4.100% due 06/15/2030	500	465
Rio Oil Finance Trust 9.250% due 07/06/2024	210	218
SA Global Sukuk Ltd. 2.694% due 06/17/2031	2,600	2,290
San Diego Gas & Electric Co. 4.300% due 04/01/2042	1,000	907

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

SES SA 5.300% due 04/04/2043	1,800	1,536
Shell International Finance BV 3.625% due 08/21/2042	1,100	935
Southern California Edison Co.
3.650% due 02/01/2050	200	153
3.650% due 06/01/2051	1,400	1,089
4.875% due 03/01/2049	100	91
5.625% due 02/01/2036	200	202
6.650% due 04/01/2029	200	214
Southwestern Electric Power Co. 3.250% due 11/01/2051	1,000	742
Telefonica Europe BV 8.250% due 09/15/2030	1,250	1,498
Verizon Communications, Inc.
2.355% due 03/15/2032	5,004	4,153
4.125% due 08/15/2046	1,800	1,600
Virginia Electric & Power Co. 8.875% due 11/15/2038	300	426
Vodafone Group PLC
4.250% due 09/17/2050	1,200	1,005
4.875% due 06/19/2049	1,000	918
Wisconsin Electric Power Co. 4.300% due 12/15/2045	2,400	2,150

		55,840

Total Corporate Bonds & Notes (Cost $597,968)		496,728

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.6%
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	200	257
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.714% due 06/01/2041	1,500	1,222
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033	1,600	1,907
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,000	1,907

		5,293

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 2.154% due 07/01/2030	700	609

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	2,365	2,783

MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.197% due 07/01/2050	2,200	1,676

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.089% due 11/15/2040	400	466

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	1,700	2,292

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.919% due 11/01/2050	2,400	1,892

Total Municipal Bonds & Notes (Cost $16,000)		15,011

U.S. GOVERNMENT AGENCIES 4.7%
Fannie Mae
0.000% due 11/15/2030 (d)	10,700	8,066
5.625% due 04/17/2028	100	113
6.210% due 08/06/2038	9,643	12,476
Freddie Mac
0.000% due 03/15/2031 (d)	1,100	817
2.750% due 11/25/2029	1,186	1,140
5.000% due 04/15/2038	38	40
6.250% due 07/15/2032	300	373
6.750% due 03/15/2031	1,900	2,384
Ginnie Mae
3.500% due 11/20/2044	1,712	1,584

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

4.000% due 06/20/2048	141	141
5.500% due 10/20/2037	671	734
Residual Funding Corp. STRIPS 0.000% due 04/15/2030 (d)	4,100	3,130
Resolution Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	1,763
U.S. Small Business Administration 5.290% due 12/01/2027	36	37
Uniform Mortgage-Backed Security
3.500% due 08/01/2046	2,692	2,633
4.000% due 10/01/2047 - 06/01/2049	194	194
Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	3,800	3,536

Total U.S. Government Agencies (Cost $38,563)		39,161

U.S. TREASURY OBLIGATIONS 61.4%
U.S. Treasury Bonds
1.250% due 05/15/2050 (m)	5,700	3,629
1.375% due 11/15/2040 (k)(m)	2,100	1,513
1.750% due 08/15/2041 (i)	195,390	148,703
1.875% due 02/15/2041 (i)	104,000	81,610
1.875% due 11/15/2051 (i)	8,933	6,705
2.000% due 11/15/2041 (i)	108,500	86,215
2.250% due 05/15/2041 (k)(m)	51,600	43,078
2.250% due 02/15/2052 (i)	17,730	14,597
2.375% due 02/15/2042 (i)	8,600	7,295
2.750% due 08/15/2042 (k)(m)	600	539
2.875% due 05/15/2043 (k)(m)	1,637	1,494
2.875% due 05/15/2049 (k)(m)	19,770	18,443
2.875% due 05/15/2052 (i)	35,300	33,350
3.000% due 08/15/2048 (i)(k)(m)	12,712	12,017
3.125% due 02/15/2043 (i)(k)(m)	23,100	21,968
3.125% due 05/15/2048 (k)(m)	3,103	3,004
4.375% due 11/15/2039 (m)	40	46
U.S. Treasury STRIPS
0.000% due 08/15/2040 (d)	4,500	2,471
0.000% due 11/15/2040 (d)	12,200	6,638
0.000% due 08/15/2042 (d)	2,600	1,285
0.000% due 05/15/2043 (d)	5,800	2,788
0.000% due 11/15/2043 (d)	1,000	475
0.000% due 11/15/2044 (d)	13,200	6,021
0.000% due 05/15/2046 (d)	8,700	3,822
0.000% due 08/15/2047 (d)	22,500	9,680

Total U.S. Treasury Obligations (Cost $614,669)		517,386

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
American Home Mortgage Investment Trust 2.204% due 11/25/2045 •	766	699
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,065
5.122% due 08/10/2035 ~	700	630
Bear Stearns Adjustable Rate Mortgage Trust 2.961% due 01/25/2035 ~	1	1
Citigroup Mortgage Loan Trust 2.360% due 03/25/2034 ~	33	32
Credit Suisse Mortgage Capital Trust
2.938% due 12/26/2059 ~	534	527
3.391% due 04/25/2043 ~	602	591
Downey Savings & Loan Association Mortgage Loan Trust 2.699% due 07/19/2044 ~	19	18
GSMPS Mortgage Loan Trust 1.974% due 01/25/2036 •	800	670
IndyMac IMSC Mortgage Loan Trust 1.984% due 07/25/2047 •	69	50
IndyMac INDX Mortgage Loan Trust 1.814% due 04/25/2037 •	1,142	953
Merrill Lynch Mortgage Investors Trust 2.387% due 11/25/2035 •	398	386
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	904	876
4.500% due 05/25/2058 ~	171	170
Structured Adjustable Rate Mortgage Loan Trust 2.543% due 02/25/2034 ~	4	4
Structured Asset Mortgage Investments Trust
2.004% due 07/25/2046 ^•	32	25
2.064% due 05/25/2036 •	57	49
WaMu Mortgage Pass-Through Certificates Trust
1.723% (COF 11 + 1.500%) due 08/25/2046 ~	409	374
1.994% due 05/25/2034 •	718	713
2.464% (US0001M + 0.840%) due 06/25/2044 ~	57	54

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

2.577% due 01/25/2037 ^~		499	435

Total Non-Agency Mortgage-Backed Securities (Cost $8,612)			8,322

ASSET-BACKED SECURITIES 1.3%
Accredited Mortgage Loan Trust 2.494% due 01/25/2035 •		425	389
American Money Management Corp. CLO Ltd. 2.352% (US0003M + 0.950%) due 11/10/2030 ~		900	886
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		111	111
BlueMountain Fuji EUR CLO II DAC 0.650% due 07/15/2030 •	EUR	948	978
CIT Mortgage Loan Trust 2.974% due 10/25/2037 •		$248	247
Countrywide Asset-Backed Certificates Trust
2.094% (US0001M + 0.470%) due 04/25/2036 ~		1,800	1,701
2.674% due 11/25/2035 •		239	238
Equifirst Loan Securitization Trust 1.794% (US0001M + 0.170%) due 04/25/2037 ~		725	671
Harvest CLO DAC 0.760% due 07/15/2031 •	EUR	1,600	1,615
HSI Asset Securitization Corp. Trust 1.784% (US0001M + 0.160%) due 05/25/2037 ~		$85	84
IXIS Real Estate Capital Trust 2.254% (US0001M + 0.630%) due 02/25/2036 ~		34	36
JP Morgan Mortgage Acquisition Corp. 2.329% due 09/25/2035 •		282	280
JP Morgan Mortgage Acquisition Trust 2.074% due 11/25/2036 •		1,615	1,603
LCM LP 1.943% due 04/20/2028 •		209	208
Securitized Asset-Backed Receivables LLC Trust 2.104% due 03/25/2036 •		360	354
SLM Student Loan Trust 2.684% due 04/25/2023 •		53	53
Structured Asset Investment Loan Trust 1.774% due 06/25/2036 •		369	359
Towd Point Mortgage Trust
2.624% (US0001M + 1.000%) due 05/25/2058 ~		154	152
2.624% due 10/25/2059 •		120	118
2.900% due 10/25/2059 ~		503	488

Total Asset-Backed Securities (Cost $10,684)			10,571

SOVEREIGN ISSUES 0.4%
Australia Government International Bond 1.000% due 11/21/2031	AUD	1,800	983
Israel Government International Bond 3.875% due 07/03/2050		$900	793
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,300	311
6.350% due 08/12/2028		1,300	320
Qatar Government International Bond 4.000% due 03/14/2029		$1,000	1,010

Total Sovereign Issues (Cost $4,048)			3,417

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
CaixaBank SA 6.000% due 07/18/2022 •(e)(f)		1,200,000	1,259

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Total Preferred Securities (Cost $1,448)		1,259

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (h) 0.1%		1,155

U.S. TREASURY BILLS 1.4%
1.531% due 07/26/2022 - 09/22/2022 (c)(d)(m)	11,581	11,547

		11,547

Total Short-Term Instruments (Cost $12,703)		12,702

Total Investments in Securities (Cost $1,319,276)		1,118,404

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	11,989	116

Total Short-Term Instruments (Cost $116)		116

Total Investments in Affiliates (Cost $116)		116

Total Investments 132.8% (Cost $1,319,392)		$1,118,520
Financial Derivative Instruments (j)(l) (0.7)%(Cost or Premiums, net $10,790)		(6,010)
Other Assets and Liabilities, net (32.1)%		(270,528)

Net Assets 100.0%		$841,982

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.057%	01/25/2033	01/18/2022	$1,100	$933	0.11%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	1,100	978	0.12
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	2,400	1,806	0.21
Morgan Stanley	0.000	04/02/2032	02/11/2020	7,451	5,371	0.64
Oracle Corp.	3.650	03/25/2041	03/22/2021	6,259	4,704	0.56

$18,310	$13,792	1.64%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$1,155	U.S. Treasury Notes 3.000% due 06/30/2024	$(1,178)	$1,155	$1,155

Total Repurchase Agreements	$(1,178)	$1,155	$1,155

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	1.510%	06/22/2022	07/06/2022	$(9,348)	$(9,352)
BRC	(2.500)	06/17/2022	TBD(3)	(631)	(631)
BSN	1.170	06/07/2022	07/07/2022	(99,206)	(99,284)
DEU	1.150	06/02/2022	07/15/2022	(4,450)	(4,454)
1.200	06/08/2022	07/13/2022	(31,422)	(31,446)
1.200	06/09/2022	07/13/2022	(4,259)	(4,262)
1.500	06/21/2022	07/05/2022	(23,486)	(23,495)
1.510	06/16/2022	07/07/2022	(24,539)	(24,554)
1.520	06/17/2022	07/08/2022	(11,738)	(11,744)
JPS	1.120	06/16/2022	07/15/2022	(14,605)	(14,612)
1.480	06/21/2022	07/05/2022	(996)	(996)
1.500	06/21/2022	07/05/2022	(3,202)	(3,204)

Total Reverse Repurchase Agreements	$(228,034)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

BPG	1.600%	06/29/2022	07/05/2022	$(5,007)	$(5,008)
CSN	1.590	06/30/2022	07/05/2022	(3,025)	(3,024)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

TDL	1.550	06/30/2022	07/01/2022	(1,592)	(1,592)

Total Sale-Buyback Transactions	$(9,624)

(i)	Securities with an aggregate market value of $239,550 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(226,216) at a weighted average interest rate of 0.714%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index September Futures	09/2022	1,754	$332,339	$(6,287)	$0	$(2,785)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2022	593	$(66,564)	$148	$0	$(417)
U.S. Treasury 10-Year Note September Futures	09/2022	157	(18,609)	118	0	(159)

$266	$0	$(576)

Total Futures Contracts	$(6,021)	$0	$(3,361)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

American International Group, Inc.	1.000%	Quarterly	12/20/2026	0.982%	$600	$13	$(12)	$1	$0	$(1)
AT&T, Inc.	1.000	Quarterly	12/20/2024	1.030	800	11	(11)	0	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.142	900	16	(20)	(4)	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2026	1.227	1,200	14	(25)	(11)	0	(2)
Atlantia SPA	1.000	Quarterly	06/20/2025	2.799	EUR	300	(18)	2	(16)	0	(2)
Boeing Co.	1.000	Quarterly	06/20/2023	1.520	$6,400	33	(63)	(30)	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	1,600	(6)	(85)	(91)	0	(2)
British Telecommunications PLC	1.000	Quarterly	12/20/2025	1.038	EUR	800	10	(11)	(1)	0	(3)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.575	200	(2)	(4)	(6)	0	(1)
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.798	$1,400	(2)	(43)	(45)	0	(2)
General Electric Co.	1.000	Quarterly	06/20/2026	1.530	2,400	15	(61)	(46)	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700	300	4	(12)	(8)	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	2.634	1,100	215	(111)	104	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.730	EUR	1,000	(141)	62	(79)	0	(8)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	3.940	1,600	(163)	7	(156)	0	(14)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	1.105	$4,300	97	(112)	(15)	0	(3)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.198	900	21	(28)	(7)	0	(1)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Williams Cos., Inc.	1.000	Quarterly	12/20/2026	1.140		6,300	45	(80)	(35)	0	(13)

							$162	$(607)	$(445)	$0	$(59)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly		12/20/2026		$900	$(33)	$(84)	$(117)	$0	$(1)
CDX.HY-38 5-Year Index	5.000	Quarterly		06/20/2027		1,584	42	(86)	(44)	0	(2)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly		12/20/2025	EUR	50,800	1,497	(1,398)	99	0	(100)
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly		12/20/2026		4,500	10	(31)	(21)	0	(11)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly		06/20/2027		70,800	577	(1,210)	(633)	0	(190)

							$2,093	$(2,809)	$(716)	$0	$(304)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/21/2027	GBP	11,500	$936	$401	$1,337	$0	$(133)
Pay	1-Day GBP-SONIO Compounded-OIS	0.800	Annual	03/10/2032		7,300	(219)	(985)	(1,204)	130	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		700	(8)	(203)	(211)	22	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		700	(9)	(195)	(204)	22	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		900	(12)	(233)	(245)	29	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/10/2052		2,700	221	707	928	0	(82)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		400	81	73	154	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		$79,200	6,563	4,063	10,626	0	(624)
Pay	1-Day USD-SOFR Compounded-OIS	1.930	Annual	03/24/2052		700	(6)	(93)	(99)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.859	Annual	04/05/2052		7,000	(69)	(1,031)	(1,100)	64	0
Pay	1-Day USD-SOFR Compounded-OIS	1.860	Annual	04/06/2052		1,500	(15)	(221)	(236)	14	0
Pay	1-Year BRL-CDI	6.789	Maturity	01/02/2023	BRL	168,400	(22)	(1,455)	(1,477)	6	0
Receive	3-Month USD-LIBOR	1.810	Semi-Annual	11/10/2051		$2,300	(18)	537	519	0	(19)
Receive	3-Month USD-LIBOR	1.638	Semi-Annual	12/08/2051		1,200	(8)	321	313	0	(9)

							$7,415	$1,686	$9,101	$294	$(879)

Total Swap Agreements							$9,670	$(1,730)	$7,940	$294	$(1,242)

(k)	Securities with an aggregate market value of $33,487 and cash of $3,119 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	GBP	5,037	$6,369	$237	$0
07/2022	$760	DKK	5,345	0	(7)
08/2022	DKK	5,334	$760	7	0
08/2022	$555	NOK	5,279	0	(18)
BPS	07/2022	EUR	875	$915	0	(2)
07/2022	$24,076	EUR	22,873	0	(106)
08/2022	EUR	22,201	$23,394	85	0
08/2022	GBP	3,830	4,654	0	(11)
08/2022	$50	MXN	1,109	4	0
BRC	07/2022	1,473	GBP	1,207	0	(4)
CBK	07/2022	BRL	7,575	$1,446	0	(1)
07/2022	$1,522	BRL	7,575	0	(75)
08/2022	2,229	AUD	3,163	0	(45)
12/2022	PEN	2,564	$661	2	0
DUB	07/2022	DKK	1,106	163	8	0
GLM	07/2022	$1,626	MXN	33,204	23	0
HUS	07/2022	CAD	152	$120	2	0
MYI	07/2022	BRL	7,575	1,469	22	0
07/2022	DKK	5,362	796	41	0
07/2022	$1,446	BRL	7,575	1	0
07/2022	159	DKK	1,122	0	(1)
08/2022	DKK	1,120	$159	1	0
08/2022	$1,458	BRL	7,575	0	(23)
SOG	07/2022	EUR	21,998	$23,644	591	0
08/2022	$587	NOK	5,759	0	(2)
UAG	09/2022	MXN	33,546	$1,684	35	0

Total Forward Foreign Currency Contracts	$1,059	$(295)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	2,410	$273	$1,140
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	2,220	238	1,051

Total Purchased Options	$511	$2,191

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	2,500	$(4)	$(2)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250	07/20/2022	900	(9)	(18)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	3,000	(14)	(6)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	7,600	(22)	(25)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	2,300	(4)	(1)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	800	(7)	(9)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	7,200	(33)	(16)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	08/17/2022	2,700	(7)	(5)
CBK	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200	07/20/2022	900	(1)	(1)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	2,500	(5)	(3)
GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700	08/17/2022	1,300	(1)	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	3,500	(8)	(5)
JPM	Put - OTC CDX.HY-38 5-Year Index	Sell	95.000	08/17/2022	600	(7)	(9)
Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	1,800	(16)	(20)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.200	07/20/2022	2,500	(8)	(9)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.250	07/20/2022	1,500	(2)	(1)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	08/17/2022	2,100	(5)	(3)

$(153)	$(133)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175%	03/15/2023	7,210	$(266)	$(1,736)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	07/07/2022	1,700	(6)	(1)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	07/07/2022	1,700	(6)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	194,600	(394)	(2)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	6,660	(235)	(1,604)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.570	07/05/2022	1,700	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	07/05/2022	1,700	(6)	(1)

$(919)	$(3,345)

Total Written Options	$(1,072)	$(3,478)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	2.492%	$100	$(4)	$(1)	$0	$(5)
BRC	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.816	400	(2)	4	2	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.692	100	(1)	0	0	(1)
GLM	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.443	1,500	(18)	43	25	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.544	300	(4)	2	0	(2)
Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	300	(2)	1	0	(1)
Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.681	3,900	93	(40)	53	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.186	1,800	(75)	35	0	(40)
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.045	200	(3)	3	0	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.503	100	(1)	(1)	0	(2)
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	2.924	1,000	(62)	(22)	0	(84)
Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.883	300	(5)	5	0	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	100	(1)	0	0	(1)
Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.642	400	1	(11)	0	(10)
Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751	700	(2)	(21)	0	(23)

$(86)	$(3)	$80	$(169)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	CDX.HY-33 5-Year Index 35-100%	5.000%	Quarterly	12/20/2024	$8,194	$1,364	$(531)	$833	$0
GST	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	300	36	(22)	14	0
JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	100	13	(9)	4	0
MYC	CDX.HY-37 5-Year Index 25-35%	5.000	Quarterly	12/20/2026	2,600	354	(295)	59	0

$1,767	$(857)	$910	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FAR	Receive	S&P 500 Total Return Index	12,799	2.020% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/03/2022	$102,308	$0	$(124)	$0	$(124)
Receive	S&P 500 Total Return Index	10,298	1.825% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/05/2022	82,316	0	(86)	0	(86)
Receive	S&P 500 Total Return Index	2,845	1.840% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/16/2022	22,741	0	(24)	0	(24)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

	Receive	S&P 500 Total Return Index	8,869	1.910% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	70,894	0	(79)	0	(79)
HUS	Receive	S&P 500 Total Return Index	1,949	1.616% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/10/2022	16,950	0	(1,415)	0	(1,415)
MBC	Receive	S&P 500 Total Return Index	13,598	1.930% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/19/2023	108,695	0	(124)	0	(124)
	Receive	S&P 500 Total Return Index	4,365	1.900% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/07/2023	34,891	0	(31)	0	(31)
	Receive	S&P 500 Total Return Index	3,452	1.870% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/21/2023	27,593	0	(6)	0	(6)
RBC	Receive	S&P 500 Total Return Index	1,954	1.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/17/2022	15,619	0	(16)	0	(16)
	Receive	S&P 500 Total Return Index	222	1.312% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/21/2022	1,775	0	(7)	0	(7)
	Receive	S&P 500 Total Return Index	1,955	1.920% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/17/2023	15,627	0	(18)	0	(18)
UAG	Receive	S&P 500 Total Return Index	95	1.626% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/12/2022	826	0	(69)	0	(69)

								$0	$(1,999)	$0	$(1,999)

Total Swap Agreements								$1,681	$(2,859)	$990	$(2,168)

(m)

Securities with an aggregate market value of $46,176 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments						$0	$13,847	$0		$13,847
Corporate Bonds & Notes
Banking & Finance						0	184,673	0		184,673
Industrials						0	256,215	0		256,215
Utilities						0	55,840	0		55,840
Municipal Bonds & Notes
California						0	5,293	0		5,293
Florida						0	609	0		609
Georgia						0	2,783	0		2,783
Maryland						0	1,676	0		1,676
New York						0	466	0		466
Ohio						0	2,292	0		2,292
Texas						0	1,892	0		1,892
U.S. Government Agencies						0	39,161	0		39,161
U.S. Treasury Obligations						0	517,386	0		517,386

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2022 (Unaudited)

Non-Agency Mortgage-Backed Securities	0	8,322	0	8,322
Asset-Backed Securities	0	10,571	0	10,571
Sovereign Issues	0	3,417	0	3,417
Preferred Securities
Banking & Finance	0	1,259	0	1,259
Short-Term Instruments
Repurchase Agreements	0	1,155	0	1,155
U.S. Treasury Bills	0	11,547	0	11,547

	$0	$1,118,404	$0	$1,118,404
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$116	$0	$0	$116

Total Investments	$116	$1,118,404	$0	$1,118,520

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	294	0	294
Over the counter	0	4,240	0	4,240

	$0	$4,534	$0	$4,534
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,785)	(1,818)	0	(4,603)
Over the counter	0	(5,941)	0	(5,941)

	$(2,785)	$(7,759)	$0	$(10,544)

Total Financial Derivative Instruments	$(2,785)	$(3,225)	$0	$(6,010)

Totals	$(2,669)	$1,115,179	$0	$1,112,510

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO StocksPLUS® Short Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
CORPORATE BONDS & NOTES 3.5%
BANKING & FINANCE 2.1%
Bank of America Corp. 2.843% (SOFRRATE + 1.330%) due 04/02/2026 ~		$500	$494
Barclays PLC 7.125% due 06/15/2025 •(f)(g)	GBP	500	585
Credit Suisse Group AG 7.250% due 09/12/2025 •(f)(g)		$1,078	937
General Motors Financial Co., Inc. 2.439% (SOFRRATE + 1.200%) due 11/17/2023 ~		500	493
Goldman Sachs Group, Inc. 3.330% (SOFRRATE + 1.850%) due 03/15/2028 ~		600	595
ING Groep NV 5.750% due 11/16/2026 •(f)(g)		500	458
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(f)(g)		1,323	1,293
Natwest Group PLC 8.000% due 08/10/2025 •(f)(g)		600	595
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	9,119	1,057
VICI Properties LP 4.750% due 02/15/2028		$100	96

			6,603

INDUSTRIALS 1.3%
Boeing Co. 2.750% due 02/01/2026		300	279
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		300	275
CVS Pass-Through Trust 6.943% due 01/10/2030		406	432
DAE Funding LLC 1.625% due 02/15/2024		500	474
Kraft Heinz Foods Co.
5.000% due 07/15/2035		44	42
5.200% due 07/15/2045		122	113
Magallanes, Inc.
4.054% due 03/15/2029		100	92
4.279% due 03/15/2032		400	358
MPLX LP 2.650% due 08/15/2030		400	334
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		900	853
4.345% due 09/17/2027		700	643
4.810% due 09/17/2030		200	178

			4,073

UTILITIES 0.1%
Pacific Gas & Electric Co. 4.550% due 07/01/2030		400	356

Total Corporate Bonds & Notes (Cost $12,134)			11,032

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		94	101

Total Municipal Bonds & Notes (Cost $92)			101

U.S. GOVERNMENT AGENCIES 6.9%
Fannie Mae
1.356% due 09/25/2042 •		16	16
1.798% due 09/01/2035 •		5	5
1.805% due 07/01/2035 •		1	1
1.974% due 07/25/2037 •		26	26
2.004% due 07/25/2037 •		44	44
2.024% (US0001M + 0.400%) due 09/25/2035 ~		94	94
2.034% due 09/25/2035 •		205	204

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2022 (Unaudited)

2.071% due 12/01/2033 •	1	1
2.137% due 11/01/2035 •	1	1
2.224% (US0001M + 0.600%) due 01/25/2051 ~	81	81
2.273% due 12/01/2033 •	4	4
2.344% due 06/25/2037 •	373	377
2.569% due 06/01/2035 •	3	4
2.914% due 06/01/2034 •	13	13
2.978% due 06/01/2035 •	4	4
Freddie Mac
1.704% due 03/15/2037 •	376	374
2.024% due 08/15/2037 •	528	534
2.034% due 10/15/2037 •	88	89
2.044% due 05/15/2037 - 09/15/2037 •	619	627
2.401% due 11/01/2034 •	4	4
3.036% due 06/01/2035 •	6	7
4.000% due 01/01/2048 - 03/01/2049	104	104
5.000% due 05/01/2023 - 01/01/2039	736	774
5.500% due 01/01/2035 - 03/01/2039	137	147
6.000% due 08/01/2027 - 12/01/2037	37	40
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	2,557	2,697
6.000% due 07/15/2037 - 08/15/2037	21	23
Ginnie Mae, TBA 5.000% due 07/01/2052	6,000	6,150
U.S. Small Business Administration
4.430% due 05/01/2029	66	67
Uniform Mortgage-Backed Security
4.000% due 01/01/2025 - 06/01/2026	44	44
4.500% due 05/01/2023 - 02/01/2044	1,569	1,607
5.000% due 11/01/2025 - 01/01/2029	27	28
5.500% due 02/01/2025 - 09/01/2041	3,978	4,241
6.000% due 10/01/2026 - 05/01/2041	2,796	3,045

Total U.S. Government Agencies (Cost $21,521)		21,477

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051	222	171
0.125% due 02/15/2052	623	485
0.625% due 02/15/2043 (j)	627	555
1.375% due 02/15/2044	1,833	1,878

Total U.S. Treasury Obligations (Cost $3,563)		3,089

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.1%
280 Park Avenue Mortgage Trust 2.071% due 09/15/2034 •	2,300	2,259
AREIT Trust
3.242% due 06/17/2039 •	1,000	993
3.794% due 06/17/2039 •	900	901
Banc of America Funding Trust 2.966% due 05/25/2035 ~	1	1
Banc of America Mortgage Trust
3.066% due 07/25/2035 ^~	129	122
3.983% due 05/25/2033 ~	2	2
Barclays Commercial Mortgage Securities Trust 2.174% due 08/15/2036 •	800	784
Bear Stearns Adjustable Rate Mortgage Trust
2.744% due 11/25/2034 ~	2	2
3.046% due 11/25/2034 ~	17	16
3.374% due 12/25/2035 ~	4	3
Bear Stearns ALT-A Trust 2.593% due 10/25/2035 ^~	651	581
BFLD Trust 2.414% (US0001M + 1.090%) due 10/15/2034 ~	800	784
BX Trust 2.223% due 10/15/2036 •	1,000	942
Chase Mortgage Finance Trust
2.863% due 09/25/2036 ^~	126	108
2.894% due 12/25/2035 ^~	81	76
6.000% due 12/25/2036	129	70
Citigroup Mortgage Loan Trust
2.470% due 10/25/2035 •	2	2
3.950% due 05/25/2035 •	2	2
Countrywide Alternative Loan Trust
2.004% due 09/25/2046 ^•	679	647
2.184% due 02/25/2037 •	81	67
2.272% due 11/20/2035 •	1,878	1,702
5.500% due 07/25/2035 ^	3	2
6.000% due 05/25/2037 ^	1,299	687
Countrywide Home Loan Mortgage Pass-Through Trust
1.985% due 02/20/2036 ^•	2	2
2.520% due 02/20/2035 ~	3	3
2.711% due 11/25/2034 ~	152	146
Credit Suisse Mortgage Capital Trust 2.816% due 08/15/2037	1,800	1,658

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2022 (Unaudited)

DBGS Mortgage Trust
2.304% due 06/15/2033 •		900	863
2.720% (US0001M + 1.395%) due 10/15/2036 ~		800	778
GS Mortgage Securities Corp. Trust 2.524% due 07/15/2031 •		494	480
GSR Mortgage Loan Trust
2.668% due 11/25/2035 ~		4	4
2.938% due 09/25/2035 ~		4	4
3.146% due 11/25/2035 ^~		271	241
6.000% due 02/25/2036 ^		2,775	1,410
6.000% due 07/25/2037 ^		747	559
HarborView Mortgage Loan Trust
1.952% (US0001M + 0.340%) due 12/19/2036 ^~		97	84
2.052% due 05/19/2035 •		5	5
3.533% due 06/19/2036 ^~		757	474
Hilton USA Trust 2.524% due 12/15/2034 •		1,400	1,349
IndyMac INDX Mortgage Loan Trust
2.810% due 06/25/2037 ^~		1,524	1,297
3.236% due 06/25/2036 ~		1,531	1,450
JP Morgan Alternative Loan Trust 3.048% due 05/25/2036 ^~		740	483
JP Morgan Chase Commercial Mortgage Securities Trust 4.549% due 07/05/2033		1,450	1,431
JP Morgan Mortgage Trust
2.496% due 02/25/2035 ~		1	1
2.904% due 07/25/2035 ~		24	24
2.908% due 10/25/2036 ~		60	47
2.991% due 10/25/2036 ^~		373	301
5.750% due 01/25/2036 ^		23	13
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		543	516
MASTR Adjustable Rate Mortgages Trust 2.639% due 07/25/2035 ^~		102	93
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.764% (US0001M + 0.440%) due 12/15/2030 ~		14	14
Merrill Lynch Alternative Note Asset Trust 2.224% (US0001M + 0.600%) due 03/25/2037 ~		1,000	316
Merrill Lynch Mortgage Investors Trust
2.044% due 02/25/2036 •		13	13
2.120% due 05/25/2033 ~		10	10
2.124% due 11/25/2035 •		11	11
2.996% due 09/25/2035 ^~		297	254
Mortgage Equity Conversion Asset Trust 3.280% (H15T1Y + 0.500%) due 05/25/2042 ~		1,318	1,289
New Orleans Hotel Trust 2.313% due 04/15/2032 •		1,000	965
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ		30	17
5.769% due 06/25/2036 ~		975	306
Prime Mortgage Trust 6.000% due 06/25/2036 ^		50	47
Ready Capital Mortgage Financing LLC
3.717% due 06/25/2037 •		600	598
4.361% due 06/25/2037 •		1,100	1,097
Residential Accredit Loans, Inc. Trust
1.924% due 02/25/2037 •		753	693
1.984% (US0001M + 0.360%) due 07/25/2036 ~		2,514	1,195
1.994% (US0001M + 0.370%) due 08/25/2036 ~		1,330	1,234
2.004% due 07/25/2036 •		1,237	1,224
Shelter Growth CRE Issuer Ltd.
3.416% due 06/17/2037 •		900	897
4.313% due 06/17/2037 •		600	595
Structured Adjustable Rate Mortgage Loan Trust
1.876% due 01/25/2035 ^•		13	12
1.924% due 10/25/2035 •		3	3
2.543% due 02/25/2034 ~		7	7
Structured Asset Mortgage Investments Trust 2.184% (US0001M + 0.560%) due 02/25/2036 ^~		10	9
Taurus UK DAC 1.458% due 05/17/2031 •	GBP	199	234
Thornburg Mortgage Securities Trust 4.783% due 06/25/2047 ^•		$572	471
WaMu Mortgage Pass-Through Certificates Trust
1.676% due 11/25/2042 •		2	2
1.723% (COF 11 + 1.500%) due 10/25/2046 ~		54	50
2.264% due 08/25/2045 •		1,128	1,090
3.125% due 02/25/2037 ^~		210	198
Wells Fargo Mortgage-Backed Securities Trust 2.751% due 12/25/2036 ^~		273	265

Total Non-Agency Mortgage-Backed Securities (Cost $39,649)			37,585

ASSET-BACKED SECURITIES 17.8%
ACE Securities Corp. Home Equity Loan Trust
1.744% due 10/25/2036 •		7	3

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2022 (Unaudited)

2.644% due 04/25/2035 •		1,820	1,772
Aegis Asset-Backed Securities Trust 2.359% due 08/25/2035 •		1,300	1,130
Argent Securities Trust 1.984% due 04/25/2036 •		979	353
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.284% due 11/25/2035 •		832	815
Atlas Senior Loan Fund Ltd. 2.363% due 04/20/2028 •		600	585
Bear Stearns Asset-Backed Securities Trust
1.864% (US0001M + 0.240%) due 06/25/2047 ~		1,390	1,386
2.464% due 08/25/2036 •		1,400	1,366
3.499% (US0001M + 1.875%) due 03/25/2035 ~		2,965	2,954
BPCRE Holder LLC 3.907% due 01/18/2037 •		500	493
BSPRT Issuer Ltd. 1.000% (TSFR1M + 2.296%) due 07/15/2039 ~		1,400	1,395
Centex Home Equity Loan Trust
2.119% due 06/25/2036 •		500	454
2.674% (US0001M + 1.050%) due 10/25/2035 ~		1,528	1,457
Citigroup Mortgage Loan Trust 1.784% due 12/25/2036 •		688	396
CLNC Ltd. 2.874% (TSFR1M + 1.364%) due 08/20/2035 ~		738	723
Credit-Based Asset Servicing and Securitization LLC 2.674% due 03/25/2046 •		631	628
Encore Credit Receivables Trust 2.524% due 01/25/2036 •		1,000	949
Equifirst Loan Securitization Trust 1.794% (US0001M + 0.170%) due 04/25/2037 ~		856	792
First Franklin Mortgage Loan Trust
1.944% due 04/25/2036 •		108	104
2.124% due 06/25/2036 •		500	440
First Investors Auto Owner Trust 4.280% due 01/15/2025		794	795
FREED ABS Trust 4.500% due 08/20/2029 (a)		1,200	1,200
GLS Auto Receivables Issuer Trust
1.723% due 06/15/2023		600	597
3.550% due 01/15/2026		1,100	1,095
GoldenTree Loan Management U.S. CLO Ltd. 4.176% due 07/20/2035 •(a)		1,500	1,500
Greystone Commercial Real Estate Notes Ltd. 2.504% (US0001M + 1.180%) due 09/15/2037 ~		1,400	1,381
Greywolf CLO Ltd. 2.344% (US0003M + 1.160%) due 01/27/2031 ~		900	889
GSAMP Trust 1.674% due 12/25/2046 •		1,742	926
Harvest CLO DAC 0.640% due 10/15/2031 •	EUR	400	409
HSI Asset Securitization Corp. Trust 1.904% due 10/25/2036 •		$3,716	1,359
JP Morgan Mortgage Acquisition Trust 2.029% (US0001M + 0.405%) due 07/25/2036 ~		1,263	1,224
KKR CLO Ltd. 2.204% due 07/15/2034 •		250	242
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		1,000	999
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		1,000	1,001
Long Beach Mortgage Loan Trust
1.924% due 05/25/2036 •		629	384
2.184% due 10/25/2034 •		6	5
2.869% (US0001M + 1.245%) due 11/25/2032 ~		1,049	1,035
Massachusetts Educational Financing Authority 2.134% due 04/25/2038 •		147	147
MASTR Asset-Backed Securities Trust 2.774% (US0001M + 1.150%) due 08/25/2037 ~		1,738	1,601
Merrill Lynch Alternative Note Asset Trust 1.904% due 04/25/2037 •		1,532	766
MF1 Ltd.
2.692% due 10/16/2036 •		800	768
3.460% due 06/19/2037 •		2,200	2,156
Morgan Stanley ABS Capital, Inc. Trust 1.684% (US0001M + 0.060%) due 05/25/2037 ~		394	348
Morgan Stanley Home Equity Loan Trust 1.794% due 04/25/2037 •		992	569
Nationstar Home Equity Loan Trust 1.944% due 04/25/2037 •		874	860
Oaktree CLO Ltd. 2.204% due 07/15/2034 •		600	579
Ownit Mortgage Loan Trust 2.449% due 08/25/2036 •		937	874
Pagaya AI Debt Selection Trust 4.970% due 01/15/2030		300	298

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2022 (Unaudited)

PRET LLC
5.240% due 04/25/2052 þ		387	381
6.170% due 06/25/2052 «þ		1,100	1,104
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		500	492
Residential Asset Securities Corp. Trust
1.924% due 08/25/2036 •		4	4
2.509% due 12/25/2035 •		1,100	979
Santander Drive Auto Receivables Trust 0.510% due 08/15/2025		1,300	1,279
Securitized Asset-Backed Receivables LLC Trust
1.784% (US0001M + 0.160%) due 08/25/2036 ~		1,335	494
2.104% due 07/25/2036 •		1,198	577
2.584% due 01/25/2036 ^•		1,882	1,765
Soundview Home Loan Trust 2.124% due 10/25/2036 •		997	957
Structured Asset Investment Loan Trust 1.804% (US0001M + 0.180%) due 09/25/2036 ~		1,025	678
Structured Asset Securities Corp. Mortgage Loan Trust
1.964% due 12/25/2036 •		197	194
2.599% (US0001M + 0.975%) due 05/25/2035 ~		1,387	1,327
Trestles CLO Ltd. 2.268% (US0003M + 1.170%) due 07/21/2034 ~		250	243
Upstart Pass-Through Trust Series 3.800% due 04/20/2030 «		563	557
Upstart Securitization Trust
4.370% due 05/20/2032		500	494
5.500% due 06/20/2032		1,500	1,482

Total Asset-Backed Securities (Cost $55,846)			55,209

SOVEREIGN ISSUES 1.8%
Brazil Government International Bond 4.750% due 01/14/2050		389	265
Canada Government International Bond 2.750% due 12/01/2048	CAD	7,300	5,244

Total Sovereign Issues (Cost $7,196)			5,509

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
JPMorgan Chase & Co. 4.709% (US0003M + 3.470%) due 10/30/2022 ~(f)		750,000	712

Total Preferred Securities (Cost $750)			712

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 55.7%
COMMERCIAL PAPER 0.4%
Crown Castle International Corp. 2.400% due 07/12/2022		$1,400	1,399

REPURCHASE AGREEMENTS (h) 48.0%			148,936

SHORT-TERM NOTES 2.6%
AmeriCredit Automobile Receivables Trust 2.192% due 06/19/2023		2,100	2,099
CCG Receivables Trust 1.842% due 06/14/2023		1,400	1,397
Enterprise Fleet Financing LLC 2.764% due 06/20/2023		3,000	3,004
Exeter Automobile Receivables Trust 1.865% due 06/15/2023		1,500	1,499

			7,999

U.S. TREASURY BILLS 3.3%
0.676% due 07/19/2022 - 07/26/2022 (b)(c)		10,210	10,205

U.S. TREASURY CASH MANAGEMENT BILLS 1.4%
1.089% due 08/23/2022 (c)(d)(j)(l)		4,300	4,290

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $172,833)		172,829

Total Investments in Securities (Cost $313,584)		307,543

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	18,681	181

Total Short-Term Instruments (Cost $181)		181

Total Investments in Affiliates (Cost $181)		181

Total Investments 99.1% (Cost $313,765)		$307,724
Financial Derivative Instruments (i)(k) 3.1%(Cost or Premiums, net $1,357)		9,669
Other Assets and Liabilities, net (2.2)%		(6,875)

Net Assets 100.0%		$310,518

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$1,736	U.S. Treasury Notes 3.000% due 06/30/2024	$(1,771)	$1,736	$1,736
1.450	06/30/2022	07/01/2022	147,200	U.S. Treasury Notes 3.250% due 06/30/2029	(150,144)	147,200	147,206

Total Repurchase Agreements	$(151,915)	$148,936	$148,942

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2037	$1,600	$(1,498)	$(1,494)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2052	3,500	(3,035)	(3,035)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2052	2,700	(2,427)	(2,426)

Total U.S. Government Agencies	(6,960)	(6,955)

Sovereign Issues (1.9)%
Canada Government International Bond	2.750%	12/01/2048	CAD	8,100	(7,612)	(5,912)

Total Short Sales (4.1)%	$(14,572)	$(12,867)

(1)	Includes accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	2	$312	$(3)	$8	$0
U.S. Treasury 2-Year Note September Futures	09/2022	15	3,150	(10)	8	0
U.S. Treasury 10-Year Note September Futures	09/2022	9	1,067	(4)	9	0
U.S. Treasury 30-Year Bond September Futures	09/2022	8	1,109	(6)	14	0

$(23)	$39	$0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

E-mini S&P 500 Index September Futures				09/2022	955		$(180,949)	$1,316		$1,441	$0
Euro-Buxl 30-Year Bond September Futures				09/2022	2		(343)	15		0	(15)
U.S. Treasury 5-Year Note September Futures				09/2022	8		(898)	5		0	(6)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2022	19		(2,933)	63		0	(44)

								$1,399		$1,441	$(65)

Total Futures Contracts								$1,376		$1,480	$(65)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	Quarterly		06/20/2027		$102,100	$985	$(986)	$(1)	$0	$(20)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly		06/20/2027	EUR	800	2	(9)	(7)	0	(2)

							$987	$(995)	$(8)	$0	$(22)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(4)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	2,400	$(233)	$(189)	$(422)	$44	$0
Receive(4)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		1,000	218	167	385	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		$400	2	(36)	(34)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		2,700	(121)	(183)	(304)	18	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		300	6	(36)	(30)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		1,600	(48)	(168)	(216)	12	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	900	13	(121)	(108)	6	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026	CNY	3,300	0	3	3	0	0
Pay	3-Month CNY-CNREPOFIX	2.690	MISSING	03/17/2026		3,300	(6)	3	(3)	0	0
Pay	3-Month CNY-CNREPOFIX	2.700	MISSING	03/17/2026		8,000	(13)	4	(9)	0	(1)
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		8,000	0	9	9	1	0
Pay	3-Month CNY-CNREPOFIX	2.705	MISSING	03/17/2026		8,000	(14)	5	(9)	0	(1)
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		8,000	0	9	9	1	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		8,000	0	12	12	1	0
Pay	3-Month CNY-CNREPOFIX	2.770	MISSING	03/17/2026		8,000	(17)	5	(12)	0	(1)
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		15,900	5	21	26	2	0
Pay	3-Month CNY-CNREPOFIX	2.810	MISSING	03/17/2026		15,900	(37)	11	(26)	0	(2)
Pay	3-Month USD-LIBOR	0.836	Semi-Annual	11/15/2045		$2,200	0	(837)	(837)	15	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		3,500	726	453	1,179	0	(24)
Pay(4)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	2,700	(244)	(276)	(520)	47	0
Receive(4)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		900	99	221	320	0	(23)
Pay	UKRPI	3.593	Maturity	11/15/2028	GBP	2,000	37	(268)	(231)	4	0
Receive	UKRPI	4.250	Maturity	11/15/2031		600	13	19	32	0	(3)

							$386	$(1,172)	$(786)	$155	$(85)

Total Swap Agreements							$1,373	$(2,167)	$(794)	$155	$(107)

(j)	Securities with an aggregate market value of $2,421 and cash of $11,109 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2022 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	$1,743	CAD	2,230	$5	$(16)
07/2022	981	DKK	6,900	0	(9)
08/2022	DKK	6,886	$981	9	0
08/2022	EUR	299	313	0	(1)
08/2022	$2,008	MXN	40,751	6	0
BPS	07/2022	CAD	1,488	$1,161	10	(5)
07/2022	GBP	730	920	31	0
08/2022	730	887	0	(2)
08/2022	ZAR	33	2	0	0
11/2022	$70	ZAR	1,117	0	(2)
CBK	07/2022	BRL	1	$0	0	0
07/2022	$0	BRL	1	0	0
DUB	07/2022	DKK	2,438	$361	18	0
GLM	07/2022	BRL	1	0	0	0
07/2022	$0	BRL	1	0	0
08/2022	BRL	1	$0	0	0
11/2022	ZAR	713	45	1	0
HUS	07/2022	$634	CAD	801	0	(12)
11/2022	ZAR	160	$10	0	0
05/2023	CNH	38	6	0	0
JPM	08/2022	121	18	0	0
MYI	07/2022	DKK	8,196	1,216	61	0
07/2022	$548	DKK	3,733	0	(22)
08/2022	DKK	1,445	$206	2	0
08/2022	EUR	170	180	1	0
RBC	09/2022	$1,180	MXN	24,284	13	0
RYL	07/2022	CAD	765	$609	15	0
SCX	07/2022	746	577	0	(3)
UAG	09/2022	MXN	65,119	3,268	68	0

Total Forward Foreign Currency Contracts	$240	$(72)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	7,400	$71	$180

Total Purchased Options	$71	$180

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	1,200	$(2)	$(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	200	(1)	0
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	500	(1)	(2)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	1,200	(2)	(1)
BRC	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	200	(1)	0
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	1,900	(4)	(2)
JPM	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	07/20/2022	1,600	(6)	(6)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.200	07/20/2022	200	(1)	(1)

$(18)	$(13)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2022 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description		Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

NGF	Put - OTC 2-Year Interest Rate Swap		3-Month USD-LIBOR		Pay	2.800%	03/18/2024	14,400	$(69)		$(196)

Total Written Options									$(87)		$(209)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	S&P 500 Total Return Index	4,815	1.960% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/08/2023	$46,344	$0	$7,979	$7,979	$0
GST	Pay	S&P 500 Total Return Index	6,956	2.000% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	55,602	0	67	67	0
SOG	Pay	S&P 500 Total Return Index	3,718	1.855% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	29,720	0	21	21	0

								$0	$8,067	$8,067	$0

Total Swap Agreements								$0	$8,067	$8,067	$0

(l)

Securities with an aggregate market value of $178 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)								Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$6,603	$0		$6,603
Industrials						0	4,073	0		4,073
Utilities						0	356	0		356
Municipal Bonds & Notes
Illinois						0	101	0		101
U.S. Government Agencies						0	21,477	0		21,477
U.S. Treasury Obligations						0	3,089	0		3,089
Non-Agency Mortgage-Backed Securities						0	37,585	0		37,585
Asset-Backed Securities						0	53,548	1,661		55,209
Sovereign Issues						0	5,509	0		5,509
Preferred Securities
Banking & Finance						0	712	0		712
Short-Term Instruments
Commercial Paper						0	1,399	0		1,399
Repurchase Agreements						0	148,936	0		148,936
Short-Term Notes						0	7,999	0		7,999
U.S. Treasury Bills						0	10,205	0		10,205
U.S. Treasury Cash Management Bills						0	4,290	0		4,290

						$0	$305,882	$1,661		$307,543
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$181	$0	$0		$181

Total Investments						$181	$305,882	$1,661		$307,724

Short Sales, at Value - Liabilities
Sovereign Issues						0	(5,912)	0		(5,912)
U.S. Government Agencies						0	(6,955)	0		(6,955)

						$0	$(12,867)	$0		$(12,867)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						1,449	186	0		1,635
Over the counter						0	8,487	0		8,487

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2022 (Unaudited)

	$1,449	$8,673	$0	$10,122
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15)	(157)	0	(172)
Over the counter	0	(281)	0	(281)

	$(15)	$(438)	$0	$(453)

Total Financial Derivative Instruments	$1,434	$8,235	$0	$9,669

Totals	$1,615	$301,250	$1,661	$304,526

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO StocksPLUS® Small Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.3% ¤
CORPORATE BONDS & NOTES 16.0%
BANKING & FINANCE 11.1%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	$843
3.300% due 01/30/2032		1,000	802
Aviation Capital Group LLC 5.500% due 12/15/2024		500	496
Avolon Holdings Funding Ltd. 3.250% due 02/15/2027		800	697
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(f)(g)	EUR	2,800	2,825
Bank of America Corp. 2.843% (SOFRRATE + 1.330%) due 04/02/2026 ~		$3,300	3,258
Barclays Bank PLC 7.625% due 11/21/2022 (g)		244	247
Barclays PLC
2.791% (US0003M + 1.380%) due 05/16/2024 ~		3,200	3,199
5.088% due 06/20/2030 •		400	378
7.125% due 06/15/2025 •(f)(g)	GBP	3,100	3,630
7.750% due 09/15/2023 •(f)(g)		$1,200	1,182
8.000% due 06/15/2024 •(f)(g)		2,000	1,970
Citigroup, Inc. 2.544% (US0003M + 1.100%) due 05/17/2024 ~		300	298
Credit Suisse Group AG
2.961% (US0003M + 1.240%) due 06/12/2024 ~		2,000	2,003
3.091% due 05/14/2032 •		1,300	1,036
3.750% due 03/26/2025		600	582
6.250% due 12/18/2024 •(f)(g)		300	274
6.375% due 08/21/2026 •(f)(g)		720	597
7.125% due 07/29/2022 •(f)(g)		300	300
7.500% due 07/17/2023 •(f)(g)		2,800	2,590
7.500% due 12/11/2023 •(f)(g)		2,000	1,910
Danske Bank AS 2.781% (US0003M + 1.060%) due 09/12/2023 ~		1,300	1,301
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	2,400	2,340
1.625% due 01/20/2027		4,600	4,323
1.750% due 01/17/2028		400	366
2.601% (US0003M + 1.190%) due 11/16/2022 ~		$1,700	1,700
2.783% (US0003M + 1.230%) due 02/27/2023 ~		4,000	3,996
Discover Bank
3.450% due 07/27/2026		1,700	1,609
4.650% due 09/13/2028		2,700	2,601
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,100	1,062
Erste Group Bank AG 6.500% due 04/15/2024 •(f)(g)	EUR	1,200	1,227
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		1,000	971
Ford Motor Credit Co. LLC
2.366% (US0003M + 1.080%) due 08/03/2022 ~		$200	200
3.550% due 10/07/2022		2,600	2,591
4.687% due 06/09/2025		200	189
5.125% due 06/16/2025		200	191
Goldman Sachs Group, Inc. 3.330% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,500	3,472
HSBC Holdings PLC
2.848% due 06/04/2031 •		200	169
4.292% due 09/12/2026 •		1,400	1,370
4.300% due 03/08/2026		300	297
5.250% due 09/16/2022 •(f)(g)	EUR	1,100	1,139
ING Groep NV 5.750% due 11/16/2026 •(f)(g)		$1,000	916
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(f)(g)	EUR	1,300	1,296
JPMorgan Chase & Co. 2.182% due 06/01/2028 •		$5,800	5,161
Lloyds Banking Group PLC
4.550% due 08/16/2028		1,000	978
7.500% due 09/27/2025 •(f)(g)		2,500	2,443
7.875% due 06/27/2029 •(f)(g)	GBP	900	1,085
Nationwide Building Society 4.363% due 08/01/2024 •		$1,500	1,502

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2022 (Unaudited)

Natwest Group PLC
3.747% (US0003M + 1.550%) due 06/25/2024 ~		2,300	2,303
4.519% due 06/25/2024 •		1,500	1,497
4.892% due 05/18/2029 •		2,679	2,599
8.000% due 08/10/2025 •(f)(g)		1,802	1,788
Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		300	276
2.600% due 09/28/2022		300	299
2.650% due 07/13/2022		800	800
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,700	1,559
2.679% due 07/16/2030		1,300	1,065
3.103% due 01/16/2030		1,900	1,618
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	18,390	2,132
Nykredit Realkredit AS 1.500% due 10/01/2053		83,540	9,683
Realkredit Danmark AS 1.500% due 10/01/2053		22,656	2,630
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$2,200	2,201
Societe Generale SA 7.875% due 12/18/2023 •(f)(g)		1,000	982
Standard Chartered PLC 1.456% due 01/14/2027 •		3,500	3,091
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		4,600	3,647
UBS AG
5.125% due 05/15/2024 (g)		3,300	3,299
7.625% due 08/17/2022 (g)		300	301
UBS Group AG 4.125% due 09/24/2025		400	397
VICI Properties LP 4.750% due 02/15/2028		1,800	1,721
Wells Fargo & Co. 2.393% due 06/02/2028 •		16,200	14,521
WPC Eurobond BV 2.250% due 04/09/2026	EUR	3,300	3,255

			135,276

INDUSTRIALS 4.1%
Aker BP ASA 2.875% due 01/15/2026		$600	568
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,000	1,696
BAT Capital Corp. 3.222% due 08/15/2024		100	97
BAT International Finance PLC 3.950% due 06/15/2025		400	393
Boeing Co. 2.750% due 02/01/2026		1,100	1,023
Broadcom, Inc.
2.450% due 02/15/2031		1,300	1,046
3.137% due 11/15/2035		1,200	913
3.419% due 04/15/2033		2,900	2,401
3.500% due 02/15/2041		700	529
3.750% due 02/15/2051		300	223
Centene Corp. 4.250% due 12/15/2027		900	843
Charter Communications Operating LLC
2.936% (US0003M + 1.650%) due 02/01/2024 ~		4,000	4,032
4.908% due 07/23/2025		700	703
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,000	916
DAE Funding LLC
1.625% due 02/15/2024		1,500	1,421
2.625% due 03/20/2025		800	745
3.375% due 03/20/2028		900	793
Expedia Group, Inc. 6.250% due 05/01/2025		527	543
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (a)	EUR	2,800	2,566
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)		$595	531
Imperial Brands Finance PLC
3.125% due 07/26/2024		200	194
3.500% due 07/26/2026		200	188
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,100	2,933
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$73	71
5.200% due 07/15/2045		100	93
Magallanes, Inc.
4.054% due 03/15/2029		800	733
4.279% due 03/15/2032		3,700	3,310

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2022 (Unaudited)

MPLX LP 2.650% due 08/15/2030	1,300	1,086
Nissan Motor Co. Ltd.
3.043% due 09/15/2023	1,100	1,082
3.522% due 09/17/2025	2,000	1,895
4.345% due 09/17/2027	3,389	3,114
4.810% due 09/17/2030	2,500	2,223
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030	1,200	1,072
President & Fellows of Harvard College 6.500% due 01/15/2039	1,100	1,387
Sands China Ltd.
3.100% due 03/08/2029	1,800	1,277
3.250% due 08/08/2031	1,700	1,126
5.125% due 08/08/2025	1,300	1,093
5.400% due 08/08/2028	1,300	1,004
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	600	563
T-Mobile USA, Inc.
2.700% due 03/15/2032	800	672
3.500% due 04/15/2031	1,000	865
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050	1,800	1,350
3.375% due 07/09/2060	1,400	1,025

		50,338

UTILITIES 0.8%
Georgia Power Co. 2.650% due 09/15/2029	800	705
Pacific Gas & Electric Co.
1.700% due 11/15/2023	2,500	2,411
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~	2,500	2,490
3.000% due 06/15/2028	1,000	863
4.550% due 07/01/2030	1,200	1,067
Sprint Communications, Inc. 6.000% due 11/15/2022	1,500	1,511
Sprint Corp.
7.125% due 06/15/2024	300	309
7.875% due 09/15/2023	800	827

		10,183

Total Corporate Bonds & Notes (Cost $220,624)		195,797

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.3%
Long Beach Unified School District, California General Obligation Bonds, Series 2011 5.914% due 08/01/2025	3,500	3,633

COLORADO 0.2%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011 6.220% due 12/15/2026	2,705	2,872

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	104	112

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010 5.883% due 04/01/2030	1,000	1,124

Total Municipal Bonds & Notes (Cost $7,307)		7,741

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
1.974% due 07/25/2037 •	8	8
2.004% due 07/25/2037 •	13	13
2.024% (US0001M + 0.400%) due 09/25/2035 ~	39	39
Freddie Mac
2.034% due 10/15/2037 •	16	17
4.000% due 01/01/2048	1,304	1,307
6.000% due 04/01/2040	2	3
Ginnie Mae
1.412% due 08/20/2047 •	436	430
6.000% due 12/15/2038	41	45
Ginnie Mae, TBA 5.000% due 07/01/2052	5,400	5,535
U.S. Small Business Administration
5.290% due 12/01/2027	10	10
5.720% due 01/01/2029	224	228
6.020% due 08/01/2028	136	139

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2022 (Unaudited)

Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	9,863	9,636
4.000% due 08/01/2025 - 03/01/2026	44	45
5.500% due 09/01/2023	1	1
6.000% due 07/01/2035 - 05/01/2041	481	523
7.500% due 04/01/2024 - 11/01/2037	49	50
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2052	25,900	25,950

Total U.S. Government Agencies (Cost $44,107)		43,979

U.S. TREASURY OBLIGATIONS 21.6%
U.S. Treasury Bonds
1.375% due 11/15/2040	6,800	4,900
3.000% due 08/15/2048	500	473
3.000% due 02/15/2049	19,000	18,114
4.625% due 02/15/2040	4,500	5,359
U.S. Treasury Inflation Protected Securities (e)
0.625% due 02/15/2043	754	668
0.750% due 02/15/2045	2,210	1,982
1.000% due 02/15/2046	4,880	4,633
1.000% due 02/15/2048	11,487	10,988
1.375% due 02/15/2044	6,697	6,862
U.S. Treasury Notes
0.375% due 12/31/2025 (k)(m)	4,100	3,737
0.500% due 02/28/2026 (m)	16,600	15,134
1.750% due 12/31/2024 (k)(m)	10,300	9,984
1.875% due 07/31/2022 (m)	15,300	15,309
2.000% due 07/31/2022 (k)(m)	8,000	8,006
2.000% due 11/30/2022 (m)	13,100	13,080
2.000% due 08/15/2025 (k)(m)	5,800	5,621
2.375% due 05/15/2029	90,400	86,616
2.625% due 12/31/2025 (m)	12,100	11,932
2.750% due 02/15/2024 (k)(m)	10,500	10,466
3.000% due 09/30/2025 (k)	30,200	30,165

Total U.S. Treasury Obligations (Cost $281,149)		264,029

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%
Adjustable Rate Mortgage Trust 5.463% due 11/25/2037 ^~	4,543	3,505
American Home Mortgage Assets Trust 1.396% due 11/25/2046 •	6,235	2,035
BCAP LLC Trust 6.000% due 03/26/2037 ~	4,371	2,509
Bear Stearns ALT-A Trust
2.771% due 11/25/2035 ^~	136	125
2.946% due 11/25/2035 ^~	3,395	2,388
ChaseFlex Trust 1.924% due 07/25/2037 •	2,919	2,751
Citigroup Mortgage Loan Trust
1.694% (US0001M + 0.070%) due 01/25/2037 ~	2	2
2.490% due 03/25/2036 ^•	76	71
Citigroup Mortgage Loan Trust, Inc. 2.651% due 08/25/2035 ~	24	23
CitiMortgage Alternative Loan Trust 2.224% (US0001M + 0.600%) due 04/25/2037 ~	1,096	930
Countrywide Alternative Loan Trust
1.476% (12MTA + 1.000%) due 02/25/2036 ~	4	4
1.864% due 12/25/2046 •	3,076	2,743
1.944% due 02/25/2047 •	11	10
1.944% due 09/25/2047 •	1,603	1,468
2.024% due 06/25/2037 •	39	34
5.750% due 02/25/2037	730	451
6.000% due 08/25/2035	1,224	649
6.000% due 06/25/2047 ^	1,884	1,158
Countrywide Home Loan Mortgage Pass-Through Trust
2.520% due 02/20/2035 ~	1	1
2.711% due 11/25/2034 ~	3	3
3.093% due 11/25/2037 ~	520	489
5.500% due 11/25/2035 ^	21	13
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.954% due 08/25/2037 ^•	2,121	1,858
GSR Mortgage Loan Trust 2.668% due 11/25/2035 ~	2	2
HarborView Mortgage Loan Trust
1.802% (US0001M + 0.190%) due 01/19/2038 ~	253	230
1.817% due 12/19/2036 •	799	703
1.952% (US0001M + 0.340%) due 12/19/2036 ^~	251	218
JP Morgan Mortgage Trust
2.417% due 07/25/2035 ~	1,356	1,332
2.496% due 02/25/2035 ~	1	1
2.766% due 08/25/2034 ~	26	25
2.904% due 07/25/2035 ~	5	5
5.750% due 01/25/2036 ^	11	6

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2022 (Unaudited)

JP Morgan Resecuritization Trust 1.126% (US0001M + 0.120%) due 06/26/2037 ~		2,534	2,516
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		2,363	2,266
Lehman Mortgage Trust 2.274% due 11/25/2036 •		1,149	608
Lehman XS Trust 2.074% due 08/25/2046 •		1,258	1,229
MASTR Adjustable Rate Mortgages Trust
1.276% due 12/25/2046 •		2,957	2,461
1.276% (12MTA + 0.800%) due 12/25/2046 ~		3,298	2,909
Merrill Lynch Mortgage Investors Trust 2.996% due 09/25/2035 ^~		47	41
Morgan Stanley Capital Trust 2.773% (US0001M + 1.449%) due 12/15/2023 ~		4,000	3,844
Morgan Stanley Mortgage Loan Trust 2.554% (US0001M + 0.930%) due 11/25/2035 ~		2,385	2,394
MortgageIT Securities Corp. Mortgage Loan Trust 2.084% due 06/25/2047 •		798	766
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,373	2,300
2.750% due 11/25/2059 ~		4,033	3,870
Preston Ridge Partners Mortgage 3.720% due 02/25/2027 þ		3,076	2,966
PRET LLC 1.843% due 09/25/2051 þ		5,281	4,966
Residential Accredit Loans, Inc. Trust
1.994% (US0001M + 0.370%) due 08/25/2036 ~		354	328
2.024% (US0001M + 0.400%) due 05/25/2047 ~		3,595	3,311
Structured Adjustable Rate Mortgage Loan Trust 2.880% due 04/25/2035 ~		74	71
Structured Asset Mortgage Investments Trust
1.744% due 08/25/2036 •		5,387	4,986
2.084% (US0001M + 0.460%) due 02/25/2036 ~		180	179
Structured Asset Securities Corp. 1.974% due 04/25/2035 •		1,416	1,324
Taurus UK DAC 1.458% due 05/17/2031 •	GBP	1,191	1,401
Towd Point Mortgage Funding 1.361% due 07/20/2045 •		7,791	9,471
UBS Commercial Mortgage Trust 3.504% due 12/15/2050		$3,395	3,330
WaMu Mortgage Pass-Through Certificates Trust
1.206% due 01/25/2047 •		10	10
1.246% due 05/25/2047 •		2,081	1,886
1.723% due 09/25/2046 •		25	24
1.723% (COF 11 + 1.500%) due 10/25/2046 ~		20	18
2.577% due 01/25/2037 ^~		154	134
2.784% due 11/25/2045 •		1,786	1,661
2.842% due 12/25/2035 ~		965	933
3.050% due 08/25/2036 ^~		67	62
3.213% due 06/25/2037 ^~		598	556
Wells Fargo Mortgage-Backed Securities Trust 2.751% due 12/25/2036 ^~		82	80

Total Non-Agency Mortgage-Backed Securities (Cost $93,980)			88,643

ASSET-BACKED SECURITIES 21.4%
Aames Mortgage Investment Trust 2.614% due 07/25/2035 •		1,246	1,230
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	3,300	3,391
Apex Credit CLO Ltd. 3.696% due 09/20/2029 •		$3,400	3,266
Ares European CLO 0.660% due 10/15/2030 •	EUR	5,989	6,163
Armada Euro CLO DAC 0.720% due 07/15/2031 •		8,200	8,372
Asset-Backed Funding Certificates Trust 1.754% due 01/25/2037 •		$1,930	1,408
Asset-Backed Securities Corp. Home Equity Loan Trust 2.584% due 07/25/2035 •		77	77
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	3,500	3,559
Bear Stearns Asset-Backed Securities Trust
1.824% due 12/25/2036 •		$4	4
1.944% due 08/25/2036 •		339	323
2.314% due 02/25/2036 •		1,772	1,765
Blackrock European CLO DAC 0.620% (EUR003M + 0.620%) due 10/15/2031 ~	EUR	3,200	3,243
BNC Mortgage Loan Trust 1.944% due 10/25/2036 •		$442	435
Cairn CLO DAC
0.600% due 04/30/2031 •	EUR	3,098	3,204
0.780% (EUR003M + 0.780%) due 10/15/2031 ~		2,200	2,247

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2022 (Unaudited)

Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		1,900	1,945
0.890% due 08/15/2032 •		3,600	3,660
CIT Mortgage Loan Trust 2.974% due 10/25/2037 •		$565	563
Citigroup Mortgage Loan Trust
1.684% due 07/25/2045 •		87	66
1.784% due 12/25/2036 •		2,292	1,320
Citigroup Mortgage Loan Trust, Inc. 2.074% (US0001M + 0.450%) due 10/25/2036 ~		889	883
Countrywide Asset-Backed Certificates Trust
1.764% due 06/25/2037 •		713	657
1.764% due 06/25/2047 ^•		787	719
1.814% due 11/25/2037 •		127	118
1.874% due 06/25/2047 •		963	923
2.144% due 12/25/2036 ^•		2,947	2,777
2.164% due 03/25/2036 •		955	879
2.209% (US0001M + 0.585%) due 05/25/2036 ~		2,023	1,965
Credit-Based Asset Servicing & Securitization LLC 1.744% (US0001M + 0.120%) due 07/25/2037 ~		6	4
CVC Cordatus Loan Fund DAC
0.630% (EUR003M + 0.630%) due 09/15/2031 ~	EUR	2,300	2,356
0.650% due 10/15/2031 •		5,900	6,035
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •		2,300	2,349
Fieldstone Mortgage Investment Trust 2.359% (US0001M + 0.735%) due 12/25/2035 ~		$3,099	3,057
Fremont Home Loan Trust
1.724% due 08/25/2036 •		88	33
1.964% due 02/25/2036 •		1,425	1,376
Griffith Park CLO DAC 0.720% due 11/21/2031 •	EUR	6,800	6,977
GSAA Home Equity Trust
2.024% due 03/25/2037 •		$4,240	1,456
2.981% due 03/25/2036 ~		3,595	2,547
GSAMP Trust
1.774% due 08/25/2036 •		1,163	1,143
1.854% due 01/25/2037 •		2,700	2,363
2.314% due 11/25/2035 •		2,082	2,061
2.944% due 12/25/2034 ^•		1,095	915
Halseypoint Clo Ltd. 2.503% due 07/20/2031 •		1,300	1,282
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	2,100	2,150
0.680% due 10/20/2031 •		5,000	5,114
0.760% due 07/15/2031 •		7,900	7,972
1.040% due 07/15/2031		1,000	993
Home Equity Loan Trust 1.964% due 04/25/2037 •		$5,300	4,713
Home Equity Mortgage Loan Asset-Backed Trust 2.689% (US0001M + 1.065%) due 08/25/2035 ~		2,000	1,901
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 2.674% due 11/25/2034 •		163	157
JP Morgan Mortgage Acquisition Trust 1.834% due 10/25/2036 •		33	33
Jubilee CLO DAC
0.600% due 04/15/2030 •	EUR	3,050	3,152
0.650% due 04/15/2031 •		1,400	1,420
KKR CLO Ltd.
1.984% due 07/18/2030 •		$2,400	2,362
2.644% due 07/18/2030 •		4,200	4,052
Laurelin DAC 0.720% (EUR003M + 0.720%) due 10/20/2031 ~	EUR	4,900	5,032
LCM LP 2.544% due 07/19/2027 •		$3,500	3,394
Long Beach Mortgage Loan Trust
2.064% due 02/25/2036 •		2,301	2,239
2.539% due 08/25/2035 •		1,700	1,518
M360 Ltd. 3.876% (US0001M + 2.250%) due 11/22/2038 ~		3,100	3,058
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •	EUR	1,096	1,125
MASTR Specialized Loan Trust
1.884% due 06/25/2046 •		$1,966	1,867
2.144% due 02/25/2036 •		575	552
Merrill Lynch Mortgage Investors Trust 1.844% due 08/25/2037 •		5,779	3,230
MF1 Ltd. 2.542% due 02/19/2037 •		6,100	5,811
Morgan Stanley ABS Capital, Inc. Trust
1.724% due 07/25/2036 •		3	1
1.784% due 09/25/2036 •		2,447	1,151
1.839% due 03/25/2037 •		13,924	6,097
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 ^þ		3,776	1,666

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2022 (Unaudited)

Option One Mortgage Loan Trust
1.724% (US0001M + 0.100%) due 07/25/2036 ~		2,069	1,094
1.754% (US0001M + 0.130%) due 07/25/2037 ~		2,588	1,989
1.764% (US0001M + 0.140%) due 01/25/2037 ~		3,024	1,888
1.844% due 04/25/2037 •		2,391	1,781
1.844% (US0001M + 0.220%) due 05/25/2037 ~		1,384	933
1.934% due 04/25/2037 •		288	176
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	6,183	6,400
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.349% due 02/25/2035 •		$6,262	5,679
Popular ABS Mortgage Pass-Through Trust 1.954% (US0001M + 0.330%) due 07/25/2036 ~		2,843	2,731
PRET LLC
1.744% due 07/25/2051 þ		1,990	1,867
2.487% due 10/25/2051 þ		3,716	3,493
3.721% due 07/25/2051 þ		4,180	3,989
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		3,589	1,498
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		2,195	2,091
4.320% due 09/25/2030		1,400	1,378
Residential Asset Mortgage Products Trust 2.689% (US0001M + 0.710%) due 05/25/2035 ~		2,300	2,180
Residential Asset Securities Corp. Trust 2.224% due 02/25/2036 •		283	280
Sculptor European CLO DAC 0.790% due 01/14/2032 •	EUR	8,600	8,702
Securitized Asset-Backed Receivables LLC Trust
2.104% due 07/25/2036 •		$979	472
2.124% due 05/25/2036 •		3,154	1,853
2.269% due 10/25/2035 •		1,399	1,267
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	2,900	2,954
SG Mortgage Securities Trust 1.984% due 02/25/2036 •		$4,077	2,445
SMB Private Education Loan Trust 4.550% due 02/16/2055		4,700	4,608
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,972	2,850
Sound Point CLO Ltd. 2.164% due 07/25/2030 •		4,400	4,327
Soundview Home Loan Trust
1.684% due 11/25/2036 •		7	2
1.774% due 03/25/2037 •		364	344
1.794% due 07/25/2037 •		1,275	1,132
2.124% due 10/25/2036 •		3,533	3,395
2.464% (US0001M + 0.840%) due 08/25/2035 ^~		2,200	2,057
Specialty Underwriting & Residential Finance Trust 2.224% due 12/25/2036 •		792	749
Structured Asset Securities Corp. Mortgage Loan Trust 1.854% due 05/25/2047 •		883	853
Symphony Static CLO Ltd. 2.014% (US0003M + 0.830%) due 10/25/2029 ~		1,898	1,863
TCI-Symphony CLO Ltd. 2.571% due 10/13/2032 •		4,900	4,611
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	4,400	4,495
Upstart Pass-Through Trust Series 3.800% due 04/20/2030 «		$4,037	3,991
Venture CLO Ltd.
2.083% due 04/20/2029 •		3,236	3,194
2.686% due 07/30/2032 •		3,500	3,364
3.036% (US0003M + 1.750%) due 07/30/2032 ~		4,200	3,942

Total Asset-Backed Securities (Cost $289,022)			262,793

SOVEREIGN ISSUES 0.6%
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,199	265
1.000% due 07/09/2029		248	59
1.125% due 07/09/2035 þ		2,196	464
2.500% due 07/09/2041 þ		7,350	1,911
Brazil Government International Bond 4.750% due 01/14/2050		1,954	1,330
Israel Government International Bond
0.750% due 07/31/2022	ILS	8,300	2,376

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2022 (Unaudited)

1.250% due 11/30/2022		1,300	372

Total Sovereign Issues (Cost $10,371)			6,777

		SHARES
PREFERRED SECURITIES 1.2%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 4.709% (US0003M + 3.470%) due 10/30/2022 ~(f)		1,091,000	1,036
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(f)		378,175	386

			1,422

UTILITIES 1.1%
AT&T Mobility LLC 7.000% due 10/20/2022 «(f)(h)		524,026	13,304

Total Preferred Securities (Cost $15,701)			14,726

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 49.1%
REPURCHASE AGREEMENTS (i) 19.5%			238,861

SHORT-TERM NOTES 1.7%
AmeriCredit Automobile Receivables Trust 2.192% due 06/19/2023		$7,100	7,097
Enterprise Fleet Financing LLC 2.764% due 06/20/2023		13,500	13,516

			20,613

ISRAEL TREASURY BILLS 1.8%
(0.020)% due 11/02/2022 - 01/04/2023 (b)(c)	ILS	77,100	22,011

U.S. TREASURY BILLS 20.5%
0.991% due 07/07/2022 - 09/29/2022 (b)(c)(m)		$251,400	251,056

U.S. TREASURY CASH MANAGEMENT BILLS 5.6%
1.190% due 09/13/2022 (c)(d)(m)		69,300	69,080

Total Short-Term Instruments (Cost $604,177)			601,621

Total Investments in Securities (Cost $1,566,438)			1,486,106

		SHARES
INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short Asset Portfolio		4,894,393	47,858
PIMCO Short-Term Floating NAV Portfolio III		16,510	160

Total Short-Term Instruments (Cost $49,223)			48,018

Total Investments in Affiliates (Cost $49,223)			48,018

Total Investments 125.2% (Cost $1,615,661)			$1,534,124
Financial Derivative Instruments (j)(l) (22.4)%(Cost or Premiums, net $(24,487))			(274,722)
Other Assets and Liabilities, net (2.8)%			(33,728)

Net Assets 100.0%			$1,225,674

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Payment in-kind security.
(b)									Coupon represents a weighted average yield to maturity.
(c)									Zero coupon security.
(d)									Coupon represents a yield to maturity.
(e)									Principal amount of security is adjusted for inflation.
(f)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)									Contingent convertible security.
(h)									RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date			Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC				7.000%	10/20/2022	09/24/2020			$14,174	$13,304	1.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$25,061		U.S. Treasury Notes 3.000% due 06/30/2024			$(25,562)	$25,061	$25,061
	1.450	06/30/2022	07/01/2022	213,800		U.S. Treasury Notes 1.500% due 11/30/2028			(218,076)	213,800	213,809

Total Repurchase Agreements									$(243,638)	$238,861	$238,870

SHORT SALES:
Description						Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (7.1)%
Uniform Mortgage-Backed Security, TBA						2.000%	07/01/2037		$18,400	$(17,231)	$(17,180)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2052		45,800	(39,440)	(39,717)
Uniform Mortgage-Backed Security, TBA						2.500	08/01/2052		34,000	(30,560)	(30,551)

	Total U.S. Government Agencies									(87,231)	(87,448)

Sovereign Issues (0.7)%
Canada Government International Bond						2.750%	12/01/2048	CAD	11,300	(7,751)	(8,140)

Total Short Sales (7.8)%										$(94,982)	$(95,588)

(1)									Includes accrued interest.
(j)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
										Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Asset	Liability

E-Mini Russell 2000 Index September Futures				09/2022	3,564	$304,366		$(14,726)		$0	$(2,388)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2022 (Unaudited)

U.S. Treasury 30-Year Bond September Futures	09/2022	243	33,686	(179)	410	0

$(14,905)	$410	$(2,388)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	77	$(12,005)	$346	$0	$(291)
Euro-Buxl 30-Year Bond September Futures	09/2022	15	(2,571)	111	0	(111)
U.S. Treasury 2-Year Note September Futures	09/2022	1,029	(216,106)	674	0	(579)
U.S. Treasury 5-Year Note September Futures	09/2022	834	(93,617)	299	0	(586)
U.S. Treasury 10-Year Note September Futures	09/2022	91	(10,786)	59	0	(92)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	410	(63,281)	659	0	(961)

$2,148	$0	$(2,620)

Total Futures Contracts	$(12,757)	$410	$(5,008)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	1.142%	$2,200	$35	$(46)	$(11)	$0	$(2)
Boeing Co.	1.000	Quarterly	06/20/2026	2.327	1,500	(8)	(62)	(70)	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	3,200	(11)	(170)	(181)	0	(4)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.575	EUR	800	(4)	(20)	(24)	0	(6)
General Electric Co.	1.000	Quarterly	06/20/2026	1.530	$1,400	9	(36)	(27)	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700	200	2	(8)	(6)	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	2.634	6,500	1,294	(680)	614	0	(9)
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.084	EUR	3,400	(487)	414	(73)	0	(6)
Stellantis NV	5.000	Quarterly	12/20/2026	2.172	3,700	836	(374)	462	0	(25)

$1,666	$(982)	$684	$0	$(54)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$4,300	$(157)	$(418)	$(575)	$0	$(1)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	100	(4)	(8)	(12)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	13,700	(488)	(1,292)	(1,780)	0	(14)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	1,683	163	(176)	(13)	0	(3)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	12,573	405	(755)	(350)	0	(16)
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	900	20	(14)	6	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	3,200	78	(63)	15	0	(1)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	3,000	67	(60)	7	0	(1)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	99,100	1,283	(1,284)	(1)	0	(19)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	EUR	22,600	1,460	(2,160)	(700)	0	(215)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	49,400	1,473	(1,377)	96	0	(97)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	56,600	414	(920)	(506)	0	(152)

$4,714	$(8,527)	$(3,813)	$0	$(519)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	38,300	$(3,715)	$(3,026)	$(6,741)	$697	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	16,600	3,619	2,769	6,388	0	(494)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	$7,000	43	(641)	(598)	44	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		26,400	(867)	(2,102)	(2,969)	172	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		5,700	118	(696)	(578)	45	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		23,000	(654)	(2,456)	(3,110)	180	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	CAD	9,400	2,243	(3,366)	(1,123)	60	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		3,700	528	(1,249)	(721)	21	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$122,900	1,262	(2,409)	(1,147)	12	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		76,300	3,413	(4,241)	(828)	107	0
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		252,600	0	(14,268)	(14,268)	610	0
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024		553,700	0	(32,239)	(32,239)	1,350	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		93,900	(4,780)	8,564	3,784	0	(266)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		110,500	(13,430)	13,889	459	0	(408)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		638,700	(27,931)	61,256	33,325	0	(3,019)
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		117,400	(379)	(9,994)	(10,373)	505	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		53,900	(3,417)	3,703	286	0	(227)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		151,000	7,912	(20,539)	(12,627)	865	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		17,000	(2,454)	2,929	475	0	(100)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		79,600	(4,731)	(6,401)	(11,132)	480	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		15,000	(1,983)	2,640	657	0	(93)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		52,100	2,941	(9,600)	(6,659)	350	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		149,000	8,130	(27,266)	(19,136)	1,064	0
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		62,600	526	8,925	9,451	0	(467)
Receive	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		54,100	0	7,459	7,459	0	(382)
Receive	3-Month USD-LIBOR	1.170	Semi-Annual	08/04/2031		141,900	0	20,959	20,959	0	(990)
Pay	3-Month USD-LIBOR	0.841	Semi-Annual	11/15/2045		7,700	(399)	(2,522)	(2,921)	51	0
Pay	3-Month USD-LIBOR	0.845	Semi-Annual	11/15/2045		11,400	(578)	(3,738)	(4,316)	76	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		25,500	5,214	3,379	8,593	0	(174)
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	39,600	(3,722)	(3,906)	(7,628)	686	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		14,400	1,739	3,385	5,124	0	(373)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	1,100	50	(194)	(144)	2	0
Pay	UKRPI	3.593	Maturity	11/15/2028		3,800	244	(683)	(439)	8	0
Pay	UKRPI	3.595	Maturity	11/15/2028		13,100	848	(2,357)	(1,509)	29	0
Receive	UKRPI	4.250	Maturity	11/15/2031		3,000	59	101	160	0	(17)

							$(30,151)	$(13,935)	$(44,086)	$7,414	$(7,010)

Total Swap Agreements							$(23,771)	$(23,444)	$(47,215)	$7,414	$(7,583)

(k)	Securities with an aggregate market value of $40,097 and cash of $16,178 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2022		DKK	3,350		$502		$30		$0
		07/2022		GBP	21,577		27,282		1,016		0
		07/2022			$24,399		CAD	31,212	70		(221)
		07/2022			12,353		DKK	86,849	0		(116)
		07/2022			1,017		GBP	804	0		(38)
		08/2022		DKK	86,673		$12,353		119		0
		08/2022		EUR	2,095		2,201		0		(1)
		08/2022		MXN	262,380		12,925		0		(40)
		08/2022			$4,790		EUR	4,503	5		(62)
BPS		07/2022		CAD	21,698		$16,943		154		(68)
		07/2022		JPY	43,100		333		16		0
		07/2022			$9,502		GBP	7,808	3		0
		08/2022			4,422		ZAR	70,603	0		(101)
		11/2022			190		3,066		0		(4)
CBK		08/2022		ILS	8,420		$2,547		133		0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2022 (Unaudited)

11/2022	14,824	4,746	464	0
12/2022	53,109	17,065	1,687	0
01/2023	9,598	3,038	253	0
DUB	07/2022	DKK	25,652	3,798	184	0
08/2022	EUR	128,429	136,373	1,400	0
12/2022	ILS	900	284	24	0
12/2022	$51	ZAR	800	0	(3)
GLM	07/2022	BRL	15,524	$3,124	158	0
07/2022	$2,986	BRL	15,524	0	(20)
08/2022	BRL	15,524	$2,963	22	0
09/2022	HKD	902	115	0	0
HUS	07/2022	$8,317	CAD	10,501	0	(159)
08/2022	CNH	652	$97	0	0
05/2023	657	98	0	0
JPM	08/2022	275	41	0	0
08/2022	SGD	19	14	0	0
MYI	07/2022	DKK	86,215	12,788	641	0
07/2022	$4,044	DKK	28,357	0	(49)
08/2022	DKK	18,190	$2,590	23	0
RBC	08/2022	ZAR	70,603	4,489	168	0
09/2022	$10,956	MXN	225,436	122	0
RYL	07/2022	CAD	10,431	$8,304	200	0
SCX	07/2022	10,208	7,899	0	(32)
08/2022	CNH	1,157	173	0	0
SOG	07/2022	$25,281	GBP	20,773	6	0
08/2022	GBP	20,773	$25,292	0	(7)
09/2022	HKD	328	42	0	0
TOR	08/2022	$9,476	GBP	7,808	33	0
UAG	09/2022	1,910	MXN	38,064	0	(40)
10/2022	TRY	3,876	$230	21	0

Total Forward Foreign Currency Contracts	$6,952	$(961)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	162,700	$1,562	$3,952

Total Purchased Options	$1,562	$3,952

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	3,100	$(5)	$(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	3,200	(15)	(7)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	3,300	(9)	(11)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	3,300	(6)	(1)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	700	(6)	(8)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	4,400	(20)	(9)
JPM	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	1,600	(14)	(18)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	07/20/2022	6,200	(24)	(24)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.200	07/20/2022	1,800	(6)	(7)

$(105)	$(87)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	325,300	$(1,561)	$(4,436)

Total Written Options	$(1,666)	$(4,523)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$2,416	$(612)	$620	$8	$0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2022 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	RU20INTR Index	10,388	1.780% (3-Month USD-LIBOR plus a specified spread)	Maturity	07/01/2022	$124,374	$0	$(32,334)	$0	$(32,334)
FAR	Receive	RU20INTR Index	812	1.376% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/05/2022	7,862	0	(653)	0	(653)
	Receive	RU20INTR Index	49,527	1.790% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/14/2022	604,943	0	(165,969)	0	(165,969)
	Receive	RU20INTR Index	24,052	1.870% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/11/2023	289,365	0	(76,302)	0	(76,302)
JPM	Receive	RU20INTR Index	19,554	1.450% (1-Month USD-LIBOR less a specified spread)	Monthly	11/02/2022	174,022	0	(125)	0	(125)

								$0	$(275,383)	$0	$(275,383)

Total Swap Agreements								$(612)	$(274,763)	$8	$(275,383)

(m)

Securities with an aggregate market value of $291,695 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$135,276	$0		$135,276
Industrials						0	50,338	0		50,338
Utilities						0	10,183	0		10,183
Municipal Bonds & Notes
California						0	3,633	0		3,633
Colorado						0	2,872	0		2,872
Illinois						0	112	0		112
New York						0	1,124	0		1,124
U.S. Government Agencies						0	43,979	0		43,979
U.S. Treasury Obligations						0	264,029	0		264,029
Non-Agency Mortgage-Backed Securities						0	88,643	0		88,643
Asset-Backed Securities						0	258,802	3,991		262,793
Sovereign Issues						0	6,777	0		6,777
Preferred Securities
Banking & Finance						0	1,422	0		1,422
Utilities						0	0	13,304		13,304
Short-Term Instruments
Repurchase Agreements						0	238,861	0		238,861
Short-Term Notes						0	20,613	0		20,613
Israel Treasury Bills						0	22,011	0		22,011
U.S. Treasury Bills						0	251,056	0		251,056
U.S. Treasury Cash Management Bills						0	69,080	0		69,080

						$0	$1,468,811	$17,295		$1,486,106
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$48,018	$0	$0		$48,018

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2022 (Unaudited)

Total Investments	$48,018	$1,468,811	$17,295	$1,534,124

Short Sales, at Value - Liabilities
Sovereign Issues	0	(8,140)	0	(8,140)
U.S. Government Agencies	0	(87,448)	0	(87,448)

$0	$(95,588)	$0	$(95,588)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	7,824	0	7,824
Over the counter	0	10,912	0	10,912

$0	$18,736	$0	$18,736
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,790)	(9,8021)	0	(12,591)
Over the counter	0	(280,867)	0	(280,867)

$(2,790)	$(290,6698)	$0	$(293,458)

Total Financial Derivative Instruments	$(2,790)	$(271,932)	$0	$(274,722)

Totals	$45,228	$1,101,291	$17,295	$1,163,814

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases (1)	Net Sales/SettlementS (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022 (2)

Investments in Securities, at Value
Asset-Backed Securities	$4,269	$0	$(263)	$0	$0	$(15)	$0	$0	$3,991	$(17)
Preferred Securities
Utilities	13,652	0	0	0	0	(348)	0	0	13,304	(348)

$17,921	$0	$(263)	$0	$0	$(363)	$0	$0	$17,295	$(365)
Financial Derivative Instruments - Liabilities
Over the counter	$(2)	$0	$0	$0	$0	$2	$0	$0	$0	$0

Totals	$17,919	$0	$(263)	$0	$0	$(361)	$0	$0	$17,295	$(365)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average%

Investments in Securities, at Value
Asset-Backed Securities	$3,991	Proxy Pricing	Base Price	99.178	—
Preferred Securities
Utilities	13,304	Discounted Cash Flow	Discount Rate	4.871	—

Total	$17,295

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Strategic Bond Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.6%
Brookfield Retail Holdings 4.125% due 08/27/2025		$156	$150
Caesars Resort Collection LLC 5.166% (LIBOR01M + 3.500%) due 07/21/2025 ~		395	382
Cornerstone Building Brands, Inc. 4.574% - 4.971% (LIBOR01M + 3.250%) due 04/12/2028 ~		193	161
IRB Holding Corp. 4.238% due 12/15/2027		198	188
Kronos Acquisition Holdings, Inc. 5.416% (LIBOR01M + 3.750%) due 12/22/2026 ~		197	180
MPH Acquisition Holdings LLC 5.825% (LIBOR03M + 4.250%) due 09/01/2028 ~		199	183
Organon & Co. 4.625% (LIBOR03M + 3.000%) due 06/02/2028 ~		186	180
U.S. Foods, Inc. 4.325% (LIBOR03M + 2.750%) due 11/22/2028 ~		299	285
Uber Technologies, Inc. 5.075% (LIBOR03M + 3.500%) due 04/04/2025 ~		199	191
Zayo Group Holdings, Inc. 4.666% (LIBOR01M + 3.000%) due 03/09/2027 ~		269	241

Total Loan Participations and Assignments (Cost $2,280)			2,141

CORPORATE BONDS & NOTES 22.7%
BANKING & FINANCE 15.5%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		200	174
American Assets Trust LP 3.375% due 02/01/2031		200	171
American Tower Corp. 2.300% due 09/15/2031		200	159
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		6	5
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(d)(e)	EUR	400	404
Banco BTG Pactual SA 4.500% due 01/10/2025		$400	386
Bank of America Corp. 3.864% due 07/23/2024 •		300	299
Barclays PLC
3.375% due 04/02/2025 •	EUR	100	106
4.972% due 05/16/2029 •		$700	689
7.250% due 03/15/2023 •(d)(e)	GBP	200	240
BNP Paribas SA
1.904% due 09/30/2028 •		$300	257
2.871% due 04/19/2032 •		200	165
7.000% due 08/16/2028 •(d)		300	285
Brixmor Operating Partnership LP 2.250% due 04/01/2028		200	172
Brookfield Finance, Inc. 4.000% due 04/01/2024		50	50
Citigroup, Inc.
3.057% due 01/25/2033 •(f)		300	255
3.785% due 03/17/2033 •(f)		300	271
4.140% due 05/24/2025 •		300	299
Corebridge Financial, Inc. 3.900% due 04/05/2032		200	180
Credit Suisse AG
3.700% due 02/21/2025		250	244
6.500% due 08/08/2023 (e)		200	200
Credit Suisse Group AG
4.550% due 04/17/2026		500	490
5.250% due 02/11/2027 •(d)(e)		300	232
6.375% due 08/21/2026 •(d)(e)		200	166
Crown Castle International Corp. 3.100% due 11/15/2029		200	177
Deutsche Bank AG
0.898% due 05/28/2024 (f)		200	187
1.625% due 01/20/2027	EUR	200	188
1.750% due 11/19/2030 •		200	173
3.729% due 01/14/2032 •(f)		$200	151

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.961% due 11/26/2025 •		400	387
Equinix, Inc. 3.900% due 04/15/2032		200	181
Ford Motor Credit Co. LLC
0.346% due 12/01/2024 •	EUR	100	98
1.744% due 07/19/2024		100	97
2.748% due 06/14/2024	GBP	100	113
3.375% due 11/13/2025		$300	271
4.535% due 03/06/2025	GBP	100	114
Goldman Sachs Group, Inc.
0.523% due 03/08/2023		$200	196
0.673% due 03/08/2024 •		200	195
2.184% (US0003M + 1.000%) due 07/24/2023 ~		200	200
3.000% due 03/15/2024		100	99
3.198% (US0003M + 1.600%) due 11/29/2023 ~		300	301
3.615% due 03/15/2028 •		300	284
HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	200	219
2.871% due 11/22/2032 •		$300	246
4.292% due 09/12/2026 •		300	294
4.583% due 06/19/2029 •		100	96
6.000% due 09/29/2023 •(d)(e)	EUR	200	208
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		$200	151
4.750% due 04/27/2027		200	181
ING Groep NV
2.727% due 04/01/2032 •		400	333
4.017% due 03/28/2028 •		200	191
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(d)(e)	EUR	200	199
JPMorgan Chase & Co.
2.414% (US0003M + 1.230%) due 10/24/2023 ~		$300	300
2.947% due 02/24/2028 •		200	185
2.963% due 01/25/2033 •		200	172
Kennedy-Wilson, Inc. 4.750% due 02/01/2030		200	157
Lazard Group LLC 4.500% due 09/19/2028		800	768
LeasePlan Corp. NV 2.875% due 10/24/2024		200	192
Lloyds Banking Group PLC 3.750% due 03/18/2028 •		200	190
Mizuho Financial Group, Inc. 3.261% due 05/22/2030 •		200	179
Morgan Stanley
2.630% due 02/18/2026 •		200	191
2.943% due 01/21/2033 •		300	257
MPT Operating Partnership LP 3.375% due 04/24/2030	GBP	100	98
National Health Investors, Inc. 3.000% due 02/01/2031		$200	154
Nationwide Building Society
4.302% due 03/08/2029 •		300	287
4.363% due 08/01/2024 •		300	300
Natwest Group PLC
0.000% due 09/12/2023		500	499
4.519% due 06/25/2024 •		200	200
4.800% due 04/05/2026		500	499
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		200	173
OneMain Finance Corp. 6.125% due 03/15/2024		250	239
Public Storage 0.500% due 09/09/2030	EUR	200	165
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		$950	883
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023		700	694
Societe Generale SA
1.488% due 12/14/2026 •		300	265
4.677% due 06/15/2027		300	298
6.750% due 04/06/2028 •(d)		300	266
Standard Chartered PLC 2.819% due 01/30/2026 •		300	284
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		200	162
UniCredit SpA 7.830% due 12/04/2023		600	622
Wells Fargo & Co.
2.469% (US0003M + 1.230%) due 10/31/2023 ~		200	200
3.000% due 04/22/2026		300	286

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

3.526% due 03/24/2028 •		400	379

			20,973

INDUSTRIALS 6.0%
Air Canada 4.625% due 08/15/2029	CAD	200	132
American Airlines Pass-Through Trust
3.250% due 04/15/2030		$75	63
3.375% due 11/01/2028		195	175
American Airlines, Inc.
5.500% due 04/20/2026		200	184
5.750% due 04/20/2029		100	86
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	300	285
Bio-Rad Laboratories, Inc. 3.300% due 03/15/2027		$200	189
BK LC Lux Finco1 SARL 5.250% due 04/30/2029	EUR	100	83
Boeing Co. 1.950% due 02/01/2024		$200	194
Broadcom, Inc.
3.137% due 11/15/2035		3	2
4.926% due 05/15/2037		12	11
Caesars Entertainment, Inc. 6.250% due 07/01/2025		300	290
Charter Communications Operating LLC 3.500% due 06/01/2041		200	140
Constellation Brands, Inc. 4.750% due 05/09/2032		300	299
Coty, Inc.
3.875% due 04/15/2026	EUR	100	93
4.750% due 01/15/2029		$200	172
5.000% due 04/15/2026		300	275
DAE Funding LLC 3.375% due 03/20/2028		200	176
DR Horton, Inc.
4.375% due 09/15/2022		100	100
4.750% due 02/15/2023		200	201
Expedia Group, Inc. 6.250% due 05/01/2025		44	45
FactSet Research Systems, Inc. 3.450% due 03/01/2032		200	176
Frontier Communications Holdings LLC 8.750% due 05/15/2030		200	203
Grifols Escrow Issuer SA 3.875% due 10/15/2028	EUR	200	174
GSK Consumer Healthcare Capital U.S. LLC 3.375% due 03/24/2027		$250	239
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		100	80
3.750% due 05/01/2029		400	340
Hyatt Hotels Corp. 2.563% (SOFRINDX + 1.050%) due 10/01/2023 ~		100	100
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	100	88
Magallanes, Inc. 4.279% due 03/15/2032		$200	179
Marriott International, Inc. 2.850% due 04/15/2031		200	166
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		200	121
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	148	184
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		$100	89
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		500	474
4.810% due 09/17/2030		200	178
Petroleos Mexicanos 6.700% due 02/16/2032		199	152
Prosus NV 2.085% due 01/19/2030	EUR	200	161
Sands China Ltd. 3.100% due 03/08/2029		$200	142
Studio City Finance Ltd. 5.000% due 01/15/2029		100	52
T-Mobile USA, Inc. 3.875% due 04/15/2030		200	187
TEGNA, Inc. 4.625% due 03/15/2028		200	188
Toyota Tsusho Corp. 3.625% due 09/13/2023		300	300
United Airlines Pass-Through Trust 5.875% due 04/15/2029		169	167

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

United Airlines, Inc.
4.375% due 04/15/2026		100	88
4.625% due 04/15/2029		300	256
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	100	98
Wynn Macau Ltd. 5.500% due 01/15/2026		$400	278
Wynn Resorts Finance LLC 7.750% due 04/15/2025		100	97

			8,152

UTILITIES 1.2%
Boston Gas Co. 3.757% due 03/16/2032		100	93
Georgia Power Co. 4.700% due 05/15/2032		300	301
Pacific Gas & Electric Co.
1.367% due 03/10/2023		400	394
3.250% due 06/01/2031		200	162
4.400% due 03/01/2032		200	174
Rio Oil Finance Trust 8.200% due 04/06/2028		224	233
Southern California Gas Co. 2.950% due 04/15/2027		200	189
Verizon Communications, Inc. 3.875% due 03/01/2052		100	84

			1,630

Total Corporate Bonds & Notes (Cost $34,065)			30,755

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.587% due 06/01/2029		200	178

Total Municipal Bonds & Notes (Cost $200)			178

U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
1.744% due 03/25/2034 •		4	4
2.524% due 04/25/2032 •		7	7
Uniform Mortgage-Backed Security 4.000% due 04/01/2048		551	553
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2052		1,100	988
3.000% due 08/01/2052		2,400	2,233
3.500% due 08/01/2052		700	673

Total U.S. Government Agencies (Cost $4,444)			4,458

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes
0.125% due 06/30/2023		900	875
1.250% due 07/31/2023		587	577

Total U.S. Treasury Obligations (Cost $1,485)			1,452

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		108	89
AREIT Trust 3.242% due 06/17/2039 •		500	496
Banc of America Funding Trust 2.501% due 06/20/2032 ~		16	16
Bear Stearns Adjustable Rate Mortgage Trust 2.817% due 02/25/2034 ~		20	19
Bear Stearns ALT-A Trust 3.297% due 05/25/2036 ^~		624	385
Countrywide Alternative Loan Trust 6.000% due 01/25/2036		325	255
Countrywide Home Loan Mortgage Pass-Through Trust 3.571% due 08/25/2034 ^~		1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.593% due 07/25/2033 ~		4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		223	166
EMF-NL Prime BV 0.352% due 04/17/2041 •	EUR	31	30
GSR Mortgage Loan Trust
3.037% due 06/25/2034 ~		$12	11
5.750% due 01/25/2037 ^		10	7

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

HarborView Mortgage Loan Trust 3.913% due 06/19/2036 ^~		120	62
MASTR Adjustable Rate Mortgages Trust 2.310% due 05/25/2034 ~		44	42
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.184% due 08/15/2032 •		61	56
PFP Ltd. 2.509% due 08/09/2037 •		500	476
Residential Accredit Loans, Inc. Trust 5.837% due 09/25/2037 ~		381	299
Residential Asset Securitization Trust 6.000% due 07/25/2037 ^		193	88
Stratton Mortgage Funding PLC 1.361% (SONIO/N + 0.900%) due 07/20/2060 ~	GBP	201	243
Structured Asset Mortgage Investments Trust 2.095% due 07/19/2035 •		$18	17
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	736	893
VMC Finance LLC 2.712% due 06/16/2036 •		$122	120
WaMu Mortgage Pass-Through Certificates Trust
1.876% (12MTA + 1.400%) due 08/25/2042 ~		11	10
2.758% due 03/25/2037 ^~		364	311

Total Non-Agency Mortgage-Backed Securities (Cost $4,559)			4,096

ASSET-BACKED SECURITIES 17.8%
American Money Management Corp. CLO Ltd.
1.914% due 04/17/2029 •		352	348
2.352% (US0003M + 0.950%) due 11/10/2030 ~		500	492
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.329% due 11/25/2035 •		295	290
2.644% (US0001M + 1.020%) due 09/25/2034 ~		230	228
Apex Credit CLO Ltd. 3.086% due 09/20/2029 •		474	467
Apidos CLO 1.974% due 07/17/2030 •		500	493
Ares CLO Ltd. 1.914% (US0003M + 0.870%) due 01/15/2029 ~		269	265
Aurium CLO DAC 0.730% due 01/16/2031 •	EUR	300	309
Bayview Financial Acquisition Trust 6.596% due 12/28/2036 þ		$157	160
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		55	55
Bear Stearns Asset-Backed Securities Trust
1.854% due 02/25/2037 •		600	570
2.254% due 02/25/2036 •		315	314
Blackrock European CLO DAC 0.620% (EUR003M + 0.620%) due 10/15/2031 ~	EUR	500	507
Cairn CLO DAC 0.600% due 04/30/2031 •		500	517
CIT Mortgage Loan Trust 3.124% due 10/25/2037 •		$400	374
Countrywide Asset-Backed Certificates Trust 1.824% (US0001M + 0.200%) due 06/25/2047 ^~		405	364
Countrywide Asset-Backed Certificates Trust, Inc. 2.364% (US0001M + 0.740%) due 08/25/2047 ~		135	129
Crestline Denali CLO Ltd. 2.093% (US0003M + 1.030%) due 04/20/2030 ~		750	739
CSAB Mortgage-Backed Trust 1.764% (US0001M + 0.140%) due 11/25/2036 ~		906	192
Elevation CLO Ltd. 2.134% (US0003M + 0.950%) due 10/25/2030 ~		300	294
Fremont Home Loan Trust 1.764% due 01/25/2037 •		547	318
FS Rialto Issuer LLC 2.692% (SOFR30A + 1.900%) due 01/19/2039 ~		500	491
Halseypoint Clo Ltd. 2.163% due 07/20/2031 •		900	890
Harvest CLO DAC 0.850% due 01/15/2032 •	EUR	500	510
HSI Asset Securitization Corp. Trust 2.404% due 01/25/2036 •		$400	351
IXIS Real Estate Capital Trust 2.084% due 01/25/2037 •		110	45
Jubilee CLO DAC
0.610% (EUR003M + 0.610%) due 04/15/2030 ~	EUR	500	518
0.650% (EUR003M + 0.650%) due 04/15/2031 ~		500	514
KKR CLO Ltd. 2.179% due 10/15/2030 •		$375	370
LCM LP
1.914% due 07/19/2027 •		600	590
2.103% (US0003M + 1.040%) due 10/20/2027 ~		158	157
LoanCore Issuer Ltd. 2.454% due 05/15/2036 •		77	77

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Magnetite Ltd. 2.291% due 11/15/2028 •		592	583
Marathon CLO Ltd. 2.194% due 04/15/2029 •		189	186
Marble Point CLO Ltd. 2.084% due 10/15/2030 •		500	493
Morgan Stanley ABS Capital, Inc. Trust
1.924% due 09/25/2036 •		676	274
2.164% due 12/25/2034 •		231	210
Mountain View CLO LLC 2.084% (US0003M + 1.040%) due 01/16/2031 ~		500	490
OSD CLO Ltd. 1.914% due 04/17/2031 •		700	685
OZLM Ltd. 2.336% (US0003M + 1.050%) due 04/30/2027 ~		31	31
Palmer Square Loan Funding Ltd. 2.278% due 02/20/2028 •		139	139
Rad CLO Ltd. 2.304% (US0003M + 1.120%) due 07/24/2032 ~		700	681
Residential Asset Securities Corp. Trust
2.144% due 07/25/2036 ^•		1,242	1,122
2.224% due 02/25/2036 •		766	757
Saxon Asset Securities Trust 1.934% due 09/25/2037 •		295	284
SG Mortgage Securities Trust 1.834% (US0001M + 0.210%) due 10/25/2036 ~		700	539
Sierra Madre Funding Ltd. 1.520% (US0001M + 0.400%) due 09/07/2039 ~		829	636
Sound Point CLO Ltd.
2.113% due 10/20/2028 •		508	502
2.164% due 07/25/2030 •		500	492
2.174% due 01/23/2029 •		504	498
Soundview Home Loan Trust 1.824% due 06/25/2037 •		552	408
Stratus CLO Ltd. 1.963% due 12/28/2029 •		287	282
TCI-Symphony CLO Ltd. 2.041% due 10/13/2032 •		500	488
TCW CLO Ltd. 2.154% (US0003M + 0.970%) due 04/25/2031 ~		300	294
TPG Real Estate Finance Issuer Ltd. 2.424% due 02/15/2039 •		500	487
Venture CLO Ltd.
2.083% due 04/20/2029 •		289	285
2.113% due 07/20/2030 •		700	692
2.446% due 07/30/2032 •		300	292
WaMu Asset-Backed Certificates WaMu Trust 1.849% due 05/25/2037 •		352	329

Total Asset-Backed Securities (Cost $24,447)			24,097

SOVEREIGN ISSUES 1.7%
Israel Government International Bond 3.800% due 05/13/2060		200	167
Peru Government International Bond
5.940% due 02/12/2029	PEN	2,200	525
6.350% due 08/12/2028		1,800	443
8.200% due 08/12/2026		500	137
Provincia de Buenos Aires 49.102% due 04/12/2025	ARS	380	1
Romania Government International Bond 1.750% due 07/13/2030	EUR	200	150
South Africa Government International Bond 4.850% due 09/30/2029		$400	343
Turkey Government International Bond 6.350% due 08/10/2024		600	556

Total Sovereign Issues (Cost $2,891)			2,322

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
AGFC Capital Trust 2.794% (US0003M + 1.750%) due 01/15/2067 ~		100,000	55
Citigroup, Inc. 4.000% due 12/10/2025 •(d)		200,000	173
Nationwide Building Society 10.250% due 12/31/2049 ~		250	45

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Total Preferred Securities (Cost $307)			273

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 48.0%
REPURCHASE AGREEMENTS (g) 25.2%			34,197

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (b)(c)	ARS	3,900	13

JAPAN TREASURY BILLS 10.3%
(0.110)% due 07/11/2022 - 09/12/2022 (a)(b)	JPY	1,887,000	13,909

U.S. TREASURY BILLS 12.5%
0.795% due 07/19/2022 - 07/28/2022 (a)(b)(j)		$16,900	16,889

Total Short-Term Instruments (Cost $66,128)			65,008

Total Investments in Securities (Cost $140,806)			134,780

		SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III		271,425	2,634

Total Short-Term Instruments (Cost $2,673)			2,634

Total Investments in Affiliates (Cost $2,673)			2,634

Total Investments 101.4% (Cost $143,479)			$137,414
Financial Derivative Instruments (h)(i) 0.2% (Cost or Premiums, net $(1,398))			331
Other Assets and Liabilities, net (1.6)%			(2,240)

Net Assets 100.0%			$135,505

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.057%	01/25/2033	01/18/2022	$300	$255	0.19%
Citigroup, Inc.	3.785	03/17/2033	03/10/2022	300	271	0.20
Deutsche Bank AG	0.898	05/28/2024	05/25/2021	200	187	0.14
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	201	151	0.11

$1,001	$864	0.64%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$597	U.S. Treasury Notes 3.000% due 06/30/2024	$(609)	$597	$597
JPS	1.400	06/30/2022	07/01/2022	33,600	U.S. Treasury Bonds 2.000% due 08/15/2051	(34,442)	33,600	33,601

Total Repurchase Agreements	$(35,051)	$34,197	$34,198

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2052	$5,400	$(4,683)	$(4,683)

U.S. Treasury Obligations (1.1)%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/2031	1,513	(1,484)	(1,440)

Total Short Sales (4.5)%	$(6,167)	$(6,123)

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2022	2	$260	$0	$4	$0
Euro-BTP Italy Government Bond September Futures	09/2022	31	4,000	(93)	95	0
Euro-Bund 10-Year Bond September Futures	09/2022	7	1,091	(10)	26	0
U.S. Treasury 5-Year Note September Futures	09/2022	186	20,879	(67)	131	0

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

U.S. Treasury 10-Year Note September Futures	09/2022	187	22,165	(125)	190	0

$(295)	$446	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra September Futures	09/2022	14	$(1,783)	$13	$0	$(18)
U.S. Treasury 30-Year Bond September Futures	09/2022	14	(1,941)	14	0	(24)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	29	(4,476)	96	0	(68)

$123	$0	$(110)

Total Futures Contracts	$(172)	$446	$(110)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	1.674%	$300	$59	$(26)	$33	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.983	100	0	0	0	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.142	100	2	(3)	(1)	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	1.222	100	0	0	0	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	300	(1)	(16)	(17)	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.782	EUR	300	1	1	2	0	(1)
Stellantis NV	5.000	Quarterly	12/20/2026	2.172	400	92	(42)	50	0	(3)
Valeo SA	1.000	Quarterly	06/20/2028	3.563	200	(8)	(19)	(27)	0	(2)

$145	$(105)	$40	$0	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$990	$(94)	$102	$8	$2	$0
CDX.IG-35 5-Year Index	(1.000)	Quarterly	12/20/2025	700	(17)	12	(5)	0	0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024	EUR	700	(18)	16	(2)	1	0

$(129)	$130	$1	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$600	$(21)	$(57)	$(78)	$0	$(1)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	693	38	(57)	(19)	0	(1)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly	06/20/2027	EUR	500	11	(27)	(16)	0	(4)

$28	$(141)	$(113)	$0	$(6)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	02/07/2023	GBP	2,800	$(3)	$(34)	$(37)	$1	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/21/2027	2,800	266	59	325	0	(32)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	2,900	(303)	(207)	(510)	53	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	1,700	360	295	655	0	(51)
Pay	1-Day USD-SOFR Compounded-OIS	1.853	Annual	05/18/2032	$1,200	(10)	(86)	(96)	10	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	2,900	605	(84)	521	0	(26)
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027	BRL	1,300	0	(16)	(16)	1	0

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		15,100	0	(111)	(111)	9	0
Pay	1-Year BRL-CDI	11.086	Maturity	01/04/2027		3,000	0	(22)	(22)	2	0
Pay	1-Year BRL-CDI	11.098	Maturity	01/04/2027		6,300	0	(46)	(46)	4	0
Pay	1-Year BRL-CDI	11.115	Maturity	01/04/2027		5,800	(35)	(7)	(42)	4	0
Pay	1-Year BRL-CDI	11.814	Maturity	01/04/2027		5,300	0	(19)	(19)	3	0
Pay	1-Year BRL-CDI	11.868	Maturity	01/04/2027		4,700	0	(15)	(15)	3	0
Pay(6)	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	16,100	0	(199)	(199)	11	0
Pay(6)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		2,100	0	(27)	(27)	1	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		300	0	(14)	(14)	0	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		300	0	(13)	(13)	0	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		200	0	(9)	(9)	0	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		100	0	(4)	(4)	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		2,100	1	(95)	(94)	2	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		3,200	(55)	(175)	(230)	6	0
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	8,078,300	(18)	(444)	(462)	14	0
Pay	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2026		1,304,000	2	(66)	(64)	2	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		4,136,200	44	379	423	0	(17)
Receive	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2031		713,400	3	58	61	0	(3)
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	6,100	2	(48)	(46)	3	0
Pay(6)	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		8,500	0	(67)	(67)	3	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		$400	(4)	1	(3)	1	0
Pay	3-Month USD-LIBOR	0.622	Semi-Annual	03/20/2025		3,300	0	(214)	(214)	11	0
Pay	3-Month USD-LIBOR	0.640	Semi-Annual	02/18/2026		4,100	(6)	(334)	(340)	18	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		4,700	(120)	(334)	(454)	22	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		2,430	24	404	428	0	(17)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	200	(1)	(9)	(10)	3	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		400	(2)	(19)	(21)	5	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		400	(3)	(18)	(21)	5	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		400	(1)	(13)	(14)	5	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		200	(1)	(6)	(7)	3	0
Pay	28-Day MXN-TIIE	5.660	Lunar	03/24/2023	MXN	17,930	0	(24)	(24)	0	0
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	900	0	(102)	(102)	7	0

							$745	$(1,685)	$(940)	$212	$(146)

Total Swap Agreements							$789	$(1,801)	$(1,012)	$215	$(158)

Cash of $2,155 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2022		EUR	453		$479		$4		$0
		07/2022		GBP	2,054		2,597		97		0

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

07/2022	$29	PEN	109	0	0
08/2022	232	895	1	0
09/2022	PEN	702	$167	0	(15)
11/2022	$46	ZAR	735	0	(2)
02/2023	PEN	895	$228	0	(1)
BPS	07/2022	BRL	600	105	0	(10)
07/2022	CAD	70	56	1	0
07/2022	EUR	403	425	3	0
07/2022	MXN	1,885	90	0	(4)
07/2022	$114	BRL	600	0	0
07/2022	337	CAD	436	2	0
07/2022	8,605	EUR	8,176	0	(37)
07/2022	471	GBP	382	0	(6)
07/2022	1,371	JPY	177,200	0	(65)
07/2022	94	MXN	1,885	0	0
08/2022	EUR	7,650	$8,061	29	0
08/2022	GBP	1,672	2,032	0	(5)
08/2022	$27	INR	2,071	0	(1)
08/2022	193	ZAR	3,091	0	(4)
09/2022	JPY	166,000	$1,243	13	0
09/2022	MXN	1,885	92	0	0
10/2022	PEN	561	138	0	(8)
11/2022	$102	ZAR	1,643	0	(3)
BRC	07/2022	JPY	527,000	$4,326	441	0
09/2022	194,000	1,452	15	0
BSH	07/2022	BRL	6,000	1,079	0	(68)
07/2022	$1,123	BRL	6,000	24	0
10/2022	BRL	5,100	$890	0	(60)
10/2022	$359	BRL	1,800	0	(24)
CBK	07/2022	BRL	6,790	$1,296	0	(1)
07/2022	EUR	134	144	3	0
07/2022	PEN	70	18	0	0
07/2022	$1,398	BRL	6,790	0	(100)
07/2022	234	PEN	880	0	(5)
08/2022	NZD	47	$29	0	0
08/2022	PEN	895	227	0	(6)
10/2022	441	112	0	(2)
12/2022	3,883	926	0	(74)
03/2023	432	112	1	0
DUB	02/2023	$29	ZAR	480	0	0
GLM	07/2022	BRL	1,340	$256	0	0
07/2022	$259	BRL	1,340	0	(3)
08/2022	114	PEN	435	0	(1)
10/2022	BRL	700	$122	0	(8)
10/2022	$862	BRL	4,500	0	(24)
11/2022	48	ZAR	778	0	(1)
05/2023	50	844	0	0
HUS	07/2022	AUD	588	$405	0	(1)
07/2022	CAD	308	244	5	0
07/2022	JPY	1,000,000	8,110	733	0
07/2022	$425	AUD	588	0	(19)
07/2022	846	EUR	810	4	(1)
08/2022	405	AUD	588	1	0
08/2022	347	CLP	290,498	0	(32)
05/2023	9	CNH	62	0	0
JPM	07/2022	BRL	700	$127	0	(6)
07/2022	$134	BRL	700	0	0
08/2022	30	CNH	199	0	0
08/2022	98	COP	377,050	0	(8)
10/2022	BRL	500	$86	0	(7)
MYI	07/2022	6,790	1,317	20	0
07/2022	$1,296	BRL	6,790	1	0
08/2022	1,307	6,790	0	(20)
08/2022	44	INR	3,479	0	(1)
RBC	07/2022	CAD	177	$139	2	0
09/2022	MXN	512	25	0	0
SCX	07/2022	CAD	82	64	0	0
11/2022	COP	48,194	11	0	0
SOG	07/2022	EUR	8,079	8,683	217	0
UAG	08/2022	CLP	287,890	329	19	0
08/2022	NZD	122	78	2	0
09/2022	MXN	1,492	75	2	0
11/2022	$167	ZAR	2,651	0	(6)

Total Forward Foreign Currency Contracts	$1,640	$(639)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.880%	08/04/2022	1,100	$15	$12

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280	06/29/2023	700	37	103
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060	10/25/2023	300	17	55
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.073	07/07/2022	200	2	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.121	07/07/2022	200	2	0
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.134	09/15/2023	500	26	86
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.128	07/07/2022	200	2	0
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.898	08/04/2022	600	8	6
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.102	09/15/2023	500	27	88

							$136	$350

Total Purchased Options							$136	$350

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200%	07/20/2022	900	$(1)	$(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	400	(2)	(1)
BRC	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	1,200	(5)	(3)
DUB	Put - OTC CDX.IG-38 5-Year Index		Sell	1.400	08/17/2022	1,200	(2)	(1)
GST	Put - OTC CDX.IG-38 5-Year Index		Sell	1.300	08/17/2022	300	(1)	0
JPM	Put - OTC CDX.HY-38 5-Year Index		Sell	95.000	08/17/2022	300	(4)	(4)
MYC	Put - OTC CDX.IG-38 5-Year Index		Sell	1.350	08/17/2022	500	(1)	(1)

							$(16)	$(11)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	700	$(2)	$(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	700	(2)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	06/29/2023	3,400	(37)	(161)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	1,500	(17)	(78)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	03/31/2023	600	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	03/31/2023	600	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	400	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	400	(1)	(1)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(2)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	200	(1)	0
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	200	(1)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.857	07/13/2022	2,000	(23)	(165)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	09/15/2023	2,500	(26)	(131)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	18,500	(37)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	18,500	(37)	(424)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	200	(1)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	200	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	200	(2)	(1)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	200	(1)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	200	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	200	(1)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	200	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	200	(1)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	200	(1)	(1)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.500	02/07/2023	23,500	(81)	(304)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	400	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	400	(1)	(1)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	09/15/2023	2,500	(27)	(132)
NGF	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	03/31/2023	6,400	(11)	(4)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	03/31/2023	6,400	(14)	(23)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	1,400	(2)	(1)
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	1,400	(3)	(6)

$(349)	$(1,467)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	$99.281	07/07/2022	400	$(2)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.305	07/07/2022	400	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.344	07/07/2022	400	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.563	07/07/2022	400	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.844	08/04/2022	3,000	(16)	(16)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	101.844	08/04/2022	3,000	(11)	(3)

$(34)	$(19)

Total Written Options	$(399)	$(1,497)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2023	1.242%	$200	$0	$(1)	$0	$(1)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.870	300	(5)	(1)	0	(6)
Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.952	100	0	(2)	0	(2)
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.983	200	(1)	1	0	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.870	100	(1)	(1)	0	(2)
Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	100	(1)	1	0	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.186	700	(31)	15	0	(16)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.608	200	(6)	4	0	(2)
MYC	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751	100	0	(3)	0	(3)

$(45)	$13	$0	$(32)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.7-1 Index	(0.090)%	Monthly	08/25/2037	$56	$31	$(28)	$3	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	166	94	(85)	9	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	277	156	(140)	16	0

$281	$(253)	$28	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$8,280	$(2,087)	$2,116	$29	$0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	19	0	(2)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(12)	10	0	(2)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	13	0	(1)

$(2,134)	$2,158	$29	$(5)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	6-Month THB-THBFIX	1.000%	Semi-Annual	12/15/2026	THB	36,200	$6	$66	$72	$0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	18,900	(9)	(55)	0	(64)
DBL	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	17,000	(1)	35	34	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	9,000	(1)	(30)	0	(31)
GLM	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	48,500	1	96	97	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	25,800	(6)	(82)	0	(88)
NGF	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	161,500	19	305	324	0
Pay	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2031	82,400	(35)	(245)	0	(280)

$(26)	$90	$527	$(463)

Total Swap Agreements	$(1,924)	$2,008	$584	$(500)

(j)

Securities with an aggregate market value of $1,194 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,141	$0	$2,141
Corporate Bonds & Notes
Banking & Finance	0	20,973	0	20,973
Industrials	0	8,152	0	8,152
Utilities	0	1,630	0	1,630
Municipal Bonds & Notes
California	0	178	0	178
U.S. Government Agencies	0	4,458	0	4,458
U.S. Treasury Obligations	0	1,452	0	1,452
Non-Agency Mortgage-Backed Securities	0	4,096	0	4,096
Asset-Backed Securities	0	24,097	0	24,097
Sovereign Issues	0	2,322	0	2,322
Preferred Securities
Banking & Finance	0	273	0	273
Short-Term Instruments
Repurchase Agreements	0	34,197	0	34,197
Argentina Treasury Bills	0	13	0	13
Japan Treasury Bills	0	13,909	0	13,909
U.S. Treasury Bills	0	16,889	0	16,889

	$0	$134,780	$0	$134,780
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,634	$0	$0	$2,634

Total Investments	$2,634	$134,780	$0	$137,414

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(4,683)	0	(4,683)
U.S. Treasury Obligations	0	(1,440)	0	(1,440)

	$0	$(6,123)	$0	$(6,123)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	125	536	0	661
Over the counter	0	2,574	0	2,574

	$125	$3,110	$0	$3,235
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(268)	0	(268)
Over the counter	0	(2,636)	0	(2,636)

	$0	$(2,904)	$0	$(2,904)

Total Financial Derivative Instruments	$125	$206	$0	$331

Totals	$2,759	$128,863	$0	$131,622

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Total Return ESG Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.0% ¤
CORPORATE BONDS & NOTES 56.5%
BANKING & FINANCE 33.8%
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		$13,400	$10,599
2.950% due 03/15/2034		12,400	10,336
American Tower Corp. 5.000% due 02/15/2024		3,000	3,037
Asian Development Bank
1.500% due 05/04/2028	CAD	14,000	9,706
1.875% due 08/10/2022		$5,200	5,200
4.700% due 03/12/2024	MXN	215,000	9,762
6.000% due 02/05/2026	BRL	54,800	8,992
6.550% due 01/26/2025	ZAR	192,000	11,461
AvalonBay Communities, Inc. 1.900% due 12/01/2028		$6,800	5,920
Banco General SA 4.875% due 01/11/2029 (h)		12,500	11,480
Bank of America Corp.
0.981% due 09/25/2025 •		12,700	11,763
1.486% due 05/19/2024 •		7,700	7,527
1.530% due 12/06/2025 •		17,000	15,836
2.456% due 10/22/2025 •		4,300	4,100
Bank of Nova Scotia
0.650% due 07/31/2024		4,300	4,034
2.375% due 01/18/2023		2,900	2,891
Banque Ouest Africaine de Developpement 2.750% due 01/22/2033	EUR	10,000	8,415
Barclays Bank PLC 7.625% due 11/21/2022 (e)		$805	813
Barclays PLC 7.875% due 09/15/2022 •(d)(e)	GBP	2,200	2,673
BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		$1,300	1,154
3.099% due 01/01/2030		3,400	3,091
BNP Paribas SA 1.675% due 06/30/2027 •		10,000	8,826
Boston Properties LP
2.550% due 04/01/2032		6,300	5,021
3.400% due 06/21/2029		9,400	8,434
4.500% due 12/01/2028		500	487
Brookfield Finance, Inc. 2.724% due 04/15/2031		17,900	15,147
Canadian Imperial Bank of Commerce 0.950% due 10/23/2025		8,700	7,857
Citigroup, Inc.
0.776% due 10/30/2024 •		5,800	5,533
1.281% due 11/03/2025 •		4,100	3,810
1.669% (SOFRRATE + 0.694%) due 01/25/2026 ~(f)		6,500	6,282
2.014% due 01/25/2026 •(f)		6,500	6,097
Community Preservation Corp. 2.867% due 02/01/2030		15,000	13,370
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		10,800	9,635
1.106% due 02/24/2027 •		8,200	7,243
Corp. Inmobiliaria Vesta SAB de CV 3.625% due 05/13/2031		10,000	7,958
CPI Property Group SA
1.625% due 04/23/2027	EUR	3,900	3,270
2.750% due 05/12/2026		3,600	3,362
2.750% due 01/22/2028	GBP	10,000	9,413
Credit Agricole SA
2.204% (US0003M + 1.020%) due 04/24/2023 ~		$4,600	4,600
3.750% due 04/24/2023		8,700	8,696
CTP NV 0.625% due 09/27/2026	EUR	6,500	5,443
Digital Dutch Finco BV
1.000% due 01/15/2032		4,700	3,516
1.500% due 03/15/2030		4,300	3,660
Duke Realty LP
1.750% due 02/01/2031		$10,300	8,385
2.250% due 01/15/2032		10,000	8,340
Equinix, Inc.
1.000% due 03/15/2033	EUR	5,200	4,030

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2022 (Unaudited)

1.550% due 03/15/2028		$18,100	15,242
2.500% due 05/15/2031		1,500	1,217
Equitable Financial Life Global Funding 1.300% due 07/12/2026		8,300	7,362
ERP Operating LP 4.150% due 12/01/2028		1,900	1,868
European Bank for Reconstruction & Development 1.625% due 09/27/2024		13,300	12,894
European Investment Bank
1.625% due 10/09/2029		5,650	5,117
2.375% due 05/24/2027		10,000	9,664
2.875% due 06/13/2025		10,500	10,442
3.300% due 02/03/2028	AUD	3,400	2,238
European Union 0.400% due 02/04/2037	EUR	10,500	8,434
Federal Realty OP LP 1.250% due 02/15/2026		$4,400	3,942
Globalworth Real Estate Investments Ltd. 2.950% due 07/29/2026	EUR	4,700	3,964
Goodman U.S. Finance Four LLC 4.625% due 05/04/2032		$6,200	6,090
HAT Holdings LLC
3.375% due 06/15/2026		8,110	6,996
3.750% due 09/15/2030		8,475	6,775
Healthpeak Properties, Inc. 2.125% due 12/01/2028		17,500	15,129
Host Hotels & Resorts LP
2.900% due 12/15/2031		6,800	5,407
3.375% due 12/15/2029		18,500	15,678
3.500% due 09/15/2030		3,100	2,651
HSBC Holdings PLC 3.033% due 11/22/2023 •		1,000	996
ING Groep NV
1.400% due 07/01/2026 •		6,300	5,729
4.625% due 01/06/2026		5,300	5,297
International Bank for Reconstruction & Development
2.250% due 01/17/2023	CAD	12,600	9,763
5.310% due 02/05/2026	ZAR	126,000	7,032
International Finance Corp. 8.000% due 10/09/2023	IDR	150,000,000	10,391
JPMorgan Chase & Co.
0.563% due 02/16/2025 •		$13,800	13,005
0.653% due 09/16/2024 •		12,600	12,081
0.768% due 08/09/2025 •		8,300	7,706
KBC Group NV 0.375% due 06/16/2027 •	EUR	4,700	4,454
Kilroy Realty LP
2.500% due 11/15/2032		$6,000	4,690
2.650% due 11/15/2033		12,000	9,303
4.750% due 12/15/2028		6,600	6,472
Kimco Realty Corp. 2.700% due 10/01/2030		350	302
Kookmin Bank 2.500% due 11/04/2030		9,300	7,858
Kreditanstalt fuer Wiederaufbau 2.000% due 09/29/2022		23,500	23,496
Low Income Investment Fund
3.386% due 07/01/2026		1,700	1,666
3.711% due 07/01/2029		4,300	4,175
Manulife Financial Corp. 3.703% due 03/16/2032		12,500	11,502
MGIC Investment Corp. 5.750% due 08/15/2023		2,400	2,464
Mizuho Financial Group, Inc.
0.956% due 10/16/2024	EUR	2,200	2,234
1.763% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	5,000	3,467
3.922% due 09/11/2024 •		$2,900	2,893
Natwest Group PLC 2.359% due 05/22/2024 •		11,500	11,298
Norinchukin Bank 2.080% due 09/22/2031		12,000	9,798
OneMain Finance Corp. 3.500% due 01/15/2027		8,600	6,892
Pacific Life Global Funding II 1.375% due 04/14/2026		400	361
Perusahaan Penerbit SBSN Indonesia 2.300% due 06/23/2025		6,200	5,892
Piedmont Operating Partnership LP 3.150% due 08/15/2030		12,400	10,323
Principal Life Global Funding 1.250% due 08/16/2026		5,800	5,137
Regency Centers LP 3.700% due 06/15/2030		1,600	1,454
Reliance Standard Life Global Funding 3.850% due 09/19/2023		2,800	2,800

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2022 (Unaudited)

Rexford Industrial Realty LP 2.150% due 09/01/2031		6,200	4,881
SATO Oyj 1.375% due 02/24/2028	EUR	4,700	3,918
Shriram Transport Finance Co. Ltd.
4.400% due 03/13/2024		$8,200	7,575
5.100% due 07/16/2023		900	863
Standard Chartered PLC 1.214% due 03/23/2025 •		12,500	11,794
Starwood Property Trust, Inc.
3.750% due 12/31/2024		8,200	7,477
4.375% due 01/15/2027		6,300	5,479
Sumitomo Mitsui Financial Group, Inc. 2.472% due 01/14/2029		5,000	4,359
Sumitomo Mitsui Trust Bank Ltd. 2.800% due 03/10/2027		13,000	12,201
UDR, Inc. 3.100% due 11/01/2034		10,500	8,635
Unipol Gruppo SpA 3.250% due 09/23/2030	EUR	6,400	6,151
USAA Capital Corp. 2.125% due 05/01/2030		$6,000	5,148
Visa, Inc. 0.750% due 08/15/2027		4,100	3,560
Welltower, Inc. 3.850% due 06/15/2032		6,500	5,932
WP Carey, Inc. 2.450% due 02/01/2032		7,600	6,128
ZF Finance GmbH 2.000% due 05/06/2027	EUR	6,100	4,945

			768,292

INDUSTRIALS 8.0%
Ardagh Metal Packaging Finance USA LLC 3.000% due 09/01/2029		9,100	7,135
Autodesk, Inc.
2.400% due 12/15/2031		$5,000	4,086
3.600% due 12/15/2022		2,000	2,001
Boise Cascade Co. 4.875% due 07/01/2030		3,600	3,154
California Endowment 2.498% due 04/01/2051		6,900	4,818
Continental Wind LLC 6.000% due 02/28/2033		5,274	5,606
Dell International LLC 5.450% due 06/15/2023		267	270
Doris Duke Charitable Foundation 2.345% due 07/01/2050		12,500	8,472
Ford Foundation 2.815% due 06/01/2070		7,975	5,504
Gap, Inc. 3.625% due 10/01/2029		3,500	2,464
General Mills, Inc. 2.054% (US0003M + 1.010%) due 10/17/2023 ~		600	602
International Flavors & Fragrances, Inc. 3.200% due 05/01/2023		1,100	1,096
John D & Catherine T MacArthur Foundation 1.299% due 12/01/2030		13,400	11,028
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		6,532	5,210
Kia Corp. 1.000% due 04/16/2024		1,800	1,715
Komatsu Finance America, Inc. 2.437% due 09/11/2022		2,800	2,796
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		13,600	11,166
Local Initiatives Support Corp. 3.782% due 03/01/2027		5,000	4,829
Massachusetts Higher Education Assistance Corp. 2.673% due 07/01/2031		4,400	3,858
Mather Foundation 2.675% due 10/01/2031		9,600	8,454
Natura Cosmeticos SA 4.125% due 05/03/2028		5,000	4,124
NXP BV
3.400% due 05/01/2030		11,700	10,332
5.000% due 01/15/2033		5,000	4,886
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		7,100	6,505
S&P Global, Inc. 2.700% due 03/01/2029		2,200	2,004
SK Hynix, Inc. 2.375% due 01/19/2031		9,200	7,257
Sunnova Energy Corp. 5.875% due 09/01/2026		7,100	6,187

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2022 (Unaudited)

Valeo 1.000% due 08/03/2028	EUR	2,500	2,047
Verallia SA 1.625% due 05/14/2028		5,800	5,012
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031		$10,000	8,100
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	10,000	8,583
Weir Group PLC 2.200% due 05/13/2026		$19,000	16,729
Wipro IT Services LLC 1.500% due 06/23/2026		6,550	5,889
Xylem, Inc. 1.950% due 01/30/2028		500	442

			182,361

UTILITIES 14.7%
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		11,750	11,280
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		2,936	2,197
AES Corp.
1.375% due 01/15/2026		2,000	1,766
2.450% due 01/15/2031		9,500	7,650
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		8,300	7,243
Avangrid, Inc.
3.150% due 12/01/2024		12,130	11,858
3.200% due 04/15/2025		6,300	6,132
Azure Power Energy Ltd. 3.575% due 08/19/2026		5,589	4,633
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		7,759	7,357
Clean Renewable Power Mauritius Pte Ltd. 4.250% due 03/25/2027		7,938	6,329
Clearway Energy Operating LLC
3.750% due 02/15/2031		7,150	5,786
3.750% due 01/15/2032		200	159
4.750% due 03/15/2028		4,000	3,605
Continuum Energy Levanter Pte Ltd. 4.500% due 02/09/2027		9,567	7,564
DTE Electric Co. 1.900% due 04/01/2028		12,000	10,707
Duke Energy Carolinas LLC
2.850% due 03/15/2032		6,500	5,776
3.950% due 11/15/2028		3,000	2,960
Duke Energy Florida LLC
2.400% due 12/15/2031		8,500	7,278
2.500% due 12/01/2029		9,900	8,805
EDP Finance BV 1.710% due 01/24/2028		9,000	7,721
Electricite de France SA 3.625% due 10/13/2025		3,600	3,541
Empresa Generadora de Electricidad Haina SA 5.625% due 11/08/2028		5,000	4,234
Enel Finance International NV
1.375% due 07/12/2026		5,600	4,921
1.875% due 07/12/2028		2,700	2,266
2.250% due 07/12/2031		500	393
4.625% due 06/15/2027		5,700	5,613
5.000% due 06/15/2032		5,700	5,509
Georgia Power Co. 3.250% due 03/15/2051		7,400	5,450
Greenko Power Ltd. 4.300% due 12/13/2028		12,512	10,025
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		3,800	3,572
5.950% due 07/29/2026		10,400	9,295
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		6,400	6,395
India Clean Energy Holdings 4.500% due 04/18/2027		9,600	7,020
India Green Energy Holdings 5.375% due 04/29/2024		4,700	4,398
India Green Power Holdings 4.000% due 02/22/2027		2,900	2,273
Interstate Power & Light Co. 3.600% due 04/01/2029		1,000	953
Leeward Renewable Energy Operations LLC 4.250% due 07/01/2029		8,900	7,120
MidAmerican Energy Co.
3.150% due 04/15/2050		7,900	6,210
3.650% due 04/15/2029		6,000	5,834
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031		9,100	7,108

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2022 (Unaudited)

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		17,300	15,060
2.200% due 12/02/2026	AUD	10,300	6,297
Niagara Mohawk Power Corp. 1.960% due 06/27/2030		$14,500	12,011
Northern States Power Co. 2.600% due 06/01/2051		4,900	3,461
Pattern Energy Operations LP 4.500% due 08/15/2028		3,000	2,616
Public Service Co. of Colorado 2.700% due 01/15/2051		4,000	2,853
Public Service Electric & Gas Co. 3.100% due 03/15/2032		8,400	7,726
ReNew Wind Energy AP2 4.500% due 07/14/2028		11,100	8,703
Solar Star Funding LLC 5.375% due 06/30/2035		5,480	5,945
Southern California Edison Co.
2.500% due 06/01/2031		100	84
2.750% due 02/01/2032		14,700	12,434
3.650% due 06/01/2051		1,900	1,478
Southern Power Co. 0.900% due 01/15/2026		10,000	8,943
Verizon Communications, Inc.
1.500% due 09/18/2030		10,400	8,321
2.850% due 09/03/2041		10,800	8,113

			332,981

Total Corporate Bonds & Notes (Cost $1,483,446)			1,283,634

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.3%
California Health Facilities Financing Authority Revenue Bonds, Series 2022 4.190% due 06/01/2037		2,000	1,906
California Municipal Finance Authority Revenue Bonds, Series 2020 2.877% due 11/01/2035		4,100	3,426
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
2.082% due 11/01/2024		520	505
2.483% due 11/01/2027		850	799
2.533% due 11/01/2028		1,000	926

			7,562

MICHIGAN 0.1%
University of Michigan Revenue Bonds, Series 2022 3.504% due 04/01/2052		3,100	2,751

NEW YORK 0.1%
New York City Housing Development Corp. Revenue Notes, Series 2021
1.377% due 05/01/2027		200	178
1.477% due 11/01/2027		300	265
1.577% due 05/01/2028		500	429
1.677% due 11/01/2028		875	747

			1,619

Total Municipal Bonds & Notes (Cost $13,445)			11,932

U.S. GOVERNMENT AGENCIES 32.8%
Fannie Mae
1.001% due 07/25/2037 •		112	109
1.110% due 06/25/2055 •		852	851
1.524% due 07/01/2044 •		27	27
1.598% due 01/01/2035 •		39	39
1.711% due 08/01/2035 •		60	60
1.874% due 05/25/2037 •		4	4
1.883% due 08/01/2035 •		206	206
1.950% due 09/01/2034 •		22	22
1.957% due 09/01/2035 •		8	8
1.984% due 03/25/2037 •		9	9
2.084% due 05/25/2035 ~		25	25
2.094% due 09/01/2037 •		5	5
2.223% due 07/01/2035 •		113	115
2.292% due 04/01/2038 •		33	34
2.301% due 03/01/2033 •		2	2
2.358% due 01/25/2031 ~(a)		45,339	5,323
2.444% due 10/25/2029		14,800	13,849
2.937% due 06/25/2029		12,391	11,915
2.986% due 04/01/2038 •		9	9
2.990% due 07/01/2034 •		1	1
3.000% due 05/01/2028		2,025	1,968
3.057% due 09/25/2027 ~		9,538	9,403
3.152% due 04/01/2038 •		5	6

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2022 (Unaudited)

4.010% due 12/01/2028 (h)	8,980	9,276
6.000% due 08/01/2032	3	3
6.500% due 06/25/2044	23	25
7.500% due 02/01/2027	15	15
Freddie Mac
0.826% due 02/25/2031	1,406	1,231
1.153% due 08/25/2029 ~(a)	25,500	1,461
1.200% (US0001M + 0.400%) due 12/15/2042 ~	3,444	3,407
1.256% due 09/25/2030 ~(a)	61,195	4,530
1.783% due 06/25/2034	15,000	12,673
2.034% due 10/15/2037 •	7	7
2.375% due 12/01/2022 •	1	1
2.495% due 04/01/2038 •	6	6
2.700% due 08/01/2023 (h)	28,174	28,152
2.783% due 07/01/2030 •	2	2
2.875% due 04/25/2026	9,500	9,354
2.939% due 04/25/2029	9,500	9,207
3.500% due 12/01/2047 - 05/01/2048 (h)	21,311	20,860
3.730% due 08/15/2032 ~	6	6
4.000% due 08/01/2030 - 06/01/2048	652	655
4.500% due 02/01/2029 - 02/01/2035	232	235
5.000% due 10/01/2039	12	13
5.500% due 01/01/2034 - 01/01/2039	252	271
6.000% due 09/01/2027 - 05/01/2040	970	1,060
6.500% due 05/15/2032	965	1,034
7.000% due 02/15/2027 - 07/01/2029	106	111
7.500% due 09/01/2025	2	2
Ginnie Mae
1.117% due 11/20/2067 •	1,620	1,607
1.362% (US0001M + 0.300%) due 10/20/2043 ~	1,384	1,370
1.383% due 05/20/2066 •	300	299
1.403% due 05/20/2065 •	746	740
1.412% (US0001M + 0.350%) due 05/20/2047 ~	458	457
1.523% due 02/20/2066 •	635	633
1.603% due 09/20/2066 •	3,121	3,114
1.625% (H15T1Y + 1.500%) due 09/20/2023 - 08/20/2025 ~	9	8
1.625% due 07/20/2027 - 08/20/2027 •	6	6
1.750% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~	18	18
1.750% due 12/20/2026 •	1	1
1.968% due 04/20/2067 •	1,389	1,373
2.625% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	13	13
2.625% due 02/20/2032 •	102	103
3.379% (US0012M + 0.750%) due 06/20/2067 ~	4,709	4,698
3.500% due 08/15/2045 - 08/20/2049 (h)	9,966	9,849
3.500% due 07/20/2047 - 07/20/2049	9,188	9,043
4.000% due 09/20/2040 - 07/20/2048	13,997	14,147
4.000% due 05/20/2048 - 07/20/2048 (h)	8,795	8,859
5.000% due 03/15/2033 - 05/15/2042	273	287
6.000% due 04/15/2037	32	34
7.000% due 02/20/2032	3	3
Ginnie Mae, TBA
4.000% due 07/01/2052	2,000	2,008
5.000% due 07/01/2052	3,000	3,106
Tennessee Valley Authority STRIPS 1.500% due 09/15/2031	7,800	6,638
U.S. Small Business Administration
5.130% due 09/01/2023	8	8
5.520% due 06/01/2024	51	51
Uniform Mortgage-Backed Security
2.500% due 07/01/2050 (h)	9,793	8,858
3.000% due 04/01/2034 - 08/01/2046 (h)	8,942	8,586
3.500% due 10/01/2025 - 03/01/2047	1,124	1,102
4.000% due 10/01/2024 - 10/01/2047	2,580	2,586
4.500% due 03/01/2023 - 06/01/2042	125	128
5.000% due 02/01/2038 - 02/01/2041	174	181
5.500% due 08/01/2023 - 02/01/2049	4,746	5,070
5.500% due 04/01/2034 (h)	2,362	2,529
6.000% due 09/01/2028 - 09/01/2039	924	997
6.500% due 01/01/2026 - 01/01/2029	2	2
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2052	10,000	8,996
3.000% due 07/01/2052 - 08/01/2052	305,600	284,528
3.500% due 07/01/2052 - 08/01/2052	121,500	116,744
4.000% due 04/01/2052	63,600	62,627
4.500% due 07/01/2052	26,100	26,207
5.500% due 07/01/2052	400	416

Total U.S. Government Agencies (Cost $757,170)		745,617

U.S. TREASURY OBLIGATIONS 11.1%
U.S. Treasury Bonds
1.375% due 11/15/2040 (h)	75,800	54,620
1.375% due 08/15/2050 (j)	21,800	14,359
1.750% due 08/15/2041 (h)(l)	24,400	18,570
1.875% due 02/15/2041	10,400	8,161
2.000% due 11/15/2041 (h)	4,000	3,178

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2022 (Unaudited)

2.000% due 02/15/2050 (h)(l)		9,200	7,133
2.250% due 02/15/2052 (l)		10,000	8,233
2.375% due 02/15/2042 (h)		34,900	29,605
2.500% due 02/15/2045 (j)		1,900	1,613
2.750% due 11/15/2042 (l)		1,600	1,434
2.875% due 05/15/2043 (j)		3,900	3,560
2.875% due 08/15/2045 (j)		1,500	1,364
3.000% due 05/15/2042 (j)(l)		700	657
3.000% due 11/15/2044 (l)		2,100	1,948
3.000% due 05/15/2045 (h)		22,700	21,074
3.125% due 02/15/2043		12,100	11,507
3.125% due 08/15/2044 (h)		3,200	3,034
3.250% due 05/15/2042		27,500	26,847
3.375% due 05/15/2044 (j)		1,500	1,482
3.625% due 02/15/2044 (h)		2,200	2,259
3.750% due 11/15/2043 (h)(j)		7,600	7,956
U.S. Treasury Notes
1.875% due 07/31/2022 (j)		1,213	1,214
2.875% due 05/15/2032		23,968	23,702

Total U.S. Treasury Obligations (Cost $308,865)			253,510

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.3%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		894	784
BAMLL Commercial Mortgage Securities Trust 2.374% due 09/15/2038 •		6,000	5,813
Banc of America Mortgage Trust 6.000% due 05/25/2037		1,368	1,139
BCAP LLC Trust 4.737% due 03/26/2037 þ		101	100
Bear Stearns Structured Products, Inc. Trust 2.999% due 12/26/2046 ^~		347	289
Beast Mortgage Trust 2.374% due 03/15/2036 •		7,500	7,254
Beneria Cowen & Pritzer Collateral Funding Corp. 2.123% due 06/15/2038 •		12,621	12,143
BSREP Commercial Mortgage Trust 2.275% due 08/15/2038 •		20,395	19,621
Credit Suisse Mortgage Capital Mortgage-Backed Trust 2.224% due 04/25/2037 •		2,464	736
DC Office Trust 2.965% due 09/15/2045		21,900	19,334
DOLP Trust 2.956% due 05/10/2041		8,600	7,549
DROP Mortgage Trust 2.470% (US0001M + 1.150%) due 10/15/2043 ~		12,850	12,421
Extended Stay America Trust
2.405% (US0001M + 1.080%) due 07/15/2038 ~		11,430	11,161
2.405% due 07/15/2038 •		8,547	8,346
FirstMac Mortgage Funding Trust 2.110% due 03/08/2049 •	AUD	3,300	2,277
GCT Commercial Mortgage Trust 2.124% due 02/15/2038 •		$8,100	7,853
Gemgarto PLC 1.355% (SONIO/N + 0.590%) due 12/16/2067 ~	GBP	7,492	9,034
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		$5,300	5,292
GSMPS Mortgage Loan Trust 2.024% due 04/25/2036 •		1,224	1,018
GSR Mortgage Loan Trust 2.736% due 03/25/2047 ^~		1,053	738
IndyMac Adjustable Rate Mortgage Trust 1.544% due 01/25/2032 ~		2	2
IndyMac INDX Mortgage Loan Trust 3.002% due 01/25/2036 ^~		483	437
JP Morgan Chase Commercial Mortgage Securities Trust
2.084% due 06/15/2038 •		13,105	12,472
2.124% (US0001M + 0.800%) due 04/15/2038 ~		10,772	10,410
JP Morgan Mortgage Trust 6.500% due 07/25/2036 ^		2,130	1,113
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		5,800	4,795
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		584	554
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/2048		2,330	2,302
Morgan Stanley Capital Trust 2.493% due 12/15/2023 •		1,800	1,736
MortgageIT Mortgage Loan Trust 2.084% due 04/25/2036 •		635	598
One New York Plaza Trust 2.274% due 01/15/2036 •		9,600	9,315
Residential Accredit Loans, Inc. Trust 2.004% due 07/25/2036 •		961	951

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2022 (Unaudited)

SFO Commercial Mortgage Trust 2.474% due 05/15/2038 •		23,500	22,499
SLG Office Trust 0.258% due 07/15/2041 ~(a)		156,137	2,745
Starwood Mortgage Trust 2.374% due 04/15/2034 •		11,500	11,174
Structured Asset Mortgage Investments Trust 1.884% (US0001M + 0.260%) due 03/25/2037 ~		635	230
SUMIT Mortgage Trust
2.789% due 02/12/2041		10,200	9,102
2.850% due 02/12/2041		1,700	1,443
Thornburg Mortgage Securities Trust 2.489% due 10/25/2046 ~		447	435
Towd Point Mortgage Funding 1.361% due 07/20/2045 •	GBP	8,690	10,564
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~		3,433	4,165
VASA Trust 2.224% due 07/15/2039 •		$16,400	15,689
WaMu Mortgage Pass-Through Certificates Trust
3.052% due 12/25/2036 ^~		552	506
3.108% due 03/25/2037 ~		552	518

Total Non-Agency Mortgage-Backed Securities (Cost $273,373)			256,657

ASSET-BACKED SECURITIES 5.3%
Bear Stearns Asset-Backed Securities Trust
1.944% due 08/25/2036 •		232	221
2.599% (US0001M + 0.975%) due 05/25/2035 ~		1,111	1,102
College Avenue Student Loans LLC 2.824% due 12/26/2047 •		1,127	1,100
Countrywide Asset-Backed Certificates Trust 1.854% due 05/25/2037 •		2,081	1,962
FHF Trust 3.100% due 09/15/2025		5,100	5,040
First Help Financial LLC 4.430% due 01/18/2028		11,794	11,675
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		10,023	8,660
2.700% due 01/20/2049		4,752	4,264
4.000% due 04/20/2049		7,249	6,872
GSAMP Trust 1.694% (US0001M + 0.070%) due 12/25/2036 ~		265	141
HSI Asset Loan Obligation Trust 1.744% due 12/25/2036 •		207	71
JP Morgan Mortgage Acquisition Corp. 2.239% due 10/25/2035 ^•		1,866	1,843
LCM LP 2.103% (US0003M + 1.040%) due 10/20/2027 ~		1,347	1,339
Lehman XS Trust 5.111% due 01/25/2036 ^þ		3,055	2,860
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		12,597	10,790
Morgan Stanley ABS Capital, Inc. Trust
1.754% due 01/25/2037 •		2,775	1,475
1.924% (US0001M + 0.300%) due 06/25/2036 ~		576	503
2.874% due 07/25/2037 •		400	364
Morgan Stanley IXIS Real Estate Capital Trust 1.774% (US0001M + 0.150%) due 11/25/2036 ~		8,254	3,097
Morgan Stanley Mortgage Loan Trust 2.344% (US0001M + 0.720%) due 04/25/2037 ~		279	101
Mosaic Solar Loan Trust 2.640% due 01/20/2053		12,096	10,914
New Century Home Equity Loan Trust 4.624% (US0001M + 3.000%) due 01/25/2033 ^~		777	679
Option One Mortgage Loan Trust 1.844% due 02/25/2037 •		3,710	2,061
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		3,370	1,306
Service Experts Issuer 2.670% due 02/02/2032		7,267	6,711
SLM Student Loan Trust 1.304% due 01/25/2027 •		404	402
Structured Asset Securities Corp. Mortgage Loan Trust 2.974% due 12/25/2034 •		75	75
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		13,319	12,094
Sunrun Demeter Issuer 2.270% due 01/30/2057		16,470	13,850
Tricolor Auto Securitization Trust
0.740% due 04/15/2024		3,104	3,090

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2022 (Unaudited)

3.300% due 02/18/2025		5,579	5,534

Total Asset-Backed Securities (Cost $130,720)			120,196

SOVEREIGN ISSUES 8.1%
Chile Government International Bond
0.830% due 07/02/2031	EUR	4,000	3,283
1.250% due 01/22/2051		4,200	2,436
2.550% due 01/27/2032		$4,700	4,002
2.750% due 01/31/2027		5,100	4,772
3.100% due 01/22/2061		5,000	3,393
3.500% due 01/31/2034		5,100	4,547
4.340% due 03/07/2042		12,800	11,419
Hong Kong Government International Bond 2.500% due 05/28/2024		9,300	9,187
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		1,200	1,202
Japan International Cooperation Agency 2.750% due 04/27/2027		4,500	4,350
Korea Development Bank
0.500% due 10/27/2023		9,300	8,972
4.800% due 06/10/2023	IDR	185,000,000	12,345
Korea Government International Bond 2.000% due 06/19/2024		$9,400	9,180
Mexico Government International Bond 1.350% due 09/18/2027	EUR	7,800	7,221
Nederlandse Waterschapsbank NV 2.375% due 03/24/2026		$11,000	10,679
Paraguay Government International Bond 4.950% due 04/28/2031		1,500	1,390
Province of Ontario
1.550% due 11/01/2029	CAD	33,500	22,253
2.650% due 02/05/2025		24,325	18,553
Province of Quebec
1.850% due 02/13/2027		8,000	5,783
2.450% due 03/01/2023		5,000	3,875
2.600% due 07/06/2025		19,600	14,889
Serbia Government International Bond 1.000% due 09/23/2028	EUR	10,300	7,886
Sweden Government International Bond 0.125% due 09/09/2030	SEK	155,000	13,310

Total Sovereign Issues (Cost $211,088)			184,927

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(d)		4,900,000	4,680

Total Preferred Securities (Cost $4,900)			4,680

SHORT-TERM INSTRUMENTS 5.2%
REPURCHASE AGREEMENTS (g) 4.8%			108,019
		PRINCIPAL AMOUNT (000s)

U.S. TREASURY BILLS 0.4%
1.348% due 07/26/2022 - 09/15/2022 (b)(c)(l)		$8,705	8,690

Total Short-Term Instruments (Cost $116,708)			116,709

Total Investments in Securities (Cost $3,299,715)			2,977,862

Total Investments 131.0% (Cost $3,299,715)			$2,977,862
Financial Derivative Instruments (i)(k) (0.1)%(Cost or Premiums, net $9,145)			(3,386)
Other Assets and Liabilities, net (30.9)%			(700,924)

Net Assets 100.0%			$2,273,552

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	1.669%	01/25/2026	01/18/2022	$6,500	$6,282	0.27%
Citigroup, Inc.	2.014	01/25/2026	01/18/2022	6,500	6,097	0.27

$13,000	$12,379	0.54%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$3,219	U.S. Treasury Notes 3.000% due 06/30/2024	$(3,284)	$3,219	$3,219
JPS	1.400	06/30/2022	07/01/2022	104,800	U.S. Treasury Bonds 2.000% - 2.375% due 05/15/2051 - 08/15/2051	(107,428)	104,800	104,804

Total Repurchase Agreements	$(110,712)	$108,019	$108,023

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BSN	1.170%	06/07/2022	07/07/2022	$(17,185)	$(17,198)
CIB	1.300	06/13/2022	07/14/2022	(94,495)	(94,556)
DEU	1.150	06/01/2022	07/15/2022	(5,211)	(5,216)
1.150	06/02/2022	07/15/2022	(28,618)	(28,645)
1.180	06/02/2022	07/19/2022	(33,649)	(33,681)
1.200	06/08/2022	07/13/2022	(24,048)	(24,066)
1.210	06/09/2022	07/14/2022	(16,545)	(16,558)
JPS	1.090	06/01/2022	07/15/2022	(1,838)	(1,839)
NOM	1.300	06/27/2022	TBD(3)	(1,720)	(1,721)

Total Reverse Repurchase Agreements	$(223,480)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2052	$17,700	$(15,348)	$(15,349)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2052	11,300	(9,951)	(10,166)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2052	25,900	(23,279)	(23,273)

Total Short Sales (2.1)%	$(48,578)	$(48,788)

(h)	Securities with an aggregate market value of $226,860 and cash of $85 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2022 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(340,073) at a weighted average interest rate of 0.724%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar December 2023 Futures	$96.500	12/18/2023	627	$1,568	$(730)	$(915)

Total Written Options	$(730)	$(915)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

United Kingdom Long Gilt September Futures	09/2022	48	$6,660	$93	$107	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2022	60	$(4,924)	$32	$0	$(32)
Euro-BTP Italy Government Bond September Futures	09/2022	622	(80,253)	(3,889)	0	(1,910)
Euro-Bund 10-Year Bond September Futures	09/2022	927	(144,532)	3,031	0	(3,497)
Euro-Buxl 30-Year Bond September Futures	09/2022	54	(9,256)	399	0	(398)
Euro-OAT France Government 10-Year Bond September Futures	09/2022	115	(16,695)	(308)	0	(317)
Japan Government 10-Year Bond September Futures	09/2022	79	(86,529)	358	11	(76)
U.S. Treasury 2-Year Note September Futures	09/2022	669	(140,500)	815	0	(376)
U.S. Treasury 5-Year Note September Futures	09/2022	846	(94,964)	819	0	(595)
U.S. Treasury 10-Year Note September Futures	09/2022	1,139	(135,007)	77	0	(1,157)
U.S. Treasury 30-Year Bond September Futures	09/2022	72	(9,981)	53	0	(122)

$1,387	$11	$(8,480)

Total Futures Contracts	$1,480	$118	$(8,480)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.800%	Annual	03/10/2032	GBP	6,200	$(167)	$(855)	$(1,022)	$111	$0
Pay	1-Day GBP-SONIO Compounded-OIS	0.800	Annual	03/11/2032	6,200	0	(1,023)	(1,023)	111	0
Pay	1-Day GBP-SONIO Compounded-OIS	0.800	Annual	03/15/2032	14,600	(519)	(1,892)	(2,411)	261	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/10/2052	2,300	172	619	791	0	(70)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052	2,300	0	791	791	0	(70)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052	5,400	534	1,323	1,857	0	(165)
Receive(1)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	44,700	11,189	6,012	17,201	0	(1,330)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.068	Semi-Annual	09/18/2026	JPY	378,900	0	(38)	(38)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	900,000	193	(177)	16	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038	100,000	(51)	52	1	0	(2)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.705	Semi-Annual	10/31/2038	290,000	(99)	136	37	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038	150,000	(73)	79	6	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038	67,300	(28)	34	6	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	4,150,000	1,152	925	2,077	0	(104)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042	150,000	0	43	43	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	1,650,000	(14)	802	788	0	(50)
Pay	1-Day USD-SOFR Compounded-OIS	2.200	Annual	06/15/2024	$40,000	(72)	(522)	(594)	95	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.530	Annual	06/21/2024	699,700	187	3,344	3,531	1,009	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.400	Annual	12/07/2024	183,500	57	(2,408)	(2,351)	273	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.130	Annual	06/21/2025	374,100	76	1,802	1,878	593	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	20,000	(69)	(805)	(874)	112	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	40,000	(152)	(1,008)	(1,160)	228	0
Receive	1-Day USD-SOFR Compounded-OIS	2.436	Annual	06/08/2032	7,100	68	146	214	0	(60)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	36,300	3,448	(852)	2,596	0	(294)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	46,700	9,025	(631)	8,394	0	(423)
Pay(1)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023	204,500	(3,761)	(905)	(4,666)	269	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	17,100	(64)	(559)	(623)	231	0
Pay	6-Month EUR-EURIBOR	0.750	Annual	06/15/2032	178,610	(8,900)	(15,603)	(24,503)	3,246	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/15/2036	10,920	498	2,463	2,961	0	(201)

Total Swap Agreements	$12,630	$(8,707)	$3,923	$6,549	$(2,784)

(j)	Securities with an aggregate market value of $5,983 and cash of $26,583 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	CAD	9,443	$7,441	$105	$0
07/2022	ZAR	82,952	5,406	312	0
08/2022	EUR	2,067	2,178	6	0
08/2022	SEK	154,940	15,664	494	0
08/2022	$55,156	EUR	51,936	0	(574)
08/2022	1,767	GBP	1,402	0	(59)
08/2022	23	IDR	337,559	0	0
08/2022	11,143	NOK	106,098	0	(362)
BPS	07/2022	AUD	56,558	$39,239	214	(14)
07/2022	ZAR	5,149	329	13	0
08/2022	EUR	1,829	1,936	13	0
08/2022	IDR	66,546,264	4,513	68	0
08/2022	$4,332	EUR	4,084	0	(40)
BRC	08/2022	IDR	73,215,903	$4,946	55	0
08/2022	$1,011	GBP	801	0	(35)
08/2022	2,095	JPY	280,700	0	(21)
08/2022	7,681	NOK	75,159	0	(44)
CBK	07/2022	BRL	53,512	$11,015	790	0
07/2022	$10,216	BRL	53,512	9	0
07/2022	230	NOK	2,255	0	(1)
08/2022	GBP	2,005	$2,444	1	0
DUB	07/2022	$4,542	NOK	43,721	0	(103)
08/2022	EUR	172,539	$183,211	1,881	0
08/2022	GBP	35,702	44,040	547	0
12/2022	ZAR	114,536	7,290	362	0
GLM	07/2022	BRL	53,512	10,216	0	(9)
07/2022	MXN	214,590	10,507	0	(145)
07/2022	$10,294	BRL	53,512	0	(69)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2022 (Unaudited)

08/2022	BRL	53,512	$10,213	75	0
11/2022	ZAR	12,096	754	19	0
HUS	07/2022	$33,771	AUD	49,035	76	0
08/2022	AUD	49,035	$33,775	0	(78)
08/2022	CNH	65,185	9,707	0	(28)
08/2022	IDR	42,716,593	2,913	59	0
08/2022	JPY	2,665,100	20,003	308	0
08/2022	NOK	19,070	1,927	0	(11)
08/2022	$17	CLP	14,378	0	(2)
08/2022	2,401	EUR	2,230	0	(57)
08/2022	1,687	GBP	1,394	12	0
08/2022	12,824	JPY	1,744,500	67	0
05/2023	CNH	34,032	$5,071	0	(22)
IND	08/2022	NOK	104,005	10,355	0	(213)
JPM	08/2022	CNH	28,656	4,262	0	(18)
08/2022	EUR	7,757	8,130	0	(22)
08/2022	IDR	97,102,454	6,601	113	0
08/2022	JPY	205,846	1,576	55	0
08/2022	NOK	110,870	11,178	0	(88)
08/2022	$2,752	GBP	2,222	0	(45)
MYI	08/2022	CAD	16,419	$12,715	0	(40)
08/2022	IDR	82,405,798	5,586	82	0
08/2022	$14,818	EUR	14,142	80	(36)
08/2022	1,359	GBP	1,104	0	(14)
RBC	07/2022	18,609	CAD	23,925	0	(22)
08/2022	CAD	23,927	$18,609	21	0
08/2022	$1,274	JPY	165,200	0	(54)
SCX	08/2022	CNH	115,631	$17,261	2	(10)
09/2022	ZAR	104,446	6,756	381	0
SOG	08/2022	NOK	49,915	5,034	0	(38)
08/2022	$11,802	NOK	115,745	0	(41)
TOR	07/2022	CAD	103,146	$80,756	624	0
07/2022	$56,163	CAD	72,253	72	(103)
08/2022	CAD	72,258	$56,163	102	(73)
UAG	07/2022	NOK	46,103	4,772	91	0
07/2022	$5,373	AUD	7,523	0	(181)
09/2022	507	MXN	10,105	0	(11)

Total Forward Foreign Currency Contracts	$7,109	$(2,683)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.851%	08/04/2022	6,500	$70	$78

Total Purchased Options	$70	$78

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC AUD versus USD	$0.722	07/08/2022	16,200	$(84)	$(1)
BRC	Call - OTC AUD versus USD	0.738	08/11/2022	5,900	(34)	(5)
CBK	Put - OTC USD versus NOK	NOK	9.390	07/14/2022	900	(8)	0
DUB	Put - OTC USD versus NOK	9.245	07/13/2022	18,000	(143)	(2)

$(269)	$(8)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690%	04/02/2024	7,800	$(61)	$(56)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	7,800	(61)	(51)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	37,500	(293)	(268)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	37,500	(293)	(246)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	12,400	(90)	(100)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	12,400	(90)	(62)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	8,100	(29)	(34)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2022 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	8,100	(29)	(25)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	08/25/2022	14,500	(75)	(30)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	08/25/2022	14,500	(75)	(142)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.310	08/19/2022	9,400	(83)	(24)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	08/19/2022	9,400	(83)	(88)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	12,000	(78)	(93)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	12,000	(78)	(63)

$(1,418)	$(1,282)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	$98.297	07/07/2022	2,000	$(13)	$(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.141	07/07/2022	3,524	(24)	(22)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.625	08/04/2022	12,900	(73)	(59)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.695	08/04/2022	11,800	(70)	(56)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.820	08/04/2022	17,700	(108)	(91)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.750	08/04/2022	13,000	(61)	(63)
JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	98.516	09/07/2022	12,000	(56)	(59)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.156	09/07/2022	6,900	(24)	(46)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 07/01/2052	92.906	07/07/2022	8,400	(70)	(22)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.828	08/04/2022	11,800	(31)	(60)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	93.098	08/04/2022	21,500	(168)	(202)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.859	08/04/2022	9,500	(61)	(50)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	98.344	08/04/2022	8,800	(43)	(62)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	100.344	07/07/2022	2,600	(12)	(6)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	97.750	09/07/2022	14,300	(89)	(50)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.406	09/07/2022	8,700	(31)	(65)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 07/01/2052	96.000	07/07/2022	5,900	(31)	(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	97.305	07/07/2022	7,700	(48)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	6,276	(45)	(40)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.078	07/07/2022	2,000	(9)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.563	07/07/2022	1,500	(8)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.773	08/04/2022	23,600	(63)	(116)

$(1,138)	$(1,088)

Total Written Options	$(2,825)	$(2,378)

(l)

Securities with an aggregate market value of $3,101 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$768,292	$0	$768,292
Industrials	0	182,361	0	182,361
Utilities	0	332,981	0	332,981
Municipal Bonds & Notes
California	0	7,562	0	7,562
Michigan	0	2,751	0	2,751
New York	0	1,619	0	1,619
U.S. Government Agencies	0	745,617	0	745,617

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2022 (Unaudited)

U.S. Treasury Obligations	0	253,510	0	253,510
Non-Agency Mortgage-Backed Securities	0	256,657	0	256,657
Asset-Backed Securities	0	120,196	0	120,196
Sovereign Issues	0	184,927	0	184,927
Preferred Securities
Banking & Finance	0	4,680	0	4,680
Short-Term Instruments
Repurchase Agreements	0	108,019	0	108,019
U.S. Treasury Bills	0	8,690	0	8,690

Total Investments	$0	$2,977,862	$0	$2,977,862

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(48,788)	$0	$(48,788)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	118	6,549	0	6,667
Over the counter	0	7,187	0	7,187

	$118	$13,736	$0	$13,854
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,230)	(5,949)	0	(12,179)
Over the counter	0	(5,061)	0	(5,061)

	$(6,230)	$(11,010)	$0	$(17,240)

Total Financial Derivative Instruments	$(6,112)	$2,726	$0	$(3,386)

Totals	$(6,112)	$2,931,800	$0	$2,925,688

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Consolidated Schedule of Investments PIMCO Total Return Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
AAdvantage Loyalty IP Ltd. 5.813% (LIBOR03M + 4.750%) due 04/20/2028 ~		$10,500	$10,059
Altice France SA 5.411% (LIBOR03M + 4.000%) due 08/14/2026 ~		11,484	10,507
Castlelake LP 2.950% (LIBOR01M + 2.950%) due 05/13/2031 «~		101,903	92,732
Cornerstone Building Brands, Inc. 4.574% - 4.971% (LIBOR01M + 3.250%) due 04/12/2028 ~		3,361	2,805
Encina Private Credit LLC TBD% - 5.598% (LIBOR01M + 4.274%) due 11/30/2025 «~µ		27,530	26,849
GHH Holdings Ltd. 2.909% (BP0003M + 1.850%) due 12/04/2024 «~(k)	GBP	50,000	59,089
Hotel Ltd. 2.591% due 02/07/2023 «(k)		36,000	43,629
Kre Broadway Owner LLC 2.900% (LIBOR01M + 1.700%) due 08/10/2023 «~		$100,000	99,814
Marriott Ownership Resorts, Inc. 3.416% (LIBOR01M + 1.750%) due 08/29/2025 ~		2,440	2,328
PKY-San Felipe Plaza LP TBD% - 3.550% (LIBOR01M + 2.050%) due 12/09/2022 «~(k)		121,351	121,083
Project Bull 3.294% due 03/11/2023 «		30,236	30,205
Project Quasar Pledgco SLU 3.250% (EUR003M + 3.250%) due 03/15/2026 «~	EUR	93,345	96,272
United Airlines, Inc. 5.150% - 5.392% (LIBOR01M + 3.750%) due 04/21/2028 ~		$15,603	14,526
Verifone Systems, Inc. 5.524% (LIBOR03M + 4.000%) due 08/20/2025 ~		9,071	8,282
Wyndham Hotels & Resorts, Inc. 3.416% (LIBOR01M + 1.750%) due 05/30/2025 ~		1,073	1,038

Total Loan Participations and Assignments (Cost $652,872)			619,218

CORPORATE BONDS & NOTES 26.0%
BANKING & FINANCE 14.1%
ABN AMRO Bank NV 2.470% due 12/13/2029 •		5,300	4,522
AerCap Ireland Capital DAC
2.875% due 08/14/2024		22,600	21,547
3.500% due 01/15/2025		10,450	9,990
4.450% due 10/01/2025		22,600	21,866
4.450% due 04/03/2026		3,900	3,729
4.875% due 01/16/2024		1,000	995
AIB Group PLC
4.263% due 04/10/2025 •		4,000	3,925
4.750% due 10/12/2023		1,100	1,101
Aircastle Ltd.
2.850% due 01/26/2028		54,500	45,103
4.125% due 05/01/2024		2,000	1,945
4.250% due 06/15/2026		1,500	1,390
Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033		1,300	979
2.950% due 03/15/2034		1,500	1,250
3.375% due 08/15/2031		3,700	3,281
3.950% due 01/15/2028		600	581
4.900% due 12/15/2030		2,300	2,285
Ally Financial, Inc. 2.200% due 11/02/2028		890	726
American Assets Trust LP 3.375% due 02/01/2031		28,500	24,418
American Campus Communities Operating Partnership LP
3.300% due 07/15/2026		1,600	1,566
3.875% due 01/30/2031		3,400	3,347
American Express Co. 2.550% due 03/04/2027		13,060	12,179
American Homes 4 Rent LP
4.250% due 02/15/2028		6,678	6,384
4.900% due 02/15/2029		53,900	52,593
American International Group, Inc.
2.500% due 06/30/2025		7,060	6,738
5.750% due 04/01/2048 •		3,500	3,136

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

American Tower Corp.
2.100% due 06/15/2030		11,000	8,820
2.400% due 03/15/2025		700	662
2.750% due 01/15/2027		23,000	21,054
3.000% due 06/15/2023		5,753	5,694
3.375% due 10/15/2026		4,165	3,941
3.500% due 01/31/2023		2,800	2,800
3.950% due 03/15/2029		1,000	932
Antares Holdings LP 3.950% due 07/15/2026		6,200	5,390
Aon Corp.
2.800% due 05/15/2030		15,200	13,302
2.850% due 05/28/2027		8,200	7,698
Asian Development Bank 6.000% due 02/05/2026	BRL	43,700	7,171
Atrium European Real Estate Ltd. 3.000% due 09/11/2025	EUR	28,200	27,086
AvalonBay Communities, Inc.
2.300% due 03/01/2030		$6,590	5,674
2.450% due 01/15/2031		4,200	3,633
Aviation Capital Group LLC
3.500% due 11/01/2027		1,000	883
3.875% due 05/01/2023		94,486	93,704
4.125% due 08/01/2025		33,233	31,621
4.375% due 01/30/2024		3,800	3,734
4.875% due 10/01/2025		3,800	3,688
5.500% due 12/15/2024		20,062	19,903
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		17,549	14,320
3.950% due 07/01/2024		40,900	39,190
5.250% due 05/15/2024		672	661
Banco Bilbao Vizcaya Argentaria SA
0.875% due 09/18/2023		17,900	17,277
5.875% due 09/24/2023 •(i)(j)	EUR	2,200	2,220
Banco BTG Pactual SA
2.750% due 01/11/2026		$7,600	6,762
4.500% due 01/10/2025		3,000	2,893
Banco General SA 4.875% due 01/11/2029		500	459
Banco Santander Chile 2.700% due 01/10/2025		3,400	3,259
Banco Santander SA
2.746% due 05/28/2025		1,400	1,328
3.496% due 03/24/2025		34,000	33,253
3.892% due 05/24/2024		2,600	2,589
4.175% due 03/24/2028 •		20,400	19,481
Bangkok Bank PCL 3.466% due 09/23/2036 •		3,000	2,514
Bank of America Corp.
0.810% due 10/24/2024 •		52,500	50,070
0.981% due 09/25/2025 •		10,700	9,911
1.197% due 10/24/2026 •		28,100	25,185
1.486% due 05/19/2024 •		7,200	7,039
1.530% due 12/06/2025 •		12,700	11,831
1.658% due 03/11/2027 •		20,000	17,958
1.843% due 02/04/2025 •		31,500	30,389
2.401% (US0003M + 0.790%) due 03/05/2024 ~		28,150	27,985
2.551% due 02/04/2028 •		39,700	36,136
3.384% due 04/02/2026 •		56,050	54,403
3.419% due 12/20/2028 •		53,697	50,055
3.550% due 03/05/2024 •		45,300	45,171
3.841% due 04/25/2025 •		53,900	53,675
4.125% due 01/22/2024		13,025	13,175
4.376% due 04/27/2028 •		10,000	9,854
Bank of Nova Scotia
2.440% due 03/11/2024		32,700	32,029
2.951% due 03/11/2027		12,680	11,939
Banque Federative du Credit Mutuel SA
2.023% (US0003M + 0.960%) due 07/20/2023 ~		9,700	9,736
3.750% due 07/20/2023		6,500	6,506
Barclays Bank PLC 7.625% due 11/21/2022 (j)		34,171	34,514
Barclays PLC
2.852% due 05/07/2026 •		48,600	45,960
3.125% due 01/17/2024	GBP	200	240
6.375% due 12/15/2025 •(i)(j)		1,100	1,236
7.250% due 03/15/2023 •(i)(j)		2,600	3,120
7.750% due 09/15/2023 •(i)(j)		$19,500	19,208
7.875% due 09/15/2022 •(i)(j)	GBP	10,400	12,636
BGC Partners, Inc.
4.375% due 12/15/2025		$4,500	4,392
5.375% due 07/24/2023		31,500	31,715
Block Financial LLC 3.875% due 08/15/2030		8,300	7,473
Blue Owl Finance LLC 3.125% due 06/10/2031		2,000	1,546

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

BNP Paribas SA
1.904% due 09/30/2028 •		41,800	35,756
2.219% due 06/09/2026 •		30,500	28,199
2.819% due 11/19/2025 •		9,300	8,895
2.871% due 04/19/2032 •		5,800	4,800
3.500% due 03/01/2023		15,090	15,056
4.625% due 02/25/2031 •(i)(j)		12,400	9,182
4.705% due 01/10/2025 •		97,900	97,926
5.198% due 01/10/2030 •		34,900	34,897
Boston Properties LP
2.450% due 10/01/2033		20,700	15,926
2.550% due 04/01/2032		10,830	8,631
2.900% due 03/15/2030		5,250	4,470
3.250% due 01/30/2031		9,400	8,072
3.400% due 06/21/2029		50,000	44,864
4.500% due 12/01/2028		6,600	6,424
BPCE SA 4.000% due 09/12/2023		77,900	77,863
Brandywine Operating Partnership LP
3.950% due 11/15/2027		12,400	11,708
4.550% due 10/01/2029		17,900	17,109
Brixmor Operating Partnership LP
2.250% due 04/01/2028		2,500	2,147
3.900% due 03/15/2027		3,090	2,960
4.050% due 07/01/2030		25,200	22,764
4.125% due 06/15/2026		8,500	8,310
Brookfield Finance, Inc.
4.000% due 04/01/2024		1,600	1,601
4.350% due 04/15/2030		11,200	10,697
Brown & Brown, Inc. 2.375% due 03/15/2031		2,600	2,061
CaixaBank SA 3.750% due 02/15/2029 •	EUR	4,900	5,080
Camden Property Trust 2.800% due 05/15/2030		$4,848	4,284
Canadian Imperial Bank of Commerce 3.450% due 04/07/2027		6,500	6,236
Cape Lookout Re Ltd. 6.693% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		57,700	57,287
Capital One Financial Corp.
2.636% due 03/03/2026 •		7,300	6,902
4.166% due 05/09/2025 •		17,000	16,762
4.250% due 04/30/2025		35,780	35,713
4.927% due 05/10/2028 •		23,600	23,392
Carlyle Finance LLC 5.650% due 09/15/2048		2,660	2,582
Charles Schwab Corp. 1.950% due 12/01/2031		3,780	3,065
Citigroup, Inc.
1.669% (SOFRRATE + 0.694%) due 01/25/2026 ~(k)		4,700	4,542
1.678% due 05/15/2024 •		63,400	62,153
2.014% due 01/25/2026 •(k)		4,000	3,752
2.572% due 06/03/2031 •(k)		39,200	32,985
2.603% (US0003M + 1.023%) due 06/01/2024 ~		30,000	29,810
2.876% due 07/24/2023 •		5,513	5,511
3.010% (US0003M + 1.430%) due 09/01/2023 ~		4,626	4,622
3.070% due 02/24/2028 •		109,200	101,377
3.290% due 03/17/2026 •(k)		42,200	40,849
3.527% (US0003M + 1.250%) due 07/01/2026 ~		7,050	6,911
4.140% due 05/24/2025 •		10,500	10,466
4.658% due 05/24/2028 •		2,400	2,384
Citrus Re Ltd. 6.798% (T-BILL 3MO + 5.100%) due 06/07/2029 ~		30,000	29,993
CNA Financial Corp. 2.050% due 08/15/2030		3,200	2,579
Commonwealth Bank of Australia
2.296% due 03/14/2025		4,800	4,633
2.552% due 03/14/2027		2,600	2,430
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		6,000	5,353
1.106% due 02/24/2027 •		26,200	23,143
2.625% due 07/22/2024		16,400	15,886
3.875% due 09/26/2023		17,150	17,141
4.375% due 08/04/2025		23,800	23,636
Corporate Office Properties LP
2.250% due 03/15/2026		5,390	4,892
2.750% due 04/15/2031		2,700	2,186
CPI Property Group SA
1.500% due 01/27/2031	EUR	2,786	1,941
1.625% due 04/23/2027		28,900	24,229
Credit Agricole SA
1.247% due 01/26/2027 •		$7,800	6,879
1.907% due 06/16/2026 •		15,900	14,644
Credit Suisse AG
3.700% due 02/21/2025		4,400	4,302
6.500% due 08/08/2023 (j)		14,900	14,938

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Credit Suisse Group AG
2.193% due 06/05/2026 •		53,250	48,335
2.593% due 09/11/2025 •		23,800	22,417
2.961% (US0003M + 1.240%) due 06/12/2024 ~		750	751
2.997% due 12/14/2023 •		1,600	1,590
3.750% due 03/26/2025		45,535	44,166
3.800% due 06/09/2023		35,350	35,032
3.869% due 01/12/2029 •		43,400	39,041
4.207% due 06/12/2024 •		6,900	6,840
4.282% due 01/09/2028		500	467
6.250% due 12/18/2024 •(i)(j)		3,700	3,380
6.250% due 12/18/2024 •(i)		400	365
7.125% due 07/29/2022 •(i)(j)		5,800	5,797
7.250% due 09/12/2025 •(i)(j)		2,000	1,738
7.500% due 07/17/2023 •(i)(j)		5,500	5,088
7.500% due 12/11/2023 •(i)(j)		15,900	15,187
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		102,629	102,723
Crown Castle International Corp.
2.900% due 03/15/2027		500	462
3.150% due 07/15/2023		2,400	2,375
3.700% due 06/15/2026		600	580
CubeSmart LP
2.500% due 02/15/2032		7,600	6,181
4.000% due 11/15/2025		1,700	1,684
Danske Bank AS
1.171% due 12/08/2023 •		8,500	8,389
1.621% due 09/11/2026 •		9,200	8,244
3.773% due 03/28/2025 •		19,850	19,536
4.298% due 04/01/2028 •		22,900	21,738
5.375% due 01/12/2024		2,611	2,636
Deutsche Bank AG
0.962% due 11/08/2023		28,700	27,516
1.375% due 09/03/2026 •	EUR	19,900	19,401
1.625% due 01/20/2027		46,900	44,074
1.665% due 11/08/2023 •		$9,600	9,487
1.750% due 01/17/2028	EUR	12,300	11,252
2.129% due 11/24/2026 •(k)		$22,800	20,279
2.222% due 09/18/2024 •		45,630	44,021
2.311% due 11/16/2027 •		30,400	26,258
2.444% (SOFRRATE + 1.219%) due 11/16/2027 ~		18,300	16,746
2.601% (US0003M + 1.190%) due 11/16/2022 ~		40,100	40,090
2.625% due 12/16/2024	GBP	7,500	8,699
2.783% (US0003M + 1.230%) due 02/27/2023 ~		$1,900	1,898
3.035% due 05/28/2032 •(k)		600	475
3.300% due 11/16/2022		29,400	29,397
3.547% due 09/18/2031 •		50,450	42,283
3.700% due 05/30/2024		3,000	2,949
3.729% due 01/14/2032 •(k)		800	602
3.950% due 02/27/2023		63,000	62,878
3.961% due 11/26/2025 •		286,405	277,024
Digital Euro Finco LLC 2.625% due 04/15/2024	EUR	200	209
Digital Realty Trust LP
3.600% due 07/01/2029		$26,910	24,345
4.450% due 07/15/2028		45,490	44,198
Diversified Healthcare Trust
4.375% due 03/01/2031		2,000	1,363
9.750% due 06/15/2025		17,800	17,585
DNB Bank ASA 1.127% due 09/16/2026 •		12,100	10,909
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		578	570
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		58	58
Empower Finance LP
1.357% due 09/17/2027		15,600	13,439
1.776% due 03/17/2031		4,100	3,293
EPR Properties
3.600% due 11/15/2031		14,000	11,082
3.750% due 08/15/2029		13,100	10,915
4.500% due 06/01/2027		5,300	4,802
4.950% due 04/15/2028		16,780	15,451
Equinix, Inc.
1.000% due 09/15/2025		65,500	58,751
1.000% due 03/15/2033	EUR	4,700	3,642
1.550% due 03/15/2028		$38,144	32,120
2.500% due 05/15/2031		14,790	11,998
2.625% due 11/18/2024		2,400	2,304
3.200% due 11/18/2029		4,600	4,091
Equitable Holdings, Inc.
4.350% due 04/20/2028		3,400	3,283
5.000% due 04/20/2048		1,800	1,668
ERP Operating LP 2.500% due 02/15/2030		26,000	22,747

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Essex Portfolio LP
1.650% due 01/15/2031		5,665	4,433
2.550% due 06/15/2031		1,180	988
3.250% due 05/01/2023		1,600	1,594
3.375% due 04/15/2026		1,380	1,334
3.500% due 04/01/2025		6,100	5,976
European Bank for Reconstruction & Development 1.625% due 09/27/2024		11,500	11,149
European Investment Bank 2.875% due 06/13/2025		4,540	4,515
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		7,600	7,560
Federal Realty OP LP
1.250% due 02/15/2026		1,600	1,433
3.250% due 07/15/2027		1,200	1,129
3.500% due 06/01/2030		11,900	10,821
Fidelity National Financial, Inc.
2.450% due 03/15/2031		4,900	3,905
3.400% due 06/15/2030		1,800	1,578
Fifth Third Bacorp 4.055% due 04/25/2028 •		13,600	13,272
First American Financial Corp. 4.000% due 05/15/2030		8,290	7,461
Ford Motor Credit Co. LLC
0.092% due 12/07/2022 •	EUR	19,000	19,767
0.346% due 12/01/2024 •		2,700	2,641
1.514% due 02/17/2023		2,100	2,173
1.744% due 07/19/2024		1,800	1,747
2.330% due 11/25/2025		1,700	1,582
2.366% (US0003M + 1.080%) due 08/03/2022 ~		$8,100	8,083
2.386% due 02/17/2026	EUR	4,575	4,205
2.748% due 06/14/2024	GBP	3,900	4,391
2.900% due 02/16/2028		$6,900	5,571
2.979% due 08/03/2022		1,000	1,000
3.021% due 03/06/2024	EUR	14,300	14,403
3.250% due 09/15/2025		7,800	7,509
3.350% due 11/01/2022		$16,200	16,114
3.370% due 11/17/2023		57,400	56,022
3.375% due 11/13/2025		17,400	15,723
3.550% due 10/07/2022		88,700	88,408
3.664% due 09/08/2024		6,000	5,685
3.810% due 01/09/2024		13,200	12,830
4.000% due 11/13/2030		13,100	10,641
4.063% due 11/01/2024		5,400	5,138
4.134% due 08/04/2025		5,000	4,750
4.389% due 01/08/2026		500	462
4.535% due 03/06/2025	GBP	4,400	5,025
4.542% due 08/01/2026		$9,200	8,435
4.687% due 06/09/2025		2,600	2,463
5.113% due 05/03/2029		7,650	6,874
5.125% due 06/16/2025		37,100	35,506
5.584% due 03/18/2024		85,410	85,144
Franklin Resources, Inc. 1.600% due 10/30/2030		12,500	9,821
GA Global Funding Trust
1.250% due 12/08/2023		10,250	9,844
1.625% due 01/15/2026		8,200	7,439
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,400	5,209
GATX Corp. 4.000% due 06/30/2030		33,300	30,748
General Motors Financial Co., Inc.
2.439% (SOFRRATE + 1.200%) due 11/17/2023 ~		47,450	46,783
3.550% due 07/08/2022		76,500	76,501
4.250% due 05/15/2023		3,750	3,764
5.100% due 01/17/2024		16,680	16,859
Glitnir Banki HF 0.000% due 12/31/2030 «	EUR	27	0
Globe Life, Inc. 2.150% due 08/15/2030		$12,500	10,226
GLP Capital LP
3.250% due 01/15/2032		400	321
3.350% due 09/01/2024		4,800	4,605
4.000% due 01/15/2030		19,400	17,022
4.000% due 01/15/2031		2,800	2,419
5.250% due 06/01/2025		4,090	4,019
5.300% due 01/15/2029		3,100	2,968
5.375% due 04/15/2026		1,500	1,471
Goldman Sachs Group, Inc.
1.217% due 12/06/2023		54,700	52,738
1.757% due 01/24/2025 •		3,300	3,175
1.948% due 10/21/2027 •		8,600	7,617
2.009% (SOFRRATE + 0.620%) due 12/06/2023 ~		7,800	7,710
2.184% (US0003M + 1.000%) due 07/24/2023 ~		4,800	4,796
2.255% (US0003M + 0.750%) due 02/23/2023 ~		16,900	16,876
2.581% (US0003M + 1.170%) due 05/15/2026 ~		5,300	5,178

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.640% due 02/24/2028 •		10,763	9,776
3.000% due 03/15/2024		29,200	28,837
3.615% due 03/15/2028 •		11,800	11,176
Goodman U.S. Finance Four LLC 4.625% due 05/04/2032		25,700	25,243
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		10,100	9,678
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025		12,400	11,264
GSPA Monetization Trust 6.422% due 10/09/2029		13,118	13,058
Guardian Life Global Funding 1.250% due 11/19/2027		10,700	9,227
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		2,590	2,166
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		35,800	32,696
HAT Holdings LLC 3.750% due 09/15/2030		15,355	12,275
Healthcare Realty Trust, Inc. 2.050% due 03/15/2031		3,100	2,440
Healthcare Trust of America Holdings LP
2.000% due 03/15/2031		7,900	6,132
3.100% due 02/15/2030		2,800	2,415
3.500% due 08/01/2026		8,200	7,815
Healthpeak Properties, Inc. 2.875% due 01/15/2031		5,000	4,319
Highwoods Realty LP
3.050% due 02/15/2030		600	517
4.200% due 04/15/2029		3,600	3,379
Host Hotels & Resorts LP
3.375% due 12/15/2029		7,600	6,441
3.500% due 09/15/2030		2,800	2,395
HSBC Holdings PLC
3.033% due 11/22/2023 •		12,550	12,495
5.250% due 09/16/2022 •(i)(j)	EUR	1,000	1,035
5.875% due 09/28/2026 •(i)(j)	GBP	16,600	18,402
6.000% due 09/29/2023 •(i)(j)	EUR	200	208
Hudson Pacific Properties LP
3.250% due 01/15/2030		$23,300	20,307
4.650% due 04/01/2029		4,500	4,324
ING Groep NV
1.400% due 07/01/2026 •		27,200	24,735
3.875% due 05/16/2027 •(i)(j)		200	146
4.017% due 03/28/2028 •		7,600	7,245
4.250% due 05/16/2031 •(i)(j)		200	137
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		5,700	4,462
2.100% due 06/15/2030		13,000	10,890
3.000% due 06/15/2050		5,500	4,034
Intesa Sanpaolo SpA 3.250% due 09/23/2024		41,900	40,599
Invitation Homes Operating Partnership LP
2.300% due 11/15/2028		3,250	2,737
2.700% due 01/15/2034		3,900	3,006
JAB Holdings BV 2.200% due 11/23/2030		1,000	790
JPMorgan Chase & Co.
0.697% due 03/16/2024 •		14,500	14,188
1.470% due 09/22/2027 •		26,900	23,612
1.514% due 06/01/2024 •		6,600	6,437
1.578% due 04/22/2027 •		11,500	10,253
2.074% (US0003M + 0.890%) due 07/23/2024 ~		43,100	42,929
2.182% due 06/01/2028 •		58,450	52,013
2.272% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	4,719
2.414% (US0003M + 1.230%) due 10/24/2023 ~		1,100	1,100
2.595% due 02/24/2026 •		41,600	39,588
2.739% due 10/15/2030 •		5,800	5,065
2.947% due 02/24/2028 •		41,550	38,528
3.797% due 07/23/2024 •		10,600	10,567
Jyske Realkredit AS 1.500% due 10/01/2053	DKK	5,980	659
Kilroy Realty LP
2.500% due 11/15/2032		$11,700	9,146
2.650% due 11/15/2033		4,500	3,489
3.050% due 02/15/2030		6,700	5,748
4.250% due 08/15/2029		2,100	1,989
4.375% due 10/01/2025		2,900	2,867
Kimco Realty Corp.
1.900% due 03/01/2028		12,000	10,400
2.700% due 03/01/2024		7,500	7,330
2.700% due 10/01/2030		1,700	1,465
3.200% due 04/01/2032		27,580	24,132
3.300% due 02/01/2025		9,200	9,009
KKR Group Finance Co. LLC
3.500% due 08/25/2050		13,500	10,148

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

3.750% due 07/01/2029		5,300	4,959
Kookmin Bank
2.500% due 11/04/2030		3,800	3,211
4.500% due 02/01/2029		2,700	2,669
Lazard Group LLC
4.375% due 03/11/2029		3,700	3,535
4.500% due 09/19/2028		7,000	6,717
Life Storage LP
2.200% due 10/15/2030		3,400	2,728
2.400% due 10/15/2031		4,000	3,188
4.000% due 06/15/2029		500	462
Lifestorage LP 3.500% due 07/01/2026		5,600	5,361
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		11,443	11,308
Lloyds Bank PLC 0.000% due 04/02/2032 þ		43,800	28,182
Lloyds Banking Group PLC
2.636% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	9,990	6,840
2.907% due 11/07/2023 •		$5,300	5,283
3.500% due 04/01/2026 •	EUR	6,500	6,873
3.900% due 03/12/2024		$9,900	9,847
4.000% due 03/07/2025	AUD	22,400	15,036
4.375% due 03/22/2028		$2,300	2,237
4.947% due 06/27/2025 •(i)(j)	EUR	1,900	1,874
Loews Corp. 3.200% due 05/15/2030		$7,200	6,562
Logicor Financing SARL
1.625% due 07/15/2027	EUR	7,200	6,529
2.250% due 05/13/2025		41,100	41,145
3.250% due 11/13/2028		10,900	10,323
LXP Industrial Trust
2.375% due 10/01/2031		$8,200	6,349
2.700% due 09/15/2030		2,900	2,385
Manulife Financial Corp.
2.484% due 05/19/2027		26,700	24,392
3.703% due 03/16/2032		10,800	9,937
Metropolitan Life Global Funding 3.450% due 12/18/2026		19,500	18,834
Mid-America Apartments LP
1.700% due 02/15/2031		7,600	6,019
2.750% due 03/15/2030		4,100	3,576
3.950% due 03/15/2029		14,700	14,051
4.200% due 06/15/2028		1,300	1,273
4.300% due 10/15/2023		100	101
Mitsubishi HC Capital, Inc. 2.652% due 09/19/2022		5,680	5,680
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		23,000	21,150
1.640% due 10/13/2027 •		6,200	5,469
2.351% (US0003M + 0.740%) due 03/02/2023 ~		37,500	37,509
2.801% due 07/18/2024		33,700	32,852
3.407% due 03/07/2024		938	931
3.455% due 03/02/2023		10,000	10,017
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •		17,800	17,313
1.979% (US0003M + 0.990%) due 07/10/2024 ~		24,100	24,011
1.979% due 09/08/2031 •		13,800	10,935
2.201% due 07/10/2031 •		30,800	25,019
2.401% (US0003M + 0.790%) due 03/05/2023 ~		25,200	25,205
2.555% due 09/13/2025 •		35,400	33,942
3.261% due 05/22/2030 •		1,200	1,077
3.922% due 09/11/2024 •		18,900	18,853
Morgan Stanley
2.114% (SOFRRATE + 1.165%) due 04/17/2025 ~		41,300	40,801
2.584% (US0003M + 1.400%) due 10/24/2023 ~		5,100	5,100
3.620% due 04/17/2025 •		9,000	8,892
3.737% due 04/24/2024 •		24,700	24,625
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		18,150	16,504
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,400	1,638
3.692% due 06/05/2028		3,500	3,697
National Health Investors, Inc. 3.000% due 02/01/2031		$6,990	5,373
National Retail Properties, Inc. 2.500% due 04/15/2030		3,500	2,984
Nationwide Building Society
3.766% due 03/08/2024 •		134,000	133,686
3.960% due 07/18/2030 •		36,800	34,186
4.363% due 08/01/2024 •		12,820	12,840
Natwest Group PLC
0.000% due 09/12/2023		45,550	45,429
0.750% due 11/15/2025 •	EUR	7,609	7,587
3.073% due 05/22/2028 •		$27,400	24,930
3.747% (US0003M + 1.550%) due 06/25/2024 ~		42,800	42,850

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

4.519% due 06/25/2024 •		39,100	39,019
4.892% due 05/18/2029 •		21,100	20,469
8.000% due 08/10/2025 •(i)(j)		1,200	1,190
NatWest Markets PLC 3.479% due 03/22/2025		11,500	11,220
New York Life Insurance Co. 3.750% due 05/15/2050		5,600	4,587
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		30,200	25,477
2.000% due 03/09/2026		23,900	20,706
2.305% (US0003M + 0.640%) due 03/08/2024 ~		21,600	21,079
2.450% due 09/15/2028		500	404
2.600% due 09/28/2022		13,022	12,959
2.650% due 07/13/2022		7,500	7,499
2.750% due 03/09/2028		8,550	7,156
2.924% due 09/28/2022 •		6,792	6,770
3.450% due 03/15/2023		200	199
3.875% due 09/21/2023		2,600	2,583
Nomura Holdings, Inc.
1.851% due 07/16/2025		44,500	40,809
2.679% due 07/16/2030		9,500	7,779
Norinchukin Bank 2.080% due 09/22/2031		19,700	16,085
NTT Finance Corp.
0.373% due 03/03/2023		11,200	11,008
0.583% due 03/01/2024		7,000	6,660
1.162% due 04/03/2026		11,600	10,439
Nuveen Finance LLC 4.125% due 11/01/2024		5,475	5,440
Nykredit Realkredit AS 1.000% due 10/01/2050	DKK	61,942	6,859
Old Republic International Corp. 3.875% due 08/26/2026		$2,850	2,774
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		24,890	20,235
3.625% due 10/01/2029		14,300	12,152
4.375% due 08/01/2023		42	42
5.250% due 01/15/2026		33,800	33,511
OneMain Finance Corp. 6.875% due 03/15/2025		41,090	39,026
Ontario Teachers' Cadillac Fairview Properties Trust 4.125% due 02/01/2029		4,700	4,624
ORIX Corp. 4.000% due 04/13/2032		20,100	19,166
Pacific Life Global Funding II 1.200% due 06/24/2025		1,600	1,471
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		5,188	5,171
5.500% due 02/15/2024		937	930
Physicians Realty LP 3.950% due 01/15/2028		3,900	3,722
Piedmont Operating Partnership LP 3.150% due 08/15/2030		19,300	16,068
Pinnacol Assurance 8.625% due 06/25/2034 «(k)		15,000	16,722
Piper Sandler Cos. 5.200% due 10/15/2023		14,000	13,808
PNC Bank N.A. 2.500% due 08/27/2024		17,500	17,019
Primerica, Inc. 2.800% due 11/19/2031		8,600	7,206
Principal Life Global Funding
1.250% due 06/23/2025		4,600	4,229
1.250% due 08/16/2026		14,000	12,400
Progressive Corp. 2.500% due 03/15/2027		7,000	6,622
Protective Life Global Funding 3.104% due 04/15/2024		23,900	23,635
Prudential PLC 3.125% due 04/14/2030		2,800	2,580
Public Storage 0.500% due 09/09/2030	EUR	5,900	4,854
Realkredit Danmark AS 1.500% due 10/01/2053	DKK	68,452	7,945
Realty Income Corp.
2.200% due 06/15/2028		$550	483
2.850% due 12/15/2032		4,400	3,787
3.100% due 12/15/2029		8,900	8,109
3.250% due 01/15/2031		12,300	11,194
3.400% due 01/15/2028		5,000	4,728
3.875% due 04/15/2025		2,800	2,782
3.950% due 08/15/2027		1,100	1,074
4.625% due 11/01/2025		6,600	6,701
4.875% due 06/01/2026		6,600	6,739
Regency Centers LP 3.700% due 06/15/2030		11,480	10,431

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Reinsurance Group of America, Inc. 3.150% due 06/15/2030		6,300	5,576
Reliance Standard Life Global Funding 2.625% due 07/22/2022		12,100	12,099
RGA Global Funding 2.000% due 11/30/2026		15,500	14,131
Sanders Re Ltd. 11.750% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		17,400	17,415
Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	751
3.400% due 01/18/2023		3,400	3,396
3.450% due 06/02/2025		22,500	21,660
Santander U.K. Group Holdings PLC 2.896% due 03/15/2032 •		2,500	2,076
SBA Tower Trust
1.884% due 07/15/2050		24,900	23,017
2.328% due 07/15/2052		12,200	10,840
2.836% due 01/15/2050		3,987	3,851
Scentre Group Trust
3.500% due 02/12/2025		1,000	972
3.625% due 01/28/2026		7,100	6,850
4.375% due 05/28/2030		60,250	57,845
Service Properties Trust
4.350% due 10/01/2024		11,200	9,118
4.375% due 02/15/2030		300	201
4.650% due 03/15/2024		700	603
4.750% due 10/01/2026		31,200	22,779
4.950% due 02/15/2027		1,400	1,033
4.950% due 10/01/2029		10,000	6,839
Shinhan Bank Co. Ltd. 4.000% due 04/23/2029		8,500	8,153
Simon Property Group LP
2.000% due 09/13/2024		5,000	4,785
2.450% due 09/13/2029		10,500	8,930
3.375% due 12/01/2027		4,600	4,322
Sitka Holdings LLC 6.750% due 07/06/2026 •		24,150	23,376
SL Green Realty Corp. 4.500% due 12/01/2022		850	851
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023		1,300	1,290
Societe Generale SA
1.488% due 12/14/2026 •		26,600	23,503
1.792% due 06/09/2027 •		17,900	15,645
4.250% due 09/14/2023		57,450	57,549
7.375% due 10/04/2023 •(i)(j)		2,200	2,120
7.875% due 12/18/2023 •(i)(j)		5,050	4,960
Spirit Realty LP
2.100% due 03/15/2028		6,400	5,371
3.200% due 02/15/2031		5,800	4,864
3.400% due 01/15/2030		9,200	7,976
4.000% due 07/15/2029		2,590	2,371
Standard Chartered PLC
0.991% due 01/12/2025 •		12,800	12,100
1.319% due 10/14/2023 •		4,100	4,071
1.456% due 01/14/2027 •		12,900	11,392
1.822% due 11/23/2025 •		39,000	36,147
2.209% (SOFRRATE + 0.930%) due 11/23/2025 ~		14,200	13,878
3.971% due 03/30/2026 •		24,500	23,957
7.750% due 04/02/2023 •(i)(j)		700	692
Starwood Property Trust, Inc. 4.375% due 01/15/2027		2,000	1,739
Stifel Financial Corp. 4.000% due 05/15/2030		32,600	30,322
STORE Capital Corp.
2.700% due 12/01/2031		800	642
2.750% due 11/18/2030		4,860	3,966
4.625% due 03/15/2029		400	391
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		41,400	38,080
1.902% due 09/17/2028		11,800	10,012
2.448% due 09/27/2024		10,700	10,313
2.472% due 01/14/2029		18,800	16,390
Sun Communities Operating LP
2.300% due 11/01/2028		4,900	4,196
2.700% due 07/15/2031		1,800	1,453
4.200% due 04/15/2032		6,300	5,736
SVB Financial Group 3.125% due 06/05/2030		8,700	7,495
Swedbank AB 3.356% due 04/04/2025		18,700	18,386
Synchrony Financial 5.150% due 03/19/2029		5,450	5,105
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	16,030	19,792
5.661% due 10/13/2041		8,222	10,397

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

5.744% due 04/13/2040		8,590	11,033
5.801% due 10/13/2040		22,355	28,777
Toronto-Dominion Bank 2.800% due 03/10/2027		$6,900	6,462
U.S. Bancorp 1.450% due 05/12/2025		6,600	6,194
UBS AG
5.125% due 05/15/2024 (j)		1,700	1,700
7.625% due 08/17/2022 (j)		35,049	35,153
UBS Group AG
2.361% (US0003M + 0.950%) due 08/15/2023 ~		9,100	9,097
2.859% due 08/15/2023 •		2,958	2,957
4.125% due 09/24/2025		7,200	7,154
4.125% due 04/15/2026		39,400	38,843
4.253% due 03/23/2028		6,200	6,020
4.375% due 02/10/2031 •(i)(j)		2,000	1,468
4.751% due 05/12/2028 •		2,800	2,774
UDR, Inc.
3.000% due 08/15/2031		1,500	1,283
3.100% due 11/01/2034		3,900	3,207
4.400% due 01/26/2029		5,000	4,941
UniCredit SpA
2.569% due 09/22/2026 •		15,300	13,703
7.830% due 12/04/2023		350,050	362,623
Ventas Realty LP
3.000% due 01/15/2030		33,600	29,430
4.125% due 01/15/2026		5,000	4,952
VICI Properties LP 4.750% due 02/15/2028		18,250	17,453
Virgin Money U.K. PLC 4.000% due 09/03/2027 •	GBP	2,300	2,674
Volkswagen Bank GmbH
1.032% (EUR003M + 1.470%) due 08/01/2022 ~	EUR	5,000	5,244
1.250% due 08/01/2022		9,500	9,961
1.875% due 01/31/2024		24,700	25,735
2.500% due 07/31/2026		12,500	12,707
Volkswagen Leasing GmbH 2.625% due 01/15/2024		6,700	7,077
WEA Finance LLC 3.750% due 09/17/2024		$12,300	11,880
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	4,700	4,385
2.393% due 06/02/2028 •		$18,600	16,672
2.406% due 10/30/2025 •		21,300	20,301
2.469% (US0003M + 1.230%) due 10/31/2023 ~		5,530	5,534
3.000% due 02/19/2025		5,100	4,990
3.350% due 03/02/2033 •		7,680	6,822
3.526% due 03/24/2028 •		30,000	28,441
3.550% due 09/29/2025		6,600	6,492
3.750% due 01/24/2024		10,362	10,394
3.908% due 04/25/2026 •		9,500	9,355
Welltower, Inc.
2.750% due 01/15/2031		21,050	17,777
3.100% due 01/15/2030		24,700	21,899
3.625% due 03/15/2024		9,950	9,878
3.850% due 06/15/2032		10,200	9,308
4.250% due 04/01/2026		800	792
Willis North America, Inc. 2.950% due 09/15/2029		2,200	1,888
WP Carey, Inc.
2.400% due 02/01/2031		5,000	4,089
2.450% due 02/01/2032		2,000	1,613
4.000% due 02/01/2025		5,450	5,418
4.250% due 10/01/2026		1,700	1,679
4.600% due 04/01/2024		7,500	7,542

			8,519,420

INDUSTRIALS 8.7%
7-Eleven, Inc.
0.625% due 02/10/2023		900	883
0.800% due 02/10/2024		1,446	1,371
1.300% due 02/10/2028		27,900	23,226
1.800% due 02/10/2031		13,400	10,474
AbbVie, Inc.
2.600% due 11/21/2024		19,300	18,704
2.850% due 05/14/2023		1,050	1,047
2.950% due 11/21/2026		10,900	10,336
3.600% due 05/14/2025		300	296
Activision Blizzard, Inc. 2.500% due 09/15/2050		4,700	3,229
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		12,328	11,623
Air Canada Pass-Through Trust
3.300% due 07/15/2031		960	875
3.600% due 09/15/2028		2,779	2,637

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

5.250% due 10/01/2030	4,301	4,305
Aker BP ASA 4.000% due 01/15/2031	1,100	989
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	16,075	15,893
Alcon Finance Corp. 2.600% due 05/27/2030	6,000	5,108
Amdocs Ltd. 2.538% due 06/15/2030	12,100	10,203
American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,400	1,197
3.000% due 04/15/2030	15,608	14,182
3.150% due 08/15/2033	17,921	15,893
3.200% due 12/15/2029	10,792	9,890
3.250% due 04/15/2030	6,647	5,571
3.350% due 04/15/2031	11,873	10,936
3.375% due 11/01/2028	9,187	8,251
3.500% due 08/15/2033	4,681	3,908
3.575% due 07/15/2029	3,912	3,640
3.600% due 03/22/2029	6,442	5,979
3.600% due 04/15/2031	548	481
3.650% due 02/15/2029	4,526	4,229
3.650% due 12/15/2029	3,916	3,250
3.700% due 04/01/2028	4,082	3,543
American Airlines, Inc. 5.750% due 04/20/2029	8,000	6,857
Amphenol Corp. 3.200% due 04/01/2024	1,900	1,887
Anheuser-Busch InBev Worldwide, Inc.
3.500% due 06/01/2030	48,500	45,509
4.350% due 06/01/2040	20,950	18,784
4.500% due 06/01/2050	24,930	22,453
4.600% due 06/01/2060	13,740	12,045
AP Moller - Maersk AS 4.500% due 06/20/2029	19,600	19,091
Arrow Electronics, Inc. 4.500% due 03/01/2023	3,000	3,012
AutoNation, Inc. 4.750% due 06/01/2030	6,715	6,324
Bacardi Ltd. 4.450% due 05/15/2025	18,200	18,038
BAE Systems PLC 3.000% due 09/15/2050	7,000	4,986
Banner Health 1.897% due 01/01/2031	1,900	1,585
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	7,700	6,145
BAT International Finance PLC 3.950% due 06/15/2025	1,600	1,571
BayCare Health System, Inc. 3.831% due 11/15/2050	2,700	2,418
Bayer U.S. Finance LLC
2.839% (US0003M + 1.010%) due 12/15/2023 ~	12,600	12,536
3.875% due 12/15/2023	8,400	8,388
4.250% due 12/15/2025	24,100	23,826
4.375% due 12/15/2028	30,400	29,635
Becton Dickinson & Co. 3.794% due 05/20/2050	5,500	4,551
Berry Global, Inc. 1.570% due 01/15/2026	4,900	4,377
Beth Israel Lahey Health, Inc.
2.220% due 07/01/2028	2,900	2,558
3.080% due 07/01/2051	7,000	5,092
Black Knight InfoServ LLC 3.625% due 09/01/2028	4,400	3,817
BMW Finance NV 2.250% due 08/12/2022	34,200	34,201
Boardwalk Pipelines LP 3.400% due 02/15/2031	5,000	4,269
Boeing Co.
1.167% due 02/04/2023	6,700	6,626
1.433% due 02/04/2024	72,290	69,112
1.950% due 02/01/2024	95,900	92,861
2.196% due 02/04/2026	10,550	9,526
2.750% due 02/01/2026	108,190	100,630
Boston Scientific Corp. 2.650% due 06/01/2030	42,280	36,933
British Airways Pass-Through Trust
2.900% due 09/15/2036	798	705
3.300% due 06/15/2034	3,390	3,030
3.350% due 12/15/2030	6,152	5,372
3.800% due 03/20/2033	1,780	1,687
4.250% due 05/15/2034	2,223	2,144
Broadcom, Inc.
1.950% due 02/15/2028	700	597
2.450% due 02/15/2031	58,100	46,738

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.600% due 02/15/2033	31,200	24,028
3.137% due 11/15/2035	187,937	142,976
3.187% due 11/15/2036	36,482	27,784
3.419% due 04/15/2033	30,954	25,631
3.469% due 04/15/2034	22,660	18,472
3.500% due 02/15/2041	22,500	17,006
3.750% due 02/15/2051	15,700	11,657
4.150% due 11/15/2030	17,332	15,898
4.300% due 11/15/2032	59,580	54,192
4.926% due 05/15/2037	116,681	104,773
Campbell Soup Co. 4.150% due 03/15/2028	34,200	33,620
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050	11,100	8,287
Celanese U.S. Holdings LLC 4.625% due 11/15/2022	1,700	1,711
Centene Corp.
4.250% due 12/15/2027	6,700	6,275
4.625% due 12/15/2029	7,000	6,548
CenterPoint Energy Resources Corp.
0.700% due 03/02/2023	13,400	13,126
1.750% due 10/01/2030	8,500	6,912
2.111% (US0003M + 0.500%) due 03/02/2023 ~	16,411	16,367
CGI, Inc. 1.450% due 09/14/2026	19,750	17,457
Charter Communications Operating LLC
2.250% due 01/15/2029	1,250	1,028
2.936% (US0003M + 1.650%) due 02/01/2024 ~	60,500	60,981
3.500% due 06/01/2041	9,800	6,874
3.700% due 04/01/2051	2,200	1,493
3.850% due 04/01/2061	2,040	1,346
4.400% due 04/01/2033	25,550	22,845
4.908% due 07/23/2025	38,800	38,943
6.484% due 10/23/2045	1,500	1,461
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024	13,700	14,207
Chevron Corp. 2.236% due 05/11/2030	2,900	2,548
Choice Hotels International, Inc. 3.700% due 12/01/2029	5,090	4,588
Citrix Systems, Inc.
1.250% due 03/01/2026	6,800	6,587
3.300% due 03/01/2030	2,700	2,636
4.500% due 12/01/2027	3,200	3,169
Coca-Cola Femsa SAB de CV 1.850% due 09/01/2032	11,800	9,182
CommonSpirit Health 3.910% due 10/01/2050	24,400	19,637
Conagra Brands, Inc. 1.375% due 11/01/2027	13,890	11,606
Constellation Brands, Inc. 3.700% due 12/06/2026	2,800	2,728
Continental Resources, Inc.
4.375% due 01/15/2028	4,889	4,605
5.750% due 01/15/2031	3,234	3,133
CoStar Group, Inc. 2.800% due 07/15/2030	10,600	8,836
Cox Communications, Inc. 2.950% due 10/01/2050	4,700	3,121
CRH America Finance, Inc.
3.400% due 05/09/2027	1,600	1,528
3.950% due 04/04/2028	18,900	18,369
4.500% due 04/04/2048	6,900	6,237
CVS Health Corp.
2.125% due 09/15/2031	8,500	6,904
3.250% due 08/15/2029	8,700	7,950
3.875% due 07/20/2025	2,770	2,757
4.300% due 03/25/2028	6,815	6,750
CVS Pass-Through Trust 8.353% due 07/10/2031	171	196
DAE Funding LLC 1.625% due 02/15/2024	19,300	18,290
Daimler Finance North America LLC
0.750% due 03/01/2024	32,500	30,901
2.550% due 08/15/2022	105,850	105,882
2.700% due 06/14/2024	23,000	22,513
3.700% due 05/04/2023	6,150	6,146
Daimler Trucks Finance North America LLC
1.930% (SOFRRATE + 0.500%) due 06/14/2023 ~	1,200	1,195
2.000% due 12/14/2026	1,300	1,169
2.088% (SOFRRATE + 0.600%) due 12/14/2023 ~	12,700	12,606
Dell International LLC
4.900% due 10/01/2026	15,300	15,337
5.300% due 10/01/2029	5,300	5,230
5.450% due 06/15/2023	16,056	16,223
6.020% due 06/15/2026	19,800	20,588

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

6.100% due 07/15/2027		7,300	7,661
6.200% due 07/15/2030		4,700	4,897
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		1,585	1,384
Discovery Communications LLC
3.625% due 05/15/2030		11,300	10,058
4.650% due 05/15/2050		39,300	30,980
Duke University
2.682% due 10/01/2044		18,800	14,540
2.832% due 10/01/2055		31,400	24,023
Eastern Energy Gas Holdings LLC 2.500% due 11/15/2024		8,400	8,121
eBay, Inc.
1.900% due 03/11/2025		7,000	6,582
2.700% due 03/11/2030		19,100	16,341
Electronic Arts, Inc. 1.850% due 02/15/2031		500	407
Elevance Health, Inc.
2.375% due 01/15/2025		2,000	1,928
2.550% due 03/15/2031		15,200	13,142
Emory University
1.566% due 09/01/2025		2,100	1,956
2.143% due 09/01/2030		12,300	10,787
2.969% due 09/01/2050		23,500	18,716
Empresa de Transporte de Pasajeros Metro SA 4.700% due 05/07/2050		15,100	12,505
Energy Transfer LP
2.900% due 05/15/2025		1,500	1,427
3.600% due 02/01/2023		2,300	2,294
4.250% due 03/15/2023		4,135	4,134
4.500% due 11/01/2023		14,709	14,789
4.950% due 05/15/2028		4,290	4,198
5.000% due 10/01/2022		4,722	4,729
5.000% due 05/15/2050		200	170
Entergy Louisiana LLC
1.600% due 12/15/2030		4,100	3,291
5.400% due 11/01/2024		2,400	2,482
EQM Midstream Partners LP
6.000% due 07/01/2025		3,304	3,174
6.500% due 07/01/2027		5,000	4,658
Equifax, Inc. 3.100% due 05/15/2030		2,390	2,102
Essential Utilities, Inc.
2.400% due 05/01/2031		1,890	1,575
3.351% due 04/15/2050		1,800	1,363
Expedia Group, Inc.
2.950% due 03/15/2031		5,100	4,062
3.250% due 02/15/2030		15,000	12,524
4.625% due 08/01/2027		5,000	4,809
6.250% due 05/01/2025		18,044	18,606
Ferguson Finance PLC 3.250% due 06/02/2030		4,400	3,814
Fidelity National Information Services, Inc. 1.150% due 03/01/2026		4,000	3,544
Fiserv, Inc. 2.650% due 06/01/2030		49,580	42,041
Flex Ltd. 4.875% due 05/12/2030		32,500	30,972
Ford Foundation 2.415% due 06/01/2050		5,100	3,648
Ford Motor Co. 3.250% due 02/12/2032		11,800	8,866
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029		19,112	16,557
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	2,200	2,024
GE Capital Funding LLC 4.550% due 05/15/2032		$77,000	74,367
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		14,097	13,185
GE Capital U.K. Funding Unlimited Co. 5.875% due 01/18/2033	GBP	300	405
General Electric Co.
1.743% (US0003M + 0.380%) due 05/05/2026 ~		$2,640	2,510
6.750% due 03/15/2032		800	896
7.500% due 08/21/2035		2,100	2,396
General Mills, Inc. 6.410% due 10/15/2022		10,400	10,495
General Motors Co. 6.125% due 10/01/2025 (k)		7,800	8,075
Global Payments, Inc.
1.200% due 03/01/2026		9,000	7,943
2.650% due 02/15/2025		3,930	3,754
2.900% due 05/15/2030		19,892	16,804
3.200% due 08/15/2029		5,300	4,636

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Gray Oak Pipeline LLC 3.450% due 10/15/2027	23,200	21,244
Hamilton College 4.750% due 07/01/2113	29,370	27,584
HCA, Inc.
5.375% due 09/01/2026	26,700	26,521
5.875% due 02/01/2029	1,700	1,705
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032	10,600	8,445
Huntington Ingalls Industries, Inc.
0.670% due 08/16/2023	12,400	11,962
2.043% due 08/16/2028	10,000	8,547
4.200% due 05/01/2030	3,500	3,302
Hyatt Hotels Corp. 2.563% (SOFRINDX + 1.050%) due 10/01/2023 ~	5,800	5,790
Hyundai Capital America
0.800% due 04/03/2023	59,320	57,893
0.800% due 01/08/2024	32,400	30,797
1.000% due 09/17/2024	32,500	30,194
1.150% due 11/10/2022	48,450	48,110
1.650% due 09/17/2026	75,100	66,283
2.100% due 09/15/2028	34,600	29,195
5.875% due 04/07/2025	11,992	12,369
Imperial Brands Finance PLC
3.125% due 07/26/2024	20,130	19,508
3.500% due 07/26/2026	34,025	31,932
3.875% due 07/26/2029	37,050	33,404
4.250% due 07/21/2025	16,305	16,162
Infor, Inc.
1.450% due 07/15/2023	5,600	5,451
1.750% due 07/15/2025	12,500	11,576
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	6,300	5,373
International Flavors & Fragrances, Inc.
1.230% due 10/01/2025	8,700	7,858
3.200% due 05/01/2023	5,100	5,083
3.268% due 11/15/2040	7,100	5,431
JetBlue Pass-Through Trust
2.750% due 11/15/2033	7,701	6,687
2.950% due 11/15/2029	534	464
4.000% due 05/15/2034	4,644	4,330
Kansas City Southern 2.875% due 11/15/2029	3,800	3,391
Kinder Morgan, Inc. 7.750% due 01/15/2032	5,100	5,956
KLA Corp. 4.650% due 11/01/2024	5,400	5,483
Komatsu Finance America, Inc. 2.437% due 09/11/2022	4,727	4,721
Kraft Heinz Foods Co.
6.500% due 02/09/2040	300	325
7.125% due 08/01/2039	25,200	28,277
Leidos, Inc.
2.300% due 02/15/2031	15,300	12,204
3.625% due 05/15/2025	1,800	1,764
4.375% due 05/15/2030	3,300	3,056
Level 3 Financing, Inc.
3.400% due 03/01/2027	16,100	13,898
3.750% due 07/15/2029	5,000	3,875
3.875% due 11/15/2029	12,520	10,365
Liberty Utilities Finance GP 1 2.050% due 09/15/2030	14,600	11,987
Magallanes, Inc.
3.428% due 03/15/2024	19,500	19,133
3.528% due 03/15/2024	10,250	10,043
3.755% due 03/15/2027	4,800	4,506
Marriott International, Inc.
3.500% due 10/15/2032	29,040	25,084
3.600% due 04/15/2024	11,400	11,302
4.150% due 12/01/2023	33,000	33,138
4.625% due 06/15/2030	1,600	1,536
Masco Corp. 1.500% due 02/15/2028	6,990	5,871
Mather Foundation 2.675% due 10/01/2031	1,050	925
Melco Resorts Finance Ltd. 4.875% due 06/06/2025	18,000	13,478
Micron Technology, Inc.
2.703% due 04/15/2032	1,400	1,118
4.975% due 02/06/2026	10,200	10,312
MidMichigan Health 3.409% due 06/01/2050	29,500	23,675
Mileage Plus Holdings LLC 6.500% due 06/20/2027	1,400	1,380
Mohawk Industries, Inc. 3.625% due 05/15/2030	3,100	2,769

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Moody's Corp. 3.250% due 05/20/2050		1,200	895
Motorola Solutions, Inc. 2.300% due 11/15/2030		18,470	14,470
Motors Liquidation Co. 8.375% due 07/05/2033 ^«(d)	EUR	20,000	0
MPLX LP 4.700% due 04/15/2048		$7,200	6,068
Mylan, Inc. 3.125% due 01/15/2023		1,500	1,491
National Fuel Gas Co. 2.950% due 03/01/2031		10,900	8,857
NetApp, Inc.
1.875% due 06/22/2025		4,700	4,389
2.375% due 06/22/2027		27,600	25,111
2.700% due 06/22/2030		40,900	34,515
Netflix, Inc. 4.625% due 05/15/2029	EUR	15,319	15,181
Newell Brands, Inc.
4.450% due 04/01/2026		$2,700	2,580
4.875% due 06/01/2025		2,600	2,565
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	1,200	1,176
3.043% due 09/15/2023		$44,300	43,580
3.201% due 09/17/2028	EUR	3,100	2,895
3.522% due 09/17/2025		$122,700	116,277
4.345% due 09/17/2027		132,900	122,100
4.810% due 09/17/2030		41,900	37,263
NVR, Inc. 3.000% due 05/15/2030		4,623	3,987
NXP BV
2.700% due 05/01/2025		4,788	4,556
3.150% due 05/01/2027		4,100	3,804
3.400% due 05/01/2030		1,700	1,501
3.875% due 06/18/2026		37,682	36,347
4.300% due 06/18/2029		2,100	2,005
5.350% due 03/01/2026		13,800	14,078
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050		4,000	2,809
Occidental Petroleum Corp. 6.950% due 07/01/2024		2,163	2,232
Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/01/2022 (g)(i)		38,250	163
ONEOK Partners LP
6.125% due 02/01/2041		2,170	2,071
6.850% due 10/15/2037		2,200	2,263
Oracle Corp.
2.800% due 04/01/2027		300	274
2.950% due 04/01/2030		1,500	1,283
3.600% due 04/01/2050		12,600	8,776
3.850% due 04/01/2060		15,000	10,312
Orlando Health Obligated Group 3.327% due 10/01/2050		1,100	858
Panasonic Holdings Corp. 2.536% due 07/19/2022		11,100	11,099
PayPal Holdings, Inc.
2.300% due 06/01/2030		20,100	17,274
2.850% due 10/01/2029		14,900	13,496
3.250% due 06/01/2050		12,000	9,082
PeaceHealth Obligated Group 3.218% due 11/15/2050		8,900	6,702
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		2,700	2,703
Penske Truck Leasing Co. LP
3.450% due 07/01/2024		11,100	10,873
4.125% due 08/01/2023		2,400	2,410
Perrigo Finance Unlimited Co.
3.900% due 12/15/2024		1,000	937
4.400% due 06/15/2030		11,400	10,189
President & Fellows of Harvard College 2.517% due 10/15/2050		550	404
Quanta Services, Inc.
0.950% due 10/01/2024		1,100	1,018
2.900% due 10/01/2030		4,000	3,300
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		8,190	6,574
2.800% due 09/15/2050		5,500	3,744
Renesas Electronics Corp.
1.543% due 11/26/2024		7,060	6,598
2.170% due 11/25/2026		3,801	3,394
Roche Holdings, Inc. 1.930% due 12/13/2028		5,700	5,043
Rolls-Royce PLC 5.750% due 10/15/2027		1,200	1,085
Royalty Pharma PLC
1.200% due 09/02/2025		11,900	10,621

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

1.750% due 09/02/2027		13,000	11,093
Rumo Luxembourg SARL 5.250% due 01/10/2028		15,500	14,570
S&P Global, Inc.
2.700% due 03/01/2029		24,100	21,948
4.250% due 05/01/2029		5,600	5,543
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		1,400	1,348
4.500% due 05/15/2030		37,900	36,361
5.000% due 03/15/2027		4,375	4,394
5.625% due 04/15/2023		2,800	2,827
Sands China Ltd.
3.800% due 01/08/2026		600	482
5.125% due 08/08/2025		300	252
Seagate HDD Cayman
4.091% due 06/01/2029		2,100	1,810
4.125% due 01/15/2031		6,900	5,653
4.875% due 06/01/2027		800	759
5.750% due 12/01/2034		750	661
Siemens Financieringsmaatschappij NV
1.200% due 03/11/2026		16,300	14,780
2.000% due 09/15/2023		300	296
Skyworks Solutions, Inc.
0.900% due 06/01/2023		400	387
1.800% due 06/01/2026		380	338
Southern Co.
1.554% (SOFRRATE + 0.370%) due 05/10/2023 ~		4,750	4,714
1.750% due 03/15/2028		7,190	6,156
3.700% due 04/30/2030		4,000	3,716
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022		139	138
Spirit AeroSystems, Inc.
3.950% due 06/15/2023		14,963	14,051
4.600% due 06/15/2028		6,800	5,032
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		4,005	3,843
Sprint Spectrum Co. LLC
4.738% due 03/20/2025		13,750	13,763
5.152% due 09/20/2029		50,700	51,153
Starbucks Corp. 2.550% due 11/15/2030		107,150	91,503
Sunnova Energy Corp. 5.875% due 09/01/2026		500	436
Sutter Health 3.361% due 08/15/2050		26,400	20,311
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		2,900	2,904
Syngenta Finance NV
4.441% due 04/24/2023		13,350	13,462
4.892% due 04/24/2025		4,700	4,716
5.182% due 04/24/2028		12,000	12,159
T-Mobile USA, Inc.
1.500% due 02/15/2026		23,400	21,172
2.050% due 02/15/2028		11,200	9,734
2.550% due 02/15/2031		31,900	26,876
2.700% due 03/15/2032		1,600	1,344
3.400% due 10/15/2052		17,300	12,814
3.500% due 04/15/2025		5,700	5,582
3.750% due 04/15/2027		22,270	21,462
3.875% due 04/15/2030		29,657	27,705
Takeda Pharmaceutical Co. Ltd. 2.050% due 03/31/2030		26,000	21,772
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		9,635	8,332
7.000% due 10/15/2028		3,900	4,252
Tesco PLC 5.125% due 04/10/2047	EUR	8,300	8,691
Teva Pharmaceutical Finance Netherlands BV
4.500% due 03/01/2025		20,900	20,533
6.000% due 04/15/2024		$9,300	9,184
Textron, Inc. 2.450% due 03/15/2031		7,300	6,005
Thermo Fisher Scientific, Inc. 1.750% due 10/15/2028		10,400	9,100
Transcontinental Gas Pipe Line Co. LLC 3.250% due 05/15/2030		5,200	4,675
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		22,400	18,391
TripAdvisor, Inc. 7.000% due 07/15/2025		4,200	4,071
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		5,016	4,573
4.625% due 12/03/2026		1,262	1,163
7.125% due 04/22/2025		3,642	3,677
United Airlines Pass-Through Trust
2.700% due 11/01/2033		7,280	6,230

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.900% due 11/01/2029		1,538	1,354
3.100% due 01/07/2030		4,621	4,230
3.450% due 06/01/2029		4,414	4,119
3.450% due 01/07/2030		1,896	1,647
3.500% due 09/01/2031		4,015	3,677
3.750% due 03/03/2028		1,271	1,212
4.000% due 10/11/2027		2,401	2,264
4.150% due 10/11/2025		2,228	2,189
4.150% due 02/25/2033		11,228	10,581
4.300% due 02/15/2027		942	902
5.875% due 04/15/2029		50,328	49,538
United Airlines, Inc. 4.375% due 04/15/2026		1,900	1,681
United Group BV 4.875% due 07/01/2024	EUR	5,700	5,447
Utah Acquisition Sub, Inc.
2.250% due 11/22/2024		6,500	6,619
3.950% due 06/15/2026		$8,800	8,307
Verisk Analytics, Inc. 3.625% due 05/15/2050		10,800	8,432
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,700	10,729
5.250% due 05/15/2029		10,000	10,399
VMware, Inc.
1.800% due 08/15/2028		$3,000	2,494
3.900% due 08/21/2027		100	96
4.500% due 05/15/2025		11,358	11,400
4.650% due 05/15/2027		18,560	18,482
4.700% due 05/15/2030		19,100	18,436
Volkswagen Group of America Finance LLC
2.700% due 09/26/2022		18,600	18,573
2.850% due 09/26/2024		17,200	16,768
3.125% due 05/12/2023		12,100	12,017
3.200% due 09/26/2026		3,700	3,503
3.350% due 05/13/2025		28,545	27,617
3.750% due 05/13/2030		6,400	5,883
4.250% due 11/13/2023		100,700	100,761
4.750% due 11/13/2028		43,500	43,315
Volkswagen International Finance NV 1.144% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	10,400	11,137
Walt Disney Co.
2.200% due 01/13/2028		$9,300	8,438
3.600% due 01/13/2051		27,100	22,679
3.800% due 05/13/2060		4,800	4,024
Weir Group PLC 2.200% due 05/13/2026		20,100	17,697
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		5,600	5,345
4.950% due 09/15/2028		6,100	5,897
Whirlpool Corp. 4.600% due 05/15/2050		27,900	23,998
Wipro IT Services LLC 1.500% due 06/23/2026		14,300	12,857
Woodside Finance Ltd. 3.650% due 03/05/2025		100	98
WPP Finance 3.750% due 09/19/2024		300	293
Wynn Las Vegas LLC 5.500% due 03/01/2025		30,700	28,151
Xylem, Inc.
1.950% due 01/30/2028		2,200	1,945
2.250% due 01/30/2031		6,400	5,339
3.250% due 11/01/2026		2,400	2,328
Yara International ASA
3.148% due 06/04/2030		12,500	10,680
4.750% due 06/01/2028		600	575
Zimmer Biomet Holdings, Inc. 1.164% due 11/15/2027	EUR	2,700	2,483
Zoetis, Inc. 2.000% due 05/15/2030		$32,800	27,492

			5,223,532

UTILITIES 3.2%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		7,524	5,629
AEP Texas, Inc. 3.950% due 06/01/2028		7,800	7,531
AES Corp.
2.450% due 01/15/2031		11,800	9,502
3.300% due 07/15/2025		21,950	20,627
3.950% due 07/15/2030		23,167	20,963
Alabama Power Co. 1.450% due 09/15/2030		5,480	4,452
Alliant Energy Finance LLC 1.400% due 03/15/2026		8,400	7,472

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Ameren Corp. 2.500% due 09/15/2024	200	194
Ameren Illinois Co. 1.550% due 11/15/2030	4,300	3,502
American Transmission Systems, Inc. 5.000% due 09/01/2044	700	676
American Water Capital Corp. 3.450% due 06/01/2029	9,800	9,230
Appalachian Power Co. 2.700% due 04/01/2031	23,700	20,473
Arizona Public Service Co.
2.200% due 12/15/2031	12,700	10,284
2.600% due 08/15/2029	6,400	5,604
3.350% due 05/15/2050	14,000	10,304
AT&T, Inc.
1.650% due 02/01/2028	14,950	12,947
2.250% due 02/01/2032	18,090	14,797
2.750% due 06/01/2031	42,350	36,611
3.850% due 06/01/2060	1,140	883
4.350% due 03/01/2029	4,100	4,040
Atmos Energy Corp. 1.500% due 01/15/2031	19,500	15,619
Azure Power Energy Ltd. 3.575% due 08/19/2026	2,313	1,917
Baltimore Gas & Electric Co. 2.800% due 08/15/2022	1,256	1,256
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030	2,500	2,401
Black Hills Corp. 2.500% due 06/15/2030	6,600	5,519
Boston Gas Co.
3.150% due 08/01/2027	2,900	2,696
3.757% due 03/16/2032	9,800	9,145
CenterPoint Energy Houston Electric LLC 2.900% due 07/01/2050	2,400	1,803
Clearway Energy Operating LLC 3.750% due 02/15/2031	10,700	8,659
Constellation Energy Generation LLC 3.250% due 06/01/2025	11,000	10,546
Dominion Energy, Inc. 2.250% due 08/15/2031	9,550	7,862
DTE Electric Co. 1.900% due 04/01/2028	5,690	5,077
Duke Energy Carolinas LLC
2.550% due 04/15/2031	6,500	5,691
2.850% due 03/15/2032	1,500	1,333
Duke Energy Corp.
2.450% due 06/01/2030	8,600	7,257
2.650% due 09/01/2026	600	563
Duke Energy Florida LLC 2.400% due 12/15/2031	2,580	2,209
Duke Energy Ohio, Inc. 3.650% due 02/01/2029	5,200	4,975
Duke Energy Progress LLC
2.000% due 08/15/2031	26,100	21,645
3.375% due 09/01/2023	1,900	1,903
3.400% due 04/01/2032	2,100	1,955
Edison International
2.950% due 03/15/2023	600	595
3.125% due 11/15/2022	6,700	6,690
5.750% due 06/15/2027	4,700	4,774
EDP Finance BV 1.710% due 01/24/2028	40,000	34,315
Enel Finance International NV
1.375% due 07/12/2026	18,800	16,520
1.875% due 07/12/2028	13,000	10,912
2.250% due 07/12/2031	800	629
2.650% due 09/10/2024	178,101	172,672
2.875% due 07/12/2041	2,800	1,890
4.625% due 06/15/2027	35,600	35,055
5.000% due 06/15/2032	14,100	13,628
Entergy Arkansas LLC 3.050% due 06/01/2023	1,600	1,596
Entergy Corp.
1.900% due 06/15/2028	2,100	1,804
2.800% due 06/15/2030	6,100	5,238
3.750% due 06/15/2050	7,700	6,059
Evergy Metro, Inc.
2.250% due 06/01/2030	12,600	10,872
3.150% due 03/15/2023	425	424
Exelon Corp.
2.750% due 03/15/2027	770	720
3.950% due 06/15/2025	933	931
Fells Point Funding Trust 3.046% due 01/31/2027	10,000	9,230

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

FirstEnergy Corp.
1.600% due 01/15/2026	5,500	4,810
2.250% due 09/01/2030	12,000	9,525
4.400% due 07/15/2027	2,000	1,890
Florida Power & Light Co. 3.700% due 12/01/2047	2,600	2,292
Georgia Power Co. 3.250% due 03/15/2051	9,900	7,291
Greenko Dutch BV 3.850% due 03/29/2026	8,245	7,013
Greenko Power Ltd. 4.300% due 12/13/2028	14,272	11,435
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025	24,000	22,560
5.950% due 07/29/2026	14,300	12,781
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022	5,000	4,996
India Clean Energy Holdings 4.500% due 04/18/2027	9,500	6,947
India Green Power Holdings 4.000% due 02/22/2027	5,500	4,311
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	11,370	10,573
ITC Holdings Corp. 2.950% due 05/14/2030	27,900	24,626
Kentucky Utilities Co. 3.300% due 06/01/2050	5,200	4,067
Massachusetts Electric Co. 1.729% due 11/24/2030	3,400	2,699
Metropolitan Edison Co.
3.500% due 03/15/2023	2,355	2,340
4.300% due 01/15/2029	1,760	1,734
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	9,400	9,231
Monongahela Power Co. 3.550% due 05/15/2027	4,400	4,190
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031	10,290	8,038
2.950% due 02/07/2024	3,250	3,218
8.000% due 03/01/2032	165	206
New York State Electric & Gas Corp.
1.950% due 10/01/2030	18,300	15,219
2.150% due 10/01/2031	3,410	2,818
NextEra Energy Capital Holdings, Inc.
1.775% (US0003M + 0.270%) due 02/22/2023 ~	7,150	7,106
1.900% due 06/15/2028	12,700	11,055
2.250% due 06/01/2030	73,790	62,035
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	1,000	981
4.278% due 12/15/2028	17,600	17,338
Northern States Power Co. 2.250% due 04/01/2031	8,300	7,265
NRG Energy, Inc. 3.875% due 02/15/2032	2,500	1,991
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)	74,008	45,663
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	536	517
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)	24,308	6,077
ONEOK, Inc.
5.850% due 01/15/2026	7,700	7,991
6.350% due 01/15/2031	11,100	11,608
Pacific Gas & Electric Co.
1.367% due 03/10/2023	39,300	38,711
1.700% due 11/15/2023	25,060	24,163
2.100% due 08/01/2027	28,879	24,233
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~	12,800	12,749
2.500% due 02/01/2031	39,700	30,404
2.950% due 03/01/2026	4,050	3,685
3.150% due 01/01/2026	32,240	29,563
3.250% due 02/16/2024	18,900	18,420
3.250% due 06/01/2031	18,660	15,091
3.300% due 03/15/2027	9,400	8,430
3.300% due 12/01/2027	10,000	8,740
3.300% due 08/01/2040	20,719	14,316
3.400% due 08/15/2024	2,230	2,145
3.450% due 07/01/2025	13,300	12,521
3.500% due 06/15/2025	16,990	16,106
3.500% due 08/01/2050	51,900	34,765
3.750% due 02/15/2024	15,685	15,340
3.750% due 07/01/2028	12,700	11,224
3.750% due 08/15/2042	2,000	1,357
3.850% due 11/15/2023	4,691	4,630
3.950% due 12/01/2047	24,400	16,943
4.000% due 12/01/2046	6,800	4,782

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

4.200% due 03/01/2029	31,800	28,416
4.250% due 08/01/2023	6,626	6,592
4.250% due 03/15/2046	9,600	7,030
4.300% due 03/15/2045	8,500	6,194
4.400% due 03/01/2032	26,200	22,773
4.450% due 04/15/2042	9,200	6,924
4.500% due 07/01/2040	23,100	17,938
4.500% due 12/15/2041	10,400	7,666
4.550% due 07/01/2030	49,903	44,389
4.600% due 06/15/2043	3,300	2,523
4.650% due 08/01/2028	6,100	5,657
4.750% due 02/15/2044	4,100	3,150
4.950% due 07/01/2050	7,800	6,239
PacifiCorp
2.700% due 09/15/2030	100	89
3.300% due 03/15/2051	100	78
Pennsylvania Electric Co. 3.250% due 03/15/2028	600	557
Public Service Co. of Colorado
1.900% due 01/15/2031	6,900	5,833
2.700% due 01/15/2051	18,600	13,268
ReNew Wind Energy AP2 4.500% due 07/14/2028	11,600	9,095
Rio Oil Finance Trust
8.200% due 04/06/2028	1,970	2,050
9.250% due 07/06/2024	6,368	6,605
9.750% due 01/06/2027	22,431	23,921
Rochester Gas & Electric Corp. 1.850% due 12/01/2030	600	481
San Diego Gas & Electric Co.
1.700% due 10/01/2030	14,400	11,833
3.320% due 04/15/2050	1,300	1,017
Shell International Finance BV
2.750% due 04/06/2030	13,200	11,926
3.250% due 04/06/2050	6,300	4,980
Southern California Edison Co.
2.500% due 06/01/2031	12,760	10,727
2.750% due 02/01/2032	23,550	19,919
3.650% due 06/01/2051	15,000	11,669
4.700% due 06/01/2027	5,700	5,716
Southern California Gas Co.
2.950% due 04/15/2027	6,830	6,470
3.150% due 09/15/2024	10,300	10,251
3.200% due 06/15/2025	2,500	2,461
Southwest Gas Corp. 4.050% due 03/15/2032	1,270	1,154
Southwestern Electric Power Co. 4.100% due 09/15/2028	2,257	2,183
Southwestern Public Service Co. 3.150% due 05/01/2050	7,900	6,048
Sprint Communications, Inc. 6.000% due 11/15/2022	3,600	3,626
Sprint Corp.
7.125% due 06/15/2024	200	206
7.875% due 09/15/2023	2,500	2,585
System Energy Resources, Inc. 2.140% due 12/09/2025	18,500	17,194
Tampa Electric Co. 2.600% due 09/15/2022	8,535	8,526
TELUS Corp. 3.400% due 05/13/2032	36,000	32,347
Toledo Edison Co. 2.650% due 05/01/2028	18,667	17,507
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	500	492
Union Electric Co. 2.625% due 03/15/2051	16,500	11,497
Verizon Communications, Inc.
1.500% due 09/18/2030	3,390	2,712
2.100% due 03/22/2028	4,300	3,823
2.296% (SOFRINDX + 0.790%) due 03/20/2026 ~	1,000	984
2.355% due 03/15/2032	141,454	117,406
2.550% due 03/21/2031	2,900	2,482
Virginia Electric & Power Co. 4.450% due 02/15/2044	10	9
VTR Comunicaciones SpA 5.125% due 01/15/2028	12,294	8,889
WEC Energy Group, Inc.
1.375% due 10/15/2027	6,100	5,291

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

1.800% due 10/15/2030	16,190	13,048

		1,955,507

Total Corporate Bonds & Notes (Cost $17,156,348)		15,698,459

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2019 2.704% due 06/01/2030	5,100	4,607
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025	4,500	4,326
2.534% due 06/01/2028	5,100	4,719
2.584% due 06/01/2029	3,600	3,283
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2	3
7.550% due 04/01/2039	2	3
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	200	242
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	6,770	6,456
University of California Revenue Notes, Series 2020
0.883% due 05/15/2025	2,300	2,143
1.316% due 05/15/2027	5,700	5,116

		30,898

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003 5.910% due 06/01/2033	165	188

FLORIDA 0.0%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.705% due 07/01/2027	9,700	8,782

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	50,109	60,202

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	1,423	1,525

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Bonds, Series 2020
2.027% due 03/15/2031	23,000	19,317
2.127% due 03/15/2032	23,000	19,108
2.227% due 03/15/2033	23,000	19,096
2.277% due 03/15/2034	19,000	15,430
New York State Urban Development Corp. Revenue Notes, Series 2020 1.827% due 03/15/2029	1,300	1,136

		74,087

OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010 6.540% due 12/01/2036	2,980	3,451

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 5.501% due 06/15/2023	3,500	3,573

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006 6.060% due 05/15/2035	165	191

TEXAS 0.0%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 4.507% due 11/01/2051	8,385	8,175
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.329% due 11/01/2025	1,000	930
1.946% due 11/01/2028	2,435	2,152
2.046% due 11/01/2029	1,400	1,216
2.096% due 11/01/2030	1,750	1,489

		13,962

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,630	1,421

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

3.401% due 06/01/2034	10,930	9,280
3.501% due 06/01/2035	9,935	8,358

		19,059

Total Municipal Bonds & Notes (Cost $238,013)		215,918

U.S. GOVERNMENT AGENCIES 27.4%
Fannie Mae
0.000% due 08/25/2023 - 03/25/2036 (b)(g)	953	866
0.952% due 03/25/2036 ~(a)	8,002	423
1.001% due 07/25/2037 •	53	52
1.067% (US0001M + 0.130%) due 03/25/2036 ~	309	308
1.084% due 12/25/2038 ~(a)	7,072	264
1.102% due 05/25/2044 ~(a)	7,069	363
1.147% due 11/01/2037 •	7	7
1.346% due 06/25/2055 ~(a)	7,182	276
1.465% due 10/01/2034 •	6	6
1.490% due 03/01/2033 •	12	11
1.493% due 02/01/2035 •	409	407
1.500% due 09/01/2024 - 12/01/2024 •	2	1
1.514% due 10/01/2034 •	201	199
1.522% due 11/01/2035 •	35	34
1.523% due 06/01/2043 •	1,386	1,411
1.524% due 07/01/2042 - 12/01/2044 •	5,282	5,382
1.545% due 09/01/2035 •	374	374
1.557% due 12/01/2034 •	19	19
1.569% due 11/01/2034 •	109	110
1.571% due 06/01/2023 •	5	5
1.574% due 09/01/2041 •	2,376	2,412
1.575% due 08/01/2035 •	81	80
1.598% due 01/01/2035 •	636	642
1.625% due 01/01/2035 •	1,438	1,454
1.628% due 12/01/2034 •	16	17
1.665% due 11/01/2034 •	75	74
1.675% due 09/01/2034 •	36	36
1.676% due 01/01/2035 •	837	847
1.691% due 02/01/2035 •	16	16
1.694% due 01/01/2035 •	17	18
1.700% due 02/01/2023 •	3	3
1.715% due 03/01/2035 - 01/01/2036 •	6	6
1.720% due 10/01/2035 •	143	143
1.724% due 10/01/2030 - 10/01/2040 •	885	891
1.742% due 11/01/2032 •	4	3
1.744% due 03/25/2034 •	10	10
1.768% due 09/01/2035 •	1	1
1.774% due 08/25/2034 •	15	15
1.775% due 09/01/2035 •	4	4
1.781% due 12/01/2035 •	14	14
1.785% due 10/01/2034 •	135	134
1.788% due 08/01/2035 •	29	29
1.795% due 12/01/2034 - 03/01/2036 •	60	60
1.798% due 09/01/2035 •	13	13
1.805% due 07/01/2035 •	2	2
1.824% due 05/25/2035 •	2	2
1.845% due 09/01/2035 •	390	387
1.860% due 02/01/2035 •	94	97
1.864% due 06/25/2032 •	2	2
1.868% due 12/01/2035 •	63	62
1.872% due 12/01/2034 •	8	8
1.874% due 05/25/2037 •	9	9
1.875% due 11/01/2035 - 09/01/2036 •	59	58
1.881% due 08/01/2035 •	373	370
1.892% due 12/01/2034 •	161	160
1.895% due 11/01/2031 •	37	37
1.898% due 08/01/2035 •	271	270
1.905% due 01/01/2036 •	21	21
1.913% due 09/01/2035 •	344	346
1.920% due 10/01/2035 •	10	10
1.922% due 11/01/2035 •	274	272
1.924% (US0001M + 0.300%) due 03/25/2037 ~	341	338
1.929% due 07/01/2034 •	4	4
1.935% due 12/01/2034 •	3	3
1.942% due 12/01/2033 •	94	93
1.943% due 09/01/2037 •	8	8
1.944% due 06/25/2037 •	62	62
1.950% due 03/01/2034 - 09/01/2034 •	1,572	1,613
1.955% due 11/01/2034 •	4	4
1.960% due 10/01/2034 •	156	156
1.973% due 02/01/2035 •	338	344
1.974% (US0001M + 0.350%) due 05/25/2042 - 03/25/2044 ~	671	667
1.979% due 07/01/2035 •	81	80
1.984% due 03/25/2037 •	4	4
1.987% due 09/01/2035 •	27	27
1.989% due 03/01/2034 •	2	2
1.990% due 12/01/2036 •	3	3

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

1.994% due 02/01/2035 - 12/01/2035 •	169	169
1.995% due 04/18/2028 - 11/01/2034 •	121	121
2.000% due 08/01/2025 •	21	21
2.004% due 07/25/2037 •	221	220
2.010% due 09/01/2035 •	107	106
2.015% due 09/01/2035 •	134	133
2.020% due 10/01/2035 •	117	118
2.024% (US0001M + 0.400%) due 06/25/2029 - 09/25/2035 ~	628	626
2.024% due 11/25/2036 •	3	3
2.027% due 07/01/2034 •	169	169
2.030% due 11/01/2035 •	52	52
2.032% due 07/01/2024 - 11/01/2035 •	243	244
2.038% due 10/01/2035 •	37	37
2.045% due 10/18/2030 - 01/01/2037 •	83	83
2.047% due 07/01/2035 - 03/01/2036 •	170	170
2.052% due 04/01/2027 •	2	2
2.065% due 02/01/2035 •	482	479
2.071% due 12/01/2033 •	107	106
2.074% due 10/25/2030 - 09/25/2037 •	93	93
2.074% (US0001M + 0.450%) due 03/25/2035 ~	716	716
2.084% due 05/25/2035 ~	1,693	1,733
2.085% due 10/01/2035 •	38	38
2.094% due 09/01/2037 •	1	1
2.095% due 07/01/2026 •	3	3
2.124% (US0001M + 0.500%) due 08/25/2030 ~	122	122
2.127% due 01/01/2036 •	38	37
2.134% due 08/01/2035 •	89	90
2.135% due 08/01/2033 - 07/01/2035 •	16	16
2.137% due 11/01/2035 •	413	430
2.140% due 09/01/2029 •	2	2
2.142% due 02/01/2028 •	12	12
2.144% due 10/25/2040 •	20	20
2.145% due 12/18/2031 •	17	17
2.152% due 09/01/2033 •	3	3
2.162% due 07/01/2035 - 11/01/2035 •	278	277
2.175% due 02/01/2035 •	4	4
2.180% due 03/01/2035 •	13	13
2.185% due 10/01/2024 - 08/01/2032 •	2	2
2.187% due 11/01/2035 •	1,064	1,100
2.190% due 12/01/2022 - 12/01/2023 •	9	9
2.192% due 09/01/2035 •	1	1
2.204% due 02/01/2027 - 08/25/2037 •	2,453	2,466
2.205% due 09/01/2024 •	15	15
2.207% due 03/01/2025 •	3	3
2.212% due 09/01/2033 •	20	20
2.215% due 03/01/2036 •	93	93
2.220% due 07/01/2026 •	1	1
2.230% due 09/01/2023 •	13	13
2.233% due 11/01/2025 •	1	1
2.235% due 08/01/2026 •	8	8
2.248% due 04/01/2036 •	27	28
2.249% due 02/01/2036 •	31	31
2.250% due 08/01/2024 - 12/01/2025 •	24	24
2.258% due 08/01/2035 •	2	2
2.273% due 12/01/2033 •	149	148
2.274% due 10/25/2023 - 03/25/2024 •	42	42
2.281% due 03/01/2034 •	468	470
2.283% due 04/01/2035 •	7	7
2.287% due 04/01/2033 - 02/01/2036 •	97	96
2.292% due 04/01/2038 •	2	2
2.294% due 03/25/2038 •	35	35
2.298% due 05/01/2035 •	680	698
2.299% due 11/01/2025 •	2	2
2.300% due 11/01/2035 - 01/01/2036 •	288	289
2.310% due 02/01/2036 •	24	24
2.312% due 04/01/2034 •	23	24
2.323% due 03/01/2036 •	74	74
2.325% due 11/01/2023 - 10/01/2027 •	28	27
2.326% due 08/01/2023 •	1	1
2.340% due 02/01/2028 •	3	3
2.344% due 06/25/2037 •	82	83
2.350% due 05/01/2026 •	1	1
2.352% due 05/01/2038 •	3,965	4,086
2.358% due 01/25/2031 ~(a)	194,895	22,884
2.361% due 06/01/2035 •	809	836
2.366% due 07/01/2033 •	1	1
2.368% due 05/01/2025 •	6	6
2.374% due 03/25/2038 - 11/25/2039 •	114	116
2.383% due 09/01/2035 •	47	47
2.392% due 11/01/2025 •	9	9
2.395% due 12/01/2025 •	16	16
2.430% due 11/01/2034 •	301	313
2.438% due 01/01/2035 •	179	177
2.440% due 06/01/2025 •	21	21
2.478% due 10/01/2027 •	4	4
2.488% due 07/01/2035 •	161	161

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.500% due 02/01/2024 •	3	3
2.524% due 04/25/2032 •	3	2
2.526% due 02/25/2033 •	354	314
2.547% due 05/01/2035 •	23	23
2.550% due 03/01/2035 •	2	2
2.556% due 03/01/2033 •	20	20
2.558% due 07/01/2035 •	171	171
2.569% due 06/01/2035 •	6	7
2.624% (US0001M + 1.000%) due 04/25/2023 ~	2	2
2.625% due 10/01/2023 - 10/01/2026 •	4	4
2.631% due 12/01/2027 •	60	60
2.633% due 12/01/2030 •	2	2
2.645% due 08/01/2027 •	6	6
2.672% due 05/01/2030 •	2	2
2.690% due 11/01/2025 •	14	14
2.706% due 11/01/2025 •	34	34
2.725% due 12/01/2026 •	4	4
2.790% due 08/01/2027 •	62	62
2.875% due 10/01/2024 •	1	1
2.904% due 04/01/2027 •	7	6
2.910% due 06/01/2035 •	66	66
2.977% due 06/01/2033 •	9	9
2.978% due 06/01/2035 •	46	46
3.000% due 08/25/2040 - 09/01/2057	73,834	70,865
3.084% due 05/01/2033 •	9	9
3.160% due 05/01/2036 •	74	77
3.215% due 01/01/2026 •	5	5
3.266% due 07/01/2024 •	6	6
3.277% due 05/01/2035 •	471	484
3.284% due 05/01/2037 •	2	2
3.312% due 06/01/2035 •	133	133
3.313% due 04/01/2024 •	9	9
3.315% due 05/01/2035 •	5	5
3.345% due 04/01/2035 •	316	318
3.356% due 06/01/2035 •	118	122
3.435% due 06/01/2034 •	1	1
3.500% due 08/25/2042	18,933	18,781
3.637% due 05/01/2035 •	7	7
3.718% due 05/01/2034 •	36	35
3.719% due 08/01/2027 •	7	7
3.720% due 03/01/2023 •	3	3
3.820% due 05/01/2035 •	7	7
3.875% due 03/01/2023 •	5	5
3.965% due 12/01/2036 •	26	27
4.000% due 07/25/2040 - 01/01/2059	22,604	22,587
4.005% due 03/01/2023 •	4	4
4.446% (US0001M + 6.070%) due 02/25/2037 ~(a)	10	1
4.476% (US0001M + 6.100%) due 06/25/2037 ~(a)	89	7
4.500% due 06/25/2024 - 09/25/2041	87,364	90,668
4.515% due 02/01/2028 •	1	1
4.526% (US0001M + 6.150%) due 12/25/2042 ~(a)	1,118	220
4.626% due 05/25/2037 - 01/25/2040 •(a)	490	30
4.626% (US0001M + 6.250%) due 01/25/2040 ~(a)	101	9
4.676% due 08/25/2042 •(a)	7,331	1,157
4.756% (US0001M + 6.380%) due 03/25/2037 ~(a)	33	4
4.898% due 12/25/2042 ~	5,142	5,136
4.926% (US0001M + 6.550%) due 07/25/2036 ~(a)	344	39
4.976% due 12/25/2036 •(a)	31	4
5.000% (ECOFC + 1.250%) due 03/01/2024 ~	1	1
5.000% due 09/18/2027 - 04/25/2035	454	471
5.016% due 12/25/2036 •(a)	127	16
5.019% due 09/01/2034 •	19	20
5.026% (US0001M + 6.650%) due 07/25/2037 ~(a)	89	11
5.030% due 05/01/2024	1,828	1,860
5.136% due 05/25/2037 •(a)	29	3
5.275% due 10/25/2042 ~	3,930	4,121
5.500% due 02/25/2024 - 08/25/2035	41	42
5.594% due 06/25/2037 •(a)	163	14
5.750% due 12/20/2027 - 08/25/2034	490	498
6.000% due 05/17/2027 - 10/25/2044	5,091	5,443
6.250% due 02/25/2029	121	127
6.300% due 10/17/2038	156	156
6.500% due 10/25/2023 - 06/25/2044	6,258	6,692
6.750% due 10/25/2023	3	3
6.842% due 08/25/2037 ~	21	21
6.922% due 10/25/2043 •	18,987	19,928
7.000% due 04/25/2022 - 01/25/2048	926	979
7.493% due 11/25/2040 •	2	1
7.500% due 07/25/2022 - 07/25/2041	146	155
7.500% due 06/19/2041 ~	8	8
7.800% due 06/25/2026 ~	1	1
8.000% due 07/25/2022 - 03/01/2030	3	3
8.000% due 08/18/2027 (a)	1	0
8.500% due 02/17/2027	29	32
9.000% due 11/01/2025	19	19
13.157% due 03/25/2039 ~	1	1

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Federal Housing Administration 7.430% due 10/01/2023 - 02/01/2024 «	39	38
Freddie Mac
0.994% due 06/15/2039 ~(a)	3,842	124
1.084% due 10/15/2041 ~(a)	2,092	77
1.150% (US0001M + 0.350%) due 08/15/2040 ~	12,529	12,375
1.150% due 10/15/2040 •	10,389	10,329
1.240% due 11/15/2042 •	5,656	5,592
1.241% due 11/15/2038 ~(a)	11,502	512
1.285% due 08/25/2022 ~(a)	101,664	3
1.287% due 05/15/2038 ~(a)	723	24
1.506% due 12/01/2026 •	7	6
1.524% due 02/25/2045 •	5,423	5,533
1.541% due 10/25/2023 •	5	5
1.574% (US0001M + 0.250%) due 07/15/2034 ~	23	23
1.618% due 09/01/2035 •	9	9
1.624% (US0001M + 0.300%) due 02/15/2037 ~	3	3
1.664% due 02/15/2037 •	9	9
1.674% due 12/15/2029 •	14	14
1.716% due 09/01/2035 •	3	3
1.724% due 06/15/2031 - 05/15/2041 •	1,013	1,010
1.774% (US0001M + 0.450%) due 12/15/2031 ~	1	1
1.820% due 02/01/2037 •	1	1
1.824% (US0001M + 0.500%) due 06/15/2030 ~	4	4
1.824% due 09/15/2030 - 12/15/2032 •	24	24
1.835% due 10/01/2022 •	1	1
1.845% due 08/01/2035 •	84	83
1.874% due 01/15/2042 •	54	54
1.875% due 10/01/2035 •	48	50
1.876% due 07/25/2044 •	856	890
1.884% (US0001M + 0.260%) due 08/25/2031 ~	102	100
1.897% due 05/01/2037 •	44	44
1.904% due 05/15/2032 - 07/15/2037 •	1,549	1,556
1.948% due 10/01/2023 •	5	5
1.960% due 10/25/2023 •	27	27
1.963% due 04/01/2036 •	105	106
1.975% due 10/01/2035 •	2,159	2,199
1.981% due 08/01/2035 •	1	1
1.983% due 01/01/2037 •	13	12
1.985% due 09/01/2035 •	602	612
1.994% due 08/15/2037 •	1,881	1,899
1.995% due 10/01/2035 •	1,082	1,111
2.000% due 03/01/2035 •	8	8
2.019% due 07/01/2023 •	1	1
2.021% due 09/01/2035 •	15	15
2.034% due 10/15/2037 •	730	739
2.044% due 05/15/2037 •	536	542
2.054% due 05/15/2040 •	9	9
2.060% due 11/01/2035 •	48	48
2.074% due 08/15/2036 •	12	12
2.097% due 07/01/2032 - 03/01/2035 •	151	150
2.120% due 10/01/2035 - 11/01/2035 •	1,460	1,496
2.125% due 02/01/2037 •	2	2
2.126% due 12/01/2035 •	53	53
2.143% due 07/01/2032 •	2	2
2.174% due 11/15/2039 •	10	11
2.192% due 03/01/2036 •	5	5
2.231% due 05/01/2035 •	1,201	1,219
2.244% due 07/01/2025 •	2	2
2.250% due 08/01/2023 - 06/01/2024 •	17	17
2.264% due 10/01/2026 •	20	20
2.284% due 02/01/2036 •	29	29
2.334% due 02/01/2025 - 11/01/2035 •	600	625
2.350% due 01/01/2034 •	291	302
2.363% due 06/01/2024 - 08/01/2035 •	1,984	2,060
2.365% due 10/01/2023 - 11/01/2023 •	13	13
2.373% due 04/01/2036 •	4	4
2.376% due 10/01/2023 •	8	8
2.379% due 08/01/2023 •	2	2
2.385% due 04/01/2029 •	4	4
2.393% due 07/01/2035 •	569	584
2.401% due 11/01/2034 •	51	52
2.402% due 03/01/2035 •	5	5
2.423% due 01/01/2028 •	3	3
2.464% due 09/01/2037 •	1	1
2.473% due 08/01/2023 •	13	13
2.497% due 01/01/2024 •	1	1
2.500% due 12/01/2023 •	1	1
2.513% due 11/01/2028 •	72	71
2.515% due 04/01/2029 •	1	1
2.524% due 04/01/2024 •	6	6
2.602% due 10/01/2024 •	2	2
2.614% due 08/01/2035 •	3	3
2.624% (US0001M + 1.000%) due 05/25/2043 ~	3,041	3,107
2.625% due 04/01/2023 - 05/01/2023 •	2	2
2.628% due 10/01/2023 •	4	4

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.670% due 06/01/2030 •	94	93
2.674% due 10/01/2024 •	1	1
2.694% due 07/01/2027 •	1	1
2.700% due 08/01/2023	98,024	97,945
2.725% due 02/01/2026 •	61	61
2.754% due 08/01/2023 •	9	9
2.783% due 07/01/2030 •	91	91
2.789% due 07/01/2035 •	438	439
2.815% due 03/01/2036 •	6	6
2.864% due 06/01/2033 •	36	37
2.875% due 04/25/2026	13,600	13,391
2.909% due 05/01/2037 •	2	2
2.939% due 04/25/2029	2,600	2,520
3.000% due 03/01/2027	5	5
3.000% due 08/15/2027 (a)	2,961	157
3.036% due 06/01/2035 •	2,675	2,758
3.090% due 09/01/2023 •	9	9
3.118% due 05/01/2037 •	7	7
3.245% due 05/01/2036 •	21	21
3.250% due 05/01/2023 - 07/01/2024 •	1	0
3.355% due 09/01/2023 •	2	2
3.384% due 01/25/2036 ~	1,568	1,671
3.443% (TSFR1M + 2.164%) due 07/15/2035 ~	2,174	2,167
3.487% due 06/01/2037 •	1	1
3.500% due 07/01/2029 - 10/01/2047	51,034	50,306
3.500% due 08/01/2035 •	4	4
3.730% due 08/15/2032 ~	72	69
4.000% due 10/01/2033 - 05/01/2048	44,474	44,822
4.500% due 02/01/2023 - 02/01/2046	6,367	6,442
4.676% due 06/15/2042 - 08/15/2042 •(a)	18,516	2,358
4.926% (US0001M + 6.250%) due 02/15/2038 ~(a)	207	23
4.976% due 05/15/2039 •(a)	179	22
5.000% due 02/15/2024 - 07/01/2040	2,745	2,861
5.126% (US0001M + 6.450%) due 03/15/2037 ~(a)	137	17
5.176% due 08/15/2036 •(a)	84	11
5.186% (US0001M + 6.510%) due 12/15/2041 ~(a)	7,330	1,128
5.256% (US0001M + 6.580%) due 09/15/2036 ~(a)	113	14
5.326% due 11/15/2036 •(a)	4,315	560
5.500% due 10/01/2023 - 03/01/2038	1,782	1,892
5.950% due 06/15/2028	3,892	4,056
6.000% due 03/01/2023 - 10/15/2036	7,881	8,438
6.250% due 12/15/2028	63	67
6.500% due 11/01/2022 - 10/25/2043	19,999	21,248
7.000% due 07/15/2022 - 10/25/2043	5,728	6,157
7.402% due 09/15/2043 - 12/15/2043 •	9,301	10,033
7.482% due 11/15/2033 •	73	72
7.500% due 01/15/2023 - 10/01/2036	1,082	1,168
7.645% due 05/01/2025	2,148	2,231
8.000% due 04/25/2024 - 06/01/2025	82	86
8.500% due 03/01/2023 - 06/01/2030	12	13
9.228% (US0001M + 13.200%) due 02/15/2041 ~	9	8
15.840% due 05/15/2033 •	93	101
30.696% due 08/15/2037 •	328	458
Ginnie Mae
0.196% due 11/16/2043 ~(a)	4,693	6
0.898% due 06/20/2065 •	20,914	20,765
0.908% due 09/20/2065 •	15,990	15,858
1.117% due 11/20/2067 •	2,786	2,765
1.233% (US0001M + 0.430%) due 05/20/2065 ~	4,752	4,718
1.263% due 02/20/2067 •	8,210	8,145
1.273% (US0001M + 0.470%) due 06/20/2067 ~	2,305	2,283
1.303% (US0001M + 0.500%) due 01/20/2061 ~	2,120	2,105
1.303% due 07/20/2063 •	1,967	1,955
1.353% due 05/20/2065 •	4,109	4,071
1.373% due 04/20/2062 •	701	697
1.373% (US0001M + 0.570%) due 06/20/2065 ~	9,166	9,100
1.383% (US0001M + 0.580%) due 06/20/2065 ~	3,604	3,576
1.403% due 03/20/2062 - 08/20/2065 •	10,636	10,565
1.403% (US0001M + 0.600%) due 06/20/2065 ~	1,727	1,715
1.412% (US0001M + 0.350%) due 05/20/2047 ~	788	785
1.423% due 08/20/2065 •	34,324	34,097
1.463% due 12/20/2065 •	14,884	14,772
1.500% due 06/20/2041 •	2	2
1.503% due 04/20/2070 •	24,069	23,715
1.553% (US0001M + 0.750%) due 12/20/2065 - 08/20/2066 ~	21,919	21,813
1.625% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	742	744
1.625% due 08/20/2024 - 07/20/2034 •	868	866
1.653% due 04/20/2066 - 11/20/2066 •	21,558	21,518
1.703% due 02/20/2060 •	754	751
1.723% due 07/20/2065 •	1,634	1,634
1.750% (H15T1Y + 1.500%) due 11/20/2022 - 10/20/2026 ~	654	650
1.750% due 11/20/2024 - 10/20/2038 •	978	970
1.803% due 01/20/2066 - 03/20/2066 •	31,626	31,566
1.853% (US0001M + 1.050%) due 02/20/2066 ~	22,314	22,296
1.875% (H15T1Y + 1.500%) due 04/20/2023 - 06/20/2026 ~	622	623
1.875% due 05/20/2024 - 04/20/2041 •	1,839	1,850

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

1.953% due 03/20/2066 •	7,676	7,688
1.968% due 04/20/2067 •	7,485	7,398
2.000% (H15T1Y + 1.500%) due 07/20/2022 - 07/20/2026 ~	441	439
2.000% due 10/20/2026 - 08/20/2030 •	790	787
2.456% due 04/20/2063 •	1,061	1,055
2.463% due 05/20/2063 •	4,014	3,992
2.490% due 02/20/2060 •	15,656	15,680
2.500% (H15T1Y + 1.500%) due 07/20/2024 - 09/20/2026 ~	11	11
2.500% due 03/15/2043 - 04/20/2052	67,149	61,592
2.625% (H15T1Y + 1.500%) due 01/20/2023 - 03/20/2026 ~	674	673
2.625% due 01/20/2027 - 02/20/2034 •	1,658	1,664
3.000% (H15T1Y + 1.500%) due 03/20/2025 - 06/20/2025 ~	1	2
3.000% due 11/15/2049 - 02/15/2050	4,203	3,972
3.125% (H15T1Y + 2.000%) due 01/20/2025 ~	1	1
3.379% (US0012M + 0.750%) due 06/20/2067 ~	11,588	11,563
3.500% due 10/15/2041 - 10/15/2047	19,476	19,247
4.000% due 05/20/2041 - 04/15/2050	83,282	84,026
4.000% due 02/20/2044 (a)	13,863	1,748
4.500% due 08/15/2033 - 11/20/2049	80,878	82,457
4.750% due 07/20/2035	537	553
5.000% due 07/15/2033 - 06/20/2050	3,956	4,144
5.500% due 03/16/2034	558	580
6.000% due 04/15/2028 - 12/20/2041	929	998
6.500% due 11/15/2023 - 09/20/2038	180	186
7.000% due 12/15/2022 - 10/15/2034	158	165
7.500% due 11/15/2022 - 02/15/2035	90	95
7.750% due 08/20/2025 - 12/15/2040	1,297	1,304
8.000% due 08/15/2022 - 10/20/2031	129	135
8.500% due 05/15/2023 - 04/15/2031	93	93
9.000% due 06/15/2025 - 12/15/2030	28	28
9.500% due 07/15/2025 - 12/15/2026	1	1
Ginnie Mae, TBA
2.000% due 07/01/2052	60,700	53,923
2.500% due 07/01/2052	214,950	196,780
4.000% due 07/01/2052	11,600	11,644
Small Business Administration
1.750% (PRIME - 2.250%) due 05/25/2025 ~	5	5
U.S. Small Business Administration
4.340% due 03/01/2024	4	4
4.350% due 07/01/2023	10	10
4.625% due 02/01/2025	48	47
4.770% due 04/01/2024	21	21
4.840% due 02/01/2023	5	5
4.870% due 12/01/2024	36	36
4.890% due 12/01/2023	17	17
4.930% due 01/01/2024	39	39
4.950% due 03/01/2025	61	60
5.110% due 08/01/2025	16	16
5.130% due 09/01/2023	81	81
5.190% due 07/01/2024	6	6
5.240% due 08/01/2023	9	9
5.310% due 05/01/2027	14	14
5.320% due 04/01/2027	19	19
5.510% due 11/01/2027	32	33
5.520% due 06/01/2024	96	96
5.600% due 09/01/2028	115	117
5.780% due 08/01/2027	3	3
5.820% due 07/01/2027	197	201
5.870% due 07/01/2028	48	49
6.020% due 08/01/2028	44	45
6.070% due 07/01/2026	42	43
Uniform Mortgage-Backed Security
2.000% due 06/01/2023 - 03/01/2052	24,388	21,292
2.500% due 02/01/2040 - 03/01/2040	6,444	5,935
3.000% due 12/01/2025 - 07/01/2052	3,229,564	3,017,695
3.500% due 08/01/2022 - 07/01/2052	1,260,597	1,222,445
4.000% due 02/01/2024 - 08/01/2049	285,073	286,607
4.500% due 02/01/2023 - 11/01/2044	8,670	8,808
5.000% due 02/01/2025 - 02/01/2045	5,661	5,848
5.500% due 08/01/2022 - 04/01/2050	54,132	56,600
6.000% due 08/01/2022 - 09/01/2049	82,408	88,485
6.500% due 05/01/2027 - 06/01/2039	1,273	1,367
7.500% due 12/01/2022 - 09/01/2030	11	10
8.000% due 11/01/2022 - 08/01/2032	1,405	1,503
8.500% due 10/01/2023 - 07/01/2037	347	364
9.000% due 08/01/2025 - 11/01/2025	1	2
9.500% due 03/01/2026	3	3
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2052 - 08/01/2052	6,695,657	6,232,160
3.500% due 07/01/2052 - 08/01/2052	1,642,684	1,579,569
4.000% due 04/01/2052 - 07/01/2052	2,465,810	2,428,945
4.500% due 07/01/2037 - 08/01/2052	91,250	91,557
5.500% due 08/01/2052	31,600	32,721
Vendee Mortgage Trust
0.000% due 06/15/2023 ~(a)	489	0
5.898% due 01/15/2030 ~	380	401

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

6.500% due 09/15/2024		646	666

Total U.S. Government Agencies (Cost $16,803,032)			16,583,569

U.S. TREASURY OBLIGATIONS 13.3%
U.S. Treasury Bonds
1.250% due 05/15/2050		250,000	159,170
1.375% due 11/15/2040 (p)		1,609,080	1,159,480
1.375% due 08/15/2050		1,164,880	767,296
1.625% due 11/15/2050		246,610	173,557
1.750% due 08/15/2041		331,100	251,985
1.875% due 02/15/2041		614,600	482,281
2.000% due 02/15/2050		498,040	386,176
2.250% due 05/15/2041		196,500	164,047
2.750% due 11/15/2042		764,500	685,213
2.875% due 05/15/2043		412,260	376,284
2.875% due 08/15/2045		321,230	292,068
2.875% due 05/15/2049		325,100	303,270
3.000% due 05/15/2042 (n)		41,700	39,126
3.000% due 11/15/2044 (n)		56,000	51,947
3.000% due 05/15/2045		1,092,750	1,014,465
3.000% due 11/15/2045 (n)		80,700	75,051
3.125% due 02/15/2043 (n)		79,700	75,793
3.125% due 08/15/2044		194,200	184,126
3.250% due 05/15/2042		94,800	92,548
3.375% due 05/15/2044		163,600	161,613
3.625% due 08/15/2043		123,200	126,549
3.625% due 02/15/2044		257,460	264,379
U.S. Treasury Notes
1.125% due 02/15/2031 (n)		20,950	18,005
1.250% due 09/30/2028 (p)		272,100	243,753
1.750% due 06/30/2024 (n)(p)		402,300	392,714
2.875% due 05/15/2032		79,500	78,618

Total U.S. Treasury Obligations (Cost $10,283,590)			8,019,514

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.4%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035		22,000	21,245
225 Liberty Street Trust 3.597% due 02/10/2036		31,607	30,342
Adjustable Rate Mortgage Trust
1.864% (US0001M + 0.240%) due 08/25/2036 ~		11,898	4,924
2.164% (US0001M + 0.540%) due 11/25/2035 ~		10	9
2.683% due 01/25/2036 ^~		663	606
2.729% due 11/25/2035 ^~		472	438
2.774% (US0001M + 1.150%) due 03/25/2035 ~		2,916	2,532
2.828% due 01/25/2036 ~		1,127	941
2.855% due 11/25/2035 ^~		176	146
2.875% due 07/25/2035 ~		395	375
2.918% due 09/25/2035 ~		990	850
2.925% due 09/25/2035 ^~		69	62
2.930% due 07/25/2035 ~		584	576
2.950% due 08/25/2035 ~		151	147
3.344% due 10/25/2035 ^~		985	949
3.611% due 03/25/2036 ^~		127	82
American Home Mortgage Assets Trust 2.403% due 11/25/2035 ^~		2,723	2,289
American Home Mortgage Investment Trust
1.984% due 12/25/2046 •		512	446
3.836% due 12/25/2035 •		1,233	580
3.836% due 11/25/2045 ^•		3,294	1,753
4.196% (US0012M + 1.500%) due 02/25/2044 ~		2	2
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053		7,800	6,968
AREIT Trust
2.021% (SOFR30A + 1.250%) due 01/16/2037 ~		15,800	15,181
2.603% due 11/17/2038 •		26,653	25,689
3.242% due 06/17/2039 •		34,800	34,548
3.508% due 04/15/2037 •		3,319	3,216
Ashford Hospitality Trust
2.224% due 04/15/2035 •		11,747	11,420
2.325% (US0001M + 1.000%) due 06/15/2035 ~		63,900	62,002
Atrium Hotel Portfolio Trust 2.274% (US0001M + 0.950%) due 06/15/2035 ~		3,800	3,682
Avon Finance PLC 1.690% (SONIO/N + 0.900%) due 09/20/2048 ~	GBP	3,476	4,210
BAMLL Commercial Mortgage Securities Trust
2.374% due 04/15/2036 •		$4,735	4,640
2.524% due 03/15/2034 •		3,000	2,928
4.227% due 08/10/2038 ~		5,681	5,507
Banc of America Alternative Loan Trust
6.000% due 11/25/2035 ^		307	283
6.000% due 07/25/2046 ^		817	714
Banc of America Commercial Mortgage Trust 3.705% due 09/15/2048		30,450	29,987

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Banc of America Funding Trust
1.724% (US0001M + 0.100%) due 04/25/2037 ^~	138	128
1.992% due 10/20/2036 •	6,417	5,026
1.992% due 12/20/2046 ^•	904	845
2.024% due 05/25/2037 ^•	2,532	2,378
2.044% (US0001M + 0.420%) due 04/25/2037 ^~	1,169	1,110
2.192% due 05/20/2035 ^•	289	254
2.245% due 11/20/2035 ^~	691	618
2.369% due 10/20/2046 ^~	1,061	914
2.472% due 03/20/2036 ~	135	126
2.496% due 09/20/2034 ~	40	38
2.522% due 11/20/2034 ~	1,298	1,273
2.583% due 03/20/2036 ~	90	78
2.861% due 02/20/2036 ^~	1,235	1,159
2.883% due 09/20/2047 ^~	1,776	1,503
2.966% due 05/25/2035 ~	16	16
3.005% due 05/20/2036 ^~	364	347
3.080% due 09/20/2046 ^~	841	750
3.088% due 04/20/2036 ^~	935	879
3.461% due 01/20/2047 ^~	33	31
5.500% due 09/25/2034	1,110	1,027
5.750% due 10/25/2035	1,028	887
5.750% due 09/25/2036	552	517
5.753% due 10/25/2036 ^þ	278	253
6.000% due 09/25/2036	1,965	1,898
6.000% due 09/25/2036 ^	84	74
6.000% (US0001M + 0.600%) due 09/25/2036 ~	100	90
6.000% due 03/25/2037 ^	3,666	3,193
6.000% due 08/25/2037 ^	3,291	2,902
6.337% due 01/25/2037 ^þ	263	240
6.388% due 04/25/2037 ^þ	814	770
12.358% due 10/20/2046 ^~	1,036	874
Banc of America Mortgage Trust
2.437% due 02/25/2035 ~	188	178
2.469% due 11/25/2035 ^~	181	166
2.545% due 02/25/2035 ~	371	372
2.551% due 01/25/2036 ~	756	677
2.662% due 07/25/2035 ~	809	695
2.719% due 09/25/2033 ~	228	216
2.874% due 08/25/2035 ^~	1,468	1,422
3.027% due 05/25/2034 ~	99	96
3.066% due 07/25/2035 ^~	200	189
3.467% due 07/25/2035 ~	50	47
3.538% due 07/25/2034 ~	41	40
3.983% due 05/25/2033 ~	74	73
5.500% due 05/25/2037 ^	223	181
5.750% due 07/20/2032 ~	12	12
6.000% due 07/25/2046 ^•	375	340
BANK
2.403% due 03/15/2063	54,030	47,430
2.649% due 01/15/2063	76,897	68,799
3.071% due 08/15/2061	3,200	3,052
3.507% due 03/15/2064 ~	38,300	35,785
Barclays Commercial Mortgage Securities Trust
2.324% due 07/15/2037 •	10,200	9,936
2.595% due 02/15/2053	3,010	2,800
2.639% due 02/15/2053	8,250	7,374
4.314% due 12/15/2051	7,000	7,012
4.600% due 06/15/2055 ~	5,000	5,120
Bayview Commercial Asset Trust 2.269% due 08/25/2034 •	98	98
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	44,194	39,655
Bayview Opportunity Master Fund Trust 1.484% (SOFR30A + 0.900%) due 10/25/2051 ~	473	443
BCAP LLC Trust
1.064% due 01/26/2047 •	3,801	3,582
1.166% (US0001M + 0.160%) due 11/26/2036 ~	4,408	4,378
2.044% (US0001M + 0.420%) due 05/25/2047 ~	40	37
2.064% due 05/25/2047 ^•	3,978	3,888
2.789% due 05/26/2036 ~	2,533	1,812
3.207% due 03/26/2037 ~	1,259	1,036
3.357% due 07/26/2036 ~	430	389
3.366% due 08/26/2036 ~	7,330	5,232
4.737% due 03/26/2037 þ	6,560	6,494
5.250% due 06/26/2036	30,621	14,244
5.250% due 04/26/2037	11,119	7,183
5.250% due 04/26/2037 ~	3,086	2,798
5.250% due 06/26/2037	1,059	987
5.500% due 11/25/2034 ^	1,595	1,374
6.000% due 10/26/2037 ~	1,426	1,241
BDS Ltd. 2.207% (SOFR30A + 1.414%) due 09/15/2035 ~	3,172	3,148
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	14	10
2.086% due 01/25/2034 ~	610	587

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.321% due 01/25/2034 ~	15	14
2.371% due 01/25/2034 ~	440	435
2.380% due 10/25/2035 •	3,248	3,222
2.400% (H15T1Y + 2.250%) due 02/25/2036 ~	808	792
2.512% due 04/25/2033 ~	10	10
2.625% due 04/25/2033 ~	298	299
2.718% due 02/25/2047 ~	1,447	1,325
2.769% due 06/25/2035 ^~	125	124
2.778% due 11/25/2030 ~	645	619
2.817% due 02/25/2034 ~	237	227
2.842% due 02/25/2033 ~	14	12
2.846% due 05/25/2034 ~	5	5
2.875% due 04/25/2033 ~	115	113
2.876% due 10/25/2035 ~	7,215	7,048
2.896% due 04/25/2034 ~	497	475
2.951% due 03/25/2035 ~	1,037	987
2.961% due 01/25/2035 ~	27	26
3.003% due 05/25/2033 ~	209	203
3.046% due 11/25/2034 ~	1,018	994
3.064% due 08/25/2035 ^~	2,414	2,277
3.160% due 08/25/2033 ~	4	4
3.243% due 03/25/2035 ~	102	101
3.278% due 05/25/2047 ^~	6,739	6,326
3.333% due 02/25/2036 ^~	2,483	2,347
3.349% due 09/25/2034 ~	417	401
3.383% due 02/25/2036 ^~	180	161
3.433% due 08/25/2035 ~	84	77
3.615% due 06/25/2047 ^~	9,010	8,460
3.820% due 07/25/2034 ~	45	45
3.899% due 07/25/2034 ~	63	59
4.570% due 01/25/2035 ~	153	143
Bear Stearns ALT-A Trust
1.944% (US0001M + 0.320%) due 02/25/2034 ~	983	914
1.944% due 08/25/2036 ^•	5,764	5,288
1.944% due 01/25/2047 ^•	2,084	1,850
1.964% (US0001M + 0.340%) due 08/25/2036 ^~	10,613	9,242
2.024% due 02/25/2034 •	14	13
2.104% due 02/25/2036 •	901	890
2.271% due 05/25/2035 ~	53	52
2.381% due 02/25/2034 ~	11	10
2.529% due 04/25/2035 ~	2	2
2.715% due 01/25/2035 ~	1,673	1,396
2.752% due 05/25/2035 ~	22,250	21,412
2.785% due 09/25/2034 ~	152	147
2.838% due 12/25/2033 ~	348	344
2.899% due 03/25/2036 ~	7,907	5,050
2.946% due 11/25/2035 ^~	2,829	1,990
2.954% due 11/25/2036 ^~	1,615	912
2.994% due 01/25/2036 ^~	4,430	4,333
3.044% due 10/25/2033 ~	10	10
3.045% due 02/25/2034 ~	615	575
3.066% due 02/25/2036 ^~	668	533
3.074% due 09/25/2035 ^~	11,451	7,604
3.102% due 08/25/2034 ~	21	21
3.128% due 11/25/2036 ~	591	387
3.232% due 11/25/2036 ^~	3,272	2,007
3.235% due 03/25/2036 ^~	2,196	1,851
3.235% due 08/25/2036 ^~	3,869	3,080
3.237% due 05/25/2036 ^~	4,784	3,049
3.282% due 12/25/2046 ^~	280	211
3.297% due 05/25/2036 ^~	4,677	2,888
3.370% due 03/25/2036 ^~	5,007	4,218
3.497% due 08/25/2036 ^~	39	23
4.307% due 07/25/2035 ^~	5,499	4,291
Bear Stearns Mortgage Funding Trust 1.784% due 12/25/2046 •	12,858	11,436
Bear Stearns Mortgage Securities, Inc. 1.863% due 06/25/2030 ~	2	2
Bear Stearns Structured Products, Inc. Trust
2.999% due 12/26/2046 ^~	1,257	1,047
3.490% due 01/26/2036 ^~	1,168	968
Beast Mortgage Trust 2.374% due 03/15/2036 •	700	677
BellaVista Mortgage Trust 2.112% due 05/20/2045 •	9	6
Benchmark Mortgage Trust
2.700% due 02/15/2053	9,800	9,139
3.458% due 03/15/2055	34,330	32,202
4.016% due 03/15/2052	32,609	32,065
4.232% due 01/15/2052	36,036	35,915
4.594% due 05/15/2055 ~	36,500	37,025
Beneria Cowen & Pritzer Collateral Funding Corp. 2.123% due 06/15/2038 •	17,400	16,741
BFLD Trust 2.474% due 10/15/2035 •	14,300	13,907

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

BIG Commercial Mortgage Trust 2.621% due 02/15/2039 •	4,100	3,983
Braemar Hotels & Resorts Trust 2.144% due 06/15/2035 •	1,500	1,455
BSREP Commercial Mortgage Trust 2.275% due 08/15/2038 •	5,695	5,479
BSST Mortgage Trust 2.579% (TSFR1M + 1.300%) due 02/15/2037 ~	19,000	18,475
BWAY Mortgage Trust 2.574% due 09/15/2036 •	3,940	3,794
BX Commercial Mortgage Trust
2.024% due 01/15/2034 •	3,400	3,273
2.054% due 10/15/2036 •	37,200	35,437
BX Trust
2.411% due 10/15/2036 •	6,650	6,474
3.202% due 12/09/2041	3,681	3,299
CD Mortgage Trust 3.431% due 08/15/2050	5,207	5,023
Chase Mortgage Finance Trust
2.624% due 02/25/2037 ~	12	12
2.839% due 01/25/2036 ^~	3,980	3,472
2.911% due 12/25/2035 ^~	967	867
2.954% due 12/25/2035 ^~	2,503	2,377
2.954% due 12/25/2035 ~	4,288	4,072
2.963% due 02/25/2037 ~	131	128
3.057% due 03/25/2037 ^~	1,853	1,771
3.080% due 02/25/2037 ~	94	91
3.109% due 09/25/2036 ^~	28	25
3.137% due 03/25/2037 ^~	75	71
3.201% due 09/25/2036 ^~	236	205
3.327% due 02/25/2037 ~	994	960
3.515% due 02/25/2037 ~	6	6
5.500% due 12/25/2022 ^	3,901	1,915
5.500% due 03/25/2037	21	12
6.000% due 11/25/2036 ^	1,091	581
6.000% due 02/25/2037 ^	557	278
6.000% due 03/25/2037 ^	540	318
ChaseFlex Trust
2.124% (US0001M + 0.500%) due 06/25/2035 ~	1,447	479
5.000% due 07/25/2037 ^	1,110	728
6.000% due 02/25/2037 ^	1,304	624
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
1.924% (US0001M + 0.300%) due 08/25/2037 ~	3,863	3,373
2.304% (US0001M + 0.680%) due 08/25/2037 ~	3,950	3,525
4.149% due 08/25/2037 ^þ	635	556
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.774% due 01/25/2036 •	315	285
1.804% (US0001M + 0.180%) due 05/25/2036 ~	501	446
1.804% due 07/25/2036 •	275	252
1.874% (US0001M + 0.250%) due 08/25/2035 ~	159	149
Citicorp Mortgage Securities Trust
5.500% due 02/25/2026	16	15
5.500% due 04/25/2037	48	46
6.000% due 08/25/2036	270	258
6.000% due 04/25/2037	5,350	5,072
Citigroup Commercial Mortgage Trust
2.154% due 12/15/2036 •	600	584
2.424% (US0001M + 1.100%) due 07/15/2030 ~	1,167	1,167
2.504% due 10/15/2036 •	7,400	7,107
3.024% due 09/10/2045	586	585
3.209% due 05/10/2049	17,500	16,846
3.778% due 09/10/2058	21,895	21,702
4.580% due 05/15/2054 ~	36,400	37,570
Citigroup Global Markets Mortgage Securities, Inc. 2.124% (US0001M + 0.500%) due 05/25/2032 ~	30	29
Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~(a)	42,687	233
0.000% due 02/25/2058 ~	37	28
0.000% due 09/25/2064 ~	17	17
0.110% due 02/25/2058 ~(a)	19,856	117
1.500% due 02/25/2058 ~(a)	7,782	155
1.694% (US0001M + 0.070%) due 01/25/2037 ~	224	214
2.424% (US0001M + 0.800%) due 08/25/2035 ^~	863	832
2.470% due 10/25/2035 •	3,199	3,082
2.569% due 08/25/2035 ~	2,183	1,869
2.585% due 07/25/2046 ^~	1,922	1,773
2.679% due 10/25/2046 ^~	1,273	1,186
2.829% due 08/25/2035 ~	3,285	3,244
2.943% due 04/25/2037 ^~	926	795
3.207% due 03/25/2037 ^~	861	753
3.500% due 02/25/2058 ~	14,221	11,083
4.299% due 09/25/2064 ~	35,175	28,852
6.250% due 11/25/2037 ~	2,322	1,222
Citigroup Mortgage Loan Trust, Inc.
2.192% due 02/25/2034 ~	141	142
2.883% due 05/25/2035 ~	279	273

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

3.135% due 12/25/2035 ^~	958	596
3.440% (H15T1Y + 1.800%) due 09/25/2035 ~	387	372
5.500% due 11/25/2035 ^	738	722
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.830% due 09/25/2035 ~	7,257	6,358
CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	229	203
6.000% due 06/25/2037 ^	511	464
Colony Mortgage Capital Ltd. 2.453% due 11/15/2038 •	1,800	1,745
Commercial Mortgage Trust
2.950% due 08/15/2057	7,700	7,008
3.091% due 10/10/2049	10,964	10,458
3.142% due 02/10/2048	1,707	1,701
3.510% due 09/10/2050	19,203	18,539
3.545% due 02/10/2036	40,182	38,195
3.590% due 11/10/2047	20,803	20,519
3.732% due 08/10/2049 ~	15,299	14,871
4.228% due 05/10/2051	45,152	44,778
4.411% due 07/10/2045 ~	12,396	12,375
Community Program Loan Trust 4.500% due 04/01/2029	578	562
Countrywide Alternative Loan Resecuritization Trust
5.665% due 08/25/2037 ^~	1,044	590
6.000% due 05/25/2036 ^	872	581
6.000% due 08/25/2037 ^~	1,010	606
Countrywide Alternative Loan Trust
1.476% due 12/25/2035 •	184	160
1.476% (12MTA + 1.000%) due 02/25/2036 ~	260	235
1.802% due 09/20/2046 •	992	952
1.824% due 04/25/2047 •	6,786	6,230
1.856% (12MTA + 1.380%) due 11/25/2047 ^~	2,402	2,096
1.956% due 01/25/2036 •	24	23
1.974% (US0001M + 0.350%) due 05/25/2036 ^~	2,190	954
1.974% (US0001M + 0.350%) due 08/25/2036 ^~	1,059	550
1.974% due 05/25/2037 ^•	118	46
1.984% due 11/25/2036 •	6,451	7,202
2.004% due 07/25/2046 ^•	854	817
2.004% due 09/25/2046 ^•	4,938	4,704
2.044% (US0001M + 0.420%) due 05/25/2035 ~	70	64
2.044% due 07/25/2046 ^•	124	108
2.086% due 07/20/2035 •	20	19
2.124% due 04/25/2036 •	5,772	2,257
2.124% due 09/25/2046 ^•	912	705
2.124% due 10/25/2046 ^•	92	72
2.144% due 12/25/2035 •	415	378
2.144% due 07/25/2036 •	13,710	11,712
2.144% due 07/25/2046 ^•	457	317
2.164% due 01/25/2036 •	299	273
2.174% due 08/25/2034 •	9	8
2.174% due 10/25/2036 ^•	1,680	864
2.184% due 12/25/2035 •	17	16
2.204% due 06/25/2034 •	1,096	1,060
2.204% (US0001M + 0.580%) due 11/25/2035 ~	96	99
2.204% (US0001M + 0.580%) due 02/25/2036 ^~	1,046	975
2.226% due 11/20/2035 •	10	9
2.284% due 09/25/2035 •	311	237
2.304% due 10/25/2035 •	1,217	800
2.324% (US0001M + 0.700%) due 10/25/2035 ^~	710	505
2.351% due 10/25/2035 ^~	67	58
2.424% due 12/25/2035 ^•	947	823
2.724% due 02/25/2036 ^•	2,231	1,856
2.810% due 11/25/2035 ^~	501	453
2.924% due 10/25/2035 ^•	9,186	6,832
3.163% due 02/25/2037 ^~	7,384	6,894
3.164% due 11/25/2035 •	174	148
3.199% (US0001M + 1.575%) due 06/25/2034 ~	8,402	8,245
5.250% due 06/25/2035 ^	286	239
5.500% due 07/25/2035 ^	1,121	697
5.500% due 11/25/2035 ^	2,785	1,882
5.500% due 11/25/2035	1,482	1,020
5.500% due 12/25/2035 ^	925	667
5.500% due 02/25/2036 ^	903	628
5.750% due 03/25/2037 ^•	537	344
5.750% due 07/25/2037 ^	105	73
6.000% due 10/25/2033	213	202
6.000% due 03/25/2035 ^	136	76
6.000% due 04/25/2036 ^	875	476
6.000% due 05/25/2036 ^	933	515
6.000% due 06/25/2036	6,934	4,498
6.000% due 06/25/2036 ^	569	369
6.000% due 08/25/2036 ^	1,754	1,185
6.000% due 08/25/2036 ^•	857	582
6.000% due 11/25/2036 ^	47	31
6.000% due 02/25/2037	266	167
6.000% due 02/25/2037 ^	4,873	2,586

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

6.000% due 03/25/2037 ^	1,147	529
6.000% due 04/25/2037 ^	2,760	1,595
6.000% due 05/25/2037 ^	261	145
6.000% due 08/25/2037 ^	5,045	3,398
6.250% due 12/25/2033	13	12
6.250% due 11/25/2036 ^	363	295
6.250% due 08/25/2037 ^	1,917	1,205
6.500% due 05/25/2036 ^	1,798	1,066
6.500% due 09/25/2036	725	470
6.500% due 08/25/2037 ^	6,721	3,383
6.500% due 09/25/2037 ^	1,450	694
15.335% due 07/25/2035 •	542	564
Countrywide Home Loan Mortgage Pass-Through Trust
1.436% due 04/25/2046 ^•	5,343	1,882
1.985% due 02/20/2036 ^•	2,570	2,157
1.987% due 02/20/2036 ^•	46	43
1.991% due 02/20/2036 ^•	10	10
2.011% due 06/19/2031 ~	27	26
2.125% due 07/19/2031 ~	13	13
2.164% due 03/25/2035 •	245	226
2.169% due 02/25/2034 ~	11	10
2.177% due 10/20/2035 ~	18	18
2.204% due 04/25/2035 •	66	62
2.241% due 07/20/2034 ~	77	74
2.264% due 03/25/2035 •	90	80
2.278% due 04/20/2035 ~	124	125
2.284% due 02/25/2035 •	94	80
2.284% (US0001M + 0.660%) due 02/25/2035 ~	345	323
2.293% due 10/25/2033 ~	697	639
2.304% due 02/25/2035 •	89	78
2.304% due 03/25/2036 •	154	89
2.312% due 08/25/2034 ^~	429	391
2.324% due 02/25/2036 ^•	28	14
2.334% due 10/25/2035 ^~	1,367	1,141
2.384% due 09/25/2034 •	27	26
2.572% due 11/20/2034 ~	81	78
2.579% due 12/19/2033 ~	10	9
2.592% due 04/25/2035 ^~	54	41
2.672% due 04/20/2036 ^~	149	127
2.684% due 06/20/2034 ~	156	151
2.711% due 11/25/2034 ~	1,581	1,524
2.730% due 02/25/2047 ^~	334	302
2.892% due 11/20/2034 ~	1,023	980
2.920% due 09/25/2047 ^~	772	705
3.042% due 05/20/2036 ^~	742	706
3.044% due 03/25/2037 ^~	295	260
3.128% due 04/25/2035 ^~	204	177
3.153% due 07/25/2034 ~	393	380
3.179% due 05/20/2036 ^~	6,381	5,910
3.182% due 02/20/2036 ^~	43	36
3.288% due 11/25/2037 ~	1,759	1,595
3.571% due 08/25/2034 ~	6	6
4.500% due 09/25/2035	507	461
5.000% due 09/25/2035 ^	17	13
5.500% due 01/25/2035	213	209
5.500% due 09/25/2035 ^	397	378
5.500% due 10/25/2035 ^	1,401	980
5.500% due 11/25/2035 ^	519	322
5.750% due 12/25/2035 ^	1,120	655
5.750% due 02/25/2037 ^	925	549
5.750% due 07/25/2037 ^	379	224
6.000% due 05/25/2036 ^	1,250	689
6.000% due 07/25/2036	2,823	1,746
6.000% due 12/25/2036 ^	89	45
6.000% due 02/25/2037	476	288
6.000% due 02/25/2037 ^	2,950	2,634
6.000% due 07/25/2037 ^	551	317
6.000% due 09/25/2037 ^	275	170
6.250% due 09/25/2036 ^	756	399
6.250% due 02/25/2038 ^	889	522
Countrywide Home Loan Reperforming REMIC Trust
1.964% (US0001M + 0.340%) due 06/25/2035 ~	944	929
4.377% due 01/25/2034 ^~	230	205
6.500% due 11/25/2034 ^	251	237
7.500% due 11/25/2034	123	125
7.500% due 06/25/2035 ^	409	411
Credit Suisse Commercial Mortgage Trust 2.291% due 06/15/2034 •	9,866	9,576
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
1.081% due 03/25/2032 ~	163	152
2.774% (US0001M + 1.150%) due 09/25/2034 ^~	672	735
5.021% due 06/25/2032 ~	13	13
5.500% due 09/25/2035	2,350	1,823
7.500% due 05/25/2032	38	39
7.500% due 12/25/2032	1	1

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
1.741% due 10/25/2033 ~		35	33
2.364% due 06/25/2034 •		45	45
2.593% due 07/25/2033 ~		397	391
3.192% due 05/25/2034 ~		492	502
5.500% due 10/25/2035		522	315
6.000% due 11/25/2035 ^		12	9
Credit Suisse Mortgage Capital Certificates
2.502% due 04/26/2038 ~		248	247
3.176% due 07/27/2037 ~		7,487	7,500
3.281% due 04/28/2037 ~		3,581	3,491
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~		959	320
5.837% due 04/25/2037 ~		16,677	4,936
5.863% due 02/25/2037 ^~		2,732	694
6.000% due 07/25/2036		865	520
6.000% due 04/25/2037 ^		886	407
7.000% due 08/25/2037 ^~		4,735	2,919
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2057 (g)		129	128
0.000% due 01/25/2058 (g)		135	134
0.010% due 04/25/2058 (a)		7	7
2.074% due 07/15/2032 •		1,590	1,511
2.257% due 08/15/2037		13,312	12,294
2.500% due 07/25/2057 ~		211,098	193,065
2.674% (US0001M + 1.350%) due 10/15/2037 ~		6,600	6,425
2.725% due 07/15/2038 •		600	578
2.798% due 07/25/2057 ~		11,070	9,051
3.000% due 11/25/2056 ~		34,521	30,884
3.046% due 07/25/2057 ~		167,795	112,431
3.047% due 06/25/2048 ~		417,303	383,545
3.054% due 06/01/2050 ~		473,166	475,884
3.598% due 01/25/2058 ~		116,800	100,182
3.824% due 04/25/2058 ~		216,870	213,070
CRSNT Commercial Mortgage Trust 2.150% due 04/15/2036 •		39,401	38,057
CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052		5,955	5,556
3.903% due 03/15/2052		2,200	2,180
DBCG Mortgage Trust 2.025% due 06/15/2034 •		1,235	1,208
DBGS Mortgage Trust 2.119% due 06/15/2033 •		4,080	3,942
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.724% (US0001M + 0.100%) due 08/25/2037 ^~		1,767	1,442
1.864% due 08/25/2036 ^•		2,018	1,918
2.104% due 01/25/2047 •		3,895	3,563
2.284% due 02/25/2036 •		7,030	6,861
2.445% due 10/25/2035 ~		313	308
5.500% due 12/25/2035 ^		630	560
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
1.724% (US0001M + 0.100%) due 10/25/2036 ^~		6	5
6.005% due 10/25/2036 ^~		380	342
6.369% due 10/25/2036 ^þ		498	446
6.386% due 10/25/2036 ^þ		498	446
6.800% due 07/25/2036 ^þ		522	459
Deutsche Mortgage & Asset Receiving Corp. 1.396% due 11/27/2036 •		1,789	1,769
DOLP Trust 2.956% due 05/10/2041		56,700	49,769
Downey Savings & Loan Association Mortgage Loan Trust
1.792% due 04/19/2047 ^•		589	662
2.432% due 09/19/2044 •		38	35
2.699% due 07/19/2044 ~		11	11
DROP Mortgage Trust 2.470% (US0001M + 1.150%) due 10/15/2043 ~		13,700	13,243
EMF-NL Prime BV 0.352% due 04/17/2041 •	EUR	3,114	3,102
Eurosail PLC 1.052% due 10/17/2040 •		786	824
Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~		$132,584	129,464
Fingal Securities RMBS DAC 0.570% (EUR003M + 1.000%) due 07/28/2055 ~	EUR	321	335
Finsbury Square PLC 2.065% due 06/16/2070 •	GBP	26,644	32,320
First Horizon Alternative Mortgage Securities Trust
1.994% due 02/25/2037 •		$16	5
2.597% due 08/25/2034 ~		68	69
2.801% due 03/25/2035 ~		23	16
2.949% due 08/25/2035 ^~		839	757
5.500% due 05/25/2035 ~		1,267	937
6.250% due 08/25/2037 ^		429	217
First Horizon Mortgage Pass-Through Trust
1.894% due 02/25/2035 •		5	5
2.500% due 10/25/2035 ~		79	80

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.612% due 09/25/2035 ~		836	805
2.715% due 11/25/2037 ^~		1,360	833
2.770% due 11/25/2035 ^~		525	462
2.894% due 01/25/2037 ^~		18	13
2.959% due 10/25/2035 ^~		1,749	1,687
3.213% due 08/25/2035 ~		441	300
3.514% due 10/25/2036 ~		348	277
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031		50	48
Formentera Issuer PLC 1.348% (SONIO/N + 0.800%) due 07/28/2047 ~	GBP	3,220	3,852
GCAT Trust 3.000% due 07/25/2043 ~		$91,407	81,545
GMAC Mortgage Corp. Loan Trust
2.918% due 05/25/2035 ~		740	691
2.943% due 04/19/2036 ^~		1,484	1,361
4.433% due 06/19/2035 ~		68	65
GPMT Ltd. 2.862% (US0001M + 1.250%) due 07/16/2035 ~		25,196	24,786
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	566	585
1.743% (BP0003M + 0.130%) due 03/18/2039 ~	GBP	16,495	19,778
1.753% due 06/18/2039 •		4,997	5,963
2.193% due 06/18/2039 •		$7,697	7,556
GreenPoint Mortgage Funding Trust
2.024% (US0001M + 0.400%) due 10/25/2046 ^~		318	300
2.064% (US0001M + 0.440%) due 06/25/2045 ~		272	254
2.164% due 04/25/2036 ^•		109	103
2.164% (US0001M + 0.540%) due 11/25/2045 ~		224	197
2.304% (US0001M + 0.680%) due 10/25/2046 ^~		677	501
GS Mortgage Securities Corp. Trust
2.324% (US0001M + 1.000%) due 11/15/2032 ~		2,850	2,769
2.856% due 05/10/2034		18,300	18,271
GS Mortgage Securities Trust
2.039% due 11/10/2045 ~(a)		27,086	10
2.773% due 11/10/2045		18,877	18,843
3.621% due 10/10/2035		13,200	12,708
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~		55,696	47,699
2.500% due 09/25/2052 ~		30,159	25,792
GS Mortgage-Backed Securities Trust
1.434% (SOFR30A + 0.850%) due 01/25/2052 ~		9,157	8,551
2.500% due 01/25/2052 ~		63,363	54,431
2.500% due 04/25/2052 ~		44,393	38,135
2.500% due 08/25/2052 ~		16,778	14,369
2.500% due 07/25/2059 ~		115,846	111,226
3.000% due 08/26/2052 ~		191,591	170,569
3.000% due 09/25/2052 ~		74,343	66,511
GSC Capital Corp. Mortgage Trust 1.984% due 05/25/2036 ^•		104	99
GSMPS Mortgage Loan Trust
1.974% due 09/25/2035 •		3,534	3,079
7.500% due 06/25/2043		1,867	1,902
GSR Mortgage Loan Trust
1.924% due 07/25/2035 •		56	50
1.974% due 01/25/2034 •		15	15
2.304% due 04/25/2035 ~		260	258
2.423% due 05/25/2035 ~		373	363
2.655% due 04/25/2036 ~		35	26
2.668% due 11/25/2035 ~		5,623	5,318
2.691% due 03/25/2037 ^~		2,691	1,905
2.867% due 01/25/2036 ^~		50	49
2.880% (H15T1Y + 1.750%) due 03/25/2033 ~		4	4
2.894% due 11/25/2035 ^~		1,542	974
3.037% due 06/25/2034 ~		119	117
3.049% due 11/25/2035 ~		3	3
3.055% due 05/25/2035 ~		10	9
3.092% due 09/25/2035 ~		13	12
3.193% due 04/25/2035 ~		98	92
3.574% due 07/25/2035 ~		9	9
3.760% due 04/25/2032 •		40	34
5.000% due 05/25/2037 ^		2	3
5.500% due 06/25/2035		1,009	999
5.500% due 06/25/2036 ^		219	479
6.000% due 03/25/2032		3	3
6.000% due 11/25/2035 ^		7,744	3,924
6.000% due 11/25/2035		606	333
6.000% due 02/25/2036 ^		2,738	1,594
6.000% due 01/25/2037 ^		527	394
6.000% due 03/25/2037 ^		15	9
6.000% due 07/25/2037 ^		145	108
6.250% due 09/25/2036 ^		254	237
6.500% due 09/25/2036 ^		2,138	1,167
HarborView Mortgage Loan Trust
1.872% due 03/19/2037 •		19,147	17,236
1.995% due 09/19/2046 ^•		1,852	1,717

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.052% due 05/19/2035 •		5,275	4,860
2.073% due 06/19/2045 ^•		9,137	4,729
2.092% (US0001M + 0.480%) due 06/19/2035 ~		655	625
2.155% due 06/19/2034 •		266	248
2.179% due 04/19/2034 ~		8	8
2.195% (US0001M + 0.600%) due 04/19/2034 ~		160	148
2.252% due 01/19/2035 •		780	667
2.312% (US0001M + 0.700%) due 01/19/2035 ~		1,035	924
2.315% (US0001M + 0.720%) due 01/19/2035 ~		69	63
2.412% (US0001M + 0.800%) due 11/19/2034 ~		114	103
2.591% due 12/19/2035 ^~		425	397
2.624% due 10/25/2037 •		753	741
2.899% due 06/19/2036 ^~		3,709	2,157
3.217% due 07/19/2035 ^~		194	149
3.401% due 08/19/2036 ^~		151	142
3.913% due 06/19/2036 ^~		2,211	1,145
Hawaii Hotel Trust 2.474% due 05/15/2038 •		1,620	1,578
Hawksmoor Mortgage Funding PLC 1.703% due 05/25/2053 •	GBP	5,290	6,428
Hilton USA Trust 2.828% due 11/05/2035		$33,800	32,970
HomeBanc Mortgage Trust
2.144% due 01/25/2036 •		535	519
2.364% (US0001M + 0.740%) due 12/25/2034 ~		842	805
2.484% (US0001M + 0.860%) due 08/25/2029 ~		527	509
HPLY Trust 2.324% due 11/15/2036 •		388	377
HSI Asset Securitization Corp. Trust 2.064% due 11/25/2035 •		9,333	8,684
Hundred Acre Wood Trust 1.776% (SOFR30A + 0.850%) due 10/25/2051 ~		5,973	5,585
Impac CMB Trust
2.364% due 11/25/2034 •		370	367
2.384% due 10/25/2033 •		3	3
2.404% due 10/25/2034 •		139	135
5.286% due 09/25/2034 þ		113	116
Impac Secured Assets Trust 3.171% due 07/25/2035 ~		371	330
IndyMac Adjustable Rate Mortgage Trust
1.544% due 01/25/2032 ~		86	83
1.686% due 01/25/2032 ~		33	31
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037 ^		883	465
IndyMac INDA Mortgage Loan Trust
2.978% due 08/25/2036 ~		830	714
2.988% due 01/25/2036 ~		1,944	1,814
IndyMac INDB Mortgage Loan Trust 2.224% (US0001M + 0.600%) due 11/25/2035 ^~		326	207
IndyMac INDX Mortgage Loan Trust
1.804% due 02/25/2037 •		9,118	9,016
1.804% due 02/25/2037 ^•		1,480	1,377
1.924% (US0001M + 0.300%) due 06/25/2037 ^~		760	333
2.024% (US0001M + 0.400%) due 11/25/2046 ~		323	309
2.044% due 05/25/2046 •		57	52
2.084% (US0001M + 0.460%) due 04/25/2035 ~		55	50
2.104% due 07/25/2035 •		914	863
2.264% (US0001M + 0.640%) due 07/25/2045 ~		30	25
2.404% due 05/25/2034 •		2	1
2.424% due 11/25/2034 •		23	21
2.444% (US0001M + 0.820%) due 11/25/2034 ^~		615	536
2.640% due 08/25/2035 ~		19	18
2.735% due 01/25/2036 ^~		143	136
2.766% due 10/25/2035 ~		278	240
2.787% due 01/25/2035 ~		33	32
2.804% due 10/25/2034 ~		1,169	1,134
2.810% due 06/25/2037 ^~		1,275	1,085
2.842% due 02/25/2035 ~		247	227
2.848% due 05/25/2036 ~		1,914	1,715
2.917% due 03/25/2036 ^~		1,528	1,244
2.926% due 09/25/2035 ^~		6,144	5,451
2.957% due 06/25/2037 ~		4,643	2,826
2.965% due 04/25/2037 ^~		5,827	4,947
2.985% due 08/25/2035 ~		298	246
2.985% due 08/25/2035 ^~		254	212
3.002% due 01/25/2036 ^~		2,253	2,036
3.016% due 12/25/2034 ~		44	43
3.049% due 07/25/2037 ~		984	678
3.072% due 04/25/2037 ~		3,946	3,519
3.118% due 12/25/2035 ~		1,900	1,780
JP Morgan Alternative Loan Trust
1.904% due 03/25/2037 •		907	945
2.693% due 12/25/2036 ~		2,147	2,180
3.330% due 05/25/2037 ^~		2,667	2,350
5.843% due 05/26/2037 ~		16,453	14,073
6.550% due 05/25/2036 þ		24	24

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust
1.875% (TSFR1M + 0.597%) due 04/15/2037 ~		2,500	2,355
2.287% due 03/05/2042		4,600	4,030
2.440% (US0001M + 1.115%) due 11/15/2038 ~		2,231	2,139
3.474% due 12/15/2049 ~		4,511	4,450
3.648% due 12/15/2049 ~		8,606	8,352
3.916% due 06/10/2043 ~		17,100	16,204
JP Morgan Mortgage Trust
1.876% (SOFR30A + 0.950%) due 05/25/2052 ~		25,110	23,666
2.079% due 02/25/2036 ^~		35	28
2.103% due 02/25/2034 ~		103	94
2.188% due 06/25/2035 ~		790	760
2.203% due 11/25/2033 ~		4	4
2.364% due 10/25/2035 ^~		313	256
2.417% due 07/25/2035 ~		42	40
2.500% due 10/25/2051 ~		6,260	5,399
2.500% due 11/25/2051 ~		2,992	2,563
2.500% due 12/25/2051 ~		1,727	1,471
2.500% due 02/25/2052 ~		9,555	8,208
2.614% due 04/25/2036 ^~		1,477	1,305
2.661% due 08/25/2035 ~		423	407
2.680% due 11/25/2035 ^~		577	525
2.725% due 09/25/2035 ~		76	70
2.736% due 04/25/2035 ~		7	7
2.749% due 10/25/2035 ^~		798	689
2.753% due 11/25/2035 ^~		982	842
2.779% due 10/25/2035 ~		3,121	3,101
2.794% due 06/25/2035 ~		171	142
2.797% due 12/25/2037 ~		66	55
2.808% due 07/25/2035 ~		539	521
2.826% due 06/25/2035 ~		332	332
2.843% due 04/25/2036 ~		1,317	1,263
2.843% due 04/25/2036 ^~		1,155	1,088
2.870% due 07/25/2035 ~		9	9
2.896% due 02/25/2036 ^~		6,717	5,513
2.904% due 07/25/2035 ~		40	41
2.908% due 10/25/2036 ~		49	38
2.909% due 08/25/2035 ^~		608	538
2.928% due 10/25/2036 ^~		17	15
2.928% due 10/25/2036 ~		9,302	7,764
2.947% due 07/25/2035 ~		1,906	1,843
2.991% due 10/25/2036 ^~		1,320	1,044
3.000% due 01/25/2052 ~		5,542	5,053
3.000% due 03/25/2052 ~		86,171	78,995
3.008% due 07/25/2035 ~		88	87
3.043% due 07/27/2037 ~		4,749	4,456
3.045% due 08/25/2035 ~		793	770
3.065% due 07/25/2035 ~		356	348
3.160% due 04/25/2037 ^~		160	144
3.232% due 05/25/2036 ~		1,267	1,095
3.350% due 08/25/2036 ^~		1,126	968
3.414% due 10/25/2035 ~		4,629	4,220
3.500% due 10/25/2046 ~		944	899
3.500% due 10/25/2048 ~		347	328
3.500% due 09/25/2052 ~		9,136	8,469
5.500% due 07/25/2036 ^		450	294
5.750% due 01/25/2036 ^		16	9
6.500% due 07/25/2036 ^		2,832	1,480
6.500% due 08/25/2036 ^		380	180
JPMDB Commercial Mortgage Securities Trust 3.057% due 11/13/2052		7,900	7,241
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	6,893
1.559% due 02/22/2045 •		78,618	92,945
2.250% due 02/22/2045		9,470	7,954
2.759% due 02/22/2045 •		29,232	33,092
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		$2,400	1,984
Lavender Trust 6.250% due 10/26/2036		3,988	2,421
Lehman Mortgage Trust
1.944% due 08/25/2036 ^•		3,638	2,687
2.274% due 06/25/2037 ^•		256	237
4.878% due 12/25/2035 ~		3,373	849
5.101% due 01/25/2036 ^~		1,094	1,086
5.500% due 01/25/2036		605	389
5.919% due 04/25/2036 ^~		606	441
6.000% due 07/25/2036 ^		3,941	2,336
Lehman XS Trust
2.004% (US0001M + 0.380%) due 11/25/2046 ~		163	145
2.024% due 08/25/2046 •		5,251	4,839
2.024% (US0001M + 0.400%) due 08/25/2046 ^~		591	582
Luminent Mortgage Trust
1.944% due 11/25/2036 ^•		136	127
1.984% (US0001M + 0.360%) due 12/25/2036 ^~		1,563	1,447
2.024% due 02/25/2046 •		42	33

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.344% due 04/25/2036 •	6,450	5,544
LUXE Commercial Mortgage Trust
2.305% due 11/15/2038 •	17,700	17,040
2.374% due 10/15/2038 •	34,765	33,533
Manhattan West Mortgage Trust 2.130% due 09/10/2039	47,900	42,211
MASTR Adjustable Rate Mortgages Trust
1.834% due 04/25/2046 •	2,440	2,205
1.941% due 12/25/2034 ~	904	874
2.104% (US0001M + 0.480%) due 05/25/2037 ~	683	325
2.117% due 12/25/2033 ~	7	6
2.190% due 12/25/2033 ~	23	23
2.224% due 05/25/2047 ^•	7	7
2.431% due 05/25/2034 ~	63	61
2.639% due 07/25/2035 ^~	305	279
2.660% due 03/25/2035 ~	194	184
2.727% due 10/25/2032 ~	88	86
3.219% due 10/25/2034 ~	621	603
MASTR Alternative Loan Trust 2.024% due 03/25/2036 ^•	6,825	634
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^	192	140
MASTR Reperforming Loan Trust
1.984% due 07/25/2035 ^•	2,244	1,171
7.000% due 08/25/2034	1,500	1,207
7.000% due 05/25/2035	429	338
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032 ~	1,321	1,276
MBRT 2.424% due 11/15/2036 •	3,589	3,495
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.024% due 11/15/2031 •	804	787
2.064% (US0001M + 0.740%) due 09/15/2030 ~	302	300
2.204% due 11/15/2031 •	16	15
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.184% due 08/15/2032 •	36	33
2.610% due 10/20/2029 •	635	618
Merrill Lynch Alternative Note Asset Trust
1.844% due 03/25/2037 •	754	235
2.224% (US0001M + 0.600%) due 03/25/2037 ~	1,995	631
2.950% due 06/25/2037 ^~	842	533
6.000% due 03/25/2037	1,040	138
Merrill Lynch Mortgage Investors Trust
1.486% (US0006M + 0.660%) due 10/25/2028 ~	19	18
1.890% (US0006M + 0.500%) due 04/25/2029 ~	212	200
2.110% due 11/25/2029 •	61	58
2.120% due 05/25/2033 ~	1,202	1,179
2.124% due 11/25/2035 •	7	7
2.148% due 05/25/2036 ~	134	126
2.244% (US0001M + 0.620%) due 10/25/2028 ~	18	17
2.277% due 02/25/2033 ~	8	8
2.284% (US0001M + 0.660%) due 06/25/2028 ~	298	279
2.284% (US0001M + 0.660%) due 09/25/2029 ~	19	18
2.284% due 11/25/2029 •	100	91
2.287% due 02/25/2034 ~	3	3
2.364% due 03/25/2028 •	11	11
2.404% (US0001M + 0.780%) due 03/25/2028 ~	4	3
2.463% due 12/25/2034 ~	10	10
2.596% due 11/25/2035 ~	1,197	1,167
2.629% due 12/25/2035 ~	25	23
2.698% due 12/25/2035 ~	318	301
2.713% due 06/25/2037 ~	317	303
2.820% due 02/25/2035 ~	1,861	1,787
2.867% due 07/25/2035 ^~	155	139
2.959% due 08/25/2034 ~	279	267
2.968% due 05/25/2033 ~	4	4
2.996% due 09/25/2035 ^~	3,963	3,386
3.167% due 09/25/2035 ~	1,035	987
3.466% due 06/25/2035 ~	2,360	2,280
3.586% (US0006M + 1.500%) due 12/25/2032 ~	109	101
MF1 Multifamily Housing Mortgage Loan Trust 2.298% due 07/15/2036 •	32,590	32,203
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048	9,229	9,083
Morgan Stanley Capital Trust
2.493% due 12/15/2023 •	39,210	37,827
2.509% due 04/05/2042 ~	17,000	14,280
4.071% due 03/15/2052	3,635	3,557
Morgan Stanley Capital, Inc. 3.922% due 04/15/2055 ~	45,800	43,996
Morgan Stanley Mortgage Loan Trust
1.884% (US0001M + 0.260%) due 03/25/2036 ~	628	431
1.904% due 01/25/2036 •	6,812	3,993
1.914% due 12/25/2035 •	18	16
1.934% due 01/25/2035 •	3	2
1.944% (US0001M + 0.320%) due 01/25/2035 ~	1,303	1,201

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.535% due 06/25/2036 ~		86	84
2.563% due 07/25/2035 ~		176	160
2.627% due 06/25/2037 ~		2,666	1,697
2.748% due 07/25/2035 ^~		3,912	3,443
2.789% due 11/25/2037 ~		6,960	5,477
3.384% due 09/25/2035 ^~		1,402	561
3.774% due 06/25/2036 ~		8,384	6,756
5.701% due 02/25/2047 þ		1,319	598
6.000% due 02/25/2036 ^		128	122
6.000% due 10/25/2037 ^		1,347	885
MortgageIT Mortgage Loan Trust 2.084% due 04/25/2036 •		3,309	3,119
MortgageIT Securities Corp. Mortgage Loan Trust 2.124% due 09/25/2037 •		5,302	4,709
MortgageIT Trust 2.404% (US0001M + 0.780%) due 02/25/2035 ~		174	171
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^		462	422
Natixis Commercial Mortgage Securities Trust 3.102% due 03/15/2035 •		6,000	5,880
New Residential Mortgage Loan Trust
2.500% due 06/25/2051 ~		11,516	9,948
3.000% due 03/25/2052 ~		42,232	37,653
New York Mortgage Trust 2.888% due 05/25/2036 ^~		2,869	2,572
Newgate Funding PLC
0.319% due 12/15/2050 •	EUR	48,365	49,725
1.578% (BP0003M + 0.160%) due 12/01/2050 ~	GBP	489	563
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.549% due 10/25/2035 ~		$48	32
2.624% (US0001M + 1.000%) due 05/25/2035 ~		2,061	1,711
3.294% due 02/25/2036 ^~		163	138
5.820% due 03/25/2047 þ		577	553
7.000% due 02/19/2030 ~		491	477
NYO Commercial Mortgage Trust 2.420% due 11/15/2038 •		109,300	104,738
OBX Trust
2.500% due 10/25/2051 ~		68,898	58,963
3.000% due 01/25/2052 ~		121,531	108,050
3.000% due 02/25/2052 ~		18,983	16,877
PFP Ltd.
2.174% due 04/14/2038 •		1,399	1,352
2.509% due 08/09/2037 •		63,050	60,079
2.559% due 04/14/2037 •		152	151
Prime Mortgage Trust 2.024% (US0001M + 0.400%) due 02/25/2034 ~		502	496
Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	481	1,803
0.000% due 10/29/2054 (b)(g)		33,620	31,243
0.005% due 10/29/2054 •		160,359	167,295
0.455% due 10/29/2054 •		20,861	21,759
0.655% (EUR003M + 1.100%) due 10/29/2054 ~		15,172	15,815
1.305% due 10/29/2054 •		11,379	11,844
2.555% due 10/29/2054 •		9,482	9,846
RBSGC Mortgage Loan Trust
2.004% (US0001M + 0.380%) due 12/25/2034 ~		$16,594	14,854
5.750% due 04/25/2035		7,117	6,462
RBSSP Resecuritization Trust
1.276% due 09/27/2037 •		9,301	8,018
1.336% (US0001M + 0.330%) due 02/27/2037 ~		1,845	1,696
1.486% due 08/27/2037 •		1,101	1,080
1.844% due 10/27/2036 •		1,441	1,321
4.000% due 10/26/2037		6,663	5,646
Ready Capital Mortgage Financing LLC
2.598% due 01/25/2037 •		41,400	39,962
3.717% due 06/25/2037 •		19,500	19,450
3.774% due 02/25/2035 •		2,984	2,966
Regal Trust 1.742% due 09/29/2031 •		10	10
Residential Accredit Loans, Inc. Trust
1.836% (12MTA + 1.360%) due 09/25/2045 ~		200	182
1.884% (US0001M + 0.260%) due 02/25/2037 ~		1,113	1,387
1.904% due 01/25/2037 •		1,461	1,474
1.924% (US0001M + 0.300%) due 08/25/2035 ~		216	170
1.924% due 02/25/2037 •		1,553	1,428
1.954% (US0001M + 0.330%) due 03/25/2037 ~		1,001	195
1.984% due 05/25/2036 •		6,849	6,266
1.984% due 09/25/2036 •		1,465	1,354
1.994% due 12/25/2036 •		18	15
2.004% due 07/25/2036 •		1,896	1,875
2.004% (US0001M + 0.380%) due 08/25/2036 ^~		2,473	2,399
2.004% (US0001M + 0.380%) due 09/25/2036 ^~		31	29
2.024% (US0001M + 0.400%) due 11/25/2036 ^~		793	586
2.044% (US0001M + 0.420%) due 06/25/2037 ~		986	947
2.164% (US0001M + 0.540%) due 02/25/2046 ^~		1,088	709
3.313% due 08/25/2035 ^~		1,309	559

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

3.500% due 04/25/2035 ~		169	165
5.096% due 02/25/2036 ^~		725	600
6.000% due 08/25/2036 ^		1,013	858
6.000% due 09/25/2036 ^		967	809
6.000% due 09/25/2036		846	708
6.000% due 11/25/2036 ^		1,054	902
6.000% due 01/25/2037 ^		6	5
6.250% due 03/25/2037 ^		910	755
6.500% due 07/25/2037 ^		316	274
6.500% due 09/25/2037 ^		1,123	965
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031		104	107
Residential Asset Securitization Trust
5.500% due 08/25/2034		52	50
5.750% due 02/25/2036 ^		522	244
6.000% due 04/25/2037 ^		197	132
6.000% due 05/25/2037 ^		119	79
6.000% due 07/25/2037 ^		1,084	493
6.250% due 08/25/2036		69	52
6.250% due 11/25/2036 ^		1,769	806
6.250% due 09/25/2037 ^		1,944	923
6.500% due 08/25/2036		1,325	481
6.500% due 09/25/2036 ^		1,091	477
Residential Funding Mortgage Securities, Inc. Trust
3.977% due 02/25/2037 ~		1,808	1,339
3.990% due 02/25/2036 ^~		1,054	946
4.588% due 07/27/2037 ^~		4,001	3,296
5.500% due 12/25/2034		149	137
6.000% due 06/25/2036 ^		602	526
6.000% due 07/25/2036 ^		596	520
6.000% due 10/25/2036 ^		5,347	4,787
6.000% due 06/25/2037 ^		260	231
6.500% due 03/25/2032		62	60
Residential Mortgage Securities PLC 2.040% due 06/20/2070 •	GBP	12,655	15,360
RESIMAC Bastille Trust
1.450% due 02/03/2053 •		$5,820	5,767
1.682% due 12/05/2059 •		36	36
Resloc UK PLC 1.809% (BP0003M + 0.220%) due 12/15/2043 ~	GBP	1,969	2,231
Ripon Mortgages PLC
0.000% due 08/28/2056 (g)		5,378	2,916
0.010% due 08/20/2056 «		8,063	9,135
0.070% due 08/28/2056 ~		714	2
1.351% due 08/28/2056 •		262,119	315,935
1.551% due 08/28/2056 •		25,858	30,627
2.951% due 08/28/2056 •		3,754	4,410
3.651% due 08/28/2056 •		10,552	12,627
3.901% (SONIO/N + 3.250%) due 08/28/2056 ~		5,255	6,189
4.951% due 08/28/2056 •		3,003	3,509
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	1,504	1,518
1.021% (SONIO/N + 0.269%) due 06/12/2044 ~	GBP	21,412	25,080
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	79,607	56,897
0.382% due 09/28/2055 •		580,591	603,617
0.532% due 09/28/2055 •		62,548	64,535
0.782% due 09/28/2055 •		42,646	43,849
1.000% due 09/28/2055 ~		15,864	13,383
1.282% (EUR003M + 1.500%) due 09/28/2055 ~		25,587	26,198
2.032% (EUR003M + 2.250%) due 09/28/2055 ~		42,646	43,197
Sequoia Mortgage Trust
1.434% due 09/20/2033 •		$135	130
1.995% due 07/20/2036 •		22	19
2.015% (US0001M + 0.420%) due 06/20/2036 ~		607	577
2.057% due 05/20/2034 •		384	381
2.077% due 05/20/2034 •		192	183
2.224% due 01/20/2047 ^~		884	623
2.255% due 06/20/2033 •		3	3
2.295% (US0001M + 0.700%) due 07/20/2033 ~		90	85
2.355% due 10/20/2027 •		18	18
2.395% (US0001M + 0.800%) due 10/20/2027 ~		218	214
3.014% due 09/20/2046 ^~		1,727	1,257
3.109% due 01/20/2047 ^~		1,210	976
SFO Commercial Mortgage Trust 2.474% due 05/15/2038 •		34,140	32,686
Shelter Growth CRE Issuer Ltd. 3.416% due 06/17/2037 •		66,900	66,684
SREIT Trust 2.024% due 10/15/2038 •		200	190
Starwood Mortgage Trust 2.182% due 11/15/2036 •		17,500	16,748
Stratton Mortgage Funding PLC
1.361% (SONIO/N + 0.900%) due 07/20/2060 ~	GBP	209,652	253,219
1.652% due 03/12/2052 •		2,779	3,342

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
1.876% due 01/25/2035 ^•		$112	98
1.924% (US0001M + 0.300%) due 09/25/2034 ~		1,035	932
1.924% due 10/25/2035 •		100	100
1.924% due 08/25/2036 ^•		2,613	1,922
2.543% due 02/25/2034 ~		365	353
2.716% due 09/25/2034 ~		4	4
2.853% due 09/25/2035 ~		371	345
2.875% due 05/25/2036 ^~		1,707	1,553
2.911% due 11/25/2035 ^~		120	110
2.914% due 12/25/2034 ~		22	22
2.945% due 02/25/2036 ^~		1,109	938
2.961% due 08/25/2035 ~		25	23
2.999% due 11/25/2036 ^~		1,925	1,696
3.014% due 03/25/2036 ^~		329	254
3.023% due 04/25/2036 ^~		2,062	1,387
3.032% due 01/25/2035 ~		117	117
3.097% due 02/25/2036 ^~		1,568	1,044
3.111% due 12/25/2035 ~		1,370	1,159
3.147% due 02/25/2036 ^~		297	269
3.326% due 12/25/2035 ~		604	373
3.586% due 10/25/2037 ^•		442	416
Structured Asset Mortgage Investments Trust
1.567% due 02/25/2036 ^•		6,987	6,679
1.876% due 12/25/2035 ^•		1,053	875
1.884% (US0001M + 0.260%) due 03/25/2037 ~		1,126	407
1.964% (US0001M + 0.340%) due 03/25/2037 ^~		185	56
2.004% due 06/25/2036 •		399	390
2.004% due 07/25/2046 ^•		523	406
2.044% due 04/25/2036 •		284	253
2.044% due 05/25/2036 •		52	42
2.064% due 05/25/2046 •		7,443	2,414
2.084% due 02/25/2036 ^•		132	114
2.095% due 07/19/2035 •		1,648	1,526
2.244% due 12/25/2035 ^•		1,382	1,110
2.255% due 09/19/2032 •		751	728
2.295% due 01/19/2034 •		123	119
2.435% due 10/19/2033 •		249	234
2.474% due 05/25/2047 •		7,404	6,207
3.905% due 06/25/2029 ~		6	6
Structured Asset Securities Corp. 4.112% due 04/15/2027 ~		7	7
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^		2,453	1,591
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.362% due 07/25/2033 ~		11	10
2.604% due 11/25/2033 ~		36	34
2.688% due 03/25/2033 ~		329	333
2.935% due 01/25/2034 ~		594	575
4.952% due 06/25/2034 þ		67	65
Structured Asset Securities Corp. Trust 5.750% due 04/25/2035		1,424	968
SunTrust Adjustable Rate Mortgage Loan Trust
2.279% due 04/25/2037 ^~		225	142
2.307% due 02/25/2037 ^~		219	195
2.751% due 10/25/2037 ~		452	372
2.833% due 01/25/2037 ^~		1,730	1,395
SunTrust Alternative Loan Trust
2.274% (US0001M + 0.650%) due 12/25/2035 ^~		1,571	1,352
5.750% due 12/25/2035 ^		1,032	926
6.000% due 04/25/2036 ^		353	221
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 ^þ		509	189
6.470% due 09/25/2036 ^þ		5,583	234
6.500% due 07/25/2036		4,581	1,329
6.515% due 07/25/2037 þ		846	392
Thornburg Mortgage Securities Trust
2.017% due 10/25/2043 ~		181	171
2.140% due 09/25/2037 ~		1,485	1,438
2.324% due 12/25/2033 •		213	208
2.489% due 10/25/2046 ~		31,016	30,201
2.642% due 09/25/2047 ~		25,507	20,857
2.892% due 07/25/2036 •		23,838	20,160
4.783% (US0012M + 1.250%) due 06/25/2047 ^~		7,804	7,509
4.783% due 06/25/2047 ^•		8,588	7,077
4.833% due 03/25/2037 ^•		7,977	6,987
Towd Point HE Trust 0.918% due 02/25/2063 ~		2,209	2,110
Towd Point Mortgage Funding 1.361% due 07/20/2045 •	GBP	7,192	8,743
Towd Point Mortgage Funding PLC
1.361% due 07/20/2045 •		5,469	6,648
1.527% due 05/20/2045 •		14,565	17,663
Trinity Square PLC 1.300% (SONIO/N + 0.850%) due 07/15/2059 ~		149,364	180,657

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

TTAN 2.175% due 03/15/2038 •		$902	869
UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		7,000	6,934
4.296% due 08/15/2051		5,975	5,958
4.313% due 05/15/2051		10,000	9,977
4.334% due 10/15/2051		17,486	17,445
UWM Mortgage Trust
1.876% due 11/25/2051 •		2,277	2,138
2.500% due 11/25/2051 ~		214,111	184,302
2.500% due 12/25/2051 ~		94,051	81,053
3.000% due 01/25/2052 ~		67,786	60,436
VASA Trust 2.224% due 07/15/2039 •		3,400	3,253
VMC Finance LLC
2.623% due 09/15/2036 •		748	733
2.712% due 06/16/2036 •		21,182	20,667
Wachovia Mortgage Loan Trust LLC
2.184% due 10/20/2035 ~		3	3
2.317% due 10/20/2035 ~		114	108
2.774% due 03/20/2037 ^~		140	129
2.864% due 08/20/2035 ^~		796	748
WaMu Mortgage Pass-Through Certificates Trust
1.236% (12MTA + 0.760%) due 04/25/2047 ~		6,115	5,502
1.246% due 05/25/2047 •		7,631	6,913
1.372% due 05/25/2046 •		176	161
1.473% (COF 11 + 1.250%) due 07/25/2047 ^~		1,975	1,758
1.476% due 08/25/2046 •		63	61
1.723% (COF 11 + 1.500%) due 10/25/2046 ~		5,045	4,639
1.824% (COF 11 + 1.500%) due 12/25/2046 ~		4,688	4,542
1.876% (12MTA + 1.400%) due 06/25/2042 ~		160	150
2.164% due 12/25/2045 •		235	227
2.204% due 07/25/2045 •		140	131
2.364% due 11/25/2034 •		400	372
2.383% due 09/25/2033 ~		19	18
2.444% due 11/25/2045 •		159	146
2.444% (US0001M + 0.820%) due 12/25/2045 ~		136	125
2.529% due 09/25/2033 ~		288	275
2.577% due 11/25/2036 ^~		13	12
2.593% due 01/25/2033 ~		60	59
2.604% due 11/25/2034 •		194	180
2.713% due 12/25/2036 ^~		38	35
2.716% due 12/25/2035 ~		5,259	5,141
2.742% due 04/25/2037 ^~		1,516	1,407
2.781% due 08/25/2036 ^~		84	80
2.784% due 02/25/2037 ^~		2,882	2,598
2.798% due 03/25/2035 ~		604	600
2.819% due 08/25/2035 ~		129	118
2.851% due 10/25/2035 ~		304	292
2.856% due 09/25/2036 ^~		2,816	2,586
2.867% due 12/25/2035 ~		967	923
2.874% due 08/25/2034 ~		108	106
2.887% due 08/25/2036 ~		5,819	5,407
2.920% due 08/25/2046 ^~		4,365	4,049
2.950% due 09/25/2035 ~		6,206	5,844
2.978% due 04/25/2035 ~		1,871	1,790
3.036% due 02/25/2037 ^~		3,907	3,690
3.050% due 08/25/2036 ^~		650	602
3.052% due 12/25/2036 ^~		5,728	5,254
3.108% due 03/25/2037 ~		9,282	8,717
3.120% due 05/25/2037 ^~		59	52
3.125% due 02/25/2037 ^~		293	277
3.145% due 02/25/2037 ^~		7,627	7,093
3.150% due 04/25/2037 ^~		497	468
3.196% due 12/25/2036 ^~		4,503	4,230
3.198% due 03/25/2036 ^~		8,904	8,210
3.201% due 05/25/2037 ^~		806	751
3.310% due 05/25/2035 ~		8,263	8,064
3.368% due 07/25/2037 ^~		164	157
3.433% due 01/25/2036 ^~		2,546	2,510
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	4	5,117
1.742% due 12/21/2049 •		138,696	168,704
2.442% due 12/21/2049 •		23,296	28,300
2.942% due 12/21/2049 •		11,648	14,100
3.442% due 12/21/2049 •		6,656	8,054
3.942% due 12/21/2049 •		6,656	8,042
Washington Mutual Mortgage Pass-Through Certificates Trust
1.446% (12MTA + 0.970%) due 05/25/2046 ^~		$2,445	2,007
1.770% due 02/25/2031 ~		1	1
1.944% due 02/25/2037 ^•		8,083	6,978
2.074% due 04/25/2035 •		4,211	3,450
2.642% due 05/25/2033 ~		92	91
3.639% due 06/25/2033 ~		768	769
4.057% due 09/25/2036 ^þ		2,963	998
5.500% due 11/25/2035 ^		379	356

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

5.500% due 06/25/2037 ^		560	532
6.000% due 04/25/2036 ^		1,220	1,089
6.768% due 07/25/2036 þ		1,200	351
6.949% due 07/25/2036 ^þ		2,050	599
Wells Fargo Alternative Loan Trust 3.411% due 07/25/2037 ^~		565	506
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	8,388
3.311% due 06/15/2052		8,800	8,249
3.472% due 11/15/2050		10,070	9,678
3.615% due 12/15/2049		10,319	10,253
3.862% due 12/15/2039		41,000	39,000
4.023% due 03/15/2052		33,712	33,063
4.442% due 09/15/2061		4,000	4,024
Wells Fargo Mortgage-Backed Securities Trust
2.820% due 03/25/2036 ~		33	30
2.870% due 04/25/2036 ~		722	690
3.493% due 07/25/2034 ~		4	4
Worldwide Plaza Trust 3.526% due 11/10/2036		6,280	5,857

Total Non-Agency Mortgage-Backed Securities (Cost $9,477,717)			8,723,822

ASSET-BACKED SECURITIES 14.9%
522 Funding CLO Ltd. 2.103% due 10/20/2031 •		36,000	35,175
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		3,034	2,993
Aames Mortgage Investment Trust 2.404% due 10/25/2035 •		2,099	2,065
Accredited Mortgage Loan Trust 2.494% due 01/25/2035 •		476	436
ACE Securities Corp. Home Equity Loan Trust
1.734% due 12/25/2036 •		5,422	1,635
1.744% due 10/25/2036 •		9	4
1.784% due 08/25/2036 ^•		4,769	1,349
1.824% (US0001M + 0.200%) due 12/25/2036 ~		20,904	6,361
1.844% due 08/25/2036 ^•		6,128	1,745
2.284% (US0001M + 0.660%) due 11/25/2035 ~		3,370	3,378
2.449% due 12/25/2045 ^•		3,498	2,913
2.554% due 02/25/2036 ^•		1,532	1,469
2.599% due 11/25/2033 •		1,312	1,274
2.599% (US0001M + 0.975%) due 12/25/2034 ~		218	201
2.599% (US0001M + 0.975%) due 07/25/2035 ~		792	787
2.674% (US0001M + 1.050%) due 08/25/2045 ~		1,010	1,005
3.424% (US0001M + 1.800%) due 10/25/2032 ~		234	245
ACREC Ltd. 2.762% due 10/16/2036 •		24,000	22,936
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	4,800	4,932
Aegis Asset-Backed Securities Trust
2.269% (US0001M + 0.645%) due 12/25/2035 ~		$3,300	3,177
2.344% due 06/25/2035 •		3,417	3,282
AIMCO Realty Investors LP 2.064% (US0003M + 1.020%) due 04/17/2031 ~		2,500	2,450
American Credit Acceptance Receivables Trust 2.660% due 02/13/2026		7,140	7,084
American Money Management Corp. CLO Ltd.
1.914% due 04/17/2029 •		27,205	26,859
2.018% due 04/14/2029 •		1,397	1,389
2.352% (US0003M + 0.950%) due 11/10/2030 ~		25,800	25,392
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.404% due 05/25/2034 •		760	753
2.494% due 07/25/2034 •		129	127
3.999% due 05/25/2034 ^þ		686	629
4.999% due 11/25/2032 ^•		2,503	2,477
Amortizing Residential Collateral Trust 2.659% (US0001M + 1.035%) due 07/25/2032 ~		22	22
Anchorage Capital CLO Ltd.
2.094% due 07/15/2030 •		81,515	80,572
2.184% (US0003M + 1.140%) due 07/15/2032 ~		7,900	7,711
2.276% due 07/22/2032 •		18,800	18,275
Apex Credit CLO Ltd. 3.086% due 09/20/2029 •		17,940	17,679
Apidos CLO
1.944% (US0003M + 0.900%) due 07/18/2029 ~		31,000	30,520
1.974% due 07/17/2030 •		61,750	60,873
2.013% due 10/20/2030 •		1,700	1,662
2.073% (US0003M + 1.010%) due 04/20/2031 ~		2,100	2,064
Apres Static CLO Ltd. 2.114% due 10/15/2028 •		14,016	13,964
Arbor Realty Commercial Real Estate Notes Ltd.
2.229% due 01/15/2037 •		128,400	124,781
2.674% (US0001M + 1.350%) due 11/15/2036 ~		75,250	72,950
Ares CLO Ltd.
1.914% (US0003M + 0.870%) due 01/15/2029 ~		35,661	35,137

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.094% due 04/18/2031 •		2,800	2,731
2.094% (US0003M + 1.050%) due 01/15/2032 ~		27,200	26,520
2.186% (US0003M + 1.050%) due 04/22/2031 ~		31,900	31,123
Ares European CLO 0.660% due 10/15/2030 •	EUR	22,260	22,907
Ares European CLO DAC
0.780% due 10/15/2031 •		28,550	29,256
0.850% due 04/20/2032 •		17,100	17,454
Argent Securities Trust
1.734% due 09/25/2036 •		$4,102	1,500
1.774% due 09/25/2036 •		21,179	7,749
1.924% due 06/25/2036 •		18,190	5,740
2.004% due 03/25/2036 •		5,698	3,316
2.164% due 05/25/2036 •		23,201	6,339
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.264% due 01/25/2036 •		9,324	8,688
2.749% due 11/25/2034 •		3,224	3,194
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	29,700	30,324
Asset-Backed Funding Certificates Trust
2.484% due 12/25/2030 •		$587	563
2.674% due 03/25/2034 ^•		1,343	1,291
2.719% due 05/25/2032 •		248	246
Asset-Backed Securities Corp. Home Equity Loan Trust
1.704% due 05/25/2037 •		165	112
2.384% due 10/25/2034 •		1	1
2.674% due 04/15/2033 •		975	945
4.549% due 08/15/2032 •		4,554	4,304
Atlas Senior Loan Fund Ltd.
2.194% due 01/16/2030 •		21,305	21,087
2.216% due 04/22/2031 •		3,000	2,943
2.274% due 11/17/2027 •		3,804	3,771
Atrium Corp. 2.364% (US0003M + 1.180%) due 11/21/2030 ~		5,475	5,382
Bain Capital Credit CLO Ltd. 2.033% due 07/20/2030 •		12,700	12,488
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	20,000	20,338
Barings CLO Ltd.
2.013% (US0003M + 0.950%) due 07/20/2029 ~		$1,049	1,041
2.253% (US0003M + 1.190%) due 10/20/2030 ~		2,497	2,467
BDS Ltd.
2.962% due 12/16/2036 •		17,500	16,799
3.307% due 03/19/2039 •		70,609	69,982
Bear Stearns Asset-Backed Securities Trust
1.794% (US0001M + 0.170%) due 12/25/2036 ^~		2,673	3,219
1.824% due 12/25/2036 •		183	183
1.864% (US0001M + 0.240%) due 06/25/2047 ~		2,435	2,429
1.964% due 05/25/2036 ^•		199	199
2.024% due 11/25/2034 ^•		911	843
2.224% (US0001M + 0.600%) due 02/25/2036 ~		3,812	3,798
2.264% due 12/25/2034 •		1	1
2.284% due 10/25/2032 •		443	435
2.424% due 10/27/2032 •		464	454
2.524% (US0001M + 0.900%) due 12/25/2042 ~		21	21
2.624% due 10/25/2037 •		20	20
2.624% due 11/25/2042 •		98	95
2.674% due 08/25/2037 •		4,359	4,017
2.718% due 07/25/2036 ~		18	18
2.749% (US0001M + 1.125%) due 02/25/2035 ~		1,919	1,906
2.890% due 10/25/2036 ~		662	410
3.157% due 06/25/2043 ~		258	243
3.574% due 06/25/2035 •		7,306	6,985
5.500% due 01/25/2034 þ		17	16
Benefit Street Partners CLO Ltd.
1.994% due 10/15/2030 •		7,800	7,657
2.074% (US0003M + 1.030%) due 01/17/2032 ~		16,850	16,415
2.394% due 01/15/2033 •		8,550	8,343
Birch Grove CLO Ltd. 2.959% due 06/15/2031 •		50,600	49,744
Black Diamond CLO DAC
0.860% due 01/20/2032 •	EUR	1,498	1,550
0.980% (EUR003M + 0.980%) due 05/15/2032 ~		8,400	8,602
Blackrock European CLO DAC 0.620% (EUR003M + 0.620%) due 10/15/2031 ~		20,700	20,978
BlueMountain Fuji EUR CLO III DAC
0.720% due 01/15/2031 •		18,500	18,888
1.050% due 01/15/2031		500	506
BlueMountain Fuji Eur CLO V DAC 0.910% due 01/15/2033 •		10,150	10,233
BNPP AM Euro CLO DAC
0.600% due 04/15/2031 •		3,100	3,157
0.820% due 07/22/2032 •		17,330	17,629
Bosphorus CLO DAC 0.820% due 12/15/2030 •		1,000	1,027

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

BPCRE Holder LLC 3.907% due 01/18/2037 •		$12,300	12,128
Brightspire Capital Ltd. 2.762% due 08/19/2038 •		9,600	9,376
BSPDF Issuer Ltd. 2.524% (US0001M + 1.200%) due 10/15/2036 ~		10,300	9,844
BSPRT Issuer Ltd. 3.895% (TSFR1M + 2.296%) due 07/15/2039 ~		76,200	75,910
Cairn CLO DAC
0.600% due 04/30/2031 •	EUR	12,893	13,335
0.780% (EUR003M + 0.780%) due 10/15/2031 ~		26,200	26,758
Carbone CLO Ltd. 2.203% due 01/20/2031 •		$7,600	7,456
Carlyle Euro CLO DAC
0.630% (EUR003M + 0.630%) due 08/15/2030 ~	EUR	1,197	1,230
0.700% due 01/15/2031 •		32,400	33,173
Carlyle Global Market Strategies CLO Ltd.
2.014% (US0003M + 0.970%) due 04/17/2031 ~		$3,788	3,706
2.216% due 04/22/2032 •		1,700	1,665
2.361% due 08/14/2030 •		92,033	90,683
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •	EUR	25,400	26,148
Carlyle U.S. CLO Ltd. 2.083% due 04/20/2031 •		$4,155	4,082
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~		33,000	32,390
Carrington Mortgage Loan Trust
1.784% due 10/25/2036 •		3,457	2,886
1.874% due 10/25/2036 •		4,050	3,389
1.884% due 02/25/2037 •		40,769	38,144
2.183% due 10/20/2029 •		41,271	40,755
2.313% due 07/20/2030 •		3,600	3,560
Carvana Auto Receivables Trust
1.218% due 04/12/2023		10,760	10,753
2.570% due 05/12/2025		57,250	56,735
3.330% due 07/10/2025		27,700	27,544
Catamaran CLO Ltd. 2.236% due 04/22/2030 •		18,903	18,656
CDC Mortgage Capital Trust 2.419% due 07/25/2034 •		637	649
Cent CLO Ltd. 2.195% due 07/27/2030 •		1,800	1,771
Chase Funding Trust
2.184% due 02/25/2033 •		40	37
2.264% due 08/25/2032 •		444	417
2.284% due 11/25/2032 •		6	5
CIFC Funding Ltd.
2.013% due 04/20/2030 •		600	592
2.108% due 04/23/2029 •		1,197	1,187
2.134% (US0003M + 0.950%) due 10/24/2030 ~		89,550	88,112
2.224% (US0003M + 1.180%) due 11/16/2030 ~		1,380	1,361
2.234% due 04/24/2030 •		1,810	1,787
CIT Group Home Equity Loan Trust 3.564% (US0001M + 1.050%) due 09/25/2030 ~		766	749
CIT Mortgage Loan Trust 2.974% due 10/25/2037 •		4,205	4,188
Citigroup Mortgage Loan Trust
1.784% due 12/25/2036 •		8,676	4,998
1.794% due 07/25/2045 •		7,563	5,746
1.814% due 05/25/2037 •		9,289	7,041
1.884% (US0001M + 0.260%) due 07/25/2045 ~		3,521	2,696
1.894% (US0001M + 0.270%) due 05/25/2037 ~		8,581	8,470
2.014% due 01/25/2037 •		256	260
2.124% (US0001M + 0.500%) due 08/25/2036 ~		13,372	12,951
2.299% due 11/25/2045 •		341	340
4.329% due 10/25/2037 þ		1,831	1,750
5.764% due 01/25/2037 ^þ		866	483
6.851% due 05/25/2036 ^þ		2,228	921
Citigroup Mortgage Loan Trust, Inc. 2.359% (US0001M + 0.735%) due 09/25/2035 ^~		4,425	4,388
CLNC Ltd. 2.874% (TSFR1M + 1.364%) due 08/20/2035 ~		32,552	31,901
Commonbond Student Loan Trust 2.550% due 05/25/2041		2,390	2,360
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		162	159
Countrywide Asset-Backed Certificates
2.024% due 08/25/2034 •		410	387
2.304% due 12/25/2036 ^•		360	278
2.364% due 05/25/2032 •		8	8
Countrywide Asset-Backed Certificates Trust
1.764% due 02/25/2037 •		7,583	7,111
1.764% (US0001M + 0.140%) due 03/25/2037 ~		2,803	2,690
1.764% due 07/25/2037 ^•		1,685	1,651
1.764% due 08/25/2037 ^•		11,301	10,180
1.764% due 08/25/2037 •		216	214

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

1.774% (US0001M + 0.150%) due 01/25/2037 ~		1,732	1,710
1.784% (US0001M + 0.160%) due 09/25/2046 ~		325	323
1.804% due 11/25/2047 ^•		1,654	1,593
1.844% due 09/25/2037 ^•		1,518	1,560
1.844% (US0001M + 0.220%) due 09/25/2047 ^~		14,914	14,407
1.854% due 10/25/2047 •		2,282	2,253
2.074% due 03/25/2036 •		2,495	2,458
2.204% (US0001M + 0.580%) due 08/25/2036 ~		765	762
2.209% due 06/25/2036 •		2,600	2,467
2.284% (US0001M + 0.660%) due 04/25/2036 ~		508	507
2.314% (US0001M + 0.690%) due 05/25/2036 ~		9,282	9,223
2.359% due 02/25/2036 •		309	309
2.419% due 02/25/2036 •		342	342
2.584% (US0001M + 0.960%) due 02/25/2036 ~		9,944	9,764
2.974% due 04/25/2035 •		1,712	1,697
4.270% due 12/25/2034 ~		242	241
4.550% due 10/25/2032 ^~		1,966	1,908
5.583% due 08/25/2035 ~		17,821	16,571
5.859% due 10/25/2046 ^~		1,304	1,314
Countrywide Asset-Backed Certificates Trust, Inc.
2.124% (US0001M + 0.500%) due 10/25/2034 ~		1,613	1,541
2.364% due 12/25/2034 •		1,658	1,586
2.424% due 08/25/2047 •		4,204	4,172
2.524% due 11/25/2034 •		197	187
Credit Suisse First Boston Mortgage Securities Corp.
2.364% due 08/25/2032 •		1,453	1,378
3.274% (US0001M + 1.650%) due 05/25/2043 ~		131	131
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (g)		87	87
3.086% due 02/25/2056 ~		415,822	359,030
Credit-Based Asset Servicing & Securitization LLC
1.744% (US0001M + 0.120%) due 07/25/2037 ~		250	177
6.780% due 05/25/2035 þ		870	803
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.291% due 03/25/2037 ^þ		4,773	2,008
Credit-Based Asset Servicing & Securitization Trust
1.684% (US0001M + 0.060%) due 11/25/2036 ~		87	43
1.774% due 11/25/2036 •		8,353	4,195
1.874% due 04/25/2037 •		743	501
Crestline Denali CLO Ltd.
2.093% (US0003M + 1.030%) due 04/20/2030 ~		49,350	48,634
2.324% due 10/23/2031 •		45,390	44,391
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036 þ		1,391	358
6.220% due 09/25/2036 ^þ		1,789	661
6.672% due 06/25/2036 ^þ		1,548	511
CVC Cordatus Loan Fund DAC
0.630% (EUR003M + 0.630%) due 09/15/2031 ~	EUR	5,035	5,158
0.650% due 10/15/2031 •		44,525	45,542
0.780% (EUR003M + 0.780%) due 08/15/2032 ~		2,700	2,771
Dell Equipment Finance Trust
1.217% due 03/22/2023		$20,747	20,701
2.110% due 08/23/2027		33,300	32,933
Delta Funding Home Equity Loan Trust 2.144% due 09/15/2029 •		118	108
Denali Capital CLO Ltd. 2.094% due 04/15/2031 •		3,745	3,674
Dryden Euro CLO BV 0.660% due 04/15/2033 •	EUR	37,675	38,306
Dryden Euro CLO DAC 0.860% due 05/15/2034 •		24,200	24,536
Dryden Senior Loan Fund
2.024% due 04/15/2028 •		$12,282	12,104
2.034% due 01/17/2032 •		3,000	2,911
2.064% due 04/15/2029 •		2,921	2,881
2.611% due 08/15/2030 •		1,500	1,483
Elevation CLO Ltd. 2.134% (US0003M + 0.950%) due 10/25/2030 ~		70,000	68,687
EMC Mortgage Loan Trust 2.364% due 05/25/2040 •		17	16
EquiFirst Mortgage Loan Trust 2.374% (US0001M + 0.750%) due 01/25/2034 ~		12	11
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	26,575	27,146
Evergreen Credit Card Trust 1.900% due 09/15/2024		$28,300	28,283
Fieldstone Mortgage Investment Trust
1.326% due 11/25/2036 •		8,685	5,673
2.004% due 05/25/2036 •		7,085	5,128
Finance America Mortgage Loan Trust 2.524% due 08/25/2034 •		269	257
First Franklin Mortgage Loan Trust
1.934% (US0001M + 0.310%) due 10/25/2036 ~		6,000	4,810
1.944% due 04/25/2036 •		2,660	2,569
2.104% due 08/25/2036 •		2,839	2,670
2.104% due 10/25/2036 •		3,808	2,782

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.299% due 11/25/2036 •		156	156
2.824% due 01/25/2035 •		2,318	2,298
3.049% (US0001M + 1.425%) due 10/25/2034 ~		821	804
First NLC Trust
1.764% due 08/25/2037 •		2,582	1,464
1.904% due 08/25/2037 •		2,679	1,526
2.084% (US0001M + 0.460%) due 05/25/2035 ~		1,141	1,038
Flagship Credit Auto Trust
3.280% due 08/15/2025		1,600	1,592
4.030% due 12/15/2026		15,202	15,094
Fortress Credit Investments Ltd. 2.753% due 02/23/2039 •		112,200	110,790
Fremont Home Loan Trust
1.684% (US0001M + 0.060%) due 01/25/2037 ~		29	14
1.724% due 08/25/2036 •		368	137
1.754% due 11/25/2036 •		38,596	15,472
1.774% due 01/25/2037 •		12,722	6,066
1.784% due 08/25/2036 •		7,532	2,797
1.964% due 02/25/2037 •		45,173	17,530
2.104% due 02/25/2037 •		17,154	6,727
2.124% (US0001M + 0.500%) due 05/25/2036 ~		10,863	6,814
2.164% due 04/25/2036 •		3,044	2,697
2.284% due 01/25/2036 •		10,975	10,658
2.359% due 07/25/2035 •		256	256
2.554% due 07/25/2034 •		96	93
2.689% due 06/25/2035 •		5,126	4,976
FS Rialto Issuer LLC 2.692% (SOFR30A + 1.900%) due 01/19/2039 ~		68,700	67,448
Galaxy CLO Ltd.
2.014% (US0003M + 0.970%) due 10/15/2030 ~		42,700	42,017
2.431% (US0003M + 1.020%) due 05/16/2031 ~		12,500	12,244
Gallatin CLO Ltd.
2.134% due 07/15/2031 •		27,130	26,573
2.148% due 01/21/2028 •		224	223
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	96,568	64,851
GE-WMC Mortgage Securities Trust 1.704% due 08/25/2036 •		$5	3
GLS Auto Receivables Issuer Trust
1.580% due 08/15/2024		329	329
1.980% due 08/15/2025		27,957	27,623
3.550% due 01/15/2026		57,600	57,326
GM Financial Consumer Automobile Receivables Trust 2.520% due 05/16/2025		14,780	14,657
GMAC Mortgage Corp. Home Equity Loan Trust 7.000% due 09/25/2037 ~		14	13
GoldenTree Loan Management EUR CLO DAC 0.900% due 01/20/2032 •	EUR	2,000	2,037
GoldenTree Loan Management U.S. CLO Ltd. 1.973% due 11/20/2030 •		$69,850	68,337
GoldenTree Loan Opportunities Ltd. 2.349% due 10/29/2029 •		1,553	1,536
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		9,500	8,208
4.000% due 04/20/2049		17,731	16,810
Greystone Commercial Real Estate Notes Ltd. 2.504% (US0001M + 1.180%) due 09/15/2037 ~		1,250	1,233
GSAA Home Equity Trust
1.764% due 03/25/2036 •		42	17
1.824% (US0001M + 0.200%) due 03/25/2037 ~		533	181
1.864% due 04/25/2047 •		1,657	1,558
1.864% (US0001M + 0.240%) due 05/25/2047 ~		3,053	2,117
1.964% due 09/25/2036 •		8,866	2,494
1.984% due 05/25/2036 •		13,651	4,016
1.984% due 07/25/2037 •		668	644
2.224% due 03/25/2037 •		1,932	886
2.224% due 05/25/2047 •		173	124
2.524% due 08/25/2037 •		990	997
3.027% due 03/25/2036 ~		4,766	2,367
GSAMP Trust
1.714% (US0001M + 0.090%) due 01/25/2037 ~		2,881	1,855
1.744% due 12/25/2036 •		5,772	3,062
1.804% due 11/25/2035 •		368	47
1.944% (US0001M + 0.320%) due 05/25/2046 ~		85	85
2.104% due 06/25/2036 •		3,919	2,400
2.104% (US0001M + 0.480%) due 08/25/2036 ~		1,594	1,340
2.164% (US0001M + 0.540%) due 04/25/2036 ~		3,545	2,538
2.674% due 06/25/2034 •		453	437
2.944% due 12/25/2034 ^•		1,096	916
3.274% (US0001M + 1.650%) due 10/25/2034 ~		140	134
3.499% due 03/25/2034 ^•		2,364	2,080
Halseypoint Clo Ltd.
2.163% due 07/20/2031 •		40,300	39,844
2.736% due 11/30/2032 •		5,700	5,605
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	27,800	28,458

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

0.650% (EUR003M + 0.650%) due 06/26/2030 ~		21,654	22,304
0.680% due 10/20/2031 •		35,000	35,796
0.760% due 07/15/2031 •		29,100	29,366
0.850% due 01/15/2032 •		11,400	11,628
1.040% due 07/15/2031		3,300	3,278
Hertz Vehicle Financing LLC
3.370% due 03/25/2025		$15,500	15,274
3.730% due 09/25/2026		14,900	14,638
3.890% due 09/25/2028		31,800	30,725
HGI CRE CLO Ltd. 2.477% due 04/19/2037 •		28,800	28,220
Home Equity Asset Trust
2.224% (US0001M + 0.600%) due 11/25/2032 ~		154	141
2.719% due 05/25/2035 •		1,464	1,442
Home Equity Loan Trust 1.854% due 04/25/2037 •		4,844	4,687
Home Equity Mortgage Loan Asset-Backed Trust
1.744% (US0001M + 0.120%) due 04/25/2037 ~		1,020	705
1.834% due 04/25/2037 •		3,281	2,276
HSI Asset Loan Obligation Trust 1.744% due 12/25/2036 •		95	33
HSI Asset Securitization Corp. Trust
1.724% due 10/25/2036 •		145	65
1.844% due 12/25/2036 •		505	163
1.964% due 12/25/2036 •		4,598	1,477
2.404% due 11/25/2035 •		2,832	2,729
ICG U.S. CLO Ltd. 2.216% due 07/22/2031 •		1,200	1,180
IMC Home Equity Loan Trust
5.690% due 07/25/2026 ~		8	8
7.310% due 11/20/2028		5	5
7.520% due 08/20/2028		6	6
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 2.484% due 10/25/2033 •		254	249
IXIS Real Estate Capital Trust 2.254% (US0001M + 0.630%) due 02/25/2036 ~		200	207
Jamestown CLO Ltd.
2.138% due 07/14/2031 •		2,500	2,445
2.384% (US0003M + 1.340%) due 04/15/2033 ~		12,400	12,146
JP Morgan Mortgage Acquisition Corp. 2.239% due 10/25/2035 ^•		3,057	3,020
JP Morgan Mortgage Acquisition Trust
1.784% due 08/25/2036 •		201	100
1.814% (US0001M + 0.190%) due 03/25/2047 ~		6,504	6,449
1.844% due 08/25/2036 •		23	17
1.864% due 08/25/2036 •		1,482	1,473
1.884% (US0001M + 0.260%) due 03/25/2037 ~		2,672	2,634
1.944% due 07/25/2036 ^•		5,488	1,789
2.144% due 07/25/2036 •		3,581	3,507
6.337% due 08/25/2036 ^þ		1,693	1,151
Jubilee CLO DAC
0.600% due 04/15/2030 •	EUR	10,400	10,747
0.610% (EUR003M + 0.610%) due 04/15/2030 ~		2,150	2,226
0.650% due 04/15/2031 •		7,750	7,860
0.650% (EUR003M + 0.650%) due 04/15/2031 ~		24,200	24,901
KKR CLO Ltd.
1.984% due 07/18/2030 •		$20,625	20,295
1.994% due 07/15/2030 •		64,777	63,645
KREF Ltd. 2.957% due 02/17/2039 •		62,200	60,358
Laurelin DAC 0.720% (EUR003M + 0.720%) due 10/20/2031 ~	EUR	33,200	34,094
LCCM Trust
2.524% due 12/13/2038 •		$20,200	19,805
2.774% due 11/15/2038 •		37,941	36,905
LCM LP
1.914% due 07/19/2027 •		28,945	28,461
2.063% due 07/20/2030 •		33,200	32,680
2.103% (US0003M + 1.040%) due 10/20/2027 ~		5,506	5,473
LCM Ltd.
1.951% due 07/20/2030 •		12,700	12,496
2.114% (US0003M + 1.070%) due 04/15/2031 ~		6,950	6,788
2.143% (US0003M + 1.080%) due 04/20/2031 ~		18,750	18,326
Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		421,340	3,021
0.000% due 07/25/2057 (g)		364	362
0.000% due 07/25/2057 ~		109,613	102,098
0.000% due 01/25/2058 ~		59	58
3.033% due 12/25/2056 ~		421,340	368,418
4.000% due 02/25/2058 ~		28,525	28,386
4.246% due 02/25/2058 ~		15,577	14,555
4.248% due 01/25/2058 ~		29,359	27,082
4.250% due 02/25/2058 ~		15,577	15,285
4.500% due 02/25/2058 ~		15,577	14,870
4.931% due 12/26/2057 ~		326,349	311,214

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Lehman ABS Mortgage Loan Trust
1.714% (US0001M + 0.090%) due 06/25/2037 ~		5,070	3,632
1.824% due 06/25/2037 •		2,737	1,980
Lendmark Funding Trust 1.900% due 11/20/2031		750	652
LMREC LLC 2.674% (US0001M + 1.050%) due 04/22/2037 ~		24,726	24,302
LoanCore Issuer Ltd.
2.329% (SOFR30A + 1.550%) due 01/17/2037 ~		101,600	98,753
2.454% due 05/15/2028 •		1,394	1,391
2.624% due 07/15/2036 •		2,400	2,322
2.624% (US0001M + 1.300%) due 11/15/2038 ~		80,900	77,817
Long Beach Mortgage Loan Trust
1.784% due 12/25/2036 •		20,714	14,978
1.984% due 03/25/2046 •		1,940	1,650
2.144% (US0001M + 0.520%) due 08/25/2045 ~		5,383	5,208
2.184% due 10/25/2034 •		11	10
2.674% due 06/25/2035 •		7,086	6,934
2.899% (US0001M + 1.275%) due 02/25/2035 ~		3,630	3,566
Louisiana Local Government Environmental Facilities & Community Development Authority 4.275% due 02/01/2036		1,600	1,594
Lument Finance Trust, Inc. 2.494% due 06/15/2039 •		86,800	85,029
M360 Ltd. 3.126% due 11/22/2038 •		35,125	34,652
Mackay Shields EURO CLO DAC 0.930% (EUR003M + 0.930%) due 10/20/2032 ~	EUR	4,200	4,265
Madison Park Euro Funding DAC 0.800% due 07/15/2032 •		14,500	14,730
Madison Park Funding Ltd.
1.794% (US0003M + 0.750%) due 04/15/2029 ~		$1,652	1,631
2.098% (US0003M + 1.000%) due 07/21/2030 ~		8,470	8,333
2.154% due 04/25/2029 •		1,360	1,338
2.304% due 04/25/2032 •		11,500	11,248
Magnetite Ltd. 2.291% due 11/15/2028 •		18,191	17,913
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •	EUR	19,222	19,736
Marble Point CLO Ltd.
2.084% due 10/15/2030 •		$51,300	50,558
2.224% due 12/18/2030 •		3,904	3,830
Massachusetts Educational Financing Authority 2.134% due 04/25/2038 •		827	828
MASTR Asset-Backed Securities Trust
1.674% due 01/25/2037 •		89	30
1.864% (US0001M + 0.240%) due 10/25/2036 ~		5,034	4,588
1.924% (US0001M + 0.300%) due 08/25/2036 ~		4,446	1,904
2.104% due 03/25/2036 •		5,881	4,346
2.374% due 10/25/2035 ^•		7,726	7,351
2.554% due 06/25/2035 •		7,731	7,680
5.971% due 11/25/2035 þ		162	133
6.219% due 02/25/2036 þ		272	228
Merrill Lynch First Franklin Mortgage Loan Trust 1.964% due 04/25/2037 •		2,418	1,052
Merrill Lynch Mortgage Investors Trust
1.744% due 11/25/2037 •		1,619	659
1.844% due 08/25/2037 •		8,066	4,508
1.864% due 02/25/2037 •		934	320
1.884% (US0001M + 0.260%) due 03/25/2037 ~		32,492	28,769
1.924% (US0001M + 0.300%) due 08/25/2037 ~		33,780	18,982
1.924% (US0001M + 0.300%) due 11/25/2037 ~		11,535	4,760
1.944% due 03/25/2037 •		8,713	7,759
2.074% (US0001M + 0.450%) due 02/25/2047 ~		16,368	10,600
2.104% due 08/25/2037 •		1,689	960
2.144% due 04/25/2037 •		2,590	1,573
MESA Trust 2.424% due 12/25/2031 •		121	121
MF1 Ltd.
2.142% (SOFR30A + 1.350%) due 02/19/2037 ~		23,550	22,688
2.623% due 07/16/2036 •		7,000	6,785
2.692% due 10/16/2036 •		53,000	50,880
2.960% due 06/19/2037 •		28,200	27,678
3.148% (TSFR1M + 1.814%) due 11/15/2035 ~		68,050	67,819
MidOcean Credit CLO
2.269% due 01/29/2030 •		53,048	52,365
2.528% due 02/20/2031 •		46,700	45,946
MKS CLO Ltd. 2.063% (US0003M + 1.000%) due 07/20/2030 ~		14,000	13,829
Morgan Stanley ABS Capital, Inc. Trust
1.684% due 12/25/2036 •		2,829	1,558
1.684% (US0001M + 0.060%) due 05/25/2037 ~		945	835
1.714% due 01/25/2037 •		5,339	2,832
1.724% due 07/25/2036 •		139	59
1.724% (US0001M + 0.100%) due 11/25/2036 ~		1,364	865
1.734% due 03/25/2037 •		6,198	2,956
1.764% due 11/25/2036 •		13,722	7,335

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

1.764% (US0001M + 0.140%) due 05/25/2037 ~		4,044	3,105
1.774% due 10/25/2036 •		12,531	7,061
1.774% due 11/25/2036 •		15,085	9,588
1.774% due 12/25/2036 •		1,955	1,080
1.784% due 09/25/2036 •		9,789	4,606
1.804% (US0001M + 0.180%) due 03/25/2037 ~		23,879	11,422
1.824% (US0001M + 0.200%) due 02/25/2037 ~		2,043	1,157
1.839% due 03/25/2037 •		9,083	3,977
1.854% (US0001M + 0.230%) due 10/25/2036 ~		1,499	850
1.854% due 11/25/2036 •		13,577	8,661
1.874% due 12/25/2036 •		8,482	4,695
1.874% (US0001M + 0.250%) due 05/25/2037 ~		1,693	1,503
1.884% due 02/25/2037 •		865	491
1.924% (US0001M + 0.300%) due 06/25/2036 ~		6,418	3,684
1.924% due 09/25/2036 •		15,953	6,474
1.964% (US0001M + 0.340%) due 03/25/2037 ~		3,080	1,481
1.984% due 02/25/2037 •		3,930	1,374
2.124% due 08/25/2036 •		14,716	8,184
2.269% (US0001M + 0.645%) due 09/25/2035 ~		306	305
2.359% due 07/25/2035 •		5,692	5,577
2.554% (US0001M + 0.930%) due 11/25/2034 ~		3,751	3,674
2.624% (US0001M + 1.000%) due 03/25/2033 ~		578	564
2.644% due 08/25/2034 •		77	72
Morgan Stanley Dean Witter Capital, Inc. Trust
2.899% due 09/25/2032 •		666	651
2.974% due 02/25/2033 •		487	476
Morgan Stanley Home Equity Loan Trust
1.724% due 12/25/2036 •		14,739	7,995
1.944% (US0001M + 0.320%) due 04/25/2036 ~		4,725	3,540
Morgan Stanley IXIS Real Estate Capital Trust
1.674% due 11/25/2036 •		5	2
1.924% due 07/25/2036 •		8,434	3,836
2.084% due 07/25/2036 •		25,864	11,852
Morgan Stanley Mortgage Loan Trust
1.784% due 11/25/2036 •		3,421	1,175
1.864% due 04/25/2037 •		4,994	1,731
2.084% (US0001M + 0.460%) due 02/25/2037 ~		467	148
2.344% (US0001M + 0.720%) due 04/25/2037 ~		2,420	876
3.336% due 11/25/2036 ^•		1,739	768
5.750% due 04/25/2037 ^~		617	348
6.000% due 02/25/2037 ^~		405	293
6.077% due 10/25/2046 ^þ		2,516	724
6.226% due 10/25/2036 ^þ		1,091	379
Mosaic Solar Loan Trust 2.640% due 01/20/2053		23,175	20,912
Mountain View CLO LLC 2.084% (US0003M + 1.040%) due 01/16/2031 ~		2,300	2,256
MP CLO Ltd. 1.934% due 10/18/2028 •		62,568	61,395
Navient Private Education Loan Trust 3.610% due 12/15/2059		5,680	5,615
Nelnet Student Loan Trust 2.224% (US0001M + 0.600%) due 03/25/2030 ~		2,127	2,114
Neuberger Berman CLO Ltd. 2.103% due 04/20/2031 •		2,400	2,341
New Century Home Equity Loan Trust
2.299% due 03/25/2035 •		2,077	2,069
2.344% (US0001M + 0.720%) due 10/25/2035 ~		1,502	1,473
2.404% (US0001M + 0.780%) due 03/25/2035 ~		509	491
2.509% due 05/25/2034 •		792	764
4.624% (US0001M + 3.000%) due 01/25/2033 ^~		1,797	1,571
Newark BSL CLO Ltd. 2.325% due 12/21/2029 •		5,638	5,566
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.954% due 10/25/2036 ^•		21,346	5,097
2.024% due 02/25/2037 ^•		1,915	626
2.359% due 05/25/2035 •		52	52
6.032% due 10/25/2036 ^þ		2,760	766
NovaStar Mortgage Funding Trust
1.724% due 01/25/2037 •		3,801	1,420
1.774% due 03/25/2037 •		3,969	1,607
1.804% due 03/25/2037 •		3,286	1,331
1.834% (US0001M + 0.210%) due 01/25/2037 ~		17,097	6,392
1.924% (US0001M + 0.300%) due 06/25/2036 ~		1,850	1,476
1.924% (US0001M + 0.300%) due 09/25/2036 ~		14,126	6,712
1.964% due 11/25/2036 •		8,970	3,371
2.124% due 10/25/2036 •		4,599	2,846
2.334% (US0001M + 0.710%) due 12/25/2033 ~		276	267
2.449% (US0001M + 0.825%) due 06/25/2034 ~		27	27
3.499% due 03/25/2035 •		7,443	7,342
Oak Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	58,100	59,272
Oak Hill European Credit Partners Designated Activity Co. 0.730% due 01/20/2032 •		3,621	3,730
Oaktree CLO Ltd. 2.246% (US0003M + 1.110%) due 04/22/2030 ~		$24,281	23,747

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

OCP CLO Ltd. 2.183% (US0003M + 1.120%) due 07/20/2029 ~		7,269	7,188
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	34,700	35,200
Octagon Investment Partners Ltd.
2.063% due 03/17/2030 •		$18,955	18,720
2.184% (US0003M + 1.000%) due 01/25/2031 ~		5,750	5,656
2.411% due 02/14/2031 •		18,690	18,267
Octagon Loan Funding Ltd. 2.635% due 11/18/2031 •		6,100	5,986
Option One Mortgage Loan Trust
1.724% due 01/25/2037 •		9,465	5,906
1.764% (US0001M + 0.140%) due 01/25/2037 ~		21,306	13,297
1.764% (US0001M + 0.140%) due 02/25/2037 ~		8,038	4,465
1.794% due 05/25/2037 •		3,703	2,143
1.804% due 04/25/2037 •		5,601	2,887
1.804% (US0001M + 0.180%) due 04/25/2037 ~		1,058	646
1.844% due 01/25/2037 •		8,012	5,001
1.844% due 04/25/2037 •		18,306	13,638
1.864% due 04/25/2037 •		2,767	1,690
1.874% due 03/25/2037 •		1,235	703
1.874% due 07/25/2037 •		2,730	2,103
1.954% due 04/25/2037 •		2,151	1,110
2.164% due 01/25/2036 •		6,600	6,177
Option One Mortgage Loan Trust Asset-Backed Certificates
2.314% due 11/25/2035 •		16,033	15,595
2.479% due 10/25/2032 •		1,740	1,683
Oscar U.S. Funding LLC 2.820% due 04/10/2029		5,000	4,779
OSD CLO Ltd. 1.914% due 04/17/2031 •		34,500	33,745
Ownit Mortgage Loan Trust 2.524% (US0001M + 0.900%) due 10/25/2036 ^~		2,201	2,090
OZLM Ltd.
2.024% (US0003M + 0.980%) due 10/17/2029 ~		50,007	49,335
2.064% due 04/15/2031 •		3,000	2,935
2.163% due 10/20/2031 •		9,009	8,841
2.213% (US0003M + 1.150%) due 01/20/2031 ~		10,900	10,694
2.223% due 07/20/2032 •		46,400	45,329
2.441% due 05/16/2030 •		12,550	12,337
2.536% (US0003M + 1.250%) due 10/30/2030 ~		4,105	4,109
Palmer Square CLO Ltd.
2.044% due 10/17/2031 •		3,900	3,816
2.163% (US0003M + 1.100%) due 07/20/2030 ~		14,075	13,890
Palmer Square European Loan Funding DAC
0.720% due 10/15/2031 •	EUR	12,700	13,037
0.730% due 07/15/2031 •		18,295	18,799
0.780% due 04/15/2031 •		34,239	35,441
Palmer Square Loan Funding Ltd.
1.844% (US0003M + 0.800%) due 10/15/2029 ~		$41,962	41,198
1.863% (US0003M + 0.800%) due 07/20/2029 ~		104,153	102,851
2.278% due 02/20/2028 •		5,021	4,992
2.278% due 05/20/2029 •		1,468	1,453
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.424% due 12/25/2034 •		13,859	13,554
People's Choice Home Loan Securities Trust
2.304% due 12/25/2035 •		1,888	1,789
2.569% due 05/25/2035 ^•		5,066	4,562
2.974% due 01/25/2035 •		2,103	2,043
People's Financial Realty Mortgage Securities Trust 1.764% due 09/25/2036 •		18,780	5,973
Popular ABS Mortgage Pass-Through Trust 1.834% (US0001M + 0.210%) due 01/25/2037 ~		5,033	4,858
RAAC Trust
1.974% due 11/25/2046 •		7,296	6,916
2.134% (US0001M + 0.510%) due 02/25/2036 ~		248	248
2.164% due 05/25/2036 •		368	364
2.224% due 06/25/2044 •		1,200	1,042
Rad CLO Ltd. 2.304% (US0003M + 1.120%) due 07/24/2032 ~		73,050	71,019
Renaissance Home Equity Loan Trust
2.324% due 08/25/2032 •		104	96
2.344% (US0001M + 0.720%) due 11/25/2034 ~		255	231
2.504% due 08/25/2033 •		43	40
5.893% due 06/25/2037 ^þ		8,030	2,741
5.906% due 06/25/2037 þ		8,997	3,078
Residential Asset Mortgage Products Trust
1.974% due 10/25/2036 •		8,060	7,758
2.194% (US0001M + 0.380%) due 01/25/2036 ~		3,012	2,947
2.204% due 02/25/2036 •		687	683
2.224% due 03/25/2036 •		8,715	8,549
2.264% due 01/25/2036 •		3,040	2,861
4.174% due 12/25/2034 •		697	692
Residential Asset Securities Corp. Trust
1.864% due 10/25/2036 •		1,384	1,331
1.884% (US0001M + 0.130%) due 11/25/2036 ~		5,226	4,759

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

1.924% due 08/25/2036 •		2	2
1.964% due 11/25/2036 •		1,958	1,833
2.059% due 06/25/2036 •		15,863	14,892
2.184% due 04/25/2036 •		1,510	1,481
2.204% due 06/25/2033 •		825	771
2.239% due 03/25/2036 •		1,200	1,128
2.719% (US0001M + 1.095%) due 03/25/2035 ~		2,803	2,720
Romark CLO Ltd. 2.214% (US0003M + 1.030%) due 10/23/2030 ~		42,300	41,553
Saranac CLO Ltd. 2.584% due 08/13/2031 •		40,200	39,376
Saxon Asset Securities Trust 1.794% (US0001M + 0.170%) due 10/25/2046 ~		9,654	9,444
SBA Tower Trust 3.869% due 10/15/2049 þ		15,746	15,509
Sculptor CLO Ltd. 2.314% (US0003M + 1.270%) due 01/15/2031 ~		4,000	3,914
Securitized Asset-Backed Receivables LLC Trust
1.744% (US0001M + 0.120%) due 12/25/2036 ^~		238	68
1.754% (US0001M + 0.130%) due 05/25/2037 ^~		480	382
1.944% due 07/25/2036 •		2,311	917
2.104% due 07/25/2036 •		2,971	1,185
2.124% due 03/25/2036 •		9,921	6,508
2.124% due 05/25/2036 •		10,481	6,159
2.584% due 01/25/2036 ^•		1,738	1,630
Segovia European CLO DAC 0.880% due 07/20/2032 •	EUR	27,200	27,705
SG Mortgage Securities Trust 1.774% due 10/25/2036 •		$14,089	13,300
Shackleton CLO Ltd. 2.471% due 05/07/2031 •		1,100	1,076
SLC Student Loan Trust
1.939% (US0003M + 0.110%) due 03/15/2027 ~		575	574
2.729% due 06/15/2049 •		2,563	2,481
SLM Student Loan Trust
1.304% due 01/25/2027 •		13,805	13,742
1.334% due 10/25/2029 •		5,466	5,415
2.084% due 07/25/2023 •		409	401
2.379% (US0003M + 0.550%) due 12/15/2025 ~		3,412	3,403
2.884% (US0003M + 1.700%) due 07/25/2023 ~		645	644
SMB Private Education Loan Trust
1.830% due 02/16/2055 •		21,500	21,423
3.940% due 02/16/2055		51,800	50,577
SoFi Alternative Trust 2.210% due 05/16/2050 ~		87,633	86,435
SoFi Professional Loan Program LLC
2.924% due 02/25/2040 •		1,259	1,258
3.020% due 02/25/2040		2,051	2,012
Sound Point CLO Ltd.
1.994% due 04/15/2029 •		5,149	5,089
2.043% due 10/20/2030 •		23,200	22,782
2.084% (US0003M + 0.900%) due 01/23/2029 ~		67,106	66,150
2.113% due 10/20/2028 •		44,093	43,562
2.143% due 01/20/2032 •		7,467	7,309
2.164% due 07/25/2030 •		61,200	60,190
2.174% due 01/23/2029 •		720	711
2.183% (US0003M + 1.120%) due 01/21/2031 ~		875	861
2.194% (US0003M + 1.150%) due 04/18/2031 ~		15,700	15,474
2.273% due 07/20/2032 •		27,200	26,506
2.314% due 07/26/2031 •		6,450	6,307
Soundview Home Loan Trust
1.734% (US0001M + 0.110%) due 01/25/2037 ~		2,902	2,265
1.784% due 01/25/2037 •		2,770	2,165
1.804% due 02/25/2037 •		8,340	2,558
1.804% due 08/25/2037 •		1,230	1,193
1.884% due 02/25/2037 •		10,761	3,348
2.184% due 05/25/2036 •		3,168	3,102
South Carolina Student Loan Corp. 2.580% due 09/03/2024 •		75	75
Specialty Underwriting & Residential Finance Trust
1.724% (US0001M + 0.100%) due 11/25/2037 ~		419	265
1.774% (US0001M + 0.150%) due 11/25/2037 ~		5,454	3,469
1.974% due 03/25/2037 •		2,030	1,282
2.224% due 12/25/2036 •		2,094	1,980
2.524% due 06/25/2036 •		15,753	15,133
2.599% (US0001M + 0.975%) due 12/25/2035 ~		1,119	1,095
3.455% due 02/25/2037 ^þ		5,618	2,414
3.455% due 02/25/2037 þ		26,319	11,313
Starwood Commercial Mortgage Trust 2.723% (US0001M + 1.200%) due 04/18/2038 ~		92,900	91,717
Starwood Mortgage Trust 2.129% due 11/15/2038 •		111,800	107,956
Stonepeak ABS 2.301% due 02/28/2033		538	503
Stratus CLO Ltd.
1.963% due 12/28/2029 •		23,975	23,558

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

2.013% due 12/29/2029 •		29,032	28,557
Structured Asset Investment Loan Trust
1.774% due 06/25/2036 •		646	629
1.774% due 09/25/2036 •		5,732	5,581
2.224% due 01/25/2036 •		2,553	2,507
2.324% due 04/25/2033 •		289	286
2.524% (US0001M + 0.900%) due 05/25/2035 ~		8,127	8,016
2.554% due 09/25/2034 •		250	246
2.554% due 01/25/2035 •		19,916	19,572
2.624% (US0001M + 1.000%) due 09/25/2034 ~		179	169
2.749% (US0001M + 1.125%) due 01/25/2035 ~		3,957	3,558
2.824% (US0001M + 1.200%) due 12/25/2034 ~		2,265	2,247
3.004% (US0001M + 1.380%) due 04/25/2033 ~		129	123
3.199% due 01/25/2035 •		4,313	3,465
3.349% (US0001M + 1.725%) due 01/25/2035 ^~		3,332	1,063
Structured Asset Securities Corp. Mortgage Loan Trust
1.804% due 01/25/2037 •		2,469	1,436
1.854% (US0001M + 0.230%) due 01/25/2037 ~		18,901	12,780
1.874% (US0001M + 0.250%) due 09/25/2036 ~		682	680
1.894% due 04/25/2036 •		8,064	7,711
2.074% (US0001M + 0.450%) due 06/25/2035 ~		297	295
2.074% due 05/25/2037 •		2,294	2,224
2.624% (US0001M + 1.000%) due 08/25/2037 ~		4,134	4,099
4.174% due 12/25/2034 •		838	820
Sunrun Demeter Issuer 2.270% due 01/30/2057		41,862	35,202
Symphony Static CLO Ltd. 2.014% (US0003M + 0.830%) due 10/25/2029 ~		27,324	26,833
TCI-Symphony CLO Ltd. 2.041% due 10/13/2032 •		38,000	37,084
TCW CLO Ltd. 2.154% (US0003M + 0.970%) due 04/25/2031 ~		36,100	35,327
THL Credit Wind River Clo Ltd.
2.124% due 04/15/2031 •		38,500	37,547
2.184% due 01/15/2031 •		6,720	6,606
TIAA CLO Ltd. 2.194% due 01/16/2031 •		3,050	3,001
TICP CLO Ltd. 1.903% (US0003M + 0.840%) due 04/20/2028 ~		14,000	13,866
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	22,400	22,885
Toro European CLO DAC
0.810% due 02/15/2034 •		18,800	19,042
0.920% due 01/12/2032 •		11,100	11,299
Towd Point Mortgage Trust 2.710% due 01/25/2060 ~		$1,458	1,403
TPG Real Estate Finance Issuer Ltd.
2.424% due 02/15/2039 •		50,600	49,301
2.723% (US0001M + 1.200%) due 03/15/2038 ~		40,400	39,441
2.742% (TSFR1M + 1.264%) due 10/15/2034 ~		28,428	28,250
Trestles CLO Ltd. 2.174% due 04/25/2032 •		3,850	3,760
Triaxx Prime CDO Ltd.
1.380% due 10/02/2039 •		13,598	834
1.380% (US0001M + 0.260%) due 10/02/2039 ~		2,660	163
Venture CLO Ltd.
1.924% due 07/15/2027 •		618	618
1.963% due 10/20/2028 •		22,321	22,058
2.053% due 07/20/2030 •		49,518	48,802
2.104% due 07/15/2031 •		10,300	10,126
2.113% due 07/20/2030 •		9,250	9,139
2.144% (US0003M + 1.100%) due 07/18/2031 ~		1,550	1,520
2.163% (US0003M + 1.100%) due 01/20/2029 ~		45,270	44,836
2.193% due 04/20/2032 •		20,400	19,960
2.401% due 09/07/2030 •		54,045	53,311
2.446% due 07/30/2032 •		62,500	60,793
2.628% due 08/28/2029 •		5,602	5,566
Vibrant CLO Ltd.
2.103% due 09/15/2030 •		59,450	58,316
2.183% (US0003M + 1.120%) due 07/20/2032 ~		39,025	38,062
3.046% due 06/20/2029 •		39,663	39,088
VMC Finance LLC 2.692% (SOFR30A + 1.900%) due 02/18/2039 ~		49,300	48,488
Voya CLO Ltd.
1.994% due 04/17/2030 •		36,790	36,332
2.044% (US0003M + 1.000%) due 10/15/2030 ~		26,150	25,705
2.254% (US0003M + 1.210%) due 10/15/2030 ~		2,505	2,474
WaMu Asset-Backed Certificates WaMu Trust
1.774% (US0001M + 0.150%) due 01/25/2037 ~		13,188	6,862
1.874% (US0001M + 0.250%) due 04/25/2037 ~		10,357	4,394
Washington Mutual Asset-Backed Certificates Trust 1.684% due 10/25/2036 •		1,439	648
Wellfleet CLO Ltd.
1.953% due 04/20/2029 •		25,498	25,320

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

1.953% due 07/20/2029 •		6,840	6,772

Total Asset-Backed Securities (Cost $9,384,710)			9,006,726

SOVEREIGN ISSUES 3.5%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2022 (g)	BRL	297,397	55,002
Chile Government International Bond
1.625% due 01/30/2025	EUR	11,600	11,848
2.450% due 01/31/2031		$43,900	37,541
2.550% due 01/27/2032		7,700	6,556
2.750% due 01/31/2027		24,900	23,300
3.100% due 01/22/2061		19,000	12,893
3.500% due 01/31/2034		700	624
3.500% due 01/25/2050		10,200	7,830
4.340% due 03/07/2042		21,900	19,538
Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		36,700	34,891
3.875% due 04/16/2050		34,300	30,555
Hong Kong Government International Bond 2.500% due 05/28/2024		1,000	988
Indonesia Government International Bond 4.200% due 10/15/2050		36,600	31,658
Israel Government International Bond
0.750% due 07/31/2022	ILS	54,900	15,716
1.250% due 11/30/2022		24,000	6,875
2.750% due 07/03/2030		$28,900	26,837
3.250% due 01/17/2028		18,000	17,572
3.800% due 05/13/2060		14,800	12,369
3.875% due 07/03/2050		56,000	49,364
4.125% due 01/17/2048		4,000	3,698
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	20,800	17,134
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		$55,800	55,890
Korea Housing Finance Corp. 0.750% due 10/30/2023	EUR	32,600	33,972
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$25,100	25,221
Mexico Government International Bond
1.350% due 09/18/2027	EUR	4,500	4,166
4.750% due 04/27/2032		$7,500	7,209
5.000% due 04/27/2051		26,100	21,757
New South Wales Treasury Corp. 2.750% due 11/20/2025	AUD	1,408	1,059
Paraguay Government International Bond 4.950% due 04/28/2031		$6,500	6,024
Peru Government International Bond
2.392% due 01/23/2026		8,600	8,004
2.783% due 01/23/2031		2,900	2,473
5.350% due 08/12/2040	PEN	87,100	17,056
5.400% due 08/12/2034		64,700	13,655
5.940% due 02/12/2029		488,838	116,733
6.150% due 08/12/2032		120,500	27,853
6.350% due 08/12/2028		613,750	151,209
6.950% due 08/12/2031		28,800	7,148
8.200% due 08/12/2026		329,400	90,001
Poland Government International Bond 4.000% due 01/22/2024		$15	15
Province of Alberta 2.050% due 08/17/2026		6,000	5,725
Province of Ontario 1.550% due 11/01/2029	CAD	11,600	7,706
Province of Quebec 3.500% due 12/01/2022		68,053	53,075
Provincia de Buenos Aires 49.102% due 04/12/2025	ARS	440,953	1,480
Qatar Government International Bond
3.750% due 04/16/2030		$19,600	19,474
3.875% due 04/23/2023		26,730	26,855
4.400% due 04/16/2050		46,200	44,211
4.500% due 04/23/2028		9,500	9,855
5.103% due 04/23/2048		600	630
Queensland Treasury Corp. 4.250% due 07/21/2023	AUD	455	319
Romania Government International Bond
2.000% due 01/28/2032	EUR	17,300	12,413
2.000% due 04/14/2033		5,190	3,541
3.000% due 02/27/2027		$5,240	4,633
3.624% due 05/26/2030	EUR	25,050	21,500
3.625% due 03/27/2032		$26,200	20,636
Serbia Government International Bond
1.000% due 09/23/2028	EUR	16,450	12,594
2.050% due 09/23/2036		15,500	9,612
3.125% due 05/15/2027		19,600	18,021

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

South Africa Government International Bond 10.500% due 12/21/2026	ZAR	12,690,200	826,020

Total Sovereign Issues (Cost $2,444,339)			2,110,534

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (e)		775,108	1
Urbi Desarrollos Urbanos SAB de CV (e)		9,250	4

Total Common Stocks (Cost $15,194)			5

PREFERRED SECURITIES 1.1%
BANKING & FINANCE 0.1%
CaixaBank SA
6.000% due 07/18/2022 •(i)(j)		600,000	629
6.750% due 06/13/2024 •(i)(j)		400,000	405
Charles Schwab Corp.
4.000% due 12/01/2030 •(i)		2,400,000	1,850
5.375% due 06/01/2025 •(i)		7,800,000	7,742
CoBank ACB
4.250% due 01/01/2027 •(i)		5,200,000	4,460
6.250% (US0003M + 4.557%) due 10/01/2022 ~(i)		40,000	4,022
Discover Financial Services 6.125% due 06/23/2025 •(i)		24,000,000	24,058
Encina Private Credit LLC «		3,411	0
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(i)		13,900,000	13,275
Wells Fargo & Co. 3.900% due 03/15/2026 •(i)		9,800,000	8,446

			64,887

UTILITIES 1.0%
AT&T Mobility LLC 7.000% due 10/20/2022 «(i)(k)		22,978,604	583,392

Total Preferred Securities (Cost $689,989)			648,279

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.		26,809	630

Total Real Estate Investment Trusts (Cost $372)			630

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.6%
REPURCHASE AGREEMENTS (l) 8.5%			5,163,858

SHORT-TERM NOTES 0.1%
Southern California Edison Co. 1.845% (SOFRRATE + 0.470%) due 12/02/2022 ~		$51,010	50,901

ARGENTINA TREASURY BILLS 0.0%
51.049% due 09/30/2022 (g)(h)	ARS	1,296,000	4,344

ISRAEL TREASURY BILLS 1.0%
0.435% due 07/06/2022 - 05/03/2023 (f)(g)	ILS	2,215,800	630,976

JAPAN TREASURY BILLS 1.7%
(0.112)% due 07/04/2022 - 09/12/2022 (f)(g)	JPY	142,303,500	1,048,949

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

U.S. TREASURY BILLS 1.1%
1.064% due 07/07/2022 - 09/01/2022 (f)(g)(p)	$670,127	669,056

		669,056

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
1.416% due 10/04/2022 (g)(h)(p)	97,000	96,539

Total Short-Term Instruments (Cost $7,783,384)		7,664,623

Total Investments in Securities (Cost $74,929,560)		69,291,297

	SHARES
INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short Asset Portfolio	240,918,925	2,355,705
PIMCO Short-Term Floating NAV Portfolio III	7,232,208	70,182

Total Short-Term Instruments (Cost $2,479,211)		2,425,887

Total Investments in Affiliates (Cost $2,479,211)		2,425,887

Total Investments 118.6% (Cost $77,408,771)		$71,717,184
Financial Derivative Instruments (m)(o) (0.3)%(Cost or Premiums, net $303,138)		(171,809)
Other Assets and Liabilities, net (18.3)%		(11,098,207)

Net Assets 100.0%		$60,447,168

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
µ								All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Principal only security.
(c)								Payment in-kind security.
(d)								Security is not accruing income as of the date of this report.
(e)								Security did not produce income within the last twelve months.
(f)								Coupon represents a weighted average yield to maturity.
(g)								Zero coupon security.
(h)								Coupon represents a yield to maturity.
(i)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)								Contingent convertible security.
(k)								RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC					7.000%	10/20/2022	09/24/2020	$621,523	$583,392	0.97%
Citigroup, Inc.					1.669	01/25/2026	01/18/2022	4,700	4,542	0.01
Citigroup, Inc.					2.014	01/25/2026	01/18/2022	4,000	3,752	0.01
Citigroup, Inc.					2.572	06/03/2031	05/26/2020	39,200	32,985	0.05
Citigroup, Inc.					3.290	03/17/2026	03/10/2022	42,200	40,849	0.07
Deutsche Bank AG					2.129	11/24/2026	11/17/2020	22,800	20,279	0.03
Deutsche Bank AG					3.035	05/28/2032	07/21/2021	615	475	0.00
Deutsche Bank AG					3.729	01/14/2032	02/01/2021	798	602	0.00
GHH Holdings Ltd.					2.909	12/04/2024	10/10/2018	65,811	59,089	0.10
General Motors Co.					6.125	10/01/2025	05/07/2020	7,796	8,075	0.01
Hotel Ltd.					2.591	02/07/2023	07/09/2018	47,700	43,629	0.07
PKY-San Felipe Plaza LP					0.000	12/09/2022	12/05/2018-06/11/2021	121,351	121,083	0.20
Pinnacol Assurance					8.625	06/25/2034	06/23/2014	15,000	16,722	0.03

								$993,494	$935,474	1.55%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	1.490%	06/30/2022	07/01/2022		$285,900	U.S. Treasury Bonds 3.000% due 02/15/2047 - 05/15/2047		$(291,414)	$285,900	$285,912
BTN	1.150	06/28/2022	07/05/2022	GBP	200,000	United Kingdom Gilt 0.125% due 03/22/2044		(242,701)	243,460	243,483
FICC	0.400	06/30/2022	07/01/2022		$43,119	U.S. Treasury Notes 3.000% due 06/30/2024		(43,981)	43,119	43,119
JPM	1.400	06/29/2022	07/08/2022	CAD	500,000	Canada Government International Bond 2.750% due 09/01/2027		(327,154)	388,440	388,470
						Canadian Government Real Return Bond 4.000% due 12/01/2031		(63,954)
JPS	0.060	11/05/2021	TBD(2)		$146,182	U.S. Treasury Bonds 2.250% due 05/15/2041		(120,878)	146,182	146,240
	0.060	02/17/2022	TBD(2)		871,201	U.S. Treasury Bonds 1.380% - 3.880% due 08/15/2040 - 11/15/2044		(774,364)	871,201	871,395
	1.400	06/30/2022	07/01/2022		160,500	U.S. Treasury Bonds 2.000% due 02/15/2050		(164,472)	160,500	160,506
MSR	1.440	06/30/2022	07/01/2022		1,000,000	U.S. Treasury Notes 0.750% - 3.000% due 01/31/2024 - 03/31/2026		(1,022,482)	1,000,000	1,000,040

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

1.470	07/01/2022	07/05/2022	1,000,000	U.S. Treasury Notes 0.250% - 0.750% due 06/30/2025 - 05/31/2026	(1,024,028)	1,000,000	1,000,000
1.530	07/01/2022	07/05/2022	90,800	U.S. Treasury Notes 0.750% due 03/31/2026	(93,040)	90,800	90,800
RBC	1.400	06/27/2022	07/06/2022	CAD	200,000	Province of Quebec 3.500% due 12/01/2048	(163,869)	155,376	155,400
RYL	1.070	06/30/2022	07/07/2022	GBP	500,000	United Kingdom Inflation-Linked Gilt 1.250% - 1.875% due 11/22/2022 - 11/22/2027	(624,415)	608,650	608,668
SCX	1.120	06/30/2022	07/07/2022	100,000	United Kingdom Inflation-Linked Gilt 0.125% due 03/22/2026	(125,204)	121,730	121,734
TDM	1.480	06/30/2022	07/01/2022	$48,500	U.S. Treasury Notes 2.500% due 01/31/2025	(50,086)	48,500	48,502

Total Repurchase Agreements	$(5,132,042)	$5,163,858	$5,164,269

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.5)%
Ginnie Mae, TBA	4.500%	07/01/2052	$77,000	$(78,212)	$(78,155)
Ginnie Mae, TBA	4.500	08/01/2052	1,000	(1,005)	(1,011)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2052	349,250	(299,459)	(302,865)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2052	574,340	(515,637)	(516,082)

Total Short Sales (1.5)%	$(894,313)	$(898,113)

Cash of $14,459 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(14,486) at a weighted average interest rate of 0.689%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	1,066	$2,665	$(997)	$(1,318)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	1,066	2,665	(865)	(859)
Put - CME 90-Day Eurodollar December 2023 Futures	96.500	12/18/2023	15,686	39,215	(15,400)	(22,900)

Total Written Options	$(17,262)	$(25,077)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2024	14,273	$3,461,916	$(45,786)	$7,493	$0
Euro-Bobl September Futures	09/2022	2,229	290,093	7,585	4,649	0
U.S. Treasury 5-Year Note September Futures	09/2022	40,633	4,561,054	10,380	28,127	(1)
U.S. Treasury 10-Year Note September Futures	09/2022	26,315	3,119,150	11,050	26,726	0
U.S. Treasury 10-Year Ultra September Futures	09/2022	2,226	283,537	(2,144)	2,957	0
United Kingdom Long Gilt September Futures	09/2022	2,715	376,701	5,643	6,048	0

$(13,272)	$76,000	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond September Futures	09/2022	14,873	$(1,918,968)	$(85,253)	$0	$(45,668)
Euro-Bund 10-Year Bond September Futures	09/2022	9,323	(1,453,586)	7,469	0	(35,172)
Euro-Buxl 30-Year Bond September Futures	09/2022	1,280	(219,395)	8,570	0	(9,443)
Euro-OAT France Government 10-Year Bond September Futures	09/2022	10,652	(1,546,378)	12,975	0	(29,358)
Japan Government 10-Year Bond September Futures	09/2022	2,277	(2,493,993)	10,194	336	(2,182)
U.S. Treasury 2-Year Note September Futures	09/2022	1,750	(367,527)	1,850	0	(984)
U.S. Treasury 30-Year Bond September Futures	09/2022	2,045	(283,488)	1,702	0	(3,451)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	765	(118,073)	3,439	0	(1,793)

$(39,054)	$336	$(128,051)

Total Futures Contracts	$(52,326)	$76,336	$(128,052)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	1.674%		$2,300	$444	$(194)	$250	$0	$(2)
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.952		2,500	32	(30)	2	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2025	1.061		10,600	(402)	387	(15)	0	(7)
AT&T, Inc.	1.000	Quarterly	12/20/2025	1.108		5,000	61	(77)	(16)	0	(5)
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.142		9,900	150	(199)	(49)	0	(8)
Auchan Holding S.A.	1.000	Quarterly	12/20/2027	3.075	EUR	1,100	(65)	(50)	(115)	0	(8)
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.502		$30,700	226	(145)	81	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	1.222		15,900	(2)	(10)	(12)	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	2.445		17,200	(91)	(881)	(972)	0	(24)
Boeing Co.	1.000	Quarterly	06/20/2027	2.538		8,200	(477)	(62)	(539)	0	(12)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.575	EUR	7,500	(34)	(193)	(227)	0	(54)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.697		9,000	(59)	(298)	(357)	0	(70)
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.799		3,200	(55)	(101)	(156)	0	(25)
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.587		$24,800	180	(124)	56	0	(2)
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	1.046		3,300	(42)	38	(4)	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2023	0.844		41,100	(1,891)	1,995	104	0	(15)
General Electric Co.	1.000	Quarterly	06/20/2024	0.920		50,400	(221)	312	91	0	(5)
General Electric Co.	1.000	Quarterly	12/20/2024	1.096		25,600	(392)	341	(51)	0	(29)
General Electric Co.	1.000	Quarterly	06/20/2026	1.530		26,100	169	(667)	(498)	0	(19)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700		2,900	34	(116)	(82)	0	(3)
General Motors Co.	5.000	Quarterly	12/20/2026	2.634		13,730	2,693	(1,394)	1,299	0	(18)
Hess Corp.	1.000	Quarterly	12/20/2026	1.797		1,900	(21)	(40)	(61)	0	(4)
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.505		24,900	186	(121)	65	0	(1)
Morgan Stanley	1.000	Quarterly	12/20/2022	0.568		900	6	(4)	2	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.084	EUR	16,200	44	(393)	(349)	0	(28)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	3.087		6,300	(35)	(290)	(325)	0	(51)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.730		89,600	(14,030)	6,921	(7,109)	0	(727)
Stellantis NV	5.000	Quarterly	12/20/2026	2.172		17,300	4,013	(1,855)	2,158	0	(117)
Tesco PLC	1.000	Quarterly	12/20/2027	1.570		20,000	31	(629)	(598)	0	(109)
Valeo SA	1.000	Quarterly	06/20/2026	2.759		200	(2)	(11)	(13)	0	(1)
Valeo SA	1.000	Quarterly	06/20/2028	3.563		2,800	(135)	(246)	(381)	0	(21)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	1.105		$3,300	75	(87)	(12)	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.198		18,100	417	(559)	(142)	0	(22)
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	1.140		6,800	49	(86)	(37)	0	(15)

							$(9,144)	$1,132	$(8,012)	$0	$(1,409)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index		(5.000)%	Quarterly	12/20/2025		$71,874	$(5,197)	$5,394	$197	$113	$0
CDX.HY-36 5-Year Index		(5.000)	Quarterly	06/20/2026		151,569	(14,453)	15,652	1,199	225	0
CDX.HY-38 5-Year Index		(5.000)	Quarterly	06/20/2027		586,179	17,995	(1,696)	16,299	760	0
CDX.IG-38 5-Year Index		(1.000)	Quarterly	06/20/2027		3,023,200	(2,615)	2,650	35	588	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

iTraxx Europe Main 37 5-Year Index	(1.000)	Quarterly		06/20/2027	EUR	85,000	325	440	765	229	0

							$(3,945)	$22,440	$18,495	$1,915	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

iTraxx Asia Ex-Japan 37 5-Year Index	1.000%	Quarterly		06/20/2027		$19,400	$(93)	$(259)	$(352)	$0	$(49)
iTraxx Crossover 37 5-Year Index	5.000	Quarterly		06/20/2027	EUR	1,948,530	109,654	(169,999)	(60,345)	0	(18,516)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly		12/20/2025		25,300	619	(570)	49	0	(50)

							$110,180	$(170,828)	$(60,648)	$0	$(18,615)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.800%	Annual	03/10/2032	GBP	201,450	$(5,422)	$(27,797)	$(33,219)	$3,597	$0
Pay	1-Day GBP-SONIO Compounded-OIS	0.800	Annual	03/11/2032		201,450	0	(33,230)	(33,230)	3,597	0
Pay	1-Day GBP-SONIO Compounded-OIS	0.800	Annual	03/15/2032		513,100	(18,249)	(66,495)	(84,744)	9,171	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		165,700	32,825	(3,661)	29,164	0	(3,015)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/10/2052		74,600	5,568	20,076	25,644	0	(2,282)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052		74,600	0	25,645	25,645	0	(2,282)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		190,000	18,789	46,552	65,341	0	(5,813)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		1,192,000	286,320	172,387	458,707	0	(35,460)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	96,888,000	2,442	(666)	1,776	902	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		9,685,000	(193)	598	405	0	(197)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		1,890,000	1	26	27	0	(41)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.705	Semi-Annual	10/31/2038		6,560,000	409	426	835	0	(137)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		5,690,000	11	203	214	0	(123)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		10,731,600	37	918	955	0	(230)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		103,752,000	28,857	23,082	51,939	0	(2,583)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		3,903,000	0	1,112	1,112	0	(103)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		39,300,000	921	17,860	18,781	0	(1,176)
Pay	1-Day USD-SOFR Compounded-OIS	2.200	Annual	06/15/2024		$1,180,200	(2,124)	(15,426)	(17,550)	2,806	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.530	Annual	06/21/2024		4,640,000	917	22,499	23,416	6,694	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.400	Annual	12/07/2024		6,077,200	1,834	(79,705)	(77,871)	9,037	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.130	Annual	06/21/2025		6,290,700	1,110	30,478	31,588	9,976	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		81,400	(148)	(3,889)	(4,037)	440	0
Pay	1-Day USD-SOFR Compounded-OIS	1.635	Annual	04/18/2027		406,000	(1,289)	(18,999)	(20,288)	2,248	0
Pay	1-Day USD-SOFR Compounded-OIS	1.690	Annual	04/19/2027		406,000	(1,355)	(17,901)	(19,256)	2,252	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027		307,500	(1,062)	(12,247)	(13,309)	1,713	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		1,205,900	(4,582)	(30,434)	(35,016)	6,855	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		216,400	(801)	(17,672)	(18,473)	1,709	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		190,000	(893)	(15,020)	(15,913)	1,513	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/18/2032		460,000	(2,680)	(34,757)	(37,437)	3,707	0
Pay	1-Day USD-SOFR Compounded-OIS	1.943	Annual	04/21/2032		406,700	(2,633)	(26,040)	(28,673)	3,306	0
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		62,700	665	1,503	2,168	0	(531)
Receive	1-Day USD-SOFR Compounded-OIS	2.436	Annual	06/08/2032		186,200	1,797	3,811	5,608	0	(1,582)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		754,100	67,330	(13,396)	53,934	0	(6,103)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		1,311,600	268,784	(33,016)	235,768	0	(11,874)
Receive	1-Year BRL-CDI	7.900	Maturity	01/02/2024	BRL	127,800	1,460	299	1,759	0	(35)
Pay	1-Year BRL-CDI	10.665	Maturity	01/02/2024		552,390	0	(3,515)	(3,515)	149	0
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		3,373,700	0	(20,535)	(20,535)	909	0
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		676,645	0	(3,970)	(3,970)	182	0
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		1,814,700	0	(9,671)	(9,671)	488	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		1,213,200	0	(6,106)	(6,106)	326	0
Pay	1-Year BRL-CDI	11.113	Maturity	01/02/2024		48,000	0	(237)	(237)	13	0
Pay	1-Year BRL-CDI	11.148	Maturity	01/02/2024		395,700	0	(1,891)	(1,891)	106	0
Receive	1-Year BRL-CDI	11.900	Maturity	01/02/2024		825,200	0	2,849	2,849	0	(220)
Receive	1-Year BRL-CDI	11.910	Maturity	01/02/2024		821,400	0	2,815	2,815	0	(219)
Receive	1-Year BRL-CDI	11.920	Maturity	01/02/2024		549,100	0	1,868	1,868	0	(147)
Receive	1-Year BRL-CDI	12.015	Maturity	01/02/2024		1,384,300	0	4,369	4,369	0	(369)
Receive	1-Year BRL-CDI	12.020	Maturity	01/02/2024		1,373,900	0	4,319	4,319	0	(367)
Receive	1-Year BRL-CDI	12.030	Maturity	01/02/2024		1,152,100	0	3,590	3,590	0	(307)
Receive	1-Year BRL-CDI	12.048	Maturity	01/02/2024		736,000	0	2,260	2,260	0	(196)
Receive	1-Year BRL-CDI	12.070	Maturity	01/02/2024		1,120,000	0	3,375	3,375	0	(299)
Pay	1-Year BRL-CDI	11.023	Maturity	01/02/2025		140,800	0	(797)	(797)	65	0
Pay	1-Year BRL-CDI	11.092	Maturity	01/02/2025		226,800	0	(1,220)	(1,220)	104	0
Pay	1-Year BRL-CDI	11.165	Maturity	01/02/2025		378,800	0	(2,038)	(2,038)	174	0
Pay	1-Year BRL-CDI	11.180	Maturity	01/02/2025		566,300	0	(3,016)	(3,016)	261	0
Pay	1-Year BRL-CDI	11.320	Maturity	01/02/2025		963,400	0	(4,630)	(4,630)	443	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		947,900	0	(4,450)	(4,450)	436	0
Pay	1-Year BRL-CDI	11.371	Maturity	01/02/2025		788,800	0	(3,643)	(3,643)	362	0
Pay	1-Year BRL-CDI	11.400	Maturity	01/02/2025		509,000	0	(2,296)	(2,296)	234	0
Pay	1-Year BRL-CDI	11.415	Maturity	01/02/2025		775,000	0	(3,453)	(3,453)	356	0
Pay	1-Year BRL-CDI	12.070	Maturity	01/02/2025		446,400	0	(928)	(928)	204	0
Pay	1-Year BRL-CDI	12.195	Maturity	01/02/2025		1,067,800	0	(1,694)	(1,694)	486	0
Pay	1-Year BRL-CDI	12.233	Maturity	01/02/2025		743,800	0	(1,129)	(1,129)	339	0
Pay	1-Year BRL-CDI	12.235	Maturity	01/02/2025		992,100	0	(1,496)	(1,496)	451	0
Pay	1-Year BRL-CDI	12.275	Maturity	01/02/2025		695,300	0	(923)	(923)	316	0
Pay	1-Year BRL-CDI	12.590	Maturity	01/02/2025		953,000	0	(292)	(292)	432	0
Pay	1-Year BRL-CDI	12.600	Maturity	01/02/2025		613,000	0	(167)	(167)	278	0
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		345,900	0	(4,364)	(4,364)	220	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		1,428,200	0	(17,300)	(17,300)	906	0
Pay	1-Year BRL-CDI	10.990	Maturity	01/04/2027		564,100	(198)	(4,257)	(4,455)	345	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		75,000	0	(489)	(489)	45	0
Pay	1-Year BRL-CDI	12.316	Maturity	01/04/2027		140,700	0	(154)	(154)	81	0
Pay(6)	3-Month AUD-BBR-BBSW	4.500	Quarterly	06/20/2024	AUD	1,376,000	269	4,905	5,174	1,412	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	CAD	266,300	291	(12,270)	(11,979)	274	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	885,300	(4,581)	3,098	(1,483)	636	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		668,600	(9,294)	4,007	(5,287)	2,288	0
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		$1,819,100	(41,118)	47,430	6,312	2,133	0
Pay(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		6,090,200	(112,019)	(26,946)	(138,965)	8,009	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/21/2027	AUD	143,000	(151)	2,018	1,867	294	0
Pay(6)	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	3,742,800	(6,643)	(6,067)	(12,710)	11,965	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		63,800	(313)	(2,815)	(3,128)	813	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		153,600	(835)	(7,088)	(7,923)	1,955	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		214,200	(1,615)	(9,908)	(11,523)	2,831	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		251,800	(916)	(8,170)	(9,086)	3,382	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		133,700	(5,956)	1,087	(4,869)	1,265	0
Pay	6-Month EUR-EURIBOR	0.750	Annual	06/15/2032		3,695,080	(143,675)	(363,250)	(506,925)	68,361	0

							$351,892	$(536,061)	$(184,169)	$183,852	$(75,691)

Total Swap Agreements							$448,983	$(683,317)	$(234,334)	$185,767	$(95,715)

(n)

Securities with an aggregate market value of $509,405 and cash of $738,002 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(o)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2022		$3,460	NZD	5,503	$0	$(24)
BOA	07/2022	AUD	3,414		$2,370	13	0
	07/2022	CAD	14,797		11,660	164	0
	07/2022	CLP	34,310,000		38,755	1,366	0
	07/2022	DKK	1,210		181	11	0
	07/2022	GBP	578,050		730,878	27,218	0
	07/2022	JPY	34,570,000		284,129	29,339	0
	07/2022		$2,228	AUD	3,221	0	(5)
	07/2022		37,295	CLP	34,310,000	94	0
	07/2022		11,103	DKK	78,061	0	(104)
	07/2022		6,899	GBP	5,454	0	(260)
	07/2022		20,590	JPY	2,808,100	107	0
	07/2022		84,956	MXN	1,754,435	2,288	0
	07/2022		72,881	PEN	271,996	0	(1,853)
	07/2022	ZAR	6,277,737		$416,425	31,176	0
	08/2022	DKK	77,903		11,103	107	0
	08/2022	PEN	22,480		5,706	0	(147)
	08/2022		$2,371	AUD	3,414	0	(13)
	08/2022		9,320	BRL	49,284	0	(20)
	08/2022		38,395	CLP	34,310,000	0	(1,356)
	08/2022		309,089	NOK	2,942,939	0	(10,050)
	08/2022		33,070	PEN	127,634	166	0
	09/2022	PEN	198,226		$51,317	0	(117)
	11/2022		31,864		7,705	0	(509)
	11/2022		$73	ZAR	1,152	0	(3)
	11/2022	ZAR	8,432		$540	28	0
	01/2023	PEN	265,445		69,873	1,731	0
	02/2023		97,449		24,818	0	(154)
	03/2023	ILS	30,445		8,973	106	0
	04/2023		154,851		47,201	2,002	0
	05/2023	PEN	30,185		7,629	0	(60)
BPS	07/2022	AUD	1,183,423		823,040	6,341	(159)
	07/2022	BRL	671,400		125,386	0	(2,904)
	07/2022	CAD	2,812		2,226	42	0
	07/2022	CLP	37,812,561		41,102	0	(104)
	07/2022	EUR	383,703		401,454	0	(647)
	07/2022	GBP	46,475		56,403	0	(171)
	07/2022	JPY	62,930,500		466,604	2,789	0
	07/2022	MXN	1,155,815		57,512	36	0
	07/2022	NZD	6,784		4,248	11	0
	07/2022		$126,967	BRL	671,400	1,323	0
	07/2022		1,585	CAD	2,009	0	(24)
	07/2022		138,344	CLP	117,617,198	0	(10,494)
	07/2022		133,829	EUR	125,277	0	(2,545)
	07/2022		57,701	GBP	46,729	4	(823)
	07/2022		39,372	JPY	5,290,500	0	(380)
	07/2022		3,851	NZD	6,101	0	(41)
	07/2022	ZAR	46,377		$2,963	114	0
	08/2022		$113,823	BRL	581,169	0	(4,137)
	08/2022		151	IDR	2,232,673	0	(2)
	08/2022		2,232	INR	173,960	0	(36)
	08/2022		96,964	NOK	935,975	0	(1,857)
	08/2022		186	ZAR	2,969	0	(5)
	09/2022	JPY	19,879,000		$148,785	1,582	0
	09/2022		$56,665	MXN	1,155,815	56	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

	09/2022		655	TWD	18,196	0	(39)
	11/2022		209	ZAR	3,363	0	(5)
	03/2023	ILS	6,180		$1,820	20	0
BRC	07/2022		$56,736	GBP	46,257	0	(428)
	07/2022		506,323	JPY	68,682,721	0	(112)
	07/2022	ZAR	77,603		$5,099	337	0
	08/2022	JPY	68,571,178		506,323	92	0
	08/2022		$166	IDR	2,456,442	0	(2)
	08/2022		117,522	NOK	1,149,998	0	(668)
	09/2022	JPY	20,621,000		$154,327	1,630	0
BSH	07/2022	BRL	5,099,463		904,464	0	(69,934)
	07/2022		$963,491	BRL	5,099,463	10,907	0
	10/2022	BRL	6,645,000		$1,159,191	0	(78,272)
	10/2022		$748,740	BRL	3,758,500	0	(48,815)
CBK	07/2022	BRL	148,131		$28,280	0	(25)
	07/2022	ILS	63,503		19,829	1,648	0
	07/2022	NZD	4,442		2,770	0	(4)
	07/2022	PEN	354,243		88,699	0	(3,765)
	07/2022		$71,389	BRL	362,374	0	(2,335)
	07/2022		358,400	EUR	335,661	0	(6,644)
	07/2022		3,429	GBP	2,788	0	(35)
	07/2022		43,300	NOK	424,444	0	(199)
	07/2022		21,489	PEN	80,590	0	(474)
	08/2022	ILS	88,297		$26,598	1,281	0
	08/2022	PEN	600,058		149,266	375	(7,215)
	08/2022		$4,020	BRL	21,254	0	(9)
	08/2022		8,003	PEN	30,155	4	(158)
	09/2022	PEN	151,580		$39,605	298	(11)
	09/2022		$116,535	MXN	2,403,571	1,579	0
	10/2022	ILS	532,620		$166,025	12,496	0
	10/2022	PEN	200,000		49,502	0	(2,234)
	11/2022	ILS	24,295		7,706	675	0
	11/2022	PEN	234,265		59,012	0	(1,425)
	12/2022	ILS	93,086		29,555	2,601	0
	12/2022	PEN	191,475		48,269	0	(965)
	01/2023	ILS	59,784		18,943	1,596	0
	02/2023		17,117		5,177	199	0
	03/2023		217,864		65,822	2,371	0
	04/2023		187,264		57,128	2,469	0
	05/2023		191,387		57,745	1,789	0
DUB	07/2022	CLP	40,000,000		43,480	0	(110)
	07/2022	DKK	21,381		3,166	154	0
	07/2022		$48,401	CLP	40,000,000	0	(4,811)
	07/2022		62,856	NOK	605,052	0	(1,419)
	07/2022		2,827	PEN	10,368	0	(125)
	07/2022		134	PLN	587	0	(4)
	08/2022	BRL	285,500		$54,840	888	0
	08/2022		$27,469	BRL	143,526	0	(349)
	08/2022		32	TWD	951	0	0
	10/2022	ILS	55,294		$17,321	1,382	0
	12/2022	ZAR	1,031,609		65,658	3,256	0
	02/2023		626,725		37,527	0	(147)
	03/2023	ILS	145,405		42,871	522	0
GLM	07/2022	BRL	655,870		122,641	0	(2,681)
	07/2022	CAD	100,000		77,387	0	(301)
	07/2022		$126,677	BRL	655,870	0	(1,354)
	07/2022		7,168	PEN	27,375	26	(57)
	08/2022	BRL	206,260		$39,706	721	0
	08/2022	PEN	54,041		14,402	339	0
	08/2022		$2,506	CLP	2,168,273	0	(166)
	08/2022		5,415	PEN	20,583	0	(59)
	10/2022	BRL	986,034		$172,299	0	(11,325)
	10/2022		$793,690	BRL	4,128,000	0	(24,954)
	10/2022		24,859	MXN	508,832	6	0
	11/2022	ILS	200,280		$64,869	7,026	0
	11/2022		$76	ZAR	1,220	0	(2)
	02/2023	ZAR	260,049		$15,694	62	0
	05/2023		1,566,550		93,740	441	0
HUS	07/2022	AUD	384,776		268,655	3,064	0
	07/2022	CLP	43,502,561		48,890	1,484	0
	07/2022	GBP	200,000		245,638	2,178	0
	07/2022		$574,832	AUD	834,641	1,288	(8)
	07/2022		1,326	CAD	1,723	12	0
	07/2022		47,287	CLP	43,502,561	120	0
	07/2022		25,514	GBP	20,521	0	(534)
	07/2022		4,388	SEK	42,845	0	(200)
	08/2022	AUD	830,800		$572,247	0	(1,330)
	08/2022	BRL	143,388		27,469	375	0
	08/2022	CLP	143,183,996		170,874	15,938	0
	08/2022	CNH	1,799,994		268,056	0	(784)
	08/2022	JPY	4,764,685		35,009	0	(167)
	08/2022	NOK	565,800		57,175	0	(317)
	08/2022		$48,455	CLP	43,502,561	0	(1,492)
	08/2022		90	IDR	1,322,894	0	(2)
	08/2022		323,637	JPY	44,069,700	1,711	0
	10/2022	ILS	36,005		$11,357	978	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

	03/2023		39,708		12,144	579	0
	05/2023	CNH	888,638		132,415	0	(575)
IND	08/2022	NOK	3,026,750		301,351	0	(6,204)
JPM	07/2022	BRL	863,626		162,958	0	(2,063)
	07/2022	CAD	600,173		466,084	137	(323)
	07/2022	GBP	100,000		122,119	386	0
	07/2022		$163,061	BRL	863,626	1,960	0
	07/2022		660	CZK	15,477	0	(5)
	07/2022		9,376	GBP	7,443	0	(316)
	08/2022	CNH	791,306		$117,676	0	(511)
	08/2022	KRW	1,619,790		1,273	15	0
	08/2022	NOK	2,793,710		281,792	0	(2,084)
	08/2022		$204	IDR	3,007,155	0	(3)
	08/2022		139	SGD	191	0	(1)
	08/2022		376	TWD	11,077	0	(3)
	09/2022	ILS	89,807		$28,182	2,358	0
	09/2022		$775	TWD	21,546	0	(46)
	10/2022	BRL	552,863		$95,420	0	(7,537)
	04/2023	ILS	54,572		16,517	589	0
MYI	07/2022	BRL	443,433		84,980	470	0
	07/2022	DKK	71,863		10,660	535	0
	07/2022	GBP	61,278		74,025	0	(568)
	07/2022		$28,280	BRL	148,131	25	0
	07/2022		2,328	DKK	16,383	0	(20)
	07/2022		101,317	JPY	13,794,320	351	0
	08/2022	BRL	160,052		$32,617	2,537	0
	08/2022	CAD	25,967		20,109	0	(64)
	08/2022	DKK	16,350		2,328	21	0
	08/2022	JPY	13,771,980		101,317	0	(355)
	08/2022	KRW	2,096,500		1,646	18	0
	08/2022		$2,513	AUD	3,648	6	0
	08/2022		28,504	BRL	148,131	0	(442)
	08/2022		187	IDR	2,763,409	0	(3)
	08/2022		3,740	INR	292,171	0	(53)
	08/2022		112	TWD	3,294	0	(1)
	09/2022		315		8,795	0	(17)
RBC	07/2022	CAD	1,178		$917	2	0
	07/2022	JPY	66,233,500		529,121	40,567	0
	07/2022		$29,430	CAD	37,838	0	(34)
	08/2022	CAD	39,840		$30,984	34	0
SCX	07/2022		1,369		1,059	0	(4)
	07/2022	ILS	25,564		7,583	261	0
	07/2022	JPY	1,000,000		7,988	612	0
	07/2022		$7,817	BRL	40,836	0	(31)
	07/2022		6,254	GBP	5,042	0	(116)
	07/2022		65,328	JPY	8,893,705	221	0
	07/2022		2,028	NZD	3,213	0	(21)
	07/2022		15,779	PEN	59,675	0	(229)
	07/2022	ZAR	1,964,248		$129,448	8,921	0
	08/2022	CNH	3,192,964		476,645	46	(290)
	08/2022	EUR	2,785,127		2,909,969	0	(14,069)
	08/2022	JPY	8,879,287		65,328	0	(224)
	08/2022	ZAR	2,969		192	10	0
	09/2022		940,732		60,850	3,434	0
	11/2022	PEN	103,367		24,958	0	(1,676)
	12/2022		68,881		16,451	0	(1,284)
SOG	07/2022	GBP	43,248		53,184	538	0
	07/2022		$344,741	GBP	275,753	0	(9,067)
	08/2022	NOK	1,410,845		$142,290	0	(1,070)
	08/2022		$327,366	NOK	3,210,513	0	(1,138)
SSB	09/2022		1,425	MYR	6,243	0	(10)
TOR	07/2022	CAD	161,634		$126,548	978	0
	07/2022	GBP	1,026,102		1,293,627	44,553	0
	07/2022	JPY	12,915,979		101,759	6,564	0
	07/2022		$88,822	CAD	114,268	114	(164)
	07/2022		46,452	JPY	6,178,600	0	(914)
	08/2022	CAD	114,275		$88,822	162	(115)
	08/2022	GBP	1,545,165		1,875,277	0	(6,558)
UAG	07/2022	EUR	2,862,362		3,075,897	76,285	0
	07/2022	GBP	500,000		610,180	1,517	0
	07/2022	HUF	71,939		205	15	0
	07/2022	NOK	1,030,856		106,156	1,479	0
	07/2022	NZD	1,997		1,287	40	0
	07/2022		$526,715	AUD	737,399	0	(17,725)
	07/2022		8,204	BRL	42,882	0	(28)
	07/2022		41,419	ZAR	666,438	0	(526)
	08/2022	CAD	1,000		$776	0	(1)
	08/2022		$420	CHF	400	0	0
	09/2022	MXN	4,653,051		$233,515	4,861	0
	09/2022		$29,220	MXN	598,620	157	0
	11/2022		172	ZAR	2,697	0	(8)
	11/2022	ZAR	1,726,158		$105,663	961	0

Total Forward Foreign Currency Contracts						$394,871	$(391,971)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.770%	08/04/2022		59,600	$548	$917
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	08/04/2022		90,800	997	632
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.043	08/04/2022		20,700	230	129
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023		102,000	11,604	48,258
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023		92,900	10,199	43,953
NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.851	08/04/2022		32,000	342	384
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.859	08/04/2022		36,800	405	430

								$24,325	$94,703

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date			Notional Amount(1)	Cost	Market Value

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052		$91.664	07/07/2022			43,000	$440	$765
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052		91.703	07/07/2022			43,000	444	781

								$884	$1,546

Total Purchased Options								$25,209	$96,249

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description				Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC AUD versus USD				$0.722	07/08/2022	36,275	$(188)	$(2)
BRC	Call - OTC AUD versus USD				0.738	08/11/2022	142,500	(815)	(106)
CBK	Put - OTC USD versus NOK			NOK	9.390	07/14/2022	169,500	(1,496)	(76)
DUB	Call - OTC USD versus BRL			BRL	5.590	08/05/2022	207,500	(3,533)	(1,519)
	Call - OTC USD versus BRL				5.720	08/12/2022	66,800	(1,097)	(389)
	Put - OTC USD versus NOK			NOK	9.245	07/13/2022	249,100	(1,980)	(26)
GLM	Call - OTC USD versus BRL			BRL	5.610	08/08/2022	198,530	(3,372)	(1,488)
MBC	Call - OTC USD versus BRL				5.615	08/09/2022	135,300	(2,098)	(1,031)
	Put - OTC USD versus NOK			NOK	9.315	07/08/2022	217,200	(1,787)	(10)
MYI	Call - OTC USD versus BRL			BRL	5.555	07/08/2022	78,680	(1,105)	(50)
	Call - OTC USD versus BRL				5.620	07/18/2022	200,710	(2,999)	(423)
	Call - OTC USD versus BRL				5.365	07/26/2022	220,700	(3,514)	(2,912)
	Call - OTC USD versus BRL				5.288	08/29/2022	158,300	(2,655)	(5,339)

								$(26,639)	$(13,371)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

CBK	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		09/09/2024		100,000	$(1,710)	$(469)
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		08/22/2024		200,000	(990)	(29)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		09/08/2024		100,000	(475)	(16)

								$(3,175)	$(514)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023		75,200	$(233)	$(296)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023		75,200	(233)	(250)
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023		306,000	(11,328)	(73,679)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	70,800	(545)	(548)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	70,800	(545)	(435)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	08/08/2022	64,200	(250)	(6)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.550	08/08/2022	64,200	(250)	(1,283)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	25,100	(194)	(193)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	25,100	(194)	(155)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	93,000	(602)	(699)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	93,000	(602)	(487)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	65,100	(457)	(537)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	65,100	(457)	(311)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	22,100	(154)	(189)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	22,100	(154)	(102)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	92,100	(639)	(806)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	92,100	(639)	(414)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	85,900	(591)	(630)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	85,900	(591)	(466)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	18,600	(135)	(151)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	18,600	(135)	(93)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	81,300	(540)	(584)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	81,300	(540)	(460)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	17,000	(62)	(71)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	17,000	(62)	(52)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	121,100	(422)	(464)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	121,100	(422)	(400)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	11,100	(35)	(48)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	11,100	(35)	(34)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	3,300	(26)	(24)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	3,300	(26)	(21)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	71,400	(539)	(526)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	71,400	(539)	(459)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	08/25/2022	195,800	(1,008)	(402)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	08/25/2022	195,800	(1,008)	(1,911)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/06/2022	102,200	(644)	(588)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/06/2022	102,200	(644)	(845)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	09/07/2022	104,600	(656)	(709)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	09/07/2022	104,600	(656)	(783)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.310	08/19/2022	236,900	(2,079)	(608)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	08/19/2022	236,900	(2,079)	(2,225)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	278,700	(10,024)	(67,106)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	39,000	(253)	(301)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	39,000	(253)	(204)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	30,800	(195)	(211)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	30,800	(195)	(183)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	70,800	(545)	(546)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	70,800	(545)	(437)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	70,800	(540)	(565)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	70,800	(540)	(423)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	09/09/2022	115,200	(963)	(1,019)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150	09/09/2022	115,200	(963)	(963)

$(45,966)	$(164,902)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	$98.297	07/07/2022	49,000	$(306)	$(78)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.141	07/07/2022	29,396	(202)	(183)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.625	08/04/2022	304,200	(1,711)	(1,381)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.695	08/04/2022	425,600	(2,527)	(2,020)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.820	08/04/2022	159,100	(970)	(817)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.250	08/04/2022	181,600	(908)	(615)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.367	08/04/2022	310,800	(1,943)	(1,145)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.750	08/04/2022	64,000	(300)	(310)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	100.313	08/04/2022	119,200	(373)	(854)
JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	98.516	09/07/2022	146,000	(684)	(722)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.141	09/07/2022	40,000	(150)	(263)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	101.141	09/07/2022	40,000	(100)	(166)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 07/01/2052	92.906	07/07/2022	23,800	(197)	(62)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.867	08/04/2022	73,600	(357)	(387)
MSC	Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052	91.359	09/07/2022	28,500	(192)	(142)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	92.656	08/04/2022	215,500	(1,886)	(1,595)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	97,000	(667)	(615)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.859	08/04/2022	249,300	(1,597)	(1,311)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	98.344	08/04/2022	208,100	(1,024)	(1,475)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	100.344	07/07/2022	77,000	(367)	(186)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	97.750	09/07/2022	395,200	(2,470)	(1,383)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	98.383	09/07/2022	250,000	(1,172)	(1,164)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	64,000	(245)	(534)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 07/01/2052	92.930	07/07/2022	150,000	(1,066)	(406)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	93.125	08/04/2022	221,200	(1,745)	(2,103)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 07/01/2052	96.000	07/07/2022	127,000	(665)	(300)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	97.305	07/07/2022	129,300	(808)	(25)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	138,304	(994)	(876)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.078	07/07/2022	86,700	(410)	(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.563	07/07/2022	47,000	(242)	(22)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.281	08/04/2022	41,400	(197)	(143)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.773	08/04/2022	686,000	(1,822)	(3,379)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.867	08/04/2022	429,800	(1,108)	(2,262)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	101.281	08/04/2022	41,400	(129)	(83)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2052	100.938	08/04/2022	27,900	(87)	(78)

$(29,621)	$(27,099)

Total Written Options	$(105,401)	$(205,886)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	3.013%	$90,600	$(4,512)	$(2,650)	$0	$(7,162)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	30,300	(1,453)	(1,061)	0	(2,514)
Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.503	2,200	6	(46)	0	(40)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.726	43,700	(2,009)	(988)	0	(2,997)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	8,500	(413)	(259)	0	(672)
CBK	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.303	10,000	23	114	137	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.726	37,700	(1,873)	(713)	0	(2,586)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	9,400	(338)	(442)	0	(780)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	53,100	(2,713)	(1,485)	0	(4,198)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	9,100	(406)	(313)	0	(719)
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.303	65,000	200	690	890	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	66,586	(2,922)	(2,604)	0	(5,526)
Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024	0.183	10,000	102	77	179	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.186	127,400	(5,478)	2,660	0	(2,818)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	20,000	(961)	(620)	0	(1,581)
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	4,900	(189)	(218)	0	(407)
South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.075	800	(40)	28	0	(12)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.303	10,000	15	122	137	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	76,774	(3,485)	(2,886)	0	(6,371)
Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.642	2,000	6	(58)	0	(52)
Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751	4,500	(15)	(135)	0	(150)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	424,700	(20,209)	(13,364)	0	(33,573)

$(46,664)	$(24,151)	$1,343	$(72,158)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$6,483	$(1,727)	$1,750	$23	$0

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	iBoxx USD Investment Grade Corporate Bond ETF	1,500,000	0.480% (1-Month USD-LIBOR less a specified spread)	Monthly	12/23/2022	$164,748	$0	$(288)	$0	$(288)
JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	1,000,000	0.630% (1-Month USD-LIBOR less a specified spread)	Monthly	12/23/2022	109,985	0	(37)	0	(37)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

MYC	Receive	United States Treasury Inflation Indexed Bonds	N/A	1.450%	Maturity	07/21/2022	250,000	0	(7,214)	0	(7,214)

								$0	$(7,539)	$0	$(7,539)

Total Swap Agreements								$(48,391)	$(29,940)	$1,366	$(79,697)

(p)

Securities with an aggregate market value of $426,703 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments						$0	$49,545	$569,673		$619,218
Corporate Bonds & Notes
Banking & Finance						0	8,502,698	16,722		8,519,420
Industrials						0	5,223,532	0		5,223,532
Utilities						0	1,955,507	0		1,955,507
Municipal Bonds & Notes
California						0	30,898	0		30,898
Connecticut						0	188	0		188
Florida						0	8,782	0		8,782
Georgia						0	60,202	0		60,202
Illinois						0	1,525	0		1,525
New York						0	74,087	0		74,087
Ohio						0	3,451	0		3,451
Pennsylvania						0	3,573	0		3,573
Rhode Island						0	191	0		191
Texas						0	13,962	0		13,962
West Virginia						0	19,059	0		19,059
U.S. Government Agencies						0	16,583,531	38		16,583,569
U.S. Treasury Obligations						0	8,019,514	0		8,019,514
Non-Agency Mortgage-Backed Securities						0	8,714,687	9,135		8,723,822
Asset-Backed Securities						0	8,941,875	64,851		9,006,726
Sovereign Issues						0	2,110,534	0		2,110,534
Common Stocks
Consumer Discretionary						5	0	0		5
Preferred Securities
Banking & Finance						0	64,887	0		64,887
Utilities						0	0	583,392		583,392
Real Estate Investment Trusts
Real Estate						630	0	0		630
Short-Term Instruments
Repurchase Agreements						0	5,163,858	0		5,163,858
Short-Term Notes						0	50,901	0		50,901
Argentina Treasury Bills						0	4,344	0		4,344
Israel Treasury Bills						0	630,976	0		630,976
Japan Treasury Bills						0	1,048,949	0		1,048,949
U.S. Treasury Bills						0	669,056	0		669,056
U.S. Treasury Cash Management Bills						0	96,539	0		96,539

						$635	$68,046,851	$1,243,811		$69,291,297
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$2,425,887	$0	$0		$2,425,887

Total Investments						$2,426,522	$68,046,851	$1,243,811		$71,717,184

Short Sales, at Value - Liabilities
U.S. Government Agencies						$0	$(898,113)	$0		$(898,113)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2022 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					11,033	251,070		0	262,103
Over the counter					0	492,486		0	492,486

					$11,033	$743,556		$0	$754,589
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(121,823)	(127,021)		0	(248,844)
Over the counter					0	(677,554)		0	(677,554)

					$(121,823)	$(804,575)		$0	$(926,398)

Total Financial Derivative Instruments					$(110,790)	$(61,019)		$0	$(171,809)

Totals					$2,315,732	$67,087,719		$1,243,811	$70,647,262

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$600,155	$4,586	$(14,840)	$51	$(240)	$(20,039)	$0	$0	$569,673	$(20,236)
Corporate Bonds & Notes
Banking & Finance	34,948	0	0	0	0	(811)	0	(17,415)	16,722	(825)
U.S. Government Agencies	0	0	0	0	0	0	38	0	38	0
Non-Agency Mortgage-Backed Securities	196,337	12	(4,336)	44	205	(12,558)	0	(170,569)	9,135	(723)
Asset-Backed Securities	74,594	0	(356)	0	5	(4,613)	0	(4,779)	64,851	(4,637)
Preferred Securities
Utilities	598,610	0	0	0	0	(15,218)	0	0	583,392	(15,218)

	$1,504,644	$4,598	$(19,532)	$95	$(30)	$(53,239)	$38	$(192,763)	$1,243,811	$(41,639)
Financial Derivative Instruments – Assets
Over the counter	$10	$0	$0	$0	$0	$(10)	$0	$0	$0	$0

Financial Derivative Instruments – Liabilities
Over the counter	$(11)	$0	$0	$0	$0	$11	$0	$0	$0	$0

Totals	$1,504,643	$4,598	$(19,532)	$95	$(30)	$(53,238)	$38	$(192,763)	$1,243,811	$(41,639)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$569,673	Discounted Cash Flow			Discount rate			3.584 - 6.489	5.316
Corporate Bonds & Notes
Banking & Finance		16,722	Discounted Cash Flow			Discount Rate			6.704	—
U.S. Government Agencies		38	Proxy Pricing			Base Price			100.000	—
Non-Agency Mortgage-Backed Securities		9,135	Other Valuation Techniques(3)			—			—	—
Asset-Backed Securities		64,851	Discounted Cash Flow			Discount rate			7.215	—
Preferred Securities
Utilities		583,392	Discounted Cash Flow			Discount Rate			4.871	—

Total		$1,243,811

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)								Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Total Return Fund II	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.9% ¤
CORPORATE BONDS & NOTES 35.7%
BANKING & FINANCE 12.6%
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2027	$1,500	$1,479
American Tower Corp. 3.375% due 10/15/2026	1,000	946
Aviation Capital Group LLC 3.875% due 05/01/2023	1,500	1,488
Bank of America Corp.
1.530% due 12/06/2025 •	1,700	1,584
4.125% due 01/22/2024	1,500	1,517
Boston Properties LP 2.550% due 04/01/2032	1,600	1,275
Charles Schwab Corp. 2.450% due 03/03/2027	1,600	1,493
Citigroup, Inc.
2.603% (US0003M + 1.023%) due 06/01/2024 ~	1,600	1,590
3.070% due 02/24/2028 •	1,600	1,485
3.200% due 10/21/2026	1,600	1,524
Duke Realty LP 3.250% due 06/30/2026	1,900	1,832
Empower Finance LP 1.357% due 09/17/2027	1,800	1,551
EPR Properties 4.500% due 04/01/2025	1,500	1,472
Equinix, Inc. 2.500% due 05/15/2031	1,600	1,298
Equitable Holdings, Inc. 4.350% due 04/20/2028	400	386
Ford Motor Credit Co. LLC 3.550% due 10/07/2022	1,500	1,495
Franklin Resources, Inc. 1.600% due 10/30/2030	1,500	1,178
GA Global Funding Trust 1.250% due 12/08/2023	2,000	1,921
Goldman Sachs Group, Inc.
1.757% due 01/24/2025 •	1,600	1,539
2.009% (SOFRRATE + 0.620%) due 12/06/2023 ~	1,700	1,681
2.581% (US0003M + 1.170%) due 05/15/2026 ~	1,600	1,563
2.640% due 02/24/2028 •	1,600	1,453
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,600	1,338
Healthpeak Properties, Inc. 3.500% due 07/15/2029	1,300	1,200
Intercontinental Exchange, Inc. 2.100% due 06/15/2030	1,600	1,340
JPMorgan Chase & Co.
0.697% due 03/16/2024 •	1,800	1,761
3.797% due 07/23/2024 •	1,500	1,495
Kilroy Realty LP 4.375% due 10/01/2025	1,500	1,483
Kimco Realty Corp. 3.200% due 04/01/2032	1,600	1,400
Mid-America Apartments LP
3.600% due 06/01/2027	1,800	1,732
3.950% due 03/15/2029	500	478
Morgan Stanley 2.584% (US0003M + 1.400%) due 10/24/2023 ~	1,400	1,400
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027	1,700	1,546
National Retail Properties, Inc. 3.500% due 10/15/2027	1,500	1,409
Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028	1,700	1,373
2.650% due 07/13/2022	900	900
Nuveen Finance LLC 4.125% due 11/01/2024	550	546
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,800	1,786
4.750% due 01/15/2028	1,200	1,138
Physicians Realty LP 4.300% due 03/15/2027	900	883

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2022 (Unaudited)

Progressive Corp. 2.500% due 03/15/2027	1,700	1,608
Public Storage 3.094% due 09/15/2027	1,600	1,521
Realty Income Corp.
3.950% due 08/15/2027	1,400	1,367
4.875% due 06/01/2026	1,000	1,021
Santander Holdings USA, Inc. 3.450% due 06/02/2025	1,600	1,540
SBA Tower Trust
1.884% due 07/15/2050	1,400	1,294
2.328% due 07/15/2052	1,700	1,511
STORE Capital Corp. 4.500% due 03/15/2028	300	293
UDR, Inc. 3.500% due 01/15/2028	1,600	1,513
Wells Fargo & Co.
2.393% due 06/02/2028 •	1,600	1,434
3.000% due 02/19/2025	300	294
3.550% due 09/29/2025	1,800	1,771
WP Carey, Inc. 4.250% due 10/01/2026	1,780	1,758

		71,883

INDUSTRIALS 14.3%
7-Eleven, Inc. 0.800% due 02/10/2024	1,600	1,517
American Airlines Pass-Through Trust
3.000% due 04/15/2030	896	814
3.150% due 08/15/2033	1,872	1,661
3.500% due 08/15/2033	446	372
4.000% due 01/15/2027	137	126
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	1,500	1,197
Bayer U.S. Finance LLC 4.375% due 12/15/2028	1,300	1,267
Boeing Co. 1.167% due 02/04/2023	1,600	1,582
British Airways Pass-Through Trust
2.900% due 09/15/2036	798	705
3.350% due 12/15/2030	1,019	890
Broadcom, Inc.
3.137% due 11/15/2035	1,907	1,451
3.187% due 11/15/2036	1,900	1,447
CDW LLC 4.125% due 05/01/2025	1,400	1,364
CenterPoint Energy Resources Corp. 2.111% (US0003M + 0.500%) due 03/02/2023 ~	1,093	1,090
Charter Communications Operating LLC 2.250% due 01/15/2029	1,700	1,398
Citrix Systems, Inc. 1.250% due 03/01/2026	1,600	1,550
Daimler Finance North America LLC 1.450% due 03/02/2026	1,600	1,451
Daimler Trucks Finance North America LLC
1.930% (SOFRRATE + 0.500%) due 06/14/2023 ~	700	697
2.000% due 12/14/2026	1,700	1,529
Dell International LLC
5.450% due 06/15/2023	427	431
6.020% due 06/15/2026	900	936
DR Horton, Inc. 4.375% due 09/15/2022	1,500	1,501
Electronic Arts, Inc. 1.850% due 02/15/2031	1,900	1,546
Elevance Health, Inc. 2.550% due 03/15/2031	1,600	1,383
Energy Transfer LP 4.950% due 05/15/2028	1,600	1,566
Entergy Louisiana LLC 5.400% due 11/01/2024	1,500	1,551
Expedia Group, Inc. 4.625% due 08/01/2027	1,400	1,346
Fidelity National Information Services, Inc. 1.150% due 03/01/2026	1,900	1,683
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026	1,600	1,379
Hyatt Hotels Corp. 2.563% (SOFRINDX + 1.050%) due 10/01/2023 ~	1,700	1,697
Hyundai Capital America
1.150% due 11/10/2022	1,500	1,490
5.875% due 04/07/2025	1,800	1,857
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,100	1,791
JB Hunt Transport Services, Inc. 3.300% due 08/15/2022	1,500	1,501

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2022 (Unaudited)

JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,424	1,237
KLA Corp. 4.650% due 11/01/2024	1,400	1,421
Komatsu Finance America, Inc. 2.437% due 09/11/2022	1,400	1,398
Magallanes, Inc. 4.054% due 03/15/2029	2,200	2,017
Masco Corp. 1.500% due 02/15/2028	1,600	1,344
Norfolk Southern Corp. 3.850% due 01/15/2024	1,900	1,905
NVR, Inc. 3.000% due 05/15/2030	1,600	1,380
Oracle Corp.
2.950% due 04/01/2030	1,500	1,283
3.850% due 04/01/2060	1,300	894
Orlando Health Obligated Group 3.327% due 10/01/2050	1,600	1,248
Owens Corning 3.400% due 08/15/2026	1,600	1,531
PayPal Holdings, Inc. 2.300% due 06/01/2030	1,500	1,289
Penske Truck Leasing Co. LP 4.875% due 07/11/2022	1,400	1,400
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	1,600	1,284
S&P Global, Inc. 2.700% due 03/01/2029	1,800	1,639
Southern Co. 3.700% due 04/30/2030	1,400	1,300
Spirit AeroSystems, Inc.
3.950% due 06/15/2023	1,100	1,033
4.600% due 06/15/2028	1,000	740
Sprint Spectrum Co. LLC 5.152% due 09/20/2029	900	908
Thermo Fisher Scientific, Inc. 1.750% due 10/15/2028	1,700	1,488
U.S. Airways Pass-Through Trust 5.900% due 04/01/2026	553	552
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,729	1,480
3.100% due 01/07/2030	1,068	977
4.150% due 02/25/2033	1,035	976
VMware, Inc. 1.800% due 08/15/2028	1,800	1,497
Volkswagen Group of America Finance LLC
2.700% due 09/26/2022	1,400	1,398
3.350% due 05/13/2025	1,900	1,838
Walt Disney Co. 2.650% due 01/13/2031	1,000	881
Wynn Las Vegas LLC 5.500% due 03/01/2025	1,500	1,375

		81,479

UTILITIES 8.8%
Alabama Power Co. 1.450% due 09/15/2030	1,100	894
Ameren Illinois Co. 1.550% due 11/15/2030	1,500	1,222
American Water Capital Corp. 3.450% due 06/01/2029	1,490	1,403
Appalachian Power Co. 2.700% due 04/01/2031	1,600	1,382
AT&T, Inc. 2.750% due 06/01/2031	1,800	1,556
Atmos Energy Corp. 0.625% due 03/09/2023	1,200	1,179
Avangrid, Inc.
3.150% due 12/01/2024	1,500	1,466
3.800% due 06/01/2029	1,600	1,498
Boston Gas Co. 3.001% due 08/01/2029	1,400	1,244
DTE Electric Co. 1.900% due 04/01/2028	2,000	1,784
Duke Energy Carolinas LLC 2.550% due 04/15/2031	1,600	1,401
Exelon Corp. 2.750% due 03/15/2027	1,680	1,572
Florida Power & Light Co. 3.700% due 12/01/2047	1,300	1,146
Georgia Power Co. 3.250% due 03/15/2051	1,500	1,105
Massachusetts Electric Co. 1.729% due 11/24/2030	1,500	1,191

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2022 (Unaudited)

Metropolitan Edison Co. 4.300% due 01/15/2029	1,400	1,380
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	1,400	1,375
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031	1,200	937
New York State Electric & Gas Corp. 2.150% due 10/01/2031	1,700	1,405
NextEra Energy Capital Holdings, Inc.
1.775% (US0003M + 0.270%) due 02/22/2023 ~	1,600	1,590
3.550% due 05/01/2027	1,500	1,450
Northern States Power Co. 2.250% due 04/01/2031	1,600	1,401
Pacific Gas & Electric Co.
1.700% due 11/15/2023	1,700	1,639
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~	1,700	1,693
4.400% due 03/01/2032	1,700	1,478
4.550% due 07/01/2030	1,500	1,334
San Diego Gas & Electric Co.
2.950% due 08/15/2051	1,700	1,257
3.600% due 09/01/2023	1,300	1,309
Southern California Edison Co.
2.250% due 06/01/2030	1,500	1,261
3.700% due 08/01/2025	1,600	1,575
4.700% due 06/01/2027	1,500	1,504
Southwest Gas Corp. 4.050% due 03/15/2032	1,800	1,635
Southwestern Electric Power Co. 4.100% due 09/15/2028	1,400	1,354
Tampa Electric Co. 2.600% due 09/15/2022	1,300	1,299
Verizon Communications, Inc. 2.355% due 03/15/2032	1,846	1,532
Virginia Electric & Power Co. 3.750% due 05/15/2027	1,500	1,486

		49,937

Total Corporate Bonds & Notes (Cost $223,993)		203,299

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.2%
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	1,100	1,049

ILLINOIS 0.2%
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 3.057% due 01/01/2034	1,400	1,224

LOUISIANA 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds, Series 2022 4.145% due 02/01/2033	1,400	1,402

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 2.551% due 06/15/2023	500	495

NEW YORK 0.2%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.115% due 03/15/2025	1,400	1,313

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009 2.084% (US0003M) due 07/25/2029 ~	223	222

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 2.046% due 11/01/2029	1,200	1,043

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	872

Total Municipal Bonds & Notes (Cost $8,287)		7,620

U.S. GOVERNMENT AGENCIES 42.1%
Fannie Mae
1.066% (US0001M + 0.060%) due 12/25/2036 ~	48	47
1.524% due 07/01/2044 •	32	32
1.676% due 01/01/2035 •	79	80

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2022 (Unaudited)

1.957% due 09/01/2035 •	8	8
2.074% due 05/25/2023 •	1	1
2.084% due 05/25/2035 ~	31	31
2.352% due 05/01/2038 •	352	363
2.771% due 04/01/2041 •	4	4
4.898% due 12/25/2042 ~	166	166
6.500% due 06/25/2044	38	40
Federal Home Loan Bank 0.960% due 03/05/2026	12,500	11,516
Freddie Mac
0.650% due 10/22/2025	6,100	5,600
0.800% due 10/28/2026	6,100	5,482
1.524% due 02/25/2045 •	57	59
2.074% due 08/15/2036 •	377	382
2.375% due 12/01/2022 •	4	4
2.783% due 07/01/2030 •	7	7
4.000% due 04/01/2024 - 04/01/2048	741	747
4.500% due 02/01/2029	56	56
5.000% due 12/01/2039 - 07/01/2040	41	43
5.500% due 12/01/2036 - 07/01/2039	364	391
6.000% due 11/01/2029 - 09/01/2038	1,230	1,345
7.500% due 01/15/2023	16	16
8.000% due 11/01/2025 - 06/15/2030	91	102
Ginnie Mae
0.898% due 06/20/2065 •	1,846	1,833
1.117% due 11/20/2067 •	1,166	1,157
1.263% due 02/20/2067 •	610	605
1.318% (US0001M + 0.515%) due 10/20/2062 ~	2,113	2,095
1.403% due 07/20/2065 - 10/20/2065 •	3,024	3,003
1.453% due 11/20/2065 •	432	430
1.553% (US0001M + 0.750%) due 08/20/2066 ~	1,084	1,081
1.603% due 05/20/2066 - 07/20/2066 •	3,749	3,738
1.625% (H15T1Y + 1.500%) due 09/20/2025 ~	24	24
1.625% due 07/20/2027 - 07/20/2030 •	54	54
1.703% (US0001M + 0.900%) due 04/20/2066 ~	378	377
1.723% due 07/20/2065 •	2,179	2,178
1.750% due 12/20/2029 •	64	64
1.875% (H15T1Y + 1.500%) due 06/20/2023 ~	4	4
1.875% due 05/20/2027 - 06/20/2027 •	31	31
2.000% (H15T1Y + 1.500%) due 09/20/2024 ~	5	5
2.000% due 07/20/2027 •	61	61
2.383% due 07/20/2062 ~	1,327	1,323
2.625% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	35	36
2.625% due 02/20/2027 •	14	14
4.000% due 09/15/2049 - 02/15/2050	231	233
4.500% due 04/20/2048 - 05/20/2048	764	783
5.000% due 07/15/2034 - 07/20/2049	2,530	2,643
8.000% due 12/15/2022 - 08/15/2024	1	1
Tennessee Valley Authority STRIPS 1.500% due 09/15/2031	1,700	1,447
Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 04/01/2052	28,859	26,941
3.500% due 06/01/2024 - 05/01/2035	9,856	9,848
4.000% due 08/01/2025 - 06/01/2049	970	977
4.500% due 05/01/2023 - 12/01/2040	285	293
5.500% due 01/01/2025 - 02/01/2040	982	1,047
6.000% due 04/01/2023 - 01/01/2039	962	1,048
6.500% due 07/01/2031 - 10/01/2037	6	7
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2052 - 08/01/2052	59,200	55,149
3.500% due 07/01/2052 - 08/01/2052	98,600	94,771
4.000% due 07/01/2052	500	493

Total U.S. Government Agencies (Cost $246,812)		240,316

U.S. TREASURY OBLIGATIONS 11.4%
U.S. Treasury Bonds
1.375% due 11/15/2040	18,900	13,619
1.375% due 08/15/2050	8,900	5,862
1.625% due 11/15/2050	8,400	5,912
1.875% due 02/15/2041	1,100	863
1.875% due 11/15/2051	1,200	901
2.000% due 11/15/2041	1,100	874
2.000% due 02/15/2050	1,000	775
2.250% due 05/15/2041	6,300	5,260
2.375% due 02/15/2042	1,700	1,442
2.500% due 02/15/2045	900	764
2.750% due 11/15/2042 (h)	700	628
2.875% due 05/15/2043 (f)	1,800	1,643
2.875% due 08/15/2045	500	455
2.875% due 05/15/2049	700	653
3.000% due 05/15/2042	400	375
3.000% due 05/15/2045	14,700	13,647
3.125% due 02/15/2043 (f)	2,400	2,282
3.125% due 08/15/2044	1,200	1,138
3.250% due 05/15/2042	1,300	1,269

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2022 (Unaudited)

3.375% due 05/15/2044 (h)	500	494
3.625% due 08/15/2043	2,100	2,157
3.625% due 02/15/2044	1,500	1,540
3.750% due 11/15/2043	1,300	1,361
U.S. Treasury Notes
2.875% due 05/15/2032	1,200	1,187

Total U.S. Treasury Obligations (Cost $84,562)		65,101

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.4%
American Home Mortgage Investment Trust 4.086% (US0006M + 2.000%) due 02/25/2045 ~	1	1
Ashford Hospitality Trust 2.325% (US0001M + 1.000%) due 06/15/2035 ~	1,800	1,747
BAMLL Commercial Mortgage Securities Trust 2.374% due 09/15/2038 •	1,800	1,744
Banc of America Funding Trust 2.966% due 05/25/2035 ~	134	131
BANK 3.507% due 03/15/2064 ~	1,500	1,402
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033	4,600	4,453
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	1,661	1,490
Bear Stearns Adjustable Rate Mortgage Trust
2.282% due 01/25/2035 ~	257	262
2.512% due 04/25/2033 ~	26	26
3.383% due 02/25/2036 ^~	96	86
Bear Stearns ALT-A Trust
2.752% due 05/25/2035 ~	569	548
3.074% due 09/25/2035 ^~	103	68
BSST Mortgage Trust 2.579% (TSFR1M + 1.300%) due 02/15/2037 ~	1,600	1,556
BWAY Mortgage Trust 2.574% due 09/15/2036 •	1,800	1,734
BX Commercial Mortgage Trust 2.054% due 10/15/2036 •	1,700	1,619
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.854% due 10/25/2035 •	207	196
Citigroup Commercial Mortgage Trust 2.504% due 10/15/2036 •	1,700	1,633
Citigroup Mortgage Loan Trust 2.470% due 10/25/2035 •	39	38
Citigroup Mortgage Loan Trust, Inc. 3.790% due 09/25/2035 •	196	192
Colony Mortgage Capital Ltd. 2.453% due 11/15/2038 •	1,700	1,648
Countrywide Home Loan Mortgage Pass-Through Trust
1.985% due 02/20/2036 ^•	66	55
2.520% due 02/20/2035 ~	1	1
Credit Suisse Commercial Mortgage Trust 2.291% due 06/15/2034 •	1,079	1,047
Credit Suisse First Boston Mortgage Securities Corp.
2.538% due 09/25/2033 ~	630	638
5.021% due 06/25/2032 ~	35	35
Credit Suisse Mortgage Capital Trust
2.215% due 11/25/2061 ~	1,102	1,058
2.725% due 07/15/2038 •	1,900	1,831
3.000% due 11/25/2056 ~	1,462	1,308
CRSNT Commercial Mortgage Trust 2.150% due 04/15/2036 •	1,500	1,449
DBGS Mortgage Trust 2.119% due 06/15/2033 •	2,000	1,932
DOLP Trust 2.956% due 05/10/2041	1,900	1,668
Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~	4,572	4,464
GCAT Trust 3.000% due 07/25/2043 ~	1,571	1,401
GCT Commercial Mortgage Trust 2.124% due 02/15/2038 •	1,900	1,842
GS Mortgage Securities Trust
2.039% due 11/10/2045 ~(a)	605	0
3.621% due 10/10/2035	1,400	1,348
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~	1,478	1,264
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	1,492	1,282
3.000% due 08/26/2052 ~	1,956	1,741
HomeBanc Mortgage Trust 2.124% due 03/25/2035 •	1,154	991
Hundred Acre Wood Trust 1.776% (SOFR30A + 0.850%) due 10/25/2051 ~	1,470	1,375
IndyMac Adjustable Rate Mortgage Trust 1.544% due 01/25/2032 ~	3	3

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2022 (Unaudited)

IndyMac INDX Mortgage Loan Trust 2.916% due 11/25/2035 ^~	601	550
JP Morgan Chase Commercial Mortgage Securities Trust
2.710% due 06/15/2035 •	1,454	1,417
2.774% (US0001M + 1.450%) due 12/15/2031 ~	901	893
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	1,636	1,393
2.904% due 07/25/2035 ~	65	65
3.000% due 01/25/2052 ~	1,545	1,408
3.000% due 03/25/2052 ~	1,628	1,492
3.500% due 09/25/2052 ~	1,688	1,565
JPMBB Commercial Mortgage Securities Trust 3.358% due 11/15/2048	1,906	1,885
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044	1,700	1,405
LUXE Commercial Mortgage Trust 2.374% due 10/15/2038 •	1,700	1,640
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,500	1,322
MFA Trust 1.479% due 03/25/2065 ~	598	580
Morgan Stanley Bank of America Merrill Lynch Trust 3.557% due 12/15/2047	1,127	1,118
Morgan Stanley Capital Trust
2.493% due 12/15/2023 •	1,700	1,640
3.436% due 12/15/2049	1,985	1,948
Morgan Stanley Mortgage Loan Trust 2.535% due 06/25/2036 ~	1,220	1,204
Natixis Commercial Mortgage Securities Trust 2.274% due 08/15/2038 •	1,700	1,639
NYO Commercial Mortgage Trust 2.420% due 11/15/2038 •	1,700	1,629
OBX Trust
2.500% due 10/25/2051 ~	1,567	1,341
3.000% due 02/25/2052 ~	1,550	1,378
One New York Plaza Trust 2.274% due 01/15/2036 •	1,500	1,455
Prime Mortgage Trust 2.024% (US0001M + 0.400%) due 02/25/2034 ~	34	34
Ready Capital Mortgage Financing LLC 2.598% due 01/25/2037 •	1,600	1,544
Residential Funding Mortgage Securities, Inc. Trust 4.850% due 02/25/2036 ^~	76	65
Sequoia Mortgage Trust 2.235% due 04/19/2027 •	158	152
SFO Commercial Mortgage Trust 2.474% due 05/15/2038 •	1,000	957
SREIT Trust 2.024% due 10/15/2038 •	1,700	1,617
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	359	351
Structured Asset Mortgage Investments Trust 2.255% due 09/19/2032 •	37	35
Tharaldson Hotel Portfolio Trust 2.170% (US0001M + 1.050%) due 11/11/2034 ~	810	787
Towd Point HE Trust 0.918% due 02/25/2063 ~	815	778
UWM Mortgage Trust
1.876% due 11/25/2051 •	1,613	1,515
1.926% (SOFR30A + 1.000%) due 09/25/2051 ~	1,582	1,492
2.500% due 11/25/2051 ~	2,182	1,878
2.500% due 12/25/2051 ~	1,526	1,315
3.000% due 01/25/2052 ~	1,737	1,549
VASA Trust 2.224% due 07/15/2039 •	1,900	1,818
WaMu Mortgage Pass-Through Certificates Trust 2.204% due 10/25/2045 •	101	97
Wells Fargo Commercial Mortgage Trust 3.874% due 06/15/2036 ~	1,500	1,397

Total Non-Agency Mortgage-Backed Securities (Cost $99,202)		93,655

ASSET-BACKED SECURITIES 5.6%
BDS Ltd. 3.307% due 03/19/2039 •	3,100	3,072
Carvana Auto Receivables Trust
1.218% due 04/12/2023	506	506
2.570% due 05/12/2025	1,500	1,487
EMC Mortgage Loan Trust 2.364% due 05/25/2040 •	333	310
Flagship Credit Auto Trust 4.030% due 12/15/2026	1,400	1,390
Fremont Home Loan Trust 1.684% (US0001M + 0.060%) due 01/25/2037 ~	42	20
FS Rialto Issuer LLC 2.692% (SOFR30A + 1.900%) due 01/19/2039 ~	1,900	1,865

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2022 (Unaudited)

GLS Auto Receivables Issuer Trust 1.980% due 08/15/2025	1,323	1,308
GM Financial Consumer Automobile Receivables Trust 2.520% due 05/16/2025	1,600	1,587
Home Equity Asset Trust 2.524% due 11/25/2034 •	119	119
Lendmark Funding Trust 1.900% due 11/20/2031	1,700	1,478
Mariner Finance Issuance Trust 1.860% due 03/20/2036	1,700	1,506
MASTR Asset-Backed Securities Trust 2.314% due 03/25/2035 •	541	541
MF1 Ltd. 2.960% due 06/19/2037 •	2,900	2,846
Morgan Stanley IXIS Real Estate Capital Trust 1.674% due 11/25/2036 •	13	5
Mosaic Solar Loan Trust 2.640% due 01/20/2053	1,548	1,397
Navient Private Education Loan Trust 2.774% due 07/16/2040 •	1,528	1,523
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.869% (US0001M + 1.245%) due 01/25/2036 ~	222	220
Residential Asset Securities Corp. Trust 2.044% (US0001M + 0.280%) due 06/25/2036 ~	316	314
SBA Tower Trust 3.869% due 10/15/2049 þ	1,900	1,871
Securitized Asset-Backed Receivables LLC Trust 1.744% (US0001M + 0.120%) due 12/25/2036 ^~	587	167
SLM Student Loan Trust 1.334% due 10/25/2029 •	385	381
Structured Asset Investment Loan Trust
2.524% due 09/25/2034 •	175	171
2.749% (US0001M + 1.125%) due 07/25/2033 ~	1,404	1,378
Sunrun Demeter Issuer 2.270% due 01/30/2057	1,667	1,401
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	1,961	1,904
VMC Finance LLC 2.692% (SOFR30A + 1.900%) due 02/18/2039 ~	3,300	3,246

Total Asset-Backed Securities (Cost $33,381)		32,013

SHORT-TERM INSTRUMENTS 5.4%
REPURCHASE AGREEMENTS (d) 5.0%		28,379

U.S. TREASURY BILLS 0.4%
0.901% due 07/28/2022 (b)(c)(h)	2,200	2,198

Total Short-Term Instruments (Cost $30,577)		30,577

Total Investments in Securities (Cost $726,814)		672,581

	SHARES
INVESTMENTS IN AFFILIATES 7.9%
SHORT-TERM INSTRUMENTS 7.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%
PIMCO Short Asset Portfolio	1,717,726	16,796
PIMCO Short-Term Floating NAV Portfolio III	2,881,325	27,960

Total Short-Term Instruments (Cost $45,135)		44,756

Total Investments in Affiliates (Cost $45,135)		44,756

Total Investments 125.8% (Cost $771,949)		$717,337
Financial Derivative Instruments (e)(g) (0.1)%(Cost or Premiums, net $976)		(420)
Other Assets and Liabilities, net (25.7)%		(146,643)

Net Assets 100.0%		$570,274

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Coupon represents a weighted average yield to maturity.
(c)								Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$4,179	U.S. Treasury Notes 3.000% due 06/30/2024			$(4,263)	$4,179	$4,179
JPS	1.400	06/30/2022	07/01/2022	24,200	U.S. Treasury Bonds 2.000% due 08/15/2051			(24,806)	24,200	24,201

Total Repurchase Agreements								$(29,069)	$28,379	$28,380

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (9.0)%
Uniform Mortgage-Backed Security, TBA						2.000%	08/01/2052	$2,800	$(2,428)	$(2,428)
Uniform Mortgage-Backed Security, TBA						2.500	07/01/2052	300	(275)	(270)
Uniform Mortgage-Backed Security, TBA						2.500	08/01/2052	6,500	(5,842)	(5,841)
Uniform Mortgage-Backed Security, TBA						3.500	07/01/2052	44,200	(42,281)	(42,518)

Total Short Sales (9.0)%									$(50,826)	$(51,057)

(1)								Includes accrued interest.
(e)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar December 2023 Futures					$96.500	12/18/2023	153	$383	$(174)	$(223)

Total Written Options									$(174)	$(223)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2022	224	$26,551		$489	$227	$0
U.S. Treasury 10-Year Ultra September Futures				09/2022	17	2,165		(15)	23	0

								$474	$250	$0

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2022	255	$(53,554)	$152		$0	$(143)
U.S. Treasury 5-Year Note September Futures				09/2022	51	(5,725)	25		0	(36)
U.S. Treasury 30-Year Bond September Futures				09/2022	22	(3,050)	22		0	(37)

							$199		$0	$(216)

Total Futures Contracts							$673		$250	$(216)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.952%	$1,600	$20	$(19)	$1	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2023	1.520	1,700	8	(16)	(8)	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2026	2.327	1,800	(9)	(75)	(84)	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	1,800	(12)	(90)	(102)	0	(2)
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.587	1,700	12	(8)	4	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	1.530	1,800	12	(47)	(35)	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700	1,700	23	(71)	(48)	0	(2)
General Motors Co.	5.000	Quarterly	12/20/2026	2.634	1,700	338	(177)	161	0	(2)
Hess Corp.	1.000	Quarterly	12/20/2026	1.797	1,600	(17)	(34)	(51)	0	(3)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.198	1,700	39	(52)	(13)	0	(2)

						$414	$(589)	$(175)	$0	$(16)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
									Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-38 5-Year Index		(1.000)%	Quarterly	06/20/2027	$26,300	$(24)	$24	$0	$5	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 5-Year Index		1.000%	Quarterly	12/20/2025	$100	$2	$(1)	$1	$0	$0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026	1,700	42	(34)	8	0	(1)
CDX.IG-37 5-Year Index		1.000	Quarterly	12/20/2026	1,600	36	(32)	4	0	0

						$80	$(67)	$13	$0	$(1)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day USD-SOFR Compounded-OIS	1.320%	Annual	12/21/2023	$13,500	$(75)	$(185)	$(260)	$18	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.200	Annual	06/15/2024	10,900	(20)	(142)	(162)	26	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.530	Annual	06/21/2024	60,600	13	293	306	87	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.130	Annual	06/21/2025	63,500	14	305	319	101	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	5,200	(18)	(209)	(227)	29	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	10,900	(41)	(275)	(316)	62	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	11,800	2,326	(205)	2,121	0	(107)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2022 (Unaudited)

Pay(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023	55,700	(1,024)	(247)	(1,271)	73	0

$1,175	$(665)	$510	$396	$(107)

Total Swap Agreements	$1,645	$(1,297)	$348	$401	$(124)

(f)	Securities with an aggregate market value of $3,881 and cash of $4,499 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin liability of $(23) for closed futures is outstanding at period end.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.851%	08/04/2022	1,600	$17	$19

Total Purchased Options	$17	$19

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697%	04/02/2024	6,300	$(50)	$(46)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	6,300	(50)	(41)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	08/25/2022	2,600	(13)	(5)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	08/25/2022	2,600	(13)	(25)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	09/07/2022	2,500	(16)	(17)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	09/07/2022	2,500	(16)	(19)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.310	08/19/2022	2,300	(20)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	08/19/2022	2,300	(20)	(22)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	4,800	(31)	(37)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	4,800	(31)	(25)

$(260)	$(243)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	$99.141	07/07/2022	2,400	$(16)	$(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.625	08/04/2022	4,200	(24)	(19)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2022 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.695	08/04/2022	2,900	(17)	(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.820	08/04/2022	2,900	(18)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.367	08/04/2022	4,400	(27)	(16)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.750	08/04/2022	3,200	(15)	(15)
JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	3,500	(13)	(29)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.766	08/04/2022	5,800	(15)	(28)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.828	08/04/2022	1,500	(4)	(8)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	92.656	08/04/2022	5,800	(51)	(43)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	93.098	08/04/2022	3,400	(27)	(32)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	97.859	08/04/2022	2,300	(15)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	98.344	08/04/2022	2,100	(10)	(15)

$(252)	$(261)

Total Written Options	$(512)	$(504)

(h)

Securities with an aggregate market value of $977 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$71,883	$0	$71,883
Industrials	0	81,479	0	81,479
Utilities	0	49,937	0	49,937
Municipal Bonds & Notes
California	0	1,049	0	1,049
Illinois	0	1,224	0	1,224
Louisiana	0	1,402	0	1,402
New Jersey	0	495	0	495
New York	0	1,313	0	1,313
Pennsylvania	0	222	0	222
Texas	0	1,043	0	1,043
West Virginia	0	872	0	872
U.S. Government Agencies	0	240,316	0	240,316
U.S. Treasury Obligations	0	65,101	0	65,101
Non-Agency Mortgage-Backed Securities	0	93,655	0	93,655
Asset-Backed Securities	0	32,013	0	32,013
Short-Term Instruments
Repurchase Agreements	0	28,379	0	28,379
U.S. Treasury Bills	0	2,198	0	2,198

$0	$672,581	$0	$672,581
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$44,756	$0	$0	$44,756

Total Investments	$44,756	$672,581	$0	$717,337

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(51,057)	$0	$(51,057)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	651	0	651
Over the counter	0	19	0	19

$0	$670	$0	$670
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(563)	0	(563)
Over the counter	0	(504)	0	(504)

$0	$(1,067)	$0	$(1,067)

Total Financial Derivative Instruments	$0	$(397)	$0	$(397)

Totals	$44,756	$621,127	$0	$665,883

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Total Return Fund IV	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.2% ¤
CORPORATE BONDS & NOTES 38.2%
BANKING & FINANCE 16.4%
Agree LP 2.900% due 10/01/2030		$1,100	$935
AIA Group Ltd. 3.125% due 03/13/2023		3,000	2,998
Aon Corp. 2.800% due 05/15/2030		1,100	963
Aviation Capital Group LLC 5.500% due 12/15/2024		1,000	992
Avolon Holdings Funding Ltd. 2.125% due 02/21/2026		1,200	1,039
Bank of America Corp. 3.841% due 04/25/2025 •		800	797
BNP Paribas SA 2.871% due 04/19/2032 •		1,200	993
BNZ International Funding Ltd. 2.650% due 11/03/2022		800	800
Boston Properties LP 2.450% due 10/01/2033		900	692
Brandywine Operating Partnership LP 3.950% due 02/15/2023		900	898
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		1,200	1,089
Citigroup, Inc. 3.527% (US0003M + 1.250%) due 07/01/2026 ~		1,000	980

Credit Suisse AG 3.700% due 02/21/2025		1,000	978
Danske Bank AS 1.621% due 09/11/2026 •		1,200	1,075
Deutsche Bank AG
3.300% due 11/16/2022		2,900	2,900
3.961% due 11/26/2025 •		2,800	2,708
EPR Properties 4.500% due 04/01/2025		1,400	1,374
Equinix, Inc. 2.500% due 05/15/2031		1,200	973
Fidelity National Financial, Inc. 5.500% due 09/01/2022		1,000	1,004
GA Global Funding Trust 1.250% due 12/08/2023		1,000	960
Globe Life, Inc. 2.150% due 08/15/2030		1,000	818
Goldman Sachs Group, Inc. 2.988% (US0003M + 1.750%) due 10/28/2027 ~		900	890
Host Hotels & Resorts LP 3.875% due 04/01/2024		2,900	2,867
Hudson Pacific Properties LP 4.650% due 04/01/2029		1,100	1,057
ING Groep NV 4.017% due 03/28/2028 •		800	763
JPMorgan Chase & Co. 1.578% due 04/22/2027 •		1,200	1,070
LeasePlan Corp. NV 2.875% due 10/24/2024		1,200	1,150
Lloyds Banking Group PLC 4.000% due 03/07/2025	AUD	2,100	1,410
Mid-America Apartments LP 4.200% due 06/15/2028		$700	686
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		900	818
Nissan Motor Acceptance Co. LLC 2.600% due 09/28/2022		1,200	1,194
Norinchukin Bank 2.080% due 09/22/2031		1,000	816
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		289	290
5.250% due 01/15/2026		1,400	1,388
Piedmont Operating Partnership LP 3.150% due 08/15/2030		1,200	999
Public Storage 0.500% due 09/09/2030	EUR	800	658

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2022 (Unaudited)

SBA Tower Trust 2.328% due 07/15/2052	$900	800
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	1,700	1,700
Societe Generale SA 1.792% due 06/09/2027 •	1,200	1,049
Standard Chartered PLC
0.991% due 01/12/2025 •	1,200	1,134
3.971% due 03/30/2026 •	800	782
Stifel Financial Corp. 4.000% due 05/15/2030	1,300	1,209
Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028	900	764
2.472% due 01/14/2029	900	785
Wells Fargo & Co. 3.526% due 03/24/2028 •	800	758

		51,003

INDUSTRIALS 12.3%
7-Eleven, Inc. 1.800% due 02/10/2031	1,200	938
American Airlines Pass-Through Trust
3.200% due 12/15/2029	890	816
3.500% due 08/15/2033	1,159	968
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	800	638
Bayer U.S. Finance LLC 4.375% due 12/15/2028	1,200	1,170
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	900	655
Boardwalk Pipelines LP 3.400% due 02/15/2031	700	598
Broadcom, Inc. 3.469% due 04/15/2034	1,200	978
CGI, Inc. 1.450% due 09/14/2026	1,000	884
Citrix Systems, Inc. 1.250% due 03/01/2026	1,200	1,163
Daimler Trucks Finance North America LLC 1.125% due 12/14/2023	1,000	961
Dell International LLC 5.450% due 06/15/2023	373	377
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029	1,056	923
Electronic Arts, Inc. 1.850% due 02/15/2031	1,400	1,139
Elevance Health, Inc. 2.550% due 03/15/2031	1,200	1,037
Expedia Group, Inc. 3.250% due 02/15/2030	1,100	918
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026	1,200	1,034
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	800	748
Hyundai Capital America
1.000% due 09/17/2024	450	418
5.875% due 04/07/2025	800	825
Imperial Brands Finance PLC 3.125% due 07/26/2024	1,500	1,454
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	1,600	1,365
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,335	1,160
Magallanes, Inc. 3.755% due 03/15/2027	900	845
Masco Corp. 1.500% due 02/15/2028	1,200	1,008
Motorola Solutions, Inc. 2.300% due 11/15/2030	1,200	940
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	1,100	1,011
4.810% due 09/17/2030	800	711
NVR, Inc. 3.000% due 05/15/2030	1,100	949
Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/01/2022 (d)(e)	937	4
Orlando Health Obligated Group 3.327% due 10/01/2050	800	624
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	1,200	963
Southern Co. 3.700% due 04/30/2030	1,000	929
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	1,100	814

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2022 (Unaudited)

Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	1,685	1,616
T-Mobile USA, Inc. 3.400% due 10/15/2052	900	667
United Airlines Pass-Through Trust 2.700% due 11/01/2033	1,092	934
VMware, Inc. 1.800% due 08/15/2028	1,000	831
Walt Disney Co. 2.650% due 01/13/2031	900	793
Wipro IT Services LLC 1.500% due 06/23/2026	1,200	1,079
Wynn Las Vegas LLC 5.500% due 03/01/2025	2,400	2,201

		38,086

UTILITIES 9.5%
Appalachian Power Co. 2.700% due 04/01/2031	1,200	1,037
Arizona Public Service Co. 2.200% due 12/15/2031	1,000	810
AT&T, Inc. 2.750% due 06/01/2031	1,300	1,124
Atmos Energy Corp. 1.500% due 01/15/2031	1,400	1,121
Boston Gas Co. 3.001% due 08/01/2029	1,200	1,067
Duke Energy Carolinas LLC 2.550% due 04/15/2031	1,200	1,051
Enel Finance International NV
1.375% due 07/12/2026	1,000	879
2.250% due 07/12/2031	1,000	786
Entergy Corp. 2.950% due 09/01/2026	2,700	2,563
Georgia Power Co. 3.250% due 03/15/2051	1,100	810
MidAmerican Energy Co. 2.700% due 08/01/2052	1,000	721
Monongahela Power Co. 3.550% due 05/15/2027	2,800	2,666
New York State Electric & Gas Corp.
1.950% due 10/01/2030	1,200	998
2.150% due 10/01/2031	900	744
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030	1,300	1,093
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)	1,439	887
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	56	54
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)	2,290	572
Public Service Co. of Oklahoma 2.200% due 08/15/2031	900	751
Rio Oil Finance Trust
9.250% due 07/06/2024	323	335
9.750% due 01/06/2027	2,223	2,371
San Diego Gas & Electric Co. 1.700% due 10/01/2030	1,200	986
SGSP Australia Assets Pty. Ltd. 3.250% due 07/29/2026	1,500	1,439
Southern California Edison Co.
2.250% due 06/01/2030	1,400	1,177
4.700% due 06/01/2027	800	802
Southwestern Electric Power Co. 4.100% due 09/15/2028	1,000	967
Verizon Communications, Inc.
2.550% due 03/21/2031	1,400	1,198
2.850% due 09/03/2041	900	676

		29,685

Total Corporate Bonds & Notes (Cost $134,433)		118,774

MUNICIPAL BONDS & NOTES 1.2%
LOUISIANA 0.3%
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds, Series 2022 4.145% due 02/01/2033	800	801

NEW YORK 0.3%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.115% due 03/15/2025	1,100	1,031

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2022 (Unaudited)

TEXAS 0.3%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 4.507% due 11/01/2051		1,000	975

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031		1,000	872

Total Municipal Bonds & Notes (Cost $3,900)			3,679

U.S. GOVERNMENT AGENCIES 35.3%
Fannie Mae
2.352% due 05/01/2038 •		600	618
2.526% due 02/25/2033 •		2,272	2,016
2.722% due 01/01/2036 •		1,069	1,108
3.000% due 10/25/2040		694	675
Freddie Mac
5.000% due 03/01/2024 - 12/01/2038		341	357
5.500% due 04/01/2038		105	113
Ginnie Mae
0.000% due 11/20/2039 (a)(d)		2,643	2,364
1.253% due 04/20/2065 •		388	385
1.263% due 02/20/2067 •		1,504	1,492
1.273% (US0001M + 0.470%) due 06/20/2067 ~		221	219
1.412% (US0001M + 0.350%) due 05/20/2047 ~		678	676
1.423% (US0001M + 0.620%) due 09/20/2065 ~		1,590	1,579
1.553% (US0001M + 0.750%) due 08/20/2066 ~		2,055	2,047
1.553% due 08/20/2067 •		1,225	1,220
1.603% due 05/20/2066 - 06/20/2066 •		3,744	3,731
3.000% due 11/15/2049		686	648
3.379% (US0012M + 0.750%) due 06/20/2067 ~		2,417	2,410
4.000% due 09/15/2049		427	430
5.000% due 05/15/2047 - 09/15/2047		95	99
Uniform Mortgage-Backed Security
3.000% due 06/01/2029		35	35
3.500% due 03/01/2048		83	81
4.000% due 11/01/2047		3,165	3,172
4.500% due 02/01/2031 - 07/01/2042		118	120
5.500% due 02/01/2036 - 05/01/2036		46	50
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2052 - 08/01/2052		1,000	899
3.000% due 07/01/2052 - 08/01/2052		44,300	41,253
3.500% due 07/01/2052 - 08/01/2052		26,314	25,299
4.000% due 07/01/2052		11,900	11,738
4.500% due 08/01/2052		5,000	5,010

Total U.S. Government Agencies (Cost $110,799)			109,844

U.S. TREASURY OBLIGATIONS 9.7%
U.S. Treasury Bonds
1.375% due 11/15/2040		11,100	7,999
1.375% due 08/15/2050		3,500	2,306
1.625% due 11/15/2050		200	141
1.875% due 11/15/2051		1,000	751
2.375% due 02/15/2042		500	424
2.500% due 02/15/2045		8,000	6,791
2.750% due 08/15/2042		400	359
2.875% due 05/15/2049		2,800	2,612
3.125% due 02/15/2043 (h)		1,930	1,835
3.125% due 08/15/2044		4,700	4,456
3.750% due 11/15/2043 (h)		2,500	2,617

Total U.S. Treasury Obligations (Cost $37,055)			30,291

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.0%
Alba PLC 1.059% (SONIO/N + 0.289%) due 03/17/2039 ~	GBP	2,530	2,976
Ashford Hospitality Trust 2.325% (US0001M + 1.000%) due 06/15/2035 ~		$3,000	2,911
Banc of America Funding Trust 2.966% due 05/25/2035 ~		682	670
Bear Stearns Adjustable Rate Mortgage Trust 2.548% due 02/25/2033 ~		16	16
CD Mortgage Trust 3.348% due 11/10/2049		2,045	2,008
Chase Mortgage Finance Trust 2.448% due 02/25/2037 ~		7	7
Credit Suisse First Boston Mortgage Securities Corp. 2.538% due 09/25/2033 ~		2	2
Eurohome UK Mortgages PLC 1.739% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	1,454	1,725
Eurosail PLC
2.540% (BP0003M + 0.950%) due 06/13/2045 ~		6,110	7,330

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2022 (Unaudited)

2.540% due 06/13/2045 •		1,173	1,416
FirstMac Mortgage Funding Trust
1.860% due 03/08/2049 •	AUD	780	538
2.110% due 03/08/2049 •		1,500	1,035
Great Hall Mortgages PLC 2.193% due 06/18/2039 •		$1,009	990
GS Mortgage Securities Trust 3.278% due 11/10/2049 ~		3,077	3,032
GSR Mortgage Loan Trust 2.568% due 01/25/2035 ~		213	201
Hawksmoor Mortgages 1.703% due 05/25/2053 •	GBP	2,989	3,632
HomeBanc Mortgage Trust 2.124% due 03/25/2035 •		$295	253
Impac CMB Trust 2.404% due 10/25/2034 •		1,077	1,047
JP Morgan Mortgage Trust 3.500% due 09/25/2052 ~		894	829
JPMDB Commercial Mortgage Securities Trust 2.994% due 12/15/2049		3,113	3,039
Landmark Mortgage Securities PLC 1.439% (BP0003M + 0.280%) due 04/17/2044 ~	GBP	275	310
Ludgate Funding PLC 1.608% due 12/01/2060 •		2,047	2,359
Mansard Mortgages PLC 0.752% due 04/15/2047 •		598	689
MASTR Adjustable Rate Mortgages Trust 3.052% due 11/21/2034 ~		$432	413
Merrill Lynch Mortgage Investors Trust
2.124% due 11/25/2035 •		127	121
2.742% due 01/25/2029 •		73	72
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048		5,456	5,218
Morgan Stanley Capital Trust 3.436% due 12/15/2049		1,985	1,948
Resloc UK PLC 0.000% due 12/15/2043 •	EUR	3,629	3,554
Ripon Mortgages PLC 1.801% due 08/28/2056 •	GBP	1,300	1,531
Structured Adjustable Rate Mortgage Loan Trust 2.789% due 09/25/2034 ~		$987	984
Tharaldson Hotel Portfolio Trust 2.170% (US0001M + 1.050%) due 11/11/2034 ~		2,430	2,361
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	981	1,190
UWM Mortgage Trust 2.500% due 11/25/2051 ~		$1,138	980
WaMu Mortgage Pass-Through Certificates Trust
2.164% (US0001M + 0.540%) due 07/25/2045 ~		83	79
2.204% due 10/25/2045 •		1,772	1,695
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		3,802	3,715
3.486% due 12/15/2059		4,416	4,358

Total Non-Agency Mortgage-Backed Securities (Cost $70,716)			65,234

ASSET-BACKED SECURITIES 2.9%
Carvana Auto Receivables Trust 1.218% due 04/12/2023		285	285
Countrywide Asset-Backed Certificates Trust, Inc. 2.164% due 12/25/2034 •		1,871	1,777
Delta Funding Home Equity Loan Trust 7.030% due 08/15/2030		1	1
Flagship Credit Auto Trust 4.030% due 12/15/2026		800	794
GM Financial Consumer Automobile Receivables Trust 2.520% due 05/16/2025		1,000	992
LL ABS Trust 3.760% due 11/15/2029		720	713
Merrill Lynch Mortgage Investors Trust 2.419% due 09/25/2035 •		474	464
SBA Tower Trust 3.869% due 10/15/2049 þ		1,100	1,083
SLM Student Loan Trust 1.304% due 01/25/2027 •		346	344
SoFi Professional Loan Program LLC 2.574% due 01/25/2039 •		234	234
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		1,609	1,563

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2022 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 2.624% (US0001M + 1.000%) due 10/25/2034 ~		687	666

Total Asset-Backed Securities (Cost $9,076)			8,916

SOVEREIGN ISSUES 1.4%
Chile Government International Bond 3.500% due 01/31/2034		900	802
Peru Government International Bond
6.350% due 08/12/2028	PEN	3,700	912
8.200% due 08/12/2026		1,000	273
Province of Ontario 1.550% due 11/01/2029	CAD	1,200	797
Province of Quebec 6.350% due 01/30/2026		$600	655
Romania Government International Bond 3.000% due 02/27/2027		900	796

Total Sovereign Issues (Cost $4,973)			4,235

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Wells Fargo & Co. 3.900% due 03/15/2026 •(e)		1,100,000	948

Total Preferred Securities (Cost $1,100)			948
		PRINCIPAL AMOUNT (000s)

SHORT-TERM INSTRUMENTS 11.2%
REPURCHASE AGREEMENTS (f) 9.3%			28,952

SHORT-TERM NOTES 0.3%
Southern California Edison Co. 1.845% (SOFRRATE + 0.470%) due 12/02/2022 ~		$1,000	998

ISRAEL TREASURY BILLS 1.6%
0.864% due 01/04/2023 - 05/03/2023 (c)(d)	ILS	18,000	5,110

Total Short-Term Instruments (Cost $35,291)			35,060

Total Investments in Securities (Cost $407,343)			376,981

		SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III		1,587,496	15,405

Total Short-Term Instruments (Cost $15,415)			15,405

Total Investments in Affiliates (Cost $15,415)			15,405

Total Investments 126.2% (Cost $422,758)			$392,386
Financial Derivative Instruments (g)(i) 0.4%(Cost or Premiums, net $(290))			1,135
Other Assets and Liabilities, net (26.6)%			(82,615)

Net Assets 100.0%			$310,906

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$552	U.S. Treasury Notes 3.000% due 06/30/2024	$(563)	$552	$552
JPS	1.400	06/30/2022	07/01/2022	28,400	U.S. Treasury Bonds 2.250% due 05/15/2041	(29,079)	28,400	28,401

Total Repurchase Agreements	$(29,642)	$28,952	$28,953

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(38) at a weighted average interest rate of 0.300%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2022	45	$5,051	$14	$32	$0
U.S. Treasury 10-Year Note September Futures	09/2022	94	11,142	42	95	0
United Kingdom Long Gilt September Futures	09/2022	10	1,387	0	22	0

$56	$149	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond September Futures	09/2022	44	$(5,677)	$(262)	$0	$(135)
Euro-Bund 10-Year Bond September Futures	09/2022	90	(14,032)	358	0	(339)
Japan Government 10-Year Bond September Futures	09/2022	1	(1,095)	3	0	(1)
U.S. Treasury 2-Year Note September Futures	09/2022	12	(2,520)	8	0	(7)

$107	$0	$(482)

Total Futures Contracts	$163	$149	$(482)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.697%	EUR	1,000	$(6)	$(33)	$(39)	$0	$(8)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	3.087		1,100	(154)	97	(57)	0	(9)

							$(160)	$64	$(96)	$0	$(17)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-38 5-Year Index	(1.000)%	Quarterly		06/20/2027		$19,600	$(11)	$11	$0	$4	$0
iTraxx Europe Main 37 5-Year Index	(1.000)	Quarterly		06/20/2027	EUR	4,900	25	19	44	13	0

							$14	$30	$44	$17	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	MISSING		06/20/2027		$10,000	$24	$(24)	$0	$0	$(2)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly		12/20/2025	EUR	1,200	32	(30)	2	0	(2)

							$56	$(54)	$2	$0	$(4)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2052	GBP	5,700	$1,834	$359	$2,193	$0	$(170)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024	JPY	2,780,000	7	17	24	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024		1,600,000	24	(38)	(14)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		10,000	3	(3)	0	0	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Semi-Annual	03/17/2031		2,580,000	(1)	175	174	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.202	Annual	02/08/2032		70,000	0	13	13	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.225	Annual	02/09/2032		49,000	0	8	8	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.253	Annual	02/10/2032		32,000	0	5	5	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		81,900	(71)	74	3	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		153,000	42	35	77	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Semi-Annual	03/21/2048		68,700	(111)	116	5	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.538	Semi-Annual	03/15/2051		63,000	(1)	66	65	0	(2)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2022 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.520	Semi-Annual	03/16/2051	14,000	0	15	15	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051	20,000	11	17	28	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.557	Semi-Annual	03/17/2051	49,000	0	49	49	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.570	Semi-Annual	03/19/2051	18,000	0	17	17	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.572	Semi-Annual	04/07/2051	10,000	0	10	10	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051	53,000	33	26	59	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.633	Annual	02/08/2052	28,000	0	22	22	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.670	Annual	02/09/2052	49,000	0	34	34	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023	$6,700	(37)	(92)	(129)	9	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.530	Annual	06/21/2024	48,700	26	220	246	70	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.130	Annual	06/21/2025	50,300	18	235	253	80	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	19,000	(1,216)	308	(908)	110	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	1,300	280	(46)	234	0	(12)
Pay	6-Month EUR-EURIBOR	0.750	Annual	06/15/2032	EUR	22,300	(911)	(2,148)	(3,059)	417	0

$(70)	$(506)	$(576)	$687	$(205)

Total Swap Agreements	$(160)	$(466)	$(626)	$704	$(226)

(h)	Securities with an aggregate market value of $3,170 and cash of $3,885 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	GBP	20,478	$25,892	$964	$0
07/2022	PEN	1,847	460	0	(22)
07/2022	$207	EUR	197	0	(1)
08/2022	AUD	1,283	$885	0	(1)
08/2022	PEN	1,316	334	0	(9)
08/2022	$1,580	NOK	15,048	0	(51)
08/2022	136	PEN	523	1	0
09/2022	PEN	1,174	$279	0	(25)
03/2023	ILS	496	146	2	0
04/2023	2,976	907	38	0
05/2023	PEN	523	132	0	(1)
BPS	07/2022	EUR	1,909	1,998	0	(3)
07/2022	$6,206	EUR	5,869	0	(55)
07/2022	1,018	GBP	829	4	(13)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2022 (Unaudited)

08/2022	AUD	3,237	$2,232	0	(3)
08/2022	EUR	4,124	4,345	16	0
10/2022	PEN	1,441	353	0	(20)
03/2023	ILS	954	281	3	0
BRC	07/2022	$443	GBP	360	0	(4)
08/2022	1,089	NOK	10,660	0	(6)
CBK	07/2022	PEN	2,740	$698	0	(16)
07/2022	$2,035	EUR	1,906	0	(38)
07/2022	658	PEN	2,517	2	(4)
08/2022	AUD	1,134	$793	10	0
08/2022	PEN	523	129	0	(7)
08/2022	$365	PEN	1,379	0	(6)
12/2022	PEN	3,571	$918	0	0
01/2023	ILS	2,999	949	79	0
03/2023	2,219	654	8	0
04/2023	2,382	730	35	0
04/2023	PEN	1,847	468	0	(3)
05/2023	ILS	3,173	962	34	0
DUB	07/2022	$103	PEN	377	0	(5)
03/2023	ILS	2,678	$790	10	0
GLM	07/2022	$935	PEN	3,505	0	(21)
08/2022	64	238	0	(1)
HUS	07/2022	CAD	1,183	$937	18	0
08/2022	AUD	2,906	2,032	25	0
08/2022	CNH	9,381	1,397	0	(4)
08/2022	EUR	76	79	0	0
08/2022	JPY	282,800	2,104	14	0
08/2022	NOK	1,695	171	0	(1)
08/2022	$14	CLP	11,813	0	(1)
08/2022	1,761	JPY	239,500	9	0
05/2023	CNH	4,499	$670	0	(3)
IND	08/2022	NOK	13,695	1,363	0	(28)
JPM	08/2022	CNH	4,125	613	0	(3)
08/2022	JPY	38,879	298	10	0
08/2022	NOK	15,890	1,602	0	(13)
SCX	07/2022	$60	ILS	203	0	(2)
07/2022	51	PEN	194	0	(1)
08/2022	CNH	16,642	$2,484	0	(2)
SOG	07/2022	EUR	6,063	6,517	163	0
07/2022	$23,475	GBP	19,289	6	0
08/2022	GBP	19,289	$23,486	0	(6)
08/2022	NOK	9,370	945	0	(7)
08/2022	$1,674	NOK	16,416	0	(6)
UAG	09/2022	MXN	170	$8	0	0

Total Forward Foreign Currency Contracts	$1,451	$(392)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	2.186%	$3,100	$(130)	$61	$0	$(69)

Total Swap Agreements	$(130)	$61	$0	$(69)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$51,003	$0	$51,003
Industrials	0	38,086	0	38,086
Utilities	0	29,685	0	29,685
Municipal Bonds & Notes
Louisiana	0	801	0	801
New York	0	1,031	0	1,031
Texas	0	975	0	975
West Virginia	0	872	0	872
U.S. Government Agencies	0	109,844	0	109,844
U.S. Treasury Obligations	0	30,291	0	30,291
Non-Agency Mortgage-Backed Securities	0	65,234	0	65,234
Asset-Backed Securities	0	8,916	0	8,916
Sovereign Issues	0	4,235	0	4,235
Preferred Securities
Banking & Finance	0	948	0	948
Short-Term Instruments
Repurchase Agreements	0	28,952	0	28,952
Short-Term Notes	0	998	0	998
Israel Treasury Bills	0	5,110	0	5,110

	$0	$376,981	$0	$376,981
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,405	$0	$0	$15,405

Total Investments	$15,405	$376,981	$0	$392,386

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	22	831	0	853
Over the counter	0	1,451	0	1,451

	$22	$2,282	$0	$2,304
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(475)	(233)	0	(708)
Over the counter	0	(461)	0	(461)

	$(475)	$(694)	$0	$(1,169)

Total Financial Derivative Instruments	$(453)	$1,588	$0	$1,135

Totals	$14,952	$378,569	$0	$393,521

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.6% ¤
CORPORATE BONDS & NOTES 5.1%
BANKING & FINANCE 3.8%
American Tower Corp. 3.500% due 01/31/2023	$1,300	$1,300
Athene Global Funding 2.192% (US0003M + 1.230%) due 07/01/2022 ~	1,000	1,000
Bank of Nova Scotia 2.406% (SOFRINDX + 0.960%) due 03/11/2024 ~	10,000	9,958
Citigroup, Inc. 2.876% due 07/24/2023 •	940	940
CK Hutchison International Ltd. 2.750% due 03/29/2023	1,500	1,495
Credit Suisse Group AG 3.800% due 06/09/2023	10,000	9,910
Deutsche Bank AG 3.300% due 11/16/2022	10,000	9,999
General Motors Financial Co., Inc. 4.150% due 06/19/2023	34,000	34,033
Goldman Sachs Group, Inc.
1.217% due 12/06/2023	1,200	1,157
2.255% (US0003M + 0.750%) due 02/23/2023 ~	7,600	7,589
2.905% due 07/24/2023 •	5,000	4,999
JPMorgan Chase & Co. 3.875% due 02/01/2024	10,000	10,070
Lloyds Bank PLC 2.250% due 08/14/2022	4,000	3,999
Lloyds Banking Group PLC 2.907% due 11/07/2023 •	200	199
Mitsubishi UFJ Financial Group, Inc.
1.974% (US0003M + 0.790%) due 07/25/2022 ~	3,400	3,399
2.074% (US0003M + 0.860%) due 07/26/2023 ~	700	700
Mizuho Financial Group, Inc.
1.884% (US0003M + 0.840%) due 07/16/2023 ~	4,500	4,500
2.154% (US0003M + 0.630%) due 05/25/2024 ~	5,800	5,738
2.275% (US0003M + 0.610%) due 09/08/2024 ~	1,800	1,781
2.601% (US0003M + 0.880%) due 09/11/2022 ~	2,600	2,599
2.721% due 07/16/2023 •	5,000	5,000
Morgan Stanley 2.114% (SOFRRATE + 1.165%) due 04/17/2025 ~	10,000	9,879
Nationwide Building Society 1.700% due 02/13/2023	6,800	6,744
Nordea Bank Abp 2.538% (US0003M + 0.940%) due 08/30/2023 ~	200	200
PNC Financial Services Group, Inc. 2.200% due 11/01/2024	6,000	5,816
Sumitomo Mitsui Financial Group, Inc. 1.791% (US0003M + 0.780%) due 07/12/2022 ~	2,500	2,500
Toronto-Dominion Bank 2.332% (SOFRRATE + 0.910%) due 03/08/2024 ~	6,000	5,983
UBS Group AG 2.361% due 08/15/2023 •	600	600

		152,087

INDUSTRIALS 0.7%
7-Eleven, Inc. 0.625% due 02/10/2023	3,650	3,580
BAT Capital Corp. 2.291% (US0003M + 0.880%) due 08/15/2022 ~	2,000	1,999
Daimler Trucks Finance North America LLC 1.930% (SOFRRATE + 0.500%) due 06/14/2023 ~	7,000	6,973
eBay, Inc. 2.750% due 01/30/2023	1,600	1,597
Magallanes, Inc.
3.259% (SOFRINDX + 1.780%) due 03/15/2024 ~	3,700	3,690
3.428% due 03/15/2024	2,500	2,453
QUALCOMM, Inc. 1.969% (US0003M + 0.730%) due 01/30/2023 ~	500	501

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Time Warner Entertainment Co. LP 8.375% due 03/15/2023		5,997	6,173

			26,966

UTILITIES 0.6%
Atmos Energy Corp. 2.070% (US0003M + 0.380%) due 03/09/2023 ~		5,200	5,188
NextEra Energy Capital Holdings, Inc. 1.775% (US0003M + 0.270%) due 02/22/2023 ~		20,000	19,878

			25,066

Total Corporate Bonds & Notes (Cost $205,689)			204,119

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
1.150% due 12/25/2044 •		1,056	1,048
1.250% due 07/25/2046 •		1,815	1,814
2.074% due 07/25/2049 •		2,128	2,117
Freddie Mac
1.150% (US0001M + 0.350%) due 03/15/2037 ~		945	934
1.150% due 08/15/2038 - 08/15/2042 •		2,725	2,623
1.724% (US0001M + 0.400%) due 11/15/2043 ~		737	735
1.874% due 01/15/2042 •		209	210
Ginnie Mae
0.706% due 12/20/2068 •		993	962
1.433% due 03/20/2065 •		570	564

Total U.S. Government Agencies (Cost $11,185)			11,007

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
OBX Trust 2.305% due 11/25/2061 ~		7,494	6,566
Residential Mortgage Securities PLC 2.040% due 06/20/2070 •	GBP	1,036	1,258
Trinity Square PLC 1.300% (SONIO/N + 0.850%) due 07/15/2059 ~		11,442	13,839

Total Non-Agency Mortgage-Backed Securities (Cost $24,258)			21,663

ASSET-BACKED SECURITIES 0.4%
American Express Credit Account Master Trust 3.390% due 05/15/2027		$9,100	9,090
Ford Credit Floorplan Master Owner Trust 1.824% due 09/15/2025 •		500	499
GoldenTree Loan Management U.S. CLO Ltd. 1.973% due 11/20/2030 •		4,000	3,913
SLC Student Loan Trust
1.939% (US0003M + 0.110%) due 03/15/2027 ~		90	90
1.949% (US0003M + 0.120%) due 06/15/2029 ~		373	370
SLM Student Loan Trust
2.074% (US0001M + 0.450%) due 06/25/2043 ~		668	650
2.379% (US0003M + 0.550%) due 12/15/2025 ~		165	165

Total Asset-Backed Securities (Cost $14,879)			14,777

SOVEREIGN ISSUES 0.3%
Export-Import Bank of India 2.505% (US0003M + 1.000%) due 08/21/2022 ~		1,500	1,502
Israel Government International Bond 0.750% due 07/31/2022	ILS	780	223
Korea Development Bank 1.805% (US0003M + 0.350%) due 02/18/2023 ~		$9,200	9,199

Total Sovereign Issues (Cost $10,944)			10,924

		OUNCES
COMMODITIES 1.0%
Gold Warehouse Receipts		32,507	36,098

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Platinum Warehouse Receipts		4,751	4,262

Total Commodities (Cost $38,090)			40,360

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 132.9%
REPURCHASE AGREEMENTS (d) 93.5%			3,712,959

SHORT-TERM NOTES 0.2%
Southern California Edison Co. 1.845% (SOFRRATE + 0.470%) due 12/02/2022 ~		$9,200	9,180

ISRAEL TREASURY BILLS 1.2%
0.496% due 08/03/2022 - 05/03/2023 (b)(c)	ILS	168,730	48,029

JAPAN TREASURY BILLS 11.3%
(0.149)% due 09/20/2022 (b)(c)	JPY	60,802,800	448,286

U.S. TREASURY BILLS 12.6%
0.882% due 07/07/2022 - 09/15/2022 (b)(c)(g)		$498,611	498,173

U.S. TREASURY CASH MANAGEMENT BILLS 14.1%
2.030% due 09/06/2022 - 11/01/2022 (a)(b)(c)(g)		563,620	560,085

Total Short-Term Instruments (Cost $5,292,307)			5,276,712

Total Investments in Securities (Cost $5,597,352)			5,579,562

		SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short Asset Portfolio		8,554,551	83,646
PIMCO Short-Term Floating NAV Portfolio III		148,537	1,442

Total Short-Term Instruments (Cost $86,638)			85,088

Total Investments in Affiliates (Cost $86,638)			85,088

Total Investments 142.7% (Cost $5,683,990)			$5,664,650
Financial Derivative Instruments (e)(f) (0.1)%(Cost or Premiums, net $175,970)			(2,867)
Other Assets and Liabilities, net (42.6)%			(1,692,417)

Net Assets 100.0%			$3,969,366

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)							When-issued security.
(b)							Coupon represents a weighted average yield to maturity.
(c)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	1.540%	06/30/2022	07/01/2022	$680,800		U.S. Treasury Bonds 2.375% - 4.375% due 05/15/2040 - 05/15/2051	$(703,651)	$680,800	$680,829
BRC	1.450	07/01/2022	07/05/2022	1,019,200		U.S. Treasury Bonds 2.000% - 3.375% due 11/15/2048 - 05/15/2051	(1,040,651)	1,019,200	1,019,200
	1.470	07/01/2022	07/05/2022	79,600		Ginnie Mae 2.500% due 06/20/2052	(82,672)	79,600	79,600
DEU	1.480	07/01/2022	07/05/2022	572,500		U.S. Treasury Bonds 1.375% due 11/15/2040	(361,172)	572,500	572,500
						U.S. Treasury Notes 2.500% due 05/15/2024	(227,475)
	1.530	07/01/2022	07/05/2022	93,000		U.S. Treasury Bonds 3.000% due 08/15/2048	(95,728)	93,000	93,000
	1.540	06/30/2022	07/01/2022	72,400		U.S. Treasury Bonds 2.375% due 05/15/2051	(75,027)	72,400	72,403
FICC	0.400	06/30/2022	07/01/2022	25,859		U.S. Treasury Notes 3.000% due 06/30/2024	(26,376)	25,859	25,859
	1.450	06/30/2022	07/01/2022	108,600		U.S. Treasury Bonds 4.250% due 11/15/2040	(110,772)	108,600	108,604
JPS	1.540	06/30/2022	07/01/2022	993,700		U.S. Treasury Inflation Protected Securities 1.540% due 07/01/2022	(307,238)	993,700	993,743
						U.S. Treasury Notes 1.540% - 3.000% due 07/01/2022 - 06/30/2024	(709,173)
MBC	1.490	06/30/2022	07/01/2022	67,300		U.S. Treasury Notes 0.875% - 2.750% due 01/31/2024 - 02/15/2024	(69,463)	67,300	67,303

Total Repurchase Agreements							$(3,809,398)	$3,712,959	$3,713,041

(1)							Includes accrued interest.
(e)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin(1)
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee December Futures				12/2022	1,023	$87,102	$(2,707)	$652	$0
BIST 30 Index August Futures				08/2022	26,258	43,431	(2,947)	0	(2,607)
Brent Crude November Futures				09/2022	190	19,536	(1,460)	0	(718)
Coal August Futures				08/2022	18	6,336	(135)	117	0
Coal December Futures				12/2022	13	4,079	(168)	78	0
Coal November Futures				11/2022	13	4,184	(64)	80	0
Coal October Futures				10/2022	13	4,298	51	80	0
Coal September Futures				09/2022	9	3,060	(127)	57	0
Corn December Futures				12/2022	475	14,719	(1,751)	0	(807)
Cotton No. 2 December Futures				12/2022	358	17,692	(4,144)	243	0
Euro-Mill Wheat September Futures				09/2022	1,686	30,942	(916)	155	(729)
FTSE China A50 Index July Futures				07/2022	2,200	32,743	338	343	(4)
Gas Oil September Futures				09/2022	501	55,210	2,602	0	(3,332)
Globex Natural Gas October Futures				09/2022	593	32,075	(16,487)	0	(6,582)
Hang Seng Index July Futures				07/2022	42	5,819	(94)	0	(147)
Hard Red Winter Wheat September Futures				09/2022	745	35,453	(3,989)	0	(1,471)
New York Harbor ULSD October Futures				09/2022	350	54,369	(4,125)	0	(1,907)
RBOB Gasoline October Futures				09/2022	616	80,369	(10,166)	0	(3,749)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Robusta Coffee September Futures	09/2022	799	16,244	(491)	0	(128)
Soybean November Futures	11/2022	197	14,361	(686)	0	(199)
White Sugar October Futures	09/2022	1,329	35,524	509	226	0
WTI Crude October Futures	09/2022	230	23,062	(2,000)	0	(888)

$(48,957)	$2,031	$(23,268)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Canada Bankers' Acceptance September Futures	09/2023	1,853	$(346,826)	$(712)	$0	$(252)
3-Month Euribor September Futures	09/2023	3,298	(847,834)	5,901	0	(3,067)
90-Day Eurodollar September Futures	09/2023	1,953	(472,406)	(2,785)	0	(1,025)
Aluminum September Futures	09/2022	1,745	(106,674)	11,516	11,517	0
Amsterdam Index July Futures	07/2022	41	(5,663)	(1)	84	0
Australia Government 3-Year Note September Futures	09/2022	1,148	(85,152)	(1,150)	0	(386)
Australia Government 10-Year Bond September Futures	09/2022	1,963	(161,098)	(840)	0	(1,056)
CAC 40 Index July Futures	07/2022	90	(5,578)	67	153	0
Cocoa December Futures	12/2022	875	(20,825)	1,227	193	0
Cocoa September Futures	09/2022	1,664	(34,698)	1,011	506	0
Copper December Futures	12/2022	1,201	(111,738)	14,329	2,102	0
DAX Index September Futures	09/2022	23	(7,695)	311	265	0
E-mini NASDAQ 100 Index September Futures	09/2022	265	(61,106)	198	856	0
E-Mini Russell 2000 Index September Futures	09/2022	258	(22,033)	993	173	0
E-mini S&P 500 Index September Futures	09/2022	98	(18,569)	(119)	156	0
Euro-BTP Italy Government Bond September Futures	09/2022	802	(103,149)	402	0	(2,414)
Euro-OAT France Government 10-Year Bond September Futures	09/2022	734	(106,557)	3,133	0	(2,023)
European Climate Exchange December Futures	12/2022	546	(51,588)	(7,102)	0	(1,579)
FTSE 100 Index September Futures	09/2022	385	(33,373)	(101)	712	0
FTSE Taiwan Index July Futures	07/2022	1,484	(75,268)	3,490	2,048	0
FTSE/JSE Index September Futures	09/2022	1,024	(37,739)	117	1,107	0
FTSE/MIB Index September Futures	09/2022	72	(8,001)	210	297	0
Gold 100 oz. August Futures	08/2022	1,095	(197,899)	3,319	1,117	0
Gold 100 oz. December Futures	12/2022	103	(18,823)	320	106	0
Hang Seng China Enterprises Index July Futures	07/2022	506	(24,469)	445	619	0
IBEX 35 Index July Futures	07/2022	102	(8,594)	(44)	198	0
Iron Ore August Futures	08/2022	4,987	(59,330)	(2,925)	1,556	0
Lead August Futures	08/2022	1,664	(79,602)	7,127	7,127	0
Lean Hogs October Futures	10/2022	470	(16,671)	444	385	0
Live Cattle October Futures	10/2022	575	(31,918)	268	29	0
MSCI Singapore Index July Futures	07/2022	2,290	(46,243)	1,902	1,541	0
Natural Gas August Futures	07/2022	115	(10,775)	180	0	(849)
Natural Gas June Futures	09/2023	3,392	(1,001,612)	(1,634)	0	(3,303)
Natural Gas October Futures	09/2022	50	(5,812)	(2,217)	0	(597)
Nickel September Futures	09/2022	188	(25,607)	2,902	2,902	0
Nikkei 225 Index September Futures	09/2022	183	(17,736)	(43)	519	0
OMX Stockholm 30 Index July Futures	07/2022	1,434	(26,221)	606	596	0
Palladium September Futures	09/2022	287	(54,992)	(637)	875	0
Platinum July Futures	07/2022	95	(4,267)	108	59	0
Platinum October Futures	10/2022	1,491	(66,745)	1,951	1,088	0
Red Spring Wheat September Futures	09/2022	195	(9,653)	433	314	0
S&P CNX Nifty Index July Futures	07/2022	4,173	(131,220)	1,095	363	0
S&P/Toronto Stock Exchange 60 September Futures	09/2022	200	(35,503)	1,611	426	0
Silver September Futures	09/2022	421	(42,841)	2,785	813	0
Soybean Meal December Futures	12/2022	10	(407)	(4)	0	0
Soybean Oil December Futures	12/2022	639	(24,714)	301	966	0
SPI 200 Index September Futures	09/2022	878	(97,891)	815	3,257	0
Sugar No. 11 October Futures	09/2022	4,749	(98,399)	816	53	0
Swiss Market Index September Futures	09/2022	1,004	(112,395)	642	1,273	0
Topix Index September Futures	09/2022	428	(59,005)	(1,056)	1,167	0
Volatility S&P 500 Index July Futures	07/2022	351	(10,025)	(388)	0	(80)
VSTOXX Mini July Futures	07/2022	905	(2,774)	(383)	0	(218)
Wheat December Futures	12/2022	37	(1,666)	159	81	0
Wheat September Futures	09/2022	197	(8,707)	637	453	0
WIG20 Index September Futures	09/2022	11,727	(88,762)	(299)	2,041	0
Zinc September Futures	09/2022	217	(17,147)	963	963	0

$50,294	$51,056	$(16,849)

Total Futures Contracts	$1,337	$53,087	$(40,117)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(1)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-37 5-Year Index	(1.000)%	Quarterly	06/20/2027	$467,800	$36,506	$10,318	$46,824	$254	$0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

CDX.HY-38 5-Year Index	(5.000)	Quarterly	06/20/2027			122,067	(1,883)	5,277	3,394	158	0
iTraxx Crossover 37 5-Year Index	(5.000)	Quarterly	06/20/2027		EUR	131,800	(2,085)	6,167	4,082	1,253	0

							$32,538	$21,762	$54,300	$1,665	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date			Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026			$1,200	$(27)	$(114)	$(141)	$2	$0

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	161,600	$28,953	$(511)	$28,442	$0	$(3,648)
Receive	1-Day INR-MIBOR Compounded-OIS	4.118	Semi-Annual	09/16/2025	INR	1,301,800	513	748	1,261	0	(50)
Receive	1-Day INR-MIBOR Compounded-OIS	4.313	Semi-Annual	12/16/2025		549,300	203	327	530	0	(23)
Pay	1-Day INR-MIBOR Compounded-OIS	4.395	Semi-Annual	12/16/2025		881,400	(289)	(534)	(823)	37	0
Receive	1-Day INR-MIBOR Compounded-OIS	4.710	Semi-Annual	03/17/2026		1,165,000	194	791	985	0	(51)
Receive	1-Day INR-MIBOR Compounded-OIS	5.400	Semi-Annual	03/17/2026		1,316,200	(286)	993	707	0	(51)
Receive	1-Day INR-MIBOR Compounded-OIS	5.400	Semi-Annual	06/16/2026		66,000	(14)	55	41	0	(3)
Pay	1-Day INR-MIBOR Compounded-OIS	5.250	Semi-Annual	09/15/2026		9,008,700	(6,578)	350	(6,228)	436	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.260	Semi-Annual	09/15/2026		2,386,400	61	1,577	1,638	0	(116)
Pay	1-Day INR-MIBOR Compounded-OIS	5.500	Semi-Annual	12/15/2026		3,761,100	(3,291)	825	(2,466)	185	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	12/15/2026		1,981,300	1,512	(453)	1,059	0	(91)
Receive	1-Day INR-MIBOR Compounded-OIS	5.500	Semi-Annual	03/16/2027		15,062,200	12,919	(3,093)	9,826	0	(768)
Pay	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/16/2027		2,910,200	(162)	(1,337)	(1,499)	147	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	06/15/2027		4,222,700	2,580	(584)	1,996	0	(210)
Receive	1-Day INR-MIBOR Compounded-OIS	7.000	Semi-Annual	06/15/2027		4,137,400	267	(519)	(252)	0	(163)
Receive(6)	1-Day INR-MIBOR Compounded-OIS	7.000	Semi-Annual	09/21/2027		6,144,400	371	(326)	45	0	(258)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	MISSING	03/16/2032	JPY	49,573,600	4,571	10,626	15,197	0	(658)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	03/16/2032		49,573,600	(12,183)	(3,015)	(15,198)	658	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		47,150,000	9,929	(580)	9,349	0	(670)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	0.750	Semi-Annual	09/15/2026	SGD	142,700	(7,107)	(858)	(7,965)	190	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.000	Semi-Annual	12/15/2026		425,400	19,120	2,862	21,982	0	(619)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/16/2027		159,000	(6,223)	(976)	(7,199)	253	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/16/2027		61,900	1,914	366	2,280	0	(100)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	06/15/2027		201,900	3,916	858	4,774	0	(251)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	06/15/2027		75,300	(99)	(418)	(517)	135	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027		109,700	1,004	(1,172)	(168)	0	(198)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Receive(6)	1-Day USD-SOFR Compounded-OIS	2.750	Annual	09/21/2027		$91,000	2,426	(2,121)	305	0	(517)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.750	Annual	09/21/2032		15,200	515	(425)	90	0	(131)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.500	Annual	09/21/2052		34,700	2,083	(1,053)	1,030	0	(348)
Receive	1-Year BRL-CDI	5.338	Maturity	01/02/2025	BRL	82,200	815	1,424	2,239	0	(40)
Receive	1-Year BRL-CDI	5.615	Maturity	01/02/2025		74,500	649	1,284	1,933	0	(37)
Pay	1-Year BRL-CDI	5.675	Maturity	01/02/2025		71,900	(471)	(1,227)	(1,698)	35	0
Pay	1-Year BRL-CDI	5.770	Maturity	01/02/2025		86,500	(814)	(1,495)	(2,309)	42	0
Pay	1-Year BRL-CDI	5.840	Maturity	01/02/2025		219,900	(1,950)	(3,791)	(5,741)	108	0
Receive	1-Year BRL-CDI	5.853	Maturity	01/02/2025		225,800	1,092	3,826	4,918	0	(109)
Pay	1-Year BRL-CDI	5.877	Maturity	01/02/2025		103,500	(575)	(1,758)	(2,333)	50	0
Pay	1-Year BRL-CDI	5.950	Maturity	01/02/2025		78,500	(533)	(1,341)	(1,874)	38	0
Pay	1-Year BRL-CDI	6.238	Maturity	01/02/2025		50,200	(96)	(838)	(934)	24	0
Receive	1-Year BRL-CDI	6.270	Maturity	01/02/2025		123,300	194	2,055	2,249	0	(59)
Receive	1-Year BRL-CDI	6.479	Maturity	01/02/2025		3,500	4	58	62	0	(2)
Receive	1-Year BRL-CDI	6.620	Maturity	01/02/2025		187,800	570	3,151	3,721	0	(90)
Receive	1-Year BRL-CDI	6.630	Maturity	01/02/2025		169,000	502	2,836	3,338	0	(81)
Receive	1-Year BRL-CDI	6.840	Maturity	01/02/2025		267,300	1,179	4,514	5,693	0	(129)
Pay	1-Year BRL-CDI	6.912	Maturity	01/02/2025		154,100	(1,919)	(294)	(2,213)	73	0
Receive	1-Year BRL-CDI	7.010	Maturity	01/02/2025		112,400	413	1,892	2,305	0	(54)
Receive	1-Year BRL-CDI	7.328	Maturity	01/02/2025		349,600	(206)	6,819	6,613	0	(168)
Pay	1-Year BRL-CDI	7.715	Maturity	01/02/2025		176,500	0	(3,240)	(3,240)	85	0
Pay	1-Year BRL-CDI	8.075	Maturity	01/02/2025		15,000	35	(277)	(242)	7	0
Receive	1-Year BRL-CDI	8.180	Maturity	01/02/2025		200,300	0	3,282	3,282	0	(95)
Pay	1-Year BRL-CDI	8.550	Maturity	01/02/2025		248,700	3,084	(3,868)	(784)	114	0
Receive	1-Year BRL-CDI	8.730	Maturity	01/02/2025		223,700	0	3,154	3,154	0	(106)
Receive	1-Year BRL-CDI	8.985	Maturity	01/02/2025		168,600	0	2,184	2,184	0	(80)
Receive	1-Year BRL-CDI	9.630	Maturity	01/02/2025		460,500	147	4,441	4,588	0	(215)
Receive	1-Year BRL-CDI	10.193	Maturity	01/02/2025		137,600	(112)	1,226	1,114	0	(64)
Pay	1-Year BRL-CDI	10.813	Maturity	01/02/2025		256,200	0	(1,463)	(1,463)	118	0
Receive	1-Year BRL-CDI	10.295	Maturity	01/04/2027		217,800	1,455	1,076	2,531	0	(138)
Pay	1-Year BRL-CDI	10.445	Maturity	01/04/2027		451,800	0	(4,825)	(4,825)	283	0
Receive	1-Year BRL-CDI	11.043	Maturity	01/04/2027		313,800	0	2,339	2,339	0	(191)
Pay	1-Year BRL-CDI	11.070	Maturity	01/04/2027		194,900	0	(1,453)	(1,453)	119	0
Pay	1-Year BRL-CDI	11.180	Maturity	01/04/2027		416,200	0	(2,865)	(2,865)	252	0
Receive	1-Year BRL-CDI	11.575	Maturity	01/04/2027		118,800	0	485	485	0	(70)
Receive	1-Year BRL-CDI	11.665	Maturity	01/04/2027		364,000	0	1,581	1,581	0	(215)
Receive	1-Year BRL-CDI	11.945	Maturity	01/04/2027		643,300	(1,860)	3,701	1,841	0	(375)
Receive	1-Year BRL-CDI	12.140	Maturity	01/04/2027		249,500	0	486	486	0	(144)
Receive	1-Year BRL-CDI	12.195	Maturity	01/04/2027		610,100	0	1,029	1,029	0	(352)
Receive	1-Year BRL-CDI	12.455	Maturity	01/04/2027		273,100	0	109	109	0	(156)
Receive	1-Year BRL-CDI	12.718	Maturity	01/04/2027		1,184,200	0	(1,000)	(1,000)	0	(667)
Receive(6)	3-Month CAD-Bank Bill	3.250	Semi-Annual	09/21/2032	CAD	214,100	10,430	(4,101)	6,329	0	(891)
Receive	3-Month CNY-CNREPOFIX	2.268	Quarterly	09/16/2025	CNY	117,400	(104)	196	92	0	(11)
Receive	3-Month CNY-CNREPOFIX	2.295	Quarterly	09/16/2025		493,500	(1,090)	1,419	329	0	(46)
Receive	3-Month CNY-CNREPOFIX	2.345	Quarterly	09/16/2025		168,100	(119)	191	72	0	(17)
Receive	3-Month CNY-CNREPOFIX	2.725	Quarterly	09/16/2025		76,100	12	(113)	(101)	0	(7)
Pay	3-Month CNY-CNREPOFIX	2.630	Quarterly	12/16/2025		63,700	(8)	59	51	6	0
Receive	3-Month CNY-CNREPOFIX	2.645	Quarterly	12/16/2025		135,600	(7)	(111)	(118)	0	(13)
Receive	3-Month CNY-CNREPOFIX	2.718	Quarterly	12/16/2025		66,800	7	(89)	(82)	0	(7)
Receive	3-Month CNY-CNREPOFIX	2.780	Quarterly	12/16/2025		453,400	37	(730)	(693)	0	(43)
Pay	3-Month CNY-CNREPOFIX	2.623	Quarterly	03/17/2026		24,000	(23)	39	16	2	0
Pay	3-Month CNY-CNREPOFIX	2.663	Quarterly	03/17/2026		106,000	(72)	165	93	11	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		130,200	(50)	190	140	13	0
Pay	3-Month CNY-CNREPOFIX	2.790	Quarterly	03/17/2026		59,500	12	80	92	6	0
Pay	3-Month CNY-CNREPOFIX	2.823	Quarterly	03/17/2026		116,600	49	152	201	12	0
Receive	3-Month CNY-CNREPOFIX	2.900	Quarterly	03/17/2026		354,400	(338)	(413)	(751)	0	(35)
Receive	3-Month CNY-CNREPOFIX	2.927	Quarterly	03/17/2026		90,000	(102)	(102)	(204)	0	(9)
Receive	3-Month CNY-CNREPOFIX	2.993	Quarterly	03/17/2026		115,000	(183)	(118)	(301)	0	(12)
Pay	3-Month CNY-CNREPOFIX	2.800	Quarterly	06/16/2026		905,900	353	1,067	1,420	111	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/15/2026		244,900	(204)	264	60	0	(32)
Pay	3-Month CNY-CNREPOFIX	2.750	Quarterly	09/15/2026		1,249,400	2,832	(1,292)	1,540	161	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/15/2026		739,000	580	(864)	(284)	100	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027		819,600	(136)	564	428	0	(118)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	06/15/2027		1,927,400	853	(2,121)	(1,268)	289	0
Receive(6)	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/21/2027		602,440	249	372	621	0	(97)
Receive(6)	3-Month CNY-CNREPOFIX	2.750	Quarterly	09/21/2027		2,991,900	(1,074)	(934)	(2,008)	0	(482)
Receive	3-Month COP-IBR Compounded-OIS	5.150	Quarterly	03/13/2025	COP	32,399,200	397	411	808	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.350	Quarterly	03/27/2025		18,740,800	18	540	558	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.360	Quarterly	03/30/2025		24,984,600	54	691	745	16	0
Pay	3-Month COP-IBR Compounded-OIS	3.850	Quarterly	04/24/2025		63,969,600	(77)	(2,111)	(2,188)	1	0
Pay	3-Month COP-IBR Compounded-OIS	3.612	Quarterly	05/08/2025		46,881,400	(101)	(1,584)	(1,685)	1	0
Receive	3-Month COP-IBR Compounded-OIS	3.400	Quarterly	08/28/2025		31,428,600	(285)	1,540	1,255	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	3.295	Quarterly	10/09/2025		44,251,300	(192)	(1,687)	(1,879)	3	0
Receive	3-Month COP-IBR Compounded-OIS	3.220	Quarterly	12/11/2025		57,840,600	(796)	3,325	2,529	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	3.060	Quarterly	02/05/2026		34,052,300	236	(1,840)	(1,604)	3	0
Receive	3-Month COP-IBR Compounded-OIS	3.940	Quarterly	03/05/2026		89,552,200	(545)	4,175	3,630	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	4.110	Quarterly	03/23/2026		115,138,400	(557)	5,099	4,542	0	(11)
Receive	3-Month COP-IBR Compounded-OIS	4.240	Quarterly	04/16/2026		50,997,400	(39)	2,055	2,016	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	4.490	Quarterly	04/30/2026		49,073,600	(43)	(1,809)	(1,852)	5	0
Pay	3-Month COP-IBR Compounded-OIS	4.885	Quarterly	05/14/2026		50,530,000	0	(1,753)	(1,753)	6	0
Pay	3-Month COP-IBR Compounded-OIS	4.660	Quarterly	06/11/2026		53,430,200	(173)	(1,793)	(1,966)	6	0
Receive	3-Month COP-IBR Compounded-OIS	6.190	Quarterly	11/05/2026		5,041,000	0	131	131	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	11/05/2026		87,500,000	0	2,263	2,263	0	(17)
Receive	3-Month COP-IBR Compounded-OIS	6.210	Quarterly	11/05/2026		87,500,000	0	2,255	2,255	0	(17)
Pay	3-Month COP-IBR Compounded-OIS	6.280	Quarterly	12/03/2026		92,433,900	0	(2,357)	(2,357)	20	0
Receive	3-Month COP-IBR Compounded-OIS	6.130	Quarterly	12/13/2026		139,603,500	0	3,764	3,764	0	(30)
Receive	3-Month COP-IBR Compounded-OIS	6.950	Quarterly	02/04/2027		118,830,200	0	2,343	2,343	0	(32)
Receive	3-Month COP-IBR Compounded-OIS	8.370	Quarterly	03/31/2027		120,377,700	(332)	1,227	895	0	(254)
Pay	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/08/2027		139,442,500	0	(1,458)	(1,458)	45	0
Receive	3-Month COP-IBR Compounded-OIS	8.540	Quarterly	04/29/2027		134,500,000	0	632	632	0	(46)
Receive	3-Month COP-IBR Compounded-OIS	9.090	Quarterly	05/13/2027		196,392,900	0	(72)	(72)	0	(71)
Receive	3-Month COP-IBR Compounded-OIS	9.160	Quarterly	05/20/2027		172,264,800	0	(156)	(156)	0	(63)
Receive	3-Month COP-IBR Compounded-OIS	8.494	Quarterly	05/27/2027		180,344,100	0	1,022	1,022	0	(65)
Pay	3-Month COP-IBR Compounded-OIS	8.350	Quarterly	06/03/2027		174,794,900	0	(1,254)	(1,254)	63	0
Receive	3-Month COP-IBR Compounded-OIS	9.130	Quarterly	06/24/2027		63,535,200	0	3	3	0	(25)
Receive	3-Month COP-IBR Compounded-OIS	9.140	Quarterly	06/24/2027		128,341,400	0	(6)	(6)	0	(50)
Receive	3-Month COP-IBR Compounded-OIS	9.210	Quarterly	06/24/2027		95,938,500	0	(69)	(69)	0	(37)
Pay	3-Month HKD-HIBOR	1.340	Quarterly	03/18/2025	HKD	207,300	689	(1,923)	(1,234)	55	0
Pay	3-Month HKD-HIBOR	1.715	Quarterly	03/18/2025		510,700	2,605	(4,997)	(2,392)	140	0
Pay	3-Month HKD-HIBOR	1.810	Quarterly	03/18/2025		286,700	1,592	(2,843)	(1,251)	79	0
Receive	3-Month HKD-HIBOR	1.860	Quarterly	03/18/2025		185,700	(1,075)	1,854	779	0	(52)
Pay	3-Month HKD-HIBOR	1.010	Quarterly	06/17/2025		117,700	190	(1,093)	(903)	34	0
Receive	3-Month HKD-HIBOR	1.120	Quarterly	06/17/2025		84,100	(183)	794	611	0	(25)
Pay	3-Month HKD-HIBOR	1.600	Quarterly	06/17/2025		176,300	810	(1,780)	(970)	54	0
Receive	3-Month HKD-HIBOR	0.575	Quarterly	09/16/2025		110,900	97	1,013	1,110	0	(33)
Pay	3-Month HKD-HIBOR	0.618	Quarterly	09/16/2025		236,200	(153)	(2,171)	(2,324)	70	0
Receive	3-Month HKD-HIBOR	0.700	Quarterly	09/16/2025		317,800	65	2,958	3,023	0	(95)
Pay	3-Month HKD-HIBOR	0.790	Quarterly	09/16/2025		116,500	32	(1,099)	(1,067)	35	0
Receive	3-Month HKD-HIBOR	1.085	Quarterly	09/16/2025		304,200	(566)	2,994	2,428	0	(94)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	3-Month HKD-HIBOR	0.550	Quarterly	12/16/2025		101,900	135	972	1,107	0	(34)
Pay	3-Month HKD-HIBOR	0.583	Quarterly	12/16/2025		232,700	(265)	(2,231)	(2,496)	78	0
Pay	3-Month HKD-HIBOR	0.680	Quarterly	12/16/2025		93,400	(55)	(908)	(963)	31	0
Receive	3-Month HKD-HIBOR	0.698	Quarterly	12/16/2025		58,000	28	566	594	0	(20)
Pay	3-Month HKD-HIBOR	0.705	Quarterly	12/16/2025		60,000	(27)	(585)	(612)	20	0
Pay	3-Month HKD-HIBOR	0.500	Quarterly	03/17/2026		450,200	(884)	(4,457)	(5,341)	174	0
Receive	3-Month HKD-HIBOR	0.560	Quarterly	03/17/2026		83,300	134	832	966	0	(32)
Receive	3-Month HKD-HIBOR	0.568	Quarterly	03/17/2026		152,300	237	1,523	1,760	0	(59)
Pay	3-Month HKD-HIBOR	0.598	Quarterly	03/17/2026		65,100	(90)	(653)	(743)	25	0
Receive	3-Month HKD-HIBOR	0.607	Quarterly	03/17/2026		180,800	239	1,818	2,057	0	(71)
Receive	3-Month HKD-HIBOR	0.608	Quarterly	03/17/2026		154,400	204	1,552	1,756	0	(60)
Receive	3-Month HKD-HIBOR	0.670	Quarterly	03/17/2026		229,500	217	2,328	2,545	0	(90)
Receive	3-Month HKD-HIBOR	0.900	Quarterly	03/17/2026		594,600	(256)	6,228	5,972	0	(239)
Pay	3-Month HKD-HIBOR	0.910	Quarterly	03/17/2026		98,100	48	(1,029)	(981)	39	0
Receive	3-Month HKD-HIBOR	1.000	Quarterly	03/17/2026		179,800	(185)	1,909	1,724	0	(73)
Pay	3-Month HKD-HIBOR	1.000	Quarterly	06/16/2026		481,500	371	(5,283)	(4,912)	211	0
Receive	3-Month HKD-HIBOR	0.750	Quarterly	09/15/2026		663,700	4,179	3,859	8,038	0	(308)
Pay	3-Month HKD-HIBOR	0.883	Quarterly	09/15/2026		2,100	(23)	(1)	(24)	1	0
Receive	3-Month HKD-HIBOR	1.250	Quarterly	12/15/2026		963,300	9,284	479	9,763	0	(500)
Pay	3-Month HKD-HIBOR	1.500	Quarterly	03/16/2027		954,300	(2,821)	(6,078)	(8,899)	540	0
Receive	3-Month HKD-HIBOR	1.750	Quarterly	03/16/2027		423,800	(65)	3,415	3,350	0	(245)
Receive	3-Month HKD-HIBOR	2.000	Quarterly	03/16/2027		209,200	(121)	1,477	1,356	0	(124)
Pay	3-Month HKD-HIBOR	2.750	Quarterly	03/16/2027		336,800	94	(842)	(748)	213	0
Receive	3-Month HKD-HIBOR	3.000	Quarterly	06/15/2027		188,500	62	102	164	0	(128)
Receive(6)	3-Month HKD-HIBOR	3.250	Quarterly	09/21/2027		301,000	62	(31)	31	0	(32)
Receive(6)	3-Month HKD-HIBOR	3.500	Quarterly	09/21/2027		578,390	(247)	(550)	(797)	0	(443)
Receive	3-Month ILS-TELBOR	0.730	Annual	05/21/2026	ILS	46,000	99	830	929	0	(80)
Pay	3-Month ILS-TELBOR	0.628	Annual	06/25/2026		115,000	(436)	(2,094)	(2,530)	200	0
Receive	3-Month ILS-TELBOR	0.601	Annual	07/05/2026		46,700	198	780	978	0	(82)
Pay	3-Month ILS-TELBOR	0.520	Annual	07/26/2026		358,400	(1,989)	(6,028)	(8,017)	661	0
Receive	3-Month ILS-TELBOR	0.692	Annual	09/13/2026		690,300	2,358	12,085	14,443	0	(1,341)
Pay	3-Month ILS-TELBOR	0.900	Annual	10/07/2026		85,500	(15)	(1,581)	(1,596)	169	0
Receive	3-Month ILS-TELBOR	1.049	Annual	11/12/2026		101,400	0	1,747	1,747	0	(215)
Pay	3-Month ILS-TELBOR	0.905	Annual	11/25/2026		149,100	(95)	(2,788)	(2,883)	320	0
Pay	3-Month ILS-TELBOR	0.750	Annual	12/10/2026		449,700	(1,396)	(8,412)	(9,808)	967	0
Pay	3-Month ILS-TELBOR	0.760	Annual	12/10/2026		160,000	(472)	(2,996)	(3,468)	344	0
Receive	3-Month ILS-TELBOR	0.965	Annual	01/14/2027		197,000	(8)	3,899	3,891	0	(441)
Receive	3-Month ILS-TELBOR	1.105	Annual	01/21/2027		360,600	0	6,471	6,471	0	(821)
Receive	3-Month ILS-TELBOR	1.178	Annual	02/04/2027		297,900	4,079	1,031	5,110	0	(694)
Receive	3-Month ILS-TELBOR	1.398	Annual	03/04/2027		120,000	0	1,762	1,762	0	(289)
Pay	3-Month ILS-TELBOR	1.683	Annual	03/21/2027		159,900	0	(1,805)	(1,805)	387	0
Pay	3-Month ILS-TELBOR	1.885	Annual	04/01/2027		149,500	0	(1,338)	(1,338)	365	0
Receive	3-Month ILS-TELBOR	2.025	Annual	04/11/2027		165,700	342	854	1,196	0	(415)
Receive	3-Month ILS-TELBOR	2.450	Annual	05/20/2027		352,700	0	789	789	0	(935)
Receive	3-Month ILS-TELBOR	2.390	Annual	05/27/2027		232,900	32	725	757	0	(619)
Pay	3-Month ILS-TELBOR	2.825	Annual	06/10/2027		240,800	0	536	536	648	0
Pay	3-Month ILS-TELBOR	2.840	Annual	06/10/2027		101,000	0	245	245	272	0
Pay	3-Month KRW-KORIBOR	0.830	Quarterly	09/16/2025	KRW	26,840,300	(631)	(1,109)	(1,740)	23	0
Receive	3-Month KRW-KORIBOR	0.850	Quarterly	09/16/2025		12,070,000	275	501	776	0	(10)
Receive	3-Month KRW-KORIBOR	0.910	Quarterly	09/16/2025		17,607,400	361	746	1,107	0	(15)
Receive	3-Month KRW-KORIBOR	0.888	Quarterly	12/16/2025		9,950,000	234	443	677	0	(10)
Receive	3-Month KRW-KORIBOR	1.135	Quarterly	03/17/2026		107,311,400	1,643	5,418	7,061	0	(125)
Receive	3-Month KRW-KORIBOR	1.400	Quarterly	03/17/2026		79,345,400	330	4,308	4,638	0	(95)
Receive	3-Month KRW-KORIBOR	1.500	Quarterly	06/16/2026		51,825,400	30	3,036	3,066	0	(63)
Receive	3-Month KRW-KORIBOR	1.500	Quarterly	09/15/2026		143,410,200	7,580	1,358	8,938	0	(209)
Receive	3-Month KRW-KORIBOR	1.625	Quarterly	09/15/2026		13,358,400	653	127	780	0	(20)
Pay	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2026		51,526,800	(2,015)	(505)	(2,520)	89	0
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	03/16/2027		204,553,900	6,769	5,460	12,229	0	(378)
Receive	3-Month KRW-KORIBOR	2.250	Quarterly	03/16/2027		29,487,500	953	299	1,252	0	(56)
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	03/16/2027		72,160,300	340	(2,777)	(2,437)	139	0
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	06/15/2027		57,464,700	(594)	(1,423)	(2,017)	115	0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	06/15/2027		123,617,900	130	(3,343)	(3,213)	251	0
Receive	3-Month KRW-KORIBOR	3.000	Quarterly	06/15/2027		56,442,100	281	672	953	0	(116)
Receive	3-Month PLN-WIBOR	0.705	Annual	05/29/2025	PLN	38,800	258	1,252	1,510	0	(55)
Receive	3-Month PLN-WIBOR	6.405	Annual	05/20/2027		257,900	0	1,122	1,122	0	(864)
Pay	3-Month ZAR-JIBAR	6.860	Quarterly	01/17/2025	ZAR	553,100	2,181	(2,528)	(347)	11	0
Receive	3-Month ZAR-JIBAR	6.460	Quarterly	03/04/2025		166,400	(447)	709	262	0	(4)
Pay	3-Month ZAR-JIBAR	6.620	Quarterly	03/11/2025		204,900	634	(915)	(281)	4	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	3-Month ZAR-JIBAR	7.520	Quarterly	03/20/2025		482,300	(2,567)	2,588	21	0	(9)
Receive	3-Month ZAR-JIBAR	7.200	Quarterly	03/25/2025		665,400	(3,035)	3,418	383	0	(9)
Pay	3-Month ZAR-JIBAR	6.200	Quarterly	04/22/2025		227,300	505	(952)	(447)	4	0
Pay	3-Month ZAR-JIBAR	6.320	Quarterly	04/23/2025		161,000	407	(693)	(286)	3	0
Pay	3-Month ZAR-JIBAR	5.740	Quarterly	05/06/2025		243,100	263	(948)	(685)	6	0
Pay	3-Month ZAR-JIBAR	5.330	Quarterly	05/13/2025		265,000	(69)	(868)	(937)	6	0
Pay	3-Month ZAR-JIBAR	5.375	Quarterly	05/27/2025		276,500	(45)	(950)	(995)	6	0
Pay	3-Month ZAR-JIBAR	5.120	Quarterly	09/02/2025		64,800	(76)	(215)	(291)	1	0
Receive	3-Month ZAR-JIBAR	4.938	Quarterly	09/18/2025		285,200	480	917	1,397	0	(1)
Receive	3-Month ZAR-JIBAR	4.900	Quarterly	11/12/2025		222,100	473	678	1,151	0	(1)
Receive	3-Month ZAR-JIBAR	5.780	Quarterly	03/03/2026		570,300	43	2,259	2,302	5	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	03/17/2026		19,900	(9)	84	75	0	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		649,650	115	(3,132)	(3,017)	0	(17)
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		488,550	9	(2,362)	(2,353)	0	(14)
Receive	3-Month ZAR-JIBAR	5.860	Quarterly	06/23/2026		1,192,700	0	5,193	5,193	44	0
Receive	3-Month ZAR-JIBAR	6.023	Quarterly	07/01/2026		240,100	36	877	913	10	0
Pay	3-Month ZAR-JIBAR	5.739	Quarterly	07/28/2026		1,002,200	(14)	(4,593)	(4,607)	0	(36)
Receive	3-Month ZAR-JIBAR	5.980	Quarterly	09/22/2026		562,900	0	2,501	2,501	30	0
Receive	3-Month ZAR-JIBAR	6.231	Quarterly	09/29/2026		1,131,400	269	4,179	4,448	67	0
Pay	3-Month ZAR-JIBAR	6.855	Quarterly	11/03/2026		544,160	0	(1,293)	(1,293)	0	(27)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		12,500	14	(49)	(35)	0	(1)
Pay	3-Month ZAR-JIBAR	6.300	Quarterly	12/23/2026		123,200	0	(500)	(500)	0	(9)
Pay	3-Month ZAR-JIBAR	6.308	Quarterly	12/23/2026		365,000	0	(1,475)	(1,475)	0	(25)
Pay	3-Month ZAR-JIBAR	6.310	Quarterly	12/23/2026		72,000	0	(291)	(291)	0	(5)
Pay	3-Month ZAR-JIBAR	6.400	Quarterly	12/30/2026		613,500	0	(2,374)	(2,374)	0	(46)
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	01/04/2027		680,200	(34)	(2,169)	(2,203)	0	(50)
Receive	3-Month ZAR-JIBAR	6.670	Quarterly	01/12/2027		1,443,300	26	4,255	4,281	103	0
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	02/23/2027		1,384,400	0	(4,998)	(4,998)	0	(96)
Receive	3-Month ZAR-JIBAR	7.049	Quarterly	03/09/2027		1,641,900	265	3,770	4,035	122	0
Receive	3-Month ZAR-JIBAR	7.489	Quarterly	05/18/2027		1,431,400	0	1,999	1,999	119	0
Pay	6-Month CLP-CHILIBOR	2.280	Semi-Annual	02/14/2025	CLP	5,878,100	74	(1,022)	(948)	15	0
Pay	6-Month CLP-CHILIBOR	1.915	Semi-Annual	03/09/2025		10,897,800	(92)	(1,777)	(1,869)	33	0
Pay	6-Month CLP-CHILIBOR	1.520	Semi-Annual	05/08/2025		392,900	(14)	(57)	(71)	1	0
Receive	6-Month CLP-CHILIBOR	1.190	Semi-Annual	08/14/2025		1,251,700	78	188	266	0	(4)
Receive	6-Month CLP-CHILIBOR	1.310	Semi-Annual	10/23/2025		279,400	17	40	57	0	(1)
Receive	6-Month CLP-CHILIBOR	1.750	Semi-Annual	02/12/2026		14,274,600	629	2,371	3,000	0	(43)
Receive	6-Month CLP-CHILIBOR	2.290	Semi-Annual	03/09/2026		16,319,000	157	2,916	3,073	0	(58)
Receive	6-Month CLP-CHILIBOR	2.525	Semi-Annual	03/22/2026		16,304,900	(89)	3,010	2,921	0	(56)
Pay	6-Month CLP-CHILIBOR	2.500	Semi-Annual	05/07/2026		9,017,900	7	(1,614)	(1,607)	20	0
Pay	6-Month CLP-CHILIBOR	2.840	Semi-Annual	05/28/2026		12,369,600	0	(2,024)	(2,024)	18	0
Receive	6-Month CLP-CHILIBOR	3.075	Semi-Annual	06/11/2026		12,134,300	0	1,864	1,864	0	(15)
Receive	6-Month CLP-CHILIBOR	3.170	Semi-Annual	06/21/2026		15,197,900	0	2,268	2,268	0	(16)
Pay	6-Month CLP-CHILIBOR	3.570	Semi-Annual	07/09/2026		20,313,700	3	(3,037)	(3,034)	35	0
Receive	6-Month CLP-CHILIBOR	3.245	Semi-Annual	07/19/2026		5,879,800	0	958	958	0	(15)
Receive	6-Month CLP-CHILIBOR	3.728	Semi-Annual	08/20/2026		37,043,400	0	5,211	5,211	0	(142)
Receive	6-Month CLP-CHILIBOR	4.395	Semi-Annual	09/24/2026		16,226,600	0	1,814	1,814	0	(67)
Receive	6-Month CLP-CHILIBOR	5.620	Semi-Annual	10/22/2026		52,420,300	0	3,086	3,086	0	(191)
Pay	6-Month CLP-CHILIBOR	5.220	Semi-Annual	11/19/2026		26,905,300	0	(2,012)	(2,012)	81	0
Receive	6-Month CLP-CHILIBOR	5.960	Semi-Annual	01/18/2027		37,800,000	0	1,655	1,655	0	(131)
Receive	6-Month CLP-CHILIBOR	5.975	Semi-Annual	01/18/2027		16,508,200	0	711	711	0	(57)
Receive	6-Month CLP-CHILIBOR	6.220	Semi-Annual	03/11/2027		46,769,000	1,897	(473)	1,424	0	(254)
Receive	6-Month CLP-CHILIBOR	6.760	Semi-Annual	04/18/2027		33,032,800	0	175	175	0	(160)
Receive	6-Month CLP-CHILIBOR	6.885	Semi-Annual	05/13/2027		47,835,800	0	(49)	(49)	0	(207)
Pay	6-Month CLP-CHILIBOR	6.230	Semi-Annual	05/27/2027		48,685,700	(4)	(1,389)	(1,393)	197	0
Pay	6-Month CLP-CHILIBOR	6.207	Semi-Annual	05/31/2027		53,363,100	0	(1,580)	(1,580)	204	0
Receive	6-Month CLP-CHILIBOR	7.161	Semi-Annual	06/17/2027		84,399,400	0	(1,320)	(1,320)	0	(300)
Receive	6-Month CLP-CHILIBOR	7.174	Semi-Annual	06/17/2027		50,663,400	0	(822)	(822)	0	(180)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025	CZK	401,600	(154)	2,035	1,881	0	(137)
Pay	6-Month CZK-PRIBOR	1.385	Annual	03/06/2025		895,800	(480)	(4,248)	(4,728)	305	0
Pay	6-Month CZK-PRIBOR	1.113	Annual	03/13/2025		129,900	(130)	(597)	(727)	44	0
Pay	6-Month CZK-PRIBOR	1.124	Annual	03/13/2025		527,700	(518)	(2,428)	(2,946)	179	0
Pay	6-Month CZK-PRIBOR	0.590	Annual	03/26/2025		282,200	(542)	(1,202)	(1,744)	95	0
Pay	6-Month CZK-PRIBOR	0.710	Annual	03/30/2025		237,700	(409)	(1,030)	(1,439)	81	0
Receive	6-Month CZK-PRIBOR	0.690	Annual	05/04/2025		185,400	334	785	1,119	0	(66)
Pay	6-Month CZK-PRIBOR	0.421	Annual	05/15/2025		101,400	(247)	(401)	(648)	36	0
Receive	6-Month CZK-PRIBOR	0.637	Annual	07/24/2025		107,400	241	488	729	0	(41)
Receive	6-Month CZK-PRIBOR	0.776	Annual	08/20/2025		5,600	12	25	37	0	(2)
Pay	6-Month CZK-PRIBOR	0.665	Annual	09/22/2025		267,200	(611)	(1,167)	(1,778)	103	0
Receive	6-Month CZK-PRIBOR	1.100	Annual	12/31/2025		1,144,600	1,690	5,246	6,936	0	(486)
Receive	6-Month CZK-PRIBOR	1.570	Annual	03/09/2026		946,700	464	5,330	5,794	0	(427)
Receive	6-Month CZK-PRIBOR	1.580	Annual	03/19/2026		710,300	349	3,971	4,320	0	(321)
Pay	6-Month CZK-PRIBOR	1.775	Annual	06/04/2026		848,900	113	(5,023)	(4,910)	411	0
Receive	6-Month CZK-PRIBOR	1.934	Annual	07/02/2026		1,432,000	0	8,140	8,140	0	(713)
Receive	6-Month CZK-PRIBOR	1.972	Annual	07/07/2026		724,600	(123)	4,189	4,066	0	(362)
Pay	6-Month CZK-PRIBOR	1.715	Annual	07/23/2026		1,307,800	(75)	(7,853)	(7,928)	652	0
Receive	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026		3,135,200	2,483	14,798	17,281	0	(1,588)
Pay	6-Month CZK-PRIBOR	3.770	Annual	02/11/2027		802,800	0	(2,501)	(2,501)	472	0
Receive	6-Month CZK-PRIBOR	4.300	Annual	03/18/2027		2,427,400	0	5,000	5,000	0	(1,465)
Receive	6-Month CZK-PRIBOR	4.876	Annual	04/19/2027		542,600	0	556	556	0	(339)
Receive	6-Month CZK-PRIBOR	4.880	Annual	04/19/2027		548,900	0	559	559	0	(343)
Receive	6-Month CZK-PRIBOR	5.370	Annual	05/13/2027		1,458,000	0	227	227	0	(946)
Receive	6-Month CZK-PRIBOR	5.285	Annual	05/20/2027		2,031,600	0	613	613	0	(1,320)
Receive	6-Month CZK-PRIBOR	5.185	Annual	05/24/2027		1,559,400	0	750	750	0	(1,012)
Receive	6-Month CZK-PRIBOR	5.640	Annual	06/10/2027		1,737,000	0	(592)	(592)	0	(1,155)
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	139,500	26,969	(98)	26,871	0	(2,237)
Receive	6-Month HUF-BBR	1.415	Annual	02/21/2025	HUF	12,565,900	580	5,808	6,388	0	(130)
Receive	6-Month HUF-BBR	1.465	Annual	02/24/2025		6,283,100	254	2,921	3,175	0	(66)
Receive	6-Month HUF-BBR	1.520	Annual	02/24/2025		3,926,800	133	1,836	1,969	0	(41)
Receive	6-Month HUF-BBR	1.450	Annual	02/25/2025		2,764,500	117	1,285	1,402	0	(29)
Pay	6-Month HUF-BBR	0.990	Annual	03/06/2025		12,219,600	(1,189)	(5,490)	(6,679)	131	0
Pay	6-Month HUF-BBR	0.860	Annual	03/13/2025		7,174,900	(817)	(3,226)	(4,043)	78	0
Pay	6-Month HUF-BBR	1.005	Annual	03/16/2025		7,015,000	(680)	(3,212)	(3,892)	77	0
Receive	6-Month HUF-BBR	0.980	Annual	03/24/2025		16,027,500	1,618	7,303	8,921	0	(180)
Pay	6-Month HUF-BBR	0.640	Annual	03/30/2025		8,685,400	(1,249)	(3,811)	(5,060)	97	0
Receive	6-Month HUF-BBR	1.380	Annual	04/15/2025		3,720,800	198	1,769	1,967	0	(49)
Receive	6-Month HUF-BBR	1.330	Annual	04/16/2025		5,483,800	327	2,593	2,920	0	(72)
Receive	6-Month HUF-BBR	1.360	Annual	04/16/2025		584,100	33	277	310	0	(8)
Pay	6-Month HUF-BBR	1.088	Annual	05/15/2025		7,937,600	(925)	(3,396)	(4,321)	131	0
Pay	6-Month HUF-BBR	0.905	Annual	06/05/2025		8,020,700	(1,104)	(3,326)	(4,430)	146	0
Pay	6-Month HUF-BBR	0.808	Annual	08/07/2025		4,274,500	(671)	(1,928)	(2,599)	54	0
Receive	6-Month HUF-BBR	0.850	Annual	08/10/2025		463,700	71	209	280	0	(6)
Receive	6-Month HUF-BBR	1.085	Annual	08/14/2025		18,513,500	2,339	8,433	10,772	0	(240)
Pay	6-Month HUF-BBR	1.085	Annual	11/16/2025		6,799,800	(838)	(3,201)	(4,039)	134	0
Pay	6-Month HUF-BBR	1.115	Annual	01/08/2026		18,304,400	(2,288)	(9,768)	(12,056)	267	0
Receive	6-Month HUF-BBR	1.220	Annual	01/15/2026		9,941,500	1,102	5,334	6,436	0	(149)
Receive	6-Month HUF-BBR	1.230	Annual	01/15/2026		15,498,800	1,697	8,323	10,020	0	(233)
Receive	6-Month HUF-BBR	1.980	Annual	03/09/2026		10,484,500	9	6,169	6,178	0	(187)
Receive	6-Month HUF-BBR	1.958	Annual	03/19/2026		21,108,600	84	12,484	12,568	0	(382)
Pay	6-Month HUF-BBR	1.920	Annual	04/16/2026		1,848,000	(17)	(1,087)	(1,104)	38	0
Pay	6-Month HUF-BBR	2.499	Annual	07/05/2026		8,174,200	214	(4,656)	(4,442)	163	0
Receive	6-Month HUF-BBR	2.558	Annual	08/06/2026		21,624,900	976	10,518	11,494	0	(480)
Receive	6-Month HUF-BBR	2.720	Annual	09/13/2026		16,557,940	915	7,863	8,778	0	(401)
Receive	6-Month HUF-BBR	4.700	Annual	12/27/2026		8,203,400	65	2,478	2,543	0	(295)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	6-Month HUF-BBR	5.060	Annual	02/18/2027		21,565,400	0	(7,271)	(7,271)	659	0
Receive	6-Month HUF-BBR	5.500	Annual	03/04/2027		17,400,200	0	5,096	5,096	0	(551)
Receive	6-Month HUF-BBR	6.100	Annual	03/11/2027		20,219,900	2,183	2,715	4,898	0	(652)
Receive	6-Month HUF-BBR	6.280	Annual	03/18/2027		22,466,000	1,779	3,301	5,080	0	(733)
Receive	6-Month HUF-BBR	7.640	Annual	05/13/2027		22,982,600	0	1,880	1,880	0	(919)
Receive	6-Month PLN-WIBOR	1.933	Annual	01/17/2025	PLN	298,500	(1,972)	10,690	8,718	0	(372)
Pay	6-Month PLN-WIBOR	1.823	Annual	02/14/2025		344,400	2,041	(12,505)	(10,464)	415	0
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		302,300	1,027	(10,783)	(9,756)	351	0
Pay	6-Month PLN-WIBOR	1.145	Annual	03/13/2025		33,900	(11)	(1,178)	(1,189)	38	0
Receive	6-Month PLN-WIBOR	0.830	Annual	03/30/2025		64,100	221	2,173	2,394	0	(68)
Pay	6-Month PLN-WIBOR	0.560	Annual	04/17/2025		34,500	(215)	(1,147)	(1,362)	39	0
Pay	6-Month PLN-WIBOR	0.635	Annual	05/08/2025		2,200	(12)	(75)	(87)	3	0
Pay	6-Month PLN-WIBOR	0.585	Annual	09/22/2025		65,900	(564)	(2,266)	(2,830)	95	0
Pay	6-Month PLN-WIBOR	0.580	Annual	01/11/2026		120,700	(1,114)	(4,564)	(5,678)	236	0
Receive	6-Month PLN-WIBOR	0.730	Annual	02/05/2026		107,000	824	4,121	4,945	0	(206)
Receive	6-Month PLN-WIBOR	0.890	Annual	02/12/2026		332,300	1,953	13,041	14,994	0	(637)
Receive	6-Month PLN-WIBOR	1.229	Annual	03/09/2026		107,900	204	4,414	4,618	0	(202)
Receive	6-Month PLN-WIBOR	1.188	Annual	03/19/2026		269,600	786	10,957	11,743	0	(497)
Receive	6-Month PLN-WIBOR	1.465	Annual	06/07/2026		68,800	(13)	2,931	2,918	0	(155)
Pay	6-Month PLN-WIBOR	1.450	Annual	07/05/2026		13,800	5	(589)	(584)	33	0
Receive	6-Month PLN-WIBOR	1.405	Annual	08/10/2026		468,900	1,044	19,246	20,290	0	(1,088)
Pay	6-Month PLN-WIBOR	2.185	Annual	10/08/2026		30,420	0	(1,122)	(1,122)	70	0
Receive	6-Month PLN-WIBOR	2.983	Annual	11/08/2026		345,100	192	10,246	10,438	0	(887)
Pay	6-Month PLN-WIBOR	3.525	Annual	12/24/2026		55,200	0	(1,380)	(1,380)	158	0
Pay	6-Month PLN-WIBOR	3.600	Annual	12/27/2026		54,300	0	(1,319)	(1,319)	156	0
Receive	6-Month PLN-WIBOR	3.739	Annual	01/03/2027		67,900	96	1,674	1,770	0	(199)
Receive	6-Month PLN-WIBOR	4.219	Annual	02/04/2027		327,800	(182)	7,442	7,260	0	(963)
Pay	6-Month PLN-WIBOR	3.934	Annual	03/04/2027		267,300	(3,678)	(3,053)	(6,731)	760	0
Receive	6-Month PLN-WIBOR	4.830	Annual	03/18/2027		205,200	0	3,592	3,592	0	(593)
Receive	6-Month PLN-WIBOR	5.179	Annual	04/01/2027		249,800	0	3,632	3,632	0	(721)
Receive	28-Day MXN-TIIE	6.440	Lunar	01/28/2025	MXN	1,137,700	(1,705)	5,517	3,812	0	(124)
Receive	28-Day MXN-TIIE	6.390	Lunar	02/20/2025		256,400	(356)	1,247	891	0	(29)
Receive	28-Day MXN-TIIE	6.880	Lunar	03/18/2025		66,200	(148)	343	195	0	(8)
Receive	28-Day MXN-TIIE	6.950	Lunar	03/20/2025		355,100	(839)	1,854	1,015	0	(43)
Pay	28-Day MXN-TIIE	6.210	Lunar	03/28/2025		656,100	704	(3,177)	(2,473)	77	0
Pay	28-Day MXN-TIIE	6.230	Lunar	04/07/2025		462,100	521	(2,280)	(1,759)	56	0
Pay	28-Day MXN-TIIE	5.443	Lunar	04/17/2025		298,300	(104)	(1,331)	(1,435)	36	0
Pay	28-Day MXN-TIIE	5.440	Lunar	05/01/2025		216,700	(75)	(971)	(1,046)	26	0
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025		358,200	(347)	(1,552)	(1,899)	43	0
Receive	28-Day MXN-TIIE	4.830	Lunar	06/25/2025		23,400	37	99	136	0	(3)
Receive	28-Day MXN-TIIE	4.849	Lunar	06/25/2025		242,500	377	1,025	1,402	0	(30)
Receive	28-Day MXN-TIIE	4.775	Lunar	06/26/2025		666,300	1,131	2,785	3,916	0	(82)
Pay	28-Day MXN-TIIE	5.080	Lunar	10/09/2025		496,500	(670)	(2,233)	(2,903)	70	0
Receive	28-Day MXN-TIIE	4.800	Lunar	02/05/2026		1,020,400	2,246	4,551	6,797	0	(164)
Receive	28-Day MXN-TIIE	5.550	Lunar	03/12/2026		529,400	369	2,621	2,990	0	(91)
Receive	28-Day MXN-TIIE	6.095	Lunar	03/20/2026		533,300	(258)	2,806	2,548	0	(94)
Receive	28-Day MXN-TIIE	5.880	Lunar	04/16/2026		238,200	5	1,231	1,236	0	(42)
Receive	28-Day MXN-TIIE	6.255	Lunar	05/21/2026		300,800	0	1,395	1,395	0	(55)
Pay	28-Day MXN-TIIE	6.050	Lunar	06/04/2026		594,700	(267)	(2,730)	(2,997)	109	0
Pay	28-Day MXN-TIIE	6.460	Lunar	06/18/2026		22,900	0	(100)	(100)	4	0
Receive	28-Day MXN-TIIE	6.625	Lunar	09/11/2026		276,450	0	1,169	1,169	0	(53)
Receive	28-Day MXN-TIIE	6.635	Lunar	09/11/2026		276,450	0	1,164	1,164	0	(53)
Receive	28-Day MXN-TIIE	6.740	Lunar	09/17/2026		484,000	0	1,960	1,960	0	(92)
Receive	28-Day MXN-TIIE	7.113	Lunar	09/24/2026		2,537,800	25	8,613	8,638	0	(494)
Receive	28-Day MXN-TIIE	7.170	Lunar	10/09/2026		473,600	0	1,567	1,567	0	(92)
Receive	28-Day MXN-TIIE	7.590	Lunar	10/29/2026		460,300	0	1,188	1,188	0	(92)
Receive	28-Day MXN-TIIE	7.353	Lunar	11/05/2026		857,680	0	2,585	2,585	0	(169)
Pay	28-Day MXN-TIIE	7.273	Lunar	11/12/2026		212,990	0	(678)	(678)	42	0
Pay	28-Day MXN-TIIE	7.300	Lunar	11/12/2026		300,000	0	(941)	(941)	59	0
Receive	28-Day MXN-TIIE	7.570	Lunar	11/19/2026		409,700	0	1,081	1,081	0	(82)
Pay	28-Day MXN-TIIE	7.109	Lunar	12/03/2026		2,318,700	0	(8,093)	(8,093)	455	0
Receive	28-Day MXN-TIIE	7.264	Lunar	12/17/2026		665,000	0	2,150	2,150	0	(132)
Receive	28-Day MXN-TIIE	7.673	Lunar	12/31/2026		785,100	0	1,948	1,948	0	(158)
Receive	28-Day MXN-TIIE	7.530	Lunar	01/14/2027		848,700	0	2,346	2,346	0	(171)
Receive	28-Day MXN-TIIE	7.383	Lunar	01/28/2027		776,400	0	2,368	2,368	0	(156)
Pay	28-Day MXN-TIIE	7.460	Lunar	02/04/2027		811,500	0	(2,380)	(2,380)	163	0
Pay	28-Day MXN-TIIE	7.745	Lunar	02/11/2027		412,400	0	(981)	(981)	84	0
Pay	28-Day MXN-TIIE	8.498	Lunar	03/11/2027		141,600	0	(133)	(133)	30	0
Receive	28-Day MXN-TIIE	8.385	Lunar	03/25/2027		774,600	1,160	(250)	910	0	(163)
Receive	28-Day MXN-TIIE	8.785	Lunar	05/06/2027		775,100	0	290	290	0	(168)
Receive	28-Day MXN-TIIE	8.770	Lunar	05/13/2027		903,200	0	372	372	0	(196)
Pay	28-Day MXN-TIIE	8.402	Lunar	05/20/2027		1,327,500	0	(1,529)	(1,529)	285	0
Pay	28-Day MXN-TIIE	8.400	Lunar	05/21/2027		1,377,800	0	(1,595)	(1,595)	295	0
Receive	28-Day MXN-TIIE	9.020	Lunar	06/03/2027		2,058,300	0	(214)	(214)	0	(455)
Receive	28-Day MXN-TIIE	9.070	Lunar	06/24/2027		761,200	0	(116)	(116)	0	(169)
Receive	28-Day MXN-TIIE	9.114	Lunar	06/24/2027		664,800	0	(160)	(160)	0	(147)

							$140,350	$213,350	$353,700	$20,704	$(57,229)

Total Swap Agreements							$172,861	$234,998	$407,859	$22,371	$(57,229)

Cash of $419,476 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	Unsettled variation margin asset of $286 and liability of $(988) for closed futures and unsettled variation margin liability of $(107) for closed swap agreements is outstanding at period end.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.

(f)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2022		$650	MXN	13,432	$18	$0
	08/2022	MXN	608,406		$29,971	0	(92)
	09/2022	AUD	6,173		4,272	8	0
	09/2022	CAD	100,100		77,291	0	(487)
	09/2022	CHF	2,329		2,445	0	(7)
	09/2022	CLP	24,597,419		27,778	1,368	0
	09/2022	CNH	301,664		44,600	0	(448)
	09/2022	EUR	13,034		13,823	94	0
	09/2022	HUF	4,532,906		11,692	0	(149)
	09/2022	ILS	43,165		12,500	80	0
	09/2022	INR	4,945,948		63,037	814	0
	09/2022	JPY	66,563,400		497,777	4,754	0
	09/2022	MXN	974,252		46,450	0	(1,361)
	09/2022	NOK	757,100		76,584	0	(404)
	09/2022	PEN	153,463		40,200	418	0
	09/2022	SEK	466,000		45,588	0	(101)
	09/2022	SGD	13,912		10,000	0	(18)
	09/2022	THB	344		10	0	0
	09/2022		$1,297	CAD	1,630	0	(30)
	09/2022		25,000	CNH	168,224	121	0
	09/2022		29,000	SGD	39,844	0	(310)
	03/2023	ILS	15,213		$4,484	53	0
	04/2023		7,033		2,144	91	0
BPS	07/2022	MXN	93,505		4,478	0	(172)
	08/2022		$14,815	PEN	56,000	0	(242)
	09/2022	BRL	317,987		$60,400	879	0
	09/2022	CHF	17,750		17,964	0	(724)
	09/2022	CNH	1,792,692		266,946	0	(762)
	09/2022	COP	205,801,345		50,000	1,020	0
	09/2022	CZK	161,027		6,884	127	0
	09/2022	EUR	8,491		8,905	0	(39)
	09/2022	GBP	20,125		24,255	0	(277)
	09/2022	HKD	14,995		1,914	0	(1)
	09/2022	HUF	28,537,980		76,431	2,041	(157)
	09/2022	IDR	2,753,472,690		187,237	3,547	0
	09/2022	ILS	468,667		140,830	5,980	0
	09/2022	INR	2,946,401		37,400	332	0
	09/2022	JPY	2,450,000		18,315	169	0
	09/2022	KRW	31,909,511		24,800	4	0
	09/2022	MXN	2,247,125		106,800	0	(3,476)
	09/2022	NZD	38,300		23,828	0	(72)
	09/2022	PHP	2,916,669		53,420	683	(16)
	09/2022	PLN	37,153		8,209	1	0
	09/2022		$5,034	AUD	7,247	0	(28)
	09/2022		39,700	BRL	196,271	0	(2,962)
	09/2022		238,640	CAD	302,400	0	(3,676)
	09/2022		19,434	CHF	18,625	175	0
	09/2022		20,710	CLP	17,354,980	0	(2,076)
	09/2022		3,659	CZK	85,983	0	(51)
	09/2022		22,255	GBP	17,812	0	(542)
	09/2022		20,300	HUF	7,852,626	213	0
	09/2022		108,900	IDR	1,582,415,130	0	(3,334)
	09/2022		21,890	ILS	75,238	0	(242)
	09/2022		48,876	JPY	6,600,000	9	0
	09/2022		13,781	KRW	17,176,296	0	(434)
	09/2022		92,292	MXN	1,874,933	454	(735)
	09/2022		10,627	PLN	47,798	0	(67)
	09/2022		1,614	SGD	2,244	2	0
	09/2022		37,300	THB	1,309,073	0	(151)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

	09/2022		8,268	TRY	163,956	968	0
	09/2022		60,500	ZAR	934,903	0	(3,456)
	10/2022	PEN	8,899		$2,180	0	(122)
	03/2023	ILS	397		117	1	0
BRC	09/2022	CAD	3,659		2,817	0	(26)
	09/2022	EUR	5,448		5,719	13	(32)
	09/2022	GBP	5,372		6,615	67	0
	09/2022	MYR	253,692		57,714	200	0
	09/2022		$51	CNH	343	1	0
	09/2022		2,657	EUR	2,496	0	(28)
	09/2022		2,517	HUF	961,322	3	(9)
	09/2022		483	ILS	1,661	0	(5)
CBK	07/2022	BRL	249,762		$49,820	2,115	(19)
	07/2022		$51,411	BRL	249,762	0	(3,687)
	07/2022		1,159	MXN	22,900	0	(23)
	07/2022		48,289	PEN	180,248	0	(1,312)
	08/2022	ILS	5,341		$1,660	128	0
	08/2022	MXN	111,811		5,527	2	0
	08/2022	PEN	65,424		17,401	375	0
	09/2022	CLP	21,830,272		24,009	570	0
	09/2022	HKD	11,146		1,424	0	0
	09/2022	ILS	8,414		2,540	119	0
	09/2022	INR	3,870		49	1	0
	09/2022		$49,480	CLP	41,685,036	0	(4,723)
	09/2022		52,900	COP	204,005,765	0	(4,347)
	09/2022		2,495	HUF	951,904	0	(9)
	09/2022		18,000	PEN	68,697	0	(192)
	10/2022	ILS	13,609		$4,009	87	0
	10/2022	PEN	6,678		1,690	0	(36)
	12/2022	ILS	18,804		6,015	570	0
	12/2022	PEN	27,735		7,166	37	0
	01/2023	ILS	3,650		1,157	98	0
	03/2023		17,870		5,335	131	0
	04/2023		5,151		1,578	75	0
	05/2023		16,490		4,985	163	0
DUB	09/2022	AUD	26,300		18,127	0	(38)
	09/2022	EUR	2,968		3,153	27	0
	09/2022	GBP	9,891		11,991	0	(65)
FBF	09/2022	EUR	1,447		1,538	14	0
	09/2022		$1,445	EUR	1,359	0	(13)
GLM	07/2022		4,186	MXN	84,820	35	(11)
	08/2022		18,729	PEN	70,741	0	(320)
	09/2022	CAD	44,200		$34,120	0	(223)
	09/2022	CLP	35,350,602		39,323	1,367	0
	09/2022	CNH	135,352		20,000	0	(212)
	09/2022	CZK	393,822		16,615	91	0
	09/2022	EUR	45,200		47,459	0	(151)
	09/2022	HUF	3,804,621		9,909	0	(30)
	09/2022	MXN	104,778		5,000	0	(142)
	09/2022	RON	208,593		44,512	791	0
	09/2022	SGD	52,326		37,590	0	(88)
	09/2022		$13,730	CLP	11,564,779	0	(1,313)
	09/2022		7,381	CZK	175,065	17	(53)
	09/2022		4,209	HUF	1,608,611	24	(30)
	09/2022		2,074	ILS	6,881	0	(94)
	09/2022		20,902	JPY	2,787,500	0	(256)
	09/2022		23,100	PEN	88,473	0	(165)
	09/2022		5,816	PLN	25,688	0	(141)
	09/2022 «		18	RUB	1,299	3	0
	09/2022		52	THB	1,823	0	(1)
	09/2022		1,056	TRY	20,357	91	0
	11/2022	ILS	39,608		$12,810	1,371	0
HUS	07/2022		$4,966	MXN	101,864	108	(11)
	08/2022	CLP	44,221,165		$52,773	4,922	0
	09/2022	CHF	367,685		372,291	0	(14,817)
	09/2022	CLP	19,386,384		21,990	1,175	0
	09/2022	EUR	742		777	0	(5)
	09/2022	ILS	170,980		50,560	1,364	0
	09/2022	INR	4,126,649		52,362	446	0
	09/2022	NZD	301,017		187,577	0	(270)
	09/2022	PHP	38,852		727	24	0
	09/2022	SGD	102,842		74,765	711	0
	09/2022	TRY	43,161		2,432	0	0
	09/2022		$176,516	CAD	221,200	0	(4,644)
	09/2022		53,067	CHF	50,605	211	0
	09/2022		19,490	CLP	16,334,569	0	(1,952)
	09/2022		1,364	EUR	1,291	0	(4)
	09/2022		5,675	HKD	44,415	0	(3)
	09/2022		5,897	HUF	2,282,159	64	0
	09/2022		791	ILS	2,635	0	(32)
	09/2022		20,819	KRW	25,918,748	0	(678)
	09/2022		36,000	RON	168,264	0	(732)
	09/2022		1,566	SGD	2,174	0	(1)
	09/2022		2,033	ZAR	33,026	0	(18)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

	03/2023	ILS	1,749		$535	25	0
IND	09/2022	SGD	4,725		3,412	10	0
	09/2022		$1,130	GBP	901	0	(32)
	09/2022		554	PLN	2,390	0	(26)
	09/2022		1,609	ZAR	24,870	0	(91)
JPM	07/2022	BRL	108,287		$22,400	1,709	0
	07/2022	MXN	100,918		4,962	0	(47)
	07/2022		$20,673	BRL	108,287	18	0
	07/2022		3,799	MXN	75,391	0	(56)
	09/2022	AUD	83,027		$57,219	0	(125)
	09/2022	EUR	732		774	3	0
	09/2022	GBP	41,250		51,005	727	(5)
	09/2022	IDR	609,662,208		40,884	212	0
	09/2022	ILS	26,436		7,700	94	0
	09/2022	JPY	2,712,500		20,365	274	0
	09/2022	KRW	134,005,378		106,698	2,565	0
	09/2022	MXN	1,667,864		79,450	0	(2,399)
	09/2022	SGD	23,129		16,618	0	(36)
	09/2022	THB	6,609,683		191,328	3,758	0
	09/2022	TRY	63,352		3,178	0	(390)
	09/2022		$274,404	CHF	262,062	1,502	0
	09/2022		58,800	CNH	395,700	291	0
	09/2022		728	CZK	17,394	2	0
	09/2022		3,971	EUR	3,756	0	(15)
	09/2022		3,657	GBP	3,001	1	0
	09/2022		3,973	HUF	1,520,994	0	0
	09/2022		18,540	ILS	63,734	0	(202)
	09/2022		17,227	INR	1,355,985	0	(168)
	09/2022		16,240	JPY	2,100,000	0	(686)
	09/2022		76	KRW	94,924	0	(2)
	09/2022		34,600	MXN	689,614	0	(758)
	09/2022		32,707	SGD	45,007	7	(306)
	04/2023	ILS	23,938		$7,211	224	0
MYI	07/2022	BRL	7,602		1,474	22	0
	07/2022		$1,451	BRL	7,602	1	0
	08/2022		1,463		7,602	0	(23)
	09/2022	CAD	359,006		$277,751	0	(1,195)
	09/2022	CHF	23,375		24,116	0	(493)
	09/2022	EUR	80,136		83,978	6	(437)
	09/2022	ILS	43,182		12,500	75	0
	09/2022	MYR	144,826		32,900	60	0
	09/2022	PHP	1,692,828		31,880	1,262	0
	09/2022	THB	1,198,441		34,327	318	0
	09/2022	TWD	4,040,724		137,975	1,308	0
	09/2022		$1,021	CAD	1,326	9	0
	09/2022		200,000	CHF	192,878	3,067	0
	09/2022		36,100	COP	138,299,100	0	(3,185)
	09/2022		9,258	CZK	219,503	0	(47)
	09/2022		61,320	EUR	58,424	235	(15)
	09/2022		4,844	GBP	3,955	7	(29)
	09/2022		323	ILS	1,113	0	(3)
	09/2022		24,173	INR	1,902,765	0	(235)
	09/2022		4,031	PLN	17,952	0	(65)
	09/2022		1,219	ZAR	19,368	0	(37)
	10/2022	CHF	192,392		$200,000	0	(3,130)
RBC	09/2022	AUD	4,156		2,858	0	(12)
	09/2022	CAD	4,642		3,582	0	(25)
	09/2022	JPY	973,000		7,262	55	0
	09/2022	MXN	67,801		3,295	0	(37)
	09/2022	PLN	24,972		5,540	23	0
	09/2022		$1,218	AUD	1,693	0	(48)
	09/2022		1,108	CHF	1,098	48	0
	09/2022		1,554	GBP	1,262	0	(16)
	09/2022		2,438	HUF	938,923	15	0
	09/2022		103	TWD	3,014	0	(1)
	09/2022	ZAR	1,162,967		$75,315	4,356	0
	11/2022		$197,682	MXN	4,000,000	0	(3,666)
RYL	09/2022	AUD	3,864		$2,677	8	0
SCX	08/2022	PEN	273		72	1	0
	09/2022	CHF	4,105		4,307	0	(15)
	09/2022	COP	85,116,417		21,189	952	0
	09/2022	TRY	144,637		7,825	0	(322)
	09/2022		$3,064	AUD	4,393	0	(30)
	09/2022		11,200	BRL	56,000	0	(718)
	09/2022		1,900	CAD	2,458	9	0
	09/2022		253,403	GBP	207,202	0	(830)
	09/2022		480,000	JPY	64,510,416	0	(2,184)
	10/2022	GBP	204,305		$250,000	759	0
	10/2022	JPY	64,325,222		480,000	2,115	0
	11/2022	COP	120,966,366		28,461	0	(4)
SOG	09/2022		$1,838	SGD	2,554	1	0
TOR	09/2022	GBP	351,457		$425,016	62	(3,461)
	09/2022	ILS	6,624		1,926	20	0
	09/2022	JPY	60,802,800		455,300	4,755	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

		09/2022	PLN		62,302	14,417		653		0
		09/2022	SEK		959,185	94,953		908		0
		09/2022	$135		CZK	3,184		0		(1)
		09/2022	16,925		GBP	14,000		140		0
		09/2022	3,039		HKD	23,794		0		0
		09/2022	6,120		HUF	2,317,222		6		(73)
		09/2022	2,227		ILS	7,553		0		(53)
		09/2022	2,171		PLN	9,655		0		(38)
		09/2022	1,114		ZAR	18,098		0		(10)
UAG		07/2022	814		MXN	15,962		0		(22)
		08/2022	CLP		13,926,157	$15,929		895		0
		09/2022	INR		4,320,686	54,838		481		0
		09/2022	RON		98	20		0		0
		09/2022	$31,690		CLP	26,691,365		0		(3,032)
		09/2022	5,183		CZK	124,288		34		(2)
		09/2022	311		ILS	1,065		0		(5)
		09/2022 «	19,040		RUB	1,414,637		3,367		0
		10/2022	908		MXN	18,576		0		(1)

Total Forward Foreign Currency Contracts								$79,490		$(97,026)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description				Strike Price	Expiration Date		Notional Amount(1)	Cost		Market Value

DUB	Call - OTC GBP versus USD				$1.360	07/07/2022		170,000	$21		$0
	Put - OTC USD versus JPY				JPY	115.000	07/01/2022	17,000	2		0
	Put - OTC USD versus JPY				113.000	07/07/2022		150,000	15		0
GLM	Put - OTC USD versus CHF				CHF	0.830	07/27/2022	40,000	4		1

Total Purchased Options									$42		$1

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month ILS-TELBOR	1.345%	Annual	11/23/2023	ILS	45,100	$0	$(106)	$0	$(106)
	Pay	3-Month ILS-TELBOR	0.335	Annual	11/29/2024		52,800	0	(791)	0	(791)
	Pay	3-Month ILS-TELBOR	0.403	Annual	01/31/2025		67,600	0	(1,062)	0	(1,062)
	Pay	3-Month ILS-TELBOR	0.330	Annual	02/14/2025		84,900	0	(1,403)	0	(1,403)
	Pay	3-Month ILS-TELBOR	0.305	Annual	05/15/2025		83,800	0	(1,549)	0	(1,549)
	Pay	3-Month ILS-TELBOR	0.265	Annual	05/29/2025		126,000	0	(2,408)	0	(2,408)
	Receive	3-Month ILS-TELBOR	0.250	Annual	08/20/2025		6,300	9	118	127	0
	Receive	3-Month ILS-TELBOR	0.330	Annual	09/04/2025		50,500	0	985	985	0
	Receive	3-Month ILS-TELBOR	0.684	Annual	03/10/2026		120,400	0	2,331	2,331	0
	Receive	3-Month ILS-TELBOR	0.712	Annual	03/19/2026		325,900	0	6,273	6,273	0
	Receive	3-Month MYR-KLIBOR	2.367	Quarterly	03/17/2026	MYR	15,300	0	171	171	0
	Pay	3-Month MYR-KLIBOR	2.153	Quarterly	03/17/2026		80,200	0	(1,039)	0	(1,039)
	Pay	3-Month MYR-KLIBOR	2.700	Quarterly	06/16/2026		83,900	78	(851)	0	(773)
	Receive	3-Month MYR-KLIBOR	2.500	Quarterly	09/15/2026		279,800	378	2,930	3,308	0
	Receive	3-Month MYR-KLIBOR	2.750	Quarterly	12/15/2026		441,600	1,038	3,487	4,525	0
	Pay	3-Month MYR-KLIBOR	2.750	Quarterly	12/15/2026		240,700	(184)	(2,282)	0	(2,466)
	Receive	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027		430,400	1,941	1,683	3,624	0
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	06/15/2027		691,200	(243)	(2,242)	0	(2,485)
	Receive	6-Month THB-THBFIX	1.250	Semi-Annual	03/16/2027	THB	2,512,400	1,226	3,281	4,507	0
	Pay	6-Month THB-THBFIX	1.750	Semi-Annual	06/15/2027		1,244,200	(26)	(1,540)	0	(1,566)
BPS	Receive	3-Month ILS-TELBOR	1.480	Annual	11/30/2023	ILS	46,000	0	84	84	0
	Pay	3-Month ILS-TELBOR	0.480	Annual	08/09/2024		18,700	0	(215)	0	(215)
	Receive	3-Month ILS-TELBOR	0.410	Annual	10/18/2024		32,700	0	446	446	0
	Receive	3-Month ILS-TELBOR	0.200	Annual	03/06/2025		55,100	0	989	989	0
	Pay	3-Month ILS-TELBOR	0.375	Annual	03/13/2025		57,300	0	(957)	0	(957)
	Receive	3-Month ILS-TELBOR	0.710	Annual	03/25/2025		92,900	0	1,313	1,313	0
	Pay	3-Month ILS-TELBOR	0.285	Annual	05/19/2025		44,700	0	(836)	0	(836)
	Receive	3-Month MYR-KLIBOR	2.646	Quarterly	03/17/2026	MYR	134,900	0	1,200	1,200	0
	Receive	3-Month MYR-KLIBOR	2.377	Quarterly	03/17/2026		90,700	0	1,008	1,008	0
CBK	Receive	3-Month ILS-TELBOR	1.373	Annual	09/07/2023	ILS	40,976	0	18	18	0
	Pay	3-Month ILS-TELBOR	1.202	Annual	09/19/2023		38,700	0	(68)	0	(68)
	Receive	3-Month ILS-TELBOR	0.413	Annual	11/08/2024		46,700	0	650	650	0
	Pay	3-Month ILS-TELBOR	0.293	Annual	05/18/2025		85,800	0	(1,601)	0	(1,601)
	Receive	3-Month ILS-TELBOR	0.257	Annual	12/11/2025		25,500	0	568	568	0
	Pay	3-Month ILS-TELBOR	0.573	Annual	04/20/2026		42,200	0	(906)	0	(906)
	Pay	3-Month MYR-KLIBOR	1.970	Quarterly	12/16/2025	MYR	42,700	0	(569)	0	(569)
	Receive	3-Month MYR-KLIBOR	2.750	Quarterly	12/15/2026		159,600	321	1,314	1,635	0
	Receive	6-Month THB-THBFIX	1.190	Semi-Annual	06/16/2026	THB	981,600	0	1,477	1,477	0
	Receive	6-Month THB-THBFIX	0.750	Semi-Annual	09/15/2026		1,275,700	233	2,530	2,763	0
	Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026		1,723,900	324	3,051	3,375	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	6-Month THB-THBFIX	1.500	Semi-Annual	03/16/2027	1,724,900	(126)	2,633	2,507	0
GLM	Pay	3-Month ILS-TELBOR	0.967	Annual	06/19/2024	ILS	26,500	0	(242)	0	(242)
Receive	3-Month ILS-TELBOR	0.393	Annual	01/02/2025	46,100	0	706	706	0
Receive	3-Month ILS-TELBOR	0.650	Annual	03/26/2025	92,900	0	1,361	1,361	0
Receive	3-Month ILS-TELBOR	0.635	Annual	03/27/2025	116,000	0	1,714	1,714	0
Receive	3-Month ILS-TELBOR	0.250	Annual	08/20/2025	77,000	16	1,530	1,546	0
Pay	3-Month ILS-TELBOR	0.220	Annual	10/23/2025	99,300	0	(2,164)	0	(2,164)
Receive	3-Month ILS-TELBOR	0.233	Annual	12/02/2025	69,800	0	1,558	1,558	0
Receive	3-Month ILS-TELBOR	0.320	Annual	01/15/2026	51,400	0	1,152	1,152	0
Pay	3-Month ILS-TELBOR	0.586	Annual	04/23/2026	144,800	0	(3,091)	0	(3,091)
Receive	3-Month MYR-KLIBOR	2.840	Quarterly	06/16/2026	MYR	57,000	0	455	455	0
Receive	3-Month MYR-KLIBOR	4.000	Quarterly	06/15/2027	365,900	(281)	(392)	0	(673)
Pay	6-Month THB-THBFIX	0.750	Semi-Annual	09/15/2026	THB	2,285,200	(16)	(4,933)	0	(4,949)
Receive	6-Month THB-THBFIX	1.500	Semi-Annual	12/15/2026	884,000	(166)	1,391	1,225	0
Receive	6-Month THB-THBFIX	1.250	Semi-Annual	12/15/2026	1,093,300	44	1,806	1,850	0
Pay	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	2,074,900	(429)	(3,708)	0	(4,137)
Receive	6-Month THB-THBFIX	1.500	Semi-Annual	03/16/2027	3,469,510	(724)	5,767	5,043	0
Pay	6-Month THB-THBFIX	1.750	Semi-Annual	06/15/2027	1,751,300	(1,081)	(1,123)	0	(2,204)
HUS	Pay	1-Day INR-MIBOR Compounded-OIS	5.195	Semi-Annual	03/18/2025	INR	2,099,000	0	(945)	0	(945)
Receive	3-Month ILS-TELBOR	1.035	Annual	03/25/2024	ILS	43,500	12	286	298	0
Pay	3-Month ILS-TELBOR	0.350	Annual	09/18/2024	28,400	0	(382)	0	(382)
Receive	3-Month ILS-TELBOR	0.210	Annual	08/07/2025	33,300	0	677	677	0
Pay	3-Month ILS-TELBOR	0.286	Annual	09/11/2025	31,700	0	(640)	0	(640)
Receive	3-Month ILS-TELBOR	0.390	Annual	02/05/2026	142,100	0	3,115	3,115	0
JPM	Pay	3-Month ILS-TELBOR	1.280	Annual	01/11/2024	184,220	0	(741)	0	(741)
MYC	Receive	3-Month MYR-KLIBOR	4.000	Quarterly	06/15/2027	MYR	214,100	(217)	(177)	0	(394)
Pay	6-Month THB-THBFIX	1.000	Semi-Annual	09/15/2026	THB	9,600	(1)	(17)	0	(18)
Receive	6-Month THB-THBFIX	1.250	Semi-Annual	12/15/2026	1,898,000	21	3,191	3,212	0
Receive	6-Month THB-THBFIX	1.000	Semi-Annual	12/15/2026	3,281,670	871	5,686	6,557	0
Pay	6-Month THB-THBFIX	1.250	Semi-Annual	03/16/2027	4,194,800	(268)	(7,257)	0	(7,525)
Receive	6-Month THB-THBFIX	1.750	Semi-Annual	06/15/2027	391,400	193	300	493	0
NGF	Pay	6-Month THB-THBFIX	1.130	Semi-Annual	06/16/2026	688,500	128	(1,209)	0	(1,081)
Pay	6-Month THB-THBFIX	1.000	Semi-Annual	09/15/2026	2,447,100	93	(4,638)	0	(4,545)
Pay	6-Month THB-THBFIX	1.250	Semi-Annual	03/16/2027	1,179,600	87	(2,203)	0	(2,116)
Receive	6-Month THB-THBFIX	2.000	Semi-Annual	06/15/2027	1,806,300	(184)	1,846	1,662	0
SCX	Receive	3-Month MYR-KLIBOR	2.033	Quarterly	12/16/2025	MYR	89,800	0	1,153	1,153	0
Receive	3-Month MYR-KLIBOR	2.363	Quarterly	03/17/2026	55,500	0	623	623	0

$3,067	$18,570	$78,284	$(56,647)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	BOVESPA Index	6,358	0.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/17/2022	BRL	662,136	$0	$5,265	$5,265	$0
Pay	KOSPI2 Index	327,750,000	0.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/08/2022	KRW	114,136,599	0	10,297	10,297	0
Pay	Thailand Equity Index	485,000	0.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/29/2022	THB	461,587	0	166	166	0

$0	$15,728	$15,728	$0

Total Swap Agreements	$3,067	$34,298	$94,012	$(56,647)

(g)

Securities with an aggregate market value of $28,776 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$152,087	$0	$152,087
Industrials	0	26,966	0	26,966
Utilities	0	25,066	0	25,066
U.S. Government Agencies	0	11,007	0	11,007
Non-Agency Mortgage-Backed Securities	0	21,663	0	21,663
Asset-Backed Securities	0	14,777	0	14,777
Sovereign Issues	0	10,924	0	10,924
Commodities	0	40,360	0	40,360
Short-Term Instruments
Repurchase Agreements	0	3,712,959	0	3,712,959
Short-Term Notes	0	9,180	0	9,180
Israel Treasury Bills	0	48,029	0	48,029
Japan Treasury Bills	0	448,286	0	448,286
U.S. Treasury Bills	0	498,173	0	498,173
U.S. Treasury Cash Management Bills	0	560,085	0	560,085

	$0	$5,579,562	$0	$5,579,562
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$85,088	$0	$0	$85,088

Total Investments	$85,088	$5,579,562	$0	$5,664,650

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	53,087	22,371	0	75,458
Over the counter	0	173,503	0	173,503

	$53,087	$195,874	$0	$248,961
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(39,092)	(58,254)	0	(97,346)
Over the counter	0	(153,673)	0	(153,673)

	$(39,092)	$(211,927)	$0	$(251,019)

Total Financial Derivative Instruments	$13,995	$(16,053)	$0	$(2,058)

Totals	$99,083	$5,563,509	$0	$5,662,592

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

		Date of	Subsidiary % of Consolidated Fund
Fund Name	Subsidiary	Incorporation	Net Assets
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	23.1%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	6.8%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	7.3%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	16.6%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	13.7%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	38.9%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

Notes to Financial Statements (Cont.)

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

Notes to Financial Statements (Cont.)

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Notes to Financial Statements (Cont.)

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of June 30, 2022, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Fund's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund's taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2022 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$3,534,460	$691,183	$(243,782)	$(42,090)	$(528,850)	$3,410,921	$0	$0
PIMCO All Asset: Multi-Real Fund	2,601,869	167,025	(491,677)	(21,325)	(494,690)	1,761,202	135,198	0
PIMCO CommoditiesPLUS® Strategy Fund	205,931	2,957	(193,921)	53,549	(46,445)	22,071	2,956	0
PIMCO CommodityRealReturn Strategy Fund®	208,456	14,173	(60,174)	4,857	(30,579)	136,733	14,173	0
PIMCO Dynamic Bond Fund	277,601	1,287	(44,761)	(3,170)	(7,059)	223,898	1,292	0
PIMCO Emerging Markets Bond Fund	780,909	7,321	(217,527)	(48,219)	(33,375)	489,109	7,354	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	346,223	90,467	(88,222)	(6,191)	(13,374)	328,903	1,135	0
PIMCO Emerging Markets Local Currency and Bond Fund	1,373,095	279,003	(259,275)	(49,891)	(77,286)	1,265,646	12,128	0
PIMCO Extended Duration Fund	201,210	24,068	(1,836)	(766)	(36,412)	186,264	1,530	0
PIMCO Government Money Market Fund	98,997	505,808	(517,121)	0	0	87,684	107	0
PIMCO High Yield Fund	349,420	99,876	(62,895)	(4,339)	(37,156)	344,906	4,771	0
PIMCO Income Fund	199,366	38,179	(39,525)	505	(12,946)	185,579	2,235	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	411,238	321,607	(115,982)	(10,692)	(19,587)	586,584	2,753	0
PIMCO Investment Grade Credit Bond Fund	108,550	994	(3,162)	(476)	(9,054)	96,852	997	0
PIMCO Long Duration Total Return Fund	275,252	49,198	(53,706)	(11,664)	(22,753)	236,327	2,319	0
PIMCO Long-Term Real Return Fund	157,810	1,538	(137,467)	(47,784)	25,903	0	2,956	0
PIMCO Long-Term U.S. Government Fund	158,749	23,896	(3,582)	(693)	(19,179)	159,191	914	0
PIMCO Low Duration Credit Fund	162,313	24,995	(27,417)	(1,240)	(8,740)	149,911	1,483	0
PIMCO Low Duration Fund	865,614	621,937	(314,621)	(15,545)	(4,089)	1,153,296	4,033	0
PIMCO RAE Emerging Markets Fund	498,355	39,207	(36,191)	(5,328)	(58,280)	437,763	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	544,740	6,013	(126,809)	6,593	(3,234)	427,303	3,885	0
PIMCO RAE International Fund	142,255	7,580	(3,308)	(241)	(15,189)	131,097	0	0
PIMCO RAE PLUS Fund	60,015	220,908	(120,620)	(10,134)	(23,776)	126,393	1,501	0
PIMCO RAE US Fund	88,926	63,192	(74,424)	(5,740)	(8,381)	63,573	0	0
PIMCO RAE US Small Fund	42,555	15,261	(1,631)	(58)	(8,420)	47,707	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	565,558	11,323	(128,310)	(4,168)	(4,690)	439,713	11,323	0
PIMCO Real Return Fund	134,893	0	(132,280)	4,795	(7,408)	0	333	0
PIMCO RealEstateRealReturn Strategy Fund	480,562	47,376	(12,694)	(2,698)	(93,286)	419,260	8,092	0

Notes to Financial Statements (Cont.)

PIMCO StocksPLUS® Long Duration Fund	268,757	7,546	(86,396)	(37,700)	(25,189)	127,018	660	0
PIMCO Total Return Fund	852,669	225,766	(241,589)	(30,799)	(22,103)	783,944	5,302	0
PIMCO TRENDS Managed Futures Strategy Fund	456,805	134,179	(12,266)	(168)	40,588	619,138	8,895	0
Totals	$16,453,153	$3,743,863	$(3,853,171)	$(290,820)	$(1,605,039)	$14,447,986	$238,325	$0

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$342,285	$4,741	$(14,435)	$(3,514)	$(49,316)	$279,761	$0	$0
PIMCO All Asset: Multi-Real Fund	388,359	26,146	(36,438)	(3,525)	(80,981)	293,561	22,017	0
PIMCO All Asset: Multi-Short PLUS Fund	160,455	32,100	(61,972)	(5,848)	20,214	144,949	2,000	0
PIMCO CommoditiesPLUS® Strategy Fund	104,966	3,648	(91,407)	21,943	(21,423)	17,727	2,532	0
PIMCO CommodityRealReturn Strategy Fund®	150,156	4,774	(128,497)	21,838	(23,682)	24,589	3,203	0
PIMCO Dynamic Bond Fund	50,436	238	(7,789)	(609)	(1,288)	40,988	240	0
PIMCO Emerging Markets Bond Fund	218,411	1,915	(83,825)	(19,187)	(2,664)	114,650	1,927	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	84,614	37,378	(34,338)	(1,970)	(3,079)	82,605	286	0
PIMCO Emerging Markets Local Currency and Bond Fund	311,246	106,840	(94,240)	(16,298)	(14,341)	293,207	2,829	0
PIMCO Extended Duration Fund	106,260	12,585	(10,316)	(4,561)	(14,801)	89,167	765	0
PIMCO Government Money Market Fund	31,231	262,971	(166,991)	0	0	127,211	64	0
PIMCO High Yield Fund	78,373	38,732	(22,544)	(2,767)	(7,736)	84,058	1,224	0
PIMCO High Yield Spectrum Fund	23,246	7,502	(4,604)	(607)	(2,280)	23,257	305	0
PIMCO Income Fund	35,166	5,156	(6,342)	(102)	(2,085)	31,793	386	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	146,653	104,641	(45,838)	(4,420)	(6,283)	194,753	957	0
PIMCO Investment Grade Credit Bond Fund	18,326	2,801	(1,006)	(58)	(1,623)	18,440	182	0
PIMCO Long Duration Total Return Fund	118,621	9,331	(14,717)	(4,822)	(11,427)	96,986	1,044	0
PIMCO Long-Term Credit Bond Fund	25,596	284	(1,548)	(496)	(3,225)	20,611	284	0
PIMCO Long-Term Real Return Fund	26,054	0	(25,108)	(4,370)	3,424	0	54	0
PIMCO Long-Term U.S. Government Fund	79,720	14,312	(8,405)	(3,142)	(6,856)	75,629	441	0
PIMCO Low Duration Credit Fund	49,405	10,275	(10,172)	(544)	(2,587)	46,377	460	0
PIMCO Low Duration Fund	255,893	188,086	(102,976)	(5,378)	(672)	334,953	1,167	0
PIMCO RAE Emerging Markets Fund	157,643	54,507	(37,339)	(3,933)	(15,913)	154,965	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	98,132	737	(20,737)	1,286	(714)	78,704	736	0
PIMCO RAE International Fund	93,577	15,026	(5,209)	(1,140)	(9,105)	93,149	0	0
PIMCO RAE PLUS Fund	0	15,382	(14,531)	(851)	0	0	0	0
PIMCO RAE PLUS EMG Fund	64,930	54,178	(22,249)	(5,043)	(6,769)	85,047	0	0

Notes to Financial Statements (Cont.)

PIMCO RAE PLUS International Fund	95,890	33,617	(6,091)	(13,986)	(2,537)	106,893	680	0
PIMCO RAE PLUS Small Fund	41,297	28,407	(7,439)	(1,897)	(9,167)	51,201	854	0
PIMCO RAE US Small Fund	40,025	17,125	(6,773)	(1,003)	(5,760)	43,614	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	101,212	2,131	(21,041)	(2,650)	863	80,515	2,131	0
PIMCO Real Return Fund	19,935	0	(19,545)	42	(432)	0	49	0
PIMCO RealEstateRealReturn Strategy Fund	226,961	11,241	(57,898)	(15,300)	(25,566)	139,438	2,828	0
PIMCO Short-Term Floating NAV Portfolio III	127	0	(127)	(2)	2	0	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	67,252	19,536	(3,922)	(536)	(8,196)	74,134	1,388	0
PIMCO StocksPLUS® International Fund (Unhedged)	50,140	16,159	(3,046)	(1,218)	(8,519)	53,516	387	0
PIMCO Total Return Fund	265,252	77,047	(99,532)	(13,043)	(3,834)	225,890	1,598	0
PIMCO TRENDS Managed Futures Strategy Fund	188,574	7,121	(17,771)	1,802	13,784	193,510	2,857	0
Totals	$4,316,419	$1,226,670	$(1,316,758)	$(95,909)	$(314,574)	$3,815,848	$55,875	$0

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$53,760	$11,266	$(2,929)	$(220)	$(6,867)	$55,010	$639	$0
PIMCO Emerging Markets Corporate Bond Fund	63,548	1,202	(3,174)	(517)	(4,541)	56,518	552	0
PIMCO Emerging Markets Local Currency and Bond Fund	132,212	6,775	(11,036)	(1,965)	(9,873)	116,113	1,155	0
PIMCO Short-Term Floating NAV Portfolio III	115	58,732	(40,200)	(3)	(8)	18,636	31	0
Totals	$249,635	$77,975	$(57,339)	$(2,705)	$(21,289)	$246,277	$2,377	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Investment Grade Credit Bond Fund	$6,577	$61	$0	$0	$(582)	$6,056	$61	$0
PIMCO Mortgage Opportunities and Bond Fund	47,587	297	(45,713)	(4,186)	2,015	0	374	0
PIMCO Short Asset Portfolio	34,904	133	0	0	(284)	34,753	133	0
PIMCO Short-Term Floating NAV Portfolio III	34,150	88,636	(80,900)	(4)	0	41,882	37	0
Totals	$123,218	$89,127	$(126,613)	$(4,190)	$1,149	$82,691	$605	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Currency and Short-Term Investments Fund	$103,072	$355	$0	$0	$(5,643)	$97,784	$352	$0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Floating NAV Portfolio III	3,115	650,810	(494,500)	(84)	(50)	159,291	409	0
Totals	$106,187	$651,165	$(494,500)	$(84)	$(5,693)	$257,075	$761	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2022 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$269,419	$1,025	$0	$0	$(2,191)	$268,253	$1,025	$0
PIMCO Diversified Income Fund	31,808	122	0	0	(259)	31,671	121	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	21,467	82	0	0	(175)	21,374	82	0
PIMCO Emerging Markets Local Currency and Bond Fund	29,569	113	(1)	0	(240)	29,441	113	0
PIMCO Extended Duration Fund	22,515	86	0	0	(183)	22,418	86	0
PIMCO Global Advantage® Strategy Bond Fund	216	1	(1)	0	(2)	214	1	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	549	2	0	0	(4)	547	2	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	628,811	2,393	(1)	0	(5,113)	626,090	2,393	0
PIMCO International Bond Fund (Unhedged)	608	2	0	0	(5)	605	2	0
PIMCO Long Duration Total Return Fund	61,485	233	0	0	(500)	61,218	234	0
PIMCO Low Duration Fund	372,304	1,153	(167,700)	1,664	(3,559)	203,862	1,153	0
PIMCO Low Duration Fund II	35,506	113	(24,972)	165	(363)	10,449	114	0
PIMCO Moderate Duration Fund	33,525	122	(4,400)	(73)	(172)	29,002	122	0
PIMCO RAE Fundamental Advantage PLUS Fund	1,012	1	(1,013)	(17)	17	0	1	0
PIMCO RAE PLUS Fund	60,194	171	(22,983)	(402)	92	37,072	170	0
PIMCO RAE PLUS EMG Fund	1,017	4	(1)	0	(8)	1,012	4	0
PIMCO Short Asset Investment Fund	105,159	109,025	0	0	(1,757)	212,427	686	0
PIMCO Short-Term Fund	279,454	0	(279,426)	(4,931)	4,903	0	38	0
PIMCO StocksPLUS® Fund	20,069	23	(20,085)	(347)	340	0	25	0
PIMCO StocksPLUS® Absolute Return Fund	78,927	301	0	0	(642)	78,586	300	0
PIMCO StocksPLUS® International Fund (Unhedged)	13,538	43	(3,492)	(61)	(22)	10,006	43	0

Notes to Financial Statements (Cont.)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	81,686	311	(1)	0	(664)	81,332	311	0
PIMCO StocksPLUS® Small Fund	48,065	184	0	0	(391)	47,858	183	0
PIMCO Total Return Fund	2,666,755	9,676	(300,874)	(5,271)	(14,581)	2,355,705	9,677	0
PIMCO Total Return Fund II	24,737	87	(7,854)	(151)	(23)	16,796	88	0
PIMCO TRENDS Managed Futures Strategy Fund	84,010	320	(1)	0	(683)	83,646	320	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,486	$66,917	$(72,000)	$(11)	$4	$13,396	$17	$0
PIMCO California Municipal Bond Fund	7,315	34,215	(31,800)	(4)	(2)	9,724	14	0
PIMCO California Municipal Intermediate Value Fund	0	4,001	(2,894)	(0)	(1)	1,106	1	0
PIMCO California Municipal Opportunistic Value Fund	0	40,010	(36,100)	2	(1)	3,911	10	0
PIMCO California Short Duration Municipal Income Fund	12,840	78,220	(74,000)	(9)	(4)	17,047	20	0
PIMCO CommoditiesPLUS® Strategy Fund	14,386	29	0	0	(9)	14,406	29	0
PIMCO CommodityRealReturn Strategy Fund®	24,103	1,567,474	(1,591,000)	(67)	1	511	74	0
PIMCO Credit Opportunities Bond Fund	19,731	31	(4,600)	(60)	51	15,153	30	0
PIMCO Diversified Income Fund	315,233	286,064	(270,521)	(110)	(113)	330,553	664	0
PIMCO Dynamic Bond Fund	5,142	10	0	0	(3)	5,149	10	0
PIMCO Emerging Markets Bond Fund	365,073	268,406	(371,400)	(161)	24	261,942	506	0
PIMCO Emerging Markets Corporate Bond Fund	8,230	15,216	(15,300)	0	(4)	8,142	16	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	126,635	50	(126,500)	(1,919)	1,919	185	50	0
PIMCO Emerging Markets Local Currency and Bond Fund	149,599	735,622	(694,700)	(83)	(80)	190,358	321	0
PIMCO Extended Duration Fund	3,579	27,301	(30,700)	2	0	182	1	0
PIMCO Global Advantage® Strategy Bond Fund	5,056	32,910	(33,700)	(6)	(1)	4,259	10	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	95,648	87,199	(166,600)	(48)	15	16,214	98	0
PIMCO GNMA and Government Securities Fund	43,111	99,019	(139,300)	(2)	4	2,832	19	0
PIMCO High Yield Fund	518,392	517	(404,600)	(4,711)	4,580	114,178	517	0
PIMCO High Yield Municipal Bond Fund	140,605	199	(82,000)	(1,239)	1,182	58,747	199	0
PIMCO High Yield Spectrum Fund	118	0	0	0	0	118	0	0
PIMCO Income Fund	6,847,743	9,738,104	(15,065,300)	(2,613)	(307)	1,517,627	10,904	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (U.S. Dollar-Hedged)	596,721	1,393,180	(1,468,700)	(183)	(116)	520,902	580	0
PIMCO International Bond Fund (Unhedged)	76,863	153,572	(191,600)	19	(2)	38,852	71	0
PIMCO Investment Grade Credit Bond Fund	101	765,856	(756,400)	(20)	0	9,537	56	0
PIMCO Long Duration Total Return Fund	174	549,438	(494,300)	(2)	(16)	55,294	38	0
PIMCO Long-Term Credit Bond Fund	254	359,526	(313,901)	10	0	45,889	26	0
PIMCO Long-Term Real Return Fund	180	112,807	(110,100)	2	(1)	2,888	7	0
PIMCO Long-Term U.S. Government Fund	161	0	0	0	0	161	0	0
PIMCO Low Duration Credit Fund	5,410	59,743	(49,200)	4	(5)	15,952	42	0
PIMCO Low Duration Fund	145	1	0	0	0	146	0	0
PIMCO Low Duration Fund II	18	1	0	0	0	19	0	0
PIMCO Low Duration Income Fund	197	0	0	0	0	197	0	0
PIMCO Moderate Duration Fund	186	1	0	0	0	187	0	0
PIMCO Mortgage-Backed Securities Fund	3,450	21,203	(22,640)	(2)	0	2,011	3	0
PIMCO Mortgage Opportunities and Bond Fund	79,179	1,012,158	(738,300)	11	(71)	352,977	158	0
PIMCO Municipal Bond Fund	95,147	233,319	(151,100)	(18)	(101)	177,247	318	0
PIMCO National Intermediate Municipal Bond Fund	18,251	20,131	(21,700)	(99)	89	16,672	31	0
PIMCO National Municipal Intermediate Value Fund	0	50,915	(36,000)	4	(5)	14,914	15	0
PIMCO National Municipal Opportunistic Value Fund	0	35,636	(30,800)	(2)	(1)	4,833	36	0
PIMCO New York Municipal Bond Fund	17,349	82,253	(75,800)	(9)	(8)	23,785	53	0
PIMCO Preferred and Capital Securities Fund	173,568	339,388	(440,000)	(23)	(1)	72,932	189	0
PIMCO RAE Fundamental Advantage PLUS Fund	34,321	67	(692)	(9)	(11)	33,676	67	0
PIMCO RAE PLUS Fund	44	0	(1)	0	0	43	0	0
PIMCO RAE PLUS EMG Fund	7,728	16	0	0	(5)	7,739	15	0
PIMCO RAE PLUS International Fund	1,680	3	0	0	(1)	1,682	3	0
PIMCO RAE PLUS Small Fund	144	0	0	0	0	144	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	44,680	89	0	0	(28)	44,741	89	0
PIMCO Real Return Fund	8,940	850,643	(854,100)	(37)	(2)	5,444	43	0
PIMCO RealEstateRealReturn Strategy Fund	1,618	188,707	(190,200)	3	0	128	7	0
PIMCO Short Asset Investment Fund	65	0	0	0	0	65	0	0
PIMCO Short Duration Municipal Income Fund	17,992	105,596	(67,100)	(13)	(26)	56,449	97	0
PIMCO Short-Term Fund	152	0	0	0	0	152	0	0
PIMCO StocksPLUS® Fund	6,104	1	(6,106)	0	1	0	1	0
PIMCO StocksPLUS® Absolute Return Fund	152	0	0	0	0	152	0	0

Notes to Financial Statements (Cont.)

PIMCO StocksPLUS® International Fund (Unhedged)	65	0	0	0	0	65	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	18,242	37	0	0	(11)	18,268	36	0
PIMCO StocksPLUS® Long Duration Fund	114	105,303	(105,300)	(1)	0	116	3	0
PIMCO StocksPLUS® Short Fund	181	0	0	0	0	181	0	0
PIMCO StocksPLUS® Small Fund	160	0	0	0	0	160	0	0
PIMCO Strategic Bond Fund	2,630	6	0	0	(2)	2,634	5	0
PIMCO Total Return Fund	43,670	1,157,086	(1,130,400)	(177)	3	70,182	385	0
PIMCO Total Return Fund II	20,831	75,346	(68,200)	(89)	72	27,960	46	0
PIMCO Total Return Fund IV	3,887	15,628	(4,100)	(44)	34	15,405	28	0
PIMCO TRENDS Managed Futures Strategy Fund	137,393	192	(136,100)	(1,831)	1,788	1,442	191	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2022 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2022	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2022	Dividend Income	Shares Held at 06/30/2022
Clear Channel Outdoor Holdings, Inc.	$175,985	$0	$0	$0	$(121,562)	$54,423	$0	50,862,666
iHeartMedia, Inc. 'A'	170,900	0	0	0	(99,669)	71,231	0	9,028,024
iHeartMedia, Inc. 'B'	208,097	0	0	0	(121,362)	86,735	0	12,214,441
Neiman Marcus Group Ltd. LLC	142,627	0	0	0	16,370	158,997	0	919,864
Noble Corp.	152,180	0	0	0	(33,323)	118,857	0	4,688,652
Sierra Hamilton Holder LLC	2	0	0	0	0	2	0	15,369,768

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International Inc.
BOM	Bank of Montreal	FBF	Credit Suisse International	NXN	Natixis New York
BOO	BoA Securities, Inc (Repo Only)	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co. LLC	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BSS	Banco Santander S.A.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BTN		JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BYL	Barclays Bank PLC London Branch	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDL	Toronto Dominion Bank London
CDC	Natixis Securities Americas LLC	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	TOR	The Toronto-Dominion Bank
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UAG	UBS AG Stamford
CSN	Credit Suisse AG (New York)	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
DBL	Deutsche Bank AG London

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RSD	Serbian Dinar
BRL	Brazilian Real	ILS	Israeli Shekel	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KES	Kenyan Schilling	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	UGX	Ugandan Shilling
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UYU	Uruguayan Peso
DOP	Dominican Peso	NZD	New Zealand Dollar	VND	Vietnamese Dong
EGP	Egyptian Pound	PEN	Peruvian New Sol	ZAR	South African Rand
EUR	Euro	PHP	Philippine Peso	ZMW	Zambian Kwacha
GBP	British Pound

Exchange Abbreviations:
BIST	Borsa Instanbul Exchange	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	LME	London Metal Exchange	OTC	Over the Counter
CMX	Commodity Exchange, Inc.

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	EMSMF	Invesco MSCI Emerging Markets UCITS ETF	NDUEACWF	MSCI ACWI Index Future
ABX.HE	Asset-Backed Securities Index - Home Equity	ERADXULT	eRAFI International Large Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BADLARPP	Argentina Badlar Floating Rate Notes	ERAEMLT	eRAFI Emerging Markets Strategy Index	OMX	Stockholm 30 Index
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAUSST	eRAFI U.S. Small Strategy Index	PRIME	Daily US Prime Rate
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	EUR001M	1 Month EUR Swap Rate	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMF2T	Bloomberg Commodity Index 2-Month Forward Total Return	EUR003M	3 Month EUR Swap Rate	QSCOCAL	Calendar Margin ICE Gasoil vs Brent
BCOMTR	Bloomberg Commodity Index Total Return	EUR006M	6 Month EUR Swap Rate	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
BCOMTR1	Bloomberg Custom Commodity Index	EURMARGIN	European Refined Margin	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BP0003M	3 Month GBP-LIBOR	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	RBCAEC	Custom Commodity Forward Index
BRENT	Brent Crude	GOLDLNPM	London Gold Market Fixing Ltd. PM	RBCAEC0T	Custom Commodity Forward Index
BZDIOVRA	Brazil Interbank Deposit Rate	H15T10Y	10 Year US Treasury Yield Curve Constant Maturity Rate	RBCAECR1	Custom Commodity Forward Index
CAC	Cotation Assistée en Continu	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	RBCAECT0	Custom Commodity Forward Index
CDX.EM	Credit Derivatives Index - Emerging Markets	H15T7Y	7 Year US Treasury Yield Curve Constant Maturity Rate	S&P 500	Standard & Poor's 500 Index
CDX.HY	Credit Derivatives Index - High Yield	IBEX 35	Spanish Continuous Exchange Index	SIBCSORA	Singapore Overnight Rate Average
CDX.IG	Credit Derivatives Index - Investment Grade	IBR	Indicador Bancario de Referencia	SOFR30A	30-day Secured Overnight Financing Rate Average
CDX.MCDX	Credit Derivatives Index - Municipal Bond Credit Derivative Index	JMABFNJ	J.P. Morgan Custom Commodity Index	SOFRINDX	Secured Overnight Financing Rate Index
CIXBSTR3	Custom Commodity Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	SOFRRATE	Secured Overnight Financing Rate
CMBX	Commercial Mortgage-Backed Index	JMABNIC	J.P. Morgan Nic Custom Index	SONIO	Sterling Overnight Interbank Average Rate
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABNIC5	J.P. Morgan Custom Commodity Index	SPI 200	Australian Equity Futures Index
CNREPOFIX	China Fixing Repo Rates 7-Day	JPPMGSHP	JP Morgan Custom Commodity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CNX		KOSPI	Korea Composite Stock Price Index	TOPIX	Tokyo Price Index
COF 11	Cost of Funds - 11th District of San Francisco	LIBOR01M	1 Month USD-LIBOR	TSFR1M	Term SOFR 1-Month

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR	TTFNBP	Title Transfer Facility National Balancing Point
CPI	Consumer Price Index	LIBOR06M	6 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	LLSCO	Light Louisiana Sweet WTI Crude Oil Options	ULSD	Ultra-Low Sulfur Diesel
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LLSMEH	Light Louisiana Sweet WTI Crude Oil Options vs. Magellan East Houston WTI Crude Oil Options	US0001M	ICE 1-Month USD LIBOR
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	MEHCO	Magellan East Houston WTI Crude Oil Options	US0003M	ICE 3-Month USD LIBOR
DAX	Deutscher Aktien Index 30	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	US0006M	ICE 6-Month USD LIBOR
DWRTFT	Dow Jones Wilshire REIT Total Return Index	MUTKCALM	Tokyo Overnight Average Rate	US0012M	ICE 12-Month USD LIBOR
EAFE	Europe, Australasia, and Far East Stock Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index	WIBOR03M	3 Month Warsaw Inter Bank Offering Rate
ECOFIN	Enterprise 11th District COFI Replacement Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	PSF	Public School Fund
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	Q-SBLF	Qualified School Bond Loan Fund
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	SGI	Syncora Guarantee, Inc.
BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.
CM	California Mortgage Insurance

Other Abbreviations:
ABS	Asset-Backed Security	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PRIBOR	Prague Interbank Offered Rate
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
ATM	At-the-money	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MIBOR	Mumbai Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CBO	Collateralized Bond Obligation	MSCI	Morgan Stanley Capital International	TELBOR	Tel Aviv Inter-Bank Offered Rate
CDI	Natixis Singapore	NIBOR	Norwegian Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor	THB-THORON	Thai Overnight Repurchase Rate
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	oz.	Ounce	WIBOR	Warsaw Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	WTI	West Texas Intermediate
DAC	Designated Activity Company